AS FILED WITH THE SECURITIES AND EXCHANGE
                        COMMISSION ON NOVEMBER 30, 1995.
                               FILE NO. 33-8982
                               ICA NO. 811-4852
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      PRE-EFFECTIVE AMENDMENT NO. _____ [ ]

                       POST-EFFECTIVE AMENDMENT NO. 24 [X]

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO. 25 [X]

                             THE VICTORY PORTFOLIOS
                          (FORMERLY, THE SOCIETY FUNDS)
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 (800) 362-5365
                        (AREA CODE AND TELEPHONE NUMBER)

                                   COPIES TO:

GEORGE O. MARTINEZ                                     CARL FRISCHLING, ESQ.
BISYS FUND SERVICES, INC.                              KRAMER, LEVIN, NAFTALIS,
3435 STELZER ROAD                                      NESSEN, KAMIN & FRANKEL
COLUMBUS, OHIO 43219                                   919 THIRD AVENUE
                                                       NEW YORK, NEW YORK 10022

--------------------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

|_|  IMMEDIATELY UPON FILING PURSUANT TO    |_| ON (          ) PURSUANT TO
                                                    ----------
     PARAGRAPH (B)                                  PARAGRAPH (B)

|_|  60 DAYS AFTER FILING PURSUANT TO       |X| ON FEBRUARY 1, 1996 PURSUANT TO
     PARAGRAPH (A)(1)                           PARAGRAPH (A)(1)

|_|  75 DAYS AFTER FILING PURSUANT TO       |_| ON (          ) PURSUANT TO
     PARAGRAPH (A)(2)                           OF PARAGRAPH (A)(2) RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|_| THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES PURSUANT TO RULE 24F-2 AND ITS RULE 24F-2 NOTICE FOR ITS APRIL 30, 1995 FISCAL YEAR WAS FILED ON
JUNE 30, 1995, FOR ITS AUGUST 31, 1995 FISCAL YEAR WAS FILED ON OCTOBER 25, 1995, AND WILL FILE ON OR ABOUT DECEMBER 29, 1995 ITS RULE 24F-2 NOTICE FOR ITS OCTOBER 31, 1995 FISCAL YEAR, IN ACCORDANCE WITH RULE 24F-2.

                                               EXHIBIT INDEX AT PAGE          .

                             THE VICTORY PORTFOLIOS
                              CROSS-REFERENCE SHEET

Form N-1A Part A Item                       Prospectus Caption

i.     Cover Page                           Cover Page

ii.    Synopsis                             Summary of Fund Expenses

iii.   Condensed Financial Information      Financial Highlights

iv.    General Description of Registrant    Investment Objective and Policies;
                                            Limiting Investment Risks;
                                            Additional Information; Additional
                                            Information Regarding Securities
                                            in which the Fund May Invest

v.     Management of the Fund               Fund Organization and Fees

v.A.   Management's Discussion of Fund      Portfolio Management
       Performance

vi.    Capital Stock and Other Securities   How to Invest, Exchange and
                                            Redeem; Dividends, Distributions
                                            and Taxes; Additional Information

vii.   Purchase of Securities Being         How to Invest, Exchange and Redeem
       Offered

viii.  Redemption or Repurchase             How to Invest, Exchange and Redeem

ix.    Pending Legal Proceedings            Inapplicable

                              CROSS REFERENCE SHEET
                      THE VICTORY PORTFOLIOS - STATEMENT OF
                             ADDITIONAL INFORMATION


       Form N-1A Part B Item

x.     Cover Page                           Cover Page

xi.    Table of Contents                    Table of Contents

xii.   General Information and History      The Victory Portfolios; Additional
                                            Information-Description of Shares

xiii.  Investment Objectives and            Investment Objective and Policies
       Policies

xiv.   Management of the Fund               Management of the Victory Portfolios

xv.    Control Persons and Principal        Additional Information -
       Holders of Securities                Miscellaneous

xvi.   Investment Advisory and Other        Management of The Victory Portfolios
       Services

xvii.  Brokerage Allocation and             Management of The Victory Portfolios
       Other Practices                      - Portfolio Transactions

xviii. Capital Stock and Other              Valuation; Additional Purchase and
       Securities                           Redemption Information; Matters
                                            Affecting Redemption; Additional
                                            Information

xix.   Purchase, Redemption and Pricing     Valuation; Additional Purchase and
       of Securities Being Offered          Redemption Information; Management
                                            of the Victory Portfolios

xx.    Tax Status                           Additional Purchase and Redemption
                                            Information; Additional Tax
                                            Information

xxi.   Underwriters                         Management of the Funds-Distributor

xxii.  Calculation of Performance Data      Additional Information - Calculation
                                            of Performance Data

xxiii.   Financial Statements

                                     PART A

                      STATEMENT OF ADDITIONAL INFORMATION

                             THE VICTORY PORTFOLIOS

                                THE BALANCED FUND







 February 1, 1996




         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - The Balanced Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


Investment Policies and Limitations      1             INVESTMENT ADVISER
Valuation of Portfolio Securities       12    KeyCorp Mutual Fund Advisers, Inc.
Additional Purchase and
Redemption Information                  16
Management of the Victory Portfolios    21           INVESTMENT SUB-ADVISER
Advisory and Other Contracts            29      Society Asset Management, Inc.
Additional Information                  37
Independent Auditor's Report            41               ADMINISTRATOR
Financial Statements                    41        Concord Holding Corporation
Appendix                                42
                                                          DISTRIBUTOR
                                            Victory Broker-Dealer Services, Inc.

                                                         TRANSFER AGENT
                                              Primary Funds Services Corporation

                                                            CUSTODIAN
                                                 Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION



         The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty- eight series of units of beneficial interest ("shares"), representing interests in twenty- eight separate investment portfolios . This Statement of Additional Information relates to The Balanced Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus . No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT POLICIES AND LIMITATIONS


Additional Information on Fund Instruments

     The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.

         Bankers' Acceptances and Certificates of Deposit. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.

         The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.


         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Victory Portfolios' Board of Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

         Variable Amount Master Demand Notes. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. (See Variable and Floating Rate Notes.)

         Foreign Investment. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices are more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers, foreign branches of U.S. banks and of foreign banks. The Fund will acquire such securities only when Key Advisers or the Sub-Adviser believes the risks associated with such investments are minimal.

         Variable and Floating Rate Notes. The Fund may acquire variable and floating rate notes, subject to its investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:


         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Options. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio.
The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write call options on its common stocks in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the SubAdviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Futures Contracts.The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

         Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

         The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

         Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         The Fund has undertaken to restrict its futures contract trading as follows: first, the Fund will not engage in transactions in futures contracts for speculative purposes; second, the Fund will not market itself to the public as commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets; third, the Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, the Fund will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

         Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Key Advisers and The SubAdviser do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         The Fund may also acquire and sell put options on the securities held in its portfolio.

         A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Fund's assets. See "Variable and Floating Rate Notes" and "VALUATION" in this Statement of Additional Information.

         Miscellaneous Securities. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund will only purchase preferred stocks where the issuer is publicly traded and has capital in excess of $200 million.

         The Fund also may invest, consistent with its investment objective and policies, in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

         "When-Issued" Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the Victory Portfolios' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

         Government "Mortgage-backed" Securities. The Fund may invest in obligations of certain agencies and instrumentalities of the U.S. Government. Some such obligations, such as those issued by GNMA or the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.


         The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

MORTGAGE-RELATED SECURITIES -- IN GENERAL


         Mortgage-related securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Victory Portfolios may purchase mortgage-related securities at a premium or at a discount. Among the U.S. Government securities in which the Victory Portfolios may invest are government "mortgage-backed" (or government guaranteed mortgage related securities). Such guarantees do not extend to the value of yield of the mortgage-backed securities themselves or of the Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.


         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


         The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates above par in the secondary market.


         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and collateralized mortgage obligations ("CMOs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold PCs guarantee the timely payment of both principal and interest.

         CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds. FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

         U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Trustees. The Fund intends to limit its securities lending to 33 1/3% of total assets.

         Other Investment Companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in money market funds of the Victory Portfolios. Key Advisers and/or the Sub-Adviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees.

         Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Victory Portfolios' Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including the accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


Investment Restrictions


         The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

        THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

        4.  Issue any senior security (as defined in the 1940 Act), except that
(a)the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayeddelivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:

        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.

        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A ("Restricted Securities"), or securities offered pursuant to
Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.

State Regulations

        In addition, each of the Victory Portfolios, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Victory Portfolios' shareholders: (i) the Victory Portfolios has represented to the Texas State Securities Board, on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (ii) the Victory Portfolios has represented to the Texas State Securities Board on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest more than 5% of their net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

        The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

FUTURE DEVELOPMENTS

        The Fund may take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and Statement of Additional Information. Prior to commencing any new investment practice, the Fund will notify shareholders by means of prospectus supplement.

Portfolio Turnover


        The turnover rate for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.


        In the fiscal years ended October 31, 1994 and 1993, the Fund's portfolio turnover rates were ____% and ____%, respectively.


                        VALUATION OF PORTFOLIO SECURITIES

        Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board of Trustees.


                                   PERFORMANCE

        As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

        Yield and total return information may be useful to investors in reviewing the Victory Portfolios' performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

        STANDARDIZED YIELDS. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

               Standardized Yield = 2 [[(a-b + 1)to the sixth power] - 1]
                                          -----------
                                              cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses accrued for the period (net of any expense
                  reimbursements).
         c =      the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d =      the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended April 30, 1995 was ____% .

         DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class =

                Dividends of the Class  +  Number of days (accrual period) x 365
                  -----------------------------------------------------------
                    Max. Offering Price of the Class (last day of period)

         The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges.

         From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value for the 30-day period ended ________, 1995 were ____% and ____%, respectively.

         TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                  [(ERV)1]to the Nth - 1 = Average Annual Total Return
                   ----------
                      (P)

         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                     P

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown any net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period December 10, 1993 (commencement of operations) to ____, 1995 (life of fund) at maximum offering price were ___% and ____%, respectively. For the one year period ended _______________, 1995 annual total return for Class A was ______%.

         From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period December 10, 1993 (commencement of operations) to ________, 1995 (life of fund), at net asset value, was ____% and ___%, respectively. For the one year period ended _______, 1995, average annual total return for Class A shares was ___%.

         OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (i) all other funds, excluding money market funds, and (ii) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

         From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star. Morningstar ranks the Class A and Class B shares of the Fund in relation to other taxable bond funds.

         The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgaged-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not application to indices.

         From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objective in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

         Investors may also judge, and the Fund may at times advertise, performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC/Donoghue's Money Fund Reports, Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

         Advertisements   and  sales  literature  may  include   discussions  of
specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, its investment philosophy.

         When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.


             ADDITIONAL PURCHASE EXCHANGE AND REDEMPTION INFORMATION


         The Victory Portfolios (see "Description of Victory Portfolios" below) is open for business and the NAV of each class of shares of the Fund is calculated on each Business Day. A Business Day is every day on which the NYSE is open for business, the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The NAV of each class is determined and its shares are priced as of the close of regular trading of the NYSE (enerally 4:00 p.m. Eastern time (the "Valuation Time")) on each Business Day of the Fund. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.
The holiday closing schedule is subject to change.

         When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's NAVs at Valuation Time. A Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days.

         [If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.]

         Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         In the Prospectus, the Victory Portfolios, Key Advisers and the Sub-Adviser have notified shareholders that they reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                         ADDITIONAL PURCHASE INFORMATION

         ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

         The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

         CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

         The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         The methodology for calculating the net asset value, dividends and distributions of the Fund Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses included (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

         REDUCED SALES CHARGE. Reduced sales charges are applicable to purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other Victory Portfolios made at any one time. To obtain the reduction of the sales charge, you or your investment professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable sales charge.

         The contingent deferred sales charge is waived on Class B shares in the following cases: (i) shares sold to Key Advisers, the Sub-Adviser or their affiliates; (ii) shares issued in plans of reorganization to which the Fund is a party; and (iii) shares redeemed in involuntary redemptions.

         In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

         COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one investment professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

         RIGHTS OF ACCUMULATION. Your "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's NAV at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

         LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

         Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

         If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

         If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


                         ADDITIONAL EXCHANGE INFORMATION

         Class A shares of the Victory Portfolios (see "Description of Victory Portfolios" below) may be exchanged for shares of any Victory money market fund or any Victory Portfolios with a reduced sales charge. Shares of any Victory money market portfolio or any Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market portfolio may be used to purchase Class B shares of the Fund.)

         Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. The CDSC applicable to Class B shares is imposed on Class B shares redeemed within six years of the initial purchase of the exchanged Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest" in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


                        ADDITIONAL REDEMPTION INFORMATION

         REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares, or
(ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund. For information on which funds are available for the Reinstatement Privilege, please consult your program materials.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes sbstantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

         The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

         For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


Additional Tax Information


         It is the policy of each fund of the Victory Portfolios to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Code, for so long as such qualification is in the best interest of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Victory Portfolios expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.


         In order to qualify as a RIC, each fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Victory Portfolios control and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Victory Portfolios may engage in short-term trading and concentrate investments. If a fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         Certain investment and hedging activities of a fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Victory Portfolios and their securities.

         Each fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide (or provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


         Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Victory Portfolios. No attempt has been made to present a complete explanation of the federal tax treatment of a fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a fund of these Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                      MANAGEMENT OF THE VICTORY PORTFOLIOS

Board of Trustees

         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                               Position(s) Held
                               With the Victory        Principal Occupation
Name, Address and Age          Portfolios              During Past 5 Years
---------------------          --------------------    -------------------
Robert G. Brown, 72
5460 N. Ocean Drive
Singer Island, FL  33404       Trustee                 Retired; from October 1983 to November 1990, President,
                                                       Cleveland Advanced Manufacturing Program (non-profit
                                                       corporation engaged in regional economic development);
                                                       Trustee, The Victory Funds.

Edward P. Campbell, 45
Nordson Corporation
28601 Clemens Road
Westlake, OH  44145            Trustee                 From March, 1994 to present, Executive Vice President and
                                                       Chief Operating Officer of Nordson Corporation
                                                       (manufacturer of application equipment); from May, 1988
                                                       March 1994, Vice President of Nordson Corporation; from
                                                       1987 to August 1994, member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May 1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds and Spears, Benzak, Salomon and Farrell
                                                       ("SBSF") Funds.
Dr. Harry Gazelle, 67
17822 Lake Road
Lakewood, Ohio  44107          Trustee                 Retired radiologist, Drs. Hill and Thomas Corp. Trustee,
                                                       The Victory Funds.







Dr. Thomas F. Morrissey, 62
Weatherhead School of
   Management
Case Western Reserve
  University
10900 Euclid Avenue
Cleveland, OH  44106-7235      Trustee                 1995 Visiting Scholar, Bond University, Queensland,
                                                       Australia; Professor, Weatherhead School of Management,
                                                       Case Western Reserve University; from 1989 to 1995,
                                                       Associate Dean of Weatherhead School of Management;
                                                       from 1987 to August 1994, Member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May  1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds.

Stanley I. Landgraf, 70
41 Traditional Lane
Albany, NY  12211              Trustee                 Retired; currently, Trustee, Rensselaer Polytechnic Institute;
                                                       Director, Elenel Corporation, Albany International
                                                       Corporation and Mechanical Technology, Inc.; Member,
                                                       Board of Overseers, School of Management, Rensselaer
                                                       Polytechnic Institute; Member, The Fifty Group (a Capital
                                                       Region business organization); Trustee, The Victory Funds.

Leigh A. Wilson*, 51
River Tower
420 East 54th Street
Apt. 10H
New York, NY  10022            Trustee and President   From 1989 to present, Chairman and Chief Executive
                                                       Officer,        Glenleigh
                                                       International    Limited;
                                                       from   1984-1989,   Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and SBSF Funds.

Dr. H. Patrick Swygert, 52
Howard University
2400 6th Street, N.W.
Suite 320
Washington, D.C. ___           Trustee                 Currently President, Howard University; Trustee, The
                                                       Victory Funds; formerly President, State University of New
                                                       York at Albany; formerly, Executive Vice President,
                                                       Temple University.

------------
* Mr. Wilson is deemed to be an "interested person" of The Victory Portfolios under the 1940 Act solely by reason of his position as President.

         The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Morrissey, Brown and Landgraf (Chairman), who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Board of Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as disinterested Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

         The Investment Policy Committee met four times during the current fiscal year commencing November 1, 1994. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met once since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the current fiscal year prior to May 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

         Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the Funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

         The following tables indicate the compensation received by each Trustee during the fiscal year of the Funds which ended on October 31, 1995:


                                                The Victory   The Victory                            The Victory       The Victory
                              The Victory       Diversified   Government          The Victory        Intermediate     International
                           Balanced Fund1/       Stock Fund  Mortgage Fund1/      Growth Fund2/      Income Fund      Growth Fund2/
                           ---------------       ----------  ---------------      -------------      -----------      -------------
Robert G. Brown,
    Trustee ........            $1,178.91         $2,331.48         $1,126.45         $1,168.23           $980.48           $880.52

Edward P. Campbell,
  Trustee ..........             1,539.75          2,009.87          1,174.17            740.45            841.67            670.63

Harry Gazelle,
  Trustee ..........               974.79          1,929.86            919.93            987.41            809.59            735.72

John W. Kemper,
  Trustee* .........               541.57          1,060.05            589.95            843.06            458.81            506.60

Thomas F. Morrissey,
  Trustee ..........             1,539.75          2,009.87          1,174.17          1,151.74            841.67            802.87

Stanley I. Landgraf,
  Trustee ..........             1,014.75          2,009.87            949.17            842.51            841.67            708.01

Leigh A. Wilson,
  Trustee ..........             1,112.55          2,206.35          1,021.27          1,213.17            920.59            865.44

H. Patrick Swygert,
  Trustee ..........             1,014.75          2,009.87            949.17          1,151.74            841.67            802.87

John Buckingham,*
  Trustee ..........               541.57          1,060.05            589.95            226.15            458.81            409.93

John R. Young,*
  Trustee ..........               577.04          1,132.82            621.95            750.08            488.98            494.95

*Resigned

------------------------------------------------


1/ For certain Trustees, these amounts include payments made by the Society Collective Investment Retirement Funds, which were reorganized into these Funds as of December 19, 1994.

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                             The Victory     The Victory         The Victory       The Victory      The Victory       The Victory
                      Investment Quality     Limited Term      Ohio Municipal    Ohio Regional   Prime Obligations       Special
                            Bond Fund2/      Income Fund2/         Bond Fund        Stock Fund           Fund           Value Fund
                            -------------    -------------         -----------      ------------       ---------         ----------
Robert G. Brown,
  Trustee ..........            $1,052.54         $1,155.92           $443.98           $271.80         $4,747.58         $1,091.75

Edward P. Campbell,
  Trustee ..........               776.01            922.20            376.72            231.79          3,921.95            942.58

Harry Gazelle,
  Trustee ..........               876.72            969.26            364.09            223.52          3,832.26            904.37

John W. Kemper,*
  Trustee ..........               644.08            581.73            223.59            133.11          2,818.92            489.58

Thomas F. Morrissey,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

Stanley I. Landgraf,
   Trustee .........               827.74            960.31            376.72            231.79          3,921.95            942.58

Leigh A. Wilson,
  Trustee ..........             1,033.38          1,143.77            407.85            252.05          4,143.70          1,036.09

H. Patrick Swygert,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

John D. Buckingham,*
  Trustee ..........               504.76            495.35            223.59            133.11          2,818.92            489.58

John R. Young,*
  Trustee ..........               619.72            590.17            236.57            140.98          2,915.30            523.93

*  Resigned

------------------------------------------------

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                     The Victory                                                                    The Victory      Victory
                      Tax-Free   The Victory U.S.                                   The Victory    Institutional      Stock
                       Money         Government       The Victory   The Victory      Government        Money          Index
                    Market Fund   Obligations Fund2/  Value Fund2/ Fund for Income3/ Bond Fund3/    Market Fund3/     Fund
                     -----------  ------------------  ------------ ----------------- -----------   -------------      ----

Robert G. Brown,
  Trustee ..........   $   1,781.03   $   5,774.42   $   1,842.48   $     217.14   $     773.66   $   3,820.17      $  797.69

Edward P. Campbell,
  Trustee ..........       1,523.27       4,324.24       1,581.23         114.18         389.76       2,204.64         689.90

Harry Gazelle,
  Trustee ..........       1,467.67       4,922.46       1,522.01         189.79         675.74       3,425.47         661.40

John W. Kemper,*
  Trustee ..........         853.51       3,098.06         841.91         161.55         624.83       2,554.32         356.16

Thomas F. Morrissey,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

Stanley I. Landgraf,
  Trustee ..........       1,523.57       4,828.66       1,580.86         157.16         535.10       2,927.66         689.90

Leigh A. Wilson,
  Trustee ..........       1,661.60       5,902.24       1,732.57         248.70         874.92       4,397.12         759.38

H. Patrick Swygert,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

John D. Buckingham,*
  Trustee ..........         853.51       2,478.65         840.54          82.92         318.60       1,333.87         356.16

John R. Young,*
  Trustee ..........         900.37       3,074.28         899.81         140.67         535.81       2,223.97         379.85

*           Resigned

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's successor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                                    The Victory
                             The Victory       The Victory     The Victory Ohio     The Victory      Financial
                         National Municipal       New York      Municipal Money   Special Growth      Reserves
                            Bond Fund3/        Tax-Free Fund3/    Market Fund3/      ____Fund2/       Funds 3/
Robert G. Brown,
  Trustee ..........               $39.89           $141.29         $2,962.00           $401.99        $4,834.58

Edward P. Campbell,
  Trustee ..........                26.78             76.45          4,899.18            272.35          3,549.91

Harry Gazelle,
  Trustee...........                37.48            123.38          3,548.52            341.34          5,474.20

John W. Kemper,*
  Trustee ..........                18.20            100.45          1,893.61            260.65          2,913.01

Thomas F. Morrissey,
  Trustee ..........                40.09            148.08          5,602.37            388.49          4,996.26

Stanley I. Landgraf,
  Trustee ..........                38.83            104.47          3,183.11            307.57          5,112.02

Leigh A. Wilson,
  Trustee ..........                49.44            162.90          3,424.84            417.32          5,729.73

H. Patrick Swygert,
  Trustee ..........                40.09            148.08          3,102.37            388.49          4,996.26

John D. Buckingham,*
  Trustee ..........                13.33             51.65          1,784.96            177.06          2,598.87

John R. Young,*
  Trustee ..........                18.91             88.31          1,661.29            238.89          2,709.16

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's predecessor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                       Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81

*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Balanced Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."



                                                                                      Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81


*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective
         Investment  Retirement Funds,  which were reorganized into the Balanced
         Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund
         Complex."



Officers

                  The officers of the Victory Portfolios, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position with the                     Principal occupation
   Name                                 Victory Portfolios                    during past 5 years
Leigh A. Wilson, 51                  President and Trustee              From 1989 to present, Chairman and
                                                                        Chief Executive Officer, Glenleigh
                                                                        International Limited; from 1984-1989,
                                                                        Chief Executive Officer, Paribas North
                                                                        America and Paribas Corporation; Trustee
                                                                        to The Victory Funds and SBSF Funds.

William B. Blundin, 57               Vice President                     Senior Vice President of BISYS Fund
                                                                        Services; officer of other investment
                                                                        companies administered by BISYS Fund
                                                                        Services; President and Chief Executive
                                                                        Officer of Vista Broker-Dealer Services,
                                                                        Inc., Emerald Asset Management, Inc. and
                                                                        BNY Hamilton Distributors, Inc.,
                                                                        registered broker/dealers.





J. David Huber, 49                   Vice President                     Executive Vice President, BISYS Fund
                                                                        Services.

Scott A. Englehart, 33               Secretary                          From October 1990 to present, employee
                                                                        of BISYS Fund Services, Inc.; from 1985
                                                                        to October 1990, Manager of Banking
                                                                        Center, Fifth Third Bank.

George O. Martinez, 36               Assistant Secretary                From March 1995 to present, Senior Vice
                                                                        President and Director of Legal and
                                                                        Compliance Services, BISYS Fund
                                                                        Services; from June 1989-March 1995,
                                                                        Vice President and Associate General
                                                                        Counsel, Alliance Capital Management.

Martin R. Dean, 31                   Treasurer                          From May 1994 to present, employee of
                                                                        BISYS Fund Services; from January 1987
                                                                        - April 1994, Senior Manager, KPMG
                                                                        Peat Marwick.

Adrian J. Waters, 32                 Assistant Treasurer                From May 1993 to present, employee of
                                                                        BISYS Fund Services; from 1989-May
                                                                        1993, Manager, Price Waterhouse.

         The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         The officers of the Victory Portfolios receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the Victory Portfolios for acting as Administrator.

         As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.


Investment Adviser and Sub-Adviser


         KeyCorp Mutual Fund Advisers, Inc. was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the 1940 Act. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp . Affiliates of Key Advisers manage approximately $37 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

         KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1995, KeyCorp had an asset base of $67.5 billion, with banking offices in 25 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger between Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company, which merger was consummated during the first quarter of 1994. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and mortgage leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund
                  Victory Government Mortgage Fund
                  Victory Financial Reserves Fund
                  Victory Fund for Income #

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal  Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory  Ohio Regional Stock Fund

         1% OF AVERAGE DAILY NET ASSETS
                  Victory  Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund+/-

         1.10% OF AVERAGE DAILY ASSETS
                  Victory International Growth Fund


         #        First   Albany   Asset   Management   Corporation   serves  as
                  sub-adviser to the Victory Fund for Income, for which it receives .20% paid by Key Advisers.

         +/- T. Rowe Price Associates, Inc. serves as sub-adviser to Society Special Growth Fund, for which it receives .25% of average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million paid by Key Advisers.

                          ADVISORY AND OTHER CONTRACTS

         Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Funds provides that it will continue in effect as to a particular Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Key Advisers.
The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Victory Portfolios in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties and obligations thereunder.

         Under the Investment Advisory Agreement, Key Advisers has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays Key Advisers a fee, computed daily and paid monthly, at the annual rate of sixty-five one-hundredths of one percent (.65%) of the average daily net assets of the Fund.

         From January, 1993 until , 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal year ended October 31, 1994 the Fund paid investment advisory fees of $536,712 after fee reductions of $396,767. For the six months ended April 30, 1995, the Fund paid investment advisory fees of $______________.

         Under an investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers, Key Advisers may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers.

         Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of each of the Victory Portfolios except Fund for Income and Special Growth Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Fund. For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser subadvisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the schedule below:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                           Rate of                             Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.65%        Up to $10,000,000       0.90%
Next $15,000,000           0.50%        Next $15,000,000        0.70%
Next $25,000,000           0.40%        Next $25,000,000        0.55%
Above $50,000,000          0.35%        Above $50,000,000       0.45%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                               Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.40%        Up to $10,000,000        0.25%
Next $15,000,000           0.30%        Next $15,000,000         0.20%
Next $25,000,000           0.25%        Next $25,000,000         0.15%
Above $50,000,000          0.20%        Above $50,000,000        0.125%

--------------------

* As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the Sub-Adviser, and shall be in writing and signed by the parties hereto.


Glass-Steagall Act

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         Key Advisers and the Sub-Adviser believe that they may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios without violation of applicable statutes and regulations and has so represented in its Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios. Key Trust Company of Ohio, N.A. believes that it may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Shareholder Servicing Agreement with the Victory Portfolios (as described below) without violation of applicable statutes and regulations and has so represented in such Shareholder Servicing Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser from continuing to perform such services for the Victory Portfolios. Depending upon the nature of any changes in the services which could be provided by Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser the Trustees of the Victory Portfolios would review the Victory Portfolios' relationship with Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and its affiliated and correspondent banks and other non-bank affiliates in connection with customer purchases of shares of the Victory Portfolios, the banks and such non-bank affiliates might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Victory Portfolios' method of operations would affect its net asset value per share or result in financial losses to any customer.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser including, but not limited to, (i) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.


Portfolio Transactions


         Pursuant to the Investment Advisory (Sub-Advisory) Agreement, Key Advisers or the Sub-Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each fund's investment objective and restrictions, which securities are to be purchased and sold by a fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker/dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Key Advisers or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the advisory (sub-advisory) fees payable to Key Advisers or the Sub-Adviser by the Victory Portfolios. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory Portfolios and other clients and, conversely, supplemental information obtained by the placement of business or other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its affiliates, Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each fund are made independently from those for the other funds or any other investment company or account managed by Key Advisers or the Sub-Adviser. Any such other investment company or account may also invest in the same securities as a particular fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the SubAdviser believes to be equitable to a fund or the Victory Portfolios and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtained by a fund. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory (Sub-Advisory) Agreement, in making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the Sub-Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

         In the fiscal year ended October 31, 1994 and the six months emded April 30, 1995, the Fund paid $238,762 and $________, respectively, in brokerage commissions.


Administrator


         Currently, Concord Holding Corporation ("CHC") serves as general manager and administrator (the "Administrator") to the Fund. Prior to CHC becoming administrator to the Fund, The Winsbury Company ("Winsbury") served as administrator. The Administrator assists in supervising all operations of each fund (other than those performed by Key Advisers or the Sub-Adviser under the
Investment   Advisory   (Sub-Advisory)   Agreement).   The Administrator  is  a
broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         CHC receives a fee from each fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to any fund in order to increase the net income of one or more funds of the Victory Portfolios available for distribution as dividends.

          Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of that Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

         The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the
Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.

         CHC receives an annual fee of .15% of the Fund's average net assets, paid monthly, for services performed under the Fund's Administration Agreement. CHC may, from time to time, agree to reimburse the Fund for expenses above a specified percentage of average net assets.

         Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are they responsible for the underwriting of Victory Portfolios shares.

         In the fiscal year ended October 31, 1994, the Fund paid to Winsbury aggregate administration fees of $131,378 after fee reductions of $8,644. In the six months ended April 30, 1995, the Fund paid administration fees of $___________.

Class B Shares Distribution Plan

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company Act of 1940.

The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee and the contingent deferred sales charge received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by a Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of a Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Trustees including a majority of the Independent Trustees at a meeting called for that purpose and by the holders of a majority of shares of the class. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Fund's shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

Business Management Agreement

         In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers, pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Company's Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and other administrative and compliance systems and support services.

         For such services, the Sub-Adviser pays fees to Key Advisers which vary according to a sliding scale containing "breakpoints" at which decreases in the business management fees correspond to increases in the average daily net asset values of a Fund as follows:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.30%        Up to $10,000,000       0.55%
Next $15,000,000           0.15%        Next $15,000,000        0.35%
Next $25,000,000           0.05%        Next $25,000,000        0.20%
Above $50,000,000          0.00%        Above $50,000,000       0.15%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.25%        Up to $10,000,000       0.20%
Next $15,000,000           0.15%        Next $15,000,000        0.15%
Next $25,000,000           0.10%        Next $25,000,000        0.10%
Above $50,000,000          0.05%        Above $50,000,000       0.075%


--------------------

*        As a percentage of average daily net assets.


Shareholder Servicing  Plan

The Victory Portfolios, on behalf of the Class A and Class B shares of the Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares, which include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Victory Portfolios on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries concerning their investment in shares; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (x) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided as Shareholder Servicing Agent pursuant to its respective Shareholder Servicing Agreement, the Victory Portfolios pays each Shareholder Servicing Agent a fee computed daily and paid monthly, in amounts aggregating not more than twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund per year. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


Expenses


         Each fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees of the Trustees of the Victory Portfolios, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the fund's operation.

         If total expenses borne by any of the Victory Portfolios in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Sub-Adviser as applicable, and the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Victory Portfolios limits each fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a fund's average net assets, 2.0% of the next $70 million of a fund's average net assets, and 1.5% of a Fund's remaining average net assets. Any expenses to be borne by Key Advisers or the Sub-Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, or the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.


Distributor


         Victory Broker-Dealer Services, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of each fund of the Victory Portfolios pursuant to a Distribution Agreement. Prior to Victory BrokerDealer Services, Inc. becoming the Distributor, Winsbury served as distributor of each Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (i) by the Victory Portfolios' Trustees or by the vote of a majority of the outstanding shares of the Victory Portfolios, and (ii) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of its assignment, as defined in the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, Winsbury received $34,615, $77,258 and $212,021, respectively, in underwriting commissions, and retained $0, $0 and $15, respectively. For the six months ended April 30, 1995, the Distributor received $__________ in underwriting commissions.


Fund Accountant


         BISYS Fund Services Ohio, Inc. serves as fund accountant for each fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Victory Portfolios' net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Victory Portfolios, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of a Fund's daily average net assets, .02% of the next $100 million of a Fund's daily average net assets, and .01% of a Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable Fund, $2,917 per tax-free Fund, and $3,333 per international Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

         In the fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, the Victory Portfolios paid The Winsbury Service Corporation fund accounting fees (after fee waivers) of $119,516, $144,288 and $152,663, respectively, for the Fund. For the six months ended April 30, 1995, the Fund paid $__________ in fund accounting fees.


Custodian


         Cash and securities owned by each fund of the Victory Portfolios (except the International Growth Fund) are held by Key Trust Company of Ohio, N.A. as custodian; cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub-custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian. Key Trust Company of Ohio, N.A. serves as custodian to each fund of the Victory Portfolios (except the International Growth Fund) pursuant to a Custodian Agreement dated May 24, 1995. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated _____________. Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund; (ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities; (iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. and The Bank of New York each may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.


Transfer Agent


         The Primary Funds Service Corporation serves as transfer agent and dividend disbursing agent for each fund, pursuant to a Transfer Agency and Shareholder Servicing Agreement. Under its agreement with the Victory Portfolios, Primary Funds Service Corporation has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, Primary Funds Service Corporation receives a maximum monthly fee of $1,250 per fund to a maximum of $3.50 per account per fund.


Auditors


         The financial highlights appearing in the Prospectus for the Fund, other than unaudited information marked as such, has been derived from financial statements of the Victory Portfolios which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are incorporated by reference in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.


Legal Counsel

         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 are counsel to the Victory Portfolios.

                             ADDITIONAL INFORMATION

Description of Shares


          The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. On or about February 29, 1996, contingent upon shareholder approval, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios presently has twenty- eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


         As described in the Prospectus under the caption "ADDITIONAL INFORMATION -- Voting Rights," shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Victory Portfolios and filed with the Victory Portfolios' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

Shareholder and Trustee Liability

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.



Delaware Law [to be inserted]


Miscellaneous


         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Victory Portfolios upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Victory Portfolios' Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of the respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund but that are allocated to a fund in proportion to the relative net asset values of the respective fund of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees of the Victory Portfolios and will be in accordance with generally accepted accounting principles. Determinations by the Trustees of the Victory Portfolios as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

         As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the out standing shares" of the Victory Portfolios or a particular fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Victory Portfolios or such fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding votes of shareholders of the Victory Portfolios or such fund.


         Organizational expenses are allocated to each of the Victory Portfolios and are amortized over a period of two years from the commencement of the public offering of shares of the Victory Portfolios.

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios, serve for a term lasting until the next meeting of shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.


         The  Victory   Portfolios  is  registered  with  the  Commission  as  a
management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         The 1994 Annual Report and 1995 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1994 and for the semi-annual period ended April 30, 1995. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety in reliance upon such report of Coopers & Lybrand L.L.P. and on the authority of such firm as experts in auditing and accounting.

                          INDEPENDENT AUDITOR'S REPORT

                              FINANCIAL STATEMENTS

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"),
Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+.     High credit quality Protection factors are strong.

         AA.      Risk is modest but may vary slightly from time to time

         AA-.     because of economic conditions.

         A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.


         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                    [LOGO]

                              THE VICTORY FUNDS





                                 SEMI-ANNUAL
                                    REPORT

                            ---------------------
                            THE VICTORY PORTFOLIOS


                                APRIL 30, 1995

C      O      N      T      E      N      T      S


Shareholder Letter                           1
Investment Review and Outlook                2

        FINANCIAL STATEMENTS
        --------------------
Understanding Your Financial Statements      3
Statements of Assets and Liabilities         5
Statements of Operations                    10
Statements of Changes in Net Assets         15
Schedules of Portfolio Investments          22
Notes to Financial Statements               73
Financial Highlights                        83



Society Asset Management, Inc. ("SAM"), a subsidiary of KeyCorp, is the investment adviser to The Victory Portfolios. The Victory Portfolios is sponsored and distributed by Victory Broker Dealer Services, Inc., which is not affiliated with SAM, KeyCorp, any KeyCorp bank or their affiliates. SAM and Society National Bank, also a subsidiary of KeyCorp, receive fees from The Victory Portfolios for their services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Portfolios.

Yields will fluctuate, and there can be no assurance that the money market funds of The Victory Portfolios will be able to maintain a stable net asset value of $1.00 per share. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government. The composition of the fund's holdings is subject to change.


--------------------------------------------------------------------------------
         NOT
        FDIC
       INSURED
--------------------------------------------------------------------------------
SHARES OF THE VICTORY PORTFOLIOS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, SOCIETY ASSET MANAGEMENT, INC., OR THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE VICTORY

PORTFOLIOS



DEAR SHAREHOLDER:

The Victory Portfolios is pleased to provide you with this semi-annual report for the six-month period ended April 30, 1995. We are very proud to inform you that the Diversified Stock Fund, the Ohio Regional Stock Fund and the Fund for Income Portfolio all received 4 star ratings by Morningstar as of April 30, 1995.* For more information about your funds, rankings or for article reprints call 1-800-KEY-FUND (539-3863).

Last year, when we changed our name to The Victory Portfolios, we also added a number of convenient service and investment features. These initiatives marked the beginning of a broader plan to restructure and expand our products and services. Most recently, shareholders of The Victory Funds, an affiliated group of funds with 14 investment portfolios, approved a reorganization that took place on June 5, 1995. This date marked the final steps of a year-long process focused on streamlining our product offerings and increasing the efficiency of other services necessary to support the funds' operations. On June 5, The Victory Funds merged with The Victory Portfolios. Seven portfolios of our affiliate were merged with comparable investment portfolios, and seven new portfolios were added. In all, there are now 24 Victory Portfolios available to investors as part of the combined $5.1 billion complex.

I won't go into the enormous detail of this restructuring effort except to thank management, our service providers and our investment professionals for their support.

WOULDN'T IT BE NICE IF . . . (some summertime thoughts)

- the information superhighway actually cut our commute time

- major league baseball players had to get real jobs at real wages (at least for a while)

- the Paperwork Reduction Act actually resulted in less paperwork for America's businesses

Thank you for choosing to invest in The Victory Portfolios. Our goal is to become America's First Choice for Investors.


LEIGH A. WILSON

Leigh A. Wilson, President
THE VICTORY PORTFOLIOS

P.S. For more information about any of The Victory Portfolios, please request a prospectus by calling 1-800-KEY-FUND (539-3863). The prospectus contains more complete information, including charges and expenses. Read the prospectus carefully before you invest or send money.


*Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 1995. The ratings are subject to change every month. Star ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three- and five-year periods ended April 30, 1995, 1,190 and 891 equity funds, 561 and 372 fixed-income funds were rated. Diversified is rated 4 stars for the three- and five-year periods; Ohio Regional is rated 3 stars for the three-year period and 4 stars for the five-year period; and Fund for Income is rated 3 stars for the three-year period and 4 stars for the five-year period. Ten percent of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and 10% receive 1 star. Past performance is no guarantee of future results. These ratings do not include the effect of a sales charge. Fees have been waived for certain periods; without the effect of these waivers performance and ratings may have varied.

INVESTMENT

REVIEW

AND

OUTLOOK

(AS OF MAY 5, 1995)



IN OUR OPINION . . .

FROM 75 TO 45 (mph)

The widely predicted SOFT LANDING of the U.S. economy is not "on the way" . . . it's already "arrived." More and more fresh economic data depict an economy which, in recent months, has "slowed" from a "75 mile-per-hour" pace throughout 1994 (especially during the fourth quarter) to a more modest "speed" of roughly "45 miles per hour." This slowing appears to be very satisfying to the economy's primary "traffic cop" . . . the Federal Reserve.

The latest economic numbers describe an "economic vehicle" with the "brakes" now firmly applied. The May 3 release of the Index of Leading Economic Indicators for March recorded its largest decline in two years. February and March also registered as the largest back-to-back monthly declines since the summer of 1992. Equally exciting (only to economists) was a surprising 0.1% decline in factory orders during March, another sign of some "bad gas" in the "economic engine." In addition, factory inventories rose more than expected in March and were revised higher for February. This stronger inventory buildup suggests that the most recent U.S. Commerce Department estimate of a 2.8% real GDP growth "speed" during the first quarter of 1995 will be revised to a "faster speed." This expected upward revision will come at the expense of a weak current quarter . . . perhaps as "sluggish" as a 1.2-1.8% real annual rate.

The May 5 release of the April unemployment numbers, which jumped from 5.5% to 5.8%, shed further light on the "engine's diagnosis." These particularly weak numbers could "fuel" additional near-term strength in both stocks and bonds.

IS THE FED FINISHED TIGHTENING?

The data of recent days provided more "high octane" fuel to the financial markets' belief that the Fed will likely "stay on cruise control" for some time to come. Many economists now suggest the Fed's next move will be to "step on the gas" (ease policy). Although we would like to believe that, we expect a modest resurgence of the economy during the second half of 1995, "fueled" by rising exports, solid manufacturing output, strong capital spending, and improved consumer interest in housing. This combination, added to some worrisome economic "exhaust" (inflation pressure), could force the Fed's foot to the "brake pedal" once again.

Society Asset Management, Inc.

                   UNDERSTANDING YOUR FINANCIAL STATEMENTS

o The FINANCIAL STATEMENTS summarize and describe a fund's financial transactions. They are broken down into four different statements, which are illustrated below:

THE STATEMENTS OF ASSETS AND LIABILITIES lists all of the assets and liabilities of the mutual fund. This is the individual fund's "balance sheet." Also disclosed on this statement is the fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the mutual fund's net assets (capital stock, undistributed income, etc.).

[FORM]          SUMMARY OF THE MUTUAL FUND'S INVESTMENTS AND ALL
                OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS
                OWED TO THE FUND BY OUTSIDE PARTIES

                SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY
                THE MUTUAL FUND

                NET RESULT OF ASSETS LESS LIABILITIES

                THE MARKET WORTH OF THE MUTUAL FUND'S TOTAL ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE


THE STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the mutual fund's investments, the expenses incurred by the fund from its operations, and any gains or losses recognized by the fund from holding and/or selling any investments.



[FORM]          ANY INCOME EARNED FROM THE MUTUAL FUND'S INVESTMENTS

                OPERATING EXPENSES INCURRED BY THE MUTUAL FUND DURING
                THE PERIOD



                GAINS OR LOSSES REALIZED UPON THE SALE OF THE MUTUAL FUND'S INVESTMENTS ALONG WITH UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS AT THE REPORT DATE

                NET CHANGE DUE TO MUTUAL FUND OPERATIONS

THE STATEMENT OF CHANGES IN NET ASSETS shows the total assets of the mutual fund for the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


[FORM]          OPERATIONS - SEE STATEMENT OF OPERATIONS

                DIVIDENDS TO SHAREHOLDERS - TOTAL INCOME DIVIDENDS PAID TO SHAREHOLDERS DURING THE PERIODS

                NET REALIZED GAINS - TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                CAPITAL STOCK TRANSACTIONS - DOLLAR VALUE OF MUTUAL FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


THE PORTFOLIO OF INVESTMENTS lists each investment holding in the mutual fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the mutual fund's net assets that these groupings represent is also disclosed.


[FORM]          TYPE OF SECURITY

                INDUSTRY SECTOR AND PERCENTAGE OF THE MUTUAL FUND's NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)


                ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND MARKET
                VALUE AS OF REPORT DATE



o The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These include information on accounting methods used by the mutual fund, contractual arrangements between the fund and its service providers, certain transactions affecting the fund, and other general information about the fund.

o The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout the period, the net investment income, the realized and unrealized gains and losses, and the dividends and distributions of the fund. It also shows key data and ratios, such as the total return for the period, the portfolio turnover rate for funds other than money market mutual funds, and the ratio of net investment income to average net assets.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                        U.S.                     TAX-FREE
                                                                      GOVERNMENT    PRIME         MONEY
                                                                      OBLIGATIONS  OBLIGATIONS    MARKET
                                                                        FUND         FUND          FUND
                                                                       (000)        (000)         (000)
                                                                      --------     --------      --------
ASSETS:
Investments, at value                                                 $228,336     $392,425      $208,031
Repurchase agreements                                                  296,998       37,315
---------------------------------------------------------------------------------------------------------
                                                                       525,334      429,740       208,031
Cash                                                                                                  322
Interest receivable                                                      1,525        2,467         2,066
Prepaid expenses                                                             5           34             7
---------------------------------------------------------------------------------------------------------
         Total Assets                                                  526,864      432,241       210,426
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        2,381        1,867           675
Accrued expenses and other payables:
  Investment advisory fees                                                 153          125            62
  Administration fees                                                       66           54            27
  Accounting and transfer agent fees                                        44           52            22
  Other                                                                     77          143            34
---------------------------------------------------------------------------------------------------------
         Total Liabilities                                               2,721        2,241           820
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                524,337      432,505       209,606
Accumulated undistributed net realized losses from investment
  transactions                                                            (194)      (2,505)
---------------------------------------------------------------------------------------------------------
         Net Assets                                                   $524,143     $430,000      $209,606
---------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                      524,337      430,000       209,606
---------------------------------------------------------------------------------------------------------
Net asset value--redemption and offering price per share              $   1.00     $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Investments, at cost                                                  $525,334     $429,740      $208,031
---------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                             NEW YORK
                                                                               TAX-         FUND FOR
                                                                               FREE          INCOME
                                                                            PORTFOLIO       PORTFOLIO
                                                                              (000)           (000)
                                                                           ------------     ---------
ASSETS
Investments, at value                                                        $ 16,410        $23,678
Repurchase agreements                                                                          1,003
-----------------------------------------------------------------------------------------------------
                                                                               16,410         24,681
Interest receivable                                                               338            183
Cash                                                                                               4
Receivable for capital shares issued                                              429
Receivable from brokers for investments sold                                                      93
Receivable from fund adviser                                                       41             36
-----------------------------------------------------------------------------------------------------
  Total Assets                                                                 17,218         24,997
-----------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                     58
Payable to brokers for investments purchased                                      195             64
Payable for capital shares redeemed                                               111             85
Dividends payable                                                                  44            119
Accrued expenses and other payables:
  Administrative fee                                                                2              3
  Other                                                                                           13
-----------------------------------------------------------------------------------------------------
  Total Liabilities                                                               410            284
-----------------------------------------------------------------------------------------------------
NET ASSETS
Capital                                                                        15,880         26,101
Undistributed (distributions in excess of) net investment income                    6            (90)
Net unrealized appreciation on investments                                        925            509
Accumulated undistributed net realized losses on investments                       (3)        (1,807)
-----------------------------------------------------------------------------------------------------
  Net Assets                                                                 $ 16,808        $24,713
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class A                    1,277          2,571
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class B                       67
-----------------------------------------------------------------------------------------------------
Net asset value -- redemption price per share -- class A                     $  12.51        $  9.61
-----------------------------------------------------------------------------------------------------
Offering price (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted to
  nearest cent) per share -- class A                                         $  13.13        $  9.81
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge -- class A                                                 4.75%          2.00%
-----------------------------------------------------------------------------------------------------
Net asset value -- offering and redemption price per share -- class B        $  12.50
-----------------------------------------------------------------------------------------------------
Investments at cost                                                          $ 15,485        $24,172
-----------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                  LIMITED                               INVESTMENT      OHIO
                                                   TERM       GOVERNMENT   INTERMEDIATE  QUALITY     MUNICIPAL
                                                  INCOME       MORTGAGE      INCOME        BOND         BOND
                                                   FUND          FUND         FUND         FUND         FUND
                                                   (000)        (000)        (000)        (000)        (000)
                                                -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value                            $ 165,669     $142,962     $130,878     $ 91,366     $ 57,871
Interest receivable                                  2,571          983        2,429        1,453        1,157
Receivable for capital shares issued                                 21                                     24
Receivable from brokers for investments sold                      2,753                     2,048        2,035
Unamortized organization costs                                                     8            9
Prepaid expenses                                                     14           16           13            3
---------------------------------------------------------------------------------------------------------------
         Total Assets                              168,240      146,733      133,331       94,889       61,090
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                      3,136                     2,542        2,845
Payable for capital shares redeemed                      1            4
Accrued expenses and other payables:
  Investment advisory fees                              65           59           52           38           14
  Administration fees                                   21           18           16           11            7
  Accounting and transfer agent fees                    15           13           13           11            9
  Other                                                 26           68           25           85           78
---------------------------------------------------------------------------------------------------------------
         Total Liabilities                             128        3,298          106        2,687        2,953
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                            169,603      150,214      139,577       99,169       58,717
Undistributed net investment income                    190          194          168          122           55
Net unrealized appreciation (depreciation) from
  investments                                         (519)      (4,357)      (2,607)      (2,022)         275
Accumulated undistributed net realized losses
  from investment transactions                      (1,162)      (2,616)      (3,913)      (5,067)        (910)
---------------------------------------------------------------------------------------------------------------
         Net Assets                              $ 168,112     $143,435     $133,225     $ 92,202     $ 58,137
---------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest
  (shares)                                          16,853       13,587       14,164        9,827        5,356
---------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share      $    9.98     $  10.56     $   9.41     $   9.38     $  10.85
---------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted to
  nearest cent) per share                        $   10.18     $  11.09     $   9.88     $   9.85     $  11.39
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                 2.00%        4.75%        4.75%        4.75%        4.75%
---------------------------------------------------------------------------------------------------------------
Investments, at cost                             $ 166,188     $147,319     $133,485     $ 93,388     $ 57,596
---------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                   STOCK                   DIVERSIFIED
                                                     BALANCED      INDEX       VALUE        STOCK      GROWTH
                                                       FUND         FUND        FUND         FUND       FUND
                                                      (000)        (000)       (000)        (000)       (000)
                                                     --------     --------    --------     --------    -------
ASSETS:
Investments, at value                                $158,944     $105,660    $263,048     $323,032    $43,646
Cash                                                                     1
Foreign currency (Cost $509)                              504
Interest and dividends receivable                       1,163          201         484          404         51
Receivable for capital shares issued                       13                                   239
Receivable from brokers for investments sold            2,497                      658       10,016        203
Net variation margin on open futures contracts                          25           5
Unamortized organization costs                              6            4          10                       4
Prepaid expenses                                           18           10          23            9          9
--------------------------------------------------------------------------------------------------------------
         Total Assets                                 163,145      105,901     264,228      333,700     43,913
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         3                                    14
Payable to brokers for investments purchased            4,141                    2,178       11,833
Accrued expenses and other payables:
  Investment advisory fees                                 78           38         134          156         23
  Administration fees                                      19                       33           39          5
  Accounting and transfer agent fees                       18            7          21           24          7
  Other                                                   124           22          32           41         17
--------------------------------------------------------------------------------------------------------------
         Total Liabilities                              4,383           67       2,398       12,107         52
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                               153,504       95,719     241,936      281,878     40,340
Undistributed (distributions in excess of) net
  investment income                                      (411)         179         406          151          8
Net unrealized appreciation from investments            7,080        9,685      17,472       30,351      3,288
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies            (12)
Accumulated undistributed net realized gains
  (losses) from investment and foreign currency
  transactions                                         (1,399)         251       2,016        9,213        225
--------------------------------------------------------------------------------------------------------------
         Net Assets                                  $158,762     $105,834    $261,830     $321,593    $43,661
--------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)      15,549        9,545      24,346       26,055      4,054
--------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share          $  10.21     $  11.09    $  10.75     $  12.34    $ 10.82
--------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share                                    $  10.72     $  11.64    $  11.29     $  12.96    $ 11.36
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    4.75%        4.75%       4.75%        4.75%      4.75%
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                 $151,871     $ 95,975    $245,576     $292,681    $40,358
--------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                       OHIO
                                                            SPECIAL       SPECIAL     REGIONAL     INTERNATIONAL
                                                             VALUE        GROWTH       STOCK       GROWTH
                                                              FUND         FUND        FUND         FUND
                                                             (000)         (000)       (000)        (000)
                                                            --------      -------     -------      -------
ASSETS:
Investments, at value                                       $153,966      $19,539     $35,164      $84,863
Foreign currency (Cost $2,485)                                                                       2,542
Interest and dividends receivable                                275           16          41          181
Receivable for capital shares issued                               9                       27           26
Receivable from brokers for investments sold                     980                                   259
Unamortized organization costs                                     5            2
Prepaid expenses                                                  20            4                       10
----------------------------------------------------------------------------------------------------------
         Total Assets                                        155,255       19,561      35,232       87,881
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                                         3            2
Payable to brokers for investments purchased                   1,519          142                    1,193
Accrued expenses and other payables:
  Investment advisory fees                                        86           10          20           67
  Administration fees                                             19            2           4           11
  Accounting and transfer agent fees                              14            6           8           52
  Other                                                           26           15          14           26
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                     1,664          175          49        1,351
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                      139,501       22,102      23,813       84,285
Undistributed (distributions in excess of) net
  investment income                                              155           (3)          5         (613)
Net unrealized appreciation from investments                  11,380        1,362      10,524       (5,172)
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                              9,285
Accumulated undistributed net realized gains (losses)
  from investment and foreign currency transactions            2,555       (4,075)        841       (1,255)
----------------------------------------------------------------------------------------------------------
         Net Assets                                         $153,591      $19,386     $35,183      $86,530
----------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)             13,646        2,073       2,398        7,268
----------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share                 $  11.26      $  9.35     $ 14.67      $ 11.91
----------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest cent)
  per share                                                 $  11.82      $  9.82     $ 15.40      $ 12.50
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                           4.75%        4.75%       4.75%        4.75%
----------------------------------------------------------------------------------------------------------
Investments, at cost                                        $142,586      $18,177     $24,640      $80,807
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                         U.S.
                                                                        GOVERNMENT   PRIME      TAX-FREE
                                                                        OBLIGATIONS OBLIGATIONS MONEY MARKET
                                                                         FUND        FUND         FUND
                                                                         (000)       (000)       (000)
                                                                        -------     -------   ------------
INVESTMENT INCOME:
Interest income                                                         $13,510     $18,407      $4,368
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                    820       1,128         389
Administration fees                                                         351         484         167
Shareholder service fees                                                                222
Accounting fees                                                             141         193          68
Legal and audit fees                                                         41          86          22
Trustees' fees and expenses                                                  16          29           8
Transfer agent fees                                                          21          36          14
Registration and filing fees                                                 24          21          10
Printing fees                                                                27          28          14
Other                                                                         6          11           3
Expenses voluntarily reduced                                                                        (16)
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,447       2,238         679
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                    12,063      16,169       3,689
----------------------------------------------------------------------------------------------------------
REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions                              54           1
----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          $12,117     $16,170      $3,689
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                                   NEW YORK       FUND FOR
                                                                                   TAX-FREE        INCOME
                                                                                   PORTFOLIO      PORTFOLIO
                                                                                    (000)           (000)
                                                                                   --------       ---------
INVESTMENT INCOME
Interest income                                                                      $530          $ 1,054
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                               44               65
Administration fees                                                                    12               19
Registration fees                                                                      18               37
Shareholder servicing fees                                                             19               32
Accounting fees                                                                        16                9
Transfer agent fees                                                                    11               14
Legal                                                                                   5                6
Custodian fees and expenses                                                                              2
Trustees' fees and expenses                                                             1
Other                                                                                   9                8
Expenses voluntarily reduced                                                          (41)             (43)
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     94              149
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 436              905
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS
Net realized losses from investment transactions                                       (3)            (369)
Net change in unrealized appreciation from investments                                353              834
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments                                        350              465
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                       $786          $ 1,370
-----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                        LIMITED                           INVESTMENT  OHIO
                                                         TERM      GOVERNMENT  INTERMEDIATE QUALITY  MUNICIPAL
                                                        INCOME     MORTGAGE    INCOME      BOND       BOND
                                                         FUND       FUND        FUND       FUND       FUND
                                                         (000)      (000)       (000)      (000)      (000)
                                                        -------    -------     -------    -------    -------
INVESTMENT INCOME:
Interest income                                         $ 3,810    $ 5,718     $ 4,461    $ 3,544    $ 1,533
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    287        368         448        344        167
Administration fees                                          86        110          90         69         42
Accounting fees                                              38         48          39         33         20
Legal and audit fees                                          9         16          12          9          5
Organization fees                                                                    7          7
Trustees' fees and expenses                                   3          6           4          3          2
Transfer agent fees                                          10         11          10         10          9
Registration and filing fees                                 10          9          22         20          7
Printing fees                                                10         11          11         10         10
Other                                                         2          3           3          1
Expenses voluntarily reduced                                (11)       (12)       (161)      (122)       (85)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                          444        570         485        384        177
------------------------------------------------------------------------------------------------------------
Net Investment Income                                     3,366      5,148       3,976      3,160      1,356
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions           (491)    (1,978)     (1,415)    (1,048)      (511)
Change in unrealized appreciation from investments        2,323      6,541       3,611      3,845      3,179
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments            1,832      4,563       2,196      2,797      2,668
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 5,198    $ 9,711     $ 6,172    $ 5,957    $ 4,024
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                          STOCK                DIVERSIFIED
                                                               BALANCED   INDEX      VALUE      STOCK     GROWTH
                                                                FUND       FUND      FUND       FUND       FUND
                                                                (000)     (000)      (000)      (000)     (000)
                                                               -------    ------    -------    -------    ------
INVESTMENT INCOME:
Interest income                                                $ 2,504    $  301    $   952    $   491    $   30
Dividend income                                                  1,262     1,141      3,381      4,004       522
----------------------------------------------------------------------------------------------------------------
    Total Income                                                 3,766     1,442      4,333      4,495       552
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           722       283      1,142        906       259
Administration fees                                                108        71        171        209        39
Accounting fees                                                     48        28         70         85        17
Legal and audit fees                                                13         9         19         24         6
Organization fees                                                    5         3          8                    3
Trustees' fees and expenses                                          5         3          7          9         2
Transfer agent fees                                                 15        10         12         15         9
Registration and filing fees                                        24        16         30          7        15
Printing fees                                                       12        11         13         14         9
Other                                                                2         1          4          3
Expenses voluntarily reduced                                      (294)     (161)      (434)       (59)      (93)
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 660       274      1,042      1,213       266
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                            3,106     1,168      3,291      3,282       286
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gains from investment transactions                    203       257      2,038      9,257       225
Net realized gains from foreign currency transactions              514
Net change in unrealized appreciation from investments           9,034     8,129     18,512     18,099     1,924
Change in unrealized depreciation from translation of assets
  and liabilities in foreign currencies                             (5)
----------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and foreign
  currency                                                       9,746     8,366     20,550     27,356     2,149
----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $12,852    $9,554    $23,841    $30,638    $2,435
----------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                          OHIO
                                                                   SPECIAL    SPECIAL    REGIONAL    INTERNATIONAL
                                                                    VALUE     GROWTH     STOCK       GROWTH
                                                                    FUND       FUND       FUND        FUND
                                                                    (000)      (000)     (000)        (000)
                                                                   -------    -------    ------      -------
INVESTMENT INCOME:
Interest income                                                    $   240    $    41    $   49      $    62
Dividend income                                                      1,431        104       352          421
Foreign tax withholding                                                                                  (48)
------------------------------------------------------------------------------------------------------------
    Total Income                                                     1,671        145       401          435
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                               647        103       123          436
Administration fees                                                     97         16        25           60
Custodian and accounting fees                                           41          8        12          120
Legal and audit fees                                                    12          3         4            7
Organization fees                                                        4          1
Trustees' fees and expenses                                              4          1         1            3
Transfer agent fees                                                     10          8        18           11
Registration and filing fees                                            19         10         7           13
Printing fees                                                           11          9        10           10
Other                                                                    2          1
Expenses voluntarily reduced                                          (193)       (40)       (7)         (61)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                     654        120       193          599
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         1,017         25       208         (164)
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gains (losses) from investment transactions             2,555     (3,750)      840       (2,264)
Net realized loss from foreign currency transactions                                                   1,440
Net change in unrealized appreciation (depreciation) from
  investments                                                        8,232      4,497     1,267       (3,388)
Change in unrealized appreciation from translation of assets and
  liabilities in foreign currencies                                                                       42
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments and
  foreign currency                                                  10,787        747     2,107       (4,170)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $11,804    $   772    $2,315      $(4,334)
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT                                           TAX-FREE MONEY
                                             OBLIGATIONS FUND          PRIME OBLIGATIONS FUND           MARKET FUND
                                         ------------------------    --------------------------    ----------------------
                                                                                                                  YEAR
                                                                                                                  ENDED
                                                      YEAR ENDED                    YEAR ENDED                   OCTOBER
                                                      OCTOBER 31,                   OCTOBER 31,                    31,
                                                         1994                          1994                       1994
                                                         (000)                         (000)                      (000)
                                                      -----------                   -----------                 ---------
                                            SIX                      SIX MONTHS                       SIX
                                          MONTHS                        ENDED                       MONTHS
                                           ENDED                      APRIL 30,                      ENDED
                                         APRIL 30,                      1995                       APRIL 30,
                                           1995                         (000)                        1995
                                           (000)                     -----------                     (000)
                                         ---------                                                 ---------
                                                                     (UNAUDITED)
                                         (UNAUDITED)                                               (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $  12,063    $    14,747    $    16,169    $    26,637    $   3,689    $   4,538
  Net realized gains (losses) from
    investment transactions                     54           (167)             1         (2,506)                        7
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                12,117         14,580         16,170         24,131        3,689        4,545
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (12,063)       (14,747)       (16,169)       (26,637)      (3,689)      (4,538)
  From net realized gains on
    investments                                               (81)                                                     (7)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders            (12,063)       (14,828)       (16,169)       (26,637)      (3,689)      (4,545)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Cost of shares redeemed                 (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                            (112,041)      (103,438)      (352,304)        62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
Contribution by KeyCorp                                                                   2,506
-------------------------------------------------------------------------------------------------------------------------
Change in net assets                      (112,095)      (103,686)       352,303         62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                      412,048        515,734        782,303        720,024      198,561      189,351
-------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 524,143    $   412,048    $   430,000    $   782,303    $ 209,606    $ 198,561
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                   729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Redeemed                                (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in shares                           112,041       (103,438)      (352,304)        62,279       11,045        9,210
---------------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE            FUND FOR INCOME
                                                               PORTFOLIO                   PORTFOLIO
                                                        ------------------------    ------------------------
                                                                      JANUARY 1,                   FEBRUARY
                                                                       1994 TO                    1, 1994 TO
                                                                       OCTOBER                     OCTOBER
                                                                       31, 1994                    31, 1994
                                                                        (000)                       (000)
                                                        SIX MONTHS    ----------    SIX MONTHS    ----------
                                                          ENDED                       ENDED
                                                        APRIL 30,                   APRIL 30,
                                                           1995                        1995
                                                          (000)                       (000)
                                                        ----------                  ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS
  Net investment income                                  $    436      $  1,033      $    905      $  1,967
  Net realized gains (losses) from investment
    transactions                                               (3)          229          (369)         (654)
  Net change in unrealized gain (loss) from
    investments                                               353        (2,384)          834        (2,075)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                786        (1,122)        1,370          (762)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income
    -- class A                                               (421)       (1,033)         (946)       (1,911)
  Distributions in excess of net investment income
    class A                                                                                             (49)
  Dividends to shareholders from net investment income
    -- class B                                                 (9)
  Dividends to shareholders from net realized gains
    class A                                                  (225)
  Dividends to shareholders from net realized gains
    class B                                                    (5)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to
  shareholders                                               (660)       (1,033)         (946)       (1,960)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS(1)
  Proceeds from shares issued                               2,735         6,305         2,077         3,073
  Dividends reinvested                                        234           455           185           525
  Shares redeemed                                          (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions             (1,158)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
Change in net assets                                       (1,032)      (10,690)       (4,645)      (17,274)
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                      17,840        28,530        29,358        46,632
------------------------------------------------------------------------------------------------------------
  End of period                                          $ 16,808      $ 17,840      $ 24,713      $ 29,358
------------------------------------------------------------------------------------------------------------
(1) SHARE TRANSACTIONS (IN DOLLARS):
  Class A:
    Issued                                                  1,941         6,305         2,077         3,073
    Distributions reinvested                                  221           455           185           525
    Redeemed                                               (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Net decrease                                               (1,965)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                    794
    Distributions reinvested                                   13
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase                                                  807
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (IN SHARES):
  Class A:
    Issued                                                    156           482           218           312
    Distributions reinvested                                   18            35            20            54
    Redeemed                                                 (337)       (1,185)         (779)       (1,853)
------------------------------------------------------------------------------------------------------------
Net decrease in shares                                       (163)         (668)         (541)       (1,487)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                     67
    Distributions reinvested
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase in shares                                         67
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   LIMITED TERM INCOME      GOVERNMENT MORTGAGE       INTERMEDIATE INCOME
                                                                                             FUND
                                           FUND                     FUND             ---------------------
                                   --------------------     --------------------                  DECEMBER
                                                 YEAR                     YEAR                      10,
                                                ENDED                    ENDED                    1993 TO
                                               OCTOBER                  OCTOBER                   OCTOBER
                                                 31,                      31,                       31,
                                                 1994                     1994                    1994 (A)
                                                (000)                    (000)                     (000)
                                     SIX       --------       SIX       --------       SIX        --------
                                    MONTHS                   MONTHS                   MONTHS
                                    ENDED                    ENDED                    ENDED
                                    APRIL                    APRIL                    APRIL
                                     30,                      30,                      30,
                                     1995                     1995                     1995
                                    (000)                    (000)                    (000)
                                   --------                 --------                 --------
                                    (UNAUDITED               (UNAUDITED               (UNAUDITED
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income            $  3,366    $  4,521     $  5,148    $ 10,593     $  3,976     $  5,951
  Net realized gains (losses)
    from investment
    transactions                       (491)       (671)      (1,978)        615       (1,415)      (2,498)
  Net change in unrealized
    appreciation (depreciation)
    from investments                  2,323      (4,406)       6,541     (16,536)       3,611       (6,218)
----------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     5,198        (556)       9,711      (5,328)       6,172       (2,765)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income         (3,314)     (4,506)      (5,273)    (10,495)      (4,036)      (5,724)
  From net realized gains from
    investments                                    (357)      (1,233)       (386)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders      (3,314)     (4,863)      (6,506)    (10,881)      (4,036)      (5,724)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued       102,064      34,263       25,202     119,347       34,623      159,988
  Dividends reinvested                3,313       4,378        6,502       9,714        4,036        5,511
  Cost of shares redeemed           (18,299)    (35,843)     (39,642)    (97,422)     (20,493)     (44,087)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions               87,078       2,798       (7,938)     31,639       18,166      121,412
----------------------------------------------------------------------------------------------------------
Change in net assets                 88,962      (2,621)      (4,733)     15,430       20,302      112,923
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                79,150      81,771      148,168     132,738      112,923
----------------------------------------------------------------------------------------------------------
  End of period                    $168,112    $ 79,150     $143,435    $148,168     $133,225     $112,923
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                             10,367       3,336        2,439      10,724        3,739       16,205
  Dividends reinvested                  336         433          630         906          436          579
  Redeemed                           (1,858)     (3,529)      (3,833)     (8,967)      (2,220)      (4,575)
----------------------------------------------------------------------------------------------------------
Change in shares                      8,845         240         (764)      2,663        1,955       12,209
----------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                       INVESTMENT QUALITY BOND
                                                FUND                                                          BALANCED FUND
                                     ---------------------------       OHIO MUNICIPAL BOND FUND        ---------------------------
                                                    DECEMBER 10,     -----------------------------                    DECEMBER 10,
                                                      1993 TO                         YEAR ENDED                        1993 TO
                                                    OCTOBER 31,      SIX MONTHS      OCTOBER 31,       SIX MONTHS     OCTOBER 31,
                                                      1994 (A)         ENDED             1994            ENDED          1994 (A)
                                                       (000)         APRIL 30,          (000)          APRIL 30,         (000)
                                                    ------------        1995        --------------        1995        ------------
                                                                       (000)                             (000)
                                                                     ----------                        ----------
                                     SIX MONTHS                      (UNAUDITED)                       (UNAUDITED)
                                       ENDED
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  3,160        $  5,712        $  1,356         $  2,580         $  3,106        $  3,706
  Net realized gains (losses)
    from investment transactions        (1,048)         (4,019)           (511)            (399)             203          (2,116)
  Net realized gains from foreign
    currency transactions                                                                                    514
  Net change in unrealized
    appreciation (depreciation)
    from investments                     3,845          (5,867)          3,179           (4,662)           9,034          (1,961)
  Change in unrealized
    depreciation from translation
    of assets and liabilities in
    foreign currencies                                                                                        (5)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        5,957          (4,174)          4,024           (2,481)          12,852            (371)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (3,235)         (5,516)         (1,385)          (2,557)          (3,678)         (3,545)
  From net realized gains from
    investments                                                                          (1,169)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (3,235)         (5,516)         (1,385)          (3,726)          (3,678)         (3,545)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           18,694         139,893           8,944           28,815           66,281         176,193
  Dividends reinvested                   3,234           5,495           1,384            2,767            3,663           3,529
  Cost of shares redeemed              (27,133)        (41,013)        (12,534)         (18,347)         (47,641)        (48,521)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                          (5,205)        104,375          (2,206)          13,235           22,303         131,201
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    (2,483)         94,685             433            7,028           31,477         127,285
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   94,685                          57,704           50,676         $127,285
----------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 92,202        $ 94,685        $ 58,137         $ 57,704         $158,762        $127,285
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,032          14,142             845            2,625            6,905          17,854
  Dividends reinvested                     352             582             132              255              375             366
  Redeemed                              (2,958)         (4,323)         (1,206)          (1,693)          (4,964)         (4,987)
----------------------------------------------------------------------------------------------------------------------------------
Change in shares                          (574)         10,401            (229)           1,187            2,316          13,233
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                          STOCK INDEX FUND                   VALUE FUND               DIVERSIFIED STOCK FUND
                                     ---------------------------     ---------------------------     -------------------------
                                                    DECEMBER 3,                     DECEMBER 3,                     YEAR ENDED
                                                      1993 TO                         1993 TO                        OCTOBER
                                                    OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS        31,
                                                      1994 (A)         ENDED          1994 (A)         ENDED           1994
                                                       (000)         APRIL 30,         (000)         APRIL 30,        (000)
                                                    ------------        1995        ------------        1995        ----------
                                                                       (000)                           (000)
                                     SIX MONTHS                      ----------                      ----------
                                       ENDED                         (UNAUDITED)                     (UNAUDITED)
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  1,168        $  1,515        $  3,291        $  3,602        $  3,282       $  5,177
  Net realized gains (losses)
    from investment transactions           257              (6)          2,038           3,124           9,257         30,135
  Net change in unrealized
    appreciation (depreciation)
    from investments                     8,129           1,556          18,512          (1,040)         18,099        (18,237)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        9,554           3,065          23,841           5,686          30,638         17,075
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (1,173)         (1,331)         (3,198)         (3,289)         (3,481)        (4,738)
  From net realized gains from
    investments                                                         (3,146)                        (29,668)       (26,397)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (1,173)         (1,331)         (6,344)         (3,289)        (33,149)       (31,135)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           30,344         114,187         120,235         229,389          64,652         94,732
  Dividends reinvested                   1,173           1,321           6,344           3,283          33,132         22,231
  Cost of shares redeemed              (23,750)        (27,556)        (70,430)        (46,885)        (36,907)       (97,081)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                           7,767          87,952          56,149         185,787          60,877         19,882
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    16,148          89,686          73,646         188,184          58,366          5,822
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   89,686                         188,184                         263,227        257,405
------------------------------------------------------------------------------------------------------------------------------
  End of period                       $105,834        $ 89,686        $261,830        $188,184        $321,593       $263,227
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,981          11,441          11,942          22,949           5,494          7,718
  Dividends reinvested                     114             135             639             336           2,997          1,830
  Redeemed                              (2,356)         (2,770)         (6,813)         (4,707)         (3,199)        (8,003)
------------------------------------------------------------------------------------------------------------------------------
  Change in shares                         739           8,806           5,768          18,578           5,292          1,545
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  GROWTH FUND                 SPECIAL VALUE FUND            SPECIAL GROWTH FUND
                                           --------------------------     --------------------------     --------------------------
                                                          DECEMBER 3,                    DECEMBER 3,                    DECEMBER 3,
                                                            1993 TO                        1993 TO                        1993 TO
                                                          OCTOBER 31,     SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                           1994 (A)         ENDED         1994 (A)         ENDED         1994 (A)
                                                             (000)        APRIL 30,         (000)        APRIL 30,         (000)
                                                          -----------        1995        -----------        1995        -----------
                                                                            (000)                          (000)
                                           SIX MONTHS                     ----------                     ----------
                                             ENDED                        (UNAUDITED)                    (UNAUDITED)
                                           APRIL 30,
                                              1995
                                             (000)
                                           ----------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                     $    286       $     636       $  1,017       $   1,020       $     25       $      60
  Net realized gains (losses) from
    investment transactions                      225             298          2,555             588         (3,750)           (325)
  Net change in unrealized appreciation
    (depreciation) from investments            1,924           1,364          8,232           3,148          4,497          (3,135)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,435           2,298         11,804           4,756            772          (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (328)           (586)          (955)           (927)           (29)            (59)
  From net realized gains from
    investments                                 (298)                          (588)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
  to shareholders                               (626)           (586)        (1,543)           (927)           (29)            (59)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  7,230          92,029         46,521         137,158          3,811          44,544
  Dividends reinvested                           626             584          1,542             924             29              56
  Cost of shares redeemed                    (32,725)        (27,404)       (23,333)        (23,311)        (9,790)        (16,548)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                               (24,869)         65,209         24,730         114,771         (5,950)         28,052
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                         (23,060)         66,921         34,991         118,600         (5,207)         24,593
NET ASSETS:
  Beginning of period                         66,921                        118,600                         24,593
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                             $ 43,861       $  66,921       $153,591       $ 118,600       $ 19,386       $  24,593
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                         712           9,240          4,410          13,472            441           4,515
  Dividends reinvested                            63              60            148              91              3               6
  Redeemed                                    (3,262)         (2,759)        (2,217)         (2,258)        (1,134)         (1,758)
-----------------------------------------------------------------------------------------------------------------------------------
Change in shares                              (2,487)          6,541          2,341          11,305           (690)          2,763
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             OHIO REGIONAL STOCK      INTERNATIONAL GROWTH
                                                                    FUND                      FUND
                                                           -----------------------   -----------------------
                                                                        YEAR ENDED                YEAR ENDED
                                                                         OCTOBER                   OCTOBER
                                                                           31,                       31,
                                                                           1994      SIX MONTHS      1994
                                                                          (000)        ENDED        (000)
                                                                        ----------   APRIL 30,    ----------
                                                                                        1995
                                                                                       (000)
                                                           SIX MONTHS                ----------
                                                             ENDED                   (UNAUDITED)
                                                           APRIL 30,
                                                              1995
                                                             (000)
                                                           ----------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                              $    208     $    438     $   (164)    $   (136)
  Net realized gains (losses) from investment
    transactions                                                 840        1,699       (2,264)       4,064
  Net realized losses from foreign currency transactions                                 1,440         (152)
  Net change in unrealized appreciation (depreciation)
    from investments                                           1,267         (867)      (3,388)       2,879
  Change in unrealized appreciation from translation of
    assets and liabilities in foreign currencies                                            42           15
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 2,315        1,270       (4,334)       6,670
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (221)        (409)
  From net realized gains from investments                    (1,699)      (1,293)      (3,925)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders       (1,920)      (1,702)      (3,925)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  4,152       16,543       23,300       53,804
  Dividends reinvested                                         1,917        1,560        3,922
  Cost of shares redeemed                                     (5,246)     (18,632)     (13,740)      (9,796)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                   823         (529)      13,482       44,008
------------------------------------------------------------------------------------------------------------
Change in net assets                                           1,218         (961)       5,223       50,678
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         33,965       34,926       81,307       30,629
------------------------------------------------------------------------------------------------------------
  End of period                                             $ 35,183     $ 33,965     $ 86,530     $ 81,307
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         297        1,143        2,012        4,323
  Dividends reinvested                                           144          109          337
  Redeemed                                                      (376)      (1,297)      (1,187)        (784)
------------------------------------------------------------------------------------------------------------
Change in shares                                                  65          (45)       1,162        3,539
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
U.S. GOVERNMENT OBLIGATIONS FUND                                     (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
-------------------------------------------
  U.S. TREASURY BILLS (4.7%)
      25,000   5.73%, 6/29/95                  $ 24,765
-------------------------------------------------------
  TOTAL U.S. TREASURY BILLS                      24,765
-------------------------------------------------------
-------------------------------------------------------
  U.S. TREASURY NOTES (38.8%)
      30,000   4.25%, 7/31/95                    29,862
     150,000   3.875%, 8/31/95                  148,923
      25,000   3.875%, 9/30/95                   24,786
-------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                     203,571
-------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE                   228,336
-------------------------------------------------------
-------------------------------------------------------
  REPURCHASE AGREEMENTS (56.6%)
      15,000   Barclays Bank
               5.90%, 5/1/95
               (Collateralized by 14,778
               U.S. Treasury Notes,
               7.38%-7.88%, 11/15/97-
               4/15/98, market value-
               $15,301)                          15,000
      20,000   Chase Securities
               5.92%, 5/1/95
               (Collateralized by 20,444
               U.S. Treasury Bills,
               5/4/95-5/18/95,
               market value-$20,401)             20,000
      20,000   Dean Witter
               5.93%, 5/1/95
               (Collateralized by 23,287
               various U.S. Treasury
               securities, 5/15/95-
               2/29/00, 0.00%-7.13%,
               market value-$20,401)             20,000
      22,998   Donaldson, Lufkin &
                 Jennerette
               5.93%, 5/1/95
               (Collateralized by 25,691
               various U.S. Treasury
               securities, 5/15/95-
               11/15/98, 0.00%-5.13%,
               market value-$23,458)             22,998
      15,000   Goldman Sachs
               5.90%, 5/1/95
               (Collateralized by 19,050
               U.S. Treasury securities,
               8/15/98, 0.00% market
               value-$15,301)                    15,000

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
      20,000   Harris Securities
               5.95%, 5/1/95
               (Collateralized by 20,372
               various U.S. Treasury
               securities, 6/8/95-
               10/15/98, 0.00%-8.75%,
               market value-$20,400            $ 20,000
      15,000   Lehman Brothers
               5.90%, 5/1/95
               (Collateralized by 14,455
               U.S. Treasury Notes,
               8.63%, 8/15/97, market
               value-$15,054)                    15,000
     129,000   NationsBank
               5.96%, 5/1/95
               (Collateralized by 131,793
               various U.S. Treasury
               securities, 0.00%-
               11.25%, 4/30/95-4/15/00,
               market value-$131,585            129,000
      20,000   Nomura Securities
               5.92%, 5/1/95
               (Collateralized by 20,217
               U.S. Treasury Notes,
               4.63%-7.75%, 2/29/96-
               1/31/00, market value-
               $20,400)                          20,000
      20,000   UBS Securities
               5.93%, 5/1/95
               (Collateralized by 19,630
               U.S. Treasury Notes,
               7.50%, 12/31/96, market
               value-$20,405)                    20,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                     296,998
-------------------------------------------------------
TOTAL (COST $525,334)(B)                       $525,334
-------------------------------------------------------

(a) Percentages indicated are based on net assets of $524,143.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  CERTIFICATES OF DEPOSIT (3.5%)
BANKING (3.5%):
         15,000   Canadian Imperial Bank
                  Commerce
                  6.45%, 8/7/95                   $   14,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                         14,999
------------------------------------------------------------
----------------------------------------------
  COMMERCIAL PAPER (42.1%)
BANKING (2.3%):
         10,000   Cogentrix of Richmond
                  Virginia
                  6.02%, 5/18/95                       9,972
                                                  ----------
BEVERAGES (4.3%):
          3,373   PepsiCo, Inc.
                  5.95%, 5/17/95                       3,364
         15,000   PepsiCo, Inc.
                  6.25%, 8/24/95                      15,000
                                                  ----------
                                                      18,364
                                                  ----------
FINANCIAL SERVICES (20.7%):
          5,000   American Express Co.
                  5.95%, 5/22/95                       4,983
         15,000   Bankers Trust
                  6.23%, 7/10/95                      14,818
          5,000   Broadway Capital Corp.
                  6.00%, 5/9/95                        4,993
         11,218   Fleet Funding Corp.
                  6.02%, 5/10/95                      11,201
          5,138   Fleet Funding Corp.
                  6.00%, 5/24/95                       5,118
          5,000   Ford Motor Credit Corp.
                  6.00%, 5/8/95                        4,994
          6,000   Ford Motor Credit Corp.
                  6.00%, 5/31/95                       5,970
         15,000   Hanson Finance
                  6.05%, 6/1/95                       14,922
          5,000   Transamerica Finance Corp.
                  5.98%, 5/15/95                       4,988
         11,050   Retailer Funding Corp.
                  6.00%, 5/24/95                      11,008
          6,044   Retailer Funding Corp.
                  6.00%, 5/31/95                       6,014
                                                  ----------
                                                      89,009
                                                  ----------
INDUSTRIAL GOODS & SERVICES (2.3%):
         10,000   Xerox Co.
                  6.00%, 5/15/95                       9,977
                                                  ----------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
MISCELLANEOUS (3.5%):
         15,000   135 Bishopgate Funding
                  6.02%, 5/19/95                  $   14,955
                                                  ----------
OFFICE EQUIPMENT & SERVICES (3.5%):
         15,000   Canon USA, Inc.
                  5.98%, 5/12/95                      14,973
                                                  ----------
OIL & GAS EXPLORATION (1.2%):
          5,000   British Oil New Zealand Ltd.
                  Discount
                  5.95%, 5/15/95                       4,988
                                                  ----------
PRINTING & PUBLISHING (1.2%):
          5,000   Reed Publishing
                  6.05%, 6/27/95                       4,952
                                                  ----------
RECEIVABLE (3.2%):
          5,000   Blue Hawk Funding
                  6.00%, 5/24/95                       4,981
          5,000   Blue Hawk Funding
                  5.98%, 5/31/95                       4,975
          3,840   Blue Hawk Funding
                  6.02%, 5/9/95                        3,835
                                                  ----------
                                                      13,791
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                               180,981
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (3.3%)
BEVERAGES (0.2%):
          1,000   PepsiCo, Inc.
                  5.63%, 7/1/95                        1,000
                                                  ----------
FINANCIAL SERVICES (1.9%):
          8,050   Associates Corp. of N.A.
                  8.88%, 8/1/95                        8,113
                                                  ----------
MISCELLANEOUS (1.2%):
          5,000   Hanson Overseas
                  5.50%, 1/15/96                       4,960
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 14,073
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (14.3%)
MASTER DEMAND NOTES (5.1%):
         22,000   Lehman Government
                  Securities
                  6.20%*, 5/1/95                      22,000
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
SECURITY BROKER, DEALER (8.1%):
         10,000   Goldman Sachs Group
                  6.03%*, 6/15/95**               $   10,000
         10,000   Goldman Sachs Group
                  6.03%*, 6/16/95**                   10,000
         10,000   Lehman Brothers Holdings,
                  Inc.
                  6.16%*, 7/28/95**                   10,000
          5,000   Lehman Brothers Holdings,
                  Inc.
                  6.42%*, 3/11/96**                    5,000
                                                  ----------
                                                      35,000
                                                  ----------
TAXABLE MUNICIPAL DEMAND NOTES (1.0%):
          4,500   Springfield
                  6.08%*, 12/31/10**                   4,500
------------------------------------------------------------
TOTAL FLOATING RATE NOTES                             61,500
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (5.8%)
FINANCE (3.7%):
          1,000   Ford Motor Credit Corp.
                  9.20%, 5/1/95                        1,000
          5,000   General Electric Capital
                  Corp.
                  6.25%, 5/1/95                        5,000
         10,000   General Electric Capital
                  Corp.
                  4.89%, 5/29/95                       9,999
                                                  ----------
                                                      15,999
                                                  ----------
TOBACCO (2.1%):
          9,000   Philip Morris Co.
                  6.25%, 5/22/95                       9,003
------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                               25,002
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (3.5%)
FEDERAL HOME LOAN BANK
         10,000   5.19%, 6/13/95                       9,999
          5,000   6.60%, 4/25/95                       5,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        14,999
------------------------------------------------------------
----------------------------------------------
  VARIABLE RATE NOTES (18.8%)
          5,034   Adesa Funding Corp.
                  6.08%*, 1/1/99**                     5,034
          2,500   Astro Alum
                  6.15%*, 4/1/05**                     2,500
          3,500   Baylis Group Partnership
                  6.30%*, 1/1/10**                     3,500
         15,000   C-River Maritime Exxon
                  Shipping
                  6.09%*, 10/1/01**                   15,000

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
          3,517   Capital One Funding Corp.
                  Service
                  6.08%*, 6/2/08**                $    3,517
          2,725   Carelife, Inc.
                  6.15%*, 8/1/11**                     2,725
          1,600   Cleveland Steel Container
                  6.15%*, 12/1/08**                    1,600
          2,000   Cuyahoga County Ohio
                  Taxable Economic
                  Development Revenue
                  6.51%*, 6/1/22**                     2,000
            925   Dietz Road Ltd Partnership
                  6.15%*, 11/1/08**                      925
          3,000   Dome Corp -- Dome Corp
                  Project
                  6.15%*, 8/31/16**                    3,000
          8,388   Erie Funding
                  6.25%*, 11/1/16**                    8,388
            320   Fremont Plastics
                  6.15%*, 4/1/03**                       320
          1,500   GMH Enterprises
                  6.15%*, 7/1/03**                     1,500
            455   Highland Rd Partners
                  6.15%*, 10/1/04**                      455
            975   McKinley Air Transport
                  6.15%*, 8/1/09**                       975
          1,000   MCMC Pob LII
                  6.15%*, 8/1/14**                     1,000
          1,000   Olen Corp.
                  6.15%*, 12/1/04**                    1,000
          1,655   Olen Corp.
                  6.15%*, 8/1/08**                     1,655
          1,400   Pellerin Melnor Corp.
                  6.15%*, 9/1/02**                     1,400
          5,842   Primex Funding
                  6.08%*, 2/1/00**                     5,842
            700   Rivnut Engineered Products
                  6.15%*, 2/1/01**                       700
            980   S & SLP Project
                  6.15%*, 12/1/07**                      980
            420   Schipper-DJA Properties
                  6.17%*, 10/1/05**                      420
          3,060   Schipper Enterprises
                  6.17%*, 4/1/09**                     3,060
          1,295   Technisand, Inc.
                  6.15%*, 11/1/01**                    1,295
          1,800   Tell-Schipper Properties,
                  Inc.
                  6.17%*, 10/1/03**                    1,800
          8,300   Tyler Health Facilities
                  6.35%*, 11/1/25**                    8,300
          1,980   Zanetos Partnership Project
                  6.15%*, 7/1/13**                     1,980
------------------------------------------------------------
TOTAL VARIABLE RATE NOTES                             80,871
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  REPURCHASE AGREEMENTS (8.7%)
         12,000   Chase Securities
                  5.92%, 5/2/95
                  (Collateralized by 12,287
                  U.S. Treasury Bills,
                  5/18/95-5/25/95,
                  market value-$12,244)           $   12,000
         13,315   Donaldson-Lufkin Jenrette
                  5.93%, 5/1/95
                  (Collateralized by 15,318
                  various U.S. Treasury
                  securities, 0.00%-5.13%,
                  8/15/95-2/15/00,
                  market value-$13,582)               13,315
         12,000   UBS Securities, Inc.
                  5.93%, 5/2/95
                  (Collateralized by 11,780
                  U.S. Treasury Notes,
                  7.90%, 12/31/96, market
                  value-$12,245)                      12,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                           37,315
------------------------------------------------------------
TOTAL (COST $429,740)(B)                          $  429,740
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $430,000.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
----------------------------------------------
  MUNICIPAL BONDS (98.6%)
ALABAMA (2.1%):
          2,530   Ardmore Industrial
                    Development Revenue,
                    4.95%*, 6/1/04**              $  2,530
          1,800   Montgomery, Alabama BMC,
                    4.75%*, 12/1/30**                1,800
                                                  --------
                                                     4,330
                                                  --------
ARKANSAS (2.4%):
          5,000   University of Arkansas,
                    4.80%*, 12/1/19**                5,000
                                                  --------
CALIFORNIA (6.8%):
          5,000   California Housing Finance
                    GIC, 4.60%, 8/1/27**             5,000
          6,000   California School Cash
                    Reserve, 4.50%, 7/5/95           6,008
          3,080   Los Angeles, California
                    Redevelopment, 8.85%,
                    7/1/95                           3,115
                                                  --------
                                                    14,123
                                                  --------
COLORADO (1.3%):
          2,645   Arapahoe County, Capital
                    Improvement, 4.45%,
                    8/31/96**                        2,645
                                                  --------
FLORIDA (8.3%):
          4,500   Broward County, Housing
                    Finance Authority, 4.95%*,
                    12/1/29**                        4,500
          9,700   Dade County, Housing Finance
                    Authority, Highway
                    Revenue, 4.95%*, 8/1/05**        9,700
            490   Florida State Board of
                    Education, 5.50%, 1/1/96           492
          2,500   Hillsborough County,
                    Ringhaven, 4.75%*,
                    12/1/11**                        2,500
                                                  --------
                                                    17,192
                                                  --------
ILLINOIS (7.5%):
          1,700   Illinois Development,
                    Kindlen, 4.80%*, 5/1/06**        1,700
          5,000   Illinois Development, Power
                    & Light, 4.10%, 5/31/95**        5,000
          5,000   Illinois Health Facility,
                    4.50%*, 11/15/24**               5,000
          1,000   Illinois State, 8.13%,
                    6/1/95                           1,023
          2,700   Kankakee County, Industrial
                    Development Revenue,
                    4.95%*, 12/1/07**                2,700
                                                  --------
                                                    15,423
                                                  --------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
INDIANA (4.5%):
          4,000   Indiana Bond Bank, 5.25%,
                    7/10/95                       $  4,005
          1,150   Indianapolis, Indiana
                    Calderon, 4.95%*, 2/1/99**       1,150
          1,995   Scottsburg, Indiana, 5.20%*,
                    10/1/09**                        1,995
          1,020   Syracuse, Economic
                    Development Revenue,
                    4.80%*, 12/1/05**                1,020
          1,220   Wakarusa, Economic
                    Development Revenue,
                    4.80%*, 7/1/03**                 1,220
                                                  --------
                                                     9,390
                                                  --------
IOWA (5.0%):
          4,325   City of Urbandale, 4.25%*,
                    10/1/15**                        4,325
          6,000   Iowa Schools, 4.25%, 7/17/95       6,008
                                                  --------
                                                    10,333
                                                  --------
KANSAS (1.8%):
          2,300   Fairway, Kansas, 4.25%*,
                    11/1/14**                        2,300
          1,500   Wamego Pollution Control
                    Revenue, 4.10%*, 11/1/14**       1,500
                                                  --------
                                                     3,800
                                                  --------
KENTUCKY (2.4%):
          2,475   Boone County, 5.20%*,
                    12/1/09**                        2,475
          2,465   Covington, Kentucky, 4.70%*,
                    4/1/05**                         2,465
                                                  --------
                                                     4,940
                                                  --------
MICHIGAN (1.3%):
          1,725   Michigan State Strategic,
                    4.75%*, 4/1/06**                 1,725
          1,000   Oakland County Economic,
                    5.80%, 9/1/95                    1,012
                                                  --------
                                                     2,737
                                                  --------
MINNESOTA (1.6%):
          3,340   St. Cloud, Housing Webway,
                    4.95%*, 11/1/05**                3,340
                                                  --------
MISSOURI (5.3%):
          3,600   Kansas City, J.C. Nichols
                    Project, 4.25%*, 5/1/15**        3,600
          2,860   St. Charles County, Cedar
                    Ridge, 4.75%*, 10/1/07**         2,860
          4,600   St. Louis Industrial
                    Development, Multi Family
                    Housing Revenue Bond,
                    Series 86, 5.05%*,
                    2/1/07**                         4,600
                                                  --------
                                                    11,060
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
NEBRASKA (2.4%):
          4,000   Nebraska Investment Finance
                    Authority, 4.75%,
                    7/15/95**                     $  4,000
            915   Nebraska Investment Finance
                    Authority, 5.00%, 7/1/15**         915
                                                  --------
                                                     4,915
                                                  --------
NEVADA (1.4%):
          1,300   Director State Nevada H2W
                    Part, 4.95%*, 8/1/14**           1,300
          1,600   Director State Nevada No.
                    Sail, 4.95%*, 8/1/01**           1,600
                                                  --------
                                                     2,900
                                                  --------
NEW YORK (0.8%):
          1,700   New York, New York, 5.00%*,
                    2/1/20**                         1,700
                                                  --------
NORTH CAROLINA (4.0%):
          8,240   Person County, Pollution
                    Control Revenue, Carolina
                    Power & Light Project,
                    4.80%*, 11/1/19**                8,240
                                                  --------
OHIO (18.1%):
            440   Akron Bath Copley, Ohio
                    Township Hospital, 4.80%*,
                    5/1/13**                           440
          2,000   Berea, Ohio, 4.50%, 10/25/95       2,002
          1,500   Cuyahoga County, 4.80%*,
                    12/1/12**                        1,500
          2,850   Dublin School District,
                    5.57%, 12/20/95                  2,854
            885   Fairfield County, 4.88%,
                    10/26/95                           887
          2,550   Fayetteville Perry, Ohio,
                    4.68%, 4/12/96                   2,554
          2,500   Franklin County Hospital,
                    4.70%*, 6/1/16**                 2,500
          4,380   Franklin County, Wesley
                    Glen, 4.82%*, 4/1/13**           4,380
          2,680   Gallia County, Industrial
                    Development Revenue,
                    Scenic Hills Nursing
                    Center, 4.40%*, 12/15/10**       2,680
          3,400   Greene County, Ohio Apple
                    Valley, 4.30%*, 8/1/09**         3,400
          3,000   Highland Heights, 5.65%,
                    12/28/95                         3,008
          3,800   Kings School District,
                    5.45%, 6/21/95                   3,803

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Lakewood, Ohio, 3.72%,
                    5/11/95                       $  4,000
          2,495   Student Loan Funding Corp.,
                    Cincinnati, Ohio, Student
                    Loan Revenue, 4.60%*,
                    12/29/98**                       2,495
            790   Summit County, Ohio, Texler
                    Project, 4.40%, 5/1/09**           790
                                                  --------
                                                    37,293
                                                  --------
PENNSYLVANIA (2.7%):
          3,100   Sayre, Health Care Facility,
                    4.75%*, 12/1/20**                3,100
          2,450   Williamsport, Area School
                    District, 3.89%, 6/30/95         2,451
                                                  --------
                                                     5,551
                                                  --------
SOUTH CAROLINA (1.2%):
          2,500   Job Economic Development
                    Revenue, 4.95%*, 12/1/99**       2,500
                                                  --------
TENNESSEE (3.0%):
          6,200   Hawkins County, Kingston,
                    5.00%*, 8/1/09**                 6,200
                                                  --------
TEXAS (3.6%):
          4,140   Harris County, 4.95%*,
                    10/1/16**                        4,140
          2,240   Texas A&M University, 8.50%,
                    7/1/95                           2,255
            950   Texas A&M University, 9.00%,
                    7/1/95                             957
                                                  --------
                                                     7,352
                                                  --------
UTAH (0.3%):
            500   Intermountain Power Agency,
                    9.90%, 7/1/95                      517
                                                  --------
VIRGINIA (1.5%):
          3,000   State Housing Development,
                    3.90%, 5/10/95                   3,000
                                                  --------
WASHINGTON (0.7%):
            500   Everett Water & Sewer,
                    8.20%, 7/1/95                      503
          1,000   Pierce County, 4.55%,
                    11/1/04**                        1,000
                                                  --------
                                                     1,503
                                                  --------
WISCONSIN (8.6%):
          1,200   Appleton, Pensor, 4.95%*,
                    8/1/01**                         1,200
          1,525   Berlin Wenninger, 4.95%*,
                    4/1/07**                         1,525
          4,000   Evansville, Wisconsin,
                    4.95%*, 12/1/08**                4,000

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Kenosha Metalmen, 4.95%*,
                    9/1/14**                      $  4,000
          1,000   Milwaukee, Wisconsin, 5.25%,
                    9/1/95                           1,003
          1,400   Oshkosh, Schloesser, 4.95%*,
                    3/1/02**                         1,400
          2,800   Plymouth, Industrial
                    Development Revenue,
                    4.95%*, 8/1/04**                 2,800
          1,800   Prairie Du Chien, Wisconsin,
                    4.80%*, 6/1/02**                 1,800
                                                  --------
                                                    17,728
----------------------------------------------------------
TOTAL MUNICIPAL BONDS                              203,712
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          4,318   Federated #15 Tax-Free Money
                    Market Fund                      4,318
              1   Fidelity Ohio Tax Free Fund            1
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           4,319
----------------------------------------------------------
TOTAL (COST $208,031)(B)                          $208,031
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $206,606.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities collateralized by bank letters of credit or other bank credit arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (94.5%)
         250     Metropolitan Transportation
                   Authority, New York,
                   Revenue Bond, Series I,
                   AMBAC, 7.00%, 7/1/09           $   282
       1,200     Metropolitan Transportation
                   Authority, New York,
                   Service Contract, Refunding
                   Revenue Bond, Series K,
                   AMBAC, 7.50%, 7/1/17             1,318
         250     Nassau County, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bond, Hofstra
                   University Project, AMBAC,
                   6.75%, 8/01/11                     263
         700     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.30%, 6/1/10              741
         335     New York City, New York, City
                   Housing Development,
                   Revenue Bond, Series 1,
                   MBIA, 7.38%, 4/1/17                352
         675     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.35%, 6/1/19              717
         200     New York City, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bonds, USTA
                   National Tennis Center,
                   6.38%, 11/15/14                    205
         220     New York City, New York, City
                   Transportation Authority,
                   Revenue Bond, Livingston
                   Plaza Project, FSA, 7.50%,
                   1/1/20                             247
         680     New York City, New York,
                   Cultural Resources, Revenue
                   Bond, AMBAC, 6.63%, 1/1/11         711
         300     New York City, New York,
                   General Obligation Bond,
                   Series B, FSA, 7.00%,
                   10/1/18                            312

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
       $ 350     New York City, New York,
                   General Obligation Bond,
                   Series C, FGIC, 7.00%,
                   2/1/12                         $   360
         750     New York City, New York,
                   Municipal Water Finance
                   Authority, Water & Sewer
                   System Revenue Bonds,
                   Series A, FGIC, 6.75%,
                   6/15/16                            780
         700     New York State Dormitory
                   Authority Revenue Bonds,
                   City University, Series 2,
                   MBIA 6.75%, 7/01/24                738
         750     New York State Dormitory
                   Authority, Revenue Bonds,
                   Ithaca College, MBIA,
                   6.50%, 7/1/10                      782
         400     New York State Dormitory
                   Authority, Revenue Bonds,
                   State University
                   Educational System, Series
                   B, AMBAC, 6.00%, 5/15/17           395
         225     New York State Dormitory
                   Authority, Revenue Bond,
                   Judicial Facilities Leases,
                   Series B, MBIA, 7.00%,
                   4/15/16                            239
         370     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/18                      392
         325     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/19                      343
         500     New York State Medical Care
                   Facilities Finance Agency,
                   Unrefunded/Revenue Bond,
                   MBIA, 7.38%, 8/15/19               543
         200     New York State Medical Care
                   Facilities Finance Agency,
                   Montefiore Medical Center,
                   AMBAC, 5.75%, 2/15/25              188
         815     New York State Medical Care
                   Facilities Finance Agency,
                   Refunding Revenue Bond,
                   North Shore University
                   Hospital, MBIA, 7.20%,
                   11/1/20                            879

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
         550     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, Series A,
                   BIG, 7.10%, 2/15/27            $   575
         340     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, St. Luke's,
                   Series B, MBIA, 7.45%,
                   2/15/29                            382
         550     New York State TWY Authority
                   General Revenue Bonds,
                   Series C, FGIC, 6.00%,
                   1/01/25                            539
       1,000     New York State Urban
                   Development Correctional
                   Facilities, Revenue Bond,
                   Series D, AMBAC, 7.50%,
                   1/1/12                           1,088
         400     New York State Urban
                   Development Correctional
                   Facilities, Series 1, FSA,
                   7.50%, 1/1/20                      449
         900     Triborough Bridge & Tunnel
                   Authority, Revenue Bond,
                   Series T, MBIA, 7.00%,
                   1/1/20                           1,002
       1,000     Triborough Bridge & Tunnel
                   Authority, Special
                   Obligation Refunding
                   Revenue Bond, Series B,
                   AMBAC, 6.88%, 1/1/15             1,061
---------------------------------------------------------
  TOTAL MUNICIPAL BONDS                           $15,883
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
         527     Municipal Fund for New York      $   527
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                          527
---------------------------------------------------------
  TOTAL (COST $15,485)(b)                         $16,410
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $16,808.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $   925
                 Unrealized depreciation
                                                  -------
                 Net unrealized appreciation      $   925
                                                  ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
FUND FOR INCOME                                                      (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. TREASURY OBLIGATION (1.2%)
U.S. TREASURY STRIP
        2,000   zero%, 8/15/20                   $    296
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (40.3%)
        1,084   Bear Stearns Mortgage Capital
                  Corp., Series 1991-A/B1,
                  9.40%, 6/25/21                    1,084
        2,220   Bear Stearns Secured
                  Investors Trust, Series
                  1991-2/H, 7.50%, 9/20/20          2,151
          104   Drexel, Burnham & Lambert
                  Trust, Series U/1, 6.30%,
                  8/1/17                              107
        1,000   General Electric Capital
                  Mortgage, Series 93-4f,
                  7.00%, 3/25/08                      896
        1,985   Housing Securities, Inc.,
                  Series 1993-B/B4M, 7.25%,
                  4/25/08                           1,878
        1,000   Kidder, Peabody Acceptance
                  Corp., Series 1993-C1/A3,
                  6.80%, 9/1/06                       927
          153   Merrill Lynch Trust, Series
                  27/D, 8.90%, 10/20/15               155
        1,366   Prudential Home Mortgage,
                  Series 1992-42/M, 7.00%,
                  1/25/08                           1,291
        1,500   Resolution Trust Corp.,
                  Series 1992-2/B4, 8.20%,
                  11/25/21                          1,476
---------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         9,965
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (41.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION:
          335   8.85%, 4/15/20                        338
          115   9.30%, 8/15/15                        117
        1,337   9.50%, 8/1/19-12/1/22               1,389
          237   10.00%, 2/1/17-9/1/19                 253
           18   12.00%, 10/1/10-7/1/14                 21

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        1,304   8.00%, 11/25/20                  $  1,221
        1,683   8.50%, 8/1/24-1/13/25               1,712
           25   9.50%, 1/1/19                          28
          154   10.00%, 5/1/13-2/1/18                 172
           10   10.50%, 1/1/18                         11
           55   12.00%, 8/1/13-4/1/15                  61
           36   13.00%, 12/1/12                        41
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        2,272   9.50%, 8/15/17-10/15/19             2,390
        2,115   10.00%, 3/15/16-6/15/21             2,289
           97   10.25%, 3/15/19-6/15/19               103
           82   10.50%, 2/15/16                        90
           66   11.00%, 9/20/14                        74
---------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                   10,310
---------------------------------------------------------
---------------------------------------------------------
  REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS (12.6%)
        1,000   Federal National Mortgage
                  Association, Series 1991-
                  13/C, 8.25%, 3/25/04              1,017
           76   Federal National Mortgage
                  Association, Series G-18/6,
                  8.75%, 7/25/01                       76
        1,920   Federal National Mortgage
                  Association, Series
                  1988-4/Z, 9.25%, 3/25/18          2,014
---------------------------------------------------------
  TOTAL REAL ESTATE MORTGAGE INVESTMENT
      CONDUITS                                      3,107
---------------------------------------------------------
---------------------------------------------------------
  REPURCHASE AGREEMENT (4.1%)
        1,003   Donaldson, Lufkin & Jenrette
                  Securities Corp., 5.93%,
                  dated 4/28/95, due 5/1/95
                  (Collateralized by various
                  U.S. Treasury securities)         1,003
---------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT                        1,003
---------------------------------------------------------
TOTAL (COST $24,172)(B)                          $ 24,681
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $24,713.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation          $    842
                Unrealized depreciation              (333)
                                                 --------
                Net unrealized appreciation      $    509
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (1.8%)
        1,000    American Express Co., 6.05%,
                   7/15/97                        $    978
        1,000    Capital Auto Receivables
                   Trust, 5.35%, 2/15/98               989
          955    Capital Auto Receivables
                   Trust, 4.90%, 2/17/98               952
          201    GMAC 1993 A Grantor Trust,
                   4.15%, 3/15/98                      198
----------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                        3,117
----------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        1,540    7.00%, 7/15/98                      1,535
        2,000    5.50%, 10/15/02                     1,933
        2,000    5.50%, 11/15/03                     1,924
          482    8.40%, 1/15/05                        487
          937    6.00%, 2/15/13                        933
          258    8.00%, 1/15/18                        258
        1,300    8.50%, 9/15/19                      1,316
FEDERAL NATIONAL MORTGAGE ASSOC.:
        2,000    6.00%, 10/25/03                     1,965
        1,000    8.00%, 3/25/04                      1,007
        1,522    5.75%, 6/25/06                      1,471
          849    7.00%, 2/25/18                        844
          883    7.50%, 7/25/18                        879
                                                  --------
                                                    14,552
                                                  --------
---------------------------------------------------------
  CORPORATE BONDS (18.5%)
AUTOMOTIVE (0.3%):
          500    Ford Motor, 7.88%, 10/15/96           506
                                                  --------
BANKING & FINANCIAL SERVICES (0.3%):
          500    Bankers Trust, 7.25%, 11/1/96         502
                                                  --------
BROKERAGE SERVICES (2.0%):
        2,000    Lehman Brothers, 5.75%,
                   11/15/98                          1,858
        1,500    Lehman Brothers Holding,
                   5.50%, 6/15/96                    1,474
                                                  --------
                                                     3,332
                                                  --------
BUSINESS EQUIPMENT (1.3%):
        2,175    International Business
                   Machines Corp., 6.38%,
                   11/1/97                           2,145
                                                  --------
CHEMICALS (0.6%):
        1,000    Dow Capital, 5.75%, 9/15/97           972
                                                  --------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
CONSUMER GOODS & SERVICES (0.6%):
        1,000    PepsiCo, Inc., 5.63%, 7/1/95     $  1,000
                                                  --------
FINANCIAL SERVICES (6.5%):
        2,000    American General Corp.,
                   6.88%, 7/1/99                     1,957
        1,000    Associates Corp.,6.88%,
                   1/15/97                           1,000
        1,500    Associates Corp.,7.25%,
                   9/1/99                            1,492
        3,000    Ford Motor Credit Corp.,
                   7.13%, 12/1/97                    3,004
        1,000    ITT Finance, 7.38%, 10/15/95        1,005
        2,000    Norwest Corp., 7.75%,
                   12/31/96                          2,030
          500    Norwest Financial, 7.10%,
                   11/15/96                            502
                                                  --------
                                                    10,990
                                                  --------
FOOD PRODUCTS (0.4%):
          775    H.J. Heinz Co., 5.50%,
                   9/15/97                             756
                                                  --------
GOVERNMENTS (FOREIGN) (0.6%):
        1,000    Province of Ontario Global
                   Bonds, 5.70%, 10/1/97               973
                                                  --------
INDUSTRIAL GOODS & SERVICES (1.2%):
        2,000    Burlington Resources, 7.15%,
                   5/1/99                            1,985
                                                  --------
INSURANCE (2.1%):
          500    International Lease Finance
                   Corp., 6.38%, 11/1/96               496
        2,000    International Lease Finance
                   Corp., 8.35%, 10/1/98             2,063
        1,000    Transamerica Finance, 5.40%,
                   9/1/95                              997
                                                  --------
                                                     3,556
                                                  --------
POLLUTION CONTROL SERVICES (1.5%):
          500    Waste Management, 6.38%,
                   7/1/97                              493
        2,000    WMX Technologies, 7.13%,
                   3/22/97                           2,005
                                                  --------
                                                     2,498
                                                  --------
UTILITIES -- ELECTRIC & GAS (1.1%):
        1,000    Northern Illinois Gas, 5.50%,
                   2/1/97                              976
        1,000    Northern States Power, 5.50%,
                   2/1/99                              944
                                                  --------
                                                     1,920
----------------------------------------------------------
TOTAL CORPORATE BONDS                               31,135
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.7%)
FEDERAL NATIONAL MORTGAGE ASSOC.:
        3,000    5.23%, 11/25/98                  $  2,826
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                       2,826
----------------------------------------------------------
---------------------------------------------------------
  U.S. TREASURY NOTES (64.8%)
        4,000    5.50%, 4/30/96                      3,968
        1,000    7.63%, 5/31/96                      1,013
        8,000    6.50%, 9/30/96                      8,002
        9,000    7.50%, 12/31/96                     9,136
       18,000    7.50%, 1/31/97                     18,273
        1,000    6.75%, 2/28/97                      1,003
       16,000    6.88%, 2/28/97                     16,078
       10,000    6.63%, 3/31/97                     10,005
        7,000    6.50%, 8/15/97                      6,978
        3,000    7.38%, 11/15/97                     3,046
        1,500    6.00%, 12/31/97                     1,475
        4,500    5.13%, 4/30/98                      4,306
        6,500    8.25%, 7/15/98                      6,774
        7,000    5.25%, 7/31/98                      6,689
       12,000    7.13%, 2/29/00                     12,110
----------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          108,856
----------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
        5,183    Shearson U.S. Treasury Fund      $  5,183
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           5,183
----------------------------------------------------------
TOTAL (COST $166,188)(B)                          $165,669
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $168,112.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $  1,161
                 Unrealized depreciation            (1,681)
                                                  --------
                 Net unrealized depreciation      $   (520)
                                                  =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GOVERNMENT MORTGAGE FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,000    5.50%, 10/15/02                 $  4,832
          500    5.00%, 8/15/11                       492
FEDERAL NATIONAL MORTGAGE ASSOC.:
       10,000    7.50%, 8/25/22                     9,809
---------------------------------------------------------
                TOTAL COLLATERALIZED MORTGAGE
                                  OBLIGATIONS      15,133
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT
  AGENCIES (86.8%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,927    8.00%, 1/1/00                      5,922
          209    9.50%, 8/1/21                        218
        3,128    5.99%, 12/1/23                     3,136
       19,787    7.50%, 4/1/24                     19,351
FEDERAL NATIONAL MORTGAGE ASSOC.:
        1,395    8.00%, 5/1/17                      1,394
        2,322    9.50%, 6/1/22                      2,420
        9,768    6.50%, 4/1/24                      9,050
        3,888    8.50%, 8/1/24                      3,952
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          105    8.50%, 6/15/16                       107
          252    8.50%, 7/15/16                       257
          109    9.00%, 9/15/16                       113
          181    8.50%, 10/15/16                      185
          108    9.50%, 11/15/16                      114
          726    8.50%, 1/15/17                       740
          578    8.50%, 2/15/17                       589
          233    8.50%, 4/15/17                       238
          200    8.50%, 5/15/17                       204
          473    8.50%, 6/15/17                       483
        2,093    9.50%, 11/15/17                    2,195
          113    10.00%, 1/15/18                      121
          517    9.00%, 11/15/18                      536
          423    9.50%, 1/15/19                       444
          317    10.50%, 8/15/19                      344
          469    8.50%, 12/15/19                      478
           45    8.50%, 2/15/20                        46
        1,426    9.50%, 5/15/20                     1,496
        3,278    9.75%, 1/15/21                     3,504
        1,551    9.00%, 3/15/21                     1,606
          121    8.50%, 5/15/21                       124

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
        1,185    9.00%, 5/15/21                  $  1,227
          311    8.00%, 6/15/21                       311
        1,332    9.00%, 6/15/21                     1,379
        2,307    9.50%, 6/15/21                     2,422
       13,249    8.00%, 5/15/22                    13,257
        4,043    8.00%, 10/15/22                    4,046
        3,088    9.00%, 2/15/23                     3,202
        2,870    8.50%, 3/15/23                     2,928
          803    7.50%, 6/15/23                       786
        4,591    7.50%, 7/15/23                     4,490
        1,527    8.00%, 8/15/23                     1,528
        4,887    7.00%, 9/15/23                     4,636
        2,833    7.00%, 10/15/23                    2,687
        4,619    7.00%, 12/15/23                    4,384
        8,295    7.50%, 1/15/24                     8,106
        3,933    7.50%, 2/15/24                     3,842
        4,048    8.50%, 10/15/24                    4,134
        1,714    8.75%, 8/15/25                     1,739
---------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES     124,471
---------------------------------------------------------
---------------------------------------------
  U.S. TREASURY NOTES (1.5%)
        1,000    5.50%, 4/30/96                       992
        1,100    8.75%, 8/15/00                     1,189
---------------------------------------------------------
                    TOTAL U.S. TREASURY NOTES       2,181
---------------------------------------------------------
---------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        1,177    Shearson U.S. Treasury Fund        1,177
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,177
---------------------------------------------------------
TOTAL (COST $147,319)(B)                         $142,962
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $143,435.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $41. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    422
                 Unrealized depreciation           (4,820)
                                                 --------
                 Net unrealized depreciation     $ (4,398)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (0.7%)
CAPITAL AUTO RECEIVABLES TRUST
        1,000    5.35%, 2/15/98                  $    989
---------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                         989
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)
FEDERAL HOME LOAN MORTAGAGE CORP.
        1,000    7.00%, 5/15/99                       992
        1,800    6.50%, 5/15/03                     1,713
        1,406    5.00%, 11/15/04                    1,401
        2,500    5.80%, 4/15/14                     2,468
        1,994    6.50%, 7/15/16                     1,959
          258    8.00%, 1/15/18                       258
        1,968    7.50%, 9/15/20                     1,963
        2,500    8.40%, 1/15/21                     2,520
FEDERAL NATIONAL MORTGAGE ASSOC.
        2,475    6.00%, 10/25/03                    2,432
        1,103    7.50%, 7/25/18                     1,098
        4,000    6.25%, 5/25/19                     3,755
        2,000    8.50%, 8/25/19                     2,051
---------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          22,610
---------------------------------------------------------
---------------------------------------------------------
  CORPORATE BONDS (39.1%)
APPLIANCES (0.8%):
        1,000    Whirlpool Corp. Notes
                   9.50%, 6/15/00                   1,089
                                                 --------
AUTOMOTIVE (2.8%):
        1,000    Ford Motor Co.
                   9.00%, 9/15/01                   1,076
          500    Ford Motor Credit Co.
                   9.50%, 4/15/00                     542
          500    Ford Motor Holdings, Inc.
                   9.25%, 3/1/00                      534
          500    General Motors Corp.
                   9.75%, 5/15/99                     514
        1,000    General Motors Corp.
                   9.63%, 12/1/00                   1,086
                                                 --------
                                                    3,752
                                                 --------
BANKING (0.4%):
          500    Comerica, Inc.
                   10.13%, 6/1/98                     537
                                                 --------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
BROKERAGE SERVICES (10.9%):
        4,000    Bear Stearns Co.
                   9.38%, 6/1/01                 $  4,305
        5,000    Lehman Brothers Holdings
                   5.75%, 11/15/98                  4,643
        2,500    Merrill Lynch & Co.
                   8.25%, 11/15/99                  2,563
        3,500    Salomon, Inc.
                   6.75%, 1/15/06                   2,993
                                                 --------
                                                   14,504
                                                 --------
                              CHEMICALS (1.5%):
        1,000    Dow Chemical
                   5.75%, 9/15/97                     973
        1,000    Monsanto Defined
                   8.13%, 12/15/06                  1,032
                                                 --------
                                                    2,005
                                                 --------
FINANCIAL SERVICES (7.0%):
        2,000    American Express
                   8.50%, 8/15/01                   2,115
        3,000    American General Corp.
                   7.70%, 10/15/99                  3,034
        1,000    Norwest Corp.
                   7.75%, 12/31/96                  1,015
        3,000    Transamerica Financial
                   8.75%, 10/1/99                   3,138
                                                 --------
                                                    9,302
                                                 --------
FOOD PRODUCTS (0.7%):
        1,000    Super Valu, Inc.
                   5.88%, 11/15/95                    998
                                                 --------
GOVERNMENT AGENCY (0.4%):
          500    Private Export Funding
                   9.00%, 1/31/96                     508
                                                 --------
INDUSTRIAL GOODS & SERVICES (8.4%):
        2,000    American Home Products
                   7.70%, 2/15/00                   2,025
        3,000    Amoco Canada
                   7.25%, 12/1/02                   2,985
        1,000    Grand Metropolitan Investment
                   Corp.
                   8.63%, 8/15/01                   1,070
        3,000    Service Corp. International
                   8.38%, 12/15/04                  3,131
        2,000    WMX Technologies Waste
                   Management
                   7.13%, 3/22/97                   2,005
                                                 --------
                                                   11,216
                                                 --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
INSURANCE (0.4%):
          500    St. Paul Cos., Inc.
                   9.38%, 6/15/97                $    526
                                                 --------
OIL & GAS EXPLORATION (1.2%):
          500    British Petroleum America
                   10.15%, 3/15/96                    514
        1,000    Cheveron Corp. Amortization
                   Notes
                   8.11%, 12/1/04                   1,044
                                                 --------
                                                    1,558
                                                 --------
PRINTING & PUBLISHING (1.6%):
        1,000    Knight Ridder, Inc.
                   8.50%, 9/1/01                    1,063
        1,000    R.R. Donnelly & Sons Co.
                   9.13%, 12/1/00                   1,095
                                                 --------
                                                    2,158
                                                 --------
RETAIL STORES (0.8%):
          500    J.C. Penney, Inc.
                   9.05%, 3/1/01                      538
          500    Sears Roebuck & Co.
                   9.50%, 6/1/99                      537
                                                 --------
                                                    1,075
                                                 --------
TELECOMMUNICATIONS (2.2%):
          750    Communications Satellite
                   8.13%, 4/1/04                      775
        2,000    GTE Corp. Notes
                   9.10%, 6/1/03                    2,143
                                                 --------
                                                    2,918
---------------------------------------------------------
TOTAL CORPORATE BONDS                              52,146
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTAGE ASSOC.:
        2,000    5.23%, 11/25/98                    1,884
---------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                      1,884
---------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  U.S. TREASURY NOTES (38.6%)
        7,500    9.25%, 1/15/96                  $  7,651
        3,000    9.38%, 4/15/96                     3,087
        2,000    5.50%, 4/30/96                     1,984
        5,000    7.38%, 5/15/96                     5,049
        6,500    6.88%, 4/30/97                     6,534
        2,000    5.63%, 1/31/98                     1,945
        5,000    7.25%, 2/15/98                     5,068
        7,000    7.00%, 4/15/99                     7,050
        2,000    7.50%, 10/31/99                    2,048
        1,000    6.38%, 1/15/00                       980
        8,000    7.13%, 2/29/00                     8,073
        2,000    6.88%, 3/31/00                     1,997
---------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          51,466
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (1.3%)
        1,783    Shearson U.S. Treasury Fund        1,783
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,783
---------------------------------------------------------
TOTAL (COST $133,485)(B)                         $130,878
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $133,225.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    885
                 Unrealized depreciation           (3,492)
                                                 --------
                 Net unrealized depreciation     $ (2,607)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  ASSET BACKED SECURITIES (1.6%)
CAPITAL AUTO RECEIVABLES ASSET TRUST
            979   4.90%, 2/17/98                  $      976
RAILCAR TRUST, SERIES 92-1
            459   7.75%, 6/1/04                          465
------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                          1,441
------------------------------------------------------------
----------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
FEDERAL HOME LOAN MORTGAGE CORP.:
          1,180   7.50%, 4/1/07                        1,178
FEDERAL NATIONAL MORTGAGE ASSOC.:
             67   7.00%, 3/25/18                          67
            155   7.25%, 6/25/18                         154
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION               1,399
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (28.4%)
AUTOMOTIVE (1.7%):
          1,000   Ford Motor Co.
                  9.00%, 9/15/01                       1,076
            500   General Motors
                  9.13%, 7/15/95                         535
                                                  ----------
                                                       1,611
                                                  ----------
BANKING (6.2%):
            600   BankAmerica Corp.
                  9.63%, 2/13/01                         657
          1,500   Crestar Finance Corp.
                  8.75%, 11/15/04                      1,591
            500   First Bank System
                  8.00%, 7/2/04                          514
          1,020   First Union Corp.
                  9.45%, 6/15/99                       1,095
            800   SunTrust Banks, Inc.
                  7.38%, 7/1/02                          799
          1,000   Wells Fargo & Co.
                  8.75%, 5/1/02                        1,061
                                                  ----------
                                                       5,717
                                                  ----------
BROKERAGE SERVICES (2.3%):
          1,000   Morgan Stanley
                  8.88%, 10/15/01                      1,056
          1,280   Morgan Stanley
                  7.25%, 10/15/23                      1,069
                                                  ----------
                                                       2,125
                                                  ----------
COMPUTER (0.6%):
            510   International Business
                  Machines
                  9.00%, 5/1/98                          510
                                                  ----------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
CREDIT INSTITUTIONS -- PERSONAL (0.6%):
            510   General Electric Credit
                  Corp.
                  8.75%, 11/26/96                 $      524
                                                  ----------
FINANCIAL SERVICES (7.6%):
          1,025   BHP Finance Ltd.
                  6.75%, 11/1/13                         880
            255   Ford Motor Credit Co.
                  9.40%, 11/16/95                        259
          1,000   General Motors Acceptance
                  Co.
                  6.28%*, 6/7/96                         999
          1,000   General Motors Acceptance
                  Co.
                  7.13%, 6/1/99                          985
          1,000   General Motors Acceptance
                  Co.
                  5.50%, 12/15/01                        886
          1,020   Merrill Lynch
                  8.25%, 11/15/99                      1,046
          2,000   Salomon Brothers
                  4.44%, 8/9/95                        1,988
                                                  ----------
                                                       7,043
                                                  ----------
GOVERNMENTS (FOREIGN) (0.5%):
            500   Republic of Iceland
                  6.13%, 2/1/04                          449
                                                  ----------
INDUSTRIAL GOODS & SERVICES (4.4%):
          1,000   American Home Products
                  7.70%, 2/15/00                       1,013
          1,000   Georgia-Pacific
                  9.95%, 6/15/02                       1,116
            700   Philip Morris Co.
                  9.00%, 1/1/01                          746
          1,200   RJR Nabisco, Inc.
                  8.00%, 1/15/00                       1,182
                                                  ----------
                                                       4,057
                                                  ----------
INSURANCE (1.0%):
          1,100   Nationwide Mutual
                  Insurance Surplus
                  7.50%, 2/15/24                         954
                                                  ----------
OIL & GAS EXPLORATION (0.8%):
            700   Atlantic Richfield Co.
                  9.00%, 4/1/21                          765
                                                  ----------
OIL & GAS TRANSMISSION (0.6%):
            510   Shell Oil Co.
                  7.00%, 9/15/95                         511
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
TELECOMMUNICATIONS (2.1%):
            510   GTE Hawaiian Telephone
                  Service
                  9.00%, 12/1/00                  $      525
            510   MCI Communications
                  7.63%, 11/7/96                         514
            360   Northern Telecom Ltd.
                  8.25%, 6/13/96                         366
            510   Southwestern Bell Co.
                  8.30%, 6/1/96                          518
                                                  ----------
                                                       1,923
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 26,189
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (38.0%)
FEDERAL HOME LOAN MORTGAGE CORP.:
            150   8.00%, 5/1/02                          151
            350   8.00%, 8/1/02                          354
            238   8.00%, 6/1/08                          237
            277   8.00%, 11/1/08                         276
FEDERAL NATIONAL MORTGAGE ASSOC.:
            994   8.00%, 1/1/23                          993
          1,562   7.50%, 3/1/24                        1,529
          1,500   9.00%, 5/1/25                        1,549
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          2,815   6.50%, 2/15/09                       2,705
          1,597   9.00%, 2/15/17                       1,654
          1,513   8.50%, 9/15/17                       1,544
            891   9.00%, 6/15/18                         923
          1,667   9.00%, 10/15/19                      1,727
          2,738   9.00%, 12/15/19                      2,836
          1,742   9.00%, 1/15/20                       1,809
          1,128   9.00%, 2/15/20                       1,168
            740   8.50%, 11/15/21                        756
          2,657   7.50%, 8/15/22                       2,600
          1,646   8.50%, 8/15/22                       1,681
          1,228   8.50%, 2/15/23                       1,253
          1,464   7.00%, 10/15/23                      1,389
          1,378   7.50%, 10/15/23                      1,345
          4,794   7.50%, 1/15/24                       4,683
          1,962   7.50%, 5/15/24                       1,916
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        35,078
------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  U.S. TREASURY BONDS (12.5%)
          2,600   8.88%, 2/15/19                  $    3,001
          3,000   8.00%, 11/15/21                      3,188
          2,900   7.13%, 2/15/23                       2,798
          1,500   7.50%, 11/15/24                      1,520
          1,000   7.63%, 2/15/25                       1,035
------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                             11,542
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (14.9%)
          3,000   7.50%, 2/29/96                       3,029
          1,000   7.50%, 12/31/96                      1,015
          1,000   8.00%, 1/15/97                       1,024
          1,000   7.75%, 12/31/99                      1,034
          2,500   7.75%, 1/31/00                       2,585
          3,000   7.13%, 2/29/00                       3,027
          2,000   7.50%, 2/15/05                       2,061
------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                             13,775
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          1,942   Shearson U.S. Treasury Fund          1,942
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,942
------------------------------------------------------------
TOTAL (COST $93,388) (B)                          $   91,366
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $92,202.

(b) Represents costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $      646
                  Unrealized depreciation             (2,668)
                                                  ----------
                  Net unrealized depreciation     $   (2,022)
                                                  ==========

 * Corporate Bonds with floating rates are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (97.6%)
ALTERNATIVE MINIMUM TAX PAPER (11.1%):
          2,500   Student Loan Funding Corp.,
                  Series A
                  5.50%, 12/1/01                  $    2,463
          4,000   Student Loan Funding Corp.,
                  Series A
                  5.85%, 8/1/04                        4,005
------------------------------------------------------------
TOTAL ALTERNATIVE MINIMUM TAX PAPER                    6,468
------------------------------------------------------------
----------------------------------------------
  GENERAL OBLIGATION BONDS (43.2%)
COUNTY, CITY, SPECIAL DISTRICT & SCHOOLS (39.7%):
          1,500   Batavia, Ohio Local School
                  District
                  7.00%, 12/1/14                       1,656
            750   Batavia, Ohio Local School
                  District
                  6.30%, 12/1/22                         769
            500   Canton, Waterworks System
                  5.75%, 12/1/10                         491
          1,325   Clyde-Green Springs Village,
                  Ohio School District
                  6.10%, 12/1/19                       1,302
            500   Columbus, Ohio, Series B
                  6.10%, 1/1/03                          531
          1,500   Columbus, Ohio
                  6.20%, 1/1/04                        1,604
          1,385   Crawford County, Ohio,
                  AMBAC
                  6.75%, 12/1/19                       1,477
          1,000   Cuyahoga Falls, Ohio, MBIA
                  6.00%, 12/1/15                         987
          2,500   Franklin County, Ohio
                  Courthouse
                  6.38%, 12/1/01                       2,724
          1,000   Hilliard, Ohio School
                  District
                  6.15%, 12/1/06                       1,035
          2,500   Indian Valley, Ohio Local
                  School District
                  7.00%, 12/1/14                       2,760
            750   Kings, Ohio Local School
                  District
                  7.00%, 12/1/09                         795
          1,250   Lakeview, Ohio Local School
                  District
                  AMBAC
                  6.95%, 12/1/19                       1,380
            540   Lakewood, Ohio
                  5.40%, 12/1/05                         540

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
            600   Madison County, Ohio
                  7.00%, 12/1/19                  $      667
          1,000   Munroe Falls, Ohio, Series A
                  AMBAC
                  6.95%, 12/1/14                       1,103
            500   Toledo, Ohio, AMBAC
                  6.10%, 12/1/14                         501
          1,820   Trumbull County, Ohio
                  5.75%, 12/1/03                       1,892
            880   Tuscarawas Valley, Ohio
                  Local
                  School District, AMBAC
                  6.00%, 12/1/19                         863
                                                  ----------
                                                      23,077
                                                  ----------
STATE (3.5%):
          2,000   Ohio State, Refunding &
                  Improvement
                  5.50%, 8/1/03                        2,044
------------------------------------------------------------
TOTAL GENERAL OBLIGATION BONDS                        25,121
------------------------------------------------------------
----------------------------------------------
  REVENUE BONDS (43.3%)
HOSPITALS, NURSING HOMES & HEALTH CARE (17.7%):
          2,250   Butler County, Ohio
                  Middletown Regional
                  Hospital, GFIC
                  6.75%, 11/15/10                      2,411
          1,000   Clermont County Hospital
                  Facility
                  6.00%, 9/1/19                          977
          1,720   Franklin County, Riverside
                  Hospital
                  7.25%, 5/15/20                       1,864
          1,000   Garfield Heights, Ohio
                  Marymount Hospital,
                  Refunding & Improvement
                  6.70%, 11/15/15                      1,016
          2,400   Lake County Hospital
                  Improvement Facilities
                  6.38%, 8/15/03                       2,523
          1,480   Lucas County, Ohio Hospital,
                  Series B
                  5.75%, 8/15/03                       1,526
                                                  ----------
                                                      10,317
                                                  ----------
HOUSING (3.1%):
          1,775   Ohio Cap Corp.
                  6.35%, 7/1/22                        1,775
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
PUBLIC FACILITIES (CONVENTION, SPORT) (5.3%):
          2,000   Ohio State Building
                  Authority,
                  Adult Correctional
                  Facilities
                  6.00%, 10/1/07                  $    2,048
          1,000   Ohio State Public
                  Facilities,
                  Higher Education
                  5.88%, 12/1/04                       1,029
                                                  ----------
                                                       3,077
                                                  ----------
UTILITIES (SEWERS, TELEPHONE, ELECTRIC) (17.2%):
            540   Cambridge, Ohio Water
                  System
                  5.50%, 12/1/08                         526
          1,935   Cleveland Public Power
                  Systems, MBIA
                  7.00%, 11/15/24                      2,147
          1,000   Cleveland Public Power
                  Systems, MBIA
                  6.00%, 11/15/02                      1,051
          1,750   Cleveland Regional Sewer
                  District
                  6.75%, 5/15/04                       1,940
          1,000   Cleveland, Ohio Waterworks
                  Series 1-92B
                  6.25%, 1/1/05                        1,055
          1,950   Columbus, Ohio Sewer
                  6.25%, 6/1/08                        2,006
            750   Columbus, Ohio Water
                  Systems
                  6.38%, 11/1/10                         769
            500   Southwest Regional Water,
                  MBIA
                  6.00%, 12/1/20                         488
                                                  ----------
                                                       9,982
                                                  ----------
TOTAL REVENUE BONDS                                   25,151
------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                 56,740
------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (1.9%)
                  Dreyfus Ohio Money Market
          1,131   Institutional Fund              $    1,131
------------------------------------------------------------
Total Investment Companies                             1,131
------------------------------------------------------------
TOTAL (COST $57,596) (B)                              57,871
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of 58,137.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation              1,006
                  Unrealized depreciation               (757)
                                                  ----------
                  Net unrealized appreciation     $      249
                                                  ==========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATION (2.4%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        465,548   7.50%, 4/1/07                   $      465
FEDERAL NATIONAL MORTGAGE ASSOC.:
        968,818   7.40%, 7/25/17                         968
        925,817   6.50%, 4/25/22                         872
      1,500,000   9.00%, 5/1/25                        1,548
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              3,853
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (53.7%)
AEROSPACE/DEFENSE (3.3%):
         21,400   Boeing Co.                           1,177
         11,800   General Dynamics Corp.                 547
         20,300   Lockheed Martin Corp.(c)             1,173
         33,650   Raytheon Co.                         2,448
                                                  ----------
                                                       5,345
                                                  ----------
ALUMINUM (1.4%):
         50,300   Aluminum Co. of America              2,257
                                                  ----------
AUTOMOBILES (1.0%):
          8,000   Chrysler Corp.                         345
          1,200   Fiat - ADR                              24
         45,000   Ford Motor Co.                       1,215
                                                  ----------
                                                       1,584
                                                  ----------
BANKS (4.7%):
            900   BBV - ADR                               24
         54,900   BankAmerica Corp.                    2,718
         28,200   Comerica, Inc.                         811
         13,800   CoreStates Financial Corp.             450
         27,600   First Union Corp.                    1,249
          1,300   IMI - ADR                               24
         33,150   J.P. Morgan & Co., Inc.              2,176
                                                  ----------
                                                       7,452
                                                  ----------
BEVERAGES (1.3%):
         33,900   Anheuser Busch Co., Inc.             1,971
          1,300   Coca-Cola Femsa - ADR                   26
                                                  ----------
                                                       1,997
                                                  ----------
CHEMICALS (1.2%):
         10,100   Dow Chemical Co.                       702
          8,300   Eastman Chemical                       471
          1,200   Imperial Chemical - ADR                 58
         18,200   Lubrizol Corp.                         635
          3,200   Montedison - ADR(c)                     24
          1,000   Norsk Hydro - ADR                       40
                                                  ----------
                                                       1,930
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
COMPUTERS & PERIPHERALS (0.9%):
         13,600   Cisco Systems(c)                $      542
         13,400   Hewlett Packard Co.                    886
                                                  ----------
                                                       1,428
                                                  ----------
CONGLOMERATES (0.0%):
          3,000   Hanson PLC, ADR                         57
                                                  ----------
CONTAINERS (0.4%):
         28,600   Newell Co.                             676
                                                  ----------
COSMETICS & RELATED (0.6%):
         15,400   Avon Products                          974
                                                  ----------
ELECTRICAL EQUIPMENT (1.8%):
         13,100   Emerson Electric Co.                   881
         34,400   General Electric Co.                 1,926
            900   Hitachi - ADR                           92
                                                  ----------
                                                       2,899
                                                  ----------
ELECTRONIC COMPUTING EQUIPMENT (0.7%)
         26,900   Compaq Computer Corp.(c)             1,022
                                                  ----------
ENTERTAINMENT (0.1%)
            450   Matsushita Electric - ADR               76
          1,500   Sony - ADR                              76
                                                  ----------
                                                         152
                                                  ----------
FINANCIAL SERVICES (2.2%):
         26,400   American Express Co.                   917
         15,300   Federal National Mortgage
                    Assoc.                             1,350
         27,300   Household International,
                    Inc.                               1,280
                                                  ----------
                                                       3,547
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         16,500   Supervalu, Inc.                        435
                                                  ----------
FOOD PROCESSING & PACKAGING (0.2%):
         10,000   Sara Lee Corp.                         279
                                                  ----------
FOREST PRODUCTS (2.8%):
         20,300   Georgia Pacific Corp.                1,611
         25,000   International Paper Co.              1,925
         19,700   Union Camp Corp.                       987
                                                  ----------
                                                       4,523
                                                  ----------
HEAVY MACHINERY (0.5%):
          9,000   Deere & Co.                            738
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (0.1%):
          3,100   Johnson & Johnson, Inc.                202
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INSURANCE (1.3%):
         25,100   Allstate                        $      762
         12,000   American General Corp.                 396
          9,200   Chubb Corp.                            736
          3,200   St. Paul Cos., Inc.                    154
                                                  ----------
                                                       2,048
                                                  ----------
MANUFACTURING (0.9%):
         24,700   Allied Signal, Inc.                    979
         12,300   Litton Industries, Inc.(c)             426
                                                  ----------
                                                       1,405
                                                  ----------
MEDICAL SUPPLIES (0.3%):
          6,600   Medtronic, Inc.                        491
                                                  ----------
METALS (0.3%):
          1,300   SKF Corp. - ADR(c)                      27
         17,100   USX U.S. Steel Group                   522
                                                  ----------
                                                         549
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
          1,000   Canon - ADR                             83
          9,700   Pitney Bowes, Inc.                     360
                                                  ----------
                                                         443
                                                  ----------
OIL (7.0%):
         12,000   Atlantic Richfield Co.               1,374
            700   British Petroleum Co., PLC,
                    ADR                                   60
         49,800   Chevron Corp.                        2,359
         15,000   Exxon Corp.                          1,044
         28,700   Mobil Corp.                          2,723
          1,400   Repsol - ADR                            45
            400   Royal Dutch Petroleum - ADR             50
         49,500   Texaco, Inc.                         3,385
          1,000   YPF S.A. - ADR(c)                       20
                                                  ----------
                                                      11,060
                                                  ----------
OIL & GAS EXPLORATION (2.5%):
         52,600   Enron Corp.                          1,788
         60,200   Phillips Petroleum Co.               2,107
                                                  ----------
                                                       3,895
                                                  ----------
OILFIELD EQUIPMENT & SERVICES (0.7%):
         46,500   Baker Hughes, Inc.                   1,046
                                                  ----------
PAINT, VARNISHES & ENAMELS (0.2%):
          7,700   Sherwin Williams Co.                   274
                                                  ----------
PAPER (0.0%):
            800   Fletcher Challange - ADR                22
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
PHARMACEUTICALS (3.4%):
         49,000   Abbott Laboratories             $    1,929
         11,400   American Home Products Corp.           879
         13,600   Merck & Co., Inc.                      583
         11,900   Pfizer, Inc.                         1,031
         12,100   Schering-Plough                        912
          1,400   SmithKline Beecham                      54
                                                  ----------
                                                       5,388
                                                  ----------
PUBLISHING (0.2%):
          3,800   Dun & Bradstreet Corp.                 198
          2,500   News Corp. - ADR(c)                     49
                                                  ----------
                                                         247
                                                  ----------
RETAIL (1.7%):
          9,700   Dayton Hudson Corp.                    651
         21,900   Pep Boys-Manny, Moe & Jack             564
         14,500   Sears & Roebuck Co.                    787
          7,500   Wal Mart Stores, Inc.                  178
         10,900   Walgreen Co.                           512
                                                  ----------
                                                       2,692
                                                  ----------
SEMICONDUCTORS (0.8%):
         11,850   Intel Corp.                          1,213
            600   Kyocera - ADR                           94
                                                  ----------
                                                       1,307
                                                  ----------
SHOES, LEATHER GOODS & CLOTHING (0.1%):
          4,400   Reebok International Ltd.              138
                                                  ----------
SOAPS & CLEANING AGENTS (0.1%):
          1,300   Procter & Gamble Co.                    91
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.1%):
         13,650   Microsoft Corp.(c)                   1,118
         32,000   Novell, Inc.(c)                        696
                                                  ----------
                                                       1,814
                                                  ----------
STEEL (0.1%):
          2,100   British Steel - ADR                     57
            800   Broken Hill Proprietary -
                    ADR                                   46
          2,300   Worthington Industries, Inc.            43
                                                  ----------
                                                         146
TELECOMMUNICATIONS (0.3%):
         26,800   Comsat Corp.                           536
                                                  ----------
TOBACCO & TOBACCO PRODUCTS (0.8%):
          4,000   B.A.T. Industries - ADR                 60
         16,500   Philip Morris Cos., Inc.             1,118
          3,900   UST, Inc.                              110
                                                  ----------
                                                       1,288
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TOOLS & HARDWARE MANUFACTURING (0.3%):
         11,100   Stanley Works                   $      440
                                                  ----------
TRANSPORTATION (0.0%):
            900   British Airways -ADR                    58
          3,000   TMM - ADR                               20
                                                  ----------
                                                          78
                                                  ----------
UTILITIES - ELECTRIC & GAS (3.3%):
         64,900   Consolidated Edison Co. NY,
                  Inc.                                 1,801
         20,300   Duquesne Light Co.                     685
         83,300   Texas Utilities Co.                  2,718
                                                  ----------
                                                       5,204
                                                  ----------
UTILITIES - TELECOMMUNICATIONS (4.5%):
         68,600   A T & T Corp.                        3,481
            900   British Telecom - ADR                   56
         60,500   GTE Corp.                            2,065
          1,000   Hong Kong Telecom - ADR                 20
          9,000   MCI Telecommunications
                  Corp.                                  196
         31,000   Nynex Corp.                          1,267
          1,000   Telefonica De Espana -
                  ADR(c)                                  37
          1,000   Telephones De Mexico - ADR              30
            700   Telephonos De Chile - ADR               48
                                                  ----------
                                                       7,200
------------------------------------------------------------
  TOTAL COMMON STOCKS                                 85,299
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS - FOREIGN (0.7%)
BRITAIN (0.0%):
  PUBLISHING (0.0%):
          2,200   Reed Elsevier International             28
                                                  ----------
  FOOD MANUFACTURING (0.0%):
          5,000   United Biscuits                         28
------------------------------------------------------------
  TOTAL BRITAIN                                           56
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FRANCE (0.1%):
  AUTOMOBILES (0.0%):
            200   PSA Peugeot Citroen             $       29
                                                  ----------
    BANKS (0.0%):
            500   Cie Financiere De Paribas-A             30
                                                  ----------
  BUILDING MATERIALS (0.0%):
            250   Compagnie De Saint Gobain               32
                                                  ----------
  OIL & GAS PRODUCTION (0.0%):
            400   Elf Aquitaine                           32
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            300   Alcatel-Alsthom                         28
                                                  ----------
  UTILITIES - WATER (0.0%):
            300   Cie Generale Des Eaux                   32
------------------------------------------------------------
  TOTAL FRANCE                                           183
------------------------------------------------------------
GERMANY (0.1%):
  AUTOMOBILES (0.0%):
             90   Volkswagen                              25
                                                  ----------
  CHEMICALS (0.0%):
            100   Bayer                                   25
                                                  ----------
  MACHINERY & ENGINEERING (0.0%):
            100   Mannesmann                              27
                                                  ----------
  MANUFACTURING (0.0%):
             50   Siemens(c)                              25
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
             70   Veba                                    26
------------------------------------------------------------
  TOTAL GERMANY                                          128
------------------------------------------------------------
HOLLAND (0.1%):
  BANKING (0.0%):
            700   ABN/Amro Holding                        27
                                                  ----------
  CHEMICALS (0.0%):
            200   Akzo Nobel NV                           23
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            700   Koninklijke PTT NED NV                  25
------------------------------------------------------------
  TOTAL HOLLAND                                           75
------------------------------------------------------------
HONG KONG (0.0%):
  BROKERAGE (0.0%):
         20,000   Peregrine Inv                           21
                                                  ----------
  REAL ESTATE (0.0%):
          5,000   Cheung Kong                             21
------------------------------------------------------------
  TOTAL HONG KONG                                         42
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
JAPAN (0.3%):
  AUTOMOBILES (0.0%):
          2,000   Nippon Denso Co., Ltd.          $       40
                                                  ----------
  BANKS (0.1%):
          2,000   Mitsubishi Bank                         49
          2,000   Sumitomo Bank                           43
                                                  ----------
                                                          92
                                                  ----------
  CHEMICALS (0.0%):
          6,000   Mitsubishi Chemical, Inc.               35
          5,000   Toray Industries, Inc.(c)               35
                                                  ----------
                                                          70
                                                  ----------
  CONSTRUCTION (0.0%):
          4,000   Kajima Corp.                            40
                                                  ----------
  HOUSEHOLD PRODUCTS (0.0%):
          3,000   Kao Corp.                               37
                                                  ----------
  PAPER (0.0%):
          3,000   New Oji Paper Co., Ltd.                 34
                                                  ----------
  PHARMACEUTICALS (0.0%):
          1,000   Sankyo Co., Ltd.                        24
                                                  ----------
  RETAIL (0.1%):
          1,000   Ito Yokado Co.                          54
          2,000   Marui Co., Ltd.                         31
                                                  ----------
                                                          85
                                                  ----------
  RUBBER & RUBBER PRODUCTS (0.0%):
          2,000   Bridgestone                             32
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
          1,100   Tokyo Electric Power                    35
                                                  ----------
  UTILITIES - WATER (0.0%):
          1,000   Kurita Water Ind.                       24
------------------------------------------------------------
  TOTAL JAPAN                                            513
------------------------------------------------------------
SWITZERLAND (0.1%):
  ENGINEERING (0.0%):
             25   Brown Boveri Series A                   25
                                                  ----------
  FOOD MANUFACTURING (0.0%):
             25   Nestle SA Registered                    24
                                                  ----------
  PHARMACEUTICALS (0.0%):
              5   Roche Genussshein                       30
------------------------------------------------------------
  TOTAL SWITZERLAND                                       79
------------------------------------------------------------
  TOTAL FOREIGN COMMON STOCKS                          1,076
------------------------------------------------------------
----------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (0.2%)
  AUTOMOTIVE (0.2%):
           4300   Ford Motor Co.                         379
------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                     379
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  CORPORATE BONDS (11.1%)
BANKING (3.1%):
        300,000   BankAmerica Corp., 9.63%,
                  2/13/01                         $      328
        800,000   Crestar Finance Corp.,
                    8.75%,
                  11/15/04                               849
      1,000,000   First Bank System, 8.00%,
                  7/2/04                               1,027
      1,200,000   First Union Corp., 9.45%,
                  8/15/01                              1,329
        500,000   NationsBank Corp., 5.38%,
                  12/1/95                                497
        300,000   SunTrust Banks Inc., 7.38%,
                  7/1/02                                 300
        500,000   Wells Fargo & Co., 8.75%,
                  5/1/02                                 531
                                                  ----------
                                                       4,861
                                                  ----------
BROKERAGE SERVICES (0.5%):
        750,000   Morgan Stanley, 8.88%,
                  10/15/01                               792
                                                  ----------
COMPUTER (0.2%):
        300,000   International Business
                  Machines, 9.00%, 5/1/98                300
                                                  ----------
FINANCIAL SERVICES (2.9%):
      1,000,000   Associates, 7.50%, 10/15/96          1,010
        800,000   BHP Finance Ltd., 6.75%,
                  11/1/13                                687
        500,000   General Motors Acceptance
                  Corp., 5.50%, 12/15/01                 443
      1,000,000   Merrill Lynch Corp., 8.25%,
                  11/15/99                             1,025
        500,000   Merrill Lynch Corp., 4.75%,
                  6/24/96                                488
      1,000,000   Morgan Stanley, 7.25%,
                  10/15/23                               835
        200,000   U.S. West Capital Funding,
                  Inc., 8.00%, 10/15/96                  203
                                                  ----------
                                                       4,691
                                                  ----------
GOVERNMENTS (FOREIGN) (0.2%):
        300,000   Republic of Iceland, 6.13%,
                  2/1/04                                 269
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INDUSTRIAL GOODS & SERVICES (3.0%):
        500,000   American Home Products,
                  7.70%, 2/15/00                  $      506
      1,500,000   General Motors, 9.13%,
                  7/15/01                              1,605
        500,000   Georgia-Pacific, 9.95%,
                  6/15/02                                558
        900,000   Philip Morris, 9.00%, 1/1/01           960
        700,000   RJR Nabisco, Inc., 8.00%,
                  1/15/00                                690
        500,000   Waste Management, 7.88%,
                  8/15/96                                506
                                                  ----------
                                                       4,825
                                                  ----------
INSURANCE (0.7%):
      1,200,000   Nationwide Mutual Insurance
                  Surplus, 7.50%, 2/15/24              1,041
                                                  ----------
OIL & GAS EXPLORATION (0.3%):
        500,000   Atlantic Richfield Co.,
                    9.00%,
                  4/1/21                                 546
                                                  ----------
TELECOMMUNICATIONS (0.2%):
        300,000   Southwestern Bell Co.,
                    8.30%,
                  6/1/96                                 305
------------------------------------------------------------
  TOTAL CORPORATE BONDS                               17,630
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (0.3%)
        500,000   General Motors Acceptance
                  Corp., 5.66%*, 6/7/96                  499
------------------------------------------------------------
  TOTAL FLOATING RATE NOTES                              499
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (0.9%)
      1,500,000   Salomon Brothers, 4.44%,
                  8/9/95                               1,491
------------------------------------------------------------
  TOTAL MEDIUM TERM NOTES                              1,491
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        133,439   8.00%, 5/1/02                          135
FEDERAL NATIONAL MORTGAGE ASSOC.:
      2,250,200   6.00%, 11/1/08                       2,116
      1,837,646   7.50%, 3/1/24                        1,798

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
      1,802,848   6.50%, 2/15/09                  $    1,730
        251,367   9.50%, 7/15/09                         264
      1,514,925   9.00%, 10/15/16                      1,573
        226,173   9.00%, 11/15/16                        234
        850,334   9.00%, 6/15/18                         881
         25,890   10.00%, 10/15/18                        28
        779,707   9.00%, 9/15/19                         807
      1,188,568   9.00%, 10/15/19                      1,231
      1,483,116   9.00%, 12/15/19                      1,536
        870,959   9.00%, 1/15/20                         904
        557,334   9.00%, 2/15/20                         577
      1,667,441   8.50%, 5/15/20                       1,701
        610,779   8.50%, 4/15/21                         623
        828,801   7.50%, 12/15/22                        811
        462,219   8.50%, 3/15/23                         472
        951,881   7.50%, 11/15/23                        930
      2,013,452   7.50%, 1/15/24                       1,967
      1,471,279   7.50%, 5/15/24                       1,437
      3,046,512   8.50%, 9/15/24                       3,111
------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                      24,866
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY BONDS (2.6%)
        700,000   8.88%, 2/15/19                         808
      2,000,000   7.13%, 2/15/23                       1,929
      1,400,000   7.50%, 11/15/24                      1,419
------------------------------------------------------------
  TOTAL U.S. TREASURY BONDS                            4,156
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (7.7%)
      1,300,000   5.88%, 5/15/95                       1,300
      1,000,000   7.50%, 12/31/96                      1,015
        500,000   7.13%, 9/30/99                         505
      1,000,000   7.75%, 12/31/99                      1,034
      4,700,000   7.75%, 1/31/00                       4,860
      1,000,000   7.13%, 2/29/00                       1,009
      1,500,000   7.25%, 5/15/04                       1,518
      1,000,000   7.50%, 2/15/05                       1,031
------------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                           12,272
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (4.7%)
        126,487   Federated Treasury
                    Obligation
                  Fund                            $      127
          5,600   Global Privatization Fund               68
          6,000   Italy Fund, Inc. - ADR                  49
          2,300   Latin American Equity
                  Fund(c)                                 34
          2,000   Malaysian Fund                          35
      7,109,522   Shearson U.S. Treasury Fund          7,110
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           7,423
------------------------------------------------------------
TOTAL (COST - $151,871)(B)                        $  158,944
---------------------------------------------------------
CURRENCY
            200   French Franc                             0
     42,346,513   Japanese Yen                           504
------------------------------------------------------------
  TOTAL CURRENCY                                         504
------------------------------------------------------------

---------------

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

(a) Percentages indicated are based on net assets of $158,762.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    6,153
                  Unrealized depreciation               (216)
                                                  ----------
                  Net unrealized appreciation     $    5,937
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (7.9%)
FINANCIAL SERVICES (7.9%):
      1,500,000   American Express, 5.90%,
                    5/3/95                        $  1,500
      2,000,000   Ford Motor Credit Co.,
                    5.91%, 5/1/95                    2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.00%, 5/10/95            2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.16%, 5/10/95            2,000
        900,000   Prudential Funding, 5.91%,
                    5/10/95                            900
----------------------------------------------------------
TOTAL COMMERCIAL PAPER                               8,400
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (90.6%)
ADVERTISING (0.1%):
          1,986   Interpublic Group Cos., Inc.          75
                                                  --------
AEROSPACE/DEFENSE (1.4%):
          8,666   Boeing Co.                           477
          1,600   General Dynamics Corp.                74
          4,761   Lockheed Martin Corp.(c)             275
          3,046   McDonnell Douglas                    189
          1,298   Northrop Grumman Corp.                64
          5,620   Rockwell International Corp.         245
          2,280   Textron, Inc.                        130
                                                  --------
                                                     1,454
                                                  --------
AIRCRAFT & AIRCRAFT PARTS (0.2%):
          3,204   United Technologies Corp.            234
                                                  --------
AIR FREIGHT (0.1%):
          1,906   AMR Corp. Delaware(c)                128
          1,534   U.S. Air Group, Inc.(c)               11
                                                  --------
                                                       139
                                                  --------
AIRLINES (0.1%):
          1,237   Delta Air Lines                       81
                                                  --------
ALUMINUM (0.2%):
          4,560   Aluminum Co. of America              205
                                                  --------
APPAREL (0.0%):
          2,002   Liz Claiborne, Inc.                   36
                                                  --------
AUTOMOBILES (1.9%):
          9,021   Chrysler Corp.                       389
         26,094   Ford Motor Co.                       704
         19,240   General Motors                       868
          1,900   Navistar International
                    Corp.(c)                            27
            972   Paccar, Inc.                          45
                                                  --------
                                                     2,033
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
AUTOMOTIVE PARTS (0.5%):
          1,104   Cummins Engine, Inc.            $     49
          2,558   Dana Corp.                            66
          1,928   Eaton Corp.                          111
          1,454   Echlin, Inc.                          53
          3,114   Genuine Parts Co.                    121
            294   SPX Corp.                              4
            145   Strattec Strategy Corp.(c)             2
          1,631   TRW, Inc.                            121
                                                  --------
                                                       527
                                                  --------
BANKS (3.3%):
          2,733   Bank of Boston Corp.                  91
          9,491   BankAmerica Corp.                    470
          2,022   Bankers Trust New York               110
          2,516   Barnett Banks, Inc.                  118
          3,236   Boatmens Bancshares, Inc.            107
          4,577   Chase Manhattan Corp.                200
          6,187   Chemical Banking Corp.               258
          2,322   First Chicago Corp.                  128
          2,064   First Fidelity Bancorp.               99
          1,906   First Interstate Bancorp.            146
          4,464   First Union Corp.                    202
          4,813   J.P. Morgan & Co., Inc.              316
          7,014   NationsBank Corp.                    351
          7,849   Norwest Corp.                        208
          6,014   PNC Bank Corp.                       151
          3,024   SunTrust Banks, Inc.                 164
          4,322   Wachovia Corp.                       152
          1,315   Wells Fargo & Co.                    218
                                                  --------
                                                     3,489
                                                  --------
BANKS -- MONEY CENTERS (REGIONAL) (0.8%):
         10,090   Citicorp                             468
          3,607   CoreStates Financial Corp.           118
          1,531   Golden West Financial Corp.
                    Delaware                            70
          3,947   NBD Bancorp., Inc.                   121
          3,850   National City Corp.                  105
                                                  --------
                                                       882
                                                  --------
BANKS -- OUTSIDE MONEY CENTER (0.3%):
         10,348   Banc One Corp.                       305
                                                  --------
BEVERAGES (3.3%):
          6,558   Anheuser Busch Co., Inc.             381
          1,721   Brown Forman Corp., Class B           57
         32,812   Coca Cola Co.                      1,907
            943   Coors Adolph Co., Class B             15
         20,182   PepsiCo, Inc.                        840
          9,471   Seagram Co. Limited                  257
                                                  --------
                                                     3,457
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
BUILDING MATERIALS (0.6%):
            943   Armstrong World Industries,
                    Inc.                          $     43
            766   Centex Corp.                          18
            746   Crane Co.                             26
          1,160   Fleetwood Enterprises, Inc.           27
            804   Kaufman & Broad Home Corp.            10
          4,031   Masco Corp.                          103
          2,946   Monsanto Co.                         245
          3,754   Morton International, Inc.           116
          1,121   Owens Corning Fiberglas
                    Corp.(c)                            41
            707   Pulte Corp.                           15
            255   Skyline Corp.                          4
                                                  --------
                                                       648
                                                  --------
CHEMICALS (0.1%):
          1,748   Great Lakes Chemical                 103
                                                  --------
CHEMICALS -- GENERAL (2.8%):
          2,868   Air Products & Chemicals,
                    Inc.                               144
          7,106   Dow Chemical Co.                     494
         17,394   E.I. Du Pont De Nemours Co.        1,146
          2,073   Eastman Chemical                     118
          1,732   Ecolab, Inc.                          40
            924   FMC Corp.(c)                          57
            491   First Mississippi Corp.               12
          2,963   Hercules, Inc.                       148
          1,925   Mallinckrodt                          69
          1,709   Nalco Chemical Co.                    60
          5,404   PPG Industries, Inc.                 213
          3,459   Praxair, Inc.                         82
          1,689   Rohm & Haas Co.                       98
          1,300   Sigma-Aldrich                         57
          3,812   Union Carbide Corp.                  122
          2,358   W.R. Grace & Co.                     126
                                                  --------
                                                     2,986
                                                  --------
CHEMICALS -- SPECIALTY (0.1%):
          1,354   Avery Dennison Corp.                  55
                                                  --------
COMPUTERS & PERIPHERALS (3.1%):
          2,968   Amdahl Corp.(c)                       35
          2,988   Apple Computer, Inc.                 114
          6,550   Cisco Systems(c)                     261
          1,356   Computer Sciences Corp.(c)            67
            688   Cray Research, Inc.(c)                13
            904   Data General Corp.(c)                  7
          3,621   Digital Equipment Corp.(c)           167
         13,010   Hewlett Packard Corp.(c)             860
         14,942   International Business
                    Machines Corp.                   1,416
          1,098   Integraph Corp.(c)                    12

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
          3,650   Silicon Graphics(c)             $    137
          2,452   Sun Microsystems, Inc.(c)             98
          2,949   Tandem Computers, Inc.(c)             37
          4,386   Unisys Corp.(c)                       45
                                                  --------
                                                     3,269
                                                  --------
CONGLOMERATES (0.8%):
          5,849   Corning Glass Works                  195
         10,724   Minnesota Mining &
                    Manufacturing Co.                  639
                                                  --------
                                                       834
                                                  --------
CONSTRUCTION (0.0%):
            924   Foster Wheeler Corp.                  34
                                                  --------
CONSUMER CREDIT (0.2%):
          4,384   Dean Witter Discover & Co.           186
                                                  --------
CONSUMER GOODS (0.1%):
          1,867   American Greetings Corp.              51
          1,160   Jostens, Inc.                         23
                                                  --------
                                                        74
                                                  --------
CONTAINERS -- METAL, GLASS, PAPER, PLASTIC (0.4%):
            727   Ball Corp.                            25
          1,257   Bemis, Inc.                           35
          2,280   Crown, Cork & Seal, Inc.(c)           97
          1,121   Federal Paper Board, Inc.             33
          3,990   Newell Co.                            94
          4,147   Rubbermaid, Inc.                     122
          2,343   Stone Container Corp.(c)              46
                                                  --------
                                                       452
                                                  --------
COSMETICS & RELATED (0.8%):
            727   Alberto Culver Co.                    23
          1,748   Avon Products                        110
          2,358   Dial Corp.                            57
          5,620   Gillette Co.                         461
          2,789   International Flavor &
                    Fragrance, Inc.                    143
                                                  --------
                                                       794
                                                  --------
DEPARTMENT STORES (0.4%):
          2,849   Dillard Department Stores,
                  Inc., Class A                         74
          5,934   J. C. Penney                         260
            943   Mercantile Stores, Inc.               42
                                                  --------
                                                       376
                                                  --------
DIVERSIFIED -- CONGLOMERATES, HOLDINGS (0.3%):
          2,746   International Telephone &
                    Telegraph                          287
          1,218   National Service Industries,
                    Inc.                                34
                                                  --------
                                                       321
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
DRUG STORES (0.1%):
            491   Longs Drug Stores Corp.         $     17
          2,180   Rite Aid Corp.                        51
                                                  --------
                                                        68
                                                  --------
ELECTRICAL EQUIPMENT (3.1%):
          1,179   Bally Manufacturing Corp.(c)          12
          2,890   DSC Communications Corp.(c)          107
          5,698   Emerson Electric Co.                 383
         43,648   General Electric Co.               2,444
          1,082   Johnson Controls, Inc.                59
            472   Thomas & Betts Corp.                  30
          1,257   W.W. Grainger, Inc.                   76
          9,121   Westinghouse Electric Corp.          137
                                                  --------
                                                     3,248
                                                  --------
ELECTRICAL SERVICES (0.1%):
          2,950   General Public Utilities
                    Corp.                               84
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.2%):
          6,609   Compaq Computer Corp.(c)             251
                                                  --------
ELECTRONIC & ELECTRICAL -- GENERAL (2.1%):
          2,419   Advanced Micro Devices(c)             87
          5,366   Amp, Inc.                            229
            967   Andrew Corp.(c)                       48
          2,968   Cooper Industries                    116
          1,415   E G & G, Inc.                         24
          1,179   General Signal Corp.                  44
            982   Harris Corp.                          46
          3,259   Honeywell, Inc.                      126
         14,954   Motorola, Inc.                       850
          3,111   National Semiconductor
                    Corp.(c)                            71
          3,179   Raytheon Co.                         231
          1,825   Tandy Corp.                           90
            746   Tektronix, Inc.                       34
          2,322   Texas Instruments, Inc.              246
                                                  --------
                                                     2,242
                                                  --------
ELECTRONICS -- DEFENSE RELATED (0.1%):
            885   E Systems, Inc.                       56
          2,103   Loral Corp.                           99
                                                  --------
                                                       155
                                                  --------
ENTERTAINMENT (1.1%):
          2,397   Brunswick Corp.                       51
          2,280   Hasbro, Inc.                          72
            943   King World Productions(c)             38
          4,034   Lowes Cos., Inc.                     116
          2,634   Promus Cos., Inc.(c)                 101
         13,668   Walt Disney Co.                      757
                                                  --------
                                                     1,135
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ENVIRONMENTAL CONTROL (0.1%):
          7,000   Laidlaw, Inc., Class B          $     63
                                                  --------
FINANCIAL SERVICES (3.3%):
         12,900   American Express Co.                 448
          3,576   Automatic Data Processing,
                  Inc.                                 230
          4,700   Bank of New York Co., Inc.           155
          1,376   Beneficial Corp.                      56
          1,121   Ceridian Corp.(c)                     39
          4,619   Federal Home Loan Mortgage
                  Corp.                                301
          6,996   Federal National Mortgage
                  Corp.                                617
          3,498   Fleet Financial Group                115
          2,103   Fluor Corp.                          108
          3,421   Great Western Financial
                    Corp.                               72
          3,007   H.F. Ahmanson & Co.                   63
          2,477   Household International,
                    Inc.                               116
          3,782   MBNA Corp.                           114
          3,746   Mellon Bank Corp.                    147
          4,904   Merrill Lynch & Co., Inc.            223
          2,710   Salomon, Inc.                         98
          3,077   Shawmut National Corp.                82
          1,745   Transamerica Corp.                    99
          8,168   Travelers, Inc.                      338
          2,545   U.S. Bancorp                          70
                                                  --------
                                                     3,491
                                                  --------
FOOD DISTRIBUTORS (0.2%):
          6,505   Albertsons, Inc.                     206
                                                  --------
FOOD DISTRIBUTORS (SUPERMARKETS &
  WHOLESALERS) (0.4%):
            943   Fleming Cos., Inc.                    23
            963   Great Atlantic & Pacific
                    Tea,
                  Inc.                                  24
          2,952   Kroger Co.(c)                         75
          1,848   Supervalu, Inc.                       49
          4,716   Sysco Corp.                          132
          1,925   Winn Dixie Stores, Inc.              107
                                                  --------
                                                       410
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
FOOD PROCESSING & PACKAGING (2.6%):
         13,201   Archer Daniels Midland Co.      $    241
          3,731   CPC International, Inc.              219
          6,286   Campbell Soup Co.                    322
          6,286   ConAgra, Inc.                        209
          4,047   General Mills                        247
          6,325   H.J. Heinz Co.                       266
          2,219   Hershey Foods Corp.                  116
          5,656   Kellogg Co.                          359
          2,209   Pioneer Hi-Bred
                    International,
                  Inc.                                  83
          3,396   Quaker Oats Co.                      122
          2,513   Ralston-Ralston Purina Group         119
         12,300   Sara Lee Corp.                       343
          3,007   Wm. Wrigley Jr., Co.                 133
                                                  --------
                                                     2,779
                                                  --------
FOREST PRODUCTS -- LUMBER & PAPER (1.7%):
          1,379   Alco Standard Corp.                   98
          1,163   Boise Casacade Corp.                  38
          2,358   Champion International Corp.         104
          2,319   Georgia Pacific Corp.                184
          3,204   International Paper Co.              247
          2,083   James River Corp. Virginia            57
          4,047   Kimberly Clark Corp.                 229
          2,810   Louisiana Pacific Corp.               72
          1,554   Mead Corp.                            80
          2,555   Moore Corp. Ltd.                      50
            727   Potlatch Corp.                        31
          1,886   Scott Paper Co.                      168
          1,415   Temple Inland, Inc.                   62
          1,828   Union Camp Corp.                      92
          1,670   Westvaco Corp.                        70
          5,288   Weyerhauser Co.                      222
                                                  --------
                                                     1,804
                                                  --------
FUNERAL SERVICES (0.1%):
          2,422   Service Corp. International           68
                                                  --------
FURNITURE (0.1%):
          2,771   Maytag Corp.                          48
          1,100   Zenith Electronics(c)                  8
                                                  --------
                                                        56
                                                  --------
GOLD & SILVER MINING (0.0%):
          3,300   Santa Fe Pacific Gold Corp.           42
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HEALTH CARE (0.4%):
          9,278   Columbia HCA Healthcare         $    390
                                                  --------
HEAVY MACHINERY (0.9%):
          3,556   Baker Hughes, Inc.                    80
          5,148   Caterpillar Tractor, Inc.            301
            452   Clark Equipment Co.(c)                39
          2,222   Deere & Co.                          182
          1,169   Harnischfeger Industries,
                    Inc.                                34
          2,733   Ingersoll Rand Co.                    98
          1,357   McDermott International,
                    Inc.                                37
          1,879   Tyco Laboratories, Inc.               99
          1,118   Varity Corp.(c)                       47
                                                  --------
                                                       917
                                                  --------
HOSPITAL & NURSING EQUIPMENT (1.0%):
          1,357   Bard C.R., Inc.                       40
         16,383   Johnson & Johnson, Inc.            1,065
                                                  --------
                                                     1,105
                                                  --------
HOTELS & MOTELS (0.1%):
          1,198   Hilton Hotels Corp.                   91
                                                  --------
HOUSEHOLD GOODS -- APPLIANCES & FURNITURE
  (0.2%):
            316   Bassett Furniture Ind.                 8
          1,732   Premark International, Inc.           84
          1,928   Whirlpool Corp.                      106
                                                  --------
                                                       198
                                                  --------
INDUSTRIAL SERVICES (0.7%):
          7,820   American Home Products Corp.         603
          1,434   Dover Corp.                           93
                                                  --------
                                                       696
                                                  --------
INSURANCE -- LIFE (0.5%):
          1,237   Jefferson Pilot Corp.                 70
          2,474   Providian Corp.                       84
          1,867   Torchmark Corp.                       73
          4,350   United Healthcare                    158
          4,050   U.S. Healthcare, Inc.                108
            530   USLIFE Corp.                          20
                                                  --------
                                                       513
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
INSURANCE -- MULTI-LINE (2.0%):
          2,910   Aetna Life & Casualty Co.       $    166
          1,101   Alexander & Alexander
                  Services, Inc.                        26
          5,262   American General Corp.               174
          8,091   American International
                  Group, Inc.                          864
          1,848   Cigna Corp.                          134
          1,415   Continental Corp.                     28
          2,142   General Re Corp.                     273
          2,377   Lincoln National Corp.                97
          1,867   Marsh & McLennan Cos., Inc.          146
          1,612   SafeCo Corp.                          91
          2,142   St. Paul Cos., Inc.                  103
          2,242   USF & G Corp.                         33
                                                  --------
                                                     2,135
                                                  --------
INSURANCE -- PROPERTY, CASUALTY, HEALTH (0.2%):
          2,180   Chubb Corp.                          174
          1,800   UNUM Corp.                            77
                                                  --------
                                                       251
                                                  --------
LEISURE -- RECREATION, GAMING (0.0%):
            885   Handleman Co.                          9
                                                  --------
MACHINE TOOLS (0.0%):
            885   Cincinnati Milacron, Inc.             24
            904   Giddings & Lewis, Inc.                16
                                                  --------
                                                        40
                                                  --------
MANUFACTURING -- CAPITAL GOODS (0.2%):
          2,949   Illinois Tool Works, Inc.            148
            707   Trinova Corp.                         25
                                                  --------
                                                       173
                                                  --------
MANUFACTURING -- CONSUMER GOODS (0.1%):
            491   Outboard Marine Corp.                 11
          1,415   Teledyne, Inc.(c)                     35
          1,360   Western Atlas(c)                      61
                                                  --------
                                                       107
                                                  --------
MANUFACTURING -- MISCELLANEOUS (1.0%):
          7,212   Allied Signal, Inc.                  286
            726   Briggs & Stratton Corp.               26
            607   Millipore Corp.                       37
            866   Morrison Knudsen Corp.                 7
          2,901   Pall Corp.                            68
          1,218   Parker-Hannifin Corp.                 63
          4,047   Unilever N.V.                        541
          2,671   Whitman Corp.                         49
                                                  --------
                                                     1,077
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MEDICAL SERVICES (0.2%):
          2,203   Beverly Enterprises, Inc.(c)    $     32
          1,121   Community Psychiatric
                  Centers, Inc.                         15
          1,544   Manor Care, Inc.                      45
          5,025   National Medical
                    Enterprises, Inc.(c)                85
                                                  --------
                                                       177
                                                  --------
MEDICAL SUPPLIES (0.7%):
          1,473   Bausch & Lomb, Inc.                   57
          7,235   Baxter International, Inc.           251
          1,706   Becton Dickinson & Co.                95
          2,888   Biomet, Inc.(c)                       51
            200   Boston Scientific Corp.(c)             5
          2,908   Medtronic, Inc.                      216
          1,179   St. Jude Medical, Inc.                51
          1,415   United States Surgical Corp.          31
                                                  --------
                                                       757
                                                  --------
METALS -- FABRICATION (0.6%):
          5,769   Alcan Aluminum Ltd.                  164
          1,101   Asarco, Inc.                          30
          2,400   Cyprus Amax Minerals                  67
          3,498   Homestake Mining Co.                  59
          1,124   Inland Steel Industries,
                    Inc.                                29
          2,227   Newmont Mining Corp.                  93
          1,828   Phelps Dodge Corp.                   104
          1,573   Reynolds Metals Co.                   79
                                                  --------
                                                       625
                                                  --------
METAL & MINERAL PRODUCTION (0.6%):
          2,713   Armco, Inc.                           19
          8,877   Barrick Gold Corp.                   214
          2,839   Bethlehem Steel Corp.(c)              40
          2,830   Echo Bay Mines Ltd.                   27
          2,447   Englehard Corp.                       94
          3,010   Inco Ltd.                             78
          2,261   Nucor Corp.                          109
          1,913   USX U.S. Steel Group                  58
                                                  --------
                                                       639
                                                  --------
NEWSPAPERS (0.5%):
          3,534   Gannett Co., Inc.                    186
          1,395   Knight-Ridder, Inc.                   76
          2,552   New York Times Co., Class A           58
          3,282   Times Mirror Co., Class A             59
          1,670   Tribune Co.                           99
                                                  --------
                                                       478
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (0.5%):
          4,009   Pitney Bowes, Inc.                   149
          2,713   Xerox Corp.                          334
                                                  --------
                                                       483
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OIL & GAS EXPLORATION AND PRODUCTION (1.7%):
          2,358   Amerada Hess Corp.              $    119
          1,573   Ashland, Inc.                         58
          2,623   Coastal Corp.                         78
          1,237   Columbia Gas System(c)                36
            530   Eastern Enterprises                   16
          6,473   Enron Corp.                          220
          1,670   Enserch Corp.                         29
            669   Helmerich & Payne, Inc.               20
          1,298   Kerr-McGee Corp.                      67
            885   Louisiana Land &
                  Exploration Co.                       32
          3,085   Noram Energy Corp.                    19
          7,962   Occidental Petroleum Corp.           183
            688   Oneok, Inc.                           13
          2,516   Oryx Energy Co.(c)                    35
          1,160   Pennzoil Co.                          57
          6,622   Phillips Petroleum Co.               232
          2,122   Rowan Cos.(c)                         15
          2,319   Sante Fe Energy Resources,
                  Inc.(c)                               22
          2,261   Sonat, Inc.                           69
          2,752   Sun Co., Inc.                         83
          7,290   USX - Marathon Group                 137
          6,231   Unocal Corp.                         179
          2,294   Williams Co., Inc.                    75
                                                  --------
                                                     1,794
                                                  --------
OIL & GAS PRODUCTION (1.2%):
          3,201   Burlington Resource, Inc.            125
         10,139   Mobil Corp.                          962
          4,664   Tenneco, Inc.                        214
                                                  --------
                                                     1,301
                                                  --------
OIL -- INTEGRATED COMPANIES (6.0%):
         12,655   Amoco Corp.                          830
          4,128   Atlantic Richfield Co.               473
         16,606   Chevron Corp.                        787
         31,639   Exxon Corp.                        2,203
         13,637   Royal Dutch Petroleum Co.          1,691
          6,583   Texaco, Inc.                         450
                                                  --------
                                                     6,434
                                                  --------
OILFIELD EQUIPMENT & SERVICES (0.6%):
          4,718   Dresser Industries, Inc.             103
          2,868   Halliburton Co.                      110
          6,231   Schlumberger Limited                 392
                                                  --------
                                                       605
                                                  --------
PAINT, VARNISHES & ENAMELS (0.1%):
          2,200   Sherwin Williams Co.                  78
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
PHARMACEUTICALS (4.9%):
         20,544   Abbott Laboratories             $    809
          1,570   Allergan, Inc.                        43
          2,106   Alza Corp., Class A(c)                41
         13,066   Bristol-Myers Squibb Co.             851
          7,468   Eli Lilly & Co.                      558
         32,116   Merck & Co., Inc.                  1,377
          8,037   Pfizer, Inc.                         696
          4,852   Schering-Plough                      366
          4,441   Upjohn Co.                           161
          3,379   Warner-Lambert Co.                   269
                                                  --------
                                                     5,171
                                                  --------
PHOTOGRAPHY (0.5%):
          8,692   Eastman Kodak Co.                    500
          1,179   Polaroid Corp.                        40
                                                  --------
                                                       540
                                                  --------
POLLUTION CONTROL SERVICES & EQUIPMENT (0.5%):
          5,022   Browning-Ferris
                  Industries, Inc.                     166
          1,444   Safety Kleen                          25
         12,342   WMX Technologies, Inc.               336
            275   Zurn Industries, Inc.                  6
                                                  --------
                                                       533
                                                  --------
PRECISION INSTRUMENTS & RELATED (0.0%):
          1,040   Perkin Elmer                          32
                                                  --------
PUBLISHING, EXCEPT NEWSPAPER (0.9%):
          2,103   Deluxe Corp.                          65
          2,455   Dow Jones & Co., Inc.                 86
          4,300   Dun & Bradstreet Corp.               224
            766   John H. Harland Co.                   17
          1,218   McGraw Hill, Inc.                     91
            626   Meredith Corp.                        16
          3,870   R.R. Donnelley & Sons Co.            132
          9,682   Time Warner, Inc.                    355
                                                  --------
                                                       986
                                                  --------
RADIO & TELEVISION (1.2%):
          1,555   CBS, Inc.                            100
          3,930   Capital Cities ABC, Inc.             332
          5,775   Comcast Class A Special
                  Shares                                91
            300   Comcast Corp., Class A                 5
            204   Cox Communications, Inc.,
                  Class A(c)                             3
         15,585   Tele-Communications, Inc.,
                  Class A(c)                           298
          9,087   Viacom, Class B(c)                   417
                                                  --------
                                                     1,246
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RAILROAD & RAILROAD HOLDING COMPANIES (0.8%):
          2,300   Burlington Northern, Inc.       $    137
          2,713   CSX Corp.                            216
          1,964   Conrail, Inc.                        107
          3,845   Santa Fe Southern Pacific
                  Corp.                                 90
          5,188   Union Pacific Corp.                  285
                                                  --------
                                                       835
                                                  --------
RAILROADS (0.2%):
          3,437   Norfolk Southern Corp.               232
                                                  --------
RESTAURANTS (0.7%):
            607   Luby's Cafeterias, Inc.               12
         17,820   McDonald's Corp.                     624
          1,376   Ryan's Family Steak House(c)          10
          1,082   Shoney's, Inc.(c)                     12
          2,555   Wendy's International                 43
                                                  --------
                                                       701
                                                  --------
RETAIL (2.9%):
          3,656   American Stores Co.                   94
          1,945   Brunos, Inc.                          24
          2,594   Charming Shoppes, Inc.                14
          1,848   Dayton Hudson Corp.                  124
          2,025   Harcourt General, Inc.                83
         11,656   K-Mart Corp.                         162
          3,194   Marriott International, Inc.         115
          6,328   May Department Stores                229
          2,103   Nordstrom, Inc.                       81
          5,012   Price/Costco, Inc.(c)                 73
          8,921   Sears & Roebuck Co.                  484
         58,600   Wal Mart Stores, Inc.              1,392
          3,104   Walgreen Co.                         146
          3,421   Woolworth Corp.                       55
                                                  --------
                                                     3,076
                                                  --------
RETAIL -- SPECIALTY STORES (1.2%):
          2,497   Circuit City Stores, Inc.             65
          3,715   The Gap                              118
          1,473   Giant Food, Inc.                      40
         11,531   Home Depot, Inc.                     481
          9,096   The Limited, Inc.                    194
          2,733   Melville Corp.                        98
          1,592   Pep Boys -- Manny, Moe &
                    Jack                                41
          1,867   TJX Cos., Inc.                        21
          7,268   Toys R Us, Inc.(c)                   184
                                                  --------
                                                     1,242
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RUBBER & RUBBER PRODUCTS (0.2%):
            669   B.F. Goodrich, Inc.             $     31
          2,122   Cooper Tire & Rubber Co.              52
          3,834   Goodyear Tire & Rubber Co.           146
                                                  --------
                                                       229
                                                  --------
SEMICONDUCTORS (1.3%):
          2,100   Applied Materials, Inc.(c)           129
         10,550   Intel Corp.                        1,080
          2,550   Micron Technology, Inc.              210
                                                  --------
                                                     1,419
                                                  --------
SERVICES (NON-FINANCIAL) (0.4%):
          3,379   Amgen, Inc.(c)                       246
          3,050   First Data Corp.                     172
          1,240   Ogden Corp.                           25
                                                  --------
                                                       443
                                                  --------
SHOES, LEATHER GOODS & CLOTHING (0.2%):
            452   Brown Group, Inc.                     13
          1,906   Nike, Inc.                           146
          2,061   Reebok International Ltd.             64
          1,237   Stride Rite Corp.                     15
                                                  --------
                                                       238
                                                  --------
SOAPS & CLEANING AGENTS (1.5%):
          1,395   Clorox Co.                            82
          3,670   Colgate Palmolive, Inc.              258
         17,471   Procter & Gamble Co.               1,221
                                                  --------
                                                     1,561
                                                  --------
SOFTWARE & COMPUTER SERVICES (2.0%):
          1,198   Autodesk, Inc.                        41
          4,125   Computer Associates
                    International, Inc.                266
          1,271   Lotus Development Corp.(c)            40
         14,900   Microsoft Corp.(c)                 1,220
          9,462   Novell, Inc.(c)                      206
         10,919   Oracle Systems Corp.(c)              333
            630   Shared Medical Systems                24
                                                  --------
                                                     2,130
                                                  --------
STEEL (0.0%):
          2,319   Worthington Industries, Inc.          44
                                                  --------
TAX RETURN PREPARATION (0.1%):
          2,652   H. & R. Block                        112
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
TELECOMMUNICATIONS (2.3%):
         12,612   Airtouch Communications(c)      $    339
          4,800   Alltel Corp.                         119
         11,144   Bell Atlantic Corp.                  612
            649   M A Com, Inc.(c)                       8
          6,447   Northern Telecom Ltd.                235
         10,772   Pacific Telesis Group                333
          1,966   Scientific-Atlanta, Inc.              45
          8,866   Sprint Corp.                         293
         11,591   U.S. West, Inc.                      480
                                                  --------
                                                     2,464
                                                  --------
TEXTILE MANUFACTURING (0.1%):
            866   Hartmarx Corp.(c)                      5
            313   Oshkosh B Gosh, Inc.                   5
          1,001   Russell Corp.                         30
            452   Springs Industries, Inc.,
                    Class A                             18
          1,631   V.F. Corp.                            82
                                                  --------
                                                       140
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
          5,149   American Brands, Inc.                209
         21,904   Philip Morris Cos., Inc.           1,484
          5,146   UST, Inc.                            145
                                                  --------
                                                     1,838
                                                  --------
TOOLS & HARDWARE MANUFACTURING (0.2%):
          2,122   Black & Decker Corp.                  64
          1,121   Snap On Tools, Inc.                   42
          1,160   Stanley Works                         46
            746   Timken Co.                            30
                                                  --------
                                                       182
                                                  --------
TOYS & BICYCLES -- MANUFACTURING (0.1%):
          5,725   Mattel, Inc.                         136
                                                  --------
TRANSPORTATION -- AIR (0.1%):
          3,650   Southwest Airlines Co.                84
                                                  --------
TRANSPORTATION LEASING & TRUCKING (0.2%):
            924   Consolidated Freightways,
                    Inc.(c)                             24
          1,395   Federal Express Corp.(c)              95
          1,101   Pittston Services Group               26
            963   Roadway Services, Inc.                47
          2,006   Ryder Systems, Inc.                   47
            707   Yellow Corp.                          13
                                                  --------
                                                       252
                                                  --------
TRUCKS -- MANUFACTURING (0.1%):
            236   Nacco Industries, Inc.                13
          6,073   Placer Dome, Inc.                    144
                                                  --------
                                                       157
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES -- ELECTRIC (3.0%):
          4,697   American Electric Power         $    154
          4,047   Carolina Power & Light               111
          4,855   Central & South West Corp.           120
          3,728   Cinergy Corp.                         94
          6,014   Consolidated Edison Co. NY,
                    Inc.                               167
          3,653   Detroit Edison Co.                   103
          4,415   Dominion Resources                   161
          5,188   Duke Power Co.                       205
          5,761   Entergy Corp.                        125
          4,735   FPL Group, Inc.                      174
          3,301   Houston Industries                   130
          3,676   Niagara Mohawk Power Corp.            51
          1,670   Northern States Power Co.
                    Minnesota                           74
          3,931   Ohio Edison                           79
          7,196   Pacificorp                           137
          5,640   Peco Energy Co.                      145
          6,231   Public Service Enterprise            171
          1,101   Raychem Corp.                         39
         11,438   SCEcorp.                             192
         16,712   Southern Co.                         345
          5,759   Texas Utilities Co.                  188
          5,423   Unicom Corp.                         142
          2,594   Union Electric Co.                    92
                                                  --------
                                                     3,199
                                                  --------
UTILITIES -- ELECTRIC & GAS (0.4%):
          3,724   Baltimore Gas & Electric              88
         11,024   Pacific Gas & Electric Co.           296
            904   Peoples Energy Corp.                  23
                                                  --------
                                                       407
                                                  --------
UTILITIES -- NATURAL GAS (0.3%):
          2,358   Consolidated Natural Gas              93
          1,315   Nicor, Inc.                           32
          4,022   Pacific Enterprises                   99
          3,827   Panhandle Eastern Corp.               92
                                                  --------
                                                       316
                                                  --------
UTILITIES -- TELECOMMUNICATIONS (5.4%):
         39,898   A T & T Corp.                      2,025
         14,016   Ameritech Corp.                      631
         12,636   Bellsouth Corp.                      774
         24,513   GTE Corp.                            837
         17,340   MCI Telecommunications Corp.         377
         10,733   Nynex Corp.                          439
         15,249   SBC Communication, Inc.              673
                                                  --------
                                                     5,756
----------------------------------------------------------
TOTAL COMMON STOCKS                                 95,925
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.4%)
        400,000   5.76%, 6/15/95                  $    397
----------------------------------------------------------
Total U.S. Treasury Bills                              397
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (0.9%)
        938,389   Shearson U.S. Treasury Fund          938
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             938
----------------------------------------------------------
TOTAL (COST $96,230)(B)                           $105,660
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $105,834.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $498. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 11,629
                  Unrealized depreciation           (2,697)
                                                  --------
                  Net unrealized appreciation     $  8,932
                                                  =========

(c) Represents non-income producing securities.

-------------------------------------------------------
  FUTURES CONTRACTS

                                             MARKET
                                 NUMBER OF   VALUE
                                 CONTRACTS   (000)
Short, Standard & Poor's 500
  Index Futures Contracts, face
  amount $8,788, expiring
  6/16/95                            35      $9,043
                                             ------
Total Futures Contracts                      $9,043
                                             =======

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (5.4%)
FINANCIAL SERVICES (5.4%):
      7,000,000   Ford Motor Credit Corp.,
                    5.94%, 5/8/95                 $  7,000
      7,000,000   General Electric Credit
                    Corp., 5.94%, 5/8/95             7,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER      14,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (91.8%)
AEROSPACE/DEFENSE (5.0%):
         73,000   Boeing Co.                         4,015
         48,000   General Dynamics Corp.             2,226
         34,500   Lockheed Martin Corp.(c)           1,992
         65,000   Raytheon Co.                       4,729
                                                  --------
                                                    12,962
                                                  --------
AUTOMOTIVE (3.4%):
         65,000   Chrysler Corp.                     2,803
         86,000   Ford Motor Co.                     2,322
         47,000   Pep Boys-Manny, Moe & Jack         1,210
         35,900   TRW, Inc.                          2,670
                                                  --------
                                                     9,005
                                                  --------
BANKS (7.4%):
         93,000   BankAmerica Corp.                  4,603
         95,000   Comerica, Inc.                     2,731
         76,000   CoreStates Financial Corp.         2,479
         77,000   First Union Corp.                  3,484
         81,000   J.P. Morgan & Co., Inc.            5,316
         30,000   Norwest Corp.                        795
                                                  --------
                                                    19,408
                                                  --------
BEVERAGES (1.2%):
         53,000   Anheuser Busch Co., Inc.           3,081
                                                  --------
CHEMICALS (2.6%):
         25,000   Dow Chemical Co.                   1,738
         31,000   Eastman Chemical                   1,759
         45,000   Lubrizol Corp.                     1,569
         15,000   Nalco Chemical Co.                   525
         60,000   RPM, Inc., Ohio                    1,185
                                                  --------
                                                     6,776
                                                  --------
COMPUTER SOFTWARE (1.5%):
         29,000   Microsoft Corp.(c)                 2,374
         67,000   Novell, Inc.(c)                    1,457
                                                  --------
                                                     3,831
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
COMPUTERS & OFFICE EQUIPMENT (1.2%):
         12,000   International Business
                    Machines Corp.                $  1,137
         53,000   Pitney Bowes, Inc.                 1,968
                                                  --------
                                                     3,105
                                                  --------
ELECTRICAL EQUIPMENT (2.6%):
         22,500   Emerson Electric Co.               1,513
         95,000   General Electric Co.               5,320
                                                  --------
                                                     6,833
                                                  --------
ELECTRONICS (2.5%):
         50,000   Hewlett Packard Co.                3,306
         31,000   Intel Corp.                        3,174
                                                  --------
                                                     6,480
                                                  --------
FINANCIAL SERVICES (4.3%):
         70,000   American Express Co.               2,433
        105,000   American General Corp.             3,465
         32,000   Federal National Mortgage
                    Assoc.                           2,824
         52,500   Household International,
                    Inc.                             2,461
                                                  --------
                                                    11,183
                                                  --------
FOOD (0.4%):
         31,000   Pioneer Hi-Bred
                    International, Inc.              1,163
                                                  --------
HEALTH CARE (1.1%):
         75,000   Abbott Laboratories                2,953
                                                  --------
HOME PRODUCTS (1.9%):
         57,000   Newell Co.                         1,347
         45,000   Sherwin Williams Co.               1,603
         51,500   Stanley Works                      2,041
                                                  --------
                                                     4,991
                                                  --------
INSURANCE (3.4%):
         64,000   Aetna Life & Casualty Co.          3,648
         77,000   Allstate                           2,339
         23,000   Chubb Corp.                        1,840
         25,000   St. Paul Cos., Inc.(c)             1,203
                                                  --------
                                                     9,030
                                                  --------
INDUSTRIAL - MISCELLANEOUS (2.6%):
         42,000   Allied Signal, Inc.                1,664
         35,000   Minnesota Mining &
                    Manufacturing Co.                2,087
         25,000   Textron, Inc.                      1,425
         62,000   WMX Technologies, Inc.             1,690
                                                  --------
                                                     6,866
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MACHINERY & MANUFACTURING (1.5%):
         45,000   Cooper Industries               $  1,755
         27,000   Deere & Co.                        2,214
                                                  --------
                                                     3,969
                                                  --------
MEDIA (1.9%):
         30,001   Cox Communications, Inc.
                    Class A(c)                         458
         40,000   Dun & Bradstreet Corp.             2,085
         43,000   Time Warner, Inc.                  1,575
         50,000   Times Mirror Co., Class A            906
                                                  --------
                                                     5,024
                                                  --------
METALS & MINING (2.8%):
         63,000   Aluminum Co. of America            2,827
         70,000   Cyprus Amax Minerals               1,951
         80,000   USX U.S. Steel Group               2,440
                                                  --------
                                                     7,218
                                                  --------
OIL - INTEGRATED (DOMESTIC) (3.1%):
         34,000   Atlantic Richfield Co.             3,893
        117,500   Phillips Petroleum Co.             4,113
                                                  --------
                                                     8,006
                                                  --------
OIL - INTEGRATED (INTERNATIONAL) (8.4%):
        111,500   Chevron Corp.                      5,282
         34,000   Exxon Corp.                        2,367
         73,000   Mobil Corp.                        6,926
        107,000   Texaco, Inc.                       7,316
                                                  --------
                                                    21,891
                                                  --------
OILFIELD WELL EQUIPMENT & SERVICES (1.3%):
        110,000   Baker Hughes, Inc.                 2,475
         13,000   Schlumberger Ltd.                    817
                                                  --------
                                                     3,292
                                                  --------
PAPER & FOREST PRODUCTS (3.9%):
         47,000   Georgia Pacific Corp.              3,731
         61,500   International Paper Co.            4,736
         37,500   Union Camp Corp.                   1,880
                                                  --------
                                                    10,347
                                                  --------
PHARMACEUTICALS (3.6%):
         13,800   American Home Products Corp.       1,064
         55,000   Merck & Co., Inc.                  2,358
         40,000   Pfizer, Inc.                       3,465
         35,000   Schering-Plough                    2,638
                                                  --------
                                                     9,525
                                                  --------
RESTAURANTS (0.9%):
         65,000   McDonald's Corp.                   2,275
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RETAIL - FOOD & DRUGS (1.2%):
         75,000   Supervalu, Inc.                 $  1,978
         25,000   Walgreen Co.                       1,175
                                                  --------
                                                     3,153
                                                  --------
RETAIL - TRADE (4.0%):
         51,000   Dayton Hudson Corp.                3,423
         83,000   Sears & Roebuck Co.                4,503
                                                  --------
                                                     7,926
                                                  --------
SOAPS & PERSONAL CARE (1.8%):
         45,000   Avon Products                      2,846
         25,000   Procter & Gamble Co.               1,747
                                                  --------
                                                     4,593
                                                  --------
TELECOMMUNICATIONS (7.3%):
        168,500   A T & T Corp.                      8,551
         15,000   Ameritech Corp.                      675
         43,000   Comsat Corp.                         860
        155,000   GTE Corp.                          5,289
         90,000   Nynex Corp.                        3,679
                                                  --------
                                                    19,054
                                                  --------
TOBACCO (1.7%):
         47,000   Philip Morris Cos., Inc.           3,184
         42,000   UST, Inc.                          1,181
                                                  --------
                                                     4,365
                                                  --------
TRANSPORTATION (1.2%):
          8,000   Burlington Northern, Inc.            476
         18,500   Norfolk Southern Corp.             1,246
         28,000   Roadway Services, Inc.             1,358
                                                  --------
                                                     3,080
                                                  --------
UTILITIES - ELECTRIC (5.1%):
        130,000   Consolidated Edison Co. NY,
                    Inc.                             3,608
         70,000   Duquesne Light Co.                 2,363
         95,000   Public Service Co. of
                    Colorado                         2,862
        141,000   Texas Utilities Co.                4,600
                                                  --------
                                                    13,433
                                                  --------
UTILITIES - NATURAL GAS (2.2%):
         65,500   Consolidated Natural Gas           2,579
         39,000   Enron Corp.                        1,326
         30,000   Enserch Corp.                        518
         48,000   Peoples Energy Corp.               1,212
                                                  --------
                                                     5,635
----------------------------------------------------------
                           TOTAL COMMON STOCKS     240,453
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.2%)
        410,000   4.13%, 6/22/95                  $    407
----------------------------------------------------------
                     TOTAL U.S. TREASURY BILLS         407
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (3.1%)
      8,188,301   Shearson U.S. Treasury Fund        8,188
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           8,188
----------------------------------------------------------
TOTAL (COST 245,679)(B)                           $263,048
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $261,830.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $168. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $ 23,151
                  Unrealized depreciation           (5,950)
                                                  --------
                  Net unrealized appreciation     $ 17,201
                                                  =========

(c) Represents non-income producing securities.

---------------------------------------------------------
  FUTURES CONTRACTS

                                              MARKET
                                NUMBER OF     VALUE
                                CONTRACTS     (000)
Short, Standard & Poor's 500
  Index Futures Contracts,
  face amount $2,480, expiring
  6/16/95                           10        $2,584
                                              ------
Total Futures Contracts                       $2,584
                                              ------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (1.5%)
FINANCIAL SERVICES (1.5%):
      5,000,000   General Motors Acceptance
                    Corp. 5.94%, 5/3/95           $  5,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER       5,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (93.9%)
AEROSPACE/DEFENSE (4.7%):
        128,500   Boeing Co.                         7,067
         78,000   General Dynamics Corp.             3,617
         80,000   Lockheed Martin Corp.(c)           4,620
                                                  --------
                                                    15,304
                                                  --------
ALUMINUM (1.0%):
         70,200   Aluminum Co. of America            3,150
                                                  --------
BANKS (6.9%):
        125,800   BankAmerica Corp.                  6,227
        225,000   Comerica, Inc.                     6,469
         81,800   J.P. Morgan & Co., Inc.            5,368
         24,800   National City Corp.                  679
        132,400   Norwest Corp.                      3,509
                                                  --------
                                                    22,252
                                                  --------
BEVERAGES (2.7%):
         66,400   Anheuser Busch Co., Inc.           3,859
        120,000   PepsiCo, Inc.                      4,995
                                                  --------
                                                     8,854
                                                  --------
CHEMICALS (1.8%):
         40,200   Dow Chemical Co.                   2,794
        145,000   RPM, Inc., Ohio                    2,864
                                                  --------
                                                     5,658
                                                  --------
COMPUTERS & PERIPHERALS (0.6%):
         20,000   International Business
                    Machines Corp.                   1,895
                                                  --------
CONGLOMERATES (0.6%):
         30,000   Minnesota Mining &
                    Manufacturing Co.                1,789
                                                  --------
COSMETICS & RELATED (2.0%):
        100,300   Avon Products                      6,344
                                                  --------
ELECTRICAL EQUIPMENT (3.3%):
         30,000   Emerson Electric Co.               2,017
        150,800   General Electric Co.               8,445
                                                  --------
                                                    10,462
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.6%):
         50,000   Compaq Computer Corp.(c)           1,900
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ELECTRONIC & ELECTRICAL - GENERAL (2.1%):
         85,000   Motorola, Inc.                  $  4,834
         18,900   Texas Instruments, Inc.            2,003
                                                  --------
                                                     6,837
                                                  --------
ENGINEERING & CONSTRUCTION (1.8%):
        113,700   Fluor Corp.                        5,855
                                                  --------
ENTERTAINMENT (0.8%):
         70,400   Promus Cos., Inc.(c)               2,710
                                                  --------
FINANCIAL SERVICES (1.1%):
         39,000   Federal National Mortgage
                    Assoc.                           3,442
                                                  --------
FOREST PRODUCTS (3.5%):
         50,000   International Paper Co.            3,850
         66,900   Mead Corp.                         3,462
         78,900   Union Camp Corp.                   3,955
                                                  --------
                                                    11,267
                                                  --------
FUNERAL SERVICES (0.5%):
         61,000   Service Corp. International        1,723
                                                  --------
INDUSTRIAL - MISCELLANEOUS (1.0%):
         54,000   Textron, Inc.                      3,078
                                                  --------
INSURANCE (4.2%):
         40,000   Aetna Life & Casualty Co.(c)       2,280
         52,900   American International
                    Group, Inc.                      5,647
         70,000   Chubb Corp.                        5,600
                                                  --------
                                                    13,527
                                                  --------
MANUFACTURING MISCELLANEOUS (1.2%):
        100,000   Allied Signal, Inc.                3,962
                                                  --------
METALS (1.3%):
        134,300   USX U.S. Steel Group               4,096
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (1.6%):
        136,100   Pitney Bowes, Inc.                 5,053
                                                  --------
OIL (10.9%):
         40,400   Atlantic Richfield Co.             4,626
        250,000   Chevron Corp.                     11,844
        105,500   Exxon Corp.                        7,345
        165,500   Texaco, Inc.                      11,316
                                                  --------
                                                    35,131
                                                  --------
OIL & GAS EXPLORATION (3.6%):
        170,000   Enron Corp.                        5,780
        170,000   Phillips Petroleum Co.             5,950
                                                  --------
                                                    11,730
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OILFIELD EQUIPMENT & SERVICES (4.7%):
        235,000   Baker Hughes, Inc.              $  5,287
        227,600   Dresser Industries, Inc.           4,979
         75,100   Schlumberger Ltd.                  4,722
                                                  --------
                                                    14,988
                                                  --------
PHARMACEUTICALS (3.4%):
         75,000   Merck & Co., Inc.                  3,216
         25,000   Pfizer, Inc.                       2,166
         20,000   Schering-Plough                    1,507
         50,000   Warner-Lambert Co.                 3,988
                                                  --------
                                                    10,877
                                                  --------
POLLUTION CONTROL SERVICES (1.2%):
        142,000   WMX Technologies, Inc.             3,870
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.3%):
         28,500   Weingarten Realty Investors          998
                                                  --------
RETAIL (1.0%):
         46,500   Dayton Hudson Corp.                3,121
                                                  --------
RETAIL - SPECIALTY STORES (1.1%):
        133,000   Pep Boys - Manny, Moe & Jack       3,425
                                                  --------
RUBBER & RUBBER PRODUCTS (2.3%):
        120,000   Cooper Tire & Rubber Co.(c)        2,940
        119,600   Goodyear Tire & Rubber Co.         4,545
                                                  --------
                                                     7,485
                                                  --------
SEMICONDUCTORS (1.8%):
         30,000   Applied Materials, Inc.(c)         1,849
         40,000   Intel Corp.                        4,095
                                                  --------
                                                     5,944
                                                  --------
SHIPPING (1.1%):
        152,650   TNT Freightways Corp.              3,587
                                                  --------
SOFTWARE & COMPUTER SERVICES (4.0%):
        111,800   Microsoft(c)                       9,154
        175,000   Novell, Inc.(c)                    3,806
                                                  --------
                                                    12,960
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
         80,000   Philip Morris Cos., Inc.           5,420
                                                  --------
UTILITIES - ELECTRIC (5.4%):
        200,000   Consolidated Edison Co. NY,
                    Inc.                             5,550
         20,000   Duquesne Light Co.                   675
        150,000   Southern Co.                       3,094
        248,500   Texas Utilities Co.                8,107
                                                  --------
                                                    17,426
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES - TELECOMMUNICATIONS (8.1%):
        230,000   A T & T Corp.                   $ 11,673
        300,000   GTE Corp.                         10,238
         98,100   Nynex Corp.                        4,010
                                                  --------
                                                    25,921
----------------------------------------------------------
                           TOTAL COMMON STOCKS     302,041
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.0%)
      2,433,734   Federated Treasury
                    Obligation Fund                  2,434
     13,557,653   Shearson U.S. Treasury Fund       13,557
----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                        15,991
----------------------------------------------------------
TOTAL (COST $292,681)(B)                          $323,032
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $321,593.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $366. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 33,693
                  Unrealized depreciation           (3,708)
                                                  --------
                  Net unrealized appreciation     $ 29,985
                                                  =========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (97.4%)
BANKS (4.6%):
         20,500   BankAmerica Corp.               $    1,015
         37,500   Norwest Corp.                          994
                                                  ----------
                                                       2,009
                                                  ----------
BEVERAGES (2.8%):
         21,300   Coca Cola Co.                        1,238
                                                  ----------
COMPUTERS & PERIPHERALS (1.1%):
          9,000   3Com Corp.(c)                          504
                                                  ----------
CONGLOMERATES (2.7%):
         36,000   Corning Glass Works                  1,202
                                                  ----------
COSMETICS & RELATED (3.2%):
         17,000   Gillette Co.                         1,394
                                                  ----------
ELECTRICAL EQUIPMENT (5.7%):
         26,300   General Electric Co.                 1,473
         18,700   Johnson Controls, Inc.               1,014
                                                  ----------
                                                       2,487
                                                  ----------
ELECTRONICS & ELECTRICAL (3.4%):
         26,200   Motorola, Inc.                       1,490
                                                  ----------
ENTERTAINMENT (3.0%):
         24,000   Walt Disney Co.                      1,329
                                                  ----------
FINANCIAL SERVICES (5.8%):
         16,900   Federal National Mortgage
                    Assoc.                             1,491
         25,000   First USA, Inc.                      1,063
                                                  ----------
                                                       2,554
                                                  ----------
FOREST PRODUCTS (4.1%):
         13,000   Georgia Pacific Corp.                1,032
         10,000   International Paper Co.                770
                                                  ----------
                                                       1,802
                                                  ----------
HOUSEHOLD PRODUCTS (3.2%):
         34,300   Newell Co.                             810
         20,400   Rubbermaid, Inc.                       602
                                                  ----------
                                                       1,412
                                                  ----------
INSURANCE (2.9%):
         11,900   American International
                    Group, Inc.                        1,270
                                                  ----------
LEISURE-RECREATION, GAMING (1.3%):
         43,700   International Game
                    Technology                           563
                                                  ----------
MEDICAL-BIOTECHNOLOGY (0.7%):
          4,200   Amgen, Inc.(c)                         305
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (1.5%):
         23,900   Health Care & Retirement
                    Corp.(c)                      $      675
                                                  ----------
OIL & GAS EXPLORATION, PRODUCTION (1.6%):
         18,000   Burlington Resource, Inc.              704
                                                  ----------
OIL-INTEGRATED COMPANIES (11.3%):
         11,800   Amoco Corp.                            774
          9,600   Atlantic Richfield Co.               1,099
         25,000   Chevron Corp.                        1,184
         14,100   Mobil Corp.                          1,338
          8,100   Texaco, Inc.                           554
                                                  ----------
                                                       4,949
                                                  ----------
PHARMACEUTICALS (3.4%):
         20,000   Ivax Corp.                             517
         13,000   Schering-Plough                        980
                                                  ----------
                                                       1,497
                                                  ----------
POLLUTION CONTROL SERVICES (1.8%):
         29,000   WMX Technologies, Inc.                 790
                                                  ----------
RETAIL (5.3%):
         30,000   The Gap                                956
         33,300   Home Depot, Inc.                     1,390
                                                  ----------
                                                       2,346
                                                  ----------
SEMICONDUCTORS (3.7%):
         16,000   Intel Corp.                          1,638
                                                  ----------
SOAPS & CLEANING AGENTS (3.0%):
         18,800   Procter & Gamble Co.                 1,814
                                                  ----------
SOFTWARE & COMPUTER SERVICES (6.0%):
         20,000   Microsoft Corp.(c)                   1,638
         45,000   Novell, Inc.(c)                        979
                                                  ----------
                                                       2,617
                                                  ----------
TELECOMMUNICATIONS (6.8%):
         22,400   Telefonos de Mexico                    678
         21,900   AT&T Corp.                           1,111
         20,300   SBC Communication, Inc.              1,191
                                                  ----------
                                                       2,980
                                                  ----------
TOBACCO & TOBACCO RELATED (1.0%):
          6,600   Philip Morris Cos., Inc.               447
                                                  ----------
TRANSPORTATION-AIR (2.3%):
         43,700   Southwest Airlines Co.               1,011
                                                  ----------
UTILITIES-NATURAL GAS (5.0%):
         36,500   El Paso Natural Gas                  1,068
         33,300   Enron Corp.                          1,132
                                                  ----------
                                                       2,200
------------------------------------------------------------
TOTAL COMMON STOCKS                                   42,727
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
         98,561   Shearson U.S. Treasury Fund     $      919
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               919
------------------------------------------------------------
TOTAL (COST $40,358)(B)                           $   43,646
---

---------------

(a) Percentages indicated are based on net assets of $43,861.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    5,809
                  Unrealized depreciation             (2,521)
                                                  ----------
                  Net unrealized appreciation     $    3,288
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.6%)
AEROSPACE/DEFENSE (3.4%):
        113,400   GenCorp, Inc.                   $    1,432
         29,500   General Dynamics Corp.               1,368
         86,700   Thiokol Corp. Delaware               2,416
                                                  ----------
                                                       5,216
                                                  ----------
AUTOMOTIVE PARTS (4.7%):
         44,200   Genuine Parts Co.                    1,713
         46,600   Hayes Wheels                           874
         72,200   Kaydon Corp.                         1,985
         51,600   Mascotech, Inc.                        574
         13,000   Stewart & Stevenson
                  Services,
                  Inc.                                   487
         95,775   T B C Corp.(c)                       1,017
         33,915   Walbro Corp.                           634
                                                  ----------
                                                       7,284
                                                  ----------
BANKS (5.7%):
         30,100   Central Fidelity Banks, Inc.           769
        119,200   Comerica, Inc.                       3,427
         36,401   Michigan National Corp.              3,818
         17,500   Star Bank                              731
                                                  ----------
                                                       8,745
                                                  ----------
BEVERAGES (1.0%):
         71,000   Coca Cola Enterprises, Inc.          1,588
                                                  ----------
CHEMICALS (7.8%):
         57,875   A. Schulman, Inc.                    1,816
         42,550   Avery Dennison Corp.                 1,729
         22,400   Geon Co.                               605
         32,000   Lubrizol Corp.                       1,116
         12,900   Lyondell Petrochemical                 320
         57,500   Olin Corp.                           3,213
         96,500   RPM, Inc.                            1,905
         30,000   WD 40 Co.                            1,320
                                                  ----------
                                                      12,024
                                                  ----------
CONSTRUCTION (1.2%):
         71,100   Foster Wheeler Corp.                 2,631
                                                  ----------
CONTAINERS (1.1%):
         71,000   Sonoco Products Co.                  1,766
                                                  ----------
ELECTRICAL EQUIPMENT (8.4%):
         39,200   Arrow Electronics, Inc.(c)           1,823
         22,500   W.W. Grainger, Inc.                  1,361
        121,332   Mark IV Industries                   2,184
         33,300   Molex Corp.                          1,257
         45,400   Teleflex, Inc.                       1,878
         75,529   Vishay Intertechnology,
                  Inc.(c)                              4,466
                                                  ----------
                                                      12,969
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
ENVIRONMENTAL CONTROL (1.1%):
        179,650   Laidlaw, Inc. Class B           $    1,617
                                                  ----------
FINANCIAL SERVICES (4.6%):
         53,300   Equifax, Inc.                        1,726
         61,850   MBNA Corp.                           1,870
         42,800   PMI Group, Inc.(c)                   1,594
         69,100   UJB Financial Corp.                  1,892
                                                  ----------
                                                       7,082
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         15,500   SuperValu, Inc.                        409
                                                  ----------
FOOD PROCESSING & PACKAGING (2.4%):
         72,100   Dean Foods Co.                       2,055
         45,250   IBP, Inc.                            1,674
                                                  ----------
                                                       3,729
                                                  ----------
FOREST PRODUCTS (1.9%):
         62,262   Pentair, Inc.                        2,848
                                                  ----------
FUNERAL SERVICES (1.8%)
         95,500   Service Corp. International          2,698
                                                  ----------
FURNITURE (0.7%):
         28,300   Leggett & Platt, Inc.                1,090
                                                  ----------
HEAVY MACHINERY (2.3%):
         61,800   Baker Hughes, Inc.                   1,391
         40,650   Tyco Laboratories, Inc.              2,134
                                                  ----------
                                                       3,525
                                                  ----------
HOLDING COMPANIES (0.2%):
          7,900   Northern Trust Corp.(c)                289
                                                  ----------
HOTELS & MOTELS (1.4%):
         72,300   Mirage Resorts, Inc.(c)              2,169
                                                  ----------
INSURANCE (5.4%):
         46,200   American Re Corp.                    1,756
         55,200   Kemper Corp.                         2,498
         47,500   Progressive Corp.                    1,793
         34,500   TransAtlantic Holdings               2,190
                                                  ----------
                                                       8,237
                                                  ----------
MACHINE TOOLS (2.9%):
         90,900   Albany International Corp.           1,988
         22,900   Greenfield Industries                  676
         67,200   Manitowoc Industries                 1,756
                                                  ----------
                                                       4,420
                                                  ----------
MANUFACTURING (2.2%):
         38,000   Briggs & Stratton Corp.              1,335
         19,100   Hillenbrand                            566
         56,466   Pall Corp.                           1,320
         11,100   Paragon Trade Brands,                  172
                  Inc.(c)
                                                  ----------
                                                       3,393
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (3.8%):
        139,300   Community Psychiatric
                  Centers, Inc.(c)                $    1,845
         43,200   Lincare Holdings(c)                  1,334
         60,100   Quorum Health Group(c)               1,240
          7,100   Ventritex(c)                           107
         42,437   Vivra, Inc.(c)                       1,363
                                                  ----------
                                                       5,889
                                                  ----------
MEDICAL SUPPLIES (0.2%):
         10,000   Sunrise Medical, Inc.(c)               303
                                                  ----------
METALS (3.3%):
         86,100   CBI Industries, Inc.                 2,132
         28,000   Kennametal, Inc.                       938
         31,800   Minerals Technologies, Inc.          1,057
         32,500   USX U.S. Steel Group                   991
                                                  ----------
                                                       5,118
                                                  ----------
NEWSPAPERS (1.6%):
         41,100   Tribune Co.                          2,430
                                                  ----------
OIL & GAS EXPLORATION (2.1%):
         80,100   Anadarko Petroleum                   3,294
                                                  ----------
OIL & GAS PRODUCTION (1.2%):
         46,100   Snyder Oil Corp.                       663
         42,500   Vastar Resources, Inc.               1,137
                                                  ----------
                                                       1,800
                                                  ----------
RETAIL (1.7%):
         70,800   Hannaford Brothers                   1,867
         22,500   TJX Companies, Inc.                    259
         13,800   Tiffany & Co.                          443
                                                  ----------
                                                       2,569
                                                  ----------
RUBBER (1.0%):
         15,800   Bandag, Inc.                           938
          4,500   Bandag, Inc. Class A                   249
         19,125   Standard Products Co.                  378
                                                  ----------
                                                       1,565
                                                  ----------
SEMICONDUCTORS (0.5%):
         13,500   Applied Materials Inc.(c)              832
                                                  ----------
SHOES, LEATHER GOODS (1.3%):
         25,600   Nike, Inc.                           1,962
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.2%):
         10,000   American Software, Inc.                 41
         14,750   Analysts International Corp.           372
         28,300   Policy Management
                  Systems(c)                           1,426
                                                  ----------
                                                       1,839
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (1.5%):
         36,700   A.K. Steel Holding Corp.(c)     $      987
         68,620   Worthington Industries, Inc.         1,295
                                                  ----------
                                                       2,282
                                                  ----------
TELECOMMUNICATIONS (0.8%):
          4,600   Comsat Corp.                            92
         53,333   Federal Signal Corp.                 1,207
                                                  ----------
                                                       1,299
                                                  ----------
TOBACCO (0.4%):
         23,773   Universal Corp.                        544
                                                  ----------
TRANSPORTATION (3.8%):
         45,350   Gatx Corp.                           2,041
         40,800   Pittston Services Group                969
         80,750   Illinois Central Corp.               2,836
                                                  ----------
                                                       5,846
                                                  ----------
UTILITIES -- ELECTRIC & GAS (8.0%):
         32,400   Brooklyn Union Gas Co.                 786
         27,020   DQE Co.                                912
        118,600   Florida Progress Corp.               3,617
        148,300   Northeast Utilities                  3,244
         79,400   Public Service Co. of                2,392
                  Colorado
          8,500   Raychem Corp.                          303
         27,700   Washington Gas Light Co.             1,080
                                                  ----------
                                                      12,334
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (1.1%):
         69,400   LDDS Communications(c)               1,665
------------------------------------------------------------
  TOTAL COMMON STOCKS                                145,300
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.6%)
      1,806,695   Federated Treasury                   1,806
                  Obligation
      6,859,515   Shearson U.S. Treasury Fund          6,860
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           8,666
------------------------------------------------------------
TOTAL (COST $142,586)(A)                          $  153,966
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $153,591.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   16,787
                  Unrealized depreciation             (5,407)
                                                  ----------
                  Net unrealized appreciation     $   11,380
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.8%)
AUTOMOTIVE PARTS (3.8%):
          8,900   Breed Technologies, Inc.        $      179
         20,000   Kaydon Corp.                           550
                                                  ----------
                                                         729
                                                  ----------
BANKS (1.7%):
          8,163   First Bank Systems, Inc.               331
                                                  ----------
COMPUTERS & PERIPHERALS (4.9%):
         12,000   Optical Data Systems(c)                486
         10,000   Sungard Data Systems,
                  Inc.(c)                                466
                                                  ----------
                                                         952
                                                  ----------
DRUG STORES (1.0%):
          7,000   Eckerd Corp.(c)                        204
                                                  ----------
ELECTRONIC & ELECTRICAL (2.5%):
         11,000   Avnet, Inc.                            490
                                                  ----------
FINANCIAL SERVICES (4.0%):
         34,300   Aames Financial Corp.                  429
          8,500   Green Tree Financial Corp.             347
                                                  ----------
                                                         776
                                                  ----------
FURNITURE (4.1%):
         24,000   Juno Lighting                          498
         11,000   LaZBoy Chair Co.                       297
                                                  ----------
                                                         795
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (3.1%):
         15,000   Invacare Corp.                         593
                                                  ----------
INSURANCE -- LIFE (5.3%):
         48,090   Gainsco, Inc.                          511
         14,500   Reliastar Financial Corp.              520
                                                  ----------
                                                       1,031
                                                  ----------
LEISURE -- RECREATION, GAMING (2.2%):
         16,000   Aldila(c)                               98
         26,200   Callaway Golf Co.                      324
                                                  ----------
                                                         422
                                                  ----------
MISCELLANEOUS MANUFACTURING (5.0%):
         18,000   Keystone International, Inc.           378
         25,000   Pall Corp.                             584
                                                  ----------
                                                         962
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (7.4%):
         15,800   Lincare Holdings(c)             $      488
         14,300   Mid Atlantic Medical
                  Services,
                  Inc.(c)                                247
          5,400   Pacificare Health System(c)            335
         15,200   Sun Healthcare Group(c)                366
                                                  ----------
                                                       1,436
                                                  ----------
METALS (7.3%):
         40,000   Addington Resources, Inc.(c)           450
         13,000   Commercial Metals Co.                  345
         15,000   Mueller Industries, Inc.(c)            624
                                                  ----------
                                                       1,419
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.5%):
         50,000   Checkmate Electronics(c)               481
                                                  ----------
OIL & GAS EXPLORATION (5.6%):
         10,000   Barrett Resources Corp.(c)             235
         13,000   Devon Energy Corp.                     270
         10,000   H.S. Resource, Inc.(c)                 165
         18,000   Newfield Exploration(c)                414
                                                  ----------
                                                       1,084
                                                  ----------
PHARMACEUTICALS (3.2%):
         18,000   Teva Pharmaceutical
                  Industries Ltd.                        617
                                                  ----------
PUBLISHING (2.9%):
          5,000   Belo Corp.                             300
         15,000   Valassis Communications(c)             263
                                                  ----------
                                                         563
                                                  ----------
RETAIL (5.1%):
         23,000   Lillian Vernon Corp.                   469
         16,000   Medicine Shoppe
                  International, Inc.                    512
                                                  ----------
                                                         981
                                                  ----------
SEMICONDUCTORS (11.7%):
         12,000   Advanced Micro Devices(c)              432
          5,300   Alliance Semiconductor
                  Corp.(c)                               215
         14,100   Atmel Corp.(c)                         620
         30,000   Integrated Circuit                     311
                  Systems(c)
          5,000   Lam Research Corp.(c)                  253
          7,400   Linear Technology                      442
                                                  ----------
                                                       2,273
                                                  ----------
SERVICES (NON-FINANCIAL) (1.8%):
         20,000   Safecard Services                      350
                                                  ----------
TELECOMMUNICATIONS (2.4%):
         21,000   Digi International, Inc.(c)            467
            352   Intellicall, Inc.(c)                     2
                                                  ----------
                                                         469
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TRANSPORTATION -- RAIL (2.3%):
         16,000   Railtex, Inc.(c)                $      444
                                                  ----------
TRUCKING (5.0%):
         21,000   American Freightways,                  491
                  Inc.(c)
         20,500   TNT Freightways Corp.                  481
                                                  ----------
                                                         972
------------------------------------------------------------
TOTAL COMMON STOCKS                                   18,374
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (6.0%)
        295,621   Federated Treasury                     296
                  Obligation
        868,947   Shearson U.S. Treasury Fund            869
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,165
------------------------------------------------------------
TOTAL (COST $18,177)(B)                           $   19,539
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $19,386.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    2,271
                  Unrealized depreciation               (943)
                                                  ----------
                  Net unrealized appreciation     $    1,328
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.7%)
AEROSPACE/DEFENSE (0.2%):
          5,361   GenCorp, Inc.                   $       67
                                                  ----------
AMUSEMENT & RECREATION SERVICES (0.6%):
          7,000   Cedar Fair L.P.                        219
                                                  ----------
AUTOMOTIVE PARTS (5.2%):
         24,000   Dana Corp.                             617
         15,000   Lamson & Sessions Co.(c)                96
         15,000   TRW, Inc.                            1,115
                                                  ----------
                                                       1,828
                                                  ----------
BANKS (7.2%):
         26,000   Charter One Financial, Inc.            594
         14,000   First Merit Corp.                      324
          9,375   Huntington Bancshares, Inc.            176
         23,000   National City Corp.                    630
         15,000   Provident Bancorp                      506
          2,000   Second Bancorp                          45
          6,000   Star Bank                              250
                                                  ----------
                                                       2,525
                                                  ----------
BUILDING MATERIALS (1.2%):
         10,000   Medusa Corp.                           226
          5,000   Owens Corning Fiberglas
                  Corp.(c)                               183
                                                  ----------
                                                         409
                                                  ----------
CHEMICALS (8.1%):
         12,500   A. Schulman, Inc.                      392
         16,000   Chemed Corp.                           492
         23,500   Chempower, Inc.(c)                      73
         20,000   Ferro Corp.                            568
          6,000   Lesco, Inc.                             95
         20,000   Lubrizol Corp.                         697
         26,250   RPM, Inc.                              518
                                                  ----------
                                                       2,835
                                                  ----------
CONSUMER GOODS (2.1%):
         12,000   American Greetings Corp.               327
         43,000   Gibson Greetings, Inc.                 430
                                                  ----------
                                                         757
                                                  ----------
ELECTRICAL EQUIPMENT (4.7%):
         60,000   Pioneer-Standard
                  Electronics,
                  Inc.                                 1,170
         20,000   Robbins & Myers Inc.                   485
                                                  ----------
                                                       1,655
                                                  ----------
ENGINEERING (0.3%):
          5,000   Corrpro(c)                              93
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FINANCIAL SERVICES (2.4%):
         15,000   Haverfield Corp.                $      203
         16,000   McDonald & Co. Investments             232
         24,000   State Auto Financial                   402
                                                  ----------
                                                         837
                                                  ----------
FOOD DISTRIBUTORS (0.9%):
         10,000   Chiquita Brands                        134
                  International
          7,000   Kroger Co.(c)                          178
                                                  ----------
                                                         312
                                                  ----------
FOREST PRODUCTS (2.9%):
         12,000   Mead Corp.                             621
         15,000   Reynolds & Reynolds Co.                398
                                                  ----------
                                                       1,019
                                                  ----------
HEALTH CARE (0.4%):
          9,000   Health Power, Inc.(c)                  138
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (5.6%):
         25,000   Invacare Corp.                         988
         20,000   Omnicare, Inc.                         972
                                                  ----------
                                                       1,960
                                                  ----------
HOUSEHOLD GOODS (3.1%):
         26,221   Lancaster Colony Corp.                 911
         20,000   Sun Television & Appliance             168
                                                  ----------
                                                       1,079
                                                  ----------
INDUSTRIAL SERVICES (3.9%):
         45,000   ACME Cleveland Corp.                   934
         22,000   Amcast Industrial Corp.                440
                                                  ----------
                                                       1,374
                                                  ----------
INSURANCE (2.4%):
         10,000   Ohio Casualty                          293
         15,000   Progressive Corp.                      566
                                                  ----------
                                                         859
                                                  ----------
MACHINE TOOLS (8.3%):
         15,750   Bearings, Inc.                         488
         17,000   Cincinnati Milacron, Inc.              455
         37,050   Commercial Intertech Corp.             820
         46,500   Gorman Rupp Co.                        703
          8,250   LDI Corp.(c)                            27
          5,000   Monarch Machine Tool Co.                49
         25,000   Telxon Corp.                           393
                                                  ----------
                                                       2,935
                                                  ----------
MANUFACTURING (2.2%):
         10,000   Parker-Hannifin Corp.                  520
          7,000   TRINOVA Corp.                          243
                                                  ----------
                                                         763
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
METALS (1.0%):
         10,000   Brush Wellman, Inc.             $      197
          5,000   Cold Metal Products, Inc.(c)            34
         10,000   Park-Ohio Industries,                  114
                  Inc.(c)
                                                  ----------
                                                         345
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.7%):
         23,000   Diebold, Inc.                          955
                                                  ----------
OIL & GAS EXPLORATION (1.8%):
         33,000   USX -- Marathon Group                  619
                                                  ----------
PAINT, VARNISHES & ENAMELS (1.4%):
         14,000   Sherwin Williams Co.                   499
                                                  ----------
POLLUTION CONTROL SERVICES (0.7%):
         51,100   Mid American Waste
                  Systems(c)                             243
                                                  ----------
PRECISION INSTRUMENTS (1.4%):
         30,000   Keithley Instruments, Inc.             506
                                                  ----------
PRINTING (0.3%):
         20,000   Multi-Color Corp.(c)                    98
                                                  ----------
PUBLISHING (2.0%):
         25,000   Scripps (E.W.) Co.                     716
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS (1.0%):
         16,000   Health Care REIT, Inc.                 348
                                                  ----------
RESTAURANTS (3.3%):
         30,000   Bob Evans Farms, Inc.                  615
         20,000   Frisch's Restaurants                   185
         22,000   Wendy's International                  374
                                                  ----------
                                                       1,174
                                                  ----------
RETAIL (2.8%):
         15,000   Consolidated Stores Corp.(c)           257
         17,000   Fabri-Centers of America,              315
                  Inc.(c)
         15,000   The Limited, Inc.                      320
         10,000   Value City Department
                  Stores,
                  Inc.(c)                                 90
                                                  ----------
                                                         982
                                                  ----------
RUBBER & RUBBER PRODUCTS (1.6%):
          5,000   Cooper Tire & Rubber Co.               123
         12,000   Goodyear Tire & Rubber Co.             456
                                                  ----------
                                                         579
                                                  ----------
SERVICES (NON-FINANCIAL) (0.3%):
          4,200   Roto Rooter, Inc.                      103
                                                  ----------
SHIPPING (0.3%):
          3,000   Oglebay Norton Co.                      98
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (3.3%):
         35,000   Shiloh(c)                       $      333
          9,000   Timken Co.                             363
         25,000   Worthington Industries, Inc.           472
                                                  ----------
                                                       1,168
                                                  ----------
TEXTILE MANUFACTURING (1.1%):
         25,000   Essef Corp.(c)                         394
                                                  ----------
TRANSPORTATION (1.6%):
         22,500   Comair Holding, Inc.                   567
                                                  ----------
TRUCKS (1.2%):
         20,000   Thor Industries, Inc.                  418
                                                  ----------
UTILITIES -- ELECTRIC (3.2%):
         14,000   American Electric Power                459
         22,500   D.P.L., Inc.                           470
         10,000   Ohio Edison                            200
                                                  ----------
                                                       1,129
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (2.0%):
         30,000   Cincinnati Bell                        720
------------------------------------------------------------
TOTAL COMMON STOCKS                                   33,325
------------------------------------------------------------
----------------------------------------------
  RIGHTS & WARRANTS (0.2%)
         10,000   Cincinnati Microwave,                   59
                  Inc.(c)
------------------------------------------------------------
TOTAL RIGHTS & WARRANTS                                   59
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.1%)
        303,843   Federated Treasury                     304
                  Obligation
      1,476,549   Shearson U.S. Treasury Fund          1,476
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           1,780
------------------------------------------------------------
TOTAL (COST $24,640)(B)                           $   35,164
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $35,183.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   12,135
                  Unrealized depreciation             (1,611)
                                                  ----------
                  Net unrealized appreciation     $   10,524
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  CORPORATE BONDS (0.1%)
FRANCE (0.1%):
          1,313   Axa SA Convertible(c),
                    4.50%, 1/1/99                 $     78
----------------------------------------------------------
TOTAL CORPORATE BONDS                                   78
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (97.2%)
AUSTRALIA (1.0%):
  Energy Sources
         60,000   The Broken Hill Proprietary
                    Co., Ltd.(c)                       873
----------------------------------------------------------
TOTAL AUSTRALIA                                        873
----------------------------------------------------------
BRITAIN (9.1%):
  BANKS (1.3%):
        231,000   Standard Chartered Bank            1,119
                                                  --------
  BROADCASTING & PUBLISHING (1.2%):
         78,400   Reed International                 1,009
                                                  --------
  BUSINESS & PUBLIC SERVICES (4.3%):
        122,200   British Airport Authority            932
        122,600   Cable Wireless                       792
         65,800   Carlton Communications Plc.        1,000
        127,800   Reuters                              972
                                                  --------
                                                     3,696
                                                  --------
  OIL & GAS PRODUCTION (1.2%):
        144,400   British Petroleum                  1,040
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.1%):
        311,000   Vodafone                             973
----------------------------------------------------------
TOTAL BRITAIN                                        7,837
----------------------------------------------------------
FINLAND (1.2%):
  ELECTRONIC & ELECTRICAL (1.2%):
         25,000   Nokia AB                           1,022
----------------------------------------------------------
TOTAL FINLAND                                        1,022
----------------------------------------------------------
FRANCE (9.9%):
  ADVERTISING (0.7%):
          5,750   Euro RSCG Worldwide                  634
                                                  --------
  AUTOMOTIVE PARTS (1.3%):
         18,700   Valeo                              1,067
                                                  --------
  ELECTRONIC & ELECTRICAL (2.3%):
            680   LeGrand                              987
         13,300   Schneider                          1,024
                                                  --------
                                                     2,011
                                                  --------
  INSURANCE (1.2%):
         19,700   Axa                                1,040
                                                  --------
  MANUFACTURING - CONSUMER GOODS (1.3%):
          4,550   Pinault-Printemps                  1,031
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  RECREATION/OTHER CONSUMER GOODS (1.9%):
          6,700   BIC Corp.                       $  1,119
          3,600   Castorama(c)                         597
                                                  --------
                                                     1,716
                                                  --------
  RETAIL (1.2%):
          2,120   Carrefour                          1,065
----------------------------------------------------------
TOTAL FRANCE                                         8,564
----------------------------------------------------------
GERMANY (7.6%):
  BANKS (2.1%):
          1,980   Depfa Bank                         1,007
          1,620   Deutsche Bank(c)                     796
                                                  --------
                                                     1,803
                                                  --------
  COSMETICS & RELATED (1.2%):
          1,360   Beiersdorf AG                      1,061
                                                  --------
  ENGINEERING/INDUSTRIAL
  CONSTRUCTION (1.0%):
          2,620   AGIV                                 844
                                                  --------
  HEALTH & PERSONAL CARE (1.1%):
          1,260   Schering                             938
                                                  --------
  MACHINE TOOLS (1.1%):
          3,550   Mannesmann                           970
                                                  --------
  UTILITIES - ELECTRIC (1.1%):
          2,660   Veba                                 994
----------------------------------------------------------
TOTAL GERMANY                                        6,610
----------------------------------------------------------
HOLLAND (8.4%):
  BREWERIES (1.0%):
          6,400   Heineken Holdings                    839
                                                  --------
  COMPUTERS & PERIPHERALS (0.5%):
         10,900   Getronics                            447
                                                  --------
  FOREST PRODUCTS (1.0%):
         29,300   Koninklijke KNP                      885
                                                  --------
  INSURANCE (1.1%):
         18,600   Internationale Nederlanden           982
                                                  --------
  LEISURE (1.2%):
         18,400   Polygram                           1,040
                                                  --------
  POLLUTION CONTROL SERVICES (1.0%):
          7,500   Ver Ned Uitgevers(c)                 840
                                                  --------
  SERVICES (NON-FINANCIAL) (1.2%):
         16,600   Randstad Holdings                    996
                                                  --------
  SHIPPING & SHIPBUILDING (1.0%):
         32,600   IHC Caland                           892
                                                  --------
  WHOLESALE & INTERNATIONAL TRADE (0.4%):
          4,500   Hagemeyer                            389
----------------------------------------------------------
TOTAL HOLLAND                                        7,310
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HONG KONG (5.3%):
  BANKS (1.0%):
        217,000   Guoco Group                     $    824
                                                  --------
  DIVERSIFIED (1.9%):
        197,000   Hutchinson Whampoa                   855
        122,000   Swire Pacific "A"                    816
                                                  --------
                                                     1,671
                                                  --------
  RADIO & TELEVISION (0.8%):
        179,000   Television Broadcast                 666
                                                  --------
  REAL ESTATE (1.6%):
      3,000,000   China Resources                      752
        124,000   Henderson Land                       639
                                                  --------
                                                     1,391
----------------------------------------------------------
TOTAL HONG KONG                                      4,552
----------------------------------------------------------
ITALY (1.8%):
  AUTOMOBILES (0.4%):
         37,800   Pininfarina                          363
                                                  --------
  INSURANCE (0.5%):
         20,000   Assicurazioni Generali               481
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.9%):
        282,000   Telecom Italia                       751
----------------------------------------------------------
TOTAL ITALY                                          1,595
----------------------------------------------------------
JAPAN (33.3%):
  AEROSPACE/DEFENSE (0.8%):
        100,000   Mitsubishi Heavy Industry            726
                                                  --------
  BANKS (4.0%):
         62,000   Asahi Bank                           797
         32,000   Mitsubishi Bank                      785
         47,000   Sanwa Bank                         1,027
         38,000   Sumitomo Bank                        823
                                                  --------
                                                     3,432
                                                  --------
  BUILDING MATERIALS (0.9%):
         22,000   Tostem Corp.                         799
                                                  --------
  BUSINESS & PUBLIC SERVICE (0.6%):
         17,600   Mos Food Services                    517
                                                  --------
  CHEMICALS (1.6%):
         36,000   Shin Etsu Chemical                   698
        127,000   Tosoh Corp.(c)                       676
                                                  --------
                                                     1,374
                                                  --------
  ELECTRICAL EQUIPMENT (3.5%):
          7,300   Keyence(c)                           779
         14,000   Kyocera                            1,083
         28,000   Murata Manufacturing               1,126
                                                  --------
                                                     2,988
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  ELECTRONIC & ELECTRICAL (5.2%):
         52,000   Canon, Inc.                     $    860
         88,000   Hitachi, Ltd.                        896
          9,000   Riso Kagaku                          614
         25,000   Rohm Co., Ltd.                     1,157
         32,000   Tokyo Electron                       998
                                                  --------
                                                     4,525
                                                  --------
  ENGINEERING/INDUSTRIAL CONSTRUCTION (0.3%):
         11,000   Kinden                               219
                                                  --------
  FINANCE (1.6%):
         50,000   Daiwa Securities                     631
         12,000   Nichiei Co.                          767
                                                  --------
                                                     1,398
                                                  --------
  HOUSEHOLD GOODS (0.9%):
         20,400   Amway Japan                          760
                                                  --------
  MANUFACTURING - CAPITAL GOODS (1.2%):
         16,000   Secom & Co.                        1,044
                                                  --------
  MERCHANDISING (0.9%):
         11,000   Seven-eleven Japan                   792
                                                  --------
  PHARMACEUTICALS (1.3%):
         51,000   Yamanouchi Pharmaceutical          1,147
                                                  --------
  RADIO & TELEVISION (0.9%):
          3,270   Nippon Television Network            728
                                                  --------
  REAL ESTATE (0.9%):
         60,000   Sekisui House                        793
                                                  --------
  RUBBER & RUBBER PRODUCTS (1.0%):
         56,000   Bridgestone                          906
                                                  --------
  STEEL (1.8%):
        195,000   Nippon Steel                         775
        268,000   NKK Corp.(c)                         750
                                                  --------
                                                     1,525
                                                  --------
  STORAGE & WAREHOUSING (1.0%):
         51,000   Mitsubishi Warehouse                 880
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.0%):
             98   DDI Corp.                            863
                                                  --------
  UTILITIES - ELECTRIC (0.9%):
         66,000   Matsushita Electric Works            793
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (1.0%):
             99   Nippon Telephone & Telegraph         875
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  WHOLESALE & INTERNATIONAL TRADE (2.0%):
         33,000   Canon Sales                     $    872
        122,000   Itochu Corp.                         828
                                                  --------
                                                     1,700
----------------------------------------------------------
TOTAL JAPAN                                         28,784
----------------------------------------------------------
MALAYSIA (1.9%):
  DIVERSIFIED (0.9%):
        496,000   Renong Berhad                        759
                                                  --------
  FINANCIAL SERVICES (0.5%):
        125,000   Hong Leong Credit                    456
                                                  --------
  FOREST PRODUCTS (0.5%):
         99,000   Adkam Perdana                        445
----------------------------------------------------------
TOTAL MALAYSIA                                       1,660
----------------------------------------------------------
NEW ZEALAND (1.1%):
  FOREST PRODUCTS (1.1%):
        338,000   Fletcher Challenge                   910
----------------------------------------------------------
TOTAL NEW ZEALAND                                      910
----------------------------------------------------------
SINGAPORE (2.0%):
  AIRLINES (1.0%):
         84,000   Singapore Airlines, Series F         808
                                                  --------
  BANKS (1.0%):
         81,000   Overseas Chinese Banking
                    Corp.                              884
----------------------------------------------------------
TOTAL SINGAPORE                                      1,692
----------------------------------------------------------
SPAIN (1.3%):
  DIVERSIFIED (0.3%):
         92,000   Cofir                                299
                                                  --------
  FOOD DISTRIBUTORS (1.0%):
         48,600   Pryca                                861
----------------------------------------------------------
TOTAL SPAIN                                          1,160
----------------------------------------------------------
SWEDEN (5.1%):
  AUTOMOBILES (0.9%):
         41,400   Volvo AB                             777
                                                  --------
  COSMETICS & RELATED (1.3%):
         37,300   Astra A Free(c)                    1,088
                                                  --------
  ELECTRONIC & ELECTRICAL (0.9%):
         41,000   Allgon                               804
                                                  --------
  MANUFACTURING (1.2%):
         16,000   Ericsson (L.M.) Series B           1,059
                                                  --------
  MEDICAL SUPPLIES (0.8%):
         45,000   Arjo                                 700
----------------------------------------------------------
TOTAL SWEDEN                                         4,428
----------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
SWITZERLAND (4.3%):
  DIVERSIFIED (0.9%):
            750   Baer Holdings Bearer            $    788
                                                  --------
  FOOD PROCESSING (1.1%):
            960   Nestle Registered                    941
                                                  --------
  PHARMACEUTICALS (1.1%):
            165   Roche Holdings AG
                    Genusscheine NPV                   995
                                                  --------
  UTILITIES - ELECTRIC (1.2%):
          1,020   Brown Boveri, Series A             1,010
----------------------------------------------------------
TOTAL SWITZERLAND                                    3,734
----------------------------------------------------------
UNITED STATES (3.9%):
  BROKERAGE FIRMS & SECURITY DEALERS (0.3%):
          8,700   Brazilian Investment Co.             273
                                                  --------
  INDUSTRIAL SERVICES (0.9%):
        750,000   China North Industries(c)            750
                                                  --------
  INVESTMENT FUNDS - CLOSED END (2.2%):
         17,000   Chile Fund                           805
         12,700   India Magnum Fund NV A(c)            722
            122   Korea Eurofund(c)                    435
                                                  --------
                                                     1,962
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.5%):
         25,700   Videotron Holdings PLC.(c)           402
----------------------------------------------------------
TOTAL UNITED STATES                                  3,387
----------------------------------------------------------
TOTAL COMMON STOCKS                                 84,118
----------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        667,222   Shearson U.S. Treasury Fund          667
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           667
----------------------------------------------
TOTAL (COST $80,808)(B)                           $ 84,863
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $86,530.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

        Unrealized appreciation      $ 6,255
        Unrealized depreciation       (2,199)
                                     -------
        Net unrealized
          appreciation               $ 4,056
                                     ========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
  FORWARD CURRENCY CONTRACTS

                                                            CONTRACT
                                                             VALUE
                                            CONTRACT         (U.S.         APPRECIATION DELIVERY
                CURRENCY                      PRICE         DOLLARS)       (DEPRECIATION)  DATE
-----------------------------------------   ---------      ----------      --------     -------
CURRENCY SOLD:
Japanese Yen                                84.125032      $ (258,668)     $   (331)     5/2/95
                                                           ----------      --------
     Total currency sold                                   $ (258,668)     $   (331)
                                                            =========      ========
CURRENCY PURCHASED:
Dutch Guilder                                1.514748      $  258,668      $ (5,760)     5/2/95
                                                           ----------      --------
     Total currency purchased                              $  258,668      $ (5,760)
                                                            =========      ========
Net payable for forward currency
  contracts purchased and sold                                             $ (6,091)
                                                                           ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                   Notes to Financial Statements
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Money Market Fund, Limited Term Income Fund, Government Mortgage Fund, Intermediate Income Fund, Investment Quality Bond Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, and International Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION:
--------------------

Investments of the U.S. Government Obligations Fund, the Prime Obligations Fund and the Tax-Free Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities in the Balanced Fund and the International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION:
-----------------------------

The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on a Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities resulting from changes in the exchange rate.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS:
-----------------------

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which Society Asset Management, Inc. (the Funds' investment adviser) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FORWARD CURRENCY CONTRACTS:
----------------------------

A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a Forward or if the value of the currency changes unfavorably.

FUTURES CONTRACTS:
-----------------

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS:
------------------------------------------------------------------

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement no payment is made and no interest accrues. A segregated account is established and maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until settlement date.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Stock Index Fund, the Value Stock Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, and the Balanced Fund.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL INCOME TAXES:
---------------------

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OTHER:
-----

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Victory Portfolios are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All expenses in connection with Intermediate Income, Investment Quality Bond, Balanced, Stock Index, Value, Growth, Special Value, and Special Growth Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of two years commencing with the respective inception dates.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   Limited Term Income Fund.............  $108,053,386       $ 27,036,296
                   Government Mortgage Fund.............  $ 34,141,401       $ 41,957,068
                   Intermediate Income Fund.............  $ 45,696,863       $ 32,245,604
                   Investment Quality Bond Fund.........  $ 53,718,571       $ 49,102,816
                   Ohio Municipal Bond Fund.............  $ 35,466,334       $ 36,043,062
                   Balanced Fund........................  $ 79,112,448       $ 62,383,648
                   Stock Index Fund.....................  $ 20,540,742       $  9,328,966
                   Value Fund...........................  $ 63,655,162       $ 17,814,533
                   Diversified Stock Fund...............  $142,784,968       $116,116,919
                   Growth Fund..........................  $  1,331,614       $ 25,478,542
                   Special Value Fund...................  $ 47,216,203       $ 23,119,184
                   Special Growth Fund..................  $  7,686,792       $ 11,925,297
                   Ohio Regional Stock Fund.............  $  1,531,661       $  2,110,048
                   International Growth Fund............  $ 30,178,013       $ 19,936,541

4. RELATED PARTY TRANSACTIONS:

Investment advisory services are provided to all the Funds by Society Asset Management, Inc. ("SAM"), a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of Society National Bank ("Society"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment and sub-investment advisory agreements, SAM is entitled to receive fees based on a percentage of the average net assets of the Funds. Society serves the Funds as custodian for all funds except the International Growth Fund. Society received no fees from the Funds for providing custodian services except for reimbursement of actual out-of-pocket expenses incurred. During the year ended October 31, 1994, KeyCorp made a capital contribution of $2,506,027 to the Prime Obligations Fund.

Society also serves as Shareholder Servicing Agent for all the Funds. As such, Society provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests,

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Society may receive a fee computed daily as a percentage of the average net assets of the Funds.

Affiliates of The BISYS Group, Inc. ("BISYS") serve as the Fund's administrator and distributor. Effective March 29, 1995, Concord Holding Corporation (the "Administrator"), an indirect, wholly-owned subsidiary of BISYS, became the administrator to the Funds and Victory Broker Dealer Services, Inc. (the "Distributor") became the distributor to the Funds. Prior to March 29, 1995, other affiliates of BISYS served as the Fund's administrator and distributor. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments from the Funds for serving as officers of the Funds. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

    Under the terms of the administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of the Funds. The Distributor receives no fees from the Funds for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1995, the Distributor received $171,000 from commissions earned on sales of shares of the variable net asset value funds all of which the Distributor reallowed to dealers of the Funds' shares, including $74,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average net assets.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Information regarding related party transactions is as follows for the six months ended April 30, 1995:

                                                U.S.                        TAX-FREE
                                              GOVERNMENT      PRIME          MONEY
                                              OBLIGATIONS    OBLIGATIONS     MARKET
                                              FUND             FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .35%           .35%           .35%
Voluntary fee reductions                                                    $ 16,151
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                     $    260
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $140,500       $193,436       $ 67,915

                                              LIMITED                                      INVESTMENT
                                                TERM         GOVERNMENT     INTERMEDIATE   QUALITY
                                               INCOME        MORTGAGE        INCOME          BOND
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .50%           .50%           .75%           .75%
Voluntary fee reductions                      $ 11,015       $ 12,348       $160,661       $122,074
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 38,451       $ 48,386       $ 39,466       $ 32,928

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                OHIO
                                              MUNICIPAL                      STOCK
                                                BOND         BALANCED        INDEX
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .60%          1.00%           .60%
Voluntary fee reductions                      $ 85,187       $293,792       $ 72,524
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                                    $ 70,657
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 20,140       $ 47,761       $ 10,560
Voluntary fee reductions:                                                   $ 17,703

                                                             DIVERSIFIED
                                               VALUE          STOCK          GROWTH
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%           .65%          1.00%
Voluntary fee reductions                      $434,192       $ 58,363       $ 93,184
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                      $    303       $    240
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 70,468       $ 84,805       $ 16,607

                                                                              OHIO
                                              SPECIAL        SPECIAL        REGIONAL       INTERNATIONAL
                                               VALUE          GROWTH         STOCK          GROWTH
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%          1.00%           .75%          1.10%
Voluntary fee reductions                      $192,792       $ 39,953       $  7,022       $ 61,413
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
Voluntary fee reductions                      $    144
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 40,759       $  7,725       $ 11,588       $ 59,708

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

5. MERGERS:

As approved by vote of shareholders of The Victory Funds via proxy dated April 28, 1995, effective June 5, 1995, certain portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Victory Fund to a corresponding investment fund of The Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The portfolios of The Victory Funds merged into existing funds of The Victory Portfolios as follows:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following portfolios of The Victory Funds merged into newly created funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

On March 17, 1994, the Growth Fund acquired all the net assets of the Society Earnings Momentum Fund pursuant to a plan of reorganization approved by the shareholders of the Society Earnings Momentum Fund. The acquisition was accomplished by a tax-free exchange of 858,745 shares of the Growth Fund for the 882,905 shares of the Society Earnings Momentum Fund outstanding on March 17, 1994. These share transactions are included in the Growth Fund's statement of changes in net assets. The Society Earnings Momentum Fund's net assets at March 17, 1994 of approximately $8,794,000, including $649,000 of unrealized appreciation, were combined with those of the Growth Fund. The combined net assets immediately after the acquisition were approximately $70,777,000.
---------------

1 Not included in this report.

THE VICTORY FUNDS                                  Notes to Financial Statements
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Funds (the "Fund"), organized as a Massachusetts business trust on January 6, 1982, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Declaration of Trust permits the Board of Trustees (the "Trustees") to create an unlimited number of Portfolios. Victory New York Tax-Free Portfolio and the Fund for Income Portfolio are two series (of a total of 14 series) of the Fund. Each Portfolio's capitalization consists of an unlimited number of shares of beneficial interest without par value.

On April 30, 1994, all of the assets and liabilities of the Investors Preference New York Tax-Free Fund, Inc. ("IPNY") and the Investors Preference Fund for Income, Inc. ("IPFFI") were acquired by the New York Tax-Free Portfolio and the Fund for Income Portfolio, respectively, of the Fund pursuant to separate Agreements and Plans of Reorganization approved by the shareholders of each IPNY and IPFFI.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies for New York Tax-Free Portfolio and Fund for Income Portfolio (the "Portfolios").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

SECURITIES VALUATION:
--------------------

The securities of the Fund for Income Portfolio that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at the closing over-the counter bid price, if available, or at their fair value as determined in good faith by management following procedures approved by the Fund's Trustees. Short term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost or original cost plus accrued interest, both of which approximates market value.

The securities of New York Tax-Free Portfolio are valued by a pricing service based upon a computerized matrix system or appraisals, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management following procedures approved by the Fund's Trustees.

REPURCHASE AGREEMENTS:
-----------------------

When each Portfolio enters into a repurchase agreement, the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value will be at least equal to the repurchase agreement amount. Each Portfolio monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, each Portfolio intends to seek additional collateral from the seller to terminate the repurchase agreements. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on the disposing of such securities. A repurchase agreement entered into by each Portfolio will be limited to transactions with broker-dealers or domestic banks believed to present minimal credit risks, and each Portfolio will take delivery of all securities underlying the repurchase agreement until such agreement expires.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION:
----------------------------------------------

The New York Tax-Free Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

INCOME TAXES:
-------------

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the New York Tax-Free Portfolio and the Fund for Income Portfolio.

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   New York Tax-Free                      $  1,117,454       $  1,736,206
                   Fund for Income                        $  7,973,666       $ 15,709,007

4. RELATED PARTY TRANSACTIONS:

ADVISORY AGREEMENT:
-------------------

Key Trust Company ("Key Trust") is the investment adviser for each Portfolio and receives a fee based on average daily net assets at an annual rate of 0.55% and 0.50% for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively. For the six months ended April 30, 1995, Key Trust accrued $44,599 and $64,663 in advisory fees, of which $41,068 and $42,981 was voluntarily waived, for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively.

ADMINISTRATION AGREEMENT:
-------------------------

Concord Financial Group (the "Administrator" or "Concord") is the Administrator to each Portfolio under an Administration Agreement with respect to each Portfolio. The Administrator receives an annual fee of 0.15% of each Portfolio's average net assets for services performed under each Portfolio's Administration Agreement. For the six months ended April 30, 1995, the administrator accrued $12,094 and $19,284 from the New York Tax-Free Portfolio and Fund for Income Portfolio, respectively, in administration fees, none of which were waived.

Effective March 29, 1995 Concord became BISYS Investment Services Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS serves as administrator on substantially identical terms as described above.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT:
-----------------------

Victory Broker Dealer Services, Inc. (the "Distributor"), an affiliate of the Administrator, serves as Distributor to each Portfolio. The Distributor sells shares of the Portfolios as agent on behalf of the Fund at no cost to the Portfolios. The Fund has adopted a Distribution and Service Plan (the "Plan") for the Class A shares of New York Tax-Free Portfolio and The Fund for Income Portfolio under Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Adviser or Administrator may use their fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolios. The Fund has adopted a Distribution Plan for Class B shares of New York Tax-Free Portfolio to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Distribution Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less. This fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day.

* Directors fees and expenses for the six months ended April 30, 1995 of $777 for New York Tax-Free Portfolio and $126 for Fund for Income Portfolio were paid to directors having no affiliation with the Fund other than in their capacity as directors.

5. MERGERS:

Effective June 5, 1995, certain Portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Portfolio of the Victory Funds to a corresponding investment fund of the Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The following Portfolios of The Victory Funds merged into existing funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following series of The Victory Funds merged into newly created series of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

As of June 2, 1995 the fund accounting for the Portfolios is being performed by BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of the The BISYS Group, Inc.

6. SPECIAL SHAREHOLDER MEETING:

On April 28, 1995, a special meeting of the shareholders of The Victory Funds was held to consider various proposals, including, among other things, the approval of an Agreement and Plan of Reorganization whereby the 14 series portfolios of The Victory Funds were reorganized into corresponding series of The Victory Portfolios, the election of certain nominees to serve on the Board of Trustees of The Victory Funds and the ratification of the selection of Coopers & Lybrand L.L.P. as independent auditors for each portfolio of The Victory Funds2.
---------------

1 Not included in this report.

2 The April 28, 1995 meeting was adjourned until May 26, 1995 with respect to the New York Tax Free and Fund For Income Portfolios due to a lack of a quorum on such date. On May 26, 1995, a quorum was present and voted the shares of such portfolios as indicated.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

Election of Trustees -- The shareholders of The Victory Funds, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of The Victory Funds. The shareholders of The Victory Funds approved each nominee. The results of such solicitation are as follows:

                           NOMINEE                        VOTES FOR       VOTES WITHHELD
          ------------------------------------------    --------------    ---------------
          Robert G. Brown                               1,306,537,258       38,671,464
          Edward P. Cambell                             1,308,422,096       36,786,627
          Harry Gazelle                                 1,307,262,991       37,945,462
          Thomas F. Morrissey                           1,310,379,551       34,828,901
          Stanley I. Landgraf                           1,308,450,924       36,757,800
          Leigh A. Wilson                               1,310,734,626       34,474,098
          H. Patrick Swygert                            1,311,252,568       34,456,155

Agreement and Plan of Reorganization -- the shareholders of each Portfolio approved an Agreement and Plan of Reorganization with respect to each Portfolio as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,430        15,011         37,413
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,834,471        11,902        105,207

Reclassification and Changes in Fundamental Policies -- The shareholders of the below-listed Portfolios approved certain reclassifications and changes in fundamental policies of the relevant Portfolio (and the successor Portfolio post-reorganization) by the following votes:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,550        15,011         37,293
          NY Tax Free-Class B                           29,267            --          1,666
          Fund for Income                            1,803,283        40,439        107,858

Ratification of Independent Auditors -- the shareholders of each Portfolio ratified the appointment of Coopers & Lybrand L.L.P. as independent auditors for each Portfolio for the next fiscal year as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          891,636           727         31,490
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,860,529         7,123         83,928

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus. Neither the Fund nor Victory Broker Dealer Services, Inc. is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC, the Federal Reserve Board, or any other agency. Victory Broker Dealer Services, Inc., which distributes The Victory Funds, is not affiliated with Key Trust Company. Investing in mutual funds involves risks, including the possible loss of principal amount invested. An investment in a money market Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.032        0.026        0.036        0.060        0.076
Distributions
  Net investment income                       (0.025)       (0.032)      (0.026)      (0.036)      (0.060)      (0.076)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.57%(a)      3.30%        2.62%        3.66%        6.14%        7.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $524,143      $412,048     $515,734     $579,836     $430,248     $376,021
Ratio of expenses to
  average net assets                           0.62%(b)      0.63%        0.60%        0.60%        0.60%        0.62%
Ratio of net investment income
  to average net assets                        5.15%(b)      3.20%        2.57%        3.50%        5.92%        7.56%
Ratio of expenses to
  average net assets*                                        0.80%
Ratio of net investment income
  to average net assets*                                     3.03%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

                                                                     PRIME OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.035        0.030        0.037        0.061        0.078
  Net realized losses on investments                        (0.003)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment
           Activities                          0.025         0.032        0.030        0.037        0.061        0.078
----------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.025)       (0.035)      (0.030)      (0.037)      (0.061)      (0.078)
Capital transactions                                         0.003
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.53%(a)      3.57%        3.05%        3.77%        6.32%        8.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $430,000      $782,303     $720,024     $524,338     $442,263     $444,238
Ratio of expenses to average net assets        0.69%(b)      0.62%        0.60%        0.61%        0.62%        0.62%
Ratio of net investment income to
  average net assets                           5.02%(b)      3.52%        2.96%        3.68%        6.14%        7.76%
Ratio of expenses to average net
  assets*                                                    0.79%
Ratio of net investment income to
  average net assets*                                        3.35%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    TAX-FREE MONEY MARKET FUND
                                           ----------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                           ------------------------------------------------------------
                                                             1994         1993         1992         1991         1990
                                           SIX MONTHS      --------     --------     --------     --------     --------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $    100
-----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.016         0.021        0.020        0.027        0.043        0.054
Distributions
  Net investment income                        (0.016)       (0.021)      (0.020)      (0.027)      (0.043)      (0.054)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                    1.66%(a)      2.17%        2.06%        2.77%        4.44%        5.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $ 209,606      $198,561     $189,351     $151,012     $129,601     $134,652
Ratio of expenses to average net assets         0.61%(b)      0.60%        0.59%        0.61%        0.62%        0.63%
Ratio of net investment income to
  average net assets                            3.32%(b)      2.14%        2.04%        2.70%        4.29%        5.32%
Ratio of expenses to average net
  assets*                                       0.63%(b)      0.79%        0.60%
Ratio of net investment income to
  average net assets*                           3.30%(b)      1.95%        2.02%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                                           Financial Highlights
--------------------------------------------------------------------------------

                                                                  NEW YORK TAX-FREE PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                        -------------------------------------------------
                                                 CLASS B                                 PERIOD
                                      -----------------------------                       FROM
                                                       PERIOD FROM                     JANUARY 1,
                                                      SEPTEMBER 26,                     1994 TO           YEARS ENDED
                                                         1994 TO                        OCTOBER          DECEMBER 31,
                                                       OCTOBER 31,                        31,         -------------------
                                                          1994          SIX MONTHS        1994         1993        1992
                                                      -------------       ENDED        ----------     -------     -------
                                                                        APRIL 30,
                                                                           1995
                                                                        ----------
                                      SIX MONTHS                        (UNAUDITED)
                                         ENDED
                                       APRIL 30,
                                         1995
                                      -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 12.39            $12.62        $  12.39       $  13.54      $ 12.76     $ 12.50
-------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                  0.31             0.07             0.32           0.57         0.70        0.74
    Net realized and unrealized
      gains (losses) on
      investments                          0.27            (0.23)            0.30          (1.15)        0.84        0.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment
      activities                           0.58            (0.16)            0.62          (0.58)        1.54        1.00
-------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                 (0.30)           (0.07)           (0.33)         (0.57)       (0.70)      (0.74)
    Net realized gains                    (0.17)              --            (0.17)            --        (0.06)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   (0.47)           (0.07)           (0.50)         (0.57)       (0.76)      (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 12.50           $12.39         $  12.51       $  12.39      $ 13.54     $ 12.76
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charge)                                  4.80%(b)        (1.25)%(b)        5.16%(b)      (4.31)%(b)   12.34%       8.26%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $   834               --         $ 15,974       $ 17,840      $28,530     $26,034
Ratio of expenses to average net
  assets                                   2.72%(c)         0.52%(c)         1.10%(c)       0.91%(c)     0.87%       0.66%
Ratio of net investment income to
  average net assets                       9.48%(c)         5.94%(c)         5.18%(c)       5.33%(c)     5.28%       5.89%
Ratio of expenses to average net
  assets*                                  3.07%(c)         0.86%(c)         1.45%(c)       1.25%(c)     0.96%       0.96%
Ratio of net investment income to
  average net assets*                      9.13%(c)         5.60%(c)         4.83%(c)       4.99%(c)     5.19%       5.59%
Portfolio turnover rate                   17.00%           18.00%           17.00%         18.00%       12.00%      14.00%


                                    PERIOD FROM
                                    FEBRUARY 11,
                                      1991 TO
                                    DECEMBER 31,
                                      1991(A)
                                    ------------

NET ASSET VALUE, BEGINNING OF
 PERIOD                               $  12.00
----------------------------------
Investment Activities
    Net investment income                 0.64
    Net realized and unrealized
      gains (losses) on
      investments                         0.50
----------------------------------
    Total from investment
      activities                          1.14
----------------------------------
Distributions
    Net investment income                (0.64)
    Net realized gains                      --
----------------------------------
    Total Distributions                  (0.64)
----------------------------------
NET ASSET VALUE, END OF PERIOD        $  12.50
----------------------------------
Total Return (excludes sales
  charge)                                11.06%(b)
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 20,995
Ratio of expenses to average net
  assets                                  0.45%(c)
Ratio of net investment income to
  average net assets                      6.28%(c)
Ratio of expenses to average net
  assets*                                 0.95%(c)
Ratio of net investment income to
  average net assets*                     5.78%(c)
Portfolio turnover rate                  61.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                          FUND FOR INCOME PORTFOLIO
                                            --------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                           FEBRUARY 1,
                                                             1994 TO                       YEARS ENDED JANUARY 31,
                                                           OCTOBER 31,     -------------------------------------------------------
                                                              1994          1994        1993        1992        1991        1990
                                            SIX MONTHS     -----------     -------     -------     -------     -------     -------
                                              ENDED
                                            APRIL 30,
                                               1995
                                            ----------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.43        $ 10.14       $ 10.57     $ 10.55     $ 10.19     $  9.90     $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                       (0.05)          0.52          0.80        0.80        0.85        0.91        0.93
    Net realized and unrealized gains
      (losses) on investments                    0.58          (0.71)        (0.41)       0.06        0.36        0.29        0.17
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment activities             0.53          (0.19)         0.39        0.86        1.21        1.20        1.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                       (0.35)         (0.52)        (0.80)      (0.80)      (0.85)      (0.91)      (0.93)
    Net realized gains                             --             --         (0.02)      (0.04)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.35)         (0.52)        (0.82)      (0.84)      (0.85)      (0.91)      (0.93)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   9.61        $  9.43       $ 10.14     $ 10.57     $ 10.55     $ 10.19     $  9.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)             5.70%(a)      (1.99)%(a)     3.75%       8.45%      12.34%      12.75%      11.77%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 24,713        $29,358       $46,632     $55,075     $58,055     $44,097     $35,788
Ratio of expenses to average net assets          0.57%(b)       1.12%(b)      1.13%       1.12%       0.92%       0.50%       0.29%
Ratio of net investment income to
  average net assets                             3.51%(b)       7.21%(b)      7.65%       7.56%       8.18%       9.15%       9.34%
Ratio of expenses to average net assets*         0.74%(b)       1.26%(b)
Ratio of net investment income to
  average net assets*                            3.34%(b)       7.07%(b)
Portfolio turnover                              27.00%         18.00%        47.00%      23.00%      24.00%       5.00%       5.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.

(b) Annualized

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                   LIMITED TERM INCOME FUND
                                         ----------------------------------------------------------------------------
                                                                           YEARS ENDED OCTOBER 31,
                                                         ------------------------------------------------------------
                                                           1994         1993         1992         1991         1990
                                         SIX MONTHS      --------     --------     --------     --------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $  10.53     $  10.45     $  10.33     $  10.02     $  10.04
---------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.27          0.54         0.57         0.64         0.73         0.76
  Net realized and unrealized gains
    (losses) on investments                    0.11         (0.61)        0.08         0.13         0.31        (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.38         (0.07)        0.65         0.77         1.04         0.75
---------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.28)        (0.54)       (0.57)       (0.64)       (0.73)       (0.77)
  Net realized gains                                        (0.04)                    (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.28)        (0.58)       (0.57)       (0.65)       (0.73)       (0.77)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    9.98      $   9.88     $  10.53     $  10.45     $  10.33     $  10.02
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          3.80%(a)     (0.66)%       6.39%        7.77%       10.82%        7.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 168,112      $ 79,150     $ 81,771     $ 55,565     $ 43,763     $ 31,303
  Ratio of expenses to average net
    assets                                     0.77%(b)      0.79%        0.77%        0.78%        0.80%        0.82%
  Ratio of net investment income to
    average net assets                         5.86%(b)      5.29%        5.49%        6.18%        7.20%        7.63%
  Ratio of expenses to average net
    assets*                                    0.79%(b)      0.97%        0.78%
  Ratio of net investment income to
    average net assets*                        5.84%(b)      5.10%        5.48%
  Portfolio turnover                          24.49%        41.26%       50.27%       14.97%        9.79%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

                                                                     GOVERNMENT MORTGAGE FUND
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED OCTOBER 31,                  MAY 18, 1990
                                         ENDED APRIL     ----------------------------------------------     TO OCTOBER 31,
                                          30, 1995         1994         1993         1992        1991          1990(A)
                                         -----------     --------     --------     --------     -------     --------------

                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $   10.33      $  11.36     $  11.07     $  10.73     $ 10.18        $  10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.36          0.68         0.66         0.74        0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.32         (1.02)        0.32         0.34        0.55            0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.68         (0.34)        0.98         1.08        1.35            0.53
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.37)        (0.67)       (0.66)       (0.74)      (0.80)          (0.35)
  Net realized gains                          (0.08)        (0.02)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.45)        (0.69)       (0.69)       (0.74)      (0.80)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   10.56      $  10.33     $  11.36     $  11.07     $ 10.73        $  10.18
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          6.64%(b)     (3.01)%       9.05%       10.34%      13.77%           5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 143,435      $148,168     $132,738     $ 73,660     $42,616        $ 31,972
  Ratio of expenses to average net
    assets                                     0.77%(c)      0.76%        0.75%        0.77%       0.78%           0.82%(c)
  Ratio of net investment income to
    average net assets                         6.99%(c)      6.38%        5.92%        6.82%       7.68%           7.98%(c)
  Ratio of expenses to average net
    assets*                                    0.79%(c)      0.96%        0.76%
  Ratio of net investment income to
    average net assets*                        6.97%(c)      6.18%        5.92%
  Portfolio turnover                          24.12%       131.63%       50.18%       11.19%      20.70%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                          INTERMEDIATE INCOME FUND          INVESTMENT QUALITY BOND FUND
                                     ----------------------------------  ----------------------------------
                                                         DECEMBER 10,                        DECEMBER 10,
                                                             1993                                1993
                                                        TO OCTOBER 31,                      TO OCTOBER 31,
                                                           1994(A)                             1994(A)
                                     SIX MONTHS ENDED  ----------------  SIX MONTHS ENDED  ----------------
                                        APRIL 30,                           APRIL 30,
                                           1995                                1995
                                     ----------------                    ----------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.25          $  10.00          $   9.10          $  10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.30              0.52              0.31              0.53
  Net realized and unrealized gains
    (losses) on investments                  0.17             (0.76)             0.29             (0.92)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.47             (0.24)             0.60             (0.39)
-----------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.31)            (0.51)            (0.32)            (0.51)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   9.41          $   9.25          $   9.38          $   9.10
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   5.07%(b)         (2.48)%(b)         6.74%(b)         (3.92)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $133,225          $112,923          $ 92,202          $ 94,685
  Ratio of expenses to average net
    assets                                   0.81%(c)          0.79%(c)          0.84%(c)          0.79%(c)
  Ratio of net investment income to
    average net assets                       6.65%(c)          6.23%(c)          6.89%(c)          6.33%(c)
  Ratio of expenses to average net
    assets*                                  1.08%(c)          1.25%(c)          1.10%(c)          1.25%(c)
  Ratio of net investment income to
    average net assets*                      6.38%(c)          5.77%(c)          6.63%(c)          5.87%(c)
  Portfolio turnover                        28.74%            55.06%            54.92%            89.92%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                     OHIO MUNICIPAL BOND FUND
                                           -----------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,                MAY 18, 1990
                                                           ------------------------------------------     TO OCTOBER 31,
                                                            1994        1993        1992        1991         1990(A)
                                           SIX MONTHS      -------     -------     -------     ------     --------------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.33       $ 11.52     $ 10.52     $ 10.37     $10.06         $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.26          0.49        0.52        0.60       0.65           0.28
  Net realized and unrealized gains
    (losses) on investments                     0.52         (0.94)       1.00        0.15       0.31           0.04
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities            0.78         (0.45)       1.52        0.75       0.96           0.32
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                         0.26         (0.49)      (0.52)      (0.60)     (0.65)         (0.26)
  Net realized gains                                         (0.25)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.26)        (0.74)      (0.52)      (0.60)     (0.65)         (0.26)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 10.85       $ 10.33     $ 11.52     $ 10.52     $10.37         $10.06
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           7.67%(b)     (4.08)%     14.75%       7.34%      9.87%          3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)            $58,137       $57,704     $50,676     $17,676     $8,042         $6,315
  Ratio of expenses to average net
    assets                                      0.64%(c)      0.51%       0.42%       0.09%      0.01%          0.38%(c)
  Ratio of net investment income to
    average net assets                          4.88%(c)      4.58%       4.77%       5.76%      6.39%          6.11%(c)
  Ratio of expenses to average net
    assets*                                     0.95%(c)      1.09%       0.86%       0.84%      0.82%          1.17%(c)
  Ratio of net investment income to
    average net assets*                         4.58%(c)      4.01%       4.33%       5.01%      5.58%          5.32%(c)
  Portfolio turnover                           64.80%        52.59%     150.76%      47.28%     15.06%         17.62%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED FUND                 STOCK INDEX FUND                  VALUE FUND
                                        ---------------------------     --------------------------     ---------------------------
                                                       DECEMBER 10,                    DECEMBER 3,                    DECEMBER 3,
                                                         1993 TO                         1993 TO                        1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED         1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      -----------     APRIL 30,      ------------
                                                                           1995                           1995
                                        SIX MONTHS                      ----------                     ----------
                                          ENDED                         (UNAUDITED)                    (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.62        $  10.00        $  10.18       $   10.00       $  10.13        $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.21            0.33            0.12            0.20           0.14            0.21
  Net realized and unrealized gains
    (losses) on investments                  0.62           (0.39)           0.92            0.16           0.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.83           (0.06)           1.04            0.36           0.93            0.32
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.24)          (0.32)          (0.13)          (0.18)         (0.14)          (0.19)
  Net realized gains                                                                                       (0.17)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.24)          (0.32)          (0.13)          (0.18)         (0.31)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.21        $   9.62        $  11.09       $   10.18       $  10.75        $  10.13
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   8.77%(b)       (0.57)%(b)      10.28%(b)        3.66%(b)       9.43%(b)        3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $158,762        $127,285        $105,834       $  89,686       $261,830        $188,184
  Ratio of expenses to average net
    assets                                   0.91%(c)        0.87%(c)        0.58%(c)        0.58%(c)       0.91%(c)        0.92%(c)
  Ratio of net investment income to
    average net assets                       4.30%(c)        3.97%(c)        2.48%(c)        2.35%(c)       2.88%(c)        2.32%(c)
  Ratio of expenses to average net assets*      1.32%(c)       1.49%(c)      0.92%(c)        1.10%(c)       1.29%(c)        1.48%(c)
  Ratio of net investment income to
    average net assets*                      3.89%(c)        3.35%(c)        2.14%(c)        1.82%(c)       2.50%(c)        1.76%(c)
  Portfolio turnover                        45.32%         118.49%          11.06%           1.44%          8.95%          39.05%

------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                  DIVERSIFIED STOCK FUND
                                        ---------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         1994         1993         1992         1991         1990
                                        SIX MONTHS     --------     --------     --------     --------     --------
                                          ENDED
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.68      $  13.39     $  12.16     $  11.44     $   9.25     $   9.90
-------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.14          0.25         0.18         0.19         0.23         0.26
  Net realized and unrealized gains
    (losses) on investments                  1.05          0.64         1.50         1.11         2.20        (0.67)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         1.19          0.89         1.68         1.30         2.43        (0.41)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.15)        (0.23)       (0.21)       (0.19)       (0.24)       (0.24)
  Net realized gains                        (1.38)        (1.37)       (0.24)       (0.39)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (1.53)        (1.60)       (0.45)       (0.58)       (0.24)       (0.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.34      $  12.68     $  13.39     $  12.16     $  11.44     $   9.25
-------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                  10.83%(a)      7.39%       14.04%       11.57%       27.50%       (4.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $321,593      $263,227     $257,405     $227,839     $177,472     $121,754
  Ratio of expenses to average net
    assets                                   0.87%(b)      0.89%        0.89%        0.91%        0.91%        0.91%
  Ratio of net investment income to
    average net assets                       2.35%(b)      2.06%        1.45%        1.63%        2.06%        2.75%
  Ratio of expenses to average net
    assets*                                  0.91%(b)      1.10%        0.90%
  Ratio of net investment income to
    average net assets*                      2.31%(b)      1.86%        1.43%
  Portfolio turnover                        43.76%       103.62%       86.32%       74.83%       50.78%       63.10%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                GROWTH FUND                 SPECIAL VALUE FUND              SPECIAL GROWTH FUND
                                        ---------------------------     ---------------------------     ---------------------------
                                                       DECEMBER 3,                     DECEMBER 3,                     DECEMBER 3,
                                                         1993 TO                         1993 TO                         1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED          1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      ------------     APRIL 30,      ------------
                                                                           1995                            1995
                                        SIX MONTHS                      ----------                      ----------
                                          ENDED                         (UNAUDITED)                     (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  10.23        $  10.00        $  10.49        $  10.00        $   8.90       $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.06            0.10            0.08            0.11            0.01             0.02
  Net realized and unrealized gains
    (losses) on investments                  0.64            0.22            0.82            0.48            0.45            (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.70            0.32            0.90            0.59            0.46            (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.06)          (0.09)          (0.08)          (0.10)          (0.01)           (0.02)
  Net realized gains                        (0.05)                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.11)          (0.09)          (0.13)          (0.10)          (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.82        $  10.23        $  11.26        $  10.49        $   9.35       $     8.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   6.91%(b)        3.22%(b)        8.65%(b)        5.92%(b)        5.20%(b)    (10.81)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $ 43,861        $ 66,921        $153,591        $118,600        $ 19,386       $   24,593
  Ratio of expenses to average net
    assets                                   1.03%(c)        0.94%(c)        1.01%(c)        1.00%(c)        1.16%(c)      0.98%(c)
  Ratio of net investment income to
    average net assets                       1.11%(c)        1.10%(c)        1.57%(c)        1.23%(c)        0.25%(c)      0.24%(c)
  Ratio of expenses to average net assets*      1.39%(c)       1.51%(c)      1.31%(c)        1.49%(c)        1.54%(c)      1.58%(c)
  Ratio of net investment income
    (loss) to average net assets*            0.75%(c)        0.52%(c)        1.27%(c)        0.74%(c)       (0.14)%(c)     (0.36)(c)
  Portfolio turnover                         2.56%          28.09%          18.88%          17.90%          39.58%          118.39%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                 OHIO REGIONAL STOCK FUND
                                         ------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                          1994        1993        1992        1991         1990
                                         SIX MONTHS      -------     -------     -------     -------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.56       $ 14.69     $ 12.12     $ 11.15     $  6.75     $   9.72
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       0.09          0.18        0.16        0.20        0.21         0.24
  Net realized and unrealized gains
    (losses) on investments                   0.85          0.39        2.63        1.07        4.39        (2.98)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          0.94          0.57        2.79        1.27        4.60        (2.74)
-----------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                      (0.09)        (0.17)      (0.18)      (0.21)      (0.20)       (0.23)
  Net realized gains                         (0.74)        (0.53)      (0.04)      (0.09)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.83)        (0.70)      (0.22)      (0.30)      (0.20)       (0.23)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.67       $ 14.56     $ 14.69     $ 12.12     $ 11.15     $   6.75
-----------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         7.06%(a)      3.96%      23.16%      11.50%      68.68%      (28.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)          $35,183       $33,965     $34,926     $36,115     $27,092     $ 13,039
  Ratio of expenses to average net
    assets                                    1.18%(b)      1.04%       1.04%       1.04%       1.08%        1.11%
  Ratio of net investment income to
    average net assets                        1.27%(b)      1.27%       1.17%       1.73%       2.16%        2.66%
  Ratio of expenses to average net
    assets*                                   1.22%(b)      1.27%       1.06%
  Ratio of net investment income to
    average net assets*                       1.22%(b)      1.04%       1.15%
  Portfolio turnover                          4.86%        14.38%       7.25%       7.56%      14.59%       11.17%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL GROWTH FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                  YEARS ENDED OCTOBER 31,                 MAY 18, 1990
                                          APRIL 30,      --------------------------------------------     TO OCTOBER 31,
                                            1995          1994         1993        1992        1991          1990(A)
                                         -----------     -------     --------     -------     -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.32      $ 11.93     $   8.93     $  9.20     $  9.46        $  10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             (0.01)       (0.03)      (0.02)       0.51            0.09
  Net realized and unrealized gains
    (losses) on investments                   (0.79)        1.40         3.03       (0.17)      (0.25)          (0.55)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          (0.79)        1.39         3.00       (0.19)       0.26           (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                             (0.01)      (0.52)          (0.08)
  Net realized gains                          (0.62)                                (0.07)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   11.91      $ 13.32     $  11.93     $  8.93     $  9.20        $   9.46
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         (5.82)%(b)   11.65%       33.59%      (2.08)%      2.93%          (4.54)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $  86,530      $81,307     $ 30,629     $11,091     $ 5,682        $  9,878
  Ratio of expenses to average net
    assets                                     1.51%(c)     1.48%        1.46%       1.56%       1.72%           1.70%(c)
  Ratio of net investment income
    (loss) to average net assets              (0.29)%(c)   (0.51)%      (0.74)%     (0.20)%      5.97%           2.51%%(c)
  Ratio of expenses to average net
    assets*                                    1.66%(c)     1.83%        1.63%       1.72%
  Ratio of net investment loss to
    average net assets*                       (0.45)%(c)   (0.86)%      (0.91)%     (0.35)%
  Portfolio turnover                          26.04%       50.66%       45.43%      91.92%     102.53%          12.16%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                    [LOGO]

                              THE VICTORY FUNDS


                                1-800-539-FUND


                                RS/VP-001 5/95

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                                 U.S. POSTAGE
                                     PAID
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                                  Permit 469




                                    [LOGO]

                              THE VICTORY FUNDS

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                                RS/VP-001 5/95

                  [This page left blank intentionally]

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                           THE DIVERSIFIED STOCK FUND








 February 1,  1996


    This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - The Diversified Stock Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


Investment Policies and Limitations    1             INVESTMENT ADVISER
Valuation of Portfolio Securities      7      KeyCorp Mutual Fund Advisers, Inc.
Additional Purchase and
Redemption Information                 8
Management of the Victory Portfolios  10           INVESTMENT SUB-ADVISER
Advisory and Other Contracts          19        Society Asset Management, Inc.
Additional Information                26
Independent Auditor's Report          31               ADMINISTRATOR
Financial Statements                  31         Concord Holding Corporation
Appendix                              32
                                                        DISTRIBUTOR
                                            Victory Broker-Dealer Services, Inc.

                                                       TRANSFER AGENT
                                             Primary Funds Services Corporation

                                                          CUSTODIAN
                                                Key Trust Company of Ohio, N.A.

                      STATEMENT OF ADDITIONAL INFORMATION




         The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), representing interests in twenty-eight separate investment portfolios . This Statement of Additional Information relates to The Diversified Stock Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus . No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT POLICIES AND LIMITATIONS


Additional Information on Fund Instruments

         The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.

         Bankers' Acceptances and Certificates of Deposit. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.

         The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.


         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Victory Portfolios' Board of Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

         Variable Amount Master Demand Notes. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. (See Variable and Floating Rate Notes.)

         Foreign Investment. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices are more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers, foreign branches of U.S. banks and of foreign banks. The Fund will acquire such securities only when Key Advisers or the Sub-Adviser believes the risks associated with such investments are minimal.

         Variable and Floating Rate Notes. The Fund may acquire variable and floating rate notes, subject to its investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment,can reasonably be expected tohave a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the SubAdviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser willconsider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

        4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

        As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

        Options. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write call options on its common stocks in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Miscellaneous Securities. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund will only purchase preferred stocks where the issuer is publicly traded and has capital in excess of $200 million.

         The Fund also may invest, consistent with its investment objective and policies, in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

         "When-Issued" Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the Victory Portfolios' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

         U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Trustees. The Fund intends to limit its securities lending to 33 1/3% of total assets.

         Other Investment Companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in money market funds of the Victory Portfolios. Key Advisers and/or the Sub-Adviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees.

         Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Victory Portfolios' Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including the accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Restrictions

         The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION - Miscellaneous" of this Statement of Additional Information).

         THE FUND MAY NOT:

         1. Participate on a joint or joint and several basis in any securities trading account.

         2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

         3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

         4. Issue any senior security (as defined in the 1940 Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

         5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

         6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

         7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

         8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

         The following restrictions are not fundamental and may be changed without shareholder approval:

         1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

         3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.

         4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A ("Restricted Securities"), or securities offered pursuant to Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

         5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

         6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.

         7.   Buy state, municipal, or private activity bonds.

State Regulations

         In addition, each of the Victory Portfolios, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Victory Portfolios' shareholders: (i) the Victory Portfolios has represented to the Texas State Securities Board, on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and
(ii) the Victory Portfolios has represented to the Texas State Securities Board on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest more than 5% of their net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

         The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

FUTURE DEVELOPMENTS

                    The Fund may take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and Statement of Additional Information. Prior to commencing any new investment practice, the Fund will notify shareholders by means of prospectus supplement.


Portfolio Turnover


                    The turnover rate for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

In the fiscal years ended October 31, 1994 and 1993, the Fund's portfolio turnover rates were 103.62% and 86%, respectively.

                        VALUATION OF PORTFOLIO SECURITIES

                    Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board of Trustees.


                                   PERFORMANCE

                    As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

                    Yield and total return information may be useful to investors in reviewing the Victory Portfolios' performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

                    STANDARDIZED YIELDS. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

            Standardized Yield = 2 [[(a-b + 1)to the sixth power] - 1]
                                                ---------
                                                    cd

                    The symbols above represent the following factors:

          a =         dividends and interest earned during the 30-day period.
          b =         expenses accrued for the period (net of any expense
                      reimbursements).
          c =         the average daily number of shares of that class
                      outstanding during the 30-day period
                      that were entitled to receive dividends.
          d =         the maximum offering price per share of the class on the
                      last day of the period, adjusted for undistributed net investment income.

          The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended April 30, 1995 was ____% .

          DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class =

           Dividends of the Class + Number of days (accrual period) x 365
             -----------------------------------------------------------
                Max. Offering Price of the Class (last day of period)

          The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges.

          From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value for the 30-day period ended April 30, 1995 were ____% and ____%, respectively.

          TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                      (  ERV  )1 to the Nth - 1 = Average Annual Total Return
                        -----
                      (   P     )

          The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                      ERV - P = Total Return
                         P

          In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown any net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to April 30, 1995 (life of fund) at maximum offering price were ___% and ____%, respectively. For the one and five year periods ended April 30, 1995 annual total returns for Class A were ______% and _____%, respectively.

          From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to April 30, 1995 (life of fund), at net asset value, was ____% and ___%, respectively. For the one and five year periods ended April 30, 1995, average annual total return for Class A shares was ___% and ___%, respectively.

          OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (i) all other funds, excluding money market funds, and (ii) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

          From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star. Morningstar ranks the Class A and Class B shares of the Fund in relation to other taxable bond funds.

          The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgaged-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not application to indices.

          From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objective in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

          Investors may also judge, and the Fund may at times advertise, performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC/Donoghue's Money Fund Reports, Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

          Advertisements  and  sales  literature  may  include   discussions  of
specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

          Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, its investment philosophy.

          When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.


             ADDITIONAL PURCHASE EXCHANGE AND REDEMPTION INFORMATION


The Victory Portfolios (see "Description of Victory Portfolios" below) is open for business and the NAV of each class of shares of the Fund is calculated on each Business Day. A Business Day is every day on which the NYSE is open for business, the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The NAV of each class is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time (the "Valuation Time")) on each Business Day of the Fund. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The holiday closing schedule is subject to change.

          When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's NAVs at Valuation Time. A Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days.

          [If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.]

          Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

          In the Prospectus, the Victory Portfolios, Key Advisers and the Sub-Adviser have notified shareholders that they reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                         ADDITIONAL PURCHASE INFORMATION

          ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

          The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

          CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

          The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

          The methodology for calculating the net asset value, dividends and distributions of the Fund Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses included (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

          REDUCED SALES CHARGE. Reduced sales charges are applicable to purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other Victory Portfolios made at any one time. To obtain the reduction of the sales charge, you or your investment professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable sales charge.

          The contingent deferred sales charge is waived on Class B shares in the following cases: (i) shares sold to Key Advisers, the Sub-Adviser or their affiliates; (ii) shares issued in plans of reorganization to which the Fund is a party; and (iii) shares redeemed in involuntary redemptions.

          In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

          COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one investment professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

          RIGHTS OF ACCUMULATION. Your "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's NAV at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

          LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

          Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

          If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

          If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


                         ADDITIONAL EXCHANGE INFORMATION

          Class A shares of the Victory Portfolios (see "Description of Victory Portfolios" below) may be exchanged for shares of any Victory money market fund or any Victory Portfolios with a reduced sales charge. Shares of any Victory money market portfolio or any Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market portfolio may be used to purchase Class B shares of the Fund.)

          Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. The CDSC applicable to Class B shares is imposed on Class B shares redeemed within six years of the initial purchase of the exchanged Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest" in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.

                        ADDITIONAL REDEMPTION INFORMATION

          REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares, or
(ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund. For information on which funds are available for the Reinstatement Privilege, please consult your program materials.

                           DIVIDENDS AND DISTRIBUTIONS

          The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

          The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

          For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


Additional Tax Information


          It is the policy of each fund of the Victory Portfolios to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Code, for so long as such qualification is in the best interest of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Victory Portfolios expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.


          In order to qualify as a RIC, each fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Victory Portfolios control and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Victory Portfolios may engage in short-term trading and concentrate investments. If a fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

          A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

          Certain investment and hedging activities of a fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Victory Portfolios and their securities.

          Each fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide (or provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


          Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Victory Portfolios. No attempt has been made to present a complete explanation of the federal tax treatment of a fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a fund of these Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                      MANAGEMENT OF THE VICTORY PORTFOLIOS

Board of Trustees

         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                               Position(s) Held
                               With the Victory        Principal Occupation
Name, Address and Age          Portfolios              During Past 5 Years
---------------------          --------------------    -------------------
Robert G. Brown, 72
5460 N. Ocean Drive
Singer Island, FL  33404       Trustee                 Retired; from October 1983 to November 1990, President,
                                                       Cleveland Advanced Manufacturing Program (non-profit
                                                       corporation engaged in regional economic development);
                                                       Trustee, The Victory Funds.

Edward P. Campbell, 45
Nordson Corporation
28601 Clemens Road
Westlake, OH  44145            Trustee                 From March, 1994 to present, Executive Vice President and
                                                       Chief Operating Officer of Nordson Corporation
                                                       (manufacturer of application equipment); from May, 1988
                                                       March 1994, Vice President of Nordson Corporation; from
                                                       1987 to August 1994, member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May 1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds and Spears, Benzak, Salomon and Farrell
                                                       ("SBSF") Funds.
Dr. Harry Gazelle, 67
17822 Lake Road
Lakewood, Ohio  44107          Trustee                 Retired radiologist, Drs. Hill and Thomas Corp. Trustee,
                                                       The Victory Funds.







Dr. Thomas F. Morrissey, 62
Weatherhead School of
   Management
Case Western Reserve
  University
10900 Euclid Avenue
Cleveland, OH  44106-7235      Trustee                 1995 Visiting Scholar, Bond University, Queensland,
                                                       Australia; Professor, Weatherhead School of Management,
                                                       Case Western Reserve University; from 1989 to 1995,
                                                       Associate Dean of Weatherhead School of Management;
                                                       from 1987 to August 1994, Member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May  1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds.

Stanley I. Landgraf, 70
41 Traditional Lane
Albany, NY  12211              Trustee                 Retired; currently, Trustee, Rensselaer Polytechnic Institute;
                                                       Director, Elenel Corporation, Albany International
                                                       Corporation and Mechanical Technology, Inc.; Member,
                                                       Board of Overseers, School of Management, Rensselaer
                                                       Polytechnic Institute; Member, The Fifty Group (a Capital
                                                       Region business organization); Trustee, The Victory Funds.

Leigh A. Wilson*, 51
River Tower
420 East 54th Street
Apt. 10H
New York, NY  10022            Trustee and President   From 1989 to present, Chairman and Chief Executive
                                                       Officer,        Glenleigh
                                                       International    Limited;
                                                       from   1984-1989,   Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and SBSF Funds.

Dr. H. Patrick Swygert, 52
Howard University
2400 6th Street, N.W.
Suite 320
Washington, D.C. ___           Trustee                 Currently President, Howard University; Trustee, The
                                                       Victory Funds; formerly President, State University of New
                                                       York at Albany; formerly, Executive Vice President,
                                                       Temple University.

------------
* Mr. Wilson is deemed to be an "interested person" of The Victory Portfolios under the 1940 Act solely by reason of his position as President.

         The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Morrissey, Brown and Landgraf (Chairman), who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Board of Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as disinterested Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

         The Investment Policy Committee met four times during the current fiscal year commencing November 1, 1994. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met once since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the current fiscal year prior to May 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

         Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the Funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

         The following tables indicate the compensation received by each Trustee during the fiscal year of the Funds which ended on October 31, 1995:


                                                The Victory   The Victory                            The Victory       The Victory
                              The Victory       Diversified   Government          The Victory        Intermediate     International
                           Balanced Fund1/       Stock Fund  Mortgage Fund1/      Growth Fund2/      Income Fund      Growth Fund2/
                           ---------------       ----------  ---------------      -------------      -----------      -------------
Robert G. Brown,
    Trustee ........            $1,178.91         $2,331.48         $1,126.45         $1,168.23           $980.48           $880.52

Edward P. Campbell,
  Trustee ..........             1,539.75          2,009.87          1,174.17            740.45            841.67            670.63

Harry Gazelle,
  Trustee ..........               974.79          1,929.86            919.93            987.41            809.59            735.72

John W. Kemper,
  Trustee* .........               541.57          1,060.05            589.95            843.06            458.81            506.60

Thomas F. Morrissey,
  Trustee ..........             1,539.75          2,009.87          1,174.17          1,151.74            841.67            802.87

Stanley I. Landgraf,
  Trustee ..........             1,014.75          2,009.87            949.17            842.51            841.67            708.01

Leigh A. Wilson,
  Trustee ..........             1,112.55          2,206.35          1,021.27          1,213.17            920.59            865.44

H. Patrick Swygert,
  Trustee ..........             1,014.75          2,009.87            949.17          1,151.74            841.67            802.87

John Buckingham,*
  Trustee ..........               541.57          1,060.05            589.95            226.15            458.81            409.93

John R. Young,*
  Trustee ..........               577.04          1,132.82            621.95            750.08            488.98            494.95

*Resigned

------------------------------------------------


1/ For certain Trustees, these amounts include payments made by the Society Collective Investment Retirement Funds, which were reorganized into these Funds as of December 19, 1994.

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                             The Victory     The Victory         The Victory       The Victory      The Victory       The Victory
                      Investment Quality     Limited Term      Ohio Municipal    Ohio Regional   Prime Obligations       Special
                            Bond Fund2/      Income Fund2/         Bond Fund        Stock Fund           Fund           Value Fund
                            -------------    -------------         -----------      ------------       ---------         ----------
Robert G. Brown,
  Trustee ..........            $1,052.54         $1,155.92           $443.98           $271.80         $4,747.58         $1,091.75

Edward P. Campbell,
  Trustee ..........               776.01            922.20            376.72            231.79          3,921.95            942.58

Harry Gazelle,
  Trustee ..........               876.72            969.26            364.09            223.52          3,832.26            904.37

John W. Kemper,*
  Trustee ..........               644.08            581.73            223.59            133.11          2,818.92            489.58

Thomas F. Morrissey,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

Stanley I. Landgraf,
   Trustee .........               827.74            960.31            376.72            231.79          3,921.95            942.58

Leigh A. Wilson,
  Trustee ..........             1,033.38          1,143.77            407.85            252.05          4,143.70          1,036.09

H. Patrick Swygert,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

John D. Buckingham,*
  Trustee ..........               504.76            495.35            223.59            133.11          2,818.92            489.58

John R. Young,*
  Trustee ..........               619.72            590.17            236.57            140.98          2,915.30            523.93

*  Resigned

------------------------------------------------

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                     The Victory                                                                    The Victory      Victory
                      Tax-Free   The Victory U.S.                                   The Victory    Institutional      Stock
                       Money         Government       The Victory   The Victory      Government        Money          Index
                    Market Fund   Obligations Fund2/  Value Fund2/ Fund for Income3/ Bond Fund3/    Market Fund3/     Fund
                     -----------  ------------------  ------------ ----------------- -----------   -------------      ----

Robert G. Brown,
  Trustee ..........   $   1,781.03   $   5,774.42   $   1,842.48   $     217.14   $     773.66   $   3,820.17      $  797.69

Edward P. Campbell,
  Trustee ..........       1,523.27       4,324.24       1,581.23         114.18         389.76       2,204.64         689.90

Harry Gazelle,
  Trustee ..........       1,467.67       4,922.46       1,522.01         189.79         675.74       3,425.47         661.40

John W. Kemper,*
  Trustee ..........         853.51       3,098.06         841.91         161.55         624.83       2,554.32         356.16

Thomas F. Morrissey,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

Stanley I. Landgraf,
  Trustee ..........       1,523.57       4,828.66       1,580.86         157.16         535.10       2,927.66         689.90

Leigh A. Wilson,
  Trustee ..........       1,661.60       5,902.24       1,732.57         248.70         874.92       4,397.12         759.38

H. Patrick Swygert,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

John D. Buckingham,*
  Trustee ..........         853.51       2,478.65         840.54          82.92         318.60       1,333.87         356.16

John R. Young,*
  Trustee ..........         900.37       3,074.28         899.81         140.67         535.81       2,223.97         379.85

*           Resigned

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's successor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                                    The Victory
                             The Victory       The Victory     The Victory Ohio     The Victory      Financial
                         National Municipal       New York      Municipal Money   Special Growth      Reserves
                            Bond Fund3/        Tax-Free Fund3/    Market Fund3/      ____Fund2/       Funds 3/
Robert G. Brown,
  Trustee ..........               $39.89           $141.29         $2,962.00           $401.99        $4,834.58

Edward P. Campbell,
  Trustee ..........                26.78             76.45          4,899.18            272.35          3,549.91

Harry Gazelle,
  Trustee...........                37.48            123.38          3,548.52            341.34          5,474.20

John W. Kemper,*
  Trustee ..........                18.20            100.45          1,893.61            260.65          2,913.01

Thomas F. Morrissey,
  Trustee ..........                40.09            148.08          5,602.37            388.49          4,996.26

Stanley I. Landgraf,
  Trustee ..........                38.83            104.47          3,183.11            307.57          5,112.02

Leigh A. Wilson,
  Trustee ..........                49.44            162.90          3,424.84            417.32          5,729.73

H. Patrick Swygert,
  Trustee ..........                40.09            148.08          3,102.37            388.49          4,996.26

John D. Buckingham,*
  Trustee ..........                13.33             51.65          1,784.96            177.06          2,598.87

John R. Young,*
  Trustee ..........                18.91             88.31          1,661.29            238.89          2,709.16

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's predecessor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                       Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81

*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Balanced Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."



                                                                                      Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81


*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective
         Investment  Retirement Funds,  which were reorganized into the Balanced
         Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund
         Complex."



Officers

                  The officers of the Victory Portfolios, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position with the                     Principal occupation
   Name                                 Victory Portfolios                    during past 5 years
Leigh A. Wilson, 51                  President and Trustee              From 1989 to present, Chairman and
                                                                        Chief Executive Officer, Glenleigh
                                                                        International Limited; from 1984-1989,
                                                                        Chief Executive Officer, Paribas North
                                                                        America and Paribas Corporation; Trustee
                                                                        to The Victory Funds and SBSF Funds.

William B. Blundin, 57               Vice President                     Senior Vice President of BISYS Fund
                                                                        Services; officer of other investment
                                                                        companies administered by BISYS Fund
                                                                        Services; President and Chief Executive
                                                                        Officer of Vista Broker-Dealer Services,
                                                                        Inc., Emerald Asset Management, Inc. and
                                                                        BNY Hamilton Distributors, Inc.,
                                                                        registered broker/dealers.





J. David Huber, 49                   Vice President                     Executive Vice President, BISYS Fund
                                                                        Services.

Scott A. Englehart, 33               Secretary                          From October 1990 to present, employee
                                                                        of BISYS Fund Services, Inc.; from 1985
                                                                        to October 1990, Manager of Banking
                                                                        Center, Fifth Third Bank.

George O. Martinez, 36               Assistant Secretary                From March 1995 to present, Senior Vice
                                                                        President and Director of Legal and
                                                                        Compliance Services, BISYS Fund
                                                                        Services; from June 1989-March 1995,
                                                                        Vice President and Associate General
                                                                        Counsel, Alliance Capital Management.

Martin R. Dean, 31                   Treasurer                          From May 1994 to present, employee of
                                                                        BISYS Fund Services; from January 1987
                                                                        - April 1994, Senior Manager, KPMG
                                                                        Peat Marwick.

Adrian J. Waters, 32                 Assistant Treasurer                From May 1993 to present, employee of
                                                                        BISYS Fund Services; from 1989-May
                                                                        1993, Manager, Price Waterhouse.

         The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         The officers of the Victory Portfolios receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the Victory Portfolios for acting as Administrator.

         As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.


Investment Adviser and Sub-Adviser


KeyCorp Mutual Fund Advisers, Inc. was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the 1940 Act. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp . Affiliates of Key Advisers manage approximately $37 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

         KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1995, KeyCorp had an asset base of $67.5 billion, with banking offices in 25 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger between Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company, which merger was consummated during the first quarter of 1994. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and mortgage leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund Victory
                  Government Mortgage Fund Victory Financial Reserves Fund Victory Fund for Income #

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal  Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory  Ohio Regional Stock Fund

         1% OF AVERAGE DAILY NET ASSETS
                  Victory  Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund+/-

         1.10% OF AVERAGE DAILY ASSETS
                  Victory International Growth Fund


         #        First   Albany   Asset   Management   Corporation   serves  as
                  sub-adviser to the Victory Fund for Income, for which it receives .20% paid by Key Advisers.

         +/- T. Rowe Price Associates, Inc. serves as sub-adviser to Society Special Growth Fund, for which it receives .25% of average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million paid by Key Advisers.

                          ADVISORY AND OTHER CONTRACTS

         Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Funds provides that it will continue in effect as to a particular Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Victory Portfolios in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties and obligations thereunder.

         Under the Investment Advisory Agreement, Key Advisers has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays Key Advisers a fee, computed daily and paid monthly, at the annual rate of sixty-five one-hundredths of one percent (.65%) of the average daily net assets of the Fund.

         Prior to January, 1993, Society National Bank served as investment adviser to the Fund. From January, 1993 until , 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1992, 1993 and 1994 the Fund paid investment advisory fees of $1,296,372, $1,563,647 and $1,548,683, respectively, after fee reductions of $0,
$33,190 and $82,207, respectively. For the six months ended April 30, 1995, the Fund paid investment advisory fees of $______________.

         Under an investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers, Key Advisers may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers.

         Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of each of the Victory Portfolios except Fund for Income and Special Growth Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Fund. For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser subadvisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the schedule below:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                           Rate of                             Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.65%        Up to $10,000,000       0.90%
Next $15,000,000           0.50%        Next $15,000,000        0.70%
Next $25,000,000           0.40%        Next $25,000,000        0.55%
Above $50,000,000          0.35%        Above $50,000,000       0.45%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                               Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.40%        Up to $10,000,000        0.25%
Next $15,000,000           0.30%        Next $15,000,000         0.20%
Next $25,000,000           0.25%        Next $25,000,000         0.15%
Above $50,000,000          0.20%        Above $50,000,000        0.125%

--------------------

* As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the Sub-Adviser, and shall be in writing and signed by the parties hereto.

Glass-Steagall Act

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         Key Advisers and the Sub-Adviser believe that they may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios without violation of applicable statutes and regulations and has so represented in its Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios. Key Trust Company of Ohio, N.A. believes that it may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Shareholder Servicing Agreement with the Victory Portfolios (as described below) without violation of applicable statutes and regulations and has so represented in such Shareholder Servicing Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser from continuing to perform such services for the Victory Portfolios. Depending upon the nature of any changes in the services which could be provided by Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser the Trustees of the Victory Portfolios would review the Victory Portfolios' relationship with Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities ofKey Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and its affiliated and correspondent banks and other non-bank affiliates in connection with customer purchases of shares of the Victory Portfolios, the banks and such non-bank affiliates might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Victory Portfolios' method of operations would affect its net asset value per share or result in financial losses to any customer.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser including, but not limited to, (i) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.


Portfolio Transactions


         Pursuant to the Investment Advisory (Sub-Advisory) Agreement, Key Advisers or the Sub-Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each fund's investment objective and restrictions, which securities are to be purchased and sold by a fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker/dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Key Advisers or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the advisory (sub-advisory) fees payable to Key Advisers or the Sub-Adviser by the Victory Portfolios. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory Portfolios and other clients and, conversely, supplemental information obtained by the placement of business or other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its affiliates, Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each fund are made independently from those for the other funds or any other investment company or account managed by Key Advisers or the Sub-Adviser. Any such other investment company or account may also invest in the same securities as a particular fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the SubAdviser believes to be equitable to a fund or the Victory Portfolios and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtained by a fund. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory (Sub-Advisory) Agreement, in making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the Sub-Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

         In the fiscal years ended October 31, 1992, 1993 and 1994, the Fund paid $360,443, $421,782 and $550,131, respectively, in brokerage commissions. For the six months ended April 30, 1995, the Fund paid $______________ in brokerage commissions.


Administrator


         Currently, Concord Holding Corporation ("CHC") serves as general manager and administrator (the "Administrator") to the Fund. Prior to CHC becoming administrator to the Fund, The Winsbury Company ("Winsbury") served as administrator. The Administrator assists in supervising all operations of each fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory (Sub-Advisory) Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         CHC receives a fee from each fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to any fund in order to increase the net income of one or more funds of the Victory Portfolios available for distribution as dividends.

         Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of that Fund , and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

         The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the
Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.

         CHC receives an annual fee of .15% of the Fund's average net assets, paid monthly, for services performed under the Fund's Administration Agreement. CHC may, from time to time, agree to reimburse the Fund for expenses above a specified percentage of average net assets.

         Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are they responsible for the underwriting of Victory Portfolios shares.

         In the fiscal years ended October 31, 1992, October 31, 1993 and October 31, 1994, the Fund paid to Winsbury aggregate administration fees of $298,791, $360,842 and $364,211, respectively, after fee reductions of $0, $1,520 and $12,148, respectively. In the six months ended April 30, 1995, the Fund paid administration fees of $______________.

Class B Shares Distribution Plan

         The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company Act of 1940.

         The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee and the contingent deferred sales charge received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

         The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by a Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of a Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

         The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares, or to third parties, including banks, that render shareholder support services.

         The Plan has been approved by the Trustees including a majority of the Independent Trustees at a meeting called for that purpose and by the holders of a majority of shares of the class. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Fund's shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.


Business Management Agreement

         In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers, pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Company's Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and other administrative and compliance systems and support services.

         For such services, the Sub-Adviser pays fees to Key Advisers which vary according to a sliding scale containing "breakpoints" at which decreases in the business management fees correspond to increases in the average daily net asset values of a Fund as follows:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.30%        Up to $10,000,000       0.55%
Next $15,000,000           0.15%        Next $15,000,000        0.35%
Next $25,000,000           0.05%        Next $25,000,000        0.20%
Above $50,000,000          0.00%        Above $50,000,000       0.15%



For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.25%        Up to $10,000,000       0.20%
Next $15,000,000           0.15%        Next $15,000,000        0.15%
Next $25,000,000           0.10%        Next $25,000,000        0.10%
Above $50,000,000          0.05%        Above $50,000,000       0.075%


--------------------

*        As a percentage of average daily net assets.


Shareholder Servicing Plan

         The Victory Portfolios, on behalf of the Class A and Class B shares of the Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares, which include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Victory Portfolios on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries concerning their investment in shares; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (x) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided as Shareholder Servicing Agent pursuant to its respective Shareholder Servicing Agreement, the Victory Portfolios pays each Shareholder Servicing Agent a fee computed daily and paid monthly, in amounts aggregating not more than twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund per year. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


Expenses


         Each fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees of the Trustees of the Victory Portfolios, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the fund's operation.

         If total expenses borne by any of the Victory Portfolios in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Sub-Adviser as applicable, and the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Victory Portfolios limits each fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a fund's average net assets, 2.0% of the next $70 million of a fund's average net assets, and 1.5% of a Fund's remaining average net assets. Any expenses to be borne by Key Advisers or the Sub-Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.


Distributor


         Victory Broker-Dealer Services, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of each fund of the Victory Portfolios pursuant to a Distribution Agreement. Prior to Victory BrokerDealer Services, Inc. becoming the Distributor, Winsbury served as distributor of each Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (i) by the Victory Portfolios' Trustees or by the vote of a majority of the outstanding shares of the Victory Portfolios, and (ii) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of its assignment, as defined in the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, Winsbury received $34,615, $77,258 and $212,021, respectively, in underwriting commissions, and retained $0, $0 and $15, respectively. For the six months ended April 30, 1995, the Distributor received $______________ in underwriting commissions.


Fund Accountant


         BISYS Fund Services Ohio, Inc. serves as fund accountant for each fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Victory Portfolios' net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Victory Portfolios, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of a Fund's daily average net assets, .02% of the next $100 million of a Fund's daily average net assets, and .01% of a Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable Fund, $2,917 per tax-free Fund, and $3,333 per international Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

In the fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, the Victory Portfolios paid The Winsbury Service Corporation fund accounting fees (after fee waivers) of $119,516, $144,288 and $152,663, respectively, for the Fund. For the six months ended April 30, 1995, the Fund paid $______________ in Fund accounting fees.

Custodian


         Cash and securities owned by each fund of the Victory Portfolios (except the International Growth Fund) are held by Key Trust Company of Ohio, N.A. as custodian; cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub-custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian. Key Trust Company of Ohio, N.A. serves as custodian to each fund of the Victory Portfolios (except the International Growth Fund) pursuant to a Custodian Agreement dated May 24, 1995. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated _____________. Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund; (ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities; (iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. and The Bank of New York each may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.


Transfer Agent


         The Primary Funds Service Corporation serves as transfer agent and dividend disbursing agent for each fund, pursuant to a Transfer Agency and Shareholder Servicing Agreement. Under its agreement with the Victory Portfolios, Primary Funds Service Corporation has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, Primary Funds Service Corporation receives a maximum monthly fee of $1,250 per fund to a maximum of $3.50 per account per fund.


Auditors


         The financial highlights for the fiscal year ended October 31, 1994 appearing in the Prospectus for the Fund, other than unaudited information marked as such, has been derived from financial statements of the Victory Portfolios which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are incorporated by reference in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.


Legal Counsel

         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 are counsel to the Victory Portfolios.


                             ADDITIONAL INFORMATION

Description of Shares

          The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. On or about February 29, 1996, contingent upon shareholder approval, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios presently has twenty-eight series of shares, which representinterests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more respects their respective preferences,conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


         As described in the Prospectus under the caption "ADDITIONAL INFORMATION -- Voting Rights," shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Victory Portfolios and filed with the Victory Portfolios' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

Shareholder and Trustee Liability

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.


Delaware Law (to be inserted)



Miscellaneous


         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Victory Portfolios upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Victory Portfolios' Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of the respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund but that are allocated to a fund in proportion to the relative net asset values of the respective fund of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees of the Victory Portfolios and will be in accordance with generally accepted accounting principles. Determinations by the Trustees of the Victory Portfolios as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

         As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the out standing shares" of the Victory Portfolios or a particular fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Victory Portfolios or such fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding votes of shareholders of the Victory Portfolios or such fund.


         Organizational expenses are allocated to each of the Victory Portfolios and are amortized over a period of two years from the commencement of the public offering of shares of the Victory Portfolios.

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios, serve for a term lasting until the next meeting of shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.


         The  Victory   Portfolios  is  registered  with  the  Commission  as  a
management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         The 1994 Annual Report and 1995 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1994 and for the semi-annual period ended April 30, 1995. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety in reliance upon such report of Coopers & Lybrand L.L.P. and on the authority of such firm as experts in auditing and accounting.

                          INDEPENDENT AUDITOR'S REPORT

                              FINANCIAL STATEMENTS

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"),
Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+.  High credit quality Protection factors are strong.

         AA.   Risk is modest but may vary slightly from time to time

         AA-.  because of economic conditions.

         A+.   Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance oftimely payment only slightly less in degree than issues rated F-1+.

         F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3.  Fair  Credit   Quality.   Issues   assigned   this  rating  have
         characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                    [LOGO]

                              THE VICTORY FUNDS





                                 SEMI-ANNUAL
                                    REPORT

                            ---------------------
                            THE VICTORY PORTFOLIOS


                                APRIL 30, 1995

C      O      N      T      E      N      T      S


Shareholder Letter                           1
Investment Review and Outlook                2

        FINANCIAL STATEMENTS
        --------------------
Understanding Your Financial Statements      3
Statements of Assets and Liabilities         5
Statements of Operations                    10
Statements of Changes in Net Assets         15
Schedules of Portfolio Investments          22
Notes to Financial Statements               73
Financial Highlights                        83



Society Asset Management, Inc. ("SAM"), a subsidiary of KeyCorp, is the investment adviser to The Victory Portfolios. The Victory Portfolios is sponsored and distributed by Victory Broker Dealer Services, Inc., which is not affiliated with SAM, KeyCorp, any KeyCorp bank or their affiliates. SAM and Society National Bank, also a subsidiary of KeyCorp, receive fees from The Victory Portfolios for their services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Portfolios.

Yields will fluctuate, and there can be no assurance that the money market funds of The Victory Portfolios will be able to maintain a stable net asset value of $1.00 per share. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government. The composition of the fund's holdings is subject to change.


--------------------------------------------------------------------------------
         NOT
        FDIC
       INSURED
--------------------------------------------------------------------------------
SHARES OF THE VICTORY PORTFOLIOS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, SOCIETY ASSET MANAGEMENT, INC., OR THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE VICTORY

PORTFOLIOS



DEAR SHAREHOLDER:

The Victory Portfolios is pleased to provide you with this semi-annual report for the six-month period ended April 30, 1995. We are very proud to inform you that the Diversified Stock Fund, the Ohio Regional Stock Fund and the Fund for Income Portfolio all received 4 star ratings by Morningstar as of April 30, 1995.* For more information about your funds, rankings or for article reprints call 1-800-KEY-FUND (539-3863).

Last year, when we changed our name to The Victory Portfolios, we also added a number of convenient service and investment features. These initiatives marked the beginning of a broader plan to restructure and expand our products and services. Most recently, shareholders of The Victory Funds, an affiliated group of funds with 14 investment portfolios, approved a reorganization that took place on June 5, 1995. This date marked the final steps of a year-long process focused on streamlining our product offerings and increasing the efficiency of other services necessary to support the funds' operations. On June 5, The Victory Funds merged with The Victory Portfolios. Seven portfolios of our affiliate were merged with comparable investment portfolios, and seven new portfolios were added. In all, there are now 24 Victory Portfolios available to investors as part of the combined $5.1 billion complex.

I won't go into the enormous detail of this restructuring effort except to thank management, our service providers and our investment professionals for their support.

WOULDN'T IT BE NICE IF . . . (some summertime thoughts)

- the information superhighway actually cut our commute time

- major league baseball players had to get real jobs at real wages (at least for a while)

- the Paperwork Reduction Act actually resulted in less paperwork for America's businesses

Thank you for choosing to invest in The Victory Portfolios. Our goal is to become America's First Choice for Investors.


LEIGH A. WILSON

Leigh A. Wilson, President
THE VICTORY PORTFOLIOS

P.S. For more information about any of The Victory Portfolios, please request a prospectus by calling 1-800-KEY-FUND (539-3863). The prospectus contains more complete information, including charges and expenses. Read the prospectus carefully before you invest or send money.


*Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 1995. The ratings are subject to change every month. Star ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three- and five-year periods ended April 30, 1995, 1,190 and 891 equity funds, 561 and 372 fixed-income funds were rated. Diversified is rated 4 stars for the three- and five-year periods; Ohio Regional is rated 3 stars for the three-year period and 4 stars for the five-year period; and Fund for Income is rated 3 stars for the three-year period and 4 stars for the five-year period. Ten percent of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and 10% receive 1 star. Past performance is no guarantee of future results. These ratings do not include the effect of a sales charge. Fees have been waived for certain periods; without the effect of these waivers performance and ratings may have varied.

INVESTMENT

REVIEW

AND

OUTLOOK

(AS OF MAY 5, 1995)



IN OUR OPINION . . .

FROM 75 TO 45 (mph)

The widely predicted SOFT LANDING of the U.S. economy is not "on the way" . . . it's already "arrived." More and more fresh economic data depict an economy which, in recent months, has "slowed" from a "75 mile-per-hour" pace throughout 1994 (especially during the fourth quarter) to a more modest "speed" of roughly "45 miles per hour." This slowing appears to be very satisfying to the economy's primary "traffic cop" . . . the Federal Reserve.

The latest economic numbers describe an "economic vehicle" with the "brakes" now firmly applied. The May 3 release of the Index of Leading Economic Indicators for March recorded its largest decline in two years. February and March also registered as the largest back-to-back monthly declines since the summer of 1992. Equally exciting (only to economists) was a surprising 0.1% decline in factory orders during March, another sign of some "bad gas" in the "economic engine." In addition, factory inventories rose more than expected in March and were revised higher for February. This stronger inventory buildup suggests that the most recent U.S. Commerce Department estimate of a 2.8% real GDP growth "speed" during the first quarter of 1995 will be revised to a "faster speed." This expected upward revision will come at the expense of a weak current quarter . . . perhaps as "sluggish" as a 1.2-1.8% real annual rate.

The May 5 release of the April unemployment numbers, which jumped from 5.5% to 5.8%, shed further light on the "engine's diagnosis." These particularly weak numbers could "fuel" additional near-term strength in both stocks and bonds.

IS THE FED FINISHED TIGHTENING?

The data of recent days provided more "high octane" fuel to the financial markets' belief that the Fed will likely "stay on cruise control" for some time to come. Many economists now suggest the Fed's next move will be to "step on the gas" (ease policy). Although we would like to believe that, we expect a modest resurgence of the economy during the second half of 1995, "fueled" by rising exports, solid manufacturing output, strong capital spending, and improved consumer interest in housing. This combination, added to some worrisome economic "exhaust" (inflation pressure), could force the Fed's foot to the "brake pedal" once again.

Society Asset Management, Inc.

                   UNDERSTANDING YOUR FINANCIAL STATEMENTS

o The FINANCIAL STATEMENTS summarize and describe a fund's financial transactions. They are broken down into four different statements, which are illustrated below:

THE STATEMENTS OF ASSETS AND LIABILITIES lists all of the assets and liabilities of the mutual fund. This is the individual fund's "balance sheet." Also disclosed on this statement is the fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the mutual fund's net assets (capital stock, undistributed income, etc.).

[FORM]          SUMMARY OF THE MUTUAL FUND'S INVESTMENTS AND ALL
                OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS
                OWED TO THE FUND BY OUTSIDE PARTIES

                SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY
                THE MUTUAL FUND

                NET RESULT OF ASSETS LESS LIABILITIES

                THE MARKET WORTH OF THE MUTUAL FUND'S TOTAL ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE


THE STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the mutual fund's investments, the expenses incurred by the fund from its operations, and any gains or losses recognized by the fund from holding and/or selling any investments.



[FORM]          ANY INCOME EARNED FROM THE MUTUAL FUND'S INVESTMENTS

                OPERATING EXPENSES INCURRED BY THE MUTUAL FUND DURING
                THE PERIOD



                GAINS OR LOSSES REALIZED UPON THE SALE OF THE MUTUAL FUND'S INVESTMENTS ALONG WITH UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS AT THE REPORT DATE

                NET CHANGE DUE TO MUTUAL FUND OPERATIONS

THE STATEMENT OF CHANGES IN NET ASSETS shows the total assets of the mutual fund for the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


[FORM]          OPERATIONS - SEE STATEMENT OF OPERATIONS

                DIVIDENDS TO SHAREHOLDERS - TOTAL INCOME DIVIDENDS PAID TO SHAREHOLDERS DURING THE PERIODS

                NET REALIZED GAINS - TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                CAPITAL STOCK TRANSACTIONS - DOLLAR VALUE OF MUTUAL FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


THE PORTFOLIO OF INVESTMENTS lists each investment holding in the mutual fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the mutual fund's net assets that these groupings represent is also disclosed.


[FORM]          TYPE OF SECURITY

                INDUSTRY SECTOR AND PERCENTAGE OF THE MUTUAL FUND's NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)


                ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND MARKET
                VALUE AS OF REPORT DATE



o The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These include information on accounting methods used by the mutual fund, contractual arrangements between the fund and its service providers, certain transactions affecting the fund, and other general information about the fund.

o The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout the period, the net investment income, the realized and unrealized gains and losses, and the dividends and distributions of the fund. It also shows key data and ratios, such as the total return for the period, the portfolio turnover rate for funds other than money market mutual funds, and the ratio of net investment income to average net assets.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                        U.S.                     TAX-FREE
                                                                      GOVERNMENT    PRIME         MONEY
                                                                      OBLIGATIONS  OBLIGATIONS    MARKET
                                                                        FUND         FUND          FUND
                                                                       (000)        (000)         (000)
                                                                      --------     --------      --------
ASSETS:
Investments, at value                                                 $228,336     $392,425      $208,031
Repurchase agreements                                                  296,998       37,315
---------------------------------------------------------------------------------------------------------
                                                                       525,334      429,740       208,031
Cash                                                                                                  322
Interest receivable                                                      1,525        2,467         2,066
Prepaid expenses                                                             5           34             7
---------------------------------------------------------------------------------------------------------
         Total Assets                                                  526,864      432,241       210,426
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        2,381        1,867           675
Accrued expenses and other payables:
  Investment advisory fees                                                 153          125            62
  Administration fees                                                       66           54            27
  Accounting and transfer agent fees                                        44           52            22
  Other                                                                     77          143            34
---------------------------------------------------------------------------------------------------------
         Total Liabilities                                               2,721        2,241           820
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                524,337      432,505       209,606
Accumulated undistributed net realized losses from investment
  transactions                                                            (194)      (2,505)
---------------------------------------------------------------------------------------------------------
         Net Assets                                                   $524,143     $430,000      $209,606
---------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                      524,337      430,000       209,606
---------------------------------------------------------------------------------------------------------
Net asset value--redemption and offering price per share              $   1.00     $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Investments, at cost                                                  $525,334     $429,740      $208,031
---------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                             NEW YORK
                                                                               TAX-         FUND FOR
                                                                               FREE          INCOME
                                                                            PORTFOLIO       PORTFOLIO
                                                                              (000)           (000)
                                                                           ------------     ---------
ASSETS
Investments, at value                                                        $ 16,410        $23,678
Repurchase agreements                                                                          1,003
-----------------------------------------------------------------------------------------------------
                                                                               16,410         24,681
Interest receivable                                                               338            183
Cash                                                                                               4
Receivable for capital shares issued                                              429
Receivable from brokers for investments sold                                                      93
Receivable from fund adviser                                                       41             36
-----------------------------------------------------------------------------------------------------
  Total Assets                                                                 17,218         24,997
-----------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                     58
Payable to brokers for investments purchased                                      195             64
Payable for capital shares redeemed                                               111             85
Dividends payable                                                                  44            119
Accrued expenses and other payables:
  Administrative fee                                                                2              3
  Other                                                                                           13
-----------------------------------------------------------------------------------------------------
  Total Liabilities                                                               410            284
-----------------------------------------------------------------------------------------------------
NET ASSETS
Capital                                                                        15,880         26,101
Undistributed (distributions in excess of) net investment income                    6            (90)
Net unrealized appreciation on investments                                        925            509
Accumulated undistributed net realized losses on investments                       (3)        (1,807)
-----------------------------------------------------------------------------------------------------
  Net Assets                                                                 $ 16,808        $24,713
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class A                    1,277          2,571
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class B                       67
-----------------------------------------------------------------------------------------------------
Net asset value -- redemption price per share -- class A                     $  12.51        $  9.61
-----------------------------------------------------------------------------------------------------
Offering price (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted to
  nearest cent) per share -- class A                                         $  13.13        $  9.81
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge -- class A                                                 4.75%          2.00%
-----------------------------------------------------------------------------------------------------
Net asset value -- offering and redemption price per share -- class B        $  12.50
-----------------------------------------------------------------------------------------------------
Investments at cost                                                          $ 15,485        $24,172
-----------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                  LIMITED                               INVESTMENT      OHIO
                                                   TERM       GOVERNMENT   INTERMEDIATE  QUALITY     MUNICIPAL
                                                  INCOME       MORTGAGE      INCOME        BOND         BOND
                                                   FUND          FUND         FUND         FUND         FUND
                                                   (000)        (000)        (000)        (000)        (000)
                                                -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value                            $ 165,669     $142,962     $130,878     $ 91,366     $ 57,871
Interest receivable                                  2,571          983        2,429        1,453        1,157
Receivable for capital shares issued                                 21                                     24
Receivable from brokers for investments sold                      2,753                     2,048        2,035
Unamortized organization costs                                                     8            9
Prepaid expenses                                                     14           16           13            3
---------------------------------------------------------------------------------------------------------------
         Total Assets                              168,240      146,733      133,331       94,889       61,090
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                      3,136                     2,542        2,845
Payable for capital shares redeemed                      1            4
Accrued expenses and other payables:
  Investment advisory fees                              65           59           52           38           14
  Administration fees                                   21           18           16           11            7
  Accounting and transfer agent fees                    15           13           13           11            9
  Other                                                 26           68           25           85           78
---------------------------------------------------------------------------------------------------------------
         Total Liabilities                             128        3,298          106        2,687        2,953
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                            169,603      150,214      139,577       99,169       58,717
Undistributed net investment income                    190          194          168          122           55
Net unrealized appreciation (depreciation) from
  investments                                         (519)      (4,357)      (2,607)      (2,022)         275
Accumulated undistributed net realized losses
  from investment transactions                      (1,162)      (2,616)      (3,913)      (5,067)        (910)
---------------------------------------------------------------------------------------------------------------
         Net Assets                              $ 168,112     $143,435     $133,225     $ 92,202     $ 58,137
---------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest
  (shares)                                          16,853       13,587       14,164        9,827        5,356
---------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share      $    9.98     $  10.56     $   9.41     $   9.38     $  10.85
---------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted to
  nearest cent) per share                        $   10.18     $  11.09     $   9.88     $   9.85     $  11.39
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                 2.00%        4.75%        4.75%        4.75%        4.75%
---------------------------------------------------------------------------------------------------------------
Investments, at cost                             $ 166,188     $147,319     $133,485     $ 93,388     $ 57,596
---------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                   STOCK                   DIVERSIFIED
                                                     BALANCED      INDEX       VALUE        STOCK      GROWTH
                                                       FUND         FUND        FUND         FUND       FUND
                                                      (000)        (000)       (000)        (000)       (000)
                                                     --------     --------    --------     --------    -------
ASSETS:
Investments, at value                                $158,944     $105,660    $263,048     $323,032    $43,646
Cash                                                                     1
Foreign currency (Cost $509)                              504
Interest and dividends receivable                       1,163          201         484          404         51
Receivable for capital shares issued                       13                                   239
Receivable from brokers for investments sold            2,497                      658       10,016        203
Net variation margin on open futures contracts                          25           5
Unamortized organization costs                              6            4          10                       4
Prepaid expenses                                           18           10          23            9          9
--------------------------------------------------------------------------------------------------------------
         Total Assets                                 163,145      105,901     264,228      333,700     43,913
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         3                                    14
Payable to brokers for investments purchased            4,141                    2,178       11,833
Accrued expenses and other payables:
  Investment advisory fees                                 78           38         134          156         23
  Administration fees                                      19                       33           39          5
  Accounting and transfer agent fees                       18            7          21           24          7
  Other                                                   124           22          32           41         17
--------------------------------------------------------------------------------------------------------------
         Total Liabilities                              4,383           67       2,398       12,107         52
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                               153,504       95,719     241,936      281,878     40,340
Undistributed (distributions in excess of) net
  investment income                                      (411)         179         406          151          8
Net unrealized appreciation from investments            7,080        9,685      17,472       30,351      3,288
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies            (12)
Accumulated undistributed net realized gains
  (losses) from investment and foreign currency
  transactions                                         (1,399)         251       2,016        9,213        225
--------------------------------------------------------------------------------------------------------------
         Net Assets                                  $158,762     $105,834    $261,830     $321,593    $43,661
--------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)      15,549        9,545      24,346       26,055      4,054
--------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share          $  10.21     $  11.09    $  10.75     $  12.34    $ 10.82
--------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share                                    $  10.72     $  11.64    $  11.29     $  12.96    $ 11.36
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    4.75%        4.75%       4.75%        4.75%      4.75%
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                 $151,871     $ 95,975    $245,576     $292,681    $40,358
--------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                       OHIO
                                                            SPECIAL       SPECIAL     REGIONAL     INTERNATIONAL
                                                             VALUE        GROWTH       STOCK       GROWTH
                                                              FUND         FUND        FUND         FUND
                                                             (000)         (000)       (000)        (000)
                                                            --------      -------     -------      -------
ASSETS:
Investments, at value                                       $153,966      $19,539     $35,164      $84,863
Foreign currency (Cost $2,485)                                                                       2,542
Interest and dividends receivable                                275           16          41          181
Receivable for capital shares issued                               9                       27           26
Receivable from brokers for investments sold                     980                                   259
Unamortized organization costs                                     5            2
Prepaid expenses                                                  20            4                       10
----------------------------------------------------------------------------------------------------------
         Total Assets                                        155,255       19,561      35,232       87,881
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                                         3            2
Payable to brokers for investments purchased                   1,519          142                    1,193
Accrued expenses and other payables:
  Investment advisory fees                                        86           10          20           67
  Administration fees                                             19            2           4           11
  Accounting and transfer agent fees                              14            6           8           52
  Other                                                           26           15          14           26
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                     1,664          175          49        1,351
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                      139,501       22,102      23,813       84,285
Undistributed (distributions in excess of) net
  investment income                                              155           (3)          5         (613)
Net unrealized appreciation from investments                  11,380        1,362      10,524       (5,172)
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                              9,285
Accumulated undistributed net realized gains (losses)
  from investment and foreign currency transactions            2,555       (4,075)        841       (1,255)
----------------------------------------------------------------------------------------------------------
         Net Assets                                         $153,591      $19,386     $35,183      $86,530
----------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)             13,646        2,073       2,398        7,268
----------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share                 $  11.26      $  9.35     $ 14.67      $ 11.91
----------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest cent)
  per share                                                 $  11.82      $  9.82     $ 15.40      $ 12.50
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                           4.75%        4.75%       4.75%        4.75%
----------------------------------------------------------------------------------------------------------
Investments, at cost                                        $142,586      $18,177     $24,640      $80,807
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                         U.S.
                                                                        GOVERNMENT   PRIME      TAX-FREE
                                                                        OBLIGATIONS OBLIGATIONS MONEY MARKET
                                                                         FUND        FUND         FUND
                                                                         (000)       (000)       (000)
                                                                        -------     -------   ------------
INVESTMENT INCOME:
Interest income                                                         $13,510     $18,407      $4,368
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                    820       1,128         389
Administration fees                                                         351         484         167
Shareholder service fees                                                                222
Accounting fees                                                             141         193          68
Legal and audit fees                                                         41          86          22
Trustees' fees and expenses                                                  16          29           8
Transfer agent fees                                                          21          36          14
Registration and filing fees                                                 24          21          10
Printing fees                                                                27          28          14
Other                                                                         6          11           3
Expenses voluntarily reduced                                                                        (16)
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,447       2,238         679
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                    12,063      16,169       3,689
----------------------------------------------------------------------------------------------------------
REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions                              54           1
----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          $12,117     $16,170      $3,689
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                                   NEW YORK       FUND FOR
                                                                                   TAX-FREE        INCOME
                                                                                   PORTFOLIO      PORTFOLIO
                                                                                    (000)           (000)
                                                                                   --------       ---------
INVESTMENT INCOME
Interest income                                                                      $530          $ 1,054
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                               44               65
Administration fees                                                                    12               19
Registration fees                                                                      18               37
Shareholder servicing fees                                                             19               32
Accounting fees                                                                        16                9
Transfer agent fees                                                                    11               14
Legal                                                                                   5                6
Custodian fees and expenses                                                                              2
Trustees' fees and expenses                                                             1
Other                                                                                   9                8
Expenses voluntarily reduced                                                          (41)             (43)
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     94              149
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 436              905
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS
Net realized losses from investment transactions                                       (3)            (369)
Net change in unrealized appreciation from investments                                353              834
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments                                        350              465
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                       $786          $ 1,370
-----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                        LIMITED                           INVESTMENT  OHIO
                                                         TERM      GOVERNMENT  INTERMEDIATE QUALITY  MUNICIPAL
                                                        INCOME     MORTGAGE    INCOME      BOND       BOND
                                                         FUND       FUND        FUND       FUND       FUND
                                                         (000)      (000)       (000)      (000)      (000)
                                                        -------    -------     -------    -------    -------
INVESTMENT INCOME:
Interest income                                         $ 3,810    $ 5,718     $ 4,461    $ 3,544    $ 1,533
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    287        368         448        344        167
Administration fees                                          86        110          90         69         42
Accounting fees                                              38         48          39         33         20
Legal and audit fees                                          9         16          12          9          5
Organization fees                                                                    7          7
Trustees' fees and expenses                                   3          6           4          3          2
Transfer agent fees                                          10         11          10         10          9
Registration and filing fees                                 10          9          22         20          7
Printing fees                                                10         11          11         10         10
Other                                                         2          3           3          1
Expenses voluntarily reduced                                (11)       (12)       (161)      (122)       (85)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                          444        570         485        384        177
------------------------------------------------------------------------------------------------------------
Net Investment Income                                     3,366      5,148       3,976      3,160      1,356
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions           (491)    (1,978)     (1,415)    (1,048)      (511)
Change in unrealized appreciation from investments        2,323      6,541       3,611      3,845      3,179
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments            1,832      4,563       2,196      2,797      2,668
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 5,198    $ 9,711     $ 6,172    $ 5,957    $ 4,024
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                          STOCK                DIVERSIFIED
                                                               BALANCED   INDEX      VALUE      STOCK     GROWTH
                                                                FUND       FUND      FUND       FUND       FUND
                                                                (000)     (000)      (000)      (000)     (000)
                                                               -------    ------    -------    -------    ------
INVESTMENT INCOME:
Interest income                                                $ 2,504    $  301    $   952    $   491    $   30
Dividend income                                                  1,262     1,141      3,381      4,004       522
----------------------------------------------------------------------------------------------------------------
    Total Income                                                 3,766     1,442      4,333      4,495       552
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           722       283      1,142        906       259
Administration fees                                                108        71        171        209        39
Accounting fees                                                     48        28         70         85        17
Legal and audit fees                                                13         9         19         24         6
Organization fees                                                    5         3          8                    3
Trustees' fees and expenses                                          5         3          7          9         2
Transfer agent fees                                                 15        10         12         15         9
Registration and filing fees                                        24        16         30          7        15
Printing fees                                                       12        11         13         14         9
Other                                                                2         1          4          3
Expenses voluntarily reduced                                      (294)     (161)      (434)       (59)      (93)
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 660       274      1,042      1,213       266
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                            3,106     1,168      3,291      3,282       286
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gains from investment transactions                    203       257      2,038      9,257       225
Net realized gains from foreign currency transactions              514
Net change in unrealized appreciation from investments           9,034     8,129     18,512     18,099     1,924
Change in unrealized depreciation from translation of assets
  and liabilities in foreign currencies                             (5)
----------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and foreign
  currency                                                       9,746     8,366     20,550     27,356     2,149
----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $12,852    $9,554    $23,841    $30,638    $2,435
----------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                          OHIO
                                                                   SPECIAL    SPECIAL    REGIONAL    INTERNATIONAL
                                                                    VALUE     GROWTH     STOCK       GROWTH
                                                                    FUND       FUND       FUND        FUND
                                                                    (000)      (000)     (000)        (000)
                                                                   -------    -------    ------      -------
INVESTMENT INCOME:
Interest income                                                    $   240    $    41    $   49      $    62
Dividend income                                                      1,431        104       352          421
Foreign tax withholding                                                                                  (48)
------------------------------------------------------------------------------------------------------------
    Total Income                                                     1,671        145       401          435
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                               647        103       123          436
Administration fees                                                     97         16        25           60
Custodian and accounting fees                                           41          8        12          120
Legal and audit fees                                                    12          3         4            7
Organization fees                                                        4          1
Trustees' fees and expenses                                              4          1         1            3
Transfer agent fees                                                     10          8        18           11
Registration and filing fees                                            19         10         7           13
Printing fees                                                           11          9        10           10
Other                                                                    2          1
Expenses voluntarily reduced                                          (193)       (40)       (7)         (61)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                     654        120       193          599
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         1,017         25       208         (164)
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gains (losses) from investment transactions             2,555     (3,750)      840       (2,264)
Net realized loss from foreign currency transactions                                                   1,440
Net change in unrealized appreciation (depreciation) from
  investments                                                        8,232      4,497     1,267       (3,388)
Change in unrealized appreciation from translation of assets and
  liabilities in foreign currencies                                                                       42
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments and
  foreign currency                                                  10,787        747     2,107       (4,170)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $11,804    $   772    $2,315      $(4,334)
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT                                           TAX-FREE MONEY
                                             OBLIGATIONS FUND          PRIME OBLIGATIONS FUND           MARKET FUND
                                         ------------------------    --------------------------    ----------------------
                                                                                                                  YEAR
                                                                                                                  ENDED
                                                      YEAR ENDED                    YEAR ENDED                   OCTOBER
                                                      OCTOBER 31,                   OCTOBER 31,                    31,
                                                         1994                          1994                       1994
                                                         (000)                         (000)                      (000)
                                                      -----------                   -----------                 ---------
                                            SIX                      SIX MONTHS                       SIX
                                          MONTHS                        ENDED                       MONTHS
                                           ENDED                      APRIL 30,                      ENDED
                                         APRIL 30,                      1995                       APRIL 30,
                                           1995                         (000)                        1995
                                           (000)                     -----------                     (000)
                                         ---------                                                 ---------
                                                                     (UNAUDITED)
                                         (UNAUDITED)                                               (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $  12,063    $    14,747    $    16,169    $    26,637    $   3,689    $   4,538
  Net realized gains (losses) from
    investment transactions                     54           (167)             1         (2,506)                        7
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                12,117         14,580         16,170         24,131        3,689        4,545
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (12,063)       (14,747)       (16,169)       (26,637)      (3,689)      (4,538)
  From net realized gains on
    investments                                               (81)                                                     (7)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders            (12,063)       (14,828)       (16,169)       (26,637)      (3,689)      (4,545)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Cost of shares redeemed                 (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                            (112,041)      (103,438)      (352,304)        62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
Contribution by KeyCorp                                                                   2,506
-------------------------------------------------------------------------------------------------------------------------
Change in net assets                      (112,095)      (103,686)       352,303         62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                      412,048        515,734        782,303        720,024      198,561      189,351
-------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 524,143    $   412,048    $   430,000    $   782,303    $ 209,606    $ 198,561
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                   729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Redeemed                                (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in shares                           112,041       (103,438)      (352,304)        62,279       11,045        9,210
---------------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE            FUND FOR INCOME
                                                               PORTFOLIO                   PORTFOLIO
                                                        ------------------------    ------------------------
                                                                      JANUARY 1,                   FEBRUARY
                                                                       1994 TO                    1, 1994 TO
                                                                       OCTOBER                     OCTOBER
                                                                       31, 1994                    31, 1994
                                                                        (000)                       (000)
                                                        SIX MONTHS    ----------    SIX MONTHS    ----------
                                                          ENDED                       ENDED
                                                        APRIL 30,                   APRIL 30,
                                                           1995                        1995
                                                          (000)                       (000)
                                                        ----------                  ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS
  Net investment income                                  $    436      $  1,033      $    905      $  1,967
  Net realized gains (losses) from investment
    transactions                                               (3)          229          (369)         (654)
  Net change in unrealized gain (loss) from
    investments                                               353        (2,384)          834        (2,075)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                786        (1,122)        1,370          (762)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income
    -- class A                                               (421)       (1,033)         (946)       (1,911)
  Distributions in excess of net investment income
    class A                                                                                             (49)
  Dividends to shareholders from net investment income
    -- class B                                                 (9)
  Dividends to shareholders from net realized gains
    class A                                                  (225)
  Dividends to shareholders from net realized gains
    class B                                                    (5)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to
  shareholders                                               (660)       (1,033)         (946)       (1,960)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS(1)
  Proceeds from shares issued                               2,735         6,305         2,077         3,073
  Dividends reinvested                                        234           455           185           525
  Shares redeemed                                          (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions             (1,158)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
Change in net assets                                       (1,032)      (10,690)       (4,645)      (17,274)
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                      17,840        28,530        29,358        46,632
------------------------------------------------------------------------------------------------------------
  End of period                                          $ 16,808      $ 17,840      $ 24,713      $ 29,358
------------------------------------------------------------------------------------------------------------
(1) SHARE TRANSACTIONS (IN DOLLARS):
  Class A:
    Issued                                                  1,941         6,305         2,077         3,073
    Distributions reinvested                                  221           455           185           525
    Redeemed                                               (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Net decrease                                               (1,965)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                    794
    Distributions reinvested                                   13
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase                                                  807
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (IN SHARES):
  Class A:
    Issued                                                    156           482           218           312
    Distributions reinvested                                   18            35            20            54
    Redeemed                                                 (337)       (1,185)         (779)       (1,853)
------------------------------------------------------------------------------------------------------------
Net decrease in shares                                       (163)         (668)         (541)       (1,487)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                     67
    Distributions reinvested
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase in shares                                         67
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   LIMITED TERM INCOME      GOVERNMENT MORTGAGE       INTERMEDIATE INCOME
                                                                                             FUND
                                           FUND                     FUND             ---------------------
                                   --------------------     --------------------                  DECEMBER
                                                 YEAR                     YEAR                      10,
                                                ENDED                    ENDED                    1993 TO
                                               OCTOBER                  OCTOBER                   OCTOBER
                                                 31,                      31,                       31,
                                                 1994                     1994                    1994 (A)
                                                (000)                    (000)                     (000)
                                     SIX       --------       SIX       --------       SIX        --------
                                    MONTHS                   MONTHS                   MONTHS
                                    ENDED                    ENDED                    ENDED
                                    APRIL                    APRIL                    APRIL
                                     30,                      30,                      30,
                                     1995                     1995                     1995
                                    (000)                    (000)                    (000)
                                   --------                 --------                 --------
                                    (UNAUDITED               (UNAUDITED               (UNAUDITED
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income            $  3,366    $  4,521     $  5,148    $ 10,593     $  3,976     $  5,951
  Net realized gains (losses)
    from investment
    transactions                       (491)       (671)      (1,978)        615       (1,415)      (2,498)
  Net change in unrealized
    appreciation (depreciation)
    from investments                  2,323      (4,406)       6,541     (16,536)       3,611       (6,218)
----------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     5,198        (556)       9,711      (5,328)       6,172       (2,765)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income         (3,314)     (4,506)      (5,273)    (10,495)      (4,036)      (5,724)
  From net realized gains from
    investments                                    (357)      (1,233)       (386)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders      (3,314)     (4,863)      (6,506)    (10,881)      (4,036)      (5,724)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued       102,064      34,263       25,202     119,347       34,623      159,988
  Dividends reinvested                3,313       4,378        6,502       9,714        4,036        5,511
  Cost of shares redeemed           (18,299)    (35,843)     (39,642)    (97,422)     (20,493)     (44,087)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions               87,078       2,798       (7,938)     31,639       18,166      121,412
----------------------------------------------------------------------------------------------------------
Change in net assets                 88,962      (2,621)      (4,733)     15,430       20,302      112,923
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                79,150      81,771      148,168     132,738      112,923
----------------------------------------------------------------------------------------------------------
  End of period                    $168,112    $ 79,150     $143,435    $148,168     $133,225     $112,923
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                             10,367       3,336        2,439      10,724        3,739       16,205
  Dividends reinvested                  336         433          630         906          436          579
  Redeemed                           (1,858)     (3,529)      (3,833)     (8,967)      (2,220)      (4,575)
----------------------------------------------------------------------------------------------------------
Change in shares                      8,845         240         (764)      2,663        1,955       12,209
----------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                       INVESTMENT QUALITY BOND
                                                FUND                                                          BALANCED FUND
                                     ---------------------------       OHIO MUNICIPAL BOND FUND        ---------------------------
                                                    DECEMBER 10,     -----------------------------                    DECEMBER 10,
                                                      1993 TO                         YEAR ENDED                        1993 TO
                                                    OCTOBER 31,      SIX MONTHS      OCTOBER 31,       SIX MONTHS     OCTOBER 31,
                                                      1994 (A)         ENDED             1994            ENDED          1994 (A)
                                                       (000)         APRIL 30,          (000)          APRIL 30,         (000)
                                                    ------------        1995        --------------        1995        ------------
                                                                       (000)                             (000)
                                                                     ----------                        ----------
                                     SIX MONTHS                      (UNAUDITED)                       (UNAUDITED)
                                       ENDED
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  3,160        $  5,712        $  1,356         $  2,580         $  3,106        $  3,706
  Net realized gains (losses)
    from investment transactions        (1,048)         (4,019)           (511)            (399)             203          (2,116)
  Net realized gains from foreign
    currency transactions                                                                                    514
  Net change in unrealized
    appreciation (depreciation)
    from investments                     3,845          (5,867)          3,179           (4,662)           9,034          (1,961)
  Change in unrealized
    depreciation from translation
    of assets and liabilities in
    foreign currencies                                                                                        (5)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        5,957          (4,174)          4,024           (2,481)          12,852            (371)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (3,235)         (5,516)         (1,385)          (2,557)          (3,678)         (3,545)
  From net realized gains from
    investments                                                                          (1,169)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (3,235)         (5,516)         (1,385)          (3,726)          (3,678)         (3,545)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           18,694         139,893           8,944           28,815           66,281         176,193
  Dividends reinvested                   3,234           5,495           1,384            2,767            3,663           3,529
  Cost of shares redeemed              (27,133)        (41,013)        (12,534)         (18,347)         (47,641)        (48,521)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                          (5,205)        104,375          (2,206)          13,235           22,303         131,201
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    (2,483)         94,685             433            7,028           31,477         127,285
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   94,685                          57,704           50,676         $127,285
----------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 92,202        $ 94,685        $ 58,137         $ 57,704         $158,762        $127,285
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,032          14,142             845            2,625            6,905          17,854
  Dividends reinvested                     352             582             132              255              375             366
  Redeemed                              (2,958)         (4,323)         (1,206)          (1,693)          (4,964)         (4,987)
----------------------------------------------------------------------------------------------------------------------------------
Change in shares                          (574)         10,401            (229)           1,187            2,316          13,233
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                          STOCK INDEX FUND                   VALUE FUND               DIVERSIFIED STOCK FUND
                                     ---------------------------     ---------------------------     -------------------------
                                                    DECEMBER 3,                     DECEMBER 3,                     YEAR ENDED
                                                      1993 TO                         1993 TO                        OCTOBER
                                                    OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS        31,
                                                      1994 (A)         ENDED          1994 (A)         ENDED           1994
                                                       (000)         APRIL 30,         (000)         APRIL 30,        (000)
                                                    ------------        1995        ------------        1995        ----------
                                                                       (000)                           (000)
                                     SIX MONTHS                      ----------                      ----------
                                       ENDED                         (UNAUDITED)                     (UNAUDITED)
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  1,168        $  1,515        $  3,291        $  3,602        $  3,282       $  5,177
  Net realized gains (losses)
    from investment transactions           257              (6)          2,038           3,124           9,257         30,135
  Net change in unrealized
    appreciation (depreciation)
    from investments                     8,129           1,556          18,512          (1,040)         18,099        (18,237)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        9,554           3,065          23,841           5,686          30,638         17,075
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (1,173)         (1,331)         (3,198)         (3,289)         (3,481)        (4,738)
  From net realized gains from
    investments                                                         (3,146)                        (29,668)       (26,397)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (1,173)         (1,331)         (6,344)         (3,289)        (33,149)       (31,135)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           30,344         114,187         120,235         229,389          64,652         94,732
  Dividends reinvested                   1,173           1,321           6,344           3,283          33,132         22,231
  Cost of shares redeemed              (23,750)        (27,556)        (70,430)        (46,885)        (36,907)       (97,081)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                           7,767          87,952          56,149         185,787          60,877         19,882
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    16,148          89,686          73,646         188,184          58,366          5,822
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   89,686                         188,184                         263,227        257,405
------------------------------------------------------------------------------------------------------------------------------
  End of period                       $105,834        $ 89,686        $261,830        $188,184        $321,593       $263,227
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,981          11,441          11,942          22,949           5,494          7,718
  Dividends reinvested                     114             135             639             336           2,997          1,830
  Redeemed                              (2,356)         (2,770)         (6,813)         (4,707)         (3,199)        (8,003)
------------------------------------------------------------------------------------------------------------------------------
  Change in shares                         739           8,806           5,768          18,578           5,292          1,545
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  GROWTH FUND                 SPECIAL VALUE FUND            SPECIAL GROWTH FUND
                                           --------------------------     --------------------------     --------------------------
                                                          DECEMBER 3,                    DECEMBER 3,                    DECEMBER 3,
                                                            1993 TO                        1993 TO                        1993 TO
                                                          OCTOBER 31,     SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                           1994 (A)         ENDED         1994 (A)         ENDED         1994 (A)
                                                             (000)        APRIL 30,         (000)        APRIL 30,         (000)
                                                          -----------        1995        -----------        1995        -----------
                                                                            (000)                          (000)
                                           SIX MONTHS                     ----------                     ----------
                                             ENDED                        (UNAUDITED)                    (UNAUDITED)
                                           APRIL 30,
                                              1995
                                             (000)
                                           ----------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                     $    286       $     636       $  1,017       $   1,020       $     25       $      60
  Net realized gains (losses) from
    investment transactions                      225             298          2,555             588         (3,750)           (325)
  Net change in unrealized appreciation
    (depreciation) from investments            1,924           1,364          8,232           3,148          4,497          (3,135)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,435           2,298         11,804           4,756            772          (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (328)           (586)          (955)           (927)           (29)            (59)
  From net realized gains from
    investments                                 (298)                          (588)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
  to shareholders                               (626)           (586)        (1,543)           (927)           (29)            (59)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  7,230          92,029         46,521         137,158          3,811          44,544
  Dividends reinvested                           626             584          1,542             924             29              56
  Cost of shares redeemed                    (32,725)        (27,404)       (23,333)        (23,311)        (9,790)        (16,548)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                               (24,869)         65,209         24,730         114,771         (5,950)         28,052
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                         (23,060)         66,921         34,991         118,600         (5,207)         24,593
NET ASSETS:
  Beginning of period                         66,921                        118,600                         24,593
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                             $ 43,861       $  66,921       $153,591       $ 118,600       $ 19,386       $  24,593
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                         712           9,240          4,410          13,472            441           4,515
  Dividends reinvested                            63              60            148              91              3               6
  Redeemed                                    (3,262)         (2,759)        (2,217)         (2,258)        (1,134)         (1,758)
-----------------------------------------------------------------------------------------------------------------------------------
Change in shares                              (2,487)          6,541          2,341          11,305           (690)          2,763
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             OHIO REGIONAL STOCK      INTERNATIONAL GROWTH
                                                                    FUND                      FUND
                                                           -----------------------   -----------------------
                                                                        YEAR ENDED                YEAR ENDED
                                                                         OCTOBER                   OCTOBER
                                                                           31,                       31,
                                                                           1994      SIX MONTHS      1994
                                                                          (000)        ENDED        (000)
                                                                        ----------   APRIL 30,    ----------
                                                                                        1995
                                                                                       (000)
                                                           SIX MONTHS                ----------
                                                             ENDED                   (UNAUDITED)
                                                           APRIL 30,
                                                              1995
                                                             (000)
                                                           ----------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                              $    208     $    438     $   (164)    $   (136)
  Net realized gains (losses) from investment
    transactions                                                 840        1,699       (2,264)       4,064
  Net realized losses from foreign currency transactions                                 1,440         (152)
  Net change in unrealized appreciation (depreciation)
    from investments                                           1,267         (867)      (3,388)       2,879
  Change in unrealized appreciation from translation of
    assets and liabilities in foreign currencies                                            42           15
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 2,315        1,270       (4,334)       6,670
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (221)        (409)
  From net realized gains from investments                    (1,699)      (1,293)      (3,925)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders       (1,920)      (1,702)      (3,925)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  4,152       16,543       23,300       53,804
  Dividends reinvested                                         1,917        1,560        3,922
  Cost of shares redeemed                                     (5,246)     (18,632)     (13,740)      (9,796)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                   823         (529)      13,482       44,008
------------------------------------------------------------------------------------------------------------
Change in net assets                                           1,218         (961)       5,223       50,678
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         33,965       34,926       81,307       30,629
------------------------------------------------------------------------------------------------------------
  End of period                                             $ 35,183     $ 33,965     $ 86,530     $ 81,307
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         297        1,143        2,012        4,323
  Dividends reinvested                                           144          109          337
  Redeemed                                                      (376)      (1,297)      (1,187)        (784)
------------------------------------------------------------------------------------------------------------
Change in shares                                                  65          (45)       1,162        3,539
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
U.S. GOVERNMENT OBLIGATIONS FUND                                     (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
-------------------------------------------
  U.S. TREASURY BILLS (4.7%)
      25,000   5.73%, 6/29/95                  $ 24,765
-------------------------------------------------------
  TOTAL U.S. TREASURY BILLS                      24,765
-------------------------------------------------------
-------------------------------------------------------
  U.S. TREASURY NOTES (38.8%)
      30,000   4.25%, 7/31/95                    29,862
     150,000   3.875%, 8/31/95                  148,923
      25,000   3.875%, 9/30/95                   24,786
-------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                     203,571
-------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE                   228,336
-------------------------------------------------------
-------------------------------------------------------
  REPURCHASE AGREEMENTS (56.6%)
      15,000   Barclays Bank
               5.90%, 5/1/95
               (Collateralized by 14,778
               U.S. Treasury Notes,
               7.38%-7.88%, 11/15/97-
               4/15/98, market value-
               $15,301)                          15,000
      20,000   Chase Securities
               5.92%, 5/1/95
               (Collateralized by 20,444
               U.S. Treasury Bills,
               5/4/95-5/18/95,
               market value-$20,401)             20,000
      20,000   Dean Witter
               5.93%, 5/1/95
               (Collateralized by 23,287
               various U.S. Treasury
               securities, 5/15/95-
               2/29/00, 0.00%-7.13%,
               market value-$20,401)             20,000
      22,998   Donaldson, Lufkin &
                 Jennerette
               5.93%, 5/1/95
               (Collateralized by 25,691
               various U.S. Treasury
               securities, 5/15/95-
               11/15/98, 0.00%-5.13%,
               market value-$23,458)             22,998
      15,000   Goldman Sachs
               5.90%, 5/1/95
               (Collateralized by 19,050
               U.S. Treasury securities,
               8/15/98, 0.00% market
               value-$15,301)                    15,000

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
      20,000   Harris Securities
               5.95%, 5/1/95
               (Collateralized by 20,372
               various U.S. Treasury
               securities, 6/8/95-
               10/15/98, 0.00%-8.75%,
               market value-$20,400            $ 20,000
      15,000   Lehman Brothers
               5.90%, 5/1/95
               (Collateralized by 14,455
               U.S. Treasury Notes,
               8.63%, 8/15/97, market
               value-$15,054)                    15,000
     129,000   NationsBank
               5.96%, 5/1/95
               (Collateralized by 131,793
               various U.S. Treasury
               securities, 0.00%-
               11.25%, 4/30/95-4/15/00,
               market value-$131,585            129,000
      20,000   Nomura Securities
               5.92%, 5/1/95
               (Collateralized by 20,217
               U.S. Treasury Notes,
               4.63%-7.75%, 2/29/96-
               1/31/00, market value-
               $20,400)                          20,000
      20,000   UBS Securities
               5.93%, 5/1/95
               (Collateralized by 19,630
               U.S. Treasury Notes,
               7.50%, 12/31/96, market
               value-$20,405)                    20,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                     296,998
-------------------------------------------------------
TOTAL (COST $525,334)(B)                       $525,334
-------------------------------------------------------

(a) Percentages indicated are based on net assets of $524,143.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  CERTIFICATES OF DEPOSIT (3.5%)
BANKING (3.5%):
         15,000   Canadian Imperial Bank
                  Commerce
                  6.45%, 8/7/95                   $   14,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                         14,999
------------------------------------------------------------
----------------------------------------------
  COMMERCIAL PAPER (42.1%)
BANKING (2.3%):
         10,000   Cogentrix of Richmond
                  Virginia
                  6.02%, 5/18/95                       9,972
                                                  ----------
BEVERAGES (4.3%):
          3,373   PepsiCo, Inc.
                  5.95%, 5/17/95                       3,364
         15,000   PepsiCo, Inc.
                  6.25%, 8/24/95                      15,000
                                                  ----------
                                                      18,364
                                                  ----------
FINANCIAL SERVICES (20.7%):
          5,000   American Express Co.
                  5.95%, 5/22/95                       4,983
         15,000   Bankers Trust
                  6.23%, 7/10/95                      14,818
          5,000   Broadway Capital Corp.
                  6.00%, 5/9/95                        4,993
         11,218   Fleet Funding Corp.
                  6.02%, 5/10/95                      11,201
          5,138   Fleet Funding Corp.
                  6.00%, 5/24/95                       5,118
          5,000   Ford Motor Credit Corp.
                  6.00%, 5/8/95                        4,994
          6,000   Ford Motor Credit Corp.
                  6.00%, 5/31/95                       5,970
         15,000   Hanson Finance
                  6.05%, 6/1/95                       14,922
          5,000   Transamerica Finance Corp.
                  5.98%, 5/15/95                       4,988
         11,050   Retailer Funding Corp.
                  6.00%, 5/24/95                      11,008
          6,044   Retailer Funding Corp.
                  6.00%, 5/31/95                       6,014
                                                  ----------
                                                      89,009
                                                  ----------
INDUSTRIAL GOODS & SERVICES (2.3%):
         10,000   Xerox Co.
                  6.00%, 5/15/95                       9,977
                                                  ----------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
MISCELLANEOUS (3.5%):
         15,000   135 Bishopgate Funding
                  6.02%, 5/19/95                  $   14,955
                                                  ----------
OFFICE EQUIPMENT & SERVICES (3.5%):
         15,000   Canon USA, Inc.
                  5.98%, 5/12/95                      14,973
                                                  ----------
OIL & GAS EXPLORATION (1.2%):
          5,000   British Oil New Zealand Ltd.
                  Discount
                  5.95%, 5/15/95                       4,988
                                                  ----------
PRINTING & PUBLISHING (1.2%):
          5,000   Reed Publishing
                  6.05%, 6/27/95                       4,952
                                                  ----------
RECEIVABLE (3.2%):
          5,000   Blue Hawk Funding
                  6.00%, 5/24/95                       4,981
          5,000   Blue Hawk Funding
                  5.98%, 5/31/95                       4,975
          3,840   Blue Hawk Funding
                  6.02%, 5/9/95                        3,835
                                                  ----------
                                                      13,791
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                               180,981
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (3.3%)
BEVERAGES (0.2%):
          1,000   PepsiCo, Inc.
                  5.63%, 7/1/95                        1,000
                                                  ----------
FINANCIAL SERVICES (1.9%):
          8,050   Associates Corp. of N.A.
                  8.88%, 8/1/95                        8,113
                                                  ----------
MISCELLANEOUS (1.2%):
          5,000   Hanson Overseas
                  5.50%, 1/15/96                       4,960
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 14,073
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (14.3%)
MASTER DEMAND NOTES (5.1%):
         22,000   Lehman Government
                  Securities
                  6.20%*, 5/1/95                      22,000
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
SECURITY BROKER, DEALER (8.1%):
         10,000   Goldman Sachs Group
                  6.03%*, 6/15/95**               $   10,000
         10,000   Goldman Sachs Group
                  6.03%*, 6/16/95**                   10,000
         10,000   Lehman Brothers Holdings,
                  Inc.
                  6.16%*, 7/28/95**                   10,000
          5,000   Lehman Brothers Holdings,
                  Inc.
                  6.42%*, 3/11/96**                    5,000
                                                  ----------
                                                      35,000
                                                  ----------
TAXABLE MUNICIPAL DEMAND NOTES (1.0%):
          4,500   Springfield
                  6.08%*, 12/31/10**                   4,500
------------------------------------------------------------
TOTAL FLOATING RATE NOTES                             61,500
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (5.8%)
FINANCE (3.7%):
          1,000   Ford Motor Credit Corp.
                  9.20%, 5/1/95                        1,000
          5,000   General Electric Capital
                  Corp.
                  6.25%, 5/1/95                        5,000
         10,000   General Electric Capital
                  Corp.
                  4.89%, 5/29/95                       9,999
                                                  ----------
                                                      15,999
                                                  ----------
TOBACCO (2.1%):
          9,000   Philip Morris Co.
                  6.25%, 5/22/95                       9,003
------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                               25,002
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (3.5%)
FEDERAL HOME LOAN BANK
         10,000   5.19%, 6/13/95                       9,999
          5,000   6.60%, 4/25/95                       5,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        14,999
------------------------------------------------------------
----------------------------------------------
  VARIABLE RATE NOTES (18.8%)
          5,034   Adesa Funding Corp.
                  6.08%*, 1/1/99**                     5,034
          2,500   Astro Alum
                  6.15%*, 4/1/05**                     2,500
          3,500   Baylis Group Partnership
                  6.30%*, 1/1/10**                     3,500
         15,000   C-River Maritime Exxon
                  Shipping
                  6.09%*, 10/1/01**                   15,000

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
          3,517   Capital One Funding Corp.
                  Service
                  6.08%*, 6/2/08**                $    3,517
          2,725   Carelife, Inc.
                  6.15%*, 8/1/11**                     2,725
          1,600   Cleveland Steel Container
                  6.15%*, 12/1/08**                    1,600
          2,000   Cuyahoga County Ohio
                  Taxable Economic
                  Development Revenue
                  6.51%*, 6/1/22**                     2,000
            925   Dietz Road Ltd Partnership
                  6.15%*, 11/1/08**                      925
          3,000   Dome Corp -- Dome Corp
                  Project
                  6.15%*, 8/31/16**                    3,000
          8,388   Erie Funding
                  6.25%*, 11/1/16**                    8,388
            320   Fremont Plastics
                  6.15%*, 4/1/03**                       320
          1,500   GMH Enterprises
                  6.15%*, 7/1/03**                     1,500
            455   Highland Rd Partners
                  6.15%*, 10/1/04**                      455
            975   McKinley Air Transport
                  6.15%*, 8/1/09**                       975
          1,000   MCMC Pob LII
                  6.15%*, 8/1/14**                     1,000
          1,000   Olen Corp.
                  6.15%*, 12/1/04**                    1,000
          1,655   Olen Corp.
                  6.15%*, 8/1/08**                     1,655
          1,400   Pellerin Melnor Corp.
                  6.15%*, 9/1/02**                     1,400
          5,842   Primex Funding
                  6.08%*, 2/1/00**                     5,842
            700   Rivnut Engineered Products
                  6.15%*, 2/1/01**                       700
            980   S & SLP Project
                  6.15%*, 12/1/07**                      980
            420   Schipper-DJA Properties
                  6.17%*, 10/1/05**                      420
          3,060   Schipper Enterprises
                  6.17%*, 4/1/09**                     3,060
          1,295   Technisand, Inc.
                  6.15%*, 11/1/01**                    1,295
          1,800   Tell-Schipper Properties,
                  Inc.
                  6.17%*, 10/1/03**                    1,800
          8,300   Tyler Health Facilities
                  6.35%*, 11/1/25**                    8,300
          1,980   Zanetos Partnership Project
                  6.15%*, 7/1/13**                     1,980
------------------------------------------------------------
TOTAL VARIABLE RATE NOTES                             80,871
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  REPURCHASE AGREEMENTS (8.7%)
         12,000   Chase Securities
                  5.92%, 5/2/95
                  (Collateralized by 12,287
                  U.S. Treasury Bills,
                  5/18/95-5/25/95,
                  market value-$12,244)           $   12,000
         13,315   Donaldson-Lufkin Jenrette
                  5.93%, 5/1/95
                  (Collateralized by 15,318
                  various U.S. Treasury
                  securities, 0.00%-5.13%,
                  8/15/95-2/15/00,
                  market value-$13,582)               13,315
         12,000   UBS Securities, Inc.
                  5.93%, 5/2/95
                  (Collateralized by 11,780
                  U.S. Treasury Notes,
                  7.90%, 12/31/96, market
                  value-$12,245)                      12,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                           37,315
------------------------------------------------------------
TOTAL (COST $429,740)(B)                          $  429,740
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $430,000.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
----------------------------------------------
  MUNICIPAL BONDS (98.6%)
ALABAMA (2.1%):
          2,530   Ardmore Industrial
                    Development Revenue,
                    4.95%*, 6/1/04**              $  2,530
          1,800   Montgomery, Alabama BMC,
                    4.75%*, 12/1/30**                1,800
                                                  --------
                                                     4,330
                                                  --------
ARKANSAS (2.4%):
          5,000   University of Arkansas,
                    4.80%*, 12/1/19**                5,000
                                                  --------
CALIFORNIA (6.8%):
          5,000   California Housing Finance
                    GIC, 4.60%, 8/1/27**             5,000
          6,000   California School Cash
                    Reserve, 4.50%, 7/5/95           6,008
          3,080   Los Angeles, California
                    Redevelopment, 8.85%,
                    7/1/95                           3,115
                                                  --------
                                                    14,123
                                                  --------
COLORADO (1.3%):
          2,645   Arapahoe County, Capital
                    Improvement, 4.45%,
                    8/31/96**                        2,645
                                                  --------
FLORIDA (8.3%):
          4,500   Broward County, Housing
                    Finance Authority, 4.95%*,
                    12/1/29**                        4,500
          9,700   Dade County, Housing Finance
                    Authority, Highway
                    Revenue, 4.95%*, 8/1/05**        9,700
            490   Florida State Board of
                    Education, 5.50%, 1/1/96           492
          2,500   Hillsborough County,
                    Ringhaven, 4.75%*,
                    12/1/11**                        2,500
                                                  --------
                                                    17,192
                                                  --------
ILLINOIS (7.5%):
          1,700   Illinois Development,
                    Kindlen, 4.80%*, 5/1/06**        1,700
          5,000   Illinois Development, Power
                    & Light, 4.10%, 5/31/95**        5,000
          5,000   Illinois Health Facility,
                    4.50%*, 11/15/24**               5,000
          1,000   Illinois State, 8.13%,
                    6/1/95                           1,023
          2,700   Kankakee County, Industrial
                    Development Revenue,
                    4.95%*, 12/1/07**                2,700
                                                  --------
                                                    15,423
                                                  --------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
INDIANA (4.5%):
          4,000   Indiana Bond Bank, 5.25%,
                    7/10/95                       $  4,005
          1,150   Indianapolis, Indiana
                    Calderon, 4.95%*, 2/1/99**       1,150
          1,995   Scottsburg, Indiana, 5.20%*,
                    10/1/09**                        1,995
          1,020   Syracuse, Economic
                    Development Revenue,
                    4.80%*, 12/1/05**                1,020
          1,220   Wakarusa, Economic
                    Development Revenue,
                    4.80%*, 7/1/03**                 1,220
                                                  --------
                                                     9,390
                                                  --------
IOWA (5.0%):
          4,325   City of Urbandale, 4.25%*,
                    10/1/15**                        4,325
          6,000   Iowa Schools, 4.25%, 7/17/95       6,008
                                                  --------
                                                    10,333
                                                  --------
KANSAS (1.8%):
          2,300   Fairway, Kansas, 4.25%*,
                    11/1/14**                        2,300
          1,500   Wamego Pollution Control
                    Revenue, 4.10%*, 11/1/14**       1,500
                                                  --------
                                                     3,800
                                                  --------
KENTUCKY (2.4%):
          2,475   Boone County, 5.20%*,
                    12/1/09**                        2,475
          2,465   Covington, Kentucky, 4.70%*,
                    4/1/05**                         2,465
                                                  --------
                                                     4,940
                                                  --------
MICHIGAN (1.3%):
          1,725   Michigan State Strategic,
                    4.75%*, 4/1/06**                 1,725
          1,000   Oakland County Economic,
                    5.80%, 9/1/95                    1,012
                                                  --------
                                                     2,737
                                                  --------
MINNESOTA (1.6%):
          3,340   St. Cloud, Housing Webway,
                    4.95%*, 11/1/05**                3,340
                                                  --------
MISSOURI (5.3%):
          3,600   Kansas City, J.C. Nichols
                    Project, 4.25%*, 5/1/15**        3,600
          2,860   St. Charles County, Cedar
                    Ridge, 4.75%*, 10/1/07**         2,860
          4,600   St. Louis Industrial
                    Development, Multi Family
                    Housing Revenue Bond,
                    Series 86, 5.05%*,
                    2/1/07**                         4,600
                                                  --------
                                                    11,060
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
NEBRASKA (2.4%):
          4,000   Nebraska Investment Finance
                    Authority, 4.75%,
                    7/15/95**                     $  4,000
            915   Nebraska Investment Finance
                    Authority, 5.00%, 7/1/15**         915
                                                  --------
                                                     4,915
                                                  --------
NEVADA (1.4%):
          1,300   Director State Nevada H2W
                    Part, 4.95%*, 8/1/14**           1,300
          1,600   Director State Nevada No.
                    Sail, 4.95%*, 8/1/01**           1,600
                                                  --------
                                                     2,900
                                                  --------
NEW YORK (0.8%):
          1,700   New York, New York, 5.00%*,
                    2/1/20**                         1,700
                                                  --------
NORTH CAROLINA (4.0%):
          8,240   Person County, Pollution
                    Control Revenue, Carolina
                    Power & Light Project,
                    4.80%*, 11/1/19**                8,240
                                                  --------
OHIO (18.1%):
            440   Akron Bath Copley, Ohio
                    Township Hospital, 4.80%*,
                    5/1/13**                           440
          2,000   Berea, Ohio, 4.50%, 10/25/95       2,002
          1,500   Cuyahoga County, 4.80%*,
                    12/1/12**                        1,500
          2,850   Dublin School District,
                    5.57%, 12/20/95                  2,854
            885   Fairfield County, 4.88%,
                    10/26/95                           887
          2,550   Fayetteville Perry, Ohio,
                    4.68%, 4/12/96                   2,554
          2,500   Franklin County Hospital,
                    4.70%*, 6/1/16**                 2,500
          4,380   Franklin County, Wesley
                    Glen, 4.82%*, 4/1/13**           4,380
          2,680   Gallia County, Industrial
                    Development Revenue,
                    Scenic Hills Nursing
                    Center, 4.40%*, 12/15/10**       2,680
          3,400   Greene County, Ohio Apple
                    Valley, 4.30%*, 8/1/09**         3,400
          3,000   Highland Heights, 5.65%,
                    12/28/95                         3,008
          3,800   Kings School District,
                    5.45%, 6/21/95                   3,803

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Lakewood, Ohio, 3.72%,
                    5/11/95                       $  4,000
          2,495   Student Loan Funding Corp.,
                    Cincinnati, Ohio, Student
                    Loan Revenue, 4.60%*,
                    12/29/98**                       2,495
            790   Summit County, Ohio, Texler
                    Project, 4.40%, 5/1/09**           790
                                                  --------
                                                    37,293
                                                  --------
PENNSYLVANIA (2.7%):
          3,100   Sayre, Health Care Facility,
                    4.75%*, 12/1/20**                3,100
          2,450   Williamsport, Area School
                    District, 3.89%, 6/30/95         2,451
                                                  --------
                                                     5,551
                                                  --------
SOUTH CAROLINA (1.2%):
          2,500   Job Economic Development
                    Revenue, 4.95%*, 12/1/99**       2,500
                                                  --------
TENNESSEE (3.0%):
          6,200   Hawkins County, Kingston,
                    5.00%*, 8/1/09**                 6,200
                                                  --------
TEXAS (3.6%):
          4,140   Harris County, 4.95%*,
                    10/1/16**                        4,140
          2,240   Texas A&M University, 8.50%,
                    7/1/95                           2,255
            950   Texas A&M University, 9.00%,
                    7/1/95                             957
                                                  --------
                                                     7,352
                                                  --------
UTAH (0.3%):
            500   Intermountain Power Agency,
                    9.90%, 7/1/95                      517
                                                  --------
VIRGINIA (1.5%):
          3,000   State Housing Development,
                    3.90%, 5/10/95                   3,000
                                                  --------
WASHINGTON (0.7%):
            500   Everett Water & Sewer,
                    8.20%, 7/1/95                      503
          1,000   Pierce County, 4.55%,
                    11/1/04**                        1,000
                                                  --------
                                                     1,503
                                                  --------
WISCONSIN (8.6%):
          1,200   Appleton, Pensor, 4.95%*,
                    8/1/01**                         1,200
          1,525   Berlin Wenninger, 4.95%*,
                    4/1/07**                         1,525
          4,000   Evansville, Wisconsin,
                    4.95%*, 12/1/08**                4,000

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Kenosha Metalmen, 4.95%*,
                    9/1/14**                      $  4,000
          1,000   Milwaukee, Wisconsin, 5.25%,
                    9/1/95                           1,003
          1,400   Oshkosh, Schloesser, 4.95%*,
                    3/1/02**                         1,400
          2,800   Plymouth, Industrial
                    Development Revenue,
                    4.95%*, 8/1/04**                 2,800
          1,800   Prairie Du Chien, Wisconsin,
                    4.80%*, 6/1/02**                 1,800
                                                  --------
                                                    17,728
----------------------------------------------------------
TOTAL MUNICIPAL BONDS                              203,712
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          4,318   Federated #15 Tax-Free Money
                    Market Fund                      4,318
              1   Fidelity Ohio Tax Free Fund            1
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           4,319
----------------------------------------------------------
TOTAL (COST $208,031)(B)                          $208,031
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $206,606.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities collateralized by bank letters of credit or other bank credit arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (94.5%)
         250     Metropolitan Transportation
                   Authority, New York,
                   Revenue Bond, Series I,
                   AMBAC, 7.00%, 7/1/09           $   282
       1,200     Metropolitan Transportation
                   Authority, New York,
                   Service Contract, Refunding
                   Revenue Bond, Series K,
                   AMBAC, 7.50%, 7/1/17             1,318
         250     Nassau County, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bond, Hofstra
                   University Project, AMBAC,
                   6.75%, 8/01/11                     263
         700     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.30%, 6/1/10              741
         335     New York City, New York, City
                   Housing Development,
                   Revenue Bond, Series 1,
                   MBIA, 7.38%, 4/1/17                352
         675     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.35%, 6/1/19              717
         200     New York City, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bonds, USTA
                   National Tennis Center,
                   6.38%, 11/15/14                    205
         220     New York City, New York, City
                   Transportation Authority,
                   Revenue Bond, Livingston
                   Plaza Project, FSA, 7.50%,
                   1/1/20                             247
         680     New York City, New York,
                   Cultural Resources, Revenue
                   Bond, AMBAC, 6.63%, 1/1/11         711
         300     New York City, New York,
                   General Obligation Bond,
                   Series B, FSA, 7.00%,
                   10/1/18                            312

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
       $ 350     New York City, New York,
                   General Obligation Bond,
                   Series C, FGIC, 7.00%,
                   2/1/12                         $   360
         750     New York City, New York,
                   Municipal Water Finance
                   Authority, Water & Sewer
                   System Revenue Bonds,
                   Series A, FGIC, 6.75%,
                   6/15/16                            780
         700     New York State Dormitory
                   Authority Revenue Bonds,
                   City University, Series 2,
                   MBIA 6.75%, 7/01/24                738
         750     New York State Dormitory
                   Authority, Revenue Bonds,
                   Ithaca College, MBIA,
                   6.50%, 7/1/10                      782
         400     New York State Dormitory
                   Authority, Revenue Bonds,
                   State University
                   Educational System, Series
                   B, AMBAC, 6.00%, 5/15/17           395
         225     New York State Dormitory
                   Authority, Revenue Bond,
                   Judicial Facilities Leases,
                   Series B, MBIA, 7.00%,
                   4/15/16                            239
         370     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/18                      392
         325     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/19                      343
         500     New York State Medical Care
                   Facilities Finance Agency,
                   Unrefunded/Revenue Bond,
                   MBIA, 7.38%, 8/15/19               543
         200     New York State Medical Care
                   Facilities Finance Agency,
                   Montefiore Medical Center,
                   AMBAC, 5.75%, 2/15/25              188
         815     New York State Medical Care
                   Facilities Finance Agency,
                   Refunding Revenue Bond,
                   North Shore University
                   Hospital, MBIA, 7.20%,
                   11/1/20                            879

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
         550     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, Series A,
                   BIG, 7.10%, 2/15/27            $   575
         340     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, St. Luke's,
                   Series B, MBIA, 7.45%,
                   2/15/29                            382
         550     New York State TWY Authority
                   General Revenue Bonds,
                   Series C, FGIC, 6.00%,
                   1/01/25                            539
       1,000     New York State Urban
                   Development Correctional
                   Facilities, Revenue Bond,
                   Series D, AMBAC, 7.50%,
                   1/1/12                           1,088
         400     New York State Urban
                   Development Correctional
                   Facilities, Series 1, FSA,
                   7.50%, 1/1/20                      449
         900     Triborough Bridge & Tunnel
                   Authority, Revenue Bond,
                   Series T, MBIA, 7.00%,
                   1/1/20                           1,002
       1,000     Triborough Bridge & Tunnel
                   Authority, Special
                   Obligation Refunding
                   Revenue Bond, Series B,
                   AMBAC, 6.88%, 1/1/15             1,061
---------------------------------------------------------
  TOTAL MUNICIPAL BONDS                           $15,883
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
         527     Municipal Fund for New York      $   527
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                          527
---------------------------------------------------------
  TOTAL (COST $15,485)(b)                         $16,410
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $16,808.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $   925
                 Unrealized depreciation
                                                  -------
                 Net unrealized appreciation      $   925
                                                  ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
FUND FOR INCOME                                                      (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. TREASURY OBLIGATION (1.2%)
U.S. TREASURY STRIP
        2,000   zero%, 8/15/20                   $    296
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (40.3%)
        1,084   Bear Stearns Mortgage Capital
                  Corp., Series 1991-A/B1,
                  9.40%, 6/25/21                    1,084
        2,220   Bear Stearns Secured
                  Investors Trust, Series
                  1991-2/H, 7.50%, 9/20/20          2,151
          104   Drexel, Burnham & Lambert
                  Trust, Series U/1, 6.30%,
                  8/1/17                              107
        1,000   General Electric Capital
                  Mortgage, Series 93-4f,
                  7.00%, 3/25/08                      896
        1,985   Housing Securities, Inc.,
                  Series 1993-B/B4M, 7.25%,
                  4/25/08                           1,878
        1,000   Kidder, Peabody Acceptance
                  Corp., Series 1993-C1/A3,
                  6.80%, 9/1/06                       927
          153   Merrill Lynch Trust, Series
                  27/D, 8.90%, 10/20/15               155
        1,366   Prudential Home Mortgage,
                  Series 1992-42/M, 7.00%,
                  1/25/08                           1,291
        1,500   Resolution Trust Corp.,
                  Series 1992-2/B4, 8.20%,
                  11/25/21                          1,476
---------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         9,965
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (41.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION:
          335   8.85%, 4/15/20                        338
          115   9.30%, 8/15/15                        117
        1,337   9.50%, 8/1/19-12/1/22               1,389
          237   10.00%, 2/1/17-9/1/19                 253
           18   12.00%, 10/1/10-7/1/14                 21

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        1,304   8.00%, 11/25/20                  $  1,221
        1,683   8.50%, 8/1/24-1/13/25               1,712
           25   9.50%, 1/1/19                          28
          154   10.00%, 5/1/13-2/1/18                 172
           10   10.50%, 1/1/18                         11
           55   12.00%, 8/1/13-4/1/15                  61
           36   13.00%, 12/1/12                        41
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        2,272   9.50%, 8/15/17-10/15/19             2,390
        2,115   10.00%, 3/15/16-6/15/21             2,289
           97   10.25%, 3/15/19-6/15/19               103
           82   10.50%, 2/15/16                        90
           66   11.00%, 9/20/14                        74
---------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                   10,310
---------------------------------------------------------
---------------------------------------------------------
  REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS (12.6%)
        1,000   Federal National Mortgage
                  Association, Series 1991-
                  13/C, 8.25%, 3/25/04              1,017
           76   Federal National Mortgage
                  Association, Series G-18/6,
                  8.75%, 7/25/01                       76
        1,920   Federal National Mortgage
                  Association, Series
                  1988-4/Z, 9.25%, 3/25/18          2,014
---------------------------------------------------------
  TOTAL REAL ESTATE MORTGAGE INVESTMENT
      CONDUITS                                      3,107
---------------------------------------------------------
---------------------------------------------------------
  REPURCHASE AGREEMENT (4.1%)
        1,003   Donaldson, Lufkin & Jenrette
                  Securities Corp., 5.93%,
                  dated 4/28/95, due 5/1/95
                  (Collateralized by various
                  U.S. Treasury securities)         1,003
---------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT                        1,003
---------------------------------------------------------
TOTAL (COST $24,172)(B)                          $ 24,681
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $24,713.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation          $    842
                Unrealized depreciation              (333)
                                                 --------
                Net unrealized appreciation      $    509
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (1.8%)
        1,000    American Express Co., 6.05%,
                   7/15/97                        $    978
        1,000    Capital Auto Receivables
                   Trust, 5.35%, 2/15/98               989
          955    Capital Auto Receivables
                   Trust, 4.90%, 2/17/98               952
          201    GMAC 1993 A Grantor Trust,
                   4.15%, 3/15/98                      198
----------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                        3,117
----------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        1,540    7.00%, 7/15/98                      1,535
        2,000    5.50%, 10/15/02                     1,933
        2,000    5.50%, 11/15/03                     1,924
          482    8.40%, 1/15/05                        487
          937    6.00%, 2/15/13                        933
          258    8.00%, 1/15/18                        258
        1,300    8.50%, 9/15/19                      1,316
FEDERAL NATIONAL MORTGAGE ASSOC.:
        2,000    6.00%, 10/25/03                     1,965
        1,000    8.00%, 3/25/04                      1,007
        1,522    5.75%, 6/25/06                      1,471
          849    7.00%, 2/25/18                        844
          883    7.50%, 7/25/18                        879
                                                  --------
                                                    14,552
                                                  --------
---------------------------------------------------------
  CORPORATE BONDS (18.5%)
AUTOMOTIVE (0.3%):
          500    Ford Motor, 7.88%, 10/15/96           506
                                                  --------
BANKING & FINANCIAL SERVICES (0.3%):
          500    Bankers Trust, 7.25%, 11/1/96         502
                                                  --------
BROKERAGE SERVICES (2.0%):
        2,000    Lehman Brothers, 5.75%,
                   11/15/98                          1,858
        1,500    Lehman Brothers Holding,
                   5.50%, 6/15/96                    1,474
                                                  --------
                                                     3,332
                                                  --------
BUSINESS EQUIPMENT (1.3%):
        2,175    International Business
                   Machines Corp., 6.38%,
                   11/1/97                           2,145
                                                  --------
CHEMICALS (0.6%):
        1,000    Dow Capital, 5.75%, 9/15/97           972
                                                  --------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
CONSUMER GOODS & SERVICES (0.6%):
        1,000    PepsiCo, Inc., 5.63%, 7/1/95     $  1,000
                                                  --------
FINANCIAL SERVICES (6.5%):
        2,000    American General Corp.,
                   6.88%, 7/1/99                     1,957
        1,000    Associates Corp.,6.88%,
                   1/15/97                           1,000
        1,500    Associates Corp.,7.25%,
                   9/1/99                            1,492
        3,000    Ford Motor Credit Corp.,
                   7.13%, 12/1/97                    3,004
        1,000    ITT Finance, 7.38%, 10/15/95        1,005
        2,000    Norwest Corp., 7.75%,
                   12/31/96                          2,030
          500    Norwest Financial, 7.10%,
                   11/15/96                            502
                                                  --------
                                                    10,990
                                                  --------
FOOD PRODUCTS (0.4%):
          775    H.J. Heinz Co., 5.50%,
                   9/15/97                             756
                                                  --------
GOVERNMENTS (FOREIGN) (0.6%):
        1,000    Province of Ontario Global
                   Bonds, 5.70%, 10/1/97               973
                                                  --------
INDUSTRIAL GOODS & SERVICES (1.2%):
        2,000    Burlington Resources, 7.15%,
                   5/1/99                            1,985
                                                  --------
INSURANCE (2.1%):
          500    International Lease Finance
                   Corp., 6.38%, 11/1/96               496
        2,000    International Lease Finance
                   Corp., 8.35%, 10/1/98             2,063
        1,000    Transamerica Finance, 5.40%,
                   9/1/95                              997
                                                  --------
                                                     3,556
                                                  --------
POLLUTION CONTROL SERVICES (1.5%):
          500    Waste Management, 6.38%,
                   7/1/97                              493
        2,000    WMX Technologies, 7.13%,
                   3/22/97                           2,005
                                                  --------
                                                     2,498
                                                  --------
UTILITIES -- ELECTRIC & GAS (1.1%):
        1,000    Northern Illinois Gas, 5.50%,
                   2/1/97                              976
        1,000    Northern States Power, 5.50%,
                   2/1/99                              944
                                                  --------
                                                     1,920
----------------------------------------------------------
TOTAL CORPORATE BONDS                               31,135
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.7%)
FEDERAL NATIONAL MORTGAGE ASSOC.:
        3,000    5.23%, 11/25/98                  $  2,826
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                       2,826
----------------------------------------------------------
---------------------------------------------------------
  U.S. TREASURY NOTES (64.8%)
        4,000    5.50%, 4/30/96                      3,968
        1,000    7.63%, 5/31/96                      1,013
        8,000    6.50%, 9/30/96                      8,002
        9,000    7.50%, 12/31/96                     9,136
       18,000    7.50%, 1/31/97                     18,273
        1,000    6.75%, 2/28/97                      1,003
       16,000    6.88%, 2/28/97                     16,078
       10,000    6.63%, 3/31/97                     10,005
        7,000    6.50%, 8/15/97                      6,978
        3,000    7.38%, 11/15/97                     3,046
        1,500    6.00%, 12/31/97                     1,475
        4,500    5.13%, 4/30/98                      4,306
        6,500    8.25%, 7/15/98                      6,774
        7,000    5.25%, 7/31/98                      6,689
       12,000    7.13%, 2/29/00                     12,110
----------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          108,856
----------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
        5,183    Shearson U.S. Treasury Fund      $  5,183
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           5,183
----------------------------------------------------------
TOTAL (COST $166,188)(B)                          $165,669
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $168,112.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $  1,161
                 Unrealized depreciation            (1,681)
                                                  --------
                 Net unrealized depreciation      $   (520)
                                                  =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GOVERNMENT MORTGAGE FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,000    5.50%, 10/15/02                 $  4,832
          500    5.00%, 8/15/11                       492
FEDERAL NATIONAL MORTGAGE ASSOC.:
       10,000    7.50%, 8/25/22                     9,809
---------------------------------------------------------
                TOTAL COLLATERALIZED MORTGAGE
                                  OBLIGATIONS      15,133
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT
  AGENCIES (86.8%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,927    8.00%, 1/1/00                      5,922
          209    9.50%, 8/1/21                        218
        3,128    5.99%, 12/1/23                     3,136
       19,787    7.50%, 4/1/24                     19,351
FEDERAL NATIONAL MORTGAGE ASSOC.:
        1,395    8.00%, 5/1/17                      1,394
        2,322    9.50%, 6/1/22                      2,420
        9,768    6.50%, 4/1/24                      9,050
        3,888    8.50%, 8/1/24                      3,952
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          105    8.50%, 6/15/16                       107
          252    8.50%, 7/15/16                       257
          109    9.00%, 9/15/16                       113
          181    8.50%, 10/15/16                      185
          108    9.50%, 11/15/16                      114
          726    8.50%, 1/15/17                       740
          578    8.50%, 2/15/17                       589
          233    8.50%, 4/15/17                       238
          200    8.50%, 5/15/17                       204
          473    8.50%, 6/15/17                       483
        2,093    9.50%, 11/15/17                    2,195
          113    10.00%, 1/15/18                      121
          517    9.00%, 11/15/18                      536
          423    9.50%, 1/15/19                       444
          317    10.50%, 8/15/19                      344
          469    8.50%, 12/15/19                      478
           45    8.50%, 2/15/20                        46
        1,426    9.50%, 5/15/20                     1,496
        3,278    9.75%, 1/15/21                     3,504
        1,551    9.00%, 3/15/21                     1,606
          121    8.50%, 5/15/21                       124

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
        1,185    9.00%, 5/15/21                  $  1,227
          311    8.00%, 6/15/21                       311
        1,332    9.00%, 6/15/21                     1,379
        2,307    9.50%, 6/15/21                     2,422
       13,249    8.00%, 5/15/22                    13,257
        4,043    8.00%, 10/15/22                    4,046
        3,088    9.00%, 2/15/23                     3,202
        2,870    8.50%, 3/15/23                     2,928
          803    7.50%, 6/15/23                       786
        4,591    7.50%, 7/15/23                     4,490
        1,527    8.00%, 8/15/23                     1,528
        4,887    7.00%, 9/15/23                     4,636
        2,833    7.00%, 10/15/23                    2,687
        4,619    7.00%, 12/15/23                    4,384
        8,295    7.50%, 1/15/24                     8,106
        3,933    7.50%, 2/15/24                     3,842
        4,048    8.50%, 10/15/24                    4,134
        1,714    8.75%, 8/15/25                     1,739
---------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES     124,471
---------------------------------------------------------
---------------------------------------------
  U.S. TREASURY NOTES (1.5%)
        1,000    5.50%, 4/30/96                       992
        1,100    8.75%, 8/15/00                     1,189
---------------------------------------------------------
                    TOTAL U.S. TREASURY NOTES       2,181
---------------------------------------------------------
---------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        1,177    Shearson U.S. Treasury Fund        1,177
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,177
---------------------------------------------------------
TOTAL (COST $147,319)(B)                         $142,962
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $143,435.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $41. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    422
                 Unrealized depreciation           (4,820)
                                                 --------
                 Net unrealized depreciation     $ (4,398)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (0.7%)
CAPITAL AUTO RECEIVABLES TRUST
        1,000    5.35%, 2/15/98                  $    989
---------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                         989
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)
FEDERAL HOME LOAN MORTAGAGE CORP.
        1,000    7.00%, 5/15/99                       992
        1,800    6.50%, 5/15/03                     1,713
        1,406    5.00%, 11/15/04                    1,401
        2,500    5.80%, 4/15/14                     2,468
        1,994    6.50%, 7/15/16                     1,959
          258    8.00%, 1/15/18                       258
        1,968    7.50%, 9/15/20                     1,963
        2,500    8.40%, 1/15/21                     2,520
FEDERAL NATIONAL MORTGAGE ASSOC.
        2,475    6.00%, 10/25/03                    2,432
        1,103    7.50%, 7/25/18                     1,098
        4,000    6.25%, 5/25/19                     3,755
        2,000    8.50%, 8/25/19                     2,051
---------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          22,610
---------------------------------------------------------
---------------------------------------------------------
  CORPORATE BONDS (39.1%)
APPLIANCES (0.8%):
        1,000    Whirlpool Corp. Notes
                   9.50%, 6/15/00                   1,089
                                                 --------
AUTOMOTIVE (2.8%):
        1,000    Ford Motor Co.
                   9.00%, 9/15/01                   1,076
          500    Ford Motor Credit Co.
                   9.50%, 4/15/00                     542
          500    Ford Motor Holdings, Inc.
                   9.25%, 3/1/00                      534
          500    General Motors Corp.
                   9.75%, 5/15/99                     514
        1,000    General Motors Corp.
                   9.63%, 12/1/00                   1,086
                                                 --------
                                                    3,752
                                                 --------
BANKING (0.4%):
          500    Comerica, Inc.
                   10.13%, 6/1/98                     537
                                                 --------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
BROKERAGE SERVICES (10.9%):
        4,000    Bear Stearns Co.
                   9.38%, 6/1/01                 $  4,305
        5,000    Lehman Brothers Holdings
                   5.75%, 11/15/98                  4,643
        2,500    Merrill Lynch & Co.
                   8.25%, 11/15/99                  2,563
        3,500    Salomon, Inc.
                   6.75%, 1/15/06                   2,993
                                                 --------
                                                   14,504
                                                 --------
                              CHEMICALS (1.5%):
        1,000    Dow Chemical
                   5.75%, 9/15/97                     973
        1,000    Monsanto Defined
                   8.13%, 12/15/06                  1,032
                                                 --------
                                                    2,005
                                                 --------
FINANCIAL SERVICES (7.0%):
        2,000    American Express
                   8.50%, 8/15/01                   2,115
        3,000    American General Corp.
                   7.70%, 10/15/99                  3,034
        1,000    Norwest Corp.
                   7.75%, 12/31/96                  1,015
        3,000    Transamerica Financial
                   8.75%, 10/1/99                   3,138
                                                 --------
                                                    9,302
                                                 --------
FOOD PRODUCTS (0.7%):
        1,000    Super Valu, Inc.
                   5.88%, 11/15/95                    998
                                                 --------
GOVERNMENT AGENCY (0.4%):
          500    Private Export Funding
                   9.00%, 1/31/96                     508
                                                 --------
INDUSTRIAL GOODS & SERVICES (8.4%):
        2,000    American Home Products
                   7.70%, 2/15/00                   2,025
        3,000    Amoco Canada
                   7.25%, 12/1/02                   2,985
        1,000    Grand Metropolitan Investment
                   Corp.
                   8.63%, 8/15/01                   1,070
        3,000    Service Corp. International
                   8.38%, 12/15/04                  3,131
        2,000    WMX Technologies Waste
                   Management
                   7.13%, 3/22/97                   2,005
                                                 --------
                                                   11,216
                                                 --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
INSURANCE (0.4%):
          500    St. Paul Cos., Inc.
                   9.38%, 6/15/97                $    526
                                                 --------
OIL & GAS EXPLORATION (1.2%):
          500    British Petroleum America
                   10.15%, 3/15/96                    514
        1,000    Cheveron Corp. Amortization
                   Notes
                   8.11%, 12/1/04                   1,044
                                                 --------
                                                    1,558
                                                 --------
PRINTING & PUBLISHING (1.6%):
        1,000    Knight Ridder, Inc.
                   8.50%, 9/1/01                    1,063
        1,000    R.R. Donnelly & Sons Co.
                   9.13%, 12/1/00                   1,095
                                                 --------
                                                    2,158
                                                 --------
RETAIL STORES (0.8%):
          500    J.C. Penney, Inc.
                   9.05%, 3/1/01                      538
          500    Sears Roebuck & Co.
                   9.50%, 6/1/99                      537
                                                 --------
                                                    1,075
                                                 --------
TELECOMMUNICATIONS (2.2%):
          750    Communications Satellite
                   8.13%, 4/1/04                      775
        2,000    GTE Corp. Notes
                   9.10%, 6/1/03                    2,143
                                                 --------
                                                    2,918
---------------------------------------------------------
TOTAL CORPORATE BONDS                              52,146
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTAGE ASSOC.:
        2,000    5.23%, 11/25/98                    1,884
---------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                      1,884
---------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  U.S. TREASURY NOTES (38.6%)
        7,500    9.25%, 1/15/96                  $  7,651
        3,000    9.38%, 4/15/96                     3,087
        2,000    5.50%, 4/30/96                     1,984
        5,000    7.38%, 5/15/96                     5,049
        6,500    6.88%, 4/30/97                     6,534
        2,000    5.63%, 1/31/98                     1,945
        5,000    7.25%, 2/15/98                     5,068
        7,000    7.00%, 4/15/99                     7,050
        2,000    7.50%, 10/31/99                    2,048
        1,000    6.38%, 1/15/00                       980
        8,000    7.13%, 2/29/00                     8,073
        2,000    6.88%, 3/31/00                     1,997
---------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          51,466
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (1.3%)
        1,783    Shearson U.S. Treasury Fund        1,783
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,783
---------------------------------------------------------
TOTAL (COST $133,485)(B)                         $130,878
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $133,225.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    885
                 Unrealized depreciation           (3,492)
                                                 --------
                 Net unrealized depreciation     $ (2,607)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  ASSET BACKED SECURITIES (1.6%)
CAPITAL AUTO RECEIVABLES ASSET TRUST
            979   4.90%, 2/17/98                  $      976
RAILCAR TRUST, SERIES 92-1
            459   7.75%, 6/1/04                          465
------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                          1,441
------------------------------------------------------------
----------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
FEDERAL HOME LOAN MORTGAGE CORP.:
          1,180   7.50%, 4/1/07                        1,178
FEDERAL NATIONAL MORTGAGE ASSOC.:
             67   7.00%, 3/25/18                          67
            155   7.25%, 6/25/18                         154
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION               1,399
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (28.4%)
AUTOMOTIVE (1.7%):
          1,000   Ford Motor Co.
                  9.00%, 9/15/01                       1,076
            500   General Motors
                  9.13%, 7/15/95                         535
                                                  ----------
                                                       1,611
                                                  ----------
BANKING (6.2%):
            600   BankAmerica Corp.
                  9.63%, 2/13/01                         657
          1,500   Crestar Finance Corp.
                  8.75%, 11/15/04                      1,591
            500   First Bank System
                  8.00%, 7/2/04                          514
          1,020   First Union Corp.
                  9.45%, 6/15/99                       1,095
            800   SunTrust Banks, Inc.
                  7.38%, 7/1/02                          799
          1,000   Wells Fargo & Co.
                  8.75%, 5/1/02                        1,061
                                                  ----------
                                                       5,717
                                                  ----------
BROKERAGE SERVICES (2.3%):
          1,000   Morgan Stanley
                  8.88%, 10/15/01                      1,056
          1,280   Morgan Stanley
                  7.25%, 10/15/23                      1,069
                                                  ----------
                                                       2,125
                                                  ----------
COMPUTER (0.6%):
            510   International Business
                  Machines
                  9.00%, 5/1/98                          510
                                                  ----------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
CREDIT INSTITUTIONS -- PERSONAL (0.6%):
            510   General Electric Credit
                  Corp.
                  8.75%, 11/26/96                 $      524
                                                  ----------
FINANCIAL SERVICES (7.6%):
          1,025   BHP Finance Ltd.
                  6.75%, 11/1/13                         880
            255   Ford Motor Credit Co.
                  9.40%, 11/16/95                        259
          1,000   General Motors Acceptance
                  Co.
                  6.28%*, 6/7/96                         999
          1,000   General Motors Acceptance
                  Co.
                  7.13%, 6/1/99                          985
          1,000   General Motors Acceptance
                  Co.
                  5.50%, 12/15/01                        886
          1,020   Merrill Lynch
                  8.25%, 11/15/99                      1,046
          2,000   Salomon Brothers
                  4.44%, 8/9/95                        1,988
                                                  ----------
                                                       7,043
                                                  ----------
GOVERNMENTS (FOREIGN) (0.5%):
            500   Republic of Iceland
                  6.13%, 2/1/04                          449
                                                  ----------
INDUSTRIAL GOODS & SERVICES (4.4%):
          1,000   American Home Products
                  7.70%, 2/15/00                       1,013
          1,000   Georgia-Pacific
                  9.95%, 6/15/02                       1,116
            700   Philip Morris Co.
                  9.00%, 1/1/01                          746
          1,200   RJR Nabisco, Inc.
                  8.00%, 1/15/00                       1,182
                                                  ----------
                                                       4,057
                                                  ----------
INSURANCE (1.0%):
          1,100   Nationwide Mutual
                  Insurance Surplus
                  7.50%, 2/15/24                         954
                                                  ----------
OIL & GAS EXPLORATION (0.8%):
            700   Atlantic Richfield Co.
                  9.00%, 4/1/21                          765
                                                  ----------
OIL & GAS TRANSMISSION (0.6%):
            510   Shell Oil Co.
                  7.00%, 9/15/95                         511
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
TELECOMMUNICATIONS (2.1%):
            510   GTE Hawaiian Telephone
                  Service
                  9.00%, 12/1/00                  $      525
            510   MCI Communications
                  7.63%, 11/7/96                         514
            360   Northern Telecom Ltd.
                  8.25%, 6/13/96                         366
            510   Southwestern Bell Co.
                  8.30%, 6/1/96                          518
                                                  ----------
                                                       1,923
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 26,189
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (38.0%)
FEDERAL HOME LOAN MORTGAGE CORP.:
            150   8.00%, 5/1/02                          151
            350   8.00%, 8/1/02                          354
            238   8.00%, 6/1/08                          237
            277   8.00%, 11/1/08                         276
FEDERAL NATIONAL MORTGAGE ASSOC.:
            994   8.00%, 1/1/23                          993
          1,562   7.50%, 3/1/24                        1,529
          1,500   9.00%, 5/1/25                        1,549
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          2,815   6.50%, 2/15/09                       2,705
          1,597   9.00%, 2/15/17                       1,654
          1,513   8.50%, 9/15/17                       1,544
            891   9.00%, 6/15/18                         923
          1,667   9.00%, 10/15/19                      1,727
          2,738   9.00%, 12/15/19                      2,836
          1,742   9.00%, 1/15/20                       1,809
          1,128   9.00%, 2/15/20                       1,168
            740   8.50%, 11/15/21                        756
          2,657   7.50%, 8/15/22                       2,600
          1,646   8.50%, 8/15/22                       1,681
          1,228   8.50%, 2/15/23                       1,253
          1,464   7.00%, 10/15/23                      1,389
          1,378   7.50%, 10/15/23                      1,345
          4,794   7.50%, 1/15/24                       4,683
          1,962   7.50%, 5/15/24                       1,916
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        35,078
------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  U.S. TREASURY BONDS (12.5%)
          2,600   8.88%, 2/15/19                  $    3,001
          3,000   8.00%, 11/15/21                      3,188
          2,900   7.13%, 2/15/23                       2,798
          1,500   7.50%, 11/15/24                      1,520
          1,000   7.63%, 2/15/25                       1,035
------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                             11,542
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (14.9%)
          3,000   7.50%, 2/29/96                       3,029
          1,000   7.50%, 12/31/96                      1,015
          1,000   8.00%, 1/15/97                       1,024
          1,000   7.75%, 12/31/99                      1,034
          2,500   7.75%, 1/31/00                       2,585
          3,000   7.13%, 2/29/00                       3,027
          2,000   7.50%, 2/15/05                       2,061
------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                             13,775
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          1,942   Shearson U.S. Treasury Fund          1,942
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,942
------------------------------------------------------------
TOTAL (COST $93,388) (B)                          $   91,366
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $92,202.

(b) Represents costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $      646
                  Unrealized depreciation             (2,668)
                                                  ----------
                  Net unrealized depreciation     $   (2,022)
                                                  ==========

 * Corporate Bonds with floating rates are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (97.6%)
ALTERNATIVE MINIMUM TAX PAPER (11.1%):
          2,500   Student Loan Funding Corp.,
                  Series A
                  5.50%, 12/1/01                  $    2,463
          4,000   Student Loan Funding Corp.,
                  Series A
                  5.85%, 8/1/04                        4,005
------------------------------------------------------------
TOTAL ALTERNATIVE MINIMUM TAX PAPER                    6,468
------------------------------------------------------------
----------------------------------------------
  GENERAL OBLIGATION BONDS (43.2%)
COUNTY, CITY, SPECIAL DISTRICT & SCHOOLS (39.7%):
          1,500   Batavia, Ohio Local School
                  District
                  7.00%, 12/1/14                       1,656
            750   Batavia, Ohio Local School
                  District
                  6.30%, 12/1/22                         769
            500   Canton, Waterworks System
                  5.75%, 12/1/10                         491
          1,325   Clyde-Green Springs Village,
                  Ohio School District
                  6.10%, 12/1/19                       1,302
            500   Columbus, Ohio, Series B
                  6.10%, 1/1/03                          531
          1,500   Columbus, Ohio
                  6.20%, 1/1/04                        1,604
          1,385   Crawford County, Ohio,
                  AMBAC
                  6.75%, 12/1/19                       1,477
          1,000   Cuyahoga Falls, Ohio, MBIA
                  6.00%, 12/1/15                         987
          2,500   Franklin County, Ohio
                  Courthouse
                  6.38%, 12/1/01                       2,724
          1,000   Hilliard, Ohio School
                  District
                  6.15%, 12/1/06                       1,035
          2,500   Indian Valley, Ohio Local
                  School District
                  7.00%, 12/1/14                       2,760
            750   Kings, Ohio Local School
                  District
                  7.00%, 12/1/09                         795
          1,250   Lakeview, Ohio Local School
                  District
                  AMBAC
                  6.95%, 12/1/19                       1,380
            540   Lakewood, Ohio
                  5.40%, 12/1/05                         540

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
            600   Madison County, Ohio
                  7.00%, 12/1/19                  $      667
          1,000   Munroe Falls, Ohio, Series A
                  AMBAC
                  6.95%, 12/1/14                       1,103
            500   Toledo, Ohio, AMBAC
                  6.10%, 12/1/14                         501
          1,820   Trumbull County, Ohio
                  5.75%, 12/1/03                       1,892
            880   Tuscarawas Valley, Ohio
                  Local
                  School District, AMBAC
                  6.00%, 12/1/19                         863
                                                  ----------
                                                      23,077
                                                  ----------
STATE (3.5%):
          2,000   Ohio State, Refunding &
                  Improvement
                  5.50%, 8/1/03                        2,044
------------------------------------------------------------
TOTAL GENERAL OBLIGATION BONDS                        25,121
------------------------------------------------------------
----------------------------------------------
  REVENUE BONDS (43.3%)
HOSPITALS, NURSING HOMES & HEALTH CARE (17.7%):
          2,250   Butler County, Ohio
                  Middletown Regional
                  Hospital, GFIC
                  6.75%, 11/15/10                      2,411
          1,000   Clermont County Hospital
                  Facility
                  6.00%, 9/1/19                          977
          1,720   Franklin County, Riverside
                  Hospital
                  7.25%, 5/15/20                       1,864
          1,000   Garfield Heights, Ohio
                  Marymount Hospital,
                  Refunding & Improvement
                  6.70%, 11/15/15                      1,016
          2,400   Lake County Hospital
                  Improvement Facilities
                  6.38%, 8/15/03                       2,523
          1,480   Lucas County, Ohio Hospital,
                  Series B
                  5.75%, 8/15/03                       1,526
                                                  ----------
                                                      10,317
                                                  ----------
HOUSING (3.1%):
          1,775   Ohio Cap Corp.
                  6.35%, 7/1/22                        1,775
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
PUBLIC FACILITIES (CONVENTION, SPORT) (5.3%):
          2,000   Ohio State Building
                  Authority,
                  Adult Correctional
                  Facilities
                  6.00%, 10/1/07                  $    2,048
          1,000   Ohio State Public
                  Facilities,
                  Higher Education
                  5.88%, 12/1/04                       1,029
                                                  ----------
                                                       3,077
                                                  ----------
UTILITIES (SEWERS, TELEPHONE, ELECTRIC) (17.2%):
            540   Cambridge, Ohio Water
                  System
                  5.50%, 12/1/08                         526
          1,935   Cleveland Public Power
                  Systems, MBIA
                  7.00%, 11/15/24                      2,147
          1,000   Cleveland Public Power
                  Systems, MBIA
                  6.00%, 11/15/02                      1,051
          1,750   Cleveland Regional Sewer
                  District
                  6.75%, 5/15/04                       1,940
          1,000   Cleveland, Ohio Waterworks
                  Series 1-92B
                  6.25%, 1/1/05                        1,055
          1,950   Columbus, Ohio Sewer
                  6.25%, 6/1/08                        2,006
            750   Columbus, Ohio Water
                  Systems
                  6.38%, 11/1/10                         769
            500   Southwest Regional Water,
                  MBIA
                  6.00%, 12/1/20                         488
                                                  ----------
                                                       9,982
                                                  ----------
TOTAL REVENUE BONDS                                   25,151
------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                 56,740
------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (1.9%)
                  Dreyfus Ohio Money Market
          1,131   Institutional Fund              $    1,131
------------------------------------------------------------
Total Investment Companies                             1,131
------------------------------------------------------------
TOTAL (COST $57,596) (B)                              57,871
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of 58,137.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation              1,006
                  Unrealized depreciation               (757)
                                                  ----------
                  Net unrealized appreciation     $      249
                                                  ==========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATION (2.4%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        465,548   7.50%, 4/1/07                   $      465
FEDERAL NATIONAL MORTGAGE ASSOC.:
        968,818   7.40%, 7/25/17                         968
        925,817   6.50%, 4/25/22                         872
      1,500,000   9.00%, 5/1/25                        1,548
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              3,853
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (53.7%)
AEROSPACE/DEFENSE (3.3%):
         21,400   Boeing Co.                           1,177
         11,800   General Dynamics Corp.                 547
         20,300   Lockheed Martin Corp.(c)             1,173
         33,650   Raytheon Co.                         2,448
                                                  ----------
                                                       5,345
                                                  ----------
ALUMINUM (1.4%):
         50,300   Aluminum Co. of America              2,257
                                                  ----------
AUTOMOBILES (1.0%):
          8,000   Chrysler Corp.                         345
          1,200   Fiat - ADR                              24
         45,000   Ford Motor Co.                       1,215
                                                  ----------
                                                       1,584
                                                  ----------
BANKS (4.7%):
            900   BBV - ADR                               24
         54,900   BankAmerica Corp.                    2,718
         28,200   Comerica, Inc.                         811
         13,800   CoreStates Financial Corp.             450
         27,600   First Union Corp.                    1,249
          1,300   IMI - ADR                               24
         33,150   J.P. Morgan & Co., Inc.              2,176
                                                  ----------
                                                       7,452
                                                  ----------
BEVERAGES (1.3%):
         33,900   Anheuser Busch Co., Inc.             1,971
          1,300   Coca-Cola Femsa - ADR                   26
                                                  ----------
                                                       1,997
                                                  ----------
CHEMICALS (1.2%):
         10,100   Dow Chemical Co.                       702
          8,300   Eastman Chemical                       471
          1,200   Imperial Chemical - ADR                 58
         18,200   Lubrizol Corp.                         635
          3,200   Montedison - ADR(c)                     24
          1,000   Norsk Hydro - ADR                       40
                                                  ----------
                                                       1,930
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
COMPUTERS & PERIPHERALS (0.9%):
         13,600   Cisco Systems(c)                $      542
         13,400   Hewlett Packard Co.                    886
                                                  ----------
                                                       1,428
                                                  ----------
CONGLOMERATES (0.0%):
          3,000   Hanson PLC, ADR                         57
                                                  ----------
CONTAINERS (0.4%):
         28,600   Newell Co.                             676
                                                  ----------
COSMETICS & RELATED (0.6%):
         15,400   Avon Products                          974
                                                  ----------
ELECTRICAL EQUIPMENT (1.8%):
         13,100   Emerson Electric Co.                   881
         34,400   General Electric Co.                 1,926
            900   Hitachi - ADR                           92
                                                  ----------
                                                       2,899
                                                  ----------
ELECTRONIC COMPUTING EQUIPMENT (0.7%)
         26,900   Compaq Computer Corp.(c)             1,022
                                                  ----------
ENTERTAINMENT (0.1%)
            450   Matsushita Electric - ADR               76
          1,500   Sony - ADR                              76
                                                  ----------
                                                         152
                                                  ----------
FINANCIAL SERVICES (2.2%):
         26,400   American Express Co.                   917
         15,300   Federal National Mortgage
                    Assoc.                             1,350
         27,300   Household International,
                    Inc.                               1,280
                                                  ----------
                                                       3,547
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         16,500   Supervalu, Inc.                        435
                                                  ----------
FOOD PROCESSING & PACKAGING (0.2%):
         10,000   Sara Lee Corp.                         279
                                                  ----------
FOREST PRODUCTS (2.8%):
         20,300   Georgia Pacific Corp.                1,611
         25,000   International Paper Co.              1,925
         19,700   Union Camp Corp.                       987
                                                  ----------
                                                       4,523
                                                  ----------
HEAVY MACHINERY (0.5%):
          9,000   Deere & Co.                            738
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (0.1%):
          3,100   Johnson & Johnson, Inc.                202
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INSURANCE (1.3%):
         25,100   Allstate                        $      762
         12,000   American General Corp.                 396
          9,200   Chubb Corp.                            736
          3,200   St. Paul Cos., Inc.                    154
                                                  ----------
                                                       2,048
                                                  ----------
MANUFACTURING (0.9%):
         24,700   Allied Signal, Inc.                    979
         12,300   Litton Industries, Inc.(c)             426
                                                  ----------
                                                       1,405
                                                  ----------
MEDICAL SUPPLIES (0.3%):
          6,600   Medtronic, Inc.                        491
                                                  ----------
METALS (0.3%):
          1,300   SKF Corp. - ADR(c)                      27
         17,100   USX U.S. Steel Group                   522
                                                  ----------
                                                         549
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
          1,000   Canon - ADR                             83
          9,700   Pitney Bowes, Inc.                     360
                                                  ----------
                                                         443
                                                  ----------
OIL (7.0%):
         12,000   Atlantic Richfield Co.               1,374
            700   British Petroleum Co., PLC,
                    ADR                                   60
         49,800   Chevron Corp.                        2,359
         15,000   Exxon Corp.                          1,044
         28,700   Mobil Corp.                          2,723
          1,400   Repsol - ADR                            45
            400   Royal Dutch Petroleum - ADR             50
         49,500   Texaco, Inc.                         3,385
          1,000   YPF S.A. - ADR(c)                       20
                                                  ----------
                                                      11,060
                                                  ----------
OIL & GAS EXPLORATION (2.5%):
         52,600   Enron Corp.                          1,788
         60,200   Phillips Petroleum Co.               2,107
                                                  ----------
                                                       3,895
                                                  ----------
OILFIELD EQUIPMENT & SERVICES (0.7%):
         46,500   Baker Hughes, Inc.                   1,046
                                                  ----------
PAINT, VARNISHES & ENAMELS (0.2%):
          7,700   Sherwin Williams Co.                   274
                                                  ----------
PAPER (0.0%):
            800   Fletcher Challange - ADR                22
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
PHARMACEUTICALS (3.4%):
         49,000   Abbott Laboratories             $    1,929
         11,400   American Home Products Corp.           879
         13,600   Merck & Co., Inc.                      583
         11,900   Pfizer, Inc.                         1,031
         12,100   Schering-Plough                        912
          1,400   SmithKline Beecham                      54
                                                  ----------
                                                       5,388
                                                  ----------
PUBLISHING (0.2%):
          3,800   Dun & Bradstreet Corp.                 198
          2,500   News Corp. - ADR(c)                     49
                                                  ----------
                                                         247
                                                  ----------
RETAIL (1.7%):
          9,700   Dayton Hudson Corp.                    651
         21,900   Pep Boys-Manny, Moe & Jack             564
         14,500   Sears & Roebuck Co.                    787
          7,500   Wal Mart Stores, Inc.                  178
         10,900   Walgreen Co.                           512
                                                  ----------
                                                       2,692
                                                  ----------
SEMICONDUCTORS (0.8%):
         11,850   Intel Corp.                          1,213
            600   Kyocera - ADR                           94
                                                  ----------
                                                       1,307
                                                  ----------
SHOES, LEATHER GOODS & CLOTHING (0.1%):
          4,400   Reebok International Ltd.              138
                                                  ----------
SOAPS & CLEANING AGENTS (0.1%):
          1,300   Procter & Gamble Co.                    91
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.1%):
         13,650   Microsoft Corp.(c)                   1,118
         32,000   Novell, Inc.(c)                        696
                                                  ----------
                                                       1,814
                                                  ----------
STEEL (0.1%):
          2,100   British Steel - ADR                     57
            800   Broken Hill Proprietary -
                    ADR                                   46
          2,300   Worthington Industries, Inc.            43
                                                  ----------
                                                         146
TELECOMMUNICATIONS (0.3%):
         26,800   Comsat Corp.                           536
                                                  ----------
TOBACCO & TOBACCO PRODUCTS (0.8%):
          4,000   B.A.T. Industries - ADR                 60
         16,500   Philip Morris Cos., Inc.             1,118
          3,900   UST, Inc.                              110
                                                  ----------
                                                       1,288
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TOOLS & HARDWARE MANUFACTURING (0.3%):
         11,100   Stanley Works                   $      440
                                                  ----------
TRANSPORTATION (0.0%):
            900   British Airways -ADR                    58
          3,000   TMM - ADR                               20
                                                  ----------
                                                          78
                                                  ----------
UTILITIES - ELECTRIC & GAS (3.3%):
         64,900   Consolidated Edison Co. NY,
                  Inc.                                 1,801
         20,300   Duquesne Light Co.                     685
         83,300   Texas Utilities Co.                  2,718
                                                  ----------
                                                       5,204
                                                  ----------
UTILITIES - TELECOMMUNICATIONS (4.5%):
         68,600   A T & T Corp.                        3,481
            900   British Telecom - ADR                   56
         60,500   GTE Corp.                            2,065
          1,000   Hong Kong Telecom - ADR                 20
          9,000   MCI Telecommunications
                  Corp.                                  196
         31,000   Nynex Corp.                          1,267
          1,000   Telefonica De Espana -
                  ADR(c)                                  37
          1,000   Telephones De Mexico - ADR              30
            700   Telephonos De Chile - ADR               48
                                                  ----------
                                                       7,200
------------------------------------------------------------
  TOTAL COMMON STOCKS                                 85,299
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS - FOREIGN (0.7%)
BRITAIN (0.0%):
  PUBLISHING (0.0%):
          2,200   Reed Elsevier International             28
                                                  ----------
  FOOD MANUFACTURING (0.0%):
          5,000   United Biscuits                         28
------------------------------------------------------------
  TOTAL BRITAIN                                           56
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FRANCE (0.1%):
  AUTOMOBILES (0.0%):
            200   PSA Peugeot Citroen             $       29
                                                  ----------
    BANKS (0.0%):
            500   Cie Financiere De Paribas-A             30
                                                  ----------
  BUILDING MATERIALS (0.0%):
            250   Compagnie De Saint Gobain               32
                                                  ----------
  OIL & GAS PRODUCTION (0.0%):
            400   Elf Aquitaine                           32
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            300   Alcatel-Alsthom                         28
                                                  ----------
  UTILITIES - WATER (0.0%):
            300   Cie Generale Des Eaux                   32
------------------------------------------------------------
  TOTAL FRANCE                                           183
------------------------------------------------------------
GERMANY (0.1%):
  AUTOMOBILES (0.0%):
             90   Volkswagen                              25
                                                  ----------
  CHEMICALS (0.0%):
            100   Bayer                                   25
                                                  ----------
  MACHINERY & ENGINEERING (0.0%):
            100   Mannesmann                              27
                                                  ----------
  MANUFACTURING (0.0%):
             50   Siemens(c)                              25
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
             70   Veba                                    26
------------------------------------------------------------
  TOTAL GERMANY                                          128
------------------------------------------------------------
HOLLAND (0.1%):
  BANKING (0.0%):
            700   ABN/Amro Holding                        27
                                                  ----------
  CHEMICALS (0.0%):
            200   Akzo Nobel NV                           23
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            700   Koninklijke PTT NED NV                  25
------------------------------------------------------------
  TOTAL HOLLAND                                           75
------------------------------------------------------------
HONG KONG (0.0%):
  BROKERAGE (0.0%):
         20,000   Peregrine Inv                           21
                                                  ----------
  REAL ESTATE (0.0%):
          5,000   Cheung Kong                             21
------------------------------------------------------------
  TOTAL HONG KONG                                         42
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
JAPAN (0.3%):
  AUTOMOBILES (0.0%):
          2,000   Nippon Denso Co., Ltd.          $       40
                                                  ----------
  BANKS (0.1%):
          2,000   Mitsubishi Bank                         49
          2,000   Sumitomo Bank                           43
                                                  ----------
                                                          92
                                                  ----------
  CHEMICALS (0.0%):
          6,000   Mitsubishi Chemical, Inc.               35
          5,000   Toray Industries, Inc.(c)               35
                                                  ----------
                                                          70
                                                  ----------
  CONSTRUCTION (0.0%):
          4,000   Kajima Corp.                            40
                                                  ----------
  HOUSEHOLD PRODUCTS (0.0%):
          3,000   Kao Corp.                               37
                                                  ----------
  PAPER (0.0%):
          3,000   New Oji Paper Co., Ltd.                 34
                                                  ----------
  PHARMACEUTICALS (0.0%):
          1,000   Sankyo Co., Ltd.                        24
                                                  ----------
  RETAIL (0.1%):
          1,000   Ito Yokado Co.                          54
          2,000   Marui Co., Ltd.                         31
                                                  ----------
                                                          85
                                                  ----------
  RUBBER & RUBBER PRODUCTS (0.0%):
          2,000   Bridgestone                             32
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
          1,100   Tokyo Electric Power                    35
                                                  ----------
  UTILITIES - WATER (0.0%):
          1,000   Kurita Water Ind.                       24
------------------------------------------------------------
  TOTAL JAPAN                                            513
------------------------------------------------------------
SWITZERLAND (0.1%):
  ENGINEERING (0.0%):
             25   Brown Boveri Series A                   25
                                                  ----------
  FOOD MANUFACTURING (0.0%):
             25   Nestle SA Registered                    24
                                                  ----------
  PHARMACEUTICALS (0.0%):
              5   Roche Genussshein                       30
------------------------------------------------------------
  TOTAL SWITZERLAND                                       79
------------------------------------------------------------
  TOTAL FOREIGN COMMON STOCKS                          1,076
------------------------------------------------------------
----------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (0.2%)
  AUTOMOTIVE (0.2%):
           4300   Ford Motor Co.                         379
------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                     379
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  CORPORATE BONDS (11.1%)
BANKING (3.1%):
        300,000   BankAmerica Corp., 9.63%,
                  2/13/01                         $      328
        800,000   Crestar Finance Corp.,
                    8.75%,
                  11/15/04                               849
      1,000,000   First Bank System, 8.00%,
                  7/2/04                               1,027
      1,200,000   First Union Corp., 9.45%,
                  8/15/01                              1,329
        500,000   NationsBank Corp., 5.38%,
                  12/1/95                                497
        300,000   SunTrust Banks Inc., 7.38%,
                  7/1/02                                 300
        500,000   Wells Fargo & Co., 8.75%,
                  5/1/02                                 531
                                                  ----------
                                                       4,861
                                                  ----------
BROKERAGE SERVICES (0.5%):
        750,000   Morgan Stanley, 8.88%,
                  10/15/01                               792
                                                  ----------
COMPUTER (0.2%):
        300,000   International Business
                  Machines, 9.00%, 5/1/98                300
                                                  ----------
FINANCIAL SERVICES (2.9%):
      1,000,000   Associates, 7.50%, 10/15/96          1,010
        800,000   BHP Finance Ltd., 6.75%,
                  11/1/13                                687
        500,000   General Motors Acceptance
                  Corp., 5.50%, 12/15/01                 443
      1,000,000   Merrill Lynch Corp., 8.25%,
                  11/15/99                             1,025
        500,000   Merrill Lynch Corp., 4.75%,
                  6/24/96                                488
      1,000,000   Morgan Stanley, 7.25%,
                  10/15/23                               835
        200,000   U.S. West Capital Funding,
                  Inc., 8.00%, 10/15/96                  203
                                                  ----------
                                                       4,691
                                                  ----------
GOVERNMENTS (FOREIGN) (0.2%):
        300,000   Republic of Iceland, 6.13%,
                  2/1/04                                 269
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INDUSTRIAL GOODS & SERVICES (3.0%):
        500,000   American Home Products,
                  7.70%, 2/15/00                  $      506
      1,500,000   General Motors, 9.13%,
                  7/15/01                              1,605
        500,000   Georgia-Pacific, 9.95%,
                  6/15/02                                558
        900,000   Philip Morris, 9.00%, 1/1/01           960
        700,000   RJR Nabisco, Inc., 8.00%,
                  1/15/00                                690
        500,000   Waste Management, 7.88%,
                  8/15/96                                506
                                                  ----------
                                                       4,825
                                                  ----------
INSURANCE (0.7%):
      1,200,000   Nationwide Mutual Insurance
                  Surplus, 7.50%, 2/15/24              1,041
                                                  ----------
OIL & GAS EXPLORATION (0.3%):
        500,000   Atlantic Richfield Co.,
                    9.00%,
                  4/1/21                                 546
                                                  ----------
TELECOMMUNICATIONS (0.2%):
        300,000   Southwestern Bell Co.,
                    8.30%,
                  6/1/96                                 305
------------------------------------------------------------
  TOTAL CORPORATE BONDS                               17,630
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (0.3%)
        500,000   General Motors Acceptance
                  Corp., 5.66%*, 6/7/96                  499
------------------------------------------------------------
  TOTAL FLOATING RATE NOTES                              499
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (0.9%)
      1,500,000   Salomon Brothers, 4.44%,
                  8/9/95                               1,491
------------------------------------------------------------
  TOTAL MEDIUM TERM NOTES                              1,491
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        133,439   8.00%, 5/1/02                          135
FEDERAL NATIONAL MORTGAGE ASSOC.:
      2,250,200   6.00%, 11/1/08                       2,116
      1,837,646   7.50%, 3/1/24                        1,798

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
      1,802,848   6.50%, 2/15/09                  $    1,730
        251,367   9.50%, 7/15/09                         264
      1,514,925   9.00%, 10/15/16                      1,573
        226,173   9.00%, 11/15/16                        234
        850,334   9.00%, 6/15/18                         881
         25,890   10.00%, 10/15/18                        28
        779,707   9.00%, 9/15/19                         807
      1,188,568   9.00%, 10/15/19                      1,231
      1,483,116   9.00%, 12/15/19                      1,536
        870,959   9.00%, 1/15/20                         904
        557,334   9.00%, 2/15/20                         577
      1,667,441   8.50%, 5/15/20                       1,701
        610,779   8.50%, 4/15/21                         623
        828,801   7.50%, 12/15/22                        811
        462,219   8.50%, 3/15/23                         472
        951,881   7.50%, 11/15/23                        930
      2,013,452   7.50%, 1/15/24                       1,967
      1,471,279   7.50%, 5/15/24                       1,437
      3,046,512   8.50%, 9/15/24                       3,111
------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                      24,866
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY BONDS (2.6%)
        700,000   8.88%, 2/15/19                         808
      2,000,000   7.13%, 2/15/23                       1,929
      1,400,000   7.50%, 11/15/24                      1,419
------------------------------------------------------------
  TOTAL U.S. TREASURY BONDS                            4,156
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (7.7%)
      1,300,000   5.88%, 5/15/95                       1,300
      1,000,000   7.50%, 12/31/96                      1,015
        500,000   7.13%, 9/30/99                         505
      1,000,000   7.75%, 12/31/99                      1,034
      4,700,000   7.75%, 1/31/00                       4,860
      1,000,000   7.13%, 2/29/00                       1,009
      1,500,000   7.25%, 5/15/04                       1,518
      1,000,000   7.50%, 2/15/05                       1,031
------------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                           12,272
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (4.7%)
        126,487   Federated Treasury
                    Obligation
                  Fund                            $      127
          5,600   Global Privatization Fund               68
          6,000   Italy Fund, Inc. - ADR                  49
          2,300   Latin American Equity
                  Fund(c)                                 34
          2,000   Malaysian Fund                          35
      7,109,522   Shearson U.S. Treasury Fund          7,110
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           7,423
------------------------------------------------------------
TOTAL (COST - $151,871)(B)                        $  158,944
---------------------------------------------------------
CURRENCY
            200   French Franc                             0
     42,346,513   Japanese Yen                           504
------------------------------------------------------------
  TOTAL CURRENCY                                         504
------------------------------------------------------------

---------------

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

(a) Percentages indicated are based on net assets of $158,762.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    6,153
                  Unrealized depreciation               (216)
                                                  ----------
                  Net unrealized appreciation     $    5,937
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (7.9%)
FINANCIAL SERVICES (7.9%):
      1,500,000   American Express, 5.90%,
                    5/3/95                        $  1,500
      2,000,000   Ford Motor Credit Co.,
                    5.91%, 5/1/95                    2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.00%, 5/10/95            2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.16%, 5/10/95            2,000
        900,000   Prudential Funding, 5.91%,
                    5/10/95                            900
----------------------------------------------------------
TOTAL COMMERCIAL PAPER                               8,400
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (90.6%)
ADVERTISING (0.1%):
          1,986   Interpublic Group Cos., Inc.          75
                                                  --------
AEROSPACE/DEFENSE (1.4%):
          8,666   Boeing Co.                           477
          1,600   General Dynamics Corp.                74
          4,761   Lockheed Martin Corp.(c)             275
          3,046   McDonnell Douglas                    189
          1,298   Northrop Grumman Corp.                64
          5,620   Rockwell International Corp.         245
          2,280   Textron, Inc.                        130
                                                  --------
                                                     1,454
                                                  --------
AIRCRAFT & AIRCRAFT PARTS (0.2%):
          3,204   United Technologies Corp.            234
                                                  --------
AIR FREIGHT (0.1%):
          1,906   AMR Corp. Delaware(c)                128
          1,534   U.S. Air Group, Inc.(c)               11
                                                  --------
                                                       139
                                                  --------
AIRLINES (0.1%):
          1,237   Delta Air Lines                       81
                                                  --------
ALUMINUM (0.2%):
          4,560   Aluminum Co. of America              205
                                                  --------
APPAREL (0.0%):
          2,002   Liz Claiborne, Inc.                   36
                                                  --------
AUTOMOBILES (1.9%):
          9,021   Chrysler Corp.                       389
         26,094   Ford Motor Co.                       704
         19,240   General Motors                       868
          1,900   Navistar International
                    Corp.(c)                            27
            972   Paccar, Inc.                          45
                                                  --------
                                                     2,033
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
AUTOMOTIVE PARTS (0.5%):
          1,104   Cummins Engine, Inc.            $     49
          2,558   Dana Corp.                            66
          1,928   Eaton Corp.                          111
          1,454   Echlin, Inc.                          53
          3,114   Genuine Parts Co.                    121
            294   SPX Corp.                              4
            145   Strattec Strategy Corp.(c)             2
          1,631   TRW, Inc.                            121
                                                  --------
                                                       527
                                                  --------
BANKS (3.3%):
          2,733   Bank of Boston Corp.                  91
          9,491   BankAmerica Corp.                    470
          2,022   Bankers Trust New York               110
          2,516   Barnett Banks, Inc.                  118
          3,236   Boatmens Bancshares, Inc.            107
          4,577   Chase Manhattan Corp.                200
          6,187   Chemical Banking Corp.               258
          2,322   First Chicago Corp.                  128
          2,064   First Fidelity Bancorp.               99
          1,906   First Interstate Bancorp.            146
          4,464   First Union Corp.                    202
          4,813   J.P. Morgan & Co., Inc.              316
          7,014   NationsBank Corp.                    351
          7,849   Norwest Corp.                        208
          6,014   PNC Bank Corp.                       151
          3,024   SunTrust Banks, Inc.                 164
          4,322   Wachovia Corp.                       152
          1,315   Wells Fargo & Co.                    218
                                                  --------
                                                     3,489
                                                  --------
BANKS -- MONEY CENTERS (REGIONAL) (0.8%):
         10,090   Citicorp                             468
          3,607   CoreStates Financial Corp.           118
          1,531   Golden West Financial Corp.
                    Delaware                            70
          3,947   NBD Bancorp., Inc.                   121
          3,850   National City Corp.                  105
                                                  --------
                                                       882
                                                  --------
BANKS -- OUTSIDE MONEY CENTER (0.3%):
         10,348   Banc One Corp.                       305
                                                  --------
BEVERAGES (3.3%):
          6,558   Anheuser Busch Co., Inc.             381
          1,721   Brown Forman Corp., Class B           57
         32,812   Coca Cola Co.                      1,907
            943   Coors Adolph Co., Class B             15
         20,182   PepsiCo, Inc.                        840
          9,471   Seagram Co. Limited                  257
                                                  --------
                                                     3,457
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
BUILDING MATERIALS (0.6%):
            943   Armstrong World Industries,
                    Inc.                          $     43
            766   Centex Corp.                          18
            746   Crane Co.                             26
          1,160   Fleetwood Enterprises, Inc.           27
            804   Kaufman & Broad Home Corp.            10
          4,031   Masco Corp.                          103
          2,946   Monsanto Co.                         245
          3,754   Morton International, Inc.           116
          1,121   Owens Corning Fiberglas
                    Corp.(c)                            41
            707   Pulte Corp.                           15
            255   Skyline Corp.                          4
                                                  --------
                                                       648
                                                  --------
CHEMICALS (0.1%):
          1,748   Great Lakes Chemical                 103
                                                  --------
CHEMICALS -- GENERAL (2.8%):
          2,868   Air Products & Chemicals,
                    Inc.                               144
          7,106   Dow Chemical Co.                     494
         17,394   E.I. Du Pont De Nemours Co.        1,146
          2,073   Eastman Chemical                     118
          1,732   Ecolab, Inc.                          40
            924   FMC Corp.(c)                          57
            491   First Mississippi Corp.               12
          2,963   Hercules, Inc.                       148
          1,925   Mallinckrodt                          69
          1,709   Nalco Chemical Co.                    60
          5,404   PPG Industries, Inc.                 213
          3,459   Praxair, Inc.                         82
          1,689   Rohm & Haas Co.                       98
          1,300   Sigma-Aldrich                         57
          3,812   Union Carbide Corp.                  122
          2,358   W.R. Grace & Co.                     126
                                                  --------
                                                     2,986
                                                  --------
CHEMICALS -- SPECIALTY (0.1%):
          1,354   Avery Dennison Corp.                  55
                                                  --------
COMPUTERS & PERIPHERALS (3.1%):
          2,968   Amdahl Corp.(c)                       35
          2,988   Apple Computer, Inc.                 114
          6,550   Cisco Systems(c)                     261
          1,356   Computer Sciences Corp.(c)            67
            688   Cray Research, Inc.(c)                13
            904   Data General Corp.(c)                  7
          3,621   Digital Equipment Corp.(c)           167
         13,010   Hewlett Packard Corp.(c)             860
         14,942   International Business
                    Machines Corp.                   1,416
          1,098   Integraph Corp.(c)                    12

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
          3,650   Silicon Graphics(c)             $    137
          2,452   Sun Microsystems, Inc.(c)             98
          2,949   Tandem Computers, Inc.(c)             37
          4,386   Unisys Corp.(c)                       45
                                                  --------
                                                     3,269
                                                  --------
CONGLOMERATES (0.8%):
          5,849   Corning Glass Works                  195
         10,724   Minnesota Mining &
                    Manufacturing Co.                  639
                                                  --------
                                                       834
                                                  --------
CONSTRUCTION (0.0%):
            924   Foster Wheeler Corp.                  34
                                                  --------
CONSUMER CREDIT (0.2%):
          4,384   Dean Witter Discover & Co.           186
                                                  --------
CONSUMER GOODS (0.1%):
          1,867   American Greetings Corp.              51
          1,160   Jostens, Inc.                         23
                                                  --------
                                                        74
                                                  --------
CONTAINERS -- METAL, GLASS, PAPER, PLASTIC (0.4%):
            727   Ball Corp.                            25
          1,257   Bemis, Inc.                           35
          2,280   Crown, Cork & Seal, Inc.(c)           97
          1,121   Federal Paper Board, Inc.             33
          3,990   Newell Co.                            94
          4,147   Rubbermaid, Inc.                     122
          2,343   Stone Container Corp.(c)              46
                                                  --------
                                                       452
                                                  --------
COSMETICS & RELATED (0.8%):
            727   Alberto Culver Co.                    23
          1,748   Avon Products                        110
          2,358   Dial Corp.                            57
          5,620   Gillette Co.                         461
          2,789   International Flavor &
                    Fragrance, Inc.                    143
                                                  --------
                                                       794
                                                  --------
DEPARTMENT STORES (0.4%):
          2,849   Dillard Department Stores,
                  Inc., Class A                         74
          5,934   J. C. Penney                         260
            943   Mercantile Stores, Inc.               42
                                                  --------
                                                       376
                                                  --------
DIVERSIFIED -- CONGLOMERATES, HOLDINGS (0.3%):
          2,746   International Telephone &
                    Telegraph                          287
          1,218   National Service Industries,
                    Inc.                                34
                                                  --------
                                                       321
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
DRUG STORES (0.1%):
            491   Longs Drug Stores Corp.         $     17
          2,180   Rite Aid Corp.                        51
                                                  --------
                                                        68
                                                  --------
ELECTRICAL EQUIPMENT (3.1%):
          1,179   Bally Manufacturing Corp.(c)          12
          2,890   DSC Communications Corp.(c)          107
          5,698   Emerson Electric Co.                 383
         43,648   General Electric Co.               2,444
          1,082   Johnson Controls, Inc.                59
            472   Thomas & Betts Corp.                  30
          1,257   W.W. Grainger, Inc.                   76
          9,121   Westinghouse Electric Corp.          137
                                                  --------
                                                     3,248
                                                  --------
ELECTRICAL SERVICES (0.1%):
          2,950   General Public Utilities
                    Corp.                               84
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.2%):
          6,609   Compaq Computer Corp.(c)             251
                                                  --------
ELECTRONIC & ELECTRICAL -- GENERAL (2.1%):
          2,419   Advanced Micro Devices(c)             87
          5,366   Amp, Inc.                            229
            967   Andrew Corp.(c)                       48
          2,968   Cooper Industries                    116
          1,415   E G & G, Inc.                         24
          1,179   General Signal Corp.                  44
            982   Harris Corp.                          46
          3,259   Honeywell, Inc.                      126
         14,954   Motorola, Inc.                       850
          3,111   National Semiconductor
                    Corp.(c)                            71
          3,179   Raytheon Co.                         231
          1,825   Tandy Corp.                           90
            746   Tektronix, Inc.                       34
          2,322   Texas Instruments, Inc.              246
                                                  --------
                                                     2,242
                                                  --------
ELECTRONICS -- DEFENSE RELATED (0.1%):
            885   E Systems, Inc.                       56
          2,103   Loral Corp.                           99
                                                  --------
                                                       155
                                                  --------
ENTERTAINMENT (1.1%):
          2,397   Brunswick Corp.                       51
          2,280   Hasbro, Inc.                          72
            943   King World Productions(c)             38
          4,034   Lowes Cos., Inc.                     116
          2,634   Promus Cos., Inc.(c)                 101
         13,668   Walt Disney Co.                      757
                                                  --------
                                                     1,135
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ENVIRONMENTAL CONTROL (0.1%):
          7,000   Laidlaw, Inc., Class B          $     63
                                                  --------
FINANCIAL SERVICES (3.3%):
         12,900   American Express Co.                 448
          3,576   Automatic Data Processing,
                  Inc.                                 230
          4,700   Bank of New York Co., Inc.           155
          1,376   Beneficial Corp.                      56
          1,121   Ceridian Corp.(c)                     39
          4,619   Federal Home Loan Mortgage
                  Corp.                                301
          6,996   Federal National Mortgage
                  Corp.                                617
          3,498   Fleet Financial Group                115
          2,103   Fluor Corp.                          108
          3,421   Great Western Financial
                    Corp.                               72
          3,007   H.F. Ahmanson & Co.                   63
          2,477   Household International,
                    Inc.                               116
          3,782   MBNA Corp.                           114
          3,746   Mellon Bank Corp.                    147
          4,904   Merrill Lynch & Co., Inc.            223
          2,710   Salomon, Inc.                         98
          3,077   Shawmut National Corp.                82
          1,745   Transamerica Corp.                    99
          8,168   Travelers, Inc.                      338
          2,545   U.S. Bancorp                          70
                                                  --------
                                                     3,491
                                                  --------
FOOD DISTRIBUTORS (0.2%):
          6,505   Albertsons, Inc.                     206
                                                  --------
FOOD DISTRIBUTORS (SUPERMARKETS &
  WHOLESALERS) (0.4%):
            943   Fleming Cos., Inc.                    23
            963   Great Atlantic & Pacific
                    Tea,
                  Inc.                                  24
          2,952   Kroger Co.(c)                         75
          1,848   Supervalu, Inc.                       49
          4,716   Sysco Corp.                          132
          1,925   Winn Dixie Stores, Inc.              107
                                                  --------
                                                       410
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
FOOD PROCESSING & PACKAGING (2.6%):
         13,201   Archer Daniels Midland Co.      $    241
          3,731   CPC International, Inc.              219
          6,286   Campbell Soup Co.                    322
          6,286   ConAgra, Inc.                        209
          4,047   General Mills                        247
          6,325   H.J. Heinz Co.                       266
          2,219   Hershey Foods Corp.                  116
          5,656   Kellogg Co.                          359
          2,209   Pioneer Hi-Bred
                    International,
                  Inc.                                  83
          3,396   Quaker Oats Co.                      122
          2,513   Ralston-Ralston Purina Group         119
         12,300   Sara Lee Corp.                       343
          3,007   Wm. Wrigley Jr., Co.                 133
                                                  --------
                                                     2,779
                                                  --------
FOREST PRODUCTS -- LUMBER & PAPER (1.7%):
          1,379   Alco Standard Corp.                   98
          1,163   Boise Casacade Corp.                  38
          2,358   Champion International Corp.         104
          2,319   Georgia Pacific Corp.                184
          3,204   International Paper Co.              247
          2,083   James River Corp. Virginia            57
          4,047   Kimberly Clark Corp.                 229
          2,810   Louisiana Pacific Corp.               72
          1,554   Mead Corp.                            80
          2,555   Moore Corp. Ltd.                      50
            727   Potlatch Corp.                        31
          1,886   Scott Paper Co.                      168
          1,415   Temple Inland, Inc.                   62
          1,828   Union Camp Corp.                      92
          1,670   Westvaco Corp.                        70
          5,288   Weyerhauser Co.                      222
                                                  --------
                                                     1,804
                                                  --------
FUNERAL SERVICES (0.1%):
          2,422   Service Corp. International           68
                                                  --------
FURNITURE (0.1%):
          2,771   Maytag Corp.                          48
          1,100   Zenith Electronics(c)                  8
                                                  --------
                                                        56
                                                  --------
GOLD & SILVER MINING (0.0%):
          3,300   Santa Fe Pacific Gold Corp.           42
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HEALTH CARE (0.4%):
          9,278   Columbia HCA Healthcare         $    390
                                                  --------
HEAVY MACHINERY (0.9%):
          3,556   Baker Hughes, Inc.                    80
          5,148   Caterpillar Tractor, Inc.            301
            452   Clark Equipment Co.(c)                39
          2,222   Deere & Co.                          182
          1,169   Harnischfeger Industries,
                    Inc.                                34
          2,733   Ingersoll Rand Co.                    98
          1,357   McDermott International,
                    Inc.                                37
          1,879   Tyco Laboratories, Inc.               99
          1,118   Varity Corp.(c)                       47
                                                  --------
                                                       917
                                                  --------
HOSPITAL & NURSING EQUIPMENT (1.0%):
          1,357   Bard C.R., Inc.                       40
         16,383   Johnson & Johnson, Inc.            1,065
                                                  --------
                                                     1,105
                                                  --------
HOTELS & MOTELS (0.1%):
          1,198   Hilton Hotels Corp.                   91
                                                  --------
HOUSEHOLD GOODS -- APPLIANCES & FURNITURE
  (0.2%):
            316   Bassett Furniture Ind.                 8
          1,732   Premark International, Inc.           84
          1,928   Whirlpool Corp.                      106
                                                  --------
                                                       198
                                                  --------
INDUSTRIAL SERVICES (0.7%):
          7,820   American Home Products Corp.         603
          1,434   Dover Corp.                           93
                                                  --------
                                                       696
                                                  --------
INSURANCE -- LIFE (0.5%):
          1,237   Jefferson Pilot Corp.                 70
          2,474   Providian Corp.                       84
          1,867   Torchmark Corp.                       73
          4,350   United Healthcare                    158
          4,050   U.S. Healthcare, Inc.                108
            530   USLIFE Corp.                          20
                                                  --------
                                                       513
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
INSURANCE -- MULTI-LINE (2.0%):
          2,910   Aetna Life & Casualty Co.       $    166
          1,101   Alexander & Alexander
                  Services, Inc.                        26
          5,262   American General Corp.               174
          8,091   American International
                  Group, Inc.                          864
          1,848   Cigna Corp.                          134
          1,415   Continental Corp.                     28
          2,142   General Re Corp.                     273
          2,377   Lincoln National Corp.                97
          1,867   Marsh & McLennan Cos., Inc.          146
          1,612   SafeCo Corp.                          91
          2,142   St. Paul Cos., Inc.                  103
          2,242   USF & G Corp.                         33
                                                  --------
                                                     2,135
                                                  --------
INSURANCE -- PROPERTY, CASUALTY, HEALTH (0.2%):
          2,180   Chubb Corp.                          174
          1,800   UNUM Corp.                            77
                                                  --------
                                                       251
                                                  --------
LEISURE -- RECREATION, GAMING (0.0%):
            885   Handleman Co.                          9
                                                  --------
MACHINE TOOLS (0.0%):
            885   Cincinnati Milacron, Inc.             24
            904   Giddings & Lewis, Inc.                16
                                                  --------
                                                        40
                                                  --------
MANUFACTURING -- CAPITAL GOODS (0.2%):
          2,949   Illinois Tool Works, Inc.            148
            707   Trinova Corp.                         25
                                                  --------
                                                       173
                                                  --------
MANUFACTURING -- CONSUMER GOODS (0.1%):
            491   Outboard Marine Corp.                 11
          1,415   Teledyne, Inc.(c)                     35
          1,360   Western Atlas(c)                      61
                                                  --------
                                                       107
                                                  --------
MANUFACTURING -- MISCELLANEOUS (1.0%):
          7,212   Allied Signal, Inc.                  286
            726   Briggs & Stratton Corp.               26
            607   Millipore Corp.                       37
            866   Morrison Knudsen Corp.                 7
          2,901   Pall Corp.                            68
          1,218   Parker-Hannifin Corp.                 63
          4,047   Unilever N.V.                        541
          2,671   Whitman Corp.                         49
                                                  --------
                                                     1,077
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MEDICAL SERVICES (0.2%):
          2,203   Beverly Enterprises, Inc.(c)    $     32
          1,121   Community Psychiatric
                  Centers, Inc.                         15
          1,544   Manor Care, Inc.                      45
          5,025   National Medical
                    Enterprises, Inc.(c)                85
                                                  --------
                                                       177
                                                  --------
MEDICAL SUPPLIES (0.7%):
          1,473   Bausch & Lomb, Inc.                   57
          7,235   Baxter International, Inc.           251
          1,706   Becton Dickinson & Co.                95
          2,888   Biomet, Inc.(c)                       51
            200   Boston Scientific Corp.(c)             5
          2,908   Medtronic, Inc.                      216
          1,179   St. Jude Medical, Inc.                51
          1,415   United States Surgical Corp.          31
                                                  --------
                                                       757
                                                  --------
METALS -- FABRICATION (0.6%):
          5,769   Alcan Aluminum Ltd.                  164
          1,101   Asarco, Inc.                          30
          2,400   Cyprus Amax Minerals                  67
          3,498   Homestake Mining Co.                  59
          1,124   Inland Steel Industries,
                    Inc.                                29
          2,227   Newmont Mining Corp.                  93
          1,828   Phelps Dodge Corp.                   104
          1,573   Reynolds Metals Co.                   79
                                                  --------
                                                       625
                                                  --------
METAL & MINERAL PRODUCTION (0.6%):
          2,713   Armco, Inc.                           19
          8,877   Barrick Gold Corp.                   214
          2,839   Bethlehem Steel Corp.(c)              40
          2,830   Echo Bay Mines Ltd.                   27
          2,447   Englehard Corp.                       94
          3,010   Inco Ltd.                             78
          2,261   Nucor Corp.                          109
          1,913   USX U.S. Steel Group                  58
                                                  --------
                                                       639
                                                  --------
NEWSPAPERS (0.5%):
          3,534   Gannett Co., Inc.                    186
          1,395   Knight-Ridder, Inc.                   76
          2,552   New York Times Co., Class A           58
          3,282   Times Mirror Co., Class A             59
          1,670   Tribune Co.                           99
                                                  --------
                                                       478
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (0.5%):
          4,009   Pitney Bowes, Inc.                   149
          2,713   Xerox Corp.                          334
                                                  --------
                                                       483
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OIL & GAS EXPLORATION AND PRODUCTION (1.7%):
          2,358   Amerada Hess Corp.              $    119
          1,573   Ashland, Inc.                         58
          2,623   Coastal Corp.                         78
          1,237   Columbia Gas System(c)                36
            530   Eastern Enterprises                   16
          6,473   Enron Corp.                          220
          1,670   Enserch Corp.                         29
            669   Helmerich & Payne, Inc.               20
          1,298   Kerr-McGee Corp.                      67
            885   Louisiana Land &
                  Exploration Co.                       32
          3,085   Noram Energy Corp.                    19
          7,962   Occidental Petroleum Corp.           183
            688   Oneok, Inc.                           13
          2,516   Oryx Energy Co.(c)                    35
          1,160   Pennzoil Co.                          57
          6,622   Phillips Petroleum Co.               232
          2,122   Rowan Cos.(c)                         15
          2,319   Sante Fe Energy Resources,
                  Inc.(c)                               22
          2,261   Sonat, Inc.                           69
          2,752   Sun Co., Inc.                         83
          7,290   USX - Marathon Group                 137
          6,231   Unocal Corp.                         179
          2,294   Williams Co., Inc.                    75
                                                  --------
                                                     1,794
                                                  --------
OIL & GAS PRODUCTION (1.2%):
          3,201   Burlington Resource, Inc.            125
         10,139   Mobil Corp.                          962
          4,664   Tenneco, Inc.                        214
                                                  --------
                                                     1,301
                                                  --------
OIL -- INTEGRATED COMPANIES (6.0%):
         12,655   Amoco Corp.                          830
          4,128   Atlantic Richfield Co.               473
         16,606   Chevron Corp.                        787
         31,639   Exxon Corp.                        2,203
         13,637   Royal Dutch Petroleum Co.          1,691
          6,583   Texaco, Inc.                         450
                                                  --------
                                                     6,434
                                                  --------
OILFIELD EQUIPMENT & SERVICES (0.6%):
          4,718   Dresser Industries, Inc.             103
          2,868   Halliburton Co.                      110
          6,231   Schlumberger Limited                 392
                                                  --------
                                                       605
                                                  --------
PAINT, VARNISHES & ENAMELS (0.1%):
          2,200   Sherwin Williams Co.                  78
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
PHARMACEUTICALS (4.9%):
         20,544   Abbott Laboratories             $    809
          1,570   Allergan, Inc.                        43
          2,106   Alza Corp., Class A(c)                41
         13,066   Bristol-Myers Squibb Co.             851
          7,468   Eli Lilly & Co.                      558
         32,116   Merck & Co., Inc.                  1,377
          8,037   Pfizer, Inc.                         696
          4,852   Schering-Plough                      366
          4,441   Upjohn Co.                           161
          3,379   Warner-Lambert Co.                   269
                                                  --------
                                                     5,171
                                                  --------
PHOTOGRAPHY (0.5%):
          8,692   Eastman Kodak Co.                    500
          1,179   Polaroid Corp.                        40
                                                  --------
                                                       540
                                                  --------
POLLUTION CONTROL SERVICES & EQUIPMENT (0.5%):
          5,022   Browning-Ferris
                  Industries, Inc.                     166
          1,444   Safety Kleen                          25
         12,342   WMX Technologies, Inc.               336
            275   Zurn Industries, Inc.                  6
                                                  --------
                                                       533
                                                  --------
PRECISION INSTRUMENTS & RELATED (0.0%):
          1,040   Perkin Elmer                          32
                                                  --------
PUBLISHING, EXCEPT NEWSPAPER (0.9%):
          2,103   Deluxe Corp.                          65
          2,455   Dow Jones & Co., Inc.                 86
          4,300   Dun & Bradstreet Corp.               224
            766   John H. Harland Co.                   17
          1,218   McGraw Hill, Inc.                     91
            626   Meredith Corp.                        16
          3,870   R.R. Donnelley & Sons Co.            132
          9,682   Time Warner, Inc.                    355
                                                  --------
                                                       986
                                                  --------
RADIO & TELEVISION (1.2%):
          1,555   CBS, Inc.                            100
          3,930   Capital Cities ABC, Inc.             332
          5,775   Comcast Class A Special
                  Shares                                91
            300   Comcast Corp., Class A                 5
            204   Cox Communications, Inc.,
                  Class A(c)                             3
         15,585   Tele-Communications, Inc.,
                  Class A(c)                           298
          9,087   Viacom, Class B(c)                   417
                                                  --------
                                                     1,246
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RAILROAD & RAILROAD HOLDING COMPANIES (0.8%):
          2,300   Burlington Northern, Inc.       $    137
          2,713   CSX Corp.                            216
          1,964   Conrail, Inc.                        107
          3,845   Santa Fe Southern Pacific
                  Corp.                                 90
          5,188   Union Pacific Corp.                  285
                                                  --------
                                                       835
                                                  --------
RAILROADS (0.2%):
          3,437   Norfolk Southern Corp.               232
                                                  --------
RESTAURANTS (0.7%):
            607   Luby's Cafeterias, Inc.               12
         17,820   McDonald's Corp.                     624
          1,376   Ryan's Family Steak House(c)          10
          1,082   Shoney's, Inc.(c)                     12
          2,555   Wendy's International                 43
                                                  --------
                                                       701
                                                  --------
RETAIL (2.9%):
          3,656   American Stores Co.                   94
          1,945   Brunos, Inc.                          24
          2,594   Charming Shoppes, Inc.                14
          1,848   Dayton Hudson Corp.                  124
          2,025   Harcourt General, Inc.                83
         11,656   K-Mart Corp.                         162
          3,194   Marriott International, Inc.         115
          6,328   May Department Stores                229
          2,103   Nordstrom, Inc.                       81
          5,012   Price/Costco, Inc.(c)                 73
          8,921   Sears & Roebuck Co.                  484
         58,600   Wal Mart Stores, Inc.              1,392
          3,104   Walgreen Co.                         146
          3,421   Woolworth Corp.                       55
                                                  --------
                                                     3,076
                                                  --------
RETAIL -- SPECIALTY STORES (1.2%):
          2,497   Circuit City Stores, Inc.             65
          3,715   The Gap                              118
          1,473   Giant Food, Inc.                      40
         11,531   Home Depot, Inc.                     481
          9,096   The Limited, Inc.                    194
          2,733   Melville Corp.                        98
          1,592   Pep Boys -- Manny, Moe &
                    Jack                                41
          1,867   TJX Cos., Inc.                        21
          7,268   Toys R Us, Inc.(c)                   184
                                                  --------
                                                     1,242
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RUBBER & RUBBER PRODUCTS (0.2%):
            669   B.F. Goodrich, Inc.             $     31
          2,122   Cooper Tire & Rubber Co.              52
          3,834   Goodyear Tire & Rubber Co.           146
                                                  --------
                                                       229
                                                  --------
SEMICONDUCTORS (1.3%):
          2,100   Applied Materials, Inc.(c)           129
         10,550   Intel Corp.                        1,080
          2,550   Micron Technology, Inc.              210
                                                  --------
                                                     1,419
                                                  --------
SERVICES (NON-FINANCIAL) (0.4%):
          3,379   Amgen, Inc.(c)                       246
          3,050   First Data Corp.                     172
          1,240   Ogden Corp.                           25
                                                  --------
                                                       443
                                                  --------
SHOES, LEATHER GOODS & CLOTHING (0.2%):
            452   Brown Group, Inc.                     13
          1,906   Nike, Inc.                           146
          2,061   Reebok International Ltd.             64
          1,237   Stride Rite Corp.                     15
                                                  --------
                                                       238
                                                  --------
SOAPS & CLEANING AGENTS (1.5%):
          1,395   Clorox Co.                            82
          3,670   Colgate Palmolive, Inc.              258
         17,471   Procter & Gamble Co.               1,221
                                                  --------
                                                     1,561
                                                  --------
SOFTWARE & COMPUTER SERVICES (2.0%):
          1,198   Autodesk, Inc.                        41
          4,125   Computer Associates
                    International, Inc.                266
          1,271   Lotus Development Corp.(c)            40
         14,900   Microsoft Corp.(c)                 1,220
          9,462   Novell, Inc.(c)                      206
         10,919   Oracle Systems Corp.(c)              333
            630   Shared Medical Systems                24
                                                  --------
                                                     2,130
                                                  --------
STEEL (0.0%):
          2,319   Worthington Industries, Inc.          44
                                                  --------
TAX RETURN PREPARATION (0.1%):
          2,652   H. & R. Block                        112
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
TELECOMMUNICATIONS (2.3%):
         12,612   Airtouch Communications(c)      $    339
          4,800   Alltel Corp.                         119
         11,144   Bell Atlantic Corp.                  612
            649   M A Com, Inc.(c)                       8
          6,447   Northern Telecom Ltd.                235
         10,772   Pacific Telesis Group                333
          1,966   Scientific-Atlanta, Inc.              45
          8,866   Sprint Corp.                         293
         11,591   U.S. West, Inc.                      480
                                                  --------
                                                     2,464
                                                  --------
TEXTILE MANUFACTURING (0.1%):
            866   Hartmarx Corp.(c)                      5
            313   Oshkosh B Gosh, Inc.                   5
          1,001   Russell Corp.                         30
            452   Springs Industries, Inc.,
                    Class A                             18
          1,631   V.F. Corp.                            82
                                                  --------
                                                       140
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
          5,149   American Brands, Inc.                209
         21,904   Philip Morris Cos., Inc.           1,484
          5,146   UST, Inc.                            145
                                                  --------
                                                     1,838
                                                  --------
TOOLS & HARDWARE MANUFACTURING (0.2%):
          2,122   Black & Decker Corp.                  64
          1,121   Snap On Tools, Inc.                   42
          1,160   Stanley Works                         46
            746   Timken Co.                            30
                                                  --------
                                                       182
                                                  --------
TOYS & BICYCLES -- MANUFACTURING (0.1%):
          5,725   Mattel, Inc.                         136
                                                  --------
TRANSPORTATION -- AIR (0.1%):
          3,650   Southwest Airlines Co.                84
                                                  --------
TRANSPORTATION LEASING & TRUCKING (0.2%):
            924   Consolidated Freightways,
                    Inc.(c)                             24
          1,395   Federal Express Corp.(c)              95
          1,101   Pittston Services Group               26
            963   Roadway Services, Inc.                47
          2,006   Ryder Systems, Inc.                   47
            707   Yellow Corp.                          13
                                                  --------
                                                       252
                                                  --------
TRUCKS -- MANUFACTURING (0.1%):
            236   Nacco Industries, Inc.                13
          6,073   Placer Dome, Inc.                    144
                                                  --------
                                                       157
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES -- ELECTRIC (3.0%):
          4,697   American Electric Power         $    154
          4,047   Carolina Power & Light               111
          4,855   Central & South West Corp.           120
          3,728   Cinergy Corp.                         94
          6,014   Consolidated Edison Co. NY,
                    Inc.                               167
          3,653   Detroit Edison Co.                   103
          4,415   Dominion Resources                   161
          5,188   Duke Power Co.                       205
          5,761   Entergy Corp.                        125
          4,735   FPL Group, Inc.                      174
          3,301   Houston Industries                   130
          3,676   Niagara Mohawk Power Corp.            51
          1,670   Northern States Power Co.
                    Minnesota                           74
          3,931   Ohio Edison                           79
          7,196   Pacificorp                           137
          5,640   Peco Energy Co.                      145
          6,231   Public Service Enterprise            171
          1,101   Raychem Corp.                         39
         11,438   SCEcorp.                             192
         16,712   Southern Co.                         345
          5,759   Texas Utilities Co.                  188
          5,423   Unicom Corp.                         142
          2,594   Union Electric Co.                    92
                                                  --------
                                                     3,199
                                                  --------
UTILITIES -- ELECTRIC & GAS (0.4%):
          3,724   Baltimore Gas & Electric              88
         11,024   Pacific Gas & Electric Co.           296
            904   Peoples Energy Corp.                  23
                                                  --------
                                                       407
                                                  --------
UTILITIES -- NATURAL GAS (0.3%):
          2,358   Consolidated Natural Gas              93
          1,315   Nicor, Inc.                           32
          4,022   Pacific Enterprises                   99
          3,827   Panhandle Eastern Corp.               92
                                                  --------
                                                       316
                                                  --------
UTILITIES -- TELECOMMUNICATIONS (5.4%):
         39,898   A T & T Corp.                      2,025
         14,016   Ameritech Corp.                      631
         12,636   Bellsouth Corp.                      774
         24,513   GTE Corp.                            837
         17,340   MCI Telecommunications Corp.         377
         10,733   Nynex Corp.                          439
         15,249   SBC Communication, Inc.              673
                                                  --------
                                                     5,756
----------------------------------------------------------
TOTAL COMMON STOCKS                                 95,925
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.4%)
        400,000   5.76%, 6/15/95                  $    397
----------------------------------------------------------
Total U.S. Treasury Bills                              397
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (0.9%)
        938,389   Shearson U.S. Treasury Fund          938
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             938
----------------------------------------------------------
TOTAL (COST $96,230)(B)                           $105,660
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $105,834.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $498. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 11,629
                  Unrealized depreciation           (2,697)
                                                  --------
                  Net unrealized appreciation     $  8,932
                                                  =========

(c) Represents non-income producing securities.

-------------------------------------------------------
  FUTURES CONTRACTS

                                             MARKET
                                 NUMBER OF   VALUE
                                 CONTRACTS   (000)
Short, Standard & Poor's 500
  Index Futures Contracts, face
  amount $8,788, expiring
  6/16/95                            35      $9,043
                                             ------
Total Futures Contracts                      $9,043
                                             =======

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (5.4%)
FINANCIAL SERVICES (5.4%):
      7,000,000   Ford Motor Credit Corp.,
                    5.94%, 5/8/95                 $  7,000
      7,000,000   General Electric Credit
                    Corp., 5.94%, 5/8/95             7,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER      14,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (91.8%)
AEROSPACE/DEFENSE (5.0%):
         73,000   Boeing Co.                         4,015
         48,000   General Dynamics Corp.             2,226
         34,500   Lockheed Martin Corp.(c)           1,992
         65,000   Raytheon Co.                       4,729
                                                  --------
                                                    12,962
                                                  --------
AUTOMOTIVE (3.4%):
         65,000   Chrysler Corp.                     2,803
         86,000   Ford Motor Co.                     2,322
         47,000   Pep Boys-Manny, Moe & Jack         1,210
         35,900   TRW, Inc.                          2,670
                                                  --------
                                                     9,005
                                                  --------
BANKS (7.4%):
         93,000   BankAmerica Corp.                  4,603
         95,000   Comerica, Inc.                     2,731
         76,000   CoreStates Financial Corp.         2,479
         77,000   First Union Corp.                  3,484
         81,000   J.P. Morgan & Co., Inc.            5,316
         30,000   Norwest Corp.                        795
                                                  --------
                                                    19,408
                                                  --------
BEVERAGES (1.2%):
         53,000   Anheuser Busch Co., Inc.           3,081
                                                  --------
CHEMICALS (2.6%):
         25,000   Dow Chemical Co.                   1,738
         31,000   Eastman Chemical                   1,759
         45,000   Lubrizol Corp.                     1,569
         15,000   Nalco Chemical Co.                   525
         60,000   RPM, Inc., Ohio                    1,185
                                                  --------
                                                     6,776
                                                  --------
COMPUTER SOFTWARE (1.5%):
         29,000   Microsoft Corp.(c)                 2,374
         67,000   Novell, Inc.(c)                    1,457
                                                  --------
                                                     3,831
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
COMPUTERS & OFFICE EQUIPMENT (1.2%):
         12,000   International Business
                    Machines Corp.                $  1,137
         53,000   Pitney Bowes, Inc.                 1,968
                                                  --------
                                                     3,105
                                                  --------
ELECTRICAL EQUIPMENT (2.6%):
         22,500   Emerson Electric Co.               1,513
         95,000   General Electric Co.               5,320
                                                  --------
                                                     6,833
                                                  --------
ELECTRONICS (2.5%):
         50,000   Hewlett Packard Co.                3,306
         31,000   Intel Corp.                        3,174
                                                  --------
                                                     6,480
                                                  --------
FINANCIAL SERVICES (4.3%):
         70,000   American Express Co.               2,433
        105,000   American General Corp.             3,465
         32,000   Federal National Mortgage
                    Assoc.                           2,824
         52,500   Household International,
                    Inc.                             2,461
                                                  --------
                                                    11,183
                                                  --------
FOOD (0.4%):
         31,000   Pioneer Hi-Bred
                    International, Inc.              1,163
                                                  --------
HEALTH CARE (1.1%):
         75,000   Abbott Laboratories                2,953
                                                  --------
HOME PRODUCTS (1.9%):
         57,000   Newell Co.                         1,347
         45,000   Sherwin Williams Co.               1,603
         51,500   Stanley Works                      2,041
                                                  --------
                                                     4,991
                                                  --------
INSURANCE (3.4%):
         64,000   Aetna Life & Casualty Co.          3,648
         77,000   Allstate                           2,339
         23,000   Chubb Corp.                        1,840
         25,000   St. Paul Cos., Inc.(c)             1,203
                                                  --------
                                                     9,030
                                                  --------
INDUSTRIAL - MISCELLANEOUS (2.6%):
         42,000   Allied Signal, Inc.                1,664
         35,000   Minnesota Mining &
                    Manufacturing Co.                2,087
         25,000   Textron, Inc.                      1,425
         62,000   WMX Technologies, Inc.             1,690
                                                  --------
                                                     6,866
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MACHINERY & MANUFACTURING (1.5%):
         45,000   Cooper Industries               $  1,755
         27,000   Deere & Co.                        2,214
                                                  --------
                                                     3,969
                                                  --------
MEDIA (1.9%):
         30,001   Cox Communications, Inc.
                    Class A(c)                         458
         40,000   Dun & Bradstreet Corp.             2,085
         43,000   Time Warner, Inc.                  1,575
         50,000   Times Mirror Co., Class A            906
                                                  --------
                                                     5,024
                                                  --------
METALS & MINING (2.8%):
         63,000   Aluminum Co. of America            2,827
         70,000   Cyprus Amax Minerals               1,951
         80,000   USX U.S. Steel Group               2,440
                                                  --------
                                                     7,218
                                                  --------
OIL - INTEGRATED (DOMESTIC) (3.1%):
         34,000   Atlantic Richfield Co.             3,893
        117,500   Phillips Petroleum Co.             4,113
                                                  --------
                                                     8,006
                                                  --------
OIL - INTEGRATED (INTERNATIONAL) (8.4%):
        111,500   Chevron Corp.                      5,282
         34,000   Exxon Corp.                        2,367
         73,000   Mobil Corp.                        6,926
        107,000   Texaco, Inc.                       7,316
                                                  --------
                                                    21,891
                                                  --------
OILFIELD WELL EQUIPMENT & SERVICES (1.3%):
        110,000   Baker Hughes, Inc.                 2,475
         13,000   Schlumberger Ltd.                    817
                                                  --------
                                                     3,292
                                                  --------
PAPER & FOREST PRODUCTS (3.9%):
         47,000   Georgia Pacific Corp.              3,731
         61,500   International Paper Co.            4,736
         37,500   Union Camp Corp.                   1,880
                                                  --------
                                                    10,347
                                                  --------
PHARMACEUTICALS (3.6%):
         13,800   American Home Products Corp.       1,064
         55,000   Merck & Co., Inc.                  2,358
         40,000   Pfizer, Inc.                       3,465
         35,000   Schering-Plough                    2,638
                                                  --------
                                                     9,525
                                                  --------
RESTAURANTS (0.9%):
         65,000   McDonald's Corp.                   2,275
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RETAIL - FOOD & DRUGS (1.2%):
         75,000   Supervalu, Inc.                 $  1,978
         25,000   Walgreen Co.                       1,175
                                                  --------
                                                     3,153
                                                  --------
RETAIL - TRADE (4.0%):
         51,000   Dayton Hudson Corp.                3,423
         83,000   Sears & Roebuck Co.                4,503
                                                  --------
                                                     7,926
                                                  --------
SOAPS & PERSONAL CARE (1.8%):
         45,000   Avon Products                      2,846
         25,000   Procter & Gamble Co.               1,747
                                                  --------
                                                     4,593
                                                  --------
TELECOMMUNICATIONS (7.3%):
        168,500   A T & T Corp.                      8,551
         15,000   Ameritech Corp.                      675
         43,000   Comsat Corp.                         860
        155,000   GTE Corp.                          5,289
         90,000   Nynex Corp.                        3,679
                                                  --------
                                                    19,054
                                                  --------
TOBACCO (1.7%):
         47,000   Philip Morris Cos., Inc.           3,184
         42,000   UST, Inc.                          1,181
                                                  --------
                                                     4,365
                                                  --------
TRANSPORTATION (1.2%):
          8,000   Burlington Northern, Inc.            476
         18,500   Norfolk Southern Corp.             1,246
         28,000   Roadway Services, Inc.             1,358
                                                  --------
                                                     3,080
                                                  --------
UTILITIES - ELECTRIC (5.1%):
        130,000   Consolidated Edison Co. NY,
                    Inc.                             3,608
         70,000   Duquesne Light Co.                 2,363
         95,000   Public Service Co. of
                    Colorado                         2,862
        141,000   Texas Utilities Co.                4,600
                                                  --------
                                                    13,433
                                                  --------
UTILITIES - NATURAL GAS (2.2%):
         65,500   Consolidated Natural Gas           2,579
         39,000   Enron Corp.                        1,326
         30,000   Enserch Corp.                        518
         48,000   Peoples Energy Corp.               1,212
                                                  --------
                                                     5,635
----------------------------------------------------------
                           TOTAL COMMON STOCKS     240,453
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.2%)
        410,000   4.13%, 6/22/95                  $    407
----------------------------------------------------------
                     TOTAL U.S. TREASURY BILLS         407
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (3.1%)
      8,188,301   Shearson U.S. Treasury Fund        8,188
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           8,188
----------------------------------------------------------
TOTAL (COST 245,679)(B)                           $263,048
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $261,830.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $168. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $ 23,151
                  Unrealized depreciation           (5,950)
                                                  --------
                  Net unrealized appreciation     $ 17,201
                                                  =========

(c) Represents non-income producing securities.

---------------------------------------------------------
  FUTURES CONTRACTS

                                              MARKET
                                NUMBER OF     VALUE
                                CONTRACTS     (000)
Short, Standard & Poor's 500
  Index Futures Contracts,
  face amount $2,480, expiring
  6/16/95                           10        $2,584
                                              ------
Total Futures Contracts                       $2,584
                                              ------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (1.5%)
FINANCIAL SERVICES (1.5%):
      5,000,000   General Motors Acceptance
                    Corp. 5.94%, 5/3/95           $  5,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER       5,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (93.9%)
AEROSPACE/DEFENSE (4.7%):
        128,500   Boeing Co.                         7,067
         78,000   General Dynamics Corp.             3,617
         80,000   Lockheed Martin Corp.(c)           4,620
                                                  --------
                                                    15,304
                                                  --------
ALUMINUM (1.0%):
         70,200   Aluminum Co. of America            3,150
                                                  --------
BANKS (6.9%):
        125,800   BankAmerica Corp.                  6,227
        225,000   Comerica, Inc.                     6,469
         81,800   J.P. Morgan & Co., Inc.            5,368
         24,800   National City Corp.                  679
        132,400   Norwest Corp.                      3,509
                                                  --------
                                                    22,252
                                                  --------
BEVERAGES (2.7%):
         66,400   Anheuser Busch Co., Inc.           3,859
        120,000   PepsiCo, Inc.                      4,995
                                                  --------
                                                     8,854
                                                  --------
CHEMICALS (1.8%):
         40,200   Dow Chemical Co.                   2,794
        145,000   RPM, Inc., Ohio                    2,864
                                                  --------
                                                     5,658
                                                  --------
COMPUTERS & PERIPHERALS (0.6%):
         20,000   International Business
                    Machines Corp.                   1,895
                                                  --------
CONGLOMERATES (0.6%):
         30,000   Minnesota Mining &
                    Manufacturing Co.                1,789
                                                  --------
COSMETICS & RELATED (2.0%):
        100,300   Avon Products                      6,344
                                                  --------
ELECTRICAL EQUIPMENT (3.3%):
         30,000   Emerson Electric Co.               2,017
        150,800   General Electric Co.               8,445
                                                  --------
                                                    10,462
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.6%):
         50,000   Compaq Computer Corp.(c)           1,900
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ELECTRONIC & ELECTRICAL - GENERAL (2.1%):
         85,000   Motorola, Inc.                  $  4,834
         18,900   Texas Instruments, Inc.            2,003
                                                  --------
                                                     6,837
                                                  --------
ENGINEERING & CONSTRUCTION (1.8%):
        113,700   Fluor Corp.                        5,855
                                                  --------
ENTERTAINMENT (0.8%):
         70,400   Promus Cos., Inc.(c)               2,710
                                                  --------
FINANCIAL SERVICES (1.1%):
         39,000   Federal National Mortgage
                    Assoc.                           3,442
                                                  --------
FOREST PRODUCTS (3.5%):
         50,000   International Paper Co.            3,850
         66,900   Mead Corp.                         3,462
         78,900   Union Camp Corp.                   3,955
                                                  --------
                                                    11,267
                                                  --------
FUNERAL SERVICES (0.5%):
         61,000   Service Corp. International        1,723
                                                  --------
INDUSTRIAL - MISCELLANEOUS (1.0%):
         54,000   Textron, Inc.                      3,078
                                                  --------
INSURANCE (4.2%):
         40,000   Aetna Life & Casualty Co.(c)       2,280
         52,900   American International
                    Group, Inc.                      5,647
         70,000   Chubb Corp.                        5,600
                                                  --------
                                                    13,527
                                                  --------
MANUFACTURING MISCELLANEOUS (1.2%):
        100,000   Allied Signal, Inc.                3,962
                                                  --------
METALS (1.3%):
        134,300   USX U.S. Steel Group               4,096
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (1.6%):
        136,100   Pitney Bowes, Inc.                 5,053
                                                  --------
OIL (10.9%):
         40,400   Atlantic Richfield Co.             4,626
        250,000   Chevron Corp.                     11,844
        105,500   Exxon Corp.                        7,345
        165,500   Texaco, Inc.                      11,316
                                                  --------
                                                    35,131
                                                  --------
OIL & GAS EXPLORATION (3.6%):
        170,000   Enron Corp.                        5,780
        170,000   Phillips Petroleum Co.             5,950
                                                  --------
                                                    11,730
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OILFIELD EQUIPMENT & SERVICES (4.7%):
        235,000   Baker Hughes, Inc.              $  5,287
        227,600   Dresser Industries, Inc.           4,979
         75,100   Schlumberger Ltd.                  4,722
                                                  --------
                                                    14,988
                                                  --------
PHARMACEUTICALS (3.4%):
         75,000   Merck & Co., Inc.                  3,216
         25,000   Pfizer, Inc.                       2,166
         20,000   Schering-Plough                    1,507
         50,000   Warner-Lambert Co.                 3,988
                                                  --------
                                                    10,877
                                                  --------
POLLUTION CONTROL SERVICES (1.2%):
        142,000   WMX Technologies, Inc.             3,870
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.3%):
         28,500   Weingarten Realty Investors          998
                                                  --------
RETAIL (1.0%):
         46,500   Dayton Hudson Corp.                3,121
                                                  --------
RETAIL - SPECIALTY STORES (1.1%):
        133,000   Pep Boys - Manny, Moe & Jack       3,425
                                                  --------
RUBBER & RUBBER PRODUCTS (2.3%):
        120,000   Cooper Tire & Rubber Co.(c)        2,940
        119,600   Goodyear Tire & Rubber Co.         4,545
                                                  --------
                                                     7,485
                                                  --------
SEMICONDUCTORS (1.8%):
         30,000   Applied Materials, Inc.(c)         1,849
         40,000   Intel Corp.                        4,095
                                                  --------
                                                     5,944
                                                  --------
SHIPPING (1.1%):
        152,650   TNT Freightways Corp.              3,587
                                                  --------
SOFTWARE & COMPUTER SERVICES (4.0%):
        111,800   Microsoft(c)                       9,154
        175,000   Novell, Inc.(c)                    3,806
                                                  --------
                                                    12,960
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
         80,000   Philip Morris Cos., Inc.           5,420
                                                  --------
UTILITIES - ELECTRIC (5.4%):
        200,000   Consolidated Edison Co. NY,
                    Inc.                             5,550
         20,000   Duquesne Light Co.                   675
        150,000   Southern Co.                       3,094
        248,500   Texas Utilities Co.                8,107
                                                  --------
                                                    17,426
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES - TELECOMMUNICATIONS (8.1%):
        230,000   A T & T Corp.                   $ 11,673
        300,000   GTE Corp.                         10,238
         98,100   Nynex Corp.                        4,010
                                                  --------
                                                    25,921
----------------------------------------------------------
                           TOTAL COMMON STOCKS     302,041
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.0%)
      2,433,734   Federated Treasury
                    Obligation Fund                  2,434
     13,557,653   Shearson U.S. Treasury Fund       13,557
----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                        15,991
----------------------------------------------------------
TOTAL (COST $292,681)(B)                          $323,032
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $321,593.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $366. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 33,693
                  Unrealized depreciation           (3,708)
                                                  --------
                  Net unrealized appreciation     $ 29,985
                                                  =========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (97.4%)
BANKS (4.6%):
         20,500   BankAmerica Corp.               $    1,015
         37,500   Norwest Corp.                          994
                                                  ----------
                                                       2,009
                                                  ----------
BEVERAGES (2.8%):
         21,300   Coca Cola Co.                        1,238
                                                  ----------
COMPUTERS & PERIPHERALS (1.1%):
          9,000   3Com Corp.(c)                          504
                                                  ----------
CONGLOMERATES (2.7%):
         36,000   Corning Glass Works                  1,202
                                                  ----------
COSMETICS & RELATED (3.2%):
         17,000   Gillette Co.                         1,394
                                                  ----------
ELECTRICAL EQUIPMENT (5.7%):
         26,300   General Electric Co.                 1,473
         18,700   Johnson Controls, Inc.               1,014
                                                  ----------
                                                       2,487
                                                  ----------
ELECTRONICS & ELECTRICAL (3.4%):
         26,200   Motorola, Inc.                       1,490
                                                  ----------
ENTERTAINMENT (3.0%):
         24,000   Walt Disney Co.                      1,329
                                                  ----------
FINANCIAL SERVICES (5.8%):
         16,900   Federal National Mortgage
                    Assoc.                             1,491
         25,000   First USA, Inc.                      1,063
                                                  ----------
                                                       2,554
                                                  ----------
FOREST PRODUCTS (4.1%):
         13,000   Georgia Pacific Corp.                1,032
         10,000   International Paper Co.                770
                                                  ----------
                                                       1,802
                                                  ----------
HOUSEHOLD PRODUCTS (3.2%):
         34,300   Newell Co.                             810
         20,400   Rubbermaid, Inc.                       602
                                                  ----------
                                                       1,412
                                                  ----------
INSURANCE (2.9%):
         11,900   American International
                    Group, Inc.                        1,270
                                                  ----------
LEISURE-RECREATION, GAMING (1.3%):
         43,700   International Game
                    Technology                           563
                                                  ----------
MEDICAL-BIOTECHNOLOGY (0.7%):
          4,200   Amgen, Inc.(c)                         305
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (1.5%):
         23,900   Health Care & Retirement
                    Corp.(c)                      $      675
                                                  ----------
OIL & GAS EXPLORATION, PRODUCTION (1.6%):
         18,000   Burlington Resource, Inc.              704
                                                  ----------
OIL-INTEGRATED COMPANIES (11.3%):
         11,800   Amoco Corp.                            774
          9,600   Atlantic Richfield Co.               1,099
         25,000   Chevron Corp.                        1,184
         14,100   Mobil Corp.                          1,338
          8,100   Texaco, Inc.                           554
                                                  ----------
                                                       4,949
                                                  ----------
PHARMACEUTICALS (3.4%):
         20,000   Ivax Corp.                             517
         13,000   Schering-Plough                        980
                                                  ----------
                                                       1,497
                                                  ----------
POLLUTION CONTROL SERVICES (1.8%):
         29,000   WMX Technologies, Inc.                 790
                                                  ----------
RETAIL (5.3%):
         30,000   The Gap                                956
         33,300   Home Depot, Inc.                     1,390
                                                  ----------
                                                       2,346
                                                  ----------
SEMICONDUCTORS (3.7%):
         16,000   Intel Corp.                          1,638
                                                  ----------
SOAPS & CLEANING AGENTS (3.0%):
         18,800   Procter & Gamble Co.                 1,814
                                                  ----------
SOFTWARE & COMPUTER SERVICES (6.0%):
         20,000   Microsoft Corp.(c)                   1,638
         45,000   Novell, Inc.(c)                        979
                                                  ----------
                                                       2,617
                                                  ----------
TELECOMMUNICATIONS (6.8%):
         22,400   Telefonos de Mexico                    678
         21,900   AT&T Corp.                           1,111
         20,300   SBC Communication, Inc.              1,191
                                                  ----------
                                                       2,980
                                                  ----------
TOBACCO & TOBACCO RELATED (1.0%):
          6,600   Philip Morris Cos., Inc.               447
                                                  ----------
TRANSPORTATION-AIR (2.3%):
         43,700   Southwest Airlines Co.               1,011
                                                  ----------
UTILITIES-NATURAL GAS (5.0%):
         36,500   El Paso Natural Gas                  1,068
         33,300   Enron Corp.                          1,132
                                                  ----------
                                                       2,200
------------------------------------------------------------
TOTAL COMMON STOCKS                                   42,727
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
         98,561   Shearson U.S. Treasury Fund     $      919
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               919
------------------------------------------------------------
TOTAL (COST $40,358)(B)                           $   43,646
---

---------------

(a) Percentages indicated are based on net assets of $43,861.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    5,809
                  Unrealized depreciation             (2,521)
                                                  ----------
                  Net unrealized appreciation     $    3,288
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.6%)
AEROSPACE/DEFENSE (3.4%):
        113,400   GenCorp, Inc.                   $    1,432
         29,500   General Dynamics Corp.               1,368
         86,700   Thiokol Corp. Delaware               2,416
                                                  ----------
                                                       5,216
                                                  ----------
AUTOMOTIVE PARTS (4.7%):
         44,200   Genuine Parts Co.                    1,713
         46,600   Hayes Wheels                           874
         72,200   Kaydon Corp.                         1,985
         51,600   Mascotech, Inc.                        574
         13,000   Stewart & Stevenson
                  Services,
                  Inc.                                   487
         95,775   T B C Corp.(c)                       1,017
         33,915   Walbro Corp.                           634
                                                  ----------
                                                       7,284
                                                  ----------
BANKS (5.7%):
         30,100   Central Fidelity Banks, Inc.           769
        119,200   Comerica, Inc.                       3,427
         36,401   Michigan National Corp.              3,818
         17,500   Star Bank                              731
                                                  ----------
                                                       8,745
                                                  ----------
BEVERAGES (1.0%):
         71,000   Coca Cola Enterprises, Inc.          1,588
                                                  ----------
CHEMICALS (7.8%):
         57,875   A. Schulman, Inc.                    1,816
         42,550   Avery Dennison Corp.                 1,729
         22,400   Geon Co.                               605
         32,000   Lubrizol Corp.                       1,116
         12,900   Lyondell Petrochemical                 320
         57,500   Olin Corp.                           3,213
         96,500   RPM, Inc.                            1,905
         30,000   WD 40 Co.                            1,320
                                                  ----------
                                                      12,024
                                                  ----------
CONSTRUCTION (1.2%):
         71,100   Foster Wheeler Corp.                 2,631
                                                  ----------
CONTAINERS (1.1%):
         71,000   Sonoco Products Co.                  1,766
                                                  ----------
ELECTRICAL EQUIPMENT (8.4%):
         39,200   Arrow Electronics, Inc.(c)           1,823
         22,500   W.W. Grainger, Inc.                  1,361
        121,332   Mark IV Industries                   2,184
         33,300   Molex Corp.                          1,257
         45,400   Teleflex, Inc.                       1,878
         75,529   Vishay Intertechnology,
                  Inc.(c)                              4,466
                                                  ----------
                                                      12,969
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
ENVIRONMENTAL CONTROL (1.1%):
        179,650   Laidlaw, Inc. Class B           $    1,617
                                                  ----------
FINANCIAL SERVICES (4.6%):
         53,300   Equifax, Inc.                        1,726
         61,850   MBNA Corp.                           1,870
         42,800   PMI Group, Inc.(c)                   1,594
         69,100   UJB Financial Corp.                  1,892
                                                  ----------
                                                       7,082
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         15,500   SuperValu, Inc.                        409
                                                  ----------
FOOD PROCESSING & PACKAGING (2.4%):
         72,100   Dean Foods Co.                       2,055
         45,250   IBP, Inc.                            1,674
                                                  ----------
                                                       3,729
                                                  ----------
FOREST PRODUCTS (1.9%):
         62,262   Pentair, Inc.                        2,848
                                                  ----------
FUNERAL SERVICES (1.8%)
         95,500   Service Corp. International          2,698
                                                  ----------
FURNITURE (0.7%):
         28,300   Leggett & Platt, Inc.                1,090
                                                  ----------
HEAVY MACHINERY (2.3%):
         61,800   Baker Hughes, Inc.                   1,391
         40,650   Tyco Laboratories, Inc.              2,134
                                                  ----------
                                                       3,525
                                                  ----------
HOLDING COMPANIES (0.2%):
          7,900   Northern Trust Corp.(c)                289
                                                  ----------
HOTELS & MOTELS (1.4%):
         72,300   Mirage Resorts, Inc.(c)              2,169
                                                  ----------
INSURANCE (5.4%):
         46,200   American Re Corp.                    1,756
         55,200   Kemper Corp.                         2,498
         47,500   Progressive Corp.                    1,793
         34,500   TransAtlantic Holdings               2,190
                                                  ----------
                                                       8,237
                                                  ----------
MACHINE TOOLS (2.9%):
         90,900   Albany International Corp.           1,988
         22,900   Greenfield Industries                  676
         67,200   Manitowoc Industries                 1,756
                                                  ----------
                                                       4,420
                                                  ----------
MANUFACTURING (2.2%):
         38,000   Briggs & Stratton Corp.              1,335
         19,100   Hillenbrand                            566
         56,466   Pall Corp.                           1,320
         11,100   Paragon Trade Brands,                  172
                  Inc.(c)
                                                  ----------
                                                       3,393
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (3.8%):
        139,300   Community Psychiatric
                  Centers, Inc.(c)                $    1,845
         43,200   Lincare Holdings(c)                  1,334
         60,100   Quorum Health Group(c)               1,240
          7,100   Ventritex(c)                           107
         42,437   Vivra, Inc.(c)                       1,363
                                                  ----------
                                                       5,889
                                                  ----------
MEDICAL SUPPLIES (0.2%):
         10,000   Sunrise Medical, Inc.(c)               303
                                                  ----------
METALS (3.3%):
         86,100   CBI Industries, Inc.                 2,132
         28,000   Kennametal, Inc.                       938
         31,800   Minerals Technologies, Inc.          1,057
         32,500   USX U.S. Steel Group                   991
                                                  ----------
                                                       5,118
                                                  ----------
NEWSPAPERS (1.6%):
         41,100   Tribune Co.                          2,430
                                                  ----------
OIL & GAS EXPLORATION (2.1%):
         80,100   Anadarko Petroleum                   3,294
                                                  ----------
OIL & GAS PRODUCTION (1.2%):
         46,100   Snyder Oil Corp.                       663
         42,500   Vastar Resources, Inc.               1,137
                                                  ----------
                                                       1,800
                                                  ----------
RETAIL (1.7%):
         70,800   Hannaford Brothers                   1,867
         22,500   TJX Companies, Inc.                    259
         13,800   Tiffany & Co.                          443
                                                  ----------
                                                       2,569
                                                  ----------
RUBBER (1.0%):
         15,800   Bandag, Inc.                           938
          4,500   Bandag, Inc. Class A                   249
         19,125   Standard Products Co.                  378
                                                  ----------
                                                       1,565
                                                  ----------
SEMICONDUCTORS (0.5%):
         13,500   Applied Materials Inc.(c)              832
                                                  ----------
SHOES, LEATHER GOODS (1.3%):
         25,600   Nike, Inc.                           1,962
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.2%):
         10,000   American Software, Inc.                 41
         14,750   Analysts International Corp.           372
         28,300   Policy Management
                  Systems(c)                           1,426
                                                  ----------
                                                       1,839
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (1.5%):
         36,700   A.K. Steel Holding Corp.(c)     $      987
         68,620   Worthington Industries, Inc.         1,295
                                                  ----------
                                                       2,282
                                                  ----------
TELECOMMUNICATIONS (0.8%):
          4,600   Comsat Corp.                            92
         53,333   Federal Signal Corp.                 1,207
                                                  ----------
                                                       1,299
                                                  ----------
TOBACCO (0.4%):
         23,773   Universal Corp.                        544
                                                  ----------
TRANSPORTATION (3.8%):
         45,350   Gatx Corp.                           2,041
         40,800   Pittston Services Group                969
         80,750   Illinois Central Corp.               2,836
                                                  ----------
                                                       5,846
                                                  ----------
UTILITIES -- ELECTRIC & GAS (8.0%):
         32,400   Brooklyn Union Gas Co.                 786
         27,020   DQE Co.                                912
        118,600   Florida Progress Corp.               3,617
        148,300   Northeast Utilities                  3,244
         79,400   Public Service Co. of                2,392
                  Colorado
          8,500   Raychem Corp.                          303
         27,700   Washington Gas Light Co.             1,080
                                                  ----------
                                                      12,334
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (1.1%):
         69,400   LDDS Communications(c)               1,665
------------------------------------------------------------
  TOTAL COMMON STOCKS                                145,300
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.6%)
      1,806,695   Federated Treasury                   1,806
                  Obligation
      6,859,515   Shearson U.S. Treasury Fund          6,860
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           8,666
------------------------------------------------------------
TOTAL (COST $142,586)(A)                          $  153,966
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $153,591.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   16,787
                  Unrealized depreciation             (5,407)
                                                  ----------
                  Net unrealized appreciation     $   11,380
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.8%)
AUTOMOTIVE PARTS (3.8%):
          8,900   Breed Technologies, Inc.        $      179
         20,000   Kaydon Corp.                           550
                                                  ----------
                                                         729
                                                  ----------
BANKS (1.7%):
          8,163   First Bank Systems, Inc.               331
                                                  ----------
COMPUTERS & PERIPHERALS (4.9%):
         12,000   Optical Data Systems(c)                486
         10,000   Sungard Data Systems,
                  Inc.(c)                                466
                                                  ----------
                                                         952
                                                  ----------
DRUG STORES (1.0%):
          7,000   Eckerd Corp.(c)                        204
                                                  ----------
ELECTRONIC & ELECTRICAL (2.5%):
         11,000   Avnet, Inc.                            490
                                                  ----------
FINANCIAL SERVICES (4.0%):
         34,300   Aames Financial Corp.                  429
          8,500   Green Tree Financial Corp.             347
                                                  ----------
                                                         776
                                                  ----------
FURNITURE (4.1%):
         24,000   Juno Lighting                          498
         11,000   LaZBoy Chair Co.                       297
                                                  ----------
                                                         795
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (3.1%):
         15,000   Invacare Corp.                         593
                                                  ----------
INSURANCE -- LIFE (5.3%):
         48,090   Gainsco, Inc.                          511
         14,500   Reliastar Financial Corp.              520
                                                  ----------
                                                       1,031
                                                  ----------
LEISURE -- RECREATION, GAMING (2.2%):
         16,000   Aldila(c)                               98
         26,200   Callaway Golf Co.                      324
                                                  ----------
                                                         422
                                                  ----------
MISCELLANEOUS MANUFACTURING (5.0%):
         18,000   Keystone International, Inc.           378
         25,000   Pall Corp.                             584
                                                  ----------
                                                         962
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (7.4%):
         15,800   Lincare Holdings(c)             $      488
         14,300   Mid Atlantic Medical
                  Services,
                  Inc.(c)                                247
          5,400   Pacificare Health System(c)            335
         15,200   Sun Healthcare Group(c)                366
                                                  ----------
                                                       1,436
                                                  ----------
METALS (7.3%):
         40,000   Addington Resources, Inc.(c)           450
         13,000   Commercial Metals Co.                  345
         15,000   Mueller Industries, Inc.(c)            624
                                                  ----------
                                                       1,419
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.5%):
         50,000   Checkmate Electronics(c)               481
                                                  ----------
OIL & GAS EXPLORATION (5.6%):
         10,000   Barrett Resources Corp.(c)             235
         13,000   Devon Energy Corp.                     270
         10,000   H.S. Resource, Inc.(c)                 165
         18,000   Newfield Exploration(c)                414
                                                  ----------
                                                       1,084
                                                  ----------
PHARMACEUTICALS (3.2%):
         18,000   Teva Pharmaceutical
                  Industries Ltd.                        617
                                                  ----------
PUBLISHING (2.9%):
          5,000   Belo Corp.                             300
         15,000   Valassis Communications(c)             263
                                                  ----------
                                                         563
                                                  ----------
RETAIL (5.1%):
         23,000   Lillian Vernon Corp.                   469
         16,000   Medicine Shoppe
                  International, Inc.                    512
                                                  ----------
                                                         981
                                                  ----------
SEMICONDUCTORS (11.7%):
         12,000   Advanced Micro Devices(c)              432
          5,300   Alliance Semiconductor
                  Corp.(c)                               215
         14,100   Atmel Corp.(c)                         620
         30,000   Integrated Circuit                     311
                  Systems(c)
          5,000   Lam Research Corp.(c)                  253
          7,400   Linear Technology                      442
                                                  ----------
                                                       2,273
                                                  ----------
SERVICES (NON-FINANCIAL) (1.8%):
         20,000   Safecard Services                      350
                                                  ----------
TELECOMMUNICATIONS (2.4%):
         21,000   Digi International, Inc.(c)            467
            352   Intellicall, Inc.(c)                     2
                                                  ----------
                                                         469
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TRANSPORTATION -- RAIL (2.3%):
         16,000   Railtex, Inc.(c)                $      444
                                                  ----------
TRUCKING (5.0%):
         21,000   American Freightways,                  491
                  Inc.(c)
         20,500   TNT Freightways Corp.                  481
                                                  ----------
                                                         972
------------------------------------------------------------
TOTAL COMMON STOCKS                                   18,374
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (6.0%)
        295,621   Federated Treasury                     296
                  Obligation
        868,947   Shearson U.S. Treasury Fund            869
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,165
------------------------------------------------------------
TOTAL (COST $18,177)(B)                           $   19,539
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $19,386.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    2,271
                  Unrealized depreciation               (943)
                                                  ----------
                  Net unrealized appreciation     $    1,328
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.7%)
AEROSPACE/DEFENSE (0.2%):
          5,361   GenCorp, Inc.                   $       67
                                                  ----------
AMUSEMENT & RECREATION SERVICES (0.6%):
          7,000   Cedar Fair L.P.                        219
                                                  ----------
AUTOMOTIVE PARTS (5.2%):
         24,000   Dana Corp.                             617
         15,000   Lamson & Sessions Co.(c)                96
         15,000   TRW, Inc.                            1,115
                                                  ----------
                                                       1,828
                                                  ----------
BANKS (7.2%):
         26,000   Charter One Financial, Inc.            594
         14,000   First Merit Corp.                      324
          9,375   Huntington Bancshares, Inc.            176
         23,000   National City Corp.                    630
         15,000   Provident Bancorp                      506
          2,000   Second Bancorp                          45
          6,000   Star Bank                              250
                                                  ----------
                                                       2,525
                                                  ----------
BUILDING MATERIALS (1.2%):
         10,000   Medusa Corp.                           226
          5,000   Owens Corning Fiberglas
                  Corp.(c)                               183
                                                  ----------
                                                         409
                                                  ----------
CHEMICALS (8.1%):
         12,500   A. Schulman, Inc.                      392
         16,000   Chemed Corp.                           492
         23,500   Chempower, Inc.(c)                      73
         20,000   Ferro Corp.                            568
          6,000   Lesco, Inc.                             95
         20,000   Lubrizol Corp.                         697
         26,250   RPM, Inc.                              518
                                                  ----------
                                                       2,835
                                                  ----------
CONSUMER GOODS (2.1%):
         12,000   American Greetings Corp.               327
         43,000   Gibson Greetings, Inc.                 430
                                                  ----------
                                                         757
                                                  ----------
ELECTRICAL EQUIPMENT (4.7%):
         60,000   Pioneer-Standard
                  Electronics,
                  Inc.                                 1,170
         20,000   Robbins & Myers Inc.                   485
                                                  ----------
                                                       1,655
                                                  ----------
ENGINEERING (0.3%):
          5,000   Corrpro(c)                              93
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FINANCIAL SERVICES (2.4%):
         15,000   Haverfield Corp.                $      203
         16,000   McDonald & Co. Investments             232
         24,000   State Auto Financial                   402
                                                  ----------
                                                         837
                                                  ----------
FOOD DISTRIBUTORS (0.9%):
         10,000   Chiquita Brands                        134
                  International
          7,000   Kroger Co.(c)                          178
                                                  ----------
                                                         312
                                                  ----------
FOREST PRODUCTS (2.9%):
         12,000   Mead Corp.                             621
         15,000   Reynolds & Reynolds Co.                398
                                                  ----------
                                                       1,019
                                                  ----------
HEALTH CARE (0.4%):
          9,000   Health Power, Inc.(c)                  138
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (5.6%):
         25,000   Invacare Corp.                         988
         20,000   Omnicare, Inc.                         972
                                                  ----------
                                                       1,960
                                                  ----------
HOUSEHOLD GOODS (3.1%):
         26,221   Lancaster Colony Corp.                 911
         20,000   Sun Television & Appliance             168
                                                  ----------
                                                       1,079
                                                  ----------
INDUSTRIAL SERVICES (3.9%):
         45,000   ACME Cleveland Corp.                   934
         22,000   Amcast Industrial Corp.                440
                                                  ----------
                                                       1,374
                                                  ----------
INSURANCE (2.4%):
         10,000   Ohio Casualty                          293
         15,000   Progressive Corp.                      566
                                                  ----------
                                                         859
                                                  ----------
MACHINE TOOLS (8.3%):
         15,750   Bearings, Inc.                         488
         17,000   Cincinnati Milacron, Inc.              455
         37,050   Commercial Intertech Corp.             820
         46,500   Gorman Rupp Co.                        703
          8,250   LDI Corp.(c)                            27
          5,000   Monarch Machine Tool Co.                49
         25,000   Telxon Corp.                           393
                                                  ----------
                                                       2,935
                                                  ----------
MANUFACTURING (2.2%):
         10,000   Parker-Hannifin Corp.                  520
          7,000   TRINOVA Corp.                          243
                                                  ----------
                                                         763
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
METALS (1.0%):
         10,000   Brush Wellman, Inc.             $      197
          5,000   Cold Metal Products, Inc.(c)            34
         10,000   Park-Ohio Industries,                  114
                  Inc.(c)
                                                  ----------
                                                         345
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.7%):
         23,000   Diebold, Inc.                          955
                                                  ----------
OIL & GAS EXPLORATION (1.8%):
         33,000   USX -- Marathon Group                  619
                                                  ----------
PAINT, VARNISHES & ENAMELS (1.4%):
         14,000   Sherwin Williams Co.                   499
                                                  ----------
POLLUTION CONTROL SERVICES (0.7%):
         51,100   Mid American Waste
                  Systems(c)                             243
                                                  ----------
PRECISION INSTRUMENTS (1.4%):
         30,000   Keithley Instruments, Inc.             506
                                                  ----------
PRINTING (0.3%):
         20,000   Multi-Color Corp.(c)                    98
                                                  ----------
PUBLISHING (2.0%):
         25,000   Scripps (E.W.) Co.                     716
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS (1.0%):
         16,000   Health Care REIT, Inc.                 348
                                                  ----------
RESTAURANTS (3.3%):
         30,000   Bob Evans Farms, Inc.                  615
         20,000   Frisch's Restaurants                   185
         22,000   Wendy's International                  374
                                                  ----------
                                                       1,174
                                                  ----------
RETAIL (2.8%):
         15,000   Consolidated Stores Corp.(c)           257
         17,000   Fabri-Centers of America,              315
                  Inc.(c)
         15,000   The Limited, Inc.                      320
         10,000   Value City Department
                  Stores,
                  Inc.(c)                                 90
                                                  ----------
                                                         982
                                                  ----------
RUBBER & RUBBER PRODUCTS (1.6%):
          5,000   Cooper Tire & Rubber Co.               123
         12,000   Goodyear Tire & Rubber Co.             456
                                                  ----------
                                                         579
                                                  ----------
SERVICES (NON-FINANCIAL) (0.3%):
          4,200   Roto Rooter, Inc.                      103
                                                  ----------
SHIPPING (0.3%):
          3,000   Oglebay Norton Co.                      98
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (3.3%):
         35,000   Shiloh(c)                       $      333
          9,000   Timken Co.                             363
         25,000   Worthington Industries, Inc.           472
                                                  ----------
                                                       1,168
                                                  ----------
TEXTILE MANUFACTURING (1.1%):
         25,000   Essef Corp.(c)                         394
                                                  ----------
TRANSPORTATION (1.6%):
         22,500   Comair Holding, Inc.                   567
                                                  ----------
TRUCKS (1.2%):
         20,000   Thor Industries, Inc.                  418
                                                  ----------
UTILITIES -- ELECTRIC (3.2%):
         14,000   American Electric Power                459
         22,500   D.P.L., Inc.                           470
         10,000   Ohio Edison                            200
                                                  ----------
                                                       1,129
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (2.0%):
         30,000   Cincinnati Bell                        720
------------------------------------------------------------
TOTAL COMMON STOCKS                                   33,325
------------------------------------------------------------
----------------------------------------------
  RIGHTS & WARRANTS (0.2%)
         10,000   Cincinnati Microwave,                   59
                  Inc.(c)
------------------------------------------------------------
TOTAL RIGHTS & WARRANTS                                   59
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.1%)
        303,843   Federated Treasury                     304
                  Obligation
      1,476,549   Shearson U.S. Treasury Fund          1,476
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           1,780
------------------------------------------------------------
TOTAL (COST $24,640)(B)                           $   35,164
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $35,183.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   12,135
                  Unrealized depreciation             (1,611)
                                                  ----------
                  Net unrealized appreciation     $   10,524
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  CORPORATE BONDS (0.1%)
FRANCE (0.1%):
          1,313   Axa SA Convertible(c),
                    4.50%, 1/1/99                 $     78
----------------------------------------------------------
TOTAL CORPORATE BONDS                                   78
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (97.2%)
AUSTRALIA (1.0%):
  Energy Sources
         60,000   The Broken Hill Proprietary
                    Co., Ltd.(c)                       873
----------------------------------------------------------
TOTAL AUSTRALIA                                        873
----------------------------------------------------------
BRITAIN (9.1%):
  BANKS (1.3%):
        231,000   Standard Chartered Bank            1,119
                                                  --------
  BROADCASTING & PUBLISHING (1.2%):
         78,400   Reed International                 1,009
                                                  --------
  BUSINESS & PUBLIC SERVICES (4.3%):
        122,200   British Airport Authority            932
        122,600   Cable Wireless                       792
         65,800   Carlton Communications Plc.        1,000
        127,800   Reuters                              972
                                                  --------
                                                     3,696
                                                  --------
  OIL & GAS PRODUCTION (1.2%):
        144,400   British Petroleum                  1,040
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.1%):
        311,000   Vodafone                             973
----------------------------------------------------------
TOTAL BRITAIN                                        7,837
----------------------------------------------------------
FINLAND (1.2%):
  ELECTRONIC & ELECTRICAL (1.2%):
         25,000   Nokia AB                           1,022
----------------------------------------------------------
TOTAL FINLAND                                        1,022
----------------------------------------------------------
FRANCE (9.9%):
  ADVERTISING (0.7%):
          5,750   Euro RSCG Worldwide                  634
                                                  --------
  AUTOMOTIVE PARTS (1.3%):
         18,700   Valeo                              1,067
                                                  --------
  ELECTRONIC & ELECTRICAL (2.3%):
            680   LeGrand                              987
         13,300   Schneider                          1,024
                                                  --------
                                                     2,011
                                                  --------
  INSURANCE (1.2%):
         19,700   Axa                                1,040
                                                  --------
  MANUFACTURING - CONSUMER GOODS (1.3%):
          4,550   Pinault-Printemps                  1,031
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  RECREATION/OTHER CONSUMER GOODS (1.9%):
          6,700   BIC Corp.                       $  1,119
          3,600   Castorama(c)                         597
                                                  --------
                                                     1,716
                                                  --------
  RETAIL (1.2%):
          2,120   Carrefour                          1,065
----------------------------------------------------------
TOTAL FRANCE                                         8,564
----------------------------------------------------------
GERMANY (7.6%):
  BANKS (2.1%):
          1,980   Depfa Bank                         1,007
          1,620   Deutsche Bank(c)                     796
                                                  --------
                                                     1,803
                                                  --------
  COSMETICS & RELATED (1.2%):
          1,360   Beiersdorf AG                      1,061
                                                  --------
  ENGINEERING/INDUSTRIAL
  CONSTRUCTION (1.0%):
          2,620   AGIV                                 844
                                                  --------
  HEALTH & PERSONAL CARE (1.1%):
          1,260   Schering                             938
                                                  --------
  MACHINE TOOLS (1.1%):
          3,550   Mannesmann                           970
                                                  --------
  UTILITIES - ELECTRIC (1.1%):
          2,660   Veba                                 994
----------------------------------------------------------
TOTAL GERMANY                                        6,610
----------------------------------------------------------
HOLLAND (8.4%):
  BREWERIES (1.0%):
          6,400   Heineken Holdings                    839
                                                  --------
  COMPUTERS & PERIPHERALS (0.5%):
         10,900   Getronics                            447
                                                  --------
  FOREST PRODUCTS (1.0%):
         29,300   Koninklijke KNP                      885
                                                  --------
  INSURANCE (1.1%):
         18,600   Internationale Nederlanden           982
                                                  --------
  LEISURE (1.2%):
         18,400   Polygram                           1,040
                                                  --------
  POLLUTION CONTROL SERVICES (1.0%):
          7,500   Ver Ned Uitgevers(c)                 840
                                                  --------
  SERVICES (NON-FINANCIAL) (1.2%):
         16,600   Randstad Holdings                    996
                                                  --------
  SHIPPING & SHIPBUILDING (1.0%):
         32,600   IHC Caland                           892
                                                  --------
  WHOLESALE & INTERNATIONAL TRADE (0.4%):
          4,500   Hagemeyer                            389
----------------------------------------------------------
TOTAL HOLLAND                                        7,310
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HONG KONG (5.3%):
  BANKS (1.0%):
        217,000   Guoco Group                     $    824
                                                  --------
  DIVERSIFIED (1.9%):
        197,000   Hutchinson Whampoa                   855
        122,000   Swire Pacific "A"                    816
                                                  --------
                                                     1,671
                                                  --------
  RADIO & TELEVISION (0.8%):
        179,000   Television Broadcast                 666
                                                  --------
  REAL ESTATE (1.6%):
      3,000,000   China Resources                      752
        124,000   Henderson Land                       639
                                                  --------
                                                     1,391
----------------------------------------------------------
TOTAL HONG KONG                                      4,552
----------------------------------------------------------
ITALY (1.8%):
  AUTOMOBILES (0.4%):
         37,800   Pininfarina                          363
                                                  --------
  INSURANCE (0.5%):
         20,000   Assicurazioni Generali               481
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.9%):
        282,000   Telecom Italia                       751
----------------------------------------------------------
TOTAL ITALY                                          1,595
----------------------------------------------------------
JAPAN (33.3%):
  AEROSPACE/DEFENSE (0.8%):
        100,000   Mitsubishi Heavy Industry            726
                                                  --------
  BANKS (4.0%):
         62,000   Asahi Bank                           797
         32,000   Mitsubishi Bank                      785
         47,000   Sanwa Bank                         1,027
         38,000   Sumitomo Bank                        823
                                                  --------
                                                     3,432
                                                  --------
  BUILDING MATERIALS (0.9%):
         22,000   Tostem Corp.                         799
                                                  --------
  BUSINESS & PUBLIC SERVICE (0.6%):
         17,600   Mos Food Services                    517
                                                  --------
  CHEMICALS (1.6%):
         36,000   Shin Etsu Chemical                   698
        127,000   Tosoh Corp.(c)                       676
                                                  --------
                                                     1,374
                                                  --------
  ELECTRICAL EQUIPMENT (3.5%):
          7,300   Keyence(c)                           779
         14,000   Kyocera                            1,083
         28,000   Murata Manufacturing               1,126
                                                  --------
                                                     2,988
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  ELECTRONIC & ELECTRICAL (5.2%):
         52,000   Canon, Inc.                     $    860
         88,000   Hitachi, Ltd.                        896
          9,000   Riso Kagaku                          614
         25,000   Rohm Co., Ltd.                     1,157
         32,000   Tokyo Electron                       998
                                                  --------
                                                     4,525
                                                  --------
  ENGINEERING/INDUSTRIAL CONSTRUCTION (0.3%):
         11,000   Kinden                               219
                                                  --------
  FINANCE (1.6%):
         50,000   Daiwa Securities                     631
         12,000   Nichiei Co.                          767
                                                  --------
                                                     1,398
                                                  --------
  HOUSEHOLD GOODS (0.9%):
         20,400   Amway Japan                          760
                                                  --------
  MANUFACTURING - CAPITAL GOODS (1.2%):
         16,000   Secom & Co.                        1,044
                                                  --------
  MERCHANDISING (0.9%):
         11,000   Seven-eleven Japan                   792
                                                  --------
  PHARMACEUTICALS (1.3%):
         51,000   Yamanouchi Pharmaceutical          1,147
                                                  --------
  RADIO & TELEVISION (0.9%):
          3,270   Nippon Television Network            728
                                                  --------
  REAL ESTATE (0.9%):
         60,000   Sekisui House                        793
                                                  --------
  RUBBER & RUBBER PRODUCTS (1.0%):
         56,000   Bridgestone                          906
                                                  --------
  STEEL (1.8%):
        195,000   Nippon Steel                         775
        268,000   NKK Corp.(c)                         750
                                                  --------
                                                     1,525
                                                  --------
  STORAGE & WAREHOUSING (1.0%):
         51,000   Mitsubishi Warehouse                 880
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.0%):
             98   DDI Corp.                            863
                                                  --------
  UTILITIES - ELECTRIC (0.9%):
         66,000   Matsushita Electric Works            793
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (1.0%):
             99   Nippon Telephone & Telegraph         875
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  WHOLESALE & INTERNATIONAL TRADE (2.0%):
         33,000   Canon Sales                     $    872
        122,000   Itochu Corp.                         828
                                                  --------
                                                     1,700
----------------------------------------------------------
TOTAL JAPAN                                         28,784
----------------------------------------------------------
MALAYSIA (1.9%):
  DIVERSIFIED (0.9%):
        496,000   Renong Berhad                        759
                                                  --------
  FINANCIAL SERVICES (0.5%):
        125,000   Hong Leong Credit                    456
                                                  --------
  FOREST PRODUCTS (0.5%):
         99,000   Adkam Perdana                        445
----------------------------------------------------------
TOTAL MALAYSIA                                       1,660
----------------------------------------------------------
NEW ZEALAND (1.1%):
  FOREST PRODUCTS (1.1%):
        338,000   Fletcher Challenge                   910
----------------------------------------------------------
TOTAL NEW ZEALAND                                      910
----------------------------------------------------------
SINGAPORE (2.0%):
  AIRLINES (1.0%):
         84,000   Singapore Airlines, Series F         808
                                                  --------
  BANKS (1.0%):
         81,000   Overseas Chinese Banking
                    Corp.                              884
----------------------------------------------------------
TOTAL SINGAPORE                                      1,692
----------------------------------------------------------
SPAIN (1.3%):
  DIVERSIFIED (0.3%):
         92,000   Cofir                                299
                                                  --------
  FOOD DISTRIBUTORS (1.0%):
         48,600   Pryca                                861
----------------------------------------------------------
TOTAL SPAIN                                          1,160
----------------------------------------------------------
SWEDEN (5.1%):
  AUTOMOBILES (0.9%):
         41,400   Volvo AB                             777
                                                  --------
  COSMETICS & RELATED (1.3%):
         37,300   Astra A Free(c)                    1,088
                                                  --------
  ELECTRONIC & ELECTRICAL (0.9%):
         41,000   Allgon                               804
                                                  --------
  MANUFACTURING (1.2%):
         16,000   Ericsson (L.M.) Series B           1,059
                                                  --------
  MEDICAL SUPPLIES (0.8%):
         45,000   Arjo                                 700
----------------------------------------------------------
TOTAL SWEDEN                                         4,428
----------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
SWITZERLAND (4.3%):
  DIVERSIFIED (0.9%):
            750   Baer Holdings Bearer            $    788
                                                  --------
  FOOD PROCESSING (1.1%):
            960   Nestle Registered                    941
                                                  --------
  PHARMACEUTICALS (1.1%):
            165   Roche Holdings AG
                    Genusscheine NPV                   995
                                                  --------
  UTILITIES - ELECTRIC (1.2%):
          1,020   Brown Boveri, Series A             1,010
----------------------------------------------------------
TOTAL SWITZERLAND                                    3,734
----------------------------------------------------------
UNITED STATES (3.9%):
  BROKERAGE FIRMS & SECURITY DEALERS (0.3%):
          8,700   Brazilian Investment Co.             273
                                                  --------
  INDUSTRIAL SERVICES (0.9%):
        750,000   China North Industries(c)            750
                                                  --------
  INVESTMENT FUNDS - CLOSED END (2.2%):
         17,000   Chile Fund                           805
         12,700   India Magnum Fund NV A(c)            722
            122   Korea Eurofund(c)                    435
                                                  --------
                                                     1,962
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.5%):
         25,700   Videotron Holdings PLC.(c)           402
----------------------------------------------------------
TOTAL UNITED STATES                                  3,387
----------------------------------------------------------
TOTAL COMMON STOCKS                                 84,118
----------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        667,222   Shearson U.S. Treasury Fund          667
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           667
----------------------------------------------
TOTAL (COST $80,808)(B)                           $ 84,863
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $86,530.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

        Unrealized appreciation      $ 6,255
        Unrealized depreciation       (2,199)
                                     -------
        Net unrealized
          appreciation               $ 4,056
                                     ========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
  FORWARD CURRENCY CONTRACTS

                                                            CONTRACT
                                                             VALUE
                                            CONTRACT         (U.S.         APPRECIATION DELIVERY
                CURRENCY                      PRICE         DOLLARS)       (DEPRECIATION)  DATE
-----------------------------------------   ---------      ----------      --------     -------
CURRENCY SOLD:
Japanese Yen                                84.125032      $ (258,668)     $   (331)     5/2/95
                                                           ----------      --------
     Total currency sold                                   $ (258,668)     $   (331)
                                                            =========      ========
CURRENCY PURCHASED:
Dutch Guilder                                1.514748      $  258,668      $ (5,760)     5/2/95
                                                           ----------      --------
     Total currency purchased                              $  258,668      $ (5,760)
                                                            =========      ========
Net payable for forward currency
  contracts purchased and sold                                             $ (6,091)
                                                                           ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                   Notes to Financial Statements
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Money Market Fund, Limited Term Income Fund, Government Mortgage Fund, Intermediate Income Fund, Investment Quality Bond Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, and International Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION:
--------------------

Investments of the U.S. Government Obligations Fund, the Prime Obligations Fund and the Tax-Free Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities in the Balanced Fund and the International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION:
-----------------------------

The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on a Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities resulting from changes in the exchange rate.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS:
-----------------------

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which Society Asset Management, Inc. (the Funds' investment adviser) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FORWARD CURRENCY CONTRACTS:
----------------------------

A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a Forward or if the value of the currency changes unfavorably.

FUTURES CONTRACTS:
-----------------

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS:
------------------------------------------------------------------

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement no payment is made and no interest accrues. A segregated account is established and maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until settlement date.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Stock Index Fund, the Value Stock Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, and the Balanced Fund.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL INCOME TAXES:
---------------------

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OTHER:
-----

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Victory Portfolios are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All expenses in connection with Intermediate Income, Investment Quality Bond, Balanced, Stock Index, Value, Growth, Special Value, and Special Growth Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of two years commencing with the respective inception dates.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   Limited Term Income Fund.............  $108,053,386       $ 27,036,296
                   Government Mortgage Fund.............  $ 34,141,401       $ 41,957,068
                   Intermediate Income Fund.............  $ 45,696,863       $ 32,245,604
                   Investment Quality Bond Fund.........  $ 53,718,571       $ 49,102,816
                   Ohio Municipal Bond Fund.............  $ 35,466,334       $ 36,043,062
                   Balanced Fund........................  $ 79,112,448       $ 62,383,648
                   Stock Index Fund.....................  $ 20,540,742       $  9,328,966
                   Value Fund...........................  $ 63,655,162       $ 17,814,533
                   Diversified Stock Fund...............  $142,784,968       $116,116,919
                   Growth Fund..........................  $  1,331,614       $ 25,478,542
                   Special Value Fund...................  $ 47,216,203       $ 23,119,184
                   Special Growth Fund..................  $  7,686,792       $ 11,925,297
                   Ohio Regional Stock Fund.............  $  1,531,661       $  2,110,048
                   International Growth Fund............  $ 30,178,013       $ 19,936,541

4. RELATED PARTY TRANSACTIONS:

Investment advisory services are provided to all the Funds by Society Asset Management, Inc. ("SAM"), a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of Society National Bank ("Society"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment and sub-investment advisory agreements, SAM is entitled to receive fees based on a percentage of the average net assets of the Funds. Society serves the Funds as custodian for all funds except the International Growth Fund. Society received no fees from the Funds for providing custodian services except for reimbursement of actual out-of-pocket expenses incurred. During the year ended October 31, 1994, KeyCorp made a capital contribution of $2,506,027 to the Prime Obligations Fund.

Society also serves as Shareholder Servicing Agent for all the Funds. As such, Society provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests,

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Society may receive a fee computed daily as a percentage of the average net assets of the Funds.

Affiliates of The BISYS Group, Inc. ("BISYS") serve as the Fund's administrator and distributor. Effective March 29, 1995, Concord Holding Corporation (the "Administrator"), an indirect, wholly-owned subsidiary of BISYS, became the administrator to the Funds and Victory Broker Dealer Services, Inc. (the "Distributor") became the distributor to the Funds. Prior to March 29, 1995, other affiliates of BISYS served as the Fund's administrator and distributor. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments from the Funds for serving as officers of the Funds. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

    Under the terms of the administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of the Funds. The Distributor receives no fees from the Funds for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1995, the Distributor received $171,000 from commissions earned on sales of shares of the variable net asset value funds all of which the Distributor reallowed to dealers of the Funds' shares, including $74,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average net assets.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Information regarding related party transactions is as follows for the six months ended April 30, 1995:

                                                U.S.                        TAX-FREE
                                              GOVERNMENT      PRIME          MONEY
                                              OBLIGATIONS    OBLIGATIONS     MARKET
                                              FUND             FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .35%           .35%           .35%
Voluntary fee reductions                                                    $ 16,151
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                     $    260
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $140,500       $193,436       $ 67,915

                                              LIMITED                                      INVESTMENT
                                                TERM         GOVERNMENT     INTERMEDIATE   QUALITY
                                               INCOME        MORTGAGE        INCOME          BOND
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .50%           .50%           .75%           .75%
Voluntary fee reductions                      $ 11,015       $ 12,348       $160,661       $122,074
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 38,451       $ 48,386       $ 39,466       $ 32,928

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                OHIO
                                              MUNICIPAL                      STOCK
                                                BOND         BALANCED        INDEX
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .60%          1.00%           .60%
Voluntary fee reductions                      $ 85,187       $293,792       $ 72,524
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                                    $ 70,657
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 20,140       $ 47,761       $ 10,560
Voluntary fee reductions:                                                   $ 17,703

                                                             DIVERSIFIED
                                               VALUE          STOCK          GROWTH
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%           .65%          1.00%
Voluntary fee reductions                      $434,192       $ 58,363       $ 93,184
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                      $    303       $    240
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 70,468       $ 84,805       $ 16,607

                                                                              OHIO
                                              SPECIAL        SPECIAL        REGIONAL       INTERNATIONAL
                                               VALUE          GROWTH         STOCK          GROWTH
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%          1.00%           .75%          1.10%
Voluntary fee reductions                      $192,792       $ 39,953       $  7,022       $ 61,413
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
Voluntary fee reductions                      $    144
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 40,759       $  7,725       $ 11,588       $ 59,708

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

5. MERGERS:

As approved by vote of shareholders of The Victory Funds via proxy dated April 28, 1995, effective June 5, 1995, certain portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Victory Fund to a corresponding investment fund of The Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The portfolios of The Victory Funds merged into existing funds of The Victory Portfolios as follows:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following portfolios of The Victory Funds merged into newly created funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

On March 17, 1994, the Growth Fund acquired all the net assets of the Society Earnings Momentum Fund pursuant to a plan of reorganization approved by the shareholders of the Society Earnings Momentum Fund. The acquisition was accomplished by a tax-free exchange of 858,745 shares of the Growth Fund for the 882,905 shares of the Society Earnings Momentum Fund outstanding on March 17, 1994. These share transactions are included in the Growth Fund's statement of changes in net assets. The Society Earnings Momentum Fund's net assets at March 17, 1994 of approximately $8,794,000, including $649,000 of unrealized appreciation, were combined with those of the Growth Fund. The combined net assets immediately after the acquisition were approximately $70,777,000.
---------------

1 Not included in this report.

THE VICTORY FUNDS                                  Notes to Financial Statements
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Funds (the "Fund"), organized as a Massachusetts business trust on January 6, 1982, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Declaration of Trust permits the Board of Trustees (the "Trustees") to create an unlimited number of Portfolios. Victory New York Tax-Free Portfolio and the Fund for Income Portfolio are two series (of a total of 14 series) of the Fund. Each Portfolio's capitalization consists of an unlimited number of shares of beneficial interest without par value.

On April 30, 1994, all of the assets and liabilities of the Investors Preference New York Tax-Free Fund, Inc. ("IPNY") and the Investors Preference Fund for Income, Inc. ("IPFFI") were acquired by the New York Tax-Free Portfolio and the Fund for Income Portfolio, respectively, of the Fund pursuant to separate Agreements and Plans of Reorganization approved by the shareholders of each IPNY and IPFFI.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies for New York Tax-Free Portfolio and Fund for Income Portfolio (the "Portfolios").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

SECURITIES VALUATION:
--------------------

The securities of the Fund for Income Portfolio that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at the closing over-the counter bid price, if available, or at their fair value as determined in good faith by management following procedures approved by the Fund's Trustees. Short term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost or original cost plus accrued interest, both of which approximates market value.

The securities of New York Tax-Free Portfolio are valued by a pricing service based upon a computerized matrix system or appraisals, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management following procedures approved by the Fund's Trustees.

REPURCHASE AGREEMENTS:
-----------------------

When each Portfolio enters into a repurchase agreement, the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value will be at least equal to the repurchase agreement amount. Each Portfolio monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, each Portfolio intends to seek additional collateral from the seller to terminate the repurchase agreements. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on the disposing of such securities. A repurchase agreement entered into by each Portfolio will be limited to transactions with broker-dealers or domestic banks believed to present minimal credit risks, and each Portfolio will take delivery of all securities underlying the repurchase agreement until such agreement expires.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION:
----------------------------------------------

The New York Tax-Free Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

INCOME TAXES:
-------------

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the New York Tax-Free Portfolio and the Fund for Income Portfolio.

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   New York Tax-Free                      $  1,117,454       $  1,736,206
                   Fund for Income                        $  7,973,666       $ 15,709,007

4. RELATED PARTY TRANSACTIONS:

ADVISORY AGREEMENT:
-------------------

Key Trust Company ("Key Trust") is the investment adviser for each Portfolio and receives a fee based on average daily net assets at an annual rate of 0.55% and 0.50% for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively. For the six months ended April 30, 1995, Key Trust accrued $44,599 and $64,663 in advisory fees, of which $41,068 and $42,981 was voluntarily waived, for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively.

ADMINISTRATION AGREEMENT:
-------------------------

Concord Financial Group (the "Administrator" or "Concord") is the Administrator to each Portfolio under an Administration Agreement with respect to each Portfolio. The Administrator receives an annual fee of 0.15% of each Portfolio's average net assets for services performed under each Portfolio's Administration Agreement. For the six months ended April 30, 1995, the administrator accrued $12,094 and $19,284 from the New York Tax-Free Portfolio and Fund for Income Portfolio, respectively, in administration fees, none of which were waived.

Effective March 29, 1995 Concord became BISYS Investment Services Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS serves as administrator on substantially identical terms as described above.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT:
-----------------------

Victory Broker Dealer Services, Inc. (the "Distributor"), an affiliate of the Administrator, serves as Distributor to each Portfolio. The Distributor sells shares of the Portfolios as agent on behalf of the Fund at no cost to the Portfolios. The Fund has adopted a Distribution and Service Plan (the "Plan") for the Class A shares of New York Tax-Free Portfolio and The Fund for Income Portfolio under Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Adviser or Administrator may use their fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolios. The Fund has adopted a Distribution Plan for Class B shares of New York Tax-Free Portfolio to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Distribution Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less. This fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day.

* Directors fees and expenses for the six months ended April 30, 1995 of $777 for New York Tax-Free Portfolio and $126 for Fund for Income Portfolio were paid to directors having no affiliation with the Fund other than in their capacity as directors.

5. MERGERS:

Effective June 5, 1995, certain Portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Portfolio of the Victory Funds to a corresponding investment fund of the Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The following Portfolios of The Victory Funds merged into existing funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following series of The Victory Funds merged into newly created series of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

As of June 2, 1995 the fund accounting for the Portfolios is being performed by BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of the The BISYS Group, Inc.

6. SPECIAL SHAREHOLDER MEETING:

On April 28, 1995, a special meeting of the shareholders of The Victory Funds was held to consider various proposals, including, among other things, the approval of an Agreement and Plan of Reorganization whereby the 14 series portfolios of The Victory Funds were reorganized into corresponding series of The Victory Portfolios, the election of certain nominees to serve on the Board of Trustees of The Victory Funds and the ratification of the selection of Coopers & Lybrand L.L.P. as independent auditors for each portfolio of The Victory Funds2.
---------------

1 Not included in this report.

2 The April 28, 1995 meeting was adjourned until May 26, 1995 with respect to the New York Tax Free and Fund For Income Portfolios due to a lack of a quorum on such date. On May 26, 1995, a quorum was present and voted the shares of such portfolios as indicated.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

Election of Trustees -- The shareholders of The Victory Funds, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of The Victory Funds. The shareholders of The Victory Funds approved each nominee. The results of such solicitation are as follows:

                           NOMINEE                        VOTES FOR       VOTES WITHHELD
          ------------------------------------------    --------------    ---------------
          Robert G. Brown                               1,306,537,258       38,671,464
          Edward P. Cambell                             1,308,422,096       36,786,627
          Harry Gazelle                                 1,307,262,991       37,945,462
          Thomas F. Morrissey                           1,310,379,551       34,828,901
          Stanley I. Landgraf                           1,308,450,924       36,757,800
          Leigh A. Wilson                               1,310,734,626       34,474,098
          H. Patrick Swygert                            1,311,252,568       34,456,155

Agreement and Plan of Reorganization -- the shareholders of each Portfolio approved an Agreement and Plan of Reorganization with respect to each Portfolio as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,430        15,011         37,413
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,834,471        11,902        105,207

Reclassification and Changes in Fundamental Policies -- The shareholders of the below-listed Portfolios approved certain reclassifications and changes in fundamental policies of the relevant Portfolio (and the successor Portfolio post-reorganization) by the following votes:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,550        15,011         37,293
          NY Tax Free-Class B                           29,267            --          1,666
          Fund for Income                            1,803,283        40,439        107,858

Ratification of Independent Auditors -- the shareholders of each Portfolio ratified the appointment of Coopers & Lybrand L.L.P. as independent auditors for each Portfolio for the next fiscal year as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          891,636           727         31,490
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,860,529         7,123         83,928

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus. Neither the Fund nor Victory Broker Dealer Services, Inc. is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC, the Federal Reserve Board, or any other agency. Victory Broker Dealer Services, Inc., which distributes The Victory Funds, is not affiliated with Key Trust Company. Investing in mutual funds involves risks, including the possible loss of principal amount invested. An investment in a money market Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.032        0.026        0.036        0.060        0.076
Distributions
  Net investment income                       (0.025)       (0.032)      (0.026)      (0.036)      (0.060)      (0.076)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.57%(a)      3.30%        2.62%        3.66%        6.14%        7.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $524,143      $412,048     $515,734     $579,836     $430,248     $376,021
Ratio of expenses to
  average net assets                           0.62%(b)      0.63%        0.60%        0.60%        0.60%        0.62%
Ratio of net investment income
  to average net assets                        5.15%(b)      3.20%        2.57%        3.50%        5.92%        7.56%
Ratio of expenses to
  average net assets*                                        0.80%
Ratio of net investment income
  to average net assets*                                     3.03%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

                                                                     PRIME OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.035        0.030        0.037        0.061        0.078
  Net realized losses on investments                        (0.003)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment
           Activities                          0.025         0.032        0.030        0.037        0.061        0.078
----------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.025)       (0.035)      (0.030)      (0.037)      (0.061)      (0.078)
Capital transactions                                         0.003
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.53%(a)      3.57%        3.05%        3.77%        6.32%        8.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $430,000      $782,303     $720,024     $524,338     $442,263     $444,238
Ratio of expenses to average net assets        0.69%(b)      0.62%        0.60%        0.61%        0.62%        0.62%
Ratio of net investment income to
  average net assets                           5.02%(b)      3.52%        2.96%        3.68%        6.14%        7.76%
Ratio of expenses to average net
  assets*                                                    0.79%
Ratio of net investment income to
  average net assets*                                        3.35%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    TAX-FREE MONEY MARKET FUND
                                           ----------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                           ------------------------------------------------------------
                                                             1994         1993         1992         1991         1990
                                           SIX MONTHS      --------     --------     --------     --------     --------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $    100
-----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.016         0.021        0.020        0.027        0.043        0.054
Distributions
  Net investment income                        (0.016)       (0.021)      (0.020)      (0.027)      (0.043)      (0.054)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                    1.66%(a)      2.17%        2.06%        2.77%        4.44%        5.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $ 209,606      $198,561     $189,351     $151,012     $129,601     $134,652
Ratio of expenses to average net assets         0.61%(b)      0.60%        0.59%        0.61%        0.62%        0.63%
Ratio of net investment income to
  average net assets                            3.32%(b)      2.14%        2.04%        2.70%        4.29%        5.32%
Ratio of expenses to average net
  assets*                                       0.63%(b)      0.79%        0.60%
Ratio of net investment income to
  average net assets*                           3.30%(b)      1.95%        2.02%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                                           Financial Highlights
--------------------------------------------------------------------------------

                                                                  NEW YORK TAX-FREE PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                        -------------------------------------------------
                                                 CLASS B                                 PERIOD
                                      -----------------------------                       FROM
                                                       PERIOD FROM                     JANUARY 1,
                                                      SEPTEMBER 26,                     1994 TO           YEARS ENDED
                                                         1994 TO                        OCTOBER          DECEMBER 31,
                                                       OCTOBER 31,                        31,         -------------------
                                                          1994          SIX MONTHS        1994         1993        1992
                                                      -------------       ENDED        ----------     -------     -------
                                                                        APRIL 30,
                                                                           1995
                                                                        ----------
                                      SIX MONTHS                        (UNAUDITED)
                                         ENDED
                                       APRIL 30,
                                         1995
                                      -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 12.39            $12.62        $  12.39       $  13.54      $ 12.76     $ 12.50
-------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                  0.31             0.07             0.32           0.57         0.70        0.74
    Net realized and unrealized
      gains (losses) on
      investments                          0.27            (0.23)            0.30          (1.15)        0.84        0.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment
      activities                           0.58            (0.16)            0.62          (0.58)        1.54        1.00
-------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                 (0.30)           (0.07)           (0.33)         (0.57)       (0.70)      (0.74)
    Net realized gains                    (0.17)              --            (0.17)            --        (0.06)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   (0.47)           (0.07)           (0.50)         (0.57)       (0.76)      (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 12.50           $12.39         $  12.51       $  12.39      $ 13.54     $ 12.76
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charge)                                  4.80%(b)        (1.25)%(b)        5.16%(b)      (4.31)%(b)   12.34%       8.26%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $   834               --         $ 15,974       $ 17,840      $28,530     $26,034
Ratio of expenses to average net
  assets                                   2.72%(c)         0.52%(c)         1.10%(c)       0.91%(c)     0.87%       0.66%
Ratio of net investment income to
  average net assets                       9.48%(c)         5.94%(c)         5.18%(c)       5.33%(c)     5.28%       5.89%
Ratio of expenses to average net
  assets*                                  3.07%(c)         0.86%(c)         1.45%(c)       1.25%(c)     0.96%       0.96%
Ratio of net investment income to
  average net assets*                      9.13%(c)         5.60%(c)         4.83%(c)       4.99%(c)     5.19%       5.59%
Portfolio turnover rate                   17.00%           18.00%           17.00%         18.00%       12.00%      14.00%


                                    PERIOD FROM
                                    FEBRUARY 11,
                                      1991 TO
                                    DECEMBER 31,
                                      1991(A)
                                    ------------

NET ASSET VALUE, BEGINNING OF
 PERIOD                               $  12.00
----------------------------------
Investment Activities
    Net investment income                 0.64
    Net realized and unrealized
      gains (losses) on
      investments                         0.50
----------------------------------
    Total from investment
      activities                          1.14
----------------------------------
Distributions
    Net investment income                (0.64)
    Net realized gains                      --
----------------------------------
    Total Distributions                  (0.64)
----------------------------------
NET ASSET VALUE, END OF PERIOD        $  12.50
----------------------------------
Total Return (excludes sales
  charge)                                11.06%(b)
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 20,995
Ratio of expenses to average net
  assets                                  0.45%(c)
Ratio of net investment income to
  average net assets                      6.28%(c)
Ratio of expenses to average net
  assets*                                 0.95%(c)
Ratio of net investment income to
  average net assets*                     5.78%(c)
Portfolio turnover rate                  61.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                          FUND FOR INCOME PORTFOLIO
                                            --------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                           FEBRUARY 1,
                                                             1994 TO                       YEARS ENDED JANUARY 31,
                                                           OCTOBER 31,     -------------------------------------------------------
                                                              1994          1994        1993        1992        1991        1990
                                            SIX MONTHS     -----------     -------     -------     -------     -------     -------
                                              ENDED
                                            APRIL 30,
                                               1995
                                            ----------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.43        $ 10.14       $ 10.57     $ 10.55     $ 10.19     $  9.90     $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                       (0.05)          0.52          0.80        0.80        0.85        0.91        0.93
    Net realized and unrealized gains
      (losses) on investments                    0.58          (0.71)        (0.41)       0.06        0.36        0.29        0.17
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment activities             0.53          (0.19)         0.39        0.86        1.21        1.20        1.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                       (0.35)         (0.52)        (0.80)      (0.80)      (0.85)      (0.91)      (0.93)
    Net realized gains                             --             --         (0.02)      (0.04)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.35)         (0.52)        (0.82)      (0.84)      (0.85)      (0.91)      (0.93)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   9.61        $  9.43       $ 10.14     $ 10.57     $ 10.55     $ 10.19     $  9.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)             5.70%(a)      (1.99)%(a)     3.75%       8.45%      12.34%      12.75%      11.77%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 24,713        $29,358       $46,632     $55,075     $58,055     $44,097     $35,788
Ratio of expenses to average net assets          0.57%(b)       1.12%(b)      1.13%       1.12%       0.92%       0.50%       0.29%
Ratio of net investment income to
  average net assets                             3.51%(b)       7.21%(b)      7.65%       7.56%       8.18%       9.15%       9.34%
Ratio of expenses to average net assets*         0.74%(b)       1.26%(b)
Ratio of net investment income to
  average net assets*                            3.34%(b)       7.07%(b)
Portfolio turnover                              27.00%         18.00%        47.00%      23.00%      24.00%       5.00%       5.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.

(b) Annualized

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                   LIMITED TERM INCOME FUND
                                         ----------------------------------------------------------------------------
                                                                           YEARS ENDED OCTOBER 31,
                                                         ------------------------------------------------------------
                                                           1994         1993         1992         1991         1990
                                         SIX MONTHS      --------     --------     --------     --------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $  10.53     $  10.45     $  10.33     $  10.02     $  10.04
---------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.27          0.54         0.57         0.64         0.73         0.76
  Net realized and unrealized gains
    (losses) on investments                    0.11         (0.61)        0.08         0.13         0.31        (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.38         (0.07)        0.65         0.77         1.04         0.75
---------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.28)        (0.54)       (0.57)       (0.64)       (0.73)       (0.77)
  Net realized gains                                        (0.04)                    (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.28)        (0.58)       (0.57)       (0.65)       (0.73)       (0.77)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    9.98      $   9.88     $  10.53     $  10.45     $  10.33     $  10.02
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          3.80%(a)     (0.66)%       6.39%        7.77%       10.82%        7.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 168,112      $ 79,150     $ 81,771     $ 55,565     $ 43,763     $ 31,303
  Ratio of expenses to average net
    assets                                     0.77%(b)      0.79%        0.77%        0.78%        0.80%        0.82%
  Ratio of net investment income to
    average net assets                         5.86%(b)      5.29%        5.49%        6.18%        7.20%        7.63%
  Ratio of expenses to average net
    assets*                                    0.79%(b)      0.97%        0.78%
  Ratio of net investment income to
    average net assets*                        5.84%(b)      5.10%        5.48%
  Portfolio turnover                          24.49%        41.26%       50.27%       14.97%        9.79%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

                                                                     GOVERNMENT MORTGAGE FUND
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED OCTOBER 31,                  MAY 18, 1990
                                         ENDED APRIL     ----------------------------------------------     TO OCTOBER 31,
                                          30, 1995         1994         1993         1992        1991          1990(A)
                                         -----------     --------     --------     --------     -------     --------------

                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $   10.33      $  11.36     $  11.07     $  10.73     $ 10.18        $  10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.36          0.68         0.66         0.74        0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.32         (1.02)        0.32         0.34        0.55            0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.68         (0.34)        0.98         1.08        1.35            0.53
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.37)        (0.67)       (0.66)       (0.74)      (0.80)          (0.35)
  Net realized gains                          (0.08)        (0.02)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.45)        (0.69)       (0.69)       (0.74)      (0.80)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   10.56      $  10.33     $  11.36     $  11.07     $ 10.73        $  10.18
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          6.64%(b)     (3.01)%       9.05%       10.34%      13.77%           5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 143,435      $148,168     $132,738     $ 73,660     $42,616        $ 31,972
  Ratio of expenses to average net
    assets                                     0.77%(c)      0.76%        0.75%        0.77%       0.78%           0.82%(c)
  Ratio of net investment income to
    average net assets                         6.99%(c)      6.38%        5.92%        6.82%       7.68%           7.98%(c)
  Ratio of expenses to average net
    assets*                                    0.79%(c)      0.96%        0.76%
  Ratio of net investment income to
    average net assets*                        6.97%(c)      6.18%        5.92%
  Portfolio turnover                          24.12%       131.63%       50.18%       11.19%      20.70%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                          INTERMEDIATE INCOME FUND          INVESTMENT QUALITY BOND FUND
                                     ----------------------------------  ----------------------------------
                                                         DECEMBER 10,                        DECEMBER 10,
                                                             1993                                1993
                                                        TO OCTOBER 31,                      TO OCTOBER 31,
                                                           1994(A)                             1994(A)
                                     SIX MONTHS ENDED  ----------------  SIX MONTHS ENDED  ----------------
                                        APRIL 30,                           APRIL 30,
                                           1995                                1995
                                     ----------------                    ----------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.25          $  10.00          $   9.10          $  10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.30              0.52              0.31              0.53
  Net realized and unrealized gains
    (losses) on investments                  0.17             (0.76)             0.29             (0.92)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.47             (0.24)             0.60             (0.39)
-----------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.31)            (0.51)            (0.32)            (0.51)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   9.41          $   9.25          $   9.38          $   9.10
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   5.07%(b)         (2.48)%(b)         6.74%(b)         (3.92)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $133,225          $112,923          $ 92,202          $ 94,685
  Ratio of expenses to average net
    assets                                   0.81%(c)          0.79%(c)          0.84%(c)          0.79%(c)
  Ratio of net investment income to
    average net assets                       6.65%(c)          6.23%(c)          6.89%(c)          6.33%(c)
  Ratio of expenses to average net
    assets*                                  1.08%(c)          1.25%(c)          1.10%(c)          1.25%(c)
  Ratio of net investment income to
    average net assets*                      6.38%(c)          5.77%(c)          6.63%(c)          5.87%(c)
  Portfolio turnover                        28.74%            55.06%            54.92%            89.92%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                     OHIO MUNICIPAL BOND FUND
                                           -----------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,                MAY 18, 1990
                                                           ------------------------------------------     TO OCTOBER 31,
                                                            1994        1993        1992        1991         1990(A)
                                           SIX MONTHS      -------     -------     -------     ------     --------------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.33       $ 11.52     $ 10.52     $ 10.37     $10.06         $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.26          0.49        0.52        0.60       0.65           0.28
  Net realized and unrealized gains
    (losses) on investments                     0.52         (0.94)       1.00        0.15       0.31           0.04
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities            0.78         (0.45)       1.52        0.75       0.96           0.32
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                         0.26         (0.49)      (0.52)      (0.60)     (0.65)         (0.26)
  Net realized gains                                         (0.25)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.26)        (0.74)      (0.52)      (0.60)     (0.65)         (0.26)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 10.85       $ 10.33     $ 11.52     $ 10.52     $10.37         $10.06
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           7.67%(b)     (4.08)%     14.75%       7.34%      9.87%          3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)            $58,137       $57,704     $50,676     $17,676     $8,042         $6,315
  Ratio of expenses to average net
    assets                                      0.64%(c)      0.51%       0.42%       0.09%      0.01%          0.38%(c)
  Ratio of net investment income to
    average net assets                          4.88%(c)      4.58%       4.77%       5.76%      6.39%          6.11%(c)
  Ratio of expenses to average net
    assets*                                     0.95%(c)      1.09%       0.86%       0.84%      0.82%          1.17%(c)
  Ratio of net investment income to
    average net assets*                         4.58%(c)      4.01%       4.33%       5.01%      5.58%          5.32%(c)
  Portfolio turnover                           64.80%        52.59%     150.76%      47.28%     15.06%         17.62%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED FUND                 STOCK INDEX FUND                  VALUE FUND
                                        ---------------------------     --------------------------     ---------------------------
                                                       DECEMBER 10,                    DECEMBER 3,                    DECEMBER 3,
                                                         1993 TO                         1993 TO                        1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED         1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      -----------     APRIL 30,      ------------
                                                                           1995                           1995
                                        SIX MONTHS                      ----------                     ----------
                                          ENDED                         (UNAUDITED)                    (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.62        $  10.00        $  10.18       $   10.00       $  10.13        $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.21            0.33            0.12            0.20           0.14            0.21
  Net realized and unrealized gains
    (losses) on investments                  0.62           (0.39)           0.92            0.16           0.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.83           (0.06)           1.04            0.36           0.93            0.32
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.24)          (0.32)          (0.13)          (0.18)         (0.14)          (0.19)
  Net realized gains                                                                                       (0.17)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.24)          (0.32)          (0.13)          (0.18)         (0.31)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.21        $   9.62        $  11.09       $   10.18       $  10.75        $  10.13
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   8.77%(b)       (0.57)%(b)      10.28%(b)        3.66%(b)       9.43%(b)        3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $158,762        $127,285        $105,834       $  89,686       $261,830        $188,184
  Ratio of expenses to average net
    assets                                   0.91%(c)        0.87%(c)        0.58%(c)        0.58%(c)       0.91%(c)        0.92%(c)
  Ratio of net investment income to
    average net assets                       4.30%(c)        3.97%(c)        2.48%(c)        2.35%(c)       2.88%(c)        2.32%(c)
  Ratio of expenses to average net assets*      1.32%(c)       1.49%(c)      0.92%(c)        1.10%(c)       1.29%(c)        1.48%(c)
  Ratio of net investment income to
    average net assets*                      3.89%(c)        3.35%(c)        2.14%(c)        1.82%(c)       2.50%(c)        1.76%(c)
  Portfolio turnover                        45.32%         118.49%          11.06%           1.44%          8.95%          39.05%

------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                  DIVERSIFIED STOCK FUND
                                        ---------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         1994         1993         1992         1991         1990
                                        SIX MONTHS     --------     --------     --------     --------     --------
                                          ENDED
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.68      $  13.39     $  12.16     $  11.44     $   9.25     $   9.90
-------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.14          0.25         0.18         0.19         0.23         0.26
  Net realized and unrealized gains
    (losses) on investments                  1.05          0.64         1.50         1.11         2.20        (0.67)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         1.19          0.89         1.68         1.30         2.43        (0.41)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.15)        (0.23)       (0.21)       (0.19)       (0.24)       (0.24)
  Net realized gains                        (1.38)        (1.37)       (0.24)       (0.39)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (1.53)        (1.60)       (0.45)       (0.58)       (0.24)       (0.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.34      $  12.68     $  13.39     $  12.16     $  11.44     $   9.25
-------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                  10.83%(a)      7.39%       14.04%       11.57%       27.50%       (4.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $321,593      $263,227     $257,405     $227,839     $177,472     $121,754
  Ratio of expenses to average net
    assets                                   0.87%(b)      0.89%        0.89%        0.91%        0.91%        0.91%
  Ratio of net investment income to
    average net assets                       2.35%(b)      2.06%        1.45%        1.63%        2.06%        2.75%
  Ratio of expenses to average net
    assets*                                  0.91%(b)      1.10%        0.90%
  Ratio of net investment income to
    average net assets*                      2.31%(b)      1.86%        1.43%
  Portfolio turnover                        43.76%       103.62%       86.32%       74.83%       50.78%       63.10%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                GROWTH FUND                 SPECIAL VALUE FUND              SPECIAL GROWTH FUND
                                        ---------------------------     ---------------------------     ---------------------------
                                                       DECEMBER 3,                     DECEMBER 3,                     DECEMBER 3,
                                                         1993 TO                         1993 TO                         1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED          1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      ------------     APRIL 30,      ------------
                                                                           1995                            1995
                                        SIX MONTHS                      ----------                      ----------
                                          ENDED                         (UNAUDITED)                     (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  10.23        $  10.00        $  10.49        $  10.00        $   8.90       $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.06            0.10            0.08            0.11            0.01             0.02
  Net realized and unrealized gains
    (losses) on investments                  0.64            0.22            0.82            0.48            0.45            (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.70            0.32            0.90            0.59            0.46            (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.06)          (0.09)          (0.08)          (0.10)          (0.01)           (0.02)
  Net realized gains                        (0.05)                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.11)          (0.09)          (0.13)          (0.10)          (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.82        $  10.23        $  11.26        $  10.49        $   9.35       $     8.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   6.91%(b)        3.22%(b)        8.65%(b)        5.92%(b)        5.20%(b)    (10.81)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $ 43,861        $ 66,921        $153,591        $118,600        $ 19,386       $   24,593
  Ratio of expenses to average net
    assets                                   1.03%(c)        0.94%(c)        1.01%(c)        1.00%(c)        1.16%(c)      0.98%(c)
  Ratio of net investment income to
    average net assets                       1.11%(c)        1.10%(c)        1.57%(c)        1.23%(c)        0.25%(c)      0.24%(c)
  Ratio of expenses to average net assets*      1.39%(c)       1.51%(c)      1.31%(c)        1.49%(c)        1.54%(c)      1.58%(c)
  Ratio of net investment income
    (loss) to average net assets*            0.75%(c)        0.52%(c)        1.27%(c)        0.74%(c)       (0.14)%(c)     (0.36)(c)
  Portfolio turnover                         2.56%          28.09%          18.88%          17.90%          39.58%          118.39%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                 OHIO REGIONAL STOCK FUND
                                         ------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                          1994        1993        1992        1991         1990
                                         SIX MONTHS      -------     -------     -------     -------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.56       $ 14.69     $ 12.12     $ 11.15     $  6.75     $   9.72
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       0.09          0.18        0.16        0.20        0.21         0.24
  Net realized and unrealized gains
    (losses) on investments                   0.85          0.39        2.63        1.07        4.39        (2.98)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          0.94          0.57        2.79        1.27        4.60        (2.74)
-----------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                      (0.09)        (0.17)      (0.18)      (0.21)      (0.20)       (0.23)
  Net realized gains                         (0.74)        (0.53)      (0.04)      (0.09)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.83)        (0.70)      (0.22)      (0.30)      (0.20)       (0.23)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.67       $ 14.56     $ 14.69     $ 12.12     $ 11.15     $   6.75
-----------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         7.06%(a)      3.96%      23.16%      11.50%      68.68%      (28.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)          $35,183       $33,965     $34,926     $36,115     $27,092     $ 13,039
  Ratio of expenses to average net
    assets                                    1.18%(b)      1.04%       1.04%       1.04%       1.08%        1.11%
  Ratio of net investment income to
    average net assets                        1.27%(b)      1.27%       1.17%       1.73%       2.16%        2.66%
  Ratio of expenses to average net
    assets*                                   1.22%(b)      1.27%       1.06%
  Ratio of net investment income to
    average net assets*                       1.22%(b)      1.04%       1.15%
  Portfolio turnover                          4.86%        14.38%       7.25%       7.56%      14.59%       11.17%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL GROWTH FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                  YEARS ENDED OCTOBER 31,                 MAY 18, 1990
                                          APRIL 30,      --------------------------------------------     TO OCTOBER 31,
                                            1995          1994         1993        1992        1991          1990(A)
                                         -----------     -------     --------     -------     -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.32      $ 11.93     $   8.93     $  9.20     $  9.46        $  10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             (0.01)       (0.03)      (0.02)       0.51            0.09
  Net realized and unrealized gains
    (losses) on investments                   (0.79)        1.40         3.03       (0.17)      (0.25)          (0.55)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          (0.79)        1.39         3.00       (0.19)       0.26           (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                             (0.01)      (0.52)          (0.08)
  Net realized gains                          (0.62)                                (0.07)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   11.91      $ 13.32     $  11.93     $  8.93     $  9.20        $   9.46
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         (5.82)%(b)   11.65%       33.59%      (2.08)%      2.93%          (4.54)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $  86,530      $81,307     $ 30,629     $11,091     $ 5,682        $  9,878
  Ratio of expenses to average net
    assets                                     1.51%(c)     1.48%        1.46%       1.56%       1.72%           1.70%(c)
  Ratio of net investment income
    (loss) to average net assets              (0.29)%(c)   (0.51)%      (0.74)%     (0.20)%      5.97%           2.51%%(c)
  Ratio of expenses to average net
    assets*                                    1.66%(c)     1.83%        1.63%       1.72%
  Ratio of net investment loss to
    average net assets*                       (0.45)%(c)   (0.86)%      (0.91)%     (0.35)%
  Portfolio turnover                          26.04%       50.66%       45.43%      91.92%     102.53%          12.16%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                    [LOGO]

                              THE VICTORY FUNDS


                                1-800-539-FUND


                                RS/VP-001 5/95

                                  BULK RATE
                                 U.S. POSTAGE
                                     PAID
                                CLEVELAND, OH
                                  Permit 469




                                    [LOGO]

                              THE VICTORY FUNDS

                                1-800-539-FUND

                                RS/VP-001 5/95

                  [This page left blank intentionally]

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS



                          THE INTERNATIONAL GROWTH FUND










 February 1,  1996




         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - The International Growth Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


Investment Policies and Limitations     1               INVESTMENT ADVISER
Valuation of Portfolio Securities       7     KeyCorp Mutual Fund Advisers, Inc.
Additional Purchase and
Redemption Information                  8
Management of the Victory Portfolios   10            INVESTMENT SUB-ADVISER
Advisory and Other Contracts           19         Society Asset Management, Inc.
Additional Information                 26
Independent Auditor's Report           31                ADMINISTRATOR
Financial Statements                   31         Concord Holding Corporation
Appendix                               32
                                                          DISTRIBUTOR
                                            Victory Broker-Dealer Services, Inc.

                                                         TRANSFER AGENT
                                             Primary Funds Services Corporation

                                                            CUSTODIAN
                                                Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


         The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), representing interests in twenty-eight separate investment portfolios . This Statement of Additional Information relates to The International Growth Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT POLICIES AND LIMITATIONS


Additional Information on Fund Instruments


         The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.

         Bankers' Acceptances and Certificates of Deposit. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.

         The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.


         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Victory Portfolios' Board of Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of an issuer located in Europe.

         Variable Amount Master Demand Notes. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. (See Variable and Floating Rate Notes.)

         Foreign Investment. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices are more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers, foreign branches of U.S. banks and of foreign banks. The Fund will acquire such securities only when Key Advisers or the Sub-Adviser believes the risks associated with such investments are minimal.

Variable and Floating Rate Notes. The Fund may acquire variable and floating rate notes, subject to its investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:

         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

Options. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write call options on its common stocks in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Futures Contracts. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.


         Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out an open futures position is done by taking an opposite position ("buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.


         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.


         After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

         The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

         Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         The Fund has undertaken to restrict its futures contract trading as follows: first, the Fund will not engage in transactions in futures contracts for speculative purposes; second, the Fund will not market itself to the public

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

         Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Key Advisers and the SubAdviser do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         The Fund may also acquire and sell put options on the securities held in its portfolio.

         A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Fund's assets. See "Variable and Floating Rate Notes" and "VALUATION" in this Statement of Additional Information.


Miscellaneous Securities. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund will only purchase preferred stocks where the issuer is publicly traded and has capital in excess of $200 million.

The Fund also may invest, consistent with its investment objective and policies, in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

         "When-Issued" Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the Victory Portfolios' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

         U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Trustees. The Fund intends to limit its securities lending to 33 1/3% of total assets.

         Other Investment Companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in money market funds of the Victory Portfolios. Key Advisers and/or the SubAdviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees.

         Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Victory Portfolios' Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including the accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").


Investment Restrictions


         The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

        THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

        4. Issue any senior  security (as defined in the 1940 Act),  except that
(a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayeddelivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments. For purposes of this restriction, collateral arrangements with respect to margin for currency futures contracts are not deemed to be a pledge of assets.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:

        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.

        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A ("Restricted Securities"), or securities offered pursuant to
Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund, and shall not limit the Fund's ability to make margin payments in connection with transactions in currency futures options.

        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.

State Regulations

        In addition, each of the Victory Portfolios, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Victory Portfolios' shareholders: (i) the Victory Portfolios has represented to the Texas State Securities Board, on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (ii) the Victory Portfolios has represented to the Texas State Securities Board on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest more than 5% of their net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction,warrants acquired in units or attached to securities are deemed to be without value.

        Furthermore, the Fund will invest only in debt securities which are rated, at the time of purchase,within the three highest rating groups assigned by a NRSRO, or if unrated, those securities which Key Advisers or the Sub-Adviser deems to be of comparable quality.

        The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

FUTURE DEVELOPMENTS

        The Fund may take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and Statement of Additional Information. Prior to commencing any new investment practice, the Fund will notify shareholders by means of prospectus supplement.


Portfolio Turnover


        The turnover rate for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

        In the fiscal years ended October 31, 1994 and 1993, the Fund's portfolio turnover rates were 103.62% and 86%, respectively.


                        VALUATION OF PORTFOLIO SECURITIES

        Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board of Trustees.


                                   PERFORMANCE

        As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

        Yield and total return information may be useful to investors in reviewing the Victory Portfolios' performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

        STANDARDIZED YIELDS. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

               Standardized Yield = 2 [[(a-b + 1)to the sixth] - 1]
                                            ----------
                                               cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses accrued for the period (net of any expense
                  reimbursements).
         c =      the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d =      the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended April 30, 1995 was ____% .

         DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class =

            Dividends of the Class  +    Number of days (accrual period) x 365
               -----------------------------------------------------------
                    Max. Offering Price of the Class (last day of period)

         The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges.

         From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class

A shares at maximum offering price and net asset value for the 30-day period ended ________, 1995 were ____% and ____%, respectively.

         TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                  (  ERV  )1 to the Nth - 1 = Average Annual Total Return
                    -----
                  (   P   )

         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                     P

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown any net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period May 18, 1990 (commencement of operations) to ____, 1995 (life of fund) at maximum offering price were ___% and ____%, respectively. For the one and five year periods ended _______________, 1995 annual total returns for Class A were ______% and _____%, respectively.

         From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period May 18, 1990 (commencement of operations) to ________, 1995 (life of fund), at net asset value, was ____% and ___%, respectively. For the one and five year periods ended _______, 1995, average annual total return for Class A shares was ___% and ___%, respectively.

         OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (i) all other funds, excluding money market funds, and (ii) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

         From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star. Morningstar ranks the Class A and Class B shares of the Fund in relation to other taxable bond funds.

         The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgaged-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not application to indices.

         From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objective in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539- 3863.

         Investors may also judge, and the Fund may at times advertise, performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC/Donoghue's Money Fund Reports, Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

         Advertisements   and  sales  literature  may  include   discussions  of
specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, its investment philosophy.

         When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.


             ADDITIONAL PURCHASE EXCHANGE AND REDEMPTION INFORMATION


The Victory Portfolios (see "Description of Victory Portfolios" below) is open for business and the NAV of each class of shares of the Fund is calculated on each Business Day. A Business Day is every day on which the NYSE is open for business, the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The NAV of each class is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time (the "Valuation Time")) on each Business Day of the Fund. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The holiday closing schedule is subject to change.

         When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's NAVs at Valuation Time. A Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days.

         [If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.]

         Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         In the Prospectus, the Victory Portfolios, Key Advisers and the Sub-Adviser have notified shareholders that they reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                         ADDITIONAL PURCHASE INFORMATION

         ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

         The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

         CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

         The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         The methodology for calculating the net asset value, dividends and distributions of the Fund Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses included (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

         REDUCED SALES CHARGE. Reduced sales charges are applicable to purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other Victory Portfolios made at any one time. To obtain the reduction of the sales charge, you or your investment professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable sales charge.

         The contingent deferred sales charge is waived on Class B shares in the following cases: (i) shares sold to Key Advisers, the Sub-Adviser or their affiliates; (ii) shares issued in plans of reorganization to which the Fund is a party; and (iii) shares redeemed in involuntary redemptions.

         In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

         COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one investment professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

         RIGHTS OF ACCUMULATION. Your "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's NAV at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

         LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

         Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

         If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

         If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


                         ADDITIONAL EXCHANGE INFORMATION

         Class A shares of the Victory Portfolios (see "Description of Victory Portfolios" below) may be exchanged for shares of any Victory money market fund or any Victory Portfolios with a reduced sales charge. Shares of any Victory money market portfolio or any Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market portfolio may be used to purchase Class B shares of the Fund.)

         Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. The CDSC applicable to Class B shares is imposed on Class B shares redeemed within six years of the initial purchase of the exchanged Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest" in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


                        ADDITIONAL REDEMPTION INFORMATION

         REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares, or
(ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund. For information on which funds are available for the Reinstatement Privilege, please consult your program materials.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

         The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

         For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


Additional Tax Information


         It is the policy of each fund of the Victory Portfolios to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Code, for so long as such qualification is in the best interest of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Victory Portfolios expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.


         In order to qualify as a RIC, each fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Victory Portfolios control and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Victory Portfolios may engage in short-term trading and concentrate investments. If a fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.


         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         Certain investment and hedging activities of a fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Victory Portfolios and their securities.

         Each fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide (or provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


         Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Victory Portfolios. No attempt has been made to present a complete explanation of the federal tax treatment of a fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a fund of these Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.


         Gain or loss on the sale or other disposition of foreign currency on a spot (or cash) basis will result in ordinary gain or loss for federal income tax purposes.

         Investment by the Fund in certain "passive foreign investment companies" might subject the Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company at a gain, which tax would not be eliminated by making distributions to Fund shareholders. The Fund could avoid such a tax or charge by electing to treat the passive foreign investment company as a "qualified electing fund;" however, the Fund may not be in the position to make such an election.

                      MANAGEMENT OF THE VICTORY PORTFOLIOS

Board of Trustees

         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                               Position(s) Held
                               With the Victory        Principal Occupation
Name, Address and Age          Portfolios              During Past 5 Years
---------------------          --------------------    -------------------
Robert G. Brown, 72
5460 N. Ocean Drive
Singer Island, FL  33404       Trustee                 Retired; from October 1983 to November 1990, President,
                                                       Cleveland Advanced Manufacturing Program (non-profit
                                                       corporation engaged in regional economic development);
                                                       Trustee, The Victory Funds.

Edward P. Campbell, 45
Nordson Corporation
28601 Clemens Road
Westlake, OH  44145            Trustee                 From March, 1994 to present, Executive Vice President and
                                                       Chief Operating Officer of Nordson Corporation
                                                       (manufacturer of application equipment); from May, 1988
                                                       March 1994, Vice President of Nordson Corporation; from
                                                       1987 to August 1994, member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May 1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds and Spears, Benzak, Salomon and Farrell
                                                       ("SBSF") Funds.
Dr. Harry Gazelle, 67
17822 Lake Road
Lakewood, Ohio  44107          Trustee                 Retired radiologist, Drs. Hill and Thomas Corp. Trustee,
                                                       The Victory Funds.







Dr. Thomas F. Morrissey, 62
Weatherhead School of
   Management
Case Western Reserve
  University
10900 Euclid Avenue
Cleveland, OH  44106-7235      Trustee                 1995 Visiting Scholar, Bond University, Queensland,
                                                       Australia; Professor, Weatherhead School of Management,
                                                       Case Western Reserve University; from 1989 to 1995,
                                                       Associate Dean of Weatherhead School of Management;
                                                       from 1987 to August 1994, Member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May  1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds.

Stanley I. Landgraf, 70
41 Traditional Lane
Albany, NY  12211              Trustee                 Retired; currently, Trustee, Rensselaer Polytechnic Institute;
                                                       Director, Elenel Corporation, Albany International
                                                       Corporation and Mechanical Technology, Inc.; Member,
                                                       Board of Overseers, School of Management, Rensselaer
                                                       Polytechnic Institute; Member, The Fifty Group (a Capital
                                                       Region business organization); Trustee, The Victory Funds.

Leigh A. Wilson*, 51
River Tower
420 East 54th Street
Apt. 10H
New York, NY  10022            Trustee and President   From 1989 to present, Chairman and Chief Executive
                                                       Officer,        Glenleigh
                                                       International    Limited;
                                                       from   1984-1989,   Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and SBSF Funds.

Dr. H. Patrick Swygert, 52
Howard University
2400 6th Street, N.W.
Suite 320
Washington, D.C. ___           Trustee                 Currently President, Howard University; Trustee, The
                                                       Victory Funds; formerly President, State University of New
                                                       York at Albany; formerly, Executive Vice President,
                                                       Temple University.

------------
* Mr. Wilson is deemed to be an "interested person" of The Victory Portfolios under the 1940 Act solely by reason of his position as President.

         The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Morrissey, Brown and Landgraf (Chairman), who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Board of Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as disinterested Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

         The Investment Policy Committee met four times during the current fiscal year commencing November 1, 1994. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met once since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the current fiscal year prior to May 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

         Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the Funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

         The following tables indicate the compensation received by each Trustee during the fiscal year of the Funds which ended on October 31, 1995:


                                                The Victory   The Victory                            The Victory       The Victory
                              The Victory       Diversified   Government          The Victory        Intermediate     International
                           Balanced Fund1/       Stock Fund  Mortgage Fund1/      Growth Fund2/      Income Fund      Growth Fund2/
                           ---------------       ----------  ---------------      -------------      -----------      -------------
Robert G. Brown,
    Trustee ........            $1,178.91         $2,331.48         $1,126.45         $1,168.23           $980.48           $880.52

Edward P. Campbell,
  Trustee ..........             1,539.75          2,009.87          1,174.17            740.45            841.67            670.63

Harry Gazelle,
  Trustee ..........               974.79          1,929.86            919.93            987.41            809.59            735.72

John W. Kemper,
  Trustee* .........               541.57          1,060.05            589.95            843.06            458.81            506.60

Thomas F. Morrissey,
  Trustee ..........             1,539.75          2,009.87          1,174.17          1,151.74            841.67            802.87

Stanley I. Landgraf,
  Trustee ..........             1,014.75          2,009.87            949.17            842.51            841.67            708.01

Leigh A. Wilson,
  Trustee ..........             1,112.55          2,206.35          1,021.27          1,213.17            920.59            865.44

H. Patrick Swygert,
  Trustee ..........             1,014.75          2,009.87            949.17          1,151.74            841.67            802.87

John Buckingham,*
  Trustee ..........               541.57          1,060.05            589.95            226.15            458.81            409.93

John R. Young,*
  Trustee ..........               577.04          1,132.82            621.95            750.08            488.98            494.95

*Resigned

------------------------------------------------


1/ For certain Trustees, these amounts include payments made by the Society Collective Investment Retirement Funds, which were reorganized into these Funds as of December 19, 1994.

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                             The Victory     The Victory         The Victory       The Victory      The Victory       The Victory
                      Investment Quality     Limited Term      Ohio Municipal    Ohio Regional   Prime Obligations       Special
                            Bond Fund2/      Income Fund2/         Bond Fund        Stock Fund           Fund           Value Fund
                            -------------    -------------         -----------      ------------       ---------         ----------
Robert G. Brown,
  Trustee ..........            $1,052.54         $1,155.92           $443.98           $271.80         $4,747.58         $1,091.75

Edward P. Campbell,
  Trustee ..........               776.01            922.20            376.72            231.79          3,921.95            942.58

Harry Gazelle,
  Trustee ..........               876.72            969.26            364.09            223.52          3,832.26            904.37

John W. Kemper,*
  Trustee ..........               644.08            581.73            223.59            133.11          2,818.92            489.58

Thomas F. Morrissey,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

Stanley I. Landgraf,
   Trustee .........               827.74            960.31            376.72            231.79          3,921.95            942.58

Leigh A. Wilson,
  Trustee ..........             1,033.38          1,143.77            407.85            252.05          4,143.70          1,036.09

H. Patrick Swygert,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

John D. Buckingham,*
  Trustee ..........               504.76            495.35            223.59            133.11          2,818.92            489.58

John R. Young,*
  Trustee ..........               619.72            590.17            236.57            140.98          2,915.30            523.93

*  Resigned

------------------------------------------------

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                     The Victory                                                                    The Victory      Victory
                      Tax-Free   The Victory U.S.                                   The Victory    Institutional      Stock
                       Money         Government       The Victory   The Victory      Government        Money          Index
                    Market Fund   Obligations Fund2/  Value Fund2/ Fund for Income3/ Bond Fund3/    Market Fund3/     Fund
                     -----------  ------------------  ------------ ----------------- -----------   -------------      ----

Robert G. Brown,
  Trustee ..........   $   1,781.03   $   5,774.42   $   1,842.48   $     217.14   $     773.66   $   3,820.17      $  797.69

Edward P. Campbell,
  Trustee ..........       1,523.27       4,324.24       1,581.23         114.18         389.76       2,204.64         689.90

Harry Gazelle,
  Trustee ..........       1,467.67       4,922.46       1,522.01         189.79         675.74       3,425.47         661.40

John W. Kemper,*
  Trustee ..........         853.51       3,098.06         841.91         161.55         624.83       2,554.32         356.16

Thomas F. Morrissey,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

Stanley I. Landgraf,
  Trustee ..........       1,523.57       4,828.66       1,580.86         157.16         535.10       2,927.66         689.90

Leigh A. Wilson,
  Trustee ..........       1,661.60       5,902.24       1,732.57         248.70         874.92       4,397.12         759.38

H. Patrick Swygert,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

John D. Buckingham,*
  Trustee ..........         853.51       2,478.65         840.54          82.92         318.60       1,333.87         356.16

John R. Young,*
  Trustee ..........         900.37       3,074.28         899.81         140.67         535.81       2,223.97         379.85

*           Resigned

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's successor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                                    The Victory
                             The Victory       The Victory     The Victory Ohio     The Victory      Financial
                         National Municipal       New York      Municipal Money   Special Growth      Reserves
                            Bond Fund3/        Tax-Free Fund3/    Market Fund3/      ____Fund2/       Funds 3/
Robert G. Brown,
  Trustee ..........               $39.89           $141.29         $2,962.00           $401.99        $4,834.58

Edward P. Campbell,
  Trustee ..........                26.78             76.45          4,899.18            272.35          3,549.91

Harry Gazelle,
  Trustee...........                37.48            123.38          3,548.52            341.34          5,474.20

John W. Kemper,*
  Trustee ..........                18.20            100.45          1,893.61            260.65          2,913.01

Thomas F. Morrissey,
  Trustee ..........                40.09            148.08          5,602.37            388.49          4,996.26

Stanley I. Landgraf,
  Trustee ..........                38.83            104.47          3,183.11            307.57          5,112.02

Leigh A. Wilson,
  Trustee ..........                49.44            162.90          3,424.84            417.32          5,729.73

H. Patrick Swygert,
  Trustee ..........                40.09            148.08          3,102.37            388.49          4,996.26

John D. Buckingham,*
  Trustee ..........                13.33             51.65          1,784.96            177.06          2,598.87

John R. Young,*
  Trustee ..........                18.91             88.31          1,661.29            238.89          2,709.16

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's predecessor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                       Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81

*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Balanced Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."



                                                                                      Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81


*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective
         Investment  Retirement Funds,  which were reorganized into the Balanced
         Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund
         Complex."



Officers

                  The officers of the Victory Portfolios, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position with the                     Principal occupation
   Name                                 Victory Portfolios                    during past 5 years
Leigh A. Wilson, 51                  President and Trustee              From 1989 to present, Chairman and
                                                                        Chief Executive Officer, Glenleigh
                                                                        International Limited; from 1984-1989,
                                                                        Chief Executive Officer, Paribas North
                                                                        America and Paribas Corporation; Trustee
                                                                        to The Victory Funds and SBSF Funds.

William B. Blundin, 57               Vice President                     Senior Vice President of BISYS Fund
                                                                        Services; officer of other investment
                                                                        companies administered by BISYS Fund
                                                                        Services; President and Chief Executive
                                                                        Officer of Vista Broker-Dealer Services,
                                                                        Inc., Emerald Asset Management, Inc. and
                                                                        BNY Hamilton Distributors, Inc.,
                                                                        registered broker/dealers.





J. David Huber, 49                   Vice President                     Executive Vice President, BISYS Fund
                                                                        Services.

Scott A. Englehart, 33               Secretary                          From October 1990 to present, employee
                                                                        of BISYS Fund Services, Inc.; from 1985
                                                                        to October 1990, Manager of Banking
                                                                        Center, Fifth Third Bank.

George O. Martinez, 36               Assistant Secretary                From March 1995 to present, Senior Vice
                                                                        President and Director of Legal and
                                                                        Compliance Services, BISYS Fund
                                                                        Services; from June 1989-March 1995,
                                                                        Vice President and Associate General
                                                                        Counsel, Alliance Capital Management.

Martin R. Dean, 31                   Treasurer                          From May 1994 to present, employee of
                                                                        BISYS Fund Services; from January 1987
                                                                        - April 1994, Senior Manager, KPMG
                                                                        Peat Marwick.

Adrian J. Waters, 32                 Assistant Treasurer                From May 1993 to present, employee of
                                                                        BISYS Fund Services; from 1989-May
                                                                        1993, Manager, Price Waterhouse.

         The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         The officers of the Victory Portfolios receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the Victory Portfolios for acting as Administrator.

         As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.


Investment Adviser and Sub-Adviser


         KeyCorp Mutual Fund Advisers, Inc. was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the 1940 Act. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp . Affiliates of Key Advisers manage approximately $37 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

         KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1995, KeyCorp had an asset base of $67.5 billion, with banking offices in 25 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger between Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company, which merger was consummated during the first quarter of 1994. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and mortgage leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund
                  Victory Government  Mortgage  Fund
                  Victory  Financial  Reserves  Fund
                  Victory Fund for Income #

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal  Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory  Ohio Regional Stock Fund


         1% OF AVERAGE DAILY NET ASSETS
                  Victory  Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund+/-

         1.10% OF AVERAGE DAILY ASSETS
                  Victory International Growth Fund


         #        First   Albany   Asset   Management   Corporation   serves  as
                  sub-adviser to the Victory Fund for Income, for which it receives .20% paid by Key Advisers.

         +/- T. Rowe Price Associates, Inc. serves as sub-adviser to Society Special Growth Fund, for which it receives .25% of average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million paid by Key Advisers.


                          ADVISORY AND OTHER CONTRACTS

         Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Funds provides that it will continue in effect as to a particular Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Victory Portfolios in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties and obligations thereunder.

         Under the Investment Advisory Agreement, Key Advisers has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays Key Advisers a fee, computed daily and paid monthly, at the annual rate of 1.10% of the average daily net assets of the Fund.

         Prior to January, 1993, Society National Bank served as investment adviser to the Fund. From January, 1993 until , 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1992, 1993 and 1994 the Fund paid investment advisory fees of $________, $________ and $532,331, respectively, after fee reductions of $______, $______ and $90,406, respectively. For the six months ended April 30, 1995, the Fund paid investment advisory fees of $___________.

         Under an investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers, Key Advisers may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers.

         Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of each of the Victory Portfolios except Fund for Income and Special Growth Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Fund. For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser subadvisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the schedule below:


For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                           Rate of                             Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.65%        Up to $10,000,000       0.90%
Next $15,000,000           0.50%        Next $15,000,000        0.70%
Next $25,000,000           0.40%        Next $25,000,000        0.55%
Above $50,000,000          0.35%        Above $50,000,000       0.45%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                               Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.40%        Up to $10,000,000        0.25%
Next $15,000,000           0.30%        Next $15,000,000         0.20%
Next $25,000,000           0.25%        Next $25,000,000         0.15%
Above $50,000,000          0.20%        Above $50,000,000        0.125%

--------------------

* As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the Sub-Adviser, and shall be in writing and signed by the parties hereto.


Glass-Steagall Act

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         Key Advisers and the Sub-Adviser believe that they may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios without violation of applicable statutes and regulations and has so represented in its Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios. Key Trust Company of Ohio, N.A. believes that it may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Shareholder Servicing Agreement with the Victory Portfolios (as described below) without violation of applicable statutes and regulations and has so represented in such Shareholder Servicing Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser from continuing to perform such services for the Victory Portfolios. Depending upon the nature of any changes in the services which could be provided by Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser, the Trustees of the Victory Portfolios would review the Victory Portfolios' relationship with Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and its affiliated and correspondent banks and other non-bank affiliates in connection with customer purchases of shares of the Victory Portfolios, the banks and such non-bank affiliates might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Victory Portfolios' method of operations would affect its net asset value per share or result in financial losses to any customer.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser including, but not limited to, (i) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the SubAdviser; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.


Portfolio Transactions


         Pursuant to the Investment Advisory (Sub-Advisory) Agreement, Key Advisers or the Sub-Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each fund's investment objective and restrictions, which securities are to be purchased and sold by a fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker/dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Key Advisers or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the advisory (sub-advisory) fees payable to Key Advisers or the Sub-Adviser by the Victory Portfolios. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory Portfolios and other clients and, conversely, supplemental information obtained by the placement of business or other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its affiliates, Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A. 's correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each fund are made independently from those for the other funds or any other investment company or account managed by Key Advisers or the Sub-Adviser. Any such other investment company or account may also invest in the same securities as a particular fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the SubAdviser believes to be equitable to a fund or the Victory Portfolios and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtained by a fund. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory (Sub-Advisory) Agreement, in making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the Sub-Adviser, its parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

         In the fiscal years ended October 31, 1992, 1993 and 1994, the Fund paid $59,044, $187,410 and $3,047, respectively, in brokerage commissions. For the six months ended April 30, 1995, the Fund paid $_______ in brokerage commissions.


Administrator


         Currently, Concord Holding Corporation ("CHC") serves as general manager and administrator (the "Administrator") to the Fund. Prior to CHC becoming administrator to the Fund The Winsbury Company ("Winsbury") served as administrator. The Administrator assists in supervising all operations of each fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory (Sub-Advisory) Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         CHC receives a fee from each fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to any fund in order to increase the net income of one or more funds of the Victory Portfolios available for distribution as dividends.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of that Fund , and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

         The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the
Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.

         CHC receives an annual fee of .15% of the Fund's average net assets, paid monthly, for services performed under the Fund's Administration Agreement. CHC may, from time to time, agree to reimburse the Fund for expenses above a specified percentage of average net assets.

         Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are they responsible for the underwriting of Victory Portfolios shares.

         In the fiscal years ended October 31, 1992, October 31, 1993 and October 31, 1994, the Fund paid to Winsbury aggregate administration fees of $11,971, $24,124 and $69,419, respectively, after fee reductions of $0, $1,711 and $15,500, respectively. In the six months ended April 30, 1995, the Fund paid administration fees of $-------------.

Class B Shares Distribution Plan

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company Act of 1940.

The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee and the contingent deferred sales charge received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by a Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of a Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Trustees including a majority of the Independent Trustees at a meeting called for that purpose and by the holders of a majority of shares of the class. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Fund's shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

Business Management Agreement

         In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers, pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Company's Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and other administrative and compliance systems and support services.

         For such services, the Sub-Adviser pays fees to Key Advisers which vary according to a sliding scale containing "breakpoints" at which decreases in the business management fees correspond to increases in the average daily net asset values of a Fund as follows:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.30%        Up to $10,000,000       0.55%
Next $15,000,000           0.15%        Next $15,000,000        0.35%
Next $25,000,000           0.05%        Next $25,000,000        0.20%
Above $50,000,000          0.00%        Above $50,000,000       0.15%



For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.25%        Up to $10,000,000       0.20%
Next $15,000,000           0.15%        Next $15,000,000        0.15%
Next $25,000,000           0.10%        Next $25,000,000        0.10%
Above $50,000,000          0.05%        Above $50,000,000       0.075%

--------------------

*        As a percentage of average daily net assets.


Shareholder Servicing  Plan

The Victory Portfolios, on behalf of the Class A and Class B shares of the Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares, which include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Victory Portfolios on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries concerning their investment in shares; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (x) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided as Shareholder Servicing Agent pursuant to its respective Shareholder Servicing Agreement, the Victory Portfolios pays each Shareholder Servicing Agent a fee computed daily and paid monthly, in amounts aggregating not more than twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund per year. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


Expenses


         Each fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees of the Trustees of the Victory Portfolios, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the fund's operation.

         If total expenses borne by any of the Victory Portfolios in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Sub-Adviser as applicable, and the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Victory Portfolios limits each fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a fund's average net assets, 2.0% of the next $70 million of a fund's average net assets, and 1.5% of a Fund's remaining average net assets. Any expenses to be borne by Key Advisers or the Sub-Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, or the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.


Distributor


         Victory Broker-Dealer Services, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of each fund of the Victory Portfolios pursuant to a Distribution Agreement. Prior to Victory BrokerDealer Services, Inc. becoming the Distributor, Winsbury served as distributor of each Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (i) by the Victory Portfolios' Trustees or by the vote of a majority of the outstanding shares of the Victory Portfolios, and (ii) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of its assignment, as defined in the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, Winsbury received $34,615, $77,258 and $212,021, respectively, in underwriting commissions, and retained $0, $0 and $15, respectively. For the six months ended April 30, 1995, the Distributor received $_________ in underwriting commissions.


Fund Accountant


         BISYS Fund Services Ohio, Inc. serves as fund accountant for each fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Victory Portfolios' net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Victory Portfolios, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of a Fund's daily average net assets, .02% of the next $100 million of a Fund's daily average net assets, and .01% of a Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable Fund, $2,917 per tax-free Fund, and $3,333 per international Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

In the fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, the Victory Portfolios paid The Winsbury Service Corporation fund accounting fees (after fee waivers) of $119,516, $144,288 and $152,663, respectively, for the Fund. For the six months ended April 30, 1995, the Fund paid $______ in fund accounting fees.


Custodian


         Cash and securities owned by each fund of the Victory Portfolios (except the International Growth Fund) are held by Key Trust Company of Ohio, N.A. as custodian; cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub-custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian. Key Trust Company of Ohio, N.A. serves as custodian to each fund of the Victory Portfolios (except the International Growth Fund) pursuant to a Custodian Agreement dated May 24, 1995. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated _____________. Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund; (ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities; (iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. and The Bank of New York each may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.


Transfer Agent


         The Primary Funds Service Corporation serves as transfer agent and dividend disbursing agent for each fund, pursuant to a Transfer Agency and Shareholder Servicing Agreement. Under its agreement with the Victory Portfolios, Primary Funds Service Corporation has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, Primary Funds Service Corporation receives, a maximum monthly fee of $1,250 per fund to a maximum of $3.50 per account per fund.


Auditors


         The financial highlights appearing in the Prospectus for the Fund, other than unaudited information marked as such, has been derived from financial statements of the Victory Portfolios which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are incorporated by reference in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.


Legal Counsel

         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 are counsel to the Victory Portfolios.

                             ADDITIONAL INFORMATION

Description of Shares


          The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. On or about February 29, 1996, contingent upon shareholder approval, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios presently has twenty- eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


         As described in the Prospectus under the caption "ADDITIONAL INFORMATION -- Voting Rights," shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Victory Portfolios and filed with the Victory Portfolios' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

Shareholder and Trustee Liability

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.

Delaware Law [to be inserted]


Miscellaneous


         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Victory Portfolios upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Victory Portfolios' Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of the respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund but that are allocated to a fund in proportion to the relative net asset values of the respective fund of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees of the Victory Portfolios and will be in accordance with generally accepted accounting principles. Determinations by the Trustees of the Victory Portfolios as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

         As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the out standing shares" of the Victory Portfolios or a particular fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Victory Portfolios or such fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding votes of shareholders of the Victory Portfolios or such fund.


         Organizational expenses are allocated to each of the Victory Portfolios and are amortized over a period of two years from the commencement of the public offering of shares of the Victory Portfolios.

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios, serve for a term lasting until the next meeting of shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.


         The  Victory   Portfolios  is  registered  with  the  Commission  as  a
management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         The 1994 Annual Report and 1995 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1994 and for the semi-annual period ended April 30, 1995. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety in reliance upon such report of Coopers & Lybrand L.L.P. and on the authority of such firm as experts in auditing and accounting.

                          INDEPENDENT AUDITOR'S REPORT

                              FINANCIAL STATEMENTS

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc.(collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+.     High credit quality Protection factors are strong.

         AA.      Risk is modest but may vary slightly from time to time

         AA-.     because of economic conditions.

         A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.


         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However,the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.
         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                    [LOGO]

                              THE VICTORY FUNDS





                                 SEMI-ANNUAL
                                    REPORT

                            ---------------------
                            THE VICTORY PORTFOLIOS


                                APRIL 30, 1995

C      O      N      T      E      N      T      S


Shareholder Letter                           1
Investment Review and Outlook                2

        FINANCIAL STATEMENTS
        --------------------
Understanding Your Financial Statements      3
Statements of Assets and Liabilities         5
Statements of Operations                    10
Statements of Changes in Net Assets         15
Schedules of Portfolio Investments          22
Notes to Financial Statements               73
Financial Highlights                        83



Society Asset Management, Inc. ("SAM"), a subsidiary of KeyCorp, is the investment adviser to The Victory Portfolios. The Victory Portfolios is sponsored and distributed by Victory Broker Dealer Services, Inc., which is not affiliated with SAM, KeyCorp, any KeyCorp bank or their affiliates. SAM and Society National Bank, also a subsidiary of KeyCorp, receive fees from The Victory Portfolios for their services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Portfolios.

Yields will fluctuate, and there can be no assurance that the money market funds of The Victory Portfolios will be able to maintain a stable net asset value of $1.00 per share. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government. The composition of the fund's holdings is subject to change.


--------------------------------------------------------------------------------
         NOT
        FDIC
       INSURED
--------------------------------------------------------------------------------
SHARES OF THE VICTORY PORTFOLIOS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, SOCIETY ASSET MANAGEMENT, INC., OR THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE VICTORY

PORTFOLIOS



DEAR SHAREHOLDER:

The Victory Portfolios is pleased to provide you with this semi-annual report for the six-month period ended April 30, 1995. We are very proud to inform you that the Diversified Stock Fund, the Ohio Regional Stock Fund and the Fund for Income Portfolio all received 4 star ratings by Morningstar as of April 30, 1995.* For more information about your funds, rankings or for article reprints call 1-800-KEY-FUND (539-3863).

Last year, when we changed our name to The Victory Portfolios, we also added a number of convenient service and investment features. These initiatives marked the beginning of a broader plan to restructure and expand our products and services. Most recently, shareholders of The Victory Funds, an affiliated group of funds with 14 investment portfolios, approved a reorganization that took place on June 5, 1995. This date marked the final steps of a year-long process focused on streamlining our product offerings and increasing the efficiency of other services necessary to support the funds' operations. On June 5, The Victory Funds merged with The Victory Portfolios. Seven portfolios of our affiliate were merged with comparable investment portfolios, and seven new portfolios were added. In all, there are now 24 Victory Portfolios available to investors as part of the combined $5.1 billion complex.

I won't go into the enormous detail of this restructuring effort except to thank management, our service providers and our investment professionals for their support.

WOULDN'T IT BE NICE IF . . . (some summertime thoughts)

- the information superhighway actually cut our commute time

- major league baseball players had to get real jobs at real wages (at least for a while)

- the Paperwork Reduction Act actually resulted in less paperwork for America's businesses

Thank you for choosing to invest in The Victory Portfolios. Our goal is to become America's First Choice for Investors.


LEIGH A. WILSON

Leigh A. Wilson, President
THE VICTORY PORTFOLIOS

P.S. For more information about any of The Victory Portfolios, please request a prospectus by calling 1-800-KEY-FUND (539-3863). The prospectus contains more complete information, including charges and expenses. Read the prospectus carefully before you invest or send money.


*Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 1995. The ratings are subject to change every month. Star ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three- and five-year periods ended April 30, 1995, 1,190 and 891 equity funds, 561 and 372 fixed-income funds were rated. Diversified is rated 4 stars for the three- and five-year periods; Ohio Regional is rated 3 stars for the three-year period and 4 stars for the five-year period; and Fund for Income is rated 3 stars for the three-year period and 4 stars for the five-year period. Ten percent of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and 10% receive 1 star. Past performance is no guarantee of future results. These ratings do not include the effect of a sales charge. Fees have been waived for certain periods; without the effect of these waivers performance and ratings may have varied.

INVESTMENT

REVIEW

AND

OUTLOOK

(AS OF MAY 5, 1995)



IN OUR OPINION . . .

FROM 75 TO 45 (mph)

The widely predicted SOFT LANDING of the U.S. economy is not "on the way" . . . it's already "arrived." More and more fresh economic data depict an economy which, in recent months, has "slowed" from a "75 mile-per-hour" pace throughout 1994 (especially during the fourth quarter) to a more modest "speed" of roughly "45 miles per hour." This slowing appears to be very satisfying to the economy's primary "traffic cop" . . . the Federal Reserve.

The latest economic numbers describe an "economic vehicle" with the "brakes" now firmly applied. The May 3 release of the Index of Leading Economic Indicators for March recorded its largest decline in two years. February and March also registered as the largest back-to-back monthly declines since the summer of 1992. Equally exciting (only to economists) was a surprising 0.1% decline in factory orders during March, another sign of some "bad gas" in the "economic engine." In addition, factory inventories rose more than expected in March and were revised higher for February. This stronger inventory buildup suggests that the most recent U.S. Commerce Department estimate of a 2.8% real GDP growth "speed" during the first quarter of 1995 will be revised to a "faster speed." This expected upward revision will come at the expense of a weak current quarter . . . perhaps as "sluggish" as a 1.2-1.8% real annual rate.

The May 5 release of the April unemployment numbers, which jumped from 5.5% to 5.8%, shed further light on the "engine's diagnosis." These particularly weak numbers could "fuel" additional near-term strength in both stocks and bonds.

IS THE FED FINISHED TIGHTENING?

The data of recent days provided more "high octane" fuel to the financial markets' belief that the Fed will likely "stay on cruise control" for some time to come. Many economists now suggest the Fed's next move will be to "step on the gas" (ease policy). Although we would like to believe that, we expect a modest resurgence of the economy during the second half of 1995, "fueled" by rising exports, solid manufacturing output, strong capital spending, and improved consumer interest in housing. This combination, added to some worrisome economic "exhaust" (inflation pressure), could force the Fed's foot to the "brake pedal" once again.

Society Asset Management, Inc.

                   UNDERSTANDING YOUR FINANCIAL STATEMENTS

o The FINANCIAL STATEMENTS summarize and describe a fund's financial transactions. They are broken down into four different statements, which are illustrated below:

THE STATEMENTS OF ASSETS AND LIABILITIES lists all of the assets and liabilities of the mutual fund. This is the individual fund's "balance sheet." Also disclosed on this statement is the fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the mutual fund's net assets (capital stock, undistributed income, etc.).

[FORM]          SUMMARY OF THE MUTUAL FUND'S INVESTMENTS AND ALL
                OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS
                OWED TO THE FUND BY OUTSIDE PARTIES

                SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY
                THE MUTUAL FUND

                NET RESULT OF ASSETS LESS LIABILITIES

                THE MARKET WORTH OF THE MUTUAL FUND'S TOTAL ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE


THE STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the mutual fund's investments, the expenses incurred by the fund from its operations, and any gains or losses recognized by the fund from holding and/or selling any investments.



[FORM]          ANY INCOME EARNED FROM THE MUTUAL FUND'S INVESTMENTS

                OPERATING EXPENSES INCURRED BY THE MUTUAL FUND DURING
                THE PERIOD



                GAINS OR LOSSES REALIZED UPON THE SALE OF THE MUTUAL FUND'S INVESTMENTS ALONG WITH UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS AT THE REPORT DATE

                NET CHANGE DUE TO MUTUAL FUND OPERATIONS

THE STATEMENT OF CHANGES IN NET ASSETS shows the total assets of the mutual fund for the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


[FORM]          OPERATIONS - SEE STATEMENT OF OPERATIONS

                DIVIDENDS TO SHAREHOLDERS - TOTAL INCOME DIVIDENDS PAID TO SHAREHOLDERS DURING THE PERIODS

                NET REALIZED GAINS - TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                CAPITAL STOCK TRANSACTIONS - DOLLAR VALUE OF MUTUAL FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


THE PORTFOLIO OF INVESTMENTS lists each investment holding in the mutual fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the mutual fund's net assets that these groupings represent is also disclosed.


[FORM]          TYPE OF SECURITY

                INDUSTRY SECTOR AND PERCENTAGE OF THE MUTUAL FUND's NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)


                ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND MARKET
                VALUE AS OF REPORT DATE



o The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These include information on accounting methods used by the mutual fund, contractual arrangements between the fund and its service providers, certain transactions affecting the fund, and other general information about the fund.

o The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout the period, the net investment income, the realized and unrealized gains and losses, and the dividends and distributions of the fund. It also shows key data and ratios, such as the total return for the period, the portfolio turnover rate for funds other than money market mutual funds, and the ratio of net investment income to average net assets.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                        U.S.                     TAX-FREE
                                                                      GOVERNMENT    PRIME         MONEY
                                                                      OBLIGATIONS  OBLIGATIONS    MARKET
                                                                        FUND         FUND          FUND
                                                                       (000)        (000)         (000)
                                                                      --------     --------      --------
ASSETS:
Investments, at value                                                 $228,336     $392,425      $208,031
Repurchase agreements                                                  296,998       37,315
---------------------------------------------------------------------------------------------------------
                                                                       525,334      429,740       208,031
Cash                                                                                                  322
Interest receivable                                                      1,525        2,467         2,066
Prepaid expenses                                                             5           34             7
---------------------------------------------------------------------------------------------------------
         Total Assets                                                  526,864      432,241       210,426
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        2,381        1,867           675
Accrued expenses and other payables:
  Investment advisory fees                                                 153          125            62
  Administration fees                                                       66           54            27
  Accounting and transfer agent fees                                        44           52            22
  Other                                                                     77          143            34
---------------------------------------------------------------------------------------------------------
         Total Liabilities                                               2,721        2,241           820
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                524,337      432,505       209,606
Accumulated undistributed net realized losses from investment
  transactions                                                            (194)      (2,505)
---------------------------------------------------------------------------------------------------------
         Net Assets                                                   $524,143     $430,000      $209,606
---------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                      524,337      430,000       209,606
---------------------------------------------------------------------------------------------------------
Net asset value--redemption and offering price per share              $   1.00     $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Investments, at cost                                                  $525,334     $429,740      $208,031
---------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                             NEW YORK
                                                                               TAX-         FUND FOR
                                                                               FREE          INCOME
                                                                            PORTFOLIO       PORTFOLIO
                                                                              (000)           (000)
                                                                           ------------     ---------
ASSETS
Investments, at value                                                        $ 16,410        $23,678
Repurchase agreements                                                                          1,003
-----------------------------------------------------------------------------------------------------
                                                                               16,410         24,681
Interest receivable                                                               338            183
Cash                                                                                               4
Receivable for capital shares issued                                              429
Receivable from brokers for investments sold                                                      93
Receivable from fund adviser                                                       41             36
-----------------------------------------------------------------------------------------------------
  Total Assets                                                                 17,218         24,997
-----------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                     58
Payable to brokers for investments purchased                                      195             64
Payable for capital shares redeemed                                               111             85
Dividends payable                                                                  44            119
Accrued expenses and other payables:
  Administrative fee                                                                2              3
  Other                                                                                           13
-----------------------------------------------------------------------------------------------------
  Total Liabilities                                                               410            284
-----------------------------------------------------------------------------------------------------
NET ASSETS
Capital                                                                        15,880         26,101
Undistributed (distributions in excess of) net investment income                    6            (90)
Net unrealized appreciation on investments                                        925            509
Accumulated undistributed net realized losses on investments                       (3)        (1,807)
-----------------------------------------------------------------------------------------------------
  Net Assets                                                                 $ 16,808        $24,713
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class A                    1,277          2,571
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class B                       67
-----------------------------------------------------------------------------------------------------
Net asset value -- redemption price per share -- class A                     $  12.51        $  9.61
-----------------------------------------------------------------------------------------------------
Offering price (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted to
  nearest cent) per share -- class A                                         $  13.13        $  9.81
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge -- class A                                                 4.75%          2.00%
-----------------------------------------------------------------------------------------------------
Net asset value -- offering and redemption price per share -- class B        $  12.50
-----------------------------------------------------------------------------------------------------
Investments at cost                                                          $ 15,485        $24,172
-----------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                  LIMITED                               INVESTMENT      OHIO
                                                   TERM       GOVERNMENT   INTERMEDIATE  QUALITY     MUNICIPAL
                                                  INCOME       MORTGAGE      INCOME        BOND         BOND
                                                   FUND          FUND         FUND         FUND         FUND
                                                   (000)        (000)        (000)        (000)        (000)
                                                -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value                            $ 165,669     $142,962     $130,878     $ 91,366     $ 57,871
Interest receivable                                  2,571          983        2,429        1,453        1,157
Receivable for capital shares issued                                 21                                     24
Receivable from brokers for investments sold                      2,753                     2,048        2,035
Unamortized organization costs                                                     8            9
Prepaid expenses                                                     14           16           13            3
---------------------------------------------------------------------------------------------------------------
         Total Assets                              168,240      146,733      133,331       94,889       61,090
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                      3,136                     2,542        2,845
Payable for capital shares redeemed                      1            4
Accrued expenses and other payables:
  Investment advisory fees                              65           59           52           38           14
  Administration fees                                   21           18           16           11            7
  Accounting and transfer agent fees                    15           13           13           11            9
  Other                                                 26           68           25           85           78
---------------------------------------------------------------------------------------------------------------
         Total Liabilities                             128        3,298          106        2,687        2,953
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                            169,603      150,214      139,577       99,169       58,717
Undistributed net investment income                    190          194          168          122           55
Net unrealized appreciation (depreciation) from
  investments                                         (519)      (4,357)      (2,607)      (2,022)         275
Accumulated undistributed net realized losses
  from investment transactions                      (1,162)      (2,616)      (3,913)      (5,067)        (910)
---------------------------------------------------------------------------------------------------------------
         Net Assets                              $ 168,112     $143,435     $133,225     $ 92,202     $ 58,137
---------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest
  (shares)                                          16,853       13,587       14,164        9,827        5,356
---------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share      $    9.98     $  10.56     $   9.41     $   9.38     $  10.85
---------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted to
  nearest cent) per share                        $   10.18     $  11.09     $   9.88     $   9.85     $  11.39
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                 2.00%        4.75%        4.75%        4.75%        4.75%
---------------------------------------------------------------------------------------------------------------
Investments, at cost                             $ 166,188     $147,319     $133,485     $ 93,388     $ 57,596
---------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                   STOCK                   DIVERSIFIED
                                                     BALANCED      INDEX       VALUE        STOCK      GROWTH
                                                       FUND         FUND        FUND         FUND       FUND
                                                      (000)        (000)       (000)        (000)       (000)
                                                     --------     --------    --------     --------    -------
ASSETS:
Investments, at value                                $158,944     $105,660    $263,048     $323,032    $43,646
Cash                                                                     1
Foreign currency (Cost $509)                              504
Interest and dividends receivable                       1,163          201         484          404         51
Receivable for capital shares issued                       13                                   239
Receivable from brokers for investments sold            2,497                      658       10,016        203
Net variation margin on open futures contracts                          25           5
Unamortized organization costs                              6            4          10                       4
Prepaid expenses                                           18           10          23            9          9
--------------------------------------------------------------------------------------------------------------
         Total Assets                                 163,145      105,901     264,228      333,700     43,913
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         3                                    14
Payable to brokers for investments purchased            4,141                    2,178       11,833
Accrued expenses and other payables:
  Investment advisory fees                                 78           38         134          156         23
  Administration fees                                      19                       33           39          5
  Accounting and transfer agent fees                       18            7          21           24          7
  Other                                                   124           22          32           41         17
--------------------------------------------------------------------------------------------------------------
         Total Liabilities                              4,383           67       2,398       12,107         52
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                               153,504       95,719     241,936      281,878     40,340
Undistributed (distributions in excess of) net
  investment income                                      (411)         179         406          151          8
Net unrealized appreciation from investments            7,080        9,685      17,472       30,351      3,288
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies            (12)
Accumulated undistributed net realized gains
  (losses) from investment and foreign currency
  transactions                                         (1,399)         251       2,016        9,213        225
--------------------------------------------------------------------------------------------------------------
         Net Assets                                  $158,762     $105,834    $261,830     $321,593    $43,661
--------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)      15,549        9,545      24,346       26,055      4,054
--------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share          $  10.21     $  11.09    $  10.75     $  12.34    $ 10.82
--------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share                                    $  10.72     $  11.64    $  11.29     $  12.96    $ 11.36
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    4.75%        4.75%       4.75%        4.75%      4.75%
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                 $151,871     $ 95,975    $245,576     $292,681    $40,358
--------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                       OHIO
                                                            SPECIAL       SPECIAL     REGIONAL     INTERNATIONAL
                                                             VALUE        GROWTH       STOCK       GROWTH
                                                              FUND         FUND        FUND         FUND
                                                             (000)         (000)       (000)        (000)
                                                            --------      -------     -------      -------
ASSETS:
Investments, at value                                       $153,966      $19,539     $35,164      $84,863
Foreign currency (Cost $2,485)                                                                       2,542
Interest and dividends receivable                                275           16          41          181
Receivable for capital shares issued                               9                       27           26
Receivable from brokers for investments sold                     980                                   259
Unamortized organization costs                                     5            2
Prepaid expenses                                                  20            4                       10
----------------------------------------------------------------------------------------------------------
         Total Assets                                        155,255       19,561      35,232       87,881
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                                         3            2
Payable to brokers for investments purchased                   1,519          142                    1,193
Accrued expenses and other payables:
  Investment advisory fees                                        86           10          20           67
  Administration fees                                             19            2           4           11
  Accounting and transfer agent fees                              14            6           8           52
  Other                                                           26           15          14           26
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                     1,664          175          49        1,351
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                      139,501       22,102      23,813       84,285
Undistributed (distributions in excess of) net
  investment income                                              155           (3)          5         (613)
Net unrealized appreciation from investments                  11,380        1,362      10,524       (5,172)
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                              9,285
Accumulated undistributed net realized gains (losses)
  from investment and foreign currency transactions            2,555       (4,075)        841       (1,255)
----------------------------------------------------------------------------------------------------------
         Net Assets                                         $153,591      $19,386     $35,183      $86,530
----------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)             13,646        2,073       2,398        7,268
----------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share                 $  11.26      $  9.35     $ 14.67      $ 11.91
----------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest cent)
  per share                                                 $  11.82      $  9.82     $ 15.40      $ 12.50
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                           4.75%        4.75%       4.75%        4.75%
----------------------------------------------------------------------------------------------------------
Investments, at cost                                        $142,586      $18,177     $24,640      $80,807
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                         U.S.
                                                                        GOVERNMENT   PRIME      TAX-FREE
                                                                        OBLIGATIONS OBLIGATIONS MONEY MARKET
                                                                         FUND        FUND         FUND
                                                                         (000)       (000)       (000)
                                                                        -------     -------   ------------
INVESTMENT INCOME:
Interest income                                                         $13,510     $18,407      $4,368
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                    820       1,128         389
Administration fees                                                         351         484         167
Shareholder service fees                                                                222
Accounting fees                                                             141         193          68
Legal and audit fees                                                         41          86          22
Trustees' fees and expenses                                                  16          29           8
Transfer agent fees                                                          21          36          14
Registration and filing fees                                                 24          21          10
Printing fees                                                                27          28          14
Other                                                                         6          11           3
Expenses voluntarily reduced                                                                        (16)
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,447       2,238         679
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                    12,063      16,169       3,689
----------------------------------------------------------------------------------------------------------
REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions                              54           1
----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          $12,117     $16,170      $3,689
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                                   NEW YORK       FUND FOR
                                                                                   TAX-FREE        INCOME
                                                                                   PORTFOLIO      PORTFOLIO
                                                                                    (000)           (000)
                                                                                   --------       ---------
INVESTMENT INCOME
Interest income                                                                      $530          $ 1,054
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                               44               65
Administration fees                                                                    12               19
Registration fees                                                                      18               37
Shareholder servicing fees                                                             19               32
Accounting fees                                                                        16                9
Transfer agent fees                                                                    11               14
Legal                                                                                   5                6
Custodian fees and expenses                                                                              2
Trustees' fees and expenses                                                             1
Other                                                                                   9                8
Expenses voluntarily reduced                                                          (41)             (43)
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     94              149
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 436              905
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS
Net realized losses from investment transactions                                       (3)            (369)
Net change in unrealized appreciation from investments                                353              834
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments                                        350              465
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                       $786          $ 1,370
-----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                        LIMITED                           INVESTMENT  OHIO
                                                         TERM      GOVERNMENT  INTERMEDIATE QUALITY  MUNICIPAL
                                                        INCOME     MORTGAGE    INCOME      BOND       BOND
                                                         FUND       FUND        FUND       FUND       FUND
                                                         (000)      (000)       (000)      (000)      (000)
                                                        -------    -------     -------    -------    -------
INVESTMENT INCOME:
Interest income                                         $ 3,810    $ 5,718     $ 4,461    $ 3,544    $ 1,533
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    287        368         448        344        167
Administration fees                                          86        110          90         69         42
Accounting fees                                              38         48          39         33         20
Legal and audit fees                                          9         16          12          9          5
Organization fees                                                                    7          7
Trustees' fees and expenses                                   3          6           4          3          2
Transfer agent fees                                          10         11          10         10          9
Registration and filing fees                                 10          9          22         20          7
Printing fees                                                10         11          11         10         10
Other                                                         2          3           3          1
Expenses voluntarily reduced                                (11)       (12)       (161)      (122)       (85)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                          444        570         485        384        177
------------------------------------------------------------------------------------------------------------
Net Investment Income                                     3,366      5,148       3,976      3,160      1,356
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions           (491)    (1,978)     (1,415)    (1,048)      (511)
Change in unrealized appreciation from investments        2,323      6,541       3,611      3,845      3,179
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments            1,832      4,563       2,196      2,797      2,668
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 5,198    $ 9,711     $ 6,172    $ 5,957    $ 4,024
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                          STOCK                DIVERSIFIED
                                                               BALANCED   INDEX      VALUE      STOCK     GROWTH
                                                                FUND       FUND      FUND       FUND       FUND
                                                                (000)     (000)      (000)      (000)     (000)
                                                               -------    ------    -------    -------    ------
INVESTMENT INCOME:
Interest income                                                $ 2,504    $  301    $   952    $   491    $   30
Dividend income                                                  1,262     1,141      3,381      4,004       522
----------------------------------------------------------------------------------------------------------------
    Total Income                                                 3,766     1,442      4,333      4,495       552
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           722       283      1,142        906       259
Administration fees                                                108        71        171        209        39
Accounting fees                                                     48        28         70         85        17
Legal and audit fees                                                13         9         19         24         6
Organization fees                                                    5         3          8                    3
Trustees' fees and expenses                                          5         3          7          9         2
Transfer agent fees                                                 15        10         12         15         9
Registration and filing fees                                        24        16         30          7        15
Printing fees                                                       12        11         13         14         9
Other                                                                2         1          4          3
Expenses voluntarily reduced                                      (294)     (161)      (434)       (59)      (93)
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 660       274      1,042      1,213       266
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                            3,106     1,168      3,291      3,282       286
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gains from investment transactions                    203       257      2,038      9,257       225
Net realized gains from foreign currency transactions              514
Net change in unrealized appreciation from investments           9,034     8,129     18,512     18,099     1,924
Change in unrealized depreciation from translation of assets
  and liabilities in foreign currencies                             (5)
----------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and foreign
  currency                                                       9,746     8,366     20,550     27,356     2,149
----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $12,852    $9,554    $23,841    $30,638    $2,435
----------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                          OHIO
                                                                   SPECIAL    SPECIAL    REGIONAL    INTERNATIONAL
                                                                    VALUE     GROWTH     STOCK       GROWTH
                                                                    FUND       FUND       FUND        FUND
                                                                    (000)      (000)     (000)        (000)
                                                                   -------    -------    ------      -------
INVESTMENT INCOME:
Interest income                                                    $   240    $    41    $   49      $    62
Dividend income                                                      1,431        104       352          421
Foreign tax withholding                                                                                  (48)
------------------------------------------------------------------------------------------------------------
    Total Income                                                     1,671        145       401          435
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                               647        103       123          436
Administration fees                                                     97         16        25           60
Custodian and accounting fees                                           41          8        12          120
Legal and audit fees                                                    12          3         4            7
Organization fees                                                        4          1
Trustees' fees and expenses                                              4          1         1            3
Transfer agent fees                                                     10          8        18           11
Registration and filing fees                                            19         10         7           13
Printing fees                                                           11          9        10           10
Other                                                                    2          1
Expenses voluntarily reduced                                          (193)       (40)       (7)         (61)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                     654        120       193          599
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         1,017         25       208         (164)
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gains (losses) from investment transactions             2,555     (3,750)      840       (2,264)
Net realized loss from foreign currency transactions                                                   1,440
Net change in unrealized appreciation (depreciation) from
  investments                                                        8,232      4,497     1,267       (3,388)
Change in unrealized appreciation from translation of assets and
  liabilities in foreign currencies                                                                       42
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments and
  foreign currency                                                  10,787        747     2,107       (4,170)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $11,804    $   772    $2,315      $(4,334)
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT                                           TAX-FREE MONEY
                                             OBLIGATIONS FUND          PRIME OBLIGATIONS FUND           MARKET FUND
                                         ------------------------    --------------------------    ----------------------
                                                                                                                  YEAR
                                                                                                                  ENDED
                                                      YEAR ENDED                    YEAR ENDED                   OCTOBER
                                                      OCTOBER 31,                   OCTOBER 31,                    31,
                                                         1994                          1994                       1994
                                                         (000)                         (000)                      (000)
                                                      -----------                   -----------                 ---------
                                            SIX                      SIX MONTHS                       SIX
                                          MONTHS                        ENDED                       MONTHS
                                           ENDED                      APRIL 30,                      ENDED
                                         APRIL 30,                      1995                       APRIL 30,
                                           1995                         (000)                        1995
                                           (000)                     -----------                     (000)
                                         ---------                                                 ---------
                                                                     (UNAUDITED)
                                         (UNAUDITED)                                               (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $  12,063    $    14,747    $    16,169    $    26,637    $   3,689    $   4,538
  Net realized gains (losses) from
    investment transactions                     54           (167)             1         (2,506)                        7
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                12,117         14,580         16,170         24,131        3,689        4,545
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (12,063)       (14,747)       (16,169)       (26,637)      (3,689)      (4,538)
  From net realized gains on
    investments                                               (81)                                                     (7)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders            (12,063)       (14,828)       (16,169)       (26,637)      (3,689)      (4,545)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Cost of shares redeemed                 (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                            (112,041)      (103,438)      (352,304)        62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
Contribution by KeyCorp                                                                   2,506
-------------------------------------------------------------------------------------------------------------------------
Change in net assets                      (112,095)      (103,686)       352,303         62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                      412,048        515,734        782,303        720,024      198,561      189,351
-------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 524,143    $   412,048    $   430,000    $   782,303    $ 209,606    $ 198,561
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                   729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Redeemed                                (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in shares                           112,041       (103,438)      (352,304)        62,279       11,045        9,210
---------------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE            FUND FOR INCOME
                                                               PORTFOLIO                   PORTFOLIO
                                                        ------------------------    ------------------------
                                                                      JANUARY 1,                   FEBRUARY
                                                                       1994 TO                    1, 1994 TO
                                                                       OCTOBER                     OCTOBER
                                                                       31, 1994                    31, 1994
                                                                        (000)                       (000)
                                                        SIX MONTHS    ----------    SIX MONTHS    ----------
                                                          ENDED                       ENDED
                                                        APRIL 30,                   APRIL 30,
                                                           1995                        1995
                                                          (000)                       (000)
                                                        ----------                  ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS
  Net investment income                                  $    436      $  1,033      $    905      $  1,967
  Net realized gains (losses) from investment
    transactions                                               (3)          229          (369)         (654)
  Net change in unrealized gain (loss) from
    investments                                               353        (2,384)          834        (2,075)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                786        (1,122)        1,370          (762)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income
    -- class A                                               (421)       (1,033)         (946)       (1,911)
  Distributions in excess of net investment income
    class A                                                                                             (49)
  Dividends to shareholders from net investment income
    -- class B                                                 (9)
  Dividends to shareholders from net realized gains
    class A                                                  (225)
  Dividends to shareholders from net realized gains
    class B                                                    (5)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to
  shareholders                                               (660)       (1,033)         (946)       (1,960)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS(1)
  Proceeds from shares issued                               2,735         6,305         2,077         3,073
  Dividends reinvested                                        234           455           185           525
  Shares redeemed                                          (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions             (1,158)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
Change in net assets                                       (1,032)      (10,690)       (4,645)      (17,274)
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                      17,840        28,530        29,358        46,632
------------------------------------------------------------------------------------------------------------
  End of period                                          $ 16,808      $ 17,840      $ 24,713      $ 29,358
------------------------------------------------------------------------------------------------------------
(1) SHARE TRANSACTIONS (IN DOLLARS):
  Class A:
    Issued                                                  1,941         6,305         2,077         3,073
    Distributions reinvested                                  221           455           185           525
    Redeemed                                               (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Net decrease                                               (1,965)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                    794
    Distributions reinvested                                   13
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase                                                  807
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (IN SHARES):
  Class A:
    Issued                                                    156           482           218           312
    Distributions reinvested                                   18            35            20            54
    Redeemed                                                 (337)       (1,185)         (779)       (1,853)
------------------------------------------------------------------------------------------------------------
Net decrease in shares                                       (163)         (668)         (541)       (1,487)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                     67
    Distributions reinvested
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase in shares                                         67
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   LIMITED TERM INCOME      GOVERNMENT MORTGAGE       INTERMEDIATE INCOME
                                                                                             FUND
                                           FUND                     FUND             ---------------------
                                   --------------------     --------------------                  DECEMBER
                                                 YEAR                     YEAR                      10,
                                                ENDED                    ENDED                    1993 TO
                                               OCTOBER                  OCTOBER                   OCTOBER
                                                 31,                      31,                       31,
                                                 1994                     1994                    1994 (A)
                                                (000)                    (000)                     (000)
                                     SIX       --------       SIX       --------       SIX        --------
                                    MONTHS                   MONTHS                   MONTHS
                                    ENDED                    ENDED                    ENDED
                                    APRIL                    APRIL                    APRIL
                                     30,                      30,                      30,
                                     1995                     1995                     1995
                                    (000)                    (000)                    (000)
                                   --------                 --------                 --------
                                    (UNAUDITED               (UNAUDITED               (UNAUDITED
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income            $  3,366    $  4,521     $  5,148    $ 10,593     $  3,976     $  5,951
  Net realized gains (losses)
    from investment
    transactions                       (491)       (671)      (1,978)        615       (1,415)      (2,498)
  Net change in unrealized
    appreciation (depreciation)
    from investments                  2,323      (4,406)       6,541     (16,536)       3,611       (6,218)
----------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     5,198        (556)       9,711      (5,328)       6,172       (2,765)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income         (3,314)     (4,506)      (5,273)    (10,495)      (4,036)      (5,724)
  From net realized gains from
    investments                                    (357)      (1,233)       (386)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders      (3,314)     (4,863)      (6,506)    (10,881)      (4,036)      (5,724)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued       102,064      34,263       25,202     119,347       34,623      159,988
  Dividends reinvested                3,313       4,378        6,502       9,714        4,036        5,511
  Cost of shares redeemed           (18,299)    (35,843)     (39,642)    (97,422)     (20,493)     (44,087)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions               87,078       2,798       (7,938)     31,639       18,166      121,412
----------------------------------------------------------------------------------------------------------
Change in net assets                 88,962      (2,621)      (4,733)     15,430       20,302      112,923
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                79,150      81,771      148,168     132,738      112,923
----------------------------------------------------------------------------------------------------------
  End of period                    $168,112    $ 79,150     $143,435    $148,168     $133,225     $112,923
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                             10,367       3,336        2,439      10,724        3,739       16,205
  Dividends reinvested                  336         433          630         906          436          579
  Redeemed                           (1,858)     (3,529)      (3,833)     (8,967)      (2,220)      (4,575)
----------------------------------------------------------------------------------------------------------
Change in shares                      8,845         240         (764)      2,663        1,955       12,209
----------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                       INVESTMENT QUALITY BOND
                                                FUND                                                          BALANCED FUND
                                     ---------------------------       OHIO MUNICIPAL BOND FUND        ---------------------------
                                                    DECEMBER 10,     -----------------------------                    DECEMBER 10,
                                                      1993 TO                         YEAR ENDED                        1993 TO
                                                    OCTOBER 31,      SIX MONTHS      OCTOBER 31,       SIX MONTHS     OCTOBER 31,
                                                      1994 (A)         ENDED             1994            ENDED          1994 (A)
                                                       (000)         APRIL 30,          (000)          APRIL 30,         (000)
                                                    ------------        1995        --------------        1995        ------------
                                                                       (000)                             (000)
                                                                     ----------                        ----------
                                     SIX MONTHS                      (UNAUDITED)                       (UNAUDITED)
                                       ENDED
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  3,160        $  5,712        $  1,356         $  2,580         $  3,106        $  3,706
  Net realized gains (losses)
    from investment transactions        (1,048)         (4,019)           (511)            (399)             203          (2,116)
  Net realized gains from foreign
    currency transactions                                                                                    514
  Net change in unrealized
    appreciation (depreciation)
    from investments                     3,845          (5,867)          3,179           (4,662)           9,034          (1,961)
  Change in unrealized
    depreciation from translation
    of assets and liabilities in
    foreign currencies                                                                                        (5)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        5,957          (4,174)          4,024           (2,481)          12,852            (371)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (3,235)         (5,516)         (1,385)          (2,557)          (3,678)         (3,545)
  From net realized gains from
    investments                                                                          (1,169)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (3,235)         (5,516)         (1,385)          (3,726)          (3,678)         (3,545)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           18,694         139,893           8,944           28,815           66,281         176,193
  Dividends reinvested                   3,234           5,495           1,384            2,767            3,663           3,529
  Cost of shares redeemed              (27,133)        (41,013)        (12,534)         (18,347)         (47,641)        (48,521)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                          (5,205)        104,375          (2,206)          13,235           22,303         131,201
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    (2,483)         94,685             433            7,028           31,477         127,285
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   94,685                          57,704           50,676         $127,285
----------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 92,202        $ 94,685        $ 58,137         $ 57,704         $158,762        $127,285
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,032          14,142             845            2,625            6,905          17,854
  Dividends reinvested                     352             582             132              255              375             366
  Redeemed                              (2,958)         (4,323)         (1,206)          (1,693)          (4,964)         (4,987)
----------------------------------------------------------------------------------------------------------------------------------
Change in shares                          (574)         10,401            (229)           1,187            2,316          13,233
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                          STOCK INDEX FUND                   VALUE FUND               DIVERSIFIED STOCK FUND
                                     ---------------------------     ---------------------------     -------------------------
                                                    DECEMBER 3,                     DECEMBER 3,                     YEAR ENDED
                                                      1993 TO                         1993 TO                        OCTOBER
                                                    OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS        31,
                                                      1994 (A)         ENDED          1994 (A)         ENDED           1994
                                                       (000)         APRIL 30,         (000)         APRIL 30,        (000)
                                                    ------------        1995        ------------        1995        ----------
                                                                       (000)                           (000)
                                     SIX MONTHS                      ----------                      ----------
                                       ENDED                         (UNAUDITED)                     (UNAUDITED)
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  1,168        $  1,515        $  3,291        $  3,602        $  3,282       $  5,177
  Net realized gains (losses)
    from investment transactions           257              (6)          2,038           3,124           9,257         30,135
  Net change in unrealized
    appreciation (depreciation)
    from investments                     8,129           1,556          18,512          (1,040)         18,099        (18,237)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        9,554           3,065          23,841           5,686          30,638         17,075
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (1,173)         (1,331)         (3,198)         (3,289)         (3,481)        (4,738)
  From net realized gains from
    investments                                                         (3,146)                        (29,668)       (26,397)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (1,173)         (1,331)         (6,344)         (3,289)        (33,149)       (31,135)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           30,344         114,187         120,235         229,389          64,652         94,732
  Dividends reinvested                   1,173           1,321           6,344           3,283          33,132         22,231
  Cost of shares redeemed              (23,750)        (27,556)        (70,430)        (46,885)        (36,907)       (97,081)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                           7,767          87,952          56,149         185,787          60,877         19,882
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    16,148          89,686          73,646         188,184          58,366          5,822
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   89,686                         188,184                         263,227        257,405
------------------------------------------------------------------------------------------------------------------------------
  End of period                       $105,834        $ 89,686        $261,830        $188,184        $321,593       $263,227
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,981          11,441          11,942          22,949           5,494          7,718
  Dividends reinvested                     114             135             639             336           2,997          1,830
  Redeemed                              (2,356)         (2,770)         (6,813)         (4,707)         (3,199)        (8,003)
------------------------------------------------------------------------------------------------------------------------------
  Change in shares                         739           8,806           5,768          18,578           5,292          1,545
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  GROWTH FUND                 SPECIAL VALUE FUND            SPECIAL GROWTH FUND
                                           --------------------------     --------------------------     --------------------------
                                                          DECEMBER 3,                    DECEMBER 3,                    DECEMBER 3,
                                                            1993 TO                        1993 TO                        1993 TO
                                                          OCTOBER 31,     SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                           1994 (A)         ENDED         1994 (A)         ENDED         1994 (A)
                                                             (000)        APRIL 30,         (000)        APRIL 30,         (000)
                                                          -----------        1995        -----------        1995        -----------
                                                                            (000)                          (000)
                                           SIX MONTHS                     ----------                     ----------
                                             ENDED                        (UNAUDITED)                    (UNAUDITED)
                                           APRIL 30,
                                              1995
                                             (000)
                                           ----------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                     $    286       $     636       $  1,017       $   1,020       $     25       $      60
  Net realized gains (losses) from
    investment transactions                      225             298          2,555             588         (3,750)           (325)
  Net change in unrealized appreciation
    (depreciation) from investments            1,924           1,364          8,232           3,148          4,497          (3,135)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,435           2,298         11,804           4,756            772          (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (328)           (586)          (955)           (927)           (29)            (59)
  From net realized gains from
    investments                                 (298)                          (588)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
  to shareholders                               (626)           (586)        (1,543)           (927)           (29)            (59)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  7,230          92,029         46,521         137,158          3,811          44,544
  Dividends reinvested                           626             584          1,542             924             29              56
  Cost of shares redeemed                    (32,725)        (27,404)       (23,333)        (23,311)        (9,790)        (16,548)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                               (24,869)         65,209         24,730         114,771         (5,950)         28,052
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                         (23,060)         66,921         34,991         118,600         (5,207)         24,593
NET ASSETS:
  Beginning of period                         66,921                        118,600                         24,593
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                             $ 43,861       $  66,921       $153,591       $ 118,600       $ 19,386       $  24,593
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                         712           9,240          4,410          13,472            441           4,515
  Dividends reinvested                            63              60            148              91              3               6
  Redeemed                                    (3,262)         (2,759)        (2,217)         (2,258)        (1,134)         (1,758)
-----------------------------------------------------------------------------------------------------------------------------------
Change in shares                              (2,487)          6,541          2,341          11,305           (690)          2,763
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             OHIO REGIONAL STOCK      INTERNATIONAL GROWTH
                                                                    FUND                      FUND
                                                           -----------------------   -----------------------
                                                                        YEAR ENDED                YEAR ENDED
                                                                         OCTOBER                   OCTOBER
                                                                           31,                       31,
                                                                           1994      SIX MONTHS      1994
                                                                          (000)        ENDED        (000)
                                                                        ----------   APRIL 30,    ----------
                                                                                        1995
                                                                                       (000)
                                                           SIX MONTHS                ----------
                                                             ENDED                   (UNAUDITED)
                                                           APRIL 30,
                                                              1995
                                                             (000)
                                                           ----------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                              $    208     $    438     $   (164)    $   (136)
  Net realized gains (losses) from investment
    transactions                                                 840        1,699       (2,264)       4,064
  Net realized losses from foreign currency transactions                                 1,440         (152)
  Net change in unrealized appreciation (depreciation)
    from investments                                           1,267         (867)      (3,388)       2,879
  Change in unrealized appreciation from translation of
    assets and liabilities in foreign currencies                                            42           15
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 2,315        1,270       (4,334)       6,670
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (221)        (409)
  From net realized gains from investments                    (1,699)      (1,293)      (3,925)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders       (1,920)      (1,702)      (3,925)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  4,152       16,543       23,300       53,804
  Dividends reinvested                                         1,917        1,560        3,922
  Cost of shares redeemed                                     (5,246)     (18,632)     (13,740)      (9,796)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                   823         (529)      13,482       44,008
------------------------------------------------------------------------------------------------------------
Change in net assets                                           1,218         (961)       5,223       50,678
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         33,965       34,926       81,307       30,629
------------------------------------------------------------------------------------------------------------
  End of period                                             $ 35,183     $ 33,965     $ 86,530     $ 81,307
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         297        1,143        2,012        4,323
  Dividends reinvested                                           144          109          337
  Redeemed                                                      (376)      (1,297)      (1,187)        (784)
------------------------------------------------------------------------------------------------------------
Change in shares                                                  65          (45)       1,162        3,539
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
U.S. GOVERNMENT OBLIGATIONS FUND                                     (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
-------------------------------------------
  U.S. TREASURY BILLS (4.7%)
      25,000   5.73%, 6/29/95                  $ 24,765
-------------------------------------------------------
  TOTAL U.S. TREASURY BILLS                      24,765
-------------------------------------------------------
-------------------------------------------------------
  U.S. TREASURY NOTES (38.8%)
      30,000   4.25%, 7/31/95                    29,862
     150,000   3.875%, 8/31/95                  148,923
      25,000   3.875%, 9/30/95                   24,786
-------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                     203,571
-------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE                   228,336
-------------------------------------------------------
-------------------------------------------------------
  REPURCHASE AGREEMENTS (56.6%)
      15,000   Barclays Bank
               5.90%, 5/1/95
               (Collateralized by 14,778
               U.S. Treasury Notes,
               7.38%-7.88%, 11/15/97-
               4/15/98, market value-
               $15,301)                          15,000
      20,000   Chase Securities
               5.92%, 5/1/95
               (Collateralized by 20,444
               U.S. Treasury Bills,
               5/4/95-5/18/95,
               market value-$20,401)             20,000
      20,000   Dean Witter
               5.93%, 5/1/95
               (Collateralized by 23,287
               various U.S. Treasury
               securities, 5/15/95-
               2/29/00, 0.00%-7.13%,
               market value-$20,401)             20,000
      22,998   Donaldson, Lufkin &
                 Jennerette
               5.93%, 5/1/95
               (Collateralized by 25,691
               various U.S. Treasury
               securities, 5/15/95-
               11/15/98, 0.00%-5.13%,
               market value-$23,458)             22,998
      15,000   Goldman Sachs
               5.90%, 5/1/95
               (Collateralized by 19,050
               U.S. Treasury securities,
               8/15/98, 0.00% market
               value-$15,301)                    15,000

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
      20,000   Harris Securities
               5.95%, 5/1/95
               (Collateralized by 20,372
               various U.S. Treasury
               securities, 6/8/95-
               10/15/98, 0.00%-8.75%,
               market value-$20,400            $ 20,000
      15,000   Lehman Brothers
               5.90%, 5/1/95
               (Collateralized by 14,455
               U.S. Treasury Notes,
               8.63%, 8/15/97, market
               value-$15,054)                    15,000
     129,000   NationsBank
               5.96%, 5/1/95
               (Collateralized by 131,793
               various U.S. Treasury
               securities, 0.00%-
               11.25%, 4/30/95-4/15/00,
               market value-$131,585            129,000
      20,000   Nomura Securities
               5.92%, 5/1/95
               (Collateralized by 20,217
               U.S. Treasury Notes,
               4.63%-7.75%, 2/29/96-
               1/31/00, market value-
               $20,400)                          20,000
      20,000   UBS Securities
               5.93%, 5/1/95
               (Collateralized by 19,630
               U.S. Treasury Notes,
               7.50%, 12/31/96, market
               value-$20,405)                    20,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                     296,998
-------------------------------------------------------
TOTAL (COST $525,334)(B)                       $525,334
-------------------------------------------------------

(a) Percentages indicated are based on net assets of $524,143.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  CERTIFICATES OF DEPOSIT (3.5%)
BANKING (3.5%):
         15,000   Canadian Imperial Bank
                  Commerce
                  6.45%, 8/7/95                   $   14,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                         14,999
------------------------------------------------------------
----------------------------------------------
  COMMERCIAL PAPER (42.1%)
BANKING (2.3%):
         10,000   Cogentrix of Richmond
                  Virginia
                  6.02%, 5/18/95                       9,972
                                                  ----------
BEVERAGES (4.3%):
          3,373   PepsiCo, Inc.
                  5.95%, 5/17/95                       3,364
         15,000   PepsiCo, Inc.
                  6.25%, 8/24/95                      15,000
                                                  ----------
                                                      18,364
                                                  ----------
FINANCIAL SERVICES (20.7%):
          5,000   American Express Co.
                  5.95%, 5/22/95                       4,983
         15,000   Bankers Trust
                  6.23%, 7/10/95                      14,818
          5,000   Broadway Capital Corp.
                  6.00%, 5/9/95                        4,993
         11,218   Fleet Funding Corp.
                  6.02%, 5/10/95                      11,201
          5,138   Fleet Funding Corp.
                  6.00%, 5/24/95                       5,118
          5,000   Ford Motor Credit Corp.
                  6.00%, 5/8/95                        4,994
          6,000   Ford Motor Credit Corp.
                  6.00%, 5/31/95                       5,970
         15,000   Hanson Finance
                  6.05%, 6/1/95                       14,922
          5,000   Transamerica Finance Corp.
                  5.98%, 5/15/95                       4,988
         11,050   Retailer Funding Corp.
                  6.00%, 5/24/95                      11,008
          6,044   Retailer Funding Corp.
                  6.00%, 5/31/95                       6,014
                                                  ----------
                                                      89,009
                                                  ----------
INDUSTRIAL GOODS & SERVICES (2.3%):
         10,000   Xerox Co.
                  6.00%, 5/15/95                       9,977
                                                  ----------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
MISCELLANEOUS (3.5%):
         15,000   135 Bishopgate Funding
                  6.02%, 5/19/95                  $   14,955
                                                  ----------
OFFICE EQUIPMENT & SERVICES (3.5%):
         15,000   Canon USA, Inc.
                  5.98%, 5/12/95                      14,973
                                                  ----------
OIL & GAS EXPLORATION (1.2%):
          5,000   British Oil New Zealand Ltd.
                  Discount
                  5.95%, 5/15/95                       4,988
                                                  ----------
PRINTING & PUBLISHING (1.2%):
          5,000   Reed Publishing
                  6.05%, 6/27/95                       4,952
                                                  ----------
RECEIVABLE (3.2%):
          5,000   Blue Hawk Funding
                  6.00%, 5/24/95                       4,981
          5,000   Blue Hawk Funding
                  5.98%, 5/31/95                       4,975
          3,840   Blue Hawk Funding
                  6.02%, 5/9/95                        3,835
                                                  ----------
                                                      13,791
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                               180,981
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (3.3%)
BEVERAGES (0.2%):
          1,000   PepsiCo, Inc.
                  5.63%, 7/1/95                        1,000
                                                  ----------
FINANCIAL SERVICES (1.9%):
          8,050   Associates Corp. of N.A.
                  8.88%, 8/1/95                        8,113
                                                  ----------
MISCELLANEOUS (1.2%):
          5,000   Hanson Overseas
                  5.50%, 1/15/96                       4,960
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 14,073
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (14.3%)
MASTER DEMAND NOTES (5.1%):
         22,000   Lehman Government
                  Securities
                  6.20%*, 5/1/95                      22,000
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
SECURITY BROKER, DEALER (8.1%):
         10,000   Goldman Sachs Group
                  6.03%*, 6/15/95**               $   10,000
         10,000   Goldman Sachs Group
                  6.03%*, 6/16/95**                   10,000
         10,000   Lehman Brothers Holdings,
                  Inc.
                  6.16%*, 7/28/95**                   10,000
          5,000   Lehman Brothers Holdings,
                  Inc.
                  6.42%*, 3/11/96**                    5,000
                                                  ----------
                                                      35,000
                                                  ----------
TAXABLE MUNICIPAL DEMAND NOTES (1.0%):
          4,500   Springfield
                  6.08%*, 12/31/10**                   4,500
------------------------------------------------------------
TOTAL FLOATING RATE NOTES                             61,500
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (5.8%)
FINANCE (3.7%):
          1,000   Ford Motor Credit Corp.
                  9.20%, 5/1/95                        1,000
          5,000   General Electric Capital
                  Corp.
                  6.25%, 5/1/95                        5,000
         10,000   General Electric Capital
                  Corp.
                  4.89%, 5/29/95                       9,999
                                                  ----------
                                                      15,999
                                                  ----------
TOBACCO (2.1%):
          9,000   Philip Morris Co.
                  6.25%, 5/22/95                       9,003
------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                               25,002
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (3.5%)
FEDERAL HOME LOAN BANK
         10,000   5.19%, 6/13/95                       9,999
          5,000   6.60%, 4/25/95                       5,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        14,999
------------------------------------------------------------
----------------------------------------------
  VARIABLE RATE NOTES (18.8%)
          5,034   Adesa Funding Corp.
                  6.08%*, 1/1/99**                     5,034
          2,500   Astro Alum
                  6.15%*, 4/1/05**                     2,500
          3,500   Baylis Group Partnership
                  6.30%*, 1/1/10**                     3,500
         15,000   C-River Maritime Exxon
                  Shipping
                  6.09%*, 10/1/01**                   15,000

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
          3,517   Capital One Funding Corp.
                  Service
                  6.08%*, 6/2/08**                $    3,517
          2,725   Carelife, Inc.
                  6.15%*, 8/1/11**                     2,725
          1,600   Cleveland Steel Container
                  6.15%*, 12/1/08**                    1,600
          2,000   Cuyahoga County Ohio
                  Taxable Economic
                  Development Revenue
                  6.51%*, 6/1/22**                     2,000
            925   Dietz Road Ltd Partnership
                  6.15%*, 11/1/08**                      925
          3,000   Dome Corp -- Dome Corp
                  Project
                  6.15%*, 8/31/16**                    3,000
          8,388   Erie Funding
                  6.25%*, 11/1/16**                    8,388
            320   Fremont Plastics
                  6.15%*, 4/1/03**                       320
          1,500   GMH Enterprises
                  6.15%*, 7/1/03**                     1,500
            455   Highland Rd Partners
                  6.15%*, 10/1/04**                      455
            975   McKinley Air Transport
                  6.15%*, 8/1/09**                       975
          1,000   MCMC Pob LII
                  6.15%*, 8/1/14**                     1,000
          1,000   Olen Corp.
                  6.15%*, 12/1/04**                    1,000
          1,655   Olen Corp.
                  6.15%*, 8/1/08**                     1,655
          1,400   Pellerin Melnor Corp.
                  6.15%*, 9/1/02**                     1,400
          5,842   Primex Funding
                  6.08%*, 2/1/00**                     5,842
            700   Rivnut Engineered Products
                  6.15%*, 2/1/01**                       700
            980   S & SLP Project
                  6.15%*, 12/1/07**                      980
            420   Schipper-DJA Properties
                  6.17%*, 10/1/05**                      420
          3,060   Schipper Enterprises
                  6.17%*, 4/1/09**                     3,060
          1,295   Technisand, Inc.
                  6.15%*, 11/1/01**                    1,295
          1,800   Tell-Schipper Properties,
                  Inc.
                  6.17%*, 10/1/03**                    1,800
          8,300   Tyler Health Facilities
                  6.35%*, 11/1/25**                    8,300
          1,980   Zanetos Partnership Project
                  6.15%*, 7/1/13**                     1,980
------------------------------------------------------------
TOTAL VARIABLE RATE NOTES                             80,871
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  REPURCHASE AGREEMENTS (8.7%)
         12,000   Chase Securities
                  5.92%, 5/2/95
                  (Collateralized by 12,287
                  U.S. Treasury Bills,
                  5/18/95-5/25/95,
                  market value-$12,244)           $   12,000
         13,315   Donaldson-Lufkin Jenrette
                  5.93%, 5/1/95
                  (Collateralized by 15,318
                  various U.S. Treasury
                  securities, 0.00%-5.13%,
                  8/15/95-2/15/00,
                  market value-$13,582)               13,315
         12,000   UBS Securities, Inc.
                  5.93%, 5/2/95
                  (Collateralized by 11,780
                  U.S. Treasury Notes,
                  7.90%, 12/31/96, market
                  value-$12,245)                      12,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                           37,315
------------------------------------------------------------
TOTAL (COST $429,740)(B)                          $  429,740
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $430,000.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
----------------------------------------------
  MUNICIPAL BONDS (98.6%)
ALABAMA (2.1%):
          2,530   Ardmore Industrial
                    Development Revenue,
                    4.95%*, 6/1/04**              $  2,530
          1,800   Montgomery, Alabama BMC,
                    4.75%*, 12/1/30**                1,800
                                                  --------
                                                     4,330
                                                  --------
ARKANSAS (2.4%):
          5,000   University of Arkansas,
                    4.80%*, 12/1/19**                5,000
                                                  --------
CALIFORNIA (6.8%):
          5,000   California Housing Finance
                    GIC, 4.60%, 8/1/27**             5,000
          6,000   California School Cash
                    Reserve, 4.50%, 7/5/95           6,008
          3,080   Los Angeles, California
                    Redevelopment, 8.85%,
                    7/1/95                           3,115
                                                  --------
                                                    14,123
                                                  --------
COLORADO (1.3%):
          2,645   Arapahoe County, Capital
                    Improvement, 4.45%,
                    8/31/96**                        2,645
                                                  --------
FLORIDA (8.3%):
          4,500   Broward County, Housing
                    Finance Authority, 4.95%*,
                    12/1/29**                        4,500
          9,700   Dade County, Housing Finance
                    Authority, Highway
                    Revenue, 4.95%*, 8/1/05**        9,700
            490   Florida State Board of
                    Education, 5.50%, 1/1/96           492
          2,500   Hillsborough County,
                    Ringhaven, 4.75%*,
                    12/1/11**                        2,500
                                                  --------
                                                    17,192
                                                  --------
ILLINOIS (7.5%):
          1,700   Illinois Development,
                    Kindlen, 4.80%*, 5/1/06**        1,700
          5,000   Illinois Development, Power
                    & Light, 4.10%, 5/31/95**        5,000
          5,000   Illinois Health Facility,
                    4.50%*, 11/15/24**               5,000
          1,000   Illinois State, 8.13%,
                    6/1/95                           1,023
          2,700   Kankakee County, Industrial
                    Development Revenue,
                    4.95%*, 12/1/07**                2,700
                                                  --------
                                                    15,423
                                                  --------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
INDIANA (4.5%):
          4,000   Indiana Bond Bank, 5.25%,
                    7/10/95                       $  4,005
          1,150   Indianapolis, Indiana
                    Calderon, 4.95%*, 2/1/99**       1,150
          1,995   Scottsburg, Indiana, 5.20%*,
                    10/1/09**                        1,995
          1,020   Syracuse, Economic
                    Development Revenue,
                    4.80%*, 12/1/05**                1,020
          1,220   Wakarusa, Economic
                    Development Revenue,
                    4.80%*, 7/1/03**                 1,220
                                                  --------
                                                     9,390
                                                  --------
IOWA (5.0%):
          4,325   City of Urbandale, 4.25%*,
                    10/1/15**                        4,325
          6,000   Iowa Schools, 4.25%, 7/17/95       6,008
                                                  --------
                                                    10,333
                                                  --------
KANSAS (1.8%):
          2,300   Fairway, Kansas, 4.25%*,
                    11/1/14**                        2,300
          1,500   Wamego Pollution Control
                    Revenue, 4.10%*, 11/1/14**       1,500
                                                  --------
                                                     3,800
                                                  --------
KENTUCKY (2.4%):
          2,475   Boone County, 5.20%*,
                    12/1/09**                        2,475
          2,465   Covington, Kentucky, 4.70%*,
                    4/1/05**                         2,465
                                                  --------
                                                     4,940
                                                  --------
MICHIGAN (1.3%):
          1,725   Michigan State Strategic,
                    4.75%*, 4/1/06**                 1,725
          1,000   Oakland County Economic,
                    5.80%, 9/1/95                    1,012
                                                  --------
                                                     2,737
                                                  --------
MINNESOTA (1.6%):
          3,340   St. Cloud, Housing Webway,
                    4.95%*, 11/1/05**                3,340
                                                  --------
MISSOURI (5.3%):
          3,600   Kansas City, J.C. Nichols
                    Project, 4.25%*, 5/1/15**        3,600
          2,860   St. Charles County, Cedar
                    Ridge, 4.75%*, 10/1/07**         2,860
          4,600   St. Louis Industrial
                    Development, Multi Family
                    Housing Revenue Bond,
                    Series 86, 5.05%*,
                    2/1/07**                         4,600
                                                  --------
                                                    11,060
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
NEBRASKA (2.4%):
          4,000   Nebraska Investment Finance
                    Authority, 4.75%,
                    7/15/95**                     $  4,000
            915   Nebraska Investment Finance
                    Authority, 5.00%, 7/1/15**         915
                                                  --------
                                                     4,915
                                                  --------
NEVADA (1.4%):
          1,300   Director State Nevada H2W
                    Part, 4.95%*, 8/1/14**           1,300
          1,600   Director State Nevada No.
                    Sail, 4.95%*, 8/1/01**           1,600
                                                  --------
                                                     2,900
                                                  --------
NEW YORK (0.8%):
          1,700   New York, New York, 5.00%*,
                    2/1/20**                         1,700
                                                  --------
NORTH CAROLINA (4.0%):
          8,240   Person County, Pollution
                    Control Revenue, Carolina
                    Power & Light Project,
                    4.80%*, 11/1/19**                8,240
                                                  --------
OHIO (18.1%):
            440   Akron Bath Copley, Ohio
                    Township Hospital, 4.80%*,
                    5/1/13**                           440
          2,000   Berea, Ohio, 4.50%, 10/25/95       2,002
          1,500   Cuyahoga County, 4.80%*,
                    12/1/12**                        1,500
          2,850   Dublin School District,
                    5.57%, 12/20/95                  2,854
            885   Fairfield County, 4.88%,
                    10/26/95                           887
          2,550   Fayetteville Perry, Ohio,
                    4.68%, 4/12/96                   2,554
          2,500   Franklin County Hospital,
                    4.70%*, 6/1/16**                 2,500
          4,380   Franklin County, Wesley
                    Glen, 4.82%*, 4/1/13**           4,380
          2,680   Gallia County, Industrial
                    Development Revenue,
                    Scenic Hills Nursing
                    Center, 4.40%*, 12/15/10**       2,680
          3,400   Greene County, Ohio Apple
                    Valley, 4.30%*, 8/1/09**         3,400
          3,000   Highland Heights, 5.65%,
                    12/28/95                         3,008
          3,800   Kings School District,
                    5.45%, 6/21/95                   3,803

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Lakewood, Ohio, 3.72%,
                    5/11/95                       $  4,000
          2,495   Student Loan Funding Corp.,
                    Cincinnati, Ohio, Student
                    Loan Revenue, 4.60%*,
                    12/29/98**                       2,495
            790   Summit County, Ohio, Texler
                    Project, 4.40%, 5/1/09**           790
                                                  --------
                                                    37,293
                                                  --------
PENNSYLVANIA (2.7%):
          3,100   Sayre, Health Care Facility,
                    4.75%*, 12/1/20**                3,100
          2,450   Williamsport, Area School
                    District, 3.89%, 6/30/95         2,451
                                                  --------
                                                     5,551
                                                  --------
SOUTH CAROLINA (1.2%):
          2,500   Job Economic Development
                    Revenue, 4.95%*, 12/1/99**       2,500
                                                  --------
TENNESSEE (3.0%):
          6,200   Hawkins County, Kingston,
                    5.00%*, 8/1/09**                 6,200
                                                  --------
TEXAS (3.6%):
          4,140   Harris County, 4.95%*,
                    10/1/16**                        4,140
          2,240   Texas A&M University, 8.50%,
                    7/1/95                           2,255
            950   Texas A&M University, 9.00%,
                    7/1/95                             957
                                                  --------
                                                     7,352
                                                  --------
UTAH (0.3%):
            500   Intermountain Power Agency,
                    9.90%, 7/1/95                      517
                                                  --------
VIRGINIA (1.5%):
          3,000   State Housing Development,
                    3.90%, 5/10/95                   3,000
                                                  --------
WASHINGTON (0.7%):
            500   Everett Water & Sewer,
                    8.20%, 7/1/95                      503
          1,000   Pierce County, 4.55%,
                    11/1/04**                        1,000
                                                  --------
                                                     1,503
                                                  --------
WISCONSIN (8.6%):
          1,200   Appleton, Pensor, 4.95%*,
                    8/1/01**                         1,200
          1,525   Berlin Wenninger, 4.95%*,
                    4/1/07**                         1,525
          4,000   Evansville, Wisconsin,
                    4.95%*, 12/1/08**                4,000

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Kenosha Metalmen, 4.95%*,
                    9/1/14**                      $  4,000
          1,000   Milwaukee, Wisconsin, 5.25%,
                    9/1/95                           1,003
          1,400   Oshkosh, Schloesser, 4.95%*,
                    3/1/02**                         1,400
          2,800   Plymouth, Industrial
                    Development Revenue,
                    4.95%*, 8/1/04**                 2,800
          1,800   Prairie Du Chien, Wisconsin,
                    4.80%*, 6/1/02**                 1,800
                                                  --------
                                                    17,728
----------------------------------------------------------
TOTAL MUNICIPAL BONDS                              203,712
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          4,318   Federated #15 Tax-Free Money
                    Market Fund                      4,318
              1   Fidelity Ohio Tax Free Fund            1
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           4,319
----------------------------------------------------------
TOTAL (COST $208,031)(B)                          $208,031
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $206,606.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities collateralized by bank letters of credit or other bank credit arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (94.5%)
         250     Metropolitan Transportation
                   Authority, New York,
                   Revenue Bond, Series I,
                   AMBAC, 7.00%, 7/1/09           $   282
       1,200     Metropolitan Transportation
                   Authority, New York,
                   Service Contract, Refunding
                   Revenue Bond, Series K,
                   AMBAC, 7.50%, 7/1/17             1,318
         250     Nassau County, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bond, Hofstra
                   University Project, AMBAC,
                   6.75%, 8/01/11                     263
         700     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.30%, 6/1/10              741
         335     New York City, New York, City
                   Housing Development,
                   Revenue Bond, Series 1,
                   MBIA, 7.38%, 4/1/17                352
         675     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.35%, 6/1/19              717
         200     New York City, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bonds, USTA
                   National Tennis Center,
                   6.38%, 11/15/14                    205
         220     New York City, New York, City
                   Transportation Authority,
                   Revenue Bond, Livingston
                   Plaza Project, FSA, 7.50%,
                   1/1/20                             247
         680     New York City, New York,
                   Cultural Resources, Revenue
                   Bond, AMBAC, 6.63%, 1/1/11         711
         300     New York City, New York,
                   General Obligation Bond,
                   Series B, FSA, 7.00%,
                   10/1/18                            312

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
       $ 350     New York City, New York,
                   General Obligation Bond,
                   Series C, FGIC, 7.00%,
                   2/1/12                         $   360
         750     New York City, New York,
                   Municipal Water Finance
                   Authority, Water & Sewer
                   System Revenue Bonds,
                   Series A, FGIC, 6.75%,
                   6/15/16                            780
         700     New York State Dormitory
                   Authority Revenue Bonds,
                   City University, Series 2,
                   MBIA 6.75%, 7/01/24                738
         750     New York State Dormitory
                   Authority, Revenue Bonds,
                   Ithaca College, MBIA,
                   6.50%, 7/1/10                      782
         400     New York State Dormitory
                   Authority, Revenue Bonds,
                   State University
                   Educational System, Series
                   B, AMBAC, 6.00%, 5/15/17           395
         225     New York State Dormitory
                   Authority, Revenue Bond,
                   Judicial Facilities Leases,
                   Series B, MBIA, 7.00%,
                   4/15/16                            239
         370     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/18                      392
         325     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/19                      343
         500     New York State Medical Care
                   Facilities Finance Agency,
                   Unrefunded/Revenue Bond,
                   MBIA, 7.38%, 8/15/19               543
         200     New York State Medical Care
                   Facilities Finance Agency,
                   Montefiore Medical Center,
                   AMBAC, 5.75%, 2/15/25              188
         815     New York State Medical Care
                   Facilities Finance Agency,
                   Refunding Revenue Bond,
                   North Shore University
                   Hospital, MBIA, 7.20%,
                   11/1/20                            879

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
         550     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, Series A,
                   BIG, 7.10%, 2/15/27            $   575
         340     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, St. Luke's,
                   Series B, MBIA, 7.45%,
                   2/15/29                            382
         550     New York State TWY Authority
                   General Revenue Bonds,
                   Series C, FGIC, 6.00%,
                   1/01/25                            539
       1,000     New York State Urban
                   Development Correctional
                   Facilities, Revenue Bond,
                   Series D, AMBAC, 7.50%,
                   1/1/12                           1,088
         400     New York State Urban
                   Development Correctional
                   Facilities, Series 1, FSA,
                   7.50%, 1/1/20                      449
         900     Triborough Bridge & Tunnel
                   Authority, Revenue Bond,
                   Series T, MBIA, 7.00%,
                   1/1/20                           1,002
       1,000     Triborough Bridge & Tunnel
                   Authority, Special
                   Obligation Refunding
                   Revenue Bond, Series B,
                   AMBAC, 6.88%, 1/1/15             1,061
---------------------------------------------------------
  TOTAL MUNICIPAL BONDS                           $15,883
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
         527     Municipal Fund for New York      $   527
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                          527
---------------------------------------------------------
  TOTAL (COST $15,485)(b)                         $16,410
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $16,808.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $   925
                 Unrealized depreciation
                                                  -------
                 Net unrealized appreciation      $   925
                                                  ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
FUND FOR INCOME                                                      (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. TREASURY OBLIGATION (1.2%)
U.S. TREASURY STRIP
        2,000   zero%, 8/15/20                   $    296
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (40.3%)
        1,084   Bear Stearns Mortgage Capital
                  Corp., Series 1991-A/B1,
                  9.40%, 6/25/21                    1,084
        2,220   Bear Stearns Secured
                  Investors Trust, Series
                  1991-2/H, 7.50%, 9/20/20          2,151
          104   Drexel, Burnham & Lambert
                  Trust, Series U/1, 6.30%,
                  8/1/17                              107
        1,000   General Electric Capital
                  Mortgage, Series 93-4f,
                  7.00%, 3/25/08                      896
        1,985   Housing Securities, Inc.,
                  Series 1993-B/B4M, 7.25%,
                  4/25/08                           1,878
        1,000   Kidder, Peabody Acceptance
                  Corp., Series 1993-C1/A3,
                  6.80%, 9/1/06                       927
          153   Merrill Lynch Trust, Series
                  27/D, 8.90%, 10/20/15               155
        1,366   Prudential Home Mortgage,
                  Series 1992-42/M, 7.00%,
                  1/25/08                           1,291
        1,500   Resolution Trust Corp.,
                  Series 1992-2/B4, 8.20%,
                  11/25/21                          1,476
---------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         9,965
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (41.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION:
          335   8.85%, 4/15/20                        338
          115   9.30%, 8/15/15                        117
        1,337   9.50%, 8/1/19-12/1/22               1,389
          237   10.00%, 2/1/17-9/1/19                 253
           18   12.00%, 10/1/10-7/1/14                 21

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        1,304   8.00%, 11/25/20                  $  1,221
        1,683   8.50%, 8/1/24-1/13/25               1,712
           25   9.50%, 1/1/19                          28
          154   10.00%, 5/1/13-2/1/18                 172
           10   10.50%, 1/1/18                         11
           55   12.00%, 8/1/13-4/1/15                  61
           36   13.00%, 12/1/12                        41
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        2,272   9.50%, 8/15/17-10/15/19             2,390
        2,115   10.00%, 3/15/16-6/15/21             2,289
           97   10.25%, 3/15/19-6/15/19               103
           82   10.50%, 2/15/16                        90
           66   11.00%, 9/20/14                        74
---------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                   10,310
---------------------------------------------------------
---------------------------------------------------------
  REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS (12.6%)
        1,000   Federal National Mortgage
                  Association, Series 1991-
                  13/C, 8.25%, 3/25/04              1,017
           76   Federal National Mortgage
                  Association, Series G-18/6,
                  8.75%, 7/25/01                       76
        1,920   Federal National Mortgage
                  Association, Series
                  1988-4/Z, 9.25%, 3/25/18          2,014
---------------------------------------------------------
  TOTAL REAL ESTATE MORTGAGE INVESTMENT
      CONDUITS                                      3,107
---------------------------------------------------------
---------------------------------------------------------
  REPURCHASE AGREEMENT (4.1%)
        1,003   Donaldson, Lufkin & Jenrette
                  Securities Corp., 5.93%,
                  dated 4/28/95, due 5/1/95
                  (Collateralized by various
                  U.S. Treasury securities)         1,003
---------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT                        1,003
---------------------------------------------------------
TOTAL (COST $24,172)(B)                          $ 24,681
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $24,713.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation          $    842
                Unrealized depreciation              (333)
                                                 --------
                Net unrealized appreciation      $    509
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (1.8%)
        1,000    American Express Co., 6.05%,
                   7/15/97                        $    978
        1,000    Capital Auto Receivables
                   Trust, 5.35%, 2/15/98               989
          955    Capital Auto Receivables
                   Trust, 4.90%, 2/17/98               952
          201    GMAC 1993 A Grantor Trust,
                   4.15%, 3/15/98                      198
----------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                        3,117
----------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        1,540    7.00%, 7/15/98                      1,535
        2,000    5.50%, 10/15/02                     1,933
        2,000    5.50%, 11/15/03                     1,924
          482    8.40%, 1/15/05                        487
          937    6.00%, 2/15/13                        933
          258    8.00%, 1/15/18                        258
        1,300    8.50%, 9/15/19                      1,316
FEDERAL NATIONAL MORTGAGE ASSOC.:
        2,000    6.00%, 10/25/03                     1,965
        1,000    8.00%, 3/25/04                      1,007
        1,522    5.75%, 6/25/06                      1,471
          849    7.00%, 2/25/18                        844
          883    7.50%, 7/25/18                        879
                                                  --------
                                                    14,552
                                                  --------
---------------------------------------------------------
  CORPORATE BONDS (18.5%)
AUTOMOTIVE (0.3%):
          500    Ford Motor, 7.88%, 10/15/96           506
                                                  --------
BANKING & FINANCIAL SERVICES (0.3%):
          500    Bankers Trust, 7.25%, 11/1/96         502
                                                  --------
BROKERAGE SERVICES (2.0%):
        2,000    Lehman Brothers, 5.75%,
                   11/15/98                          1,858
        1,500    Lehman Brothers Holding,
                   5.50%, 6/15/96                    1,474
                                                  --------
                                                     3,332
                                                  --------
BUSINESS EQUIPMENT (1.3%):
        2,175    International Business
                   Machines Corp., 6.38%,
                   11/1/97                           2,145
                                                  --------
CHEMICALS (0.6%):
        1,000    Dow Capital, 5.75%, 9/15/97           972
                                                  --------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
CONSUMER GOODS & SERVICES (0.6%):
        1,000    PepsiCo, Inc., 5.63%, 7/1/95     $  1,000
                                                  --------
FINANCIAL SERVICES (6.5%):
        2,000    American General Corp.,
                   6.88%, 7/1/99                     1,957
        1,000    Associates Corp.,6.88%,
                   1/15/97                           1,000
        1,500    Associates Corp.,7.25%,
                   9/1/99                            1,492
        3,000    Ford Motor Credit Corp.,
                   7.13%, 12/1/97                    3,004
        1,000    ITT Finance, 7.38%, 10/15/95        1,005
        2,000    Norwest Corp., 7.75%,
                   12/31/96                          2,030
          500    Norwest Financial, 7.10%,
                   11/15/96                            502
                                                  --------
                                                    10,990
                                                  --------
FOOD PRODUCTS (0.4%):
          775    H.J. Heinz Co., 5.50%,
                   9/15/97                             756
                                                  --------
GOVERNMENTS (FOREIGN) (0.6%):
        1,000    Province of Ontario Global
                   Bonds, 5.70%, 10/1/97               973
                                                  --------
INDUSTRIAL GOODS & SERVICES (1.2%):
        2,000    Burlington Resources, 7.15%,
                   5/1/99                            1,985
                                                  --------
INSURANCE (2.1%):
          500    International Lease Finance
                   Corp., 6.38%, 11/1/96               496
        2,000    International Lease Finance
                   Corp., 8.35%, 10/1/98             2,063
        1,000    Transamerica Finance, 5.40%,
                   9/1/95                              997
                                                  --------
                                                     3,556
                                                  --------
POLLUTION CONTROL SERVICES (1.5%):
          500    Waste Management, 6.38%,
                   7/1/97                              493
        2,000    WMX Technologies, 7.13%,
                   3/22/97                           2,005
                                                  --------
                                                     2,498
                                                  --------
UTILITIES -- ELECTRIC & GAS (1.1%):
        1,000    Northern Illinois Gas, 5.50%,
                   2/1/97                              976
        1,000    Northern States Power, 5.50%,
                   2/1/99                              944
                                                  --------
                                                     1,920
----------------------------------------------------------
TOTAL CORPORATE BONDS                               31,135
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.7%)
FEDERAL NATIONAL MORTGAGE ASSOC.:
        3,000    5.23%, 11/25/98                  $  2,826
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                       2,826
----------------------------------------------------------
---------------------------------------------------------
  U.S. TREASURY NOTES (64.8%)
        4,000    5.50%, 4/30/96                      3,968
        1,000    7.63%, 5/31/96                      1,013
        8,000    6.50%, 9/30/96                      8,002
        9,000    7.50%, 12/31/96                     9,136
       18,000    7.50%, 1/31/97                     18,273
        1,000    6.75%, 2/28/97                      1,003
       16,000    6.88%, 2/28/97                     16,078
       10,000    6.63%, 3/31/97                     10,005
        7,000    6.50%, 8/15/97                      6,978
        3,000    7.38%, 11/15/97                     3,046
        1,500    6.00%, 12/31/97                     1,475
        4,500    5.13%, 4/30/98                      4,306
        6,500    8.25%, 7/15/98                      6,774
        7,000    5.25%, 7/31/98                      6,689
       12,000    7.13%, 2/29/00                     12,110
----------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          108,856
----------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
        5,183    Shearson U.S. Treasury Fund      $  5,183
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           5,183
----------------------------------------------------------
TOTAL (COST $166,188)(B)                          $165,669
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $168,112.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $  1,161
                 Unrealized depreciation            (1,681)
                                                  --------
                 Net unrealized depreciation      $   (520)
                                                  =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GOVERNMENT MORTGAGE FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,000    5.50%, 10/15/02                 $  4,832
          500    5.00%, 8/15/11                       492
FEDERAL NATIONAL MORTGAGE ASSOC.:
       10,000    7.50%, 8/25/22                     9,809
---------------------------------------------------------
                TOTAL COLLATERALIZED MORTGAGE
                                  OBLIGATIONS      15,133
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT
  AGENCIES (86.8%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,927    8.00%, 1/1/00                      5,922
          209    9.50%, 8/1/21                        218
        3,128    5.99%, 12/1/23                     3,136
       19,787    7.50%, 4/1/24                     19,351
FEDERAL NATIONAL MORTGAGE ASSOC.:
        1,395    8.00%, 5/1/17                      1,394
        2,322    9.50%, 6/1/22                      2,420
        9,768    6.50%, 4/1/24                      9,050
        3,888    8.50%, 8/1/24                      3,952
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          105    8.50%, 6/15/16                       107
          252    8.50%, 7/15/16                       257
          109    9.00%, 9/15/16                       113
          181    8.50%, 10/15/16                      185
          108    9.50%, 11/15/16                      114
          726    8.50%, 1/15/17                       740
          578    8.50%, 2/15/17                       589
          233    8.50%, 4/15/17                       238
          200    8.50%, 5/15/17                       204
          473    8.50%, 6/15/17                       483
        2,093    9.50%, 11/15/17                    2,195
          113    10.00%, 1/15/18                      121
          517    9.00%, 11/15/18                      536
          423    9.50%, 1/15/19                       444
          317    10.50%, 8/15/19                      344
          469    8.50%, 12/15/19                      478
           45    8.50%, 2/15/20                        46
        1,426    9.50%, 5/15/20                     1,496
        3,278    9.75%, 1/15/21                     3,504
        1,551    9.00%, 3/15/21                     1,606
          121    8.50%, 5/15/21                       124

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
        1,185    9.00%, 5/15/21                  $  1,227
          311    8.00%, 6/15/21                       311
        1,332    9.00%, 6/15/21                     1,379
        2,307    9.50%, 6/15/21                     2,422
       13,249    8.00%, 5/15/22                    13,257
        4,043    8.00%, 10/15/22                    4,046
        3,088    9.00%, 2/15/23                     3,202
        2,870    8.50%, 3/15/23                     2,928
          803    7.50%, 6/15/23                       786
        4,591    7.50%, 7/15/23                     4,490
        1,527    8.00%, 8/15/23                     1,528
        4,887    7.00%, 9/15/23                     4,636
        2,833    7.00%, 10/15/23                    2,687
        4,619    7.00%, 12/15/23                    4,384
        8,295    7.50%, 1/15/24                     8,106
        3,933    7.50%, 2/15/24                     3,842
        4,048    8.50%, 10/15/24                    4,134
        1,714    8.75%, 8/15/25                     1,739
---------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES     124,471
---------------------------------------------------------
---------------------------------------------
  U.S. TREASURY NOTES (1.5%)
        1,000    5.50%, 4/30/96                       992
        1,100    8.75%, 8/15/00                     1,189
---------------------------------------------------------
                    TOTAL U.S. TREASURY NOTES       2,181
---------------------------------------------------------
---------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        1,177    Shearson U.S. Treasury Fund        1,177
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,177
---------------------------------------------------------
TOTAL (COST $147,319)(B)                         $142,962
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $143,435.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $41. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    422
                 Unrealized depreciation           (4,820)
                                                 --------
                 Net unrealized depreciation     $ (4,398)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (0.7%)
CAPITAL AUTO RECEIVABLES TRUST
        1,000    5.35%, 2/15/98                  $    989
---------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                         989
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)
FEDERAL HOME LOAN MORTAGAGE CORP.
        1,000    7.00%, 5/15/99                       992
        1,800    6.50%, 5/15/03                     1,713
        1,406    5.00%, 11/15/04                    1,401
        2,500    5.80%, 4/15/14                     2,468
        1,994    6.50%, 7/15/16                     1,959
          258    8.00%, 1/15/18                       258
        1,968    7.50%, 9/15/20                     1,963
        2,500    8.40%, 1/15/21                     2,520
FEDERAL NATIONAL MORTGAGE ASSOC.
        2,475    6.00%, 10/25/03                    2,432
        1,103    7.50%, 7/25/18                     1,098
        4,000    6.25%, 5/25/19                     3,755
        2,000    8.50%, 8/25/19                     2,051
---------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          22,610
---------------------------------------------------------
---------------------------------------------------------
  CORPORATE BONDS (39.1%)
APPLIANCES (0.8%):
        1,000    Whirlpool Corp. Notes
                   9.50%, 6/15/00                   1,089
                                                 --------
AUTOMOTIVE (2.8%):
        1,000    Ford Motor Co.
                   9.00%, 9/15/01                   1,076
          500    Ford Motor Credit Co.
                   9.50%, 4/15/00                     542
          500    Ford Motor Holdings, Inc.
                   9.25%, 3/1/00                      534
          500    General Motors Corp.
                   9.75%, 5/15/99                     514
        1,000    General Motors Corp.
                   9.63%, 12/1/00                   1,086
                                                 --------
                                                    3,752
                                                 --------
BANKING (0.4%):
          500    Comerica, Inc.
                   10.13%, 6/1/98                     537
                                                 --------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
BROKERAGE SERVICES (10.9%):
        4,000    Bear Stearns Co.
                   9.38%, 6/1/01                 $  4,305
        5,000    Lehman Brothers Holdings
                   5.75%, 11/15/98                  4,643
        2,500    Merrill Lynch & Co.
                   8.25%, 11/15/99                  2,563
        3,500    Salomon, Inc.
                   6.75%, 1/15/06                   2,993
                                                 --------
                                                   14,504
                                                 --------
                              CHEMICALS (1.5%):
        1,000    Dow Chemical
                   5.75%, 9/15/97                     973
        1,000    Monsanto Defined
                   8.13%, 12/15/06                  1,032
                                                 --------
                                                    2,005
                                                 --------
FINANCIAL SERVICES (7.0%):
        2,000    American Express
                   8.50%, 8/15/01                   2,115
        3,000    American General Corp.
                   7.70%, 10/15/99                  3,034
        1,000    Norwest Corp.
                   7.75%, 12/31/96                  1,015
        3,000    Transamerica Financial
                   8.75%, 10/1/99                   3,138
                                                 --------
                                                    9,302
                                                 --------
FOOD PRODUCTS (0.7%):
        1,000    Super Valu, Inc.
                   5.88%, 11/15/95                    998
                                                 --------
GOVERNMENT AGENCY (0.4%):
          500    Private Export Funding
                   9.00%, 1/31/96                     508
                                                 --------
INDUSTRIAL GOODS & SERVICES (8.4%):
        2,000    American Home Products
                   7.70%, 2/15/00                   2,025
        3,000    Amoco Canada
                   7.25%, 12/1/02                   2,985
        1,000    Grand Metropolitan Investment
                   Corp.
                   8.63%, 8/15/01                   1,070
        3,000    Service Corp. International
                   8.38%, 12/15/04                  3,131
        2,000    WMX Technologies Waste
                   Management
                   7.13%, 3/22/97                   2,005
                                                 --------
                                                   11,216
                                                 --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
INSURANCE (0.4%):
          500    St. Paul Cos., Inc.
                   9.38%, 6/15/97                $    526
                                                 --------
OIL & GAS EXPLORATION (1.2%):
          500    British Petroleum America
                   10.15%, 3/15/96                    514
        1,000    Cheveron Corp. Amortization
                   Notes
                   8.11%, 12/1/04                   1,044
                                                 --------
                                                    1,558
                                                 --------
PRINTING & PUBLISHING (1.6%):
        1,000    Knight Ridder, Inc.
                   8.50%, 9/1/01                    1,063
        1,000    R.R. Donnelly & Sons Co.
                   9.13%, 12/1/00                   1,095
                                                 --------
                                                    2,158
                                                 --------
RETAIL STORES (0.8%):
          500    J.C. Penney, Inc.
                   9.05%, 3/1/01                      538
          500    Sears Roebuck & Co.
                   9.50%, 6/1/99                      537
                                                 --------
                                                    1,075
                                                 --------
TELECOMMUNICATIONS (2.2%):
          750    Communications Satellite
                   8.13%, 4/1/04                      775
        2,000    GTE Corp. Notes
                   9.10%, 6/1/03                    2,143
                                                 --------
                                                    2,918
---------------------------------------------------------
TOTAL CORPORATE BONDS                              52,146
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTAGE ASSOC.:
        2,000    5.23%, 11/25/98                    1,884
---------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                      1,884
---------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  U.S. TREASURY NOTES (38.6%)
        7,500    9.25%, 1/15/96                  $  7,651
        3,000    9.38%, 4/15/96                     3,087
        2,000    5.50%, 4/30/96                     1,984
        5,000    7.38%, 5/15/96                     5,049
        6,500    6.88%, 4/30/97                     6,534
        2,000    5.63%, 1/31/98                     1,945
        5,000    7.25%, 2/15/98                     5,068
        7,000    7.00%, 4/15/99                     7,050
        2,000    7.50%, 10/31/99                    2,048
        1,000    6.38%, 1/15/00                       980
        8,000    7.13%, 2/29/00                     8,073
        2,000    6.88%, 3/31/00                     1,997
---------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          51,466
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (1.3%)
        1,783    Shearson U.S. Treasury Fund        1,783
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,783
---------------------------------------------------------
TOTAL (COST $133,485)(B)                         $130,878
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $133,225.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    885
                 Unrealized depreciation           (3,492)
                                                 --------
                 Net unrealized depreciation     $ (2,607)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  ASSET BACKED SECURITIES (1.6%)
CAPITAL AUTO RECEIVABLES ASSET TRUST
            979   4.90%, 2/17/98                  $      976
RAILCAR TRUST, SERIES 92-1
            459   7.75%, 6/1/04                          465
------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                          1,441
------------------------------------------------------------
----------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
FEDERAL HOME LOAN MORTGAGE CORP.:
          1,180   7.50%, 4/1/07                        1,178
FEDERAL NATIONAL MORTGAGE ASSOC.:
             67   7.00%, 3/25/18                          67
            155   7.25%, 6/25/18                         154
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION               1,399
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (28.4%)
AUTOMOTIVE (1.7%):
          1,000   Ford Motor Co.
                  9.00%, 9/15/01                       1,076
            500   General Motors
                  9.13%, 7/15/95                         535
                                                  ----------
                                                       1,611
                                                  ----------
BANKING (6.2%):
            600   BankAmerica Corp.
                  9.63%, 2/13/01                         657
          1,500   Crestar Finance Corp.
                  8.75%, 11/15/04                      1,591
            500   First Bank System
                  8.00%, 7/2/04                          514
          1,020   First Union Corp.
                  9.45%, 6/15/99                       1,095
            800   SunTrust Banks, Inc.
                  7.38%, 7/1/02                          799
          1,000   Wells Fargo & Co.
                  8.75%, 5/1/02                        1,061
                                                  ----------
                                                       5,717
                                                  ----------
BROKERAGE SERVICES (2.3%):
          1,000   Morgan Stanley
                  8.88%, 10/15/01                      1,056
          1,280   Morgan Stanley
                  7.25%, 10/15/23                      1,069
                                                  ----------
                                                       2,125
                                                  ----------
COMPUTER (0.6%):
            510   International Business
                  Machines
                  9.00%, 5/1/98                          510
                                                  ----------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
CREDIT INSTITUTIONS -- PERSONAL (0.6%):
            510   General Electric Credit
                  Corp.
                  8.75%, 11/26/96                 $      524
                                                  ----------
FINANCIAL SERVICES (7.6%):
          1,025   BHP Finance Ltd.
                  6.75%, 11/1/13                         880
            255   Ford Motor Credit Co.
                  9.40%, 11/16/95                        259
          1,000   General Motors Acceptance
                  Co.
                  6.28%*, 6/7/96                         999
          1,000   General Motors Acceptance
                  Co.
                  7.13%, 6/1/99                          985
          1,000   General Motors Acceptance
                  Co.
                  5.50%, 12/15/01                        886
          1,020   Merrill Lynch
                  8.25%, 11/15/99                      1,046
          2,000   Salomon Brothers
                  4.44%, 8/9/95                        1,988
                                                  ----------
                                                       7,043
                                                  ----------
GOVERNMENTS (FOREIGN) (0.5%):
            500   Republic of Iceland
                  6.13%, 2/1/04                          449
                                                  ----------
INDUSTRIAL GOODS & SERVICES (4.4%):
          1,000   American Home Products
                  7.70%, 2/15/00                       1,013
          1,000   Georgia-Pacific
                  9.95%, 6/15/02                       1,116
            700   Philip Morris Co.
                  9.00%, 1/1/01                          746
          1,200   RJR Nabisco, Inc.
                  8.00%, 1/15/00                       1,182
                                                  ----------
                                                       4,057
                                                  ----------
INSURANCE (1.0%):
          1,100   Nationwide Mutual
                  Insurance Surplus
                  7.50%, 2/15/24                         954
                                                  ----------
OIL & GAS EXPLORATION (0.8%):
            700   Atlantic Richfield Co.
                  9.00%, 4/1/21                          765
                                                  ----------
OIL & GAS TRANSMISSION (0.6%):
            510   Shell Oil Co.
                  7.00%, 9/15/95                         511
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
TELECOMMUNICATIONS (2.1%):
            510   GTE Hawaiian Telephone
                  Service
                  9.00%, 12/1/00                  $      525
            510   MCI Communications
                  7.63%, 11/7/96                         514
            360   Northern Telecom Ltd.
                  8.25%, 6/13/96                         366
            510   Southwestern Bell Co.
                  8.30%, 6/1/96                          518
                                                  ----------
                                                       1,923
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 26,189
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (38.0%)
FEDERAL HOME LOAN MORTGAGE CORP.:
            150   8.00%, 5/1/02                          151
            350   8.00%, 8/1/02                          354
            238   8.00%, 6/1/08                          237
            277   8.00%, 11/1/08                         276
FEDERAL NATIONAL MORTGAGE ASSOC.:
            994   8.00%, 1/1/23                          993
          1,562   7.50%, 3/1/24                        1,529
          1,500   9.00%, 5/1/25                        1,549
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          2,815   6.50%, 2/15/09                       2,705
          1,597   9.00%, 2/15/17                       1,654
          1,513   8.50%, 9/15/17                       1,544
            891   9.00%, 6/15/18                         923
          1,667   9.00%, 10/15/19                      1,727
          2,738   9.00%, 12/15/19                      2,836
          1,742   9.00%, 1/15/20                       1,809
          1,128   9.00%, 2/15/20                       1,168
            740   8.50%, 11/15/21                        756
          2,657   7.50%, 8/15/22                       2,600
          1,646   8.50%, 8/15/22                       1,681
          1,228   8.50%, 2/15/23                       1,253
          1,464   7.00%, 10/15/23                      1,389
          1,378   7.50%, 10/15/23                      1,345
          4,794   7.50%, 1/15/24                       4,683
          1,962   7.50%, 5/15/24                       1,916
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        35,078
------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  U.S. TREASURY BONDS (12.5%)
          2,600   8.88%, 2/15/19                  $    3,001
          3,000   8.00%, 11/15/21                      3,188
          2,900   7.13%, 2/15/23                       2,798
          1,500   7.50%, 11/15/24                      1,520
          1,000   7.63%, 2/15/25                       1,035
------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                             11,542
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (14.9%)
          3,000   7.50%, 2/29/96                       3,029
          1,000   7.50%, 12/31/96                      1,015
          1,000   8.00%, 1/15/97                       1,024
          1,000   7.75%, 12/31/99                      1,034
          2,500   7.75%, 1/31/00                       2,585
          3,000   7.13%, 2/29/00                       3,027
          2,000   7.50%, 2/15/05                       2,061
------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                             13,775
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          1,942   Shearson U.S. Treasury Fund          1,942
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,942
------------------------------------------------------------
TOTAL (COST $93,388) (B)                          $   91,366
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $92,202.

(b) Represents costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $      646
                  Unrealized depreciation             (2,668)
                                                  ----------
                  Net unrealized depreciation     $   (2,022)
                                                  ==========

 * Corporate Bonds with floating rates are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (97.6%)
ALTERNATIVE MINIMUM TAX PAPER (11.1%):
          2,500   Student Loan Funding Corp.,
                  Series A
                  5.50%, 12/1/01                  $    2,463
          4,000   Student Loan Funding Corp.,
                  Series A
                  5.85%, 8/1/04                        4,005
------------------------------------------------------------
TOTAL ALTERNATIVE MINIMUM TAX PAPER                    6,468
------------------------------------------------------------
----------------------------------------------
  GENERAL OBLIGATION BONDS (43.2%)
COUNTY, CITY, SPECIAL DISTRICT & SCHOOLS (39.7%):
          1,500   Batavia, Ohio Local School
                  District
                  7.00%, 12/1/14                       1,656
            750   Batavia, Ohio Local School
                  District
                  6.30%, 12/1/22                         769
            500   Canton, Waterworks System
                  5.75%, 12/1/10                         491
          1,325   Clyde-Green Springs Village,
                  Ohio School District
                  6.10%, 12/1/19                       1,302
            500   Columbus, Ohio, Series B
                  6.10%, 1/1/03                          531
          1,500   Columbus, Ohio
                  6.20%, 1/1/04                        1,604
          1,385   Crawford County, Ohio,
                  AMBAC
                  6.75%, 12/1/19                       1,477
          1,000   Cuyahoga Falls, Ohio, MBIA
                  6.00%, 12/1/15                         987
          2,500   Franklin County, Ohio
                  Courthouse
                  6.38%, 12/1/01                       2,724
          1,000   Hilliard, Ohio School
                  District
                  6.15%, 12/1/06                       1,035
          2,500   Indian Valley, Ohio Local
                  School District
                  7.00%, 12/1/14                       2,760
            750   Kings, Ohio Local School
                  District
                  7.00%, 12/1/09                         795
          1,250   Lakeview, Ohio Local School
                  District
                  AMBAC
                  6.95%, 12/1/19                       1,380
            540   Lakewood, Ohio
                  5.40%, 12/1/05                         540

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
            600   Madison County, Ohio
                  7.00%, 12/1/19                  $      667
          1,000   Munroe Falls, Ohio, Series A
                  AMBAC
                  6.95%, 12/1/14                       1,103
            500   Toledo, Ohio, AMBAC
                  6.10%, 12/1/14                         501
          1,820   Trumbull County, Ohio
                  5.75%, 12/1/03                       1,892
            880   Tuscarawas Valley, Ohio
                  Local
                  School District, AMBAC
                  6.00%, 12/1/19                         863
                                                  ----------
                                                      23,077
                                                  ----------
STATE (3.5%):
          2,000   Ohio State, Refunding &
                  Improvement
                  5.50%, 8/1/03                        2,044
------------------------------------------------------------
TOTAL GENERAL OBLIGATION BONDS                        25,121
------------------------------------------------------------
----------------------------------------------
  REVENUE BONDS (43.3%)
HOSPITALS, NURSING HOMES & HEALTH CARE (17.7%):
          2,250   Butler County, Ohio
                  Middletown Regional
                  Hospital, GFIC
                  6.75%, 11/15/10                      2,411
          1,000   Clermont County Hospital
                  Facility
                  6.00%, 9/1/19                          977
          1,720   Franklin County, Riverside
                  Hospital
                  7.25%, 5/15/20                       1,864
          1,000   Garfield Heights, Ohio
                  Marymount Hospital,
                  Refunding & Improvement
                  6.70%, 11/15/15                      1,016
          2,400   Lake County Hospital
                  Improvement Facilities
                  6.38%, 8/15/03                       2,523
          1,480   Lucas County, Ohio Hospital,
                  Series B
                  5.75%, 8/15/03                       1,526
                                                  ----------
                                                      10,317
                                                  ----------
HOUSING (3.1%):
          1,775   Ohio Cap Corp.
                  6.35%, 7/1/22                        1,775
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
PUBLIC FACILITIES (CONVENTION, SPORT) (5.3%):
          2,000   Ohio State Building
                  Authority,
                  Adult Correctional
                  Facilities
                  6.00%, 10/1/07                  $    2,048
          1,000   Ohio State Public
                  Facilities,
                  Higher Education
                  5.88%, 12/1/04                       1,029
                                                  ----------
                                                       3,077
                                                  ----------
UTILITIES (SEWERS, TELEPHONE, ELECTRIC) (17.2%):
            540   Cambridge, Ohio Water
                  System
                  5.50%, 12/1/08                         526
          1,935   Cleveland Public Power
                  Systems, MBIA
                  7.00%, 11/15/24                      2,147
          1,000   Cleveland Public Power
                  Systems, MBIA
                  6.00%, 11/15/02                      1,051
          1,750   Cleveland Regional Sewer
                  District
                  6.75%, 5/15/04                       1,940
          1,000   Cleveland, Ohio Waterworks
                  Series 1-92B
                  6.25%, 1/1/05                        1,055
          1,950   Columbus, Ohio Sewer
                  6.25%, 6/1/08                        2,006
            750   Columbus, Ohio Water
                  Systems
                  6.38%, 11/1/10                         769
            500   Southwest Regional Water,
                  MBIA
                  6.00%, 12/1/20                         488
                                                  ----------
                                                       9,982
                                                  ----------
TOTAL REVENUE BONDS                                   25,151
------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                 56,740
------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (1.9%)
                  Dreyfus Ohio Money Market
          1,131   Institutional Fund              $    1,131
------------------------------------------------------------
Total Investment Companies                             1,131
------------------------------------------------------------
TOTAL (COST $57,596) (B)                              57,871
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of 58,137.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation              1,006
                  Unrealized depreciation               (757)
                                                  ----------
                  Net unrealized appreciation     $      249
                                                  ==========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATION (2.4%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        465,548   7.50%, 4/1/07                   $      465
FEDERAL NATIONAL MORTGAGE ASSOC.:
        968,818   7.40%, 7/25/17                         968
        925,817   6.50%, 4/25/22                         872
      1,500,000   9.00%, 5/1/25                        1,548
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              3,853
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (53.7%)
AEROSPACE/DEFENSE (3.3%):
         21,400   Boeing Co.                           1,177
         11,800   General Dynamics Corp.                 547
         20,300   Lockheed Martin Corp.(c)             1,173
         33,650   Raytheon Co.                         2,448
                                                  ----------
                                                       5,345
                                                  ----------
ALUMINUM (1.4%):
         50,300   Aluminum Co. of America              2,257
                                                  ----------
AUTOMOBILES (1.0%):
          8,000   Chrysler Corp.                         345
          1,200   Fiat - ADR                              24
         45,000   Ford Motor Co.                       1,215
                                                  ----------
                                                       1,584
                                                  ----------
BANKS (4.7%):
            900   BBV - ADR                               24
         54,900   BankAmerica Corp.                    2,718
         28,200   Comerica, Inc.                         811
         13,800   CoreStates Financial Corp.             450
         27,600   First Union Corp.                    1,249
          1,300   IMI - ADR                               24
         33,150   J.P. Morgan & Co., Inc.              2,176
                                                  ----------
                                                       7,452
                                                  ----------
BEVERAGES (1.3%):
         33,900   Anheuser Busch Co., Inc.             1,971
          1,300   Coca-Cola Femsa - ADR                   26
                                                  ----------
                                                       1,997
                                                  ----------
CHEMICALS (1.2%):
         10,100   Dow Chemical Co.                       702
          8,300   Eastman Chemical                       471
          1,200   Imperial Chemical - ADR                 58
         18,200   Lubrizol Corp.                         635
          3,200   Montedison - ADR(c)                     24
          1,000   Norsk Hydro - ADR                       40
                                                  ----------
                                                       1,930
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
COMPUTERS & PERIPHERALS (0.9%):
         13,600   Cisco Systems(c)                $      542
         13,400   Hewlett Packard Co.                    886
                                                  ----------
                                                       1,428
                                                  ----------
CONGLOMERATES (0.0%):
          3,000   Hanson PLC, ADR                         57
                                                  ----------
CONTAINERS (0.4%):
         28,600   Newell Co.                             676
                                                  ----------
COSMETICS & RELATED (0.6%):
         15,400   Avon Products                          974
                                                  ----------
ELECTRICAL EQUIPMENT (1.8%):
         13,100   Emerson Electric Co.                   881
         34,400   General Electric Co.                 1,926
            900   Hitachi - ADR                           92
                                                  ----------
                                                       2,899
                                                  ----------
ELECTRONIC COMPUTING EQUIPMENT (0.7%)
         26,900   Compaq Computer Corp.(c)             1,022
                                                  ----------
ENTERTAINMENT (0.1%)
            450   Matsushita Electric - ADR               76
          1,500   Sony - ADR                              76
                                                  ----------
                                                         152
                                                  ----------
FINANCIAL SERVICES (2.2%):
         26,400   American Express Co.                   917
         15,300   Federal National Mortgage
                    Assoc.                             1,350
         27,300   Household International,
                    Inc.                               1,280
                                                  ----------
                                                       3,547
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         16,500   Supervalu, Inc.                        435
                                                  ----------
FOOD PROCESSING & PACKAGING (0.2%):
         10,000   Sara Lee Corp.                         279
                                                  ----------
FOREST PRODUCTS (2.8%):
         20,300   Georgia Pacific Corp.                1,611
         25,000   International Paper Co.              1,925
         19,700   Union Camp Corp.                       987
                                                  ----------
                                                       4,523
                                                  ----------
HEAVY MACHINERY (0.5%):
          9,000   Deere & Co.                            738
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (0.1%):
          3,100   Johnson & Johnson, Inc.                202
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INSURANCE (1.3%):
         25,100   Allstate                        $      762
         12,000   American General Corp.                 396
          9,200   Chubb Corp.                            736
          3,200   St. Paul Cos., Inc.                    154
                                                  ----------
                                                       2,048
                                                  ----------
MANUFACTURING (0.9%):
         24,700   Allied Signal, Inc.                    979
         12,300   Litton Industries, Inc.(c)             426
                                                  ----------
                                                       1,405
                                                  ----------
MEDICAL SUPPLIES (0.3%):
          6,600   Medtronic, Inc.                        491
                                                  ----------
METALS (0.3%):
          1,300   SKF Corp. - ADR(c)                      27
         17,100   USX U.S. Steel Group                   522
                                                  ----------
                                                         549
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
          1,000   Canon - ADR                             83
          9,700   Pitney Bowes, Inc.                     360
                                                  ----------
                                                         443
                                                  ----------
OIL (7.0%):
         12,000   Atlantic Richfield Co.               1,374
            700   British Petroleum Co., PLC,
                    ADR                                   60
         49,800   Chevron Corp.                        2,359
         15,000   Exxon Corp.                          1,044
         28,700   Mobil Corp.                          2,723
          1,400   Repsol - ADR                            45
            400   Royal Dutch Petroleum - ADR             50
         49,500   Texaco, Inc.                         3,385
          1,000   YPF S.A. - ADR(c)                       20
                                                  ----------
                                                      11,060
                                                  ----------
OIL & GAS EXPLORATION (2.5%):
         52,600   Enron Corp.                          1,788
         60,200   Phillips Petroleum Co.               2,107
                                                  ----------
                                                       3,895
                                                  ----------
OILFIELD EQUIPMENT & SERVICES (0.7%):
         46,500   Baker Hughes, Inc.                   1,046
                                                  ----------
PAINT, VARNISHES & ENAMELS (0.2%):
          7,700   Sherwin Williams Co.                   274
                                                  ----------
PAPER (0.0%):
            800   Fletcher Challange - ADR                22
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
PHARMACEUTICALS (3.4%):
         49,000   Abbott Laboratories             $    1,929
         11,400   American Home Products Corp.           879
         13,600   Merck & Co., Inc.                      583
         11,900   Pfizer, Inc.                         1,031
         12,100   Schering-Plough                        912
          1,400   SmithKline Beecham                      54
                                                  ----------
                                                       5,388
                                                  ----------
PUBLISHING (0.2%):
          3,800   Dun & Bradstreet Corp.                 198
          2,500   News Corp. - ADR(c)                     49
                                                  ----------
                                                         247
                                                  ----------
RETAIL (1.7%):
          9,700   Dayton Hudson Corp.                    651
         21,900   Pep Boys-Manny, Moe & Jack             564
         14,500   Sears & Roebuck Co.                    787
          7,500   Wal Mart Stores, Inc.                  178
         10,900   Walgreen Co.                           512
                                                  ----------
                                                       2,692
                                                  ----------
SEMICONDUCTORS (0.8%):
         11,850   Intel Corp.                          1,213
            600   Kyocera - ADR                           94
                                                  ----------
                                                       1,307
                                                  ----------
SHOES, LEATHER GOODS & CLOTHING (0.1%):
          4,400   Reebok International Ltd.              138
                                                  ----------
SOAPS & CLEANING AGENTS (0.1%):
          1,300   Procter & Gamble Co.                    91
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.1%):
         13,650   Microsoft Corp.(c)                   1,118
         32,000   Novell, Inc.(c)                        696
                                                  ----------
                                                       1,814
                                                  ----------
STEEL (0.1%):
          2,100   British Steel - ADR                     57
            800   Broken Hill Proprietary -
                    ADR                                   46
          2,300   Worthington Industries, Inc.            43
                                                  ----------
                                                         146
TELECOMMUNICATIONS (0.3%):
         26,800   Comsat Corp.                           536
                                                  ----------
TOBACCO & TOBACCO PRODUCTS (0.8%):
          4,000   B.A.T. Industries - ADR                 60
         16,500   Philip Morris Cos., Inc.             1,118
          3,900   UST, Inc.                              110
                                                  ----------
                                                       1,288
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TOOLS & HARDWARE MANUFACTURING (0.3%):
         11,100   Stanley Works                   $      440
                                                  ----------
TRANSPORTATION (0.0%):
            900   British Airways -ADR                    58
          3,000   TMM - ADR                               20
                                                  ----------
                                                          78
                                                  ----------
UTILITIES - ELECTRIC & GAS (3.3%):
         64,900   Consolidated Edison Co. NY,
                  Inc.                                 1,801
         20,300   Duquesne Light Co.                     685
         83,300   Texas Utilities Co.                  2,718
                                                  ----------
                                                       5,204
                                                  ----------
UTILITIES - TELECOMMUNICATIONS (4.5%):
         68,600   A T & T Corp.                        3,481
            900   British Telecom - ADR                   56
         60,500   GTE Corp.                            2,065
          1,000   Hong Kong Telecom - ADR                 20
          9,000   MCI Telecommunications
                  Corp.                                  196
         31,000   Nynex Corp.                          1,267
          1,000   Telefonica De Espana -
                  ADR(c)                                  37
          1,000   Telephones De Mexico - ADR              30
            700   Telephonos De Chile - ADR               48
                                                  ----------
                                                       7,200
------------------------------------------------------------
  TOTAL COMMON STOCKS                                 85,299
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS - FOREIGN (0.7%)
BRITAIN (0.0%):
  PUBLISHING (0.0%):
          2,200   Reed Elsevier International             28
                                                  ----------
  FOOD MANUFACTURING (0.0%):
          5,000   United Biscuits                         28
------------------------------------------------------------
  TOTAL BRITAIN                                           56
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FRANCE (0.1%):
  AUTOMOBILES (0.0%):
            200   PSA Peugeot Citroen             $       29
                                                  ----------
    BANKS (0.0%):
            500   Cie Financiere De Paribas-A             30
                                                  ----------
  BUILDING MATERIALS (0.0%):
            250   Compagnie De Saint Gobain               32
                                                  ----------
  OIL & GAS PRODUCTION (0.0%):
            400   Elf Aquitaine                           32
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            300   Alcatel-Alsthom                         28
                                                  ----------
  UTILITIES - WATER (0.0%):
            300   Cie Generale Des Eaux                   32
------------------------------------------------------------
  TOTAL FRANCE                                           183
------------------------------------------------------------
GERMANY (0.1%):
  AUTOMOBILES (0.0%):
             90   Volkswagen                              25
                                                  ----------
  CHEMICALS (0.0%):
            100   Bayer                                   25
                                                  ----------
  MACHINERY & ENGINEERING (0.0%):
            100   Mannesmann                              27
                                                  ----------
  MANUFACTURING (0.0%):
             50   Siemens(c)                              25
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
             70   Veba                                    26
------------------------------------------------------------
  TOTAL GERMANY                                          128
------------------------------------------------------------
HOLLAND (0.1%):
  BANKING (0.0%):
            700   ABN/Amro Holding                        27
                                                  ----------
  CHEMICALS (0.0%):
            200   Akzo Nobel NV                           23
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            700   Koninklijke PTT NED NV                  25
------------------------------------------------------------
  TOTAL HOLLAND                                           75
------------------------------------------------------------
HONG KONG (0.0%):
  BROKERAGE (0.0%):
         20,000   Peregrine Inv                           21
                                                  ----------
  REAL ESTATE (0.0%):
          5,000   Cheung Kong                             21
------------------------------------------------------------
  TOTAL HONG KONG                                         42
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
JAPAN (0.3%):
  AUTOMOBILES (0.0%):
          2,000   Nippon Denso Co., Ltd.          $       40
                                                  ----------
  BANKS (0.1%):
          2,000   Mitsubishi Bank                         49
          2,000   Sumitomo Bank                           43
                                                  ----------
                                                          92
                                                  ----------
  CHEMICALS (0.0%):
          6,000   Mitsubishi Chemical, Inc.               35
          5,000   Toray Industries, Inc.(c)               35
                                                  ----------
                                                          70
                                                  ----------
  CONSTRUCTION (0.0%):
          4,000   Kajima Corp.                            40
                                                  ----------
  HOUSEHOLD PRODUCTS (0.0%):
          3,000   Kao Corp.                               37
                                                  ----------
  PAPER (0.0%):
          3,000   New Oji Paper Co., Ltd.                 34
                                                  ----------
  PHARMACEUTICALS (0.0%):
          1,000   Sankyo Co., Ltd.                        24
                                                  ----------
  RETAIL (0.1%):
          1,000   Ito Yokado Co.                          54
          2,000   Marui Co., Ltd.                         31
                                                  ----------
                                                          85
                                                  ----------
  RUBBER & RUBBER PRODUCTS (0.0%):
          2,000   Bridgestone                             32
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
          1,100   Tokyo Electric Power                    35
                                                  ----------
  UTILITIES - WATER (0.0%):
          1,000   Kurita Water Ind.                       24
------------------------------------------------------------
  TOTAL JAPAN                                            513
------------------------------------------------------------
SWITZERLAND (0.1%):
  ENGINEERING (0.0%):
             25   Brown Boveri Series A                   25
                                                  ----------
  FOOD MANUFACTURING (0.0%):
             25   Nestle SA Registered                    24
                                                  ----------
  PHARMACEUTICALS (0.0%):
              5   Roche Genussshein                       30
------------------------------------------------------------
  TOTAL SWITZERLAND                                       79
------------------------------------------------------------
  TOTAL FOREIGN COMMON STOCKS                          1,076
------------------------------------------------------------
----------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (0.2%)
  AUTOMOTIVE (0.2%):
           4300   Ford Motor Co.                         379
------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                     379
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  CORPORATE BONDS (11.1%)
BANKING (3.1%):
        300,000   BankAmerica Corp., 9.63%,
                  2/13/01                         $      328
        800,000   Crestar Finance Corp.,
                    8.75%,
                  11/15/04                               849
      1,000,000   First Bank System, 8.00%,
                  7/2/04                               1,027
      1,200,000   First Union Corp., 9.45%,
                  8/15/01                              1,329
        500,000   NationsBank Corp., 5.38%,
                  12/1/95                                497
        300,000   SunTrust Banks Inc., 7.38%,
                  7/1/02                                 300
        500,000   Wells Fargo & Co., 8.75%,
                  5/1/02                                 531
                                                  ----------
                                                       4,861
                                                  ----------
BROKERAGE SERVICES (0.5%):
        750,000   Morgan Stanley, 8.88%,
                  10/15/01                               792
                                                  ----------
COMPUTER (0.2%):
        300,000   International Business
                  Machines, 9.00%, 5/1/98                300
                                                  ----------
FINANCIAL SERVICES (2.9%):
      1,000,000   Associates, 7.50%, 10/15/96          1,010
        800,000   BHP Finance Ltd., 6.75%,
                  11/1/13                                687
        500,000   General Motors Acceptance
                  Corp., 5.50%, 12/15/01                 443
      1,000,000   Merrill Lynch Corp., 8.25%,
                  11/15/99                             1,025
        500,000   Merrill Lynch Corp., 4.75%,
                  6/24/96                                488
      1,000,000   Morgan Stanley, 7.25%,
                  10/15/23                               835
        200,000   U.S. West Capital Funding,
                  Inc., 8.00%, 10/15/96                  203
                                                  ----------
                                                       4,691
                                                  ----------
GOVERNMENTS (FOREIGN) (0.2%):
        300,000   Republic of Iceland, 6.13%,
                  2/1/04                                 269
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INDUSTRIAL GOODS & SERVICES (3.0%):
        500,000   American Home Products,
                  7.70%, 2/15/00                  $      506
      1,500,000   General Motors, 9.13%,
                  7/15/01                              1,605
        500,000   Georgia-Pacific, 9.95%,
                  6/15/02                                558
        900,000   Philip Morris, 9.00%, 1/1/01           960
        700,000   RJR Nabisco, Inc., 8.00%,
                  1/15/00                                690
        500,000   Waste Management, 7.88%,
                  8/15/96                                506
                                                  ----------
                                                       4,825
                                                  ----------
INSURANCE (0.7%):
      1,200,000   Nationwide Mutual Insurance
                  Surplus, 7.50%, 2/15/24              1,041
                                                  ----------
OIL & GAS EXPLORATION (0.3%):
        500,000   Atlantic Richfield Co.,
                    9.00%,
                  4/1/21                                 546
                                                  ----------
TELECOMMUNICATIONS (0.2%):
        300,000   Southwestern Bell Co.,
                    8.30%,
                  6/1/96                                 305
------------------------------------------------------------
  TOTAL CORPORATE BONDS                               17,630
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (0.3%)
        500,000   General Motors Acceptance
                  Corp., 5.66%*, 6/7/96                  499
------------------------------------------------------------
  TOTAL FLOATING RATE NOTES                              499
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (0.9%)
      1,500,000   Salomon Brothers, 4.44%,
                  8/9/95                               1,491
------------------------------------------------------------
  TOTAL MEDIUM TERM NOTES                              1,491
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        133,439   8.00%, 5/1/02                          135
FEDERAL NATIONAL MORTGAGE ASSOC.:
      2,250,200   6.00%, 11/1/08                       2,116
      1,837,646   7.50%, 3/1/24                        1,798

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
      1,802,848   6.50%, 2/15/09                  $    1,730
        251,367   9.50%, 7/15/09                         264
      1,514,925   9.00%, 10/15/16                      1,573
        226,173   9.00%, 11/15/16                        234
        850,334   9.00%, 6/15/18                         881
         25,890   10.00%, 10/15/18                        28
        779,707   9.00%, 9/15/19                         807
      1,188,568   9.00%, 10/15/19                      1,231
      1,483,116   9.00%, 12/15/19                      1,536
        870,959   9.00%, 1/15/20                         904
        557,334   9.00%, 2/15/20                         577
      1,667,441   8.50%, 5/15/20                       1,701
        610,779   8.50%, 4/15/21                         623
        828,801   7.50%, 12/15/22                        811
        462,219   8.50%, 3/15/23                         472
        951,881   7.50%, 11/15/23                        930
      2,013,452   7.50%, 1/15/24                       1,967
      1,471,279   7.50%, 5/15/24                       1,437
      3,046,512   8.50%, 9/15/24                       3,111
------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                      24,866
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY BONDS (2.6%)
        700,000   8.88%, 2/15/19                         808
      2,000,000   7.13%, 2/15/23                       1,929
      1,400,000   7.50%, 11/15/24                      1,419
------------------------------------------------------------
  TOTAL U.S. TREASURY BONDS                            4,156
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (7.7%)
      1,300,000   5.88%, 5/15/95                       1,300
      1,000,000   7.50%, 12/31/96                      1,015
        500,000   7.13%, 9/30/99                         505
      1,000,000   7.75%, 12/31/99                      1,034
      4,700,000   7.75%, 1/31/00                       4,860
      1,000,000   7.13%, 2/29/00                       1,009
      1,500,000   7.25%, 5/15/04                       1,518
      1,000,000   7.50%, 2/15/05                       1,031
------------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                           12,272
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (4.7%)
        126,487   Federated Treasury
                    Obligation
                  Fund                            $      127
          5,600   Global Privatization Fund               68
          6,000   Italy Fund, Inc. - ADR                  49
          2,300   Latin American Equity
                  Fund(c)                                 34
          2,000   Malaysian Fund                          35
      7,109,522   Shearson U.S. Treasury Fund          7,110
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           7,423
------------------------------------------------------------
TOTAL (COST - $151,871)(B)                        $  158,944
---------------------------------------------------------
CURRENCY
            200   French Franc                             0
     42,346,513   Japanese Yen                           504
------------------------------------------------------------
  TOTAL CURRENCY                                         504
------------------------------------------------------------

---------------

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

(a) Percentages indicated are based on net assets of $158,762.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    6,153
                  Unrealized depreciation               (216)
                                                  ----------
                  Net unrealized appreciation     $    5,937
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (7.9%)
FINANCIAL SERVICES (7.9%):
      1,500,000   American Express, 5.90%,
                    5/3/95                        $  1,500
      2,000,000   Ford Motor Credit Co.,
                    5.91%, 5/1/95                    2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.00%, 5/10/95            2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.16%, 5/10/95            2,000
        900,000   Prudential Funding, 5.91%,
                    5/10/95                            900
----------------------------------------------------------
TOTAL COMMERCIAL PAPER                               8,400
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (90.6%)
ADVERTISING (0.1%):
          1,986   Interpublic Group Cos., Inc.          75
                                                  --------
AEROSPACE/DEFENSE (1.4%):
          8,666   Boeing Co.                           477
          1,600   General Dynamics Corp.                74
          4,761   Lockheed Martin Corp.(c)             275
          3,046   McDonnell Douglas                    189
          1,298   Northrop Grumman Corp.                64
          5,620   Rockwell International Corp.         245
          2,280   Textron, Inc.                        130
                                                  --------
                                                     1,454
                                                  --------
AIRCRAFT & AIRCRAFT PARTS (0.2%):
          3,204   United Technologies Corp.            234
                                                  --------
AIR FREIGHT (0.1%):
          1,906   AMR Corp. Delaware(c)                128
          1,534   U.S. Air Group, Inc.(c)               11
                                                  --------
                                                       139
                                                  --------
AIRLINES (0.1%):
          1,237   Delta Air Lines                       81
                                                  --------
ALUMINUM (0.2%):
          4,560   Aluminum Co. of America              205
                                                  --------
APPAREL (0.0%):
          2,002   Liz Claiborne, Inc.                   36
                                                  --------
AUTOMOBILES (1.9%):
          9,021   Chrysler Corp.                       389
         26,094   Ford Motor Co.                       704
         19,240   General Motors                       868
          1,900   Navistar International
                    Corp.(c)                            27
            972   Paccar, Inc.                          45
                                                  --------
                                                     2,033
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
AUTOMOTIVE PARTS (0.5%):
          1,104   Cummins Engine, Inc.            $     49
          2,558   Dana Corp.                            66
          1,928   Eaton Corp.                          111
          1,454   Echlin, Inc.                          53
          3,114   Genuine Parts Co.                    121
            294   SPX Corp.                              4
            145   Strattec Strategy Corp.(c)             2
          1,631   TRW, Inc.                            121
                                                  --------
                                                       527
                                                  --------
BANKS (3.3%):
          2,733   Bank of Boston Corp.                  91
          9,491   BankAmerica Corp.                    470
          2,022   Bankers Trust New York               110
          2,516   Barnett Banks, Inc.                  118
          3,236   Boatmens Bancshares, Inc.            107
          4,577   Chase Manhattan Corp.                200
          6,187   Chemical Banking Corp.               258
          2,322   First Chicago Corp.                  128
          2,064   First Fidelity Bancorp.               99
          1,906   First Interstate Bancorp.            146
          4,464   First Union Corp.                    202
          4,813   J.P. Morgan & Co., Inc.              316
          7,014   NationsBank Corp.                    351
          7,849   Norwest Corp.                        208
          6,014   PNC Bank Corp.                       151
          3,024   SunTrust Banks, Inc.                 164
          4,322   Wachovia Corp.                       152
          1,315   Wells Fargo & Co.                    218
                                                  --------
                                                     3,489
                                                  --------
BANKS -- MONEY CENTERS (REGIONAL) (0.8%):
         10,090   Citicorp                             468
          3,607   CoreStates Financial Corp.           118
          1,531   Golden West Financial Corp.
                    Delaware                            70
          3,947   NBD Bancorp., Inc.                   121
          3,850   National City Corp.                  105
                                                  --------
                                                       882
                                                  --------
BANKS -- OUTSIDE MONEY CENTER (0.3%):
         10,348   Banc One Corp.                       305
                                                  --------
BEVERAGES (3.3%):
          6,558   Anheuser Busch Co., Inc.             381
          1,721   Brown Forman Corp., Class B           57
         32,812   Coca Cola Co.                      1,907
            943   Coors Adolph Co., Class B             15
         20,182   PepsiCo, Inc.                        840
          9,471   Seagram Co. Limited                  257
                                                  --------
                                                     3,457
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
BUILDING MATERIALS (0.6%):
            943   Armstrong World Industries,
                    Inc.                          $     43
            766   Centex Corp.                          18
            746   Crane Co.                             26
          1,160   Fleetwood Enterprises, Inc.           27
            804   Kaufman & Broad Home Corp.            10
          4,031   Masco Corp.                          103
          2,946   Monsanto Co.                         245
          3,754   Morton International, Inc.           116
          1,121   Owens Corning Fiberglas
                    Corp.(c)                            41
            707   Pulte Corp.                           15
            255   Skyline Corp.                          4
                                                  --------
                                                       648
                                                  --------
CHEMICALS (0.1%):
          1,748   Great Lakes Chemical                 103
                                                  --------
CHEMICALS -- GENERAL (2.8%):
          2,868   Air Products & Chemicals,
                    Inc.                               144
          7,106   Dow Chemical Co.                     494
         17,394   E.I. Du Pont De Nemours Co.        1,146
          2,073   Eastman Chemical                     118
          1,732   Ecolab, Inc.                          40
            924   FMC Corp.(c)                          57
            491   First Mississippi Corp.               12
          2,963   Hercules, Inc.                       148
          1,925   Mallinckrodt                          69
          1,709   Nalco Chemical Co.                    60
          5,404   PPG Industries, Inc.                 213
          3,459   Praxair, Inc.                         82
          1,689   Rohm & Haas Co.                       98
          1,300   Sigma-Aldrich                         57
          3,812   Union Carbide Corp.                  122
          2,358   W.R. Grace & Co.                     126
                                                  --------
                                                     2,986
                                                  --------
CHEMICALS -- SPECIALTY (0.1%):
          1,354   Avery Dennison Corp.                  55
                                                  --------
COMPUTERS & PERIPHERALS (3.1%):
          2,968   Amdahl Corp.(c)                       35
          2,988   Apple Computer, Inc.                 114
          6,550   Cisco Systems(c)                     261
          1,356   Computer Sciences Corp.(c)            67
            688   Cray Research, Inc.(c)                13
            904   Data General Corp.(c)                  7
          3,621   Digital Equipment Corp.(c)           167
         13,010   Hewlett Packard Corp.(c)             860
         14,942   International Business
                    Machines Corp.                   1,416
          1,098   Integraph Corp.(c)                    12

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
          3,650   Silicon Graphics(c)             $    137
          2,452   Sun Microsystems, Inc.(c)             98
          2,949   Tandem Computers, Inc.(c)             37
          4,386   Unisys Corp.(c)                       45
                                                  --------
                                                     3,269
                                                  --------
CONGLOMERATES (0.8%):
          5,849   Corning Glass Works                  195
         10,724   Minnesota Mining &
                    Manufacturing Co.                  639
                                                  --------
                                                       834
                                                  --------
CONSTRUCTION (0.0%):
            924   Foster Wheeler Corp.                  34
                                                  --------
CONSUMER CREDIT (0.2%):
          4,384   Dean Witter Discover & Co.           186
                                                  --------
CONSUMER GOODS (0.1%):
          1,867   American Greetings Corp.              51
          1,160   Jostens, Inc.                         23
                                                  --------
                                                        74
                                                  --------
CONTAINERS -- METAL, GLASS, PAPER, PLASTIC (0.4%):
            727   Ball Corp.                            25
          1,257   Bemis, Inc.                           35
          2,280   Crown, Cork & Seal, Inc.(c)           97
          1,121   Federal Paper Board, Inc.             33
          3,990   Newell Co.                            94
          4,147   Rubbermaid, Inc.                     122
          2,343   Stone Container Corp.(c)              46
                                                  --------
                                                       452
                                                  --------
COSMETICS & RELATED (0.8%):
            727   Alberto Culver Co.                    23
          1,748   Avon Products                        110
          2,358   Dial Corp.                            57
          5,620   Gillette Co.                         461
          2,789   International Flavor &
                    Fragrance, Inc.                    143
                                                  --------
                                                       794
                                                  --------
DEPARTMENT STORES (0.4%):
          2,849   Dillard Department Stores,
                  Inc., Class A                         74
          5,934   J. C. Penney                         260
            943   Mercantile Stores, Inc.               42
                                                  --------
                                                       376
                                                  --------
DIVERSIFIED -- CONGLOMERATES, HOLDINGS (0.3%):
          2,746   International Telephone &
                    Telegraph                          287
          1,218   National Service Industries,
                    Inc.                                34
                                                  --------
                                                       321
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
DRUG STORES (0.1%):
            491   Longs Drug Stores Corp.         $     17
          2,180   Rite Aid Corp.                        51
                                                  --------
                                                        68
                                                  --------
ELECTRICAL EQUIPMENT (3.1%):
          1,179   Bally Manufacturing Corp.(c)          12
          2,890   DSC Communications Corp.(c)          107
          5,698   Emerson Electric Co.                 383
         43,648   General Electric Co.               2,444
          1,082   Johnson Controls, Inc.                59
            472   Thomas & Betts Corp.                  30
          1,257   W.W. Grainger, Inc.                   76
          9,121   Westinghouse Electric Corp.          137
                                                  --------
                                                     3,248
                                                  --------
ELECTRICAL SERVICES (0.1%):
          2,950   General Public Utilities
                    Corp.                               84
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.2%):
          6,609   Compaq Computer Corp.(c)             251
                                                  --------
ELECTRONIC & ELECTRICAL -- GENERAL (2.1%):
          2,419   Advanced Micro Devices(c)             87
          5,366   Amp, Inc.                            229
            967   Andrew Corp.(c)                       48
          2,968   Cooper Industries                    116
          1,415   E G & G, Inc.                         24
          1,179   General Signal Corp.                  44
            982   Harris Corp.                          46
          3,259   Honeywell, Inc.                      126
         14,954   Motorola, Inc.                       850
          3,111   National Semiconductor
                    Corp.(c)                            71
          3,179   Raytheon Co.                         231
          1,825   Tandy Corp.                           90
            746   Tektronix, Inc.                       34
          2,322   Texas Instruments, Inc.              246
                                                  --------
                                                     2,242
                                                  --------
ELECTRONICS -- DEFENSE RELATED (0.1%):
            885   E Systems, Inc.                       56
          2,103   Loral Corp.                           99
                                                  --------
                                                       155
                                                  --------
ENTERTAINMENT (1.1%):
          2,397   Brunswick Corp.                       51
          2,280   Hasbro, Inc.                          72
            943   King World Productions(c)             38
          4,034   Lowes Cos., Inc.                     116
          2,634   Promus Cos., Inc.(c)                 101
         13,668   Walt Disney Co.                      757
                                                  --------
                                                     1,135
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ENVIRONMENTAL CONTROL (0.1%):
          7,000   Laidlaw, Inc., Class B          $     63
                                                  --------
FINANCIAL SERVICES (3.3%):
         12,900   American Express Co.                 448
          3,576   Automatic Data Processing,
                  Inc.                                 230
          4,700   Bank of New York Co., Inc.           155
          1,376   Beneficial Corp.                      56
          1,121   Ceridian Corp.(c)                     39
          4,619   Federal Home Loan Mortgage
                  Corp.                                301
          6,996   Federal National Mortgage
                  Corp.                                617
          3,498   Fleet Financial Group                115
          2,103   Fluor Corp.                          108
          3,421   Great Western Financial
                    Corp.                               72
          3,007   H.F. Ahmanson & Co.                   63
          2,477   Household International,
                    Inc.                               116
          3,782   MBNA Corp.                           114
          3,746   Mellon Bank Corp.                    147
          4,904   Merrill Lynch & Co., Inc.            223
          2,710   Salomon, Inc.                         98
          3,077   Shawmut National Corp.                82
          1,745   Transamerica Corp.                    99
          8,168   Travelers, Inc.                      338
          2,545   U.S. Bancorp                          70
                                                  --------
                                                     3,491
                                                  --------
FOOD DISTRIBUTORS (0.2%):
          6,505   Albertsons, Inc.                     206
                                                  --------
FOOD DISTRIBUTORS (SUPERMARKETS &
  WHOLESALERS) (0.4%):
            943   Fleming Cos., Inc.                    23
            963   Great Atlantic & Pacific
                    Tea,
                  Inc.                                  24
          2,952   Kroger Co.(c)                         75
          1,848   Supervalu, Inc.                       49
          4,716   Sysco Corp.                          132
          1,925   Winn Dixie Stores, Inc.              107
                                                  --------
                                                       410
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
FOOD PROCESSING & PACKAGING (2.6%):
         13,201   Archer Daniels Midland Co.      $    241
          3,731   CPC International, Inc.              219
          6,286   Campbell Soup Co.                    322
          6,286   ConAgra, Inc.                        209
          4,047   General Mills                        247
          6,325   H.J. Heinz Co.                       266
          2,219   Hershey Foods Corp.                  116
          5,656   Kellogg Co.                          359
          2,209   Pioneer Hi-Bred
                    International,
                  Inc.                                  83
          3,396   Quaker Oats Co.                      122
          2,513   Ralston-Ralston Purina Group         119
         12,300   Sara Lee Corp.                       343
          3,007   Wm. Wrigley Jr., Co.                 133
                                                  --------
                                                     2,779
                                                  --------
FOREST PRODUCTS -- LUMBER & PAPER (1.7%):
          1,379   Alco Standard Corp.                   98
          1,163   Boise Casacade Corp.                  38
          2,358   Champion International Corp.         104
          2,319   Georgia Pacific Corp.                184
          3,204   International Paper Co.              247
          2,083   James River Corp. Virginia            57
          4,047   Kimberly Clark Corp.                 229
          2,810   Louisiana Pacific Corp.               72
          1,554   Mead Corp.                            80
          2,555   Moore Corp. Ltd.                      50
            727   Potlatch Corp.                        31
          1,886   Scott Paper Co.                      168
          1,415   Temple Inland, Inc.                   62
          1,828   Union Camp Corp.                      92
          1,670   Westvaco Corp.                        70
          5,288   Weyerhauser Co.                      222
                                                  --------
                                                     1,804
                                                  --------
FUNERAL SERVICES (0.1%):
          2,422   Service Corp. International           68
                                                  --------
FURNITURE (0.1%):
          2,771   Maytag Corp.                          48
          1,100   Zenith Electronics(c)                  8
                                                  --------
                                                        56
                                                  --------
GOLD & SILVER MINING (0.0%):
          3,300   Santa Fe Pacific Gold Corp.           42
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HEALTH CARE (0.4%):
          9,278   Columbia HCA Healthcare         $    390
                                                  --------
HEAVY MACHINERY (0.9%):
          3,556   Baker Hughes, Inc.                    80
          5,148   Caterpillar Tractor, Inc.            301
            452   Clark Equipment Co.(c)                39
          2,222   Deere & Co.                          182
          1,169   Harnischfeger Industries,
                    Inc.                                34
          2,733   Ingersoll Rand Co.                    98
          1,357   McDermott International,
                    Inc.                                37
          1,879   Tyco Laboratories, Inc.               99
          1,118   Varity Corp.(c)                       47
                                                  --------
                                                       917
                                                  --------
HOSPITAL & NURSING EQUIPMENT (1.0%):
          1,357   Bard C.R., Inc.                       40
         16,383   Johnson & Johnson, Inc.            1,065
                                                  --------
                                                     1,105
                                                  --------
HOTELS & MOTELS (0.1%):
          1,198   Hilton Hotels Corp.                   91
                                                  --------
HOUSEHOLD GOODS -- APPLIANCES & FURNITURE
  (0.2%):
            316   Bassett Furniture Ind.                 8
          1,732   Premark International, Inc.           84
          1,928   Whirlpool Corp.                      106
                                                  --------
                                                       198
                                                  --------
INDUSTRIAL SERVICES (0.7%):
          7,820   American Home Products Corp.         603
          1,434   Dover Corp.                           93
                                                  --------
                                                       696
                                                  --------
INSURANCE -- LIFE (0.5%):
          1,237   Jefferson Pilot Corp.                 70
          2,474   Providian Corp.                       84
          1,867   Torchmark Corp.                       73
          4,350   United Healthcare                    158
          4,050   U.S. Healthcare, Inc.                108
            530   USLIFE Corp.                          20
                                                  --------
                                                       513
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
INSURANCE -- MULTI-LINE (2.0%):
          2,910   Aetna Life & Casualty Co.       $    166
          1,101   Alexander & Alexander
                  Services, Inc.                        26
          5,262   American General Corp.               174
          8,091   American International
                  Group, Inc.                          864
          1,848   Cigna Corp.                          134
          1,415   Continental Corp.                     28
          2,142   General Re Corp.                     273
          2,377   Lincoln National Corp.                97
          1,867   Marsh & McLennan Cos., Inc.          146
          1,612   SafeCo Corp.                          91
          2,142   St. Paul Cos., Inc.                  103
          2,242   USF & G Corp.                         33
                                                  --------
                                                     2,135
                                                  --------
INSURANCE -- PROPERTY, CASUALTY, HEALTH (0.2%):
          2,180   Chubb Corp.                          174
          1,800   UNUM Corp.                            77
                                                  --------
                                                       251
                                                  --------
LEISURE -- RECREATION, GAMING (0.0%):
            885   Handleman Co.                          9
                                                  --------
MACHINE TOOLS (0.0%):
            885   Cincinnati Milacron, Inc.             24
            904   Giddings & Lewis, Inc.                16
                                                  --------
                                                        40
                                                  --------
MANUFACTURING -- CAPITAL GOODS (0.2%):
          2,949   Illinois Tool Works, Inc.            148
            707   Trinova Corp.                         25
                                                  --------
                                                       173
                                                  --------
MANUFACTURING -- CONSUMER GOODS (0.1%):
            491   Outboard Marine Corp.                 11
          1,415   Teledyne, Inc.(c)                     35
          1,360   Western Atlas(c)                      61
                                                  --------
                                                       107
                                                  --------
MANUFACTURING -- MISCELLANEOUS (1.0%):
          7,212   Allied Signal, Inc.                  286
            726   Briggs & Stratton Corp.               26
            607   Millipore Corp.                       37
            866   Morrison Knudsen Corp.                 7
          2,901   Pall Corp.                            68
          1,218   Parker-Hannifin Corp.                 63
          4,047   Unilever N.V.                        541
          2,671   Whitman Corp.                         49
                                                  --------
                                                     1,077
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MEDICAL SERVICES (0.2%):
          2,203   Beverly Enterprises, Inc.(c)    $     32
          1,121   Community Psychiatric
                  Centers, Inc.                         15
          1,544   Manor Care, Inc.                      45
          5,025   National Medical
                    Enterprises, Inc.(c)                85
                                                  --------
                                                       177
                                                  --------
MEDICAL SUPPLIES (0.7%):
          1,473   Bausch & Lomb, Inc.                   57
          7,235   Baxter International, Inc.           251
          1,706   Becton Dickinson & Co.                95
          2,888   Biomet, Inc.(c)                       51
            200   Boston Scientific Corp.(c)             5
          2,908   Medtronic, Inc.                      216
          1,179   St. Jude Medical, Inc.                51
          1,415   United States Surgical Corp.          31
                                                  --------
                                                       757
                                                  --------
METALS -- FABRICATION (0.6%):
          5,769   Alcan Aluminum Ltd.                  164
          1,101   Asarco, Inc.                          30
          2,400   Cyprus Amax Minerals                  67
          3,498   Homestake Mining Co.                  59
          1,124   Inland Steel Industries,
                    Inc.                                29
          2,227   Newmont Mining Corp.                  93
          1,828   Phelps Dodge Corp.                   104
          1,573   Reynolds Metals Co.                   79
                                                  --------
                                                       625
                                                  --------
METAL & MINERAL PRODUCTION (0.6%):
          2,713   Armco, Inc.                           19
          8,877   Barrick Gold Corp.                   214
          2,839   Bethlehem Steel Corp.(c)              40
          2,830   Echo Bay Mines Ltd.                   27
          2,447   Englehard Corp.                       94
          3,010   Inco Ltd.                             78
          2,261   Nucor Corp.                          109
          1,913   USX U.S. Steel Group                  58
                                                  --------
                                                       639
                                                  --------
NEWSPAPERS (0.5%):
          3,534   Gannett Co., Inc.                    186
          1,395   Knight-Ridder, Inc.                   76
          2,552   New York Times Co., Class A           58
          3,282   Times Mirror Co., Class A             59
          1,670   Tribune Co.                           99
                                                  --------
                                                       478
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (0.5%):
          4,009   Pitney Bowes, Inc.                   149
          2,713   Xerox Corp.                          334
                                                  --------
                                                       483
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OIL & GAS EXPLORATION AND PRODUCTION (1.7%):
          2,358   Amerada Hess Corp.              $    119
          1,573   Ashland, Inc.                         58
          2,623   Coastal Corp.                         78
          1,237   Columbia Gas System(c)                36
            530   Eastern Enterprises                   16
          6,473   Enron Corp.                          220
          1,670   Enserch Corp.                         29
            669   Helmerich & Payne, Inc.               20
          1,298   Kerr-McGee Corp.                      67
            885   Louisiana Land &
                  Exploration Co.                       32
          3,085   Noram Energy Corp.                    19
          7,962   Occidental Petroleum Corp.           183
            688   Oneok, Inc.                           13
          2,516   Oryx Energy Co.(c)                    35
          1,160   Pennzoil Co.                          57
          6,622   Phillips Petroleum Co.               232
          2,122   Rowan Cos.(c)                         15
          2,319   Sante Fe Energy Resources,
                  Inc.(c)                               22
          2,261   Sonat, Inc.                           69
          2,752   Sun Co., Inc.                         83
          7,290   USX - Marathon Group                 137
          6,231   Unocal Corp.                         179
          2,294   Williams Co., Inc.                    75
                                                  --------
                                                     1,794
                                                  --------
OIL & GAS PRODUCTION (1.2%):
          3,201   Burlington Resource, Inc.            125
         10,139   Mobil Corp.                          962
          4,664   Tenneco, Inc.                        214
                                                  --------
                                                     1,301
                                                  --------
OIL -- INTEGRATED COMPANIES (6.0%):
         12,655   Amoco Corp.                          830
          4,128   Atlantic Richfield Co.               473
         16,606   Chevron Corp.                        787
         31,639   Exxon Corp.                        2,203
         13,637   Royal Dutch Petroleum Co.          1,691
          6,583   Texaco, Inc.                         450
                                                  --------
                                                     6,434
                                                  --------
OILFIELD EQUIPMENT & SERVICES (0.6%):
          4,718   Dresser Industries, Inc.             103
          2,868   Halliburton Co.                      110
          6,231   Schlumberger Limited                 392
                                                  --------
                                                       605
                                                  --------
PAINT, VARNISHES & ENAMELS (0.1%):
          2,200   Sherwin Williams Co.                  78
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
PHARMACEUTICALS (4.9%):
         20,544   Abbott Laboratories             $    809
          1,570   Allergan, Inc.                        43
          2,106   Alza Corp., Class A(c)                41
         13,066   Bristol-Myers Squibb Co.             851
          7,468   Eli Lilly & Co.                      558
         32,116   Merck & Co., Inc.                  1,377
          8,037   Pfizer, Inc.                         696
          4,852   Schering-Plough                      366
          4,441   Upjohn Co.                           161
          3,379   Warner-Lambert Co.                   269
                                                  --------
                                                     5,171
                                                  --------
PHOTOGRAPHY (0.5%):
          8,692   Eastman Kodak Co.                    500
          1,179   Polaroid Corp.                        40
                                                  --------
                                                       540
                                                  --------
POLLUTION CONTROL SERVICES & EQUIPMENT (0.5%):
          5,022   Browning-Ferris
                  Industries, Inc.                     166
          1,444   Safety Kleen                          25
         12,342   WMX Technologies, Inc.               336
            275   Zurn Industries, Inc.                  6
                                                  --------
                                                       533
                                                  --------
PRECISION INSTRUMENTS & RELATED (0.0%):
          1,040   Perkin Elmer                          32
                                                  --------
PUBLISHING, EXCEPT NEWSPAPER (0.9%):
          2,103   Deluxe Corp.                          65
          2,455   Dow Jones & Co., Inc.                 86
          4,300   Dun & Bradstreet Corp.               224
            766   John H. Harland Co.                   17
          1,218   McGraw Hill, Inc.                     91
            626   Meredith Corp.                        16
          3,870   R.R. Donnelley & Sons Co.            132
          9,682   Time Warner, Inc.                    355
                                                  --------
                                                       986
                                                  --------
RADIO & TELEVISION (1.2%):
          1,555   CBS, Inc.                            100
          3,930   Capital Cities ABC, Inc.             332
          5,775   Comcast Class A Special
                  Shares                                91
            300   Comcast Corp., Class A                 5
            204   Cox Communications, Inc.,
                  Class A(c)                             3
         15,585   Tele-Communications, Inc.,
                  Class A(c)                           298
          9,087   Viacom, Class B(c)                   417
                                                  --------
                                                     1,246
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RAILROAD & RAILROAD HOLDING COMPANIES (0.8%):
          2,300   Burlington Northern, Inc.       $    137
          2,713   CSX Corp.                            216
          1,964   Conrail, Inc.                        107
          3,845   Santa Fe Southern Pacific
                  Corp.                                 90
          5,188   Union Pacific Corp.                  285
                                                  --------
                                                       835
                                                  --------
RAILROADS (0.2%):
          3,437   Norfolk Southern Corp.               232
                                                  --------
RESTAURANTS (0.7%):
            607   Luby's Cafeterias, Inc.               12
         17,820   McDonald's Corp.                     624
          1,376   Ryan's Family Steak House(c)          10
          1,082   Shoney's, Inc.(c)                     12
          2,555   Wendy's International                 43
                                                  --------
                                                       701
                                                  --------
RETAIL (2.9%):
          3,656   American Stores Co.                   94
          1,945   Brunos, Inc.                          24
          2,594   Charming Shoppes, Inc.                14
          1,848   Dayton Hudson Corp.                  124
          2,025   Harcourt General, Inc.                83
         11,656   K-Mart Corp.                         162
          3,194   Marriott International, Inc.         115
          6,328   May Department Stores                229
          2,103   Nordstrom, Inc.                       81
          5,012   Price/Costco, Inc.(c)                 73
          8,921   Sears & Roebuck Co.                  484
         58,600   Wal Mart Stores, Inc.              1,392
          3,104   Walgreen Co.                         146
          3,421   Woolworth Corp.                       55
                                                  --------
                                                     3,076
                                                  --------
RETAIL -- SPECIALTY STORES (1.2%):
          2,497   Circuit City Stores, Inc.             65
          3,715   The Gap                              118
          1,473   Giant Food, Inc.                      40
         11,531   Home Depot, Inc.                     481
          9,096   The Limited, Inc.                    194
          2,733   Melville Corp.                        98
          1,592   Pep Boys -- Manny, Moe &
                    Jack                                41
          1,867   TJX Cos., Inc.                        21
          7,268   Toys R Us, Inc.(c)                   184
                                                  --------
                                                     1,242
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RUBBER & RUBBER PRODUCTS (0.2%):
            669   B.F. Goodrich, Inc.             $     31
          2,122   Cooper Tire & Rubber Co.              52
          3,834   Goodyear Tire & Rubber Co.           146
                                                  --------
                                                       229
                                                  --------
SEMICONDUCTORS (1.3%):
          2,100   Applied Materials, Inc.(c)           129
         10,550   Intel Corp.                        1,080
          2,550   Micron Technology, Inc.              210
                                                  --------
                                                     1,419
                                                  --------
SERVICES (NON-FINANCIAL) (0.4%):
          3,379   Amgen, Inc.(c)                       246
          3,050   First Data Corp.                     172
          1,240   Ogden Corp.                           25
                                                  --------
                                                       443
                                                  --------
SHOES, LEATHER GOODS & CLOTHING (0.2%):
            452   Brown Group, Inc.                     13
          1,906   Nike, Inc.                           146
          2,061   Reebok International Ltd.             64
          1,237   Stride Rite Corp.                     15
                                                  --------
                                                       238
                                                  --------
SOAPS & CLEANING AGENTS (1.5%):
          1,395   Clorox Co.                            82
          3,670   Colgate Palmolive, Inc.              258
         17,471   Procter & Gamble Co.               1,221
                                                  --------
                                                     1,561
                                                  --------
SOFTWARE & COMPUTER SERVICES (2.0%):
          1,198   Autodesk, Inc.                        41
          4,125   Computer Associates
                    International, Inc.                266
          1,271   Lotus Development Corp.(c)            40
         14,900   Microsoft Corp.(c)                 1,220
          9,462   Novell, Inc.(c)                      206
         10,919   Oracle Systems Corp.(c)              333
            630   Shared Medical Systems                24
                                                  --------
                                                     2,130
                                                  --------
STEEL (0.0%):
          2,319   Worthington Industries, Inc.          44
                                                  --------
TAX RETURN PREPARATION (0.1%):
          2,652   H. & R. Block                        112
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
TELECOMMUNICATIONS (2.3%):
         12,612   Airtouch Communications(c)      $    339
          4,800   Alltel Corp.                         119
         11,144   Bell Atlantic Corp.                  612
            649   M A Com, Inc.(c)                       8
          6,447   Northern Telecom Ltd.                235
         10,772   Pacific Telesis Group                333
          1,966   Scientific-Atlanta, Inc.              45
          8,866   Sprint Corp.                         293
         11,591   U.S. West, Inc.                      480
                                                  --------
                                                     2,464
                                                  --------
TEXTILE MANUFACTURING (0.1%):
            866   Hartmarx Corp.(c)                      5
            313   Oshkosh B Gosh, Inc.                   5
          1,001   Russell Corp.                         30
            452   Springs Industries, Inc.,
                    Class A                             18
          1,631   V.F. Corp.                            82
                                                  --------
                                                       140
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
          5,149   American Brands, Inc.                209
         21,904   Philip Morris Cos., Inc.           1,484
          5,146   UST, Inc.                            145
                                                  --------
                                                     1,838
                                                  --------
TOOLS & HARDWARE MANUFACTURING (0.2%):
          2,122   Black & Decker Corp.                  64
          1,121   Snap On Tools, Inc.                   42
          1,160   Stanley Works                         46
            746   Timken Co.                            30
                                                  --------
                                                       182
                                                  --------
TOYS & BICYCLES -- MANUFACTURING (0.1%):
          5,725   Mattel, Inc.                         136
                                                  --------
TRANSPORTATION -- AIR (0.1%):
          3,650   Southwest Airlines Co.                84
                                                  --------
TRANSPORTATION LEASING & TRUCKING (0.2%):
            924   Consolidated Freightways,
                    Inc.(c)                             24
          1,395   Federal Express Corp.(c)              95
          1,101   Pittston Services Group               26
            963   Roadway Services, Inc.                47
          2,006   Ryder Systems, Inc.                   47
            707   Yellow Corp.                          13
                                                  --------
                                                       252
                                                  --------
TRUCKS -- MANUFACTURING (0.1%):
            236   Nacco Industries, Inc.                13
          6,073   Placer Dome, Inc.                    144
                                                  --------
                                                       157
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES -- ELECTRIC (3.0%):
          4,697   American Electric Power         $    154
          4,047   Carolina Power & Light               111
          4,855   Central & South West Corp.           120
          3,728   Cinergy Corp.                         94
          6,014   Consolidated Edison Co. NY,
                    Inc.                               167
          3,653   Detroit Edison Co.                   103
          4,415   Dominion Resources                   161
          5,188   Duke Power Co.                       205
          5,761   Entergy Corp.                        125
          4,735   FPL Group, Inc.                      174
          3,301   Houston Industries                   130
          3,676   Niagara Mohawk Power Corp.            51
          1,670   Northern States Power Co.
                    Minnesota                           74
          3,931   Ohio Edison                           79
          7,196   Pacificorp                           137
          5,640   Peco Energy Co.                      145
          6,231   Public Service Enterprise            171
          1,101   Raychem Corp.                         39
         11,438   SCEcorp.                             192
         16,712   Southern Co.                         345
          5,759   Texas Utilities Co.                  188
          5,423   Unicom Corp.                         142
          2,594   Union Electric Co.                    92
                                                  --------
                                                     3,199
                                                  --------
UTILITIES -- ELECTRIC & GAS (0.4%):
          3,724   Baltimore Gas & Electric              88
         11,024   Pacific Gas & Electric Co.           296
            904   Peoples Energy Corp.                  23
                                                  --------
                                                       407
                                                  --------
UTILITIES -- NATURAL GAS (0.3%):
          2,358   Consolidated Natural Gas              93
          1,315   Nicor, Inc.                           32
          4,022   Pacific Enterprises                   99
          3,827   Panhandle Eastern Corp.               92
                                                  --------
                                                       316
                                                  --------
UTILITIES -- TELECOMMUNICATIONS (5.4%):
         39,898   A T & T Corp.                      2,025
         14,016   Ameritech Corp.                      631
         12,636   Bellsouth Corp.                      774
         24,513   GTE Corp.                            837
         17,340   MCI Telecommunications Corp.         377
         10,733   Nynex Corp.                          439
         15,249   SBC Communication, Inc.              673
                                                  --------
                                                     5,756
----------------------------------------------------------
TOTAL COMMON STOCKS                                 95,925
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.4%)
        400,000   5.76%, 6/15/95                  $    397
----------------------------------------------------------
Total U.S. Treasury Bills                              397
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (0.9%)
        938,389   Shearson U.S. Treasury Fund          938
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             938
----------------------------------------------------------
TOTAL (COST $96,230)(B)                           $105,660
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $105,834.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $498. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 11,629
                  Unrealized depreciation           (2,697)
                                                  --------
                  Net unrealized appreciation     $  8,932
                                                  =========

(c) Represents non-income producing securities.

-------------------------------------------------------
  FUTURES CONTRACTS

                                             MARKET
                                 NUMBER OF   VALUE
                                 CONTRACTS   (000)
Short, Standard & Poor's 500
  Index Futures Contracts, face
  amount $8,788, expiring
  6/16/95                            35      $9,043
                                             ------
Total Futures Contracts                      $9,043
                                             =======

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (5.4%)
FINANCIAL SERVICES (5.4%):
      7,000,000   Ford Motor Credit Corp.,
                    5.94%, 5/8/95                 $  7,000
      7,000,000   General Electric Credit
                    Corp., 5.94%, 5/8/95             7,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER      14,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (91.8%)
AEROSPACE/DEFENSE (5.0%):
         73,000   Boeing Co.                         4,015
         48,000   General Dynamics Corp.             2,226
         34,500   Lockheed Martin Corp.(c)           1,992
         65,000   Raytheon Co.                       4,729
                                                  --------
                                                    12,962
                                                  --------
AUTOMOTIVE (3.4%):
         65,000   Chrysler Corp.                     2,803
         86,000   Ford Motor Co.                     2,322
         47,000   Pep Boys-Manny, Moe & Jack         1,210
         35,900   TRW, Inc.                          2,670
                                                  --------
                                                     9,005
                                                  --------
BANKS (7.4%):
         93,000   BankAmerica Corp.                  4,603
         95,000   Comerica, Inc.                     2,731
         76,000   CoreStates Financial Corp.         2,479
         77,000   First Union Corp.                  3,484
         81,000   J.P. Morgan & Co., Inc.            5,316
         30,000   Norwest Corp.                        795
                                                  --------
                                                    19,408
                                                  --------
BEVERAGES (1.2%):
         53,000   Anheuser Busch Co., Inc.           3,081
                                                  --------
CHEMICALS (2.6%):
         25,000   Dow Chemical Co.                   1,738
         31,000   Eastman Chemical                   1,759
         45,000   Lubrizol Corp.                     1,569
         15,000   Nalco Chemical Co.                   525
         60,000   RPM, Inc., Ohio                    1,185
                                                  --------
                                                     6,776
                                                  --------
COMPUTER SOFTWARE (1.5%):
         29,000   Microsoft Corp.(c)                 2,374
         67,000   Novell, Inc.(c)                    1,457
                                                  --------
                                                     3,831
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
COMPUTERS & OFFICE EQUIPMENT (1.2%):
         12,000   International Business
                    Machines Corp.                $  1,137
         53,000   Pitney Bowes, Inc.                 1,968
                                                  --------
                                                     3,105
                                                  --------
ELECTRICAL EQUIPMENT (2.6%):
         22,500   Emerson Electric Co.               1,513
         95,000   General Electric Co.               5,320
                                                  --------
                                                     6,833
                                                  --------
ELECTRONICS (2.5%):
         50,000   Hewlett Packard Co.                3,306
         31,000   Intel Corp.                        3,174
                                                  --------
                                                     6,480
                                                  --------
FINANCIAL SERVICES (4.3%):
         70,000   American Express Co.               2,433
        105,000   American General Corp.             3,465
         32,000   Federal National Mortgage
                    Assoc.                           2,824
         52,500   Household International,
                    Inc.                             2,461
                                                  --------
                                                    11,183
                                                  --------
FOOD (0.4%):
         31,000   Pioneer Hi-Bred
                    International, Inc.              1,163
                                                  --------
HEALTH CARE (1.1%):
         75,000   Abbott Laboratories                2,953
                                                  --------
HOME PRODUCTS (1.9%):
         57,000   Newell Co.                         1,347
         45,000   Sherwin Williams Co.               1,603
         51,500   Stanley Works                      2,041
                                                  --------
                                                     4,991
                                                  --------
INSURANCE (3.4%):
         64,000   Aetna Life & Casualty Co.          3,648
         77,000   Allstate                           2,339
         23,000   Chubb Corp.                        1,840
         25,000   St. Paul Cos., Inc.(c)             1,203
                                                  --------
                                                     9,030
                                                  --------
INDUSTRIAL - MISCELLANEOUS (2.6%):
         42,000   Allied Signal, Inc.                1,664
         35,000   Minnesota Mining &
                    Manufacturing Co.                2,087
         25,000   Textron, Inc.                      1,425
         62,000   WMX Technologies, Inc.             1,690
                                                  --------
                                                     6,866
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MACHINERY & MANUFACTURING (1.5%):
         45,000   Cooper Industries               $  1,755
         27,000   Deere & Co.                        2,214
                                                  --------
                                                     3,969
                                                  --------
MEDIA (1.9%):
         30,001   Cox Communications, Inc.
                    Class A(c)                         458
         40,000   Dun & Bradstreet Corp.             2,085
         43,000   Time Warner, Inc.                  1,575
         50,000   Times Mirror Co., Class A            906
                                                  --------
                                                     5,024
                                                  --------
METALS & MINING (2.8%):
         63,000   Aluminum Co. of America            2,827
         70,000   Cyprus Amax Minerals               1,951
         80,000   USX U.S. Steel Group               2,440
                                                  --------
                                                     7,218
                                                  --------
OIL - INTEGRATED (DOMESTIC) (3.1%):
         34,000   Atlantic Richfield Co.             3,893
        117,500   Phillips Petroleum Co.             4,113
                                                  --------
                                                     8,006
                                                  --------
OIL - INTEGRATED (INTERNATIONAL) (8.4%):
        111,500   Chevron Corp.                      5,282
         34,000   Exxon Corp.                        2,367
         73,000   Mobil Corp.                        6,926
        107,000   Texaco, Inc.                       7,316
                                                  --------
                                                    21,891
                                                  --------
OILFIELD WELL EQUIPMENT & SERVICES (1.3%):
        110,000   Baker Hughes, Inc.                 2,475
         13,000   Schlumberger Ltd.                    817
                                                  --------
                                                     3,292
                                                  --------
PAPER & FOREST PRODUCTS (3.9%):
         47,000   Georgia Pacific Corp.              3,731
         61,500   International Paper Co.            4,736
         37,500   Union Camp Corp.                   1,880
                                                  --------
                                                    10,347
                                                  --------
PHARMACEUTICALS (3.6%):
         13,800   American Home Products Corp.       1,064
         55,000   Merck & Co., Inc.                  2,358
         40,000   Pfizer, Inc.                       3,465
         35,000   Schering-Plough                    2,638
                                                  --------
                                                     9,525
                                                  --------
RESTAURANTS (0.9%):
         65,000   McDonald's Corp.                   2,275
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RETAIL - FOOD & DRUGS (1.2%):
         75,000   Supervalu, Inc.                 $  1,978
         25,000   Walgreen Co.                       1,175
                                                  --------
                                                     3,153
                                                  --------
RETAIL - TRADE (4.0%):
         51,000   Dayton Hudson Corp.                3,423
         83,000   Sears & Roebuck Co.                4,503
                                                  --------
                                                     7,926
                                                  --------
SOAPS & PERSONAL CARE (1.8%):
         45,000   Avon Products                      2,846
         25,000   Procter & Gamble Co.               1,747
                                                  --------
                                                     4,593
                                                  --------
TELECOMMUNICATIONS (7.3%):
        168,500   A T & T Corp.                      8,551
         15,000   Ameritech Corp.                      675
         43,000   Comsat Corp.                         860
        155,000   GTE Corp.                          5,289
         90,000   Nynex Corp.                        3,679
                                                  --------
                                                    19,054
                                                  --------
TOBACCO (1.7%):
         47,000   Philip Morris Cos., Inc.           3,184
         42,000   UST, Inc.                          1,181
                                                  --------
                                                     4,365
                                                  --------
TRANSPORTATION (1.2%):
          8,000   Burlington Northern, Inc.            476
         18,500   Norfolk Southern Corp.             1,246
         28,000   Roadway Services, Inc.             1,358
                                                  --------
                                                     3,080
                                                  --------
UTILITIES - ELECTRIC (5.1%):
        130,000   Consolidated Edison Co. NY,
                    Inc.                             3,608
         70,000   Duquesne Light Co.                 2,363
         95,000   Public Service Co. of
                    Colorado                         2,862
        141,000   Texas Utilities Co.                4,600
                                                  --------
                                                    13,433
                                                  --------
UTILITIES - NATURAL GAS (2.2%):
         65,500   Consolidated Natural Gas           2,579
         39,000   Enron Corp.                        1,326
         30,000   Enserch Corp.                        518
         48,000   Peoples Energy Corp.               1,212
                                                  --------
                                                     5,635
----------------------------------------------------------
                           TOTAL COMMON STOCKS     240,453
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.2%)
        410,000   4.13%, 6/22/95                  $    407
----------------------------------------------------------
                     TOTAL U.S. TREASURY BILLS         407
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (3.1%)
      8,188,301   Shearson U.S. Treasury Fund        8,188
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           8,188
----------------------------------------------------------
TOTAL (COST 245,679)(B)                           $263,048
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $261,830.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $168. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $ 23,151
                  Unrealized depreciation           (5,950)
                                                  --------
                  Net unrealized appreciation     $ 17,201
                                                  =========

(c) Represents non-income producing securities.

---------------------------------------------------------
  FUTURES CONTRACTS

                                              MARKET
                                NUMBER OF     VALUE
                                CONTRACTS     (000)
Short, Standard & Poor's 500
  Index Futures Contracts,
  face amount $2,480, expiring
  6/16/95                           10        $2,584
                                              ------
Total Futures Contracts                       $2,584
                                              ------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (1.5%)
FINANCIAL SERVICES (1.5%):
      5,000,000   General Motors Acceptance
                    Corp. 5.94%, 5/3/95           $  5,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER       5,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (93.9%)
AEROSPACE/DEFENSE (4.7%):
        128,500   Boeing Co.                         7,067
         78,000   General Dynamics Corp.             3,617
         80,000   Lockheed Martin Corp.(c)           4,620
                                                  --------
                                                    15,304
                                                  --------
ALUMINUM (1.0%):
         70,200   Aluminum Co. of America            3,150
                                                  --------
BANKS (6.9%):
        125,800   BankAmerica Corp.                  6,227
        225,000   Comerica, Inc.                     6,469
         81,800   J.P. Morgan & Co., Inc.            5,368
         24,800   National City Corp.                  679
        132,400   Norwest Corp.                      3,509
                                                  --------
                                                    22,252
                                                  --------
BEVERAGES (2.7%):
         66,400   Anheuser Busch Co., Inc.           3,859
        120,000   PepsiCo, Inc.                      4,995
                                                  --------
                                                     8,854
                                                  --------
CHEMICALS (1.8%):
         40,200   Dow Chemical Co.                   2,794
        145,000   RPM, Inc., Ohio                    2,864
                                                  --------
                                                     5,658
                                                  --------
COMPUTERS & PERIPHERALS (0.6%):
         20,000   International Business
                    Machines Corp.                   1,895
                                                  --------
CONGLOMERATES (0.6%):
         30,000   Minnesota Mining &
                    Manufacturing Co.                1,789
                                                  --------
COSMETICS & RELATED (2.0%):
        100,300   Avon Products                      6,344
                                                  --------
ELECTRICAL EQUIPMENT (3.3%):
         30,000   Emerson Electric Co.               2,017
        150,800   General Electric Co.               8,445
                                                  --------
                                                    10,462
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.6%):
         50,000   Compaq Computer Corp.(c)           1,900
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ELECTRONIC & ELECTRICAL - GENERAL (2.1%):
         85,000   Motorola, Inc.                  $  4,834
         18,900   Texas Instruments, Inc.            2,003
                                                  --------
                                                     6,837
                                                  --------
ENGINEERING & CONSTRUCTION (1.8%):
        113,700   Fluor Corp.                        5,855
                                                  --------
ENTERTAINMENT (0.8%):
         70,400   Promus Cos., Inc.(c)               2,710
                                                  --------
FINANCIAL SERVICES (1.1%):
         39,000   Federal National Mortgage
                    Assoc.                           3,442
                                                  --------
FOREST PRODUCTS (3.5%):
         50,000   International Paper Co.            3,850
         66,900   Mead Corp.                         3,462
         78,900   Union Camp Corp.                   3,955
                                                  --------
                                                    11,267
                                                  --------
FUNERAL SERVICES (0.5%):
         61,000   Service Corp. International        1,723
                                                  --------
INDUSTRIAL - MISCELLANEOUS (1.0%):
         54,000   Textron, Inc.                      3,078
                                                  --------
INSURANCE (4.2%):
         40,000   Aetna Life & Casualty Co.(c)       2,280
         52,900   American International
                    Group, Inc.                      5,647
         70,000   Chubb Corp.                        5,600
                                                  --------
                                                    13,527
                                                  --------
MANUFACTURING MISCELLANEOUS (1.2%):
        100,000   Allied Signal, Inc.                3,962
                                                  --------
METALS (1.3%):
        134,300   USX U.S. Steel Group               4,096
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (1.6%):
        136,100   Pitney Bowes, Inc.                 5,053
                                                  --------
OIL (10.9%):
         40,400   Atlantic Richfield Co.             4,626
        250,000   Chevron Corp.                     11,844
        105,500   Exxon Corp.                        7,345
        165,500   Texaco, Inc.                      11,316
                                                  --------
                                                    35,131
                                                  --------
OIL & GAS EXPLORATION (3.6%):
        170,000   Enron Corp.                        5,780
        170,000   Phillips Petroleum Co.             5,950
                                                  --------
                                                    11,730
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OILFIELD EQUIPMENT & SERVICES (4.7%):
        235,000   Baker Hughes, Inc.              $  5,287
        227,600   Dresser Industries, Inc.           4,979
         75,100   Schlumberger Ltd.                  4,722
                                                  --------
                                                    14,988
                                                  --------
PHARMACEUTICALS (3.4%):
         75,000   Merck & Co., Inc.                  3,216
         25,000   Pfizer, Inc.                       2,166
         20,000   Schering-Plough                    1,507
         50,000   Warner-Lambert Co.                 3,988
                                                  --------
                                                    10,877
                                                  --------
POLLUTION CONTROL SERVICES (1.2%):
        142,000   WMX Technologies, Inc.             3,870
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.3%):
         28,500   Weingarten Realty Investors          998
                                                  --------
RETAIL (1.0%):
         46,500   Dayton Hudson Corp.                3,121
                                                  --------
RETAIL - SPECIALTY STORES (1.1%):
        133,000   Pep Boys - Manny, Moe & Jack       3,425
                                                  --------
RUBBER & RUBBER PRODUCTS (2.3%):
        120,000   Cooper Tire & Rubber Co.(c)        2,940
        119,600   Goodyear Tire & Rubber Co.         4,545
                                                  --------
                                                     7,485
                                                  --------
SEMICONDUCTORS (1.8%):
         30,000   Applied Materials, Inc.(c)         1,849
         40,000   Intel Corp.                        4,095
                                                  --------
                                                     5,944
                                                  --------
SHIPPING (1.1%):
        152,650   TNT Freightways Corp.              3,587
                                                  --------
SOFTWARE & COMPUTER SERVICES (4.0%):
        111,800   Microsoft(c)                       9,154
        175,000   Novell, Inc.(c)                    3,806
                                                  --------
                                                    12,960
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
         80,000   Philip Morris Cos., Inc.           5,420
                                                  --------
UTILITIES - ELECTRIC (5.4%):
        200,000   Consolidated Edison Co. NY,
                    Inc.                             5,550
         20,000   Duquesne Light Co.                   675
        150,000   Southern Co.                       3,094
        248,500   Texas Utilities Co.                8,107
                                                  --------
                                                    17,426
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES - TELECOMMUNICATIONS (8.1%):
        230,000   A T & T Corp.                   $ 11,673
        300,000   GTE Corp.                         10,238
         98,100   Nynex Corp.                        4,010
                                                  --------
                                                    25,921
----------------------------------------------------------
                           TOTAL COMMON STOCKS     302,041
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.0%)
      2,433,734   Federated Treasury
                    Obligation Fund                  2,434
     13,557,653   Shearson U.S. Treasury Fund       13,557
----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                        15,991
----------------------------------------------------------
TOTAL (COST $292,681)(B)                          $323,032
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $321,593.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $366. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 33,693
                  Unrealized depreciation           (3,708)
                                                  --------
                  Net unrealized appreciation     $ 29,985
                                                  =========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (97.4%)
BANKS (4.6%):
         20,500   BankAmerica Corp.               $    1,015
         37,500   Norwest Corp.                          994
                                                  ----------
                                                       2,009
                                                  ----------
BEVERAGES (2.8%):
         21,300   Coca Cola Co.                        1,238
                                                  ----------
COMPUTERS & PERIPHERALS (1.1%):
          9,000   3Com Corp.(c)                          504
                                                  ----------
CONGLOMERATES (2.7%):
         36,000   Corning Glass Works                  1,202
                                                  ----------
COSMETICS & RELATED (3.2%):
         17,000   Gillette Co.                         1,394
                                                  ----------
ELECTRICAL EQUIPMENT (5.7%):
         26,300   General Electric Co.                 1,473
         18,700   Johnson Controls, Inc.               1,014
                                                  ----------
                                                       2,487
                                                  ----------
ELECTRONICS & ELECTRICAL (3.4%):
         26,200   Motorola, Inc.                       1,490
                                                  ----------
ENTERTAINMENT (3.0%):
         24,000   Walt Disney Co.                      1,329
                                                  ----------
FINANCIAL SERVICES (5.8%):
         16,900   Federal National Mortgage
                    Assoc.                             1,491
         25,000   First USA, Inc.                      1,063
                                                  ----------
                                                       2,554
                                                  ----------
FOREST PRODUCTS (4.1%):
         13,000   Georgia Pacific Corp.                1,032
         10,000   International Paper Co.                770
                                                  ----------
                                                       1,802
                                                  ----------
HOUSEHOLD PRODUCTS (3.2%):
         34,300   Newell Co.                             810
         20,400   Rubbermaid, Inc.                       602
                                                  ----------
                                                       1,412
                                                  ----------
INSURANCE (2.9%):
         11,900   American International
                    Group, Inc.                        1,270
                                                  ----------
LEISURE-RECREATION, GAMING (1.3%):
         43,700   International Game
                    Technology                           563
                                                  ----------
MEDICAL-BIOTECHNOLOGY (0.7%):
          4,200   Amgen, Inc.(c)                         305
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (1.5%):
         23,900   Health Care & Retirement
                    Corp.(c)                      $      675
                                                  ----------
OIL & GAS EXPLORATION, PRODUCTION (1.6%):
         18,000   Burlington Resource, Inc.              704
                                                  ----------
OIL-INTEGRATED COMPANIES (11.3%):
         11,800   Amoco Corp.                            774
          9,600   Atlantic Richfield Co.               1,099
         25,000   Chevron Corp.                        1,184
         14,100   Mobil Corp.                          1,338
          8,100   Texaco, Inc.                           554
                                                  ----------
                                                       4,949
                                                  ----------
PHARMACEUTICALS (3.4%):
         20,000   Ivax Corp.                             517
         13,000   Schering-Plough                        980
                                                  ----------
                                                       1,497
                                                  ----------
POLLUTION CONTROL SERVICES (1.8%):
         29,000   WMX Technologies, Inc.                 790
                                                  ----------
RETAIL (5.3%):
         30,000   The Gap                                956
         33,300   Home Depot, Inc.                     1,390
                                                  ----------
                                                       2,346
                                                  ----------
SEMICONDUCTORS (3.7%):
         16,000   Intel Corp.                          1,638
                                                  ----------
SOAPS & CLEANING AGENTS (3.0%):
         18,800   Procter & Gamble Co.                 1,814
                                                  ----------
SOFTWARE & COMPUTER SERVICES (6.0%):
         20,000   Microsoft Corp.(c)                   1,638
         45,000   Novell, Inc.(c)                        979
                                                  ----------
                                                       2,617
                                                  ----------
TELECOMMUNICATIONS (6.8%):
         22,400   Telefonos de Mexico                    678
         21,900   AT&T Corp.                           1,111
         20,300   SBC Communication, Inc.              1,191
                                                  ----------
                                                       2,980
                                                  ----------
TOBACCO & TOBACCO RELATED (1.0%):
          6,600   Philip Morris Cos., Inc.               447
                                                  ----------
TRANSPORTATION-AIR (2.3%):
         43,700   Southwest Airlines Co.               1,011
                                                  ----------
UTILITIES-NATURAL GAS (5.0%):
         36,500   El Paso Natural Gas                  1,068
         33,300   Enron Corp.                          1,132
                                                  ----------
                                                       2,200
------------------------------------------------------------
TOTAL COMMON STOCKS                                   42,727
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
         98,561   Shearson U.S. Treasury Fund     $      919
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               919
------------------------------------------------------------
TOTAL (COST $40,358)(B)                           $   43,646
---

---------------

(a) Percentages indicated are based on net assets of $43,861.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    5,809
                  Unrealized depreciation             (2,521)
                                                  ----------
                  Net unrealized appreciation     $    3,288
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.6%)
AEROSPACE/DEFENSE (3.4%):
        113,400   GenCorp, Inc.                   $    1,432
         29,500   General Dynamics Corp.               1,368
         86,700   Thiokol Corp. Delaware               2,416
                                                  ----------
                                                       5,216
                                                  ----------
AUTOMOTIVE PARTS (4.7%):
         44,200   Genuine Parts Co.                    1,713
         46,600   Hayes Wheels                           874
         72,200   Kaydon Corp.                         1,985
         51,600   Mascotech, Inc.                        574
         13,000   Stewart & Stevenson
                  Services,
                  Inc.                                   487
         95,775   T B C Corp.(c)                       1,017
         33,915   Walbro Corp.                           634
                                                  ----------
                                                       7,284
                                                  ----------
BANKS (5.7%):
         30,100   Central Fidelity Banks, Inc.           769
        119,200   Comerica, Inc.                       3,427
         36,401   Michigan National Corp.              3,818
         17,500   Star Bank                              731
                                                  ----------
                                                       8,745
                                                  ----------
BEVERAGES (1.0%):
         71,000   Coca Cola Enterprises, Inc.          1,588
                                                  ----------
CHEMICALS (7.8%):
         57,875   A. Schulman, Inc.                    1,816
         42,550   Avery Dennison Corp.                 1,729
         22,400   Geon Co.                               605
         32,000   Lubrizol Corp.                       1,116
         12,900   Lyondell Petrochemical                 320
         57,500   Olin Corp.                           3,213
         96,500   RPM, Inc.                            1,905
         30,000   WD 40 Co.                            1,320
                                                  ----------
                                                      12,024
                                                  ----------
CONSTRUCTION (1.2%):
         71,100   Foster Wheeler Corp.                 2,631
                                                  ----------
CONTAINERS (1.1%):
         71,000   Sonoco Products Co.                  1,766
                                                  ----------
ELECTRICAL EQUIPMENT (8.4%):
         39,200   Arrow Electronics, Inc.(c)           1,823
         22,500   W.W. Grainger, Inc.                  1,361
        121,332   Mark IV Industries                   2,184
         33,300   Molex Corp.                          1,257
         45,400   Teleflex, Inc.                       1,878
         75,529   Vishay Intertechnology,
                  Inc.(c)                              4,466
                                                  ----------
                                                      12,969
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
ENVIRONMENTAL CONTROL (1.1%):
        179,650   Laidlaw, Inc. Class B           $    1,617
                                                  ----------
FINANCIAL SERVICES (4.6%):
         53,300   Equifax, Inc.                        1,726
         61,850   MBNA Corp.                           1,870
         42,800   PMI Group, Inc.(c)                   1,594
         69,100   UJB Financial Corp.                  1,892
                                                  ----------
                                                       7,082
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         15,500   SuperValu, Inc.                        409
                                                  ----------
FOOD PROCESSING & PACKAGING (2.4%):
         72,100   Dean Foods Co.                       2,055
         45,250   IBP, Inc.                            1,674
                                                  ----------
                                                       3,729
                                                  ----------
FOREST PRODUCTS (1.9%):
         62,262   Pentair, Inc.                        2,848
                                                  ----------
FUNERAL SERVICES (1.8%)
         95,500   Service Corp. International          2,698
                                                  ----------
FURNITURE (0.7%):
         28,300   Leggett & Platt, Inc.                1,090
                                                  ----------
HEAVY MACHINERY (2.3%):
         61,800   Baker Hughes, Inc.                   1,391
         40,650   Tyco Laboratories, Inc.              2,134
                                                  ----------
                                                       3,525
                                                  ----------
HOLDING COMPANIES (0.2%):
          7,900   Northern Trust Corp.(c)                289
                                                  ----------
HOTELS & MOTELS (1.4%):
         72,300   Mirage Resorts, Inc.(c)              2,169
                                                  ----------
INSURANCE (5.4%):
         46,200   American Re Corp.                    1,756
         55,200   Kemper Corp.                         2,498
         47,500   Progressive Corp.                    1,793
         34,500   TransAtlantic Holdings               2,190
                                                  ----------
                                                       8,237
                                                  ----------
MACHINE TOOLS (2.9%):
         90,900   Albany International Corp.           1,988
         22,900   Greenfield Industries                  676
         67,200   Manitowoc Industries                 1,756
                                                  ----------
                                                       4,420
                                                  ----------
MANUFACTURING (2.2%):
         38,000   Briggs & Stratton Corp.              1,335
         19,100   Hillenbrand                            566
         56,466   Pall Corp.                           1,320
         11,100   Paragon Trade Brands,                  172
                  Inc.(c)
                                                  ----------
                                                       3,393
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (3.8%):
        139,300   Community Psychiatric
                  Centers, Inc.(c)                $    1,845
         43,200   Lincare Holdings(c)                  1,334
         60,100   Quorum Health Group(c)               1,240
          7,100   Ventritex(c)                           107
         42,437   Vivra, Inc.(c)                       1,363
                                                  ----------
                                                       5,889
                                                  ----------
MEDICAL SUPPLIES (0.2%):
         10,000   Sunrise Medical, Inc.(c)               303
                                                  ----------
METALS (3.3%):
         86,100   CBI Industries, Inc.                 2,132
         28,000   Kennametal, Inc.                       938
         31,800   Minerals Technologies, Inc.          1,057
         32,500   USX U.S. Steel Group                   991
                                                  ----------
                                                       5,118
                                                  ----------
NEWSPAPERS (1.6%):
         41,100   Tribune Co.                          2,430
                                                  ----------
OIL & GAS EXPLORATION (2.1%):
         80,100   Anadarko Petroleum                   3,294
                                                  ----------
OIL & GAS PRODUCTION (1.2%):
         46,100   Snyder Oil Corp.                       663
         42,500   Vastar Resources, Inc.               1,137
                                                  ----------
                                                       1,800
                                                  ----------
RETAIL (1.7%):
         70,800   Hannaford Brothers                   1,867
         22,500   TJX Companies, Inc.                    259
         13,800   Tiffany & Co.                          443
                                                  ----------
                                                       2,569
                                                  ----------
RUBBER (1.0%):
         15,800   Bandag, Inc.                           938
          4,500   Bandag, Inc. Class A                   249
         19,125   Standard Products Co.                  378
                                                  ----------
                                                       1,565
                                                  ----------
SEMICONDUCTORS (0.5%):
         13,500   Applied Materials Inc.(c)              832
                                                  ----------
SHOES, LEATHER GOODS (1.3%):
         25,600   Nike, Inc.                           1,962
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.2%):
         10,000   American Software, Inc.                 41
         14,750   Analysts International Corp.           372
         28,300   Policy Management
                  Systems(c)                           1,426
                                                  ----------
                                                       1,839
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (1.5%):
         36,700   A.K. Steel Holding Corp.(c)     $      987
         68,620   Worthington Industries, Inc.         1,295
                                                  ----------
                                                       2,282
                                                  ----------
TELECOMMUNICATIONS (0.8%):
          4,600   Comsat Corp.                            92
         53,333   Federal Signal Corp.                 1,207
                                                  ----------
                                                       1,299
                                                  ----------
TOBACCO (0.4%):
         23,773   Universal Corp.                        544
                                                  ----------
TRANSPORTATION (3.8%):
         45,350   Gatx Corp.                           2,041
         40,800   Pittston Services Group                969
         80,750   Illinois Central Corp.               2,836
                                                  ----------
                                                       5,846
                                                  ----------
UTILITIES -- ELECTRIC & GAS (8.0%):
         32,400   Brooklyn Union Gas Co.                 786
         27,020   DQE Co.                                912
        118,600   Florida Progress Corp.               3,617
        148,300   Northeast Utilities                  3,244
         79,400   Public Service Co. of                2,392
                  Colorado
          8,500   Raychem Corp.                          303
         27,700   Washington Gas Light Co.             1,080
                                                  ----------
                                                      12,334
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (1.1%):
         69,400   LDDS Communications(c)               1,665
------------------------------------------------------------
  TOTAL COMMON STOCKS                                145,300
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.6%)
      1,806,695   Federated Treasury                   1,806
                  Obligation
      6,859,515   Shearson U.S. Treasury Fund          6,860
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           8,666
------------------------------------------------------------
TOTAL (COST $142,586)(A)                          $  153,966
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $153,591.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   16,787
                  Unrealized depreciation             (5,407)
                                                  ----------
                  Net unrealized appreciation     $   11,380
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.8%)
AUTOMOTIVE PARTS (3.8%):
          8,900   Breed Technologies, Inc.        $      179
         20,000   Kaydon Corp.                           550
                                                  ----------
                                                         729
                                                  ----------
BANKS (1.7%):
          8,163   First Bank Systems, Inc.               331
                                                  ----------
COMPUTERS & PERIPHERALS (4.9%):
         12,000   Optical Data Systems(c)                486
         10,000   Sungard Data Systems,
                  Inc.(c)                                466
                                                  ----------
                                                         952
                                                  ----------
DRUG STORES (1.0%):
          7,000   Eckerd Corp.(c)                        204
                                                  ----------
ELECTRONIC & ELECTRICAL (2.5%):
         11,000   Avnet, Inc.                            490
                                                  ----------
FINANCIAL SERVICES (4.0%):
         34,300   Aames Financial Corp.                  429
          8,500   Green Tree Financial Corp.             347
                                                  ----------
                                                         776
                                                  ----------
FURNITURE (4.1%):
         24,000   Juno Lighting                          498
         11,000   LaZBoy Chair Co.                       297
                                                  ----------
                                                         795
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (3.1%):
         15,000   Invacare Corp.                         593
                                                  ----------
INSURANCE -- LIFE (5.3%):
         48,090   Gainsco, Inc.                          511
         14,500   Reliastar Financial Corp.              520
                                                  ----------
                                                       1,031
                                                  ----------
LEISURE -- RECREATION, GAMING (2.2%):
         16,000   Aldila(c)                               98
         26,200   Callaway Golf Co.                      324
                                                  ----------
                                                         422
                                                  ----------
MISCELLANEOUS MANUFACTURING (5.0%):
         18,000   Keystone International, Inc.           378
         25,000   Pall Corp.                             584
                                                  ----------
                                                         962
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (7.4%):
         15,800   Lincare Holdings(c)             $      488
         14,300   Mid Atlantic Medical
                  Services,
                  Inc.(c)                                247
          5,400   Pacificare Health System(c)            335
         15,200   Sun Healthcare Group(c)                366
                                                  ----------
                                                       1,436
                                                  ----------
METALS (7.3%):
         40,000   Addington Resources, Inc.(c)           450
         13,000   Commercial Metals Co.                  345
         15,000   Mueller Industries, Inc.(c)            624
                                                  ----------
                                                       1,419
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.5%):
         50,000   Checkmate Electronics(c)               481
                                                  ----------
OIL & GAS EXPLORATION (5.6%):
         10,000   Barrett Resources Corp.(c)             235
         13,000   Devon Energy Corp.                     270
         10,000   H.S. Resource, Inc.(c)                 165
         18,000   Newfield Exploration(c)                414
                                                  ----------
                                                       1,084
                                                  ----------
PHARMACEUTICALS (3.2%):
         18,000   Teva Pharmaceutical
                  Industries Ltd.                        617
                                                  ----------
PUBLISHING (2.9%):
          5,000   Belo Corp.                             300
         15,000   Valassis Communications(c)             263
                                                  ----------
                                                         563
                                                  ----------
RETAIL (5.1%):
         23,000   Lillian Vernon Corp.                   469
         16,000   Medicine Shoppe
                  International, Inc.                    512
                                                  ----------
                                                         981
                                                  ----------
SEMICONDUCTORS (11.7%):
         12,000   Advanced Micro Devices(c)              432
          5,300   Alliance Semiconductor
                  Corp.(c)                               215
         14,100   Atmel Corp.(c)                         620
         30,000   Integrated Circuit                     311
                  Systems(c)
          5,000   Lam Research Corp.(c)                  253
          7,400   Linear Technology                      442
                                                  ----------
                                                       2,273
                                                  ----------
SERVICES (NON-FINANCIAL) (1.8%):
         20,000   Safecard Services                      350
                                                  ----------
TELECOMMUNICATIONS (2.4%):
         21,000   Digi International, Inc.(c)            467
            352   Intellicall, Inc.(c)                     2
                                                  ----------
                                                         469
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TRANSPORTATION -- RAIL (2.3%):
         16,000   Railtex, Inc.(c)                $      444
                                                  ----------
TRUCKING (5.0%):
         21,000   American Freightways,                  491
                  Inc.(c)
         20,500   TNT Freightways Corp.                  481
                                                  ----------
                                                         972
------------------------------------------------------------
TOTAL COMMON STOCKS                                   18,374
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (6.0%)
        295,621   Federated Treasury                     296
                  Obligation
        868,947   Shearson U.S. Treasury Fund            869
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,165
------------------------------------------------------------
TOTAL (COST $18,177)(B)                           $   19,539
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $19,386.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    2,271
                  Unrealized depreciation               (943)
                                                  ----------
                  Net unrealized appreciation     $    1,328
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.7%)
AEROSPACE/DEFENSE (0.2%):
          5,361   GenCorp, Inc.                   $       67
                                                  ----------
AMUSEMENT & RECREATION SERVICES (0.6%):
          7,000   Cedar Fair L.P.                        219
                                                  ----------
AUTOMOTIVE PARTS (5.2%):
         24,000   Dana Corp.                             617
         15,000   Lamson & Sessions Co.(c)                96
         15,000   TRW, Inc.                            1,115
                                                  ----------
                                                       1,828
                                                  ----------
BANKS (7.2%):
         26,000   Charter One Financial, Inc.            594
         14,000   First Merit Corp.                      324
          9,375   Huntington Bancshares, Inc.            176
         23,000   National City Corp.                    630
         15,000   Provident Bancorp                      506
          2,000   Second Bancorp                          45
          6,000   Star Bank                              250
                                                  ----------
                                                       2,525
                                                  ----------
BUILDING MATERIALS (1.2%):
         10,000   Medusa Corp.                           226
          5,000   Owens Corning Fiberglas
                  Corp.(c)                               183
                                                  ----------
                                                         409
                                                  ----------
CHEMICALS (8.1%):
         12,500   A. Schulman, Inc.                      392
         16,000   Chemed Corp.                           492
         23,500   Chempower, Inc.(c)                      73
         20,000   Ferro Corp.                            568
          6,000   Lesco, Inc.                             95
         20,000   Lubrizol Corp.                         697
         26,250   RPM, Inc.                              518
                                                  ----------
                                                       2,835
                                                  ----------
CONSUMER GOODS (2.1%):
         12,000   American Greetings Corp.               327
         43,000   Gibson Greetings, Inc.                 430
                                                  ----------
                                                         757
                                                  ----------
ELECTRICAL EQUIPMENT (4.7%):
         60,000   Pioneer-Standard
                  Electronics,
                  Inc.                                 1,170
         20,000   Robbins & Myers Inc.                   485
                                                  ----------
                                                       1,655
                                                  ----------
ENGINEERING (0.3%):
          5,000   Corrpro(c)                              93
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FINANCIAL SERVICES (2.4%):
         15,000   Haverfield Corp.                $      203
         16,000   McDonald & Co. Investments             232
         24,000   State Auto Financial                   402
                                                  ----------
                                                         837
                                                  ----------
FOOD DISTRIBUTORS (0.9%):
         10,000   Chiquita Brands                        134
                  International
          7,000   Kroger Co.(c)                          178
                                                  ----------
                                                         312
                                                  ----------
FOREST PRODUCTS (2.9%):
         12,000   Mead Corp.                             621
         15,000   Reynolds & Reynolds Co.                398
                                                  ----------
                                                       1,019
                                                  ----------
HEALTH CARE (0.4%):
          9,000   Health Power, Inc.(c)                  138
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (5.6%):
         25,000   Invacare Corp.                         988
         20,000   Omnicare, Inc.                         972
                                                  ----------
                                                       1,960
                                                  ----------
HOUSEHOLD GOODS (3.1%):
         26,221   Lancaster Colony Corp.                 911
         20,000   Sun Television & Appliance             168
                                                  ----------
                                                       1,079
                                                  ----------
INDUSTRIAL SERVICES (3.9%):
         45,000   ACME Cleveland Corp.                   934
         22,000   Amcast Industrial Corp.                440
                                                  ----------
                                                       1,374
                                                  ----------
INSURANCE (2.4%):
         10,000   Ohio Casualty                          293
         15,000   Progressive Corp.                      566
                                                  ----------
                                                         859
                                                  ----------
MACHINE TOOLS (8.3%):
         15,750   Bearings, Inc.                         488
         17,000   Cincinnati Milacron, Inc.              455
         37,050   Commercial Intertech Corp.             820
         46,500   Gorman Rupp Co.                        703
          8,250   LDI Corp.(c)                            27
          5,000   Monarch Machine Tool Co.                49
         25,000   Telxon Corp.                           393
                                                  ----------
                                                       2,935
                                                  ----------
MANUFACTURING (2.2%):
         10,000   Parker-Hannifin Corp.                  520
          7,000   TRINOVA Corp.                          243
                                                  ----------
                                                         763
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
METALS (1.0%):
         10,000   Brush Wellman, Inc.             $      197
          5,000   Cold Metal Products, Inc.(c)            34
         10,000   Park-Ohio Industries,                  114
                  Inc.(c)
                                                  ----------
                                                         345
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.7%):
         23,000   Diebold, Inc.                          955
                                                  ----------
OIL & GAS EXPLORATION (1.8%):
         33,000   USX -- Marathon Group                  619
                                                  ----------
PAINT, VARNISHES & ENAMELS (1.4%):
         14,000   Sherwin Williams Co.                   499
                                                  ----------
POLLUTION CONTROL SERVICES (0.7%):
         51,100   Mid American Waste
                  Systems(c)                             243
                                                  ----------
PRECISION INSTRUMENTS (1.4%):
         30,000   Keithley Instruments, Inc.             506
                                                  ----------
PRINTING (0.3%):
         20,000   Multi-Color Corp.(c)                    98
                                                  ----------
PUBLISHING (2.0%):
         25,000   Scripps (E.W.) Co.                     716
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS (1.0%):
         16,000   Health Care REIT, Inc.                 348
                                                  ----------
RESTAURANTS (3.3%):
         30,000   Bob Evans Farms, Inc.                  615
         20,000   Frisch's Restaurants                   185
         22,000   Wendy's International                  374
                                                  ----------
                                                       1,174
                                                  ----------
RETAIL (2.8%):
         15,000   Consolidated Stores Corp.(c)           257
         17,000   Fabri-Centers of America,              315
                  Inc.(c)
         15,000   The Limited, Inc.                      320
         10,000   Value City Department
                  Stores,
                  Inc.(c)                                 90
                                                  ----------
                                                         982
                                                  ----------
RUBBER & RUBBER PRODUCTS (1.6%):
          5,000   Cooper Tire & Rubber Co.               123
         12,000   Goodyear Tire & Rubber Co.             456
                                                  ----------
                                                         579
                                                  ----------
SERVICES (NON-FINANCIAL) (0.3%):
          4,200   Roto Rooter, Inc.                      103
                                                  ----------
SHIPPING (0.3%):
          3,000   Oglebay Norton Co.                      98
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (3.3%):
         35,000   Shiloh(c)                       $      333
          9,000   Timken Co.                             363
         25,000   Worthington Industries, Inc.           472
                                                  ----------
                                                       1,168
                                                  ----------
TEXTILE MANUFACTURING (1.1%):
         25,000   Essef Corp.(c)                         394
                                                  ----------
TRANSPORTATION (1.6%):
         22,500   Comair Holding, Inc.                   567
                                                  ----------
TRUCKS (1.2%):
         20,000   Thor Industries, Inc.                  418
                                                  ----------
UTILITIES -- ELECTRIC (3.2%):
         14,000   American Electric Power                459
         22,500   D.P.L., Inc.                           470
         10,000   Ohio Edison                            200
                                                  ----------
                                                       1,129
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (2.0%):
         30,000   Cincinnati Bell                        720
------------------------------------------------------------
TOTAL COMMON STOCKS                                   33,325
------------------------------------------------------------
----------------------------------------------
  RIGHTS & WARRANTS (0.2%)
         10,000   Cincinnati Microwave,                   59
                  Inc.(c)
------------------------------------------------------------
TOTAL RIGHTS & WARRANTS                                   59
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.1%)
        303,843   Federated Treasury                     304
                  Obligation
      1,476,549   Shearson U.S. Treasury Fund          1,476
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           1,780
------------------------------------------------------------
TOTAL (COST $24,640)(B)                           $   35,164
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $35,183.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   12,135
                  Unrealized depreciation             (1,611)
                                                  ----------
                  Net unrealized appreciation     $   10,524
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  CORPORATE BONDS (0.1%)
FRANCE (0.1%):
          1,313   Axa SA Convertible(c),
                    4.50%, 1/1/99                 $     78
----------------------------------------------------------
TOTAL CORPORATE BONDS                                   78
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (97.2%)
AUSTRALIA (1.0%):
  Energy Sources
         60,000   The Broken Hill Proprietary
                    Co., Ltd.(c)                       873
----------------------------------------------------------
TOTAL AUSTRALIA                                        873
----------------------------------------------------------
BRITAIN (9.1%):
  BANKS (1.3%):
        231,000   Standard Chartered Bank            1,119
                                                  --------
  BROADCASTING & PUBLISHING (1.2%):
         78,400   Reed International                 1,009
                                                  --------
  BUSINESS & PUBLIC SERVICES (4.3%):
        122,200   British Airport Authority            932
        122,600   Cable Wireless                       792
         65,800   Carlton Communications Plc.        1,000
        127,800   Reuters                              972
                                                  --------
                                                     3,696
                                                  --------
  OIL & GAS PRODUCTION (1.2%):
        144,400   British Petroleum                  1,040
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.1%):
        311,000   Vodafone                             973
----------------------------------------------------------
TOTAL BRITAIN                                        7,837
----------------------------------------------------------
FINLAND (1.2%):
  ELECTRONIC & ELECTRICAL (1.2%):
         25,000   Nokia AB                           1,022
----------------------------------------------------------
TOTAL FINLAND                                        1,022
----------------------------------------------------------
FRANCE (9.9%):
  ADVERTISING (0.7%):
          5,750   Euro RSCG Worldwide                  634
                                                  --------
  AUTOMOTIVE PARTS (1.3%):
         18,700   Valeo                              1,067
                                                  --------
  ELECTRONIC & ELECTRICAL (2.3%):
            680   LeGrand                              987
         13,300   Schneider                          1,024
                                                  --------
                                                     2,011
                                                  --------
  INSURANCE (1.2%):
         19,700   Axa                                1,040
                                                  --------
  MANUFACTURING - CONSUMER GOODS (1.3%):
          4,550   Pinault-Printemps                  1,031
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  RECREATION/OTHER CONSUMER GOODS (1.9%):
          6,700   BIC Corp.                       $  1,119
          3,600   Castorama(c)                         597
                                                  --------
                                                     1,716
                                                  --------
  RETAIL (1.2%):
          2,120   Carrefour                          1,065
----------------------------------------------------------
TOTAL FRANCE                                         8,564
----------------------------------------------------------
GERMANY (7.6%):
  BANKS (2.1%):
          1,980   Depfa Bank                         1,007
          1,620   Deutsche Bank(c)                     796
                                                  --------
                                                     1,803
                                                  --------
  COSMETICS & RELATED (1.2%):
          1,360   Beiersdorf AG                      1,061
                                                  --------
  ENGINEERING/INDUSTRIAL
  CONSTRUCTION (1.0%):
          2,620   AGIV                                 844
                                                  --------
  HEALTH & PERSONAL CARE (1.1%):
          1,260   Schering                             938
                                                  --------
  MACHINE TOOLS (1.1%):
          3,550   Mannesmann                           970
                                                  --------
  UTILITIES - ELECTRIC (1.1%):
          2,660   Veba                                 994
----------------------------------------------------------
TOTAL GERMANY                                        6,610
----------------------------------------------------------
HOLLAND (8.4%):
  BREWERIES (1.0%):
          6,400   Heineken Holdings                    839
                                                  --------
  COMPUTERS & PERIPHERALS (0.5%):
         10,900   Getronics                            447
                                                  --------
  FOREST PRODUCTS (1.0%):
         29,300   Koninklijke KNP                      885
                                                  --------
  INSURANCE (1.1%):
         18,600   Internationale Nederlanden           982
                                                  --------
  LEISURE (1.2%):
         18,400   Polygram                           1,040
                                                  --------
  POLLUTION CONTROL SERVICES (1.0%):
          7,500   Ver Ned Uitgevers(c)                 840
                                                  --------
  SERVICES (NON-FINANCIAL) (1.2%):
         16,600   Randstad Holdings                    996
                                                  --------
  SHIPPING & SHIPBUILDING (1.0%):
         32,600   IHC Caland                           892
                                                  --------
  WHOLESALE & INTERNATIONAL TRADE (0.4%):
          4,500   Hagemeyer                            389
----------------------------------------------------------
TOTAL HOLLAND                                        7,310
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HONG KONG (5.3%):
  BANKS (1.0%):
        217,000   Guoco Group                     $    824
                                                  --------
  DIVERSIFIED (1.9%):
        197,000   Hutchinson Whampoa                   855
        122,000   Swire Pacific "A"                    816
                                                  --------
                                                     1,671
                                                  --------
  RADIO & TELEVISION (0.8%):
        179,000   Television Broadcast                 666
                                                  --------
  REAL ESTATE (1.6%):
      3,000,000   China Resources                      752
        124,000   Henderson Land                       639
                                                  --------
                                                     1,391
----------------------------------------------------------
TOTAL HONG KONG                                      4,552
----------------------------------------------------------
ITALY (1.8%):
  AUTOMOBILES (0.4%):
         37,800   Pininfarina                          363
                                                  --------
  INSURANCE (0.5%):
         20,000   Assicurazioni Generali               481
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.9%):
        282,000   Telecom Italia                       751
----------------------------------------------------------
TOTAL ITALY                                          1,595
----------------------------------------------------------
JAPAN (33.3%):
  AEROSPACE/DEFENSE (0.8%):
        100,000   Mitsubishi Heavy Industry            726
                                                  --------
  BANKS (4.0%):
         62,000   Asahi Bank                           797
         32,000   Mitsubishi Bank                      785
         47,000   Sanwa Bank                         1,027
         38,000   Sumitomo Bank                        823
                                                  --------
                                                     3,432
                                                  --------
  BUILDING MATERIALS (0.9%):
         22,000   Tostem Corp.                         799
                                                  --------
  BUSINESS & PUBLIC SERVICE (0.6%):
         17,600   Mos Food Services                    517
                                                  --------
  CHEMICALS (1.6%):
         36,000   Shin Etsu Chemical                   698
        127,000   Tosoh Corp.(c)                       676
                                                  --------
                                                     1,374
                                                  --------
  ELECTRICAL EQUIPMENT (3.5%):
          7,300   Keyence(c)                           779
         14,000   Kyocera                            1,083
         28,000   Murata Manufacturing               1,126
                                                  --------
                                                     2,988
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  ELECTRONIC & ELECTRICAL (5.2%):
         52,000   Canon, Inc.                     $    860
         88,000   Hitachi, Ltd.                        896
          9,000   Riso Kagaku                          614
         25,000   Rohm Co., Ltd.                     1,157
         32,000   Tokyo Electron                       998
                                                  --------
                                                     4,525
                                                  --------
  ENGINEERING/INDUSTRIAL CONSTRUCTION (0.3%):
         11,000   Kinden                               219
                                                  --------
  FINANCE (1.6%):
         50,000   Daiwa Securities                     631
         12,000   Nichiei Co.                          767
                                                  --------
                                                     1,398
                                                  --------
  HOUSEHOLD GOODS (0.9%):
         20,400   Amway Japan                          760
                                                  --------
  MANUFACTURING - CAPITAL GOODS (1.2%):
         16,000   Secom & Co.                        1,044
                                                  --------
  MERCHANDISING (0.9%):
         11,000   Seven-eleven Japan                   792
                                                  --------
  PHARMACEUTICALS (1.3%):
         51,000   Yamanouchi Pharmaceutical          1,147
                                                  --------
  RADIO & TELEVISION (0.9%):
          3,270   Nippon Television Network            728
                                                  --------
  REAL ESTATE (0.9%):
         60,000   Sekisui House                        793
                                                  --------
  RUBBER & RUBBER PRODUCTS (1.0%):
         56,000   Bridgestone                          906
                                                  --------
  STEEL (1.8%):
        195,000   Nippon Steel                         775
        268,000   NKK Corp.(c)                         750
                                                  --------
                                                     1,525
                                                  --------
  STORAGE & WAREHOUSING (1.0%):
         51,000   Mitsubishi Warehouse                 880
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.0%):
             98   DDI Corp.                            863
                                                  --------
  UTILITIES - ELECTRIC (0.9%):
         66,000   Matsushita Electric Works            793
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (1.0%):
             99   Nippon Telephone & Telegraph         875
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  WHOLESALE & INTERNATIONAL TRADE (2.0%):
         33,000   Canon Sales                     $    872
        122,000   Itochu Corp.                         828
                                                  --------
                                                     1,700
----------------------------------------------------------
TOTAL JAPAN                                         28,784
----------------------------------------------------------
MALAYSIA (1.9%):
  DIVERSIFIED (0.9%):
        496,000   Renong Berhad                        759
                                                  --------
  FINANCIAL SERVICES (0.5%):
        125,000   Hong Leong Credit                    456
                                                  --------
  FOREST PRODUCTS (0.5%):
         99,000   Adkam Perdana                        445
----------------------------------------------------------
TOTAL MALAYSIA                                       1,660
----------------------------------------------------------
NEW ZEALAND (1.1%):
  FOREST PRODUCTS (1.1%):
        338,000   Fletcher Challenge                   910
----------------------------------------------------------
TOTAL NEW ZEALAND                                      910
----------------------------------------------------------
SINGAPORE (2.0%):
  AIRLINES (1.0%):
         84,000   Singapore Airlines, Series F         808
                                                  --------
  BANKS (1.0%):
         81,000   Overseas Chinese Banking
                    Corp.                              884
----------------------------------------------------------
TOTAL SINGAPORE                                      1,692
----------------------------------------------------------
SPAIN (1.3%):
  DIVERSIFIED (0.3%):
         92,000   Cofir                                299
                                                  --------
  FOOD DISTRIBUTORS (1.0%):
         48,600   Pryca                                861
----------------------------------------------------------
TOTAL SPAIN                                          1,160
----------------------------------------------------------
SWEDEN (5.1%):
  AUTOMOBILES (0.9%):
         41,400   Volvo AB                             777
                                                  --------
  COSMETICS & RELATED (1.3%):
         37,300   Astra A Free(c)                    1,088
                                                  --------
  ELECTRONIC & ELECTRICAL (0.9%):
         41,000   Allgon                               804
                                                  --------
  MANUFACTURING (1.2%):
         16,000   Ericsson (L.M.) Series B           1,059
                                                  --------
  MEDICAL SUPPLIES (0.8%):
         45,000   Arjo                                 700
----------------------------------------------------------
TOTAL SWEDEN                                         4,428
----------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
SWITZERLAND (4.3%):
  DIVERSIFIED (0.9%):
            750   Baer Holdings Bearer            $    788
                                                  --------
  FOOD PROCESSING (1.1%):
            960   Nestle Registered                    941
                                                  --------
  PHARMACEUTICALS (1.1%):
            165   Roche Holdings AG
                    Genusscheine NPV                   995
                                                  --------
  UTILITIES - ELECTRIC (1.2%):
          1,020   Brown Boveri, Series A             1,010
----------------------------------------------------------
TOTAL SWITZERLAND                                    3,734
----------------------------------------------------------
UNITED STATES (3.9%):
  BROKERAGE FIRMS & SECURITY DEALERS (0.3%):
          8,700   Brazilian Investment Co.             273
                                                  --------
  INDUSTRIAL SERVICES (0.9%):
        750,000   China North Industries(c)            750
                                                  --------
  INVESTMENT FUNDS - CLOSED END (2.2%):
         17,000   Chile Fund                           805
         12,700   India Magnum Fund NV A(c)            722
            122   Korea Eurofund(c)                    435
                                                  --------
                                                     1,962
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.5%):
         25,700   Videotron Holdings PLC.(c)           402
----------------------------------------------------------
TOTAL UNITED STATES                                  3,387
----------------------------------------------------------
TOTAL COMMON STOCKS                                 84,118
----------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        667,222   Shearson U.S. Treasury Fund          667
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           667
----------------------------------------------
TOTAL (COST $80,808)(B)                           $ 84,863
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $86,530.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

        Unrealized appreciation      $ 6,255
        Unrealized depreciation       (2,199)
                                     -------
        Net unrealized
          appreciation               $ 4,056
                                     ========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
  FORWARD CURRENCY CONTRACTS

                                                            CONTRACT
                                                             VALUE
                                            CONTRACT         (U.S.         APPRECIATION DELIVERY
                CURRENCY                      PRICE         DOLLARS)       (DEPRECIATION)  DATE
-----------------------------------------   ---------      ----------      --------     -------
CURRENCY SOLD:
Japanese Yen                                84.125032      $ (258,668)     $   (331)     5/2/95
                                                           ----------      --------
     Total currency sold                                   $ (258,668)     $   (331)
                                                            =========      ========
CURRENCY PURCHASED:
Dutch Guilder                                1.514748      $  258,668      $ (5,760)     5/2/95
                                                           ----------      --------
     Total currency purchased                              $  258,668      $ (5,760)
                                                            =========      ========
Net payable for forward currency
  contracts purchased and sold                                             $ (6,091)
                                                                           ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                   Notes to Financial Statements
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Money Market Fund, Limited Term Income Fund, Government Mortgage Fund, Intermediate Income Fund, Investment Quality Bond Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, and International Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION:
--------------------

Investments of the U.S. Government Obligations Fund, the Prime Obligations Fund and the Tax-Free Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities in the Balanced Fund and the International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION:
-----------------------------

The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on a Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities resulting from changes in the exchange rate.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS:
-----------------------

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which Society Asset Management, Inc. (the Funds' investment adviser) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FORWARD CURRENCY CONTRACTS:
----------------------------

A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a Forward or if the value of the currency changes unfavorably.

FUTURES CONTRACTS:
-----------------

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS:
------------------------------------------------------------------

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement no payment is made and no interest accrues. A segregated account is established and maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until settlement date.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Stock Index Fund, the Value Stock Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, and the Balanced Fund.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL INCOME TAXES:
---------------------

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OTHER:
-----

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Victory Portfolios are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All expenses in connection with Intermediate Income, Investment Quality Bond, Balanced, Stock Index, Value, Growth, Special Value, and Special Growth Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of two years commencing with the respective inception dates.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   Limited Term Income Fund.............  $108,053,386       $ 27,036,296
                   Government Mortgage Fund.............  $ 34,141,401       $ 41,957,068
                   Intermediate Income Fund.............  $ 45,696,863       $ 32,245,604
                   Investment Quality Bond Fund.........  $ 53,718,571       $ 49,102,816
                   Ohio Municipal Bond Fund.............  $ 35,466,334       $ 36,043,062
                   Balanced Fund........................  $ 79,112,448       $ 62,383,648
                   Stock Index Fund.....................  $ 20,540,742       $  9,328,966
                   Value Fund...........................  $ 63,655,162       $ 17,814,533
                   Diversified Stock Fund...............  $142,784,968       $116,116,919
                   Growth Fund..........................  $  1,331,614       $ 25,478,542
                   Special Value Fund...................  $ 47,216,203       $ 23,119,184
                   Special Growth Fund..................  $  7,686,792       $ 11,925,297
                   Ohio Regional Stock Fund.............  $  1,531,661       $  2,110,048
                   International Growth Fund............  $ 30,178,013       $ 19,936,541

4. RELATED PARTY TRANSACTIONS:

Investment advisory services are provided to all the Funds by Society Asset Management, Inc. ("SAM"), a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of Society National Bank ("Society"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment and sub-investment advisory agreements, SAM is entitled to receive fees based on a percentage of the average net assets of the Funds. Society serves the Funds as custodian for all funds except the International Growth Fund. Society received no fees from the Funds for providing custodian services except for reimbursement of actual out-of-pocket expenses incurred. During the year ended October 31, 1994, KeyCorp made a capital contribution of $2,506,027 to the Prime Obligations Fund.

Society also serves as Shareholder Servicing Agent for all the Funds. As such, Society provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests,

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Society may receive a fee computed daily as a percentage of the average net assets of the Funds.

Affiliates of The BISYS Group, Inc. ("BISYS") serve as the Fund's administrator and distributor. Effective March 29, 1995, Concord Holding Corporation (the "Administrator"), an indirect, wholly-owned subsidiary of BISYS, became the administrator to the Funds and Victory Broker Dealer Services, Inc. (the "Distributor") became the distributor to the Funds. Prior to March 29, 1995, other affiliates of BISYS served as the Fund's administrator and distributor. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments from the Funds for serving as officers of the Funds. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

    Under the terms of the administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of the Funds. The Distributor receives no fees from the Funds for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1995, the Distributor received $171,000 from commissions earned on sales of shares of the variable net asset value funds all of which the Distributor reallowed to dealers of the Funds' shares, including $74,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average net assets.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Information regarding related party transactions is as follows for the six months ended April 30, 1995:

                                                U.S.                        TAX-FREE
                                              GOVERNMENT      PRIME          MONEY
                                              OBLIGATIONS    OBLIGATIONS     MARKET
                                              FUND             FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .35%           .35%           .35%
Voluntary fee reductions                                                    $ 16,151
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                     $    260
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $140,500       $193,436       $ 67,915

                                              LIMITED                                      INVESTMENT
                                                TERM         GOVERNMENT     INTERMEDIATE   QUALITY
                                               INCOME        MORTGAGE        INCOME          BOND
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .50%           .50%           .75%           .75%
Voluntary fee reductions                      $ 11,015       $ 12,348       $160,661       $122,074
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 38,451       $ 48,386       $ 39,466       $ 32,928

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                OHIO
                                              MUNICIPAL                      STOCK
                                                BOND         BALANCED        INDEX
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .60%          1.00%           .60%
Voluntary fee reductions                      $ 85,187       $293,792       $ 72,524
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                                    $ 70,657
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 20,140       $ 47,761       $ 10,560
Voluntary fee reductions:                                                   $ 17,703

                                                             DIVERSIFIED
                                               VALUE          STOCK          GROWTH
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%           .65%          1.00%
Voluntary fee reductions                      $434,192       $ 58,363       $ 93,184
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                      $    303       $    240
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 70,468       $ 84,805       $ 16,607

                                                                              OHIO
                                              SPECIAL        SPECIAL        REGIONAL       INTERNATIONAL
                                               VALUE          GROWTH         STOCK          GROWTH
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%          1.00%           .75%          1.10%
Voluntary fee reductions                      $192,792       $ 39,953       $  7,022       $ 61,413
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
Voluntary fee reductions                      $    144
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 40,759       $  7,725       $ 11,588       $ 59,708

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

5. MERGERS:

As approved by vote of shareholders of The Victory Funds via proxy dated April 28, 1995, effective June 5, 1995, certain portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Victory Fund to a corresponding investment fund of The Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The portfolios of The Victory Funds merged into existing funds of The Victory Portfolios as follows:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following portfolios of The Victory Funds merged into newly created funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

On March 17, 1994, the Growth Fund acquired all the net assets of the Society Earnings Momentum Fund pursuant to a plan of reorganization approved by the shareholders of the Society Earnings Momentum Fund. The acquisition was accomplished by a tax-free exchange of 858,745 shares of the Growth Fund for the 882,905 shares of the Society Earnings Momentum Fund outstanding on March 17, 1994. These share transactions are included in the Growth Fund's statement of changes in net assets. The Society Earnings Momentum Fund's net assets at March 17, 1994 of approximately $8,794,000, including $649,000 of unrealized appreciation, were combined with those of the Growth Fund. The combined net assets immediately after the acquisition were approximately $70,777,000.
---------------

1 Not included in this report.

THE VICTORY FUNDS                                  Notes to Financial Statements
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Funds (the "Fund"), organized as a Massachusetts business trust on January 6, 1982, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Declaration of Trust permits the Board of Trustees (the "Trustees") to create an unlimited number of Portfolios. Victory New York Tax-Free Portfolio and the Fund for Income Portfolio are two series (of a total of 14 series) of the Fund. Each Portfolio's capitalization consists of an unlimited number of shares of beneficial interest without par value.

On April 30, 1994, all of the assets and liabilities of the Investors Preference New York Tax-Free Fund, Inc. ("IPNY") and the Investors Preference Fund for Income, Inc. ("IPFFI") were acquired by the New York Tax-Free Portfolio and the Fund for Income Portfolio, respectively, of the Fund pursuant to separate Agreements and Plans of Reorganization approved by the shareholders of each IPNY and IPFFI.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies for New York Tax-Free Portfolio and Fund for Income Portfolio (the "Portfolios").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

SECURITIES VALUATION:
--------------------

The securities of the Fund for Income Portfolio that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at the closing over-the counter bid price, if available, or at their fair value as determined in good faith by management following procedures approved by the Fund's Trustees. Short term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost or original cost plus accrued interest, both of which approximates market value.

The securities of New York Tax-Free Portfolio are valued by a pricing service based upon a computerized matrix system or appraisals, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management following procedures approved by the Fund's Trustees.

REPURCHASE AGREEMENTS:
-----------------------

When each Portfolio enters into a repurchase agreement, the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value will be at least equal to the repurchase agreement amount. Each Portfolio monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, each Portfolio intends to seek additional collateral from the seller to terminate the repurchase agreements. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on the disposing of such securities. A repurchase agreement entered into by each Portfolio will be limited to transactions with broker-dealers or domestic banks believed to present minimal credit risks, and each Portfolio will take delivery of all securities underlying the repurchase agreement until such agreement expires.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION:
----------------------------------------------

The New York Tax-Free Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

INCOME TAXES:
-------------

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the New York Tax-Free Portfolio and the Fund for Income Portfolio.

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   New York Tax-Free                      $  1,117,454       $  1,736,206
                   Fund for Income                        $  7,973,666       $ 15,709,007

4. RELATED PARTY TRANSACTIONS:

ADVISORY AGREEMENT:
-------------------

Key Trust Company ("Key Trust") is the investment adviser for each Portfolio and receives a fee based on average daily net assets at an annual rate of 0.55% and 0.50% for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively. For the six months ended April 30, 1995, Key Trust accrued $44,599 and $64,663 in advisory fees, of which $41,068 and $42,981 was voluntarily waived, for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively.

ADMINISTRATION AGREEMENT:
-------------------------

Concord Financial Group (the "Administrator" or "Concord") is the Administrator to each Portfolio under an Administration Agreement with respect to each Portfolio. The Administrator receives an annual fee of 0.15% of each Portfolio's average net assets for services performed under each Portfolio's Administration Agreement. For the six months ended April 30, 1995, the administrator accrued $12,094 and $19,284 from the New York Tax-Free Portfolio and Fund for Income Portfolio, respectively, in administration fees, none of which were waived.

Effective March 29, 1995 Concord became BISYS Investment Services Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS serves as administrator on substantially identical terms as described above.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT:
-----------------------

Victory Broker Dealer Services, Inc. (the "Distributor"), an affiliate of the Administrator, serves as Distributor to each Portfolio. The Distributor sells shares of the Portfolios as agent on behalf of the Fund at no cost to the Portfolios. The Fund has adopted a Distribution and Service Plan (the "Plan") for the Class A shares of New York Tax-Free Portfolio and The Fund for Income Portfolio under Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Adviser or Administrator may use their fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolios. The Fund has adopted a Distribution Plan for Class B shares of New York Tax-Free Portfolio to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Distribution Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less. This fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day.

* Directors fees and expenses for the six months ended April 30, 1995 of $777 for New York Tax-Free Portfolio and $126 for Fund for Income Portfolio were paid to directors having no affiliation with the Fund other than in their capacity as directors.

5. MERGERS:

Effective June 5, 1995, certain Portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Portfolio of the Victory Funds to a corresponding investment fund of the Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The following Portfolios of The Victory Funds merged into existing funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following series of The Victory Funds merged into newly created series of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

As of June 2, 1995 the fund accounting for the Portfolios is being performed by BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of the The BISYS Group, Inc.

6. SPECIAL SHAREHOLDER MEETING:

On April 28, 1995, a special meeting of the shareholders of The Victory Funds was held to consider various proposals, including, among other things, the approval of an Agreement and Plan of Reorganization whereby the 14 series portfolios of The Victory Funds were reorganized into corresponding series of The Victory Portfolios, the election of certain nominees to serve on the Board of Trustees of The Victory Funds and the ratification of the selection of Coopers & Lybrand L.L.P. as independent auditors for each portfolio of The Victory Funds2.
---------------

1 Not included in this report.

2 The April 28, 1995 meeting was adjourned until May 26, 1995 with respect to the New York Tax Free and Fund For Income Portfolios due to a lack of a quorum on such date. On May 26, 1995, a quorum was present and voted the shares of such portfolios as indicated.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

Election of Trustees -- The shareholders of The Victory Funds, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of The Victory Funds. The shareholders of The Victory Funds approved each nominee. The results of such solicitation are as follows:

                           NOMINEE                        VOTES FOR       VOTES WITHHELD
          ------------------------------------------    --------------    ---------------
          Robert G. Brown                               1,306,537,258       38,671,464
          Edward P. Cambell                             1,308,422,096       36,786,627
          Harry Gazelle                                 1,307,262,991       37,945,462
          Thomas F. Morrissey                           1,310,379,551       34,828,901
          Stanley I. Landgraf                           1,308,450,924       36,757,800
          Leigh A. Wilson                               1,310,734,626       34,474,098
          H. Patrick Swygert                            1,311,252,568       34,456,155

Agreement and Plan of Reorganization -- the shareholders of each Portfolio approved an Agreement and Plan of Reorganization with respect to each Portfolio as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,430        15,011         37,413
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,834,471        11,902        105,207

Reclassification and Changes in Fundamental Policies -- The shareholders of the below-listed Portfolios approved certain reclassifications and changes in fundamental policies of the relevant Portfolio (and the successor Portfolio post-reorganization) by the following votes:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,550        15,011         37,293
          NY Tax Free-Class B                           29,267            --          1,666
          Fund for Income                            1,803,283        40,439        107,858

Ratification of Independent Auditors -- the shareholders of each Portfolio ratified the appointment of Coopers & Lybrand L.L.P. as independent auditors for each Portfolio for the next fiscal year as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          891,636           727         31,490
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,860,529         7,123         83,928

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus. Neither the Fund nor Victory Broker Dealer Services, Inc. is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC, the Federal Reserve Board, or any other agency. Victory Broker Dealer Services, Inc., which distributes The Victory Funds, is not affiliated with Key Trust Company. Investing in mutual funds involves risks, including the possible loss of principal amount invested. An investment in a money market Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.032        0.026        0.036        0.060        0.076
Distributions
  Net investment income                       (0.025)       (0.032)      (0.026)      (0.036)      (0.060)      (0.076)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.57%(a)      3.30%        2.62%        3.66%        6.14%        7.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $524,143      $412,048     $515,734     $579,836     $430,248     $376,021
Ratio of expenses to
  average net assets                           0.62%(b)      0.63%        0.60%        0.60%        0.60%        0.62%
Ratio of net investment income
  to average net assets                        5.15%(b)      3.20%        2.57%        3.50%        5.92%        7.56%
Ratio of expenses to
  average net assets*                                        0.80%
Ratio of net investment income
  to average net assets*                                     3.03%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

                                                                     PRIME OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.035        0.030        0.037        0.061        0.078
  Net realized losses on investments                        (0.003)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment
           Activities                          0.025         0.032        0.030        0.037        0.061        0.078
----------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.025)       (0.035)      (0.030)      (0.037)      (0.061)      (0.078)
Capital transactions                                         0.003
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.53%(a)      3.57%        3.05%        3.77%        6.32%        8.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $430,000      $782,303     $720,024     $524,338     $442,263     $444,238
Ratio of expenses to average net assets        0.69%(b)      0.62%        0.60%        0.61%        0.62%        0.62%
Ratio of net investment income to
  average net assets                           5.02%(b)      3.52%        2.96%        3.68%        6.14%        7.76%
Ratio of expenses to average net
  assets*                                                    0.79%
Ratio of net investment income to
  average net assets*                                        3.35%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    TAX-FREE MONEY MARKET FUND
                                           ----------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                           ------------------------------------------------------------
                                                             1994         1993         1992         1991         1990
                                           SIX MONTHS      --------     --------     --------     --------     --------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $    100
-----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.016         0.021        0.020        0.027        0.043        0.054
Distributions
  Net investment income                        (0.016)       (0.021)      (0.020)      (0.027)      (0.043)      (0.054)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                    1.66%(a)      2.17%        2.06%        2.77%        4.44%        5.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $ 209,606      $198,561     $189,351     $151,012     $129,601     $134,652
Ratio of expenses to average net assets         0.61%(b)      0.60%        0.59%        0.61%        0.62%        0.63%
Ratio of net investment income to
  average net assets                            3.32%(b)      2.14%        2.04%        2.70%        4.29%        5.32%
Ratio of expenses to average net
  assets*                                       0.63%(b)      0.79%        0.60%
Ratio of net investment income to
  average net assets*                           3.30%(b)      1.95%        2.02%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                                           Financial Highlights
--------------------------------------------------------------------------------

                                                                  NEW YORK TAX-FREE PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                        -------------------------------------------------
                                                 CLASS B                                 PERIOD
                                      -----------------------------                       FROM
                                                       PERIOD FROM                     JANUARY 1,
                                                      SEPTEMBER 26,                     1994 TO           YEARS ENDED
                                                         1994 TO                        OCTOBER          DECEMBER 31,
                                                       OCTOBER 31,                        31,         -------------------
                                                          1994          SIX MONTHS        1994         1993        1992
                                                      -------------       ENDED        ----------     -------     -------
                                                                        APRIL 30,
                                                                           1995
                                                                        ----------
                                      SIX MONTHS                        (UNAUDITED)
                                         ENDED
                                       APRIL 30,
                                         1995
                                      -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 12.39            $12.62        $  12.39       $  13.54      $ 12.76     $ 12.50
-------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                  0.31             0.07             0.32           0.57         0.70        0.74
    Net realized and unrealized
      gains (losses) on
      investments                          0.27            (0.23)            0.30          (1.15)        0.84        0.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment
      activities                           0.58            (0.16)            0.62          (0.58)        1.54        1.00
-------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                 (0.30)           (0.07)           (0.33)         (0.57)       (0.70)      (0.74)
    Net realized gains                    (0.17)              --            (0.17)            --        (0.06)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   (0.47)           (0.07)           (0.50)         (0.57)       (0.76)      (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 12.50           $12.39         $  12.51       $  12.39      $ 13.54     $ 12.76
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charge)                                  4.80%(b)        (1.25)%(b)        5.16%(b)      (4.31)%(b)   12.34%       8.26%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $   834               --         $ 15,974       $ 17,840      $28,530     $26,034
Ratio of expenses to average net
  assets                                   2.72%(c)         0.52%(c)         1.10%(c)       0.91%(c)     0.87%       0.66%
Ratio of net investment income to
  average net assets                       9.48%(c)         5.94%(c)         5.18%(c)       5.33%(c)     5.28%       5.89%
Ratio of expenses to average net
  assets*                                  3.07%(c)         0.86%(c)         1.45%(c)       1.25%(c)     0.96%       0.96%
Ratio of net investment income to
  average net assets*                      9.13%(c)         5.60%(c)         4.83%(c)       4.99%(c)     5.19%       5.59%
Portfolio turnover rate                   17.00%           18.00%           17.00%         18.00%       12.00%      14.00%


                                    PERIOD FROM
                                    FEBRUARY 11,
                                      1991 TO
                                    DECEMBER 31,
                                      1991(A)
                                    ------------

NET ASSET VALUE, BEGINNING OF
 PERIOD                               $  12.00
----------------------------------
Investment Activities
    Net investment income                 0.64
    Net realized and unrealized
      gains (losses) on
      investments                         0.50
----------------------------------
    Total from investment
      activities                          1.14
----------------------------------
Distributions
    Net investment income                (0.64)
    Net realized gains                      --
----------------------------------
    Total Distributions                  (0.64)
----------------------------------
NET ASSET VALUE, END OF PERIOD        $  12.50
----------------------------------
Total Return (excludes sales
  charge)                                11.06%(b)
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 20,995
Ratio of expenses to average net
  assets                                  0.45%(c)
Ratio of net investment income to
  average net assets                      6.28%(c)
Ratio of expenses to average net
  assets*                                 0.95%(c)
Ratio of net investment income to
  average net assets*                     5.78%(c)
Portfolio turnover rate                  61.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                          FUND FOR INCOME PORTFOLIO
                                            --------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                           FEBRUARY 1,
                                                             1994 TO                       YEARS ENDED JANUARY 31,
                                                           OCTOBER 31,     -------------------------------------------------------
                                                              1994          1994        1993        1992        1991        1990
                                            SIX MONTHS     -----------     -------     -------     -------     -------     -------
                                              ENDED
                                            APRIL 30,
                                               1995
                                            ----------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.43        $ 10.14       $ 10.57     $ 10.55     $ 10.19     $  9.90     $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                       (0.05)          0.52          0.80        0.80        0.85        0.91        0.93
    Net realized and unrealized gains
      (losses) on investments                    0.58          (0.71)        (0.41)       0.06        0.36        0.29        0.17
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment activities             0.53          (0.19)         0.39        0.86        1.21        1.20        1.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                       (0.35)         (0.52)        (0.80)      (0.80)      (0.85)      (0.91)      (0.93)
    Net realized gains                             --             --         (0.02)      (0.04)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.35)         (0.52)        (0.82)      (0.84)      (0.85)      (0.91)      (0.93)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   9.61        $  9.43       $ 10.14     $ 10.57     $ 10.55     $ 10.19     $  9.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)             5.70%(a)      (1.99)%(a)     3.75%       8.45%      12.34%      12.75%      11.77%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 24,713        $29,358       $46,632     $55,075     $58,055     $44,097     $35,788
Ratio of expenses to average net assets          0.57%(b)       1.12%(b)      1.13%       1.12%       0.92%       0.50%       0.29%
Ratio of net investment income to
  average net assets                             3.51%(b)       7.21%(b)      7.65%       7.56%       8.18%       9.15%       9.34%
Ratio of expenses to average net assets*         0.74%(b)       1.26%(b)
Ratio of net investment income to
  average net assets*                            3.34%(b)       7.07%(b)
Portfolio turnover                              27.00%         18.00%        47.00%      23.00%      24.00%       5.00%       5.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.

(b) Annualized

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                   LIMITED TERM INCOME FUND
                                         ----------------------------------------------------------------------------
                                                                           YEARS ENDED OCTOBER 31,
                                                         ------------------------------------------------------------
                                                           1994         1993         1992         1991         1990
                                         SIX MONTHS      --------     --------     --------     --------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $  10.53     $  10.45     $  10.33     $  10.02     $  10.04
---------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.27          0.54         0.57         0.64         0.73         0.76
  Net realized and unrealized gains
    (losses) on investments                    0.11         (0.61)        0.08         0.13         0.31        (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.38         (0.07)        0.65         0.77         1.04         0.75
---------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.28)        (0.54)       (0.57)       (0.64)       (0.73)       (0.77)
  Net realized gains                                        (0.04)                    (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.28)        (0.58)       (0.57)       (0.65)       (0.73)       (0.77)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    9.98      $   9.88     $  10.53     $  10.45     $  10.33     $  10.02
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          3.80%(a)     (0.66)%       6.39%        7.77%       10.82%        7.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 168,112      $ 79,150     $ 81,771     $ 55,565     $ 43,763     $ 31,303
  Ratio of expenses to average net
    assets                                     0.77%(b)      0.79%        0.77%        0.78%        0.80%        0.82%
  Ratio of net investment income to
    average net assets                         5.86%(b)      5.29%        5.49%        6.18%        7.20%        7.63%
  Ratio of expenses to average net
    assets*                                    0.79%(b)      0.97%        0.78%
  Ratio of net investment income to
    average net assets*                        5.84%(b)      5.10%        5.48%
  Portfolio turnover                          24.49%        41.26%       50.27%       14.97%        9.79%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

                                                                     GOVERNMENT MORTGAGE FUND
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED OCTOBER 31,                  MAY 18, 1990
                                         ENDED APRIL     ----------------------------------------------     TO OCTOBER 31,
                                          30, 1995         1994         1993         1992        1991          1990(A)
                                         -----------     --------     --------     --------     -------     --------------

                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $   10.33      $  11.36     $  11.07     $  10.73     $ 10.18        $  10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.36          0.68         0.66         0.74        0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.32         (1.02)        0.32         0.34        0.55            0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.68         (0.34)        0.98         1.08        1.35            0.53
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.37)        (0.67)       (0.66)       (0.74)      (0.80)          (0.35)
  Net realized gains                          (0.08)        (0.02)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.45)        (0.69)       (0.69)       (0.74)      (0.80)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   10.56      $  10.33     $  11.36     $  11.07     $ 10.73        $  10.18
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          6.64%(b)     (3.01)%       9.05%       10.34%      13.77%           5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 143,435      $148,168     $132,738     $ 73,660     $42,616        $ 31,972
  Ratio of expenses to average net
    assets                                     0.77%(c)      0.76%        0.75%        0.77%       0.78%           0.82%(c)
  Ratio of net investment income to
    average net assets                         6.99%(c)      6.38%        5.92%        6.82%       7.68%           7.98%(c)
  Ratio of expenses to average net
    assets*                                    0.79%(c)      0.96%        0.76%
  Ratio of net investment income to
    average net assets*                        6.97%(c)      6.18%        5.92%
  Portfolio turnover                          24.12%       131.63%       50.18%       11.19%      20.70%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                          INTERMEDIATE INCOME FUND          INVESTMENT QUALITY BOND FUND
                                     ----------------------------------  ----------------------------------
                                                         DECEMBER 10,                        DECEMBER 10,
                                                             1993                                1993
                                                        TO OCTOBER 31,                      TO OCTOBER 31,
                                                           1994(A)                             1994(A)
                                     SIX MONTHS ENDED  ----------------  SIX MONTHS ENDED  ----------------
                                        APRIL 30,                           APRIL 30,
                                           1995                                1995
                                     ----------------                    ----------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.25          $  10.00          $   9.10          $  10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.30              0.52              0.31              0.53
  Net realized and unrealized gains
    (losses) on investments                  0.17             (0.76)             0.29             (0.92)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.47             (0.24)             0.60             (0.39)
-----------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.31)            (0.51)            (0.32)            (0.51)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   9.41          $   9.25          $   9.38          $   9.10
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   5.07%(b)         (2.48)%(b)         6.74%(b)         (3.92)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $133,225          $112,923          $ 92,202          $ 94,685
  Ratio of expenses to average net
    assets                                   0.81%(c)          0.79%(c)          0.84%(c)          0.79%(c)
  Ratio of net investment income to
    average net assets                       6.65%(c)          6.23%(c)          6.89%(c)          6.33%(c)
  Ratio of expenses to average net
    assets*                                  1.08%(c)          1.25%(c)          1.10%(c)          1.25%(c)
  Ratio of net investment income to
    average net assets*                      6.38%(c)          5.77%(c)          6.63%(c)          5.87%(c)
  Portfolio turnover                        28.74%            55.06%            54.92%            89.92%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                     OHIO MUNICIPAL BOND FUND
                                           -----------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,                MAY 18, 1990
                                                           ------------------------------------------     TO OCTOBER 31,
                                                            1994        1993        1992        1991         1990(A)
                                           SIX MONTHS      -------     -------     -------     ------     --------------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.33       $ 11.52     $ 10.52     $ 10.37     $10.06         $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.26          0.49        0.52        0.60       0.65           0.28
  Net realized and unrealized gains
    (losses) on investments                     0.52         (0.94)       1.00        0.15       0.31           0.04
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities            0.78         (0.45)       1.52        0.75       0.96           0.32
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                         0.26         (0.49)      (0.52)      (0.60)     (0.65)         (0.26)
  Net realized gains                                         (0.25)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.26)        (0.74)      (0.52)      (0.60)     (0.65)         (0.26)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 10.85       $ 10.33     $ 11.52     $ 10.52     $10.37         $10.06
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           7.67%(b)     (4.08)%     14.75%       7.34%      9.87%          3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)            $58,137       $57,704     $50,676     $17,676     $8,042         $6,315
  Ratio of expenses to average net
    assets                                      0.64%(c)      0.51%       0.42%       0.09%      0.01%          0.38%(c)
  Ratio of net investment income to
    average net assets                          4.88%(c)      4.58%       4.77%       5.76%      6.39%          6.11%(c)
  Ratio of expenses to average net
    assets*                                     0.95%(c)      1.09%       0.86%       0.84%      0.82%          1.17%(c)
  Ratio of net investment income to
    average net assets*                         4.58%(c)      4.01%       4.33%       5.01%      5.58%          5.32%(c)
  Portfolio turnover                           64.80%        52.59%     150.76%      47.28%     15.06%         17.62%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED FUND                 STOCK INDEX FUND                  VALUE FUND
                                        ---------------------------     --------------------------     ---------------------------
                                                       DECEMBER 10,                    DECEMBER 3,                    DECEMBER 3,
                                                         1993 TO                         1993 TO                        1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED         1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      -----------     APRIL 30,      ------------
                                                                           1995                           1995
                                        SIX MONTHS                      ----------                     ----------
                                          ENDED                         (UNAUDITED)                    (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.62        $  10.00        $  10.18       $   10.00       $  10.13        $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.21            0.33            0.12            0.20           0.14            0.21
  Net realized and unrealized gains
    (losses) on investments                  0.62           (0.39)           0.92            0.16           0.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.83           (0.06)           1.04            0.36           0.93            0.32
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.24)          (0.32)          (0.13)          (0.18)         (0.14)          (0.19)
  Net realized gains                                                                                       (0.17)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.24)          (0.32)          (0.13)          (0.18)         (0.31)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.21        $   9.62        $  11.09       $   10.18       $  10.75        $  10.13
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   8.77%(b)       (0.57)%(b)      10.28%(b)        3.66%(b)       9.43%(b)        3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $158,762        $127,285        $105,834       $  89,686       $261,830        $188,184
  Ratio of expenses to average net
    assets                                   0.91%(c)        0.87%(c)        0.58%(c)        0.58%(c)       0.91%(c)        0.92%(c)
  Ratio of net investment income to
    average net assets                       4.30%(c)        3.97%(c)        2.48%(c)        2.35%(c)       2.88%(c)        2.32%(c)
  Ratio of expenses to average net assets*      1.32%(c)       1.49%(c)      0.92%(c)        1.10%(c)       1.29%(c)        1.48%(c)
  Ratio of net investment income to
    average net assets*                      3.89%(c)        3.35%(c)        2.14%(c)        1.82%(c)       2.50%(c)        1.76%(c)
  Portfolio turnover                        45.32%         118.49%          11.06%           1.44%          8.95%          39.05%

------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                  DIVERSIFIED STOCK FUND
                                        ---------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         1994         1993         1992         1991         1990
                                        SIX MONTHS     --------     --------     --------     --------     --------
                                          ENDED
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.68      $  13.39     $  12.16     $  11.44     $   9.25     $   9.90
-------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.14          0.25         0.18         0.19         0.23         0.26
  Net realized and unrealized gains
    (losses) on investments                  1.05          0.64         1.50         1.11         2.20        (0.67)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         1.19          0.89         1.68         1.30         2.43        (0.41)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.15)        (0.23)       (0.21)       (0.19)       (0.24)       (0.24)
  Net realized gains                        (1.38)        (1.37)       (0.24)       (0.39)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (1.53)        (1.60)       (0.45)       (0.58)       (0.24)       (0.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.34      $  12.68     $  13.39     $  12.16     $  11.44     $   9.25
-------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                  10.83%(a)      7.39%       14.04%       11.57%       27.50%       (4.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $321,593      $263,227     $257,405     $227,839     $177,472     $121,754
  Ratio of expenses to average net
    assets                                   0.87%(b)      0.89%        0.89%        0.91%        0.91%        0.91%
  Ratio of net investment income to
    average net assets                       2.35%(b)      2.06%        1.45%        1.63%        2.06%        2.75%
  Ratio of expenses to average net
    assets*                                  0.91%(b)      1.10%        0.90%
  Ratio of net investment income to
    average net assets*                      2.31%(b)      1.86%        1.43%
  Portfolio turnover                        43.76%       103.62%       86.32%       74.83%       50.78%       63.10%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                GROWTH FUND                 SPECIAL VALUE FUND              SPECIAL GROWTH FUND
                                        ---------------------------     ---------------------------     ---------------------------
                                                       DECEMBER 3,                     DECEMBER 3,                     DECEMBER 3,
                                                         1993 TO                         1993 TO                         1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED          1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      ------------     APRIL 30,      ------------
                                                                           1995                            1995
                                        SIX MONTHS                      ----------                      ----------
                                          ENDED                         (UNAUDITED)                     (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  10.23        $  10.00        $  10.49        $  10.00        $   8.90       $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.06            0.10            0.08            0.11            0.01             0.02
  Net realized and unrealized gains
    (losses) on investments                  0.64            0.22            0.82            0.48            0.45            (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.70            0.32            0.90            0.59            0.46            (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.06)          (0.09)          (0.08)          (0.10)          (0.01)           (0.02)
  Net realized gains                        (0.05)                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.11)          (0.09)          (0.13)          (0.10)          (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.82        $  10.23        $  11.26        $  10.49        $   9.35       $     8.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   6.91%(b)        3.22%(b)        8.65%(b)        5.92%(b)        5.20%(b)    (10.81)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $ 43,861        $ 66,921        $153,591        $118,600        $ 19,386       $   24,593
  Ratio of expenses to average net
    assets                                   1.03%(c)        0.94%(c)        1.01%(c)        1.00%(c)        1.16%(c)      0.98%(c)
  Ratio of net investment income to
    average net assets                       1.11%(c)        1.10%(c)        1.57%(c)        1.23%(c)        0.25%(c)      0.24%(c)
  Ratio of expenses to average net assets*      1.39%(c)       1.51%(c)      1.31%(c)        1.49%(c)        1.54%(c)      1.58%(c)
  Ratio of net investment income
    (loss) to average net assets*            0.75%(c)        0.52%(c)        1.27%(c)        0.74%(c)       (0.14)%(c)     (0.36)(c)
  Portfolio turnover                         2.56%          28.09%          18.88%          17.90%          39.58%          118.39%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                 OHIO REGIONAL STOCK FUND
                                         ------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                          1994        1993        1992        1991         1990
                                         SIX MONTHS      -------     -------     -------     -------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.56       $ 14.69     $ 12.12     $ 11.15     $  6.75     $   9.72
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       0.09          0.18        0.16        0.20        0.21         0.24
  Net realized and unrealized gains
    (losses) on investments                   0.85          0.39        2.63        1.07        4.39        (2.98)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          0.94          0.57        2.79        1.27        4.60        (2.74)
-----------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                      (0.09)        (0.17)      (0.18)      (0.21)      (0.20)       (0.23)
  Net realized gains                         (0.74)        (0.53)      (0.04)      (0.09)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.83)        (0.70)      (0.22)      (0.30)      (0.20)       (0.23)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.67       $ 14.56     $ 14.69     $ 12.12     $ 11.15     $   6.75
-----------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         7.06%(a)      3.96%      23.16%      11.50%      68.68%      (28.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)          $35,183       $33,965     $34,926     $36,115     $27,092     $ 13,039
  Ratio of expenses to average net
    assets                                    1.18%(b)      1.04%       1.04%       1.04%       1.08%        1.11%
  Ratio of net investment income to
    average net assets                        1.27%(b)      1.27%       1.17%       1.73%       2.16%        2.66%
  Ratio of expenses to average net
    assets*                                   1.22%(b)      1.27%       1.06%
  Ratio of net investment income to
    average net assets*                       1.22%(b)      1.04%       1.15%
  Portfolio turnover                          4.86%        14.38%       7.25%       7.56%      14.59%       11.17%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL GROWTH FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                  YEARS ENDED OCTOBER 31,                 MAY 18, 1990
                                          APRIL 30,      --------------------------------------------     TO OCTOBER 31,
                                            1995          1994         1993        1992        1991          1990(A)
                                         -----------     -------     --------     -------     -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.32      $ 11.93     $   8.93     $  9.20     $  9.46        $  10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             (0.01)       (0.03)      (0.02)       0.51            0.09
  Net realized and unrealized gains
    (losses) on investments                   (0.79)        1.40         3.03       (0.17)      (0.25)          (0.55)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          (0.79)        1.39         3.00       (0.19)       0.26           (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                             (0.01)      (0.52)          (0.08)
  Net realized gains                          (0.62)                                (0.07)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   11.91      $ 13.32     $  11.93     $  8.93     $  9.20        $   9.46
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         (5.82)%(b)   11.65%       33.59%      (2.08)%      2.93%          (4.54)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $  86,530      $81,307     $ 30,629     $11,091     $ 5,682        $  9,878
  Ratio of expenses to average net
    assets                                     1.51%(c)     1.48%        1.46%       1.56%       1.72%           1.70%(c)
  Ratio of net investment income
    (loss) to average net assets              (0.29)%(c)   (0.51)%      (0.74)%     (0.20)%      5.97%           2.51%%(c)
  Ratio of expenses to average net
    assets*                                    1.66%(c)     1.83%        1.63%       1.72%
  Ratio of net investment loss to
    average net assets*                       (0.45)%(c)   (0.86)%      (0.91)%     (0.35)%
  Portfolio turnover                          26.04%       50.66%       45.43%      91.92%     102.53%          12.16%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                    [LOGO]

                              THE VICTORY FUNDS


                                1-800-539-FUND


                                RS/VP-001 5/95

                                  BULK RATE
                                 U.S. POSTAGE
                                     PAID
                                CLEVELAND, OH
                                  Permit 469




                                    [LOGO]

                              THE VICTORY FUNDS

                                1-800-539-FUND

                                RS/VP-001 5/95

                  [This page left blank intentionally]

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS
                          THE OHIO REGIONAL STOCK FUND










 February 1, 1996




         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios -
The Ohio Regional Stock Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


Investment Policies and Limitations     1              INVESTMENT ADVISER
Valuation of Portfolio Securities       7     KeyCorp Mutual Fund Advisers, Inc.
Additional Purchase and
 Redemption Information                 8
Management of the Victory Portfolios   10           INVESTMENT SUB-ADVISER
Advisory and Other Contracts           19        Society Asset Management, Inc.
Additional Information                 26
Independent Auditor's Report           31                 ADMINISTRATOR
Financial Statements                   31          Concord Holding Corporation
Appendix                               32
                                                            DISTRIBUTOR
                                            Victory Broker-Dealer Services, Inc.

                                                          TRANSFER AGENT
                                             Primary Funds Services Corporation

                                                            CUSTODIAN
                                                Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION


         The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty-eight series of units of beneficial interest ("shares"), representing interests in twenty-eight separate investment portfolios. This Statement of Additional Information relates to The Ohio Regional Stock Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT POLICIES AND LIMITATIONS


Additional Information on Fund Instruments


         The  following  policies  supplement  the  investment   objectives  and
policies of the Fund as set forth in the Prospectus.

         Bankers' Acceptances and Certificates of Deposit. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.

         The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.


         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Victory Portfolios' Board of Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.

         Variable Amount Master Demand Notes. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. (See Variable and Floating Rate Notes.)

         Foreign Investment. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices are more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers, foreign branches of U.S. banks and of foreign banks. The Fund will acquire such securities only when Key Advisers or the Sub-Adviser believes the risks associated with such investments are minimal.

Variable and Floating Rate Notes. The Fund may acquire variable and floating rate notes, subject to its investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:


         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Options. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write call options on its common stocks in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the SubAdviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Miscellaneous Securities. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights.

The Fund will only purchase preferred stocks where the issuer is publicly traded and has capital in excess of $200 million.

         The Fund also may invest, consistent with its investment objective and policies, in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations.

         "When-Issued" Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the Victory Portfolios' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

         U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Trustees. The Fund intends to limit its securities lending to 33-1/3% of total assets.

         Other Investment Companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in money market funds of the Victory Portfolios.

Key Advisers and/or the Sub-Adviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Victory Portfolios' Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including the accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Restrictions

         The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

        THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

        4. Issue any senior  security (as defined in the 1940 Act),  except that
(a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayeddelivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:

        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not write or sell puts, straddles, spreads or combinations thereof or write or purchase put options or purchase call options.

        4. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A ("Restricted Securities"), or securities offered pursuant to
Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

        5. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        6. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.

        7.     Buy state, municipal, or private activity bonds.

State Regulations

        In addition, each of the Victory Portfolios, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Victory Portfolios' shareholders: (i) the Victory Portfolios has represented to the Texas State Securities Board, on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (ii) the Victory Portfolios has represented to the Texas State Securities Board on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest more than 5% of their net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

        The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

FUTURE DEVELOPMENTS

        The Fund may take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and Statement of Additional Information. Prior to commencing any new investment practice, the Fund will notify shareholders by means of prospectus supplement.


Portfolio Turnover


        The turnover rate for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

In the fiscal years ended October 31, 1994 and 1993, the Fund's portfolio turnover rates were ____% and ____%, respectively.


                        VALUATION OF PORTFOLIO SECURITIES

        Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board of Trustees.

                                   PERFORMANCE

        As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

        Yield and total return information may be useful to investors in reviewing the Victory Portfolios' performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

        STANDARDIZED YIELDS. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

               Standardized Yield = 2 [[(a-b + 1)to the sixth] - 1]
                                             --------
                                               cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses accrued for the period (net of any expense
                  reimbursements).
         c =      the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d =      the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended April 30, 1995 was ____% .

         DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class =

          Dividends of the Class  +  Number of days (accrual period) x 365
            ------------------------------------------------------------
                 Max. Offering Price of the Class (last day of period)

         The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges.

         From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value for the 30-day period ended ________, 1995 were ____% and ____%, respectively.

         TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                  (  ERV  )1 to the Nth - 1 = Average Annual Total Return
                    -----
                  (   P     )

         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                     P

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown any net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to ____, 1995 (life of fund) at maximum offering price were ___% and ____%, respectively. For the one and five year periods ended _______________, 1995 annual total returns for Class A were ______% and _____%, respectively.

         From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period October 20, 1989 (commencement of operations) to ________, 1995 (life of fund), at net asset value, was ____% and ___%, respectively. For the one and five year periods ended _______, 1995, average annual total return for Class A shares was ___% and ___%, respectively.

         OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc.("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (i) all other funds, excluding money market funds, and (ii) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

         From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star. Morningstar ranks the Class A and Class B shares of the Fund in relation to other taxable bond funds.

         The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgaged-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not application to indices.

         From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objective in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

With proper authorization, Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

         Investors may also judge, and the Fund may at times advertise, performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC/Donoghue's Money Fund Reports, Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

         Advertisements   and  sales  literature  may  include   discussions  of
specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, its investment philosophy.

         When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.


             ADDITIONAL PURCHASE EXCHANGE AND REDEMPTION INFORMATION



The Victory Portfolios (see "Description of Victory Portfolios" below) is open for business and the NAV of each class of shares of the Fund is calculated on each Business Day. A Business Day is every day on which the NYSE is open for business, the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The NAV of each class is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time (the "Valuation Time")) on each Business Day of the Fund. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The holiday closing schedule is subject to change.

         When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's NAVs at Valuation Time. A Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days.

         [If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.]

         Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         In the Prospectus, the Victory Portfolios, Key Advisers and the Sub-Adviser have notified shareholders that they reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                         ADDITIONAL PURCHASE INFORMATION

         ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

         The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

         CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

         The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         The methodology for calculating the net asset value, dividends and distributions of the Fund Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses included (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

         REDUCED SALES CHARGE. Reduced sales charges are applicable to purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other Victory Portfolios made at any one time. To obtain the reduction of the sales charge, you or your investment professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable sales charge.

         The contingent deferred sales charge is waived on Class B shares in the following cases: (i) shares sold to Key Advisers, the Sub-Adviser or their affiliates; (ii) shares issued in plans of reorganization to which the Fund is a party; and (iii) shares redeemed in involuntary redemptions.

         In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

         COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one investment professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

         RIGHTS OF ACCUMULATION. Your "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's NAV at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

         LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

         Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

         If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

         If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


                         ADDITIONAL EXCHANGE INFORMATION

         Class A shares of the Victory Portfolios (see "Description of Victory Portfolios" below) may be exchanged for shares of any Victory money market fund or any Victory Portfolios with a reduced sales charge. Shares of any Victory money market portfolio or any Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market portfolio may be used to purchase Class B shares of the Fund.)

         Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. The CDSC applicable to Class B shares is imposed on Class B shares redeemed within six years of the initial purchase of the exchanged Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest" in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


                        ADDITIONAL REDEMPTION INFORMATION

         REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares, or
(ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund. For information on which funds are available for the Reinstatement Privilege, please consult your program materials.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

         The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

         For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


Additional Tax Information


         It is the policy of each fund of the Victory Portfolios to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Code, for so long as such qualification is in the best interest of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Victory Portfolios expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.


         In order to qualify as a RIC, each fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Victory Portfolios control and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Victory Portfolios may engage in short-term trading and concentrate investments.
If a fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         Certain investment and hedging activities of a fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Victory Portfolios and their securities.

         Each fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide (or provided an incorrect) tax identification number , or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S.
tax liability.


         Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Victory Portfolios. No attempt has been made to present a complete explanation of the federal tax treatment of a fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a fund of these Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                      MANAGEMENT OF THE VICTORY PORTFOLIOS

Board of Trustees

         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                               Position(s) Held
                               With the Victory        Principal Occupation
Name, Address and Age          Portfolios              During Past 5 Years
---------------------          --------------------    -------------------
Robert G. Brown, 72
5460 N. Ocean Drive
Singer Island, FL  33404       Trustee                 Retired; from October 1983 to November 1990, President,
                                                       Cleveland Advanced Manufacturing Program (non-profit
                                                       corporation engaged in regional economic development);
                                                       Trustee, The Victory Funds.

Edward P. Campbell, 45
Nordson Corporation
28601 Clemens Road
Westlake, OH  44145            Trustee                 From March, 1994 to present, Executive Vice President and
                                                       Chief Operating Officer of Nordson Corporation
                                                       (manufacturer of application equipment); from May, 1988
                                                       March 1994, Vice President of Nordson Corporation; from
                                                       1987 to August 1994, member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May 1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds and Spears, Benzak, Salomon and Farrell
                                                       ("SBSF") Funds.
Dr. Harry Gazelle, 67
17822 Lake Road
Lakewood, Ohio  44107          Trustee                 Retired radiologist, Drs. Hill and Thomas Corp. Trustee,
                                                       The Victory Funds.







Dr. Thomas F. Morrissey, 62
Weatherhead School of
   Management
Case Western Reserve
  University
10900 Euclid Avenue
Cleveland, OH  44106-7235      Trustee                 1995 Visiting Scholar, Bond University, Queensland,
                                                       Australia; Professor, Weatherhead School of Management,
                                                       Case Western Reserve University; from 1989 to 1995,
                                                       Associate Dean of Weatherhead School of Management;
                                                       from 1987 to August 1994, Member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May  1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds.

Stanley I. Landgraf, 70
41 Traditional Lane
Albany, NY  12211              Trustee                 Retired; currently, Trustee, Rensselaer Polytechnic Institute;
                                                       Director, Elenel Corporation, Albany International
                                                       Corporation and Mechanical Technology, Inc.; Member,
                                                       Board of Overseers, School of Management, Rensselaer
                                                       Polytechnic Institute; Member, The Fifty Group (a Capital
                                                       Region business organization); Trustee, The Victory Funds.

Leigh A. Wilson*, 51
River Tower
420 East 54th Street
Apt. 10H
New York, NY  10022            Trustee and President   From 1989 to present, Chairman and Chief Executive
                                                       Officer,        Glenleigh
                                                       International    Limited;
                                                       from   1984-1989,   Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and SBSF Funds.

Dr. H. Patrick Swygert, 52
Howard University
2400 6th Street, N.W.
Suite 320
Washington, D.C. ___           Trustee                 Currently President, Howard University; Trustee, The
                                                       Victory Funds; formerly President, State University of New
                                                       York at Albany; formerly, Executive Vice President,
                                                       Temple University.

------------
* Mr. Wilson is deemed to be an "interested person" of The Victory Portfolios under the 1940 Act solely by reason of his position as President.

         The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Morrissey, Brown and Landgraf (Chairman), who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Board of Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as disinterested Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

         The Investment Policy Committee met four times during the current fiscal year commencing November 1, 1994. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met once since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the current fiscal year prior to May 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

         Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the Funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

         The following tables indicate the compensation received by each Trustee during the fiscal year of the Funds which ended on October 31, 1995:


                                                The Victory   The Victory                            The Victory       The Victory
                              The Victory       Diversified   Government          The Victory        Intermediate     International
                           Balanced Fund1/       Stock Fund  Mortgage Fund1/      Growth Fund2/      Income Fund      Growth Fund2/
                           ---------------       ----------  ---------------      -------------      -----------      -------------
Robert G. Brown,
    Trustee ........            $1,178.91         $2,331.48         $1,126.45         $1,168.23           $980.48           $880.52

Edward P. Campbell,
  Trustee ..........             1,539.75          2,009.87          1,174.17            740.45            841.67            670.63

Harry Gazelle,
  Trustee ..........               974.79          1,929.86            919.93            987.41            809.59            735.72

John W. Kemper,
  Trustee* .........               541.57          1,060.05            589.95            843.06            458.81            506.60

Thomas F. Morrissey,
  Trustee ..........             1,539.75          2,009.87          1,174.17          1,151.74            841.67            802.87

Stanley I. Landgraf,
  Trustee ..........             1,014.75          2,009.87            949.17            842.51            841.67            708.01

Leigh A. Wilson,
  Trustee ..........             1,112.55          2,206.35          1,021.27          1,213.17            920.59            865.44

H. Patrick Swygert,
  Trustee ..........             1,014.75          2,009.87            949.17          1,151.74            841.67            802.87

John Buckingham,*
  Trustee ..........               541.57          1,060.05            589.95            226.15            458.81            409.93

John R. Young,*
  Trustee ..........               577.04          1,132.82            621.95            750.08            488.98            494.95

*Resigned

------------------------------------------------


1/ For certain Trustees, these amounts include payments made by the Society Collective Investment Retirement Funds, which were reorganized into these Funds as of December 19, 1994.

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                             The Victory     The Victory         The Victory       The Victory      The Victory       The Victory
                      Investment Quality     Limited Term      Ohio Municipal    Ohio Regional   Prime Obligations       Special
                            Bond Fund2/      Income Fund2/         Bond Fund        Stock Fund           Fund           Value Fund
                            -------------    -------------         -----------      ------------       ---------         ----------
Robert G. Brown,
  Trustee ..........            $1,052.54         $1,155.92           $443.98           $271.80         $4,747.58         $1,091.75

Edward P. Campbell,
  Trustee ..........               776.01            922.20            376.72            231.79          3,921.95            942.58

Harry Gazelle,
  Trustee ..........               876.72            969.26            364.09            223.52          3,832.26            904.37

John W. Kemper,*
  Trustee ..........               644.08            581.73            223.59            133.11          2,818.92            489.58

Thomas F. Morrissey,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

Stanley I. Landgraf,
   Trustee .........               827.74            960.31            376.72            231.79          3,921.95            942.58

Leigh A. Wilson,
  Trustee ..........             1,033.38          1,143.77            407.85            252.05          4,143.70          1,036.09

H. Patrick Swygert,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

John D. Buckingham,*
  Trustee ..........               504.76            495.35            223.59            133.11          2,818.92            489.58

John R. Young,*
  Trustee ..........               619.72            590.17            236.57            140.98          2,915.30            523.93

*  Resigned

------------------------------------------------

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                     The Victory                                                                    The Victory      Victory
                      Tax-Free   The Victory U.S.                                   The Victory    Institutional      Stock
                       Money         Government       The Victory   The Victory      Government        Money          Index
                    Market Fund   Obligations Fund2/  Value Fund2/ Fund for Income3/ Bond Fund3/    Market Fund3/     Fund
                     -----------  ------------------  ------------ ----------------- -----------   -------------      ----

Robert G. Brown,
  Trustee ..........   $   1,781.03   $   5,774.42   $   1,842.48   $     217.14   $     773.66   $   3,820.17      $  797.69

Edward P. Campbell,
  Trustee ..........       1,523.27       4,324.24       1,581.23         114.18         389.76       2,204.64         689.90

Harry Gazelle,
  Trustee ..........       1,467.67       4,922.46       1,522.01         189.79         675.74       3,425.47         661.40

John W. Kemper,*
  Trustee ..........         853.51       3,098.06         841.91         161.55         624.83       2,554.32         356.16

Thomas F. Morrissey,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

Stanley I. Landgraf,
  Trustee ..........       1,523.57       4,828.66       1,580.86         157.16         535.10       2,927.66         689.90

Leigh A. Wilson,
  Trustee ..........       1,661.60       5,902.24       1,732.57         248.70         874.92       4,397.12         759.38

H. Patrick Swygert,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

John D. Buckingham,*
  Trustee ..........         853.51       2,478.65         840.54          82.92         318.60       1,333.87         356.16

John R. Young,*
  Trustee ..........         900.37       3,074.28         899.81         140.67         535.81       2,223.97         379.85

*           Resigned

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's successor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                                    The Victory
                             The Victory       The Victory     The Victory Ohio     The Victory      Financial
                         National Municipal       New York      Municipal Money   Special Growth      Reserves
                            Bond Fund3/        Tax-Free Fund3/    Market Fund3/      ____Fund2/       Funds 3/
Robert G. Brown,
  Trustee ..........               $39.89           $141.29         $2,962.00           $401.99        $4,834.58

Edward P. Campbell,
  Trustee ..........                26.78             76.45          4,899.18            272.35          3,549.91

Harry Gazelle,
  Trustee...........                37.48            123.38          3,548.52            341.34          5,474.20

John W. Kemper,*
  Trustee ..........                18.20            100.45          1,893.61            260.65          2,913.01

Thomas F. Morrissey,
  Trustee ..........                40.09            148.08          5,602.37            388.49          4,996.26

Stanley I. Landgraf,
  Trustee ..........                38.83            104.47          3,183.11            307.57          5,112.02

Leigh A. Wilson,
  Trustee ..........                49.44            162.90          3,424.84            417.32          5,729.73

H. Patrick Swygert,
  Trustee ..........                40.09            148.08          3,102.37            388.49          4,996.26

John D. Buckingham,*
  Trustee ..........                13.33             51.65          1,784.96            177.06          2,598.87

John R. Young,*
  Trustee ..........                18.91             88.31          1,661.29            238.89          2,709.16

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's predecessor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                       Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81

*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Balanced Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."



                                                                                      Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81


*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective
         Investment  Retirement Funds,  which were reorganized into the Balanced
         Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund
         Complex."



Officers

                  The officers of the Victory Portfolios, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position with the                     Principal occupation
   Name                                 Victory Portfolios                    during past 5 years
Leigh A. Wilson, 51                  President and Trustee              From 1989 to present, Chairman and
                                                                        Chief Executive Officer, Glenleigh
                                                                        International Limited; from 1984-1989,
                                                                        Chief Executive Officer, Paribas North
                                                                        America and Paribas Corporation; Trustee
                                                                        to The Victory Funds and SBSF Funds.

William B. Blundin, 57               Vice President                     Senior Vice President of BISYS Fund
                                                                        Services; officer of other investment
                                                                        companies administered by BISYS Fund
                                                                        Services; President and Chief Executive
                                                                        Officer of Vista Broker-Dealer Services,
                                                                        Inc., Emerald Asset Management, Inc. and
                                                                        BNY Hamilton Distributors, Inc.,
                                                                        registered broker/dealers.





J. David Huber, 49                   Vice President                     Executive Vice President, BISYS Fund
                                                                        Services.

Scott A. Englehart, 33               Secretary                          From October 1990 to present, employee
                                                                        of BISYS Fund Services, Inc.; from 1985
                                                                        to October 1990, Manager of Banking
                                                                        Center, Fifth Third Bank.

George O. Martinez, 36               Assistant Secretary                From March 1995 to present, Senior Vice
                                                                        President and Director of Legal and
                                                                        Compliance Services, BISYS Fund
                                                                        Services; from June 1989-March 1995,
                                                                        Vice President and Associate General
                                                                        Counsel, Alliance Capital Management.

Martin R. Dean, 31                   Treasurer                          From May 1994 to present, employee of
                                                                        BISYS Fund Services; from January 1987
                                                                        - April 1994, Senior Manager, KPMG
                                                                        Peat Marwick.

Adrian J. Waters, 32                 Assistant Treasurer                From May 1993 to present, employee of
                                                                        BISYS Fund Services; from 1989-May
                                                                        1993, Manager, Price Waterhouse.

         The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         The officers of the Victory Portfolios receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the Victory Portfolios for acting as Administrator.

         As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

Investment Adviser and Sub-Adviser


         KeyCorp Mutual Fund Advisers, Inc. was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the 1940 Act. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp. Affiliates of Key Advisers manage approximately $37 billion for numerous clients including large corporate and public retirement plans, TaftHartley plans, foundations and endowments, high net worth individuals and mutual funds.

         KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1995, KeyCorp had an asset base of $67.5 billion, with banking offices in 25 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger between Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company, which merger was consummated during the first quarter of 1994. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and mortgage leasing companies. Society National Bank is the lead affiliate bank of KeyCorp. The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund
                  Victory Government Mortgage Fund
                  Victory Financial Reserves Fund
                  Victory Fund for Income #

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal  Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory  Ohio Regional Stock Fund


         1% OF AVERAGE DAILY NET ASSETS
                  Victory  Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund+/-

         1.10% OF AVERAGE DAILY ASSETS
                  Victory International Growth Fund


         #        First   Albany   Asset   Management   Corporation   serves  as
                  sub-adviser to the Victory Fund for Income, for which it receives .20% paid by Key Advisers.

         +/- T. Rowe Price Associates, Inc. serves as sub-adviser to Society Special Growth Fund, for which it receives .25% of average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million paid by Key Advisers.


                          ADVISORY AND OTHER CONTRACTS

         Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Funds provides that it will continue in effect as to a particular Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Victory Portfolios in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties and obligations thereunder.

         Under the Investment Advisory Agreement, Key Advisers has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays Key Advisers a fee, computed daily and paid monthly, at the annual rate of sixty-five one-hundredths of one percent (.65%) of the average daily net assets of the Fund.

         Prior to January, 1993, Society National Bank served as investment adviser to the Fund. From January, 1993 until , 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1992, 1993 and 1994 the Fund paid investment advisory fees of $246,071, $252,982 and $247,755, respectively, after fee reductions of $0, $5,574 and $10,682, respectively. For the six months ended April 30, 1995, the Fund paid investment advisory fe es of $__________.

         Under an investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers, Key Advisers may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers.

         Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of each of the Victory Portfolios except Fund for Income and Special Growth Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Fund. For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser subadvisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the schedule below:


For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                           Rate of                             Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.65%        Up to $10,000,000       0.90%
Next $15,000,000           0.50%        Next $15,000,000        0.70%
Next $25,000,000           0.40%        Next $25,000,000        0.55%
Above $50,000,000          0.35%        Above $50,000,000       0.45%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                               Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.40%        Up to $10,000,000        0.25%
Next $15,000,000           0.30%        Next $15,000,000         0.20%
Next $25,000,000           0.25%        Next $25,000,000         0.15%
Above $50,000,000          0.20%        Above $50,000,000        0.125%

--------------------
* As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the Sub-Adviser, and shall be in writing and signed by the parties hereto.


Glass-Steagall Act

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         Key Advisers and the Sub-Adviser believe that they may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios without violation of applicable statutes and regulations and has so represented in its Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios. Key Trust Company of Ohio, N. A. believes that it may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Shareholder Servicing Agreement with the Victory Portfolios (as described below) without violation of applicable statutes and regulations and has so represented in such Shareholder Servicing Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser from continuing to perform such services for the Victory Portfolios. Depending upon the nature of any changes in the services which could be provided by Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser the Trustees of the Victory Portfolios would review the Victory Portfolios' relationship with Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser and its affiliated and correspondent banks and other non-bank affiliates in connection with customer purchases of shares of the Victory Portfolios, the banks and such non-bank affiliates might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Victory Portfolios' method of operations would affect its net asset value per share or result in financial losses to any customer.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N. A., Key Advisers and the Sub-Adviser including, but not limited to, (i) descriptions of the operations of Key Trust Company of Ohio, N. A., Key Advisers and the Sub-Adviser;
(ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the operations of Key Trust Company of Ohio, N. A., Key Advisers and the Sub-Adviser.


Portfolio Transactions


         Pursuant to the Investment Advisory (Sub-Advisory) Agreement, Key Advisers or the Sub-Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each fund's investment objective and restrictions, which securities are to be purchased and sold by a fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker/dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Key Advisers or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the advisory (sub-advisory) fees payable to Key Advisers or the Sub-Adviser by the Victory Portfolios. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory Portfolios and other clients and, conversely, supplemental information obtained by the placement of business or other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its affiliates, Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each fund are made independently from those for the other funds or any other investment company or account managed by Key Advisers or the Sub-Adviser. Any such other investment company or account may also invest in the same securities as a particular fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the SubAdviser believes to be equitable to a fund or the Victory Portfolios and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtained by a fund. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory (Sub-Advisory) Agreement, in making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the Sub-Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

         In the fiscal years ended October 31, 1992, 1993 and 1994, the Fund paid $421,782, $14,502 and $18,410, respectively, in brokerage commissions. For the six months ended April 30, 1995, the Fund paid $__________ in brokerage commissions.


Administrator


         Currently, Concord Holding Corporation ("CHC") serves as general manager and administrator (the "Administrator") to the Fund. Prior to CHC becoming administrator to the Funds, The Winsbury Company ("Winsbury") served as administrator. The Administrator assists in supervising all operations of each fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory (Sub-Advisory) Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

CHC receives a fee from each fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to any fund in order to increase the net income of one or more funds of the Victory Portfolios available for distribution as dividends.

Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one- year terms thereafter, provided that such continuance is ratified at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of that Fund , and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

         The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the
Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.

         CHC receives an annual fee of .15% of the Fund's average net assets, paid monthly, for services performed under the Fund's Administration Agreement. CHC may, from time to time, agree to reimburse the Fund for expenses above a specified percentage of average net assets.

         Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are they responsible for the underwriting of Victory Portfolios shares.

         In the fiscal years ended October 31, 1992, October 31, 1993 and October 31, 1994, the Fund paid to Winsbury aggregate administration fees of $49,094, $50,596 and $39,095, respectively, after fee reductions of $0, $52,097 and $39,988, respectively. In the six months ended April 30, 1995, the Fund p aid administration fees of
$-----------.

Class B Shares Distribution Plan

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company Act of 1940.

The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee and the contingent deferred sales charge received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by a Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of a Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Trustees including a majority of the Independent Trustees at a meeting called for that purpose and by the holders of a majority of shares of the class. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Fund's shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

Business Management Agreement

         In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers, pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Company's Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and other administrative and compliance systems and support services.

         For such services, the Sub-Adviser pays fees to Key Advisers which vary according to a sliding scale containing "breakpoints" at which decreases in the business management fees correspond to increases in the average daily net asset values of a Fund as follows:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.30%        Up to $10,000,000       0.55%
Next $15,000,000           0.15%        Next $15,000,000        0.35%
Next $25,000,000           0.05%        Next $25,000,000        0.20%
Above $50,000,000          0.00%        Above $50,000,000       0.15%



For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.25%        Up to $10,000,000       0.20%
Next $15,000,000           0.15%        Next $15,000,000        0.15%
Next $25,000,000           0.10%        Next $25,000,000        0.10%
Above $50,000,000          0.05%        Above $50,000,000       0.075%


----------------

*        As a percentage of average daily net assets.

Shareholder Servicing  Plan

The Victory Portfolios, on behalf of the Class A and Class B shares of the Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares, which include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Victory Portfolios on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires ; (vi) responding to customer inquiries concerning their investment in shares; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (x) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided as Shareholder Servicing Agent pursuant to its respective Shareholder Servicing Agreement, the Victory Portfolios pays each Shareholder Servicing Agent a fee computed daily and paid monthly, in amounts aggregating not more than twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund per year. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


Expenses


         Each fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees of the Trustees of the Victory Portfolios, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the fund's operation.

         If total expenses borne by any of the Victory Portfolios in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Sub-Adviser as applicable, and the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Victory Portfolios limits each fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a fund's average net assets, 2.0% of the next $70 million of a fund's average net assets, and 1.5% of a Fund's remaining average net assets. Any expenses to be borne by Key Advisers or the Sub-Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, or the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.


Distributor


         Victory Broker-Dealer Services, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of each fund of the Victory Portfolios pursuant to a Distribution Agreement . Prior to Victory Broker-Dealer Services, Inc. becoming the Distributor, Winsbury served as distributor of each Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (i) by the Victory Portfolios' Trustees or by the vote of a majority of the outstanding shares of the Victory Portfolios, and (ii) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of its assignment, as defined in the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, Winsbury received $34,615, $77,258 and $212,021, respectively, in underwriting commissions, and retained $0, $0 and $15, respectively. For the six months ended April 30, 1995, the Distributor received $__________ in underwriting commissions.


Fund Accountant


         BISYS Fund Services Ohio, Inc. serves as fund accountant for each fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Victory Portfolios' net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Victory Portfolios, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of a Fund's daily average net assets, .02% of the next $100 million of a Fund's daily average net assets, and .01% of a Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable Fund, $2,917 per tax-free Fund, and $3,333 per international Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

In the fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, the Victory Portfolios paid The Winsbury Service Corporation fund accounting fees (after fee waivers) of $119,516, $144,288 and $152,663, respectively, for the Fund. For the six months ended April 30, 1995, the Fund paid $__________ in fund accounting fees.


Custodian


         Cash and securities owned by each fund of the Victory Portfolios (except the International Growth Fund) are held by Key Trust Company of Ohio, N.A. as custodian; cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub-custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian. Key Trust Company of Ohio, N.A. serves as custodian to each fund of the Victory Portfolios (except the International Growth Fund) pursuant to a Custodian Agreement dated May 24, 1995. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated _____________. Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund; (ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities; (iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. and The Bank of New York each may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.


Transfer Agent


         The Primary Funds Service Corporation serves as transfer agent and dividend disbursing agent for each fund, pursuant to a Transfer Agency and Shareholder Servicing Agreement. Under its agreement with the Victory Portfolios, Primary Funds Service Corporation has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, Primary Funds Service Corporation receives a maximum monthly fee of $1,250 per fund to a maximum of $3.50 per account per fund.


Auditors


         The financial highlights appearing in the Prospectus for the Fund, other than unaudited information marked as such, has been derived from financial statements of the Victory Portfolios which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are incorporated by reference in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.



Legal Counsel


         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 are counsel to the Victory Portfolios.

                             ADDITIONAL INFORMATION

Description of Shares


          The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. On or about February 29, 1996, contingent upon shareholder approval, the Victory Portfolios will convert from a Massaschusetts business tr ust to a Delaware business trust. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         As described in the Prospectus under the caption "ADDITIONAL INFORMATION -- Voting Rights," shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Victory Portfolios and filed with the Victory Portfolios' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.


Shareholder and Trustee Liability

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.


Delaware Law [to be inserted]


Miscellaneous


         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Victory Portfolios upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Victory Portfolios' Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of the respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund but that are allocated to a fund in proportion to the relative net asset values of the respective fund of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees of the Victory Portfolios and will be in accordance with generally accepted accounting principles. Determinations by the Trustees of the Victory Portfolios as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

         As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the out standing shares" of the Victory Portfolios or a particular fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Victory Portfolios or such fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding votes of shareholders of the Victory Portfolios or such fund.

         Organizational expenses are allocated to each of the Victory Portfolios and are amortized over a period of two years from the commencement of the public offering of shares of the Victory Portfolios.

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios, serve for a term lasting until the next meeting of shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.
         The Victory Portfolios is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         The 1994 Annual Report and 1995 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1994 and for the semi-annual period ended April 30, 1995. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety in reliance upon such report of Coopers & Lybrand L.L.P. and on the authority of such firm as experts in auditing and accounting.

                          INDEPENDENT AUDITOR'S REPORT

                              FINANCIAL STATEMENTS

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"),
Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):


         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):


         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.


         Description of the three highest long-term debt ratings by Duff:


         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+.     High credit quality Protection factors are strong.

         AA.      Risk is modest but may vary slightly from time to time

         AA-.     because of economic conditions.

         A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):


         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


         IBCA's description of its three highest long-term debt ratings:


         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial . Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.



         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:


         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:


         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.


         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


         S&P's description of its three highest short-term debt ratings:


         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):


         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.

         Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.


         IBCA's description of its three highest short-term debt ratings:


         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.


Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:


         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.


         S&P's description of its two highest municipal note ratings:

         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.


Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.


         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.


Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations


         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                    [LOGO]

                              THE VICTORY FUNDS





                                 SEMI-ANNUAL
                                    REPORT

                            ---------------------
                            THE VICTORY PORTFOLIOS


                                APRIL 30, 1995

C      O      N      T      E      N      T      S


Shareholder Letter                           1
Investment Review and Outlook                2

        FINANCIAL STATEMENTS
        --------------------
Understanding Your Financial Statements      3
Statements of Assets and Liabilities         5
Statements of Operations                    10
Statements of Changes in Net Assets         15
Schedules of Portfolio Investments          22
Notes to Financial Statements               73
Financial Highlights                        83



Society Asset Management, Inc. ("SAM"), a subsidiary of KeyCorp, is the investment adviser to The Victory Portfolios. The Victory Portfolios is sponsored and distributed by Victory Broker Dealer Services, Inc., which is not affiliated with SAM, KeyCorp, any KeyCorp bank or their affiliates. SAM and Society National Bank, also a subsidiary of KeyCorp, receive fees from The Victory Portfolios for their services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Portfolios.

Yields will fluctuate, and there can be no assurance that the money market funds of The Victory Portfolios will be able to maintain a stable net asset value of $1.00 per share. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government. The composition of the fund's holdings is subject to change.


--------------------------------------------------------------------------------
         NOT
        FDIC
       INSURED
--------------------------------------------------------------------------------
SHARES OF THE VICTORY PORTFOLIOS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, SOCIETY ASSET MANAGEMENT, INC., OR THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE VICTORY

PORTFOLIOS



DEAR SHAREHOLDER:

The Victory Portfolios is pleased to provide you with this semi-annual report for the six-month period ended April 30, 1995. We are very proud to inform you that the Diversified Stock Fund, the Ohio Regional Stock Fund and the Fund for Income Portfolio all received 4 star ratings by Morningstar as of April 30, 1995.* For more information about your funds, rankings or for article reprints call 1-800-KEY-FUND (539-3863).

Last year, when we changed our name to The Victory Portfolios, we also added a number of convenient service and investment features. These initiatives marked the beginning of a broader plan to restructure and expand our products and services. Most recently, shareholders of The Victory Funds, an affiliated group of funds with 14 investment portfolios, approved a reorganization that took place on June 5, 1995. This date marked the final steps of a year-long process focused on streamlining our product offerings and increasing the efficiency of other services necessary to support the funds' operations. On June 5, The Victory Funds merged with The Victory Portfolios. Seven portfolios of our affiliate were merged with comparable investment portfolios, and seven new portfolios were added. In all, there are now 24 Victory Portfolios available to investors as part of the combined $5.1 billion complex.

I won't go into the enormous detail of this restructuring effort except to thank management, our service providers and our investment professionals for their support.

WOULDN'T IT BE NICE IF . . . (some summertime thoughts)

- the information superhighway actually cut our commute time

- major league baseball players had to get real jobs at real wages (at least for a while)

- the Paperwork Reduction Act actually resulted in less paperwork for America's businesses

Thank you for choosing to invest in The Victory Portfolios. Our goal is to become America's First Choice for Investors.


LEIGH A. WILSON

Leigh A. Wilson, President
THE VICTORY PORTFOLIOS

P.S. For more information about any of The Victory Portfolios, please request a prospectus by calling 1-800-KEY-FUND (539-3863). The prospectus contains more complete information, including charges and expenses. Read the prospectus carefully before you invest or send money.


*Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 1995. The ratings are subject to change every month. Star ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three- and five-year periods ended April 30, 1995, 1,190 and 891 equity funds, 561 and 372 fixed-income funds were rated. Diversified is rated 4 stars for the three- and five-year periods; Ohio Regional is rated 3 stars for the three-year period and 4 stars for the five-year period; and Fund for Income is rated 3 stars for the three-year period and 4 stars for the five-year period. Ten percent of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and 10% receive 1 star. Past performance is no guarantee of future results. These ratings do not include the effect of a sales charge. Fees have been waived for certain periods; without the effect of these waivers performance and ratings may have varied.

INVESTMENT

REVIEW

AND

OUTLOOK

(AS OF MAY 5, 1995)



IN OUR OPINION . . .

FROM 75 TO 45 (mph)

The widely predicted SOFT LANDING of the U.S. economy is not "on the way" . . . it's already "arrived." More and more fresh economic data depict an economy which, in recent months, has "slowed" from a "75 mile-per-hour" pace throughout 1994 (especially during the fourth quarter) to a more modest "speed" of roughly "45 miles per hour." This slowing appears to be very satisfying to the economy's primary "traffic cop" . . . the Federal Reserve.

The latest economic numbers describe an "economic vehicle" with the "brakes" now firmly applied. The May 3 release of the Index of Leading Economic Indicators for March recorded its largest decline in two years. February and March also registered as the largest back-to-back monthly declines since the summer of 1992. Equally exciting (only to economists) was a surprising 0.1% decline in factory orders during March, another sign of some "bad gas" in the "economic engine." In addition, factory inventories rose more than expected in March and were revised higher for February. This stronger inventory buildup suggests that the most recent U.S. Commerce Department estimate of a 2.8% real GDP growth "speed" during the first quarter of 1995 will be revised to a "faster speed." This expected upward revision will come at the expense of a weak current quarter . . . perhaps as "sluggish" as a 1.2-1.8% real annual rate.

The May 5 release of the April unemployment numbers, which jumped from 5.5% to 5.8%, shed further light on the "engine's diagnosis." These particularly weak numbers could "fuel" additional near-term strength in both stocks and bonds.

IS THE FED FINISHED TIGHTENING?

The data of recent days provided more "high octane" fuel to the financial markets' belief that the Fed will likely "stay on cruise control" for some time to come. Many economists now suggest the Fed's next move will be to "step on the gas" (ease policy). Although we would like to believe that, we expect a modest resurgence of the economy during the second half of 1995, "fueled" by rising exports, solid manufacturing output, strong capital spending, and improved consumer interest in housing. This combination, added to some worrisome economic "exhaust" (inflation pressure), could force the Fed's foot to the "brake pedal" once again.

Society Asset Management, Inc.

                   UNDERSTANDING YOUR FINANCIAL STATEMENTS

o The FINANCIAL STATEMENTS summarize and describe a fund's financial transactions. They are broken down into four different statements, which are illustrated below:

THE STATEMENTS OF ASSETS AND LIABILITIES lists all of the assets and liabilities of the mutual fund. This is the individual fund's "balance sheet." Also disclosed on this statement is the fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the mutual fund's net assets (capital stock, undistributed income, etc.).

[FORM]          SUMMARY OF THE MUTUAL FUND'S INVESTMENTS AND ALL
                OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS
                OWED TO THE FUND BY OUTSIDE PARTIES

                SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY
                THE MUTUAL FUND

                NET RESULT OF ASSETS LESS LIABILITIES

                THE MARKET WORTH OF THE MUTUAL FUND'S TOTAL ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE


THE STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the mutual fund's investments, the expenses incurred by the fund from its operations, and any gains or losses recognized by the fund from holding and/or selling any investments.



[FORM]          ANY INCOME EARNED FROM THE MUTUAL FUND'S INVESTMENTS

                OPERATING EXPENSES INCURRED BY THE MUTUAL FUND DURING
                THE PERIOD



                GAINS OR LOSSES REALIZED UPON THE SALE OF THE MUTUAL FUND'S INVESTMENTS ALONG WITH UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS AT THE REPORT DATE

                NET CHANGE DUE TO MUTUAL FUND OPERATIONS

THE STATEMENT OF CHANGES IN NET ASSETS shows the total assets of the mutual fund for the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


[FORM]          OPERATIONS - SEE STATEMENT OF OPERATIONS

                DIVIDENDS TO SHAREHOLDERS - TOTAL INCOME DIVIDENDS PAID TO SHAREHOLDERS DURING THE PERIODS

                NET REALIZED GAINS - TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                CAPITAL STOCK TRANSACTIONS - DOLLAR VALUE OF MUTUAL FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


THE PORTFOLIO OF INVESTMENTS lists each investment holding in the mutual fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the mutual fund's net assets that these groupings represent is also disclosed.


[FORM]          TYPE OF SECURITY

                INDUSTRY SECTOR AND PERCENTAGE OF THE MUTUAL FUND's NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)


                ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND MARKET
                VALUE AS OF REPORT DATE



o The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These include information on accounting methods used by the mutual fund, contractual arrangements between the fund and its service providers, certain transactions affecting the fund, and other general information about the fund.

o The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout the period, the net investment income, the realized and unrealized gains and losses, and the dividends and distributions of the fund. It also shows key data and ratios, such as the total return for the period, the portfolio turnover rate for funds other than money market mutual funds, and the ratio of net investment income to average net assets.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                        U.S.                     TAX-FREE
                                                                      GOVERNMENT    PRIME         MONEY
                                                                      OBLIGATIONS  OBLIGATIONS    MARKET
                                                                        FUND         FUND          FUND
                                                                       (000)        (000)         (000)
                                                                      --------     --------      --------
ASSETS:
Investments, at value                                                 $228,336     $392,425      $208,031
Repurchase agreements                                                  296,998       37,315
---------------------------------------------------------------------------------------------------------
                                                                       525,334      429,740       208,031
Cash                                                                                                  322
Interest receivable                                                      1,525        2,467         2,066
Prepaid expenses                                                             5           34             7
---------------------------------------------------------------------------------------------------------
         Total Assets                                                  526,864      432,241       210,426
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        2,381        1,867           675
Accrued expenses and other payables:
  Investment advisory fees                                                 153          125            62
  Administration fees                                                       66           54            27
  Accounting and transfer agent fees                                        44           52            22
  Other                                                                     77          143            34
---------------------------------------------------------------------------------------------------------
         Total Liabilities                                               2,721        2,241           820
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                524,337      432,505       209,606
Accumulated undistributed net realized losses from investment
  transactions                                                            (194)      (2,505)
---------------------------------------------------------------------------------------------------------
         Net Assets                                                   $524,143     $430,000      $209,606
---------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                      524,337      430,000       209,606
---------------------------------------------------------------------------------------------------------
Net asset value--redemption and offering price per share              $   1.00     $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Investments, at cost                                                  $525,334     $429,740      $208,031
---------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                             NEW YORK
                                                                               TAX-         FUND FOR
                                                                               FREE          INCOME
                                                                            PORTFOLIO       PORTFOLIO
                                                                              (000)           (000)
                                                                           ------------     ---------
ASSETS
Investments, at value                                                        $ 16,410        $23,678
Repurchase agreements                                                                          1,003
-----------------------------------------------------------------------------------------------------
                                                                               16,410         24,681
Interest receivable                                                               338            183
Cash                                                                                               4
Receivable for capital shares issued                                              429
Receivable from brokers for investments sold                                                      93
Receivable from fund adviser                                                       41             36
-----------------------------------------------------------------------------------------------------
  Total Assets                                                                 17,218         24,997
-----------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                     58
Payable to brokers for investments purchased                                      195             64
Payable for capital shares redeemed                                               111             85
Dividends payable                                                                  44            119
Accrued expenses and other payables:
  Administrative fee                                                                2              3
  Other                                                                                           13
-----------------------------------------------------------------------------------------------------
  Total Liabilities                                                               410            284
-----------------------------------------------------------------------------------------------------
NET ASSETS
Capital                                                                        15,880         26,101
Undistributed (distributions in excess of) net investment income                    6            (90)
Net unrealized appreciation on investments                                        925            509
Accumulated undistributed net realized losses on investments                       (3)        (1,807)
-----------------------------------------------------------------------------------------------------
  Net Assets                                                                 $ 16,808        $24,713
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class A                    1,277          2,571
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class B                       67
-----------------------------------------------------------------------------------------------------
Net asset value -- redemption price per share -- class A                     $  12.51        $  9.61
-----------------------------------------------------------------------------------------------------
Offering price (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted to
  nearest cent) per share -- class A                                         $  13.13        $  9.81
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge -- class A                                                 4.75%          2.00%
-----------------------------------------------------------------------------------------------------
Net asset value -- offering and redemption price per share -- class B        $  12.50
-----------------------------------------------------------------------------------------------------
Investments at cost                                                          $ 15,485        $24,172
-----------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                  LIMITED                               INVESTMENT      OHIO
                                                   TERM       GOVERNMENT   INTERMEDIATE  QUALITY     MUNICIPAL
                                                  INCOME       MORTGAGE      INCOME        BOND         BOND
                                                   FUND          FUND         FUND         FUND         FUND
                                                   (000)        (000)        (000)        (000)        (000)
                                                -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value                            $ 165,669     $142,962     $130,878     $ 91,366     $ 57,871
Interest receivable                                  2,571          983        2,429        1,453        1,157
Receivable for capital shares issued                                 21                                     24
Receivable from brokers for investments sold                      2,753                     2,048        2,035
Unamortized organization costs                                                     8            9
Prepaid expenses                                                     14           16           13            3
---------------------------------------------------------------------------------------------------------------
         Total Assets                              168,240      146,733      133,331       94,889       61,090
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                      3,136                     2,542        2,845
Payable for capital shares redeemed                      1            4
Accrued expenses and other payables:
  Investment advisory fees                              65           59           52           38           14
  Administration fees                                   21           18           16           11            7
  Accounting and transfer agent fees                    15           13           13           11            9
  Other                                                 26           68           25           85           78
---------------------------------------------------------------------------------------------------------------
         Total Liabilities                             128        3,298          106        2,687        2,953
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                            169,603      150,214      139,577       99,169       58,717
Undistributed net investment income                    190          194          168          122           55
Net unrealized appreciation (depreciation) from
  investments                                         (519)      (4,357)      (2,607)      (2,022)         275
Accumulated undistributed net realized losses
  from investment transactions                      (1,162)      (2,616)      (3,913)      (5,067)        (910)
---------------------------------------------------------------------------------------------------------------
         Net Assets                              $ 168,112     $143,435     $133,225     $ 92,202     $ 58,137
---------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest
  (shares)                                          16,853       13,587       14,164        9,827        5,356
---------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share      $    9.98     $  10.56     $   9.41     $   9.38     $  10.85
---------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted to
  nearest cent) per share                        $   10.18     $  11.09     $   9.88     $   9.85     $  11.39
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                 2.00%        4.75%        4.75%        4.75%        4.75%
---------------------------------------------------------------------------------------------------------------
Investments, at cost                             $ 166,188     $147,319     $133,485     $ 93,388     $ 57,596
---------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                   STOCK                   DIVERSIFIED
                                                     BALANCED      INDEX       VALUE        STOCK      GROWTH
                                                       FUND         FUND        FUND         FUND       FUND
                                                      (000)        (000)       (000)        (000)       (000)
                                                     --------     --------    --------     --------    -------
ASSETS:
Investments, at value                                $158,944     $105,660    $263,048     $323,032    $43,646
Cash                                                                     1
Foreign currency (Cost $509)                              504
Interest and dividends receivable                       1,163          201         484          404         51
Receivable for capital shares issued                       13                                   239
Receivable from brokers for investments sold            2,497                      658       10,016        203
Net variation margin on open futures contracts                          25           5
Unamortized organization costs                              6            4          10                       4
Prepaid expenses                                           18           10          23            9          9
--------------------------------------------------------------------------------------------------------------
         Total Assets                                 163,145      105,901     264,228      333,700     43,913
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         3                                    14
Payable to brokers for investments purchased            4,141                    2,178       11,833
Accrued expenses and other payables:
  Investment advisory fees                                 78           38         134          156         23
  Administration fees                                      19                       33           39          5
  Accounting and transfer agent fees                       18            7          21           24          7
  Other                                                   124           22          32           41         17
--------------------------------------------------------------------------------------------------------------
         Total Liabilities                              4,383           67       2,398       12,107         52
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                               153,504       95,719     241,936      281,878     40,340
Undistributed (distributions in excess of) net
  investment income                                      (411)         179         406          151          8
Net unrealized appreciation from investments            7,080        9,685      17,472       30,351      3,288
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies            (12)
Accumulated undistributed net realized gains
  (losses) from investment and foreign currency
  transactions                                         (1,399)         251       2,016        9,213        225
--------------------------------------------------------------------------------------------------------------
         Net Assets                                  $158,762     $105,834    $261,830     $321,593    $43,661
--------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)      15,549        9,545      24,346       26,055      4,054
--------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share          $  10.21     $  11.09    $  10.75     $  12.34    $ 10.82
--------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share                                    $  10.72     $  11.64    $  11.29     $  12.96    $ 11.36
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    4.75%        4.75%       4.75%        4.75%      4.75%
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                 $151,871     $ 95,975    $245,576     $292,681    $40,358
--------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                       OHIO
                                                            SPECIAL       SPECIAL     REGIONAL     INTERNATIONAL
                                                             VALUE        GROWTH       STOCK       GROWTH
                                                              FUND         FUND        FUND         FUND
                                                             (000)         (000)       (000)        (000)
                                                            --------      -------     -------      -------
ASSETS:
Investments, at value                                       $153,966      $19,539     $35,164      $84,863
Foreign currency (Cost $2,485)                                                                       2,542
Interest and dividends receivable                                275           16          41          181
Receivable for capital shares issued                               9                       27           26
Receivable from brokers for investments sold                     980                                   259
Unamortized organization costs                                     5            2
Prepaid expenses                                                  20            4                       10
----------------------------------------------------------------------------------------------------------
         Total Assets                                        155,255       19,561      35,232       87,881
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                                         3            2
Payable to brokers for investments purchased                   1,519          142                    1,193
Accrued expenses and other payables:
  Investment advisory fees                                        86           10          20           67
  Administration fees                                             19            2           4           11
  Accounting and transfer agent fees                              14            6           8           52
  Other                                                           26           15          14           26
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                     1,664          175          49        1,351
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                      139,501       22,102      23,813       84,285
Undistributed (distributions in excess of) net
  investment income                                              155           (3)          5         (613)
Net unrealized appreciation from investments                  11,380        1,362      10,524       (5,172)
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                              9,285
Accumulated undistributed net realized gains (losses)
  from investment and foreign currency transactions            2,555       (4,075)        841       (1,255)
----------------------------------------------------------------------------------------------------------
         Net Assets                                         $153,591      $19,386     $35,183      $86,530
----------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)             13,646        2,073       2,398        7,268
----------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share                 $  11.26      $  9.35     $ 14.67      $ 11.91
----------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest cent)
  per share                                                 $  11.82      $  9.82     $ 15.40      $ 12.50
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                           4.75%        4.75%       4.75%        4.75%
----------------------------------------------------------------------------------------------------------
Investments, at cost                                        $142,586      $18,177     $24,640      $80,807
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                         U.S.
                                                                        GOVERNMENT   PRIME      TAX-FREE
                                                                        OBLIGATIONS OBLIGATIONS MONEY MARKET
                                                                         FUND        FUND         FUND
                                                                         (000)       (000)       (000)
                                                                        -------     -------   ------------
INVESTMENT INCOME:
Interest income                                                         $13,510     $18,407      $4,368
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                    820       1,128         389
Administration fees                                                         351         484         167
Shareholder service fees                                                                222
Accounting fees                                                             141         193          68
Legal and audit fees                                                         41          86          22
Trustees' fees and expenses                                                  16          29           8
Transfer agent fees                                                          21          36          14
Registration and filing fees                                                 24          21          10
Printing fees                                                                27          28          14
Other                                                                         6          11           3
Expenses voluntarily reduced                                                                        (16)
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,447       2,238         679
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                    12,063      16,169       3,689
----------------------------------------------------------------------------------------------------------
REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions                              54           1
----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          $12,117     $16,170      $3,689
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                                   NEW YORK       FUND FOR
                                                                                   TAX-FREE        INCOME
                                                                                   PORTFOLIO      PORTFOLIO
                                                                                    (000)           (000)
                                                                                   --------       ---------
INVESTMENT INCOME
Interest income                                                                      $530          $ 1,054
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                               44               65
Administration fees                                                                    12               19
Registration fees                                                                      18               37
Shareholder servicing fees                                                             19               32
Accounting fees                                                                        16                9
Transfer agent fees                                                                    11               14
Legal                                                                                   5                6
Custodian fees and expenses                                                                              2
Trustees' fees and expenses                                                             1
Other                                                                                   9                8
Expenses voluntarily reduced                                                          (41)             (43)
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     94              149
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 436              905
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS
Net realized losses from investment transactions                                       (3)            (369)
Net change in unrealized appreciation from investments                                353              834
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments                                        350              465
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                       $786          $ 1,370
-----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                        LIMITED                           INVESTMENT  OHIO
                                                         TERM      GOVERNMENT  INTERMEDIATE QUALITY  MUNICIPAL
                                                        INCOME     MORTGAGE    INCOME      BOND       BOND
                                                         FUND       FUND        FUND       FUND       FUND
                                                         (000)      (000)       (000)      (000)      (000)
                                                        -------    -------     -------    -------    -------
INVESTMENT INCOME:
Interest income                                         $ 3,810    $ 5,718     $ 4,461    $ 3,544    $ 1,533
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    287        368         448        344        167
Administration fees                                          86        110          90         69         42
Accounting fees                                              38         48          39         33         20
Legal and audit fees                                          9         16          12          9          5
Organization fees                                                                    7          7
Trustees' fees and expenses                                   3          6           4          3          2
Transfer agent fees                                          10         11          10         10          9
Registration and filing fees                                 10          9          22         20          7
Printing fees                                                10         11          11         10         10
Other                                                         2          3           3          1
Expenses voluntarily reduced                                (11)       (12)       (161)      (122)       (85)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                          444        570         485        384        177
------------------------------------------------------------------------------------------------------------
Net Investment Income                                     3,366      5,148       3,976      3,160      1,356
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions           (491)    (1,978)     (1,415)    (1,048)      (511)
Change in unrealized appreciation from investments        2,323      6,541       3,611      3,845      3,179
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments            1,832      4,563       2,196      2,797      2,668
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 5,198    $ 9,711     $ 6,172    $ 5,957    $ 4,024
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                          STOCK                DIVERSIFIED
                                                               BALANCED   INDEX      VALUE      STOCK     GROWTH
                                                                FUND       FUND      FUND       FUND       FUND
                                                                (000)     (000)      (000)      (000)     (000)
                                                               -------    ------    -------    -------    ------
INVESTMENT INCOME:
Interest income                                                $ 2,504    $  301    $   952    $   491    $   30
Dividend income                                                  1,262     1,141      3,381      4,004       522
----------------------------------------------------------------------------------------------------------------
    Total Income                                                 3,766     1,442      4,333      4,495       552
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           722       283      1,142        906       259
Administration fees                                                108        71        171        209        39
Accounting fees                                                     48        28         70         85        17
Legal and audit fees                                                13         9         19         24         6
Organization fees                                                    5         3          8                    3
Trustees' fees and expenses                                          5         3          7          9         2
Transfer agent fees                                                 15        10         12         15         9
Registration and filing fees                                        24        16         30          7        15
Printing fees                                                       12        11         13         14         9
Other                                                                2         1          4          3
Expenses voluntarily reduced                                      (294)     (161)      (434)       (59)      (93)
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 660       274      1,042      1,213       266
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                            3,106     1,168      3,291      3,282       286
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gains from investment transactions                    203       257      2,038      9,257       225
Net realized gains from foreign currency transactions              514
Net change in unrealized appreciation from investments           9,034     8,129     18,512     18,099     1,924
Change in unrealized depreciation from translation of assets
  and liabilities in foreign currencies                             (5)
----------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and foreign
  currency                                                       9,746     8,366     20,550     27,356     2,149
----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $12,852    $9,554    $23,841    $30,638    $2,435
----------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                          OHIO
                                                                   SPECIAL    SPECIAL    REGIONAL    INTERNATIONAL
                                                                    VALUE     GROWTH     STOCK       GROWTH
                                                                    FUND       FUND       FUND        FUND
                                                                    (000)      (000)     (000)        (000)
                                                                   -------    -------    ------      -------
INVESTMENT INCOME:
Interest income                                                    $   240    $    41    $   49      $    62
Dividend income                                                      1,431        104       352          421
Foreign tax withholding                                                                                  (48)
------------------------------------------------------------------------------------------------------------
    Total Income                                                     1,671        145       401          435
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                               647        103       123          436
Administration fees                                                     97         16        25           60
Custodian and accounting fees                                           41          8        12          120
Legal and audit fees                                                    12          3         4            7
Organization fees                                                        4          1
Trustees' fees and expenses                                              4          1         1            3
Transfer agent fees                                                     10          8        18           11
Registration and filing fees                                            19         10         7           13
Printing fees                                                           11          9        10           10
Other                                                                    2          1
Expenses voluntarily reduced                                          (193)       (40)       (7)         (61)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                     654        120       193          599
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         1,017         25       208         (164)
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gains (losses) from investment transactions             2,555     (3,750)      840       (2,264)
Net realized loss from foreign currency transactions                                                   1,440
Net change in unrealized appreciation (depreciation) from
  investments                                                        8,232      4,497     1,267       (3,388)
Change in unrealized appreciation from translation of assets and
  liabilities in foreign currencies                                                                       42
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments and
  foreign currency                                                  10,787        747     2,107       (4,170)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $11,804    $   772    $2,315      $(4,334)
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT                                           TAX-FREE MONEY
                                             OBLIGATIONS FUND          PRIME OBLIGATIONS FUND           MARKET FUND
                                         ------------------------    --------------------------    ----------------------
                                                                                                                  YEAR
                                                                                                                  ENDED
                                                      YEAR ENDED                    YEAR ENDED                   OCTOBER
                                                      OCTOBER 31,                   OCTOBER 31,                    31,
                                                         1994                          1994                       1994
                                                         (000)                         (000)                      (000)
                                                      -----------                   -----------                 ---------
                                            SIX                      SIX MONTHS                       SIX
                                          MONTHS                        ENDED                       MONTHS
                                           ENDED                      APRIL 30,                      ENDED
                                         APRIL 30,                      1995                       APRIL 30,
                                           1995                         (000)                        1995
                                           (000)                     -----------                     (000)
                                         ---------                                                 ---------
                                                                     (UNAUDITED)
                                         (UNAUDITED)                                               (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $  12,063    $    14,747    $    16,169    $    26,637    $   3,689    $   4,538
  Net realized gains (losses) from
    investment transactions                     54           (167)             1         (2,506)                        7
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                12,117         14,580         16,170         24,131        3,689        4,545
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (12,063)       (14,747)       (16,169)       (26,637)      (3,689)      (4,538)
  From net realized gains on
    investments                                               (81)                                                     (7)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders            (12,063)       (14,828)       (16,169)       (26,637)      (3,689)      (4,545)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Cost of shares redeemed                 (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                            (112,041)      (103,438)      (352,304)        62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
Contribution by KeyCorp                                                                   2,506
-------------------------------------------------------------------------------------------------------------------------
Change in net assets                      (112,095)      (103,686)       352,303         62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                      412,048        515,734        782,303        720,024      198,561      189,351
-------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 524,143    $   412,048    $   430,000    $   782,303    $ 209,606    $ 198,561
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                   729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Redeemed                                (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in shares                           112,041       (103,438)      (352,304)        62,279       11,045        9,210
---------------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE            FUND FOR INCOME
                                                               PORTFOLIO                   PORTFOLIO
                                                        ------------------------    ------------------------
                                                                      JANUARY 1,                   FEBRUARY
                                                                       1994 TO                    1, 1994 TO
                                                                       OCTOBER                     OCTOBER
                                                                       31, 1994                    31, 1994
                                                                        (000)                       (000)
                                                        SIX MONTHS    ----------    SIX MONTHS    ----------
                                                          ENDED                       ENDED
                                                        APRIL 30,                   APRIL 30,
                                                           1995                        1995
                                                          (000)                       (000)
                                                        ----------                  ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS
  Net investment income                                  $    436      $  1,033      $    905      $  1,967
  Net realized gains (losses) from investment
    transactions                                               (3)          229          (369)         (654)
  Net change in unrealized gain (loss) from
    investments                                               353        (2,384)          834        (2,075)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                786        (1,122)        1,370          (762)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income
    -- class A                                               (421)       (1,033)         (946)       (1,911)
  Distributions in excess of net investment income
    class A                                                                                             (49)
  Dividends to shareholders from net investment income
    -- class B                                                 (9)
  Dividends to shareholders from net realized gains
    class A                                                  (225)
  Dividends to shareholders from net realized gains
    class B                                                    (5)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to
  shareholders                                               (660)       (1,033)         (946)       (1,960)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS(1)
  Proceeds from shares issued                               2,735         6,305         2,077         3,073
  Dividends reinvested                                        234           455           185           525
  Shares redeemed                                          (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions             (1,158)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
Change in net assets                                       (1,032)      (10,690)       (4,645)      (17,274)
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                      17,840        28,530        29,358        46,632
------------------------------------------------------------------------------------------------------------
  End of period                                          $ 16,808      $ 17,840      $ 24,713      $ 29,358
------------------------------------------------------------------------------------------------------------
(1) SHARE TRANSACTIONS (IN DOLLARS):
  Class A:
    Issued                                                  1,941         6,305         2,077         3,073
    Distributions reinvested                                  221           455           185           525
    Redeemed                                               (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Net decrease                                               (1,965)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                    794
    Distributions reinvested                                   13
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase                                                  807
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (IN SHARES):
  Class A:
    Issued                                                    156           482           218           312
    Distributions reinvested                                   18            35            20            54
    Redeemed                                                 (337)       (1,185)         (779)       (1,853)
------------------------------------------------------------------------------------------------------------
Net decrease in shares                                       (163)         (668)         (541)       (1,487)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                     67
    Distributions reinvested
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase in shares                                         67
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   LIMITED TERM INCOME      GOVERNMENT MORTGAGE       INTERMEDIATE INCOME
                                                                                             FUND
                                           FUND                     FUND             ---------------------
                                   --------------------     --------------------                  DECEMBER
                                                 YEAR                     YEAR                      10,
                                                ENDED                    ENDED                    1993 TO
                                               OCTOBER                  OCTOBER                   OCTOBER
                                                 31,                      31,                       31,
                                                 1994                     1994                    1994 (A)
                                                (000)                    (000)                     (000)
                                     SIX       --------       SIX       --------       SIX        --------
                                    MONTHS                   MONTHS                   MONTHS
                                    ENDED                    ENDED                    ENDED
                                    APRIL                    APRIL                    APRIL
                                     30,                      30,                      30,
                                     1995                     1995                     1995
                                    (000)                    (000)                    (000)
                                   --------                 --------                 --------
                                    (UNAUDITED               (UNAUDITED               (UNAUDITED
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income            $  3,366    $  4,521     $  5,148    $ 10,593     $  3,976     $  5,951
  Net realized gains (losses)
    from investment
    transactions                       (491)       (671)      (1,978)        615       (1,415)      (2,498)
  Net change in unrealized
    appreciation (depreciation)
    from investments                  2,323      (4,406)       6,541     (16,536)       3,611       (6,218)
----------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     5,198        (556)       9,711      (5,328)       6,172       (2,765)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income         (3,314)     (4,506)      (5,273)    (10,495)      (4,036)      (5,724)
  From net realized gains from
    investments                                    (357)      (1,233)       (386)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders      (3,314)     (4,863)      (6,506)    (10,881)      (4,036)      (5,724)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued       102,064      34,263       25,202     119,347       34,623      159,988
  Dividends reinvested                3,313       4,378        6,502       9,714        4,036        5,511
  Cost of shares redeemed           (18,299)    (35,843)     (39,642)    (97,422)     (20,493)     (44,087)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions               87,078       2,798       (7,938)     31,639       18,166      121,412
----------------------------------------------------------------------------------------------------------
Change in net assets                 88,962      (2,621)      (4,733)     15,430       20,302      112,923
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                79,150      81,771      148,168     132,738      112,923
----------------------------------------------------------------------------------------------------------
  End of period                    $168,112    $ 79,150     $143,435    $148,168     $133,225     $112,923
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                             10,367       3,336        2,439      10,724        3,739       16,205
  Dividends reinvested                  336         433          630         906          436          579
  Redeemed                           (1,858)     (3,529)      (3,833)     (8,967)      (2,220)      (4,575)
----------------------------------------------------------------------------------------------------------
Change in shares                      8,845         240         (764)      2,663        1,955       12,209
----------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                       INVESTMENT QUALITY BOND
                                                FUND                                                          BALANCED FUND
                                     ---------------------------       OHIO MUNICIPAL BOND FUND        ---------------------------
                                                    DECEMBER 10,     -----------------------------                    DECEMBER 10,
                                                      1993 TO                         YEAR ENDED                        1993 TO
                                                    OCTOBER 31,      SIX MONTHS      OCTOBER 31,       SIX MONTHS     OCTOBER 31,
                                                      1994 (A)         ENDED             1994            ENDED          1994 (A)
                                                       (000)         APRIL 30,          (000)          APRIL 30,         (000)
                                                    ------------        1995        --------------        1995        ------------
                                                                       (000)                             (000)
                                                                     ----------                        ----------
                                     SIX MONTHS                      (UNAUDITED)                       (UNAUDITED)
                                       ENDED
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  3,160        $  5,712        $  1,356         $  2,580         $  3,106        $  3,706
  Net realized gains (losses)
    from investment transactions        (1,048)         (4,019)           (511)            (399)             203          (2,116)
  Net realized gains from foreign
    currency transactions                                                                                    514
  Net change in unrealized
    appreciation (depreciation)
    from investments                     3,845          (5,867)          3,179           (4,662)           9,034          (1,961)
  Change in unrealized
    depreciation from translation
    of assets and liabilities in
    foreign currencies                                                                                        (5)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        5,957          (4,174)          4,024           (2,481)          12,852            (371)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (3,235)         (5,516)         (1,385)          (2,557)          (3,678)         (3,545)
  From net realized gains from
    investments                                                                          (1,169)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (3,235)         (5,516)         (1,385)          (3,726)          (3,678)         (3,545)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           18,694         139,893           8,944           28,815           66,281         176,193
  Dividends reinvested                   3,234           5,495           1,384            2,767            3,663           3,529
  Cost of shares redeemed              (27,133)        (41,013)        (12,534)         (18,347)         (47,641)        (48,521)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                          (5,205)        104,375          (2,206)          13,235           22,303         131,201
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    (2,483)         94,685             433            7,028           31,477         127,285
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   94,685                          57,704           50,676         $127,285
----------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 92,202        $ 94,685        $ 58,137         $ 57,704         $158,762        $127,285
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,032          14,142             845            2,625            6,905          17,854
  Dividends reinvested                     352             582             132              255              375             366
  Redeemed                              (2,958)         (4,323)         (1,206)          (1,693)          (4,964)         (4,987)
----------------------------------------------------------------------------------------------------------------------------------
Change in shares                          (574)         10,401            (229)           1,187            2,316          13,233
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                          STOCK INDEX FUND                   VALUE FUND               DIVERSIFIED STOCK FUND
                                     ---------------------------     ---------------------------     -------------------------
                                                    DECEMBER 3,                     DECEMBER 3,                     YEAR ENDED
                                                      1993 TO                         1993 TO                        OCTOBER
                                                    OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS        31,
                                                      1994 (A)         ENDED          1994 (A)         ENDED           1994
                                                       (000)         APRIL 30,         (000)         APRIL 30,        (000)
                                                    ------------        1995        ------------        1995        ----------
                                                                       (000)                           (000)
                                     SIX MONTHS                      ----------                      ----------
                                       ENDED                         (UNAUDITED)                     (UNAUDITED)
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  1,168        $  1,515        $  3,291        $  3,602        $  3,282       $  5,177
  Net realized gains (losses)
    from investment transactions           257              (6)          2,038           3,124           9,257         30,135
  Net change in unrealized
    appreciation (depreciation)
    from investments                     8,129           1,556          18,512          (1,040)         18,099        (18,237)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        9,554           3,065          23,841           5,686          30,638         17,075
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (1,173)         (1,331)         (3,198)         (3,289)         (3,481)        (4,738)
  From net realized gains from
    investments                                                         (3,146)                        (29,668)       (26,397)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (1,173)         (1,331)         (6,344)         (3,289)        (33,149)       (31,135)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           30,344         114,187         120,235         229,389          64,652         94,732
  Dividends reinvested                   1,173           1,321           6,344           3,283          33,132         22,231
  Cost of shares redeemed              (23,750)        (27,556)        (70,430)        (46,885)        (36,907)       (97,081)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                           7,767          87,952          56,149         185,787          60,877         19,882
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    16,148          89,686          73,646         188,184          58,366          5,822
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   89,686                         188,184                         263,227        257,405
------------------------------------------------------------------------------------------------------------------------------
  End of period                       $105,834        $ 89,686        $261,830        $188,184        $321,593       $263,227
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,981          11,441          11,942          22,949           5,494          7,718
  Dividends reinvested                     114             135             639             336           2,997          1,830
  Redeemed                              (2,356)         (2,770)         (6,813)         (4,707)         (3,199)        (8,003)
------------------------------------------------------------------------------------------------------------------------------
  Change in shares                         739           8,806           5,768          18,578           5,292          1,545
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  GROWTH FUND                 SPECIAL VALUE FUND            SPECIAL GROWTH FUND
                                           --------------------------     --------------------------     --------------------------
                                                          DECEMBER 3,                    DECEMBER 3,                    DECEMBER 3,
                                                            1993 TO                        1993 TO                        1993 TO
                                                          OCTOBER 31,     SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                           1994 (A)         ENDED         1994 (A)         ENDED         1994 (A)
                                                             (000)        APRIL 30,         (000)        APRIL 30,         (000)
                                                          -----------        1995        -----------        1995        -----------
                                                                            (000)                          (000)
                                           SIX MONTHS                     ----------                     ----------
                                             ENDED                        (UNAUDITED)                    (UNAUDITED)
                                           APRIL 30,
                                              1995
                                             (000)
                                           ----------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                     $    286       $     636       $  1,017       $   1,020       $     25       $      60
  Net realized gains (losses) from
    investment transactions                      225             298          2,555             588         (3,750)           (325)
  Net change in unrealized appreciation
    (depreciation) from investments            1,924           1,364          8,232           3,148          4,497          (3,135)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,435           2,298         11,804           4,756            772          (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (328)           (586)          (955)           (927)           (29)            (59)
  From net realized gains from
    investments                                 (298)                          (588)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
  to shareholders                               (626)           (586)        (1,543)           (927)           (29)            (59)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  7,230          92,029         46,521         137,158          3,811          44,544
  Dividends reinvested                           626             584          1,542             924             29              56
  Cost of shares redeemed                    (32,725)        (27,404)       (23,333)        (23,311)        (9,790)        (16,548)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                               (24,869)         65,209         24,730         114,771         (5,950)         28,052
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                         (23,060)         66,921         34,991         118,600         (5,207)         24,593
NET ASSETS:
  Beginning of period                         66,921                        118,600                         24,593
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                             $ 43,861       $  66,921       $153,591       $ 118,600       $ 19,386       $  24,593
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                         712           9,240          4,410          13,472            441           4,515
  Dividends reinvested                            63              60            148              91              3               6
  Redeemed                                    (3,262)         (2,759)        (2,217)         (2,258)        (1,134)         (1,758)
-----------------------------------------------------------------------------------------------------------------------------------
Change in shares                              (2,487)          6,541          2,341          11,305           (690)          2,763
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             OHIO REGIONAL STOCK      INTERNATIONAL GROWTH
                                                                    FUND                      FUND
                                                           -----------------------   -----------------------
                                                                        YEAR ENDED                YEAR ENDED
                                                                         OCTOBER                   OCTOBER
                                                                           31,                       31,
                                                                           1994      SIX MONTHS      1994
                                                                          (000)        ENDED        (000)
                                                                        ----------   APRIL 30,    ----------
                                                                                        1995
                                                                                       (000)
                                                           SIX MONTHS                ----------
                                                             ENDED                   (UNAUDITED)
                                                           APRIL 30,
                                                              1995
                                                             (000)
                                                           ----------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                              $    208     $    438     $   (164)    $   (136)
  Net realized gains (losses) from investment
    transactions                                                 840        1,699       (2,264)       4,064
  Net realized losses from foreign currency transactions                                 1,440         (152)
  Net change in unrealized appreciation (depreciation)
    from investments                                           1,267         (867)      (3,388)       2,879
  Change in unrealized appreciation from translation of
    assets and liabilities in foreign currencies                                            42           15
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 2,315        1,270       (4,334)       6,670
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (221)        (409)
  From net realized gains from investments                    (1,699)      (1,293)      (3,925)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders       (1,920)      (1,702)      (3,925)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  4,152       16,543       23,300       53,804
  Dividends reinvested                                         1,917        1,560        3,922
  Cost of shares redeemed                                     (5,246)     (18,632)     (13,740)      (9,796)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                   823         (529)      13,482       44,008
------------------------------------------------------------------------------------------------------------
Change in net assets                                           1,218         (961)       5,223       50,678
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         33,965       34,926       81,307       30,629
------------------------------------------------------------------------------------------------------------
  End of period                                             $ 35,183     $ 33,965     $ 86,530     $ 81,307
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         297        1,143        2,012        4,323
  Dividends reinvested                                           144          109          337
  Redeemed                                                      (376)      (1,297)      (1,187)        (784)
------------------------------------------------------------------------------------------------------------
Change in shares                                                  65          (45)       1,162        3,539
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
U.S. GOVERNMENT OBLIGATIONS FUND                                     (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
-------------------------------------------
  U.S. TREASURY BILLS (4.7%)
      25,000   5.73%, 6/29/95                  $ 24,765
-------------------------------------------------------
  TOTAL U.S. TREASURY BILLS                      24,765
-------------------------------------------------------
-------------------------------------------------------
  U.S. TREASURY NOTES (38.8%)
      30,000   4.25%, 7/31/95                    29,862
     150,000   3.875%, 8/31/95                  148,923
      25,000   3.875%, 9/30/95                   24,786
-------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                     203,571
-------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE                   228,336
-------------------------------------------------------
-------------------------------------------------------
  REPURCHASE AGREEMENTS (56.6%)
      15,000   Barclays Bank
               5.90%, 5/1/95
               (Collateralized by 14,778
               U.S. Treasury Notes,
               7.38%-7.88%, 11/15/97-
               4/15/98, market value-
               $15,301)                          15,000
      20,000   Chase Securities
               5.92%, 5/1/95
               (Collateralized by 20,444
               U.S. Treasury Bills,
               5/4/95-5/18/95,
               market value-$20,401)             20,000
      20,000   Dean Witter
               5.93%, 5/1/95
               (Collateralized by 23,287
               various U.S. Treasury
               securities, 5/15/95-
               2/29/00, 0.00%-7.13%,
               market value-$20,401)             20,000
      22,998   Donaldson, Lufkin &
                 Jennerette
               5.93%, 5/1/95
               (Collateralized by 25,691
               various U.S. Treasury
               securities, 5/15/95-
               11/15/98, 0.00%-5.13%,
               market value-$23,458)             22,998
      15,000   Goldman Sachs
               5.90%, 5/1/95
               (Collateralized by 19,050
               U.S. Treasury securities,
               8/15/98, 0.00% market
               value-$15,301)                    15,000

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
      20,000   Harris Securities
               5.95%, 5/1/95
               (Collateralized by 20,372
               various U.S. Treasury
               securities, 6/8/95-
               10/15/98, 0.00%-8.75%,
               market value-$20,400            $ 20,000
      15,000   Lehman Brothers
               5.90%, 5/1/95
               (Collateralized by 14,455
               U.S. Treasury Notes,
               8.63%, 8/15/97, market
               value-$15,054)                    15,000
     129,000   NationsBank
               5.96%, 5/1/95
               (Collateralized by 131,793
               various U.S. Treasury
               securities, 0.00%-
               11.25%, 4/30/95-4/15/00,
               market value-$131,585            129,000
      20,000   Nomura Securities
               5.92%, 5/1/95
               (Collateralized by 20,217
               U.S. Treasury Notes,
               4.63%-7.75%, 2/29/96-
               1/31/00, market value-
               $20,400)                          20,000
      20,000   UBS Securities
               5.93%, 5/1/95
               (Collateralized by 19,630
               U.S. Treasury Notes,
               7.50%, 12/31/96, market
               value-$20,405)                    20,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                     296,998
-------------------------------------------------------
TOTAL (COST $525,334)(B)                       $525,334
-------------------------------------------------------

(a) Percentages indicated are based on net assets of $524,143.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  CERTIFICATES OF DEPOSIT (3.5%)
BANKING (3.5%):
         15,000   Canadian Imperial Bank
                  Commerce
                  6.45%, 8/7/95                   $   14,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                         14,999
------------------------------------------------------------
----------------------------------------------
  COMMERCIAL PAPER (42.1%)
BANKING (2.3%):
         10,000   Cogentrix of Richmond
                  Virginia
                  6.02%, 5/18/95                       9,972
                                                  ----------
BEVERAGES (4.3%):
          3,373   PepsiCo, Inc.
                  5.95%, 5/17/95                       3,364
         15,000   PepsiCo, Inc.
                  6.25%, 8/24/95                      15,000
                                                  ----------
                                                      18,364
                                                  ----------
FINANCIAL SERVICES (20.7%):
          5,000   American Express Co.
                  5.95%, 5/22/95                       4,983
         15,000   Bankers Trust
                  6.23%, 7/10/95                      14,818
          5,000   Broadway Capital Corp.
                  6.00%, 5/9/95                        4,993
         11,218   Fleet Funding Corp.
                  6.02%, 5/10/95                      11,201
          5,138   Fleet Funding Corp.
                  6.00%, 5/24/95                       5,118
          5,000   Ford Motor Credit Corp.
                  6.00%, 5/8/95                        4,994
          6,000   Ford Motor Credit Corp.
                  6.00%, 5/31/95                       5,970
         15,000   Hanson Finance
                  6.05%, 6/1/95                       14,922
          5,000   Transamerica Finance Corp.
                  5.98%, 5/15/95                       4,988
         11,050   Retailer Funding Corp.
                  6.00%, 5/24/95                      11,008
          6,044   Retailer Funding Corp.
                  6.00%, 5/31/95                       6,014
                                                  ----------
                                                      89,009
                                                  ----------
INDUSTRIAL GOODS & SERVICES (2.3%):
         10,000   Xerox Co.
                  6.00%, 5/15/95                       9,977
                                                  ----------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
MISCELLANEOUS (3.5%):
         15,000   135 Bishopgate Funding
                  6.02%, 5/19/95                  $   14,955
                                                  ----------
OFFICE EQUIPMENT & SERVICES (3.5%):
         15,000   Canon USA, Inc.
                  5.98%, 5/12/95                      14,973
                                                  ----------
OIL & GAS EXPLORATION (1.2%):
          5,000   British Oil New Zealand Ltd.
                  Discount
                  5.95%, 5/15/95                       4,988
                                                  ----------
PRINTING & PUBLISHING (1.2%):
          5,000   Reed Publishing
                  6.05%, 6/27/95                       4,952
                                                  ----------
RECEIVABLE (3.2%):
          5,000   Blue Hawk Funding
                  6.00%, 5/24/95                       4,981
          5,000   Blue Hawk Funding
                  5.98%, 5/31/95                       4,975
          3,840   Blue Hawk Funding
                  6.02%, 5/9/95                        3,835
                                                  ----------
                                                      13,791
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                               180,981
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (3.3%)
BEVERAGES (0.2%):
          1,000   PepsiCo, Inc.
                  5.63%, 7/1/95                        1,000
                                                  ----------
FINANCIAL SERVICES (1.9%):
          8,050   Associates Corp. of N.A.
                  8.88%, 8/1/95                        8,113
                                                  ----------
MISCELLANEOUS (1.2%):
          5,000   Hanson Overseas
                  5.50%, 1/15/96                       4,960
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 14,073
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (14.3%)
MASTER DEMAND NOTES (5.1%):
         22,000   Lehman Government
                  Securities
                  6.20%*, 5/1/95                      22,000
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
SECURITY BROKER, DEALER (8.1%):
         10,000   Goldman Sachs Group
                  6.03%*, 6/15/95**               $   10,000
         10,000   Goldman Sachs Group
                  6.03%*, 6/16/95**                   10,000
         10,000   Lehman Brothers Holdings,
                  Inc.
                  6.16%*, 7/28/95**                   10,000
          5,000   Lehman Brothers Holdings,
                  Inc.
                  6.42%*, 3/11/96**                    5,000
                                                  ----------
                                                      35,000
                                                  ----------
TAXABLE MUNICIPAL DEMAND NOTES (1.0%):
          4,500   Springfield
                  6.08%*, 12/31/10**                   4,500
------------------------------------------------------------
TOTAL FLOATING RATE NOTES                             61,500
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (5.8%)
FINANCE (3.7%):
          1,000   Ford Motor Credit Corp.
                  9.20%, 5/1/95                        1,000
          5,000   General Electric Capital
                  Corp.
                  6.25%, 5/1/95                        5,000
         10,000   General Electric Capital
                  Corp.
                  4.89%, 5/29/95                       9,999
                                                  ----------
                                                      15,999
                                                  ----------
TOBACCO (2.1%):
          9,000   Philip Morris Co.
                  6.25%, 5/22/95                       9,003
------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                               25,002
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (3.5%)
FEDERAL HOME LOAN BANK
         10,000   5.19%, 6/13/95                       9,999
          5,000   6.60%, 4/25/95                       5,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        14,999
------------------------------------------------------------
----------------------------------------------
  VARIABLE RATE NOTES (18.8%)
          5,034   Adesa Funding Corp.
                  6.08%*, 1/1/99**                     5,034
          2,500   Astro Alum
                  6.15%*, 4/1/05**                     2,500
          3,500   Baylis Group Partnership
                  6.30%*, 1/1/10**                     3,500
         15,000   C-River Maritime Exxon
                  Shipping
                  6.09%*, 10/1/01**                   15,000

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
          3,517   Capital One Funding Corp.
                  Service
                  6.08%*, 6/2/08**                $    3,517
          2,725   Carelife, Inc.
                  6.15%*, 8/1/11**                     2,725
          1,600   Cleveland Steel Container
                  6.15%*, 12/1/08**                    1,600
          2,000   Cuyahoga County Ohio
                  Taxable Economic
                  Development Revenue
                  6.51%*, 6/1/22**                     2,000
            925   Dietz Road Ltd Partnership
                  6.15%*, 11/1/08**                      925
          3,000   Dome Corp -- Dome Corp
                  Project
                  6.15%*, 8/31/16**                    3,000
          8,388   Erie Funding
                  6.25%*, 11/1/16**                    8,388
            320   Fremont Plastics
                  6.15%*, 4/1/03**                       320
          1,500   GMH Enterprises
                  6.15%*, 7/1/03**                     1,500
            455   Highland Rd Partners
                  6.15%*, 10/1/04**                      455
            975   McKinley Air Transport
                  6.15%*, 8/1/09**                       975
          1,000   MCMC Pob LII
                  6.15%*, 8/1/14**                     1,000
          1,000   Olen Corp.
                  6.15%*, 12/1/04**                    1,000
          1,655   Olen Corp.
                  6.15%*, 8/1/08**                     1,655
          1,400   Pellerin Melnor Corp.
                  6.15%*, 9/1/02**                     1,400
          5,842   Primex Funding
                  6.08%*, 2/1/00**                     5,842
            700   Rivnut Engineered Products
                  6.15%*, 2/1/01**                       700
            980   S & SLP Project
                  6.15%*, 12/1/07**                      980
            420   Schipper-DJA Properties
                  6.17%*, 10/1/05**                      420
          3,060   Schipper Enterprises
                  6.17%*, 4/1/09**                     3,060
          1,295   Technisand, Inc.
                  6.15%*, 11/1/01**                    1,295
          1,800   Tell-Schipper Properties,
                  Inc.
                  6.17%*, 10/1/03**                    1,800
          8,300   Tyler Health Facilities
                  6.35%*, 11/1/25**                    8,300
          1,980   Zanetos Partnership Project
                  6.15%*, 7/1/13**                     1,980
------------------------------------------------------------
TOTAL VARIABLE RATE NOTES                             80,871
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  REPURCHASE AGREEMENTS (8.7%)
         12,000   Chase Securities
                  5.92%, 5/2/95
                  (Collateralized by 12,287
                  U.S. Treasury Bills,
                  5/18/95-5/25/95,
                  market value-$12,244)           $   12,000
         13,315   Donaldson-Lufkin Jenrette
                  5.93%, 5/1/95
                  (Collateralized by 15,318
                  various U.S. Treasury
                  securities, 0.00%-5.13%,
                  8/15/95-2/15/00,
                  market value-$13,582)               13,315
         12,000   UBS Securities, Inc.
                  5.93%, 5/2/95
                  (Collateralized by 11,780
                  U.S. Treasury Notes,
                  7.90%, 12/31/96, market
                  value-$12,245)                      12,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                           37,315
------------------------------------------------------------
TOTAL (COST $429,740)(B)                          $  429,740
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $430,000.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
----------------------------------------------
  MUNICIPAL BONDS (98.6%)
ALABAMA (2.1%):
          2,530   Ardmore Industrial
                    Development Revenue,
                    4.95%*, 6/1/04**              $  2,530
          1,800   Montgomery, Alabama BMC,
                    4.75%*, 12/1/30**                1,800
                                                  --------
                                                     4,330
                                                  --------
ARKANSAS (2.4%):
          5,000   University of Arkansas,
                    4.80%*, 12/1/19**                5,000
                                                  --------
CALIFORNIA (6.8%):
          5,000   California Housing Finance
                    GIC, 4.60%, 8/1/27**             5,000
          6,000   California School Cash
                    Reserve, 4.50%, 7/5/95           6,008
          3,080   Los Angeles, California
                    Redevelopment, 8.85%,
                    7/1/95                           3,115
                                                  --------
                                                    14,123
                                                  --------
COLORADO (1.3%):
          2,645   Arapahoe County, Capital
                    Improvement, 4.45%,
                    8/31/96**                        2,645
                                                  --------
FLORIDA (8.3%):
          4,500   Broward County, Housing
                    Finance Authority, 4.95%*,
                    12/1/29**                        4,500
          9,700   Dade County, Housing Finance
                    Authority, Highway
                    Revenue, 4.95%*, 8/1/05**        9,700
            490   Florida State Board of
                    Education, 5.50%, 1/1/96           492
          2,500   Hillsborough County,
                    Ringhaven, 4.75%*,
                    12/1/11**                        2,500
                                                  --------
                                                    17,192
                                                  --------
ILLINOIS (7.5%):
          1,700   Illinois Development,
                    Kindlen, 4.80%*, 5/1/06**        1,700
          5,000   Illinois Development, Power
                    & Light, 4.10%, 5/31/95**        5,000
          5,000   Illinois Health Facility,
                    4.50%*, 11/15/24**               5,000
          1,000   Illinois State, 8.13%,
                    6/1/95                           1,023
          2,700   Kankakee County, Industrial
                    Development Revenue,
                    4.95%*, 12/1/07**                2,700
                                                  --------
                                                    15,423
                                                  --------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
INDIANA (4.5%):
          4,000   Indiana Bond Bank, 5.25%,
                    7/10/95                       $  4,005
          1,150   Indianapolis, Indiana
                    Calderon, 4.95%*, 2/1/99**       1,150
          1,995   Scottsburg, Indiana, 5.20%*,
                    10/1/09**                        1,995
          1,020   Syracuse, Economic
                    Development Revenue,
                    4.80%*, 12/1/05**                1,020
          1,220   Wakarusa, Economic
                    Development Revenue,
                    4.80%*, 7/1/03**                 1,220
                                                  --------
                                                     9,390
                                                  --------
IOWA (5.0%):
          4,325   City of Urbandale, 4.25%*,
                    10/1/15**                        4,325
          6,000   Iowa Schools, 4.25%, 7/17/95       6,008
                                                  --------
                                                    10,333
                                                  --------
KANSAS (1.8%):
          2,300   Fairway, Kansas, 4.25%*,
                    11/1/14**                        2,300
          1,500   Wamego Pollution Control
                    Revenue, 4.10%*, 11/1/14**       1,500
                                                  --------
                                                     3,800
                                                  --------
KENTUCKY (2.4%):
          2,475   Boone County, 5.20%*,
                    12/1/09**                        2,475
          2,465   Covington, Kentucky, 4.70%*,
                    4/1/05**                         2,465
                                                  --------
                                                     4,940
                                                  --------
MICHIGAN (1.3%):
          1,725   Michigan State Strategic,
                    4.75%*, 4/1/06**                 1,725
          1,000   Oakland County Economic,
                    5.80%, 9/1/95                    1,012
                                                  --------
                                                     2,737
                                                  --------
MINNESOTA (1.6%):
          3,340   St. Cloud, Housing Webway,
                    4.95%*, 11/1/05**                3,340
                                                  --------
MISSOURI (5.3%):
          3,600   Kansas City, J.C. Nichols
                    Project, 4.25%*, 5/1/15**        3,600
          2,860   St. Charles County, Cedar
                    Ridge, 4.75%*, 10/1/07**         2,860
          4,600   St. Louis Industrial
                    Development, Multi Family
                    Housing Revenue Bond,
                    Series 86, 5.05%*,
                    2/1/07**                         4,600
                                                  --------
                                                    11,060
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
NEBRASKA (2.4%):
          4,000   Nebraska Investment Finance
                    Authority, 4.75%,
                    7/15/95**                     $  4,000
            915   Nebraska Investment Finance
                    Authority, 5.00%, 7/1/15**         915
                                                  --------
                                                     4,915
                                                  --------
NEVADA (1.4%):
          1,300   Director State Nevada H2W
                    Part, 4.95%*, 8/1/14**           1,300
          1,600   Director State Nevada No.
                    Sail, 4.95%*, 8/1/01**           1,600
                                                  --------
                                                     2,900
                                                  --------
NEW YORK (0.8%):
          1,700   New York, New York, 5.00%*,
                    2/1/20**                         1,700
                                                  --------
NORTH CAROLINA (4.0%):
          8,240   Person County, Pollution
                    Control Revenue, Carolina
                    Power & Light Project,
                    4.80%*, 11/1/19**                8,240
                                                  --------
OHIO (18.1%):
            440   Akron Bath Copley, Ohio
                    Township Hospital, 4.80%*,
                    5/1/13**                           440
          2,000   Berea, Ohio, 4.50%, 10/25/95       2,002
          1,500   Cuyahoga County, 4.80%*,
                    12/1/12**                        1,500
          2,850   Dublin School District,
                    5.57%, 12/20/95                  2,854
            885   Fairfield County, 4.88%,
                    10/26/95                           887
          2,550   Fayetteville Perry, Ohio,
                    4.68%, 4/12/96                   2,554
          2,500   Franklin County Hospital,
                    4.70%*, 6/1/16**                 2,500
          4,380   Franklin County, Wesley
                    Glen, 4.82%*, 4/1/13**           4,380
          2,680   Gallia County, Industrial
                    Development Revenue,
                    Scenic Hills Nursing
                    Center, 4.40%*, 12/15/10**       2,680
          3,400   Greene County, Ohio Apple
                    Valley, 4.30%*, 8/1/09**         3,400
          3,000   Highland Heights, 5.65%,
                    12/28/95                         3,008
          3,800   Kings School District,
                    5.45%, 6/21/95                   3,803

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Lakewood, Ohio, 3.72%,
                    5/11/95                       $  4,000
          2,495   Student Loan Funding Corp.,
                    Cincinnati, Ohio, Student
                    Loan Revenue, 4.60%*,
                    12/29/98**                       2,495
            790   Summit County, Ohio, Texler
                    Project, 4.40%, 5/1/09**           790
                                                  --------
                                                    37,293
                                                  --------
PENNSYLVANIA (2.7%):
          3,100   Sayre, Health Care Facility,
                    4.75%*, 12/1/20**                3,100
          2,450   Williamsport, Area School
                    District, 3.89%, 6/30/95         2,451
                                                  --------
                                                     5,551
                                                  --------
SOUTH CAROLINA (1.2%):
          2,500   Job Economic Development
                    Revenue, 4.95%*, 12/1/99**       2,500
                                                  --------
TENNESSEE (3.0%):
          6,200   Hawkins County, Kingston,
                    5.00%*, 8/1/09**                 6,200
                                                  --------
TEXAS (3.6%):
          4,140   Harris County, 4.95%*,
                    10/1/16**                        4,140
          2,240   Texas A&M University, 8.50%,
                    7/1/95                           2,255
            950   Texas A&M University, 9.00%,
                    7/1/95                             957
                                                  --------
                                                     7,352
                                                  --------
UTAH (0.3%):
            500   Intermountain Power Agency,
                    9.90%, 7/1/95                      517
                                                  --------
VIRGINIA (1.5%):
          3,000   State Housing Development,
                    3.90%, 5/10/95                   3,000
                                                  --------
WASHINGTON (0.7%):
            500   Everett Water & Sewer,
                    8.20%, 7/1/95                      503
          1,000   Pierce County, 4.55%,
                    11/1/04**                        1,000
                                                  --------
                                                     1,503
                                                  --------
WISCONSIN (8.6%):
          1,200   Appleton, Pensor, 4.95%*,
                    8/1/01**                         1,200
          1,525   Berlin Wenninger, 4.95%*,
                    4/1/07**                         1,525
          4,000   Evansville, Wisconsin,
                    4.95%*, 12/1/08**                4,000

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Kenosha Metalmen, 4.95%*,
                    9/1/14**                      $  4,000
          1,000   Milwaukee, Wisconsin, 5.25%,
                    9/1/95                           1,003
          1,400   Oshkosh, Schloesser, 4.95%*,
                    3/1/02**                         1,400
          2,800   Plymouth, Industrial
                    Development Revenue,
                    4.95%*, 8/1/04**                 2,800
          1,800   Prairie Du Chien, Wisconsin,
                    4.80%*, 6/1/02**                 1,800
                                                  --------
                                                    17,728
----------------------------------------------------------
TOTAL MUNICIPAL BONDS                              203,712
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          4,318   Federated #15 Tax-Free Money
                    Market Fund                      4,318
              1   Fidelity Ohio Tax Free Fund            1
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           4,319
----------------------------------------------------------
TOTAL (COST $208,031)(B)                          $208,031
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $206,606.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities collateralized by bank letters of credit or other bank credit arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (94.5%)
         250     Metropolitan Transportation
                   Authority, New York,
                   Revenue Bond, Series I,
                   AMBAC, 7.00%, 7/1/09           $   282
       1,200     Metropolitan Transportation
                   Authority, New York,
                   Service Contract, Refunding
                   Revenue Bond, Series K,
                   AMBAC, 7.50%, 7/1/17             1,318
         250     Nassau County, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bond, Hofstra
                   University Project, AMBAC,
                   6.75%, 8/01/11                     263
         700     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.30%, 6/1/10              741
         335     New York City, New York, City
                   Housing Development,
                   Revenue Bond, Series 1,
                   MBIA, 7.38%, 4/1/17                352
         675     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.35%, 6/1/19              717
         200     New York City, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bonds, USTA
                   National Tennis Center,
                   6.38%, 11/15/14                    205
         220     New York City, New York, City
                   Transportation Authority,
                   Revenue Bond, Livingston
                   Plaza Project, FSA, 7.50%,
                   1/1/20                             247
         680     New York City, New York,
                   Cultural Resources, Revenue
                   Bond, AMBAC, 6.63%, 1/1/11         711
         300     New York City, New York,
                   General Obligation Bond,
                   Series B, FSA, 7.00%,
                   10/1/18                            312

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
       $ 350     New York City, New York,
                   General Obligation Bond,
                   Series C, FGIC, 7.00%,
                   2/1/12                         $   360
         750     New York City, New York,
                   Municipal Water Finance
                   Authority, Water & Sewer
                   System Revenue Bonds,
                   Series A, FGIC, 6.75%,
                   6/15/16                            780
         700     New York State Dormitory
                   Authority Revenue Bonds,
                   City University, Series 2,
                   MBIA 6.75%, 7/01/24                738
         750     New York State Dormitory
                   Authority, Revenue Bonds,
                   Ithaca College, MBIA,
                   6.50%, 7/1/10                      782
         400     New York State Dormitory
                   Authority, Revenue Bonds,
                   State University
                   Educational System, Series
                   B, AMBAC, 6.00%, 5/15/17           395
         225     New York State Dormitory
                   Authority, Revenue Bond,
                   Judicial Facilities Leases,
                   Series B, MBIA, 7.00%,
                   4/15/16                            239
         370     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/18                      392
         325     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/19                      343
         500     New York State Medical Care
                   Facilities Finance Agency,
                   Unrefunded/Revenue Bond,
                   MBIA, 7.38%, 8/15/19               543
         200     New York State Medical Care
                   Facilities Finance Agency,
                   Montefiore Medical Center,
                   AMBAC, 5.75%, 2/15/25              188
         815     New York State Medical Care
                   Facilities Finance Agency,
                   Refunding Revenue Bond,
                   North Shore University
                   Hospital, MBIA, 7.20%,
                   11/1/20                            879

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
         550     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, Series A,
                   BIG, 7.10%, 2/15/27            $   575
         340     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, St. Luke's,
                   Series B, MBIA, 7.45%,
                   2/15/29                            382
         550     New York State TWY Authority
                   General Revenue Bonds,
                   Series C, FGIC, 6.00%,
                   1/01/25                            539
       1,000     New York State Urban
                   Development Correctional
                   Facilities, Revenue Bond,
                   Series D, AMBAC, 7.50%,
                   1/1/12                           1,088
         400     New York State Urban
                   Development Correctional
                   Facilities, Series 1, FSA,
                   7.50%, 1/1/20                      449
         900     Triborough Bridge & Tunnel
                   Authority, Revenue Bond,
                   Series T, MBIA, 7.00%,
                   1/1/20                           1,002
       1,000     Triborough Bridge & Tunnel
                   Authority, Special
                   Obligation Refunding
                   Revenue Bond, Series B,
                   AMBAC, 6.88%, 1/1/15             1,061
---------------------------------------------------------
  TOTAL MUNICIPAL BONDS                           $15,883
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
         527     Municipal Fund for New York      $   527
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                          527
---------------------------------------------------------
  TOTAL (COST $15,485)(b)                         $16,410
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $16,808.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $   925
                 Unrealized depreciation
                                                  -------
                 Net unrealized appreciation      $   925
                                                  ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
FUND FOR INCOME                                                      (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. TREASURY OBLIGATION (1.2%)
U.S. TREASURY STRIP
        2,000   zero%, 8/15/20                   $    296
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (40.3%)
        1,084   Bear Stearns Mortgage Capital
                  Corp., Series 1991-A/B1,
                  9.40%, 6/25/21                    1,084
        2,220   Bear Stearns Secured
                  Investors Trust, Series
                  1991-2/H, 7.50%, 9/20/20          2,151
          104   Drexel, Burnham & Lambert
                  Trust, Series U/1, 6.30%,
                  8/1/17                              107
        1,000   General Electric Capital
                  Mortgage, Series 93-4f,
                  7.00%, 3/25/08                      896
        1,985   Housing Securities, Inc.,
                  Series 1993-B/B4M, 7.25%,
                  4/25/08                           1,878
        1,000   Kidder, Peabody Acceptance
                  Corp., Series 1993-C1/A3,
                  6.80%, 9/1/06                       927
          153   Merrill Lynch Trust, Series
                  27/D, 8.90%, 10/20/15               155
        1,366   Prudential Home Mortgage,
                  Series 1992-42/M, 7.00%,
                  1/25/08                           1,291
        1,500   Resolution Trust Corp.,
                  Series 1992-2/B4, 8.20%,
                  11/25/21                          1,476
---------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         9,965
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (41.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION:
          335   8.85%, 4/15/20                        338
          115   9.30%, 8/15/15                        117
        1,337   9.50%, 8/1/19-12/1/22               1,389
          237   10.00%, 2/1/17-9/1/19                 253
           18   12.00%, 10/1/10-7/1/14                 21

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        1,304   8.00%, 11/25/20                  $  1,221
        1,683   8.50%, 8/1/24-1/13/25               1,712
           25   9.50%, 1/1/19                          28
          154   10.00%, 5/1/13-2/1/18                 172
           10   10.50%, 1/1/18                         11
           55   12.00%, 8/1/13-4/1/15                  61
           36   13.00%, 12/1/12                        41
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        2,272   9.50%, 8/15/17-10/15/19             2,390
        2,115   10.00%, 3/15/16-6/15/21             2,289
           97   10.25%, 3/15/19-6/15/19               103
           82   10.50%, 2/15/16                        90
           66   11.00%, 9/20/14                        74
---------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                   10,310
---------------------------------------------------------
---------------------------------------------------------
  REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS (12.6%)
        1,000   Federal National Mortgage
                  Association, Series 1991-
                  13/C, 8.25%, 3/25/04              1,017
           76   Federal National Mortgage
                  Association, Series G-18/6,
                  8.75%, 7/25/01                       76
        1,920   Federal National Mortgage
                  Association, Series
                  1988-4/Z, 9.25%, 3/25/18          2,014
---------------------------------------------------------
  TOTAL REAL ESTATE MORTGAGE INVESTMENT
      CONDUITS                                      3,107
---------------------------------------------------------
---------------------------------------------------------
  REPURCHASE AGREEMENT (4.1%)
        1,003   Donaldson, Lufkin & Jenrette
                  Securities Corp., 5.93%,
                  dated 4/28/95, due 5/1/95
                  (Collateralized by various
                  U.S. Treasury securities)         1,003
---------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT                        1,003
---------------------------------------------------------
TOTAL (COST $24,172)(B)                          $ 24,681
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $24,713.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation          $    842
                Unrealized depreciation              (333)
                                                 --------
                Net unrealized appreciation      $    509
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (1.8%)
        1,000    American Express Co., 6.05%,
                   7/15/97                        $    978
        1,000    Capital Auto Receivables
                   Trust, 5.35%, 2/15/98               989
          955    Capital Auto Receivables
                   Trust, 4.90%, 2/17/98               952
          201    GMAC 1993 A Grantor Trust,
                   4.15%, 3/15/98                      198
----------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                        3,117
----------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        1,540    7.00%, 7/15/98                      1,535
        2,000    5.50%, 10/15/02                     1,933
        2,000    5.50%, 11/15/03                     1,924
          482    8.40%, 1/15/05                        487
          937    6.00%, 2/15/13                        933
          258    8.00%, 1/15/18                        258
        1,300    8.50%, 9/15/19                      1,316
FEDERAL NATIONAL MORTGAGE ASSOC.:
        2,000    6.00%, 10/25/03                     1,965
        1,000    8.00%, 3/25/04                      1,007
        1,522    5.75%, 6/25/06                      1,471
          849    7.00%, 2/25/18                        844
          883    7.50%, 7/25/18                        879
                                                  --------
                                                    14,552
                                                  --------
---------------------------------------------------------
  CORPORATE BONDS (18.5%)
AUTOMOTIVE (0.3%):
          500    Ford Motor, 7.88%, 10/15/96           506
                                                  --------
BANKING & FINANCIAL SERVICES (0.3%):
          500    Bankers Trust, 7.25%, 11/1/96         502
                                                  --------
BROKERAGE SERVICES (2.0%):
        2,000    Lehman Brothers, 5.75%,
                   11/15/98                          1,858
        1,500    Lehman Brothers Holding,
                   5.50%, 6/15/96                    1,474
                                                  --------
                                                     3,332
                                                  --------
BUSINESS EQUIPMENT (1.3%):
        2,175    International Business
                   Machines Corp., 6.38%,
                   11/1/97                           2,145
                                                  --------
CHEMICALS (0.6%):
        1,000    Dow Capital, 5.75%, 9/15/97           972
                                                  --------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
CONSUMER GOODS & SERVICES (0.6%):
        1,000    PepsiCo, Inc., 5.63%, 7/1/95     $  1,000
                                                  --------
FINANCIAL SERVICES (6.5%):
        2,000    American General Corp.,
                   6.88%, 7/1/99                     1,957
        1,000    Associates Corp.,6.88%,
                   1/15/97                           1,000
        1,500    Associates Corp.,7.25%,
                   9/1/99                            1,492
        3,000    Ford Motor Credit Corp.,
                   7.13%, 12/1/97                    3,004
        1,000    ITT Finance, 7.38%, 10/15/95        1,005
        2,000    Norwest Corp., 7.75%,
                   12/31/96                          2,030
          500    Norwest Financial, 7.10%,
                   11/15/96                            502
                                                  --------
                                                    10,990
                                                  --------
FOOD PRODUCTS (0.4%):
          775    H.J. Heinz Co., 5.50%,
                   9/15/97                             756
                                                  --------
GOVERNMENTS (FOREIGN) (0.6%):
        1,000    Province of Ontario Global
                   Bonds, 5.70%, 10/1/97               973
                                                  --------
INDUSTRIAL GOODS & SERVICES (1.2%):
        2,000    Burlington Resources, 7.15%,
                   5/1/99                            1,985
                                                  --------
INSURANCE (2.1%):
          500    International Lease Finance
                   Corp., 6.38%, 11/1/96               496
        2,000    International Lease Finance
                   Corp., 8.35%, 10/1/98             2,063
        1,000    Transamerica Finance, 5.40%,
                   9/1/95                              997
                                                  --------
                                                     3,556
                                                  --------
POLLUTION CONTROL SERVICES (1.5%):
          500    Waste Management, 6.38%,
                   7/1/97                              493
        2,000    WMX Technologies, 7.13%,
                   3/22/97                           2,005
                                                  --------
                                                     2,498
                                                  --------
UTILITIES -- ELECTRIC & GAS (1.1%):
        1,000    Northern Illinois Gas, 5.50%,
                   2/1/97                              976
        1,000    Northern States Power, 5.50%,
                   2/1/99                              944
                                                  --------
                                                     1,920
----------------------------------------------------------
TOTAL CORPORATE BONDS                               31,135
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.7%)
FEDERAL NATIONAL MORTGAGE ASSOC.:
        3,000    5.23%, 11/25/98                  $  2,826
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                       2,826
----------------------------------------------------------
---------------------------------------------------------
  U.S. TREASURY NOTES (64.8%)
        4,000    5.50%, 4/30/96                      3,968
        1,000    7.63%, 5/31/96                      1,013
        8,000    6.50%, 9/30/96                      8,002
        9,000    7.50%, 12/31/96                     9,136
       18,000    7.50%, 1/31/97                     18,273
        1,000    6.75%, 2/28/97                      1,003
       16,000    6.88%, 2/28/97                     16,078
       10,000    6.63%, 3/31/97                     10,005
        7,000    6.50%, 8/15/97                      6,978
        3,000    7.38%, 11/15/97                     3,046
        1,500    6.00%, 12/31/97                     1,475
        4,500    5.13%, 4/30/98                      4,306
        6,500    8.25%, 7/15/98                      6,774
        7,000    5.25%, 7/31/98                      6,689
       12,000    7.13%, 2/29/00                     12,110
----------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          108,856
----------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
        5,183    Shearson U.S. Treasury Fund      $  5,183
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           5,183
----------------------------------------------------------
TOTAL (COST $166,188)(B)                          $165,669
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $168,112.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $  1,161
                 Unrealized depreciation            (1,681)
                                                  --------
                 Net unrealized depreciation      $   (520)
                                                  =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GOVERNMENT MORTGAGE FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,000    5.50%, 10/15/02                 $  4,832
          500    5.00%, 8/15/11                       492
FEDERAL NATIONAL MORTGAGE ASSOC.:
       10,000    7.50%, 8/25/22                     9,809
---------------------------------------------------------
                TOTAL COLLATERALIZED MORTGAGE
                                  OBLIGATIONS      15,133
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT
  AGENCIES (86.8%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,927    8.00%, 1/1/00                      5,922
          209    9.50%, 8/1/21                        218
        3,128    5.99%, 12/1/23                     3,136
       19,787    7.50%, 4/1/24                     19,351
FEDERAL NATIONAL MORTGAGE ASSOC.:
        1,395    8.00%, 5/1/17                      1,394
        2,322    9.50%, 6/1/22                      2,420
        9,768    6.50%, 4/1/24                      9,050
        3,888    8.50%, 8/1/24                      3,952
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          105    8.50%, 6/15/16                       107
          252    8.50%, 7/15/16                       257
          109    9.00%, 9/15/16                       113
          181    8.50%, 10/15/16                      185
          108    9.50%, 11/15/16                      114
          726    8.50%, 1/15/17                       740
          578    8.50%, 2/15/17                       589
          233    8.50%, 4/15/17                       238
          200    8.50%, 5/15/17                       204
          473    8.50%, 6/15/17                       483
        2,093    9.50%, 11/15/17                    2,195
          113    10.00%, 1/15/18                      121
          517    9.00%, 11/15/18                      536
          423    9.50%, 1/15/19                       444
          317    10.50%, 8/15/19                      344
          469    8.50%, 12/15/19                      478
           45    8.50%, 2/15/20                        46
        1,426    9.50%, 5/15/20                     1,496
        3,278    9.75%, 1/15/21                     3,504
        1,551    9.00%, 3/15/21                     1,606
          121    8.50%, 5/15/21                       124

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
        1,185    9.00%, 5/15/21                  $  1,227
          311    8.00%, 6/15/21                       311
        1,332    9.00%, 6/15/21                     1,379
        2,307    9.50%, 6/15/21                     2,422
       13,249    8.00%, 5/15/22                    13,257
        4,043    8.00%, 10/15/22                    4,046
        3,088    9.00%, 2/15/23                     3,202
        2,870    8.50%, 3/15/23                     2,928
          803    7.50%, 6/15/23                       786
        4,591    7.50%, 7/15/23                     4,490
        1,527    8.00%, 8/15/23                     1,528
        4,887    7.00%, 9/15/23                     4,636
        2,833    7.00%, 10/15/23                    2,687
        4,619    7.00%, 12/15/23                    4,384
        8,295    7.50%, 1/15/24                     8,106
        3,933    7.50%, 2/15/24                     3,842
        4,048    8.50%, 10/15/24                    4,134
        1,714    8.75%, 8/15/25                     1,739
---------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES     124,471
---------------------------------------------------------
---------------------------------------------
  U.S. TREASURY NOTES (1.5%)
        1,000    5.50%, 4/30/96                       992
        1,100    8.75%, 8/15/00                     1,189
---------------------------------------------------------
                    TOTAL U.S. TREASURY NOTES       2,181
---------------------------------------------------------
---------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        1,177    Shearson U.S. Treasury Fund        1,177
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,177
---------------------------------------------------------
TOTAL (COST $147,319)(B)                         $142,962
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $143,435.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $41. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    422
                 Unrealized depreciation           (4,820)
                                                 --------
                 Net unrealized depreciation     $ (4,398)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (0.7%)
CAPITAL AUTO RECEIVABLES TRUST
        1,000    5.35%, 2/15/98                  $    989
---------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                         989
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)
FEDERAL HOME LOAN MORTAGAGE CORP.
        1,000    7.00%, 5/15/99                       992
        1,800    6.50%, 5/15/03                     1,713
        1,406    5.00%, 11/15/04                    1,401
        2,500    5.80%, 4/15/14                     2,468
        1,994    6.50%, 7/15/16                     1,959
          258    8.00%, 1/15/18                       258
        1,968    7.50%, 9/15/20                     1,963
        2,500    8.40%, 1/15/21                     2,520
FEDERAL NATIONAL MORTGAGE ASSOC.
        2,475    6.00%, 10/25/03                    2,432
        1,103    7.50%, 7/25/18                     1,098
        4,000    6.25%, 5/25/19                     3,755
        2,000    8.50%, 8/25/19                     2,051
---------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          22,610
---------------------------------------------------------
---------------------------------------------------------
  CORPORATE BONDS (39.1%)
APPLIANCES (0.8%):
        1,000    Whirlpool Corp. Notes
                   9.50%, 6/15/00                   1,089
                                                 --------
AUTOMOTIVE (2.8%):
        1,000    Ford Motor Co.
                   9.00%, 9/15/01                   1,076
          500    Ford Motor Credit Co.
                   9.50%, 4/15/00                     542
          500    Ford Motor Holdings, Inc.
                   9.25%, 3/1/00                      534
          500    General Motors Corp.
                   9.75%, 5/15/99                     514
        1,000    General Motors Corp.
                   9.63%, 12/1/00                   1,086
                                                 --------
                                                    3,752
                                                 --------
BANKING (0.4%):
          500    Comerica, Inc.
                   10.13%, 6/1/98                     537
                                                 --------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
BROKERAGE SERVICES (10.9%):
        4,000    Bear Stearns Co.
                   9.38%, 6/1/01                 $  4,305
        5,000    Lehman Brothers Holdings
                   5.75%, 11/15/98                  4,643
        2,500    Merrill Lynch & Co.
                   8.25%, 11/15/99                  2,563
        3,500    Salomon, Inc.
                   6.75%, 1/15/06                   2,993
                                                 --------
                                                   14,504
                                                 --------
                              CHEMICALS (1.5%):
        1,000    Dow Chemical
                   5.75%, 9/15/97                     973
        1,000    Monsanto Defined
                   8.13%, 12/15/06                  1,032
                                                 --------
                                                    2,005
                                                 --------
FINANCIAL SERVICES (7.0%):
        2,000    American Express
                   8.50%, 8/15/01                   2,115
        3,000    American General Corp.
                   7.70%, 10/15/99                  3,034
        1,000    Norwest Corp.
                   7.75%, 12/31/96                  1,015
        3,000    Transamerica Financial
                   8.75%, 10/1/99                   3,138
                                                 --------
                                                    9,302
                                                 --------
FOOD PRODUCTS (0.7%):
        1,000    Super Valu, Inc.
                   5.88%, 11/15/95                    998
                                                 --------
GOVERNMENT AGENCY (0.4%):
          500    Private Export Funding
                   9.00%, 1/31/96                     508
                                                 --------
INDUSTRIAL GOODS & SERVICES (8.4%):
        2,000    American Home Products
                   7.70%, 2/15/00                   2,025
        3,000    Amoco Canada
                   7.25%, 12/1/02                   2,985
        1,000    Grand Metropolitan Investment
                   Corp.
                   8.63%, 8/15/01                   1,070
        3,000    Service Corp. International
                   8.38%, 12/15/04                  3,131
        2,000    WMX Technologies Waste
                   Management
                   7.13%, 3/22/97                   2,005
                                                 --------
                                                   11,216
                                                 --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
INSURANCE (0.4%):
          500    St. Paul Cos., Inc.
                   9.38%, 6/15/97                $    526
                                                 --------
OIL & GAS EXPLORATION (1.2%):
          500    British Petroleum America
                   10.15%, 3/15/96                    514
        1,000    Cheveron Corp. Amortization
                   Notes
                   8.11%, 12/1/04                   1,044
                                                 --------
                                                    1,558
                                                 --------
PRINTING & PUBLISHING (1.6%):
        1,000    Knight Ridder, Inc.
                   8.50%, 9/1/01                    1,063
        1,000    R.R. Donnelly & Sons Co.
                   9.13%, 12/1/00                   1,095
                                                 --------
                                                    2,158
                                                 --------
RETAIL STORES (0.8%):
          500    J.C. Penney, Inc.
                   9.05%, 3/1/01                      538
          500    Sears Roebuck & Co.
                   9.50%, 6/1/99                      537
                                                 --------
                                                    1,075
                                                 --------
TELECOMMUNICATIONS (2.2%):
          750    Communications Satellite
                   8.13%, 4/1/04                      775
        2,000    GTE Corp. Notes
                   9.10%, 6/1/03                    2,143
                                                 --------
                                                    2,918
---------------------------------------------------------
TOTAL CORPORATE BONDS                              52,146
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTAGE ASSOC.:
        2,000    5.23%, 11/25/98                    1,884
---------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                      1,884
---------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  U.S. TREASURY NOTES (38.6%)
        7,500    9.25%, 1/15/96                  $  7,651
        3,000    9.38%, 4/15/96                     3,087
        2,000    5.50%, 4/30/96                     1,984
        5,000    7.38%, 5/15/96                     5,049
        6,500    6.88%, 4/30/97                     6,534
        2,000    5.63%, 1/31/98                     1,945
        5,000    7.25%, 2/15/98                     5,068
        7,000    7.00%, 4/15/99                     7,050
        2,000    7.50%, 10/31/99                    2,048
        1,000    6.38%, 1/15/00                       980
        8,000    7.13%, 2/29/00                     8,073
        2,000    6.88%, 3/31/00                     1,997
---------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          51,466
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (1.3%)
        1,783    Shearson U.S. Treasury Fund        1,783
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,783
---------------------------------------------------------
TOTAL (COST $133,485)(B)                         $130,878
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $133,225.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    885
                 Unrealized depreciation           (3,492)
                                                 --------
                 Net unrealized depreciation     $ (2,607)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  ASSET BACKED SECURITIES (1.6%)
CAPITAL AUTO RECEIVABLES ASSET TRUST
            979   4.90%, 2/17/98                  $      976
RAILCAR TRUST, SERIES 92-1
            459   7.75%, 6/1/04                          465
------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                          1,441
------------------------------------------------------------
----------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
FEDERAL HOME LOAN MORTGAGE CORP.:
          1,180   7.50%, 4/1/07                        1,178
FEDERAL NATIONAL MORTGAGE ASSOC.:
             67   7.00%, 3/25/18                          67
            155   7.25%, 6/25/18                         154
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION               1,399
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (28.4%)
AUTOMOTIVE (1.7%):
          1,000   Ford Motor Co.
                  9.00%, 9/15/01                       1,076
            500   General Motors
                  9.13%, 7/15/95                         535
                                                  ----------
                                                       1,611
                                                  ----------
BANKING (6.2%):
            600   BankAmerica Corp.
                  9.63%, 2/13/01                         657
          1,500   Crestar Finance Corp.
                  8.75%, 11/15/04                      1,591
            500   First Bank System
                  8.00%, 7/2/04                          514
          1,020   First Union Corp.
                  9.45%, 6/15/99                       1,095
            800   SunTrust Banks, Inc.
                  7.38%, 7/1/02                          799
          1,000   Wells Fargo & Co.
                  8.75%, 5/1/02                        1,061
                                                  ----------
                                                       5,717
                                                  ----------
BROKERAGE SERVICES (2.3%):
          1,000   Morgan Stanley
                  8.88%, 10/15/01                      1,056
          1,280   Morgan Stanley
                  7.25%, 10/15/23                      1,069
                                                  ----------
                                                       2,125
                                                  ----------
COMPUTER (0.6%):
            510   International Business
                  Machines
                  9.00%, 5/1/98                          510
                                                  ----------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
CREDIT INSTITUTIONS -- PERSONAL (0.6%):
            510   General Electric Credit
                  Corp.
                  8.75%, 11/26/96                 $      524
                                                  ----------
FINANCIAL SERVICES (7.6%):
          1,025   BHP Finance Ltd.
                  6.75%, 11/1/13                         880
            255   Ford Motor Credit Co.
                  9.40%, 11/16/95                        259
          1,000   General Motors Acceptance
                  Co.
                  6.28%*, 6/7/96                         999
          1,000   General Motors Acceptance
                  Co.
                  7.13%, 6/1/99                          985
          1,000   General Motors Acceptance
                  Co.
                  5.50%, 12/15/01                        886
          1,020   Merrill Lynch
                  8.25%, 11/15/99                      1,046
          2,000   Salomon Brothers
                  4.44%, 8/9/95                        1,988
                                                  ----------
                                                       7,043
                                                  ----------
GOVERNMENTS (FOREIGN) (0.5%):
            500   Republic of Iceland
                  6.13%, 2/1/04                          449
                                                  ----------
INDUSTRIAL GOODS & SERVICES (4.4%):
          1,000   American Home Products
                  7.70%, 2/15/00                       1,013
          1,000   Georgia-Pacific
                  9.95%, 6/15/02                       1,116
            700   Philip Morris Co.
                  9.00%, 1/1/01                          746
          1,200   RJR Nabisco, Inc.
                  8.00%, 1/15/00                       1,182
                                                  ----------
                                                       4,057
                                                  ----------
INSURANCE (1.0%):
          1,100   Nationwide Mutual
                  Insurance Surplus
                  7.50%, 2/15/24                         954
                                                  ----------
OIL & GAS EXPLORATION (0.8%):
            700   Atlantic Richfield Co.
                  9.00%, 4/1/21                          765
                                                  ----------
OIL & GAS TRANSMISSION (0.6%):
            510   Shell Oil Co.
                  7.00%, 9/15/95                         511
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
TELECOMMUNICATIONS (2.1%):
            510   GTE Hawaiian Telephone
                  Service
                  9.00%, 12/1/00                  $      525
            510   MCI Communications
                  7.63%, 11/7/96                         514
            360   Northern Telecom Ltd.
                  8.25%, 6/13/96                         366
            510   Southwestern Bell Co.
                  8.30%, 6/1/96                          518
                                                  ----------
                                                       1,923
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 26,189
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (38.0%)
FEDERAL HOME LOAN MORTGAGE CORP.:
            150   8.00%, 5/1/02                          151
            350   8.00%, 8/1/02                          354
            238   8.00%, 6/1/08                          237
            277   8.00%, 11/1/08                         276
FEDERAL NATIONAL MORTGAGE ASSOC.:
            994   8.00%, 1/1/23                          993
          1,562   7.50%, 3/1/24                        1,529
          1,500   9.00%, 5/1/25                        1,549
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          2,815   6.50%, 2/15/09                       2,705
          1,597   9.00%, 2/15/17                       1,654
          1,513   8.50%, 9/15/17                       1,544
            891   9.00%, 6/15/18                         923
          1,667   9.00%, 10/15/19                      1,727
          2,738   9.00%, 12/15/19                      2,836
          1,742   9.00%, 1/15/20                       1,809
          1,128   9.00%, 2/15/20                       1,168
            740   8.50%, 11/15/21                        756
          2,657   7.50%, 8/15/22                       2,600
          1,646   8.50%, 8/15/22                       1,681
          1,228   8.50%, 2/15/23                       1,253
          1,464   7.00%, 10/15/23                      1,389
          1,378   7.50%, 10/15/23                      1,345
          4,794   7.50%, 1/15/24                       4,683
          1,962   7.50%, 5/15/24                       1,916
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        35,078
------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  U.S. TREASURY BONDS (12.5%)
          2,600   8.88%, 2/15/19                  $    3,001
          3,000   8.00%, 11/15/21                      3,188
          2,900   7.13%, 2/15/23                       2,798
          1,500   7.50%, 11/15/24                      1,520
          1,000   7.63%, 2/15/25                       1,035
------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                             11,542
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (14.9%)
          3,000   7.50%, 2/29/96                       3,029
          1,000   7.50%, 12/31/96                      1,015
          1,000   8.00%, 1/15/97                       1,024
          1,000   7.75%, 12/31/99                      1,034
          2,500   7.75%, 1/31/00                       2,585
          3,000   7.13%, 2/29/00                       3,027
          2,000   7.50%, 2/15/05                       2,061
------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                             13,775
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          1,942   Shearson U.S. Treasury Fund          1,942
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,942
------------------------------------------------------------
TOTAL (COST $93,388) (B)                          $   91,366
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $92,202.

(b) Represents costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $      646
                  Unrealized depreciation             (2,668)
                                                  ----------
                  Net unrealized depreciation     $   (2,022)
                                                  ==========

 * Corporate Bonds with floating rates are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (97.6%)
ALTERNATIVE MINIMUM TAX PAPER (11.1%):
          2,500   Student Loan Funding Corp.,
                  Series A
                  5.50%, 12/1/01                  $    2,463
          4,000   Student Loan Funding Corp.,
                  Series A
                  5.85%, 8/1/04                        4,005
------------------------------------------------------------
TOTAL ALTERNATIVE MINIMUM TAX PAPER                    6,468
------------------------------------------------------------
----------------------------------------------
  GENERAL OBLIGATION BONDS (43.2%)
COUNTY, CITY, SPECIAL DISTRICT & SCHOOLS (39.7%):
          1,500   Batavia, Ohio Local School
                  District
                  7.00%, 12/1/14                       1,656
            750   Batavia, Ohio Local School
                  District
                  6.30%, 12/1/22                         769
            500   Canton, Waterworks System
                  5.75%, 12/1/10                         491
          1,325   Clyde-Green Springs Village,
                  Ohio School District
                  6.10%, 12/1/19                       1,302
            500   Columbus, Ohio, Series B
                  6.10%, 1/1/03                          531
          1,500   Columbus, Ohio
                  6.20%, 1/1/04                        1,604
          1,385   Crawford County, Ohio,
                  AMBAC
                  6.75%, 12/1/19                       1,477
          1,000   Cuyahoga Falls, Ohio, MBIA
                  6.00%, 12/1/15                         987
          2,500   Franklin County, Ohio
                  Courthouse
                  6.38%, 12/1/01                       2,724
          1,000   Hilliard, Ohio School
                  District
                  6.15%, 12/1/06                       1,035
          2,500   Indian Valley, Ohio Local
                  School District
                  7.00%, 12/1/14                       2,760
            750   Kings, Ohio Local School
                  District
                  7.00%, 12/1/09                         795
          1,250   Lakeview, Ohio Local School
                  District
                  AMBAC
                  6.95%, 12/1/19                       1,380
            540   Lakewood, Ohio
                  5.40%, 12/1/05                         540

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
            600   Madison County, Ohio
                  7.00%, 12/1/19                  $      667
          1,000   Munroe Falls, Ohio, Series A
                  AMBAC
                  6.95%, 12/1/14                       1,103
            500   Toledo, Ohio, AMBAC
                  6.10%, 12/1/14                         501
          1,820   Trumbull County, Ohio
                  5.75%, 12/1/03                       1,892
            880   Tuscarawas Valley, Ohio
                  Local
                  School District, AMBAC
                  6.00%, 12/1/19                         863
                                                  ----------
                                                      23,077
                                                  ----------
STATE (3.5%):
          2,000   Ohio State, Refunding &
                  Improvement
                  5.50%, 8/1/03                        2,044
------------------------------------------------------------
TOTAL GENERAL OBLIGATION BONDS                        25,121
------------------------------------------------------------
----------------------------------------------
  REVENUE BONDS (43.3%)
HOSPITALS, NURSING HOMES & HEALTH CARE (17.7%):
          2,250   Butler County, Ohio
                  Middletown Regional
                  Hospital, GFIC
                  6.75%, 11/15/10                      2,411
          1,000   Clermont County Hospital
                  Facility
                  6.00%, 9/1/19                          977
          1,720   Franklin County, Riverside
                  Hospital
                  7.25%, 5/15/20                       1,864
          1,000   Garfield Heights, Ohio
                  Marymount Hospital,
                  Refunding & Improvement
                  6.70%, 11/15/15                      1,016
          2,400   Lake County Hospital
                  Improvement Facilities
                  6.38%, 8/15/03                       2,523
          1,480   Lucas County, Ohio Hospital,
                  Series B
                  5.75%, 8/15/03                       1,526
                                                  ----------
                                                      10,317
                                                  ----------
HOUSING (3.1%):
          1,775   Ohio Cap Corp.
                  6.35%, 7/1/22                        1,775
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
PUBLIC FACILITIES (CONVENTION, SPORT) (5.3%):
          2,000   Ohio State Building
                  Authority,
                  Adult Correctional
                  Facilities
                  6.00%, 10/1/07                  $    2,048
          1,000   Ohio State Public
                  Facilities,
                  Higher Education
                  5.88%, 12/1/04                       1,029
                                                  ----------
                                                       3,077
                                                  ----------
UTILITIES (SEWERS, TELEPHONE, ELECTRIC) (17.2%):
            540   Cambridge, Ohio Water
                  System
                  5.50%, 12/1/08                         526
          1,935   Cleveland Public Power
                  Systems, MBIA
                  7.00%, 11/15/24                      2,147
          1,000   Cleveland Public Power
                  Systems, MBIA
                  6.00%, 11/15/02                      1,051
          1,750   Cleveland Regional Sewer
                  District
                  6.75%, 5/15/04                       1,940
          1,000   Cleveland, Ohio Waterworks
                  Series 1-92B
                  6.25%, 1/1/05                        1,055
          1,950   Columbus, Ohio Sewer
                  6.25%, 6/1/08                        2,006
            750   Columbus, Ohio Water
                  Systems
                  6.38%, 11/1/10                         769
            500   Southwest Regional Water,
                  MBIA
                  6.00%, 12/1/20                         488
                                                  ----------
                                                       9,982
                                                  ----------
TOTAL REVENUE BONDS                                   25,151
------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                 56,740
------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (1.9%)
                  Dreyfus Ohio Money Market
          1,131   Institutional Fund              $    1,131
------------------------------------------------------------
Total Investment Companies                             1,131
------------------------------------------------------------
TOTAL (COST $57,596) (B)                              57,871
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of 58,137.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation              1,006
                  Unrealized depreciation               (757)
                                                  ----------
                  Net unrealized appreciation     $      249
                                                  ==========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATION (2.4%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        465,548   7.50%, 4/1/07                   $      465
FEDERAL NATIONAL MORTGAGE ASSOC.:
        968,818   7.40%, 7/25/17                         968
        925,817   6.50%, 4/25/22                         872
      1,500,000   9.00%, 5/1/25                        1,548
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              3,853
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (53.7%)
AEROSPACE/DEFENSE (3.3%):
         21,400   Boeing Co.                           1,177
         11,800   General Dynamics Corp.                 547
         20,300   Lockheed Martin Corp.(c)             1,173
         33,650   Raytheon Co.                         2,448
                                                  ----------
                                                       5,345
                                                  ----------
ALUMINUM (1.4%):
         50,300   Aluminum Co. of America              2,257
                                                  ----------
AUTOMOBILES (1.0%):
          8,000   Chrysler Corp.                         345
          1,200   Fiat - ADR                              24
         45,000   Ford Motor Co.                       1,215
                                                  ----------
                                                       1,584
                                                  ----------
BANKS (4.7%):
            900   BBV - ADR                               24
         54,900   BankAmerica Corp.                    2,718
         28,200   Comerica, Inc.                         811
         13,800   CoreStates Financial Corp.             450
         27,600   First Union Corp.                    1,249
          1,300   IMI - ADR                               24
         33,150   J.P. Morgan & Co., Inc.              2,176
                                                  ----------
                                                       7,452
                                                  ----------
BEVERAGES (1.3%):
         33,900   Anheuser Busch Co., Inc.             1,971
          1,300   Coca-Cola Femsa - ADR                   26
                                                  ----------
                                                       1,997
                                                  ----------
CHEMICALS (1.2%):
         10,100   Dow Chemical Co.                       702
          8,300   Eastman Chemical                       471
          1,200   Imperial Chemical - ADR                 58
         18,200   Lubrizol Corp.                         635
          3,200   Montedison - ADR(c)                     24
          1,000   Norsk Hydro - ADR                       40
                                                  ----------
                                                       1,930
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
COMPUTERS & PERIPHERALS (0.9%):
         13,600   Cisco Systems(c)                $      542
         13,400   Hewlett Packard Co.                    886
                                                  ----------
                                                       1,428
                                                  ----------
CONGLOMERATES (0.0%):
          3,000   Hanson PLC, ADR                         57
                                                  ----------
CONTAINERS (0.4%):
         28,600   Newell Co.                             676
                                                  ----------
COSMETICS & RELATED (0.6%):
         15,400   Avon Products                          974
                                                  ----------
ELECTRICAL EQUIPMENT (1.8%):
         13,100   Emerson Electric Co.                   881
         34,400   General Electric Co.                 1,926
            900   Hitachi - ADR                           92
                                                  ----------
                                                       2,899
                                                  ----------
ELECTRONIC COMPUTING EQUIPMENT (0.7%)
         26,900   Compaq Computer Corp.(c)             1,022
                                                  ----------
ENTERTAINMENT (0.1%)
            450   Matsushita Electric - ADR               76
          1,500   Sony - ADR                              76
                                                  ----------
                                                         152
                                                  ----------
FINANCIAL SERVICES (2.2%):
         26,400   American Express Co.                   917
         15,300   Federal National Mortgage
                    Assoc.                             1,350
         27,300   Household International,
                    Inc.                               1,280
                                                  ----------
                                                       3,547
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         16,500   Supervalu, Inc.                        435
                                                  ----------
FOOD PROCESSING & PACKAGING (0.2%):
         10,000   Sara Lee Corp.                         279
                                                  ----------
FOREST PRODUCTS (2.8%):
         20,300   Georgia Pacific Corp.                1,611
         25,000   International Paper Co.              1,925
         19,700   Union Camp Corp.                       987
                                                  ----------
                                                       4,523
                                                  ----------
HEAVY MACHINERY (0.5%):
          9,000   Deere & Co.                            738
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (0.1%):
          3,100   Johnson & Johnson, Inc.                202
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INSURANCE (1.3%):
         25,100   Allstate                        $      762
         12,000   American General Corp.                 396
          9,200   Chubb Corp.                            736
          3,200   St. Paul Cos., Inc.                    154
                                                  ----------
                                                       2,048
                                                  ----------
MANUFACTURING (0.9%):
         24,700   Allied Signal, Inc.                    979
         12,300   Litton Industries, Inc.(c)             426
                                                  ----------
                                                       1,405
                                                  ----------
MEDICAL SUPPLIES (0.3%):
          6,600   Medtronic, Inc.                        491
                                                  ----------
METALS (0.3%):
          1,300   SKF Corp. - ADR(c)                      27
         17,100   USX U.S. Steel Group                   522
                                                  ----------
                                                         549
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
          1,000   Canon - ADR                             83
          9,700   Pitney Bowes, Inc.                     360
                                                  ----------
                                                         443
                                                  ----------
OIL (7.0%):
         12,000   Atlantic Richfield Co.               1,374
            700   British Petroleum Co., PLC,
                    ADR                                   60
         49,800   Chevron Corp.                        2,359
         15,000   Exxon Corp.                          1,044
         28,700   Mobil Corp.                          2,723
          1,400   Repsol - ADR                            45
            400   Royal Dutch Petroleum - ADR             50
         49,500   Texaco, Inc.                         3,385
          1,000   YPF S.A. - ADR(c)                       20
                                                  ----------
                                                      11,060
                                                  ----------
OIL & GAS EXPLORATION (2.5%):
         52,600   Enron Corp.                          1,788
         60,200   Phillips Petroleum Co.               2,107
                                                  ----------
                                                       3,895
                                                  ----------
OILFIELD EQUIPMENT & SERVICES (0.7%):
         46,500   Baker Hughes, Inc.                   1,046
                                                  ----------
PAINT, VARNISHES & ENAMELS (0.2%):
          7,700   Sherwin Williams Co.                   274
                                                  ----------
PAPER (0.0%):
            800   Fletcher Challange - ADR                22
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
PHARMACEUTICALS (3.4%):
         49,000   Abbott Laboratories             $    1,929
         11,400   American Home Products Corp.           879
         13,600   Merck & Co., Inc.                      583
         11,900   Pfizer, Inc.                         1,031
         12,100   Schering-Plough                        912
          1,400   SmithKline Beecham                      54
                                                  ----------
                                                       5,388
                                                  ----------
PUBLISHING (0.2%):
          3,800   Dun & Bradstreet Corp.                 198
          2,500   News Corp. - ADR(c)                     49
                                                  ----------
                                                         247
                                                  ----------
RETAIL (1.7%):
          9,700   Dayton Hudson Corp.                    651
         21,900   Pep Boys-Manny, Moe & Jack             564
         14,500   Sears & Roebuck Co.                    787
          7,500   Wal Mart Stores, Inc.                  178
         10,900   Walgreen Co.                           512
                                                  ----------
                                                       2,692
                                                  ----------
SEMICONDUCTORS (0.8%):
         11,850   Intel Corp.                          1,213
            600   Kyocera - ADR                           94
                                                  ----------
                                                       1,307
                                                  ----------
SHOES, LEATHER GOODS & CLOTHING (0.1%):
          4,400   Reebok International Ltd.              138
                                                  ----------
SOAPS & CLEANING AGENTS (0.1%):
          1,300   Procter & Gamble Co.                    91
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.1%):
         13,650   Microsoft Corp.(c)                   1,118
         32,000   Novell, Inc.(c)                        696
                                                  ----------
                                                       1,814
                                                  ----------
STEEL (0.1%):
          2,100   British Steel - ADR                     57
            800   Broken Hill Proprietary -
                    ADR                                   46
          2,300   Worthington Industries, Inc.            43
                                                  ----------
                                                         146
TELECOMMUNICATIONS (0.3%):
         26,800   Comsat Corp.                           536
                                                  ----------
TOBACCO & TOBACCO PRODUCTS (0.8%):
          4,000   B.A.T. Industries - ADR                 60
         16,500   Philip Morris Cos., Inc.             1,118
          3,900   UST, Inc.                              110
                                                  ----------
                                                       1,288
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TOOLS & HARDWARE MANUFACTURING (0.3%):
         11,100   Stanley Works                   $      440
                                                  ----------
TRANSPORTATION (0.0%):
            900   British Airways -ADR                    58
          3,000   TMM - ADR                               20
                                                  ----------
                                                          78
                                                  ----------
UTILITIES - ELECTRIC & GAS (3.3%):
         64,900   Consolidated Edison Co. NY,
                  Inc.                                 1,801
         20,300   Duquesne Light Co.                     685
         83,300   Texas Utilities Co.                  2,718
                                                  ----------
                                                       5,204
                                                  ----------
UTILITIES - TELECOMMUNICATIONS (4.5%):
         68,600   A T & T Corp.                        3,481
            900   British Telecom - ADR                   56
         60,500   GTE Corp.                            2,065
          1,000   Hong Kong Telecom - ADR                 20
          9,000   MCI Telecommunications
                  Corp.                                  196
         31,000   Nynex Corp.                          1,267
          1,000   Telefonica De Espana -
                  ADR(c)                                  37
          1,000   Telephones De Mexico - ADR              30
            700   Telephonos De Chile - ADR               48
                                                  ----------
                                                       7,200
------------------------------------------------------------
  TOTAL COMMON STOCKS                                 85,299
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS - FOREIGN (0.7%)
BRITAIN (0.0%):
  PUBLISHING (0.0%):
          2,200   Reed Elsevier International             28
                                                  ----------
  FOOD MANUFACTURING (0.0%):
          5,000   United Biscuits                         28
------------------------------------------------------------
  TOTAL BRITAIN                                           56
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FRANCE (0.1%):
  AUTOMOBILES (0.0%):
            200   PSA Peugeot Citroen             $       29
                                                  ----------
    BANKS (0.0%):
            500   Cie Financiere De Paribas-A             30
                                                  ----------
  BUILDING MATERIALS (0.0%):
            250   Compagnie De Saint Gobain               32
                                                  ----------
  OIL & GAS PRODUCTION (0.0%):
            400   Elf Aquitaine                           32
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            300   Alcatel-Alsthom                         28
                                                  ----------
  UTILITIES - WATER (0.0%):
            300   Cie Generale Des Eaux                   32
------------------------------------------------------------
  TOTAL FRANCE                                           183
------------------------------------------------------------
GERMANY (0.1%):
  AUTOMOBILES (0.0%):
             90   Volkswagen                              25
                                                  ----------
  CHEMICALS (0.0%):
            100   Bayer                                   25
                                                  ----------
  MACHINERY & ENGINEERING (0.0%):
            100   Mannesmann                              27
                                                  ----------
  MANUFACTURING (0.0%):
             50   Siemens(c)                              25
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
             70   Veba                                    26
------------------------------------------------------------
  TOTAL GERMANY                                          128
------------------------------------------------------------
HOLLAND (0.1%):
  BANKING (0.0%):
            700   ABN/Amro Holding                        27
                                                  ----------
  CHEMICALS (0.0%):
            200   Akzo Nobel NV                           23
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            700   Koninklijke PTT NED NV                  25
------------------------------------------------------------
  TOTAL HOLLAND                                           75
------------------------------------------------------------
HONG KONG (0.0%):
  BROKERAGE (0.0%):
         20,000   Peregrine Inv                           21
                                                  ----------
  REAL ESTATE (0.0%):
          5,000   Cheung Kong                             21
------------------------------------------------------------
  TOTAL HONG KONG                                         42
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
JAPAN (0.3%):
  AUTOMOBILES (0.0%):
          2,000   Nippon Denso Co., Ltd.          $       40
                                                  ----------
  BANKS (0.1%):
          2,000   Mitsubishi Bank                         49
          2,000   Sumitomo Bank                           43
                                                  ----------
                                                          92
                                                  ----------
  CHEMICALS (0.0%):
          6,000   Mitsubishi Chemical, Inc.               35
          5,000   Toray Industries, Inc.(c)               35
                                                  ----------
                                                          70
                                                  ----------
  CONSTRUCTION (0.0%):
          4,000   Kajima Corp.                            40
                                                  ----------
  HOUSEHOLD PRODUCTS (0.0%):
          3,000   Kao Corp.                               37
                                                  ----------
  PAPER (0.0%):
          3,000   New Oji Paper Co., Ltd.                 34
                                                  ----------
  PHARMACEUTICALS (0.0%):
          1,000   Sankyo Co., Ltd.                        24
                                                  ----------
  RETAIL (0.1%):
          1,000   Ito Yokado Co.                          54
          2,000   Marui Co., Ltd.                         31
                                                  ----------
                                                          85
                                                  ----------
  RUBBER & RUBBER PRODUCTS (0.0%):
          2,000   Bridgestone                             32
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
          1,100   Tokyo Electric Power                    35
                                                  ----------
  UTILITIES - WATER (0.0%):
          1,000   Kurita Water Ind.                       24
------------------------------------------------------------
  TOTAL JAPAN                                            513
------------------------------------------------------------
SWITZERLAND (0.1%):
  ENGINEERING (0.0%):
             25   Brown Boveri Series A                   25
                                                  ----------
  FOOD MANUFACTURING (0.0%):
             25   Nestle SA Registered                    24
                                                  ----------
  PHARMACEUTICALS (0.0%):
              5   Roche Genussshein                       30
------------------------------------------------------------
  TOTAL SWITZERLAND                                       79
------------------------------------------------------------
  TOTAL FOREIGN COMMON STOCKS                          1,076
------------------------------------------------------------
----------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (0.2%)
  AUTOMOTIVE (0.2%):
           4300   Ford Motor Co.                         379
------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                     379
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  CORPORATE BONDS (11.1%)
BANKING (3.1%):
        300,000   BankAmerica Corp., 9.63%,
                  2/13/01                         $      328
        800,000   Crestar Finance Corp.,
                    8.75%,
                  11/15/04                               849
      1,000,000   First Bank System, 8.00%,
                  7/2/04                               1,027
      1,200,000   First Union Corp., 9.45%,
                  8/15/01                              1,329
        500,000   NationsBank Corp., 5.38%,
                  12/1/95                                497
        300,000   SunTrust Banks Inc., 7.38%,
                  7/1/02                                 300
        500,000   Wells Fargo & Co., 8.75%,
                  5/1/02                                 531
                                                  ----------
                                                       4,861
                                                  ----------
BROKERAGE SERVICES (0.5%):
        750,000   Morgan Stanley, 8.88%,
                  10/15/01                               792
                                                  ----------
COMPUTER (0.2%):
        300,000   International Business
                  Machines, 9.00%, 5/1/98                300
                                                  ----------
FINANCIAL SERVICES (2.9%):
      1,000,000   Associates, 7.50%, 10/15/96          1,010
        800,000   BHP Finance Ltd., 6.75%,
                  11/1/13                                687
        500,000   General Motors Acceptance
                  Corp., 5.50%, 12/15/01                 443
      1,000,000   Merrill Lynch Corp., 8.25%,
                  11/15/99                             1,025
        500,000   Merrill Lynch Corp., 4.75%,
                  6/24/96                                488
      1,000,000   Morgan Stanley, 7.25%,
                  10/15/23                               835
        200,000   U.S. West Capital Funding,
                  Inc., 8.00%, 10/15/96                  203
                                                  ----------
                                                       4,691
                                                  ----------
GOVERNMENTS (FOREIGN) (0.2%):
        300,000   Republic of Iceland, 6.13%,
                  2/1/04                                 269
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INDUSTRIAL GOODS & SERVICES (3.0%):
        500,000   American Home Products,
                  7.70%, 2/15/00                  $      506
      1,500,000   General Motors, 9.13%,
                  7/15/01                              1,605
        500,000   Georgia-Pacific, 9.95%,
                  6/15/02                                558
        900,000   Philip Morris, 9.00%, 1/1/01           960
        700,000   RJR Nabisco, Inc., 8.00%,
                  1/15/00                                690
        500,000   Waste Management, 7.88%,
                  8/15/96                                506
                                                  ----------
                                                       4,825
                                                  ----------
INSURANCE (0.7%):
      1,200,000   Nationwide Mutual Insurance
                  Surplus, 7.50%, 2/15/24              1,041
                                                  ----------
OIL & GAS EXPLORATION (0.3%):
        500,000   Atlantic Richfield Co.,
                    9.00%,
                  4/1/21                                 546
                                                  ----------
TELECOMMUNICATIONS (0.2%):
        300,000   Southwestern Bell Co.,
                    8.30%,
                  6/1/96                                 305
------------------------------------------------------------
  TOTAL CORPORATE BONDS                               17,630
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (0.3%)
        500,000   General Motors Acceptance
                  Corp., 5.66%*, 6/7/96                  499
------------------------------------------------------------
  TOTAL FLOATING RATE NOTES                              499
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (0.9%)
      1,500,000   Salomon Brothers, 4.44%,
                  8/9/95                               1,491
------------------------------------------------------------
  TOTAL MEDIUM TERM NOTES                              1,491
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        133,439   8.00%, 5/1/02                          135
FEDERAL NATIONAL MORTGAGE ASSOC.:
      2,250,200   6.00%, 11/1/08                       2,116
      1,837,646   7.50%, 3/1/24                        1,798

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
      1,802,848   6.50%, 2/15/09                  $    1,730
        251,367   9.50%, 7/15/09                         264
      1,514,925   9.00%, 10/15/16                      1,573
        226,173   9.00%, 11/15/16                        234
        850,334   9.00%, 6/15/18                         881
         25,890   10.00%, 10/15/18                        28
        779,707   9.00%, 9/15/19                         807
      1,188,568   9.00%, 10/15/19                      1,231
      1,483,116   9.00%, 12/15/19                      1,536
        870,959   9.00%, 1/15/20                         904
        557,334   9.00%, 2/15/20                         577
      1,667,441   8.50%, 5/15/20                       1,701
        610,779   8.50%, 4/15/21                         623
        828,801   7.50%, 12/15/22                        811
        462,219   8.50%, 3/15/23                         472
        951,881   7.50%, 11/15/23                        930
      2,013,452   7.50%, 1/15/24                       1,967
      1,471,279   7.50%, 5/15/24                       1,437
      3,046,512   8.50%, 9/15/24                       3,111
------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                      24,866
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY BONDS (2.6%)
        700,000   8.88%, 2/15/19                         808
      2,000,000   7.13%, 2/15/23                       1,929
      1,400,000   7.50%, 11/15/24                      1,419
------------------------------------------------------------
  TOTAL U.S. TREASURY BONDS                            4,156
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (7.7%)
      1,300,000   5.88%, 5/15/95                       1,300
      1,000,000   7.50%, 12/31/96                      1,015
        500,000   7.13%, 9/30/99                         505
      1,000,000   7.75%, 12/31/99                      1,034
      4,700,000   7.75%, 1/31/00                       4,860
      1,000,000   7.13%, 2/29/00                       1,009
      1,500,000   7.25%, 5/15/04                       1,518
      1,000,000   7.50%, 2/15/05                       1,031
------------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                           12,272
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (4.7%)
        126,487   Federated Treasury
                    Obligation
                  Fund                            $      127
          5,600   Global Privatization Fund               68
          6,000   Italy Fund, Inc. - ADR                  49
          2,300   Latin American Equity
                  Fund(c)                                 34
          2,000   Malaysian Fund                          35
      7,109,522   Shearson U.S. Treasury Fund          7,110
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           7,423
------------------------------------------------------------
TOTAL (COST - $151,871)(B)                        $  158,944
---------------------------------------------------------
CURRENCY
            200   French Franc                             0
     42,346,513   Japanese Yen                           504
------------------------------------------------------------
  TOTAL CURRENCY                                         504
------------------------------------------------------------

---------------

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

(a) Percentages indicated are based on net assets of $158,762.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    6,153
                  Unrealized depreciation               (216)
                                                  ----------
                  Net unrealized appreciation     $    5,937
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (7.9%)
FINANCIAL SERVICES (7.9%):
      1,500,000   American Express, 5.90%,
                    5/3/95                        $  1,500
      2,000,000   Ford Motor Credit Co.,
                    5.91%, 5/1/95                    2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.00%, 5/10/95            2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.16%, 5/10/95            2,000
        900,000   Prudential Funding, 5.91%,
                    5/10/95                            900
----------------------------------------------------------
TOTAL COMMERCIAL PAPER                               8,400
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (90.6%)
ADVERTISING (0.1%):
          1,986   Interpublic Group Cos., Inc.          75
                                                  --------
AEROSPACE/DEFENSE (1.4%):
          8,666   Boeing Co.                           477
          1,600   General Dynamics Corp.                74
          4,761   Lockheed Martin Corp.(c)             275
          3,046   McDonnell Douglas                    189
          1,298   Northrop Grumman Corp.                64
          5,620   Rockwell International Corp.         245
          2,280   Textron, Inc.                        130
                                                  --------
                                                     1,454
                                                  --------
AIRCRAFT & AIRCRAFT PARTS (0.2%):
          3,204   United Technologies Corp.            234
                                                  --------
AIR FREIGHT (0.1%):
          1,906   AMR Corp. Delaware(c)                128
          1,534   U.S. Air Group, Inc.(c)               11
                                                  --------
                                                       139
                                                  --------
AIRLINES (0.1%):
          1,237   Delta Air Lines                       81
                                                  --------
ALUMINUM (0.2%):
          4,560   Aluminum Co. of America              205
                                                  --------
APPAREL (0.0%):
          2,002   Liz Claiborne, Inc.                   36
                                                  --------
AUTOMOBILES (1.9%):
          9,021   Chrysler Corp.                       389
         26,094   Ford Motor Co.                       704
         19,240   General Motors                       868
          1,900   Navistar International
                    Corp.(c)                            27
            972   Paccar, Inc.                          45
                                                  --------
                                                     2,033
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
AUTOMOTIVE PARTS (0.5%):
          1,104   Cummins Engine, Inc.            $     49
          2,558   Dana Corp.                            66
          1,928   Eaton Corp.                          111
          1,454   Echlin, Inc.                          53
          3,114   Genuine Parts Co.                    121
            294   SPX Corp.                              4
            145   Strattec Strategy Corp.(c)             2
          1,631   TRW, Inc.                            121
                                                  --------
                                                       527
                                                  --------
BANKS (3.3%):
          2,733   Bank of Boston Corp.                  91
          9,491   BankAmerica Corp.                    470
          2,022   Bankers Trust New York               110
          2,516   Barnett Banks, Inc.                  118
          3,236   Boatmens Bancshares, Inc.            107
          4,577   Chase Manhattan Corp.                200
          6,187   Chemical Banking Corp.               258
          2,322   First Chicago Corp.                  128
          2,064   First Fidelity Bancorp.               99
          1,906   First Interstate Bancorp.            146
          4,464   First Union Corp.                    202
          4,813   J.P. Morgan & Co., Inc.              316
          7,014   NationsBank Corp.                    351
          7,849   Norwest Corp.                        208
          6,014   PNC Bank Corp.                       151
          3,024   SunTrust Banks, Inc.                 164
          4,322   Wachovia Corp.                       152
          1,315   Wells Fargo & Co.                    218
                                                  --------
                                                     3,489
                                                  --------
BANKS -- MONEY CENTERS (REGIONAL) (0.8%):
         10,090   Citicorp                             468
          3,607   CoreStates Financial Corp.           118
          1,531   Golden West Financial Corp.
                    Delaware                            70
          3,947   NBD Bancorp., Inc.                   121
          3,850   National City Corp.                  105
                                                  --------
                                                       882
                                                  --------
BANKS -- OUTSIDE MONEY CENTER (0.3%):
         10,348   Banc One Corp.                       305
                                                  --------
BEVERAGES (3.3%):
          6,558   Anheuser Busch Co., Inc.             381
          1,721   Brown Forman Corp., Class B           57
         32,812   Coca Cola Co.                      1,907
            943   Coors Adolph Co., Class B             15
         20,182   PepsiCo, Inc.                        840
          9,471   Seagram Co. Limited                  257
                                                  --------
                                                     3,457
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
BUILDING MATERIALS (0.6%):
            943   Armstrong World Industries,
                    Inc.                          $     43
            766   Centex Corp.                          18
            746   Crane Co.                             26
          1,160   Fleetwood Enterprises, Inc.           27
            804   Kaufman & Broad Home Corp.            10
          4,031   Masco Corp.                          103
          2,946   Monsanto Co.                         245
          3,754   Morton International, Inc.           116
          1,121   Owens Corning Fiberglas
                    Corp.(c)                            41
            707   Pulte Corp.                           15
            255   Skyline Corp.                          4
                                                  --------
                                                       648
                                                  --------
CHEMICALS (0.1%):
          1,748   Great Lakes Chemical                 103
                                                  --------
CHEMICALS -- GENERAL (2.8%):
          2,868   Air Products & Chemicals,
                    Inc.                               144
          7,106   Dow Chemical Co.                     494
         17,394   E.I. Du Pont De Nemours Co.        1,146
          2,073   Eastman Chemical                     118
          1,732   Ecolab, Inc.                          40
            924   FMC Corp.(c)                          57
            491   First Mississippi Corp.               12
          2,963   Hercules, Inc.                       148
          1,925   Mallinckrodt                          69
          1,709   Nalco Chemical Co.                    60
          5,404   PPG Industries, Inc.                 213
          3,459   Praxair, Inc.                         82
          1,689   Rohm & Haas Co.                       98
          1,300   Sigma-Aldrich                         57
          3,812   Union Carbide Corp.                  122
          2,358   W.R. Grace & Co.                     126
                                                  --------
                                                     2,986
                                                  --------
CHEMICALS -- SPECIALTY (0.1%):
          1,354   Avery Dennison Corp.                  55
                                                  --------
COMPUTERS & PERIPHERALS (3.1%):
          2,968   Amdahl Corp.(c)                       35
          2,988   Apple Computer, Inc.                 114
          6,550   Cisco Systems(c)                     261
          1,356   Computer Sciences Corp.(c)            67
            688   Cray Research, Inc.(c)                13
            904   Data General Corp.(c)                  7
          3,621   Digital Equipment Corp.(c)           167
         13,010   Hewlett Packard Corp.(c)             860
         14,942   International Business
                    Machines Corp.                   1,416
          1,098   Integraph Corp.(c)                    12

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
          3,650   Silicon Graphics(c)             $    137
          2,452   Sun Microsystems, Inc.(c)             98
          2,949   Tandem Computers, Inc.(c)             37
          4,386   Unisys Corp.(c)                       45
                                                  --------
                                                     3,269
                                                  --------
CONGLOMERATES (0.8%):
          5,849   Corning Glass Works                  195
         10,724   Minnesota Mining &
                    Manufacturing Co.                  639
                                                  --------
                                                       834
                                                  --------
CONSTRUCTION (0.0%):
            924   Foster Wheeler Corp.                  34
                                                  --------
CONSUMER CREDIT (0.2%):
          4,384   Dean Witter Discover & Co.           186
                                                  --------
CONSUMER GOODS (0.1%):
          1,867   American Greetings Corp.              51
          1,160   Jostens, Inc.                         23
                                                  --------
                                                        74
                                                  --------
CONTAINERS -- METAL, GLASS, PAPER, PLASTIC (0.4%):
            727   Ball Corp.                            25
          1,257   Bemis, Inc.                           35
          2,280   Crown, Cork & Seal, Inc.(c)           97
          1,121   Federal Paper Board, Inc.             33
          3,990   Newell Co.                            94
          4,147   Rubbermaid, Inc.                     122
          2,343   Stone Container Corp.(c)              46
                                                  --------
                                                       452
                                                  --------
COSMETICS & RELATED (0.8%):
            727   Alberto Culver Co.                    23
          1,748   Avon Products                        110
          2,358   Dial Corp.                            57
          5,620   Gillette Co.                         461
          2,789   International Flavor &
                    Fragrance, Inc.                    143
                                                  --------
                                                       794
                                                  --------
DEPARTMENT STORES (0.4%):
          2,849   Dillard Department Stores,
                  Inc., Class A                         74
          5,934   J. C. Penney                         260
            943   Mercantile Stores, Inc.               42
                                                  --------
                                                       376
                                                  --------
DIVERSIFIED -- CONGLOMERATES, HOLDINGS (0.3%):
          2,746   International Telephone &
                    Telegraph                          287
          1,218   National Service Industries,
                    Inc.                                34
                                                  --------
                                                       321
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
DRUG STORES (0.1%):
            491   Longs Drug Stores Corp.         $     17
          2,180   Rite Aid Corp.                        51
                                                  --------
                                                        68
                                                  --------
ELECTRICAL EQUIPMENT (3.1%):
          1,179   Bally Manufacturing Corp.(c)          12
          2,890   DSC Communications Corp.(c)          107
          5,698   Emerson Electric Co.                 383
         43,648   General Electric Co.               2,444
          1,082   Johnson Controls, Inc.                59
            472   Thomas & Betts Corp.                  30
          1,257   W.W. Grainger, Inc.                   76
          9,121   Westinghouse Electric Corp.          137
                                                  --------
                                                     3,248
                                                  --------
ELECTRICAL SERVICES (0.1%):
          2,950   General Public Utilities
                    Corp.                               84
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.2%):
          6,609   Compaq Computer Corp.(c)             251
                                                  --------
ELECTRONIC & ELECTRICAL -- GENERAL (2.1%):
          2,419   Advanced Micro Devices(c)             87
          5,366   Amp, Inc.                            229
            967   Andrew Corp.(c)                       48
          2,968   Cooper Industries                    116
          1,415   E G & G, Inc.                         24
          1,179   General Signal Corp.                  44
            982   Harris Corp.                          46
          3,259   Honeywell, Inc.                      126
         14,954   Motorola, Inc.                       850
          3,111   National Semiconductor
                    Corp.(c)                            71
          3,179   Raytheon Co.                         231
          1,825   Tandy Corp.                           90
            746   Tektronix, Inc.                       34
          2,322   Texas Instruments, Inc.              246
                                                  --------
                                                     2,242
                                                  --------
ELECTRONICS -- DEFENSE RELATED (0.1%):
            885   E Systems, Inc.                       56
          2,103   Loral Corp.                           99
                                                  --------
                                                       155
                                                  --------
ENTERTAINMENT (1.1%):
          2,397   Brunswick Corp.                       51
          2,280   Hasbro, Inc.                          72
            943   King World Productions(c)             38
          4,034   Lowes Cos., Inc.                     116
          2,634   Promus Cos., Inc.(c)                 101
         13,668   Walt Disney Co.                      757
                                                  --------
                                                     1,135
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ENVIRONMENTAL CONTROL (0.1%):
          7,000   Laidlaw, Inc., Class B          $     63
                                                  --------
FINANCIAL SERVICES (3.3%):
         12,900   American Express Co.                 448
          3,576   Automatic Data Processing,
                  Inc.                                 230
          4,700   Bank of New York Co., Inc.           155
          1,376   Beneficial Corp.                      56
          1,121   Ceridian Corp.(c)                     39
          4,619   Federal Home Loan Mortgage
                  Corp.                                301
          6,996   Federal National Mortgage
                  Corp.                                617
          3,498   Fleet Financial Group                115
          2,103   Fluor Corp.                          108
          3,421   Great Western Financial
                    Corp.                               72
          3,007   H.F. Ahmanson & Co.                   63
          2,477   Household International,
                    Inc.                               116
          3,782   MBNA Corp.                           114
          3,746   Mellon Bank Corp.                    147
          4,904   Merrill Lynch & Co., Inc.            223
          2,710   Salomon, Inc.                         98
          3,077   Shawmut National Corp.                82
          1,745   Transamerica Corp.                    99
          8,168   Travelers, Inc.                      338
          2,545   U.S. Bancorp                          70
                                                  --------
                                                     3,491
                                                  --------
FOOD DISTRIBUTORS (0.2%):
          6,505   Albertsons, Inc.                     206
                                                  --------
FOOD DISTRIBUTORS (SUPERMARKETS &
  WHOLESALERS) (0.4%):
            943   Fleming Cos., Inc.                    23
            963   Great Atlantic & Pacific
                    Tea,
                  Inc.                                  24
          2,952   Kroger Co.(c)                         75
          1,848   Supervalu, Inc.                       49
          4,716   Sysco Corp.                          132
          1,925   Winn Dixie Stores, Inc.              107
                                                  --------
                                                       410
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
FOOD PROCESSING & PACKAGING (2.6%):
         13,201   Archer Daniels Midland Co.      $    241
          3,731   CPC International, Inc.              219
          6,286   Campbell Soup Co.                    322
          6,286   ConAgra, Inc.                        209
          4,047   General Mills                        247
          6,325   H.J. Heinz Co.                       266
          2,219   Hershey Foods Corp.                  116
          5,656   Kellogg Co.                          359
          2,209   Pioneer Hi-Bred
                    International,
                  Inc.                                  83
          3,396   Quaker Oats Co.                      122
          2,513   Ralston-Ralston Purina Group         119
         12,300   Sara Lee Corp.                       343
          3,007   Wm. Wrigley Jr., Co.                 133
                                                  --------
                                                     2,779
                                                  --------
FOREST PRODUCTS -- LUMBER & PAPER (1.7%):
          1,379   Alco Standard Corp.                   98
          1,163   Boise Casacade Corp.                  38
          2,358   Champion International Corp.         104
          2,319   Georgia Pacific Corp.                184
          3,204   International Paper Co.              247
          2,083   James River Corp. Virginia            57
          4,047   Kimberly Clark Corp.                 229
          2,810   Louisiana Pacific Corp.               72
          1,554   Mead Corp.                            80
          2,555   Moore Corp. Ltd.                      50
            727   Potlatch Corp.                        31
          1,886   Scott Paper Co.                      168
          1,415   Temple Inland, Inc.                   62
          1,828   Union Camp Corp.                      92
          1,670   Westvaco Corp.                        70
          5,288   Weyerhauser Co.                      222
                                                  --------
                                                     1,804
                                                  --------
FUNERAL SERVICES (0.1%):
          2,422   Service Corp. International           68
                                                  --------
FURNITURE (0.1%):
          2,771   Maytag Corp.                          48
          1,100   Zenith Electronics(c)                  8
                                                  --------
                                                        56
                                                  --------
GOLD & SILVER MINING (0.0%):
          3,300   Santa Fe Pacific Gold Corp.           42
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HEALTH CARE (0.4%):
          9,278   Columbia HCA Healthcare         $    390
                                                  --------
HEAVY MACHINERY (0.9%):
          3,556   Baker Hughes, Inc.                    80
          5,148   Caterpillar Tractor, Inc.            301
            452   Clark Equipment Co.(c)                39
          2,222   Deere & Co.                          182
          1,169   Harnischfeger Industries,
                    Inc.                                34
          2,733   Ingersoll Rand Co.                    98
          1,357   McDermott International,
                    Inc.                                37
          1,879   Tyco Laboratories, Inc.               99
          1,118   Varity Corp.(c)                       47
                                                  --------
                                                       917
                                                  --------
HOSPITAL & NURSING EQUIPMENT (1.0%):
          1,357   Bard C.R., Inc.                       40
         16,383   Johnson & Johnson, Inc.            1,065
                                                  --------
                                                     1,105
                                                  --------
HOTELS & MOTELS (0.1%):
          1,198   Hilton Hotels Corp.                   91
                                                  --------
HOUSEHOLD GOODS -- APPLIANCES & FURNITURE
  (0.2%):
            316   Bassett Furniture Ind.                 8
          1,732   Premark International, Inc.           84
          1,928   Whirlpool Corp.                      106
                                                  --------
                                                       198
                                                  --------
INDUSTRIAL SERVICES (0.7%):
          7,820   American Home Products Corp.         603
          1,434   Dover Corp.                           93
                                                  --------
                                                       696
                                                  --------
INSURANCE -- LIFE (0.5%):
          1,237   Jefferson Pilot Corp.                 70
          2,474   Providian Corp.                       84
          1,867   Torchmark Corp.                       73
          4,350   United Healthcare                    158
          4,050   U.S. Healthcare, Inc.                108
            530   USLIFE Corp.                          20
                                                  --------
                                                       513
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
INSURANCE -- MULTI-LINE (2.0%):
          2,910   Aetna Life & Casualty Co.       $    166
          1,101   Alexander & Alexander
                  Services, Inc.                        26
          5,262   American General Corp.               174
          8,091   American International
                  Group, Inc.                          864
          1,848   Cigna Corp.                          134
          1,415   Continental Corp.                     28
          2,142   General Re Corp.                     273
          2,377   Lincoln National Corp.                97
          1,867   Marsh & McLennan Cos., Inc.          146
          1,612   SafeCo Corp.                          91
          2,142   St. Paul Cos., Inc.                  103
          2,242   USF & G Corp.                         33
                                                  --------
                                                     2,135
                                                  --------
INSURANCE -- PROPERTY, CASUALTY, HEALTH (0.2%):
          2,180   Chubb Corp.                          174
          1,800   UNUM Corp.                            77
                                                  --------
                                                       251
                                                  --------
LEISURE -- RECREATION, GAMING (0.0%):
            885   Handleman Co.                          9
                                                  --------
MACHINE TOOLS (0.0%):
            885   Cincinnati Milacron, Inc.             24
            904   Giddings & Lewis, Inc.                16
                                                  --------
                                                        40
                                                  --------
MANUFACTURING -- CAPITAL GOODS (0.2%):
          2,949   Illinois Tool Works, Inc.            148
            707   Trinova Corp.                         25
                                                  --------
                                                       173
                                                  --------
MANUFACTURING -- CONSUMER GOODS (0.1%):
            491   Outboard Marine Corp.                 11
          1,415   Teledyne, Inc.(c)                     35
          1,360   Western Atlas(c)                      61
                                                  --------
                                                       107
                                                  --------
MANUFACTURING -- MISCELLANEOUS (1.0%):
          7,212   Allied Signal, Inc.                  286
            726   Briggs & Stratton Corp.               26
            607   Millipore Corp.                       37
            866   Morrison Knudsen Corp.                 7
          2,901   Pall Corp.                            68
          1,218   Parker-Hannifin Corp.                 63
          4,047   Unilever N.V.                        541
          2,671   Whitman Corp.                         49
                                                  --------
                                                     1,077
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MEDICAL SERVICES (0.2%):
          2,203   Beverly Enterprises, Inc.(c)    $     32
          1,121   Community Psychiatric
                  Centers, Inc.                         15
          1,544   Manor Care, Inc.                      45
          5,025   National Medical
                    Enterprises, Inc.(c)                85
                                                  --------
                                                       177
                                                  --------
MEDICAL SUPPLIES (0.7%):
          1,473   Bausch & Lomb, Inc.                   57
          7,235   Baxter International, Inc.           251
          1,706   Becton Dickinson & Co.                95
          2,888   Biomet, Inc.(c)                       51
            200   Boston Scientific Corp.(c)             5
          2,908   Medtronic, Inc.                      216
          1,179   St. Jude Medical, Inc.                51
          1,415   United States Surgical Corp.          31
                                                  --------
                                                       757
                                                  --------
METALS -- FABRICATION (0.6%):
          5,769   Alcan Aluminum Ltd.                  164
          1,101   Asarco, Inc.                          30
          2,400   Cyprus Amax Minerals                  67
          3,498   Homestake Mining Co.                  59
          1,124   Inland Steel Industries,
                    Inc.                                29
          2,227   Newmont Mining Corp.                  93
          1,828   Phelps Dodge Corp.                   104
          1,573   Reynolds Metals Co.                   79
                                                  --------
                                                       625
                                                  --------
METAL & MINERAL PRODUCTION (0.6%):
          2,713   Armco, Inc.                           19
          8,877   Barrick Gold Corp.                   214
          2,839   Bethlehem Steel Corp.(c)              40
          2,830   Echo Bay Mines Ltd.                   27
          2,447   Englehard Corp.                       94
          3,010   Inco Ltd.                             78
          2,261   Nucor Corp.                          109
          1,913   USX U.S. Steel Group                  58
                                                  --------
                                                       639
                                                  --------
NEWSPAPERS (0.5%):
          3,534   Gannett Co., Inc.                    186
          1,395   Knight-Ridder, Inc.                   76
          2,552   New York Times Co., Class A           58
          3,282   Times Mirror Co., Class A             59
          1,670   Tribune Co.                           99
                                                  --------
                                                       478
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (0.5%):
          4,009   Pitney Bowes, Inc.                   149
          2,713   Xerox Corp.                          334
                                                  --------
                                                       483
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OIL & GAS EXPLORATION AND PRODUCTION (1.7%):
          2,358   Amerada Hess Corp.              $    119
          1,573   Ashland, Inc.                         58
          2,623   Coastal Corp.                         78
          1,237   Columbia Gas System(c)                36
            530   Eastern Enterprises                   16
          6,473   Enron Corp.                          220
          1,670   Enserch Corp.                         29
            669   Helmerich & Payne, Inc.               20
          1,298   Kerr-McGee Corp.                      67
            885   Louisiana Land &
                  Exploration Co.                       32
          3,085   Noram Energy Corp.                    19
          7,962   Occidental Petroleum Corp.           183
            688   Oneok, Inc.                           13
          2,516   Oryx Energy Co.(c)                    35
          1,160   Pennzoil Co.                          57
          6,622   Phillips Petroleum Co.               232
          2,122   Rowan Cos.(c)                         15
          2,319   Sante Fe Energy Resources,
                  Inc.(c)                               22
          2,261   Sonat, Inc.                           69
          2,752   Sun Co., Inc.                         83
          7,290   USX - Marathon Group                 137
          6,231   Unocal Corp.                         179
          2,294   Williams Co., Inc.                    75
                                                  --------
                                                     1,794
                                                  --------
OIL & GAS PRODUCTION (1.2%):
          3,201   Burlington Resource, Inc.            125
         10,139   Mobil Corp.                          962
          4,664   Tenneco, Inc.                        214
                                                  --------
                                                     1,301
                                                  --------
OIL -- INTEGRATED COMPANIES (6.0%):
         12,655   Amoco Corp.                          830
          4,128   Atlantic Richfield Co.               473
         16,606   Chevron Corp.                        787
         31,639   Exxon Corp.                        2,203
         13,637   Royal Dutch Petroleum Co.          1,691
          6,583   Texaco, Inc.                         450
                                                  --------
                                                     6,434
                                                  --------
OILFIELD EQUIPMENT & SERVICES (0.6%):
          4,718   Dresser Industries, Inc.             103
          2,868   Halliburton Co.                      110
          6,231   Schlumberger Limited                 392
                                                  --------
                                                       605
                                                  --------
PAINT, VARNISHES & ENAMELS (0.1%):
          2,200   Sherwin Williams Co.                  78
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
PHARMACEUTICALS (4.9%):
         20,544   Abbott Laboratories             $    809
          1,570   Allergan, Inc.                        43
          2,106   Alza Corp., Class A(c)                41
         13,066   Bristol-Myers Squibb Co.             851
          7,468   Eli Lilly & Co.                      558
         32,116   Merck & Co., Inc.                  1,377
          8,037   Pfizer, Inc.                         696
          4,852   Schering-Plough                      366
          4,441   Upjohn Co.                           161
          3,379   Warner-Lambert Co.                   269
                                                  --------
                                                     5,171
                                                  --------
PHOTOGRAPHY (0.5%):
          8,692   Eastman Kodak Co.                    500
          1,179   Polaroid Corp.                        40
                                                  --------
                                                       540
                                                  --------
POLLUTION CONTROL SERVICES & EQUIPMENT (0.5%):
          5,022   Browning-Ferris
                  Industries, Inc.                     166
          1,444   Safety Kleen                          25
         12,342   WMX Technologies, Inc.               336
            275   Zurn Industries, Inc.                  6
                                                  --------
                                                       533
                                                  --------
PRECISION INSTRUMENTS & RELATED (0.0%):
          1,040   Perkin Elmer                          32
                                                  --------
PUBLISHING, EXCEPT NEWSPAPER (0.9%):
          2,103   Deluxe Corp.                          65
          2,455   Dow Jones & Co., Inc.                 86
          4,300   Dun & Bradstreet Corp.               224
            766   John H. Harland Co.                   17
          1,218   McGraw Hill, Inc.                     91
            626   Meredith Corp.                        16
          3,870   R.R. Donnelley & Sons Co.            132
          9,682   Time Warner, Inc.                    355
                                                  --------
                                                       986
                                                  --------
RADIO & TELEVISION (1.2%):
          1,555   CBS, Inc.                            100
          3,930   Capital Cities ABC, Inc.             332
          5,775   Comcast Class A Special
                  Shares                                91
            300   Comcast Corp., Class A                 5
            204   Cox Communications, Inc.,
                  Class A(c)                             3
         15,585   Tele-Communications, Inc.,
                  Class A(c)                           298
          9,087   Viacom, Class B(c)                   417
                                                  --------
                                                     1,246
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RAILROAD & RAILROAD HOLDING COMPANIES (0.8%):
          2,300   Burlington Northern, Inc.       $    137
          2,713   CSX Corp.                            216
          1,964   Conrail, Inc.                        107
          3,845   Santa Fe Southern Pacific
                  Corp.                                 90
          5,188   Union Pacific Corp.                  285
                                                  --------
                                                       835
                                                  --------
RAILROADS (0.2%):
          3,437   Norfolk Southern Corp.               232
                                                  --------
RESTAURANTS (0.7%):
            607   Luby's Cafeterias, Inc.               12
         17,820   McDonald's Corp.                     624
          1,376   Ryan's Family Steak House(c)          10
          1,082   Shoney's, Inc.(c)                     12
          2,555   Wendy's International                 43
                                                  --------
                                                       701
                                                  --------
RETAIL (2.9%):
          3,656   American Stores Co.                   94
          1,945   Brunos, Inc.                          24
          2,594   Charming Shoppes, Inc.                14
          1,848   Dayton Hudson Corp.                  124
          2,025   Harcourt General, Inc.                83
         11,656   K-Mart Corp.                         162
          3,194   Marriott International, Inc.         115
          6,328   May Department Stores                229
          2,103   Nordstrom, Inc.                       81
          5,012   Price/Costco, Inc.(c)                 73
          8,921   Sears & Roebuck Co.                  484
         58,600   Wal Mart Stores, Inc.              1,392
          3,104   Walgreen Co.                         146
          3,421   Woolworth Corp.                       55
                                                  --------
                                                     3,076
                                                  --------
RETAIL -- SPECIALTY STORES (1.2%):
          2,497   Circuit City Stores, Inc.             65
          3,715   The Gap                              118
          1,473   Giant Food, Inc.                      40
         11,531   Home Depot, Inc.                     481
          9,096   The Limited, Inc.                    194
          2,733   Melville Corp.                        98
          1,592   Pep Boys -- Manny, Moe &
                    Jack                                41
          1,867   TJX Cos., Inc.                        21
          7,268   Toys R Us, Inc.(c)                   184
                                                  --------
                                                     1,242
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RUBBER & RUBBER PRODUCTS (0.2%):
            669   B.F. Goodrich, Inc.             $     31
          2,122   Cooper Tire & Rubber Co.              52
          3,834   Goodyear Tire & Rubber Co.           146
                                                  --------
                                                       229
                                                  --------
SEMICONDUCTORS (1.3%):
          2,100   Applied Materials, Inc.(c)           129
         10,550   Intel Corp.                        1,080
          2,550   Micron Technology, Inc.              210
                                                  --------
                                                     1,419
                                                  --------
SERVICES (NON-FINANCIAL) (0.4%):
          3,379   Amgen, Inc.(c)                       246
          3,050   First Data Corp.                     172
          1,240   Ogden Corp.                           25
                                                  --------
                                                       443
                                                  --------
SHOES, LEATHER GOODS & CLOTHING (0.2%):
            452   Brown Group, Inc.                     13
          1,906   Nike, Inc.                           146
          2,061   Reebok International Ltd.             64
          1,237   Stride Rite Corp.                     15
                                                  --------
                                                       238
                                                  --------
SOAPS & CLEANING AGENTS (1.5%):
          1,395   Clorox Co.                            82
          3,670   Colgate Palmolive, Inc.              258
         17,471   Procter & Gamble Co.               1,221
                                                  --------
                                                     1,561
                                                  --------
SOFTWARE & COMPUTER SERVICES (2.0%):
          1,198   Autodesk, Inc.                        41
          4,125   Computer Associates
                    International, Inc.                266
          1,271   Lotus Development Corp.(c)            40
         14,900   Microsoft Corp.(c)                 1,220
          9,462   Novell, Inc.(c)                      206
         10,919   Oracle Systems Corp.(c)              333
            630   Shared Medical Systems                24
                                                  --------
                                                     2,130
                                                  --------
STEEL (0.0%):
          2,319   Worthington Industries, Inc.          44
                                                  --------
TAX RETURN PREPARATION (0.1%):
          2,652   H. & R. Block                        112
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
TELECOMMUNICATIONS (2.3%):
         12,612   Airtouch Communications(c)      $    339
          4,800   Alltel Corp.                         119
         11,144   Bell Atlantic Corp.                  612
            649   M A Com, Inc.(c)                       8
          6,447   Northern Telecom Ltd.                235
         10,772   Pacific Telesis Group                333
          1,966   Scientific-Atlanta, Inc.              45
          8,866   Sprint Corp.                         293
         11,591   U.S. West, Inc.                      480
                                                  --------
                                                     2,464
                                                  --------
TEXTILE MANUFACTURING (0.1%):
            866   Hartmarx Corp.(c)                      5
            313   Oshkosh B Gosh, Inc.                   5
          1,001   Russell Corp.                         30
            452   Springs Industries, Inc.,
                    Class A                             18
          1,631   V.F. Corp.                            82
                                                  --------
                                                       140
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
          5,149   American Brands, Inc.                209
         21,904   Philip Morris Cos., Inc.           1,484
          5,146   UST, Inc.                            145
                                                  --------
                                                     1,838
                                                  --------
TOOLS & HARDWARE MANUFACTURING (0.2%):
          2,122   Black & Decker Corp.                  64
          1,121   Snap On Tools, Inc.                   42
          1,160   Stanley Works                         46
            746   Timken Co.                            30
                                                  --------
                                                       182
                                                  --------
TOYS & BICYCLES -- MANUFACTURING (0.1%):
          5,725   Mattel, Inc.                         136
                                                  --------
TRANSPORTATION -- AIR (0.1%):
          3,650   Southwest Airlines Co.                84
                                                  --------
TRANSPORTATION LEASING & TRUCKING (0.2%):
            924   Consolidated Freightways,
                    Inc.(c)                             24
          1,395   Federal Express Corp.(c)              95
          1,101   Pittston Services Group               26
            963   Roadway Services, Inc.                47
          2,006   Ryder Systems, Inc.                   47
            707   Yellow Corp.                          13
                                                  --------
                                                       252
                                                  --------
TRUCKS -- MANUFACTURING (0.1%):
            236   Nacco Industries, Inc.                13
          6,073   Placer Dome, Inc.                    144
                                                  --------
                                                       157
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES -- ELECTRIC (3.0%):
          4,697   American Electric Power         $    154
          4,047   Carolina Power & Light               111
          4,855   Central & South West Corp.           120
          3,728   Cinergy Corp.                         94
          6,014   Consolidated Edison Co. NY,
                    Inc.                               167
          3,653   Detroit Edison Co.                   103
          4,415   Dominion Resources                   161
          5,188   Duke Power Co.                       205
          5,761   Entergy Corp.                        125
          4,735   FPL Group, Inc.                      174
          3,301   Houston Industries                   130
          3,676   Niagara Mohawk Power Corp.            51
          1,670   Northern States Power Co.
                    Minnesota                           74
          3,931   Ohio Edison                           79
          7,196   Pacificorp                           137
          5,640   Peco Energy Co.                      145
          6,231   Public Service Enterprise            171
          1,101   Raychem Corp.                         39
         11,438   SCEcorp.                             192
         16,712   Southern Co.                         345
          5,759   Texas Utilities Co.                  188
          5,423   Unicom Corp.                         142
          2,594   Union Electric Co.                    92
                                                  --------
                                                     3,199
                                                  --------
UTILITIES -- ELECTRIC & GAS (0.4%):
          3,724   Baltimore Gas & Electric              88
         11,024   Pacific Gas & Electric Co.           296
            904   Peoples Energy Corp.                  23
                                                  --------
                                                       407
                                                  --------
UTILITIES -- NATURAL GAS (0.3%):
          2,358   Consolidated Natural Gas              93
          1,315   Nicor, Inc.                           32
          4,022   Pacific Enterprises                   99
          3,827   Panhandle Eastern Corp.               92
                                                  --------
                                                       316
                                                  --------
UTILITIES -- TELECOMMUNICATIONS (5.4%):
         39,898   A T & T Corp.                      2,025
         14,016   Ameritech Corp.                      631
         12,636   Bellsouth Corp.                      774
         24,513   GTE Corp.                            837
         17,340   MCI Telecommunications Corp.         377
         10,733   Nynex Corp.                          439
         15,249   SBC Communication, Inc.              673
                                                  --------
                                                     5,756
----------------------------------------------------------
TOTAL COMMON STOCKS                                 95,925
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.4%)
        400,000   5.76%, 6/15/95                  $    397
----------------------------------------------------------
Total U.S. Treasury Bills                              397
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (0.9%)
        938,389   Shearson U.S. Treasury Fund          938
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             938
----------------------------------------------------------
TOTAL (COST $96,230)(B)                           $105,660
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $105,834.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $498. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 11,629
                  Unrealized depreciation           (2,697)
                                                  --------
                  Net unrealized appreciation     $  8,932
                                                  =========

(c) Represents non-income producing securities.

-------------------------------------------------------
  FUTURES CONTRACTS

                                             MARKET
                                 NUMBER OF   VALUE
                                 CONTRACTS   (000)
Short, Standard & Poor's 500
  Index Futures Contracts, face
  amount $8,788, expiring
  6/16/95                            35      $9,043
                                             ------
Total Futures Contracts                      $9,043
                                             =======

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (5.4%)
FINANCIAL SERVICES (5.4%):
      7,000,000   Ford Motor Credit Corp.,
                    5.94%, 5/8/95                 $  7,000
      7,000,000   General Electric Credit
                    Corp., 5.94%, 5/8/95             7,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER      14,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (91.8%)
AEROSPACE/DEFENSE (5.0%):
         73,000   Boeing Co.                         4,015
         48,000   General Dynamics Corp.             2,226
         34,500   Lockheed Martin Corp.(c)           1,992
         65,000   Raytheon Co.                       4,729
                                                  --------
                                                    12,962
                                                  --------
AUTOMOTIVE (3.4%):
         65,000   Chrysler Corp.                     2,803
         86,000   Ford Motor Co.                     2,322
         47,000   Pep Boys-Manny, Moe & Jack         1,210
         35,900   TRW, Inc.                          2,670
                                                  --------
                                                     9,005
                                                  --------
BANKS (7.4%):
         93,000   BankAmerica Corp.                  4,603
         95,000   Comerica, Inc.                     2,731
         76,000   CoreStates Financial Corp.         2,479
         77,000   First Union Corp.                  3,484
         81,000   J.P. Morgan & Co., Inc.            5,316
         30,000   Norwest Corp.                        795
                                                  --------
                                                    19,408
                                                  --------
BEVERAGES (1.2%):
         53,000   Anheuser Busch Co., Inc.           3,081
                                                  --------
CHEMICALS (2.6%):
         25,000   Dow Chemical Co.                   1,738
         31,000   Eastman Chemical                   1,759
         45,000   Lubrizol Corp.                     1,569
         15,000   Nalco Chemical Co.                   525
         60,000   RPM, Inc., Ohio                    1,185
                                                  --------
                                                     6,776
                                                  --------
COMPUTER SOFTWARE (1.5%):
         29,000   Microsoft Corp.(c)                 2,374
         67,000   Novell, Inc.(c)                    1,457
                                                  --------
                                                     3,831
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
COMPUTERS & OFFICE EQUIPMENT (1.2%):
         12,000   International Business
                    Machines Corp.                $  1,137
         53,000   Pitney Bowes, Inc.                 1,968
                                                  --------
                                                     3,105
                                                  --------
ELECTRICAL EQUIPMENT (2.6%):
         22,500   Emerson Electric Co.               1,513
         95,000   General Electric Co.               5,320
                                                  --------
                                                     6,833
                                                  --------
ELECTRONICS (2.5%):
         50,000   Hewlett Packard Co.                3,306
         31,000   Intel Corp.                        3,174
                                                  --------
                                                     6,480
                                                  --------
FINANCIAL SERVICES (4.3%):
         70,000   American Express Co.               2,433
        105,000   American General Corp.             3,465
         32,000   Federal National Mortgage
                    Assoc.                           2,824
         52,500   Household International,
                    Inc.                             2,461
                                                  --------
                                                    11,183
                                                  --------
FOOD (0.4%):
         31,000   Pioneer Hi-Bred
                    International, Inc.              1,163
                                                  --------
HEALTH CARE (1.1%):
         75,000   Abbott Laboratories                2,953
                                                  --------
HOME PRODUCTS (1.9%):
         57,000   Newell Co.                         1,347
         45,000   Sherwin Williams Co.               1,603
         51,500   Stanley Works                      2,041
                                                  --------
                                                     4,991
                                                  --------
INSURANCE (3.4%):
         64,000   Aetna Life & Casualty Co.          3,648
         77,000   Allstate                           2,339
         23,000   Chubb Corp.                        1,840
         25,000   St. Paul Cos., Inc.(c)             1,203
                                                  --------
                                                     9,030
                                                  --------
INDUSTRIAL - MISCELLANEOUS (2.6%):
         42,000   Allied Signal, Inc.                1,664
         35,000   Minnesota Mining &
                    Manufacturing Co.                2,087
         25,000   Textron, Inc.                      1,425
         62,000   WMX Technologies, Inc.             1,690
                                                  --------
                                                     6,866
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MACHINERY & MANUFACTURING (1.5%):
         45,000   Cooper Industries               $  1,755
         27,000   Deere & Co.                        2,214
                                                  --------
                                                     3,969
                                                  --------
MEDIA (1.9%):
         30,001   Cox Communications, Inc.
                    Class A(c)                         458
         40,000   Dun & Bradstreet Corp.             2,085
         43,000   Time Warner, Inc.                  1,575
         50,000   Times Mirror Co., Class A            906
                                                  --------
                                                     5,024
                                                  --------
METALS & MINING (2.8%):
         63,000   Aluminum Co. of America            2,827
         70,000   Cyprus Amax Minerals               1,951
         80,000   USX U.S. Steel Group               2,440
                                                  --------
                                                     7,218
                                                  --------
OIL - INTEGRATED (DOMESTIC) (3.1%):
         34,000   Atlantic Richfield Co.             3,893
        117,500   Phillips Petroleum Co.             4,113
                                                  --------
                                                     8,006
                                                  --------
OIL - INTEGRATED (INTERNATIONAL) (8.4%):
        111,500   Chevron Corp.                      5,282
         34,000   Exxon Corp.                        2,367
         73,000   Mobil Corp.                        6,926
        107,000   Texaco, Inc.                       7,316
                                                  --------
                                                    21,891
                                                  --------
OILFIELD WELL EQUIPMENT & SERVICES (1.3%):
        110,000   Baker Hughes, Inc.                 2,475
         13,000   Schlumberger Ltd.                    817
                                                  --------
                                                     3,292
                                                  --------
PAPER & FOREST PRODUCTS (3.9%):
         47,000   Georgia Pacific Corp.              3,731
         61,500   International Paper Co.            4,736
         37,500   Union Camp Corp.                   1,880
                                                  --------
                                                    10,347
                                                  --------
PHARMACEUTICALS (3.6%):
         13,800   American Home Products Corp.       1,064
         55,000   Merck & Co., Inc.                  2,358
         40,000   Pfizer, Inc.                       3,465
         35,000   Schering-Plough                    2,638
                                                  --------
                                                     9,525
                                                  --------
RESTAURANTS (0.9%):
         65,000   McDonald's Corp.                   2,275
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RETAIL - FOOD & DRUGS (1.2%):
         75,000   Supervalu, Inc.                 $  1,978
         25,000   Walgreen Co.                       1,175
                                                  --------
                                                     3,153
                                                  --------
RETAIL - TRADE (4.0%):
         51,000   Dayton Hudson Corp.                3,423
         83,000   Sears & Roebuck Co.                4,503
                                                  --------
                                                     7,926
                                                  --------
SOAPS & PERSONAL CARE (1.8%):
         45,000   Avon Products                      2,846
         25,000   Procter & Gamble Co.               1,747
                                                  --------
                                                     4,593
                                                  --------
TELECOMMUNICATIONS (7.3%):
        168,500   A T & T Corp.                      8,551
         15,000   Ameritech Corp.                      675
         43,000   Comsat Corp.                         860
        155,000   GTE Corp.                          5,289
         90,000   Nynex Corp.                        3,679
                                                  --------
                                                    19,054
                                                  --------
TOBACCO (1.7%):
         47,000   Philip Morris Cos., Inc.           3,184
         42,000   UST, Inc.                          1,181
                                                  --------
                                                     4,365
                                                  --------
TRANSPORTATION (1.2%):
          8,000   Burlington Northern, Inc.            476
         18,500   Norfolk Southern Corp.             1,246
         28,000   Roadway Services, Inc.             1,358
                                                  --------
                                                     3,080
                                                  --------
UTILITIES - ELECTRIC (5.1%):
        130,000   Consolidated Edison Co. NY,
                    Inc.                             3,608
         70,000   Duquesne Light Co.                 2,363
         95,000   Public Service Co. of
                    Colorado                         2,862
        141,000   Texas Utilities Co.                4,600
                                                  --------
                                                    13,433
                                                  --------
UTILITIES - NATURAL GAS (2.2%):
         65,500   Consolidated Natural Gas           2,579
         39,000   Enron Corp.                        1,326
         30,000   Enserch Corp.                        518
         48,000   Peoples Energy Corp.               1,212
                                                  --------
                                                     5,635
----------------------------------------------------------
                           TOTAL COMMON STOCKS     240,453
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.2%)
        410,000   4.13%, 6/22/95                  $    407
----------------------------------------------------------
                     TOTAL U.S. TREASURY BILLS         407
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (3.1%)
      8,188,301   Shearson U.S. Treasury Fund        8,188
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           8,188
----------------------------------------------------------
TOTAL (COST 245,679)(B)                           $263,048
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $261,830.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $168. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $ 23,151
                  Unrealized depreciation           (5,950)
                                                  --------
                  Net unrealized appreciation     $ 17,201
                                                  =========

(c) Represents non-income producing securities.

---------------------------------------------------------
  FUTURES CONTRACTS

                                              MARKET
                                NUMBER OF     VALUE
                                CONTRACTS     (000)
Short, Standard & Poor's 500
  Index Futures Contracts,
  face amount $2,480, expiring
  6/16/95                           10        $2,584
                                              ------
Total Futures Contracts                       $2,584
                                              ------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (1.5%)
FINANCIAL SERVICES (1.5%):
      5,000,000   General Motors Acceptance
                    Corp. 5.94%, 5/3/95           $  5,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER       5,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (93.9%)
AEROSPACE/DEFENSE (4.7%):
        128,500   Boeing Co.                         7,067
         78,000   General Dynamics Corp.             3,617
         80,000   Lockheed Martin Corp.(c)           4,620
                                                  --------
                                                    15,304
                                                  --------
ALUMINUM (1.0%):
         70,200   Aluminum Co. of America            3,150
                                                  --------
BANKS (6.9%):
        125,800   BankAmerica Corp.                  6,227
        225,000   Comerica, Inc.                     6,469
         81,800   J.P. Morgan & Co., Inc.            5,368
         24,800   National City Corp.                  679
        132,400   Norwest Corp.                      3,509
                                                  --------
                                                    22,252
                                                  --------
BEVERAGES (2.7%):
         66,400   Anheuser Busch Co., Inc.           3,859
        120,000   PepsiCo, Inc.                      4,995
                                                  --------
                                                     8,854
                                                  --------
CHEMICALS (1.8%):
         40,200   Dow Chemical Co.                   2,794
        145,000   RPM, Inc., Ohio                    2,864
                                                  --------
                                                     5,658
                                                  --------
COMPUTERS & PERIPHERALS (0.6%):
         20,000   International Business
                    Machines Corp.                   1,895
                                                  --------
CONGLOMERATES (0.6%):
         30,000   Minnesota Mining &
                    Manufacturing Co.                1,789
                                                  --------
COSMETICS & RELATED (2.0%):
        100,300   Avon Products                      6,344
                                                  --------
ELECTRICAL EQUIPMENT (3.3%):
         30,000   Emerson Electric Co.               2,017
        150,800   General Electric Co.               8,445
                                                  --------
                                                    10,462
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.6%):
         50,000   Compaq Computer Corp.(c)           1,900
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ELECTRONIC & ELECTRICAL - GENERAL (2.1%):
         85,000   Motorola, Inc.                  $  4,834
         18,900   Texas Instruments, Inc.            2,003
                                                  --------
                                                     6,837
                                                  --------
ENGINEERING & CONSTRUCTION (1.8%):
        113,700   Fluor Corp.                        5,855
                                                  --------
ENTERTAINMENT (0.8%):
         70,400   Promus Cos., Inc.(c)               2,710
                                                  --------
FINANCIAL SERVICES (1.1%):
         39,000   Federal National Mortgage
                    Assoc.                           3,442
                                                  --------
FOREST PRODUCTS (3.5%):
         50,000   International Paper Co.            3,850
         66,900   Mead Corp.                         3,462
         78,900   Union Camp Corp.                   3,955
                                                  --------
                                                    11,267
                                                  --------
FUNERAL SERVICES (0.5%):
         61,000   Service Corp. International        1,723
                                                  --------
INDUSTRIAL - MISCELLANEOUS (1.0%):
         54,000   Textron, Inc.                      3,078
                                                  --------
INSURANCE (4.2%):
         40,000   Aetna Life & Casualty Co.(c)       2,280
         52,900   American International
                    Group, Inc.                      5,647
         70,000   Chubb Corp.                        5,600
                                                  --------
                                                    13,527
                                                  --------
MANUFACTURING MISCELLANEOUS (1.2%):
        100,000   Allied Signal, Inc.                3,962
                                                  --------
METALS (1.3%):
        134,300   USX U.S. Steel Group               4,096
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (1.6%):
        136,100   Pitney Bowes, Inc.                 5,053
                                                  --------
OIL (10.9%):
         40,400   Atlantic Richfield Co.             4,626
        250,000   Chevron Corp.                     11,844
        105,500   Exxon Corp.                        7,345
        165,500   Texaco, Inc.                      11,316
                                                  --------
                                                    35,131
                                                  --------
OIL & GAS EXPLORATION (3.6%):
        170,000   Enron Corp.                        5,780
        170,000   Phillips Petroleum Co.             5,950
                                                  --------
                                                    11,730
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OILFIELD EQUIPMENT & SERVICES (4.7%):
        235,000   Baker Hughes, Inc.              $  5,287
        227,600   Dresser Industries, Inc.           4,979
         75,100   Schlumberger Ltd.                  4,722
                                                  --------
                                                    14,988
                                                  --------
PHARMACEUTICALS (3.4%):
         75,000   Merck & Co., Inc.                  3,216
         25,000   Pfizer, Inc.                       2,166
         20,000   Schering-Plough                    1,507
         50,000   Warner-Lambert Co.                 3,988
                                                  --------
                                                    10,877
                                                  --------
POLLUTION CONTROL SERVICES (1.2%):
        142,000   WMX Technologies, Inc.             3,870
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.3%):
         28,500   Weingarten Realty Investors          998
                                                  --------
RETAIL (1.0%):
         46,500   Dayton Hudson Corp.                3,121
                                                  --------
RETAIL - SPECIALTY STORES (1.1%):
        133,000   Pep Boys - Manny, Moe & Jack       3,425
                                                  --------
RUBBER & RUBBER PRODUCTS (2.3%):
        120,000   Cooper Tire & Rubber Co.(c)        2,940
        119,600   Goodyear Tire & Rubber Co.         4,545
                                                  --------
                                                     7,485
                                                  --------
SEMICONDUCTORS (1.8%):
         30,000   Applied Materials, Inc.(c)         1,849
         40,000   Intel Corp.                        4,095
                                                  --------
                                                     5,944
                                                  --------
SHIPPING (1.1%):
        152,650   TNT Freightways Corp.              3,587
                                                  --------
SOFTWARE & COMPUTER SERVICES (4.0%):
        111,800   Microsoft(c)                       9,154
        175,000   Novell, Inc.(c)                    3,806
                                                  --------
                                                    12,960
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
         80,000   Philip Morris Cos., Inc.           5,420
                                                  --------
UTILITIES - ELECTRIC (5.4%):
        200,000   Consolidated Edison Co. NY,
                    Inc.                             5,550
         20,000   Duquesne Light Co.                   675
        150,000   Southern Co.                       3,094
        248,500   Texas Utilities Co.                8,107
                                                  --------
                                                    17,426
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES - TELECOMMUNICATIONS (8.1%):
        230,000   A T & T Corp.                   $ 11,673
        300,000   GTE Corp.                         10,238
         98,100   Nynex Corp.                        4,010
                                                  --------
                                                    25,921
----------------------------------------------------------
                           TOTAL COMMON STOCKS     302,041
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.0%)
      2,433,734   Federated Treasury
                    Obligation Fund                  2,434
     13,557,653   Shearson U.S. Treasury Fund       13,557
----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                        15,991
----------------------------------------------------------
TOTAL (COST $292,681)(B)                          $323,032
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $321,593.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $366. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 33,693
                  Unrealized depreciation           (3,708)
                                                  --------
                  Net unrealized appreciation     $ 29,985
                                                  =========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (97.4%)
BANKS (4.6%):
         20,500   BankAmerica Corp.               $    1,015
         37,500   Norwest Corp.                          994
                                                  ----------
                                                       2,009
                                                  ----------
BEVERAGES (2.8%):
         21,300   Coca Cola Co.                        1,238
                                                  ----------
COMPUTERS & PERIPHERALS (1.1%):
          9,000   3Com Corp.(c)                          504
                                                  ----------
CONGLOMERATES (2.7%):
         36,000   Corning Glass Works                  1,202
                                                  ----------
COSMETICS & RELATED (3.2%):
         17,000   Gillette Co.                         1,394
                                                  ----------
ELECTRICAL EQUIPMENT (5.7%):
         26,300   General Electric Co.                 1,473
         18,700   Johnson Controls, Inc.               1,014
                                                  ----------
                                                       2,487
                                                  ----------
ELECTRONICS & ELECTRICAL (3.4%):
         26,200   Motorola, Inc.                       1,490
                                                  ----------
ENTERTAINMENT (3.0%):
         24,000   Walt Disney Co.                      1,329
                                                  ----------
FINANCIAL SERVICES (5.8%):
         16,900   Federal National Mortgage
                    Assoc.                             1,491
         25,000   First USA, Inc.                      1,063
                                                  ----------
                                                       2,554
                                                  ----------
FOREST PRODUCTS (4.1%):
         13,000   Georgia Pacific Corp.                1,032
         10,000   International Paper Co.                770
                                                  ----------
                                                       1,802
                                                  ----------
HOUSEHOLD PRODUCTS (3.2%):
         34,300   Newell Co.                             810
         20,400   Rubbermaid, Inc.                       602
                                                  ----------
                                                       1,412
                                                  ----------
INSURANCE (2.9%):
         11,900   American International
                    Group, Inc.                        1,270
                                                  ----------
LEISURE-RECREATION, GAMING (1.3%):
         43,700   International Game
                    Technology                           563
                                                  ----------
MEDICAL-BIOTECHNOLOGY (0.7%):
          4,200   Amgen, Inc.(c)                         305
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (1.5%):
         23,900   Health Care & Retirement
                    Corp.(c)                      $      675
                                                  ----------
OIL & GAS EXPLORATION, PRODUCTION (1.6%):
         18,000   Burlington Resource, Inc.              704
                                                  ----------
OIL-INTEGRATED COMPANIES (11.3%):
         11,800   Amoco Corp.                            774
          9,600   Atlantic Richfield Co.               1,099
         25,000   Chevron Corp.                        1,184
         14,100   Mobil Corp.                          1,338
          8,100   Texaco, Inc.                           554
                                                  ----------
                                                       4,949
                                                  ----------
PHARMACEUTICALS (3.4%):
         20,000   Ivax Corp.                             517
         13,000   Schering-Plough                        980
                                                  ----------
                                                       1,497
                                                  ----------
POLLUTION CONTROL SERVICES (1.8%):
         29,000   WMX Technologies, Inc.                 790
                                                  ----------
RETAIL (5.3%):
         30,000   The Gap                                956
         33,300   Home Depot, Inc.                     1,390
                                                  ----------
                                                       2,346
                                                  ----------
SEMICONDUCTORS (3.7%):
         16,000   Intel Corp.                          1,638
                                                  ----------
SOAPS & CLEANING AGENTS (3.0%):
         18,800   Procter & Gamble Co.                 1,814
                                                  ----------
SOFTWARE & COMPUTER SERVICES (6.0%):
         20,000   Microsoft Corp.(c)                   1,638
         45,000   Novell, Inc.(c)                        979
                                                  ----------
                                                       2,617
                                                  ----------
TELECOMMUNICATIONS (6.8%):
         22,400   Telefonos de Mexico                    678
         21,900   AT&T Corp.                           1,111
         20,300   SBC Communication, Inc.              1,191
                                                  ----------
                                                       2,980
                                                  ----------
TOBACCO & TOBACCO RELATED (1.0%):
          6,600   Philip Morris Cos., Inc.               447
                                                  ----------
TRANSPORTATION-AIR (2.3%):
         43,700   Southwest Airlines Co.               1,011
                                                  ----------
UTILITIES-NATURAL GAS (5.0%):
         36,500   El Paso Natural Gas                  1,068
         33,300   Enron Corp.                          1,132
                                                  ----------
                                                       2,200
------------------------------------------------------------
TOTAL COMMON STOCKS                                   42,727
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
         98,561   Shearson U.S. Treasury Fund     $      919
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               919
------------------------------------------------------------
TOTAL (COST $40,358)(B)                           $   43,646
---

---------------

(a) Percentages indicated are based on net assets of $43,861.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    5,809
                  Unrealized depreciation             (2,521)
                                                  ----------
                  Net unrealized appreciation     $    3,288
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.6%)
AEROSPACE/DEFENSE (3.4%):
        113,400   GenCorp, Inc.                   $    1,432
         29,500   General Dynamics Corp.               1,368
         86,700   Thiokol Corp. Delaware               2,416
                                                  ----------
                                                       5,216
                                                  ----------
AUTOMOTIVE PARTS (4.7%):
         44,200   Genuine Parts Co.                    1,713
         46,600   Hayes Wheels                           874
         72,200   Kaydon Corp.                         1,985
         51,600   Mascotech, Inc.                        574
         13,000   Stewart & Stevenson
                  Services,
                  Inc.                                   487
         95,775   T B C Corp.(c)                       1,017
         33,915   Walbro Corp.                           634
                                                  ----------
                                                       7,284
                                                  ----------
BANKS (5.7%):
         30,100   Central Fidelity Banks, Inc.           769
        119,200   Comerica, Inc.                       3,427
         36,401   Michigan National Corp.              3,818
         17,500   Star Bank                              731
                                                  ----------
                                                       8,745
                                                  ----------
BEVERAGES (1.0%):
         71,000   Coca Cola Enterprises, Inc.          1,588
                                                  ----------
CHEMICALS (7.8%):
         57,875   A. Schulman, Inc.                    1,816
         42,550   Avery Dennison Corp.                 1,729
         22,400   Geon Co.                               605
         32,000   Lubrizol Corp.                       1,116
         12,900   Lyondell Petrochemical                 320
         57,500   Olin Corp.                           3,213
         96,500   RPM, Inc.                            1,905
         30,000   WD 40 Co.                            1,320
                                                  ----------
                                                      12,024
                                                  ----------
CONSTRUCTION (1.2%):
         71,100   Foster Wheeler Corp.                 2,631
                                                  ----------
CONTAINERS (1.1%):
         71,000   Sonoco Products Co.                  1,766
                                                  ----------
ELECTRICAL EQUIPMENT (8.4%):
         39,200   Arrow Electronics, Inc.(c)           1,823
         22,500   W.W. Grainger, Inc.                  1,361
        121,332   Mark IV Industries                   2,184
         33,300   Molex Corp.                          1,257
         45,400   Teleflex, Inc.                       1,878
         75,529   Vishay Intertechnology,
                  Inc.(c)                              4,466
                                                  ----------
                                                      12,969
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
ENVIRONMENTAL CONTROL (1.1%):
        179,650   Laidlaw, Inc. Class B           $    1,617
                                                  ----------
FINANCIAL SERVICES (4.6%):
         53,300   Equifax, Inc.                        1,726
         61,850   MBNA Corp.                           1,870
         42,800   PMI Group, Inc.(c)                   1,594
         69,100   UJB Financial Corp.                  1,892
                                                  ----------
                                                       7,082
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         15,500   SuperValu, Inc.                        409
                                                  ----------
FOOD PROCESSING & PACKAGING (2.4%):
         72,100   Dean Foods Co.                       2,055
         45,250   IBP, Inc.                            1,674
                                                  ----------
                                                       3,729
                                                  ----------
FOREST PRODUCTS (1.9%):
         62,262   Pentair, Inc.                        2,848
                                                  ----------
FUNERAL SERVICES (1.8%)
         95,500   Service Corp. International          2,698
                                                  ----------
FURNITURE (0.7%):
         28,300   Leggett & Platt, Inc.                1,090
                                                  ----------
HEAVY MACHINERY (2.3%):
         61,800   Baker Hughes, Inc.                   1,391
         40,650   Tyco Laboratories, Inc.              2,134
                                                  ----------
                                                       3,525
                                                  ----------
HOLDING COMPANIES (0.2%):
          7,900   Northern Trust Corp.(c)                289
                                                  ----------
HOTELS & MOTELS (1.4%):
         72,300   Mirage Resorts, Inc.(c)              2,169
                                                  ----------
INSURANCE (5.4%):
         46,200   American Re Corp.                    1,756
         55,200   Kemper Corp.                         2,498
         47,500   Progressive Corp.                    1,793
         34,500   TransAtlantic Holdings               2,190
                                                  ----------
                                                       8,237
                                                  ----------
MACHINE TOOLS (2.9%):
         90,900   Albany International Corp.           1,988
         22,900   Greenfield Industries                  676
         67,200   Manitowoc Industries                 1,756
                                                  ----------
                                                       4,420
                                                  ----------
MANUFACTURING (2.2%):
         38,000   Briggs & Stratton Corp.              1,335
         19,100   Hillenbrand                            566
         56,466   Pall Corp.                           1,320
         11,100   Paragon Trade Brands,                  172
                  Inc.(c)
                                                  ----------
                                                       3,393
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (3.8%):
        139,300   Community Psychiatric
                  Centers, Inc.(c)                $    1,845
         43,200   Lincare Holdings(c)                  1,334
         60,100   Quorum Health Group(c)               1,240
          7,100   Ventritex(c)                           107
         42,437   Vivra, Inc.(c)                       1,363
                                                  ----------
                                                       5,889
                                                  ----------
MEDICAL SUPPLIES (0.2%):
         10,000   Sunrise Medical, Inc.(c)               303
                                                  ----------
METALS (3.3%):
         86,100   CBI Industries, Inc.                 2,132
         28,000   Kennametal, Inc.                       938
         31,800   Minerals Technologies, Inc.          1,057
         32,500   USX U.S. Steel Group                   991
                                                  ----------
                                                       5,118
                                                  ----------
NEWSPAPERS (1.6%):
         41,100   Tribune Co.                          2,430
                                                  ----------
OIL & GAS EXPLORATION (2.1%):
         80,100   Anadarko Petroleum                   3,294
                                                  ----------
OIL & GAS PRODUCTION (1.2%):
         46,100   Snyder Oil Corp.                       663
         42,500   Vastar Resources, Inc.               1,137
                                                  ----------
                                                       1,800
                                                  ----------
RETAIL (1.7%):
         70,800   Hannaford Brothers                   1,867
         22,500   TJX Companies, Inc.                    259
         13,800   Tiffany & Co.                          443
                                                  ----------
                                                       2,569
                                                  ----------
RUBBER (1.0%):
         15,800   Bandag, Inc.                           938
          4,500   Bandag, Inc. Class A                   249
         19,125   Standard Products Co.                  378
                                                  ----------
                                                       1,565
                                                  ----------
SEMICONDUCTORS (0.5%):
         13,500   Applied Materials Inc.(c)              832
                                                  ----------
SHOES, LEATHER GOODS (1.3%):
         25,600   Nike, Inc.                           1,962
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.2%):
         10,000   American Software, Inc.                 41
         14,750   Analysts International Corp.           372
         28,300   Policy Management
                  Systems(c)                           1,426
                                                  ----------
                                                       1,839
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (1.5%):
         36,700   A.K. Steel Holding Corp.(c)     $      987
         68,620   Worthington Industries, Inc.         1,295
                                                  ----------
                                                       2,282
                                                  ----------
TELECOMMUNICATIONS (0.8%):
          4,600   Comsat Corp.                            92
         53,333   Federal Signal Corp.                 1,207
                                                  ----------
                                                       1,299
                                                  ----------
TOBACCO (0.4%):
         23,773   Universal Corp.                        544
                                                  ----------
TRANSPORTATION (3.8%):
         45,350   Gatx Corp.                           2,041
         40,800   Pittston Services Group                969
         80,750   Illinois Central Corp.               2,836
                                                  ----------
                                                       5,846
                                                  ----------
UTILITIES -- ELECTRIC & GAS (8.0%):
         32,400   Brooklyn Union Gas Co.                 786
         27,020   DQE Co.                                912
        118,600   Florida Progress Corp.               3,617
        148,300   Northeast Utilities                  3,244
         79,400   Public Service Co. of                2,392
                  Colorado
          8,500   Raychem Corp.                          303
         27,700   Washington Gas Light Co.             1,080
                                                  ----------
                                                      12,334
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (1.1%):
         69,400   LDDS Communications(c)               1,665
------------------------------------------------------------
  TOTAL COMMON STOCKS                                145,300
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.6%)
      1,806,695   Federated Treasury                   1,806
                  Obligation
      6,859,515   Shearson U.S. Treasury Fund          6,860
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           8,666
------------------------------------------------------------
TOTAL (COST $142,586)(A)                          $  153,966
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $153,591.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   16,787
                  Unrealized depreciation             (5,407)
                                                  ----------
                  Net unrealized appreciation     $   11,380
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.8%)
AUTOMOTIVE PARTS (3.8%):
          8,900   Breed Technologies, Inc.        $      179
         20,000   Kaydon Corp.                           550
                                                  ----------
                                                         729
                                                  ----------
BANKS (1.7%):
          8,163   First Bank Systems, Inc.               331
                                                  ----------
COMPUTERS & PERIPHERALS (4.9%):
         12,000   Optical Data Systems(c)                486
         10,000   Sungard Data Systems,
                  Inc.(c)                                466
                                                  ----------
                                                         952
                                                  ----------
DRUG STORES (1.0%):
          7,000   Eckerd Corp.(c)                        204
                                                  ----------
ELECTRONIC & ELECTRICAL (2.5%):
         11,000   Avnet, Inc.                            490
                                                  ----------
FINANCIAL SERVICES (4.0%):
         34,300   Aames Financial Corp.                  429
          8,500   Green Tree Financial Corp.             347
                                                  ----------
                                                         776
                                                  ----------
FURNITURE (4.1%):
         24,000   Juno Lighting                          498
         11,000   LaZBoy Chair Co.                       297
                                                  ----------
                                                         795
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (3.1%):
         15,000   Invacare Corp.                         593
                                                  ----------
INSURANCE -- LIFE (5.3%):
         48,090   Gainsco, Inc.                          511
         14,500   Reliastar Financial Corp.              520
                                                  ----------
                                                       1,031
                                                  ----------
LEISURE -- RECREATION, GAMING (2.2%):
         16,000   Aldila(c)                               98
         26,200   Callaway Golf Co.                      324
                                                  ----------
                                                         422
                                                  ----------
MISCELLANEOUS MANUFACTURING (5.0%):
         18,000   Keystone International, Inc.           378
         25,000   Pall Corp.                             584
                                                  ----------
                                                         962
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (7.4%):
         15,800   Lincare Holdings(c)             $      488
         14,300   Mid Atlantic Medical
                  Services,
                  Inc.(c)                                247
          5,400   Pacificare Health System(c)            335
         15,200   Sun Healthcare Group(c)                366
                                                  ----------
                                                       1,436
                                                  ----------
METALS (7.3%):
         40,000   Addington Resources, Inc.(c)           450
         13,000   Commercial Metals Co.                  345
         15,000   Mueller Industries, Inc.(c)            624
                                                  ----------
                                                       1,419
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.5%):
         50,000   Checkmate Electronics(c)               481
                                                  ----------
OIL & GAS EXPLORATION (5.6%):
         10,000   Barrett Resources Corp.(c)             235
         13,000   Devon Energy Corp.                     270
         10,000   H.S. Resource, Inc.(c)                 165
         18,000   Newfield Exploration(c)                414
                                                  ----------
                                                       1,084
                                                  ----------
PHARMACEUTICALS (3.2%):
         18,000   Teva Pharmaceutical
                  Industries Ltd.                        617
                                                  ----------
PUBLISHING (2.9%):
          5,000   Belo Corp.                             300
         15,000   Valassis Communications(c)             263
                                                  ----------
                                                         563
                                                  ----------
RETAIL (5.1%):
         23,000   Lillian Vernon Corp.                   469
         16,000   Medicine Shoppe
                  International, Inc.                    512
                                                  ----------
                                                         981
                                                  ----------
SEMICONDUCTORS (11.7%):
         12,000   Advanced Micro Devices(c)              432
          5,300   Alliance Semiconductor
                  Corp.(c)                               215
         14,100   Atmel Corp.(c)                         620
         30,000   Integrated Circuit                     311
                  Systems(c)
          5,000   Lam Research Corp.(c)                  253
          7,400   Linear Technology                      442
                                                  ----------
                                                       2,273
                                                  ----------
SERVICES (NON-FINANCIAL) (1.8%):
         20,000   Safecard Services                      350
                                                  ----------
TELECOMMUNICATIONS (2.4%):
         21,000   Digi International, Inc.(c)            467
            352   Intellicall, Inc.(c)                     2
                                                  ----------
                                                         469
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TRANSPORTATION -- RAIL (2.3%):
         16,000   Railtex, Inc.(c)                $      444
                                                  ----------
TRUCKING (5.0%):
         21,000   American Freightways,                  491
                  Inc.(c)
         20,500   TNT Freightways Corp.                  481
                                                  ----------
                                                         972
------------------------------------------------------------
TOTAL COMMON STOCKS                                   18,374
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (6.0%)
        295,621   Federated Treasury                     296
                  Obligation
        868,947   Shearson U.S. Treasury Fund            869
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,165
------------------------------------------------------------
TOTAL (COST $18,177)(B)                           $   19,539
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $19,386.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    2,271
                  Unrealized depreciation               (943)
                                                  ----------
                  Net unrealized appreciation     $    1,328
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.7%)
AEROSPACE/DEFENSE (0.2%):
          5,361   GenCorp, Inc.                   $       67
                                                  ----------
AMUSEMENT & RECREATION SERVICES (0.6%):
          7,000   Cedar Fair L.P.                        219
                                                  ----------
AUTOMOTIVE PARTS (5.2%):
         24,000   Dana Corp.                             617
         15,000   Lamson & Sessions Co.(c)                96
         15,000   TRW, Inc.                            1,115
                                                  ----------
                                                       1,828
                                                  ----------
BANKS (7.2%):
         26,000   Charter One Financial, Inc.            594
         14,000   First Merit Corp.                      324
          9,375   Huntington Bancshares, Inc.            176
         23,000   National City Corp.                    630
         15,000   Provident Bancorp                      506
          2,000   Second Bancorp                          45
          6,000   Star Bank                              250
                                                  ----------
                                                       2,525
                                                  ----------
BUILDING MATERIALS (1.2%):
         10,000   Medusa Corp.                           226
          5,000   Owens Corning Fiberglas
                  Corp.(c)                               183
                                                  ----------
                                                         409
                                                  ----------
CHEMICALS (8.1%):
         12,500   A. Schulman, Inc.                      392
         16,000   Chemed Corp.                           492
         23,500   Chempower, Inc.(c)                      73
         20,000   Ferro Corp.                            568
          6,000   Lesco, Inc.                             95
         20,000   Lubrizol Corp.                         697
         26,250   RPM, Inc.                              518
                                                  ----------
                                                       2,835
                                                  ----------
CONSUMER GOODS (2.1%):
         12,000   American Greetings Corp.               327
         43,000   Gibson Greetings, Inc.                 430
                                                  ----------
                                                         757
                                                  ----------
ELECTRICAL EQUIPMENT (4.7%):
         60,000   Pioneer-Standard
                  Electronics,
                  Inc.                                 1,170
         20,000   Robbins & Myers Inc.                   485
                                                  ----------
                                                       1,655
                                                  ----------
ENGINEERING (0.3%):
          5,000   Corrpro(c)                              93
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FINANCIAL SERVICES (2.4%):
         15,000   Haverfield Corp.                $      203
         16,000   McDonald & Co. Investments             232
         24,000   State Auto Financial                   402
                                                  ----------
                                                         837
                                                  ----------
FOOD DISTRIBUTORS (0.9%):
         10,000   Chiquita Brands                        134
                  International
          7,000   Kroger Co.(c)                          178
                                                  ----------
                                                         312
                                                  ----------
FOREST PRODUCTS (2.9%):
         12,000   Mead Corp.                             621
         15,000   Reynolds & Reynolds Co.                398
                                                  ----------
                                                       1,019
                                                  ----------
HEALTH CARE (0.4%):
          9,000   Health Power, Inc.(c)                  138
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (5.6%):
         25,000   Invacare Corp.                         988
         20,000   Omnicare, Inc.                         972
                                                  ----------
                                                       1,960
                                                  ----------
HOUSEHOLD GOODS (3.1%):
         26,221   Lancaster Colony Corp.                 911
         20,000   Sun Television & Appliance             168
                                                  ----------
                                                       1,079
                                                  ----------
INDUSTRIAL SERVICES (3.9%):
         45,000   ACME Cleveland Corp.                   934
         22,000   Amcast Industrial Corp.                440
                                                  ----------
                                                       1,374
                                                  ----------
INSURANCE (2.4%):
         10,000   Ohio Casualty                          293
         15,000   Progressive Corp.                      566
                                                  ----------
                                                         859
                                                  ----------
MACHINE TOOLS (8.3%):
         15,750   Bearings, Inc.                         488
         17,000   Cincinnati Milacron, Inc.              455
         37,050   Commercial Intertech Corp.             820
         46,500   Gorman Rupp Co.                        703
          8,250   LDI Corp.(c)                            27
          5,000   Monarch Machine Tool Co.                49
         25,000   Telxon Corp.                           393
                                                  ----------
                                                       2,935
                                                  ----------
MANUFACTURING (2.2%):
         10,000   Parker-Hannifin Corp.                  520
          7,000   TRINOVA Corp.                          243
                                                  ----------
                                                         763
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
METALS (1.0%):
         10,000   Brush Wellman, Inc.             $      197
          5,000   Cold Metal Products, Inc.(c)            34
         10,000   Park-Ohio Industries,                  114
                  Inc.(c)
                                                  ----------
                                                         345
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.7%):
         23,000   Diebold, Inc.                          955
                                                  ----------
OIL & GAS EXPLORATION (1.8%):
         33,000   USX -- Marathon Group                  619
                                                  ----------
PAINT, VARNISHES & ENAMELS (1.4%):
         14,000   Sherwin Williams Co.                   499
                                                  ----------
POLLUTION CONTROL SERVICES (0.7%):
         51,100   Mid American Waste
                  Systems(c)                             243
                                                  ----------
PRECISION INSTRUMENTS (1.4%):
         30,000   Keithley Instruments, Inc.             506
                                                  ----------
PRINTING (0.3%):
         20,000   Multi-Color Corp.(c)                    98
                                                  ----------
PUBLISHING (2.0%):
         25,000   Scripps (E.W.) Co.                     716
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS (1.0%):
         16,000   Health Care REIT, Inc.                 348
                                                  ----------
RESTAURANTS (3.3%):
         30,000   Bob Evans Farms, Inc.                  615
         20,000   Frisch's Restaurants                   185
         22,000   Wendy's International                  374
                                                  ----------
                                                       1,174
                                                  ----------
RETAIL (2.8%):
         15,000   Consolidated Stores Corp.(c)           257
         17,000   Fabri-Centers of America,              315
                  Inc.(c)
         15,000   The Limited, Inc.                      320
         10,000   Value City Department
                  Stores,
                  Inc.(c)                                 90
                                                  ----------
                                                         982
                                                  ----------
RUBBER & RUBBER PRODUCTS (1.6%):
          5,000   Cooper Tire & Rubber Co.               123
         12,000   Goodyear Tire & Rubber Co.             456
                                                  ----------
                                                         579
                                                  ----------
SERVICES (NON-FINANCIAL) (0.3%):
          4,200   Roto Rooter, Inc.                      103
                                                  ----------
SHIPPING (0.3%):
          3,000   Oglebay Norton Co.                      98
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (3.3%):
         35,000   Shiloh(c)                       $      333
          9,000   Timken Co.                             363
         25,000   Worthington Industries, Inc.           472
                                                  ----------
                                                       1,168
                                                  ----------
TEXTILE MANUFACTURING (1.1%):
         25,000   Essef Corp.(c)                         394
                                                  ----------
TRANSPORTATION (1.6%):
         22,500   Comair Holding, Inc.                   567
                                                  ----------
TRUCKS (1.2%):
         20,000   Thor Industries, Inc.                  418
                                                  ----------
UTILITIES -- ELECTRIC (3.2%):
         14,000   American Electric Power                459
         22,500   D.P.L., Inc.                           470
         10,000   Ohio Edison                            200
                                                  ----------
                                                       1,129
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (2.0%):
         30,000   Cincinnati Bell                        720
------------------------------------------------------------
TOTAL COMMON STOCKS                                   33,325
------------------------------------------------------------
----------------------------------------------
  RIGHTS & WARRANTS (0.2%)
         10,000   Cincinnati Microwave,                   59
                  Inc.(c)
------------------------------------------------------------
TOTAL RIGHTS & WARRANTS                                   59
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.1%)
        303,843   Federated Treasury                     304
                  Obligation
      1,476,549   Shearson U.S. Treasury Fund          1,476
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           1,780
------------------------------------------------------------
TOTAL (COST $24,640)(B)                           $   35,164
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $35,183.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   12,135
                  Unrealized depreciation             (1,611)
                                                  ----------
                  Net unrealized appreciation     $   10,524
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  CORPORATE BONDS (0.1%)
FRANCE (0.1%):
          1,313   Axa SA Convertible(c),
                    4.50%, 1/1/99                 $     78
----------------------------------------------------------
TOTAL CORPORATE BONDS                                   78
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (97.2%)
AUSTRALIA (1.0%):
  Energy Sources
         60,000   The Broken Hill Proprietary
                    Co., Ltd.(c)                       873
----------------------------------------------------------
TOTAL AUSTRALIA                                        873
----------------------------------------------------------
BRITAIN (9.1%):
  BANKS (1.3%):
        231,000   Standard Chartered Bank            1,119
                                                  --------
  BROADCASTING & PUBLISHING (1.2%):
         78,400   Reed International                 1,009
                                                  --------
  BUSINESS & PUBLIC SERVICES (4.3%):
        122,200   British Airport Authority            932
        122,600   Cable Wireless                       792
         65,800   Carlton Communications Plc.        1,000
        127,800   Reuters                              972
                                                  --------
                                                     3,696
                                                  --------
  OIL & GAS PRODUCTION (1.2%):
        144,400   British Petroleum                  1,040
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.1%):
        311,000   Vodafone                             973
----------------------------------------------------------
TOTAL BRITAIN                                        7,837
----------------------------------------------------------
FINLAND (1.2%):
  ELECTRONIC & ELECTRICAL (1.2%):
         25,000   Nokia AB                           1,022
----------------------------------------------------------
TOTAL FINLAND                                        1,022
----------------------------------------------------------
FRANCE (9.9%):
  ADVERTISING (0.7%):
          5,750   Euro RSCG Worldwide                  634
                                                  --------
  AUTOMOTIVE PARTS (1.3%):
         18,700   Valeo                              1,067
                                                  --------
  ELECTRONIC & ELECTRICAL (2.3%):
            680   LeGrand                              987
         13,300   Schneider                          1,024
                                                  --------
                                                     2,011
                                                  --------
  INSURANCE (1.2%):
         19,700   Axa                                1,040
                                                  --------
  MANUFACTURING - CONSUMER GOODS (1.3%):
          4,550   Pinault-Printemps                  1,031
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  RECREATION/OTHER CONSUMER GOODS (1.9%):
          6,700   BIC Corp.                       $  1,119
          3,600   Castorama(c)                         597
                                                  --------
                                                     1,716
                                                  --------
  RETAIL (1.2%):
          2,120   Carrefour                          1,065
----------------------------------------------------------
TOTAL FRANCE                                         8,564
----------------------------------------------------------
GERMANY (7.6%):
  BANKS (2.1%):
          1,980   Depfa Bank                         1,007
          1,620   Deutsche Bank(c)                     796
                                                  --------
                                                     1,803
                                                  --------
  COSMETICS & RELATED (1.2%):
          1,360   Beiersdorf AG                      1,061
                                                  --------
  ENGINEERING/INDUSTRIAL
  CONSTRUCTION (1.0%):
          2,620   AGIV                                 844
                                                  --------
  HEALTH & PERSONAL CARE (1.1%):
          1,260   Schering                             938
                                                  --------
  MACHINE TOOLS (1.1%):
          3,550   Mannesmann                           970
                                                  --------
  UTILITIES - ELECTRIC (1.1%):
          2,660   Veba                                 994
----------------------------------------------------------
TOTAL GERMANY                                        6,610
----------------------------------------------------------
HOLLAND (8.4%):
  BREWERIES (1.0%):
          6,400   Heineken Holdings                    839
                                                  --------
  COMPUTERS & PERIPHERALS (0.5%):
         10,900   Getronics                            447
                                                  --------
  FOREST PRODUCTS (1.0%):
         29,300   Koninklijke KNP                      885
                                                  --------
  INSURANCE (1.1%):
         18,600   Internationale Nederlanden           982
                                                  --------
  LEISURE (1.2%):
         18,400   Polygram                           1,040
                                                  --------
  POLLUTION CONTROL SERVICES (1.0%):
          7,500   Ver Ned Uitgevers(c)                 840
                                                  --------
  SERVICES (NON-FINANCIAL) (1.2%):
         16,600   Randstad Holdings                    996
                                                  --------
  SHIPPING & SHIPBUILDING (1.0%):
         32,600   IHC Caland                           892
                                                  --------
  WHOLESALE & INTERNATIONAL TRADE (0.4%):
          4,500   Hagemeyer                            389
----------------------------------------------------------
TOTAL HOLLAND                                        7,310
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HONG KONG (5.3%):
  BANKS (1.0%):
        217,000   Guoco Group                     $    824
                                                  --------
  DIVERSIFIED (1.9%):
        197,000   Hutchinson Whampoa                   855
        122,000   Swire Pacific "A"                    816
                                                  --------
                                                     1,671
                                                  --------
  RADIO & TELEVISION (0.8%):
        179,000   Television Broadcast                 666
                                                  --------
  REAL ESTATE (1.6%):
      3,000,000   China Resources                      752
        124,000   Henderson Land                       639
                                                  --------
                                                     1,391
----------------------------------------------------------
TOTAL HONG KONG                                      4,552
----------------------------------------------------------
ITALY (1.8%):
  AUTOMOBILES (0.4%):
         37,800   Pininfarina                          363
                                                  --------
  INSURANCE (0.5%):
         20,000   Assicurazioni Generali               481
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.9%):
        282,000   Telecom Italia                       751
----------------------------------------------------------
TOTAL ITALY                                          1,595
----------------------------------------------------------
JAPAN (33.3%):
  AEROSPACE/DEFENSE (0.8%):
        100,000   Mitsubishi Heavy Industry            726
                                                  --------
  BANKS (4.0%):
         62,000   Asahi Bank                           797
         32,000   Mitsubishi Bank                      785
         47,000   Sanwa Bank                         1,027
         38,000   Sumitomo Bank                        823
                                                  --------
                                                     3,432
                                                  --------
  BUILDING MATERIALS (0.9%):
         22,000   Tostem Corp.                         799
                                                  --------
  BUSINESS & PUBLIC SERVICE (0.6%):
         17,600   Mos Food Services                    517
                                                  --------
  CHEMICALS (1.6%):
         36,000   Shin Etsu Chemical                   698
        127,000   Tosoh Corp.(c)                       676
                                                  --------
                                                     1,374
                                                  --------
  ELECTRICAL EQUIPMENT (3.5%):
          7,300   Keyence(c)                           779
         14,000   Kyocera                            1,083
         28,000   Murata Manufacturing               1,126
                                                  --------
                                                     2,988
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  ELECTRONIC & ELECTRICAL (5.2%):
         52,000   Canon, Inc.                     $    860
         88,000   Hitachi, Ltd.                        896
          9,000   Riso Kagaku                          614
         25,000   Rohm Co., Ltd.                     1,157
         32,000   Tokyo Electron                       998
                                                  --------
                                                     4,525
                                                  --------
  ENGINEERING/INDUSTRIAL CONSTRUCTION (0.3%):
         11,000   Kinden                               219
                                                  --------
  FINANCE (1.6%):
         50,000   Daiwa Securities                     631
         12,000   Nichiei Co.                          767
                                                  --------
                                                     1,398
                                                  --------
  HOUSEHOLD GOODS (0.9%):
         20,400   Amway Japan                          760
                                                  --------
  MANUFACTURING - CAPITAL GOODS (1.2%):
         16,000   Secom & Co.                        1,044
                                                  --------
  MERCHANDISING (0.9%):
         11,000   Seven-eleven Japan                   792
                                                  --------
  PHARMACEUTICALS (1.3%):
         51,000   Yamanouchi Pharmaceutical          1,147
                                                  --------
  RADIO & TELEVISION (0.9%):
          3,270   Nippon Television Network            728
                                                  --------
  REAL ESTATE (0.9%):
         60,000   Sekisui House                        793
                                                  --------
  RUBBER & RUBBER PRODUCTS (1.0%):
         56,000   Bridgestone                          906
                                                  --------
  STEEL (1.8%):
        195,000   Nippon Steel                         775
        268,000   NKK Corp.(c)                         750
                                                  --------
                                                     1,525
                                                  --------
  STORAGE & WAREHOUSING (1.0%):
         51,000   Mitsubishi Warehouse                 880
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.0%):
             98   DDI Corp.                            863
                                                  --------
  UTILITIES - ELECTRIC (0.9%):
         66,000   Matsushita Electric Works            793
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (1.0%):
             99   Nippon Telephone & Telegraph         875
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  WHOLESALE & INTERNATIONAL TRADE (2.0%):
         33,000   Canon Sales                     $    872
        122,000   Itochu Corp.                         828
                                                  --------
                                                     1,700
----------------------------------------------------------
TOTAL JAPAN                                         28,784
----------------------------------------------------------
MALAYSIA (1.9%):
  DIVERSIFIED (0.9%):
        496,000   Renong Berhad                        759
                                                  --------
  FINANCIAL SERVICES (0.5%):
        125,000   Hong Leong Credit                    456
                                                  --------
  FOREST PRODUCTS (0.5%):
         99,000   Adkam Perdana                        445
----------------------------------------------------------
TOTAL MALAYSIA                                       1,660
----------------------------------------------------------
NEW ZEALAND (1.1%):
  FOREST PRODUCTS (1.1%):
        338,000   Fletcher Challenge                   910
----------------------------------------------------------
TOTAL NEW ZEALAND                                      910
----------------------------------------------------------
SINGAPORE (2.0%):
  AIRLINES (1.0%):
         84,000   Singapore Airlines, Series F         808
                                                  --------
  BANKS (1.0%):
         81,000   Overseas Chinese Banking
                    Corp.                              884
----------------------------------------------------------
TOTAL SINGAPORE                                      1,692
----------------------------------------------------------
SPAIN (1.3%):
  DIVERSIFIED (0.3%):
         92,000   Cofir                                299
                                                  --------
  FOOD DISTRIBUTORS (1.0%):
         48,600   Pryca                                861
----------------------------------------------------------
TOTAL SPAIN                                          1,160
----------------------------------------------------------
SWEDEN (5.1%):
  AUTOMOBILES (0.9%):
         41,400   Volvo AB                             777
                                                  --------
  COSMETICS & RELATED (1.3%):
         37,300   Astra A Free(c)                    1,088
                                                  --------
  ELECTRONIC & ELECTRICAL (0.9%):
         41,000   Allgon                               804
                                                  --------
  MANUFACTURING (1.2%):
         16,000   Ericsson (L.M.) Series B           1,059
                                                  --------
  MEDICAL SUPPLIES (0.8%):
         45,000   Arjo                                 700
----------------------------------------------------------
TOTAL SWEDEN                                         4,428
----------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
SWITZERLAND (4.3%):
  DIVERSIFIED (0.9%):
            750   Baer Holdings Bearer            $    788
                                                  --------
  FOOD PROCESSING (1.1%):
            960   Nestle Registered                    941
                                                  --------
  PHARMACEUTICALS (1.1%):
            165   Roche Holdings AG
                    Genusscheine NPV                   995
                                                  --------
  UTILITIES - ELECTRIC (1.2%):
          1,020   Brown Boveri, Series A             1,010
----------------------------------------------------------
TOTAL SWITZERLAND                                    3,734
----------------------------------------------------------
UNITED STATES (3.9%):
  BROKERAGE FIRMS & SECURITY DEALERS (0.3%):
          8,700   Brazilian Investment Co.             273
                                                  --------
  INDUSTRIAL SERVICES (0.9%):
        750,000   China North Industries(c)            750
                                                  --------
  INVESTMENT FUNDS - CLOSED END (2.2%):
         17,000   Chile Fund                           805
         12,700   India Magnum Fund NV A(c)            722
            122   Korea Eurofund(c)                    435
                                                  --------
                                                     1,962
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.5%):
         25,700   Videotron Holdings PLC.(c)           402
----------------------------------------------------------
TOTAL UNITED STATES                                  3,387
----------------------------------------------------------
TOTAL COMMON STOCKS                                 84,118
----------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        667,222   Shearson U.S. Treasury Fund          667
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           667
----------------------------------------------
TOTAL (COST $80,808)(B)                           $ 84,863
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $86,530.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

        Unrealized appreciation      $ 6,255
        Unrealized depreciation       (2,199)
                                     -------
        Net unrealized
          appreciation               $ 4,056
                                     ========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
  FORWARD CURRENCY CONTRACTS

                                                            CONTRACT
                                                             VALUE
                                            CONTRACT         (U.S.         APPRECIATION DELIVERY
                CURRENCY                      PRICE         DOLLARS)       (DEPRECIATION)  DATE
-----------------------------------------   ---------      ----------      --------     -------
CURRENCY SOLD:
Japanese Yen                                84.125032      $ (258,668)     $   (331)     5/2/95
                                                           ----------      --------
     Total currency sold                                   $ (258,668)     $   (331)
                                                            =========      ========
CURRENCY PURCHASED:
Dutch Guilder                                1.514748      $  258,668      $ (5,760)     5/2/95
                                                           ----------      --------
     Total currency purchased                              $  258,668      $ (5,760)
                                                            =========      ========
Net payable for forward currency
  contracts purchased and sold                                             $ (6,091)
                                                                           ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                   Notes to Financial Statements
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Money Market Fund, Limited Term Income Fund, Government Mortgage Fund, Intermediate Income Fund, Investment Quality Bond Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, and International Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION:
--------------------

Investments of the U.S. Government Obligations Fund, the Prime Obligations Fund and the Tax-Free Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities in the Balanced Fund and the International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION:
-----------------------------

The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on a Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities resulting from changes in the exchange rate.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS:
-----------------------

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which Society Asset Management, Inc. (the Funds' investment adviser) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FORWARD CURRENCY CONTRACTS:
----------------------------

A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a Forward or if the value of the currency changes unfavorably.

FUTURES CONTRACTS:
-----------------

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS:
------------------------------------------------------------------

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement no payment is made and no interest accrues. A segregated account is established and maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until settlement date.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Stock Index Fund, the Value Stock Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, and the Balanced Fund.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL INCOME TAXES:
---------------------

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OTHER:
-----

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Victory Portfolios are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All expenses in connection with Intermediate Income, Investment Quality Bond, Balanced, Stock Index, Value, Growth, Special Value, and Special Growth Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of two years commencing with the respective inception dates.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   Limited Term Income Fund.............  $108,053,386       $ 27,036,296
                   Government Mortgage Fund.............  $ 34,141,401       $ 41,957,068
                   Intermediate Income Fund.............  $ 45,696,863       $ 32,245,604
                   Investment Quality Bond Fund.........  $ 53,718,571       $ 49,102,816
                   Ohio Municipal Bond Fund.............  $ 35,466,334       $ 36,043,062
                   Balanced Fund........................  $ 79,112,448       $ 62,383,648
                   Stock Index Fund.....................  $ 20,540,742       $  9,328,966
                   Value Fund...........................  $ 63,655,162       $ 17,814,533
                   Diversified Stock Fund...............  $142,784,968       $116,116,919
                   Growth Fund..........................  $  1,331,614       $ 25,478,542
                   Special Value Fund...................  $ 47,216,203       $ 23,119,184
                   Special Growth Fund..................  $  7,686,792       $ 11,925,297
                   Ohio Regional Stock Fund.............  $  1,531,661       $  2,110,048
                   International Growth Fund............  $ 30,178,013       $ 19,936,541

4. RELATED PARTY TRANSACTIONS:

Investment advisory services are provided to all the Funds by Society Asset Management, Inc. ("SAM"), a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of Society National Bank ("Society"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment and sub-investment advisory agreements, SAM is entitled to receive fees based on a percentage of the average net assets of the Funds. Society serves the Funds as custodian for all funds except the International Growth Fund. Society received no fees from the Funds for providing custodian services except for reimbursement of actual out-of-pocket expenses incurred. During the year ended October 31, 1994, KeyCorp made a capital contribution of $2,506,027 to the Prime Obligations Fund.

Society also serves as Shareholder Servicing Agent for all the Funds. As such, Society provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests,

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Society may receive a fee computed daily as a percentage of the average net assets of the Funds.

Affiliates of The BISYS Group, Inc. ("BISYS") serve as the Fund's administrator and distributor. Effective March 29, 1995, Concord Holding Corporation (the "Administrator"), an indirect, wholly-owned subsidiary of BISYS, became the administrator to the Funds and Victory Broker Dealer Services, Inc. (the "Distributor") became the distributor to the Funds. Prior to March 29, 1995, other affiliates of BISYS served as the Fund's administrator and distributor. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments from the Funds for serving as officers of the Funds. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

    Under the terms of the administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of the Funds. The Distributor receives no fees from the Funds for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1995, the Distributor received $171,000 from commissions earned on sales of shares of the variable net asset value funds all of which the Distributor reallowed to dealers of the Funds' shares, including $74,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average net assets.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Information regarding related party transactions is as follows for the six months ended April 30, 1995:

                                                U.S.                        TAX-FREE
                                              GOVERNMENT      PRIME          MONEY
                                              OBLIGATIONS    OBLIGATIONS     MARKET
                                              FUND             FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .35%           .35%           .35%
Voluntary fee reductions                                                    $ 16,151
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                     $    260
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $140,500       $193,436       $ 67,915

                                              LIMITED                                      INVESTMENT
                                                TERM         GOVERNMENT     INTERMEDIATE   QUALITY
                                               INCOME        MORTGAGE        INCOME          BOND
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .50%           .50%           .75%           .75%
Voluntary fee reductions                      $ 11,015       $ 12,348       $160,661       $122,074
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 38,451       $ 48,386       $ 39,466       $ 32,928

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                OHIO
                                              MUNICIPAL                      STOCK
                                                BOND         BALANCED        INDEX
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .60%          1.00%           .60%
Voluntary fee reductions                      $ 85,187       $293,792       $ 72,524
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                                    $ 70,657
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 20,140       $ 47,761       $ 10,560
Voluntary fee reductions:                                                   $ 17,703

                                                             DIVERSIFIED
                                               VALUE          STOCK          GROWTH
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%           .65%          1.00%
Voluntary fee reductions                      $434,192       $ 58,363       $ 93,184
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                      $    303       $    240
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 70,468       $ 84,805       $ 16,607

                                                                              OHIO
                                              SPECIAL        SPECIAL        REGIONAL       INTERNATIONAL
                                               VALUE          GROWTH         STOCK          GROWTH
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%          1.00%           .75%          1.10%
Voluntary fee reductions                      $192,792       $ 39,953       $  7,022       $ 61,413
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
Voluntary fee reductions                      $    144
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 40,759       $  7,725       $ 11,588       $ 59,708

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

5. MERGERS:

As approved by vote of shareholders of The Victory Funds via proxy dated April 28, 1995, effective June 5, 1995, certain portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Victory Fund to a corresponding investment fund of The Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The portfolios of The Victory Funds merged into existing funds of The Victory Portfolios as follows:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following portfolios of The Victory Funds merged into newly created funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

On March 17, 1994, the Growth Fund acquired all the net assets of the Society Earnings Momentum Fund pursuant to a plan of reorganization approved by the shareholders of the Society Earnings Momentum Fund. The acquisition was accomplished by a tax-free exchange of 858,745 shares of the Growth Fund for the 882,905 shares of the Society Earnings Momentum Fund outstanding on March 17, 1994. These share transactions are included in the Growth Fund's statement of changes in net assets. The Society Earnings Momentum Fund's net assets at March 17, 1994 of approximately $8,794,000, including $649,000 of unrealized appreciation, were combined with those of the Growth Fund. The combined net assets immediately after the acquisition were approximately $70,777,000.
---------------

1 Not included in this report.

THE VICTORY FUNDS                                  Notes to Financial Statements
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Funds (the "Fund"), organized as a Massachusetts business trust on January 6, 1982, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Declaration of Trust permits the Board of Trustees (the "Trustees") to create an unlimited number of Portfolios. Victory New York Tax-Free Portfolio and the Fund for Income Portfolio are two series (of a total of 14 series) of the Fund. Each Portfolio's capitalization consists of an unlimited number of shares of beneficial interest without par value.

On April 30, 1994, all of the assets and liabilities of the Investors Preference New York Tax-Free Fund, Inc. ("IPNY") and the Investors Preference Fund for Income, Inc. ("IPFFI") were acquired by the New York Tax-Free Portfolio and the Fund for Income Portfolio, respectively, of the Fund pursuant to separate Agreements and Plans of Reorganization approved by the shareholders of each IPNY and IPFFI.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies for New York Tax-Free Portfolio and Fund for Income Portfolio (the "Portfolios").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

SECURITIES VALUATION:
--------------------

The securities of the Fund for Income Portfolio that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at the closing over-the counter bid price, if available, or at their fair value as determined in good faith by management following procedures approved by the Fund's Trustees. Short term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost or original cost plus accrued interest, both of which approximates market value.

The securities of New York Tax-Free Portfolio are valued by a pricing service based upon a computerized matrix system or appraisals, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management following procedures approved by the Fund's Trustees.

REPURCHASE AGREEMENTS:
-----------------------

When each Portfolio enters into a repurchase agreement, the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value will be at least equal to the repurchase agreement amount. Each Portfolio monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, each Portfolio intends to seek additional collateral from the seller to terminate the repurchase agreements. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on the disposing of such securities. A repurchase agreement entered into by each Portfolio will be limited to transactions with broker-dealers or domestic banks believed to present minimal credit risks, and each Portfolio will take delivery of all securities underlying the repurchase agreement until such agreement expires.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION:
----------------------------------------------

The New York Tax-Free Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

INCOME TAXES:
-------------

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the New York Tax-Free Portfolio and the Fund for Income Portfolio.

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   New York Tax-Free                      $  1,117,454       $  1,736,206
                   Fund for Income                        $  7,973,666       $ 15,709,007

4. RELATED PARTY TRANSACTIONS:

ADVISORY AGREEMENT:
-------------------

Key Trust Company ("Key Trust") is the investment adviser for each Portfolio and receives a fee based on average daily net assets at an annual rate of 0.55% and 0.50% for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively. For the six months ended April 30, 1995, Key Trust accrued $44,599 and $64,663 in advisory fees, of which $41,068 and $42,981 was voluntarily waived, for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively.

ADMINISTRATION AGREEMENT:
-------------------------

Concord Financial Group (the "Administrator" or "Concord") is the Administrator to each Portfolio under an Administration Agreement with respect to each Portfolio. The Administrator receives an annual fee of 0.15% of each Portfolio's average net assets for services performed under each Portfolio's Administration Agreement. For the six months ended April 30, 1995, the administrator accrued $12,094 and $19,284 from the New York Tax-Free Portfolio and Fund for Income Portfolio, respectively, in administration fees, none of which were waived.

Effective March 29, 1995 Concord became BISYS Investment Services Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS serves as administrator on substantially identical terms as described above.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT:
-----------------------

Victory Broker Dealer Services, Inc. (the "Distributor"), an affiliate of the Administrator, serves as Distributor to each Portfolio. The Distributor sells shares of the Portfolios as agent on behalf of the Fund at no cost to the Portfolios. The Fund has adopted a Distribution and Service Plan (the "Plan") for the Class A shares of New York Tax-Free Portfolio and The Fund for Income Portfolio under Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Adviser or Administrator may use their fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolios. The Fund has adopted a Distribution Plan for Class B shares of New York Tax-Free Portfolio to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Distribution Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less. This fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day.

* Directors fees and expenses for the six months ended April 30, 1995 of $777 for New York Tax-Free Portfolio and $126 for Fund for Income Portfolio were paid to directors having no affiliation with the Fund other than in their capacity as directors.

5. MERGERS:

Effective June 5, 1995, certain Portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Portfolio of the Victory Funds to a corresponding investment fund of the Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The following Portfolios of The Victory Funds merged into existing funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following series of The Victory Funds merged into newly created series of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

As of June 2, 1995 the fund accounting for the Portfolios is being performed by BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of the The BISYS Group, Inc.

6. SPECIAL SHAREHOLDER MEETING:

On April 28, 1995, a special meeting of the shareholders of The Victory Funds was held to consider various proposals, including, among other things, the approval of an Agreement and Plan of Reorganization whereby the 14 series portfolios of The Victory Funds were reorganized into corresponding series of The Victory Portfolios, the election of certain nominees to serve on the Board of Trustees of The Victory Funds and the ratification of the selection of Coopers & Lybrand L.L.P. as independent auditors for each portfolio of The Victory Funds2.
---------------

1 Not included in this report.

2 The April 28, 1995 meeting was adjourned until May 26, 1995 with respect to the New York Tax Free and Fund For Income Portfolios due to a lack of a quorum on such date. On May 26, 1995, a quorum was present and voted the shares of such portfolios as indicated.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

Election of Trustees -- The shareholders of The Victory Funds, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of The Victory Funds. The shareholders of The Victory Funds approved each nominee. The results of such solicitation are as follows:

                           NOMINEE                        VOTES FOR       VOTES WITHHELD
          ------------------------------------------    --------------    ---------------
          Robert G. Brown                               1,306,537,258       38,671,464
          Edward P. Cambell                             1,308,422,096       36,786,627
          Harry Gazelle                                 1,307,262,991       37,945,462
          Thomas F. Morrissey                           1,310,379,551       34,828,901
          Stanley I. Landgraf                           1,308,450,924       36,757,800
          Leigh A. Wilson                               1,310,734,626       34,474,098
          H. Patrick Swygert                            1,311,252,568       34,456,155

Agreement and Plan of Reorganization -- the shareholders of each Portfolio approved an Agreement and Plan of Reorganization with respect to each Portfolio as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,430        15,011         37,413
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,834,471        11,902        105,207

Reclassification and Changes in Fundamental Policies -- The shareholders of the below-listed Portfolios approved certain reclassifications and changes in fundamental policies of the relevant Portfolio (and the successor Portfolio post-reorganization) by the following votes:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,550        15,011         37,293
          NY Tax Free-Class B                           29,267            --          1,666
          Fund for Income                            1,803,283        40,439        107,858

Ratification of Independent Auditors -- the shareholders of each Portfolio ratified the appointment of Coopers & Lybrand L.L.P. as independent auditors for each Portfolio for the next fiscal year as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          891,636           727         31,490
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,860,529         7,123         83,928

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus. Neither the Fund nor Victory Broker Dealer Services, Inc. is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC, the Federal Reserve Board, or any other agency. Victory Broker Dealer Services, Inc., which distributes The Victory Funds, is not affiliated with Key Trust Company. Investing in mutual funds involves risks, including the possible loss of principal amount invested. An investment in a money market Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.032        0.026        0.036        0.060        0.076
Distributions
  Net investment income                       (0.025)       (0.032)      (0.026)      (0.036)      (0.060)      (0.076)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.57%(a)      3.30%        2.62%        3.66%        6.14%        7.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $524,143      $412,048     $515,734     $579,836     $430,248     $376,021
Ratio of expenses to
  average net assets                           0.62%(b)      0.63%        0.60%        0.60%        0.60%        0.62%
Ratio of net investment income
  to average net assets                        5.15%(b)      3.20%        2.57%        3.50%        5.92%        7.56%
Ratio of expenses to
  average net assets*                                        0.80%
Ratio of net investment income
  to average net assets*                                     3.03%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

                                                                     PRIME OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.035        0.030        0.037        0.061        0.078
  Net realized losses on investments                        (0.003)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment
           Activities                          0.025         0.032        0.030        0.037        0.061        0.078
----------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.025)       (0.035)      (0.030)      (0.037)      (0.061)      (0.078)
Capital transactions                                         0.003
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.53%(a)      3.57%        3.05%        3.77%        6.32%        8.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $430,000      $782,303     $720,024     $524,338     $442,263     $444,238
Ratio of expenses to average net assets        0.69%(b)      0.62%        0.60%        0.61%        0.62%        0.62%
Ratio of net investment income to
  average net assets                           5.02%(b)      3.52%        2.96%        3.68%        6.14%        7.76%
Ratio of expenses to average net
  assets*                                                    0.79%
Ratio of net investment income to
  average net assets*                                        3.35%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    TAX-FREE MONEY MARKET FUND
                                           ----------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                           ------------------------------------------------------------
                                                             1994         1993         1992         1991         1990
                                           SIX MONTHS      --------     --------     --------     --------     --------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $    100
-----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.016         0.021        0.020        0.027        0.043        0.054
Distributions
  Net investment income                        (0.016)       (0.021)      (0.020)      (0.027)      (0.043)      (0.054)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                    1.66%(a)      2.17%        2.06%        2.77%        4.44%        5.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $ 209,606      $198,561     $189,351     $151,012     $129,601     $134,652
Ratio of expenses to average net assets         0.61%(b)      0.60%        0.59%        0.61%        0.62%        0.63%
Ratio of net investment income to
  average net assets                            3.32%(b)      2.14%        2.04%        2.70%        4.29%        5.32%
Ratio of expenses to average net
  assets*                                       0.63%(b)      0.79%        0.60%
Ratio of net investment income to
  average net assets*                           3.30%(b)      1.95%        2.02%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                                           Financial Highlights
--------------------------------------------------------------------------------

                                                                  NEW YORK TAX-FREE PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                        -------------------------------------------------
                                                 CLASS B                                 PERIOD
                                      -----------------------------                       FROM
                                                       PERIOD FROM                     JANUARY 1,
                                                      SEPTEMBER 26,                     1994 TO           YEARS ENDED
                                                         1994 TO                        OCTOBER          DECEMBER 31,
                                                       OCTOBER 31,                        31,         -------------------
                                                          1994          SIX MONTHS        1994         1993        1992
                                                      -------------       ENDED        ----------     -------     -------
                                                                        APRIL 30,
                                                                           1995
                                                                        ----------
                                      SIX MONTHS                        (UNAUDITED)
                                         ENDED
                                       APRIL 30,
                                         1995
                                      -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 12.39            $12.62        $  12.39       $  13.54      $ 12.76     $ 12.50
-------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                  0.31             0.07             0.32           0.57         0.70        0.74
    Net realized and unrealized
      gains (losses) on
      investments                          0.27            (0.23)            0.30          (1.15)        0.84        0.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment
      activities                           0.58            (0.16)            0.62          (0.58)        1.54        1.00
-------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                 (0.30)           (0.07)           (0.33)         (0.57)       (0.70)      (0.74)
    Net realized gains                    (0.17)              --            (0.17)            --        (0.06)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   (0.47)           (0.07)           (0.50)         (0.57)       (0.76)      (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 12.50           $12.39         $  12.51       $  12.39      $ 13.54     $ 12.76
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charge)                                  4.80%(b)        (1.25)%(b)        5.16%(b)      (4.31)%(b)   12.34%       8.26%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $   834               --         $ 15,974       $ 17,840      $28,530     $26,034
Ratio of expenses to average net
  assets                                   2.72%(c)         0.52%(c)         1.10%(c)       0.91%(c)     0.87%       0.66%
Ratio of net investment income to
  average net assets                       9.48%(c)         5.94%(c)         5.18%(c)       5.33%(c)     5.28%       5.89%
Ratio of expenses to average net
  assets*                                  3.07%(c)         0.86%(c)         1.45%(c)       1.25%(c)     0.96%       0.96%
Ratio of net investment income to
  average net assets*                      9.13%(c)         5.60%(c)         4.83%(c)       4.99%(c)     5.19%       5.59%
Portfolio turnover rate                   17.00%           18.00%           17.00%         18.00%       12.00%      14.00%


                                    PERIOD FROM
                                    FEBRUARY 11,
                                      1991 TO
                                    DECEMBER 31,
                                      1991(A)
                                    ------------

NET ASSET VALUE, BEGINNING OF
 PERIOD                               $  12.00
----------------------------------
Investment Activities
    Net investment income                 0.64
    Net realized and unrealized
      gains (losses) on
      investments                         0.50
----------------------------------
    Total from investment
      activities                          1.14
----------------------------------
Distributions
    Net investment income                (0.64)
    Net realized gains                      --
----------------------------------
    Total Distributions                  (0.64)
----------------------------------
NET ASSET VALUE, END OF PERIOD        $  12.50
----------------------------------
Total Return (excludes sales
  charge)                                11.06%(b)
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 20,995
Ratio of expenses to average net
  assets                                  0.45%(c)
Ratio of net investment income to
  average net assets                      6.28%(c)
Ratio of expenses to average net
  assets*                                 0.95%(c)
Ratio of net investment income to
  average net assets*                     5.78%(c)
Portfolio turnover rate                  61.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                          FUND FOR INCOME PORTFOLIO
                                            --------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                           FEBRUARY 1,
                                                             1994 TO                       YEARS ENDED JANUARY 31,
                                                           OCTOBER 31,     -------------------------------------------------------
                                                              1994          1994        1993        1992        1991        1990
                                            SIX MONTHS     -----------     -------     -------     -------     -------     -------
                                              ENDED
                                            APRIL 30,
                                               1995
                                            ----------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.43        $ 10.14       $ 10.57     $ 10.55     $ 10.19     $  9.90     $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                       (0.05)          0.52          0.80        0.80        0.85        0.91        0.93
    Net realized and unrealized gains
      (losses) on investments                    0.58          (0.71)        (0.41)       0.06        0.36        0.29        0.17
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment activities             0.53          (0.19)         0.39        0.86        1.21        1.20        1.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                       (0.35)         (0.52)        (0.80)      (0.80)      (0.85)      (0.91)      (0.93)
    Net realized gains                             --             --         (0.02)      (0.04)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.35)         (0.52)        (0.82)      (0.84)      (0.85)      (0.91)      (0.93)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   9.61        $  9.43       $ 10.14     $ 10.57     $ 10.55     $ 10.19     $  9.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)             5.70%(a)      (1.99)%(a)     3.75%       8.45%      12.34%      12.75%      11.77%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 24,713        $29,358       $46,632     $55,075     $58,055     $44,097     $35,788
Ratio of expenses to average net assets          0.57%(b)       1.12%(b)      1.13%       1.12%       0.92%       0.50%       0.29%
Ratio of net investment income to
  average net assets                             3.51%(b)       7.21%(b)      7.65%       7.56%       8.18%       9.15%       9.34%
Ratio of expenses to average net assets*         0.74%(b)       1.26%(b)
Ratio of net investment income to
  average net assets*                            3.34%(b)       7.07%(b)
Portfolio turnover                              27.00%         18.00%        47.00%      23.00%      24.00%       5.00%       5.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.

(b) Annualized

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                   LIMITED TERM INCOME FUND
                                         ----------------------------------------------------------------------------
                                                                           YEARS ENDED OCTOBER 31,
                                                         ------------------------------------------------------------
                                                           1994         1993         1992         1991         1990
                                         SIX MONTHS      --------     --------     --------     --------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $  10.53     $  10.45     $  10.33     $  10.02     $  10.04
---------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.27          0.54         0.57         0.64         0.73         0.76
  Net realized and unrealized gains
    (losses) on investments                    0.11         (0.61)        0.08         0.13         0.31        (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.38         (0.07)        0.65         0.77         1.04         0.75
---------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.28)        (0.54)       (0.57)       (0.64)       (0.73)       (0.77)
  Net realized gains                                        (0.04)                    (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.28)        (0.58)       (0.57)       (0.65)       (0.73)       (0.77)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    9.98      $   9.88     $  10.53     $  10.45     $  10.33     $  10.02
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          3.80%(a)     (0.66)%       6.39%        7.77%       10.82%        7.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 168,112      $ 79,150     $ 81,771     $ 55,565     $ 43,763     $ 31,303
  Ratio of expenses to average net
    assets                                     0.77%(b)      0.79%        0.77%        0.78%        0.80%        0.82%
  Ratio of net investment income to
    average net assets                         5.86%(b)      5.29%        5.49%        6.18%        7.20%        7.63%
  Ratio of expenses to average net
    assets*                                    0.79%(b)      0.97%        0.78%
  Ratio of net investment income to
    average net assets*                        5.84%(b)      5.10%        5.48%
  Portfolio turnover                          24.49%        41.26%       50.27%       14.97%        9.79%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

                                                                     GOVERNMENT MORTGAGE FUND
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED OCTOBER 31,                  MAY 18, 1990
                                         ENDED APRIL     ----------------------------------------------     TO OCTOBER 31,
                                          30, 1995         1994         1993         1992        1991          1990(A)
                                         -----------     --------     --------     --------     -------     --------------

                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $   10.33      $  11.36     $  11.07     $  10.73     $ 10.18        $  10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.36          0.68         0.66         0.74        0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.32         (1.02)        0.32         0.34        0.55            0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.68         (0.34)        0.98         1.08        1.35            0.53
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.37)        (0.67)       (0.66)       (0.74)      (0.80)          (0.35)
  Net realized gains                          (0.08)        (0.02)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.45)        (0.69)       (0.69)       (0.74)      (0.80)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   10.56      $  10.33     $  11.36     $  11.07     $ 10.73        $  10.18
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          6.64%(b)     (3.01)%       9.05%       10.34%      13.77%           5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 143,435      $148,168     $132,738     $ 73,660     $42,616        $ 31,972
  Ratio of expenses to average net
    assets                                     0.77%(c)      0.76%        0.75%        0.77%       0.78%           0.82%(c)
  Ratio of net investment income to
    average net assets                         6.99%(c)      6.38%        5.92%        6.82%       7.68%           7.98%(c)
  Ratio of expenses to average net
    assets*                                    0.79%(c)      0.96%        0.76%
  Ratio of net investment income to
    average net assets*                        6.97%(c)      6.18%        5.92%
  Portfolio turnover                          24.12%       131.63%       50.18%       11.19%      20.70%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                          INTERMEDIATE INCOME FUND          INVESTMENT QUALITY BOND FUND
                                     ----------------------------------  ----------------------------------
                                                         DECEMBER 10,                        DECEMBER 10,
                                                             1993                                1993
                                                        TO OCTOBER 31,                      TO OCTOBER 31,
                                                           1994(A)                             1994(A)
                                     SIX MONTHS ENDED  ----------------  SIX MONTHS ENDED  ----------------
                                        APRIL 30,                           APRIL 30,
                                           1995                                1995
                                     ----------------                    ----------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.25          $  10.00          $   9.10          $  10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.30              0.52              0.31              0.53
  Net realized and unrealized gains
    (losses) on investments                  0.17             (0.76)             0.29             (0.92)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.47             (0.24)             0.60             (0.39)
-----------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.31)            (0.51)            (0.32)            (0.51)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   9.41          $   9.25          $   9.38          $   9.10
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   5.07%(b)         (2.48)%(b)         6.74%(b)         (3.92)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $133,225          $112,923          $ 92,202          $ 94,685
  Ratio of expenses to average net
    assets                                   0.81%(c)          0.79%(c)          0.84%(c)          0.79%(c)
  Ratio of net investment income to
    average net assets                       6.65%(c)          6.23%(c)          6.89%(c)          6.33%(c)
  Ratio of expenses to average net
    assets*                                  1.08%(c)          1.25%(c)          1.10%(c)          1.25%(c)
  Ratio of net investment income to
    average net assets*                      6.38%(c)          5.77%(c)          6.63%(c)          5.87%(c)
  Portfolio turnover                        28.74%            55.06%            54.92%            89.92%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                     OHIO MUNICIPAL BOND FUND
                                           -----------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,                MAY 18, 1990
                                                           ------------------------------------------     TO OCTOBER 31,
                                                            1994        1993        1992        1991         1990(A)
                                           SIX MONTHS      -------     -------     -------     ------     --------------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.33       $ 11.52     $ 10.52     $ 10.37     $10.06         $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.26          0.49        0.52        0.60       0.65           0.28
  Net realized and unrealized gains
    (losses) on investments                     0.52         (0.94)       1.00        0.15       0.31           0.04
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities            0.78         (0.45)       1.52        0.75       0.96           0.32
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                         0.26         (0.49)      (0.52)      (0.60)     (0.65)         (0.26)
  Net realized gains                                         (0.25)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.26)        (0.74)      (0.52)      (0.60)     (0.65)         (0.26)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 10.85       $ 10.33     $ 11.52     $ 10.52     $10.37         $10.06
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           7.67%(b)     (4.08)%     14.75%       7.34%      9.87%          3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)            $58,137       $57,704     $50,676     $17,676     $8,042         $6,315
  Ratio of expenses to average net
    assets                                      0.64%(c)      0.51%       0.42%       0.09%      0.01%          0.38%(c)
  Ratio of net investment income to
    average net assets                          4.88%(c)      4.58%       4.77%       5.76%      6.39%          6.11%(c)
  Ratio of expenses to average net
    assets*                                     0.95%(c)      1.09%       0.86%       0.84%      0.82%          1.17%(c)
  Ratio of net investment income to
    average net assets*                         4.58%(c)      4.01%       4.33%       5.01%      5.58%          5.32%(c)
  Portfolio turnover                           64.80%        52.59%     150.76%      47.28%     15.06%         17.62%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED FUND                 STOCK INDEX FUND                  VALUE FUND
                                        ---------------------------     --------------------------     ---------------------------
                                                       DECEMBER 10,                    DECEMBER 3,                    DECEMBER 3,
                                                         1993 TO                         1993 TO                        1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED         1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      -----------     APRIL 30,      ------------
                                                                           1995                           1995
                                        SIX MONTHS                      ----------                     ----------
                                          ENDED                         (UNAUDITED)                    (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.62        $  10.00        $  10.18       $   10.00       $  10.13        $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.21            0.33            0.12            0.20           0.14            0.21
  Net realized and unrealized gains
    (losses) on investments                  0.62           (0.39)           0.92            0.16           0.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.83           (0.06)           1.04            0.36           0.93            0.32
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.24)          (0.32)          (0.13)          (0.18)         (0.14)          (0.19)
  Net realized gains                                                                                       (0.17)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.24)          (0.32)          (0.13)          (0.18)         (0.31)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.21        $   9.62        $  11.09       $   10.18       $  10.75        $  10.13
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   8.77%(b)       (0.57)%(b)      10.28%(b)        3.66%(b)       9.43%(b)        3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $158,762        $127,285        $105,834       $  89,686       $261,830        $188,184
  Ratio of expenses to average net
    assets                                   0.91%(c)        0.87%(c)        0.58%(c)        0.58%(c)       0.91%(c)        0.92%(c)
  Ratio of net investment income to
    average net assets                       4.30%(c)        3.97%(c)        2.48%(c)        2.35%(c)       2.88%(c)        2.32%(c)
  Ratio of expenses to average net assets*      1.32%(c)       1.49%(c)      0.92%(c)        1.10%(c)       1.29%(c)        1.48%(c)
  Ratio of net investment income to
    average net assets*                      3.89%(c)        3.35%(c)        2.14%(c)        1.82%(c)       2.50%(c)        1.76%(c)
  Portfolio turnover                        45.32%         118.49%          11.06%           1.44%          8.95%          39.05%

------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                  DIVERSIFIED STOCK FUND
                                        ---------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         1994         1993         1992         1991         1990
                                        SIX MONTHS     --------     --------     --------     --------     --------
                                          ENDED
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.68      $  13.39     $  12.16     $  11.44     $   9.25     $   9.90
-------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.14          0.25         0.18         0.19         0.23         0.26
  Net realized and unrealized gains
    (losses) on investments                  1.05          0.64         1.50         1.11         2.20        (0.67)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         1.19          0.89         1.68         1.30         2.43        (0.41)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.15)        (0.23)       (0.21)       (0.19)       (0.24)       (0.24)
  Net realized gains                        (1.38)        (1.37)       (0.24)       (0.39)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (1.53)        (1.60)       (0.45)       (0.58)       (0.24)       (0.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.34      $  12.68     $  13.39     $  12.16     $  11.44     $   9.25
-------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                  10.83%(a)      7.39%       14.04%       11.57%       27.50%       (4.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $321,593      $263,227     $257,405     $227,839     $177,472     $121,754
  Ratio of expenses to average net
    assets                                   0.87%(b)      0.89%        0.89%        0.91%        0.91%        0.91%
  Ratio of net investment income to
    average net assets                       2.35%(b)      2.06%        1.45%        1.63%        2.06%        2.75%
  Ratio of expenses to average net
    assets*                                  0.91%(b)      1.10%        0.90%
  Ratio of net investment income to
    average net assets*                      2.31%(b)      1.86%        1.43%
  Portfolio turnover                        43.76%       103.62%       86.32%       74.83%       50.78%       63.10%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                GROWTH FUND                 SPECIAL VALUE FUND              SPECIAL GROWTH FUND
                                        ---------------------------     ---------------------------     ---------------------------
                                                       DECEMBER 3,                     DECEMBER 3,                     DECEMBER 3,
                                                         1993 TO                         1993 TO                         1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED          1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      ------------     APRIL 30,      ------------
                                                                           1995                            1995
                                        SIX MONTHS                      ----------                      ----------
                                          ENDED                         (UNAUDITED)                     (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  10.23        $  10.00        $  10.49        $  10.00        $   8.90       $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.06            0.10            0.08            0.11            0.01             0.02
  Net realized and unrealized gains
    (losses) on investments                  0.64            0.22            0.82            0.48            0.45            (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.70            0.32            0.90            0.59            0.46            (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.06)          (0.09)          (0.08)          (0.10)          (0.01)           (0.02)
  Net realized gains                        (0.05)                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.11)          (0.09)          (0.13)          (0.10)          (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.82        $  10.23        $  11.26        $  10.49        $   9.35       $     8.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   6.91%(b)        3.22%(b)        8.65%(b)        5.92%(b)        5.20%(b)    (10.81)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $ 43,861        $ 66,921        $153,591        $118,600        $ 19,386       $   24,593
  Ratio of expenses to average net
    assets                                   1.03%(c)        0.94%(c)        1.01%(c)        1.00%(c)        1.16%(c)      0.98%(c)
  Ratio of net investment income to
    average net assets                       1.11%(c)        1.10%(c)        1.57%(c)        1.23%(c)        0.25%(c)      0.24%(c)
  Ratio of expenses to average net assets*      1.39%(c)       1.51%(c)      1.31%(c)        1.49%(c)        1.54%(c)      1.58%(c)
  Ratio of net investment income
    (loss) to average net assets*            0.75%(c)        0.52%(c)        1.27%(c)        0.74%(c)       (0.14)%(c)     (0.36)(c)
  Portfolio turnover                         2.56%          28.09%          18.88%          17.90%          39.58%          118.39%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                 OHIO REGIONAL STOCK FUND
                                         ------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                          1994        1993        1992        1991         1990
                                         SIX MONTHS      -------     -------     -------     -------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.56       $ 14.69     $ 12.12     $ 11.15     $  6.75     $   9.72
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       0.09          0.18        0.16        0.20        0.21         0.24
  Net realized and unrealized gains
    (losses) on investments                   0.85          0.39        2.63        1.07        4.39        (2.98)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          0.94          0.57        2.79        1.27        4.60        (2.74)
-----------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                      (0.09)        (0.17)      (0.18)      (0.21)      (0.20)       (0.23)
  Net realized gains                         (0.74)        (0.53)      (0.04)      (0.09)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.83)        (0.70)      (0.22)      (0.30)      (0.20)       (0.23)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.67       $ 14.56     $ 14.69     $ 12.12     $ 11.15     $   6.75
-----------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         7.06%(a)      3.96%      23.16%      11.50%      68.68%      (28.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)          $35,183       $33,965     $34,926     $36,115     $27,092     $ 13,039
  Ratio of expenses to average net
    assets                                    1.18%(b)      1.04%       1.04%       1.04%       1.08%        1.11%
  Ratio of net investment income to
    average net assets                        1.27%(b)      1.27%       1.17%       1.73%       2.16%        2.66%
  Ratio of expenses to average net
    assets*                                   1.22%(b)      1.27%       1.06%
  Ratio of net investment income to
    average net assets*                       1.22%(b)      1.04%       1.15%
  Portfolio turnover                          4.86%        14.38%       7.25%       7.56%      14.59%       11.17%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL GROWTH FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                  YEARS ENDED OCTOBER 31,                 MAY 18, 1990
                                          APRIL 30,      --------------------------------------------     TO OCTOBER 31,
                                            1995          1994         1993        1992        1991          1990(A)
                                         -----------     -------     --------     -------     -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.32      $ 11.93     $   8.93     $  9.20     $  9.46        $  10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             (0.01)       (0.03)      (0.02)       0.51            0.09
  Net realized and unrealized gains
    (losses) on investments                   (0.79)        1.40         3.03       (0.17)      (0.25)          (0.55)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          (0.79)        1.39         3.00       (0.19)       0.26           (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                             (0.01)      (0.52)          (0.08)
  Net realized gains                          (0.62)                                (0.07)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   11.91      $ 13.32     $  11.93     $  8.93     $  9.20        $   9.46
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         (5.82)%(b)   11.65%       33.59%      (2.08)%      2.93%          (4.54)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $  86,530      $81,307     $ 30,629     $11,091     $ 5,682        $  9,878
  Ratio of expenses to average net
    assets                                     1.51%(c)     1.48%        1.46%       1.56%       1.72%           1.70%(c)
  Ratio of net investment income
    (loss) to average net assets              (0.29)%(c)   (0.51)%      (0.74)%     (0.20)%      5.97%           2.51%%(c)
  Ratio of expenses to average net
    assets*                                    1.66%(c)     1.83%        1.63%       1.72%
  Ratio of net investment loss to
    average net assets*                       (0.45)%(c)   (0.86)%      (0.91)%     (0.35)%
  Portfolio turnover                          26.04%       50.66%       45.43%      91.92%     102.53%          12.16%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

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                              THE VICTORY FUNDS


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





                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS


                             THE SPECIAL VALUE FUND






February 1, 1996




         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios -
The Special Value Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


Investment Policies and Limitations    1              INVESTMENT ADVISER
Valuation of Portfolio Securities      7      KeyCorp Mutual Fund Advisers, Inc.
Additional Purchase and
 Redemption Information                8
Management of the Victory Portfolios  10            INVESTMENT SUB-ADVISER
Advisory and Other Contracts          19         Society Asset Management, Inc.
Additional Information                26
Independent Auditor's Report          31                 ADMINISTRATOR
Financial Statements                  31          Concord Holding Corporation
Appendix                              32
                                                          DISTRIBUTOR
                                            Victory Broker-Dealer Services, Inc.

                                                         TRANSFER AGENT
                                             Primary Funds Services Corporation

                                                            CUSTODIAN
                                                Key Trust Company of Ohio, N.A.

                      STATEMENT OF ADDITIONAL INFORMATION




         The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty- eight series of units of beneficial interest ("shares"), representing interests in twenty-eight separate investment portfolios. This Statement of Additional Information relates to The Special Value Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT POLICIES AND LIMITATIONS


Additional Information on Fund Instruments


         The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.


Bankers' Acceptances and Certificates of Deposit. The Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.


         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits invested in by the Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund.


         The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs") which are U.S. dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Victory Portfolios' Board of Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by a NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this Statement of Additional Information.


         Variable Amount Master Demand Notes. Variable amount master demand notes in which the Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, the Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for unrated commercial paper, and Key Advisers or the Sub-Adviser will continuously monitor the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," the Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of the Fund's investment policies, a variable amount master note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. (See Variable and Floating Rate Notes.)

         Foreign Investment. The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges. Such investment may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices are more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Permissible investments include obligations or securities of foreign issuers, foreign branches of U.S. banks and of foreign banks. The Fund will acquire such securities only when Key Advisers or the Sub-Adviser believes the risks associated with such investments are minimal.

         Variable and Floating Rate Notes. The Fund may acquire variable and floating rate notes, subject to its investment objectives, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will only be those determined by Key Advisers or the Sub-Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies.
In making such determinations, Key Advisers or the Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.


         Variable or floating rate notes may have maturities of more than one year, as follows:


         1. A note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         3. A variable rate note that is subject to a demand feature scheduled to be paid in one year or more will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         4. A floating rate note that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.



Options. The Fund may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. The Fund may write call options on its common stocks in an attempt to realize a greater current return than would be realized on the securities alone. The Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of its investment objective, the Fund generally would write call options only in circumstances where Key Advisers or the Sub-Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised.

So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline). The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of the Fund's ability to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

         Futures Contracts. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency.

         Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.

Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

         When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

         The Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

         Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         The Fund has undertaken to restrict its futures contract trading as follows: first, the Fund will not engage in transactions in futures contracts for speculative purposes; second, the Fund will not market itself to the public as commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets; third, the Fund will disclose to all prospective shareholders the purpose of and limitations on its commodity futures trading; fourth, the Fund will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Fund's intention to qualify as such.

         Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, the Key Advisers and The Sub-Adviser do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         The Fund may also acquire and sell put options on the securities held in its portfolio.

         A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Fund's assets. See "Variable and Floating Rate Notes" and "VALUATION" in this Statement of Additional Information.

         Miscellaneous Securities. The Fund can invest in various securities issued by domestic and foreign corporations, including preferred stocks and investment grade corporate bonds, notes, and warrants. Bonds are long-term corporate debt instruments secured by some or all of the issuer's assets, debentures are general corporate debt obligations backed only by the integrity of the borrower, and warrants are instruments that entitle the holder to purchase a certain amount of common stock at a specified price, which price is usually higher than the current market price at the time of issuance. Preferred stocks are instruments that combine qualities both of equity and debt securities. Individual issues of preferred stock will have those rights and liabilities that are spelled out in the governing document. Preferred stocks usually pay a fixed dividend per quarter (or annum) and are senior to common stock in terms of liquidation and dividends rights, and preferred stocks typically do not have voting rights. The Fund will only purchase preferred stocks where the issuer is publicly traded and has capital in excess of $200 million.


         The Fund also may invest, consistent with its investment objective and policies, in zero coupon bonds, which are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Zero-coupon obligations have greater price volatility than coupon obligations.

         "When-Issued" Securities. As discussed in the Prospectus, the Fund may purchase securities on a "when issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when issued" basis, the Victory Portfolios' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund does not intend to purchase "when issued" securities for speculative purposes, but only in furtherance of its investment objective.

         U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.

Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Trustees. The Fund intends to limit its securities lending to 33 1/3% of total assets.

         Other Investment Companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in money market funds of the Victory Portfolios. Key Advisers and/or the Sub-Adviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees.

         Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Victory Portfolios' Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase agreements are considered by the staff of the Commission to be loans by the Fund.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including the accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Restrictions

         The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -- Miscellaneous" of this Statement of Additional Information).

        THE FUND MAY NOT:

        1. Participate on a joint or joint and several basis in any securities trading account.

        2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

        3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

        4. Issue any senior  security (as defined in the 1940 Act),  except that
(a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities , the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

        5. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

        6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.


        7. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

        8. With respect to 75% of the Fund's total assets, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

       9. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water and telephone will be considered as separate industries.

        The following restrictions are not fundamental and may be changed without shareholder approval:

        1. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

        2. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

        3. The Fund will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A ("Restricted Securities"), or securities offered pursuant to
Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Key Advisers or the Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors. However, because state securities laws may limit the Fund's investment in Restricted Securities (regardless of the liquidity of the investment), investments in Restricted Securities resalable under Rule 144A will continue to be subject to applicable state law requirements until such time, if ever, that such limitations are changed.

        4. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

        5. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in the money market funds of the Victory Portfolios.

        6.     Buy state, municipal, or private activity bonds.

State Regulations

        In addition, each of the Victory Portfolios, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policies, which may be modified in the future by the Trustees without a vote of the Victory Portfolios' shareholders: (i) the Victory Portfolios has represented to the Texas State Securities Board, on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate); and (ii) the Victory Portfolios has represented to the Texas State Securities Board on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest more than 5% of their net assets in warrants valued at the lower of cost or market; provided that, included within that amount, but not to exceed 2% of net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities are deemed to be without value.

The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

FUTURE DEVELOPMENTS

        The Fund may take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and Statement of Additional Information. Prior to commencing any new investment practice, the Fund will notify shareholders by means of prospectus supplement.

Portfolio Turnover

        The turnover rate for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. In the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were ___% and __%, respectively.


                        VALUATION OF PORTFOLIO SECURITIES

        Investment securities held by the Fund are valued on the basis of valuations provided by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities, in determining value. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Board of Trustees.


                                   PERFORMANCE

        As described in the Prospectus, from time to time the "standardized yield," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each class of Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

        Yield and total return information may be useful to investors in reviewing the Victory Portfolios' performance. The Fund's advertisement of its performance must, under applicable Commission rules, include the average annual total returns for each class of shares of the Fund for the 1, 5 and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Victory Portfolios of future yields or rates of return on its shares. The yield and total returns of the Class A and Class B shares of the Fund are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds and its operating expenses.

        STANDARDIZED YIELDS. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

               Standardized Yield = 2 [[(a-b + 1)to the sixth] - 1]
                                           ---------
                                               cd

        The symbols above represent the following factors:

         a =      dividends and interest earned during the 30-day period.
         b =      expenses accrued for the period (net of any expense
                  reimbursements).
         c =      the average daily number of shares of that class
                  outstanding during the 30-day period
                  that were entitled
                  to receive dividends.
         d =      the maximum offering price per share of the class on the
                  last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of that class, described below. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ. The yield on Class A shares for the 30-day period ended April 30, 1995 was ____% .

         DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time the Fund may quote a "dividend yield" or a "distribution return" for each class. Dividend yield is based on the Class A or Class B share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions for that class declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share of that class A) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield of the Class =

      Dividends of the Class +  Number of days (accrual period) x 365
        ------------------------------------------------------------
            Max. Offering Price of the Class (last day of period)

         The maximum offering price for Class A shares includes the maximum front-end sales charge. For Class B shares, the maximum offering price is the net asset value per share, without considering the effect of contingent deferred sales charges.

         From time to time similar yield or distribution return calculations may also be made using the Class A net asset value (instead of its respective maximum offering price) at the end of the period. The dividend yields on Class A shares at maximum offering price and net asset value for the 30-day period ended ________, 1995 were ____% and ____%, respectively.

         TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                  (  ERV  )1 to the Nth - 1 = Average Annual Total Return
                  ---------------------------------------------
                  (   P   )

         The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                  ERV - P = Total Return
                     P

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown any net asset value, as described below). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The average annual total return and cumulative total return on Class A shares for the period December 3, 1993 (commencement of operations) to ____, 1995 (life of fund) at maximum offering price were ___% and ____%, respectively. For the one year period ended _______________, 1995 annual total return for Class A was
------%.

         From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A or Class B shares. It is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The average annual total return and cumulative total return on Class A shares for the period December 3, 1993 (commencement of operations) to ________, 1995 (life of fund), at net asset value, was ____% and ___%, respectively. For the one year period ended ______, 1995, average annual total return for Class A shares was ___% .

         OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks the performance of the Fund's classes against (i) all other funds, excluding money market funds, and (ii) all other government bond funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

         From time to time the Fund may publish the ranking of the performance of its Class A or Class B shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's three, five and ten-year average annual total returns (when available) and a risk adjustment factor that reflects Fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star. Morningstar ranks the Class A and Class B shares of the Fund in relation to other taxable bond funds.

         The total return on an investment made in Class A or Class B shares of the Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Salomon Brothers World Government Bond Index, the Standard & Poor's 500 Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgaged-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The S&P 500 Index is a composite index of 500 common stocks generally regarded as an index of U.S. stock market performance. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not application to indices.

         From time to time, the yields and the total returns of Class A or Class B shares of the Fund may be quoted in and compared to other mutual funds with similar investment objective in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, Treasury bills and shares of Fund as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-539-3863.

         Investors may also judge, and the Fund may at times advertise, performance of Class A or Class B shares by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC/Donoghue's Money Fund Reports, Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

         Advertisements   and  sales  literature  may  include   discussions  of
specifics of the portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis.

         Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, its investment philosophy.

         When comparing yield, total return and investment risk of an investment in Class A or Class B shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.


             ADDITIONAL PURCHASE EXCHANGE AND REDEMPTION INFORMATION

The Victory Portfolios (see "Description of Victory Portfolios" below) is open for business and the NAV of each class of shares of the Fund is calculated on each Business Day. A Business Day is every day on which the NYSE is open for business, the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The NAV of each class is determined and its shares are priced as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time (the "Valuation Time")) on each Business Day of the Fund. The NYSE or the Federal Reserve Bank of Cleveland will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The holiday closing schedule is subject to change.

         When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's Transfer Agent will determine the Fund's NAVs at Valuation Time. A Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days.

         [If, in the opinion of the Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale as well as the associated inconveniences.]

         Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying the Fund's exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange or (ii) the Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

         In the Prospectus, the Victory Portfolios, Key Advisers and the Sub-Adviser have notified shareholders that they reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                         ADDITIONAL PURCHASE INFORMATION

         ALTERNATIVE SALES ARRANGEMENTS - CLASS A AND CLASS B SHARES.
 The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

         The two classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B shares are subject.

         CLASS B CONVERSION FEATURE. Ninety-six months after an investor's purchase order for Class B shares is accepted, such "Matured Class B Shares" automatically will convert to Class A shares, on the basis of the relative net asset value of the two classes, without the imposition of any sales load or other charge. Each time any Matured Class B shares convert to Class A shares, any Class B shares acquired by the reinvestment of dividends or distributions on such Matured Class B shares that are still held will also convert to Class A shares, on the same basis. The conversion feature is intended to relieve holders of Matured Class B shares of the asset-based sales charge under the Class B Distribution Plan after such shares have been outstanding long enough that the Distributor may have been compensated for distribution expenses related to such shares.

         The conversion of Matured Class B shares to Class A shares is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Matured Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversion of Matured Class B shares would occur while such suspension remained in effect. Although Matured Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         The methodology for calculating the net asset value, dividends and distributions of the Fund Class A and Class B shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses included (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

         REDUCED SALES CHARGE. Reduced sales charges are applicable to purchases of $50,000 or more of Class A shares of the Fund alone or in combination with purchases of shares of other Victory Portfolios made at any one time. To obtain the reduction of the sales charge, you or your investment professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable sales charge.

         The contingent deferred sales charge is waived on Class B shares in the following cases: (i) shares sold to Key Advisers, the Sub-Adviser or their affiliates; (ii) shares issued in plans of reorganization to which the Fund is a party; and (iii) shares redeemed in involuntary redemptions.

         In addition to investing at one time in any combination of Class A shares of the Victory Portfolios in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

         COMBINED PURCHASES. When you invest in Class A shares of the Victory Portfolios for several accounts at the same time, you may combine these investments into a single transaction if purchased through one investment professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations under Section 501(c)(3) of the Internal Revenue Code.

         RIGHTS OF ACCUMULATION. Your "Rights of Accumulation" permit reduced sales charges on future purchases of Class A shares after you have reached a new breakpoint. You can add the value of existing Victory Portfolios shares held by you, your spouse, and your children under age 21, determined at the previous day's NAV at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

         LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of the Fund alone or in combination with Class A shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

         Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

         If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

         If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.


                         ADDITIONAL EXCHANGE INFORMATION

         Class A shares of the Victory Portfolios (see "Description of Victory Portfolios" below) may be exchanged for shares of any Victory money market fund or any Victory Portfolios with a reduced sales charge. Shares of any Victory money market portfolio or any Victory Portfolios with a reduced sales charge may be exchanged for shares of the Fund upon payment of the difference in the sales charge (or, if applicable, shares of any Victory money market portfolio may be used to purchase Class B shares of the Fund.)

         Class B shares of the Fund may be exchanged for shares of other Victory Portfolios that offer Class B shares. The CDSC applicable to Class B shares is imposed on Class B shares redeemed within six years of the initial purchase of the exchanged Class B shares. When Class B shares are redeemed to effect an exchange, the priorities described in "How to Invest" in the Prospectus for the imposition of the Class B CDSC will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares.


                        ADDITIONAL REDEMPTION INFORMATION

         REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares, or
(ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed, in Class A shares of the Fund or any of the other Victory Portfolios into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No charge is currently made for reinvestment in shares of the Fund but a reinvestment in shares of certain other Victory Portfolios is subject to a $5.00 service fee. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Victory Portfolios within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the Fund. For information on which funds are available for the Reinstatement Privilege, please consult your program materials.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund ordinarily declares and pays dividends separately for Class A and Class B shares from its net investment income quarterly. The Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.

         The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements - Class A and Class B," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B shares are expected to be lower as a result of the asset-based sales charge on Class B shares, and Class B dividends will also differ in amount as a consequence of any difference in net asset value between Class A and Class B shares.

         For this purpose, the net income of the Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to Key Advisers or the Sub-Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Victory Portfolios in proportion to the Fund's share of the total net assets of the Victory Portfolios.


Additional Tax Information


         It is the policy of each fund of the Victory Portfolios to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Code, for so long as such qualification is in the best interest of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Victory Portfolios expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.

         In order to qualify as a RIC, each fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Victory Portfolios control and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Victory Portfolios may engage in short-term trading and concentrate investments. If a fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         Certain investment and hedging activities of a fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Victory Portfolios and their securities.

         Each fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide (or provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Victory Portfolios. No attempt has been made to present a complete explanation of the federal tax treatment of a fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a fund of these Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                      MANAGEMENT OF THE VICTORY PORTFOLIOS

Board of Trustees

         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                               Position(s) Held
                               With the Victory        Principal Occupation
Name, Address and Age          Portfolios              During Past 5 Years
---------------------          --------------------    -------------------
Robert G. Brown, 72
5460 N. Ocean Drive
Singer Island, FL  33404       Trustee                 Retired; from October 1983 to November 1990, President,
                                                       Cleveland Advanced Manufacturing Program (non-profit
                                                       corporation engaged in regional economic development);
                                                       Trustee, The Victory Funds.

Edward P. Campbell, 45
Nordson Corporation
28601 Clemens Road
Westlake, OH  44145            Trustee                 From March, 1994 to present, Executive Vice President and
                                                       Chief Operating Officer of Nordson Corporation
                                                       (manufacturer of application equipment); from May, 1988
                                                       March 1994, Vice President of Nordson Corporation; from
                                                       1987 to August 1994, member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May 1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds and Spears, Benzak, Salomon and Farrell
                                                       ("SBSF") Funds.
Dr. Harry Gazelle, 67
17822 Lake Road
Lakewood, Ohio  44107          Trustee                 Retired radiologist, Drs. Hill and Thomas Corp. Trustee,
                                                       The Victory Funds.







Dr. Thomas F. Morrissey, 62
Weatherhead School of
   Management
Case Western Reserve
  University
10900 Euclid Avenue
Cleveland, OH  44106-7235      Trustee                 1995 Visiting Scholar, Bond University, Queensland,
                                                       Australia; Professor, Weatherhead School of Management,
                                                       Case Western Reserve University; from 1989 to 1995,
                                                       Associate Dean of Weatherhead School of Management;
                                                       from 1987 to August 1994, Member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May  1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds.

Stanley I. Landgraf, 70
41 Traditional Lane
Albany, NY  12211              Trustee                 Retired; currently, Trustee, Rensselaer Polytechnic Institute;
                                                       Director, Elenel Corporation, Albany International
                                                       Corporation and Mechanical Technology, Inc.; Member,
                                                       Board of Overseers, School of Management, Rensselaer
                                                       Polytechnic Institute; Member, The Fifty Group (a Capital
                                                       Region business organization); Trustee, The Victory Funds.

Leigh A. Wilson*, 51
River Tower
420 East 54th Street
Apt. 10H
New York, NY  10022            Trustee and President   From 1989 to present, Chairman and Chief Executive
                                                       Officer,        Glenleigh
                                                       International    Limited;
                                                       from   1984-1989,   Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and SBSF Funds.

Dr. H. Patrick Swygert, 52
Howard University
2400 6th Street, N.W.
Suite 320
Washington, D.C. ___           Trustee                 Currently President, Howard University; Trustee, The
                                                       Victory Funds; formerly President, State University of New
                                                       York at Albany; formerly, Executive Vice President,
                                                       Temple University.

------------
* Mr. Wilson is deemed to be an "interested person" of The Victory Portfolios under the 1940 Act solely by reason of his position as President.

         The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Morrissey, Brown and Landgraf (Chairman), who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Board of Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as disinterested Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

         The Investment Policy Committee met four times during the current fiscal year commencing November 1, 1994. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met once since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the current fiscal year prior to May 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

         Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the Funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

         The following tables indicate the compensation received by each Trustee during the fiscal year of the Funds which ended on October 31, 1995:


                                                The Victory   The Victory                            The Victory       The Victory
                              The Victory       Diversified   Government          The Victory        Intermediate     International
                           Balanced Fund1/       Stock Fund  Mortgage Fund1/      Growth Fund2/      Income Fund      Growth Fund2/
                           ---------------       ----------  ---------------      -------------      -----------      -------------
Robert G. Brown,
    Trustee ........            $1,178.91         $2,331.48         $1,126.45         $1,168.23           $980.48           $880.52

Edward P. Campbell,
  Trustee ..........             1,539.75          2,009.87          1,174.17            740.45            841.67            670.63

Harry Gazelle,
  Trustee ..........               974.79          1,929.86            919.93            987.41            809.59            735.72

John W. Kemper,
  Trustee* .........               541.57          1,060.05            589.95            843.06            458.81            506.60

Thomas F. Morrissey,
  Trustee ..........             1,539.75          2,009.87          1,174.17          1,151.74            841.67            802.87

Stanley I. Landgraf,
  Trustee ..........             1,014.75          2,009.87            949.17            842.51            841.67            708.01

Leigh A. Wilson,
  Trustee ..........             1,112.55          2,206.35          1,021.27          1,213.17            920.59            865.44

H. Patrick Swygert,
  Trustee ..........             1,014.75          2,009.87            949.17          1,151.74            841.67            802.87

John Buckingham,*
  Trustee ..........               541.57          1,060.05            589.95            226.15            458.81            409.93

John R. Young,*
  Trustee ..........               577.04          1,132.82            621.95            750.08            488.98            494.95

*Resigned

------------------------------------------------


1/ For certain Trustees, these amounts include payments made by the Society Collective Investment Retirement Funds, which were reorganized into these Funds as of December 19, 1994.

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                             The Victory     The Victory         The Victory       The Victory      The Victory       The Victory
                      Investment Quality     Limited Term      Ohio Municipal    Ohio Regional   Prime Obligations       Special
                            Bond Fund2/      Income Fund2/         Bond Fund        Stock Fund           Fund           Value Fund
                            -------------    -------------         -----------      ------------       ---------         ----------
Robert G. Brown,
  Trustee ..........            $1,052.54         $1,155.92           $443.98           $271.80         $4,747.58         $1,091.75

Edward P. Campbell,
  Trustee ..........               776.01            922.20            376.72            231.79          3,921.95            942.58

Harry Gazelle,
  Trustee ..........               876.72            969.26            364.09            223.52          3,832.26            904.37

John W. Kemper,*
  Trustee ..........               644.08            581.73            223.59            133.11          2,818.92            489.58

Thomas F. Morrissey,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

Stanley I. Landgraf,
   Trustee .........               827.74            960.31            376.72            231.79          3,921.95            942.58

Leigh A. Wilson,
  Trustee ..........             1,033.38          1,143.77            407.85            252.05          4,143.70          1,036.09

H. Patrick Swygert,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

John D. Buckingham,*
  Trustee ..........               504.76            495.35            223.59            133.11          2,818.92            489.58

John R. Young,*
  Trustee ..........               619.72            590.17            236.57            140.98          2,915.30            523.93

*  Resigned

------------------------------------------------

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                     The Victory                                                                    The Victory      Victory
                      Tax-Free   The Victory U.S.                                   The Victory    Institutional      Stock
                       Money         Government       The Victory   The Victory      Government        Money          Index
                    Market Fund   Obligations Fund2/  Value Fund2/ Fund for Income3/ Bond Fund3/    Market Fund3/     Fund
                     -----------  ------------------  ------------ ----------------- -----------   -------------      ----

Robert G. Brown,
  Trustee ..........   $   1,781.03   $   5,774.42   $   1,842.48   $     217.14   $     773.66   $   3,820.17      $  797.69

Edward P. Campbell,
  Trustee ..........       1,523.27       4,324.24       1,581.23         114.18         389.76       2,204.64         689.90

Harry Gazelle,
  Trustee ..........       1,467.67       4,922.46       1,522.01         189.79         675.74       3,425.47         661.40

John W. Kemper,*
  Trustee ..........         853.51       3,098.06         841.91         161.55         624.83       2,554.32         356.16

Thomas F. Morrissey,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

Stanley I. Landgraf,
  Trustee ..........       1,523.57       4,828.66       1,580.86         157.16         535.10       2,927.66         689.90

Leigh A. Wilson,
  Trustee ..........       1,661.60       5,902.24       1,732.57         248.70         874.92       4,397.12         759.38

H. Patrick Swygert,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

John D. Buckingham,*
  Trustee ..........         853.51       2,478.65         840.54          82.92         318.60       1,333.87         356.16

John R. Young,*
  Trustee ..........         900.37       3,074.28         899.81         140.67         535.81       2,223.97         379.85

*           Resigned

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's successor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                                    The Victory
                             The Victory       The Victory     The Victory Ohio     The Victory      Financial
                         National Municipal       New York      Municipal Money   Special Growth      Reserves
                            Bond Fund3/        Tax-Free Fund3/    Market Fund3/      ____Fund2/       Funds 3/
Robert G. Brown,
  Trustee ..........               $39.89           $141.29         $2,962.00           $401.99        $4,834.58

Edward P. Campbell,
  Trustee ..........                26.78             76.45          4,899.18            272.35          3,549.91

Harry Gazelle,
  Trustee...........                37.48            123.38          3,548.52            341.34          5,474.20

John W. Kemper,*
  Trustee ..........                18.20            100.45          1,893.61            260.65          2,913.01

Thomas F. Morrissey,
  Trustee ..........                40.09            148.08          5,602.37            388.49          4,996.26

Stanley I. Landgraf,
  Trustee ..........                38.83            104.47          3,183.11            307.57          5,112.02

Leigh A. Wilson,
  Trustee ..........                49.44            162.90          3,424.84            417.32          5,729.73

H. Patrick Swygert,
  Trustee ..........                40.09            148.08          3,102.37            388.49          4,996.26

John D. Buckingham,*
  Trustee ..........                13.33             51.65          1,784.96            177.06          2,598.87

John R. Young,*
  Trustee ..........                18.91             88.31          1,661.29            238.89          2,709.16

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's predecessor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                       Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81

*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Balanced Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."



                                                                                      Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81


*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective
         Investment  Retirement Funds,  which were reorganized into the Balanced
         Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund
         Complex."



Officers

                  The officers of the Victory Portfolios, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position with the                     Principal occupation
   Name                                 Victory Portfolios                    during past 5 years
Leigh A. Wilson, 51                  President and Trustee              From 1989 to present, Chairman and
                                                                        Chief Executive Officer, Glenleigh
                                                                        International Limited; from 1984-1989,
                                                                        Chief Executive Officer, Paribas North
                                                                        America and Paribas Corporation; Trustee
                                                                        to The Victory Funds and SBSF Funds.

William B. Blundin, 57               Vice President                     Senior Vice President of BISYS Fund
                                                                        Services; officer of other investment
                                                                        companies administered by BISYS Fund
                                                                        Services; President and Chief Executive
                                                                        Officer of Vista Broker-Dealer Services,
                                                                        Inc., Emerald Asset Management, Inc. and
                                                                        BNY Hamilton Distributors, Inc.,
                                                                        registered broker/dealers.





J. David Huber, 49                   Vice President                     Executive Vice President, BISYS Fund
                                                                        Services.

Scott A. Englehart, 33               Secretary                          From October 1990 to present, employee
                                                                        of BISYS Fund Services, Inc.; from 1985
                                                                        to October 1990, Manager of Banking
                                                                        Center, Fifth Third Bank.

George O. Martinez, 36               Assistant Secretary                From March 1995 to present, Senior Vice
                                                                        President and Director of Legal and
                                                                        Compliance Services, BISYS Fund
                                                                        Services; from June 1989-March 1995,
                                                                        Vice President and Associate General
                                                                        Counsel, Alliance Capital Management.

Martin R. Dean, 31                   Treasurer                          From May 1994 to present, employee of
                                                                        BISYS Fund Services; from January 1987
                                                                        - April 1994, Senior Manager, KPMG
                                                                        Peat Marwick.

Adrian J. Waters, 32                 Assistant Treasurer                From May 1993 to present, employee of
                                                                        BISYS Fund Services; from 1989-May
                                                                        1993, Manager, Price Waterhouse.

         The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         The officers of the Victory Portfolios receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the Victory Portfolios for acting as Administrator.


         As of January 6, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.


Investment Adviser and Sub-Adviser


         KeyCorp Mutual Fund Advisers, Inc. was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the 1940 Act. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp . Affiliates of Key Advisers manage approximately $37 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

         KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1995, KeyCorp had an asset base of $67.5 billion, with banking offices in 25 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger between Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company, which merger was consummated during the first quarter of 1994. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and mortgage leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.


         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS Victory Ohio Municipal Money Market Fund Victory Limited Term Income Fund Victory Government Mortgage Fund Victory Financial Reserves Fund Victory Fund for Income #

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal  Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory  Ohio Regional Stock Fund

         1% OF AVERAGE DAILY NET ASSETS
                  Victory  Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund+/-


         1.10% OF AVERAGE DAILY ASSETS
                  Victory International Growth Fund



         #        First   Albany   Asset   Management   Corporation   serves  as
                  sub-adviser to the Victory Fund for Income, for which it receives .20% paid by Key Advisers.

         +/- T. Rowe Price Associates, Inc. serves as sub-adviser to Society Special Growth Fund, for which it receives .25% of average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million paid by Key Advisers.


                          ADVISORY AND OTHER CONTRACTS

         Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Funds provides that it will continue in effect as to a particular Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Prospectuses), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Victory Portfolios in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties and obligations thereunder.

         Under the Investment Advisory Agreement, Key Advisers has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays Key Advisers a fee, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the average daily net assets of the Fund.

         Prior to January, 1993, Society National Bank served as investment
adviser to the Fund.  From January, 1993 until                 , 1995,
Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal period ended October 31, 1994, the Fund paid investment advisory fee of $588,378 after fee reduction of $242,661. For the six months ended April 30, 1995, the Fund paid investment advisory fees of $----------.

         Under an investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers, Key Advisers may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers.

         Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of each of the Victory Portfolios except Fund for Income and Special Growth Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Fund. For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the schedule below:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                           Rate of                             Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.65%        Up to $10,000,000       0.90%
Next $15,000,000           0.50%        Next $15,000,000        0.70%
Next $25,000,000           0.40%        Next $25,000,000        0.55%
Above $50,000,000          0.35%        Above $50,000,000       0.45%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                               Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.40%        Up to $10,000,000        0.25%
Next $15,000,000           0.30%        Next $15,000,000         0.20%
Next $25,000,000           0.25%        Next $25,000,000         0.15%
Above $50,000,000          0.20%        Above $50,000,000        0.125%

--------------------

* As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the Sub-Adviser, and shall be in writing and signed by the parties hereto.

Glass-Steagall Act

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         Key Advisers and the Sub-Adviser believe that they may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios without violation of applicable statutes and regulations and has so represented in its Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios. Key Trust Company of Ohio, N.A. believes that it may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Shareholder Servicing Agreement with the Victory Portfolios (as described below) without violation of applicable statutes and regulations and has so represented in such Shareholder Servicing Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser from continuing to perform such services for the Victory Portfolios. Depending upon the nature of any changes in the services which could be provided by Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser the Trustees of the Victory Portfolios would review the Victory Portfolios' relationship with Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Key Trust Company of Ohio, N.A., Key Advisers or the Sub-Adviser and its affiliated and correspondent banks and other non-bank affiliates in connection with customer purchases of shares of the Victory Portfolios, the banks and such non-bank affiliates might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Victory Portfolios' method of operations would affect its net asset value per share or result in financial losses to any customer.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser including, but not limited to, (i) descriptions of the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the operations of Key Trust Company of Ohio, N.A., Key Advisers and the Sub-Adviser.


Portfolio Transactions


         Pursuant to the Investment Advisory (Sub-Advisory) Agreement, Key Advisers or the Sub-Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each fund's investment objective and restrictions, which securities are to be purchased and sold by a fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker/dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Key Advisers or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the advisory (sub-advisory) fees payable to Key Advisers or the Sub-Adviser by the Victory Portfolios. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory Portfolios and other clients and, conversely, supplemental information obtained by the placement of business or other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its affiliates, Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each fund are made independently from those for the other funds or any other investment company or account managed by Key Advisers or the Sub-Adviser . Any such other investment company or account may also invest in the same securities as a particular fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the Sub-Adviser believes to be equitable to a fund or the Victory Portfolios and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtained by a fund. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory (Sub-Advisory) Agreement, in making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the Sub-Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

         In the fiscal year ended October 31, 1994, and the period ended April 30, 1995, the Fund paid $118,986 and $________, respectively, in brokerage commissions.


Administrator


         Currently, Concord Holding Corporation ("CHC") serves as general manager and administrator (the "Administrator") to the Fund . Prior to CHC becoming administrator to the Fund, The Winsbury Company ("Winsbury") served as administrator. The Administrator assists in supervising all operations of each fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory (Sub-Advisory) Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         CHC receives a fee from each fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to any fund in order to increase the net income of one or more funds of the Victory Portfolios available for distribution as dividends.

         Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of that Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

         The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the
Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.

         CHC receives an annual fee of .15% of the Fund's average net assets, paid monthly, for services performed under the Fund's Administration Agreement. CHC may, from time to time, agree to reimburse the Fund for expenses above a specified percentage of average net assets.

         Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are they responsible for the underwriting of Victory
Portfolios shares.

         In the fiscal year ended October 31, 1994, the Fund paid to Winsbury aggregate administration fees of $115,967 after fee reductions of $8,689. In the six months ended April 30, 1995, the Fund paid administration fees of $__________.


Class B Shares Distribution Plan

The Victory Portfolios has adopted a Distribution Plan for Class B shares of the Fund under Rule 12b-1 of the Investment Company
Act of 1940.

The Distribution Plan adopted by the Trustees with respect to the Class B shares of the Fund provides that the Fund will pay the Distributor a distribution fee under the Plan at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares. The distribution fees may be used by the Distributor for: (a) costs of printing and distributing the Fund's prospectus, statement of additional information and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature pertaining to the Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of the Fund's shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Victory Portfolios' transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the Distribution Fee and the contingent deferred sales charge received by the Distributor; and (f) any other expense primarily intended to result in the sale of the Fund's shares, including, without limitation, payments to salesmen and selling dealers at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

The amount of the Distribution Fees payable by any Fund under the Distribution Plan is not related directly to expenses incurred by the Distributor and the Distribution Plan does not obligate the Fund to reimburse the Distributor for such expenses. The Distribution Fees set forth in the Distribution Plan will be paid by a Fund to the Distributor unless and until the Plan is terminated or not renewed with respect to the Fund; any distribution or service expenses incurred by the Distributor on behalf of a Fund in excess of payments of the Distribution Fees specified above which the Distributor has accrued through the termination date are the sole responsibility and liability of the Distributor and not an obligation of the Fund.

The Distribution Plan for the Class B shares specifically recognizes that either Key Advisers, the Sub-Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Fund. In addition, the Plan provides that Key Advisers, the Sub-Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund's shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Trustees including a majority of the Independent Trustees at a meeting called for that purpose and by the holders of a majority of shares of the class. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. To the extent that the Plan gives Key Advisers, the Sub-Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Fund's shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

Business Management Agreement

         In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers, pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Company's Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and other administrative and compliance systems and support services.

         For such services, the Sub-Adviser pays fees to Key Advisers which vary according to a sliding scale containing "breakpoints" at which decreases in the business management fees correspond to increases in the average daily net asset values of a Fund as follows:


For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.30%        Up to $10,000,000       0.55%
Next $15,000,000           0.15%        Next $15,000,000        0.35%
Next $25,000,000           0.05%        Next $25,000,000        0.20%
Above $50,000,000          0.00%        Above $50,000,000       0.15%



For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.25%        Up to $10,000,000       0.20%
Next $15,000,000           0.15%        Next $15,000,000        0.15%
Next $25,000,000           0.10%        Next $25,000,000        0.10%
Above $50,000,000          0.05%        Above $50,000,000       0.075%


--------------------

*        As a percentage of average daily net assets.


Shareholder Servicing  Plan

The Victory Portfolios, on behalf of the Class A and Class B shares of the Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares, which include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Victory Portfolios on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires ; (vi) responding to customer inquiries concerning their investment in shares; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (x) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided as Shareholder Servicing Agent pursuant to its respective Shareholder Servicing Agreement, the Victory Portfolios pays each Shareholder Servicing Agent a fee computed daily and paid monthly, in amounts aggregating not more than twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund per year. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


Expenses


         Each fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees of the Trustees of the Victory Portfolios, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the fund's operation.

         If total expenses borne by any of the Victory Portfolios in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Sub-Adviser as applicable, and the Administrator will waive their fees to the extent such excess expenses exceed such expense limitation in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Victory Portfolios limits each fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a fund's average net assets, 2.0% of the next $70 million of a fund's average net assets, and 1.5% of a Fund's remaining average net assets. Any expenses to be borne by Key Advisers or the Sub-Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.

Distributor

         Victory Broker-Dealer Services, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of each fund of the Victory Portfolios pursuant to a Distribution Agreement . Prior to Victory Broker-Dealer Services, Inc. becoming the Distributor, Winsbury served as distributor of each Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (i) by the Victory Portfolios' Trustees or by the vote of a majority of the outstanding shares of the Victory Portfolios, and (ii) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of its assignment, as defined in the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, Winsbury received $34,615, $77,258 and $212,021, respectively, in underwriting commissions, and retained $0, $0 and $15, respectively. For the six months ended April 30, 1995, the Distributor received $__________ in underwriting commission.


Fund Accountant


         BISYS Fund Services Ohio, Inc. serves as fund accountant for each fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Victory Portfolios' net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Victory Portfolios, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of a Fund's daily average net assets, .02% of the next $100 million of a Fund's daily average net assets, and .01% of a Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable Fund, $2,917 per tax-free Fund, and $3,333 per international Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class. In the fiscal period ended October 31, 1994, the Victory Portfolios paid The Winsbury Service Corporation fund accounting fees (after fee waivers) of $153,616 for the Fund. For the six months ended April 30, 1995, the Fund paid $__________ in fund accounting fees .


Custodian


         Cash and securities owned by each fund of the Victory Portfolios (except the International Growth Fund) are held by Key Trust Company of Ohio, N.A. as custodian; cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub-custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian . Key Trust Company of Ohio, N.A. serves as custodian to each fund of the Victory Portfolios (except the International Growth Fund) pursuant to a Custodian Agreement dated May 24, 1995. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated _____________. Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund; (ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities; (iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. and The Bank of New York each may, with the approval of a fund and at the custodian's own expense, open and maintain a subcustody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.


Transfer Agent


         The Primary Funds Service Corporation serves as transfer agent and dividend disbursing agent for each fund, pursuant to a Transfer Agency and Shareholder Servicing Agreement. Under its agreement with the Victory Portfolios, Primary Funds Service Corporation has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, Primary Funds Service Corporation receives a maximum monthly fee of $1,250 per fund to a maximum of $3.50 per account per fund.


Auditors


         The financial highlights appearing in the Prospectus for the Fund, other than unaudited information marked as such, has been derived from financial statements of the Victory Portfolios which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are incorporated by reference in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.


Legal Counsel

         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 are counsel to the Victory
Portfolios.

                             ADDITIONAL INFORMATION

Description of Shares

          The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. On or about February 29, 1996, contingent upon shareholder approval, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios presently has twenty-eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


         As  described  in  the   Prospectus   under  the  caption   "ADDITIONAL
INFORMATION -- Voting Rights," shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Victory Portfolios and filed with the Victory Portfolios' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

Shareholder and Trustee Liability

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.


Delaware Law [INSERT]


Miscellaneous


         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Victory Portfolios upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Victory Portfolios' Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of the respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund but that are allocated to a fund in proportion to the relative net asset values of the respective fund of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees of the Victory Portfolios and will be in accordance with generally accepted accounting principles. Determinations by the Trustees of the Victory Portfolios as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.


         As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Victory Portfolios or a particular fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Victory Portfolios or such fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding votes of shareholders of the Victory Portfolios or such fund.

         Organizational expenses are allocated to each of the Victory Portfolios and are amortized over a period of two years from the commencement of the public offering of shares of the Victory Portfolios.


Individual Trustees are elected by the shareholders and, subject to removal by the vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios, serve for a term lasting until the next meeting of shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.

         The  Victory   Portfolios  is  registered  with  the  Commission  as  a
management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         The 1994 Annual Report and 1995 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1994 and for the semi-annual period ended April 30, 1995. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety in reliance upon such report of Coopers & Lybrand L.L.P. and on the authority of such firm as experts in auditing and accounting.

                          INDEPENDENT AUDITOR'S REPORT

                              FINANCIAL STATEMENTS

                                    APPENDIX


         The   nationally    recognized    statistical   rating    organizations
(individually, an "NRSRO") that may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"),
Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P
(S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+.     High credit quality Protection factors are strong.

         AA.      Risk is modest but may vary slightly from time to time

         AA-.     because of economic conditions.

         A+.      Protection factors are average but adequate. However,
         risk factors are more variable and greater in periods of economic stress.

         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.


         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings: SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations


         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                    [LOGO]

                              THE VICTORY FUNDS





                                 SEMI-ANNUAL
                                    REPORT

                            ---------------------
                            THE VICTORY PORTFOLIOS


                                APRIL 30, 1995

C      O      N      T      E      N      T      S


Shareholder Letter                           1
Investment Review and Outlook                2

        FINANCIAL STATEMENTS
        --------------------
Understanding Your Financial Statements      3
Statements of Assets and Liabilities         5
Statements of Operations                    10
Statements of Changes in Net Assets         15
Schedules of Portfolio Investments          22
Notes to Financial Statements               73
Financial Highlights                        83



Society Asset Management, Inc. ("SAM"), a subsidiary of KeyCorp, is the investment adviser to The Victory Portfolios. The Victory Portfolios is sponsored and distributed by Victory Broker Dealer Services, Inc., which is not affiliated with SAM, KeyCorp, any KeyCorp bank or their affiliates. SAM and Society National Bank, also a subsidiary of KeyCorp, receive fees from The Victory Portfolios for their services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Portfolios.

Yields will fluctuate, and there can be no assurance that the money market funds of The Victory Portfolios will be able to maintain a stable net asset value of $1.00 per share. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government. The composition of the fund's holdings is subject to change.


--------------------------------------------------------------------------------
         NOT
        FDIC
       INSURED
--------------------------------------------------------------------------------
SHARES OF THE VICTORY PORTFOLIOS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, SOCIETY ASSET MANAGEMENT, INC., OR THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE VICTORY

PORTFOLIOS



DEAR SHAREHOLDER:

The Victory Portfolios is pleased to provide you with this semi-annual report for the six-month period ended April 30, 1995. We are very proud to inform you that the Diversified Stock Fund, the Ohio Regional Stock Fund and the Fund for Income Portfolio all received 4 star ratings by Morningstar as of April 30, 1995.* For more information about your funds, rankings or for article reprints call 1-800-KEY-FUND (539-3863).

Last year, when we changed our name to The Victory Portfolios, we also added a number of convenient service and investment features. These initiatives marked the beginning of a broader plan to restructure and expand our products and services. Most recently, shareholders of The Victory Funds, an affiliated group of funds with 14 investment portfolios, approved a reorganization that took place on June 5, 1995. This date marked the final steps of a year-long process focused on streamlining our product offerings and increasing the efficiency of other services necessary to support the funds' operations. On June 5, The Victory Funds merged with The Victory Portfolios. Seven portfolios of our affiliate were merged with comparable investment portfolios, and seven new portfolios were added. In all, there are now 24 Victory Portfolios available to investors as part of the combined $5.1 billion complex.

I won't go into the enormous detail of this restructuring effort except to thank management, our service providers and our investment professionals for their support.

WOULDN'T IT BE NICE IF . . . (some summertime thoughts)

- the information superhighway actually cut our commute time

- major league baseball players had to get real jobs at real wages (at least for a while)

- the Paperwork Reduction Act actually resulted in less paperwork for America's businesses

Thank you for choosing to invest in The Victory Portfolios. Our goal is to become America's First Choice for Investors.


LEIGH A. WILSON

Leigh A. Wilson, President
THE VICTORY PORTFOLIOS

P.S. For more information about any of The Victory Portfolios, please request a prospectus by calling 1-800-KEY-FUND (539-3863). The prospectus contains more complete information, including charges and expenses. Read the prospectus carefully before you invest or send money.


*Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 1995. The ratings are subject to change every month. Star ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three- and five-year periods ended April 30, 1995, 1,190 and 891 equity funds, 561 and 372 fixed-income funds were rated. Diversified is rated 4 stars for the three- and five-year periods; Ohio Regional is rated 3 stars for the three-year period and 4 stars for the five-year period; and Fund for Income is rated 3 stars for the three-year period and 4 stars for the five-year period. Ten percent of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and 10% receive 1 star. Past performance is no guarantee of future results. These ratings do not include the effect of a sales charge. Fees have been waived for certain periods; without the effect of these waivers performance and ratings may have varied.

INVESTMENT

REVIEW

AND

OUTLOOK

(AS OF MAY 5, 1995)



IN OUR OPINION . . .

FROM 75 TO 45 (mph)

The widely predicted SOFT LANDING of the U.S. economy is not "on the way" . . . it's already "arrived." More and more fresh economic data depict an economy which, in recent months, has "slowed" from a "75 mile-per-hour" pace throughout 1994 (especially during the fourth quarter) to a more modest "speed" of roughly "45 miles per hour." This slowing appears to be very satisfying to the economy's primary "traffic cop" . . . the Federal Reserve.

The latest economic numbers describe an "economic vehicle" with the "brakes" now firmly applied. The May 3 release of the Index of Leading Economic Indicators for March recorded its largest decline in two years. February and March also registered as the largest back-to-back monthly declines since the summer of 1992. Equally exciting (only to economists) was a surprising 0.1% decline in factory orders during March, another sign of some "bad gas" in the "economic engine." In addition, factory inventories rose more than expected in March and were revised higher for February. This stronger inventory buildup suggests that the most recent U.S. Commerce Department estimate of a 2.8% real GDP growth "speed" during the first quarter of 1995 will be revised to a "faster speed." This expected upward revision will come at the expense of a weak current quarter . . . perhaps as "sluggish" as a 1.2-1.8% real annual rate.

The May 5 release of the April unemployment numbers, which jumped from 5.5% to 5.8%, shed further light on the "engine's diagnosis." These particularly weak numbers could "fuel" additional near-term strength in both stocks and bonds.

IS THE FED FINISHED TIGHTENING?

The data of recent days provided more "high octane" fuel to the financial markets' belief that the Fed will likely "stay on cruise control" for some time to come. Many economists now suggest the Fed's next move will be to "step on the gas" (ease policy). Although we would like to believe that, we expect a modest resurgence of the economy during the second half of 1995, "fueled" by rising exports, solid manufacturing output, strong capital spending, and improved consumer interest in housing. This combination, added to some worrisome economic "exhaust" (inflation pressure), could force the Fed's foot to the "brake pedal" once again.

Society Asset Management, Inc.

                   UNDERSTANDING YOUR FINANCIAL STATEMENTS

o The FINANCIAL STATEMENTS summarize and describe a fund's financial transactions. They are broken down into four different statements, which are illustrated below:

THE STATEMENTS OF ASSETS AND LIABILITIES lists all of the assets and liabilities of the mutual fund. This is the individual fund's "balance sheet." Also disclosed on this statement is the fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the mutual fund's net assets (capital stock, undistributed income, etc.).

[FORM]          SUMMARY OF THE MUTUAL FUND'S INVESTMENTS AND ALL
                OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS
                OWED TO THE FUND BY OUTSIDE PARTIES

                SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY
                THE MUTUAL FUND

                NET RESULT OF ASSETS LESS LIABILITIES

                THE MARKET WORTH OF THE MUTUAL FUND'S TOTAL ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE


THE STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the mutual fund's investments, the expenses incurred by the fund from its operations, and any gains or losses recognized by the fund from holding and/or selling any investments.



[FORM]          ANY INCOME EARNED FROM THE MUTUAL FUND'S INVESTMENTS

                OPERATING EXPENSES INCURRED BY THE MUTUAL FUND DURING
                THE PERIOD



                GAINS OR LOSSES REALIZED UPON THE SALE OF THE MUTUAL FUND'S INVESTMENTS ALONG WITH UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS AT THE REPORT DATE

                NET CHANGE DUE TO MUTUAL FUND OPERATIONS

THE STATEMENT OF CHANGES IN NET ASSETS shows the total assets of the mutual fund for the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


[FORM]          OPERATIONS - SEE STATEMENT OF OPERATIONS

                DIVIDENDS TO SHAREHOLDERS - TOTAL INCOME DIVIDENDS PAID TO SHAREHOLDERS DURING THE PERIODS

                NET REALIZED GAINS - TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                CAPITAL STOCK TRANSACTIONS - DOLLAR VALUE OF MUTUAL FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


THE PORTFOLIO OF INVESTMENTS lists each investment holding in the mutual fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the mutual fund's net assets that these groupings represent is also disclosed.


[FORM]          TYPE OF SECURITY

                INDUSTRY SECTOR AND PERCENTAGE OF THE MUTUAL FUND's NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)


                ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND MARKET
                VALUE AS OF REPORT DATE



o The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These include information on accounting methods used by the mutual fund, contractual arrangements between the fund and its service providers, certain transactions affecting the fund, and other general information about the fund.

o The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout the period, the net investment income, the realized and unrealized gains and losses, and the dividends and distributions of the fund. It also shows key data and ratios, such as the total return for the period, the portfolio turnover rate for funds other than money market mutual funds, and the ratio of net investment income to average net assets.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                        U.S.                     TAX-FREE
                                                                      GOVERNMENT    PRIME         MONEY
                                                                      OBLIGATIONS  OBLIGATIONS    MARKET
                                                                        FUND         FUND          FUND
                                                                       (000)        (000)         (000)
                                                                      --------     --------      --------
ASSETS:
Investments, at value                                                 $228,336     $392,425      $208,031
Repurchase agreements                                                  296,998       37,315
---------------------------------------------------------------------------------------------------------
                                                                       525,334      429,740       208,031
Cash                                                                                                  322
Interest receivable                                                      1,525        2,467         2,066
Prepaid expenses                                                             5           34             7
---------------------------------------------------------------------------------------------------------
         Total Assets                                                  526,864      432,241       210,426
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        2,381        1,867           675
Accrued expenses and other payables:
  Investment advisory fees                                                 153          125            62
  Administration fees                                                       66           54            27
  Accounting and transfer agent fees                                        44           52            22
  Other                                                                     77          143            34
---------------------------------------------------------------------------------------------------------
         Total Liabilities                                               2,721        2,241           820
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                524,337      432,505       209,606
Accumulated undistributed net realized losses from investment
  transactions                                                            (194)      (2,505)
---------------------------------------------------------------------------------------------------------
         Net Assets                                                   $524,143     $430,000      $209,606
---------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                      524,337      430,000       209,606
---------------------------------------------------------------------------------------------------------
Net asset value--redemption and offering price per share              $   1.00     $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Investments, at cost                                                  $525,334     $429,740      $208,031
---------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                             NEW YORK
                                                                               TAX-         FUND FOR
                                                                               FREE          INCOME
                                                                            PORTFOLIO       PORTFOLIO
                                                                              (000)           (000)
                                                                           ------------     ---------
ASSETS
Investments, at value                                                        $ 16,410        $23,678
Repurchase agreements                                                                          1,003
-----------------------------------------------------------------------------------------------------
                                                                               16,410         24,681
Interest receivable                                                               338            183
Cash                                                                                               4
Receivable for capital shares issued                                              429
Receivable from brokers for investments sold                                                      93
Receivable from fund adviser                                                       41             36
-----------------------------------------------------------------------------------------------------
  Total Assets                                                                 17,218         24,997
-----------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                     58
Payable to brokers for investments purchased                                      195             64
Payable for capital shares redeemed                                               111             85
Dividends payable                                                                  44            119
Accrued expenses and other payables:
  Administrative fee                                                                2              3
  Other                                                                                           13
-----------------------------------------------------------------------------------------------------
  Total Liabilities                                                               410            284
-----------------------------------------------------------------------------------------------------
NET ASSETS
Capital                                                                        15,880         26,101
Undistributed (distributions in excess of) net investment income                    6            (90)
Net unrealized appreciation on investments                                        925            509
Accumulated undistributed net realized losses on investments                       (3)        (1,807)
-----------------------------------------------------------------------------------------------------
  Net Assets                                                                 $ 16,808        $24,713
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class A                    1,277          2,571
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class B                       67
-----------------------------------------------------------------------------------------------------
Net asset value -- redemption price per share -- class A                     $  12.51        $  9.61
-----------------------------------------------------------------------------------------------------
Offering price (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted to
  nearest cent) per share -- class A                                         $  13.13        $  9.81
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge -- class A                                                 4.75%          2.00%
-----------------------------------------------------------------------------------------------------
Net asset value -- offering and redemption price per share -- class B        $  12.50
-----------------------------------------------------------------------------------------------------
Investments at cost                                                          $ 15,485        $24,172
-----------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                  LIMITED                               INVESTMENT      OHIO
                                                   TERM       GOVERNMENT   INTERMEDIATE  QUALITY     MUNICIPAL
                                                  INCOME       MORTGAGE      INCOME        BOND         BOND
                                                   FUND          FUND         FUND         FUND         FUND
                                                   (000)        (000)        (000)        (000)        (000)
                                                -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value                            $ 165,669     $142,962     $130,878     $ 91,366     $ 57,871
Interest receivable                                  2,571          983        2,429        1,453        1,157
Receivable for capital shares issued                                 21                                     24
Receivable from brokers for investments sold                      2,753                     2,048        2,035
Unamortized organization costs                                                     8            9
Prepaid expenses                                                     14           16           13            3
---------------------------------------------------------------------------------------------------------------
         Total Assets                              168,240      146,733      133,331       94,889       61,090
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                      3,136                     2,542        2,845
Payable for capital shares redeemed                      1            4
Accrued expenses and other payables:
  Investment advisory fees                              65           59           52           38           14
  Administration fees                                   21           18           16           11            7
  Accounting and transfer agent fees                    15           13           13           11            9
  Other                                                 26           68           25           85           78
---------------------------------------------------------------------------------------------------------------
         Total Liabilities                             128        3,298          106        2,687        2,953
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                            169,603      150,214      139,577       99,169       58,717
Undistributed net investment income                    190          194          168          122           55
Net unrealized appreciation (depreciation) from
  investments                                         (519)      (4,357)      (2,607)      (2,022)         275
Accumulated undistributed net realized losses
  from investment transactions                      (1,162)      (2,616)      (3,913)      (5,067)        (910)
---------------------------------------------------------------------------------------------------------------
         Net Assets                              $ 168,112     $143,435     $133,225     $ 92,202     $ 58,137
---------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest
  (shares)                                          16,853       13,587       14,164        9,827        5,356
---------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share      $    9.98     $  10.56     $   9.41     $   9.38     $  10.85
---------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted to
  nearest cent) per share                        $   10.18     $  11.09     $   9.88     $   9.85     $  11.39
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                 2.00%        4.75%        4.75%        4.75%        4.75%
---------------------------------------------------------------------------------------------------------------
Investments, at cost                             $ 166,188     $147,319     $133,485     $ 93,388     $ 57,596
---------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                   STOCK                   DIVERSIFIED
                                                     BALANCED      INDEX       VALUE        STOCK      GROWTH
                                                       FUND         FUND        FUND         FUND       FUND
                                                      (000)        (000)       (000)        (000)       (000)
                                                     --------     --------    --------     --------    -------
ASSETS:
Investments, at value                                $158,944     $105,660    $263,048     $323,032    $43,646
Cash                                                                     1
Foreign currency (Cost $509)                              504
Interest and dividends receivable                       1,163          201         484          404         51
Receivable for capital shares issued                       13                                   239
Receivable from brokers for investments sold            2,497                      658       10,016        203
Net variation margin on open futures contracts                          25           5
Unamortized organization costs                              6            4          10                       4
Prepaid expenses                                           18           10          23            9          9
--------------------------------------------------------------------------------------------------------------
         Total Assets                                 163,145      105,901     264,228      333,700     43,913
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         3                                    14
Payable to brokers for investments purchased            4,141                    2,178       11,833
Accrued expenses and other payables:
  Investment advisory fees                                 78           38         134          156         23
  Administration fees                                      19                       33           39          5
  Accounting and transfer agent fees                       18            7          21           24          7
  Other                                                   124           22          32           41         17
--------------------------------------------------------------------------------------------------------------
         Total Liabilities                              4,383           67       2,398       12,107         52
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                               153,504       95,719     241,936      281,878     40,340
Undistributed (distributions in excess of) net
  investment income                                      (411)         179         406          151          8
Net unrealized appreciation from investments            7,080        9,685      17,472       30,351      3,288
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies            (12)
Accumulated undistributed net realized gains
  (losses) from investment and foreign currency
  transactions                                         (1,399)         251       2,016        9,213        225
--------------------------------------------------------------------------------------------------------------
         Net Assets                                  $158,762     $105,834    $261,830     $321,593    $43,661
--------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)      15,549        9,545      24,346       26,055      4,054
--------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share          $  10.21     $  11.09    $  10.75     $  12.34    $ 10.82
--------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share                                    $  10.72     $  11.64    $  11.29     $  12.96    $ 11.36
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    4.75%        4.75%       4.75%        4.75%      4.75%
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                 $151,871     $ 95,975    $245,576     $292,681    $40,358
--------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                       OHIO
                                                            SPECIAL       SPECIAL     REGIONAL     INTERNATIONAL
                                                             VALUE        GROWTH       STOCK       GROWTH
                                                              FUND         FUND        FUND         FUND
                                                             (000)         (000)       (000)        (000)
                                                            --------      -------     -------      -------
ASSETS:
Investments, at value                                       $153,966      $19,539     $35,164      $84,863
Foreign currency (Cost $2,485)                                                                       2,542
Interest and dividends receivable                                275           16          41          181
Receivable for capital shares issued                               9                       27           26
Receivable from brokers for investments sold                     980                                   259
Unamortized organization costs                                     5            2
Prepaid expenses                                                  20            4                       10
----------------------------------------------------------------------------------------------------------
         Total Assets                                        155,255       19,561      35,232       87,881
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                                         3            2
Payable to brokers for investments purchased                   1,519          142                    1,193
Accrued expenses and other payables:
  Investment advisory fees                                        86           10          20           67
  Administration fees                                             19            2           4           11
  Accounting and transfer agent fees                              14            6           8           52
  Other                                                           26           15          14           26
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                     1,664          175          49        1,351
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                      139,501       22,102      23,813       84,285
Undistributed (distributions in excess of) net
  investment income                                              155           (3)          5         (613)
Net unrealized appreciation from investments                  11,380        1,362      10,524       (5,172)
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                              9,285
Accumulated undistributed net realized gains (losses)
  from investment and foreign currency transactions            2,555       (4,075)        841       (1,255)
----------------------------------------------------------------------------------------------------------
         Net Assets                                         $153,591      $19,386     $35,183      $86,530
----------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)             13,646        2,073       2,398        7,268
----------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share                 $  11.26      $  9.35     $ 14.67      $ 11.91
----------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest cent)
  per share                                                 $  11.82      $  9.82     $ 15.40      $ 12.50
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                           4.75%        4.75%       4.75%        4.75%
----------------------------------------------------------------------------------------------------------
Investments, at cost                                        $142,586      $18,177     $24,640      $80,807
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                         U.S.
                                                                        GOVERNMENT   PRIME      TAX-FREE
                                                                        OBLIGATIONS OBLIGATIONS MONEY MARKET
                                                                         FUND        FUND         FUND
                                                                         (000)       (000)       (000)
                                                                        -------     -------   ------------
INVESTMENT INCOME:
Interest income                                                         $13,510     $18,407      $4,368
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                    820       1,128         389
Administration fees                                                         351         484         167
Shareholder service fees                                                                222
Accounting fees                                                             141         193          68
Legal and audit fees                                                         41          86          22
Trustees' fees and expenses                                                  16          29           8
Transfer agent fees                                                          21          36          14
Registration and filing fees                                                 24          21          10
Printing fees                                                                27          28          14
Other                                                                         6          11           3
Expenses voluntarily reduced                                                                        (16)
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,447       2,238         679
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                    12,063      16,169       3,689
----------------------------------------------------------------------------------------------------------
REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions                              54           1
----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          $12,117     $16,170      $3,689
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                                   NEW YORK       FUND FOR
                                                                                   TAX-FREE        INCOME
                                                                                   PORTFOLIO      PORTFOLIO
                                                                                    (000)           (000)
                                                                                   --------       ---------
INVESTMENT INCOME
Interest income                                                                      $530          $ 1,054
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                               44               65
Administration fees                                                                    12               19
Registration fees                                                                      18               37
Shareholder servicing fees                                                             19               32
Accounting fees                                                                        16                9
Transfer agent fees                                                                    11               14
Legal                                                                                   5                6
Custodian fees and expenses                                                                              2
Trustees' fees and expenses                                                             1
Other                                                                                   9                8
Expenses voluntarily reduced                                                          (41)             (43)
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     94              149
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 436              905
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS
Net realized losses from investment transactions                                       (3)            (369)
Net change in unrealized appreciation from investments                                353              834
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments                                        350              465
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                       $786          $ 1,370
-----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                        LIMITED                           INVESTMENT  OHIO
                                                         TERM      GOVERNMENT  INTERMEDIATE QUALITY  MUNICIPAL
                                                        INCOME     MORTGAGE    INCOME      BOND       BOND
                                                         FUND       FUND        FUND       FUND       FUND
                                                         (000)      (000)       (000)      (000)      (000)
                                                        -------    -------     -------    -------    -------
INVESTMENT INCOME:
Interest income                                         $ 3,810    $ 5,718     $ 4,461    $ 3,544    $ 1,533
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    287        368         448        344        167
Administration fees                                          86        110          90         69         42
Accounting fees                                              38         48          39         33         20
Legal and audit fees                                          9         16          12          9          5
Organization fees                                                                    7          7
Trustees' fees and expenses                                   3          6           4          3          2
Transfer agent fees                                          10         11          10         10          9
Registration and filing fees                                 10          9          22         20          7
Printing fees                                                10         11          11         10         10
Other                                                         2          3           3          1
Expenses voluntarily reduced                                (11)       (12)       (161)      (122)       (85)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                          444        570         485        384        177
------------------------------------------------------------------------------------------------------------
Net Investment Income                                     3,366      5,148       3,976      3,160      1,356
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions           (491)    (1,978)     (1,415)    (1,048)      (511)
Change in unrealized appreciation from investments        2,323      6,541       3,611      3,845      3,179
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments            1,832      4,563       2,196      2,797      2,668
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 5,198    $ 9,711     $ 6,172    $ 5,957    $ 4,024
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                          STOCK                DIVERSIFIED
                                                               BALANCED   INDEX      VALUE      STOCK     GROWTH
                                                                FUND       FUND      FUND       FUND       FUND
                                                                (000)     (000)      (000)      (000)     (000)
                                                               -------    ------    -------    -------    ------
INVESTMENT INCOME:
Interest income                                                $ 2,504    $  301    $   952    $   491    $   30
Dividend income                                                  1,262     1,141      3,381      4,004       522
----------------------------------------------------------------------------------------------------------------
    Total Income                                                 3,766     1,442      4,333      4,495       552
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           722       283      1,142        906       259
Administration fees                                                108        71        171        209        39
Accounting fees                                                     48        28         70         85        17
Legal and audit fees                                                13         9         19         24         6
Organization fees                                                    5         3          8                    3
Trustees' fees and expenses                                          5         3          7          9         2
Transfer agent fees                                                 15        10         12         15         9
Registration and filing fees                                        24        16         30          7        15
Printing fees                                                       12        11         13         14         9
Other                                                                2         1          4          3
Expenses voluntarily reduced                                      (294)     (161)      (434)       (59)      (93)
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 660       274      1,042      1,213       266
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                            3,106     1,168      3,291      3,282       286
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gains from investment transactions                    203       257      2,038      9,257       225
Net realized gains from foreign currency transactions              514
Net change in unrealized appreciation from investments           9,034     8,129     18,512     18,099     1,924
Change in unrealized depreciation from translation of assets
  and liabilities in foreign currencies                             (5)
----------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and foreign
  currency                                                       9,746     8,366     20,550     27,356     2,149
----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $12,852    $9,554    $23,841    $30,638    $2,435
----------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                          OHIO
                                                                   SPECIAL    SPECIAL    REGIONAL    INTERNATIONAL
                                                                    VALUE     GROWTH     STOCK       GROWTH
                                                                    FUND       FUND       FUND        FUND
                                                                    (000)      (000)     (000)        (000)
                                                                   -------    -------    ------      -------
INVESTMENT INCOME:
Interest income                                                    $   240    $    41    $   49      $    62
Dividend income                                                      1,431        104       352          421
Foreign tax withholding                                                                                  (48)
------------------------------------------------------------------------------------------------------------
    Total Income                                                     1,671        145       401          435
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                               647        103       123          436
Administration fees                                                     97         16        25           60
Custodian and accounting fees                                           41          8        12          120
Legal and audit fees                                                    12          3         4            7
Organization fees                                                        4          1
Trustees' fees and expenses                                              4          1         1            3
Transfer agent fees                                                     10          8        18           11
Registration and filing fees                                            19         10         7           13
Printing fees                                                           11          9        10           10
Other                                                                    2          1
Expenses voluntarily reduced                                          (193)       (40)       (7)         (61)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                     654        120       193          599
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         1,017         25       208         (164)
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gains (losses) from investment transactions             2,555     (3,750)      840       (2,264)
Net realized loss from foreign currency transactions                                                   1,440
Net change in unrealized appreciation (depreciation) from
  investments                                                        8,232      4,497     1,267       (3,388)
Change in unrealized appreciation from translation of assets and
  liabilities in foreign currencies                                                                       42
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments and
  foreign currency                                                  10,787        747     2,107       (4,170)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $11,804    $   772    $2,315      $(4,334)
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT                                           TAX-FREE MONEY
                                             OBLIGATIONS FUND          PRIME OBLIGATIONS FUND           MARKET FUND
                                         ------------------------    --------------------------    ----------------------
                                                                                                                  YEAR
                                                                                                                  ENDED
                                                      YEAR ENDED                    YEAR ENDED                   OCTOBER
                                                      OCTOBER 31,                   OCTOBER 31,                    31,
                                                         1994                          1994                       1994
                                                         (000)                         (000)                      (000)
                                                      -----------                   -----------                 ---------
                                            SIX                      SIX MONTHS                       SIX
                                          MONTHS                        ENDED                       MONTHS
                                           ENDED                      APRIL 30,                      ENDED
                                         APRIL 30,                      1995                       APRIL 30,
                                           1995                         (000)                        1995
                                           (000)                     -----------                     (000)
                                         ---------                                                 ---------
                                                                     (UNAUDITED)
                                         (UNAUDITED)                                               (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $  12,063    $    14,747    $    16,169    $    26,637    $   3,689    $   4,538
  Net realized gains (losses) from
    investment transactions                     54           (167)             1         (2,506)                        7
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                12,117         14,580         16,170         24,131        3,689        4,545
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (12,063)       (14,747)       (16,169)       (26,637)      (3,689)      (4,538)
  From net realized gains on
    investments                                               (81)                                                     (7)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders            (12,063)       (14,828)       (16,169)       (26,637)      (3,689)      (4,545)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Cost of shares redeemed                 (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                            (112,041)      (103,438)      (352,304)        62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
Contribution by KeyCorp                                                                   2,506
-------------------------------------------------------------------------------------------------------------------------
Change in net assets                      (112,095)      (103,686)       352,303         62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                      412,048        515,734        782,303        720,024      198,561      189,351
-------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 524,143    $   412,048    $   430,000    $   782,303    $ 209,606    $ 198,561
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                   729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Redeemed                                (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in shares                           112,041       (103,438)      (352,304)        62,279       11,045        9,210
---------------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE            FUND FOR INCOME
                                                               PORTFOLIO                   PORTFOLIO
                                                        ------------------------    ------------------------
                                                                      JANUARY 1,                   FEBRUARY
                                                                       1994 TO                    1, 1994 TO
                                                                       OCTOBER                     OCTOBER
                                                                       31, 1994                    31, 1994
                                                                        (000)                       (000)
                                                        SIX MONTHS    ----------    SIX MONTHS    ----------
                                                          ENDED                       ENDED
                                                        APRIL 30,                   APRIL 30,
                                                           1995                        1995
                                                          (000)                       (000)
                                                        ----------                  ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS
  Net investment income                                  $    436      $  1,033      $    905      $  1,967
  Net realized gains (losses) from investment
    transactions                                               (3)          229          (369)         (654)
  Net change in unrealized gain (loss) from
    investments                                               353        (2,384)          834        (2,075)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                786        (1,122)        1,370          (762)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income
    -- class A                                               (421)       (1,033)         (946)       (1,911)
  Distributions in excess of net investment income
    class A                                                                                             (49)
  Dividends to shareholders from net investment income
    -- class B                                                 (9)
  Dividends to shareholders from net realized gains
    class A                                                  (225)
  Dividends to shareholders from net realized gains
    class B                                                    (5)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to
  shareholders                                               (660)       (1,033)         (946)       (1,960)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS(1)
  Proceeds from shares issued                               2,735         6,305         2,077         3,073
  Dividends reinvested                                        234           455           185           525
  Shares redeemed                                          (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions             (1,158)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
Change in net assets                                       (1,032)      (10,690)       (4,645)      (17,274)
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                      17,840        28,530        29,358        46,632
------------------------------------------------------------------------------------------------------------
  End of period                                          $ 16,808      $ 17,840      $ 24,713      $ 29,358
------------------------------------------------------------------------------------------------------------
(1) SHARE TRANSACTIONS (IN DOLLARS):
  Class A:
    Issued                                                  1,941         6,305         2,077         3,073
    Distributions reinvested                                  221           455           185           525
    Redeemed                                               (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Net decrease                                               (1,965)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                    794
    Distributions reinvested                                   13
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase                                                  807
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (IN SHARES):
  Class A:
    Issued                                                    156           482           218           312
    Distributions reinvested                                   18            35            20            54
    Redeemed                                                 (337)       (1,185)         (779)       (1,853)
------------------------------------------------------------------------------------------------------------
Net decrease in shares                                       (163)         (668)         (541)       (1,487)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                     67
    Distributions reinvested
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase in shares                                         67
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   LIMITED TERM INCOME      GOVERNMENT MORTGAGE       INTERMEDIATE INCOME
                                                                                             FUND
                                           FUND                     FUND             ---------------------
                                   --------------------     --------------------                  DECEMBER
                                                 YEAR                     YEAR                      10,
                                                ENDED                    ENDED                    1993 TO
                                               OCTOBER                  OCTOBER                   OCTOBER
                                                 31,                      31,                       31,
                                                 1994                     1994                    1994 (A)
                                                (000)                    (000)                     (000)
                                     SIX       --------       SIX       --------       SIX        --------
                                    MONTHS                   MONTHS                   MONTHS
                                    ENDED                    ENDED                    ENDED
                                    APRIL                    APRIL                    APRIL
                                     30,                      30,                      30,
                                     1995                     1995                     1995
                                    (000)                    (000)                    (000)
                                   --------                 --------                 --------
                                    (UNAUDITED               (UNAUDITED               (UNAUDITED
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income            $  3,366    $  4,521     $  5,148    $ 10,593     $  3,976     $  5,951
  Net realized gains (losses)
    from investment
    transactions                       (491)       (671)      (1,978)        615       (1,415)      (2,498)
  Net change in unrealized
    appreciation (depreciation)
    from investments                  2,323      (4,406)       6,541     (16,536)       3,611       (6,218)
----------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     5,198        (556)       9,711      (5,328)       6,172       (2,765)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income         (3,314)     (4,506)      (5,273)    (10,495)      (4,036)      (5,724)
  From net realized gains from
    investments                                    (357)      (1,233)       (386)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders      (3,314)     (4,863)      (6,506)    (10,881)      (4,036)      (5,724)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued       102,064      34,263       25,202     119,347       34,623      159,988
  Dividends reinvested                3,313       4,378        6,502       9,714        4,036        5,511
  Cost of shares redeemed           (18,299)    (35,843)     (39,642)    (97,422)     (20,493)     (44,087)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions               87,078       2,798       (7,938)     31,639       18,166      121,412
----------------------------------------------------------------------------------------------------------
Change in net assets                 88,962      (2,621)      (4,733)     15,430       20,302      112,923
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                79,150      81,771      148,168     132,738      112,923
----------------------------------------------------------------------------------------------------------
  End of period                    $168,112    $ 79,150     $143,435    $148,168     $133,225     $112,923
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                             10,367       3,336        2,439      10,724        3,739       16,205
  Dividends reinvested                  336         433          630         906          436          579
  Redeemed                           (1,858)     (3,529)      (3,833)     (8,967)      (2,220)      (4,575)
----------------------------------------------------------------------------------------------------------
Change in shares                      8,845         240         (764)      2,663        1,955       12,209
----------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                       INVESTMENT QUALITY BOND
                                                FUND                                                          BALANCED FUND
                                     ---------------------------       OHIO MUNICIPAL BOND FUND        ---------------------------
                                                    DECEMBER 10,     -----------------------------                    DECEMBER 10,
                                                      1993 TO                         YEAR ENDED                        1993 TO
                                                    OCTOBER 31,      SIX MONTHS      OCTOBER 31,       SIX MONTHS     OCTOBER 31,
                                                      1994 (A)         ENDED             1994            ENDED          1994 (A)
                                                       (000)         APRIL 30,          (000)          APRIL 30,         (000)
                                                    ------------        1995        --------------        1995        ------------
                                                                       (000)                             (000)
                                                                     ----------                        ----------
                                     SIX MONTHS                      (UNAUDITED)                       (UNAUDITED)
                                       ENDED
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  3,160        $  5,712        $  1,356         $  2,580         $  3,106        $  3,706
  Net realized gains (losses)
    from investment transactions        (1,048)         (4,019)           (511)            (399)             203          (2,116)
  Net realized gains from foreign
    currency transactions                                                                                    514
  Net change in unrealized
    appreciation (depreciation)
    from investments                     3,845          (5,867)          3,179           (4,662)           9,034          (1,961)
  Change in unrealized
    depreciation from translation
    of assets and liabilities in
    foreign currencies                                                                                        (5)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        5,957          (4,174)          4,024           (2,481)          12,852            (371)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (3,235)         (5,516)         (1,385)          (2,557)          (3,678)         (3,545)
  From net realized gains from
    investments                                                                          (1,169)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (3,235)         (5,516)         (1,385)          (3,726)          (3,678)         (3,545)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           18,694         139,893           8,944           28,815           66,281         176,193
  Dividends reinvested                   3,234           5,495           1,384            2,767            3,663           3,529
  Cost of shares redeemed              (27,133)        (41,013)        (12,534)         (18,347)         (47,641)        (48,521)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                          (5,205)        104,375          (2,206)          13,235           22,303         131,201
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    (2,483)         94,685             433            7,028           31,477         127,285
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   94,685                          57,704           50,676         $127,285
----------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 92,202        $ 94,685        $ 58,137         $ 57,704         $158,762        $127,285
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,032          14,142             845            2,625            6,905          17,854
  Dividends reinvested                     352             582             132              255              375             366
  Redeemed                              (2,958)         (4,323)         (1,206)          (1,693)          (4,964)         (4,987)
----------------------------------------------------------------------------------------------------------------------------------
Change in shares                          (574)         10,401            (229)           1,187            2,316          13,233
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                          STOCK INDEX FUND                   VALUE FUND               DIVERSIFIED STOCK FUND
                                     ---------------------------     ---------------------------     -------------------------
                                                    DECEMBER 3,                     DECEMBER 3,                     YEAR ENDED
                                                      1993 TO                         1993 TO                        OCTOBER
                                                    OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS        31,
                                                      1994 (A)         ENDED          1994 (A)         ENDED           1994
                                                       (000)         APRIL 30,         (000)         APRIL 30,        (000)
                                                    ------------        1995        ------------        1995        ----------
                                                                       (000)                           (000)
                                     SIX MONTHS                      ----------                      ----------
                                       ENDED                         (UNAUDITED)                     (UNAUDITED)
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  1,168        $  1,515        $  3,291        $  3,602        $  3,282       $  5,177
  Net realized gains (losses)
    from investment transactions           257              (6)          2,038           3,124           9,257         30,135
  Net change in unrealized
    appreciation (depreciation)
    from investments                     8,129           1,556          18,512          (1,040)         18,099        (18,237)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        9,554           3,065          23,841           5,686          30,638         17,075
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (1,173)         (1,331)         (3,198)         (3,289)         (3,481)        (4,738)
  From net realized gains from
    investments                                                         (3,146)                        (29,668)       (26,397)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (1,173)         (1,331)         (6,344)         (3,289)        (33,149)       (31,135)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           30,344         114,187         120,235         229,389          64,652         94,732
  Dividends reinvested                   1,173           1,321           6,344           3,283          33,132         22,231
  Cost of shares redeemed              (23,750)        (27,556)        (70,430)        (46,885)        (36,907)       (97,081)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                           7,767          87,952          56,149         185,787          60,877         19,882
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    16,148          89,686          73,646         188,184          58,366          5,822
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   89,686                         188,184                         263,227        257,405
------------------------------------------------------------------------------------------------------------------------------
  End of period                       $105,834        $ 89,686        $261,830        $188,184        $321,593       $263,227
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,981          11,441          11,942          22,949           5,494          7,718
  Dividends reinvested                     114             135             639             336           2,997          1,830
  Redeemed                              (2,356)         (2,770)         (6,813)         (4,707)         (3,199)        (8,003)
------------------------------------------------------------------------------------------------------------------------------
  Change in shares                         739           8,806           5,768          18,578           5,292          1,545
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  GROWTH FUND                 SPECIAL VALUE FUND            SPECIAL GROWTH FUND
                                           --------------------------     --------------------------     --------------------------
                                                          DECEMBER 3,                    DECEMBER 3,                    DECEMBER 3,
                                                            1993 TO                        1993 TO                        1993 TO
                                                          OCTOBER 31,     SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                           1994 (A)         ENDED         1994 (A)         ENDED         1994 (A)
                                                             (000)        APRIL 30,         (000)        APRIL 30,         (000)
                                                          -----------        1995        -----------        1995        -----------
                                                                            (000)                          (000)
                                           SIX MONTHS                     ----------                     ----------
                                             ENDED                        (UNAUDITED)                    (UNAUDITED)
                                           APRIL 30,
                                              1995
                                             (000)
                                           ----------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                     $    286       $     636       $  1,017       $   1,020       $     25       $      60
  Net realized gains (losses) from
    investment transactions                      225             298          2,555             588         (3,750)           (325)
  Net change in unrealized appreciation
    (depreciation) from investments            1,924           1,364          8,232           3,148          4,497          (3,135)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,435           2,298         11,804           4,756            772          (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (328)           (586)          (955)           (927)           (29)            (59)
  From net realized gains from
    investments                                 (298)                          (588)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
  to shareholders                               (626)           (586)        (1,543)           (927)           (29)            (59)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  7,230          92,029         46,521         137,158          3,811          44,544
  Dividends reinvested                           626             584          1,542             924             29              56
  Cost of shares redeemed                    (32,725)        (27,404)       (23,333)        (23,311)        (9,790)        (16,548)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                               (24,869)         65,209         24,730         114,771         (5,950)         28,052
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                         (23,060)         66,921         34,991         118,600         (5,207)         24,593
NET ASSETS:
  Beginning of period                         66,921                        118,600                         24,593
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                             $ 43,861       $  66,921       $153,591       $ 118,600       $ 19,386       $  24,593
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                         712           9,240          4,410          13,472            441           4,515
  Dividends reinvested                            63              60            148              91              3               6
  Redeemed                                    (3,262)         (2,759)        (2,217)         (2,258)        (1,134)         (1,758)
-----------------------------------------------------------------------------------------------------------------------------------
Change in shares                              (2,487)          6,541          2,341          11,305           (690)          2,763
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             OHIO REGIONAL STOCK      INTERNATIONAL GROWTH
                                                                    FUND                      FUND
                                                           -----------------------   -----------------------
                                                                        YEAR ENDED                YEAR ENDED
                                                                         OCTOBER                   OCTOBER
                                                                           31,                       31,
                                                                           1994      SIX MONTHS      1994
                                                                          (000)        ENDED        (000)
                                                                        ----------   APRIL 30,    ----------
                                                                                        1995
                                                                                       (000)
                                                           SIX MONTHS                ----------
                                                             ENDED                   (UNAUDITED)
                                                           APRIL 30,
                                                              1995
                                                             (000)
                                                           ----------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                              $    208     $    438     $   (164)    $   (136)
  Net realized gains (losses) from investment
    transactions                                                 840        1,699       (2,264)       4,064
  Net realized losses from foreign currency transactions                                 1,440         (152)
  Net change in unrealized appreciation (depreciation)
    from investments                                           1,267         (867)      (3,388)       2,879
  Change in unrealized appreciation from translation of
    assets and liabilities in foreign currencies                                            42           15
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 2,315        1,270       (4,334)       6,670
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (221)        (409)
  From net realized gains from investments                    (1,699)      (1,293)      (3,925)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders       (1,920)      (1,702)      (3,925)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  4,152       16,543       23,300       53,804
  Dividends reinvested                                         1,917        1,560        3,922
  Cost of shares redeemed                                     (5,246)     (18,632)     (13,740)      (9,796)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                   823         (529)      13,482       44,008
------------------------------------------------------------------------------------------------------------
Change in net assets                                           1,218         (961)       5,223       50,678
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         33,965       34,926       81,307       30,629
------------------------------------------------------------------------------------------------------------
  End of period                                             $ 35,183     $ 33,965     $ 86,530     $ 81,307
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         297        1,143        2,012        4,323
  Dividends reinvested                                           144          109          337
  Redeemed                                                      (376)      (1,297)      (1,187)        (784)
------------------------------------------------------------------------------------------------------------
Change in shares                                                  65          (45)       1,162        3,539
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
U.S. GOVERNMENT OBLIGATIONS FUND                                     (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
-------------------------------------------
  U.S. TREASURY BILLS (4.7%)
      25,000   5.73%, 6/29/95                  $ 24,765
-------------------------------------------------------
  TOTAL U.S. TREASURY BILLS                      24,765
-------------------------------------------------------
-------------------------------------------------------
  U.S. TREASURY NOTES (38.8%)
      30,000   4.25%, 7/31/95                    29,862
     150,000   3.875%, 8/31/95                  148,923
      25,000   3.875%, 9/30/95                   24,786
-------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                     203,571
-------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE                   228,336
-------------------------------------------------------
-------------------------------------------------------
  REPURCHASE AGREEMENTS (56.6%)
      15,000   Barclays Bank
               5.90%, 5/1/95
               (Collateralized by 14,778
               U.S. Treasury Notes,
               7.38%-7.88%, 11/15/97-
               4/15/98, market value-
               $15,301)                          15,000
      20,000   Chase Securities
               5.92%, 5/1/95
               (Collateralized by 20,444
               U.S. Treasury Bills,
               5/4/95-5/18/95,
               market value-$20,401)             20,000
      20,000   Dean Witter
               5.93%, 5/1/95
               (Collateralized by 23,287
               various U.S. Treasury
               securities, 5/15/95-
               2/29/00, 0.00%-7.13%,
               market value-$20,401)             20,000
      22,998   Donaldson, Lufkin &
                 Jennerette
               5.93%, 5/1/95
               (Collateralized by 25,691
               various U.S. Treasury
               securities, 5/15/95-
               11/15/98, 0.00%-5.13%,
               market value-$23,458)             22,998
      15,000   Goldman Sachs
               5.90%, 5/1/95
               (Collateralized by 19,050
               U.S. Treasury securities,
               8/15/98, 0.00% market
               value-$15,301)                    15,000

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
      20,000   Harris Securities
               5.95%, 5/1/95
               (Collateralized by 20,372
               various U.S. Treasury
               securities, 6/8/95-
               10/15/98, 0.00%-8.75%,
               market value-$20,400            $ 20,000
      15,000   Lehman Brothers
               5.90%, 5/1/95
               (Collateralized by 14,455
               U.S. Treasury Notes,
               8.63%, 8/15/97, market
               value-$15,054)                    15,000
     129,000   NationsBank
               5.96%, 5/1/95
               (Collateralized by 131,793
               various U.S. Treasury
               securities, 0.00%-
               11.25%, 4/30/95-4/15/00,
               market value-$131,585            129,000
      20,000   Nomura Securities
               5.92%, 5/1/95
               (Collateralized by 20,217
               U.S. Treasury Notes,
               4.63%-7.75%, 2/29/96-
               1/31/00, market value-
               $20,400)                          20,000
      20,000   UBS Securities
               5.93%, 5/1/95
               (Collateralized by 19,630
               U.S. Treasury Notes,
               7.50%, 12/31/96, market
               value-$20,405)                    20,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                     296,998
-------------------------------------------------------
TOTAL (COST $525,334)(B)                       $525,334
-------------------------------------------------------

(a) Percentages indicated are based on net assets of $524,143.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  CERTIFICATES OF DEPOSIT (3.5%)
BANKING (3.5%):
         15,000   Canadian Imperial Bank
                  Commerce
                  6.45%, 8/7/95                   $   14,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                         14,999
------------------------------------------------------------
----------------------------------------------
  COMMERCIAL PAPER (42.1%)
BANKING (2.3%):
         10,000   Cogentrix of Richmond
                  Virginia
                  6.02%, 5/18/95                       9,972
                                                  ----------
BEVERAGES (4.3%):
          3,373   PepsiCo, Inc.
                  5.95%, 5/17/95                       3,364
         15,000   PepsiCo, Inc.
                  6.25%, 8/24/95                      15,000
                                                  ----------
                                                      18,364
                                                  ----------
FINANCIAL SERVICES (20.7%):
          5,000   American Express Co.
                  5.95%, 5/22/95                       4,983
         15,000   Bankers Trust
                  6.23%, 7/10/95                      14,818
          5,000   Broadway Capital Corp.
                  6.00%, 5/9/95                        4,993
         11,218   Fleet Funding Corp.
                  6.02%, 5/10/95                      11,201
          5,138   Fleet Funding Corp.
                  6.00%, 5/24/95                       5,118
          5,000   Ford Motor Credit Corp.
                  6.00%, 5/8/95                        4,994
          6,000   Ford Motor Credit Corp.
                  6.00%, 5/31/95                       5,970
         15,000   Hanson Finance
                  6.05%, 6/1/95                       14,922
          5,000   Transamerica Finance Corp.
                  5.98%, 5/15/95                       4,988
         11,050   Retailer Funding Corp.
                  6.00%, 5/24/95                      11,008
          6,044   Retailer Funding Corp.
                  6.00%, 5/31/95                       6,014
                                                  ----------
                                                      89,009
                                                  ----------
INDUSTRIAL GOODS & SERVICES (2.3%):
         10,000   Xerox Co.
                  6.00%, 5/15/95                       9,977
                                                  ----------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
MISCELLANEOUS (3.5%):
         15,000   135 Bishopgate Funding
                  6.02%, 5/19/95                  $   14,955
                                                  ----------
OFFICE EQUIPMENT & SERVICES (3.5%):
         15,000   Canon USA, Inc.
                  5.98%, 5/12/95                      14,973
                                                  ----------
OIL & GAS EXPLORATION (1.2%):
          5,000   British Oil New Zealand Ltd.
                  Discount
                  5.95%, 5/15/95                       4,988
                                                  ----------
PRINTING & PUBLISHING (1.2%):
          5,000   Reed Publishing
                  6.05%, 6/27/95                       4,952
                                                  ----------
RECEIVABLE (3.2%):
          5,000   Blue Hawk Funding
                  6.00%, 5/24/95                       4,981
          5,000   Blue Hawk Funding
                  5.98%, 5/31/95                       4,975
          3,840   Blue Hawk Funding
                  6.02%, 5/9/95                        3,835
                                                  ----------
                                                      13,791
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                               180,981
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (3.3%)
BEVERAGES (0.2%):
          1,000   PepsiCo, Inc.
                  5.63%, 7/1/95                        1,000
                                                  ----------
FINANCIAL SERVICES (1.9%):
          8,050   Associates Corp. of N.A.
                  8.88%, 8/1/95                        8,113
                                                  ----------
MISCELLANEOUS (1.2%):
          5,000   Hanson Overseas
                  5.50%, 1/15/96                       4,960
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 14,073
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (14.3%)
MASTER DEMAND NOTES (5.1%):
         22,000   Lehman Government
                  Securities
                  6.20%*, 5/1/95                      22,000
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
SECURITY BROKER, DEALER (8.1%):
         10,000   Goldman Sachs Group
                  6.03%*, 6/15/95**               $   10,000
         10,000   Goldman Sachs Group
                  6.03%*, 6/16/95**                   10,000
         10,000   Lehman Brothers Holdings,
                  Inc.
                  6.16%*, 7/28/95**                   10,000
          5,000   Lehman Brothers Holdings,
                  Inc.
                  6.42%*, 3/11/96**                    5,000
                                                  ----------
                                                      35,000
                                                  ----------
TAXABLE MUNICIPAL DEMAND NOTES (1.0%):
          4,500   Springfield
                  6.08%*, 12/31/10**                   4,500
------------------------------------------------------------
TOTAL FLOATING RATE NOTES                             61,500
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (5.8%)
FINANCE (3.7%):
          1,000   Ford Motor Credit Corp.
                  9.20%, 5/1/95                        1,000
          5,000   General Electric Capital
                  Corp.
                  6.25%, 5/1/95                        5,000
         10,000   General Electric Capital
                  Corp.
                  4.89%, 5/29/95                       9,999
                                                  ----------
                                                      15,999
                                                  ----------
TOBACCO (2.1%):
          9,000   Philip Morris Co.
                  6.25%, 5/22/95                       9,003
------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                               25,002
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (3.5%)
FEDERAL HOME LOAN BANK
         10,000   5.19%, 6/13/95                       9,999
          5,000   6.60%, 4/25/95                       5,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        14,999
------------------------------------------------------------
----------------------------------------------
  VARIABLE RATE NOTES (18.8%)
          5,034   Adesa Funding Corp.
                  6.08%*, 1/1/99**                     5,034
          2,500   Astro Alum
                  6.15%*, 4/1/05**                     2,500
          3,500   Baylis Group Partnership
                  6.30%*, 1/1/10**                     3,500
         15,000   C-River Maritime Exxon
                  Shipping
                  6.09%*, 10/1/01**                   15,000

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
          3,517   Capital One Funding Corp.
                  Service
                  6.08%*, 6/2/08**                $    3,517
          2,725   Carelife, Inc.
                  6.15%*, 8/1/11**                     2,725
          1,600   Cleveland Steel Container
                  6.15%*, 12/1/08**                    1,600
          2,000   Cuyahoga County Ohio
                  Taxable Economic
                  Development Revenue
                  6.51%*, 6/1/22**                     2,000
            925   Dietz Road Ltd Partnership
                  6.15%*, 11/1/08**                      925
          3,000   Dome Corp -- Dome Corp
                  Project
                  6.15%*, 8/31/16**                    3,000
          8,388   Erie Funding
                  6.25%*, 11/1/16**                    8,388
            320   Fremont Plastics
                  6.15%*, 4/1/03**                       320
          1,500   GMH Enterprises
                  6.15%*, 7/1/03**                     1,500
            455   Highland Rd Partners
                  6.15%*, 10/1/04**                      455
            975   McKinley Air Transport
                  6.15%*, 8/1/09**                       975
          1,000   MCMC Pob LII
                  6.15%*, 8/1/14**                     1,000
          1,000   Olen Corp.
                  6.15%*, 12/1/04**                    1,000
          1,655   Olen Corp.
                  6.15%*, 8/1/08**                     1,655
          1,400   Pellerin Melnor Corp.
                  6.15%*, 9/1/02**                     1,400
          5,842   Primex Funding
                  6.08%*, 2/1/00**                     5,842
            700   Rivnut Engineered Products
                  6.15%*, 2/1/01**                       700
            980   S & SLP Project
                  6.15%*, 12/1/07**                      980
            420   Schipper-DJA Properties
                  6.17%*, 10/1/05**                      420
          3,060   Schipper Enterprises
                  6.17%*, 4/1/09**                     3,060
          1,295   Technisand, Inc.
                  6.15%*, 11/1/01**                    1,295
          1,800   Tell-Schipper Properties,
                  Inc.
                  6.17%*, 10/1/03**                    1,800
          8,300   Tyler Health Facilities
                  6.35%*, 11/1/25**                    8,300
          1,980   Zanetos Partnership Project
                  6.15%*, 7/1/13**                     1,980
------------------------------------------------------------
TOTAL VARIABLE RATE NOTES                             80,871
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  REPURCHASE AGREEMENTS (8.7%)
         12,000   Chase Securities
                  5.92%, 5/2/95
                  (Collateralized by 12,287
                  U.S. Treasury Bills,
                  5/18/95-5/25/95,
                  market value-$12,244)           $   12,000
         13,315   Donaldson-Lufkin Jenrette
                  5.93%, 5/1/95
                  (Collateralized by 15,318
                  various U.S. Treasury
                  securities, 0.00%-5.13%,
                  8/15/95-2/15/00,
                  market value-$13,582)               13,315
         12,000   UBS Securities, Inc.
                  5.93%, 5/2/95
                  (Collateralized by 11,780
                  U.S. Treasury Notes,
                  7.90%, 12/31/96, market
                  value-$12,245)                      12,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                           37,315
------------------------------------------------------------
TOTAL (COST $429,740)(B)                          $  429,740
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $430,000.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
----------------------------------------------
  MUNICIPAL BONDS (98.6%)
ALABAMA (2.1%):
          2,530   Ardmore Industrial
                    Development Revenue,
                    4.95%*, 6/1/04**              $  2,530
          1,800   Montgomery, Alabama BMC,
                    4.75%*, 12/1/30**                1,800
                                                  --------
                                                     4,330
                                                  --------
ARKANSAS (2.4%):
          5,000   University of Arkansas,
                    4.80%*, 12/1/19**                5,000
                                                  --------
CALIFORNIA (6.8%):
          5,000   California Housing Finance
                    GIC, 4.60%, 8/1/27**             5,000
          6,000   California School Cash
                    Reserve, 4.50%, 7/5/95           6,008
          3,080   Los Angeles, California
                    Redevelopment, 8.85%,
                    7/1/95                           3,115
                                                  --------
                                                    14,123
                                                  --------
COLORADO (1.3%):
          2,645   Arapahoe County, Capital
                    Improvement, 4.45%,
                    8/31/96**                        2,645
                                                  --------
FLORIDA (8.3%):
          4,500   Broward County, Housing
                    Finance Authority, 4.95%*,
                    12/1/29**                        4,500
          9,700   Dade County, Housing Finance
                    Authority, Highway
                    Revenue, 4.95%*, 8/1/05**        9,700
            490   Florida State Board of
                    Education, 5.50%, 1/1/96           492
          2,500   Hillsborough County,
                    Ringhaven, 4.75%*,
                    12/1/11**                        2,500
                                                  --------
                                                    17,192
                                                  --------
ILLINOIS (7.5%):
          1,700   Illinois Development,
                    Kindlen, 4.80%*, 5/1/06**        1,700
          5,000   Illinois Development, Power
                    & Light, 4.10%, 5/31/95**        5,000
          5,000   Illinois Health Facility,
                    4.50%*, 11/15/24**               5,000
          1,000   Illinois State, 8.13%,
                    6/1/95                           1,023
          2,700   Kankakee County, Industrial
                    Development Revenue,
                    4.95%*, 12/1/07**                2,700
                                                  --------
                                                    15,423
                                                  --------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
INDIANA (4.5%):
          4,000   Indiana Bond Bank, 5.25%,
                    7/10/95                       $  4,005
          1,150   Indianapolis, Indiana
                    Calderon, 4.95%*, 2/1/99**       1,150
          1,995   Scottsburg, Indiana, 5.20%*,
                    10/1/09**                        1,995
          1,020   Syracuse, Economic
                    Development Revenue,
                    4.80%*, 12/1/05**                1,020
          1,220   Wakarusa, Economic
                    Development Revenue,
                    4.80%*, 7/1/03**                 1,220
                                                  --------
                                                     9,390
                                                  --------
IOWA (5.0%):
          4,325   City of Urbandale, 4.25%*,
                    10/1/15**                        4,325
          6,000   Iowa Schools, 4.25%, 7/17/95       6,008
                                                  --------
                                                    10,333
                                                  --------
KANSAS (1.8%):
          2,300   Fairway, Kansas, 4.25%*,
                    11/1/14**                        2,300
          1,500   Wamego Pollution Control
                    Revenue, 4.10%*, 11/1/14**       1,500
                                                  --------
                                                     3,800
                                                  --------
KENTUCKY (2.4%):
          2,475   Boone County, 5.20%*,
                    12/1/09**                        2,475
          2,465   Covington, Kentucky, 4.70%*,
                    4/1/05**                         2,465
                                                  --------
                                                     4,940
                                                  --------
MICHIGAN (1.3%):
          1,725   Michigan State Strategic,
                    4.75%*, 4/1/06**                 1,725
          1,000   Oakland County Economic,
                    5.80%, 9/1/95                    1,012
                                                  --------
                                                     2,737
                                                  --------
MINNESOTA (1.6%):
          3,340   St. Cloud, Housing Webway,
                    4.95%*, 11/1/05**                3,340
                                                  --------
MISSOURI (5.3%):
          3,600   Kansas City, J.C. Nichols
                    Project, 4.25%*, 5/1/15**        3,600
          2,860   St. Charles County, Cedar
                    Ridge, 4.75%*, 10/1/07**         2,860
          4,600   St. Louis Industrial
                    Development, Multi Family
                    Housing Revenue Bond,
                    Series 86, 5.05%*,
                    2/1/07**                         4,600
                                                  --------
                                                    11,060
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
NEBRASKA (2.4%):
          4,000   Nebraska Investment Finance
                    Authority, 4.75%,
                    7/15/95**                     $  4,000
            915   Nebraska Investment Finance
                    Authority, 5.00%, 7/1/15**         915
                                                  --------
                                                     4,915
                                                  --------
NEVADA (1.4%):
          1,300   Director State Nevada H2W
                    Part, 4.95%*, 8/1/14**           1,300
          1,600   Director State Nevada No.
                    Sail, 4.95%*, 8/1/01**           1,600
                                                  --------
                                                     2,900
                                                  --------
NEW YORK (0.8%):
          1,700   New York, New York, 5.00%*,
                    2/1/20**                         1,700
                                                  --------
NORTH CAROLINA (4.0%):
          8,240   Person County, Pollution
                    Control Revenue, Carolina
                    Power & Light Project,
                    4.80%*, 11/1/19**                8,240
                                                  --------
OHIO (18.1%):
            440   Akron Bath Copley, Ohio
                    Township Hospital, 4.80%*,
                    5/1/13**                           440
          2,000   Berea, Ohio, 4.50%, 10/25/95       2,002
          1,500   Cuyahoga County, 4.80%*,
                    12/1/12**                        1,500
          2,850   Dublin School District,
                    5.57%, 12/20/95                  2,854
            885   Fairfield County, 4.88%,
                    10/26/95                           887
          2,550   Fayetteville Perry, Ohio,
                    4.68%, 4/12/96                   2,554
          2,500   Franklin County Hospital,
                    4.70%*, 6/1/16**                 2,500
          4,380   Franklin County, Wesley
                    Glen, 4.82%*, 4/1/13**           4,380
          2,680   Gallia County, Industrial
                    Development Revenue,
                    Scenic Hills Nursing
                    Center, 4.40%*, 12/15/10**       2,680
          3,400   Greene County, Ohio Apple
                    Valley, 4.30%*, 8/1/09**         3,400
          3,000   Highland Heights, 5.65%,
                    12/28/95                         3,008
          3,800   Kings School District,
                    5.45%, 6/21/95                   3,803

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Lakewood, Ohio, 3.72%,
                    5/11/95                       $  4,000
          2,495   Student Loan Funding Corp.,
                    Cincinnati, Ohio, Student
                    Loan Revenue, 4.60%*,
                    12/29/98**                       2,495
            790   Summit County, Ohio, Texler
                    Project, 4.40%, 5/1/09**           790
                                                  --------
                                                    37,293
                                                  --------
PENNSYLVANIA (2.7%):
          3,100   Sayre, Health Care Facility,
                    4.75%*, 12/1/20**                3,100
          2,450   Williamsport, Area School
                    District, 3.89%, 6/30/95         2,451
                                                  --------
                                                     5,551
                                                  --------
SOUTH CAROLINA (1.2%):
          2,500   Job Economic Development
                    Revenue, 4.95%*, 12/1/99**       2,500
                                                  --------
TENNESSEE (3.0%):
          6,200   Hawkins County, Kingston,
                    5.00%*, 8/1/09**                 6,200
                                                  --------
TEXAS (3.6%):
          4,140   Harris County, 4.95%*,
                    10/1/16**                        4,140
          2,240   Texas A&M University, 8.50%,
                    7/1/95                           2,255
            950   Texas A&M University, 9.00%,
                    7/1/95                             957
                                                  --------
                                                     7,352
                                                  --------
UTAH (0.3%):
            500   Intermountain Power Agency,
                    9.90%, 7/1/95                      517
                                                  --------
VIRGINIA (1.5%):
          3,000   State Housing Development,
                    3.90%, 5/10/95                   3,000
                                                  --------
WASHINGTON (0.7%):
            500   Everett Water & Sewer,
                    8.20%, 7/1/95                      503
          1,000   Pierce County, 4.55%,
                    11/1/04**                        1,000
                                                  --------
                                                     1,503
                                                  --------
WISCONSIN (8.6%):
          1,200   Appleton, Pensor, 4.95%*,
                    8/1/01**                         1,200
          1,525   Berlin Wenninger, 4.95%*,
                    4/1/07**                         1,525
          4,000   Evansville, Wisconsin,
                    4.95%*, 12/1/08**                4,000

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Kenosha Metalmen, 4.95%*,
                    9/1/14**                      $  4,000
          1,000   Milwaukee, Wisconsin, 5.25%,
                    9/1/95                           1,003
          1,400   Oshkosh, Schloesser, 4.95%*,
                    3/1/02**                         1,400
          2,800   Plymouth, Industrial
                    Development Revenue,
                    4.95%*, 8/1/04**                 2,800
          1,800   Prairie Du Chien, Wisconsin,
                    4.80%*, 6/1/02**                 1,800
                                                  --------
                                                    17,728
----------------------------------------------------------
TOTAL MUNICIPAL BONDS                              203,712
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          4,318   Federated #15 Tax-Free Money
                    Market Fund                      4,318
              1   Fidelity Ohio Tax Free Fund            1
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           4,319
----------------------------------------------------------
TOTAL (COST $208,031)(B)                          $208,031
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $206,606.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities collateralized by bank letters of credit or other bank credit arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (94.5%)
         250     Metropolitan Transportation
                   Authority, New York,
                   Revenue Bond, Series I,
                   AMBAC, 7.00%, 7/1/09           $   282
       1,200     Metropolitan Transportation
                   Authority, New York,
                   Service Contract, Refunding
                   Revenue Bond, Series K,
                   AMBAC, 7.50%, 7/1/17             1,318
         250     Nassau County, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bond, Hofstra
                   University Project, AMBAC,
                   6.75%, 8/01/11                     263
         700     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.30%, 6/1/10              741
         335     New York City, New York, City
                   Housing Development,
                   Revenue Bond, Series 1,
                   MBIA, 7.38%, 4/1/17                352
         675     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.35%, 6/1/19              717
         200     New York City, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bonds, USTA
                   National Tennis Center,
                   6.38%, 11/15/14                    205
         220     New York City, New York, City
                   Transportation Authority,
                   Revenue Bond, Livingston
                   Plaza Project, FSA, 7.50%,
                   1/1/20                             247
         680     New York City, New York,
                   Cultural Resources, Revenue
                   Bond, AMBAC, 6.63%, 1/1/11         711
         300     New York City, New York,
                   General Obligation Bond,
                   Series B, FSA, 7.00%,
                   10/1/18                            312

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
       $ 350     New York City, New York,
                   General Obligation Bond,
                   Series C, FGIC, 7.00%,
                   2/1/12                         $   360
         750     New York City, New York,
                   Municipal Water Finance
                   Authority, Water & Sewer
                   System Revenue Bonds,
                   Series A, FGIC, 6.75%,
                   6/15/16                            780
         700     New York State Dormitory
                   Authority Revenue Bonds,
                   City University, Series 2,
                   MBIA 6.75%, 7/01/24                738
         750     New York State Dormitory
                   Authority, Revenue Bonds,
                   Ithaca College, MBIA,
                   6.50%, 7/1/10                      782
         400     New York State Dormitory
                   Authority, Revenue Bonds,
                   State University
                   Educational System, Series
                   B, AMBAC, 6.00%, 5/15/17           395
         225     New York State Dormitory
                   Authority, Revenue Bond,
                   Judicial Facilities Leases,
                   Series B, MBIA, 7.00%,
                   4/15/16                            239
         370     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/18                      392
         325     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/19                      343
         500     New York State Medical Care
                   Facilities Finance Agency,
                   Unrefunded/Revenue Bond,
                   MBIA, 7.38%, 8/15/19               543
         200     New York State Medical Care
                   Facilities Finance Agency,
                   Montefiore Medical Center,
                   AMBAC, 5.75%, 2/15/25              188
         815     New York State Medical Care
                   Facilities Finance Agency,
                   Refunding Revenue Bond,
                   North Shore University
                   Hospital, MBIA, 7.20%,
                   11/1/20                            879

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
         550     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, Series A,
                   BIG, 7.10%, 2/15/27            $   575
         340     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, St. Luke's,
                   Series B, MBIA, 7.45%,
                   2/15/29                            382
         550     New York State TWY Authority
                   General Revenue Bonds,
                   Series C, FGIC, 6.00%,
                   1/01/25                            539
       1,000     New York State Urban
                   Development Correctional
                   Facilities, Revenue Bond,
                   Series D, AMBAC, 7.50%,
                   1/1/12                           1,088
         400     New York State Urban
                   Development Correctional
                   Facilities, Series 1, FSA,
                   7.50%, 1/1/20                      449
         900     Triborough Bridge & Tunnel
                   Authority, Revenue Bond,
                   Series T, MBIA, 7.00%,
                   1/1/20                           1,002
       1,000     Triborough Bridge & Tunnel
                   Authority, Special
                   Obligation Refunding
                   Revenue Bond, Series B,
                   AMBAC, 6.88%, 1/1/15             1,061
---------------------------------------------------------
  TOTAL MUNICIPAL BONDS                           $15,883
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
         527     Municipal Fund for New York      $   527
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                          527
---------------------------------------------------------
  TOTAL (COST $15,485)(b)                         $16,410
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $16,808.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $   925
                 Unrealized depreciation
                                                  -------
                 Net unrealized appreciation      $   925
                                                  ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
FUND FOR INCOME                                                      (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. TREASURY OBLIGATION (1.2%)
U.S. TREASURY STRIP
        2,000   zero%, 8/15/20                   $    296
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (40.3%)
        1,084   Bear Stearns Mortgage Capital
                  Corp., Series 1991-A/B1,
                  9.40%, 6/25/21                    1,084
        2,220   Bear Stearns Secured
                  Investors Trust, Series
                  1991-2/H, 7.50%, 9/20/20          2,151
          104   Drexel, Burnham & Lambert
                  Trust, Series U/1, 6.30%,
                  8/1/17                              107
        1,000   General Electric Capital
                  Mortgage, Series 93-4f,
                  7.00%, 3/25/08                      896
        1,985   Housing Securities, Inc.,
                  Series 1993-B/B4M, 7.25%,
                  4/25/08                           1,878
        1,000   Kidder, Peabody Acceptance
                  Corp., Series 1993-C1/A3,
                  6.80%, 9/1/06                       927
          153   Merrill Lynch Trust, Series
                  27/D, 8.90%, 10/20/15               155
        1,366   Prudential Home Mortgage,
                  Series 1992-42/M, 7.00%,
                  1/25/08                           1,291
        1,500   Resolution Trust Corp.,
                  Series 1992-2/B4, 8.20%,
                  11/25/21                          1,476
---------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         9,965
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (41.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION:
          335   8.85%, 4/15/20                        338
          115   9.30%, 8/15/15                        117
        1,337   9.50%, 8/1/19-12/1/22               1,389
          237   10.00%, 2/1/17-9/1/19                 253
           18   12.00%, 10/1/10-7/1/14                 21

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        1,304   8.00%, 11/25/20                  $  1,221
        1,683   8.50%, 8/1/24-1/13/25               1,712
           25   9.50%, 1/1/19                          28
          154   10.00%, 5/1/13-2/1/18                 172
           10   10.50%, 1/1/18                         11
           55   12.00%, 8/1/13-4/1/15                  61
           36   13.00%, 12/1/12                        41
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        2,272   9.50%, 8/15/17-10/15/19             2,390
        2,115   10.00%, 3/15/16-6/15/21             2,289
           97   10.25%, 3/15/19-6/15/19               103
           82   10.50%, 2/15/16                        90
           66   11.00%, 9/20/14                        74
---------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                   10,310
---------------------------------------------------------
---------------------------------------------------------
  REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS (12.6%)
        1,000   Federal National Mortgage
                  Association, Series 1991-
                  13/C, 8.25%, 3/25/04              1,017
           76   Federal National Mortgage
                  Association, Series G-18/6,
                  8.75%, 7/25/01                       76
        1,920   Federal National Mortgage
                  Association, Series
                  1988-4/Z, 9.25%, 3/25/18          2,014
---------------------------------------------------------
  TOTAL REAL ESTATE MORTGAGE INVESTMENT
      CONDUITS                                      3,107
---------------------------------------------------------
---------------------------------------------------------
  REPURCHASE AGREEMENT (4.1%)
        1,003   Donaldson, Lufkin & Jenrette
                  Securities Corp., 5.93%,
                  dated 4/28/95, due 5/1/95
                  (Collateralized by various
                  U.S. Treasury securities)         1,003
---------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT                        1,003
---------------------------------------------------------
TOTAL (COST $24,172)(B)                          $ 24,681
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $24,713.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation          $    842
                Unrealized depreciation              (333)
                                                 --------
                Net unrealized appreciation      $    509
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (1.8%)
        1,000    American Express Co., 6.05%,
                   7/15/97                        $    978
        1,000    Capital Auto Receivables
                   Trust, 5.35%, 2/15/98               989
          955    Capital Auto Receivables
                   Trust, 4.90%, 2/17/98               952
          201    GMAC 1993 A Grantor Trust,
                   4.15%, 3/15/98                      198
----------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                        3,117
----------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        1,540    7.00%, 7/15/98                      1,535
        2,000    5.50%, 10/15/02                     1,933
        2,000    5.50%, 11/15/03                     1,924
          482    8.40%, 1/15/05                        487
          937    6.00%, 2/15/13                        933
          258    8.00%, 1/15/18                        258
        1,300    8.50%, 9/15/19                      1,316
FEDERAL NATIONAL MORTGAGE ASSOC.:
        2,000    6.00%, 10/25/03                     1,965
        1,000    8.00%, 3/25/04                      1,007
        1,522    5.75%, 6/25/06                      1,471
          849    7.00%, 2/25/18                        844
          883    7.50%, 7/25/18                        879
                                                  --------
                                                    14,552
                                                  --------
---------------------------------------------------------
  CORPORATE BONDS (18.5%)
AUTOMOTIVE (0.3%):
          500    Ford Motor, 7.88%, 10/15/96           506
                                                  --------
BANKING & FINANCIAL SERVICES (0.3%):
          500    Bankers Trust, 7.25%, 11/1/96         502
                                                  --------
BROKERAGE SERVICES (2.0%):
        2,000    Lehman Brothers, 5.75%,
                   11/15/98                          1,858
        1,500    Lehman Brothers Holding,
                   5.50%, 6/15/96                    1,474
                                                  --------
                                                     3,332
                                                  --------
BUSINESS EQUIPMENT (1.3%):
        2,175    International Business
                   Machines Corp., 6.38%,
                   11/1/97                           2,145
                                                  --------
CHEMICALS (0.6%):
        1,000    Dow Capital, 5.75%, 9/15/97           972
                                                  --------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
CONSUMER GOODS & SERVICES (0.6%):
        1,000    PepsiCo, Inc., 5.63%, 7/1/95     $  1,000
                                                  --------
FINANCIAL SERVICES (6.5%):
        2,000    American General Corp.,
                   6.88%, 7/1/99                     1,957
        1,000    Associates Corp.,6.88%,
                   1/15/97                           1,000
        1,500    Associates Corp.,7.25%,
                   9/1/99                            1,492
        3,000    Ford Motor Credit Corp.,
                   7.13%, 12/1/97                    3,004
        1,000    ITT Finance, 7.38%, 10/15/95        1,005
        2,000    Norwest Corp., 7.75%,
                   12/31/96                          2,030
          500    Norwest Financial, 7.10%,
                   11/15/96                            502
                                                  --------
                                                    10,990
                                                  --------
FOOD PRODUCTS (0.4%):
          775    H.J. Heinz Co., 5.50%,
                   9/15/97                             756
                                                  --------
GOVERNMENTS (FOREIGN) (0.6%):
        1,000    Province of Ontario Global
                   Bonds, 5.70%, 10/1/97               973
                                                  --------
INDUSTRIAL GOODS & SERVICES (1.2%):
        2,000    Burlington Resources, 7.15%,
                   5/1/99                            1,985
                                                  --------
INSURANCE (2.1%):
          500    International Lease Finance
                   Corp., 6.38%, 11/1/96               496
        2,000    International Lease Finance
                   Corp., 8.35%, 10/1/98             2,063
        1,000    Transamerica Finance, 5.40%,
                   9/1/95                              997
                                                  --------
                                                     3,556
                                                  --------
POLLUTION CONTROL SERVICES (1.5%):
          500    Waste Management, 6.38%,
                   7/1/97                              493
        2,000    WMX Technologies, 7.13%,
                   3/22/97                           2,005
                                                  --------
                                                     2,498
                                                  --------
UTILITIES -- ELECTRIC & GAS (1.1%):
        1,000    Northern Illinois Gas, 5.50%,
                   2/1/97                              976
        1,000    Northern States Power, 5.50%,
                   2/1/99                              944
                                                  --------
                                                     1,920
----------------------------------------------------------
TOTAL CORPORATE BONDS                               31,135
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.7%)
FEDERAL NATIONAL MORTGAGE ASSOC.:
        3,000    5.23%, 11/25/98                  $  2,826
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                       2,826
----------------------------------------------------------
---------------------------------------------------------
  U.S. TREASURY NOTES (64.8%)
        4,000    5.50%, 4/30/96                      3,968
        1,000    7.63%, 5/31/96                      1,013
        8,000    6.50%, 9/30/96                      8,002
        9,000    7.50%, 12/31/96                     9,136
       18,000    7.50%, 1/31/97                     18,273
        1,000    6.75%, 2/28/97                      1,003
       16,000    6.88%, 2/28/97                     16,078
       10,000    6.63%, 3/31/97                     10,005
        7,000    6.50%, 8/15/97                      6,978
        3,000    7.38%, 11/15/97                     3,046
        1,500    6.00%, 12/31/97                     1,475
        4,500    5.13%, 4/30/98                      4,306
        6,500    8.25%, 7/15/98                      6,774
        7,000    5.25%, 7/31/98                      6,689
       12,000    7.13%, 2/29/00                     12,110
----------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          108,856
----------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
        5,183    Shearson U.S. Treasury Fund      $  5,183
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           5,183
----------------------------------------------------------
TOTAL (COST $166,188)(B)                          $165,669
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $168,112.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $  1,161
                 Unrealized depreciation            (1,681)
                                                  --------
                 Net unrealized depreciation      $   (520)
                                                  =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GOVERNMENT MORTGAGE FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,000    5.50%, 10/15/02                 $  4,832
          500    5.00%, 8/15/11                       492
FEDERAL NATIONAL MORTGAGE ASSOC.:
       10,000    7.50%, 8/25/22                     9,809
---------------------------------------------------------
                TOTAL COLLATERALIZED MORTGAGE
                                  OBLIGATIONS      15,133
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT
  AGENCIES (86.8%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,927    8.00%, 1/1/00                      5,922
          209    9.50%, 8/1/21                        218
        3,128    5.99%, 12/1/23                     3,136
       19,787    7.50%, 4/1/24                     19,351
FEDERAL NATIONAL MORTGAGE ASSOC.:
        1,395    8.00%, 5/1/17                      1,394
        2,322    9.50%, 6/1/22                      2,420
        9,768    6.50%, 4/1/24                      9,050
        3,888    8.50%, 8/1/24                      3,952
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          105    8.50%, 6/15/16                       107
          252    8.50%, 7/15/16                       257
          109    9.00%, 9/15/16                       113
          181    8.50%, 10/15/16                      185
          108    9.50%, 11/15/16                      114
          726    8.50%, 1/15/17                       740
          578    8.50%, 2/15/17                       589
          233    8.50%, 4/15/17                       238
          200    8.50%, 5/15/17                       204
          473    8.50%, 6/15/17                       483
        2,093    9.50%, 11/15/17                    2,195
          113    10.00%, 1/15/18                      121
          517    9.00%, 11/15/18                      536
          423    9.50%, 1/15/19                       444
          317    10.50%, 8/15/19                      344
          469    8.50%, 12/15/19                      478
           45    8.50%, 2/15/20                        46
        1,426    9.50%, 5/15/20                     1,496
        3,278    9.75%, 1/15/21                     3,504
        1,551    9.00%, 3/15/21                     1,606
          121    8.50%, 5/15/21                       124

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
        1,185    9.00%, 5/15/21                  $  1,227
          311    8.00%, 6/15/21                       311
        1,332    9.00%, 6/15/21                     1,379
        2,307    9.50%, 6/15/21                     2,422
       13,249    8.00%, 5/15/22                    13,257
        4,043    8.00%, 10/15/22                    4,046
        3,088    9.00%, 2/15/23                     3,202
        2,870    8.50%, 3/15/23                     2,928
          803    7.50%, 6/15/23                       786
        4,591    7.50%, 7/15/23                     4,490
        1,527    8.00%, 8/15/23                     1,528
        4,887    7.00%, 9/15/23                     4,636
        2,833    7.00%, 10/15/23                    2,687
        4,619    7.00%, 12/15/23                    4,384
        8,295    7.50%, 1/15/24                     8,106
        3,933    7.50%, 2/15/24                     3,842
        4,048    8.50%, 10/15/24                    4,134
        1,714    8.75%, 8/15/25                     1,739
---------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES     124,471
---------------------------------------------------------
---------------------------------------------
  U.S. TREASURY NOTES (1.5%)
        1,000    5.50%, 4/30/96                       992
        1,100    8.75%, 8/15/00                     1,189
---------------------------------------------------------
                    TOTAL U.S. TREASURY NOTES       2,181
---------------------------------------------------------
---------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        1,177    Shearson U.S. Treasury Fund        1,177
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,177
---------------------------------------------------------
TOTAL (COST $147,319)(B)                         $142,962
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $143,435.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $41. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    422
                 Unrealized depreciation           (4,820)
                                                 --------
                 Net unrealized depreciation     $ (4,398)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (0.7%)
CAPITAL AUTO RECEIVABLES TRUST
        1,000    5.35%, 2/15/98                  $    989
---------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                         989
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)
FEDERAL HOME LOAN MORTAGAGE CORP.
        1,000    7.00%, 5/15/99                       992
        1,800    6.50%, 5/15/03                     1,713
        1,406    5.00%, 11/15/04                    1,401
        2,500    5.80%, 4/15/14                     2,468
        1,994    6.50%, 7/15/16                     1,959
          258    8.00%, 1/15/18                       258
        1,968    7.50%, 9/15/20                     1,963
        2,500    8.40%, 1/15/21                     2,520
FEDERAL NATIONAL MORTGAGE ASSOC.
        2,475    6.00%, 10/25/03                    2,432
        1,103    7.50%, 7/25/18                     1,098
        4,000    6.25%, 5/25/19                     3,755
        2,000    8.50%, 8/25/19                     2,051
---------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          22,610
---------------------------------------------------------
---------------------------------------------------------
  CORPORATE BONDS (39.1%)
APPLIANCES (0.8%):
        1,000    Whirlpool Corp. Notes
                   9.50%, 6/15/00                   1,089
                                                 --------
AUTOMOTIVE (2.8%):
        1,000    Ford Motor Co.
                   9.00%, 9/15/01                   1,076
          500    Ford Motor Credit Co.
                   9.50%, 4/15/00                     542
          500    Ford Motor Holdings, Inc.
                   9.25%, 3/1/00                      534
          500    General Motors Corp.
                   9.75%, 5/15/99                     514
        1,000    General Motors Corp.
                   9.63%, 12/1/00                   1,086
                                                 --------
                                                    3,752
                                                 --------
BANKING (0.4%):
          500    Comerica, Inc.
                   10.13%, 6/1/98                     537
                                                 --------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
BROKERAGE SERVICES (10.9%):
        4,000    Bear Stearns Co.
                   9.38%, 6/1/01                 $  4,305
        5,000    Lehman Brothers Holdings
                   5.75%, 11/15/98                  4,643
        2,500    Merrill Lynch & Co.
                   8.25%, 11/15/99                  2,563
        3,500    Salomon, Inc.
                   6.75%, 1/15/06                   2,993
                                                 --------
                                                   14,504
                                                 --------
                              CHEMICALS (1.5%):
        1,000    Dow Chemical
                   5.75%, 9/15/97                     973
        1,000    Monsanto Defined
                   8.13%, 12/15/06                  1,032
                                                 --------
                                                    2,005
                                                 --------
FINANCIAL SERVICES (7.0%):
        2,000    American Express
                   8.50%, 8/15/01                   2,115
        3,000    American General Corp.
                   7.70%, 10/15/99                  3,034
        1,000    Norwest Corp.
                   7.75%, 12/31/96                  1,015
        3,000    Transamerica Financial
                   8.75%, 10/1/99                   3,138
                                                 --------
                                                    9,302
                                                 --------
FOOD PRODUCTS (0.7%):
        1,000    Super Valu, Inc.
                   5.88%, 11/15/95                    998
                                                 --------
GOVERNMENT AGENCY (0.4%):
          500    Private Export Funding
                   9.00%, 1/31/96                     508
                                                 --------
INDUSTRIAL GOODS & SERVICES (8.4%):
        2,000    American Home Products
                   7.70%, 2/15/00                   2,025
        3,000    Amoco Canada
                   7.25%, 12/1/02                   2,985
        1,000    Grand Metropolitan Investment
                   Corp.
                   8.63%, 8/15/01                   1,070
        3,000    Service Corp. International
                   8.38%, 12/15/04                  3,131
        2,000    WMX Technologies Waste
                   Management
                   7.13%, 3/22/97                   2,005
                                                 --------
                                                   11,216
                                                 --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
INSURANCE (0.4%):
          500    St. Paul Cos., Inc.
                   9.38%, 6/15/97                $    526
                                                 --------
OIL & GAS EXPLORATION (1.2%):
          500    British Petroleum America
                   10.15%, 3/15/96                    514
        1,000    Cheveron Corp. Amortization
                   Notes
                   8.11%, 12/1/04                   1,044
                                                 --------
                                                    1,558
                                                 --------
PRINTING & PUBLISHING (1.6%):
        1,000    Knight Ridder, Inc.
                   8.50%, 9/1/01                    1,063
        1,000    R.R. Donnelly & Sons Co.
                   9.13%, 12/1/00                   1,095
                                                 --------
                                                    2,158
                                                 --------
RETAIL STORES (0.8%):
          500    J.C. Penney, Inc.
                   9.05%, 3/1/01                      538
          500    Sears Roebuck & Co.
                   9.50%, 6/1/99                      537
                                                 --------
                                                    1,075
                                                 --------
TELECOMMUNICATIONS (2.2%):
          750    Communications Satellite
                   8.13%, 4/1/04                      775
        2,000    GTE Corp. Notes
                   9.10%, 6/1/03                    2,143
                                                 --------
                                                    2,918
---------------------------------------------------------
TOTAL CORPORATE BONDS                              52,146
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTAGE ASSOC.:
        2,000    5.23%, 11/25/98                    1,884
---------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                      1,884
---------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  U.S. TREASURY NOTES (38.6%)
        7,500    9.25%, 1/15/96                  $  7,651
        3,000    9.38%, 4/15/96                     3,087
        2,000    5.50%, 4/30/96                     1,984
        5,000    7.38%, 5/15/96                     5,049
        6,500    6.88%, 4/30/97                     6,534
        2,000    5.63%, 1/31/98                     1,945
        5,000    7.25%, 2/15/98                     5,068
        7,000    7.00%, 4/15/99                     7,050
        2,000    7.50%, 10/31/99                    2,048
        1,000    6.38%, 1/15/00                       980
        8,000    7.13%, 2/29/00                     8,073
        2,000    6.88%, 3/31/00                     1,997
---------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          51,466
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (1.3%)
        1,783    Shearson U.S. Treasury Fund        1,783
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,783
---------------------------------------------------------
TOTAL (COST $133,485)(B)                         $130,878
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $133,225.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    885
                 Unrealized depreciation           (3,492)
                                                 --------
                 Net unrealized depreciation     $ (2,607)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  ASSET BACKED SECURITIES (1.6%)
CAPITAL AUTO RECEIVABLES ASSET TRUST
            979   4.90%, 2/17/98                  $      976
RAILCAR TRUST, SERIES 92-1
            459   7.75%, 6/1/04                          465
------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                          1,441
------------------------------------------------------------
----------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
FEDERAL HOME LOAN MORTGAGE CORP.:
          1,180   7.50%, 4/1/07                        1,178
FEDERAL NATIONAL MORTGAGE ASSOC.:
             67   7.00%, 3/25/18                          67
            155   7.25%, 6/25/18                         154
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION               1,399
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (28.4%)
AUTOMOTIVE (1.7%):
          1,000   Ford Motor Co.
                  9.00%, 9/15/01                       1,076
            500   General Motors
                  9.13%, 7/15/95                         535
                                                  ----------
                                                       1,611
                                                  ----------
BANKING (6.2%):
            600   BankAmerica Corp.
                  9.63%, 2/13/01                         657
          1,500   Crestar Finance Corp.
                  8.75%, 11/15/04                      1,591
            500   First Bank System
                  8.00%, 7/2/04                          514
          1,020   First Union Corp.
                  9.45%, 6/15/99                       1,095
            800   SunTrust Banks, Inc.
                  7.38%, 7/1/02                          799
          1,000   Wells Fargo & Co.
                  8.75%, 5/1/02                        1,061
                                                  ----------
                                                       5,717
                                                  ----------
BROKERAGE SERVICES (2.3%):
          1,000   Morgan Stanley
                  8.88%, 10/15/01                      1,056
          1,280   Morgan Stanley
                  7.25%, 10/15/23                      1,069
                                                  ----------
                                                       2,125
                                                  ----------
COMPUTER (0.6%):
            510   International Business
                  Machines
                  9.00%, 5/1/98                          510
                                                  ----------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
CREDIT INSTITUTIONS -- PERSONAL (0.6%):
            510   General Electric Credit
                  Corp.
                  8.75%, 11/26/96                 $      524
                                                  ----------
FINANCIAL SERVICES (7.6%):
          1,025   BHP Finance Ltd.
                  6.75%, 11/1/13                         880
            255   Ford Motor Credit Co.
                  9.40%, 11/16/95                        259
          1,000   General Motors Acceptance
                  Co.
                  6.28%*, 6/7/96                         999
          1,000   General Motors Acceptance
                  Co.
                  7.13%, 6/1/99                          985
          1,000   General Motors Acceptance
                  Co.
                  5.50%, 12/15/01                        886
          1,020   Merrill Lynch
                  8.25%, 11/15/99                      1,046
          2,000   Salomon Brothers
                  4.44%, 8/9/95                        1,988
                                                  ----------
                                                       7,043
                                                  ----------
GOVERNMENTS (FOREIGN) (0.5%):
            500   Republic of Iceland
                  6.13%, 2/1/04                          449
                                                  ----------
INDUSTRIAL GOODS & SERVICES (4.4%):
          1,000   American Home Products
                  7.70%, 2/15/00                       1,013
          1,000   Georgia-Pacific
                  9.95%, 6/15/02                       1,116
            700   Philip Morris Co.
                  9.00%, 1/1/01                          746
          1,200   RJR Nabisco, Inc.
                  8.00%, 1/15/00                       1,182
                                                  ----------
                                                       4,057
                                                  ----------
INSURANCE (1.0%):
          1,100   Nationwide Mutual
                  Insurance Surplus
                  7.50%, 2/15/24                         954
                                                  ----------
OIL & GAS EXPLORATION (0.8%):
            700   Atlantic Richfield Co.
                  9.00%, 4/1/21                          765
                                                  ----------
OIL & GAS TRANSMISSION (0.6%):
            510   Shell Oil Co.
                  7.00%, 9/15/95                         511
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
TELECOMMUNICATIONS (2.1%):
            510   GTE Hawaiian Telephone
                  Service
                  9.00%, 12/1/00                  $      525
            510   MCI Communications
                  7.63%, 11/7/96                         514
            360   Northern Telecom Ltd.
                  8.25%, 6/13/96                         366
            510   Southwestern Bell Co.
                  8.30%, 6/1/96                          518
                                                  ----------
                                                       1,923
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 26,189
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (38.0%)
FEDERAL HOME LOAN MORTGAGE CORP.:
            150   8.00%, 5/1/02                          151
            350   8.00%, 8/1/02                          354
            238   8.00%, 6/1/08                          237
            277   8.00%, 11/1/08                         276
FEDERAL NATIONAL MORTGAGE ASSOC.:
            994   8.00%, 1/1/23                          993
          1,562   7.50%, 3/1/24                        1,529
          1,500   9.00%, 5/1/25                        1,549
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          2,815   6.50%, 2/15/09                       2,705
          1,597   9.00%, 2/15/17                       1,654
          1,513   8.50%, 9/15/17                       1,544
            891   9.00%, 6/15/18                         923
          1,667   9.00%, 10/15/19                      1,727
          2,738   9.00%, 12/15/19                      2,836
          1,742   9.00%, 1/15/20                       1,809
          1,128   9.00%, 2/15/20                       1,168
            740   8.50%, 11/15/21                        756
          2,657   7.50%, 8/15/22                       2,600
          1,646   8.50%, 8/15/22                       1,681
          1,228   8.50%, 2/15/23                       1,253
          1,464   7.00%, 10/15/23                      1,389
          1,378   7.50%, 10/15/23                      1,345
          4,794   7.50%, 1/15/24                       4,683
          1,962   7.50%, 5/15/24                       1,916
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        35,078
------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  U.S. TREASURY BONDS (12.5%)
          2,600   8.88%, 2/15/19                  $    3,001
          3,000   8.00%, 11/15/21                      3,188
          2,900   7.13%, 2/15/23                       2,798
          1,500   7.50%, 11/15/24                      1,520
          1,000   7.63%, 2/15/25                       1,035
------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                             11,542
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (14.9%)
          3,000   7.50%, 2/29/96                       3,029
          1,000   7.50%, 12/31/96                      1,015
          1,000   8.00%, 1/15/97                       1,024
          1,000   7.75%, 12/31/99                      1,034
          2,500   7.75%, 1/31/00                       2,585
          3,000   7.13%, 2/29/00                       3,027
          2,000   7.50%, 2/15/05                       2,061
------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                             13,775
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          1,942   Shearson U.S. Treasury Fund          1,942
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,942
------------------------------------------------------------
TOTAL (COST $93,388) (B)                          $   91,366
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $92,202.

(b) Represents costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $      646
                  Unrealized depreciation             (2,668)
                                                  ----------
                  Net unrealized depreciation     $   (2,022)
                                                  ==========

 * Corporate Bonds with floating rates are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (97.6%)
ALTERNATIVE MINIMUM TAX PAPER (11.1%):
          2,500   Student Loan Funding Corp.,
                  Series A
                  5.50%, 12/1/01                  $    2,463
          4,000   Student Loan Funding Corp.,
                  Series A
                  5.85%, 8/1/04                        4,005
------------------------------------------------------------
TOTAL ALTERNATIVE MINIMUM TAX PAPER                    6,468
------------------------------------------------------------
----------------------------------------------
  GENERAL OBLIGATION BONDS (43.2%)
COUNTY, CITY, SPECIAL DISTRICT & SCHOOLS (39.7%):
          1,500   Batavia, Ohio Local School
                  District
                  7.00%, 12/1/14                       1,656
            750   Batavia, Ohio Local School
                  District
                  6.30%, 12/1/22                         769
            500   Canton, Waterworks System
                  5.75%, 12/1/10                         491
          1,325   Clyde-Green Springs Village,
                  Ohio School District
                  6.10%, 12/1/19                       1,302
            500   Columbus, Ohio, Series B
                  6.10%, 1/1/03                          531
          1,500   Columbus, Ohio
                  6.20%, 1/1/04                        1,604
          1,385   Crawford County, Ohio,
                  AMBAC
                  6.75%, 12/1/19                       1,477
          1,000   Cuyahoga Falls, Ohio, MBIA
                  6.00%, 12/1/15                         987
          2,500   Franklin County, Ohio
                  Courthouse
                  6.38%, 12/1/01                       2,724
          1,000   Hilliard, Ohio School
                  District
                  6.15%, 12/1/06                       1,035
          2,500   Indian Valley, Ohio Local
                  School District
                  7.00%, 12/1/14                       2,760
            750   Kings, Ohio Local School
                  District
                  7.00%, 12/1/09                         795
          1,250   Lakeview, Ohio Local School
                  District
                  AMBAC
                  6.95%, 12/1/19                       1,380
            540   Lakewood, Ohio
                  5.40%, 12/1/05                         540

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
            600   Madison County, Ohio
                  7.00%, 12/1/19                  $      667
          1,000   Munroe Falls, Ohio, Series A
                  AMBAC
                  6.95%, 12/1/14                       1,103
            500   Toledo, Ohio, AMBAC
                  6.10%, 12/1/14                         501
          1,820   Trumbull County, Ohio
                  5.75%, 12/1/03                       1,892
            880   Tuscarawas Valley, Ohio
                  Local
                  School District, AMBAC
                  6.00%, 12/1/19                         863
                                                  ----------
                                                      23,077
                                                  ----------
STATE (3.5%):
          2,000   Ohio State, Refunding &
                  Improvement
                  5.50%, 8/1/03                        2,044
------------------------------------------------------------
TOTAL GENERAL OBLIGATION BONDS                        25,121
------------------------------------------------------------
----------------------------------------------
  REVENUE BONDS (43.3%)
HOSPITALS, NURSING HOMES & HEALTH CARE (17.7%):
          2,250   Butler County, Ohio
                  Middletown Regional
                  Hospital, GFIC
                  6.75%, 11/15/10                      2,411
          1,000   Clermont County Hospital
                  Facility
                  6.00%, 9/1/19                          977
          1,720   Franklin County, Riverside
                  Hospital
                  7.25%, 5/15/20                       1,864
          1,000   Garfield Heights, Ohio
                  Marymount Hospital,
                  Refunding & Improvement
                  6.70%, 11/15/15                      1,016
          2,400   Lake County Hospital
                  Improvement Facilities
                  6.38%, 8/15/03                       2,523
          1,480   Lucas County, Ohio Hospital,
                  Series B
                  5.75%, 8/15/03                       1,526
                                                  ----------
                                                      10,317
                                                  ----------
HOUSING (3.1%):
          1,775   Ohio Cap Corp.
                  6.35%, 7/1/22                        1,775
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
PUBLIC FACILITIES (CONVENTION, SPORT) (5.3%):
          2,000   Ohio State Building
                  Authority,
                  Adult Correctional
                  Facilities
                  6.00%, 10/1/07                  $    2,048
          1,000   Ohio State Public
                  Facilities,
                  Higher Education
                  5.88%, 12/1/04                       1,029
                                                  ----------
                                                       3,077
                                                  ----------
UTILITIES (SEWERS, TELEPHONE, ELECTRIC) (17.2%):
            540   Cambridge, Ohio Water
                  System
                  5.50%, 12/1/08                         526
          1,935   Cleveland Public Power
                  Systems, MBIA
                  7.00%, 11/15/24                      2,147
          1,000   Cleveland Public Power
                  Systems, MBIA
                  6.00%, 11/15/02                      1,051
          1,750   Cleveland Regional Sewer
                  District
                  6.75%, 5/15/04                       1,940
          1,000   Cleveland, Ohio Waterworks
                  Series 1-92B
                  6.25%, 1/1/05                        1,055
          1,950   Columbus, Ohio Sewer
                  6.25%, 6/1/08                        2,006
            750   Columbus, Ohio Water
                  Systems
                  6.38%, 11/1/10                         769
            500   Southwest Regional Water,
                  MBIA
                  6.00%, 12/1/20                         488
                                                  ----------
                                                       9,982
                                                  ----------
TOTAL REVENUE BONDS                                   25,151
------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                 56,740
------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (1.9%)
                  Dreyfus Ohio Money Market
          1,131   Institutional Fund              $    1,131
------------------------------------------------------------
Total Investment Companies                             1,131
------------------------------------------------------------
TOTAL (COST $57,596) (B)                              57,871
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of 58,137.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation              1,006
                  Unrealized depreciation               (757)
                                                  ----------
                  Net unrealized appreciation     $      249
                                                  ==========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATION (2.4%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        465,548   7.50%, 4/1/07                   $      465
FEDERAL NATIONAL MORTGAGE ASSOC.:
        968,818   7.40%, 7/25/17                         968
        925,817   6.50%, 4/25/22                         872
      1,500,000   9.00%, 5/1/25                        1,548
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              3,853
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (53.7%)
AEROSPACE/DEFENSE (3.3%):
         21,400   Boeing Co.                           1,177
         11,800   General Dynamics Corp.                 547
         20,300   Lockheed Martin Corp.(c)             1,173
         33,650   Raytheon Co.                         2,448
                                                  ----------
                                                       5,345
                                                  ----------
ALUMINUM (1.4%):
         50,300   Aluminum Co. of America              2,257
                                                  ----------
AUTOMOBILES (1.0%):
          8,000   Chrysler Corp.                         345
          1,200   Fiat - ADR                              24
         45,000   Ford Motor Co.                       1,215
                                                  ----------
                                                       1,584
                                                  ----------
BANKS (4.7%):
            900   BBV - ADR                               24
         54,900   BankAmerica Corp.                    2,718
         28,200   Comerica, Inc.                         811
         13,800   CoreStates Financial Corp.             450
         27,600   First Union Corp.                    1,249
          1,300   IMI - ADR                               24
         33,150   J.P. Morgan & Co., Inc.              2,176
                                                  ----------
                                                       7,452
                                                  ----------
BEVERAGES (1.3%):
         33,900   Anheuser Busch Co., Inc.             1,971
          1,300   Coca-Cola Femsa - ADR                   26
                                                  ----------
                                                       1,997
                                                  ----------
CHEMICALS (1.2%):
         10,100   Dow Chemical Co.                       702
          8,300   Eastman Chemical                       471
          1,200   Imperial Chemical - ADR                 58
         18,200   Lubrizol Corp.                         635
          3,200   Montedison - ADR(c)                     24
          1,000   Norsk Hydro - ADR                       40
                                                  ----------
                                                       1,930
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
COMPUTERS & PERIPHERALS (0.9%):
         13,600   Cisco Systems(c)                $      542
         13,400   Hewlett Packard Co.                    886
                                                  ----------
                                                       1,428
                                                  ----------
CONGLOMERATES (0.0%):
          3,000   Hanson PLC, ADR                         57
                                                  ----------
CONTAINERS (0.4%):
         28,600   Newell Co.                             676
                                                  ----------
COSMETICS & RELATED (0.6%):
         15,400   Avon Products                          974
                                                  ----------
ELECTRICAL EQUIPMENT (1.8%):
         13,100   Emerson Electric Co.                   881
         34,400   General Electric Co.                 1,926
            900   Hitachi - ADR                           92
                                                  ----------
                                                       2,899
                                                  ----------
ELECTRONIC COMPUTING EQUIPMENT (0.7%)
         26,900   Compaq Computer Corp.(c)             1,022
                                                  ----------
ENTERTAINMENT (0.1%)
            450   Matsushita Electric - ADR               76
          1,500   Sony - ADR                              76
                                                  ----------
                                                         152
                                                  ----------
FINANCIAL SERVICES (2.2%):
         26,400   American Express Co.                   917
         15,300   Federal National Mortgage
                    Assoc.                             1,350
         27,300   Household International,
                    Inc.                               1,280
                                                  ----------
                                                       3,547
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         16,500   Supervalu, Inc.                        435
                                                  ----------
FOOD PROCESSING & PACKAGING (0.2%):
         10,000   Sara Lee Corp.                         279
                                                  ----------
FOREST PRODUCTS (2.8%):
         20,300   Georgia Pacific Corp.                1,611
         25,000   International Paper Co.              1,925
         19,700   Union Camp Corp.                       987
                                                  ----------
                                                       4,523
                                                  ----------
HEAVY MACHINERY (0.5%):
          9,000   Deere & Co.                            738
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (0.1%):
          3,100   Johnson & Johnson, Inc.                202
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INSURANCE (1.3%):
         25,100   Allstate                        $      762
         12,000   American General Corp.                 396
          9,200   Chubb Corp.                            736
          3,200   St. Paul Cos., Inc.                    154
                                                  ----------
                                                       2,048
                                                  ----------
MANUFACTURING (0.9%):
         24,700   Allied Signal, Inc.                    979
         12,300   Litton Industries, Inc.(c)             426
                                                  ----------
                                                       1,405
                                                  ----------
MEDICAL SUPPLIES (0.3%):
          6,600   Medtronic, Inc.                        491
                                                  ----------
METALS (0.3%):
          1,300   SKF Corp. - ADR(c)                      27
         17,100   USX U.S. Steel Group                   522
                                                  ----------
                                                         549
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
          1,000   Canon - ADR                             83
          9,700   Pitney Bowes, Inc.                     360
                                                  ----------
                                                         443
                                                  ----------
OIL (7.0%):
         12,000   Atlantic Richfield Co.               1,374
            700   British Petroleum Co., PLC,
                    ADR                                   60
         49,800   Chevron Corp.                        2,359
         15,000   Exxon Corp.                          1,044
         28,700   Mobil Corp.                          2,723
          1,400   Repsol - ADR                            45
            400   Royal Dutch Petroleum - ADR             50
         49,500   Texaco, Inc.                         3,385
          1,000   YPF S.A. - ADR(c)                       20
                                                  ----------
                                                      11,060
                                                  ----------
OIL & GAS EXPLORATION (2.5%):
         52,600   Enron Corp.                          1,788
         60,200   Phillips Petroleum Co.               2,107
                                                  ----------
                                                       3,895
                                                  ----------
OILFIELD EQUIPMENT & SERVICES (0.7%):
         46,500   Baker Hughes, Inc.                   1,046
                                                  ----------
PAINT, VARNISHES & ENAMELS (0.2%):
          7,700   Sherwin Williams Co.                   274
                                                  ----------
PAPER (0.0%):
            800   Fletcher Challange - ADR                22
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
PHARMACEUTICALS (3.4%):
         49,000   Abbott Laboratories             $    1,929
         11,400   American Home Products Corp.           879
         13,600   Merck & Co., Inc.                      583
         11,900   Pfizer, Inc.                         1,031
         12,100   Schering-Plough                        912
          1,400   SmithKline Beecham                      54
                                                  ----------
                                                       5,388
                                                  ----------
PUBLISHING (0.2%):
          3,800   Dun & Bradstreet Corp.                 198
          2,500   News Corp. - ADR(c)                     49
                                                  ----------
                                                         247
                                                  ----------
RETAIL (1.7%):
          9,700   Dayton Hudson Corp.                    651
         21,900   Pep Boys-Manny, Moe & Jack             564
         14,500   Sears & Roebuck Co.                    787
          7,500   Wal Mart Stores, Inc.                  178
         10,900   Walgreen Co.                           512
                                                  ----------
                                                       2,692
                                                  ----------
SEMICONDUCTORS (0.8%):
         11,850   Intel Corp.                          1,213
            600   Kyocera - ADR                           94
                                                  ----------
                                                       1,307
                                                  ----------
SHOES, LEATHER GOODS & CLOTHING (0.1%):
          4,400   Reebok International Ltd.              138
                                                  ----------
SOAPS & CLEANING AGENTS (0.1%):
          1,300   Procter & Gamble Co.                    91
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.1%):
         13,650   Microsoft Corp.(c)                   1,118
         32,000   Novell, Inc.(c)                        696
                                                  ----------
                                                       1,814
                                                  ----------
STEEL (0.1%):
          2,100   British Steel - ADR                     57
            800   Broken Hill Proprietary -
                    ADR                                   46
          2,300   Worthington Industries, Inc.            43
                                                  ----------
                                                         146
TELECOMMUNICATIONS (0.3%):
         26,800   Comsat Corp.                           536
                                                  ----------
TOBACCO & TOBACCO PRODUCTS (0.8%):
          4,000   B.A.T. Industries - ADR                 60
         16,500   Philip Morris Cos., Inc.             1,118
          3,900   UST, Inc.                              110
                                                  ----------
                                                       1,288
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TOOLS & HARDWARE MANUFACTURING (0.3%):
         11,100   Stanley Works                   $      440
                                                  ----------
TRANSPORTATION (0.0%):
            900   British Airways -ADR                    58
          3,000   TMM - ADR                               20
                                                  ----------
                                                          78
                                                  ----------
UTILITIES - ELECTRIC & GAS (3.3%):
         64,900   Consolidated Edison Co. NY,
                  Inc.                                 1,801
         20,300   Duquesne Light Co.                     685
         83,300   Texas Utilities Co.                  2,718
                                                  ----------
                                                       5,204
                                                  ----------
UTILITIES - TELECOMMUNICATIONS (4.5%):
         68,600   A T & T Corp.                        3,481
            900   British Telecom - ADR                   56
         60,500   GTE Corp.                            2,065
          1,000   Hong Kong Telecom - ADR                 20
          9,000   MCI Telecommunications
                  Corp.                                  196
         31,000   Nynex Corp.                          1,267
          1,000   Telefonica De Espana -
                  ADR(c)                                  37
          1,000   Telephones De Mexico - ADR              30
            700   Telephonos De Chile - ADR               48
                                                  ----------
                                                       7,200
------------------------------------------------------------
  TOTAL COMMON STOCKS                                 85,299
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS - FOREIGN (0.7%)
BRITAIN (0.0%):
  PUBLISHING (0.0%):
          2,200   Reed Elsevier International             28
                                                  ----------
  FOOD MANUFACTURING (0.0%):
          5,000   United Biscuits                         28
------------------------------------------------------------
  TOTAL BRITAIN                                           56
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FRANCE (0.1%):
  AUTOMOBILES (0.0%):
            200   PSA Peugeot Citroen             $       29
                                                  ----------
    BANKS (0.0%):
            500   Cie Financiere De Paribas-A             30
                                                  ----------
  BUILDING MATERIALS (0.0%):
            250   Compagnie De Saint Gobain               32
                                                  ----------
  OIL & GAS PRODUCTION (0.0%):
            400   Elf Aquitaine                           32
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            300   Alcatel-Alsthom                         28
                                                  ----------
  UTILITIES - WATER (0.0%):
            300   Cie Generale Des Eaux                   32
------------------------------------------------------------
  TOTAL FRANCE                                           183
------------------------------------------------------------
GERMANY (0.1%):
  AUTOMOBILES (0.0%):
             90   Volkswagen                              25
                                                  ----------
  CHEMICALS (0.0%):
            100   Bayer                                   25
                                                  ----------
  MACHINERY & ENGINEERING (0.0%):
            100   Mannesmann                              27
                                                  ----------
  MANUFACTURING (0.0%):
             50   Siemens(c)                              25
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
             70   Veba                                    26
------------------------------------------------------------
  TOTAL GERMANY                                          128
------------------------------------------------------------
HOLLAND (0.1%):
  BANKING (0.0%):
            700   ABN/Amro Holding                        27
                                                  ----------
  CHEMICALS (0.0%):
            200   Akzo Nobel NV                           23
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            700   Koninklijke PTT NED NV                  25
------------------------------------------------------------
  TOTAL HOLLAND                                           75
------------------------------------------------------------
HONG KONG (0.0%):
  BROKERAGE (0.0%):
         20,000   Peregrine Inv                           21
                                                  ----------
  REAL ESTATE (0.0%):
          5,000   Cheung Kong                             21
------------------------------------------------------------
  TOTAL HONG KONG                                         42
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
JAPAN (0.3%):
  AUTOMOBILES (0.0%):
          2,000   Nippon Denso Co., Ltd.          $       40
                                                  ----------
  BANKS (0.1%):
          2,000   Mitsubishi Bank                         49
          2,000   Sumitomo Bank                           43
                                                  ----------
                                                          92
                                                  ----------
  CHEMICALS (0.0%):
          6,000   Mitsubishi Chemical, Inc.               35
          5,000   Toray Industries, Inc.(c)               35
                                                  ----------
                                                          70
                                                  ----------
  CONSTRUCTION (0.0%):
          4,000   Kajima Corp.                            40
                                                  ----------
  HOUSEHOLD PRODUCTS (0.0%):
          3,000   Kao Corp.                               37
                                                  ----------
  PAPER (0.0%):
          3,000   New Oji Paper Co., Ltd.                 34
                                                  ----------
  PHARMACEUTICALS (0.0%):
          1,000   Sankyo Co., Ltd.                        24
                                                  ----------
  RETAIL (0.1%):
          1,000   Ito Yokado Co.                          54
          2,000   Marui Co., Ltd.                         31
                                                  ----------
                                                          85
                                                  ----------
  RUBBER & RUBBER PRODUCTS (0.0%):
          2,000   Bridgestone                             32
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
          1,100   Tokyo Electric Power                    35
                                                  ----------
  UTILITIES - WATER (0.0%):
          1,000   Kurita Water Ind.                       24
------------------------------------------------------------
  TOTAL JAPAN                                            513
------------------------------------------------------------
SWITZERLAND (0.1%):
  ENGINEERING (0.0%):
             25   Brown Boveri Series A                   25
                                                  ----------
  FOOD MANUFACTURING (0.0%):
             25   Nestle SA Registered                    24
                                                  ----------
  PHARMACEUTICALS (0.0%):
              5   Roche Genussshein                       30
------------------------------------------------------------
  TOTAL SWITZERLAND                                       79
------------------------------------------------------------
  TOTAL FOREIGN COMMON STOCKS                          1,076
------------------------------------------------------------
----------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (0.2%)
  AUTOMOTIVE (0.2%):
           4300   Ford Motor Co.                         379
------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                     379
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  CORPORATE BONDS (11.1%)
BANKING (3.1%):
        300,000   BankAmerica Corp., 9.63%,
                  2/13/01                         $      328
        800,000   Crestar Finance Corp.,
                    8.75%,
                  11/15/04                               849
      1,000,000   First Bank System, 8.00%,
                  7/2/04                               1,027
      1,200,000   First Union Corp., 9.45%,
                  8/15/01                              1,329
        500,000   NationsBank Corp., 5.38%,
                  12/1/95                                497
        300,000   SunTrust Banks Inc., 7.38%,
                  7/1/02                                 300
        500,000   Wells Fargo & Co., 8.75%,
                  5/1/02                                 531
                                                  ----------
                                                       4,861
                                                  ----------
BROKERAGE SERVICES (0.5%):
        750,000   Morgan Stanley, 8.88%,
                  10/15/01                               792
                                                  ----------
COMPUTER (0.2%):
        300,000   International Business
                  Machines, 9.00%, 5/1/98                300
                                                  ----------
FINANCIAL SERVICES (2.9%):
      1,000,000   Associates, 7.50%, 10/15/96          1,010
        800,000   BHP Finance Ltd., 6.75%,
                  11/1/13                                687
        500,000   General Motors Acceptance
                  Corp., 5.50%, 12/15/01                 443
      1,000,000   Merrill Lynch Corp., 8.25%,
                  11/15/99                             1,025
        500,000   Merrill Lynch Corp., 4.75%,
                  6/24/96                                488
      1,000,000   Morgan Stanley, 7.25%,
                  10/15/23                               835
        200,000   U.S. West Capital Funding,
                  Inc., 8.00%, 10/15/96                  203
                                                  ----------
                                                       4,691
                                                  ----------
GOVERNMENTS (FOREIGN) (0.2%):
        300,000   Republic of Iceland, 6.13%,
                  2/1/04                                 269
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INDUSTRIAL GOODS & SERVICES (3.0%):
        500,000   American Home Products,
                  7.70%, 2/15/00                  $      506
      1,500,000   General Motors, 9.13%,
                  7/15/01                              1,605
        500,000   Georgia-Pacific, 9.95%,
                  6/15/02                                558
        900,000   Philip Morris, 9.00%, 1/1/01           960
        700,000   RJR Nabisco, Inc., 8.00%,
                  1/15/00                                690
        500,000   Waste Management, 7.88%,
                  8/15/96                                506
                                                  ----------
                                                       4,825
                                                  ----------
INSURANCE (0.7%):
      1,200,000   Nationwide Mutual Insurance
                  Surplus, 7.50%, 2/15/24              1,041
                                                  ----------
OIL & GAS EXPLORATION (0.3%):
        500,000   Atlantic Richfield Co.,
                    9.00%,
                  4/1/21                                 546
                                                  ----------
TELECOMMUNICATIONS (0.2%):
        300,000   Southwestern Bell Co.,
                    8.30%,
                  6/1/96                                 305
------------------------------------------------------------
  TOTAL CORPORATE BONDS                               17,630
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (0.3%)
        500,000   General Motors Acceptance
                  Corp., 5.66%*, 6/7/96                  499
------------------------------------------------------------
  TOTAL FLOATING RATE NOTES                              499
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (0.9%)
      1,500,000   Salomon Brothers, 4.44%,
                  8/9/95                               1,491
------------------------------------------------------------
  TOTAL MEDIUM TERM NOTES                              1,491
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        133,439   8.00%, 5/1/02                          135
FEDERAL NATIONAL MORTGAGE ASSOC.:
      2,250,200   6.00%, 11/1/08                       2,116
      1,837,646   7.50%, 3/1/24                        1,798

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
      1,802,848   6.50%, 2/15/09                  $    1,730
        251,367   9.50%, 7/15/09                         264
      1,514,925   9.00%, 10/15/16                      1,573
        226,173   9.00%, 11/15/16                        234
        850,334   9.00%, 6/15/18                         881
         25,890   10.00%, 10/15/18                        28
        779,707   9.00%, 9/15/19                         807
      1,188,568   9.00%, 10/15/19                      1,231
      1,483,116   9.00%, 12/15/19                      1,536
        870,959   9.00%, 1/15/20                         904
        557,334   9.00%, 2/15/20                         577
      1,667,441   8.50%, 5/15/20                       1,701
        610,779   8.50%, 4/15/21                         623
        828,801   7.50%, 12/15/22                        811
        462,219   8.50%, 3/15/23                         472
        951,881   7.50%, 11/15/23                        930
      2,013,452   7.50%, 1/15/24                       1,967
      1,471,279   7.50%, 5/15/24                       1,437
      3,046,512   8.50%, 9/15/24                       3,111
------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                      24,866
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY BONDS (2.6%)
        700,000   8.88%, 2/15/19                         808
      2,000,000   7.13%, 2/15/23                       1,929
      1,400,000   7.50%, 11/15/24                      1,419
------------------------------------------------------------
  TOTAL U.S. TREASURY BONDS                            4,156
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (7.7%)
      1,300,000   5.88%, 5/15/95                       1,300
      1,000,000   7.50%, 12/31/96                      1,015
        500,000   7.13%, 9/30/99                         505
      1,000,000   7.75%, 12/31/99                      1,034
      4,700,000   7.75%, 1/31/00                       4,860
      1,000,000   7.13%, 2/29/00                       1,009
      1,500,000   7.25%, 5/15/04                       1,518
      1,000,000   7.50%, 2/15/05                       1,031
------------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                           12,272
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (4.7%)
        126,487   Federated Treasury
                    Obligation
                  Fund                            $      127
          5,600   Global Privatization Fund               68
          6,000   Italy Fund, Inc. - ADR                  49
          2,300   Latin American Equity
                  Fund(c)                                 34
          2,000   Malaysian Fund                          35
      7,109,522   Shearson U.S. Treasury Fund          7,110
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           7,423
------------------------------------------------------------
TOTAL (COST - $151,871)(B)                        $  158,944
---------------------------------------------------------
CURRENCY
            200   French Franc                             0
     42,346,513   Japanese Yen                           504
------------------------------------------------------------
  TOTAL CURRENCY                                         504
------------------------------------------------------------

---------------

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

(a) Percentages indicated are based on net assets of $158,762.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    6,153
                  Unrealized depreciation               (216)
                                                  ----------
                  Net unrealized appreciation     $    5,937
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (7.9%)
FINANCIAL SERVICES (7.9%):
      1,500,000   American Express, 5.90%,
                    5/3/95                        $  1,500
      2,000,000   Ford Motor Credit Co.,
                    5.91%, 5/1/95                    2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.00%, 5/10/95            2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.16%, 5/10/95            2,000
        900,000   Prudential Funding, 5.91%,
                    5/10/95                            900
----------------------------------------------------------
TOTAL COMMERCIAL PAPER                               8,400
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (90.6%)
ADVERTISING (0.1%):
          1,986   Interpublic Group Cos., Inc.          75
                                                  --------
AEROSPACE/DEFENSE (1.4%):
          8,666   Boeing Co.                           477
          1,600   General Dynamics Corp.                74
          4,761   Lockheed Martin Corp.(c)             275
          3,046   McDonnell Douglas                    189
          1,298   Northrop Grumman Corp.                64
          5,620   Rockwell International Corp.         245
          2,280   Textron, Inc.                        130
                                                  --------
                                                     1,454
                                                  --------
AIRCRAFT & AIRCRAFT PARTS (0.2%):
          3,204   United Technologies Corp.            234
                                                  --------
AIR FREIGHT (0.1%):
          1,906   AMR Corp. Delaware(c)                128
          1,534   U.S. Air Group, Inc.(c)               11
                                                  --------
                                                       139
                                                  --------
AIRLINES (0.1%):
          1,237   Delta Air Lines                       81
                                                  --------
ALUMINUM (0.2%):
          4,560   Aluminum Co. of America              205
                                                  --------
APPAREL (0.0%):
          2,002   Liz Claiborne, Inc.                   36
                                                  --------
AUTOMOBILES (1.9%):
          9,021   Chrysler Corp.                       389
         26,094   Ford Motor Co.                       704
         19,240   General Motors                       868
          1,900   Navistar International
                    Corp.(c)                            27
            972   Paccar, Inc.                          45
                                                  --------
                                                     2,033
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
AUTOMOTIVE PARTS (0.5%):
          1,104   Cummins Engine, Inc.            $     49
          2,558   Dana Corp.                            66
          1,928   Eaton Corp.                          111
          1,454   Echlin, Inc.                          53
          3,114   Genuine Parts Co.                    121
            294   SPX Corp.                              4
            145   Strattec Strategy Corp.(c)             2
          1,631   TRW, Inc.                            121
                                                  --------
                                                       527
                                                  --------
BANKS (3.3%):
          2,733   Bank of Boston Corp.                  91
          9,491   BankAmerica Corp.                    470
          2,022   Bankers Trust New York               110
          2,516   Barnett Banks, Inc.                  118
          3,236   Boatmens Bancshares, Inc.            107
          4,577   Chase Manhattan Corp.                200
          6,187   Chemical Banking Corp.               258
          2,322   First Chicago Corp.                  128
          2,064   First Fidelity Bancorp.               99
          1,906   First Interstate Bancorp.            146
          4,464   First Union Corp.                    202
          4,813   J.P. Morgan & Co., Inc.              316
          7,014   NationsBank Corp.                    351
          7,849   Norwest Corp.                        208
          6,014   PNC Bank Corp.                       151
          3,024   SunTrust Banks, Inc.                 164
          4,322   Wachovia Corp.                       152
          1,315   Wells Fargo & Co.                    218
                                                  --------
                                                     3,489
                                                  --------
BANKS -- MONEY CENTERS (REGIONAL) (0.8%):
         10,090   Citicorp                             468
          3,607   CoreStates Financial Corp.           118
          1,531   Golden West Financial Corp.
                    Delaware                            70
          3,947   NBD Bancorp., Inc.                   121
          3,850   National City Corp.                  105
                                                  --------
                                                       882
                                                  --------
BANKS -- OUTSIDE MONEY CENTER (0.3%):
         10,348   Banc One Corp.                       305
                                                  --------
BEVERAGES (3.3%):
          6,558   Anheuser Busch Co., Inc.             381
          1,721   Brown Forman Corp., Class B           57
         32,812   Coca Cola Co.                      1,907
            943   Coors Adolph Co., Class B             15
         20,182   PepsiCo, Inc.                        840
          9,471   Seagram Co. Limited                  257
                                                  --------
                                                     3,457
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
BUILDING MATERIALS (0.6%):
            943   Armstrong World Industries,
                    Inc.                          $     43
            766   Centex Corp.                          18
            746   Crane Co.                             26
          1,160   Fleetwood Enterprises, Inc.           27
            804   Kaufman & Broad Home Corp.            10
          4,031   Masco Corp.                          103
          2,946   Monsanto Co.                         245
          3,754   Morton International, Inc.           116
          1,121   Owens Corning Fiberglas
                    Corp.(c)                            41
            707   Pulte Corp.                           15
            255   Skyline Corp.                          4
                                                  --------
                                                       648
                                                  --------
CHEMICALS (0.1%):
          1,748   Great Lakes Chemical                 103
                                                  --------
CHEMICALS -- GENERAL (2.8%):
          2,868   Air Products & Chemicals,
                    Inc.                               144
          7,106   Dow Chemical Co.                     494
         17,394   E.I. Du Pont De Nemours Co.        1,146
          2,073   Eastman Chemical                     118
          1,732   Ecolab, Inc.                          40
            924   FMC Corp.(c)                          57
            491   First Mississippi Corp.               12
          2,963   Hercules, Inc.                       148
          1,925   Mallinckrodt                          69
          1,709   Nalco Chemical Co.                    60
          5,404   PPG Industries, Inc.                 213
          3,459   Praxair, Inc.                         82
          1,689   Rohm & Haas Co.                       98
          1,300   Sigma-Aldrich                         57
          3,812   Union Carbide Corp.                  122
          2,358   W.R. Grace & Co.                     126
                                                  --------
                                                     2,986
                                                  --------
CHEMICALS -- SPECIALTY (0.1%):
          1,354   Avery Dennison Corp.                  55
                                                  --------
COMPUTERS & PERIPHERALS (3.1%):
          2,968   Amdahl Corp.(c)                       35
          2,988   Apple Computer, Inc.                 114
          6,550   Cisco Systems(c)                     261
          1,356   Computer Sciences Corp.(c)            67
            688   Cray Research, Inc.(c)                13
            904   Data General Corp.(c)                  7
          3,621   Digital Equipment Corp.(c)           167
         13,010   Hewlett Packard Corp.(c)             860
         14,942   International Business
                    Machines Corp.                   1,416
          1,098   Integraph Corp.(c)                    12

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
          3,650   Silicon Graphics(c)             $    137
          2,452   Sun Microsystems, Inc.(c)             98
          2,949   Tandem Computers, Inc.(c)             37
          4,386   Unisys Corp.(c)                       45
                                                  --------
                                                     3,269
                                                  --------
CONGLOMERATES (0.8%):
          5,849   Corning Glass Works                  195
         10,724   Minnesota Mining &
                    Manufacturing Co.                  639
                                                  --------
                                                       834
                                                  --------
CONSTRUCTION (0.0%):
            924   Foster Wheeler Corp.                  34
                                                  --------
CONSUMER CREDIT (0.2%):
          4,384   Dean Witter Discover & Co.           186
                                                  --------
CONSUMER GOODS (0.1%):
          1,867   American Greetings Corp.              51
          1,160   Jostens, Inc.                         23
                                                  --------
                                                        74
                                                  --------
CONTAINERS -- METAL, GLASS, PAPER, PLASTIC (0.4%):
            727   Ball Corp.                            25
          1,257   Bemis, Inc.                           35
          2,280   Crown, Cork & Seal, Inc.(c)           97
          1,121   Federal Paper Board, Inc.             33
          3,990   Newell Co.                            94
          4,147   Rubbermaid, Inc.                     122
          2,343   Stone Container Corp.(c)              46
                                                  --------
                                                       452
                                                  --------
COSMETICS & RELATED (0.8%):
            727   Alberto Culver Co.                    23
          1,748   Avon Products                        110
          2,358   Dial Corp.                            57
          5,620   Gillette Co.                         461
          2,789   International Flavor &
                    Fragrance, Inc.                    143
                                                  --------
                                                       794
                                                  --------
DEPARTMENT STORES (0.4%):
          2,849   Dillard Department Stores,
                  Inc., Class A                         74
          5,934   J. C. Penney                         260
            943   Mercantile Stores, Inc.               42
                                                  --------
                                                       376
                                                  --------
DIVERSIFIED -- CONGLOMERATES, HOLDINGS (0.3%):
          2,746   International Telephone &
                    Telegraph                          287
          1,218   National Service Industries,
                    Inc.                                34
                                                  --------
                                                       321
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
DRUG STORES (0.1%):
            491   Longs Drug Stores Corp.         $     17
          2,180   Rite Aid Corp.                        51
                                                  --------
                                                        68
                                                  --------
ELECTRICAL EQUIPMENT (3.1%):
          1,179   Bally Manufacturing Corp.(c)          12
          2,890   DSC Communications Corp.(c)          107
          5,698   Emerson Electric Co.                 383
         43,648   General Electric Co.               2,444
          1,082   Johnson Controls, Inc.                59
            472   Thomas & Betts Corp.                  30
          1,257   W.W. Grainger, Inc.                   76
          9,121   Westinghouse Electric Corp.          137
                                                  --------
                                                     3,248
                                                  --------
ELECTRICAL SERVICES (0.1%):
          2,950   General Public Utilities
                    Corp.                               84
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.2%):
          6,609   Compaq Computer Corp.(c)             251
                                                  --------
ELECTRONIC & ELECTRICAL -- GENERAL (2.1%):
          2,419   Advanced Micro Devices(c)             87
          5,366   Amp, Inc.                            229
            967   Andrew Corp.(c)                       48
          2,968   Cooper Industries                    116
          1,415   E G & G, Inc.                         24
          1,179   General Signal Corp.                  44
            982   Harris Corp.                          46
          3,259   Honeywell, Inc.                      126
         14,954   Motorola, Inc.                       850
          3,111   National Semiconductor
                    Corp.(c)                            71
          3,179   Raytheon Co.                         231
          1,825   Tandy Corp.                           90
            746   Tektronix, Inc.                       34
          2,322   Texas Instruments, Inc.              246
                                                  --------
                                                     2,242
                                                  --------
ELECTRONICS -- DEFENSE RELATED (0.1%):
            885   E Systems, Inc.                       56
          2,103   Loral Corp.                           99
                                                  --------
                                                       155
                                                  --------
ENTERTAINMENT (1.1%):
          2,397   Brunswick Corp.                       51
          2,280   Hasbro, Inc.                          72
            943   King World Productions(c)             38
          4,034   Lowes Cos., Inc.                     116
          2,634   Promus Cos., Inc.(c)                 101
         13,668   Walt Disney Co.                      757
                                                  --------
                                                     1,135
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ENVIRONMENTAL CONTROL (0.1%):
          7,000   Laidlaw, Inc., Class B          $     63
                                                  --------
FINANCIAL SERVICES (3.3%):
         12,900   American Express Co.                 448
          3,576   Automatic Data Processing,
                  Inc.                                 230
          4,700   Bank of New York Co., Inc.           155
          1,376   Beneficial Corp.                      56
          1,121   Ceridian Corp.(c)                     39
          4,619   Federal Home Loan Mortgage
                  Corp.                                301
          6,996   Federal National Mortgage
                  Corp.                                617
          3,498   Fleet Financial Group                115
          2,103   Fluor Corp.                          108
          3,421   Great Western Financial
                    Corp.                               72
          3,007   H.F. Ahmanson & Co.                   63
          2,477   Household International,
                    Inc.                               116
          3,782   MBNA Corp.                           114
          3,746   Mellon Bank Corp.                    147
          4,904   Merrill Lynch & Co., Inc.            223
          2,710   Salomon, Inc.                         98
          3,077   Shawmut National Corp.                82
          1,745   Transamerica Corp.                    99
          8,168   Travelers, Inc.                      338
          2,545   U.S. Bancorp                          70
                                                  --------
                                                     3,491
                                                  --------
FOOD DISTRIBUTORS (0.2%):
          6,505   Albertsons, Inc.                     206
                                                  --------
FOOD DISTRIBUTORS (SUPERMARKETS &
  WHOLESALERS) (0.4%):
            943   Fleming Cos., Inc.                    23
            963   Great Atlantic & Pacific
                    Tea,
                  Inc.                                  24
          2,952   Kroger Co.(c)                         75
          1,848   Supervalu, Inc.                       49
          4,716   Sysco Corp.                          132
          1,925   Winn Dixie Stores, Inc.              107
                                                  --------
                                                       410
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
FOOD PROCESSING & PACKAGING (2.6%):
         13,201   Archer Daniels Midland Co.      $    241
          3,731   CPC International, Inc.              219
          6,286   Campbell Soup Co.                    322
          6,286   ConAgra, Inc.                        209
          4,047   General Mills                        247
          6,325   H.J. Heinz Co.                       266
          2,219   Hershey Foods Corp.                  116
          5,656   Kellogg Co.                          359
          2,209   Pioneer Hi-Bred
                    International,
                  Inc.                                  83
          3,396   Quaker Oats Co.                      122
          2,513   Ralston-Ralston Purina Group         119
         12,300   Sara Lee Corp.                       343
          3,007   Wm. Wrigley Jr., Co.                 133
                                                  --------
                                                     2,779
                                                  --------
FOREST PRODUCTS -- LUMBER & PAPER (1.7%):
          1,379   Alco Standard Corp.                   98
          1,163   Boise Casacade Corp.                  38
          2,358   Champion International Corp.         104
          2,319   Georgia Pacific Corp.                184
          3,204   International Paper Co.              247
          2,083   James River Corp. Virginia            57
          4,047   Kimberly Clark Corp.                 229
          2,810   Louisiana Pacific Corp.               72
          1,554   Mead Corp.                            80
          2,555   Moore Corp. Ltd.                      50
            727   Potlatch Corp.                        31
          1,886   Scott Paper Co.                      168
          1,415   Temple Inland, Inc.                   62
          1,828   Union Camp Corp.                      92
          1,670   Westvaco Corp.                        70
          5,288   Weyerhauser Co.                      222
                                                  --------
                                                     1,804
                                                  --------
FUNERAL SERVICES (0.1%):
          2,422   Service Corp. International           68
                                                  --------
FURNITURE (0.1%):
          2,771   Maytag Corp.                          48
          1,100   Zenith Electronics(c)                  8
                                                  --------
                                                        56
                                                  --------
GOLD & SILVER MINING (0.0%):
          3,300   Santa Fe Pacific Gold Corp.           42
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HEALTH CARE (0.4%):
          9,278   Columbia HCA Healthcare         $    390
                                                  --------
HEAVY MACHINERY (0.9%):
          3,556   Baker Hughes, Inc.                    80
          5,148   Caterpillar Tractor, Inc.            301
            452   Clark Equipment Co.(c)                39
          2,222   Deere & Co.                          182
          1,169   Harnischfeger Industries,
                    Inc.                                34
          2,733   Ingersoll Rand Co.                    98
          1,357   McDermott International,
                    Inc.                                37
          1,879   Tyco Laboratories, Inc.               99
          1,118   Varity Corp.(c)                       47
                                                  --------
                                                       917
                                                  --------
HOSPITAL & NURSING EQUIPMENT (1.0%):
          1,357   Bard C.R., Inc.                       40
         16,383   Johnson & Johnson, Inc.            1,065
                                                  --------
                                                     1,105
                                                  --------
HOTELS & MOTELS (0.1%):
          1,198   Hilton Hotels Corp.                   91
                                                  --------
HOUSEHOLD GOODS -- APPLIANCES & FURNITURE
  (0.2%):
            316   Bassett Furniture Ind.                 8
          1,732   Premark International, Inc.           84
          1,928   Whirlpool Corp.                      106
                                                  --------
                                                       198
                                                  --------
INDUSTRIAL SERVICES (0.7%):
          7,820   American Home Products Corp.         603
          1,434   Dover Corp.                           93
                                                  --------
                                                       696
                                                  --------
INSURANCE -- LIFE (0.5%):
          1,237   Jefferson Pilot Corp.                 70
          2,474   Providian Corp.                       84
          1,867   Torchmark Corp.                       73
          4,350   United Healthcare                    158
          4,050   U.S. Healthcare, Inc.                108
            530   USLIFE Corp.                          20
                                                  --------
                                                       513
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
INSURANCE -- MULTI-LINE (2.0%):
          2,910   Aetna Life & Casualty Co.       $    166
          1,101   Alexander & Alexander
                  Services, Inc.                        26
          5,262   American General Corp.               174
          8,091   American International
                  Group, Inc.                          864
          1,848   Cigna Corp.                          134
          1,415   Continental Corp.                     28
          2,142   General Re Corp.                     273
          2,377   Lincoln National Corp.                97
          1,867   Marsh & McLennan Cos., Inc.          146
          1,612   SafeCo Corp.                          91
          2,142   St. Paul Cos., Inc.                  103
          2,242   USF & G Corp.                         33
                                                  --------
                                                     2,135
                                                  --------
INSURANCE -- PROPERTY, CASUALTY, HEALTH (0.2%):
          2,180   Chubb Corp.                          174
          1,800   UNUM Corp.                            77
                                                  --------
                                                       251
                                                  --------
LEISURE -- RECREATION, GAMING (0.0%):
            885   Handleman Co.                          9
                                                  --------
MACHINE TOOLS (0.0%):
            885   Cincinnati Milacron, Inc.             24
            904   Giddings & Lewis, Inc.                16
                                                  --------
                                                        40
                                                  --------
MANUFACTURING -- CAPITAL GOODS (0.2%):
          2,949   Illinois Tool Works, Inc.            148
            707   Trinova Corp.                         25
                                                  --------
                                                       173
                                                  --------
MANUFACTURING -- CONSUMER GOODS (0.1%):
            491   Outboard Marine Corp.                 11
          1,415   Teledyne, Inc.(c)                     35
          1,360   Western Atlas(c)                      61
                                                  --------
                                                       107
                                                  --------
MANUFACTURING -- MISCELLANEOUS (1.0%):
          7,212   Allied Signal, Inc.                  286
            726   Briggs & Stratton Corp.               26
            607   Millipore Corp.                       37
            866   Morrison Knudsen Corp.                 7
          2,901   Pall Corp.                            68
          1,218   Parker-Hannifin Corp.                 63
          4,047   Unilever N.V.                        541
          2,671   Whitman Corp.                         49
                                                  --------
                                                     1,077
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MEDICAL SERVICES (0.2%):
          2,203   Beverly Enterprises, Inc.(c)    $     32
          1,121   Community Psychiatric
                  Centers, Inc.                         15
          1,544   Manor Care, Inc.                      45
          5,025   National Medical
                    Enterprises, Inc.(c)                85
                                                  --------
                                                       177
                                                  --------
MEDICAL SUPPLIES (0.7%):
          1,473   Bausch & Lomb, Inc.                   57
          7,235   Baxter International, Inc.           251
          1,706   Becton Dickinson & Co.                95
          2,888   Biomet, Inc.(c)                       51
            200   Boston Scientific Corp.(c)             5
          2,908   Medtronic, Inc.                      216
          1,179   St. Jude Medical, Inc.                51
          1,415   United States Surgical Corp.          31
                                                  --------
                                                       757
                                                  --------
METALS -- FABRICATION (0.6%):
          5,769   Alcan Aluminum Ltd.                  164
          1,101   Asarco, Inc.                          30
          2,400   Cyprus Amax Minerals                  67
          3,498   Homestake Mining Co.                  59
          1,124   Inland Steel Industries,
                    Inc.                                29
          2,227   Newmont Mining Corp.                  93
          1,828   Phelps Dodge Corp.                   104
          1,573   Reynolds Metals Co.                   79
                                                  --------
                                                       625
                                                  --------
METAL & MINERAL PRODUCTION (0.6%):
          2,713   Armco, Inc.                           19
          8,877   Barrick Gold Corp.                   214
          2,839   Bethlehem Steel Corp.(c)              40
          2,830   Echo Bay Mines Ltd.                   27
          2,447   Englehard Corp.                       94
          3,010   Inco Ltd.                             78
          2,261   Nucor Corp.                          109
          1,913   USX U.S. Steel Group                  58
                                                  --------
                                                       639
                                                  --------
NEWSPAPERS (0.5%):
          3,534   Gannett Co., Inc.                    186
          1,395   Knight-Ridder, Inc.                   76
          2,552   New York Times Co., Class A           58
          3,282   Times Mirror Co., Class A             59
          1,670   Tribune Co.                           99
                                                  --------
                                                       478
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (0.5%):
          4,009   Pitney Bowes, Inc.                   149
          2,713   Xerox Corp.                          334
                                                  --------
                                                       483
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OIL & GAS EXPLORATION AND PRODUCTION (1.7%):
          2,358   Amerada Hess Corp.              $    119
          1,573   Ashland, Inc.                         58
          2,623   Coastal Corp.                         78
          1,237   Columbia Gas System(c)                36
            530   Eastern Enterprises                   16
          6,473   Enron Corp.                          220
          1,670   Enserch Corp.                         29
            669   Helmerich & Payne, Inc.               20
          1,298   Kerr-McGee Corp.                      67
            885   Louisiana Land &
                  Exploration Co.                       32
          3,085   Noram Energy Corp.                    19
          7,962   Occidental Petroleum Corp.           183
            688   Oneok, Inc.                           13
          2,516   Oryx Energy Co.(c)                    35
          1,160   Pennzoil Co.                          57
          6,622   Phillips Petroleum Co.               232
          2,122   Rowan Cos.(c)                         15
          2,319   Sante Fe Energy Resources,
                  Inc.(c)                               22
          2,261   Sonat, Inc.                           69
          2,752   Sun Co., Inc.                         83
          7,290   USX - Marathon Group                 137
          6,231   Unocal Corp.                         179
          2,294   Williams Co., Inc.                    75
                                                  --------
                                                     1,794
                                                  --------
OIL & GAS PRODUCTION (1.2%):
          3,201   Burlington Resource, Inc.            125
         10,139   Mobil Corp.                          962
          4,664   Tenneco, Inc.                        214
                                                  --------
                                                     1,301
                                                  --------
OIL -- INTEGRATED COMPANIES (6.0%):
         12,655   Amoco Corp.                          830
          4,128   Atlantic Richfield Co.               473
         16,606   Chevron Corp.                        787
         31,639   Exxon Corp.                        2,203
         13,637   Royal Dutch Petroleum Co.          1,691
          6,583   Texaco, Inc.                         450
                                                  --------
                                                     6,434
                                                  --------
OILFIELD EQUIPMENT & SERVICES (0.6%):
          4,718   Dresser Industries, Inc.             103
          2,868   Halliburton Co.                      110
          6,231   Schlumberger Limited                 392
                                                  --------
                                                       605
                                                  --------
PAINT, VARNISHES & ENAMELS (0.1%):
          2,200   Sherwin Williams Co.                  78
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
PHARMACEUTICALS (4.9%):
         20,544   Abbott Laboratories             $    809
          1,570   Allergan, Inc.                        43
          2,106   Alza Corp., Class A(c)                41
         13,066   Bristol-Myers Squibb Co.             851
          7,468   Eli Lilly & Co.                      558
         32,116   Merck & Co., Inc.                  1,377
          8,037   Pfizer, Inc.                         696
          4,852   Schering-Plough                      366
          4,441   Upjohn Co.                           161
          3,379   Warner-Lambert Co.                   269
                                                  --------
                                                     5,171
                                                  --------
PHOTOGRAPHY (0.5%):
          8,692   Eastman Kodak Co.                    500
          1,179   Polaroid Corp.                        40
                                                  --------
                                                       540
                                                  --------
POLLUTION CONTROL SERVICES & EQUIPMENT (0.5%):
          5,022   Browning-Ferris
                  Industries, Inc.                     166
          1,444   Safety Kleen                          25
         12,342   WMX Technologies, Inc.               336
            275   Zurn Industries, Inc.                  6
                                                  --------
                                                       533
                                                  --------
PRECISION INSTRUMENTS & RELATED (0.0%):
          1,040   Perkin Elmer                          32
                                                  --------
PUBLISHING, EXCEPT NEWSPAPER (0.9%):
          2,103   Deluxe Corp.                          65
          2,455   Dow Jones & Co., Inc.                 86
          4,300   Dun & Bradstreet Corp.               224
            766   John H. Harland Co.                   17
          1,218   McGraw Hill, Inc.                     91
            626   Meredith Corp.                        16
          3,870   R.R. Donnelley & Sons Co.            132
          9,682   Time Warner, Inc.                    355
                                                  --------
                                                       986
                                                  --------
RADIO & TELEVISION (1.2%):
          1,555   CBS, Inc.                            100
          3,930   Capital Cities ABC, Inc.             332
          5,775   Comcast Class A Special
                  Shares                                91
            300   Comcast Corp., Class A                 5
            204   Cox Communications, Inc.,
                  Class A(c)                             3
         15,585   Tele-Communications, Inc.,
                  Class A(c)                           298
          9,087   Viacom, Class B(c)                   417
                                                  --------
                                                     1,246
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RAILROAD & RAILROAD HOLDING COMPANIES (0.8%):
          2,300   Burlington Northern, Inc.       $    137
          2,713   CSX Corp.                            216
          1,964   Conrail, Inc.                        107
          3,845   Santa Fe Southern Pacific
                  Corp.                                 90
          5,188   Union Pacific Corp.                  285
                                                  --------
                                                       835
                                                  --------
RAILROADS (0.2%):
          3,437   Norfolk Southern Corp.               232
                                                  --------
RESTAURANTS (0.7%):
            607   Luby's Cafeterias, Inc.               12
         17,820   McDonald's Corp.                     624
          1,376   Ryan's Family Steak House(c)          10
          1,082   Shoney's, Inc.(c)                     12
          2,555   Wendy's International                 43
                                                  --------
                                                       701
                                                  --------
RETAIL (2.9%):
          3,656   American Stores Co.                   94
          1,945   Brunos, Inc.                          24
          2,594   Charming Shoppes, Inc.                14
          1,848   Dayton Hudson Corp.                  124
          2,025   Harcourt General, Inc.                83
         11,656   K-Mart Corp.                         162
          3,194   Marriott International, Inc.         115
          6,328   May Department Stores                229
          2,103   Nordstrom, Inc.                       81
          5,012   Price/Costco, Inc.(c)                 73
          8,921   Sears & Roebuck Co.                  484
         58,600   Wal Mart Stores, Inc.              1,392
          3,104   Walgreen Co.                         146
          3,421   Woolworth Corp.                       55
                                                  --------
                                                     3,076
                                                  --------
RETAIL -- SPECIALTY STORES (1.2%):
          2,497   Circuit City Stores, Inc.             65
          3,715   The Gap                              118
          1,473   Giant Food, Inc.                      40
         11,531   Home Depot, Inc.                     481
          9,096   The Limited, Inc.                    194
          2,733   Melville Corp.                        98
          1,592   Pep Boys -- Manny, Moe &
                    Jack                                41
          1,867   TJX Cos., Inc.                        21
          7,268   Toys R Us, Inc.(c)                   184
                                                  --------
                                                     1,242
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RUBBER & RUBBER PRODUCTS (0.2%):
            669   B.F. Goodrich, Inc.             $     31
          2,122   Cooper Tire & Rubber Co.              52
          3,834   Goodyear Tire & Rubber Co.           146
                                                  --------
                                                       229
                                                  --------
SEMICONDUCTORS (1.3%):
          2,100   Applied Materials, Inc.(c)           129
         10,550   Intel Corp.                        1,080
          2,550   Micron Technology, Inc.              210
                                                  --------
                                                     1,419
                                                  --------
SERVICES (NON-FINANCIAL) (0.4%):
          3,379   Amgen, Inc.(c)                       246
          3,050   First Data Corp.                     172
          1,240   Ogden Corp.                           25
                                                  --------
                                                       443
                                                  --------
SHOES, LEATHER GOODS & CLOTHING (0.2%):
            452   Brown Group, Inc.                     13
          1,906   Nike, Inc.                           146
          2,061   Reebok International Ltd.             64
          1,237   Stride Rite Corp.                     15
                                                  --------
                                                       238
                                                  --------
SOAPS & CLEANING AGENTS (1.5%):
          1,395   Clorox Co.                            82
          3,670   Colgate Palmolive, Inc.              258
         17,471   Procter & Gamble Co.               1,221
                                                  --------
                                                     1,561
                                                  --------
SOFTWARE & COMPUTER SERVICES (2.0%):
          1,198   Autodesk, Inc.                        41
          4,125   Computer Associates
                    International, Inc.                266
          1,271   Lotus Development Corp.(c)            40
         14,900   Microsoft Corp.(c)                 1,220
          9,462   Novell, Inc.(c)                      206
         10,919   Oracle Systems Corp.(c)              333
            630   Shared Medical Systems                24
                                                  --------
                                                     2,130
                                                  --------
STEEL (0.0%):
          2,319   Worthington Industries, Inc.          44
                                                  --------
TAX RETURN PREPARATION (0.1%):
          2,652   H. & R. Block                        112
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
TELECOMMUNICATIONS (2.3%):
         12,612   Airtouch Communications(c)      $    339
          4,800   Alltel Corp.                         119
         11,144   Bell Atlantic Corp.                  612
            649   M A Com, Inc.(c)                       8
          6,447   Northern Telecom Ltd.                235
         10,772   Pacific Telesis Group                333
          1,966   Scientific-Atlanta, Inc.              45
          8,866   Sprint Corp.                         293
         11,591   U.S. West, Inc.                      480
                                                  --------
                                                     2,464
                                                  --------
TEXTILE MANUFACTURING (0.1%):
            866   Hartmarx Corp.(c)                      5
            313   Oshkosh B Gosh, Inc.                   5
          1,001   Russell Corp.                         30
            452   Springs Industries, Inc.,
                    Class A                             18
          1,631   V.F. Corp.                            82
                                                  --------
                                                       140
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
          5,149   American Brands, Inc.                209
         21,904   Philip Morris Cos., Inc.           1,484
          5,146   UST, Inc.                            145
                                                  --------
                                                     1,838
                                                  --------
TOOLS & HARDWARE MANUFACTURING (0.2%):
          2,122   Black & Decker Corp.                  64
          1,121   Snap On Tools, Inc.                   42
          1,160   Stanley Works                         46
            746   Timken Co.                            30
                                                  --------
                                                       182
                                                  --------
TOYS & BICYCLES -- MANUFACTURING (0.1%):
          5,725   Mattel, Inc.                         136
                                                  --------
TRANSPORTATION -- AIR (0.1%):
          3,650   Southwest Airlines Co.                84
                                                  --------
TRANSPORTATION LEASING & TRUCKING (0.2%):
            924   Consolidated Freightways,
                    Inc.(c)                             24
          1,395   Federal Express Corp.(c)              95
          1,101   Pittston Services Group               26
            963   Roadway Services, Inc.                47
          2,006   Ryder Systems, Inc.                   47
            707   Yellow Corp.                          13
                                                  --------
                                                       252
                                                  --------
TRUCKS -- MANUFACTURING (0.1%):
            236   Nacco Industries, Inc.                13
          6,073   Placer Dome, Inc.                    144
                                                  --------
                                                       157
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES -- ELECTRIC (3.0%):
          4,697   American Electric Power         $    154
          4,047   Carolina Power & Light               111
          4,855   Central & South West Corp.           120
          3,728   Cinergy Corp.                         94
          6,014   Consolidated Edison Co. NY,
                    Inc.                               167
          3,653   Detroit Edison Co.                   103
          4,415   Dominion Resources                   161
          5,188   Duke Power Co.                       205
          5,761   Entergy Corp.                        125
          4,735   FPL Group, Inc.                      174
          3,301   Houston Industries                   130
          3,676   Niagara Mohawk Power Corp.            51
          1,670   Northern States Power Co.
                    Minnesota                           74
          3,931   Ohio Edison                           79
          7,196   Pacificorp                           137
          5,640   Peco Energy Co.                      145
          6,231   Public Service Enterprise            171
          1,101   Raychem Corp.                         39
         11,438   SCEcorp.                             192
         16,712   Southern Co.                         345
          5,759   Texas Utilities Co.                  188
          5,423   Unicom Corp.                         142
          2,594   Union Electric Co.                    92
                                                  --------
                                                     3,199
                                                  --------
UTILITIES -- ELECTRIC & GAS (0.4%):
          3,724   Baltimore Gas & Electric              88
         11,024   Pacific Gas & Electric Co.           296
            904   Peoples Energy Corp.                  23
                                                  --------
                                                       407
                                                  --------
UTILITIES -- NATURAL GAS (0.3%):
          2,358   Consolidated Natural Gas              93
          1,315   Nicor, Inc.                           32
          4,022   Pacific Enterprises                   99
          3,827   Panhandle Eastern Corp.               92
                                                  --------
                                                       316
                                                  --------
UTILITIES -- TELECOMMUNICATIONS (5.4%):
         39,898   A T & T Corp.                      2,025
         14,016   Ameritech Corp.                      631
         12,636   Bellsouth Corp.                      774
         24,513   GTE Corp.                            837
         17,340   MCI Telecommunications Corp.         377
         10,733   Nynex Corp.                          439
         15,249   SBC Communication, Inc.              673
                                                  --------
                                                     5,756
----------------------------------------------------------
TOTAL COMMON STOCKS                                 95,925
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.4%)
        400,000   5.76%, 6/15/95                  $    397
----------------------------------------------------------
Total U.S. Treasury Bills                              397
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (0.9%)
        938,389   Shearson U.S. Treasury Fund          938
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             938
----------------------------------------------------------
TOTAL (COST $96,230)(B)                           $105,660
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $105,834.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $498. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 11,629
                  Unrealized depreciation           (2,697)
                                                  --------
                  Net unrealized appreciation     $  8,932
                                                  =========

(c) Represents non-income producing securities.

-------------------------------------------------------
  FUTURES CONTRACTS

                                             MARKET
                                 NUMBER OF   VALUE
                                 CONTRACTS   (000)
Short, Standard & Poor's 500
  Index Futures Contracts, face
  amount $8,788, expiring
  6/16/95                            35      $9,043
                                             ------
Total Futures Contracts                      $9,043
                                             =======

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (5.4%)
FINANCIAL SERVICES (5.4%):
      7,000,000   Ford Motor Credit Corp.,
                    5.94%, 5/8/95                 $  7,000
      7,000,000   General Electric Credit
                    Corp., 5.94%, 5/8/95             7,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER      14,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (91.8%)
AEROSPACE/DEFENSE (5.0%):
         73,000   Boeing Co.                         4,015
         48,000   General Dynamics Corp.             2,226
         34,500   Lockheed Martin Corp.(c)           1,992
         65,000   Raytheon Co.                       4,729
                                                  --------
                                                    12,962
                                                  --------
AUTOMOTIVE (3.4%):
         65,000   Chrysler Corp.                     2,803
         86,000   Ford Motor Co.                     2,322
         47,000   Pep Boys-Manny, Moe & Jack         1,210
         35,900   TRW, Inc.                          2,670
                                                  --------
                                                     9,005
                                                  --------
BANKS (7.4%):
         93,000   BankAmerica Corp.                  4,603
         95,000   Comerica, Inc.                     2,731
         76,000   CoreStates Financial Corp.         2,479
         77,000   First Union Corp.                  3,484
         81,000   J.P. Morgan & Co., Inc.            5,316
         30,000   Norwest Corp.                        795
                                                  --------
                                                    19,408
                                                  --------
BEVERAGES (1.2%):
         53,000   Anheuser Busch Co., Inc.           3,081
                                                  --------
CHEMICALS (2.6%):
         25,000   Dow Chemical Co.                   1,738
         31,000   Eastman Chemical                   1,759
         45,000   Lubrizol Corp.                     1,569
         15,000   Nalco Chemical Co.                   525
         60,000   RPM, Inc., Ohio                    1,185
                                                  --------
                                                     6,776
                                                  --------
COMPUTER SOFTWARE (1.5%):
         29,000   Microsoft Corp.(c)                 2,374
         67,000   Novell, Inc.(c)                    1,457
                                                  --------
                                                     3,831
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
COMPUTERS & OFFICE EQUIPMENT (1.2%):
         12,000   International Business
                    Machines Corp.                $  1,137
         53,000   Pitney Bowes, Inc.                 1,968
                                                  --------
                                                     3,105
                                                  --------
ELECTRICAL EQUIPMENT (2.6%):
         22,500   Emerson Electric Co.               1,513
         95,000   General Electric Co.               5,320
                                                  --------
                                                     6,833
                                                  --------
ELECTRONICS (2.5%):
         50,000   Hewlett Packard Co.                3,306
         31,000   Intel Corp.                        3,174
                                                  --------
                                                     6,480
                                                  --------
FINANCIAL SERVICES (4.3%):
         70,000   American Express Co.               2,433
        105,000   American General Corp.             3,465
         32,000   Federal National Mortgage
                    Assoc.                           2,824
         52,500   Household International,
                    Inc.                             2,461
                                                  --------
                                                    11,183
                                                  --------
FOOD (0.4%):
         31,000   Pioneer Hi-Bred
                    International, Inc.              1,163
                                                  --------
HEALTH CARE (1.1%):
         75,000   Abbott Laboratories                2,953
                                                  --------
HOME PRODUCTS (1.9%):
         57,000   Newell Co.                         1,347
         45,000   Sherwin Williams Co.               1,603
         51,500   Stanley Works                      2,041
                                                  --------
                                                     4,991
                                                  --------
INSURANCE (3.4%):
         64,000   Aetna Life & Casualty Co.          3,648
         77,000   Allstate                           2,339
         23,000   Chubb Corp.                        1,840
         25,000   St. Paul Cos., Inc.(c)             1,203
                                                  --------
                                                     9,030
                                                  --------
INDUSTRIAL - MISCELLANEOUS (2.6%):
         42,000   Allied Signal, Inc.                1,664
         35,000   Minnesota Mining &
                    Manufacturing Co.                2,087
         25,000   Textron, Inc.                      1,425
         62,000   WMX Technologies, Inc.             1,690
                                                  --------
                                                     6,866
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MACHINERY & MANUFACTURING (1.5%):
         45,000   Cooper Industries               $  1,755
         27,000   Deere & Co.                        2,214
                                                  --------
                                                     3,969
                                                  --------
MEDIA (1.9%):
         30,001   Cox Communications, Inc.
                    Class A(c)                         458
         40,000   Dun & Bradstreet Corp.             2,085
         43,000   Time Warner, Inc.                  1,575
         50,000   Times Mirror Co., Class A            906
                                                  --------
                                                     5,024
                                                  --------
METALS & MINING (2.8%):
         63,000   Aluminum Co. of America            2,827
         70,000   Cyprus Amax Minerals               1,951
         80,000   USX U.S. Steel Group               2,440
                                                  --------
                                                     7,218
                                                  --------
OIL - INTEGRATED (DOMESTIC) (3.1%):
         34,000   Atlantic Richfield Co.             3,893
        117,500   Phillips Petroleum Co.             4,113
                                                  --------
                                                     8,006
                                                  --------
OIL - INTEGRATED (INTERNATIONAL) (8.4%):
        111,500   Chevron Corp.                      5,282
         34,000   Exxon Corp.                        2,367
         73,000   Mobil Corp.                        6,926
        107,000   Texaco, Inc.                       7,316
                                                  --------
                                                    21,891
                                                  --------
OILFIELD WELL EQUIPMENT & SERVICES (1.3%):
        110,000   Baker Hughes, Inc.                 2,475
         13,000   Schlumberger Ltd.                    817
                                                  --------
                                                     3,292
                                                  --------
PAPER & FOREST PRODUCTS (3.9%):
         47,000   Georgia Pacific Corp.              3,731
         61,500   International Paper Co.            4,736
         37,500   Union Camp Corp.                   1,880
                                                  --------
                                                    10,347
                                                  --------
PHARMACEUTICALS (3.6%):
         13,800   American Home Products Corp.       1,064
         55,000   Merck & Co., Inc.                  2,358
         40,000   Pfizer, Inc.                       3,465
         35,000   Schering-Plough                    2,638
                                                  --------
                                                     9,525
                                                  --------
RESTAURANTS (0.9%):
         65,000   McDonald's Corp.                   2,275
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RETAIL - FOOD & DRUGS (1.2%):
         75,000   Supervalu, Inc.                 $  1,978
         25,000   Walgreen Co.                       1,175
                                                  --------
                                                     3,153
                                                  --------
RETAIL - TRADE (4.0%):
         51,000   Dayton Hudson Corp.                3,423
         83,000   Sears & Roebuck Co.                4,503
                                                  --------
                                                     7,926
                                                  --------
SOAPS & PERSONAL CARE (1.8%):
         45,000   Avon Products                      2,846
         25,000   Procter & Gamble Co.               1,747
                                                  --------
                                                     4,593
                                                  --------
TELECOMMUNICATIONS (7.3%):
        168,500   A T & T Corp.                      8,551
         15,000   Ameritech Corp.                      675
         43,000   Comsat Corp.                         860
        155,000   GTE Corp.                          5,289
         90,000   Nynex Corp.                        3,679
                                                  --------
                                                    19,054
                                                  --------
TOBACCO (1.7%):
         47,000   Philip Morris Cos., Inc.           3,184
         42,000   UST, Inc.                          1,181
                                                  --------
                                                     4,365
                                                  --------
TRANSPORTATION (1.2%):
          8,000   Burlington Northern, Inc.            476
         18,500   Norfolk Southern Corp.             1,246
         28,000   Roadway Services, Inc.             1,358
                                                  --------
                                                     3,080
                                                  --------
UTILITIES - ELECTRIC (5.1%):
        130,000   Consolidated Edison Co. NY,
                    Inc.                             3,608
         70,000   Duquesne Light Co.                 2,363
         95,000   Public Service Co. of
                    Colorado                         2,862
        141,000   Texas Utilities Co.                4,600
                                                  --------
                                                    13,433
                                                  --------
UTILITIES - NATURAL GAS (2.2%):
         65,500   Consolidated Natural Gas           2,579
         39,000   Enron Corp.                        1,326
         30,000   Enserch Corp.                        518
         48,000   Peoples Energy Corp.               1,212
                                                  --------
                                                     5,635
----------------------------------------------------------
                           TOTAL COMMON STOCKS     240,453
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.2%)
        410,000   4.13%, 6/22/95                  $    407
----------------------------------------------------------
                     TOTAL U.S. TREASURY BILLS         407
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (3.1%)
      8,188,301   Shearson U.S. Treasury Fund        8,188
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           8,188
----------------------------------------------------------
TOTAL (COST 245,679)(B)                           $263,048
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $261,830.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $168. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $ 23,151
                  Unrealized depreciation           (5,950)
                                                  --------
                  Net unrealized appreciation     $ 17,201
                                                  =========

(c) Represents non-income producing securities.

---------------------------------------------------------
  FUTURES CONTRACTS

                                              MARKET
                                NUMBER OF     VALUE
                                CONTRACTS     (000)
Short, Standard & Poor's 500
  Index Futures Contracts,
  face amount $2,480, expiring
  6/16/95                           10        $2,584
                                              ------
Total Futures Contracts                       $2,584
                                              ------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (1.5%)
FINANCIAL SERVICES (1.5%):
      5,000,000   General Motors Acceptance
                    Corp. 5.94%, 5/3/95           $  5,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER       5,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (93.9%)
AEROSPACE/DEFENSE (4.7%):
        128,500   Boeing Co.                         7,067
         78,000   General Dynamics Corp.             3,617
         80,000   Lockheed Martin Corp.(c)           4,620
                                                  --------
                                                    15,304
                                                  --------
ALUMINUM (1.0%):
         70,200   Aluminum Co. of America            3,150
                                                  --------
BANKS (6.9%):
        125,800   BankAmerica Corp.                  6,227
        225,000   Comerica, Inc.                     6,469
         81,800   J.P. Morgan & Co., Inc.            5,368
         24,800   National City Corp.                  679
        132,400   Norwest Corp.                      3,509
                                                  --------
                                                    22,252
                                                  --------
BEVERAGES (2.7%):
         66,400   Anheuser Busch Co., Inc.           3,859
        120,000   PepsiCo, Inc.                      4,995
                                                  --------
                                                     8,854
                                                  --------
CHEMICALS (1.8%):
         40,200   Dow Chemical Co.                   2,794
        145,000   RPM, Inc., Ohio                    2,864
                                                  --------
                                                     5,658
                                                  --------
COMPUTERS & PERIPHERALS (0.6%):
         20,000   International Business
                    Machines Corp.                   1,895
                                                  --------
CONGLOMERATES (0.6%):
         30,000   Minnesota Mining &
                    Manufacturing Co.                1,789
                                                  --------
COSMETICS & RELATED (2.0%):
        100,300   Avon Products                      6,344
                                                  --------
ELECTRICAL EQUIPMENT (3.3%):
         30,000   Emerson Electric Co.               2,017
        150,800   General Electric Co.               8,445
                                                  --------
                                                    10,462
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.6%):
         50,000   Compaq Computer Corp.(c)           1,900
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ELECTRONIC & ELECTRICAL - GENERAL (2.1%):
         85,000   Motorola, Inc.                  $  4,834
         18,900   Texas Instruments, Inc.            2,003
                                                  --------
                                                     6,837
                                                  --------
ENGINEERING & CONSTRUCTION (1.8%):
        113,700   Fluor Corp.                        5,855
                                                  --------
ENTERTAINMENT (0.8%):
         70,400   Promus Cos., Inc.(c)               2,710
                                                  --------
FINANCIAL SERVICES (1.1%):
         39,000   Federal National Mortgage
                    Assoc.                           3,442
                                                  --------
FOREST PRODUCTS (3.5%):
         50,000   International Paper Co.            3,850
         66,900   Mead Corp.                         3,462
         78,900   Union Camp Corp.                   3,955
                                                  --------
                                                    11,267
                                                  --------
FUNERAL SERVICES (0.5%):
         61,000   Service Corp. International        1,723
                                                  --------
INDUSTRIAL - MISCELLANEOUS (1.0%):
         54,000   Textron, Inc.                      3,078
                                                  --------
INSURANCE (4.2%):
         40,000   Aetna Life & Casualty Co.(c)       2,280
         52,900   American International
                    Group, Inc.                      5,647
         70,000   Chubb Corp.                        5,600
                                                  --------
                                                    13,527
                                                  --------
MANUFACTURING MISCELLANEOUS (1.2%):
        100,000   Allied Signal, Inc.                3,962
                                                  --------
METALS (1.3%):
        134,300   USX U.S. Steel Group               4,096
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (1.6%):
        136,100   Pitney Bowes, Inc.                 5,053
                                                  --------
OIL (10.9%):
         40,400   Atlantic Richfield Co.             4,626
        250,000   Chevron Corp.                     11,844
        105,500   Exxon Corp.                        7,345
        165,500   Texaco, Inc.                      11,316
                                                  --------
                                                    35,131
                                                  --------
OIL & GAS EXPLORATION (3.6%):
        170,000   Enron Corp.                        5,780
        170,000   Phillips Petroleum Co.             5,950
                                                  --------
                                                    11,730
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OILFIELD EQUIPMENT & SERVICES (4.7%):
        235,000   Baker Hughes, Inc.              $  5,287
        227,600   Dresser Industries, Inc.           4,979
         75,100   Schlumberger Ltd.                  4,722
                                                  --------
                                                    14,988
                                                  --------
PHARMACEUTICALS (3.4%):
         75,000   Merck & Co., Inc.                  3,216
         25,000   Pfizer, Inc.                       2,166
         20,000   Schering-Plough                    1,507
         50,000   Warner-Lambert Co.                 3,988
                                                  --------
                                                    10,877
                                                  --------
POLLUTION CONTROL SERVICES (1.2%):
        142,000   WMX Technologies, Inc.             3,870
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.3%):
         28,500   Weingarten Realty Investors          998
                                                  --------
RETAIL (1.0%):
         46,500   Dayton Hudson Corp.                3,121
                                                  --------
RETAIL - SPECIALTY STORES (1.1%):
        133,000   Pep Boys - Manny, Moe & Jack       3,425
                                                  --------
RUBBER & RUBBER PRODUCTS (2.3%):
        120,000   Cooper Tire & Rubber Co.(c)        2,940
        119,600   Goodyear Tire & Rubber Co.         4,545
                                                  --------
                                                     7,485
                                                  --------
SEMICONDUCTORS (1.8%):
         30,000   Applied Materials, Inc.(c)         1,849
         40,000   Intel Corp.                        4,095
                                                  --------
                                                     5,944
                                                  --------
SHIPPING (1.1%):
        152,650   TNT Freightways Corp.              3,587
                                                  --------
SOFTWARE & COMPUTER SERVICES (4.0%):
        111,800   Microsoft(c)                       9,154
        175,000   Novell, Inc.(c)                    3,806
                                                  --------
                                                    12,960
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
         80,000   Philip Morris Cos., Inc.           5,420
                                                  --------
UTILITIES - ELECTRIC (5.4%):
        200,000   Consolidated Edison Co. NY,
                    Inc.                             5,550
         20,000   Duquesne Light Co.                   675
        150,000   Southern Co.                       3,094
        248,500   Texas Utilities Co.                8,107
                                                  --------
                                                    17,426
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES - TELECOMMUNICATIONS (8.1%):
        230,000   A T & T Corp.                   $ 11,673
        300,000   GTE Corp.                         10,238
         98,100   Nynex Corp.                        4,010
                                                  --------
                                                    25,921
----------------------------------------------------------
                           TOTAL COMMON STOCKS     302,041
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.0%)
      2,433,734   Federated Treasury
                    Obligation Fund                  2,434
     13,557,653   Shearson U.S. Treasury Fund       13,557
----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                        15,991
----------------------------------------------------------
TOTAL (COST $292,681)(B)                          $323,032
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $321,593.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $366. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 33,693
                  Unrealized depreciation           (3,708)
                                                  --------
                  Net unrealized appreciation     $ 29,985
                                                  =========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (97.4%)
BANKS (4.6%):
         20,500   BankAmerica Corp.               $    1,015
         37,500   Norwest Corp.                          994
                                                  ----------
                                                       2,009
                                                  ----------
BEVERAGES (2.8%):
         21,300   Coca Cola Co.                        1,238
                                                  ----------
COMPUTERS & PERIPHERALS (1.1%):
          9,000   3Com Corp.(c)                          504
                                                  ----------
CONGLOMERATES (2.7%):
         36,000   Corning Glass Works                  1,202
                                                  ----------
COSMETICS & RELATED (3.2%):
         17,000   Gillette Co.                         1,394
                                                  ----------
ELECTRICAL EQUIPMENT (5.7%):
         26,300   General Electric Co.                 1,473
         18,700   Johnson Controls, Inc.               1,014
                                                  ----------
                                                       2,487
                                                  ----------
ELECTRONICS & ELECTRICAL (3.4%):
         26,200   Motorola, Inc.                       1,490
                                                  ----------
ENTERTAINMENT (3.0%):
         24,000   Walt Disney Co.                      1,329
                                                  ----------
FINANCIAL SERVICES (5.8%):
         16,900   Federal National Mortgage
                    Assoc.                             1,491
         25,000   First USA, Inc.                      1,063
                                                  ----------
                                                       2,554
                                                  ----------
FOREST PRODUCTS (4.1%):
         13,000   Georgia Pacific Corp.                1,032
         10,000   International Paper Co.                770
                                                  ----------
                                                       1,802
                                                  ----------
HOUSEHOLD PRODUCTS (3.2%):
         34,300   Newell Co.                             810
         20,400   Rubbermaid, Inc.                       602
                                                  ----------
                                                       1,412
                                                  ----------
INSURANCE (2.9%):
         11,900   American International
                    Group, Inc.                        1,270
                                                  ----------
LEISURE-RECREATION, GAMING (1.3%):
         43,700   International Game
                    Technology                           563
                                                  ----------
MEDICAL-BIOTECHNOLOGY (0.7%):
          4,200   Amgen, Inc.(c)                         305
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (1.5%):
         23,900   Health Care & Retirement
                    Corp.(c)                      $      675
                                                  ----------
OIL & GAS EXPLORATION, PRODUCTION (1.6%):
         18,000   Burlington Resource, Inc.              704
                                                  ----------
OIL-INTEGRATED COMPANIES (11.3%):
         11,800   Amoco Corp.                            774
          9,600   Atlantic Richfield Co.               1,099
         25,000   Chevron Corp.                        1,184
         14,100   Mobil Corp.                          1,338
          8,100   Texaco, Inc.                           554
                                                  ----------
                                                       4,949
                                                  ----------
PHARMACEUTICALS (3.4%):
         20,000   Ivax Corp.                             517
         13,000   Schering-Plough                        980
                                                  ----------
                                                       1,497
                                                  ----------
POLLUTION CONTROL SERVICES (1.8%):
         29,000   WMX Technologies, Inc.                 790
                                                  ----------
RETAIL (5.3%):
         30,000   The Gap                                956
         33,300   Home Depot, Inc.                     1,390
                                                  ----------
                                                       2,346
                                                  ----------
SEMICONDUCTORS (3.7%):
         16,000   Intel Corp.                          1,638
                                                  ----------
SOAPS & CLEANING AGENTS (3.0%):
         18,800   Procter & Gamble Co.                 1,814
                                                  ----------
SOFTWARE & COMPUTER SERVICES (6.0%):
         20,000   Microsoft Corp.(c)                   1,638
         45,000   Novell, Inc.(c)                        979
                                                  ----------
                                                       2,617
                                                  ----------
TELECOMMUNICATIONS (6.8%):
         22,400   Telefonos de Mexico                    678
         21,900   AT&T Corp.                           1,111
         20,300   SBC Communication, Inc.              1,191
                                                  ----------
                                                       2,980
                                                  ----------
TOBACCO & TOBACCO RELATED (1.0%):
          6,600   Philip Morris Cos., Inc.               447
                                                  ----------
TRANSPORTATION-AIR (2.3%):
         43,700   Southwest Airlines Co.               1,011
                                                  ----------
UTILITIES-NATURAL GAS (5.0%):
         36,500   El Paso Natural Gas                  1,068
         33,300   Enron Corp.                          1,132
                                                  ----------
                                                       2,200
------------------------------------------------------------
TOTAL COMMON STOCKS                                   42,727
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
         98,561   Shearson U.S. Treasury Fund     $      919
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               919
------------------------------------------------------------
TOTAL (COST $40,358)(B)                           $   43,646
---

---------------

(a) Percentages indicated are based on net assets of $43,861.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    5,809
                  Unrealized depreciation             (2,521)
                                                  ----------
                  Net unrealized appreciation     $    3,288
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.6%)
AEROSPACE/DEFENSE (3.4%):
        113,400   GenCorp, Inc.                   $    1,432
         29,500   General Dynamics Corp.               1,368
         86,700   Thiokol Corp. Delaware               2,416
                                                  ----------
                                                       5,216
                                                  ----------
AUTOMOTIVE PARTS (4.7%):
         44,200   Genuine Parts Co.                    1,713
         46,600   Hayes Wheels                           874
         72,200   Kaydon Corp.                         1,985
         51,600   Mascotech, Inc.                        574
         13,000   Stewart & Stevenson
                  Services,
                  Inc.                                   487
         95,775   T B C Corp.(c)                       1,017
         33,915   Walbro Corp.                           634
                                                  ----------
                                                       7,284
                                                  ----------
BANKS (5.7%):
         30,100   Central Fidelity Banks, Inc.           769
        119,200   Comerica, Inc.                       3,427
         36,401   Michigan National Corp.              3,818
         17,500   Star Bank                              731
                                                  ----------
                                                       8,745
                                                  ----------
BEVERAGES (1.0%):
         71,000   Coca Cola Enterprises, Inc.          1,588
                                                  ----------
CHEMICALS (7.8%):
         57,875   A. Schulman, Inc.                    1,816
         42,550   Avery Dennison Corp.                 1,729
         22,400   Geon Co.                               605
         32,000   Lubrizol Corp.                       1,116
         12,900   Lyondell Petrochemical                 320
         57,500   Olin Corp.                           3,213
         96,500   RPM, Inc.                            1,905
         30,000   WD 40 Co.                            1,320
                                                  ----------
                                                      12,024
                                                  ----------
CONSTRUCTION (1.2%):
         71,100   Foster Wheeler Corp.                 2,631
                                                  ----------
CONTAINERS (1.1%):
         71,000   Sonoco Products Co.                  1,766
                                                  ----------
ELECTRICAL EQUIPMENT (8.4%):
         39,200   Arrow Electronics, Inc.(c)           1,823
         22,500   W.W. Grainger, Inc.                  1,361
        121,332   Mark IV Industries                   2,184
         33,300   Molex Corp.                          1,257
         45,400   Teleflex, Inc.                       1,878
         75,529   Vishay Intertechnology,
                  Inc.(c)                              4,466
                                                  ----------
                                                      12,969
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
ENVIRONMENTAL CONTROL (1.1%):
        179,650   Laidlaw, Inc. Class B           $    1,617
                                                  ----------
FINANCIAL SERVICES (4.6%):
         53,300   Equifax, Inc.                        1,726
         61,850   MBNA Corp.                           1,870
         42,800   PMI Group, Inc.(c)                   1,594
         69,100   UJB Financial Corp.                  1,892
                                                  ----------
                                                       7,082
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         15,500   SuperValu, Inc.                        409
                                                  ----------
FOOD PROCESSING & PACKAGING (2.4%):
         72,100   Dean Foods Co.                       2,055
         45,250   IBP, Inc.                            1,674
                                                  ----------
                                                       3,729
                                                  ----------
FOREST PRODUCTS (1.9%):
         62,262   Pentair, Inc.                        2,848
                                                  ----------
FUNERAL SERVICES (1.8%)
         95,500   Service Corp. International          2,698
                                                  ----------
FURNITURE (0.7%):
         28,300   Leggett & Platt, Inc.                1,090
                                                  ----------
HEAVY MACHINERY (2.3%):
         61,800   Baker Hughes, Inc.                   1,391
         40,650   Tyco Laboratories, Inc.              2,134
                                                  ----------
                                                       3,525
                                                  ----------
HOLDING COMPANIES (0.2%):
          7,900   Northern Trust Corp.(c)                289
                                                  ----------
HOTELS & MOTELS (1.4%):
         72,300   Mirage Resorts, Inc.(c)              2,169
                                                  ----------
INSURANCE (5.4%):
         46,200   American Re Corp.                    1,756
         55,200   Kemper Corp.                         2,498
         47,500   Progressive Corp.                    1,793
         34,500   TransAtlantic Holdings               2,190
                                                  ----------
                                                       8,237
                                                  ----------
MACHINE TOOLS (2.9%):
         90,900   Albany International Corp.           1,988
         22,900   Greenfield Industries                  676
         67,200   Manitowoc Industries                 1,756
                                                  ----------
                                                       4,420
                                                  ----------
MANUFACTURING (2.2%):
         38,000   Briggs & Stratton Corp.              1,335
         19,100   Hillenbrand                            566
         56,466   Pall Corp.                           1,320
         11,100   Paragon Trade Brands,                  172
                  Inc.(c)
                                                  ----------
                                                       3,393
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (3.8%):
        139,300   Community Psychiatric
                  Centers, Inc.(c)                $    1,845
         43,200   Lincare Holdings(c)                  1,334
         60,100   Quorum Health Group(c)               1,240
          7,100   Ventritex(c)                           107
         42,437   Vivra, Inc.(c)                       1,363
                                                  ----------
                                                       5,889
                                                  ----------
MEDICAL SUPPLIES (0.2%):
         10,000   Sunrise Medical, Inc.(c)               303
                                                  ----------
METALS (3.3%):
         86,100   CBI Industries, Inc.                 2,132
         28,000   Kennametal, Inc.                       938
         31,800   Minerals Technologies, Inc.          1,057
         32,500   USX U.S. Steel Group                   991
                                                  ----------
                                                       5,118
                                                  ----------
NEWSPAPERS (1.6%):
         41,100   Tribune Co.                          2,430
                                                  ----------
OIL & GAS EXPLORATION (2.1%):
         80,100   Anadarko Petroleum                   3,294
                                                  ----------
OIL & GAS PRODUCTION (1.2%):
         46,100   Snyder Oil Corp.                       663
         42,500   Vastar Resources, Inc.               1,137
                                                  ----------
                                                       1,800
                                                  ----------
RETAIL (1.7%):
         70,800   Hannaford Brothers                   1,867
         22,500   TJX Companies, Inc.                    259
         13,800   Tiffany & Co.                          443
                                                  ----------
                                                       2,569
                                                  ----------
RUBBER (1.0%):
         15,800   Bandag, Inc.                           938
          4,500   Bandag, Inc. Class A                   249
         19,125   Standard Products Co.                  378
                                                  ----------
                                                       1,565
                                                  ----------
SEMICONDUCTORS (0.5%):
         13,500   Applied Materials Inc.(c)              832
                                                  ----------
SHOES, LEATHER GOODS (1.3%):
         25,600   Nike, Inc.                           1,962
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.2%):
         10,000   American Software, Inc.                 41
         14,750   Analysts International Corp.           372
         28,300   Policy Management
                  Systems(c)                           1,426
                                                  ----------
                                                       1,839
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (1.5%):
         36,700   A.K. Steel Holding Corp.(c)     $      987
         68,620   Worthington Industries, Inc.         1,295
                                                  ----------
                                                       2,282
                                                  ----------
TELECOMMUNICATIONS (0.8%):
          4,600   Comsat Corp.                            92
         53,333   Federal Signal Corp.                 1,207
                                                  ----------
                                                       1,299
                                                  ----------
TOBACCO (0.4%):
         23,773   Universal Corp.                        544
                                                  ----------
TRANSPORTATION (3.8%):
         45,350   Gatx Corp.                           2,041
         40,800   Pittston Services Group                969
         80,750   Illinois Central Corp.               2,836
                                                  ----------
                                                       5,846
                                                  ----------
UTILITIES -- ELECTRIC & GAS (8.0%):
         32,400   Brooklyn Union Gas Co.                 786
         27,020   DQE Co.                                912
        118,600   Florida Progress Corp.               3,617
        148,300   Northeast Utilities                  3,244
         79,400   Public Service Co. of                2,392
                  Colorado
          8,500   Raychem Corp.                          303
         27,700   Washington Gas Light Co.             1,080
                                                  ----------
                                                      12,334
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (1.1%):
         69,400   LDDS Communications(c)               1,665
------------------------------------------------------------
  TOTAL COMMON STOCKS                                145,300
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.6%)
      1,806,695   Federated Treasury                   1,806
                  Obligation
      6,859,515   Shearson U.S. Treasury Fund          6,860
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           8,666
------------------------------------------------------------
TOTAL (COST $142,586)(A)                          $  153,966
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $153,591.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   16,787
                  Unrealized depreciation             (5,407)
                                                  ----------
                  Net unrealized appreciation     $   11,380
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.8%)
AUTOMOTIVE PARTS (3.8%):
          8,900   Breed Technologies, Inc.        $      179
         20,000   Kaydon Corp.                           550
                                                  ----------
                                                         729
                                                  ----------
BANKS (1.7%):
          8,163   First Bank Systems, Inc.               331
                                                  ----------
COMPUTERS & PERIPHERALS (4.9%):
         12,000   Optical Data Systems(c)                486
         10,000   Sungard Data Systems,
                  Inc.(c)                                466
                                                  ----------
                                                         952
                                                  ----------
DRUG STORES (1.0%):
          7,000   Eckerd Corp.(c)                        204
                                                  ----------
ELECTRONIC & ELECTRICAL (2.5%):
         11,000   Avnet, Inc.                            490
                                                  ----------
FINANCIAL SERVICES (4.0%):
         34,300   Aames Financial Corp.                  429
          8,500   Green Tree Financial Corp.             347
                                                  ----------
                                                         776
                                                  ----------
FURNITURE (4.1%):
         24,000   Juno Lighting                          498
         11,000   LaZBoy Chair Co.                       297
                                                  ----------
                                                         795
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (3.1%):
         15,000   Invacare Corp.                         593
                                                  ----------
INSURANCE -- LIFE (5.3%):
         48,090   Gainsco, Inc.                          511
         14,500   Reliastar Financial Corp.              520
                                                  ----------
                                                       1,031
                                                  ----------
LEISURE -- RECREATION, GAMING (2.2%):
         16,000   Aldila(c)                               98
         26,200   Callaway Golf Co.                      324
                                                  ----------
                                                         422
                                                  ----------
MISCELLANEOUS MANUFACTURING (5.0%):
         18,000   Keystone International, Inc.           378
         25,000   Pall Corp.                             584
                                                  ----------
                                                         962
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (7.4%):
         15,800   Lincare Holdings(c)             $      488
         14,300   Mid Atlantic Medical
                  Services,
                  Inc.(c)                                247
          5,400   Pacificare Health System(c)            335
         15,200   Sun Healthcare Group(c)                366
                                                  ----------
                                                       1,436
                                                  ----------
METALS (7.3%):
         40,000   Addington Resources, Inc.(c)           450
         13,000   Commercial Metals Co.                  345
         15,000   Mueller Industries, Inc.(c)            624
                                                  ----------
                                                       1,419
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.5%):
         50,000   Checkmate Electronics(c)               481
                                                  ----------
OIL & GAS EXPLORATION (5.6%):
         10,000   Barrett Resources Corp.(c)             235
         13,000   Devon Energy Corp.                     270
         10,000   H.S. Resource, Inc.(c)                 165
         18,000   Newfield Exploration(c)                414
                                                  ----------
                                                       1,084
                                                  ----------
PHARMACEUTICALS (3.2%):
         18,000   Teva Pharmaceutical
                  Industries Ltd.                        617
                                                  ----------
PUBLISHING (2.9%):
          5,000   Belo Corp.                             300
         15,000   Valassis Communications(c)             263
                                                  ----------
                                                         563
                                                  ----------
RETAIL (5.1%):
         23,000   Lillian Vernon Corp.                   469
         16,000   Medicine Shoppe
                  International, Inc.                    512
                                                  ----------
                                                         981
                                                  ----------
SEMICONDUCTORS (11.7%):
         12,000   Advanced Micro Devices(c)              432
          5,300   Alliance Semiconductor
                  Corp.(c)                               215
         14,100   Atmel Corp.(c)                         620
         30,000   Integrated Circuit                     311
                  Systems(c)
          5,000   Lam Research Corp.(c)                  253
          7,400   Linear Technology                      442
                                                  ----------
                                                       2,273
                                                  ----------
SERVICES (NON-FINANCIAL) (1.8%):
         20,000   Safecard Services                      350
                                                  ----------
TELECOMMUNICATIONS (2.4%):
         21,000   Digi International, Inc.(c)            467
            352   Intellicall, Inc.(c)                     2
                                                  ----------
                                                         469
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TRANSPORTATION -- RAIL (2.3%):
         16,000   Railtex, Inc.(c)                $      444
                                                  ----------
TRUCKING (5.0%):
         21,000   American Freightways,                  491
                  Inc.(c)
         20,500   TNT Freightways Corp.                  481
                                                  ----------
                                                         972
------------------------------------------------------------
TOTAL COMMON STOCKS                                   18,374
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (6.0%)
        295,621   Federated Treasury                     296
                  Obligation
        868,947   Shearson U.S. Treasury Fund            869
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,165
------------------------------------------------------------
TOTAL (COST $18,177)(B)                           $   19,539
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $19,386.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    2,271
                  Unrealized depreciation               (943)
                                                  ----------
                  Net unrealized appreciation     $    1,328
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.7%)
AEROSPACE/DEFENSE (0.2%):
          5,361   GenCorp, Inc.                   $       67
                                                  ----------
AMUSEMENT & RECREATION SERVICES (0.6%):
          7,000   Cedar Fair L.P.                        219
                                                  ----------
AUTOMOTIVE PARTS (5.2%):
         24,000   Dana Corp.                             617
         15,000   Lamson & Sessions Co.(c)                96
         15,000   TRW, Inc.                            1,115
                                                  ----------
                                                       1,828
                                                  ----------
BANKS (7.2%):
         26,000   Charter One Financial, Inc.            594
         14,000   First Merit Corp.                      324
          9,375   Huntington Bancshares, Inc.            176
         23,000   National City Corp.                    630
         15,000   Provident Bancorp                      506
          2,000   Second Bancorp                          45
          6,000   Star Bank                              250
                                                  ----------
                                                       2,525
                                                  ----------
BUILDING MATERIALS (1.2%):
         10,000   Medusa Corp.                           226
          5,000   Owens Corning Fiberglas
                  Corp.(c)                               183
                                                  ----------
                                                         409
                                                  ----------
CHEMICALS (8.1%):
         12,500   A. Schulman, Inc.                      392
         16,000   Chemed Corp.                           492
         23,500   Chempower, Inc.(c)                      73
         20,000   Ferro Corp.                            568
          6,000   Lesco, Inc.                             95
         20,000   Lubrizol Corp.                         697
         26,250   RPM, Inc.                              518
                                                  ----------
                                                       2,835
                                                  ----------
CONSUMER GOODS (2.1%):
         12,000   American Greetings Corp.               327
         43,000   Gibson Greetings, Inc.                 430
                                                  ----------
                                                         757
                                                  ----------
ELECTRICAL EQUIPMENT (4.7%):
         60,000   Pioneer-Standard
                  Electronics,
                  Inc.                                 1,170
         20,000   Robbins & Myers Inc.                   485
                                                  ----------
                                                       1,655
                                                  ----------
ENGINEERING (0.3%):
          5,000   Corrpro(c)                              93
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FINANCIAL SERVICES (2.4%):
         15,000   Haverfield Corp.                $      203
         16,000   McDonald & Co. Investments             232
         24,000   State Auto Financial                   402
                                                  ----------
                                                         837
                                                  ----------
FOOD DISTRIBUTORS (0.9%):
         10,000   Chiquita Brands                        134
                  International
          7,000   Kroger Co.(c)                          178
                                                  ----------
                                                         312
                                                  ----------
FOREST PRODUCTS (2.9%):
         12,000   Mead Corp.                             621
         15,000   Reynolds & Reynolds Co.                398
                                                  ----------
                                                       1,019
                                                  ----------
HEALTH CARE (0.4%):
          9,000   Health Power, Inc.(c)                  138
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (5.6%):
         25,000   Invacare Corp.                         988
         20,000   Omnicare, Inc.                         972
                                                  ----------
                                                       1,960
                                                  ----------
HOUSEHOLD GOODS (3.1%):
         26,221   Lancaster Colony Corp.                 911
         20,000   Sun Television & Appliance             168
                                                  ----------
                                                       1,079
                                                  ----------
INDUSTRIAL SERVICES (3.9%):
         45,000   ACME Cleveland Corp.                   934
         22,000   Amcast Industrial Corp.                440
                                                  ----------
                                                       1,374
                                                  ----------
INSURANCE (2.4%):
         10,000   Ohio Casualty                          293
         15,000   Progressive Corp.                      566
                                                  ----------
                                                         859
                                                  ----------
MACHINE TOOLS (8.3%):
         15,750   Bearings, Inc.                         488
         17,000   Cincinnati Milacron, Inc.              455
         37,050   Commercial Intertech Corp.             820
         46,500   Gorman Rupp Co.                        703
          8,250   LDI Corp.(c)                            27
          5,000   Monarch Machine Tool Co.                49
         25,000   Telxon Corp.                           393
                                                  ----------
                                                       2,935
                                                  ----------
MANUFACTURING (2.2%):
         10,000   Parker-Hannifin Corp.                  520
          7,000   TRINOVA Corp.                          243
                                                  ----------
                                                         763
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
METALS (1.0%):
         10,000   Brush Wellman, Inc.             $      197
          5,000   Cold Metal Products, Inc.(c)            34
         10,000   Park-Ohio Industries,                  114
                  Inc.(c)
                                                  ----------
                                                         345
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.7%):
         23,000   Diebold, Inc.                          955
                                                  ----------
OIL & GAS EXPLORATION (1.8%):
         33,000   USX -- Marathon Group                  619
                                                  ----------
PAINT, VARNISHES & ENAMELS (1.4%):
         14,000   Sherwin Williams Co.                   499
                                                  ----------
POLLUTION CONTROL SERVICES (0.7%):
         51,100   Mid American Waste
                  Systems(c)                             243
                                                  ----------
PRECISION INSTRUMENTS (1.4%):
         30,000   Keithley Instruments, Inc.             506
                                                  ----------
PRINTING (0.3%):
         20,000   Multi-Color Corp.(c)                    98
                                                  ----------
PUBLISHING (2.0%):
         25,000   Scripps (E.W.) Co.                     716
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS (1.0%):
         16,000   Health Care REIT, Inc.                 348
                                                  ----------
RESTAURANTS (3.3%):
         30,000   Bob Evans Farms, Inc.                  615
         20,000   Frisch's Restaurants                   185
         22,000   Wendy's International                  374
                                                  ----------
                                                       1,174
                                                  ----------
RETAIL (2.8%):
         15,000   Consolidated Stores Corp.(c)           257
         17,000   Fabri-Centers of America,              315
                  Inc.(c)
         15,000   The Limited, Inc.                      320
         10,000   Value City Department
                  Stores,
                  Inc.(c)                                 90
                                                  ----------
                                                         982
                                                  ----------
RUBBER & RUBBER PRODUCTS (1.6%):
          5,000   Cooper Tire & Rubber Co.               123
         12,000   Goodyear Tire & Rubber Co.             456
                                                  ----------
                                                         579
                                                  ----------
SERVICES (NON-FINANCIAL) (0.3%):
          4,200   Roto Rooter, Inc.                      103
                                                  ----------
SHIPPING (0.3%):
          3,000   Oglebay Norton Co.                      98
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (3.3%):
         35,000   Shiloh(c)                       $      333
          9,000   Timken Co.                             363
         25,000   Worthington Industries, Inc.           472
                                                  ----------
                                                       1,168
                                                  ----------
TEXTILE MANUFACTURING (1.1%):
         25,000   Essef Corp.(c)                         394
                                                  ----------
TRANSPORTATION (1.6%):
         22,500   Comair Holding, Inc.                   567
                                                  ----------
TRUCKS (1.2%):
         20,000   Thor Industries, Inc.                  418
                                                  ----------
UTILITIES -- ELECTRIC (3.2%):
         14,000   American Electric Power                459
         22,500   D.P.L., Inc.                           470
         10,000   Ohio Edison                            200
                                                  ----------
                                                       1,129
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (2.0%):
         30,000   Cincinnati Bell                        720
------------------------------------------------------------
TOTAL COMMON STOCKS                                   33,325
------------------------------------------------------------
----------------------------------------------
  RIGHTS & WARRANTS (0.2%)
         10,000   Cincinnati Microwave,                   59
                  Inc.(c)
------------------------------------------------------------
TOTAL RIGHTS & WARRANTS                                   59
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.1%)
        303,843   Federated Treasury                     304
                  Obligation
      1,476,549   Shearson U.S. Treasury Fund          1,476
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           1,780
------------------------------------------------------------
TOTAL (COST $24,640)(B)                           $   35,164
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $35,183.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   12,135
                  Unrealized depreciation             (1,611)
                                                  ----------
                  Net unrealized appreciation     $   10,524
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  CORPORATE BONDS (0.1%)
FRANCE (0.1%):
          1,313   Axa SA Convertible(c),
                    4.50%, 1/1/99                 $     78
----------------------------------------------------------
TOTAL CORPORATE BONDS                                   78
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (97.2%)
AUSTRALIA (1.0%):
  Energy Sources
         60,000   The Broken Hill Proprietary
                    Co., Ltd.(c)                       873
----------------------------------------------------------
TOTAL AUSTRALIA                                        873
----------------------------------------------------------
BRITAIN (9.1%):
  BANKS (1.3%):
        231,000   Standard Chartered Bank            1,119
                                                  --------
  BROADCASTING & PUBLISHING (1.2%):
         78,400   Reed International                 1,009
                                                  --------
  BUSINESS & PUBLIC SERVICES (4.3%):
        122,200   British Airport Authority            932
        122,600   Cable Wireless                       792
         65,800   Carlton Communications Plc.        1,000
        127,800   Reuters                              972
                                                  --------
                                                     3,696
                                                  --------
  OIL & GAS PRODUCTION (1.2%):
        144,400   British Petroleum                  1,040
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.1%):
        311,000   Vodafone                             973
----------------------------------------------------------
TOTAL BRITAIN                                        7,837
----------------------------------------------------------
FINLAND (1.2%):
  ELECTRONIC & ELECTRICAL (1.2%):
         25,000   Nokia AB                           1,022
----------------------------------------------------------
TOTAL FINLAND                                        1,022
----------------------------------------------------------
FRANCE (9.9%):
  ADVERTISING (0.7%):
          5,750   Euro RSCG Worldwide                  634
                                                  --------
  AUTOMOTIVE PARTS (1.3%):
         18,700   Valeo                              1,067
                                                  --------
  ELECTRONIC & ELECTRICAL (2.3%):
            680   LeGrand                              987
         13,300   Schneider                          1,024
                                                  --------
                                                     2,011
                                                  --------
  INSURANCE (1.2%):
         19,700   Axa                                1,040
                                                  --------
  MANUFACTURING - CONSUMER GOODS (1.3%):
          4,550   Pinault-Printemps                  1,031
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  RECREATION/OTHER CONSUMER GOODS (1.9%):
          6,700   BIC Corp.                       $  1,119
          3,600   Castorama(c)                         597
                                                  --------
                                                     1,716
                                                  --------
  RETAIL (1.2%):
          2,120   Carrefour                          1,065
----------------------------------------------------------
TOTAL FRANCE                                         8,564
----------------------------------------------------------
GERMANY (7.6%):
  BANKS (2.1%):
          1,980   Depfa Bank                         1,007
          1,620   Deutsche Bank(c)                     796
                                                  --------
                                                     1,803
                                                  --------
  COSMETICS & RELATED (1.2%):
          1,360   Beiersdorf AG                      1,061
                                                  --------
  ENGINEERING/INDUSTRIAL
  CONSTRUCTION (1.0%):
          2,620   AGIV                                 844
                                                  --------
  HEALTH & PERSONAL CARE (1.1%):
          1,260   Schering                             938
                                                  --------
  MACHINE TOOLS (1.1%):
          3,550   Mannesmann                           970
                                                  --------
  UTILITIES - ELECTRIC (1.1%):
          2,660   Veba                                 994
----------------------------------------------------------
TOTAL GERMANY                                        6,610
----------------------------------------------------------
HOLLAND (8.4%):
  BREWERIES (1.0%):
          6,400   Heineken Holdings                    839
                                                  --------
  COMPUTERS & PERIPHERALS (0.5%):
         10,900   Getronics                            447
                                                  --------
  FOREST PRODUCTS (1.0%):
         29,300   Koninklijke KNP                      885
                                                  --------
  INSURANCE (1.1%):
         18,600   Internationale Nederlanden           982
                                                  --------
  LEISURE (1.2%):
         18,400   Polygram                           1,040
                                                  --------
  POLLUTION CONTROL SERVICES (1.0%):
          7,500   Ver Ned Uitgevers(c)                 840
                                                  --------
  SERVICES (NON-FINANCIAL) (1.2%):
         16,600   Randstad Holdings                    996
                                                  --------
  SHIPPING & SHIPBUILDING (1.0%):
         32,600   IHC Caland                           892
                                                  --------
  WHOLESALE & INTERNATIONAL TRADE (0.4%):
          4,500   Hagemeyer                            389
----------------------------------------------------------
TOTAL HOLLAND                                        7,310
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HONG KONG (5.3%):
  BANKS (1.0%):
        217,000   Guoco Group                     $    824
                                                  --------
  DIVERSIFIED (1.9%):
        197,000   Hutchinson Whampoa                   855
        122,000   Swire Pacific "A"                    816
                                                  --------
                                                     1,671
                                                  --------
  RADIO & TELEVISION (0.8%):
        179,000   Television Broadcast                 666
                                                  --------
  REAL ESTATE (1.6%):
      3,000,000   China Resources                      752
        124,000   Henderson Land                       639
                                                  --------
                                                     1,391
----------------------------------------------------------
TOTAL HONG KONG                                      4,552
----------------------------------------------------------
ITALY (1.8%):
  AUTOMOBILES (0.4%):
         37,800   Pininfarina                          363
                                                  --------
  INSURANCE (0.5%):
         20,000   Assicurazioni Generali               481
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.9%):
        282,000   Telecom Italia                       751
----------------------------------------------------------
TOTAL ITALY                                          1,595
----------------------------------------------------------
JAPAN (33.3%):
  AEROSPACE/DEFENSE (0.8%):
        100,000   Mitsubishi Heavy Industry            726
                                                  --------
  BANKS (4.0%):
         62,000   Asahi Bank                           797
         32,000   Mitsubishi Bank                      785
         47,000   Sanwa Bank                         1,027
         38,000   Sumitomo Bank                        823
                                                  --------
                                                     3,432
                                                  --------
  BUILDING MATERIALS (0.9%):
         22,000   Tostem Corp.                         799
                                                  --------
  BUSINESS & PUBLIC SERVICE (0.6%):
         17,600   Mos Food Services                    517
                                                  --------
  CHEMICALS (1.6%):
         36,000   Shin Etsu Chemical                   698
        127,000   Tosoh Corp.(c)                       676
                                                  --------
                                                     1,374
                                                  --------
  ELECTRICAL EQUIPMENT (3.5%):
          7,300   Keyence(c)                           779
         14,000   Kyocera                            1,083
         28,000   Murata Manufacturing               1,126
                                                  --------
                                                     2,988
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  ELECTRONIC & ELECTRICAL (5.2%):
         52,000   Canon, Inc.                     $    860
         88,000   Hitachi, Ltd.                        896
          9,000   Riso Kagaku                          614
         25,000   Rohm Co., Ltd.                     1,157
         32,000   Tokyo Electron                       998
                                                  --------
                                                     4,525
                                                  --------
  ENGINEERING/INDUSTRIAL CONSTRUCTION (0.3%):
         11,000   Kinden                               219
                                                  --------
  FINANCE (1.6%):
         50,000   Daiwa Securities                     631
         12,000   Nichiei Co.                          767
                                                  --------
                                                     1,398
                                                  --------
  HOUSEHOLD GOODS (0.9%):
         20,400   Amway Japan                          760
                                                  --------
  MANUFACTURING - CAPITAL GOODS (1.2%):
         16,000   Secom & Co.                        1,044
                                                  --------
  MERCHANDISING (0.9%):
         11,000   Seven-eleven Japan                   792
                                                  --------
  PHARMACEUTICALS (1.3%):
         51,000   Yamanouchi Pharmaceutical          1,147
                                                  --------
  RADIO & TELEVISION (0.9%):
          3,270   Nippon Television Network            728
                                                  --------
  REAL ESTATE (0.9%):
         60,000   Sekisui House                        793
                                                  --------
  RUBBER & RUBBER PRODUCTS (1.0%):
         56,000   Bridgestone                          906
                                                  --------
  STEEL (1.8%):
        195,000   Nippon Steel                         775
        268,000   NKK Corp.(c)                         750
                                                  --------
                                                     1,525
                                                  --------
  STORAGE & WAREHOUSING (1.0%):
         51,000   Mitsubishi Warehouse                 880
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.0%):
             98   DDI Corp.                            863
                                                  --------
  UTILITIES - ELECTRIC (0.9%):
         66,000   Matsushita Electric Works            793
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (1.0%):
             99   Nippon Telephone & Telegraph         875
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  WHOLESALE & INTERNATIONAL TRADE (2.0%):
         33,000   Canon Sales                     $    872
        122,000   Itochu Corp.                         828
                                                  --------
                                                     1,700
----------------------------------------------------------
TOTAL JAPAN                                         28,784
----------------------------------------------------------
MALAYSIA (1.9%):
  DIVERSIFIED (0.9%):
        496,000   Renong Berhad                        759
                                                  --------
  FINANCIAL SERVICES (0.5%):
        125,000   Hong Leong Credit                    456
                                                  --------
  FOREST PRODUCTS (0.5%):
         99,000   Adkam Perdana                        445
----------------------------------------------------------
TOTAL MALAYSIA                                       1,660
----------------------------------------------------------
NEW ZEALAND (1.1%):
  FOREST PRODUCTS (1.1%):
        338,000   Fletcher Challenge                   910
----------------------------------------------------------
TOTAL NEW ZEALAND                                      910
----------------------------------------------------------
SINGAPORE (2.0%):
  AIRLINES (1.0%):
         84,000   Singapore Airlines, Series F         808
                                                  --------
  BANKS (1.0%):
         81,000   Overseas Chinese Banking
                    Corp.                              884
----------------------------------------------------------
TOTAL SINGAPORE                                      1,692
----------------------------------------------------------
SPAIN (1.3%):
  DIVERSIFIED (0.3%):
         92,000   Cofir                                299
                                                  --------
  FOOD DISTRIBUTORS (1.0%):
         48,600   Pryca                                861
----------------------------------------------------------
TOTAL SPAIN                                          1,160
----------------------------------------------------------
SWEDEN (5.1%):
  AUTOMOBILES (0.9%):
         41,400   Volvo AB                             777
                                                  --------
  COSMETICS & RELATED (1.3%):
         37,300   Astra A Free(c)                    1,088
                                                  --------
  ELECTRONIC & ELECTRICAL (0.9%):
         41,000   Allgon                               804
                                                  --------
  MANUFACTURING (1.2%):
         16,000   Ericsson (L.M.) Series B           1,059
                                                  --------
  MEDICAL SUPPLIES (0.8%):
         45,000   Arjo                                 700
----------------------------------------------------------
TOTAL SWEDEN                                         4,428
----------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
SWITZERLAND (4.3%):
  DIVERSIFIED (0.9%):
            750   Baer Holdings Bearer            $    788
                                                  --------
  FOOD PROCESSING (1.1%):
            960   Nestle Registered                    941
                                                  --------
  PHARMACEUTICALS (1.1%):
            165   Roche Holdings AG
                    Genusscheine NPV                   995
                                                  --------
  UTILITIES - ELECTRIC (1.2%):
          1,020   Brown Boveri, Series A             1,010
----------------------------------------------------------
TOTAL SWITZERLAND                                    3,734
----------------------------------------------------------
UNITED STATES (3.9%):
  BROKERAGE FIRMS & SECURITY DEALERS (0.3%):
          8,700   Brazilian Investment Co.             273
                                                  --------
  INDUSTRIAL SERVICES (0.9%):
        750,000   China North Industries(c)            750
                                                  --------
  INVESTMENT FUNDS - CLOSED END (2.2%):
         17,000   Chile Fund                           805
         12,700   India Magnum Fund NV A(c)            722
            122   Korea Eurofund(c)                    435
                                                  --------
                                                     1,962
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.5%):
         25,700   Videotron Holdings PLC.(c)           402
----------------------------------------------------------
TOTAL UNITED STATES                                  3,387
----------------------------------------------------------
TOTAL COMMON STOCKS                                 84,118
----------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        667,222   Shearson U.S. Treasury Fund          667
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           667
----------------------------------------------
TOTAL (COST $80,808)(B)                           $ 84,863
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $86,530.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

        Unrealized appreciation      $ 6,255
        Unrealized depreciation       (2,199)
                                     -------
        Net unrealized
          appreciation               $ 4,056
                                     ========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
  FORWARD CURRENCY CONTRACTS

                                                            CONTRACT
                                                             VALUE
                                            CONTRACT         (U.S.         APPRECIATION DELIVERY
                CURRENCY                      PRICE         DOLLARS)       (DEPRECIATION)  DATE
-----------------------------------------   ---------      ----------      --------     -------
CURRENCY SOLD:
Japanese Yen                                84.125032      $ (258,668)     $   (331)     5/2/95
                                                           ----------      --------
     Total currency sold                                   $ (258,668)     $   (331)
                                                            =========      ========
CURRENCY PURCHASED:
Dutch Guilder                                1.514748      $  258,668      $ (5,760)     5/2/95
                                                           ----------      --------
     Total currency purchased                              $  258,668      $ (5,760)
                                                            =========      ========
Net payable for forward currency
  contracts purchased and sold                                             $ (6,091)
                                                                           ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                   Notes to Financial Statements
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Money Market Fund, Limited Term Income Fund, Government Mortgage Fund, Intermediate Income Fund, Investment Quality Bond Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, and International Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION:
--------------------

Investments of the U.S. Government Obligations Fund, the Prime Obligations Fund and the Tax-Free Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities in the Balanced Fund and the International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION:
-----------------------------

The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on a Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities resulting from changes in the exchange rate.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS:
-----------------------

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which Society Asset Management, Inc. (the Funds' investment adviser) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FORWARD CURRENCY CONTRACTS:
----------------------------

A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a Forward or if the value of the currency changes unfavorably.

FUTURES CONTRACTS:
-----------------

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS:
------------------------------------------------------------------

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement no payment is made and no interest accrues. A segregated account is established and maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until settlement date.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Stock Index Fund, the Value Stock Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, and the Balanced Fund.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL INCOME TAXES:
---------------------

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OTHER:
-----

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Victory Portfolios are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All expenses in connection with Intermediate Income, Investment Quality Bond, Balanced, Stock Index, Value, Growth, Special Value, and Special Growth Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of two years commencing with the respective inception dates.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   Limited Term Income Fund.............  $108,053,386       $ 27,036,296
                   Government Mortgage Fund.............  $ 34,141,401       $ 41,957,068
                   Intermediate Income Fund.............  $ 45,696,863       $ 32,245,604
                   Investment Quality Bond Fund.........  $ 53,718,571       $ 49,102,816
                   Ohio Municipal Bond Fund.............  $ 35,466,334       $ 36,043,062
                   Balanced Fund........................  $ 79,112,448       $ 62,383,648
                   Stock Index Fund.....................  $ 20,540,742       $  9,328,966
                   Value Fund...........................  $ 63,655,162       $ 17,814,533
                   Diversified Stock Fund...............  $142,784,968       $116,116,919
                   Growth Fund..........................  $  1,331,614       $ 25,478,542
                   Special Value Fund...................  $ 47,216,203       $ 23,119,184
                   Special Growth Fund..................  $  7,686,792       $ 11,925,297
                   Ohio Regional Stock Fund.............  $  1,531,661       $  2,110,048
                   International Growth Fund............  $ 30,178,013       $ 19,936,541

4. RELATED PARTY TRANSACTIONS:

Investment advisory services are provided to all the Funds by Society Asset Management, Inc. ("SAM"), a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of Society National Bank ("Society"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment and sub-investment advisory agreements, SAM is entitled to receive fees based on a percentage of the average net assets of the Funds. Society serves the Funds as custodian for all funds except the International Growth Fund. Society received no fees from the Funds for providing custodian services except for reimbursement of actual out-of-pocket expenses incurred. During the year ended October 31, 1994, KeyCorp made a capital contribution of $2,506,027 to the Prime Obligations Fund.

Society also serves as Shareholder Servicing Agent for all the Funds. As such, Society provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests,

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Society may receive a fee computed daily as a percentage of the average net assets of the Funds.

Affiliates of The BISYS Group, Inc. ("BISYS") serve as the Fund's administrator and distributor. Effective March 29, 1995, Concord Holding Corporation (the "Administrator"), an indirect, wholly-owned subsidiary of BISYS, became the administrator to the Funds and Victory Broker Dealer Services, Inc. (the "Distributor") became the distributor to the Funds. Prior to March 29, 1995, other affiliates of BISYS served as the Fund's administrator and distributor. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments from the Funds for serving as officers of the Funds. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

    Under the terms of the administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of the Funds. The Distributor receives no fees from the Funds for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1995, the Distributor received $171,000 from commissions earned on sales of shares of the variable net asset value funds all of which the Distributor reallowed to dealers of the Funds' shares, including $74,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average net assets.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Information regarding related party transactions is as follows for the six months ended April 30, 1995:

                                                U.S.                        TAX-FREE
                                              GOVERNMENT      PRIME          MONEY
                                              OBLIGATIONS    OBLIGATIONS     MARKET
                                              FUND             FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .35%           .35%           .35%
Voluntary fee reductions                                                    $ 16,151
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                     $    260
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $140,500       $193,436       $ 67,915

                                              LIMITED                                      INVESTMENT
                                                TERM         GOVERNMENT     INTERMEDIATE   QUALITY
                                               INCOME        MORTGAGE        INCOME          BOND
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .50%           .50%           .75%           .75%
Voluntary fee reductions                      $ 11,015       $ 12,348       $160,661       $122,074
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 38,451       $ 48,386       $ 39,466       $ 32,928

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                OHIO
                                              MUNICIPAL                      STOCK
                                                BOND         BALANCED        INDEX
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .60%          1.00%           .60%
Voluntary fee reductions                      $ 85,187       $293,792       $ 72,524
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                                    $ 70,657
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 20,140       $ 47,761       $ 10,560
Voluntary fee reductions:                                                   $ 17,703

                                                             DIVERSIFIED
                                               VALUE          STOCK          GROWTH
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%           .65%          1.00%
Voluntary fee reductions                      $434,192       $ 58,363       $ 93,184
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                      $    303       $    240
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 70,468       $ 84,805       $ 16,607

                                                                              OHIO
                                              SPECIAL        SPECIAL        REGIONAL       INTERNATIONAL
                                               VALUE          GROWTH         STOCK          GROWTH
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%          1.00%           .75%          1.10%
Voluntary fee reductions                      $192,792       $ 39,953       $  7,022       $ 61,413
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
Voluntary fee reductions                      $    144
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 40,759       $  7,725       $ 11,588       $ 59,708

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

5. MERGERS:

As approved by vote of shareholders of The Victory Funds via proxy dated April 28, 1995, effective June 5, 1995, certain portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Victory Fund to a corresponding investment fund of The Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The portfolios of The Victory Funds merged into existing funds of The Victory Portfolios as follows:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following portfolios of The Victory Funds merged into newly created funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

On March 17, 1994, the Growth Fund acquired all the net assets of the Society Earnings Momentum Fund pursuant to a plan of reorganization approved by the shareholders of the Society Earnings Momentum Fund. The acquisition was accomplished by a tax-free exchange of 858,745 shares of the Growth Fund for the 882,905 shares of the Society Earnings Momentum Fund outstanding on March 17, 1994. These share transactions are included in the Growth Fund's statement of changes in net assets. The Society Earnings Momentum Fund's net assets at March 17, 1994 of approximately $8,794,000, including $649,000 of unrealized appreciation, were combined with those of the Growth Fund. The combined net assets immediately after the acquisition were approximately $70,777,000.
---------------

1 Not included in this report.

THE VICTORY FUNDS                                  Notes to Financial Statements
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Funds (the "Fund"), organized as a Massachusetts business trust on January 6, 1982, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Declaration of Trust permits the Board of Trustees (the "Trustees") to create an unlimited number of Portfolios. Victory New York Tax-Free Portfolio and the Fund for Income Portfolio are two series (of a total of 14 series) of the Fund. Each Portfolio's capitalization consists of an unlimited number of shares of beneficial interest without par value.

On April 30, 1994, all of the assets and liabilities of the Investors Preference New York Tax-Free Fund, Inc. ("IPNY") and the Investors Preference Fund for Income, Inc. ("IPFFI") were acquired by the New York Tax-Free Portfolio and the Fund for Income Portfolio, respectively, of the Fund pursuant to separate Agreements and Plans of Reorganization approved by the shareholders of each IPNY and IPFFI.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies for New York Tax-Free Portfolio and Fund for Income Portfolio (the "Portfolios").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

SECURITIES VALUATION:
--------------------

The securities of the Fund for Income Portfolio that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at the closing over-the counter bid price, if available, or at their fair value as determined in good faith by management following procedures approved by the Fund's Trustees. Short term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost or original cost plus accrued interest, both of which approximates market value.

The securities of New York Tax-Free Portfolio are valued by a pricing service based upon a computerized matrix system or appraisals, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management following procedures approved by the Fund's Trustees.

REPURCHASE AGREEMENTS:
-----------------------

When each Portfolio enters into a repurchase agreement, the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value will be at least equal to the repurchase agreement amount. Each Portfolio monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, each Portfolio intends to seek additional collateral from the seller to terminate the repurchase agreements. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on the disposing of such securities. A repurchase agreement entered into by each Portfolio will be limited to transactions with broker-dealers or domestic banks believed to present minimal credit risks, and each Portfolio will take delivery of all securities underlying the repurchase agreement until such agreement expires.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION:
----------------------------------------------

The New York Tax-Free Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

INCOME TAXES:
-------------

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the New York Tax-Free Portfolio and the Fund for Income Portfolio.

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   New York Tax-Free                      $  1,117,454       $  1,736,206
                   Fund for Income                        $  7,973,666       $ 15,709,007

4. RELATED PARTY TRANSACTIONS:

ADVISORY AGREEMENT:
-------------------

Key Trust Company ("Key Trust") is the investment adviser for each Portfolio and receives a fee based on average daily net assets at an annual rate of 0.55% and 0.50% for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively. For the six months ended April 30, 1995, Key Trust accrued $44,599 and $64,663 in advisory fees, of which $41,068 and $42,981 was voluntarily waived, for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively.

ADMINISTRATION AGREEMENT:
-------------------------

Concord Financial Group (the "Administrator" or "Concord") is the Administrator to each Portfolio under an Administration Agreement with respect to each Portfolio. The Administrator receives an annual fee of 0.15% of each Portfolio's average net assets for services performed under each Portfolio's Administration Agreement. For the six months ended April 30, 1995, the administrator accrued $12,094 and $19,284 from the New York Tax-Free Portfolio and Fund for Income Portfolio, respectively, in administration fees, none of which were waived.

Effective March 29, 1995 Concord became BISYS Investment Services Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS serves as administrator on substantially identical terms as described above.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT:
-----------------------

Victory Broker Dealer Services, Inc. (the "Distributor"), an affiliate of the Administrator, serves as Distributor to each Portfolio. The Distributor sells shares of the Portfolios as agent on behalf of the Fund at no cost to the Portfolios. The Fund has adopted a Distribution and Service Plan (the "Plan") for the Class A shares of New York Tax-Free Portfolio and The Fund for Income Portfolio under Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Adviser or Administrator may use their fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolios. The Fund has adopted a Distribution Plan for Class B shares of New York Tax-Free Portfolio to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Distribution Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less. This fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day.

* Directors fees and expenses for the six months ended April 30, 1995 of $777 for New York Tax-Free Portfolio and $126 for Fund for Income Portfolio were paid to directors having no affiliation with the Fund other than in their capacity as directors.

5. MERGERS:

Effective June 5, 1995, certain Portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Portfolio of the Victory Funds to a corresponding investment fund of the Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The following Portfolios of The Victory Funds merged into existing funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following series of The Victory Funds merged into newly created series of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

As of June 2, 1995 the fund accounting for the Portfolios is being performed by BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of the The BISYS Group, Inc.

6. SPECIAL SHAREHOLDER MEETING:

On April 28, 1995, a special meeting of the shareholders of The Victory Funds was held to consider various proposals, including, among other things, the approval of an Agreement and Plan of Reorganization whereby the 14 series portfolios of The Victory Funds were reorganized into corresponding series of The Victory Portfolios, the election of certain nominees to serve on the Board of Trustees of The Victory Funds and the ratification of the selection of Coopers & Lybrand L.L.P. as independent auditors for each portfolio of The Victory Funds2.
---------------

1 Not included in this report.

2 The April 28, 1995 meeting was adjourned until May 26, 1995 with respect to the New York Tax Free and Fund For Income Portfolios due to a lack of a quorum on such date. On May 26, 1995, a quorum was present and voted the shares of such portfolios as indicated.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

Election of Trustees -- The shareholders of The Victory Funds, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of The Victory Funds. The shareholders of The Victory Funds approved each nominee. The results of such solicitation are as follows:

                           NOMINEE                        VOTES FOR       VOTES WITHHELD
          ------------------------------------------    --------------    ---------------
          Robert G. Brown                               1,306,537,258       38,671,464
          Edward P. Cambell                             1,308,422,096       36,786,627
          Harry Gazelle                                 1,307,262,991       37,945,462
          Thomas F. Morrissey                           1,310,379,551       34,828,901
          Stanley I. Landgraf                           1,308,450,924       36,757,800
          Leigh A. Wilson                               1,310,734,626       34,474,098
          H. Patrick Swygert                            1,311,252,568       34,456,155

Agreement and Plan of Reorganization -- the shareholders of each Portfolio approved an Agreement and Plan of Reorganization with respect to each Portfolio as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,430        15,011         37,413
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,834,471        11,902        105,207

Reclassification and Changes in Fundamental Policies -- The shareholders of the below-listed Portfolios approved certain reclassifications and changes in fundamental policies of the relevant Portfolio (and the successor Portfolio post-reorganization) by the following votes:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,550        15,011         37,293
          NY Tax Free-Class B                           29,267            --          1,666
          Fund for Income                            1,803,283        40,439        107,858

Ratification of Independent Auditors -- the shareholders of each Portfolio ratified the appointment of Coopers & Lybrand L.L.P. as independent auditors for each Portfolio for the next fiscal year as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          891,636           727         31,490
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,860,529         7,123         83,928

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus. Neither the Fund nor Victory Broker Dealer Services, Inc. is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC, the Federal Reserve Board, or any other agency. Victory Broker Dealer Services, Inc., which distributes The Victory Funds, is not affiliated with Key Trust Company. Investing in mutual funds involves risks, including the possible loss of principal amount invested. An investment in a money market Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.032        0.026        0.036        0.060        0.076
Distributions
  Net investment income                       (0.025)       (0.032)      (0.026)      (0.036)      (0.060)      (0.076)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.57%(a)      3.30%        2.62%        3.66%        6.14%        7.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $524,143      $412,048     $515,734     $579,836     $430,248     $376,021
Ratio of expenses to
  average net assets                           0.62%(b)      0.63%        0.60%        0.60%        0.60%        0.62%
Ratio of net investment income
  to average net assets                        5.15%(b)      3.20%        2.57%        3.50%        5.92%        7.56%
Ratio of expenses to
  average net assets*                                        0.80%
Ratio of net investment income
  to average net assets*                                     3.03%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

                                                                     PRIME OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.035        0.030        0.037        0.061        0.078
  Net realized losses on investments                        (0.003)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment
           Activities                          0.025         0.032        0.030        0.037        0.061        0.078
----------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.025)       (0.035)      (0.030)      (0.037)      (0.061)      (0.078)
Capital transactions                                         0.003
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.53%(a)      3.57%        3.05%        3.77%        6.32%        8.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $430,000      $782,303     $720,024     $524,338     $442,263     $444,238
Ratio of expenses to average net assets        0.69%(b)      0.62%        0.60%        0.61%        0.62%        0.62%
Ratio of net investment income to
  average net assets                           5.02%(b)      3.52%        2.96%        3.68%        6.14%        7.76%
Ratio of expenses to average net
  assets*                                                    0.79%
Ratio of net investment income to
  average net assets*                                        3.35%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    TAX-FREE MONEY MARKET FUND
                                           ----------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                           ------------------------------------------------------------
                                                             1994         1993         1992         1991         1990
                                           SIX MONTHS      --------     --------     --------     --------     --------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $    100
-----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.016         0.021        0.020        0.027        0.043        0.054
Distributions
  Net investment income                        (0.016)       (0.021)      (0.020)      (0.027)      (0.043)      (0.054)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                    1.66%(a)      2.17%        2.06%        2.77%        4.44%        5.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $ 209,606      $198,561     $189,351     $151,012     $129,601     $134,652
Ratio of expenses to average net assets         0.61%(b)      0.60%        0.59%        0.61%        0.62%        0.63%
Ratio of net investment income to
  average net assets                            3.32%(b)      2.14%        2.04%        2.70%        4.29%        5.32%
Ratio of expenses to average net
  assets*                                       0.63%(b)      0.79%        0.60%
Ratio of net investment income to
  average net assets*                           3.30%(b)      1.95%        2.02%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                                           Financial Highlights
--------------------------------------------------------------------------------

                                                                  NEW YORK TAX-FREE PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                        -------------------------------------------------
                                                 CLASS B                                 PERIOD
                                      -----------------------------                       FROM
                                                       PERIOD FROM                     JANUARY 1,
                                                      SEPTEMBER 26,                     1994 TO           YEARS ENDED
                                                         1994 TO                        OCTOBER          DECEMBER 31,
                                                       OCTOBER 31,                        31,         -------------------
                                                          1994          SIX MONTHS        1994         1993        1992
                                                      -------------       ENDED        ----------     -------     -------
                                                                        APRIL 30,
                                                                           1995
                                                                        ----------
                                      SIX MONTHS                        (UNAUDITED)
                                         ENDED
                                       APRIL 30,
                                         1995
                                      -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 12.39            $12.62        $  12.39       $  13.54      $ 12.76     $ 12.50
-------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                  0.31             0.07             0.32           0.57         0.70        0.74
    Net realized and unrealized
      gains (losses) on
      investments                          0.27            (0.23)            0.30          (1.15)        0.84        0.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment
      activities                           0.58            (0.16)            0.62          (0.58)        1.54        1.00
-------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                 (0.30)           (0.07)           (0.33)         (0.57)       (0.70)      (0.74)
    Net realized gains                    (0.17)              --            (0.17)            --        (0.06)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   (0.47)           (0.07)           (0.50)         (0.57)       (0.76)      (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 12.50           $12.39         $  12.51       $  12.39      $ 13.54     $ 12.76
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charge)                                  4.80%(b)        (1.25)%(b)        5.16%(b)      (4.31)%(b)   12.34%       8.26%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $   834               --         $ 15,974       $ 17,840      $28,530     $26,034
Ratio of expenses to average net
  assets                                   2.72%(c)         0.52%(c)         1.10%(c)       0.91%(c)     0.87%       0.66%
Ratio of net investment income to
  average net assets                       9.48%(c)         5.94%(c)         5.18%(c)       5.33%(c)     5.28%       5.89%
Ratio of expenses to average net
  assets*                                  3.07%(c)         0.86%(c)         1.45%(c)       1.25%(c)     0.96%       0.96%
Ratio of net investment income to
  average net assets*                      9.13%(c)         5.60%(c)         4.83%(c)       4.99%(c)     5.19%       5.59%
Portfolio turnover rate                   17.00%           18.00%           17.00%         18.00%       12.00%      14.00%


                                    PERIOD FROM
                                    FEBRUARY 11,
                                      1991 TO
                                    DECEMBER 31,
                                      1991(A)
                                    ------------

NET ASSET VALUE, BEGINNING OF
 PERIOD                               $  12.00
----------------------------------
Investment Activities
    Net investment income                 0.64
    Net realized and unrealized
      gains (losses) on
      investments                         0.50
----------------------------------
    Total from investment
      activities                          1.14
----------------------------------
Distributions
    Net investment income                (0.64)
    Net realized gains                      --
----------------------------------
    Total Distributions                  (0.64)
----------------------------------
NET ASSET VALUE, END OF PERIOD        $  12.50
----------------------------------
Total Return (excludes sales
  charge)                                11.06%(b)
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 20,995
Ratio of expenses to average net
  assets                                  0.45%(c)
Ratio of net investment income to
  average net assets                      6.28%(c)
Ratio of expenses to average net
  assets*                                 0.95%(c)
Ratio of net investment income to
  average net assets*                     5.78%(c)
Portfolio turnover rate                  61.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                          FUND FOR INCOME PORTFOLIO
                                            --------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                           FEBRUARY 1,
                                                             1994 TO                       YEARS ENDED JANUARY 31,
                                                           OCTOBER 31,     -------------------------------------------------------
                                                              1994          1994        1993        1992        1991        1990
                                            SIX MONTHS     -----------     -------     -------     -------     -------     -------
                                              ENDED
                                            APRIL 30,
                                               1995
                                            ----------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.43        $ 10.14       $ 10.57     $ 10.55     $ 10.19     $  9.90     $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                       (0.05)          0.52          0.80        0.80        0.85        0.91        0.93
    Net realized and unrealized gains
      (losses) on investments                    0.58          (0.71)        (0.41)       0.06        0.36        0.29        0.17
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment activities             0.53          (0.19)         0.39        0.86        1.21        1.20        1.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                       (0.35)         (0.52)        (0.80)      (0.80)      (0.85)      (0.91)      (0.93)
    Net realized gains                             --             --         (0.02)      (0.04)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.35)         (0.52)        (0.82)      (0.84)      (0.85)      (0.91)      (0.93)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   9.61        $  9.43       $ 10.14     $ 10.57     $ 10.55     $ 10.19     $  9.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)             5.70%(a)      (1.99)%(a)     3.75%       8.45%      12.34%      12.75%      11.77%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 24,713        $29,358       $46,632     $55,075     $58,055     $44,097     $35,788
Ratio of expenses to average net assets          0.57%(b)       1.12%(b)      1.13%       1.12%       0.92%       0.50%       0.29%
Ratio of net investment income to
  average net assets                             3.51%(b)       7.21%(b)      7.65%       7.56%       8.18%       9.15%       9.34%
Ratio of expenses to average net assets*         0.74%(b)       1.26%(b)
Ratio of net investment income to
  average net assets*                            3.34%(b)       7.07%(b)
Portfolio turnover                              27.00%         18.00%        47.00%      23.00%      24.00%       5.00%       5.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.

(b) Annualized

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                   LIMITED TERM INCOME FUND
                                         ----------------------------------------------------------------------------
                                                                           YEARS ENDED OCTOBER 31,
                                                         ------------------------------------------------------------
                                                           1994         1993         1992         1991         1990
                                         SIX MONTHS      --------     --------     --------     --------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $  10.53     $  10.45     $  10.33     $  10.02     $  10.04
---------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.27          0.54         0.57         0.64         0.73         0.76
  Net realized and unrealized gains
    (losses) on investments                    0.11         (0.61)        0.08         0.13         0.31        (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.38         (0.07)        0.65         0.77         1.04         0.75
---------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.28)        (0.54)       (0.57)       (0.64)       (0.73)       (0.77)
  Net realized gains                                        (0.04)                    (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.28)        (0.58)       (0.57)       (0.65)       (0.73)       (0.77)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    9.98      $   9.88     $  10.53     $  10.45     $  10.33     $  10.02
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          3.80%(a)     (0.66)%       6.39%        7.77%       10.82%        7.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 168,112      $ 79,150     $ 81,771     $ 55,565     $ 43,763     $ 31,303
  Ratio of expenses to average net
    assets                                     0.77%(b)      0.79%        0.77%        0.78%        0.80%        0.82%
  Ratio of net investment income to
    average net assets                         5.86%(b)      5.29%        5.49%        6.18%        7.20%        7.63%
  Ratio of expenses to average net
    assets*                                    0.79%(b)      0.97%        0.78%
  Ratio of net investment income to
    average net assets*                        5.84%(b)      5.10%        5.48%
  Portfolio turnover                          24.49%        41.26%       50.27%       14.97%        9.79%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

                                                                     GOVERNMENT MORTGAGE FUND
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED OCTOBER 31,                  MAY 18, 1990
                                         ENDED APRIL     ----------------------------------------------     TO OCTOBER 31,
                                          30, 1995         1994         1993         1992        1991          1990(A)
                                         -----------     --------     --------     --------     -------     --------------

                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $   10.33      $  11.36     $  11.07     $  10.73     $ 10.18        $  10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.36          0.68         0.66         0.74        0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.32         (1.02)        0.32         0.34        0.55            0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.68         (0.34)        0.98         1.08        1.35            0.53
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.37)        (0.67)       (0.66)       (0.74)      (0.80)          (0.35)
  Net realized gains                          (0.08)        (0.02)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.45)        (0.69)       (0.69)       (0.74)      (0.80)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   10.56      $  10.33     $  11.36     $  11.07     $ 10.73        $  10.18
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          6.64%(b)     (3.01)%       9.05%       10.34%      13.77%           5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 143,435      $148,168     $132,738     $ 73,660     $42,616        $ 31,972
  Ratio of expenses to average net
    assets                                     0.77%(c)      0.76%        0.75%        0.77%       0.78%           0.82%(c)
  Ratio of net investment income to
    average net assets                         6.99%(c)      6.38%        5.92%        6.82%       7.68%           7.98%(c)
  Ratio of expenses to average net
    assets*                                    0.79%(c)      0.96%        0.76%
  Ratio of net investment income to
    average net assets*                        6.97%(c)      6.18%        5.92%
  Portfolio turnover                          24.12%       131.63%       50.18%       11.19%      20.70%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                          INTERMEDIATE INCOME FUND          INVESTMENT QUALITY BOND FUND
                                     ----------------------------------  ----------------------------------
                                                         DECEMBER 10,                        DECEMBER 10,
                                                             1993                                1993
                                                        TO OCTOBER 31,                      TO OCTOBER 31,
                                                           1994(A)                             1994(A)
                                     SIX MONTHS ENDED  ----------------  SIX MONTHS ENDED  ----------------
                                        APRIL 30,                           APRIL 30,
                                           1995                                1995
                                     ----------------                    ----------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.25          $  10.00          $   9.10          $  10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.30              0.52              0.31              0.53
  Net realized and unrealized gains
    (losses) on investments                  0.17             (0.76)             0.29             (0.92)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.47             (0.24)             0.60             (0.39)
-----------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.31)            (0.51)            (0.32)            (0.51)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   9.41          $   9.25          $   9.38          $   9.10
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   5.07%(b)         (2.48)%(b)         6.74%(b)         (3.92)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $133,225          $112,923          $ 92,202          $ 94,685
  Ratio of expenses to average net
    assets                                   0.81%(c)          0.79%(c)          0.84%(c)          0.79%(c)
  Ratio of net investment income to
    average net assets                       6.65%(c)          6.23%(c)          6.89%(c)          6.33%(c)
  Ratio of expenses to average net
    assets*                                  1.08%(c)          1.25%(c)          1.10%(c)          1.25%(c)
  Ratio of net investment income to
    average net assets*                      6.38%(c)          5.77%(c)          6.63%(c)          5.87%(c)
  Portfolio turnover                        28.74%            55.06%            54.92%            89.92%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                     OHIO MUNICIPAL BOND FUND
                                           -----------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,                MAY 18, 1990
                                                           ------------------------------------------     TO OCTOBER 31,
                                                            1994        1993        1992        1991         1990(A)
                                           SIX MONTHS      -------     -------     -------     ------     --------------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.33       $ 11.52     $ 10.52     $ 10.37     $10.06         $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.26          0.49        0.52        0.60       0.65           0.28
  Net realized and unrealized gains
    (losses) on investments                     0.52         (0.94)       1.00        0.15       0.31           0.04
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities            0.78         (0.45)       1.52        0.75       0.96           0.32
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                         0.26         (0.49)      (0.52)      (0.60)     (0.65)         (0.26)
  Net realized gains                                         (0.25)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.26)        (0.74)      (0.52)      (0.60)     (0.65)         (0.26)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 10.85       $ 10.33     $ 11.52     $ 10.52     $10.37         $10.06
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           7.67%(b)     (4.08)%     14.75%       7.34%      9.87%          3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)            $58,137       $57,704     $50,676     $17,676     $8,042         $6,315
  Ratio of expenses to average net
    assets                                      0.64%(c)      0.51%       0.42%       0.09%      0.01%          0.38%(c)
  Ratio of net investment income to
    average net assets                          4.88%(c)      4.58%       4.77%       5.76%      6.39%          6.11%(c)
  Ratio of expenses to average net
    assets*                                     0.95%(c)      1.09%       0.86%       0.84%      0.82%          1.17%(c)
  Ratio of net investment income to
    average net assets*                         4.58%(c)      4.01%       4.33%       5.01%      5.58%          5.32%(c)
  Portfolio turnover                           64.80%        52.59%     150.76%      47.28%     15.06%         17.62%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED FUND                 STOCK INDEX FUND                  VALUE FUND
                                        ---------------------------     --------------------------     ---------------------------
                                                       DECEMBER 10,                    DECEMBER 3,                    DECEMBER 3,
                                                         1993 TO                         1993 TO                        1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED         1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      -----------     APRIL 30,      ------------
                                                                           1995                           1995
                                        SIX MONTHS                      ----------                     ----------
                                          ENDED                         (UNAUDITED)                    (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.62        $  10.00        $  10.18       $   10.00       $  10.13        $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.21            0.33            0.12            0.20           0.14            0.21
  Net realized and unrealized gains
    (losses) on investments                  0.62           (0.39)           0.92            0.16           0.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.83           (0.06)           1.04            0.36           0.93            0.32
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.24)          (0.32)          (0.13)          (0.18)         (0.14)          (0.19)
  Net realized gains                                                                                       (0.17)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.24)          (0.32)          (0.13)          (0.18)         (0.31)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.21        $   9.62        $  11.09       $   10.18       $  10.75        $  10.13
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   8.77%(b)       (0.57)%(b)      10.28%(b)        3.66%(b)       9.43%(b)        3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $158,762        $127,285        $105,834       $  89,686       $261,830        $188,184
  Ratio of expenses to average net
    assets                                   0.91%(c)        0.87%(c)        0.58%(c)        0.58%(c)       0.91%(c)        0.92%(c)
  Ratio of net investment income to
    average net assets                       4.30%(c)        3.97%(c)        2.48%(c)        2.35%(c)       2.88%(c)        2.32%(c)
  Ratio of expenses to average net assets*      1.32%(c)       1.49%(c)      0.92%(c)        1.10%(c)       1.29%(c)        1.48%(c)
  Ratio of net investment income to
    average net assets*                      3.89%(c)        3.35%(c)        2.14%(c)        1.82%(c)       2.50%(c)        1.76%(c)
  Portfolio turnover                        45.32%         118.49%          11.06%           1.44%          8.95%          39.05%

------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                  DIVERSIFIED STOCK FUND
                                        ---------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         1994         1993         1992         1991         1990
                                        SIX MONTHS     --------     --------     --------     --------     --------
                                          ENDED
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.68      $  13.39     $  12.16     $  11.44     $   9.25     $   9.90
-------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.14          0.25         0.18         0.19         0.23         0.26
  Net realized and unrealized gains
    (losses) on investments                  1.05          0.64         1.50         1.11         2.20        (0.67)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         1.19          0.89         1.68         1.30         2.43        (0.41)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.15)        (0.23)       (0.21)       (0.19)       (0.24)       (0.24)
  Net realized gains                        (1.38)        (1.37)       (0.24)       (0.39)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (1.53)        (1.60)       (0.45)       (0.58)       (0.24)       (0.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.34      $  12.68     $  13.39     $  12.16     $  11.44     $   9.25
-------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                  10.83%(a)      7.39%       14.04%       11.57%       27.50%       (4.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $321,593      $263,227     $257,405     $227,839     $177,472     $121,754
  Ratio of expenses to average net
    assets                                   0.87%(b)      0.89%        0.89%        0.91%        0.91%        0.91%
  Ratio of net investment income to
    average net assets                       2.35%(b)      2.06%        1.45%        1.63%        2.06%        2.75%
  Ratio of expenses to average net
    assets*                                  0.91%(b)      1.10%        0.90%
  Ratio of net investment income to
    average net assets*                      2.31%(b)      1.86%        1.43%
  Portfolio turnover                        43.76%       103.62%       86.32%       74.83%       50.78%       63.10%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                GROWTH FUND                 SPECIAL VALUE FUND              SPECIAL GROWTH FUND
                                        ---------------------------     ---------------------------     ---------------------------
                                                       DECEMBER 3,                     DECEMBER 3,                     DECEMBER 3,
                                                         1993 TO                         1993 TO                         1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED          1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      ------------     APRIL 30,      ------------
                                                                           1995                            1995
                                        SIX MONTHS                      ----------                      ----------
                                          ENDED                         (UNAUDITED)                     (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  10.23        $  10.00        $  10.49        $  10.00        $   8.90       $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.06            0.10            0.08            0.11            0.01             0.02
  Net realized and unrealized gains
    (losses) on investments                  0.64            0.22            0.82            0.48            0.45            (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.70            0.32            0.90            0.59            0.46            (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.06)          (0.09)          (0.08)          (0.10)          (0.01)           (0.02)
  Net realized gains                        (0.05)                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.11)          (0.09)          (0.13)          (0.10)          (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.82        $  10.23        $  11.26        $  10.49        $   9.35       $     8.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   6.91%(b)        3.22%(b)        8.65%(b)        5.92%(b)        5.20%(b)    (10.81)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $ 43,861        $ 66,921        $153,591        $118,600        $ 19,386       $   24,593
  Ratio of expenses to average net
    assets                                   1.03%(c)        0.94%(c)        1.01%(c)        1.00%(c)        1.16%(c)      0.98%(c)
  Ratio of net investment income to
    average net assets                       1.11%(c)        1.10%(c)        1.57%(c)        1.23%(c)        0.25%(c)      0.24%(c)
  Ratio of expenses to average net assets*      1.39%(c)       1.51%(c)      1.31%(c)        1.49%(c)        1.54%(c)      1.58%(c)
  Ratio of net investment income
    (loss) to average net assets*            0.75%(c)        0.52%(c)        1.27%(c)        0.74%(c)       (0.14)%(c)     (0.36)(c)
  Portfolio turnover                         2.56%          28.09%          18.88%          17.90%          39.58%          118.39%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                 OHIO REGIONAL STOCK FUND
                                         ------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                          1994        1993        1992        1991         1990
                                         SIX MONTHS      -------     -------     -------     -------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.56       $ 14.69     $ 12.12     $ 11.15     $  6.75     $   9.72
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       0.09          0.18        0.16        0.20        0.21         0.24
  Net realized and unrealized gains
    (losses) on investments                   0.85          0.39        2.63        1.07        4.39        (2.98)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          0.94          0.57        2.79        1.27        4.60        (2.74)
-----------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                      (0.09)        (0.17)      (0.18)      (0.21)      (0.20)       (0.23)
  Net realized gains                         (0.74)        (0.53)      (0.04)      (0.09)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.83)        (0.70)      (0.22)      (0.30)      (0.20)       (0.23)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.67       $ 14.56     $ 14.69     $ 12.12     $ 11.15     $   6.75
-----------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         7.06%(a)      3.96%      23.16%      11.50%      68.68%      (28.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)          $35,183       $33,965     $34,926     $36,115     $27,092     $ 13,039
  Ratio of expenses to average net
    assets                                    1.18%(b)      1.04%       1.04%       1.04%       1.08%        1.11%
  Ratio of net investment income to
    average net assets                        1.27%(b)      1.27%       1.17%       1.73%       2.16%        2.66%
  Ratio of expenses to average net
    assets*                                   1.22%(b)      1.27%       1.06%
  Ratio of net investment income to
    average net assets*                       1.22%(b)      1.04%       1.15%
  Portfolio turnover                          4.86%        14.38%       7.25%       7.56%      14.59%       11.17%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL GROWTH FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                  YEARS ENDED OCTOBER 31,                 MAY 18, 1990
                                          APRIL 30,      --------------------------------------------     TO OCTOBER 31,
                                            1995          1994         1993        1992        1991          1990(A)
                                         -----------     -------     --------     -------     -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.32      $ 11.93     $   8.93     $  9.20     $  9.46        $  10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             (0.01)       (0.03)      (0.02)       0.51            0.09
  Net realized and unrealized gains
    (losses) on investments                   (0.79)        1.40         3.03       (0.17)      (0.25)          (0.55)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          (0.79)        1.39         3.00       (0.19)       0.26           (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                             (0.01)      (0.52)          (0.08)
  Net realized gains                          (0.62)                                (0.07)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   11.91      $ 13.32     $  11.93     $  8.93     $  9.20        $   9.46
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         (5.82)%(b)   11.65%       33.59%      (2.08)%      2.93%          (4.54)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $  86,530      $81,307     $ 30,629     $11,091     $ 5,682        $  9,878
  Ratio of expenses to average net
    assets                                     1.51%(c)     1.48%        1.46%       1.56%       1.72%           1.70%(c)
  Ratio of net investment income
    (loss) to average net assets              (0.29)%(c)   (0.51)%      (0.74)%     (0.20)%      5.97%           2.51%%(c)
  Ratio of expenses to average net
    assets*                                    1.66%(c)     1.83%        1.63%       1.72%
  Ratio of net investment loss to
    average net assets*                       (0.45)%(c)   (0.86)%      (0.91)%     (0.35)%
  Portfolio turnover                          26.04%       50.66%       45.43%      91.92%     102.53%          12.16%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                    [LOGO]

                              THE VICTORY FUNDS


                                1-800-539-FUND


                                RS/VP-001 5/95

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                                     PAID
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                                    [LOGO]

                              THE VICTORY FUNDS

                                1-800-539-FUND

                                RS/VP-001 5/95

                  [This page left blank intentionally]

                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS


                        U.S. GOVERNMENT OBLIGATIONS FUND










 February 1,  1996




         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of The Victory Portfolios - The U. S. Government Obligations Fund, dated the same date as the date hereof (the "Prospectus"). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at Primary Funds Service Corporation, P.O. Box 9741, Providence, RI 02940-9741, or by telephoning toll free 800-539-FUND or 800-539-3863.


Investment Policies and Limitations    1               INVESTMENT ADVISER
Valuation of Portfolio Securities      6      KeyCorp Mutual Fund Advisers, Inc.
Additional Purchase and
 Redemption Information                7
Management of the Victory Portfolios  10             INVESTMENT SUB-ADVISER
Advisory and Other Contracts          19         Society Asset Management, Inc.
Additional Information                26
Independent Auditor's Report          31                 ADMINISTRATOR
Financial Statements                  31          Concord Holding Corporation
Appendix                              32
                                                          DISTRIBUTOR
                                            Victory Broker-Dealer Services, Inc.

                                                         TRANSFER AGENT
                                              Primary Funds Services Corporation

                                                            CUSTODIAN
                                                 Key Trust Company of Ohio, N.A.

                       STATEMENT OF ADDITIONAL INFORMATION




         The Victory Portfolios (the "Victory Portfolios") is an open-end management investment company. The Victory Portfolios consist of twenty- eight series of units of beneficial interest ("shares"), representing interests in twenty- eight separate investment portfolios. This Statement of Additional Information relates to The U.S. Government Obligations Fund (the "Fund") only. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus . No investment in shares of the Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT POLICIES AND LIMITATIONS


Additional Information on Fund Instruments


         The  following  policies  supplement  the  investment   objectives  and
policies of the Fund as set forth in the Prospectus.

         High Quality Investments . As noted in the Prospectus the Fund may invest only in obligations determined by KeyCorp Mutual Fund Advisers, Inc. ("Key Advisers") or Society Asset Management, Inc. ( the "Sub-Adviser"), the Victory Portfolios' Investment Adviser and Sub-Adviser, respectively, to present minimal credit risks under guidelines adopted by the Victory Portfolios' Board of Trustees (the "Board of Trustees" or the "Trustees").

         Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund will maintain a dollar-weighted average portfolio maturity which does not exceed 90 days.

         Under the guidelines adopted by the Victory Portfolios' Trustees and in accordance with Rule 2a-7 under the 1940 Act, Key Advisers or the Sub-Adviser may be required to dispose of promptly an obligation held by the Fund in the event of certain developments that indicate a diminution of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer. In this regard, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value of the Fund, calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders (a "Material Deviation"). In the event the Trustees determine that a Material Deviation exists, they will take such corrective action as they regard as necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, paying shareholder redemption requests in portfolio securities at their then-current market value, or establishing a net asset value per share by using readily available market quotations.

         The Appendix of this Statement of Additional Information identifies each NRSRO which may be utilized by Key Advisers or the Sub-Adviser with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when Key Advisers or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Securities Lending. The Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund . During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement. Loans will be subject to termination by the Fund or the borrower at any time. While the Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Key Advisers or the Sub-Adviser has determined are creditworthy under guidelines established by the Victory Portfolios' Trustees. The Fund intends to limit its securities lending to 33 1/3% of total assets.

Other Investment Companies. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Fund may invest in money market funds of the Victory Portfolios. Key Advisers and/or the Sub-Adviser will waive its investment advisory fee as to all assets invested in other investment companies. Because such other investment companies employ an investment adviser, such investment by the Fund will cause shareholders to bear duplicative fees, such as management fees.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by Key Advisers or the Sub-Adviser pursuant to guidelines adopted by the Victory Portfolios' Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action. Repurchase Agreements are considered by the staff of the Commission to be loans by the Fund.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with such Fund's investment restrictions having a value equal to the repurchase price (including the accrued interest); the collateral will be marked-to-market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

         Government "Mortgage-backed" Securities. The Fund may invest in obligations of certain agencies and instrumentalities of the U.S. Government. Some such obligations, such as those issued by GNMA or the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.


         The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

MORTGAGE-RELATED SECURITIES -- IN GENERAL

         Mortgage-related securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities.


Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Victory Portfolios may purchase mortgage-related securities at a premium or at a discount. Among the U.S. Government securities in which the Victory Portfolios may invest are government "mortgage-backed" (or government guaranteed mortgage related securities). Such guarantees do not extend to the value of yield of the mortgage-backed securities themselves or of the Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.


         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


         The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates above par in the secondary market.


         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and collateralized mortgage obligations ("CMOs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold PCs guarantee the timely payment of both principal and interest.

         CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds. FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

Investment Restrictions


         The following investment restrictions are fundamental with respect to the Fund and may be changed only by a vote of a majority of the outstanding shares of the Fund as defined in "ADDITIONAL INFORMATION -Miscellaneous" of this Statement of Additional Information).

        THE FUND MAY NOT:

               1. Issue any senior security (as defined in the 1940 Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
        (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

               2. Borrow money, except that (a) the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets; and
        (b) the Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

               3. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

               4. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

               5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments or selling options and futures contracts or from investing in securities or other instruments.

               6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.

               7. Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities whose obligations are backed by the full faith and credit of the U.S. Treasury, some of which may be subject to repurchase agreements.

        The following restrictions are not fundamental and may be changed without shareholder approval:

               1. The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

               2. The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Victory Portfolios from the Commission, the Funds may invest in the money market funds of the Victory Portfolios.

               3. The Fund will notinvest more than 10% of its net assets in illiquid securities.

               4. The Fund will not purchase or retain securities of any issuer if the officers or Trustees of the Victory Portfolios or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

               5. The Fund will not invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

               6. Buy state, municipal, or private activity bonds or write or purchase put options or purchase call options.

State Regulations

        The Victory Portfolios have agreed with a state securities administrator on behalf of each fund of the Victory Portfolios that each such fund will limit investment in warrants to no more than 5% of its net assets and, of this 5%, no more than 2% will be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange; provided, however, that for the purposes of this limitation, warrants acquired in units or attached to other securities will be deemed to be without value.

        In addition, each of the Victory Portfolios, so long as its shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, is subject to the following non-fundamental policy, which may be modified in the future by the Trustees without a vote of the Victory Portfolios' shareholders: the Victory Portfolios has represented to the Texas State Securities Board, on behalf of the investment portfolios registered in that state, that those investment portfolios will not invest in oil, gas or mineral leases or purchase or sell real property (including limited partnership interests, but excluding readily marketable securities of companies which invest in real estate).

        The policies and limitations above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.



                              FUTURE DEVELOPMENTS

        The Fund may take advantage of other investment practices which are not at present contemplated for use by the Fund or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and Statement of Additional Information. Prior to commencing any new investment practice, the Fund will notify shareholders by means of prospectus supplement.


Portfolio Turnover


        The turnover rate for the Fund's investment portfolio is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Because of this exclusion, portfolio turnover is expected to be zero percent for regulatory purposes.


                        VALUATION OF PORTFOLIO SECURITIES

        As indicated in the Prospectus, the net asset value ("NAV") of the Fund is determined and the shares of the Fund are priced as of the close of regular trading of the New York Stock Exchange ("NYSE") ("the Valuation Time(s)") on each Business Day of the Fund. A "Business Day" is a day on which the NYSE is open for trading, the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of the Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The NYSE, or the Federal Reserve Bank of Cleveland will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

        When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the Commission to warrant such action, the Fund's transfer agent will determine the Fund's NAV at the close of business, normally 4:00 p.m., eastern time. The Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days.

        The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the portfolio can be expected to vary inversely with changes in prevailing interest rates.

        Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Victory Portfolios' Trustees have also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Victory Portfolios' investment objectives, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption


        The Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Commission.

        [If, in the opinion of the Board of Trustees, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.]

        Pursuant to Rule 11a-3 under the 1940 Act, the Fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange, or (ii) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the Commission, or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

        In the Prospectus, the Fund, Key Advisers and the Sub-Adviser have notified shareholders that they reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in Key Advisers' or the Sub-Adviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Purchasing Shares

        Shares are sold at their net asset value without a sales charge on days the NYSE and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Conversion to Federal Funds

        It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Converting the funds to federal funds is normally accomplished within two business days of receipt of the check.

Redeeming Shares

        The Fund redeems shares at the next computed net asset value after the redemption request is received. Redemption procedures are explained in the prospectus under "Redeeming Shares."

[Redemption in Kind

        Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund. To the extent available, such securities will be readily marketable.

        Redemption in kind will be made in conformity with applicable Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

        The Fund has elected to be governed by Rule 18f-1 of the 1940 Act under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.]


        The Victory Portfolios may redeem shares involuntarily if redemption appears appropriate in light of the Victory Portfolios' responsibilities under the 1940 Act. (See "VALUATION" above.)

Additional Tax Information


        It is the policy of each fund of the Victory Portfolios to qualify for the favorable tax treatment accorded regulated investment companies ("RICs") under Subchapter M of the Code, for so long as such qualification is in the best interest of its shareholders. By following such policy and distributing its income and gains currently with respect to each taxable year, the Victory Portfolios expects to eliminate or reduce to a nominal amount the federal income and excise taxes to which it may otherwise be subject.


        In order to qualify as a RIC, each fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Victory Portfolios control and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Victory Portfolios may engage in short-term trading and concentrate investments. If a fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders with respect to each taxable year within the time limits specified in the Code.

        A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the following calendar year. If distributions during a calendar year are less than the required amount, the fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

        Certain investment and hedging activities of a fund, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities, are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Victory Portfolios will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Victory Portfolios and their securities.

        Each fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who has failed to provide (or provided an incorrect) tax identification number, or is subject to withholding pursuant to a notice from the Internal Revenue Service for failure to properly include on his or her income tax return payments of interest or dividends. This "backup withholding" is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


        Information set forth in the Prospectus and this Statement of Additional Information that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Victory Portfolios. No attempt has been made to present a complete explanation of the federal tax treatment of a fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a fund of these Portfolios are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

                      MANAGEMENT OF THE VICTORY PORTFOLIOS

Board of Trustees

         Overall responsibility for management of the Victory Portfolios rests with the Trustees, who are elected by the shareholders of the Victory Portfolios. The Victory Portfolios are managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently seven Trustees, six of whom are not "interested persons" of the Victory Portfolios within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Victory Portfolios to supervise actively its day-to-day operations.

         The Trustees of the Victory Portfolios, their addresses, ages and their principal occupations during the past five years are as follows:

                               Position(s) Held
                               With the Victory        Principal Occupation
Name, Address and Age          Portfolios              During Past 5 Years
---------------------          --------------------    -------------------
Robert G. Brown, 72
5460 N. Ocean Drive
Singer Island, FL  33404       Trustee                 Retired; from October 1983 to November 1990, President,
                                                       Cleveland Advanced Manufacturing Program (non-profit
                                                       corporation engaged in regional economic development);
                                                       Trustee, The Victory Funds.

Edward P. Campbell, 45
Nordson Corporation
28601 Clemens Road
Westlake, OH  44145            Trustee                 From March, 1994 to present, Executive Vice President and
                                                       Chief Operating Officer of Nordson Corporation
                                                       (manufacturer of application equipment); from May, 1988
                                                       March 1994, Vice President of Nordson Corporation; from
                                                       1987 to August 1994, member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May 1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds and Spears, Benzak, Salomon and Farrell
                                                       ("SBSF") Funds.
Dr. Harry Gazelle, 67
17822 Lake Road
Lakewood, Ohio  44107          Trustee                 Retired radiologist, Drs. Hill and Thomas Corp. Trustee,
                                                       The Victory Funds.







Dr. Thomas F. Morrissey, 62
Weatherhead School of
   Management
Case Western Reserve
  University
10900 Euclid Avenue
Cleveland, OH  44106-7235      Trustee                 1995 Visiting Scholar, Bond University, Queensland,
                                                       Australia; Professor, Weatherhead School of Management,
                                                       Case Western Reserve University; from 1989 to 1995,
                                                       Associate Dean of Weatherhead School of Management;
                                                       from 1987 to August 1994, Member of the Supervisory
                                                       Committee of Society's Collective Investment Retirement
                                                       Fund; from May  1991 to August 1994, Trustee, Financial
                                                       Reserves Fund and from May 1993 to August 1994,
                                                       Trustee, Ohio Municipal Money Market Fund; Trustee, The
                                                       Victory Funds.

Stanley I. Landgraf, 70
41 Traditional Lane
Albany, NY  12211              Trustee                 Retired; currently, Trustee, Rensselaer Polytechnic Institute;
                                                       Director, Elenel Corporation, Albany International
                                                       Corporation and Mechanical Technology, Inc.; Member,
                                                       Board of Overseers, School of Management, Rensselaer
                                                       Polytechnic Institute; Member, The Fifty Group (a Capital
                                                       Region business organization); Trustee, The Victory Funds.

Leigh A. Wilson*, 51
River Tower
420 East 54th Street
Apt. 10H
New York, NY  10022            Trustee and President   From 1989 to present, Chairman and Chief Executive
                                                       Officer,        Glenleigh
                                                       International    Limited;
                                                       from   1984-1989,   Chief
                                                       Executive        Officer,
                                                       Paribas North America and
                                                       Paribas      Corporation;
                                                       Trustee,    The   Victory
                                                       Funds and SBSF Funds.

Dr. H. Patrick Swygert, 52
Howard University
2400 6th Street, N.W.
Suite 320
Washington, D.C. ___           Trustee                 Currently President, Howard University; Trustee, The
                                                       Victory Funds; formerly President, State University of New
                                                       York at Albany; formerly, Executive Vice President,
                                                       Temple University.

------------
* Mr. Wilson is deemed to be an "interested person" of The Victory Portfolios under the 1940 Act solely by reason of his position as President.

         The Board presently has an Investment Policy Committee and a Business, Legal, and Audit Committee. The members of the Investment Policy Committee are Messrs. Morrissey, Brown and Landgraf (Chairman), who will serve until May 1996. The function of the Investment Policy Committee is to review the existing investment policies of the Victory Portfolios, including the levels of risk and types of funds available to shareholders, and make recommendations to the Board of Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Victory Portfolios' shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell and Gazelle who will serve until May 1996. The function of the Business, Legal and Audit Committee is to recommend independent auditors and monitor accounting and financial matters; to nominate persons to serve as disinterested Trustees and Trustees to serve on committees of the Board; and to review compliance and contract matters.

         The Investment Policy Committee met four times during the current fiscal year commencing November 1, 1994. The Business, Legal and Audit Committee was constituted on May 24, 1995 (and has met once since then) and replaced the Audit Committee, the Legal Committee and the Nominating Committee, which met three times, one time and one time, respectively, during the current fiscal year prior to May 31, 1995.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

         Effective June 1, 1995, each Trustee (other than Leigh A. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Victory Portfolios, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting).

         Effective June 1, 1995, Leigh A. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the Funds of the Victory Portfolios, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting).

         The following tables indicate the compensation received by each Trustee during the fiscal year of the Funds which ended on October 31, 1995:


                                                The Victory   The Victory                            The Victory       The Victory
                              The Victory       Diversified   Government          The Victory        Intermediate     International
                           Balanced Fund1/       Stock Fund  Mortgage Fund1/      Growth Fund2/      Income Fund      Growth Fund2/
                           ---------------       ----------  ---------------      -------------      -----------      -------------
Robert G. Brown,
    Trustee ........            $1,178.91         $2,331.48         $1,126.45         $1,168.23           $980.48           $880.52

Edward P. Campbell,
  Trustee ..........             1,539.75          2,009.87          1,174.17            740.45            841.67            670.63

Harry Gazelle,
  Trustee ..........               974.79          1,929.86            919.93            987.41            809.59            735.72

John W. Kemper,
  Trustee* .........               541.57          1,060.05            589.95            843.06            458.81            506.60

Thomas F. Morrissey,
  Trustee ..........             1,539.75          2,009.87          1,174.17          1,151.74            841.67            802.87

Stanley I. Landgraf,
  Trustee ..........             1,014.75          2,009.87            949.17            842.51            841.67            708.01

Leigh A. Wilson,
  Trustee ..........             1,112.55          2,206.35          1,021.27          1,213.17            920.59            865.44

H. Patrick Swygert,
  Trustee ..........             1,014.75          2,009.87            949.17          1,151.74            841.67            802.87

John Buckingham,*
  Trustee ..........               541.57          1,060.05            589.95            226.15            458.81            409.93

John R. Young,*
  Trustee ..........               577.04          1,132.82            621.95            750.08            488.98            494.95

*Resigned

------------------------------------------------


1/ For certain Trustees, these amounts include payments made by the Society Collective Investment Retirement Funds, which were reorganized into these Funds as of December 19, 1994.

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                             The Victory     The Victory         The Victory       The Victory      The Victory       The Victory
                      Investment Quality     Limited Term      Ohio Municipal    Ohio Regional   Prime Obligations       Special
                            Bond Fund2/      Income Fund2/         Bond Fund        Stock Fund           Fund           Value Fund
                            -------------    -------------         -----------      ------------       ---------         ----------
Robert G. Brown,
  Trustee ..........            $1,052.54         $1,155.92           $443.98           $271.80         $4,747.58         $1,091.75

Edward P. Campbell,
  Trustee ..........               776.01            922.20            376.72            231.79          3,921.95            942.58

Harry Gazelle,
  Trustee ..........               876.72            969.26            364.09            223.52          3,832.26            904.37

John W. Kemper,*
  Trustee ..........               644.08            581.73            223.59            133.11          2,818.92            489.58

Thomas F. Morrissey,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

Stanley I. Landgraf,
   Trustee .........               827.74            960.31            376.72            231.79          3,921.95            942.58

Leigh A. Wilson,
  Trustee ..........             1,033.38          1,143.77            407.85            252.05          4,143.70          1,036.09

H. Patrick Swygert,
  Trustee ..........               966.09          1,045.87            376.72            231.79          3,921.95            942.58

John D. Buckingham,*
  Trustee ..........               504.76            495.35            223.59            133.11          2,818.92            489.58

John R. Young,*
  Trustee ..........               619.72            590.17            236.57            140.98          2,915.30            523.93

*  Resigned

------------------------------------------------

2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

                     The Victory                                                                    The Victory      Victory
                      Tax-Free   The Victory U.S.                                   The Victory    Institutional      Stock
                       Money         Government       The Victory   The Victory      Government        Money          Index
                    Market Fund   Obligations Fund2/  Value Fund2/ Fund for Income3/ Bond Fund3/    Market Fund3/     Fund
                     -----------  ------------------  ------------ ----------------- -----------   -------------      ----

Robert G. Brown,
  Trustee ..........   $   1,781.03   $   5,774.42   $   1,842.48   $     217.14   $     773.66   $   3,820.17      $  797.69

Edward P. Campbell,
  Trustee ..........       1,523.27       4,324.24       1,581.23         114.18         389.76       2,204.64         689.90

Harry Gazelle,
  Trustee ..........       1,467.67       4,922.46       1,522.01         189.79         675.74       3,425.47         661.40

John W. Kemper,*
  Trustee ..........         853.51       3,098.06         841.91         161.55         624.83       2,554.32         356.16

Thomas F. Morrissey,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

Stanley I. Landgraf,
  Trustee ..........       1,523.57       4,828.66       1,580.86         157.16         535.10       2,927.66         689.90

Leigh A. Wilson,
  Trustee ..........       1,661.60       5,902.24       1,732.57         248.70         874.92       4,397.12         759.38

H. Patrick Swygert,
  Trustee ..........       1,523.57       5,336.76       1,583.17         228.46         819.94       4,004.82         689.90

John D. Buckingham,*
  Trustee ..........         853.51       2,478.65         840.54          82.92         318.60       1,333.87         356.16

John R. Young,*
  Trustee ..........         900.37       3,074.28         899.81         140.67         535.81       2,223.97         379.85

*           Resigned

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's successor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                                    The Victory
                             The Victory       The Victory     The Victory Ohio     The Victory      Financial
                         National Municipal       New York      Municipal Money   Special Growth      Reserves
                            Bond Fund3/        Tax-Free Fund3/    Market Fund3/      ____Fund2/       Funds 3/
Robert G. Brown,
  Trustee ..........               $39.89           $141.29         $2,962.00           $401.99        $4,834.58

Edward P. Campbell,
  Trustee ..........                26.78             76.45          4,899.18            272.35          3,549.91

Harry Gazelle,
  Trustee...........                37.48            123.38          3,548.52            341.34          5,474.20

John W. Kemper,*
  Trustee ..........                18.20            100.45          1,893.61            260.65          2,913.01

Thomas F. Morrissey,
  Trustee ..........                40.09            148.08          5,602.37            388.49          4,996.26

Stanley I. Landgraf,
  Trustee ..........                38.83            104.47          3,183.11            307.57          5,112.02

Leigh A. Wilson,
  Trustee ..........                49.44            162.90          3,424.84            417.32          5,729.73

H. Patrick Swygert,
  Trustee ..........                40.09            148.08          3,102.37            388.49          4,996.26

John D. Buckingham,*
  Trustee ..........                13.33             51.65          1,784.96            177.06          2,598.87

John R. Young,*
  Trustee ..........                18.91             88.31          1,661.29            238.89          2,709.16

------------------------------------------------


2/ For certain Trustees, these amounts include amounts paid by a Portfolio of The Victory Funds which merged into this Fund as of June 5, 1995.

3/ For certain Trustees, these amounts include amounts paid by this Fund's predecessor, a Portfolio of The Victory Funds, which was reorganized as the Fund as of June 5, 1995.

                                                                                       Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81

*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective Investment Retirement Funds, which were reorganized into the Balanced Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund Complex."



                                                                                      Total Compensation
                            Pension or Retirement Benefits      Estimated Annual          from Victory
                             Accrued as Portfolio Expenses          Benefits             "Fund Complex"
                                                                 Upon Retirement              4/

Robert G. Brown, Trustee          -0-                               -0-                       $39,815.98

Edward P. Campbell, Trustee       -0-                               -0-                        33,799.68

Harry Gazelle, Trustee            -0-                               -0-                        35,916.98

John W. Kemper, Trustee*          -0-                               -0-                        22,567.31

Thomas F. Morrissey, Trustee      -0-                               -0-                        40,366.98

Stanley I. Landgraf, Trustee      -0-                               -0-                        34,615.98

Leigh A. Wilson, Trustee          -0-                               -0-                        46,716.97

H. Patrick Swygert, Trustee       -0-                               -0-                        37,116.98

John D. Buckingham, Trustee       -0-                               -0-                        18,841.89

John R. Young, Trustee*           -0-                               -0-                        21,963.81


*        Resigned

------------------------------------


4/ For certain Trustees, these amounts include compensation received from The Victory Funds (which were reorganized into the Current Company as of June 5, 1995), the SBSF Funds (the investment adviser of which was acquired by KeyCorp effective April, 1995) and Society's Collective
         Investment  Retirement Funds,  which were reorganized into the Balanced
         Fund and Government Mortgage Fund as of December 19, 1994. There are presently 24 mutual funds from which the above-named Trustees are compensated in the Victory "Fund Complex," but not all of the above-named Trustees serve on the boards of each fund in the "Fund
         Complex."



Officers

                  The officers of the Victory Portfolios, their addresses, ages and principal occupations during the past five years are as follows:

                                        Position with the                     Principal occupation
   Name                                 Victory Portfolios                    during past 5 years
Leigh A. Wilson, 51                  President and Trustee              From 1989 to present, Chairman and
                                                                        Chief Executive Officer, Glenleigh
                                                                        International Limited; from 1984-1989,
                                                                        Chief Executive Officer, Paribas North
                                                                        America and Paribas Corporation; Trustee
                                                                        to The Victory Funds and SBSF Funds.

William B. Blundin, 57               Vice President                     Senior Vice President of BISYS Fund
                                                                        Services; officer of other investment
                                                                        companies administered by BISYS Fund
                                                                        Services; President and Chief Executive
                                                                        Officer of Vista Broker-Dealer Services,
                                                                        Inc., Emerald Asset Management, Inc. and
                                                                        BNY Hamilton Distributors, Inc.,
                                                                        registered broker/dealers.





J. David Huber, 49                   Vice President                     Executive Vice President, BISYS Fund
                                                                        Services.

Scott A. Englehart, 33               Secretary                          From October 1990 to present, employee
                                                                        of BISYS Fund Services, Inc.; from 1985
                                                                        to October 1990, Manager of Banking
                                                                        Center, Fifth Third Bank.

George O. Martinez, 36               Assistant Secretary                From March 1995 to present, Senior Vice
                                                                        President and Director of Legal and
                                                                        Compliance Services, BISYS Fund
                                                                        Services; from June 1989-March 1995,
                                                                        Vice President and Associate General
                                                                        Counsel, Alliance Capital Management.

Martin R. Dean, 31                   Treasurer                          From May 1994 to present, employee of
                                                                        BISYS Fund Services; from January 1987
                                                                        - April 1994, Senior Manager, KPMG
                                                                        Peat Marwick.

Adrian J. Waters, 32                 Assistant Treasurer                From May 1993 to present, employee of
                                                                        BISYS Fund Services; from 1989-May
                                                                        1993, Manager, Price Waterhouse.

         The mailing address of each of the officers of the Victory Portfolios is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

         The officers of the Victory Portfolios receive no compensation directly from the Victory Portfolios for performing the duties of their offices. BISYS Fund Services, Inc. receives fees from the Victory Portfolios for acting as Administrator.

         As of January 1, 1996, the Trustees and officers as a group owned beneficially less than 1% of the Fund.

Investment Adviser and Sub-Adviser


         KeyCorp Mutual Fund Advisers, Inc. was organized as an Ohio corporation on July 27, 1995 and is registered as an investment adviser under the 1940 Act. It is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly-owned subsidiary of Society National Bank, a wholly-owned subsidiary of KeyCorp . Affiliates of Key Advisers manage approximately $37 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

         KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of June 30, 1995, KeyCorp had an asset base of $67.5 billion, with banking offices in 25 states from Maine to Alaska, and trust and investment offices in 16 states. KeyCorp is the resulting entity of a merger between Society Corporation, the bank holding company of which Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company, which merger was consummated during the first quarter of 1994. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and mortgage leasing companies. Society National Bank is the lead affiliate bank of KeyCorp.

The following schedule lists the advisory fees for each mutual fund that is advised by Key Advisers.

         .25 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Institutional Money Market Fund

         .35 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Prime Obligations Fund
                  Victory U.S. Government Obligations Fund
                  Victory Tax-Free Money Market Fund

         .50 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Money Market Fund
                  Victory Limited Term Income Fund
                  Victory Government Mortgage Fund
                  Victory Financial Reserves Fund
                  Victory Fund for Income #

         .55 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory National Municipal Bond Fund
                  Victory Government Bond Fund
                  Victory New York Tax-Free Fund

         .60 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Ohio Municipal Bond Fund
                  Victory Stock Index Fund

         .65 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Diversified Stock Fund

         .75 OF 1% OF AVERAGE DAILY NET ASSETS
                  Victory Intermediate Income Fund
                  Victory Investment Quality Bond Fund
                  Victory Ohio Regional Stock Fund

         1% OF AVERAGE DAILY NET ASSETS
                  Victory  Balanced Fund
                  Victory Value Fund
                  Victory Growth Fund
                  Victory Special Value Fund
                  Victory Special Growth Fund+/-

         1.10% OF AVERAGE DAILY ASSETS
                  Victory International Growth Fund


         #        First   Albany   Asset   Management   Corporation   serves  as
                  sub-adviser to the Victory Fund for Income, for which it receives .20% paid by Key Advisers.

         +/- T. Rowe Price Associates, Inc. serves as sub-adviser to Society Special Growth Fund, for which it receives .25% of average daily net assets up to $100 million and .20% of average daily net assets in excess of $100 million paid by Key Advisers.

                          ADVISORY AND OTHER CONTRACTS

         Unless sooner terminated, the Investment Advisory Agreement between Key Advisers and the Funds provides that it will continue in effect as to a particular Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of such Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectuses), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of that Fund, or by Key Advisers. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Key Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Victory Portfolios in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Key Advisers in the performance of its duties, or from reckless disregard by it of either duties and obligations thereunder.

         Under the Investment Advisory Agreement, Key Advisers has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays Key Advisers a fee, computed daily and paid monthly, at the annual rate of thirty-five one-hundredths of one percent (.35%) of the average daily net assets of the Fund.

         Prior to January, 1993, Society National Bank served as investment adviser to the Fund. From January, 1993 to , 1995, Society Asset Management, Inc. served as investment adviser to the Fund. For the fiscal years ended October 31, 1992, 1993 and 1994 the Fund paid investment advisory fees of $1,752,467, $1,787,412 and $1,614,950, respectively. For the six month period ended April 30, 1995, the Fund paid investment advisory fees of $___________.

         Under an investment advisory agreement between the Victory Portfolios, on behalf of the Fund, and Key Advisers, Key Advisers may delegate a portion of its responsibilities to a subadviser. In addition, the investment advisory agreement provides that Key Advisers may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Key Advisers.

         Key Advisers has entered into an investment sub-advisory agreement with its affiliate, Society Asset Management, Inc. on behalf of each of the Victory Portfolios except Fund for Income and Special Growth Fund. The Sub-Adviser is a wholly-owned subsidiary of KeyCorp Asset Management Holdings, Inc. With respect to the day to day management of the Fund, under the sub-advisory agreement, the Sub-Adviser makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating tosuch purchases and sales. The Sub-Adviser may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of KeyCorp; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the Sub-Adviser. This arrangement will not result in the payment of additional fees by the Fund. For its services under the investment sub-advisory agreement, Key Advisers pays the Sub-Adviser sub-advisory fees at rates (based on an annual percentage of average daily net assets) which vary according to the schedule below:


For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                           Rate of                             Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.65%        Up to $10,000,000       0.90%
Next $15,000,000           0.50%        Next $15,000,000        0.70%
Next $25,000,000           0.40%        Next $25,000,000        0.55%
Above $50,000,000          0.35%        Above $50,000,000       0.45%

For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                               Rate of
                        Sub-Advisory                         Sub-Advisory
    Net Assets              Fee*           Net Assets            Fee*

Up to $10,000,000          0.40%        Up to $10,000,000        0.25%
Next $15,000,000           0.30%        Next $15,000,000         0.20%
Next $25,000,000           0.25%        Next $25,000,000         0.15%
Above $50,000,000          0.20%        Above $50,000,000        0.125%

--------------------

* As a percentage of average daily net assets. Note, however, that the Sub-Adviser shall have the right, but not the obligation, to voluntarily waive any portion of the sub-advisory fee from time to time. Any such voluntary waiver will be irrevocable and determined in advance of rendering sub-investment advisory services by the Sub-Adviser, and shall be in writing and signed by the parties hereto.


Glass-Steagall Act

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         Key Advisers and the Sub-Adviser believe that they may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios without violation of applicable statutes and regulations and has so represented in its Investment Advisory (Sub-Advisory) Agreement with the Victory Portfolios. Key Trust Company of Ohio, N. A. believes that it may perform the services for the Victory Portfolios contemplated by the Prospectus, this Statement of Additional Information, and the Shareholder Servicing Agreement with the Victory Portfolios (as described below) without violation of applicable statutes and regulations and has so represented in such Shareholder Servicing Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser from continuing to perform such services for the Victory Portfolios. Depending upon the nature of any changes in the services which could be provided by Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser the Trustees of the Victory Portfolios would review the Victory Portfolios' relationship with Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Key Trust Company of Ohio, N. A., Key Advisers or the Sub-Adviser and its affiliated and correspondent banks and other non-bank affiliates in connection with customer purchases of shares of the Victory Portfolios, the banks and such non-bank affiliates might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Victory Portfolios' method of operations would affect its net asset value per share or result in financial losses to any customer.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Fund may include descriptions of Key Trust Company of Ohio, N. A., Key Advisers and the Sub-Adviser including, but not limited to, (i) descriptions of the operations of Key Trust Company of Ohio, N. A., Key Advisers and the SubAdviser; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the operations of Key Trust Company of Ohio, N. A., Key Advisers and the Sub-Adviser.


Portfolio Transactions


         Pursuant to the Investment Advisory (Sub-Advisory) Agreement, Key Advisers or the Sub-Adviser determines, subject to the general supervision of the Trustees of the Victory Portfolios, and in accordance with each fund's investment objective and restrictions, which securities are to be purchased and sold by a fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters and/or broker/dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker/dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price. While Key Advisers and the Sub-Adviser generally seek competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by Key Advisers or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Key Advisers or the Sub-Adviser may receive orders for transactions by the Victory Portfolios. Information so received is in addition to and not in lieu of services required to be performed by Key Advisers or the Sub-Adviser and does not reduce the advisory (sub-advisory) fees payable to Key Advisers or the Sub-Adviser by the Victory Portfolios. Such information may be useful to Key Advisers or the Sub-Adviser in serving both the Victory Portfolios and other clients and, conversely, supplemental information obtained by the placement of business or other clients may be useful to Key Advisers or the Sub-Adviser in carrying out its obligations to the Victory Portfolios. In the future, the Trustees may also authorize the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions. In such event, the Trustees will adopt procedures incorporating the standards of Rule 17e-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), which require that the commission paid to affiliated broker- dealers must be "reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." At times, the Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         The Victory Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its affiliates, Concord Holding Corporation, Victory Broker-Dealer Services, Inc. or their affiliates, and will not give preference to Key Trust Company of Ohio, N.A.'s correspondent banks or affiliates, or Concord Holding Corporation or Victory Broker-Dealer Services, Inc. with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each fund are made independently from those for the other funds or any other investment company or account managed by Key Advisers or the Sub-Adviser. Any such other investment company or account may also invest in the same securities as a particular fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Key Advisers or the SubAdviser believes to be equitable to a fund or the Victory Portfolios and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtained by a fund. To the extent permitted by law, Key Advisers or the Sub-Adviser may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for the other funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory (Sub-Advisory) Agreement, in making investment recommendations for the Victory Portfolios, Key Advisers and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of Key Advisers or the Sub-Adviser, their parents or subsidiaries or affiliates and, in dealing with their commercial customers, Key Advisers or the Sub-Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Victory Portfolios.

Administrator

         Currently, Concord Holding Corporation ("CHC") serves as general manager and administrator (the "Administrator") to the Fund. Prior to CHC becoming administrator to the Fund, The Winsbury Company ("Winsbury") served as administrator. The Administrator assists in supervising all operations of each fund (other than those performed by Key Advisers or the Sub-Adviser under the Investment Advisory (Sub-Advisory) Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         CHC receives a fee from each fund for its services as Administrator and expenses assumed pursuant to the Administration Agreements, calculated daily and paid monthly, at the annual rate of fifteen one hundredths of one percent (.15%) of each fund's average daily net assets. CHC may periodically waive all or a portion of its fee with respect to any fund in order to increase the net income of one or more funds of the Victory Portfolios available for distribution as dividends.

         Unless sooner terminated, the Administration Agreement will continue in effect as to the Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Victory Portfolios' Trustees or by vote of a majority of the outstanding shares of that Fund , and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

         The Administration Agreement provides that CHC shall not be liable for any error of judgment or mistake of law or any loss suffered by the Victory Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

         Under the Administration Agreement, CHC assists in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the
Administration Agreement, CHC may delegate all or any part of its responsibilities thereunder.

         CHC receives an annual fee of .15% of the Fund's average net assets, paid monthly, for services performed under the Fund's Administration Agreement. CHC may, from time to time, agree to reimburse the Fund for expenses above a specified percentage of average net assets.

         Victory Broker-Dealer Services, Inc. sells shares of the Fund as agent on behalf of the Victory Portfolios at no cost to the Fund. Key Advisers and the Sub-Adviser neither participate in nor are they responsible for the underwriting of Victory Portfolios shares.

         In the fiscal years ended October 31, 1992, October 31, 1993 and October 31, 1994, the Funds paid to Winsbury aggregate administration fees of $751,057, $766,034 and $679,754, respectively, for the U.S. Government Obligations Fund, after fee reductions of $0, $1,662 and $12,368, respectively. In the six month period ended April 30, 1995, the Fund paid administration fees of $___________.

Business Management Agreement

         In connection with its obligations under the investment sub-advisory agreement, the Sub-Adviser has entered into a Business Management Agreement with Key Advisers, pursuant to which Key Advisers provides certain administrative and support services to the Sub-Adviser. Such services include preparing reports to the Company's Board of Trustees, recordkeeping services, and services rendered in connection with the preparation of regulatory filings and other reports, and regulatory and other administrative and compliance systems and support services.

         For such services, the Sub-Adviser pays fees to Key Advisers which vary according to a sliding scale containing "breakpoints" at which decreases in the business management fees correspond to increases in the average daily net asset values of a Fund as follows:

For the Balanced Fund, Diversified      For the International Growth Fund, Ohio
Stock Fund, Growth Fund, Stock Index    Regional Stock Fund and Special Value
Fund and Value Fund:                    Fund:
                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.30%        Up to $10,000,000       0.55%
Next $15,000,000           0.15%        Next $15,000,000        0.35%
Next $25,000,000           0.05%        Next $25,000,000        0.20%
Above $50,000,000          0.00%        Above $50,000,000       0.15%



For the Intermediate Income Fund,      For the Prime Obligations Fund, Tax-Free
Investment Quality Bond Fund, Limited  Money Market Fund, U.S. Government
Term Income Fund, Ohio Municipal Bond Obligations Fund, Financial Reserves Fund, Goverment Bond Fund, Government Fund, Institutional Money Market Fund and
Mortgage Fund, National Municipal      Ohio Municipal Money Market Fund:
Bond Fund and New York Tax-Free Fund:

                          Rate of                             Rate of
                         Business                             Business
    Net Assets        Management Fee*        Net Assets     Management Fee*

Up to $10,000,000          0.25%        Up to $10,000,000       0.20%
Next $15,000,000           0.15%        Next $15,000,000        0.15%
Next $25,000,000           0.10%        Next $25,000,000        0.10%
Above $50,000,000          0.05%        Above $50,000,000       0.075%


--------------------

*        As a percentage of average daily net assets.


Shareholder Servicing  Plan

The Victory Portfolios, on behalf of the Service Shares class of the Fund, has adopted a Shareholder Servicing Plan to provide payments to shareholder servicing agents (each a "Shareholder Servicing Agent") that provide administrative support services to customers who may from time to time beneficially own shares, which include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Victory Portfolios on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customer inquiries concerning their investment in shares; (vii) providing subaccounting with respect to shares beneficially owned by customers or providing the information to us necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding this Plan; and (x) providing such other similar services as we may reasonably request to the extent you are permitted to do so under applicable statutes, rules or regulations. For expenses incurred and services provided as Shareholder Servicing Agent pursuant to its respective Shareholder Servicing Agreement, the Victory Portfolios pays each Shareholder Servicing Agent a fee computed daily and paid monthly, in amounts aggregating not more than twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Fund per year. A Shareholder Servicing Agent may periodically waive all or a portion of its respective shareholder servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.


Expenses


         Each fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees of the Trustees of the Victory Portfolios, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the fund's operation.

         If total expenses borne by any of the Victory Portfolios in any fiscal year exceeds expense limitations imposed by applicable state securities regulations, Key Advisers or the Sub-Adviser as applicable, and the Administrator will waive their fees to the extent such excess expenses exceed such expense limitations in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to the Victory Portfolios limits each fund's aggregate annual expenses, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2.5% of the first $30 million of a fund's average net assets, 2.0% of the next $70 million of a fund's average net assets, and 1.5% of a Fund's remaining average net assets. Any expenses to be borne by Key Advisers or the Sub-Adviser or the Administrator will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, Key Trust Company of Ohio, N.A. or its correspondents, affiliated banks and other non-bank affiliates for cash management services are not fund expenses for purposes of any such expense limitation.


Distributor


         Victory Broker-Dealer Services, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of each fund of the Victory Portfolios pursuant to a Distribution Agreement. Prior to Victory BrokerDealer Services, Inc. becoming the Distributor, Winsbury served as distributor of each Fund. Unless otherwise terminated, the Distribution Agreement will remain in effect for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (i) by the Victory Portfolios' Trustees or by the vote of a majority of the outstanding shares of the Victory Portfolios, and (ii) by the vote of a majority of the Trustees of the Victory Portfolios who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of its assignment, as defined in the 1940 Act. For the Victory Portfolios' fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, Winsbury received $34,615, $77,258 and $212,021, respectively, in underwriting commissions, and retained $0, $0 and $15, respectively. For the six months ended April 30, 1995, the Distributor received $_________ in underwriting commissions.


Fund Accountant


         BISYS Fund Services Ohio, Inc. serves as fund accountant for each fund pursuant to a fund accounting agreement with the Victory Portfolios dated June 5, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Victory Portfolios, BISYS Fund Services Ohio, Inc. calculates the Victory Portfolios' net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS Fund Services Ohio, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Victory Portfolios, BISYS Fund Services Ohio, Inc. is entitled to receive annual fees of .03% of the first $100 million of a Fund's daily average net assets, .02% of the next $100 million of a Fund's daily average net assets, and .01% of a Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable Fund, $2,917 per tax-free Fund, and $3,333 per international Fund and do not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class .


         In the fiscal years ended October 31, 1992, October 31, 1993, and October 31, 1994, the Victory Portfolios paid The Winsbury Service Corporation fund accounting fees (after fee waivers) of $300,422.83, $306,082.43 and $276,849, respectively, for the Fund. For the six months ended April 30, 1995, the Fund paid $_________ in fund accounting fees.


Custodian


         Cash and securities owned by each fund of the Victory Portfolios (except the International Growth Fund) are held by Key Trust Company of Ohio, N.A. as custodian; cash and securities owned by the International Growth Fund are held by The Bank of New York and certain foreign sub -custodians, and by Key Trust Company of Ohio, N.A. as sub-custodian. Key Trust Company of Ohio, N.A. serves as custodian to each fund of the Victory Portfolios (except the International Growth Fund) pursuant to a Custodian Agreement dated May 24, 1995. The Bank of New York serves as custodian to the International Growth Fund pursuant to a Custodian Agreement dated . Under these Agreements, Key Trust Company of Ohio, N.A. and The Bank of New York each (i) maintain a separate account or accounts in the name of each respective fund; (ii) make receipts and disbursements of money on behalf of each fund; (iii) collect and receive all income and other payments and distributions on account of portfolio securities;
(iv) respond to correspondence from security brokers and others relating to its duties; and (v) make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. Key Trust Company of Ohio, N.A. and The Bank of New York each may, with the approval of a fund and at the custodian's own expense, open and maintain a subcustody account or accounts on behalf of a fund, provided that Key Trust Company of Ohio, N.A. or The Bank of New York shall remain liable for the performance of all of its duties under its respective Custodian Agreement.


Transfer Agent


         The Primary Funds Service Corporation serves as transfer agent and dividend disbursing agent for each fund, pursuant to a Transfer Agency and Shareholder Servicing Agreement. Under its agreement with the Victory Portfolios, Primary Funds Service Corporation has agreed (i) to issue and redeem shares of the Victory Portfolios; (ii) to address and mail all communications by the Victory Portfolios to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) to respond to correspondence or inquiries by shareholders and others relating to its duties; (iv) to maintain shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Victory Portfolios' Trustees concerning the Victory Portfolios' operations. For the services provided under the Transfer Agency and Shareholder Servicing Agreement, Primary Funds Service Corporation receives a maximum monthly fee of $1,250 per fund to a maximum of $3.50 per account per fund.


Auditors


         The financial highlights appearing in the Prospectus for the Fund, other than unaudited information marked as such, has been derived from financial statements of the Victory Portfolios which have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report incorporated by reference herein, and are incorporated by reference in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.



Legal Counsel

         Kramer, Levin, Naftalis, Nessen, Kamin & Frankel, 919 Third Avenue, New York, New York 10022 are counsel to the Victory Portfolios.

                                              ADDITIONAL INFORMATION

Description of Shares


          The Victory Portfolios (sometimes referred to as the "Trust") is a Massachusetts business trust. The Victory Portfolios' Declaration of Trust, pursuant to which the Victory Portfolios was originally called the North Third Street Fund, was filed with the Secretary of State of the Commonwealth of Massachusetts on February 6, 1986. On September 22, 1986, an Amended and Restated Declaration of Trust was filed to change the name of the Trust to The Emblem Fund and to make certain other changes. A second amendment was filed October 23, 1986 providing for voting of shares in the aggregate except where voting of shares by series is otherwise required by law. An amendment to the Amended and Restated Declaration of Trust was filed on March 15, 1993 to change the name of the Trust to The Society Funds. An Amended and Restated Declaration of Trust was then filed on September 2, 1994 to change the name of the Trust to The Victory Portfolios. The Declaration of Trust, as amended, authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. On or about February 29, 1996, contingent upon shareholder approval, the Victory Portfolios will convert from a Massachusetts business trust to a Delaware business trust. The Victory Portfolios presently has twenty- eight series of shares, which represent interests in the U.S. Government Obligations Fund, the Prime Obligations Fund, the Tax-Free Money Market Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, the International Growth Fund, the Limited Term Income Fund, the Government Mortgage Fund, the Ohio Municipal Bond Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Florida Tax-Free Bond Fund, the Municipal Bond Fund, the Convertible Securities Fund, the Short-Term U.S. Government Income Fund, the Government Bond Fund, the Fund for Income, the National Municipal Bond Fund, the New York Tax-Free Fund, the Institutional Money Market Fund, the Financial Reserves Fund and the Ohio Municipal Money Market Fund, respectively. The Victory Portfolios' Declaration of Trust authorizes the Trustees to divide or redivide any unissued shares of the Victory Portfolios into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Victory Portfolios' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Victory Portfolios, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.


         As described in the Prospectus under the caption "ADDITIONAL INFORMATION -- Voting Rights," shares of the Victory Portfolios are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Victory Portfolios and filed with the Victory Portfolios' custodian or by a vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Victory Portfolios will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).
Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Victory Portfolios shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Victory Portfolios affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Victory Portfolios voting without regard to series.

Shareholder and Trustee Liability

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Victory Portfolios' Declaration of Trust provides that shareholders shall not be subject to any personal liability for the obligations of the Victory Portfolios, and that every written agreement, obligation, instrument, or undertaking made by the Victory Portfolios shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Victory Portfolios shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Victory Portfolios, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Victory Portfolios shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Victory Portfolios' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Victory Portfolios shall look solely to the assets of the Victory Portfolios for payment.


Delaware Law [to be inserted]


Calculation of Performance Data


         Based on the seven-day period ended October 31, 1994 (the "base period"), the yield and effective yield was 4.09% and 4.17%, respectively for Institutional Shares of the Fund.

Performance information showing a fund's total return may be presented, from time to time, in advertising and sales literature

         For the one year period ended October 31, 1994, the average annual total return of Institutional Shares of the Fund was 3.30%. The average annual total return for Institutional Shares of the Fund for the five year period ended October 31, 1994 was 4.69%.

The average annual return for Institutional Shares of the Fund from commencement of operations (November 18, 1986) through October 31, 1994 was 5.51%.

The Fund's average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. This figure is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

         Current yields will fluctuate, from time to time, and are not necessarily representative of future results. Accordingly, the Fund's yield may not provide a basis for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield is a function of the portfolio's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Key Advisers, the Sub-Adviser, their correspondents, affiliated banks and other non-bank affiliates for cash management services will reduce the Fund's effective yield to customers.

         From time to time, performance information for the Fund showing the Fund's average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and in reports to shareholders. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated over a stated period. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period (as adjusted for sales charges, if any) to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), and then annualizing that figure. Average annual total return is a hypothetical return, and is generally not the same as actual annual total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period.

         Investors may also judge, and the Victory Portfolios may at times advertise, the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: IBC/Donoghue's Money Fund Reports, Ibbotson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today. In addition to yield information, general information about the Victory Portfolios that appear in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.


         From time to time, the Victory Portfolios may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends;
(3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more funds of the Victory Portfolios; (5) descriptions of investment strategies for one or more of such funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Victory Portfolios; (7) comparisons of investment products (including the Victory Portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by NRSROs.


         Yield and performance are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields and performance will fluctuate and are not necessarily representative of future results. Any fees charged by Key Advisers, the Sub-Adviser or other service providers with respect to customer accounts for investing in the Victory Portfolios will not be reflected in performance calculations.


Miscellaneous


         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a fund" means the consideration received by the Victory Portfolios upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Victory Portfolios, which general liabilities and expenses are not readily identified as belonging to a particular fund that are allocated to that fund by the Victory Portfolios' Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Victory Portfolios will be the relative net asset value of the respective fund at the time of allocation. Assets belonging to a particular fund are charged with the direct liabilities and expenses in respect of that fund, and with a share of the general liabilities and expenses of each of the funds not readily identified as belonging to a particular fund but that are allocated to a fund in proportion to the relative net asset values of the respective fund of the Victory Portfolios at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Victory Portfolios to a particular fund will be determined by the Trustees of the Victory Portfolios and will be in accordance with generally accepted accounting principles. Determinations by the Trustees of the Victory Portfolios as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

         As used in the Prospectus and in this Statement of Additional Information, a "vote of a majority of the out standing shares" of the Victory Portfolios or a particular fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Victory Portfolios or such fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Victory Portfolios or such fund are represented in person or by proxy, or (b) more than 50% of the outstanding votes of shareholders of the Victory Portfolios or such fund.


         Organizational expenses are allocated to each of the Victory Portfolios and are amortized over a period of two years from the commencement of the public offering of shares of the Victory Portfolios.


         As of January 1, 1996, the Trustees and officers of the Victory Portfolios, as a group, owned less than one percent of the shares of the Fund. As of that date, the Fund believes that Society National Bank was the shareholder of record of _____% of the shares of the Fund.



As of January 1, 1996, National Financial Services Corp.,
 For the Benefit of our Customers, One World Financial Center, 200 Liberty St., 4th Floor, New York, NY 10281-0000 owned beneficially ______________ shares
 (____%) of the Fund.

         Individual Trustees are elected by the shareholders and, subject to removal by the vote of the holders of two-thirds of the outstanding shares of the Victory Portfolios, serve for a term lasting until the next meeting of shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares then outstanding cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by shareholders voting not less than two-thirds of the shares then outstanding.


         The Victory Portfolios is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Victory Portfolios.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         The 1994 Annual Report and 1995 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1994 and for the semi-annual period ended April 30, 1995. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety in reliance upon such report of Coopers & Lybrand L.L.P. and on the authority of such firm as experts in auditing and accounting.

                          INDEPENDENT AUDITOR'S REPORT

                              FINANCIAL STATEMENTS

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by KeyCorp Advisers or Society with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"),Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc.(collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by Key Advisers or the Sub-Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


         Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         Description of the three highest long-term debt ratings by Duff:

         AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+.     High credit quality Protection factors are strong.

         AA.      Risk is modest but may vary slightly from time to time

         AA-.     because of economic conditions.

         A+.      Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         IBCA's description of its three highest long-term debt ratings:

         AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

         Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Fitch's description of its four highest short-term debt ratings:

         F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2.  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
         satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         IBCA's description of its three highest short-term debt ratings:

         A+. Obligations supported by the highest capacity for timely repayment.

         A1. Obligations supported by a very strong capacity for timely repayment.

         A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2.   This  designation  denotes  high  quality.  Margins  of
         protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:
         SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2.  Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4.  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                                    [LOGO]

                              THE VICTORY FUNDS





                                 SEMI-ANNUAL
                                    REPORT

                            ---------------------
                            THE VICTORY PORTFOLIOS


                                APRIL 30, 1995

C      O      N      T      E      N      T      S


Shareholder Letter                           1
Investment Review and Outlook                2

        FINANCIAL STATEMENTS
        --------------------
Understanding Your Financial Statements      3
Statements of Assets and Liabilities         5
Statements of Operations                    10
Statements of Changes in Net Assets         15
Schedules of Portfolio Investments          22
Notes to Financial Statements               73
Financial Highlights                        83



Society Asset Management, Inc. ("SAM"), a subsidiary of KeyCorp, is the investment adviser to The Victory Portfolios. The Victory Portfolios is sponsored and distributed by Victory Broker Dealer Services, Inc., which is not affiliated with SAM, KeyCorp, any KeyCorp bank or their affiliates. SAM and Society National Bank, also a subsidiary of KeyCorp, receive fees from The Victory Portfolios for their services.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Portfolios.

Yields will fluctuate, and there can be no assurance that the money market funds of The Victory Portfolios will be able to maintain a stable net asset value of $1.00 per share. An investment in these portfolios is neither insured nor guaranteed by the U.S. Government. The composition of the fund's holdings is subject to change.


--------------------------------------------------------------------------------
         NOT
        FDIC
       INSURED
--------------------------------------------------------------------------------
SHARES OF THE VICTORY PORTFOLIOS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY KEYCORP BANK, SOCIETY ASSET MANAGEMENT, INC., OR THEIR AFFILIATES, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

THE VICTORY

PORTFOLIOS



DEAR SHAREHOLDER:

The Victory Portfolios is pleased to provide you with this semi-annual report for the six-month period ended April 30, 1995. We are very proud to inform you that the Diversified Stock Fund, the Ohio Regional Stock Fund and the Fund for Income Portfolio all received 4 star ratings by Morningstar as of April 30, 1995.* For more information about your funds, rankings or for article reprints call 1-800-KEY-FUND (539-3863).

Last year, when we changed our name to The Victory Portfolios, we also added a number of convenient service and investment features. These initiatives marked the beginning of a broader plan to restructure and expand our products and services. Most recently, shareholders of The Victory Funds, an affiliated group of funds with 14 investment portfolios, approved a reorganization that took place on June 5, 1995. This date marked the final steps of a year-long process focused on streamlining our product offerings and increasing the efficiency of other services necessary to support the funds' operations. On June 5, The Victory Funds merged with The Victory Portfolios. Seven portfolios of our affiliate were merged with comparable investment portfolios, and seven new portfolios were added. In all, there are now 24 Victory Portfolios available to investors as part of the combined $5.1 billion complex.

I won't go into the enormous detail of this restructuring effort except to thank management, our service providers and our investment professionals for their support.

WOULDN'T IT BE NICE IF . . . (some summertime thoughts)

- the information superhighway actually cut our commute time

- major league baseball players had to get real jobs at real wages (at least for a while)

- the Paperwork Reduction Act actually resulted in less paperwork for America's businesses

Thank you for choosing to invest in The Victory Portfolios. Our goal is to become America's First Choice for Investors.


LEIGH A. WILSON

Leigh A. Wilson, President
THE VICTORY PORTFOLIOS

P.S. For more information about any of The Victory Portfolios, please request a prospectus by calling 1-800-KEY-FUND (539-3863). The prospectus contains more complete information, including charges and expenses. Read the prospectus carefully before you invest or send money.


*Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 1995. The ratings are subject to change every month. Star ratings are calculated from the fund's three- and five-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three- and five-year periods ended April 30, 1995, 1,190 and 891 equity funds, 561 and 372 fixed-income funds were rated. Diversified is rated 4 stars for the three- and five-year periods; Ohio Regional is rated 3 stars for the three-year period and 4 stars for the five-year period; and Fund for Income is rated 3 stars for the three-year period and 4 stars for the five-year period. Ten percent of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and 10% receive 1 star. Past performance is no guarantee of future results. These ratings do not include the effect of a sales charge. Fees have been waived for certain periods; without the effect of these waivers performance and ratings may have varied.

INVESTMENT

REVIEW

AND

OUTLOOK

(AS OF MAY 5, 1995)



IN OUR OPINION . . .

FROM 75 TO 45 (mph)

The widely predicted SOFT LANDING of the U.S. economy is not "on the way" . . . it's already "arrived." More and more fresh economic data depict an economy which, in recent months, has "slowed" from a "75 mile-per-hour" pace throughout 1994 (especially during the fourth quarter) to a more modest "speed" of roughly "45 miles per hour." This slowing appears to be very satisfying to the economy's primary "traffic cop" . . . the Federal Reserve.

The latest economic numbers describe an "economic vehicle" with the "brakes" now firmly applied. The May 3 release of the Index of Leading Economic Indicators for March recorded its largest decline in two years. February and March also registered as the largest back-to-back monthly declines since the summer of 1992. Equally exciting (only to economists) was a surprising 0.1% decline in factory orders during March, another sign of some "bad gas" in the "economic engine." In addition, factory inventories rose more than expected in March and were revised higher for February. This stronger inventory buildup suggests that the most recent U.S. Commerce Department estimate of a 2.8% real GDP growth "speed" during the first quarter of 1995 will be revised to a "faster speed." This expected upward revision will come at the expense of a weak current quarter . . . perhaps as "sluggish" as a 1.2-1.8% real annual rate.

The May 5 release of the April unemployment numbers, which jumped from 5.5% to 5.8%, shed further light on the "engine's diagnosis." These particularly weak numbers could "fuel" additional near-term strength in both stocks and bonds.

IS THE FED FINISHED TIGHTENING?

The data of recent days provided more "high octane" fuel to the financial markets' belief that the Fed will likely "stay on cruise control" for some time to come. Many economists now suggest the Fed's next move will be to "step on the gas" (ease policy). Although we would like to believe that, we expect a modest resurgence of the economy during the second half of 1995, "fueled" by rising exports, solid manufacturing output, strong capital spending, and improved consumer interest in housing. This combination, added to some worrisome economic "exhaust" (inflation pressure), could force the Fed's foot to the "brake pedal" once again.

Society Asset Management, Inc.

                   UNDERSTANDING YOUR FINANCIAL STATEMENTS

o The FINANCIAL STATEMENTS summarize and describe a fund's financial transactions. They are broken down into four different statements, which are illustrated below:

THE STATEMENTS OF ASSETS AND LIABILITIES lists all of the assets and liabilities of the mutual fund. This is the individual fund's "balance sheet." Also disclosed on this statement is the fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the mutual fund's net assets (capital stock, undistributed income, etc.).

[FORM]          SUMMARY OF THE MUTUAL FUND'S INVESTMENTS AND ALL
                OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS
                OWED TO THE FUND BY OUTSIDE PARTIES

                SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY
                THE MUTUAL FUND

                NET RESULT OF ASSETS LESS LIABILITIES

                THE MARKET WORTH OF THE MUTUAL FUND'S TOTAL ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING


THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE


THE STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the mutual fund's investments, the expenses incurred by the fund from its operations, and any gains or losses recognized by the fund from holding and/or selling any investments.



[FORM]          ANY INCOME EARNED FROM THE MUTUAL FUND'S INVESTMENTS

                OPERATING EXPENSES INCURRED BY THE MUTUAL FUND DURING
                THE PERIOD



                GAINS OR LOSSES REALIZED UPON THE SALE OF THE MUTUAL FUND'S INVESTMENTS ALONG WITH UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS AT THE REPORT DATE

                NET CHANGE DUE TO MUTUAL FUND OPERATIONS

THE STATEMENT OF CHANGES IN NET ASSETS shows the total assets of the mutual fund for the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:


[FORM]          OPERATIONS - SEE STATEMENT OF OPERATIONS

                DIVIDENDS TO SHAREHOLDERS - TOTAL INCOME DIVIDENDS PAID TO SHAREHOLDERS DURING THE PERIODS

                NET REALIZED GAINS - TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                CAPITAL STOCK TRANSACTIONS - DOLLAR VALUE OF MUTUAL FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS


THE PORTFOLIO OF INVESTMENTS lists each investment holding in the mutual fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the mutual fund's net assets that these groupings represent is also disclosed.


[FORM]          TYPE OF SECURITY

                INDUSTRY SECTOR AND PERCENTAGE OF THE MUTUAL FUND's NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)


                ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND MARKET
                VALUE AS OF REPORT DATE



o The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These include information on accounting methods used by the mutual fund, contractual arrangements between the fund and its service providers, certain transactions affecting the fund, and other general information about the fund.

o The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout the period, the net investment income, the realized and unrealized gains and losses, and the dividends and distributions of the fund. It also shows key data and ratios, such as the total return for the period, the portfolio turnover rate for funds other than money market mutual funds, and the ratio of net investment income to average net assets.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                        U.S.                     TAX-FREE
                                                                      GOVERNMENT    PRIME         MONEY
                                                                      OBLIGATIONS  OBLIGATIONS    MARKET
                                                                        FUND         FUND          FUND
                                                                       (000)        (000)         (000)
                                                                      --------     --------      --------
ASSETS:
Investments, at value                                                 $228,336     $392,425      $208,031
Repurchase agreements                                                  296,998       37,315
---------------------------------------------------------------------------------------------------------
                                                                       525,334      429,740       208,031
Cash                                                                                                  322
Interest receivable                                                      1,525        2,467         2,066
Prepaid expenses                                                             5           34             7
---------------------------------------------------------------------------------------------------------
         Total Assets                                                  526,864      432,241       210,426
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        2,381        1,867           675
Accrued expenses and other payables:
  Investment advisory fees                                                 153          125            62
  Administration fees                                                       66           54            27
  Accounting and transfer agent fees                                        44           52            22
  Other                                                                     77          143            34
---------------------------------------------------------------------------------------------------------
         Total Liabilities                                               2,721        2,241           820
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                524,337      432,505       209,606
Accumulated undistributed net realized losses from investment
  transactions                                                            (194)      (2,505)
---------------------------------------------------------------------------------------------------------
         Net Assets                                                   $524,143     $430,000      $209,606
---------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                      524,337      430,000       209,606
---------------------------------------------------------------------------------------------------------
Net asset value--redemption and offering price per share              $   1.00     $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------
Investments, at cost                                                  $525,334     $429,740      $208,031
---------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                             NEW YORK
                                                                               TAX-         FUND FOR
                                                                               FREE          INCOME
                                                                            PORTFOLIO       PORTFOLIO
                                                                              (000)           (000)
                                                                           ------------     ---------
ASSETS
Investments, at value                                                        $ 16,410        $23,678
Repurchase agreements                                                                          1,003
-----------------------------------------------------------------------------------------------------
                                                                               16,410         24,681
Interest receivable                                                               338            183
Cash                                                                                               4
Receivable for capital shares issued                                              429
Receivable from brokers for investments sold                                                      93
Receivable from fund adviser                                                       41             36
-----------------------------------------------------------------------------------------------------
  Total Assets                                                                 17,218         24,997
-----------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                     58
Payable to brokers for investments purchased                                      195             64
Payable for capital shares redeemed                                               111             85
Dividends payable                                                                  44            119
Accrued expenses and other payables:
  Administrative fee                                                                2              3
  Other                                                                                           13
-----------------------------------------------------------------------------------------------------
  Total Liabilities                                                               410            284
-----------------------------------------------------------------------------------------------------
NET ASSETS
Capital                                                                        15,880         26,101
Undistributed (distributions in excess of) net investment income                    6            (90)
Net unrealized appreciation on investments                                        925            509
Accumulated undistributed net realized losses on investments                       (3)        (1,807)
-----------------------------------------------------------------------------------------------------
  Net Assets                                                                 $ 16,808        $24,713
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class A                    1,277          2,571
-----------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares) -- class B                       67
-----------------------------------------------------------------------------------------------------
Net asset value -- redemption price per share -- class A                     $  12.51        $  9.61
-----------------------------------------------------------------------------------------------------
Offering price (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted to
  nearest cent) per share -- class A                                         $  13.13        $  9.81
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge -- class A                                                 4.75%          2.00%
-----------------------------------------------------------------------------------------------------
Net asset value -- offering and redemption price per share -- class B        $  12.50
-----------------------------------------------------------------------------------------------------
Investments at cost                                                          $ 15,485        $24,172
-----------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                  LIMITED                               INVESTMENT      OHIO
                                                   TERM       GOVERNMENT   INTERMEDIATE  QUALITY     MUNICIPAL
                                                  INCOME       MORTGAGE      INCOME        BOND         BOND
                                                   FUND          FUND         FUND         FUND         FUND
                                                   (000)        (000)        (000)        (000)        (000)
                                                -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at value                            $ 165,669     $142,962     $130,878     $ 91,366     $ 57,871
Interest receivable                                  2,571          983        2,429        1,453        1,157
Receivable for capital shares issued                                 21                                     24
Receivable from brokers for investments sold                      2,753                     2,048        2,035
Unamortized organization costs                                                     8            9
Prepaid expenses                                                     14           16           13            3
---------------------------------------------------------------------------------------------------------------
         Total Assets                              168,240      146,733      133,331       94,889       61,090
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                      3,136                     2,542        2,845
Payable for capital shares redeemed                      1            4
Accrued expenses and other payables:
  Investment advisory fees                              65           59           52           38           14
  Administration fees                                   21           18           16           11            7
  Accounting and transfer agent fees                    15           13           13           11            9
  Other                                                 26           68           25           85           78
---------------------------------------------------------------------------------------------------------------
         Total Liabilities                             128        3,298          106        2,687        2,953
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                            169,603      150,214      139,577       99,169       58,717
Undistributed net investment income                    190          194          168          122           55
Net unrealized appreciation (depreciation) from
  investments                                         (519)      (4,357)      (2,607)      (2,022)         275
Accumulated undistributed net realized losses
  from investment transactions                      (1,162)      (2,616)      (3,913)      (5,067)        (910)
---------------------------------------------------------------------------------------------------------------
         Net Assets                              $ 168,112     $143,435     $133,225     $ 92,202     $ 58,137
---------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest
  (shares)                                          16,853       13,587       14,164        9,827        5,356
---------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share      $    9.98     $  10.56     $   9.41     $   9.38     $  10.85
---------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum
  Sales Charge) of net asset value adjusted to
  nearest cent) per share                        $   10.18     $  11.09     $   9.88     $   9.85     $  11.39
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                 2.00%        4.75%        4.75%        4.75%        4.75%
---------------------------------------------------------------------------------------------------------------
Investments, at cost                             $ 166,188     $147,319     $133,485     $ 93,388     $ 57,596
---------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                   STOCK                   DIVERSIFIED
                                                     BALANCED      INDEX       VALUE        STOCK      GROWTH
                                                       FUND         FUND        FUND         FUND       FUND
                                                      (000)        (000)       (000)        (000)       (000)
                                                     --------     --------    --------     --------    -------
ASSETS:
Investments, at value                                $158,944     $105,660    $263,048     $323,032    $43,646
Cash                                                                     1
Foreign currency (Cost $509)                              504
Interest and dividends receivable                       1,163          201         484          404         51
Receivable for capital shares issued                       13                                   239
Receivable from brokers for investments sold            2,497                      658       10,016        203
Net variation margin on open futures contracts                          25           5
Unamortized organization costs                              6            4          10                       4
Prepaid expenses                                           18           10          23            9          9
--------------------------------------------------------------------------------------------------------------
         Total Assets                                 163,145      105,901     264,228      333,700     43,913
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         3                                    14
Payable to brokers for investments purchased            4,141                    2,178       11,833
Accrued expenses and other payables:
  Investment advisory fees                                 78           38         134          156         23
  Administration fees                                      19                       33           39          5
  Accounting and transfer agent fees                       18            7          21           24          7
  Other                                                   124           22          32           41         17
--------------------------------------------------------------------------------------------------------------
         Total Liabilities                              4,383           67       2,398       12,107         52
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                               153,504       95,719     241,936      281,878     40,340
Undistributed (distributions in excess of) net
  investment income                                      (411)         179         406          151          8
Net unrealized appreciation from investments            7,080        9,685      17,472       30,351      3,288
Net unrealized depreciation from translation of
  assets and liabilities in foreign currencies            (12)
Accumulated undistributed net realized gains
  (losses) from investment and foreign currency
  transactions                                         (1,399)         251       2,016        9,213        225
--------------------------------------------------------------------------------------------------------------
         Net Assets                                  $158,762     $105,834    $261,830     $321,593    $43,661
--------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)      15,549        9,545      24,346       26,055      4,054
--------------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share          $  10.21     $  11.09    $  10.75     $  12.34    $ 10.82
--------------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest
  cent) per share                                    $  10.72     $  11.64    $  11.29     $  12.96    $ 11.36
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                    4.75%        4.75%       4.75%        4.75%      4.75%
--------------------------------------------------------------------------------------------------------------
Investments, at cost                                 $151,871     $ 95,975    $245,576     $292,681    $40,358
--------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                            Statements of Assets and Liabilities
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                       OHIO
                                                            SPECIAL       SPECIAL     REGIONAL     INTERNATIONAL
                                                             VALUE        GROWTH       STOCK       GROWTH
                                                              FUND         FUND        FUND         FUND
                                                             (000)         (000)       (000)        (000)
                                                            --------      -------     -------      -------
ASSETS:
Investments, at value                                       $153,966      $19,539     $35,164      $84,863
Foreign currency (Cost $2,485)                                                                       2,542
Interest and dividends receivable                                275           16          41          181
Receivable for capital shares issued                               9                       27           26
Receivable from brokers for investments sold                     980                                   259
Unamortized organization costs                                     5            2
Prepaid expenses                                                  20            4                       10
----------------------------------------------------------------------------------------------------------
         Total Assets                                        155,255       19,561      35,232       87,881
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                                         3            2
Payable to brokers for investments purchased                   1,519          142                    1,193
Accrued expenses and other payables:
  Investment advisory fees                                        86           10          20           67
  Administration fees                                             19            2           4           11
  Accounting and transfer agent fees                              14            6           8           52
  Other                                                           26           15          14           26
----------------------------------------------------------------------------------------------------------
         Total Liabilities                                     1,664          175          49        1,351
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                      139,501       22,102      23,813       84,285
Undistributed (distributions in excess of) net
  investment income                                              155           (3)          5         (613)
Net unrealized appreciation from investments                  11,380        1,362      10,524       (5,172)
Net unrealized appreciation from translation of assets
  and liabilities in foreign currencies                                                              9,285
Accumulated undistributed net realized gains (losses)
  from investment and foreign currency transactions            2,555       (4,075)        841       (1,255)
----------------------------------------------------------------------------------------------------------
         Net Assets                                         $153,591      $19,386     $35,183      $86,530
----------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)             13,646        2,073       2,398        7,268
----------------------------------------------------------------------------------------------------------
Net asset value--redemption price per share                 $  11.26      $  9.35     $ 14.67      $ 11.91
----------------------------------------------------------------------------------------------------------
Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to nearest cent)
  per share                                                 $  11.82      $  9.82     $ 15.40      $ 12.50
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge                                           4.75%        4.75%       4.75%        4.75%
----------------------------------------------------------------------------------------------------------
Investments, at cost                                        $142,586      $18,177     $24,640      $80,807
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                         U.S.
                                                                        GOVERNMENT   PRIME      TAX-FREE
                                                                        OBLIGATIONS OBLIGATIONS MONEY MARKET
                                                                         FUND        FUND         FUND
                                                                         (000)       (000)       (000)
                                                                        -------     -------   ------------
INVESTMENT INCOME:
Interest income                                                         $13,510     $18,407      $4,368
----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                    820       1,128         389
Administration fees                                                         351         484         167
Shareholder service fees                                                                222
Accounting fees                                                             141         193          68
Legal and audit fees                                                         41          86          22
Trustees' fees and expenses                                                  16          29           8
Transfer agent fees                                                          21          36          14
Registration and filing fees                                                 24          21          10
Printing fees                                                                27          28          14
Other                                                                         6          11           3
Expenses voluntarily reduced                                                                        (16)
----------------------------------------------------------------------------------------------------------
    Total Expenses                                                        1,447       2,238         679
----------------------------------------------------------------------------------------------------------
Net Investment Income                                                    12,063      16,169       3,689
----------------------------------------------------------------------------------------------------------
REALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions                              54           1
----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          $12,117     $16,170      $3,689
----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY FUNDS                                                    (Unaudited)
--------------------------------------------------------------------------------

                                                                                   NEW YORK       FUND FOR
                                                                                   TAX-FREE        INCOME
                                                                                   PORTFOLIO      PORTFOLIO
                                                                                    (000)           (000)
                                                                                   --------       ---------
INVESTMENT INCOME
Interest income                                                                      $530          $ 1,054
-----------------------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                                                               44               65
Administration fees                                                                    12               19
Registration fees                                                                      18               37
Shareholder servicing fees                                                             19               32
Accounting fees                                                                        16                9
Transfer agent fees                                                                    11               14
Legal                                                                                   5                6
Custodian fees and expenses                                                                              2
Trustees' fees and expenses                                                             1
Other                                                                                   9                8
Expenses voluntarily reduced                                                          (41)             (43)
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                     94              149
-----------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 436              905
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS
Net realized losses from investment transactions                                       (3)            (369)
Net change in unrealized appreciation from investments                                353              834
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments                                        350              465
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                       $786          $ 1,370
-----------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                        LIMITED                           INVESTMENT  OHIO
                                                         TERM      GOVERNMENT  INTERMEDIATE QUALITY  MUNICIPAL
                                                        INCOME     MORTGAGE    INCOME      BOND       BOND
                                                         FUND       FUND        FUND       FUND       FUND
                                                         (000)      (000)       (000)      (000)      (000)
                                                        -------    -------     -------    -------    -------
INVESTMENT INCOME:
Interest income                                         $ 3,810    $ 5,718     $ 4,461    $ 3,544    $ 1,533
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                    287        368         448        344        167
Administration fees                                          86        110          90         69         42
Accounting fees                                              38         48          39         33         20
Legal and audit fees                                          9         16          12          9          5
Organization fees                                                                    7          7
Trustees' fees and expenses                                   3          6           4          3          2
Transfer agent fees                                          10         11          10         10          9
Registration and filing fees                                 10          9          22         20          7
Printing fees                                                10         11          11         10         10
Other                                                         2          3           3          1
Expenses voluntarily reduced                                (11)       (12)       (161)      (122)       (85)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                          444        570         485        384        177
------------------------------------------------------------------------------------------------------------
Net Investment Income                                     3,366      5,148       3,976      3,160      1,356
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions           (491)    (1,978)     (1,415)    (1,048)      (511)
Change in unrealized appreciation from investments        2,323      6,541       3,611      3,845      3,179
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments            1,832      4,563       2,196      2,797      2,668
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations          $ 5,198    $ 9,711     $ 6,172    $ 5,957    $ 4,024
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                          STOCK                DIVERSIFIED
                                                               BALANCED   INDEX      VALUE      STOCK     GROWTH
                                                                FUND       FUND      FUND       FUND       FUND
                                                                (000)     (000)      (000)      (000)     (000)
                                                               -------    ------    -------    -------    ------
INVESTMENT INCOME:
Interest income                                                $ 2,504    $  301    $   952    $   491    $   30
Dividend income                                                  1,262     1,141      3,381      4,004       522
----------------------------------------------------------------------------------------------------------------
    Total Income                                                 3,766     1,442      4,333      4,495       552
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                           722       283      1,142        906       259
Administration fees                                                108        71        171        209        39
Accounting fees                                                     48        28         70         85        17
Legal and audit fees                                                13         9         19         24         6
Organization fees                                                    5         3          8                    3
Trustees' fees and expenses                                          5         3          7          9         2
Transfer agent fees                                                 15        10         12         15         9
Registration and filing fees                                        24        16         30          7        15
Printing fees                                                       12        11         13         14         9
Other                                                                2         1          4          3
Expenses voluntarily reduced                                      (294)     (161)      (434)       (59)      (93)
----------------------------------------------------------------------------------------------------------------
    Total Expenses                                                 660       274      1,042      1,213       266
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                            3,106     1,168      3,291      3,282       286
----------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gains from investment transactions                    203       257      2,038      9,257       225
Net realized gains from foreign currency transactions              514
Net change in unrealized appreciation from investments           9,034     8,129     18,512     18,099     1,924
Change in unrealized depreciation from translation of assets
  and liabilities in foreign currencies                             (5)
----------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and foreign
  currency                                                       9,746     8,366     20,550     27,356     2,149
----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 $12,852    $9,554    $23,841    $30,638    $2,435
----------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                        Statements of Operations
                                                 Six months ended April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                                                          OHIO
                                                                   SPECIAL    SPECIAL    REGIONAL    INTERNATIONAL
                                                                    VALUE     GROWTH     STOCK       GROWTH
                                                                    FUND       FUND       FUND        FUND
                                                                    (000)      (000)     (000)        (000)
                                                                   -------    -------    ------      -------
INVESTMENT INCOME:
Interest income                                                    $   240    $    41    $   49      $    62
Dividend income                                                      1,431        104       352          421
Foreign tax withholding                                                                                  (48)
------------------------------------------------------------------------------------------------------------
    Total Income                                                     1,671        145       401          435
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                               647        103       123          436
Administration fees                                                     97         16        25           60
Custodian and accounting fees                                           41          8        12          120
Legal and audit fees                                                    12          3         4            7
Organization fees                                                        4          1
Trustees' fees and expenses                                              4          1         1            3
Transfer agent fees                                                     10          8        18           11
Registration and filing fees                                            19         10         7           13
Printing fees                                                           11          9        10           10
Other                                                                    2          1
Expenses voluntarily reduced                                          (193)       (40)       (7)         (61)
------------------------------------------------------------------------------------------------------------
    Total Expenses                                                     654        120       193          599
------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         1,017         25       208         (164)
------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized gains (losses) from investment transactions             2,555     (3,750)      840       (2,264)
Net realized loss from foreign currency transactions                                                   1,440
Net change in unrealized appreciation (depreciation) from
  investments                                                        8,232      4,497     1,267       (3,388)
Change in unrealized appreciation from translation of assets and
  liabilities in foreign currencies                                                                       42
------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments and
  foreign currency                                                  10,787        747     2,107       (4,170)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $11,804    $   772    $2,315      $(4,334)
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             U.S. GOVERNMENT                                           TAX-FREE MONEY
                                             OBLIGATIONS FUND          PRIME OBLIGATIONS FUND           MARKET FUND
                                         ------------------------    --------------------------    ----------------------
                                                                                                                  YEAR
                                                                                                                  ENDED
                                                      YEAR ENDED                    YEAR ENDED                   OCTOBER
                                                      OCTOBER 31,                   OCTOBER 31,                    31,
                                                         1994                          1994                       1994
                                                         (000)                         (000)                      (000)
                                                      -----------                   -----------                 ---------
                                            SIX                      SIX MONTHS                       SIX
                                          MONTHS                        ENDED                       MONTHS
                                           ENDED                      APRIL 30,                      ENDED
                                         APRIL 30,                      1995                       APRIL 30,
                                           1995                         (000)                        1995
                                           (000)                     -----------                     (000)
                                         ---------                                                 ---------
                                                                     (UNAUDITED)
                                         (UNAUDITED)                                               (UNAUDITED)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                  $  12,063    $    14,747    $    16,169    $    26,637    $   3,689    $   4,538
  Net realized gains (losses) from
    investment transactions                     54           (167)             1         (2,506)                        7
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                12,117         14,580         16,170         24,131        3,689        4,545
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (12,063)       (14,747)       (16,169)       (26,637)      (3,689)      (4,538)
  From net realized gains on
    investments                                               (81)                                                     (7)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders            (12,063)       (14,828)       (16,169)       (26,637)      (3,689)      (4,545)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued              729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Cost of shares redeemed                 (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                            (112,041)      (103,438)      (352,304)        62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
Contribution by KeyCorp                                                                   2,506
-------------------------------------------------------------------------------------------------------------------------
Change in net assets                      (112,095)      (103,686)       352,303         62,279       11,045        9,210
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                      412,048        515,734        782,303        720,024      198,561      189,351
-------------------------------------------------------------------------------------------------------------------------
  End of period                          $ 524,143    $   412,048    $   430,000    $   782,303    $ 209,606    $ 198,561
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                   729,038        935,449      1,021,057      2,109,682      256,968      534,878
  Dividends reinvested                       1,416          1,179          7,281          8,381          350          355
  Redeemed                                (618,413)    (1,040,066)    (1,380,642)    (2,055,784)    (246,273)    (526,023)
-------------------------------------------------------------------------------------------------------------------------
Change in shares                           112,041       (103,438)      (352,304)        62,279       11,045        9,210
---------------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE            FUND FOR INCOME
                                                               PORTFOLIO                   PORTFOLIO
                                                        ------------------------    ------------------------
                                                                      JANUARY 1,                   FEBRUARY
                                                                       1994 TO                    1, 1994 TO
                                                                       OCTOBER                     OCTOBER
                                                                       31, 1994                    31, 1994
                                                                        (000)                       (000)
                                                        SIX MONTHS    ----------    SIX MONTHS    ----------
                                                          ENDED                       ENDED
                                                        APRIL 30,                   APRIL 30,
                                                           1995                        1995
                                                          (000)                       (000)
                                                        ----------                  ----------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS
  Net investment income                                  $    436      $  1,033      $    905      $  1,967
  Net realized gains (losses) from investment
    transactions                                               (3)          229          (369)         (654)
  Net change in unrealized gain (loss) from
    investments                                               353        (2,384)          834        (2,075)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                786        (1,122)        1,370          (762)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income
    -- class A                                               (421)       (1,033)         (946)       (1,911)
  Distributions in excess of net investment income
    class A                                                                                             (49)
  Dividends to shareholders from net investment income
    -- class B                                                 (9)
  Dividends to shareholders from net realized gains
    class A                                                  (225)
  Dividends to shareholders from net realized gains
    class B                                                    (5)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to
  shareholders                                               (660)       (1,033)         (946)       (1,960)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS(1)
  Proceeds from shares issued                               2,735         6,305         2,077         3,073
  Dividends reinvested                                        234           455           185           525
  Shares redeemed                                          (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions             (1,158)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
Change in net assets                                       (1,032)      (10,690)       (4,645)      (17,274)
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of period                                      17,840        28,530        29,358        46,632
------------------------------------------------------------------------------------------------------------
  End of period                                          $ 16,808      $ 17,840      $ 24,713      $ 29,358
------------------------------------------------------------------------------------------------------------
(1) SHARE TRANSACTIONS (IN DOLLARS):
  Class A:
    Issued                                                  1,941         6,305         2,077         3,073
    Distributions reinvested                                  221           455           185           525
    Redeemed                                               (4,127)      (15,295)       (7,331)      (18,150)
------------------------------------------------------------------------------------------------------------
Net decrease                                               (1,965)       (8,535)       (5,069)      (14,552)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                    794
    Distributions reinvested                                   13
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase                                                  807
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (IN SHARES):
  Class A:
    Issued                                                    156           482           218           312
    Distributions reinvested                                   18            35            20            54
    Redeemed                                                 (337)       (1,185)         (779)       (1,853)
------------------------------------------------------------------------------------------------------------
Net decrease in shares                                       (163)         (668)         (541)       (1,487)
------------------------------------------------------------------------------------------------------------
  Class B:
    Issued                                                     67
    Distributions reinvested
    Redeemed
------------------------------------------------------------------------------------------------------------
Net increase in shares                                         67
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                   LIMITED TERM INCOME      GOVERNMENT MORTGAGE       INTERMEDIATE INCOME
                                                                                             FUND
                                           FUND                     FUND             ---------------------
                                   --------------------     --------------------                  DECEMBER
                                                 YEAR                     YEAR                      10,
                                                ENDED                    ENDED                    1993 TO
                                               OCTOBER                  OCTOBER                   OCTOBER
                                                 31,                      31,                       31,
                                                 1994                     1994                    1994 (A)
                                                (000)                    (000)                     (000)
                                     SIX       --------       SIX       --------       SIX        --------
                                    MONTHS                   MONTHS                   MONTHS
                                    ENDED                    ENDED                    ENDED
                                    APRIL                    APRIL                    APRIL
                                     30,                      30,                      30,
                                     1995                     1995                     1995
                                    (000)                    (000)                    (000)
                                   --------                 --------                 --------
                                    (UNAUDITED               (UNAUDITED               (UNAUDITED
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income            $  3,366    $  4,521     $  5,148    $ 10,593     $  3,976     $  5,951
  Net realized gains (losses)
    from investment
    transactions                       (491)       (671)      (1,978)        615       (1,415)      (2,498)
  Net change in unrealized
    appreciation (depreciation)
    from investments                  2,323      (4,406)       6,541     (16,536)       3,611       (6,218)
----------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     5,198        (556)       9,711      (5,328)       6,172       (2,765)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income         (3,314)     (4,506)      (5,273)    (10,495)      (4,036)      (5,724)
  From net realized gains from
    investments                                    (357)      (1,233)       (386)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders      (3,314)     (4,863)      (6,506)    (10,881)      (4,036)      (5,724)
----------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued       102,064      34,263       25,202     119,347       34,623      159,988
  Dividends reinvested                3,313       4,378        6,502       9,714        4,036        5,511
  Cost of shares redeemed           (18,299)    (35,843)     (39,642)    (97,422)     (20,493)     (44,087)
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions               87,078       2,798       (7,938)     31,639       18,166      121,412
----------------------------------------------------------------------------------------------------------
Change in net assets                 88,962      (2,621)      (4,733)     15,430       20,302      112,923
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                79,150      81,771      148,168     132,738      112,923
----------------------------------------------------------------------------------------------------------
  End of period                    $168,112    $ 79,150     $143,435    $148,168     $133,225     $112,923
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                             10,367       3,336        2,439      10,724        3,739       16,205
  Dividends reinvested                  336         433          630         906          436          579
  Redeemed                           (1,858)     (3,529)      (3,833)     (8,967)      (2,220)      (4,575)
----------------------------------------------------------------------------------------------------------
Change in shares                      8,845         240         (764)      2,663        1,955       12,209
----------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                       INVESTMENT QUALITY BOND
                                                FUND                                                          BALANCED FUND
                                     ---------------------------       OHIO MUNICIPAL BOND FUND        ---------------------------
                                                    DECEMBER 10,     -----------------------------                    DECEMBER 10,
                                                      1993 TO                         YEAR ENDED                        1993 TO
                                                    OCTOBER 31,      SIX MONTHS      OCTOBER 31,       SIX MONTHS     OCTOBER 31,
                                                      1994 (A)         ENDED             1994            ENDED          1994 (A)
                                                       (000)         APRIL 30,          (000)          APRIL 30,         (000)
                                                    ------------        1995        --------------        1995        ------------
                                                                       (000)                             (000)
                                                                     ----------                        ----------
                                     SIX MONTHS                      (UNAUDITED)                       (UNAUDITED)
                                       ENDED
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  3,160        $  5,712        $  1,356         $  2,580         $  3,106        $  3,706
  Net realized gains (losses)
    from investment transactions        (1,048)         (4,019)           (511)            (399)             203          (2,116)
  Net realized gains from foreign
    currency transactions                                                                                    514
  Net change in unrealized
    appreciation (depreciation)
    from investments                     3,845          (5,867)          3,179           (4,662)           9,034          (1,961)
  Change in unrealized
    depreciation from translation
    of assets and liabilities in
    foreign currencies                                                                                        (5)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        5,957          (4,174)          4,024           (2,481)          12,852            (371)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (3,235)         (5,516)         (1,385)          (2,557)          (3,678)         (3,545)
  From net realized gains from
    investments                                                                          (1,169)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (3,235)         (5,516)         (1,385)          (3,726)          (3,678)         (3,545)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           18,694         139,893           8,944           28,815           66,281         176,193
  Dividends reinvested                   3,234           5,495           1,384            2,767            3,663           3,529
  Cost of shares redeemed              (27,133)        (41,013)        (12,534)         (18,347)         (47,641)        (48,521)
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                          (5,205)        104,375          (2,206)          13,235           22,303         131,201
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    (2,483)         94,685             433            7,028           31,477         127,285
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   94,685                          57,704           50,676         $127,285
----------------------------------------------------------------------------------------------------------------------------------
  End of period                       $ 92,202        $ 94,685        $ 58,137         $ 57,704         $158,762        $127,285
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,032          14,142             845            2,625            6,905          17,854
  Dividends reinvested                     352             582             132              255              375             366
  Redeemed                              (2,958)         (4,323)         (1,206)          (1,693)          (4,964)         (4,987)
----------------------------------------------------------------------------------------------------------------------------------
Change in shares                          (574)         10,401            (229)           1,187            2,316          13,233
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                          STOCK INDEX FUND                   VALUE FUND               DIVERSIFIED STOCK FUND
                                     ---------------------------     ---------------------------     -------------------------
                                                    DECEMBER 3,                     DECEMBER 3,                     YEAR ENDED
                                                      1993 TO                         1993 TO                        OCTOBER
                                                    OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS        31,
                                                      1994 (A)         ENDED          1994 (A)         ENDED           1994
                                                       (000)         APRIL 30,         (000)         APRIL 30,        (000)
                                                    ------------        1995        ------------        1995        ----------
                                                                       (000)                           (000)
                                     SIX MONTHS                      ----------                      ----------
                                       ENDED                         (UNAUDITED)                     (UNAUDITED)
                                     APRIL 30,
                                        1995
                                       (000)
                                     ----------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income               $  1,168        $  1,515        $  3,291        $  3,602        $  3,282       $  5,177
  Net realized gains (losses)
    from investment transactions           257              (6)          2,038           3,124           9,257         30,135
  Net change in unrealized
    appreciation (depreciation)
    from investments                     8,129           1,556          18,512          (1,040)         18,099        (18,237)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                        9,554           3,065          23,841           5,686          30,638         17,075
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income            (1,173)         (1,331)         (3,198)         (3,289)         (3,481)        (4,738)
  From net realized gains from
    investments                                                         (3,146)                        (29,668)       (26,397)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  distributions to shareholders         (1,173)         (1,331)         (6,344)         (3,289)        (33,149)       (31,135)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued           30,344         114,187         120,235         229,389          64,652         94,732
  Dividends reinvested                   1,173           1,321           6,344           3,283          33,132         22,231
  Cost of shares redeemed              (23,750)        (27,556)        (70,430)        (46,885)        (36,907)       (97,081)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                           7,767          87,952          56,149         185,787          60,877         19,882
------------------------------------------------------------------------------------------------------------------------------
Change in net assets                    16,148          89,686          73,646         188,184          58,366          5,822
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                   89,686                         188,184                         263,227        257,405
------------------------------------------------------------------------------------------------------------------------------
  End of period                       $105,834        $ 89,686        $261,830        $188,184        $321,593       $263,227
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                 2,981          11,441          11,942          22,949           5,494          7,718
  Dividends reinvested                     114             135             639             336           2,997          1,830
  Redeemed                              (2,356)         (2,770)         (6,813)         (4,707)         (3,199)        (8,003)
------------------------------------------------------------------------------------------------------------------------------
  Change in shares                         739           8,806           5,768          18,578           5,292          1,545
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  GROWTH FUND                 SPECIAL VALUE FUND            SPECIAL GROWTH FUND
                                           --------------------------     --------------------------     --------------------------
                                                          DECEMBER 3,                    DECEMBER 3,                    DECEMBER 3,
                                                            1993 TO                        1993 TO                        1993 TO
                                                          OCTOBER 31,     SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                           1994 (A)         ENDED         1994 (A)         ENDED         1994 (A)
                                                             (000)        APRIL 30,         (000)        APRIL 30,         (000)
                                                          -----------        1995        -----------        1995        -----------
                                                                            (000)                          (000)
                                           SIX MONTHS                     ----------                     ----------
                                             ENDED                        (UNAUDITED)                    (UNAUDITED)
                                           APRIL 30,
                                              1995
                                             (000)
                                           ----------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                     $    286       $     636       $  1,017       $   1,020       $     25       $      60
  Net realized gains (losses) from
    investment transactions                      225             298          2,555             588         (3,750)           (325)
  Net change in unrealized appreciation
    (depreciation) from investments            1,924           1,364          8,232           3,148          4,497          (3,135)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                                   2,435           2,298         11,804           4,756            772          (3,400)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (328)           (586)          (955)           (927)           (29)            (59)
  From net realized gains from
    investments                                 (298)                          (588)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
  to shareholders                               (626)           (586)        (1,543)           (927)           (29)            (59)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                  7,230          92,029         46,521         137,158          3,811          44,544
  Dividends reinvested                           626             584          1,542             924             29              56
  Cost of shares redeemed                    (32,725)        (27,404)       (23,333)        (23,311)        (9,790)        (16,548)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions                               (24,869)         65,209         24,730         114,771         (5,950)         28,052
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets                         (23,060)         66,921         34,991         118,600         (5,207)         24,593
NET ASSETS:
  Beginning of period                         66,921                        118,600                         24,593
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                             $ 43,861       $  66,921       $153,591       $ 118,600       $ 19,386       $  24,593
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                         712           9,240          4,410          13,472            441           4,515
  Dividends reinvested                            63              60            148              91              3               6
  Redeemed                                    (3,262)         (2,759)        (2,217)         (2,258)        (1,134)         (1,758)
-----------------------------------------------------------------------------------------------------------------------------------
Change in shares                              (2,487)          6,541          2,341          11,305           (690)          2,763
---------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             OHIO REGIONAL STOCK      INTERNATIONAL GROWTH
                                                                    FUND                      FUND
                                                           -----------------------   -----------------------
                                                                        YEAR ENDED                YEAR ENDED
                                                                         OCTOBER                   OCTOBER
                                                                           31,                       31,
                                                                           1994      SIX MONTHS      1994
                                                                          (000)        ENDED        (000)
                                                                        ----------   APRIL 30,    ----------
                                                                                        1995
                                                                                       (000)
                                                           SIX MONTHS                ----------
                                                             ENDED                   (UNAUDITED)
                                                           APRIL 30,
                                                              1995
                                                             (000)
                                                           ----------
                                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)                              $    208     $    438     $   (164)    $   (136)
  Net realized gains (losses) from investment
    transactions                                                 840        1,699       (2,264)       4,064
  Net realized losses from foreign currency transactions                                 1,440         (152)
  Net change in unrealized appreciation (depreciation)
    from investments                                           1,267         (867)      (3,388)       2,879
  Change in unrealized appreciation from translation of
    assets and liabilities in foreign currencies                                            42           15
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                 2,315        1,270       (4,334)       6,670
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (221)        (409)
  From net realized gains from investments                    (1,699)      (1,293)      (3,925)
------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders       (1,920)      (1,702)      (3,925)
------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                  4,152       16,543       23,300       53,804
  Dividends reinvested                                         1,917        1,560        3,922
  Cost of shares redeemed                                     (5,246)     (18,632)     (13,740)      (9,796)
------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                   823         (529)      13,482       44,008
------------------------------------------------------------------------------------------------------------
Change in net assets                                           1,218         (961)       5,223       50,678
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                         33,965       34,926       81,307       30,629
------------------------------------------------------------------------------------------------------------
  End of period                                             $ 35,183     $ 33,965     $ 86,530     $ 81,307
------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Issued                                                         297        1,143        2,012        4,323
  Dividends reinvested                                           144          109          337
  Redeemed                                                      (376)      (1,297)      (1,187)        (784)
------------------------------------------------------------------------------------------------------------
Change in shares                                                  65          (45)       1,162        3,539
------------------------------------------------------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
U.S. GOVERNMENT OBLIGATIONS FUND                                     (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
-------------------------------------------
  U.S. TREASURY BILLS (4.7%)
      25,000   5.73%, 6/29/95                  $ 24,765
-------------------------------------------------------
  TOTAL U.S. TREASURY BILLS                      24,765
-------------------------------------------------------
-------------------------------------------------------
  U.S. TREASURY NOTES (38.8%)
      30,000   4.25%, 7/31/95                    29,862
     150,000   3.875%, 8/31/95                  148,923
      25,000   3.875%, 9/30/95                   24,786
-------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                     203,571
-------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE                   228,336
-------------------------------------------------------
-------------------------------------------------------
  REPURCHASE AGREEMENTS (56.6%)
      15,000   Barclays Bank
               5.90%, 5/1/95
               (Collateralized by 14,778
               U.S. Treasury Notes,
               7.38%-7.88%, 11/15/97-
               4/15/98, market value-
               $15,301)                          15,000
      20,000   Chase Securities
               5.92%, 5/1/95
               (Collateralized by 20,444
               U.S. Treasury Bills,
               5/4/95-5/18/95,
               market value-$20,401)             20,000
      20,000   Dean Witter
               5.93%, 5/1/95
               (Collateralized by 23,287
               various U.S. Treasury
               securities, 5/15/95-
               2/29/00, 0.00%-7.13%,
               market value-$20,401)             20,000
      22,998   Donaldson, Lufkin &
                 Jennerette
               5.93%, 5/1/95
               (Collateralized by 25,691
               various U.S. Treasury
               securities, 5/15/95-
               11/15/98, 0.00%-5.13%,
               market value-$23,458)             22,998
      15,000   Goldman Sachs
               5.90%, 5/1/95
               (Collateralized by 19,050
               U.S. Treasury securities,
               8/15/98, 0.00% market
               value-$15,301)                    15,000

     PRINCIPAL                                 AMORTIZED
     AMOUNT                                      COST
      (000)        SECURITY DESCRIPTION         (000)
      20,000   Harris Securities
               5.95%, 5/1/95
               (Collateralized by 20,372
               various U.S. Treasury
               securities, 6/8/95-
               10/15/98, 0.00%-8.75%,
               market value-$20,400            $ 20,000
      15,000   Lehman Brothers
               5.90%, 5/1/95
               (Collateralized by 14,455
               U.S. Treasury Notes,
               8.63%, 8/15/97, market
               value-$15,054)                    15,000
     129,000   NationsBank
               5.96%, 5/1/95
               (Collateralized by 131,793
               various U.S. Treasury
               securities, 0.00%-
               11.25%, 4/30/95-4/15/00,
               market value-$131,585            129,000
      20,000   Nomura Securities
               5.92%, 5/1/95
               (Collateralized by 20,217
               U.S. Treasury Notes,
               4.63%-7.75%, 2/29/96-
               1/31/00, market value-
               $20,400)                          20,000
      20,000   UBS Securities
               5.93%, 5/1/95
               (Collateralized by 19,630
               U.S. Treasury Notes,
               7.50%, 12/31/96, market
               value-$20,405)                    20,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                     296,998
-------------------------------------------------------
TOTAL (COST $525,334)(B)                       $525,334
-------------------------------------------------------

(a) Percentages indicated are based on net assets of $524,143.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  CERTIFICATES OF DEPOSIT (3.5%)
BANKING (3.5%):
         15,000   Canadian Imperial Bank
                  Commerce
                  6.45%, 8/7/95                   $   14,999
------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                         14,999
------------------------------------------------------------
----------------------------------------------
  COMMERCIAL PAPER (42.1%)
BANKING (2.3%):
         10,000   Cogentrix of Richmond
                  Virginia
                  6.02%, 5/18/95                       9,972
                                                  ----------
BEVERAGES (4.3%):
          3,373   PepsiCo, Inc.
                  5.95%, 5/17/95                       3,364
         15,000   PepsiCo, Inc.
                  6.25%, 8/24/95                      15,000
                                                  ----------
                                                      18,364
                                                  ----------
FINANCIAL SERVICES (20.7%):
          5,000   American Express Co.
                  5.95%, 5/22/95                       4,983
         15,000   Bankers Trust
                  6.23%, 7/10/95                      14,818
          5,000   Broadway Capital Corp.
                  6.00%, 5/9/95                        4,993
         11,218   Fleet Funding Corp.
                  6.02%, 5/10/95                      11,201
          5,138   Fleet Funding Corp.
                  6.00%, 5/24/95                       5,118
          5,000   Ford Motor Credit Corp.
                  6.00%, 5/8/95                        4,994
          6,000   Ford Motor Credit Corp.
                  6.00%, 5/31/95                       5,970
         15,000   Hanson Finance
                  6.05%, 6/1/95                       14,922
          5,000   Transamerica Finance Corp.
                  5.98%, 5/15/95                       4,988
         11,050   Retailer Funding Corp.
                  6.00%, 5/24/95                      11,008
          6,044   Retailer Funding Corp.
                  6.00%, 5/31/95                       6,014
                                                  ----------
                                                      89,009
                                                  ----------
INDUSTRIAL GOODS & SERVICES (2.3%):
         10,000   Xerox Co.
                  6.00%, 5/15/95                       9,977
                                                  ----------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
MISCELLANEOUS (3.5%):
         15,000   135 Bishopgate Funding
                  6.02%, 5/19/95                  $   14,955
                                                  ----------
OFFICE EQUIPMENT & SERVICES (3.5%):
         15,000   Canon USA, Inc.
                  5.98%, 5/12/95                      14,973
                                                  ----------
OIL & GAS EXPLORATION (1.2%):
          5,000   British Oil New Zealand Ltd.
                  Discount
                  5.95%, 5/15/95                       4,988
                                                  ----------
PRINTING & PUBLISHING (1.2%):
          5,000   Reed Publishing
                  6.05%, 6/27/95                       4,952
                                                  ----------
RECEIVABLE (3.2%):
          5,000   Blue Hawk Funding
                  6.00%, 5/24/95                       4,981
          5,000   Blue Hawk Funding
                  5.98%, 5/31/95                       4,975
          3,840   Blue Hawk Funding
                  6.02%, 5/9/95                        3,835
                                                  ----------
                                                      13,791
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                               180,981
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (3.3%)
BEVERAGES (0.2%):
          1,000   PepsiCo, Inc.
                  5.63%, 7/1/95                        1,000
                                                  ----------
FINANCIAL SERVICES (1.9%):
          8,050   Associates Corp. of N.A.
                  8.88%, 8/1/95                        8,113
                                                  ----------
MISCELLANEOUS (1.2%):
          5,000   Hanson Overseas
                  5.50%, 1/15/96                       4,960
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 14,073
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (14.3%)
MASTER DEMAND NOTES (5.1%):
         22,000   Lehman Government
                  Securities
                  6.20%*, 5/1/95                      22,000
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
SECURITY BROKER, DEALER (8.1%):
         10,000   Goldman Sachs Group
                  6.03%*, 6/15/95**               $   10,000
         10,000   Goldman Sachs Group
                  6.03%*, 6/16/95**                   10,000
         10,000   Lehman Brothers Holdings,
                  Inc.
                  6.16%*, 7/28/95**                   10,000
          5,000   Lehman Brothers Holdings,
                  Inc.
                  6.42%*, 3/11/96**                    5,000
                                                  ----------
                                                      35,000
                                                  ----------
TAXABLE MUNICIPAL DEMAND NOTES (1.0%):
          4,500   Springfield
                  6.08%*, 12/31/10**                   4,500
------------------------------------------------------------
TOTAL FLOATING RATE NOTES                             61,500
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (5.8%)
FINANCE (3.7%):
          1,000   Ford Motor Credit Corp.
                  9.20%, 5/1/95                        1,000
          5,000   General Electric Capital
                  Corp.
                  6.25%, 5/1/95                        5,000
         10,000   General Electric Capital
                  Corp.
                  4.89%, 5/29/95                       9,999
                                                  ----------
                                                      15,999
                                                  ----------
TOBACCO (2.1%):
          9,000   Philip Morris Co.
                  6.25%, 5/22/95                       9,003
------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                               25,002
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (3.5%)
FEDERAL HOME LOAN BANK
         10,000   5.19%, 6/13/95                       9,999
          5,000   6.60%, 4/25/95                       5,000
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        14,999
------------------------------------------------------------
----------------------------------------------
  VARIABLE RATE NOTES (18.8%)
          5,034   Adesa Funding Corp.
                  6.08%*, 1/1/99**                     5,034
          2,500   Astro Alum
                  6.15%*, 4/1/05**                     2,500
          3,500   Baylis Group Partnership
                  6.30%*, 1/1/10**                     3,500
         15,000   C-River Maritime Exxon
                  Shipping
                  6.09%*, 10/1/01**                   15,000

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
          3,517   Capital One Funding Corp.
                  Service
                  6.08%*, 6/2/08**                $    3,517
          2,725   Carelife, Inc.
                  6.15%*, 8/1/11**                     2,725
          1,600   Cleveland Steel Container
                  6.15%*, 12/1/08**                    1,600
          2,000   Cuyahoga County Ohio
                  Taxable Economic
                  Development Revenue
                  6.51%*, 6/1/22**                     2,000
            925   Dietz Road Ltd Partnership
                  6.15%*, 11/1/08**                      925
          3,000   Dome Corp -- Dome Corp
                  Project
                  6.15%*, 8/31/16**                    3,000
          8,388   Erie Funding
                  6.25%*, 11/1/16**                    8,388
            320   Fremont Plastics
                  6.15%*, 4/1/03**                       320
          1,500   GMH Enterprises
                  6.15%*, 7/1/03**                     1,500
            455   Highland Rd Partners
                  6.15%*, 10/1/04**                      455
            975   McKinley Air Transport
                  6.15%*, 8/1/09**                       975
          1,000   MCMC Pob LII
                  6.15%*, 8/1/14**                     1,000
          1,000   Olen Corp.
                  6.15%*, 12/1/04**                    1,000
          1,655   Olen Corp.
                  6.15%*, 8/1/08**                     1,655
          1,400   Pellerin Melnor Corp.
                  6.15%*, 9/1/02**                     1,400
          5,842   Primex Funding
                  6.08%*, 2/1/00**                     5,842
            700   Rivnut Engineered Products
                  6.15%*, 2/1/01**                       700
            980   S & SLP Project
                  6.15%*, 12/1/07**                      980
            420   Schipper-DJA Properties
                  6.17%*, 10/1/05**                      420
          3,060   Schipper Enterprises
                  6.17%*, 4/1/09**                     3,060
          1,295   Technisand, Inc.
                  6.15%*, 11/1/01**                    1,295
          1,800   Tell-Schipper Properties,
                  Inc.
                  6.17%*, 10/1/03**                    1,800
          8,300   Tyler Health Facilities
                  6.35%*, 11/1/25**                    8,300
          1,980   Zanetos Partnership Project
                  6.15%*, 7/1/13**                     1,980
------------------------------------------------------------
TOTAL VARIABLE RATE NOTES                             80,871
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
PRIME OBLIGATIONS FUND                                            April 30, 1995
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                        COST
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  REPURCHASE AGREEMENTS (8.7%)
         12,000   Chase Securities
                  5.92%, 5/2/95
                  (Collateralized by 12,287
                  U.S. Treasury Bills,
                  5/18/95-5/25/95,
                  market value-$12,244)           $   12,000
         13,315   Donaldson-Lufkin Jenrette
                  5.93%, 5/1/95
                  (Collateralized by 15,318
                  various U.S. Treasury
                  securities, 0.00%-5.13%,
                  8/15/95-2/15/00,
                  market value-$13,582)               13,315
         12,000   UBS Securities, Inc.
                  5.93%, 5/2/95
                  (Collateralized by 11,780
                  U.S. Treasury Notes,
                  7.90%, 12/31/96, market
                  value-$12,245)                      12,000
------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                           37,315
------------------------------------------------------------
TOTAL (COST $429,740)(B)                          $  429,740
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $430,000.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
----------------------------------------------
  MUNICIPAL BONDS (98.6%)
ALABAMA (2.1%):
          2,530   Ardmore Industrial
                    Development Revenue,
                    4.95%*, 6/1/04**              $  2,530
          1,800   Montgomery, Alabama BMC,
                    4.75%*, 12/1/30**                1,800
                                                  --------
                                                     4,330
                                                  --------
ARKANSAS (2.4%):
          5,000   University of Arkansas,
                    4.80%*, 12/1/19**                5,000
                                                  --------
CALIFORNIA (6.8%):
          5,000   California Housing Finance
                    GIC, 4.60%, 8/1/27**             5,000
          6,000   California School Cash
                    Reserve, 4.50%, 7/5/95           6,008
          3,080   Los Angeles, California
                    Redevelopment, 8.85%,
                    7/1/95                           3,115
                                                  --------
                                                    14,123
                                                  --------
COLORADO (1.3%):
          2,645   Arapahoe County, Capital
                    Improvement, 4.45%,
                    8/31/96**                        2,645
                                                  --------
FLORIDA (8.3%):
          4,500   Broward County, Housing
                    Finance Authority, 4.95%*,
                    12/1/29**                        4,500
          9,700   Dade County, Housing Finance
                    Authority, Highway
                    Revenue, 4.95%*, 8/1/05**        9,700
            490   Florida State Board of
                    Education, 5.50%, 1/1/96           492
          2,500   Hillsborough County,
                    Ringhaven, 4.75%*,
                    12/1/11**                        2,500
                                                  --------
                                                    17,192
                                                  --------
ILLINOIS (7.5%):
          1,700   Illinois Development,
                    Kindlen, 4.80%*, 5/1/06**        1,700
          5,000   Illinois Development, Power
                    & Light, 4.10%, 5/31/95**        5,000
          5,000   Illinois Health Facility,
                    4.50%*, 11/15/24**               5,000
          1,000   Illinois State, 8.13%,
                    6/1/95                           1,023
          2,700   Kankakee County, Industrial
                    Development Revenue,
                    4.95%*, 12/1/07**                2,700
                                                  --------
                                                    15,423
                                                  --------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
INDIANA (4.5%):
          4,000   Indiana Bond Bank, 5.25%,
                    7/10/95                       $  4,005
          1,150   Indianapolis, Indiana
                    Calderon, 4.95%*, 2/1/99**       1,150
          1,995   Scottsburg, Indiana, 5.20%*,
                    10/1/09**                        1,995
          1,020   Syracuse, Economic
                    Development Revenue,
                    4.80%*, 12/1/05**                1,020
          1,220   Wakarusa, Economic
                    Development Revenue,
                    4.80%*, 7/1/03**                 1,220
                                                  --------
                                                     9,390
                                                  --------
IOWA (5.0%):
          4,325   City of Urbandale, 4.25%*,
                    10/1/15**                        4,325
          6,000   Iowa Schools, 4.25%, 7/17/95       6,008
                                                  --------
                                                    10,333
                                                  --------
KANSAS (1.8%):
          2,300   Fairway, Kansas, 4.25%*,
                    11/1/14**                        2,300
          1,500   Wamego Pollution Control
                    Revenue, 4.10%*, 11/1/14**       1,500
                                                  --------
                                                     3,800
                                                  --------
KENTUCKY (2.4%):
          2,475   Boone County, 5.20%*,
                    12/1/09**                        2,475
          2,465   Covington, Kentucky, 4.70%*,
                    4/1/05**                         2,465
                                                  --------
                                                     4,940
                                                  --------
MICHIGAN (1.3%):
          1,725   Michigan State Strategic,
                    4.75%*, 4/1/06**                 1,725
          1,000   Oakland County Economic,
                    5.80%, 9/1/95                    1,012
                                                  --------
                                                     2,737
                                                  --------
MINNESOTA (1.6%):
          3,340   St. Cloud, Housing Webway,
                    4.95%*, 11/1/05**                3,340
                                                  --------
MISSOURI (5.3%):
          3,600   Kansas City, J.C. Nichols
                    Project, 4.25%*, 5/1/15**        3,600
          2,860   St. Charles County, Cedar
                    Ridge, 4.75%*, 10/1/07**         2,860
          4,600   St. Louis Industrial
                    Development, Multi Family
                    Housing Revenue Bond,
                    Series 86, 5.05%*,
                    2/1/07**                         4,600
                                                  --------
                                                    11,060
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
NEBRASKA (2.4%):
          4,000   Nebraska Investment Finance
                    Authority, 4.75%,
                    7/15/95**                     $  4,000
            915   Nebraska Investment Finance
                    Authority, 5.00%, 7/1/15**         915
                                                  --------
                                                     4,915
                                                  --------
NEVADA (1.4%):
          1,300   Director State Nevada H2W
                    Part, 4.95%*, 8/1/14**           1,300
          1,600   Director State Nevada No.
                    Sail, 4.95%*, 8/1/01**           1,600
                                                  --------
                                                     2,900
                                                  --------
NEW YORK (0.8%):
          1,700   New York, New York, 5.00%*,
                    2/1/20**                         1,700
                                                  --------
NORTH CAROLINA (4.0%):
          8,240   Person County, Pollution
                    Control Revenue, Carolina
                    Power & Light Project,
                    4.80%*, 11/1/19**                8,240
                                                  --------
OHIO (18.1%):
            440   Akron Bath Copley, Ohio
                    Township Hospital, 4.80%*,
                    5/1/13**                           440
          2,000   Berea, Ohio, 4.50%, 10/25/95       2,002
          1,500   Cuyahoga County, 4.80%*,
                    12/1/12**                        1,500
          2,850   Dublin School District,
                    5.57%, 12/20/95                  2,854
            885   Fairfield County, 4.88%,
                    10/26/95                           887
          2,550   Fayetteville Perry, Ohio,
                    4.68%, 4/12/96                   2,554
          2,500   Franklin County Hospital,
                    4.70%*, 6/1/16**                 2,500
          4,380   Franklin County, Wesley
                    Glen, 4.82%*, 4/1/13**           4,380
          2,680   Gallia County, Industrial
                    Development Revenue,
                    Scenic Hills Nursing
                    Center, 4.40%*, 12/15/10**       2,680
          3,400   Greene County, Ohio Apple
                    Valley, 4.30%*, 8/1/09**         3,400
          3,000   Highland Heights, 5.65%,
                    12/28/95                         3,008
          3,800   Kings School District,
                    5.45%, 6/21/95                   3,803

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Lakewood, Ohio, 3.72%,
                    5/11/95                       $  4,000
          2,495   Student Loan Funding Corp.,
                    Cincinnati, Ohio, Student
                    Loan Revenue, 4.60%*,
                    12/29/98**                       2,495
            790   Summit County, Ohio, Texler
                    Project, 4.40%, 5/1/09**           790
                                                  --------
                                                    37,293
                                                  --------
PENNSYLVANIA (2.7%):
          3,100   Sayre, Health Care Facility,
                    4.75%*, 12/1/20**                3,100
          2,450   Williamsport, Area School
                    District, 3.89%, 6/30/95         2,451
                                                  --------
                                                     5,551
                                                  --------
SOUTH CAROLINA (1.2%):
          2,500   Job Economic Development
                    Revenue, 4.95%*, 12/1/99**       2,500
                                                  --------
TENNESSEE (3.0%):
          6,200   Hawkins County, Kingston,
                    5.00%*, 8/1/09**                 6,200
                                                  --------
TEXAS (3.6%):
          4,140   Harris County, 4.95%*,
                    10/1/16**                        4,140
          2,240   Texas A&M University, 8.50%,
                    7/1/95                           2,255
            950   Texas A&M University, 9.00%,
                    7/1/95                             957
                                                  --------
                                                     7,352
                                                  --------
UTAH (0.3%):
            500   Intermountain Power Agency,
                    9.90%, 7/1/95                      517
                                                  --------
VIRGINIA (1.5%):
          3,000   State Housing Development,
                    3.90%, 5/10/95                   3,000
                                                  --------
WASHINGTON (0.7%):
            500   Everett Water & Sewer,
                    8.20%, 7/1/95                      503
          1,000   Pierce County, 4.55%,
                    11/1/04**                        1,000
                                                  --------
                                                     1,503
                                                  --------
WISCONSIN (8.6%):
          1,200   Appleton, Pensor, 4.95%*,
                    8/1/01**                         1,200
          1,525   Berlin Wenninger, 4.95%*,
                    4/1/07**                         1,525
          4,000   Evansville, Wisconsin,
                    4.95%*, 12/1/08**                4,000

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
TAX-FREE MONEY MARKET FUND                                           (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    AMORTIZED
       AMOUNT                                       COST
       (000)          SECURITY DESCRIPTION         (000)
          4,000   Kenosha Metalmen, 4.95%*,
                    9/1/14**                      $  4,000
          1,000   Milwaukee, Wisconsin, 5.25%,
                    9/1/95                           1,003
          1,400   Oshkosh, Schloesser, 4.95%*,
                    3/1/02**                         1,400
          2,800   Plymouth, Industrial
                    Development Revenue,
                    4.95%*, 8/1/04**                 2,800
          1,800   Prairie Du Chien, Wisconsin,
                    4.80%*, 6/1/02**                 1,800
                                                  --------
                                                    17,728
----------------------------------------------------------
TOTAL MUNICIPAL BONDS                              203,712
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          4,318   Federated #15 Tax-Free Money
                    Market Fund                      4,318
              1   Fidelity Ohio Tax Free Fund            1
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           4,319
----------------------------------------------------------
TOTAL (COST $208,031)(B)                          $208,031
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $206,606.

(b) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities collateralized by bank letters of credit or other bank credit arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rates reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

** Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods ranging from daily, weekly, monthly or semi-annually.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (94.5%)
         250     Metropolitan Transportation
                   Authority, New York,
                   Revenue Bond, Series I,
                   AMBAC, 7.00%, 7/1/09           $   282
       1,200     Metropolitan Transportation
                   Authority, New York,
                   Service Contract, Refunding
                   Revenue Bond, Series K,
                   AMBAC, 7.50%, 7/1/17             1,318
         250     Nassau County, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bond, Hofstra
                   University Project, AMBAC,
                   6.75%, 8/01/11                     263
         700     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.30%, 6/1/10              741
         335     New York City, New York, City
                   Housing Development,
                   Revenue Bond, Series 1,
                   MBIA, 7.38%, 4/1/17                352
         675     New York City, New York, City
                   Housing Development,
                   Refunding Revenue Bond,
                   Multi-Unit Mortgage, Series
                   A, FHA, 7.35%, 6/1/19              717
         200     New York City, New York,
                   Industrial Development
                   Agency, Civic Facilities
                   Revenue Bonds, USTA
                   National Tennis Center,
                   6.38%, 11/15/14                    205
         220     New York City, New York, City
                   Transportation Authority,
                   Revenue Bond, Livingston
                   Plaza Project, FSA, 7.50%,
                   1/1/20                             247
         680     New York City, New York,
                   Cultural Resources, Revenue
                   Bond, AMBAC, 6.63%, 1/1/11         711
         300     New York City, New York,
                   General Obligation Bond,
                   Series B, FSA, 7.00%,
                   10/1/18                            312

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
       $ 350     New York City, New York,
                   General Obligation Bond,
                   Series C, FGIC, 7.00%,
                   2/1/12                         $   360
         750     New York City, New York,
                   Municipal Water Finance
                   Authority, Water & Sewer
                   System Revenue Bonds,
                   Series A, FGIC, 6.75%,
                   6/15/16                            780
         700     New York State Dormitory
                   Authority Revenue Bonds,
                   City University, Series 2,
                   MBIA 6.75%, 7/01/24                738
         750     New York State Dormitory
                   Authority, Revenue Bonds,
                   Ithaca College, MBIA,
                   6.50%, 7/1/10                      782
         400     New York State Dormitory
                   Authority, Revenue Bonds,
                   State University
                   Educational System, Series
                   B, AMBAC, 6.00%, 5/15/17           395
         225     New York State Dormitory
                   Authority, Revenue Bond,
                   Judicial Facilities Leases,
                   Series B, MBIA, 7.00%,
                   4/15/16                            239
         370     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/18                      392
         325     New York State General
                   Obligation Bonds, AMBAC,
                   6.75%, 8/1/19                      343
         500     New York State Medical Care
                   Facilities Finance Agency,
                   Unrefunded/Revenue Bond,
                   MBIA, 7.38%, 8/15/19               543
         200     New York State Medical Care
                   Facilities Finance Agency,
                   Montefiore Medical Center,
                   AMBAC, 5.75%, 2/15/25              188
         815     New York State Medical Care
                   Facilities Finance Agency,
                   Refunding Revenue Bond,
                   North Shore University
                   Hospital, MBIA, 7.20%,
                   11/1/20                            879

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY FUNDS                                                 April 30, 1995
NEW YORK TAX-FREE PORTFOLIO                                          (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
         550     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, Series A,
                   BIG, 7.10%, 2/15/27            $   575
         340     New York State Medical Care
                   Facilities Finance Agency,
                   Revenue Bond, St. Luke's,
                   Series B, MBIA, 7.45%,
                   2/15/29                            382
         550     New York State TWY Authority
                   General Revenue Bonds,
                   Series C, FGIC, 6.00%,
                   1/01/25                            539
       1,000     New York State Urban
                   Development Correctional
                   Facilities, Revenue Bond,
                   Series D, AMBAC, 7.50%,
                   1/1/12                           1,088
         400     New York State Urban
                   Development Correctional
                   Facilities, Series 1, FSA,
                   7.50%, 1/1/20                      449
         900     Triborough Bridge & Tunnel
                   Authority, Revenue Bond,
                   Series T, MBIA, 7.00%,
                   1/1/20                           1,002
       1,000     Triborough Bridge & Tunnel
                   Authority, Special
                   Obligation Refunding
                   Revenue Bond, Series B,
                   AMBAC, 6.88%, 1/1/15             1,061
---------------------------------------------------------
  TOTAL MUNICIPAL BONDS                           $15,883
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
         527     Municipal Fund for New York      $   527
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                          527
---------------------------------------------------------
  TOTAL (COST $15,485)(b)                         $16,410
---------------------------------------------------------

------------

(a) Percentages indicated are based on net assets of $16,808.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $   925
                 Unrealized depreciation
                                                  -------
                 Net unrealized appreciation      $   925
                                                  ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY FUNDS                                                 April 30, 1995
FUND FOR INCOME                                                      (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. TREASURY OBLIGATION (1.2%)
U.S. TREASURY STRIP
        2,000   zero%, 8/15/20                   $    296
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (40.3%)
        1,084   Bear Stearns Mortgage Capital
                  Corp., Series 1991-A/B1,
                  9.40%, 6/25/21                    1,084
        2,220   Bear Stearns Secured
                  Investors Trust, Series
                  1991-2/H, 7.50%, 9/20/20          2,151
          104   Drexel, Burnham & Lambert
                  Trust, Series U/1, 6.30%,
                  8/1/17                              107
        1,000   General Electric Capital
                  Mortgage, Series 93-4f,
                  7.00%, 3/25/08                      896
        1,985   Housing Securities, Inc.,
                  Series 1993-B/B4M, 7.25%,
                  4/25/08                           1,878
        1,000   Kidder, Peabody Acceptance
                  Corp., Series 1993-C1/A3,
                  6.80%, 9/1/06                       927
          153   Merrill Lynch Trust, Series
                  27/D, 8.90%, 10/20/15               155
        1,366   Prudential Home Mortgage,
                  Series 1992-42/M, 7.00%,
                  1/25/08                           1,291
        1,500   Resolution Trust Corp.,
                  Series 1992-2/B4, 8.20%,
                  11/25/21                          1,476
---------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         9,965
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (41.7%)
FEDERAL HOME LOAN MORTGAGE CORPORATION:
          335   8.85%, 4/15/20                        338
          115   9.30%, 8/15/15                        117
        1,337   9.50%, 8/1/19-12/1/22               1,389
          237   10.00%, 2/1/17-9/1/19                 253
           18   12.00%, 10/1/10-7/1/14                 21

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
      (000)         SECURITY DESCRIPTION          (000)
FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        1,304   8.00%, 11/25/20                  $  1,221
        1,683   8.50%, 8/1/24-1/13/25               1,712
           25   9.50%, 1/1/19                          28
          154   10.00%, 5/1/13-2/1/18                 172
           10   10.50%, 1/1/18                         11
           55   12.00%, 8/1/13-4/1/15                  61
           36   13.00%, 12/1/12                        41
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        2,272   9.50%, 8/15/17-10/15/19             2,390
        2,115   10.00%, 3/15/16-6/15/21             2,289
           97   10.25%, 3/15/19-6/15/19               103
           82   10.50%, 2/15/16                        90
           66   11.00%, 9/20/14                        74
---------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                   10,310
---------------------------------------------------------
---------------------------------------------------------
  REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS (12.6%)
        1,000   Federal National Mortgage
                  Association, Series 1991-
                  13/C, 8.25%, 3/25/04              1,017
           76   Federal National Mortgage
                  Association, Series G-18/6,
                  8.75%, 7/25/01                       76
        1,920   Federal National Mortgage
                  Association, Series
                  1988-4/Z, 9.25%, 3/25/18          2,014
---------------------------------------------------------
  TOTAL REAL ESTATE MORTGAGE INVESTMENT
      CONDUITS                                      3,107
---------------------------------------------------------
---------------------------------------------------------
  REPURCHASE AGREEMENT (4.1%)
        1,003   Donaldson, Lufkin & Jenrette
                  Securities Corp., 5.93%,
                  dated 4/28/95, due 5/1/95
                  (Collateralized by various
                  U.S. Treasury securities)         1,003
---------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT                        1,003
---------------------------------------------------------
TOTAL (COST $24,172)(B)                          $ 24,681
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $24,713.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                Unrealized appreciation          $    842
                Unrealized depreciation              (333)
                                                 --------
                Net unrealized appreciation      $    509
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (1.8%)
        1,000    American Express Co., 6.05%,
                   7/15/97                        $    978
        1,000    Capital Auto Receivables
                   Trust, 5.35%, 2/15/98               989
          955    Capital Auto Receivables
                   Trust, 4.90%, 2/17/98               952
          201    GMAC 1993 A Grantor Trust,
                   4.15%, 3/15/98                      198
----------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                        3,117
----------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        1,540    7.00%, 7/15/98                      1,535
        2,000    5.50%, 10/15/02                     1,933
        2,000    5.50%, 11/15/03                     1,924
          482    8.40%, 1/15/05                        487
          937    6.00%, 2/15/13                        933
          258    8.00%, 1/15/18                        258
        1,300    8.50%, 9/15/19                      1,316
FEDERAL NATIONAL MORTGAGE ASSOC.:
        2,000    6.00%, 10/25/03                     1,965
        1,000    8.00%, 3/25/04                      1,007
        1,522    5.75%, 6/25/06                      1,471
          849    7.00%, 2/25/18                        844
          883    7.50%, 7/25/18                        879
                                                  --------
                                                    14,552
                                                  --------
---------------------------------------------------------
  CORPORATE BONDS (18.5%)
AUTOMOTIVE (0.3%):
          500    Ford Motor, 7.88%, 10/15/96           506
                                                  --------
BANKING & FINANCIAL SERVICES (0.3%):
          500    Bankers Trust, 7.25%, 11/1/96         502
                                                  --------
BROKERAGE SERVICES (2.0%):
        2,000    Lehman Brothers, 5.75%,
                   11/15/98                          1,858
        1,500    Lehman Brothers Holding,
                   5.50%, 6/15/96                    1,474
                                                  --------
                                                     3,332
                                                  --------
BUSINESS EQUIPMENT (1.3%):
        2,175    International Business
                   Machines Corp., 6.38%,
                   11/1/97                           2,145
                                                  --------
CHEMICALS (0.6%):
        1,000    Dow Capital, 5.75%, 9/15/97           972
                                                  --------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
CONSUMER GOODS & SERVICES (0.6%):
        1,000    PepsiCo, Inc., 5.63%, 7/1/95     $  1,000
                                                  --------
FINANCIAL SERVICES (6.5%):
        2,000    American General Corp.,
                   6.88%, 7/1/99                     1,957
        1,000    Associates Corp.,6.88%,
                   1/15/97                           1,000
        1,500    Associates Corp.,7.25%,
                   9/1/99                            1,492
        3,000    Ford Motor Credit Corp.,
                   7.13%, 12/1/97                    3,004
        1,000    ITT Finance, 7.38%, 10/15/95        1,005
        2,000    Norwest Corp., 7.75%,
                   12/31/96                          2,030
          500    Norwest Financial, 7.10%,
                   11/15/96                            502
                                                  --------
                                                    10,990
                                                  --------
FOOD PRODUCTS (0.4%):
          775    H.J. Heinz Co., 5.50%,
                   9/15/97                             756
                                                  --------
GOVERNMENTS (FOREIGN) (0.6%):
        1,000    Province of Ontario Global
                   Bonds, 5.70%, 10/1/97               973
                                                  --------
INDUSTRIAL GOODS & SERVICES (1.2%):
        2,000    Burlington Resources, 7.15%,
                   5/1/99                            1,985
                                                  --------
INSURANCE (2.1%):
          500    International Lease Finance
                   Corp., 6.38%, 11/1/96               496
        2,000    International Lease Finance
                   Corp., 8.35%, 10/1/98             2,063
        1,000    Transamerica Finance, 5.40%,
                   9/1/95                              997
                                                  --------
                                                     3,556
                                                  --------
POLLUTION CONTROL SERVICES (1.5%):
          500    Waste Management, 6.38%,
                   7/1/97                              493
        2,000    WMX Technologies, 7.13%,
                   3/22/97                           2,005
                                                  --------
                                                     2,498
                                                  --------
UTILITIES -- ELECTRIC & GAS (1.1%):
        1,000    Northern Illinois Gas, 5.50%,
                   2/1/97                              976
        1,000    Northern States Power, 5.50%,
                   2/1/99                              944
                                                  --------
                                                     1,920
----------------------------------------------------------
TOTAL CORPORATE BONDS                               31,135
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
LIMITED TERM INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.7%)
FEDERAL NATIONAL MORTGAGE ASSOC.:
        3,000    5.23%, 11/25/98                  $  2,826
----------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                       2,826
----------------------------------------------------------
---------------------------------------------------------
  U.S. TREASURY NOTES (64.8%)
        4,000    5.50%, 4/30/96                      3,968
        1,000    7.63%, 5/31/96                      1,013
        8,000    6.50%, 9/30/96                      8,002
        9,000    7.50%, 12/31/96                     9,136
       18,000    7.50%, 1/31/97                     18,273
        1,000    6.75%, 2/28/97                      1,003
       16,000    6.88%, 2/28/97                     16,078
       10,000    6.63%, 3/31/97                     10,005
        7,000    6.50%, 8/15/97                      6,978
        3,000    7.38%, 11/15/97                     3,046
        1,500    6.00%, 12/31/97                     1,475
        4,500    5.13%, 4/30/98                      4,306
        6,500    8.25%, 7/15/98                      6,774
        7,000    5.25%, 7/31/98                      6,689
       12,000    7.13%, 2/29/00                     12,110
----------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          108,856
----------------------------------------------------------

     PRINCIPAL                                     MARKET
      AMOUNT                                       VALUE
       (000)         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  INVESTMENT COMPANIES (3.1%)
        5,183    Shearson U.S. Treasury Fund      $  5,183
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           5,183
----------------------------------------------------------
TOTAL (COST $166,188)(B)                          $165,669
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $168,112.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation          $  1,161
                 Unrealized depreciation            (1,681)
                                                  --------
                 Net unrealized depreciation      $   (520)
                                                  =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGE 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GOVERNMENT MORTGAGE FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.6%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,000    5.50%, 10/15/02                 $  4,832
          500    5.00%, 8/15/11                       492
FEDERAL NATIONAL MORTGAGE ASSOC.:
       10,000    7.50%, 8/25/22                     9,809
---------------------------------------------------------
                TOTAL COLLATERALIZED MORTGAGE
                                  OBLIGATIONS      15,133
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT
  AGENCIES (86.8%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        5,927    8.00%, 1/1/00                      5,922
          209    9.50%, 8/1/21                        218
        3,128    5.99%, 12/1/23                     3,136
       19,787    7.50%, 4/1/24                     19,351
FEDERAL NATIONAL MORTGAGE ASSOC.:
        1,395    8.00%, 5/1/17                      1,394
        2,322    9.50%, 6/1/22                      2,420
        9,768    6.50%, 4/1/24                      9,050
        3,888    8.50%, 8/1/24                      3,952
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          105    8.50%, 6/15/16                       107
          252    8.50%, 7/15/16                       257
          109    9.00%, 9/15/16                       113
          181    8.50%, 10/15/16                      185
          108    9.50%, 11/15/16                      114
          726    8.50%, 1/15/17                       740
          578    8.50%, 2/15/17                       589
          233    8.50%, 4/15/17                       238
          200    8.50%, 5/15/17                       204
          473    8.50%, 6/15/17                       483
        2,093    9.50%, 11/15/17                    2,195
          113    10.00%, 1/15/18                      121
          517    9.00%, 11/15/18                      536
          423    9.50%, 1/15/19                       444
          317    10.50%, 8/15/19                      344
          469    8.50%, 12/15/19                      478
           45    8.50%, 2/15/20                        46
        1,426    9.50%, 5/15/20                     1,496
        3,278    9.75%, 1/15/21                     3,504
        1,551    9.00%, 3/15/21                     1,606
          121    8.50%, 5/15/21                       124

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)         SECURITY DESCRIPTION         (000)
        1,185    9.00%, 5/15/21                  $  1,227
          311    8.00%, 6/15/21                       311
        1,332    9.00%, 6/15/21                     1,379
        2,307    9.50%, 6/15/21                     2,422
       13,249    8.00%, 5/15/22                    13,257
        4,043    8.00%, 10/15/22                    4,046
        3,088    9.00%, 2/15/23                     3,202
        2,870    8.50%, 3/15/23                     2,928
          803    7.50%, 6/15/23                       786
        4,591    7.50%, 7/15/23                     4,490
        1,527    8.00%, 8/15/23                     1,528
        4,887    7.00%, 9/15/23                     4,636
        2,833    7.00%, 10/15/23                    2,687
        4,619    7.00%, 12/15/23                    4,384
        8,295    7.50%, 1/15/24                     8,106
        3,933    7.50%, 2/15/24                     3,842
        4,048    8.50%, 10/15/24                    4,134
        1,714    8.75%, 8/15/25                     1,739
---------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCIES     124,471
---------------------------------------------------------
---------------------------------------------
  U.S. TREASURY NOTES (1.5%)
        1,000    5.50%, 4/30/96                       992
        1,100    8.75%, 8/15/00                     1,189
---------------------------------------------------------
                    TOTAL U.S. TREASURY NOTES       2,181
---------------------------------------------------------
---------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        1,177    Shearson U.S. Treasury Fund        1,177
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,177
---------------------------------------------------------
TOTAL (COST $147,319)(B)                         $142,962
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $143,435.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $41. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    422
                 Unrealized depreciation           (4,820)
                                                 --------
                 Net unrealized depreciation     $ (4,398)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  ASSET BACKED SECURITIES (0.7%)
CAPITAL AUTO RECEIVABLES TRUST
        1,000    5.35%, 2/15/98                  $    989
---------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                         989
---------------------------------------------------------
---------------------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)
FEDERAL HOME LOAN MORTAGAGE CORP.
        1,000    7.00%, 5/15/99                       992
        1,800    6.50%, 5/15/03                     1,713
        1,406    5.00%, 11/15/04                    1,401
        2,500    5.80%, 4/15/14                     2,468
        1,994    6.50%, 7/15/16                     1,959
          258    8.00%, 1/15/18                       258
        1,968    7.50%, 9/15/20                     1,963
        2,500    8.40%, 1/15/21                     2,520
FEDERAL NATIONAL MORTGAGE ASSOC.
        2,475    6.00%, 10/25/03                    2,432
        1,103    7.50%, 7/25/18                     1,098
        4,000    6.25%, 5/25/19                     3,755
        2,000    8.50%, 8/25/19                     2,051
---------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS          22,610
---------------------------------------------------------
---------------------------------------------------------
  CORPORATE BONDS (39.1%)
APPLIANCES (0.8%):
        1,000    Whirlpool Corp. Notes
                   9.50%, 6/15/00                   1,089
                                                 --------
AUTOMOTIVE (2.8%):
        1,000    Ford Motor Co.
                   9.00%, 9/15/01                   1,076
          500    Ford Motor Credit Co.
                   9.50%, 4/15/00                     542
          500    Ford Motor Holdings, Inc.
                   9.25%, 3/1/00                      534
          500    General Motors Corp.
                   9.75%, 5/15/99                     514
        1,000    General Motors Corp.
                   9.63%, 12/1/00                   1,086
                                                 --------
                                                    3,752
                                                 --------
BANKING (0.4%):
          500    Comerica, Inc.
                   10.13%, 6/1/98                     537
                                                 --------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
BROKERAGE SERVICES (10.9%):
        4,000    Bear Stearns Co.
                   9.38%, 6/1/01                 $  4,305
        5,000    Lehman Brothers Holdings
                   5.75%, 11/15/98                  4,643
        2,500    Merrill Lynch & Co.
                   8.25%, 11/15/99                  2,563
        3,500    Salomon, Inc.
                   6.75%, 1/15/06                   2,993
                                                 --------
                                                   14,504
                                                 --------
                              CHEMICALS (1.5%):
        1,000    Dow Chemical
                   5.75%, 9/15/97                     973
        1,000    Monsanto Defined
                   8.13%, 12/15/06                  1,032
                                                 --------
                                                    2,005
                                                 --------
FINANCIAL SERVICES (7.0%):
        2,000    American Express
                   8.50%, 8/15/01                   2,115
        3,000    American General Corp.
                   7.70%, 10/15/99                  3,034
        1,000    Norwest Corp.
                   7.75%, 12/31/96                  1,015
        3,000    Transamerica Financial
                   8.75%, 10/1/99                   3,138
                                                 --------
                                                    9,302
                                                 --------
FOOD PRODUCTS (0.7%):
        1,000    Super Valu, Inc.
                   5.88%, 11/15/95                    998
                                                 --------
GOVERNMENT AGENCY (0.4%):
          500    Private Export Funding
                   9.00%, 1/31/96                     508
                                                 --------
INDUSTRIAL GOODS & SERVICES (8.4%):
        2,000    American Home Products
                   7.70%, 2/15/00                   2,025
        3,000    Amoco Canada
                   7.25%, 12/1/02                   2,985
        1,000    Grand Metropolitan Investment
                   Corp.
                   8.63%, 8/15/01                   1,070
        3,000    Service Corp. International
                   8.38%, 12/15/04                  3,131
        2,000    WMX Technologies Waste
                   Management
                   7.13%, 3/22/97                   2,005
                                                 --------
                                                   11,216
                                                 --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERMEDIATE INCOME FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
INSURANCE (0.4%):
          500    St. Paul Cos., Inc.
                   9.38%, 6/15/97                $    526
                                                 --------
OIL & GAS EXPLORATION (1.2%):
          500    British Petroleum America
                   10.15%, 3/15/96                    514
        1,000    Cheveron Corp. Amortization
                   Notes
                   8.11%, 12/1/04                   1,044
                                                 --------
                                                    1,558
                                                 --------
PRINTING & PUBLISHING (1.6%):
        1,000    Knight Ridder, Inc.
                   8.50%, 9/1/01                    1,063
        1,000    R.R. Donnelly & Sons Co.
                   9.13%, 12/1/00                   1,095
                                                 --------
                                                    2,158
                                                 --------
RETAIL STORES (0.8%):
          500    J.C. Penney, Inc.
                   9.05%, 3/1/01                      538
          500    Sears Roebuck & Co.
                   9.50%, 6/1/99                      537
                                                 --------
                                                    1,075
                                                 --------
TELECOMMUNICATIONS (2.2%):
          750    Communications Satellite
                   8.13%, 4/1/04                      775
        2,000    GTE Corp. Notes
                   9.10%, 6/1/03                    2,143
                                                 --------
                                                    2,918
---------------------------------------------------------
TOTAL CORPORATE BONDS                              52,146
---------------------------------------------------------
---------------------------------------------------------
  U.S. GOVERNMENT AGENCIES (1.4%)
FEDERAL NATIONAL MORTAGE ASSOC.:
        2,000    5.23%, 11/25/98                    1,884
---------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                      1,884
---------------------------------------------------------

     PRINCIPAL                                    MARKET
      AMOUNT                                      VALUE
       (000)          SECURITY DESCRIPTION        (000)
---------------------------------------------------------
  U.S. TREASURY NOTES (38.6%)
        7,500    9.25%, 1/15/96                  $  7,651
        3,000    9.38%, 4/15/96                     3,087
        2,000    5.50%, 4/30/96                     1,984
        5,000    7.38%, 5/15/96                     5,049
        6,500    6.88%, 4/30/97                     6,534
        2,000    5.63%, 1/31/98                     1,945
        5,000    7.25%, 2/15/98                     5,068
        7,000    7.00%, 4/15/99                     7,050
        2,000    7.50%, 10/31/99                    2,048
        1,000    6.38%, 1/15/00                       980
        8,000    7.13%, 2/29/00                     8,073
        2,000    6.88%, 3/31/00                     1,997
---------------------------------------------------------
TOTAL U.S. TREASURY NOTES                          51,466
---------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (1.3%)
        1,783    Shearson U.S. Treasury Fund        1,783
---------------------------------------------------------
TOTAL INVESTMENT COMPANIES                          1,783
---------------------------------------------------------
TOTAL (COST $133,485)(B)                         $130,878
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $133,225.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                 Unrealized appreciation         $    885
                 Unrealized depreciation           (3,492)
                                                 --------
                 Net unrealized depreciation     $ (2,607)
                                                 =========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  ASSET BACKED SECURITIES (1.6%)
CAPITAL AUTO RECEIVABLES ASSET TRUST
            979   4.90%, 2/17/98                  $      976
RAILCAR TRUST, SERIES 92-1
            459   7.75%, 6/1/04                          465
------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES                          1,441
------------------------------------------------------------
----------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
FEDERAL HOME LOAN MORTGAGE CORP.:
          1,180   7.50%, 4/1/07                        1,178
FEDERAL NATIONAL MORTGAGE ASSOC.:
             67   7.00%, 3/25/18                          67
            155   7.25%, 6/25/18                         154
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION               1,399
------------------------------------------------------------
----------------------------------------------
  CORPORATE BONDS (28.4%)
AUTOMOTIVE (1.7%):
          1,000   Ford Motor Co.
                  9.00%, 9/15/01                       1,076
            500   General Motors
                  9.13%, 7/15/95                         535
                                                  ----------
                                                       1,611
                                                  ----------
BANKING (6.2%):
            600   BankAmerica Corp.
                  9.63%, 2/13/01                         657
          1,500   Crestar Finance Corp.
                  8.75%, 11/15/04                      1,591
            500   First Bank System
                  8.00%, 7/2/04                          514
          1,020   First Union Corp.
                  9.45%, 6/15/99                       1,095
            800   SunTrust Banks, Inc.
                  7.38%, 7/1/02                          799
          1,000   Wells Fargo & Co.
                  8.75%, 5/1/02                        1,061
                                                  ----------
                                                       5,717
                                                  ----------
BROKERAGE SERVICES (2.3%):
          1,000   Morgan Stanley
                  8.88%, 10/15/01                      1,056
          1,280   Morgan Stanley
                  7.25%, 10/15/23                      1,069
                                                  ----------
                                                       2,125
                                                  ----------
COMPUTER (0.6%):
            510   International Business
                  Machines
                  9.00%, 5/1/98                          510
                                                  ----------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
CREDIT INSTITUTIONS -- PERSONAL (0.6%):
            510   General Electric Credit
                  Corp.
                  8.75%, 11/26/96                 $      524
                                                  ----------
FINANCIAL SERVICES (7.6%):
          1,025   BHP Finance Ltd.
                  6.75%, 11/1/13                         880
            255   Ford Motor Credit Co.
                  9.40%, 11/16/95                        259
          1,000   General Motors Acceptance
                  Co.
                  6.28%*, 6/7/96                         999
          1,000   General Motors Acceptance
                  Co.
                  7.13%, 6/1/99                          985
          1,000   General Motors Acceptance
                  Co.
                  5.50%, 12/15/01                        886
          1,020   Merrill Lynch
                  8.25%, 11/15/99                      1,046
          2,000   Salomon Brothers
                  4.44%, 8/9/95                        1,988
                                                  ----------
                                                       7,043
                                                  ----------
GOVERNMENTS (FOREIGN) (0.5%):
            500   Republic of Iceland
                  6.13%, 2/1/04                          449
                                                  ----------
INDUSTRIAL GOODS & SERVICES (4.4%):
          1,000   American Home Products
                  7.70%, 2/15/00                       1,013
          1,000   Georgia-Pacific
                  9.95%, 6/15/02                       1,116
            700   Philip Morris Co.
                  9.00%, 1/1/01                          746
          1,200   RJR Nabisco, Inc.
                  8.00%, 1/15/00                       1,182
                                                  ----------
                                                       4,057
                                                  ----------
INSURANCE (1.0%):
          1,100   Nationwide Mutual
                  Insurance Surplus
                  7.50%, 2/15/24                         954
                                                  ----------
OIL & GAS EXPLORATION (0.8%):
            700   Atlantic Richfield Co.
                  9.00%, 4/1/21                          765
                                                  ----------
OIL & GAS TRANSMISSION (0.6%):
            510   Shell Oil Co.
                  7.00%, 9/15/95                         511
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INVESTMENT QUALITY BOND FUND                                         (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
TELECOMMUNICATIONS (2.1%):
            510   GTE Hawaiian Telephone
                  Service
                  9.00%, 12/1/00                  $      525
            510   MCI Communications
                  7.63%, 11/7/96                         514
            360   Northern Telecom Ltd.
                  8.25%, 6/13/96                         366
            510   Southwestern Bell Co.
                  8.30%, 6/1/96                          518
                                                  ----------
                                                       1,923
------------------------------------------------------------
TOTAL CORPORATE BONDS                                 26,189
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (38.0%)
FEDERAL HOME LOAN MORTGAGE CORP.:
            150   8.00%, 5/1/02                          151
            350   8.00%, 8/1/02                          354
            238   8.00%, 6/1/08                          237
            277   8.00%, 11/1/08                         276
FEDERAL NATIONAL MORTGAGE ASSOC.:
            994   8.00%, 1/1/23                          993
          1,562   7.50%, 3/1/24                        1,529
          1,500   9.00%, 5/1/25                        1,549
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
          2,815   6.50%, 2/15/09                       2,705
          1,597   9.00%, 2/15/17                       1,654
          1,513   8.50%, 9/15/17                       1,544
            891   9.00%, 6/15/18                         923
          1,667   9.00%, 10/15/19                      1,727
          2,738   9.00%, 12/15/19                      2,836
          1,742   9.00%, 1/15/20                       1,809
          1,128   9.00%, 2/15/20                       1,168
            740   8.50%, 11/15/21                        756
          2,657   7.50%, 8/15/22                       2,600
          1,646   8.50%, 8/15/22                       1,681
          1,228   8.50%, 2/15/23                       1,253
          1,464   7.00%, 10/15/23                      1,389
          1,378   7.50%, 10/15/23                      1,345
          4,794   7.50%, 1/15/24                       4,683
          1,962   7.50%, 5/15/24                       1,916
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                        35,078
------------------------------------------------------------

     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  U.S. TREASURY BONDS (12.5%)
          2,600   8.88%, 2/15/19                  $    3,001
          3,000   8.00%, 11/15/21                      3,188
          2,900   7.13%, 2/15/23                       2,798
          1,500   7.50%, 11/15/24                      1,520
          1,000   7.63%, 2/15/25                       1,035
------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                             11,542
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (14.9%)
          3,000   7.50%, 2/29/96                       3,029
          1,000   7.50%, 12/31/96                      1,015
          1,000   8.00%, 1/15/97                       1,024
          1,000   7.75%, 12/31/99                      1,034
          2,500   7.75%, 1/31/00                       2,585
          3,000   7.13%, 2/29/00                       3,027
          2,000   7.50%, 2/15/05                       2,061
------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                             13,775
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
          1,942   Shearson U.S. Treasury Fund          1,942
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,942
------------------------------------------------------------
TOTAL (COST $93,388) (B)                          $   91,366
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $92,202.

(b) Represents costs for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $      646
                  Unrealized depreciation             (2,668)
                                                  ----------
                  Net unrealized depreciation     $   (2,022)
                                                  ==========

 * Corporate Bonds with floating rates are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at April 30, 1995.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  MUNICIPAL BONDS (97.6%)
ALTERNATIVE MINIMUM TAX PAPER (11.1%):
          2,500   Student Loan Funding Corp.,
                  Series A
                  5.50%, 12/1/01                  $    2,463
          4,000   Student Loan Funding Corp.,
                  Series A
                  5.85%, 8/1/04                        4,005
------------------------------------------------------------
TOTAL ALTERNATIVE MINIMUM TAX PAPER                    6,468
------------------------------------------------------------
----------------------------------------------
  GENERAL OBLIGATION BONDS (43.2%)
COUNTY, CITY, SPECIAL DISTRICT & SCHOOLS (39.7%):
          1,500   Batavia, Ohio Local School
                  District
                  7.00%, 12/1/14                       1,656
            750   Batavia, Ohio Local School
                  District
                  6.30%, 12/1/22                         769
            500   Canton, Waterworks System
                  5.75%, 12/1/10                         491
          1,325   Clyde-Green Springs Village,
                  Ohio School District
                  6.10%, 12/1/19                       1,302
            500   Columbus, Ohio, Series B
                  6.10%, 1/1/03                          531
          1,500   Columbus, Ohio
                  6.20%, 1/1/04                        1,604
          1,385   Crawford County, Ohio,
                  AMBAC
                  6.75%, 12/1/19                       1,477
          1,000   Cuyahoga Falls, Ohio, MBIA
                  6.00%, 12/1/15                         987
          2,500   Franklin County, Ohio
                  Courthouse
                  6.38%, 12/1/01                       2,724
          1,000   Hilliard, Ohio School
                  District
                  6.15%, 12/1/06                       1,035
          2,500   Indian Valley, Ohio Local
                  School District
                  7.00%, 12/1/14                       2,760
            750   Kings, Ohio Local School
                  District
                  7.00%, 12/1/09                         795
          1,250   Lakeview, Ohio Local School
                  District
                  AMBAC
                  6.95%, 12/1/19                       1,380
            540   Lakewood, Ohio
                  5.40%, 12/1/05                         540

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
            600   Madison County, Ohio
                  7.00%, 12/1/19                  $      667
          1,000   Munroe Falls, Ohio, Series A
                  AMBAC
                  6.95%, 12/1/14                       1,103
            500   Toledo, Ohio, AMBAC
                  6.10%, 12/1/14                         501
          1,820   Trumbull County, Ohio
                  5.75%, 12/1/03                       1,892
            880   Tuscarawas Valley, Ohio
                  Local
                  School District, AMBAC
                  6.00%, 12/1/19                         863
                                                  ----------
                                                      23,077
                                                  ----------
STATE (3.5%):
          2,000   Ohio State, Refunding &
                  Improvement
                  5.50%, 8/1/03                        2,044
------------------------------------------------------------
TOTAL GENERAL OBLIGATION BONDS                        25,121
------------------------------------------------------------
----------------------------------------------
  REVENUE BONDS (43.3%)
HOSPITALS, NURSING HOMES & HEALTH CARE (17.7%):
          2,250   Butler County, Ohio
                  Middletown Regional
                  Hospital, GFIC
                  6.75%, 11/15/10                      2,411
          1,000   Clermont County Hospital
                  Facility
                  6.00%, 9/1/19                          977
          1,720   Franklin County, Riverside
                  Hospital
                  7.25%, 5/15/20                       1,864
          1,000   Garfield Heights, Ohio
                  Marymount Hospital,
                  Refunding & Improvement
                  6.70%, 11/15/15                      1,016
          2,400   Lake County Hospital
                  Improvement Facilities
                  6.38%, 8/15/03                       2,523
          1,480   Lucas County, Ohio Hospital,
                  Series B
                  5.75%, 8/15/03                       1,526
                                                  ----------
                                                      10,317
                                                  ----------
HOUSING (3.1%):
          1,775   Ohio Cap Corp.
                  6.35%, 7/1/22                        1,775
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO MUNICIPAL BOND FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
PUBLIC FACILITIES (CONVENTION, SPORT) (5.3%):
          2,000   Ohio State Building
                  Authority,
                  Adult Correctional
                  Facilities
                  6.00%, 10/1/07                  $    2,048
          1,000   Ohio State Public
                  Facilities,
                  Higher Education
                  5.88%, 12/1/04                       1,029
                                                  ----------
                                                       3,077
                                                  ----------
UTILITIES (SEWERS, TELEPHONE, ELECTRIC) (17.2%):
            540   Cambridge, Ohio Water
                  System
                  5.50%, 12/1/08                         526
          1,935   Cleveland Public Power
                  Systems, MBIA
                  7.00%, 11/15/24                      2,147
          1,000   Cleveland Public Power
                  Systems, MBIA
                  6.00%, 11/15/02                      1,051
          1,750   Cleveland Regional Sewer
                  District
                  6.75%, 5/15/04                       1,940
          1,000   Cleveland, Ohio Waterworks
                  Series 1-92B
                  6.25%, 1/1/05                        1,055
          1,950   Columbus, Ohio Sewer
                  6.25%, 6/1/08                        2,006
            750   Columbus, Ohio Water
                  Systems
                  6.38%, 11/1/10                         769
            500   Southwest Regional Water,
                  MBIA
                  6.00%, 12/1/20                         488
                                                  ----------
                                                       9,982
                                                  ----------
TOTAL REVENUE BONDS                                   25,151
------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                 56,740
------------------------------------------------------------

     SHARES OR
     PRINCIPAL                                      MARKET
       AMOUNT                                       VALUE
       (000)          SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (1.9%)
                  Dreyfus Ohio Money Market
          1,131   Institutional Fund              $    1,131
------------------------------------------------------------
Total Investment Companies                             1,131
------------------------------------------------------------
TOTAL (COST $57,596) (B)                              57,871
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of 58,137.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $26. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation              1,006
                  Unrealized depreciation               (757)
                                                  ----------
                  Net unrealized appreciation     $      249
                                                  ==========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
---------------------------------------------------------
  COLLATERALIZED MORTGAGE
  OBLIGATION (2.4%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        465,548   7.50%, 4/1/07                   $      465
FEDERAL NATIONAL MORTGAGE ASSOC.:
        968,818   7.40%, 7/25/17                         968
        925,817   6.50%, 4/25/22                         872
      1,500,000   9.00%, 5/1/25                        1,548
------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS              3,853
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (53.7%)
AEROSPACE/DEFENSE (3.3%):
         21,400   Boeing Co.                           1,177
         11,800   General Dynamics Corp.                 547
         20,300   Lockheed Martin Corp.(c)             1,173
         33,650   Raytheon Co.                         2,448
                                                  ----------
                                                       5,345
                                                  ----------
ALUMINUM (1.4%):
         50,300   Aluminum Co. of America              2,257
                                                  ----------
AUTOMOBILES (1.0%):
          8,000   Chrysler Corp.                         345
          1,200   Fiat - ADR                              24
         45,000   Ford Motor Co.                       1,215
                                                  ----------
                                                       1,584
                                                  ----------
BANKS (4.7%):
            900   BBV - ADR                               24
         54,900   BankAmerica Corp.                    2,718
         28,200   Comerica, Inc.                         811
         13,800   CoreStates Financial Corp.             450
         27,600   First Union Corp.                    1,249
          1,300   IMI - ADR                               24
         33,150   J.P. Morgan & Co., Inc.              2,176
                                                  ----------
                                                       7,452
                                                  ----------
BEVERAGES (1.3%):
         33,900   Anheuser Busch Co., Inc.             1,971
          1,300   Coca-Cola Femsa - ADR                   26
                                                  ----------
                                                       1,997
                                                  ----------
CHEMICALS (1.2%):
         10,100   Dow Chemical Co.                       702
          8,300   Eastman Chemical                       471
          1,200   Imperial Chemical - ADR                 58
         18,200   Lubrizol Corp.                         635
          3,200   Montedison - ADR(c)                     24
          1,000   Norsk Hydro - ADR                       40
                                                  ----------
                                                       1,930
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
COMPUTERS & PERIPHERALS (0.9%):
         13,600   Cisco Systems(c)                $      542
         13,400   Hewlett Packard Co.                    886
                                                  ----------
                                                       1,428
                                                  ----------
CONGLOMERATES (0.0%):
          3,000   Hanson PLC, ADR                         57
                                                  ----------
CONTAINERS (0.4%):
         28,600   Newell Co.                             676
                                                  ----------
COSMETICS & RELATED (0.6%):
         15,400   Avon Products                          974
                                                  ----------
ELECTRICAL EQUIPMENT (1.8%):
         13,100   Emerson Electric Co.                   881
         34,400   General Electric Co.                 1,926
            900   Hitachi - ADR                           92
                                                  ----------
                                                       2,899
                                                  ----------
ELECTRONIC COMPUTING EQUIPMENT (0.7%)
         26,900   Compaq Computer Corp.(c)             1,022
                                                  ----------
ENTERTAINMENT (0.1%)
            450   Matsushita Electric - ADR               76
          1,500   Sony - ADR                              76
                                                  ----------
                                                         152
                                                  ----------
FINANCIAL SERVICES (2.2%):
         26,400   American Express Co.                   917
         15,300   Federal National Mortgage
                    Assoc.                             1,350
         27,300   Household International,
                    Inc.                               1,280
                                                  ----------
                                                       3,547
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         16,500   Supervalu, Inc.                        435
                                                  ----------
FOOD PROCESSING & PACKAGING (0.2%):
         10,000   Sara Lee Corp.                         279
                                                  ----------
FOREST PRODUCTS (2.8%):
         20,300   Georgia Pacific Corp.                1,611
         25,000   International Paper Co.              1,925
         19,700   Union Camp Corp.                       987
                                                  ----------
                                                       4,523
                                                  ----------
HEAVY MACHINERY (0.5%):
          9,000   Deere & Co.                            738
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (0.1%):
          3,100   Johnson & Johnson, Inc.                202
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INSURANCE (1.3%):
         25,100   Allstate                        $      762
         12,000   American General Corp.                 396
          9,200   Chubb Corp.                            736
          3,200   St. Paul Cos., Inc.                    154
                                                  ----------
                                                       2,048
                                                  ----------
MANUFACTURING (0.9%):
         24,700   Allied Signal, Inc.                    979
         12,300   Litton Industries, Inc.(c)             426
                                                  ----------
                                                       1,405
                                                  ----------
MEDICAL SUPPLIES (0.3%):
          6,600   Medtronic, Inc.                        491
                                                  ----------
METALS (0.3%):
          1,300   SKF Corp. - ADR(c)                      27
         17,100   USX U.S. Steel Group                   522
                                                  ----------
                                                         549
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (0.3%):
          1,000   Canon - ADR                             83
          9,700   Pitney Bowes, Inc.                     360
                                                  ----------
                                                         443
                                                  ----------
OIL (7.0%):
         12,000   Atlantic Richfield Co.               1,374
            700   British Petroleum Co., PLC,
                    ADR                                   60
         49,800   Chevron Corp.                        2,359
         15,000   Exxon Corp.                          1,044
         28,700   Mobil Corp.                          2,723
          1,400   Repsol - ADR                            45
            400   Royal Dutch Petroleum - ADR             50
         49,500   Texaco, Inc.                         3,385
          1,000   YPF S.A. - ADR(c)                       20
                                                  ----------
                                                      11,060
                                                  ----------
OIL & GAS EXPLORATION (2.5%):
         52,600   Enron Corp.                          1,788
         60,200   Phillips Petroleum Co.               2,107
                                                  ----------
                                                       3,895
                                                  ----------
OILFIELD EQUIPMENT & SERVICES (0.7%):
         46,500   Baker Hughes, Inc.                   1,046
                                                  ----------
PAINT, VARNISHES & ENAMELS (0.2%):
          7,700   Sherwin Williams Co.                   274
                                                  ----------
PAPER (0.0%):
            800   Fletcher Challange - ADR                22
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
PHARMACEUTICALS (3.4%):
         49,000   Abbott Laboratories             $    1,929
         11,400   American Home Products Corp.           879
         13,600   Merck & Co., Inc.                      583
         11,900   Pfizer, Inc.                         1,031
         12,100   Schering-Plough                        912
          1,400   SmithKline Beecham                      54
                                                  ----------
                                                       5,388
                                                  ----------
PUBLISHING (0.2%):
          3,800   Dun & Bradstreet Corp.                 198
          2,500   News Corp. - ADR(c)                     49
                                                  ----------
                                                         247
                                                  ----------
RETAIL (1.7%):
          9,700   Dayton Hudson Corp.                    651
         21,900   Pep Boys-Manny, Moe & Jack             564
         14,500   Sears & Roebuck Co.                    787
          7,500   Wal Mart Stores, Inc.                  178
         10,900   Walgreen Co.                           512
                                                  ----------
                                                       2,692
                                                  ----------
SEMICONDUCTORS (0.8%):
         11,850   Intel Corp.                          1,213
            600   Kyocera - ADR                           94
                                                  ----------
                                                       1,307
                                                  ----------
SHOES, LEATHER GOODS & CLOTHING (0.1%):
          4,400   Reebok International Ltd.              138
                                                  ----------
SOAPS & CLEANING AGENTS (0.1%):
          1,300   Procter & Gamble Co.                    91
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.1%):
         13,650   Microsoft Corp.(c)                   1,118
         32,000   Novell, Inc.(c)                        696
                                                  ----------
                                                       1,814
                                                  ----------
STEEL (0.1%):
          2,100   British Steel - ADR                     57
            800   Broken Hill Proprietary -
                    ADR                                   46
          2,300   Worthington Industries, Inc.            43
                                                  ----------
                                                         146
TELECOMMUNICATIONS (0.3%):
         26,800   Comsat Corp.                           536
                                                  ----------
TOBACCO & TOBACCO PRODUCTS (0.8%):
          4,000   B.A.T. Industries - ADR                 60
         16,500   Philip Morris Cos., Inc.             1,118
          3,900   UST, Inc.                              110
                                                  ----------
                                                       1,288
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TOOLS & HARDWARE MANUFACTURING (0.3%):
         11,100   Stanley Works                   $      440
                                                  ----------
TRANSPORTATION (0.0%):
            900   British Airways -ADR                    58
          3,000   TMM - ADR                               20
                                                  ----------
                                                          78
                                                  ----------
UTILITIES - ELECTRIC & GAS (3.3%):
         64,900   Consolidated Edison Co. NY,
                  Inc.                                 1,801
         20,300   Duquesne Light Co.                     685
         83,300   Texas Utilities Co.                  2,718
                                                  ----------
                                                       5,204
                                                  ----------
UTILITIES - TELECOMMUNICATIONS (4.5%):
         68,600   A T & T Corp.                        3,481
            900   British Telecom - ADR                   56
         60,500   GTE Corp.                            2,065
          1,000   Hong Kong Telecom - ADR                 20
          9,000   MCI Telecommunications
                  Corp.                                  196
         31,000   Nynex Corp.                          1,267
          1,000   Telefonica De Espana -
                  ADR(c)                                  37
          1,000   Telephones De Mexico - ADR              30
            700   Telephonos De Chile - ADR               48
                                                  ----------
                                                       7,200
------------------------------------------------------------
  TOTAL COMMON STOCKS                                 85,299
------------------------------------------------------------
----------------------------------------------
  COMMON STOCKS - FOREIGN (0.7%)
BRITAIN (0.0%):
  PUBLISHING (0.0%):
          2,200   Reed Elsevier International             28
                                                  ----------
  FOOD MANUFACTURING (0.0%):
          5,000   United Biscuits                         28
------------------------------------------------------------
  TOTAL BRITAIN                                           56
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FRANCE (0.1%):
  AUTOMOBILES (0.0%):
            200   PSA Peugeot Citroen             $       29
                                                  ----------
    BANKS (0.0%):
            500   Cie Financiere De Paribas-A             30
                                                  ----------
  BUILDING MATERIALS (0.0%):
            250   Compagnie De Saint Gobain               32
                                                  ----------
  OIL & GAS PRODUCTION (0.0%):
            400   Elf Aquitaine                           32
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            300   Alcatel-Alsthom                         28
                                                  ----------
  UTILITIES - WATER (0.0%):
            300   Cie Generale Des Eaux                   32
------------------------------------------------------------
  TOTAL FRANCE                                           183
------------------------------------------------------------
GERMANY (0.1%):
  AUTOMOBILES (0.0%):
             90   Volkswagen                              25
                                                  ----------
  CHEMICALS (0.0%):
            100   Bayer                                   25
                                                  ----------
  MACHINERY & ENGINEERING (0.0%):
            100   Mannesmann                              27
                                                  ----------
  MANUFACTURING (0.0%):
             50   Siemens(c)                              25
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
             70   Veba                                    26
------------------------------------------------------------
  TOTAL GERMANY                                          128
------------------------------------------------------------
HOLLAND (0.1%):
  BANKING (0.0%):
            700   ABN/Amro Holding                        27
                                                  ----------
  CHEMICALS (0.0%):
            200   Akzo Nobel NV                           23
                                                  ----------
  TELECOMMUNICATIONS (0.0%):
            700   Koninklijke PTT NED NV                  25
------------------------------------------------------------
  TOTAL HOLLAND                                           75
------------------------------------------------------------
HONG KONG (0.0%):
  BROKERAGE (0.0%):
         20,000   Peregrine Inv                           21
                                                  ----------
  REAL ESTATE (0.0%):
          5,000   Cheung Kong                             21
------------------------------------------------------------
  TOTAL HONG KONG                                         42
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
JAPAN (0.3%):
  AUTOMOBILES (0.0%):
          2,000   Nippon Denso Co., Ltd.          $       40
                                                  ----------
  BANKS (0.1%):
          2,000   Mitsubishi Bank                         49
          2,000   Sumitomo Bank                           43
                                                  ----------
                                                          92
                                                  ----------
  CHEMICALS (0.0%):
          6,000   Mitsubishi Chemical, Inc.               35
          5,000   Toray Industries, Inc.(c)               35
                                                  ----------
                                                          70
                                                  ----------
  CONSTRUCTION (0.0%):
          4,000   Kajima Corp.                            40
                                                  ----------
  HOUSEHOLD PRODUCTS (0.0%):
          3,000   Kao Corp.                               37
                                                  ----------
  PAPER (0.0%):
          3,000   New Oji Paper Co., Ltd.                 34
                                                  ----------
  PHARMACEUTICALS (0.0%):
          1,000   Sankyo Co., Ltd.                        24
                                                  ----------
  RETAIL (0.1%):
          1,000   Ito Yokado Co.                          54
          2,000   Marui Co., Ltd.                         31
                                                  ----------
                                                          85
                                                  ----------
  RUBBER & RUBBER PRODUCTS (0.0%):
          2,000   Bridgestone                             32
                                                  ----------
  UTILITIES - ELECTRIC (0.0%):
          1,100   Tokyo Electric Power                    35
                                                  ----------
  UTILITIES - WATER (0.0%):
          1,000   Kurita Water Ind.                       24
------------------------------------------------------------
  TOTAL JAPAN                                            513
------------------------------------------------------------
SWITZERLAND (0.1%):
  ENGINEERING (0.0%):
             25   Brown Boveri Series A                   25
                                                  ----------
  FOOD MANUFACTURING (0.0%):
             25   Nestle SA Registered                    24
                                                  ----------
  PHARMACEUTICALS (0.0%):
              5   Roche Genussshein                       30
------------------------------------------------------------
  TOTAL SWITZERLAND                                       79
------------------------------------------------------------
  TOTAL FOREIGN COMMON STOCKS                          1,076
------------------------------------------------------------
----------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (0.2%)
  AUTOMOTIVE (0.2%):
           4300   Ford Motor Co.                         379
------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                     379
------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  CORPORATE BONDS (11.1%)
BANKING (3.1%):
        300,000   BankAmerica Corp., 9.63%,
                  2/13/01                         $      328
        800,000   Crestar Finance Corp.,
                    8.75%,
                  11/15/04                               849
      1,000,000   First Bank System, 8.00%,
                  7/2/04                               1,027
      1,200,000   First Union Corp., 9.45%,
                  8/15/01                              1,329
        500,000   NationsBank Corp., 5.38%,
                  12/1/95                                497
        300,000   SunTrust Banks Inc., 7.38%,
                  7/1/02                                 300
        500,000   Wells Fargo & Co., 8.75%,
                  5/1/02                                 531
                                                  ----------
                                                       4,861
                                                  ----------
BROKERAGE SERVICES (0.5%):
        750,000   Morgan Stanley, 8.88%,
                  10/15/01                               792
                                                  ----------
COMPUTER (0.2%):
        300,000   International Business
                  Machines, 9.00%, 5/1/98                300
                                                  ----------
FINANCIAL SERVICES (2.9%):
      1,000,000   Associates, 7.50%, 10/15/96          1,010
        800,000   BHP Finance Ltd., 6.75%,
                  11/1/13                                687
        500,000   General Motors Acceptance
                  Corp., 5.50%, 12/15/01                 443
      1,000,000   Merrill Lynch Corp., 8.25%,
                  11/15/99                             1,025
        500,000   Merrill Lynch Corp., 4.75%,
                  6/24/96                                488
      1,000,000   Morgan Stanley, 7.25%,
                  10/15/23                               835
        200,000   U.S. West Capital Funding,
                  Inc., 8.00%, 10/15/96                  203
                                                  ----------
                                                       4,691
                                                  ----------
GOVERNMENTS (FOREIGN) (0.2%):
        300,000   Republic of Iceland, 6.13%,
                  2/1/04                                 269
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
INDUSTRIAL GOODS & SERVICES (3.0%):
        500,000   American Home Products,
                  7.70%, 2/15/00                  $      506
      1,500,000   General Motors, 9.13%,
                  7/15/01                              1,605
        500,000   Georgia-Pacific, 9.95%,
                  6/15/02                                558
        900,000   Philip Morris, 9.00%, 1/1/01           960
        700,000   RJR Nabisco, Inc., 8.00%,
                  1/15/00                                690
        500,000   Waste Management, 7.88%,
                  8/15/96                                506
                                                  ----------
                                                       4,825
                                                  ----------
INSURANCE (0.7%):
      1,200,000   Nationwide Mutual Insurance
                  Surplus, 7.50%, 2/15/24              1,041
                                                  ----------
OIL & GAS EXPLORATION (0.3%):
        500,000   Atlantic Richfield Co.,
                    9.00%,
                  4/1/21                                 546
                                                  ----------
TELECOMMUNICATIONS (0.2%):
        300,000   Southwestern Bell Co.,
                    8.30%,
                  6/1/96                                 305
------------------------------------------------------------
  TOTAL CORPORATE BONDS                               17,630
------------------------------------------------------------
----------------------------------------------
  FLOATING RATE NOTES (0.3%)
        500,000   General Motors Acceptance
                  Corp., 5.66%*, 6/7/96                  499
------------------------------------------------------------
  TOTAL FLOATING RATE NOTES                              499
------------------------------------------------------------
----------------------------------------------
  MEDIUM TERM NOTES (0.9%)
      1,500,000   Salomon Brothers, 4.44%,
                  8/9/95                               1,491
------------------------------------------------------------
  TOTAL MEDIUM TERM NOTES                              1,491
------------------------------------------------------------
----------------------------------------------
  U.S. GOVERNMENT AGENCIES (15.7%)
FEDERAL HOME LOAN MORTGAGE CORP.:
        133,439   8.00%, 5/1/02                          135
FEDERAL NATIONAL MORTGAGE ASSOC.:
      2,250,200   6.00%, 11/1/08                       2,116
      1,837,646   7.50%, 3/1/24                        1,798

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
GOVERNMENT NATIONAL MORTGAGE ASSOC.:
      1,802,848   6.50%, 2/15/09                  $    1,730
        251,367   9.50%, 7/15/09                         264
      1,514,925   9.00%, 10/15/16                      1,573
        226,173   9.00%, 11/15/16                        234
        850,334   9.00%, 6/15/18                         881
         25,890   10.00%, 10/15/18                        28
        779,707   9.00%, 9/15/19                         807
      1,188,568   9.00%, 10/15/19                      1,231
      1,483,116   9.00%, 12/15/19                      1,536
        870,959   9.00%, 1/15/20                         904
        557,334   9.00%, 2/15/20                         577
      1,667,441   8.50%, 5/15/20                       1,701
        610,779   8.50%, 4/15/21                         623
        828,801   7.50%, 12/15/22                        811
        462,219   8.50%, 3/15/23                         472
        951,881   7.50%, 11/15/23                        930
      2,013,452   7.50%, 1/15/24                       1,967
      1,471,279   7.50%, 5/15/24                       1,437
      3,046,512   8.50%, 9/15/24                       3,111
------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES                      24,866
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY BONDS (2.6%)
        700,000   8.88%, 2/15/19                         808
      2,000,000   7.13%, 2/15/23                       1,929
      1,400,000   7.50%, 11/15/24                      1,419
------------------------------------------------------------
  TOTAL U.S. TREASURY BONDS                            4,156
------------------------------------------------------------
----------------------------------------------
  U.S. TREASURY NOTES (7.7%)
      1,300,000   5.88%, 5/15/95                       1,300
      1,000,000   7.50%, 12/31/96                      1,015
        500,000   7.13%, 9/30/99                         505
      1,000,000   7.75%, 12/31/99                      1,034
      4,700,000   7.75%, 1/31/00                       4,860
      1,000,000   7.13%, 2/29/00                       1,009
      1,500,000   7.25%, 5/15/04                       1,518
      1,000,000   7.50%, 2/15/05                       1,031
------------------------------------------------------------
  TOTAL U.S. TREASURY NOTES                           12,272
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
BALANCED FUND                                                        (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (4.7%)
        126,487   Federated Treasury
                    Obligation
                  Fund                            $      127
          5,600   Global Privatization Fund               68
          6,000   Italy Fund, Inc. - ADR                  49
          2,300   Latin American Equity
                  Fund(c)                                 34
          2,000   Malaysian Fund                          35
      7,109,522   Shearson U.S. Treasury Fund          7,110
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           7,423
------------------------------------------------------------
TOTAL (COST - $151,871)(B)                        $  158,944
---------------------------------------------------------
CURRENCY
            200   French Franc                             0
     42,346,513   Japanese Yen                           504
------------------------------------------------------------
  TOTAL CURRENCY                                         504
------------------------------------------------------------

---------------

* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1995.

(a) Percentages indicated are based on net assets of $158,762.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,136. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    6,153
                  Unrealized depreciation               (216)
                                                  ----------
                  Net unrealized appreciation     $    5,937
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (7.9%)
FINANCIAL SERVICES (7.9%):
      1,500,000   American Express, 5.90%,
                    5/3/95                        $  1,500
      2,000,000   Ford Motor Credit Co.,
                    5.91%, 5/1/95                    2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.00%, 5/10/95            2,000
      2,000,000   General Motors Acceptance
                    Corp., 6.16%, 5/10/95            2,000
        900,000   Prudential Funding, 5.91%,
                    5/10/95                            900
----------------------------------------------------------
TOTAL COMMERCIAL PAPER                               8,400
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (90.6%)
ADVERTISING (0.1%):
          1,986   Interpublic Group Cos., Inc.          75
                                                  --------
AEROSPACE/DEFENSE (1.4%):
          8,666   Boeing Co.                           477
          1,600   General Dynamics Corp.                74
          4,761   Lockheed Martin Corp.(c)             275
          3,046   McDonnell Douglas                    189
          1,298   Northrop Grumman Corp.                64
          5,620   Rockwell International Corp.         245
          2,280   Textron, Inc.                        130
                                                  --------
                                                     1,454
                                                  --------
AIRCRAFT & AIRCRAFT PARTS (0.2%):
          3,204   United Technologies Corp.            234
                                                  --------
AIR FREIGHT (0.1%):
          1,906   AMR Corp. Delaware(c)                128
          1,534   U.S. Air Group, Inc.(c)               11
                                                  --------
                                                       139
                                                  --------
AIRLINES (0.1%):
          1,237   Delta Air Lines                       81
                                                  --------
ALUMINUM (0.2%):
          4,560   Aluminum Co. of America              205
                                                  --------
APPAREL (0.0%):
          2,002   Liz Claiborne, Inc.                   36
                                                  --------
AUTOMOBILES (1.9%):
          9,021   Chrysler Corp.                       389
         26,094   Ford Motor Co.                       704
         19,240   General Motors                       868
          1,900   Navistar International
                    Corp.(c)                            27
            972   Paccar, Inc.                          45
                                                  --------
                                                     2,033
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
AUTOMOTIVE PARTS (0.5%):
          1,104   Cummins Engine, Inc.            $     49
          2,558   Dana Corp.                            66
          1,928   Eaton Corp.                          111
          1,454   Echlin, Inc.                          53
          3,114   Genuine Parts Co.                    121
            294   SPX Corp.                              4
            145   Strattec Strategy Corp.(c)             2
          1,631   TRW, Inc.                            121
                                                  --------
                                                       527
                                                  --------
BANKS (3.3%):
          2,733   Bank of Boston Corp.                  91
          9,491   BankAmerica Corp.                    470
          2,022   Bankers Trust New York               110
          2,516   Barnett Banks, Inc.                  118
          3,236   Boatmens Bancshares, Inc.            107
          4,577   Chase Manhattan Corp.                200
          6,187   Chemical Banking Corp.               258
          2,322   First Chicago Corp.                  128
          2,064   First Fidelity Bancorp.               99
          1,906   First Interstate Bancorp.            146
          4,464   First Union Corp.                    202
          4,813   J.P. Morgan & Co., Inc.              316
          7,014   NationsBank Corp.                    351
          7,849   Norwest Corp.                        208
          6,014   PNC Bank Corp.                       151
          3,024   SunTrust Banks, Inc.                 164
          4,322   Wachovia Corp.                       152
          1,315   Wells Fargo & Co.                    218
                                                  --------
                                                     3,489
                                                  --------
BANKS -- MONEY CENTERS (REGIONAL) (0.8%):
         10,090   Citicorp                             468
          3,607   CoreStates Financial Corp.           118
          1,531   Golden West Financial Corp.
                    Delaware                            70
          3,947   NBD Bancorp., Inc.                   121
          3,850   National City Corp.                  105
                                                  --------
                                                       882
                                                  --------
BANKS -- OUTSIDE MONEY CENTER (0.3%):
         10,348   Banc One Corp.                       305
                                                  --------
BEVERAGES (3.3%):
          6,558   Anheuser Busch Co., Inc.             381
          1,721   Brown Forman Corp., Class B           57
         32,812   Coca Cola Co.                      1,907
            943   Coors Adolph Co., Class B             15
         20,182   PepsiCo, Inc.                        840
          9,471   Seagram Co. Limited                  257
                                                  --------
                                                     3,457
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
BUILDING MATERIALS (0.6%):
            943   Armstrong World Industries,
                    Inc.                          $     43
            766   Centex Corp.                          18
            746   Crane Co.                             26
          1,160   Fleetwood Enterprises, Inc.           27
            804   Kaufman & Broad Home Corp.            10
          4,031   Masco Corp.                          103
          2,946   Monsanto Co.                         245
          3,754   Morton International, Inc.           116
          1,121   Owens Corning Fiberglas
                    Corp.(c)                            41
            707   Pulte Corp.                           15
            255   Skyline Corp.                          4
                                                  --------
                                                       648
                                                  --------
CHEMICALS (0.1%):
          1,748   Great Lakes Chemical                 103
                                                  --------
CHEMICALS -- GENERAL (2.8%):
          2,868   Air Products & Chemicals,
                    Inc.                               144
          7,106   Dow Chemical Co.                     494
         17,394   E.I. Du Pont De Nemours Co.        1,146
          2,073   Eastman Chemical                     118
          1,732   Ecolab, Inc.                          40
            924   FMC Corp.(c)                          57
            491   First Mississippi Corp.               12
          2,963   Hercules, Inc.                       148
          1,925   Mallinckrodt                          69
          1,709   Nalco Chemical Co.                    60
          5,404   PPG Industries, Inc.                 213
          3,459   Praxair, Inc.                         82
          1,689   Rohm & Haas Co.                       98
          1,300   Sigma-Aldrich                         57
          3,812   Union Carbide Corp.                  122
          2,358   W.R. Grace & Co.                     126
                                                  --------
                                                     2,986
                                                  --------
CHEMICALS -- SPECIALTY (0.1%):
          1,354   Avery Dennison Corp.                  55
                                                  --------
COMPUTERS & PERIPHERALS (3.1%):
          2,968   Amdahl Corp.(c)                       35
          2,988   Apple Computer, Inc.                 114
          6,550   Cisco Systems(c)                     261
          1,356   Computer Sciences Corp.(c)            67
            688   Cray Research, Inc.(c)                13
            904   Data General Corp.(c)                  7
          3,621   Digital Equipment Corp.(c)           167
         13,010   Hewlett Packard Corp.(c)             860
         14,942   International Business
                    Machines Corp.                   1,416
          1,098   Integraph Corp.(c)                    12

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
          3,650   Silicon Graphics(c)             $    137
          2,452   Sun Microsystems, Inc.(c)             98
          2,949   Tandem Computers, Inc.(c)             37
          4,386   Unisys Corp.(c)                       45
                                                  --------
                                                     3,269
                                                  --------
CONGLOMERATES (0.8%):
          5,849   Corning Glass Works                  195
         10,724   Minnesota Mining &
                    Manufacturing Co.                  639
                                                  --------
                                                       834
                                                  --------
CONSTRUCTION (0.0%):
            924   Foster Wheeler Corp.                  34
                                                  --------
CONSUMER CREDIT (0.2%):
          4,384   Dean Witter Discover & Co.           186
                                                  --------
CONSUMER GOODS (0.1%):
          1,867   American Greetings Corp.              51
          1,160   Jostens, Inc.                         23
                                                  --------
                                                        74
                                                  --------
CONTAINERS -- METAL, GLASS, PAPER, PLASTIC (0.4%):
            727   Ball Corp.                            25
          1,257   Bemis, Inc.                           35
          2,280   Crown, Cork & Seal, Inc.(c)           97
          1,121   Federal Paper Board, Inc.             33
          3,990   Newell Co.                            94
          4,147   Rubbermaid, Inc.                     122
          2,343   Stone Container Corp.(c)              46
                                                  --------
                                                       452
                                                  --------
COSMETICS & RELATED (0.8%):
            727   Alberto Culver Co.                    23
          1,748   Avon Products                        110
          2,358   Dial Corp.                            57
          5,620   Gillette Co.                         461
          2,789   International Flavor &
                    Fragrance, Inc.                    143
                                                  --------
                                                       794
                                                  --------
DEPARTMENT STORES (0.4%):
          2,849   Dillard Department Stores,
                  Inc., Class A                         74
          5,934   J. C. Penney                         260
            943   Mercantile Stores, Inc.               42
                                                  --------
                                                       376
                                                  --------
DIVERSIFIED -- CONGLOMERATES, HOLDINGS (0.3%):
          2,746   International Telephone &
                    Telegraph                          287
          1,218   National Service Industries,
                    Inc.                                34
                                                  --------
                                                       321
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
DRUG STORES (0.1%):
            491   Longs Drug Stores Corp.         $     17
          2,180   Rite Aid Corp.                        51
                                                  --------
                                                        68
                                                  --------
ELECTRICAL EQUIPMENT (3.1%):
          1,179   Bally Manufacturing Corp.(c)          12
          2,890   DSC Communications Corp.(c)          107
          5,698   Emerson Electric Co.                 383
         43,648   General Electric Co.               2,444
          1,082   Johnson Controls, Inc.                59
            472   Thomas & Betts Corp.                  30
          1,257   W.W. Grainger, Inc.                   76
          9,121   Westinghouse Electric Corp.          137
                                                  --------
                                                     3,248
                                                  --------
ELECTRICAL SERVICES (0.1%):
          2,950   General Public Utilities
                    Corp.                               84
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.2%):
          6,609   Compaq Computer Corp.(c)             251
                                                  --------
ELECTRONIC & ELECTRICAL -- GENERAL (2.1%):
          2,419   Advanced Micro Devices(c)             87
          5,366   Amp, Inc.                            229
            967   Andrew Corp.(c)                       48
          2,968   Cooper Industries                    116
          1,415   E G & G, Inc.                         24
          1,179   General Signal Corp.                  44
            982   Harris Corp.                          46
          3,259   Honeywell, Inc.                      126
         14,954   Motorola, Inc.                       850
          3,111   National Semiconductor
                    Corp.(c)                            71
          3,179   Raytheon Co.                         231
          1,825   Tandy Corp.                           90
            746   Tektronix, Inc.                       34
          2,322   Texas Instruments, Inc.              246
                                                  --------
                                                     2,242
                                                  --------
ELECTRONICS -- DEFENSE RELATED (0.1%):
            885   E Systems, Inc.                       56
          2,103   Loral Corp.                           99
                                                  --------
                                                       155
                                                  --------
ENTERTAINMENT (1.1%):
          2,397   Brunswick Corp.                       51
          2,280   Hasbro, Inc.                          72
            943   King World Productions(c)             38
          4,034   Lowes Cos., Inc.                     116
          2,634   Promus Cos., Inc.(c)                 101
         13,668   Walt Disney Co.                      757
                                                  --------
                                                     1,135
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ENVIRONMENTAL CONTROL (0.1%):
          7,000   Laidlaw, Inc., Class B          $     63
                                                  --------
FINANCIAL SERVICES (3.3%):
         12,900   American Express Co.                 448
          3,576   Automatic Data Processing,
                  Inc.                                 230
          4,700   Bank of New York Co., Inc.           155
          1,376   Beneficial Corp.                      56
          1,121   Ceridian Corp.(c)                     39
          4,619   Federal Home Loan Mortgage
                  Corp.                                301
          6,996   Federal National Mortgage
                  Corp.                                617
          3,498   Fleet Financial Group                115
          2,103   Fluor Corp.                          108
          3,421   Great Western Financial
                    Corp.                               72
          3,007   H.F. Ahmanson & Co.                   63
          2,477   Household International,
                    Inc.                               116
          3,782   MBNA Corp.                           114
          3,746   Mellon Bank Corp.                    147
          4,904   Merrill Lynch & Co., Inc.            223
          2,710   Salomon, Inc.                         98
          3,077   Shawmut National Corp.                82
          1,745   Transamerica Corp.                    99
          8,168   Travelers, Inc.                      338
          2,545   U.S. Bancorp                          70
                                                  --------
                                                     3,491
                                                  --------
FOOD DISTRIBUTORS (0.2%):
          6,505   Albertsons, Inc.                     206
                                                  --------
FOOD DISTRIBUTORS (SUPERMARKETS &
  WHOLESALERS) (0.4%):
            943   Fleming Cos., Inc.                    23
            963   Great Atlantic & Pacific
                    Tea,
                  Inc.                                  24
          2,952   Kroger Co.(c)                         75
          1,848   Supervalu, Inc.                       49
          4,716   Sysco Corp.                          132
          1,925   Winn Dixie Stores, Inc.              107
                                                  --------
                                                       410
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
FOOD PROCESSING & PACKAGING (2.6%):
         13,201   Archer Daniels Midland Co.      $    241
          3,731   CPC International, Inc.              219
          6,286   Campbell Soup Co.                    322
          6,286   ConAgra, Inc.                        209
          4,047   General Mills                        247
          6,325   H.J. Heinz Co.                       266
          2,219   Hershey Foods Corp.                  116
          5,656   Kellogg Co.                          359
          2,209   Pioneer Hi-Bred
                    International,
                  Inc.                                  83
          3,396   Quaker Oats Co.                      122
          2,513   Ralston-Ralston Purina Group         119
         12,300   Sara Lee Corp.                       343
          3,007   Wm. Wrigley Jr., Co.                 133
                                                  --------
                                                     2,779
                                                  --------
FOREST PRODUCTS -- LUMBER & PAPER (1.7%):
          1,379   Alco Standard Corp.                   98
          1,163   Boise Casacade Corp.                  38
          2,358   Champion International Corp.         104
          2,319   Georgia Pacific Corp.                184
          3,204   International Paper Co.              247
          2,083   James River Corp. Virginia            57
          4,047   Kimberly Clark Corp.                 229
          2,810   Louisiana Pacific Corp.               72
          1,554   Mead Corp.                            80
          2,555   Moore Corp. Ltd.                      50
            727   Potlatch Corp.                        31
          1,886   Scott Paper Co.                      168
          1,415   Temple Inland, Inc.                   62
          1,828   Union Camp Corp.                      92
          1,670   Westvaco Corp.                        70
          5,288   Weyerhauser Co.                      222
                                                  --------
                                                     1,804
                                                  --------
FUNERAL SERVICES (0.1%):
          2,422   Service Corp. International           68
                                                  --------
FURNITURE (0.1%):
          2,771   Maytag Corp.                          48
          1,100   Zenith Electronics(c)                  8
                                                  --------
                                                        56
                                                  --------
GOLD & SILVER MINING (0.0%):
          3,300   Santa Fe Pacific Gold Corp.           42
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HEALTH CARE (0.4%):
          9,278   Columbia HCA Healthcare         $    390
                                                  --------
HEAVY MACHINERY (0.9%):
          3,556   Baker Hughes, Inc.                    80
          5,148   Caterpillar Tractor, Inc.            301
            452   Clark Equipment Co.(c)                39
          2,222   Deere & Co.                          182
          1,169   Harnischfeger Industries,
                    Inc.                                34
          2,733   Ingersoll Rand Co.                    98
          1,357   McDermott International,
                    Inc.                                37
          1,879   Tyco Laboratories, Inc.               99
          1,118   Varity Corp.(c)                       47
                                                  --------
                                                       917
                                                  --------
HOSPITAL & NURSING EQUIPMENT (1.0%):
          1,357   Bard C.R., Inc.                       40
         16,383   Johnson & Johnson, Inc.            1,065
                                                  --------
                                                     1,105
                                                  --------
HOTELS & MOTELS (0.1%):
          1,198   Hilton Hotels Corp.                   91
                                                  --------
HOUSEHOLD GOODS -- APPLIANCES & FURNITURE
  (0.2%):
            316   Bassett Furniture Ind.                 8
          1,732   Premark International, Inc.           84
          1,928   Whirlpool Corp.                      106
                                                  --------
                                                       198
                                                  --------
INDUSTRIAL SERVICES (0.7%):
          7,820   American Home Products Corp.         603
          1,434   Dover Corp.                           93
                                                  --------
                                                       696
                                                  --------
INSURANCE -- LIFE (0.5%):
          1,237   Jefferson Pilot Corp.                 70
          2,474   Providian Corp.                       84
          1,867   Torchmark Corp.                       73
          4,350   United Healthcare                    158
          4,050   U.S. Healthcare, Inc.                108
            530   USLIFE Corp.                          20
                                                  --------
                                                       513
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
INSURANCE -- MULTI-LINE (2.0%):
          2,910   Aetna Life & Casualty Co.       $    166
          1,101   Alexander & Alexander
                  Services, Inc.                        26
          5,262   American General Corp.               174
          8,091   American International
                  Group, Inc.                          864
          1,848   Cigna Corp.                          134
          1,415   Continental Corp.                     28
          2,142   General Re Corp.                     273
          2,377   Lincoln National Corp.                97
          1,867   Marsh & McLennan Cos., Inc.          146
          1,612   SafeCo Corp.                          91
          2,142   St. Paul Cos., Inc.                  103
          2,242   USF & G Corp.                         33
                                                  --------
                                                     2,135
                                                  --------
INSURANCE -- PROPERTY, CASUALTY, HEALTH (0.2%):
          2,180   Chubb Corp.                          174
          1,800   UNUM Corp.                            77
                                                  --------
                                                       251
                                                  --------
LEISURE -- RECREATION, GAMING (0.0%):
            885   Handleman Co.                          9
                                                  --------
MACHINE TOOLS (0.0%):
            885   Cincinnati Milacron, Inc.             24
            904   Giddings & Lewis, Inc.                16
                                                  --------
                                                        40
                                                  --------
MANUFACTURING -- CAPITAL GOODS (0.2%):
          2,949   Illinois Tool Works, Inc.            148
            707   Trinova Corp.                         25
                                                  --------
                                                       173
                                                  --------
MANUFACTURING -- CONSUMER GOODS (0.1%):
            491   Outboard Marine Corp.                 11
          1,415   Teledyne, Inc.(c)                     35
          1,360   Western Atlas(c)                      61
                                                  --------
                                                       107
                                                  --------
MANUFACTURING -- MISCELLANEOUS (1.0%):
          7,212   Allied Signal, Inc.                  286
            726   Briggs & Stratton Corp.               26
            607   Millipore Corp.                       37
            866   Morrison Knudsen Corp.                 7
          2,901   Pall Corp.                            68
          1,218   Parker-Hannifin Corp.                 63
          4,047   Unilever N.V.                        541
          2,671   Whitman Corp.                         49
                                                  --------
                                                     1,077
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MEDICAL SERVICES (0.2%):
          2,203   Beverly Enterprises, Inc.(c)    $     32
          1,121   Community Psychiatric
                  Centers, Inc.                         15
          1,544   Manor Care, Inc.                      45
          5,025   National Medical
                    Enterprises, Inc.(c)                85
                                                  --------
                                                       177
                                                  --------
MEDICAL SUPPLIES (0.7%):
          1,473   Bausch & Lomb, Inc.                   57
          7,235   Baxter International, Inc.           251
          1,706   Becton Dickinson & Co.                95
          2,888   Biomet, Inc.(c)                       51
            200   Boston Scientific Corp.(c)             5
          2,908   Medtronic, Inc.                      216
          1,179   St. Jude Medical, Inc.                51
          1,415   United States Surgical Corp.          31
                                                  --------
                                                       757
                                                  --------
METALS -- FABRICATION (0.6%):
          5,769   Alcan Aluminum Ltd.                  164
          1,101   Asarco, Inc.                          30
          2,400   Cyprus Amax Minerals                  67
          3,498   Homestake Mining Co.                  59
          1,124   Inland Steel Industries,
                    Inc.                                29
          2,227   Newmont Mining Corp.                  93
          1,828   Phelps Dodge Corp.                   104
          1,573   Reynolds Metals Co.                   79
                                                  --------
                                                       625
                                                  --------
METAL & MINERAL PRODUCTION (0.6%):
          2,713   Armco, Inc.                           19
          8,877   Barrick Gold Corp.                   214
          2,839   Bethlehem Steel Corp.(c)              40
          2,830   Echo Bay Mines Ltd.                   27
          2,447   Englehard Corp.                       94
          3,010   Inco Ltd.                             78
          2,261   Nucor Corp.                          109
          1,913   USX U.S. Steel Group                  58
                                                  --------
                                                       639
                                                  --------
NEWSPAPERS (0.5%):
          3,534   Gannett Co., Inc.                    186
          1,395   Knight-Ridder, Inc.                   76
          2,552   New York Times Co., Class A           58
          3,282   Times Mirror Co., Class A             59
          1,670   Tribune Co.                           99
                                                  --------
                                                       478
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (0.5%):
          4,009   Pitney Bowes, Inc.                   149
          2,713   Xerox Corp.                          334
                                                  --------
                                                       483
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OIL & GAS EXPLORATION AND PRODUCTION (1.7%):
          2,358   Amerada Hess Corp.              $    119
          1,573   Ashland, Inc.                         58
          2,623   Coastal Corp.                         78
          1,237   Columbia Gas System(c)                36
            530   Eastern Enterprises                   16
          6,473   Enron Corp.                          220
          1,670   Enserch Corp.                         29
            669   Helmerich & Payne, Inc.               20
          1,298   Kerr-McGee Corp.                      67
            885   Louisiana Land &
                  Exploration Co.                       32
          3,085   Noram Energy Corp.                    19
          7,962   Occidental Petroleum Corp.           183
            688   Oneok, Inc.                           13
          2,516   Oryx Energy Co.(c)                    35
          1,160   Pennzoil Co.                          57
          6,622   Phillips Petroleum Co.               232
          2,122   Rowan Cos.(c)                         15
          2,319   Sante Fe Energy Resources,
                  Inc.(c)                               22
          2,261   Sonat, Inc.                           69
          2,752   Sun Co., Inc.                         83
          7,290   USX - Marathon Group                 137
          6,231   Unocal Corp.                         179
          2,294   Williams Co., Inc.                    75
                                                  --------
                                                     1,794
                                                  --------
OIL & GAS PRODUCTION (1.2%):
          3,201   Burlington Resource, Inc.            125
         10,139   Mobil Corp.                          962
          4,664   Tenneco, Inc.                        214
                                                  --------
                                                     1,301
                                                  --------
OIL -- INTEGRATED COMPANIES (6.0%):
         12,655   Amoco Corp.                          830
          4,128   Atlantic Richfield Co.               473
         16,606   Chevron Corp.                        787
         31,639   Exxon Corp.                        2,203
         13,637   Royal Dutch Petroleum Co.          1,691
          6,583   Texaco, Inc.                         450
                                                  --------
                                                     6,434
                                                  --------
OILFIELD EQUIPMENT & SERVICES (0.6%):
          4,718   Dresser Industries, Inc.             103
          2,868   Halliburton Co.                      110
          6,231   Schlumberger Limited                 392
                                                  --------
                                                       605
                                                  --------
PAINT, VARNISHES & ENAMELS (0.1%):
          2,200   Sherwin Williams Co.                  78
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
PHARMACEUTICALS (4.9%):
         20,544   Abbott Laboratories             $    809
          1,570   Allergan, Inc.                        43
          2,106   Alza Corp., Class A(c)                41
         13,066   Bristol-Myers Squibb Co.             851
          7,468   Eli Lilly & Co.                      558
         32,116   Merck & Co., Inc.                  1,377
          8,037   Pfizer, Inc.                         696
          4,852   Schering-Plough                      366
          4,441   Upjohn Co.                           161
          3,379   Warner-Lambert Co.                   269
                                                  --------
                                                     5,171
                                                  --------
PHOTOGRAPHY (0.5%):
          8,692   Eastman Kodak Co.                    500
          1,179   Polaroid Corp.                        40
                                                  --------
                                                       540
                                                  --------
POLLUTION CONTROL SERVICES & EQUIPMENT (0.5%):
          5,022   Browning-Ferris
                  Industries, Inc.                     166
          1,444   Safety Kleen                          25
         12,342   WMX Technologies, Inc.               336
            275   Zurn Industries, Inc.                  6
                                                  --------
                                                       533
                                                  --------
PRECISION INSTRUMENTS & RELATED (0.0%):
          1,040   Perkin Elmer                          32
                                                  --------
PUBLISHING, EXCEPT NEWSPAPER (0.9%):
          2,103   Deluxe Corp.                          65
          2,455   Dow Jones & Co., Inc.                 86
          4,300   Dun & Bradstreet Corp.               224
            766   John H. Harland Co.                   17
          1,218   McGraw Hill, Inc.                     91
            626   Meredith Corp.                        16
          3,870   R.R. Donnelley & Sons Co.            132
          9,682   Time Warner, Inc.                    355
                                                  --------
                                                       986
                                                  --------
RADIO & TELEVISION (1.2%):
          1,555   CBS, Inc.                            100
          3,930   Capital Cities ABC, Inc.             332
          5,775   Comcast Class A Special
                  Shares                                91
            300   Comcast Corp., Class A                 5
            204   Cox Communications, Inc.,
                  Class A(c)                             3
         15,585   Tele-Communications, Inc.,
                  Class A(c)                           298
          9,087   Viacom, Class B(c)                   417
                                                  --------
                                                     1,246
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RAILROAD & RAILROAD HOLDING COMPANIES (0.8%):
          2,300   Burlington Northern, Inc.       $    137
          2,713   CSX Corp.                            216
          1,964   Conrail, Inc.                        107
          3,845   Santa Fe Southern Pacific
                  Corp.                                 90
          5,188   Union Pacific Corp.                  285
                                                  --------
                                                       835
                                                  --------
RAILROADS (0.2%):
          3,437   Norfolk Southern Corp.               232
                                                  --------
RESTAURANTS (0.7%):
            607   Luby's Cafeterias, Inc.               12
         17,820   McDonald's Corp.                     624
          1,376   Ryan's Family Steak House(c)          10
          1,082   Shoney's, Inc.(c)                     12
          2,555   Wendy's International                 43
                                                  --------
                                                       701
                                                  --------
RETAIL (2.9%):
          3,656   American Stores Co.                   94
          1,945   Brunos, Inc.                          24
          2,594   Charming Shoppes, Inc.                14
          1,848   Dayton Hudson Corp.                  124
          2,025   Harcourt General, Inc.                83
         11,656   K-Mart Corp.                         162
          3,194   Marriott International, Inc.         115
          6,328   May Department Stores                229
          2,103   Nordstrom, Inc.                       81
          5,012   Price/Costco, Inc.(c)                 73
          8,921   Sears & Roebuck Co.                  484
         58,600   Wal Mart Stores, Inc.              1,392
          3,104   Walgreen Co.                         146
          3,421   Woolworth Corp.                       55
                                                  --------
                                                     3,076
                                                  --------
RETAIL -- SPECIALTY STORES (1.2%):
          2,497   Circuit City Stores, Inc.             65
          3,715   The Gap                              118
          1,473   Giant Food, Inc.                      40
         11,531   Home Depot, Inc.                     481
          9,096   The Limited, Inc.                    194
          2,733   Melville Corp.                        98
          1,592   Pep Boys -- Manny, Moe &
                    Jack                                41
          1,867   TJX Cos., Inc.                        21
          7,268   Toys R Us, Inc.(c)                   184
                                                  --------
                                                     1,242
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RUBBER & RUBBER PRODUCTS (0.2%):
            669   B.F. Goodrich, Inc.             $     31
          2,122   Cooper Tire & Rubber Co.              52
          3,834   Goodyear Tire & Rubber Co.           146
                                                  --------
                                                       229
                                                  --------
SEMICONDUCTORS (1.3%):
          2,100   Applied Materials, Inc.(c)           129
         10,550   Intel Corp.                        1,080
          2,550   Micron Technology, Inc.              210
                                                  --------
                                                     1,419
                                                  --------
SERVICES (NON-FINANCIAL) (0.4%):
          3,379   Amgen, Inc.(c)                       246
          3,050   First Data Corp.                     172
          1,240   Ogden Corp.                           25
                                                  --------
                                                       443
                                                  --------
SHOES, LEATHER GOODS & CLOTHING (0.2%):
            452   Brown Group, Inc.                     13
          1,906   Nike, Inc.                           146
          2,061   Reebok International Ltd.             64
          1,237   Stride Rite Corp.                     15
                                                  --------
                                                       238
                                                  --------
SOAPS & CLEANING AGENTS (1.5%):
          1,395   Clorox Co.                            82
          3,670   Colgate Palmolive, Inc.              258
         17,471   Procter & Gamble Co.               1,221
                                                  --------
                                                     1,561
                                                  --------
SOFTWARE & COMPUTER SERVICES (2.0%):
          1,198   Autodesk, Inc.                        41
          4,125   Computer Associates
                    International, Inc.                266
          1,271   Lotus Development Corp.(c)            40
         14,900   Microsoft Corp.(c)                 1,220
          9,462   Novell, Inc.(c)                      206
         10,919   Oracle Systems Corp.(c)              333
            630   Shared Medical Systems                24
                                                  --------
                                                     2,130
                                                  --------
STEEL (0.0%):
          2,319   Worthington Industries, Inc.          44
                                                  --------
TAX RETURN PREPARATION (0.1%):
          2,652   H. & R. Block                        112
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
TELECOMMUNICATIONS (2.3%):
         12,612   Airtouch Communications(c)      $    339
          4,800   Alltel Corp.                         119
         11,144   Bell Atlantic Corp.                  612
            649   M A Com, Inc.(c)                       8
          6,447   Northern Telecom Ltd.                235
         10,772   Pacific Telesis Group                333
          1,966   Scientific-Atlanta, Inc.              45
          8,866   Sprint Corp.                         293
         11,591   U.S. West, Inc.                      480
                                                  --------
                                                     2,464
                                                  --------
TEXTILE MANUFACTURING (0.1%):
            866   Hartmarx Corp.(c)                      5
            313   Oshkosh B Gosh, Inc.                   5
          1,001   Russell Corp.                         30
            452   Springs Industries, Inc.,
                    Class A                             18
          1,631   V.F. Corp.                            82
                                                  --------
                                                       140
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
          5,149   American Brands, Inc.                209
         21,904   Philip Morris Cos., Inc.           1,484
          5,146   UST, Inc.                            145
                                                  --------
                                                     1,838
                                                  --------
TOOLS & HARDWARE MANUFACTURING (0.2%):
          2,122   Black & Decker Corp.                  64
          1,121   Snap On Tools, Inc.                   42
          1,160   Stanley Works                         46
            746   Timken Co.                            30
                                                  --------
                                                       182
                                                  --------
TOYS & BICYCLES -- MANUFACTURING (0.1%):
          5,725   Mattel, Inc.                         136
                                                  --------
TRANSPORTATION -- AIR (0.1%):
          3,650   Southwest Airlines Co.                84
                                                  --------
TRANSPORTATION LEASING & TRUCKING (0.2%):
            924   Consolidated Freightways,
                    Inc.(c)                             24
          1,395   Federal Express Corp.(c)              95
          1,101   Pittston Services Group               26
            963   Roadway Services, Inc.                47
          2,006   Ryder Systems, Inc.                   47
            707   Yellow Corp.                          13
                                                  --------
                                                       252
                                                  --------
TRUCKS -- MANUFACTURING (0.1%):
            236   Nacco Industries, Inc.                13
          6,073   Placer Dome, Inc.                    144
                                                  --------
                                                       157
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES -- ELECTRIC (3.0%):
          4,697   American Electric Power         $    154
          4,047   Carolina Power & Light               111
          4,855   Central & South West Corp.           120
          3,728   Cinergy Corp.                         94
          6,014   Consolidated Edison Co. NY,
                    Inc.                               167
          3,653   Detroit Edison Co.                   103
          4,415   Dominion Resources                   161
          5,188   Duke Power Co.                       205
          5,761   Entergy Corp.                        125
          4,735   FPL Group, Inc.                      174
          3,301   Houston Industries                   130
          3,676   Niagara Mohawk Power Corp.            51
          1,670   Northern States Power Co.
                    Minnesota                           74
          3,931   Ohio Edison                           79
          7,196   Pacificorp                           137
          5,640   Peco Energy Co.                      145
          6,231   Public Service Enterprise            171
          1,101   Raychem Corp.                         39
         11,438   SCEcorp.                             192
         16,712   Southern Co.                         345
          5,759   Texas Utilities Co.                  188
          5,423   Unicom Corp.                         142
          2,594   Union Electric Co.                    92
                                                  --------
                                                     3,199
                                                  --------
UTILITIES -- ELECTRIC & GAS (0.4%):
          3,724   Baltimore Gas & Electric              88
         11,024   Pacific Gas & Electric Co.           296
            904   Peoples Energy Corp.                  23
                                                  --------
                                                       407
                                                  --------
UTILITIES -- NATURAL GAS (0.3%):
          2,358   Consolidated Natural Gas              93
          1,315   Nicor, Inc.                           32
          4,022   Pacific Enterprises                   99
          3,827   Panhandle Eastern Corp.               92
                                                  --------
                                                       316
                                                  --------
UTILITIES -- TELECOMMUNICATIONS (5.4%):
         39,898   A T & T Corp.                      2,025
         14,016   Ameritech Corp.                      631
         12,636   Bellsouth Corp.                      774
         24,513   GTE Corp.                            837
         17,340   MCI Telecommunications Corp.         377
         10,733   Nynex Corp.                          439
         15,249   SBC Communication, Inc.              673
                                                  --------
                                                     5,756
----------------------------------------------------------
TOTAL COMMON STOCKS                                 95,925
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
STOCK INDEX FUND                                                     (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.4%)
        400,000   5.76%, 6/15/95                  $    397
----------------------------------------------------------
Total U.S. Treasury Bills                              397
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (0.9%)
        938,389   Shearson U.S. Treasury Fund          938
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             938
----------------------------------------------------------
TOTAL (COST $96,230)(B)                           $105,660
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $105,834.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $498. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 11,629
                  Unrealized depreciation           (2,697)
                                                  --------
                  Net unrealized appreciation     $  8,932
                                                  =========

(c) Represents non-income producing securities.

-------------------------------------------------------
  FUTURES CONTRACTS

                                             MARKET
                                 NUMBER OF   VALUE
                                 CONTRACTS   (000)
Short, Standard & Poor's 500
  Index Futures Contracts, face
  amount $8,788, expiring
  6/16/95                            35      $9,043
                                             ------
Total Futures Contracts                      $9,043
                                             =======

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (5.4%)
FINANCIAL SERVICES (5.4%):
      7,000,000   Ford Motor Credit Corp.,
                    5.94%, 5/8/95                 $  7,000
      7,000,000   General Electric Credit
                    Corp., 5.94%, 5/8/95             7,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER      14,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (91.8%)
AEROSPACE/DEFENSE (5.0%):
         73,000   Boeing Co.                         4,015
         48,000   General Dynamics Corp.             2,226
         34,500   Lockheed Martin Corp.(c)           1,992
         65,000   Raytheon Co.                       4,729
                                                  --------
                                                    12,962
                                                  --------
AUTOMOTIVE (3.4%):
         65,000   Chrysler Corp.                     2,803
         86,000   Ford Motor Co.                     2,322
         47,000   Pep Boys-Manny, Moe & Jack         1,210
         35,900   TRW, Inc.                          2,670
                                                  --------
                                                     9,005
                                                  --------
BANKS (7.4%):
         93,000   BankAmerica Corp.                  4,603
         95,000   Comerica, Inc.                     2,731
         76,000   CoreStates Financial Corp.         2,479
         77,000   First Union Corp.                  3,484
         81,000   J.P. Morgan & Co., Inc.            5,316
         30,000   Norwest Corp.                        795
                                                  --------
                                                    19,408
                                                  --------
BEVERAGES (1.2%):
         53,000   Anheuser Busch Co., Inc.           3,081
                                                  --------
CHEMICALS (2.6%):
         25,000   Dow Chemical Co.                   1,738
         31,000   Eastman Chemical                   1,759
         45,000   Lubrizol Corp.                     1,569
         15,000   Nalco Chemical Co.                   525
         60,000   RPM, Inc., Ohio                    1,185
                                                  --------
                                                     6,776
                                                  --------
COMPUTER SOFTWARE (1.5%):
         29,000   Microsoft Corp.(c)                 2,374
         67,000   Novell, Inc.(c)                    1,457
                                                  --------
                                                     3,831
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
COMPUTERS & OFFICE EQUIPMENT (1.2%):
         12,000   International Business
                    Machines Corp.                $  1,137
         53,000   Pitney Bowes, Inc.                 1,968
                                                  --------
                                                     3,105
                                                  --------
ELECTRICAL EQUIPMENT (2.6%):
         22,500   Emerson Electric Co.               1,513
         95,000   General Electric Co.               5,320
                                                  --------
                                                     6,833
                                                  --------
ELECTRONICS (2.5%):
         50,000   Hewlett Packard Co.                3,306
         31,000   Intel Corp.                        3,174
                                                  --------
                                                     6,480
                                                  --------
FINANCIAL SERVICES (4.3%):
         70,000   American Express Co.               2,433
        105,000   American General Corp.             3,465
         32,000   Federal National Mortgage
                    Assoc.                           2,824
         52,500   Household International,
                    Inc.                             2,461
                                                  --------
                                                    11,183
                                                  --------
FOOD (0.4%):
         31,000   Pioneer Hi-Bred
                    International, Inc.              1,163
                                                  --------
HEALTH CARE (1.1%):
         75,000   Abbott Laboratories                2,953
                                                  --------
HOME PRODUCTS (1.9%):
         57,000   Newell Co.                         1,347
         45,000   Sherwin Williams Co.               1,603
         51,500   Stanley Works                      2,041
                                                  --------
                                                     4,991
                                                  --------
INSURANCE (3.4%):
         64,000   Aetna Life & Casualty Co.          3,648
         77,000   Allstate                           2,339
         23,000   Chubb Corp.                        1,840
         25,000   St. Paul Cos., Inc.(c)             1,203
                                                  --------
                                                     9,030
                                                  --------
INDUSTRIAL - MISCELLANEOUS (2.6%):
         42,000   Allied Signal, Inc.                1,664
         35,000   Minnesota Mining &
                    Manufacturing Co.                2,087
         25,000   Textron, Inc.                      1,425
         62,000   WMX Technologies, Inc.             1,690
                                                  --------
                                                     6,866
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
MACHINERY & MANUFACTURING (1.5%):
         45,000   Cooper Industries               $  1,755
         27,000   Deere & Co.                        2,214
                                                  --------
                                                     3,969
                                                  --------
MEDIA (1.9%):
         30,001   Cox Communications, Inc.
                    Class A(c)                         458
         40,000   Dun & Bradstreet Corp.             2,085
         43,000   Time Warner, Inc.                  1,575
         50,000   Times Mirror Co., Class A            906
                                                  --------
                                                     5,024
                                                  --------
METALS & MINING (2.8%):
         63,000   Aluminum Co. of America            2,827
         70,000   Cyprus Amax Minerals               1,951
         80,000   USX U.S. Steel Group               2,440
                                                  --------
                                                     7,218
                                                  --------
OIL - INTEGRATED (DOMESTIC) (3.1%):
         34,000   Atlantic Richfield Co.             3,893
        117,500   Phillips Petroleum Co.             4,113
                                                  --------
                                                     8,006
                                                  --------
OIL - INTEGRATED (INTERNATIONAL) (8.4%):
        111,500   Chevron Corp.                      5,282
         34,000   Exxon Corp.                        2,367
         73,000   Mobil Corp.                        6,926
        107,000   Texaco, Inc.                       7,316
                                                  --------
                                                    21,891
                                                  --------
OILFIELD WELL EQUIPMENT & SERVICES (1.3%):
        110,000   Baker Hughes, Inc.                 2,475
         13,000   Schlumberger Ltd.                    817
                                                  --------
                                                     3,292
                                                  --------
PAPER & FOREST PRODUCTS (3.9%):
         47,000   Georgia Pacific Corp.              3,731
         61,500   International Paper Co.            4,736
         37,500   Union Camp Corp.                   1,880
                                                  --------
                                                    10,347
                                                  --------
PHARMACEUTICALS (3.6%):
         13,800   American Home Products Corp.       1,064
         55,000   Merck & Co., Inc.                  2,358
         40,000   Pfizer, Inc.                       3,465
         35,000   Schering-Plough                    2,638
                                                  --------
                                                     9,525
                                                  --------
RESTAURANTS (0.9%):
         65,000   McDonald's Corp.                   2,275
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
RETAIL - FOOD & DRUGS (1.2%):
         75,000   Supervalu, Inc.                 $  1,978
         25,000   Walgreen Co.                       1,175
                                                  --------
                                                     3,153
                                                  --------
RETAIL - TRADE (4.0%):
         51,000   Dayton Hudson Corp.                3,423
         83,000   Sears & Roebuck Co.                4,503
                                                  --------
                                                     7,926
                                                  --------
SOAPS & PERSONAL CARE (1.8%):
         45,000   Avon Products                      2,846
         25,000   Procter & Gamble Co.               1,747
                                                  --------
                                                     4,593
                                                  --------
TELECOMMUNICATIONS (7.3%):
        168,500   A T & T Corp.                      8,551
         15,000   Ameritech Corp.                      675
         43,000   Comsat Corp.                         860
        155,000   GTE Corp.                          5,289
         90,000   Nynex Corp.                        3,679
                                                  --------
                                                    19,054
                                                  --------
TOBACCO (1.7%):
         47,000   Philip Morris Cos., Inc.           3,184
         42,000   UST, Inc.                          1,181
                                                  --------
                                                     4,365
                                                  --------
TRANSPORTATION (1.2%):
          8,000   Burlington Northern, Inc.            476
         18,500   Norfolk Southern Corp.             1,246
         28,000   Roadway Services, Inc.             1,358
                                                  --------
                                                     3,080
                                                  --------
UTILITIES - ELECTRIC (5.1%):
        130,000   Consolidated Edison Co. NY,
                    Inc.                             3,608
         70,000   Duquesne Light Co.                 2,363
         95,000   Public Service Co. of
                    Colorado                         2,862
        141,000   Texas Utilities Co.                4,600
                                                  --------
                                                    13,433
                                                  --------
UTILITIES - NATURAL GAS (2.2%):
         65,500   Consolidated Natural Gas           2,579
         39,000   Enron Corp.                        1,326
         30,000   Enserch Corp.                        518
         48,000   Peoples Energy Corp.               1,212
                                                  --------
                                                     5,635
----------------------------------------------------------
                           TOTAL COMMON STOCKS     240,453
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
VALUE FUND                                                           (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  U.S. TREASURY BILLS (0.2%)
        410,000   4.13%, 6/22/95                  $    407
----------------------------------------------------------
                     TOTAL U.S. TREASURY BILLS         407
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (3.1%)
      8,188,301   Shearson U.S. Treasury Fund        8,188
----------------------------------------------------------
TOTAL INVESTMENT COMPANIES                           8,188
----------------------------------------------------------
TOTAL (COST 245,679)(B)                           $263,048
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $261,830.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $168. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $ 23,151
                  Unrealized depreciation           (5,950)
                                                  --------
                  Net unrealized appreciation     $ 17,201
                                                  =========

(c) Represents non-income producing securities.

---------------------------------------------------------
  FUTURES CONTRACTS

                                              MARKET
                                NUMBER OF     VALUE
                                CONTRACTS     (000)
Short, Standard & Poor's 500
  Index Futures Contracts,
  face amount $2,480, expiring
  6/16/95                           10        $2,584
                                              ------
Total Futures Contracts                       $2,584
                                              ------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  COMMERCIAL PAPER (1.5%)
FINANCIAL SERVICES (1.5%):
      5,000,000   General Motors Acceptance
                    Corp. 5.94%, 5/3/95           $  5,000
----------------------------------------------------------
                        TOTAL COMMERCIAL PAPER       5,000
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (93.9%)
AEROSPACE/DEFENSE (4.7%):
        128,500   Boeing Co.                         7,067
         78,000   General Dynamics Corp.             3,617
         80,000   Lockheed Martin Corp.(c)           4,620
                                                  --------
                                                    15,304
                                                  --------
ALUMINUM (1.0%):
         70,200   Aluminum Co. of America            3,150
                                                  --------
BANKS (6.9%):
        125,800   BankAmerica Corp.                  6,227
        225,000   Comerica, Inc.                     6,469
         81,800   J.P. Morgan & Co., Inc.            5,368
         24,800   National City Corp.                  679
        132,400   Norwest Corp.                      3,509
                                                  --------
                                                    22,252
                                                  --------
BEVERAGES (2.7%):
         66,400   Anheuser Busch Co., Inc.           3,859
        120,000   PepsiCo, Inc.                      4,995
                                                  --------
                                                     8,854
                                                  --------
CHEMICALS (1.8%):
         40,200   Dow Chemical Co.                   2,794
        145,000   RPM, Inc., Ohio                    2,864
                                                  --------
                                                     5,658
                                                  --------
COMPUTERS & PERIPHERALS (0.6%):
         20,000   International Business
                    Machines Corp.                   1,895
                                                  --------
CONGLOMERATES (0.6%):
         30,000   Minnesota Mining &
                    Manufacturing Co.                1,789
                                                  --------
COSMETICS & RELATED (2.0%):
        100,300   Avon Products                      6,344
                                                  --------
ELECTRICAL EQUIPMENT (3.3%):
         30,000   Emerson Electric Co.               2,017
        150,800   General Electric Co.               8,445
                                                  --------
                                                    10,462
                                                  --------
ELECTRONIC COMPUTING EQUIPMENT (0.6%):
         50,000   Compaq Computer Corp.(c)           1,900
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
ELECTRONIC & ELECTRICAL - GENERAL (2.1%):
         85,000   Motorola, Inc.                  $  4,834
         18,900   Texas Instruments, Inc.            2,003
                                                  --------
                                                     6,837
                                                  --------
ENGINEERING & CONSTRUCTION (1.8%):
        113,700   Fluor Corp.                        5,855
                                                  --------
ENTERTAINMENT (0.8%):
         70,400   Promus Cos., Inc.(c)               2,710
                                                  --------
FINANCIAL SERVICES (1.1%):
         39,000   Federal National Mortgage
                    Assoc.                           3,442
                                                  --------
FOREST PRODUCTS (3.5%):
         50,000   International Paper Co.            3,850
         66,900   Mead Corp.                         3,462
         78,900   Union Camp Corp.                   3,955
                                                  --------
                                                    11,267
                                                  --------
FUNERAL SERVICES (0.5%):
         61,000   Service Corp. International        1,723
                                                  --------
INDUSTRIAL - MISCELLANEOUS (1.0%):
         54,000   Textron, Inc.                      3,078
                                                  --------
INSURANCE (4.2%):
         40,000   Aetna Life & Casualty Co.(c)       2,280
         52,900   American International
                    Group, Inc.                      5,647
         70,000   Chubb Corp.                        5,600
                                                  --------
                                                    13,527
                                                  --------
MANUFACTURING MISCELLANEOUS (1.2%):
        100,000   Allied Signal, Inc.                3,962
                                                  --------
METALS (1.3%):
        134,300   USX U.S. Steel Group               4,096
                                                  --------
OFFICE EQUIPMENT & SUPPLIES (1.6%):
        136,100   Pitney Bowes, Inc.                 5,053
                                                  --------
OIL (10.9%):
         40,400   Atlantic Richfield Co.             4,626
        250,000   Chevron Corp.                     11,844
        105,500   Exxon Corp.                        7,345
        165,500   Texaco, Inc.                      11,316
                                                  --------
                                                    35,131
                                                  --------
OIL & GAS EXPLORATION (3.6%):
        170,000   Enron Corp.                        5,780
        170,000   Phillips Petroleum Co.             5,950
                                                  --------
                                                    11,730
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
DIVERSIFIED STOCK FUND                                               (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
OILFIELD EQUIPMENT & SERVICES (4.7%):
        235,000   Baker Hughes, Inc.              $  5,287
        227,600   Dresser Industries, Inc.           4,979
         75,100   Schlumberger Ltd.                  4,722
                                                  --------
                                                    14,988
                                                  --------
PHARMACEUTICALS (3.4%):
         75,000   Merck & Co., Inc.                  3,216
         25,000   Pfizer, Inc.                       2,166
         20,000   Schering-Plough                    1,507
         50,000   Warner-Lambert Co.                 3,988
                                                  --------
                                                    10,877
                                                  --------
POLLUTION CONTROL SERVICES (1.2%):
        142,000   WMX Technologies, Inc.             3,870
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.3%):
         28,500   Weingarten Realty Investors          998
                                                  --------
RETAIL (1.0%):
         46,500   Dayton Hudson Corp.                3,121
                                                  --------
RETAIL - SPECIALTY STORES (1.1%):
        133,000   Pep Boys - Manny, Moe & Jack       3,425
                                                  --------
RUBBER & RUBBER PRODUCTS (2.3%):
        120,000   Cooper Tire & Rubber Co.(c)        2,940
        119,600   Goodyear Tire & Rubber Co.         4,545
                                                  --------
                                                     7,485
                                                  --------
SEMICONDUCTORS (1.8%):
         30,000   Applied Materials, Inc.(c)         1,849
         40,000   Intel Corp.                        4,095
                                                  --------
                                                     5,944
                                                  --------
SHIPPING (1.1%):
        152,650   TNT Freightways Corp.              3,587
                                                  --------
SOFTWARE & COMPUTER SERVICES (4.0%):
        111,800   Microsoft(c)                       9,154
        175,000   Novell, Inc.(c)                    3,806
                                                  --------
                                                    12,960
                                                  --------
TOBACCO & TOBACCO PRODUCTS (1.7%):
         80,000   Philip Morris Cos., Inc.           5,420
                                                  --------
UTILITIES - ELECTRIC (5.4%):
        200,000   Consolidated Edison Co. NY,
                    Inc.                             5,550
         20,000   Duquesne Light Co.                   675
        150,000   Southern Co.                       3,094
        248,500   Texas Utilities Co.                8,107
                                                  --------
                                                    17,426
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
UTILITIES - TELECOMMUNICATIONS (8.1%):
        230,000   A T & T Corp.                   $ 11,673
        300,000   GTE Corp.                         10,238
         98,100   Nynex Corp.                        4,010
                                                  --------
                                                    25,921
----------------------------------------------------------
                           TOTAL COMMON STOCKS     302,041
----------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.0%)
      2,433,734   Federated Treasury
                    Obligation Fund                  2,434
     13,557,653   Shearson U.S. Treasury Fund       13,557
----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                        15,991
----------------------------------------------------------
TOTAL (COST $292,681)(B)                          $323,032
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $321,593.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $366. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amount in thousands):

                  Unrealized appreciation         $ 33,693
                  Unrealized depreciation           (3,708)
                                                  --------
                  Net unrealized appreciation     $ 29,985
                                                  =========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (97.4%)
BANKS (4.6%):
         20,500   BankAmerica Corp.               $    1,015
         37,500   Norwest Corp.                          994
                                                  ----------
                                                       2,009
                                                  ----------
BEVERAGES (2.8%):
         21,300   Coca Cola Co.                        1,238
                                                  ----------
COMPUTERS & PERIPHERALS (1.1%):
          9,000   3Com Corp.(c)                          504
                                                  ----------
CONGLOMERATES (2.7%):
         36,000   Corning Glass Works                  1,202
                                                  ----------
COSMETICS & RELATED (3.2%):
         17,000   Gillette Co.                         1,394
                                                  ----------
ELECTRICAL EQUIPMENT (5.7%):
         26,300   General Electric Co.                 1,473
         18,700   Johnson Controls, Inc.               1,014
                                                  ----------
                                                       2,487
                                                  ----------
ELECTRONICS & ELECTRICAL (3.4%):
         26,200   Motorola, Inc.                       1,490
                                                  ----------
ENTERTAINMENT (3.0%):
         24,000   Walt Disney Co.                      1,329
                                                  ----------
FINANCIAL SERVICES (5.8%):
         16,900   Federal National Mortgage
                    Assoc.                             1,491
         25,000   First USA, Inc.                      1,063
                                                  ----------
                                                       2,554
                                                  ----------
FOREST PRODUCTS (4.1%):
         13,000   Georgia Pacific Corp.                1,032
         10,000   International Paper Co.                770
                                                  ----------
                                                       1,802
                                                  ----------
HOUSEHOLD PRODUCTS (3.2%):
         34,300   Newell Co.                             810
         20,400   Rubbermaid, Inc.                       602
                                                  ----------
                                                       1,412
                                                  ----------
INSURANCE (2.9%):
         11,900   American International
                    Group, Inc.                        1,270
                                                  ----------
LEISURE-RECREATION, GAMING (1.3%):
         43,700   International Game
                    Technology                           563
                                                  ----------
MEDICAL-BIOTECHNOLOGY (0.7%):
          4,200   Amgen, Inc.(c)                         305
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (1.5%):
         23,900   Health Care & Retirement
                    Corp.(c)                      $      675
                                                  ----------
OIL & GAS EXPLORATION, PRODUCTION (1.6%):
         18,000   Burlington Resource, Inc.              704
                                                  ----------
OIL-INTEGRATED COMPANIES (11.3%):
         11,800   Amoco Corp.                            774
          9,600   Atlantic Richfield Co.               1,099
         25,000   Chevron Corp.                        1,184
         14,100   Mobil Corp.                          1,338
          8,100   Texaco, Inc.                           554
                                                  ----------
                                                       4,949
                                                  ----------
PHARMACEUTICALS (3.4%):
         20,000   Ivax Corp.                             517
         13,000   Schering-Plough                        980
                                                  ----------
                                                       1,497
                                                  ----------
POLLUTION CONTROL SERVICES (1.8%):
         29,000   WMX Technologies, Inc.                 790
                                                  ----------
RETAIL (5.3%):
         30,000   The Gap                                956
         33,300   Home Depot, Inc.                     1,390
                                                  ----------
                                                       2,346
                                                  ----------
SEMICONDUCTORS (3.7%):
         16,000   Intel Corp.                          1,638
                                                  ----------
SOAPS & CLEANING AGENTS (3.0%):
         18,800   Procter & Gamble Co.                 1,814
                                                  ----------
SOFTWARE & COMPUTER SERVICES (6.0%):
         20,000   Microsoft Corp.(c)                   1,638
         45,000   Novell, Inc.(c)                        979
                                                  ----------
                                                       2,617
                                                  ----------
TELECOMMUNICATIONS (6.8%):
         22,400   Telefonos de Mexico                    678
         21,900   AT&T Corp.                           1,111
         20,300   SBC Communication, Inc.              1,191
                                                  ----------
                                                       2,980
                                                  ----------
TOBACCO & TOBACCO RELATED (1.0%):
          6,600   Philip Morris Cos., Inc.               447
                                                  ----------
TRANSPORTATION-AIR (2.3%):
         43,700   Southwest Airlines Co.               1,011
                                                  ----------
UTILITIES-NATURAL GAS (5.0%):
         36,500   El Paso Natural Gas                  1,068
         33,300   Enron Corp.                          1,132
                                                  ----------
                                                       2,200
------------------------------------------------------------
TOTAL COMMON STOCKS                                   42,727
------------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
GROWTH FUND                                                          (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  INVESTMENT COMPANIES (2.1%)
         98,561   Shearson U.S. Treasury Fund     $      919
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               919
------------------------------------------------------------
TOTAL (COST $40,358)(B)                           $   43,646
---

---------------

(a) Percentages indicated are based on net assets of $43,861.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    5,809
                  Unrealized depreciation             (2,521)
                                                  ----------
                  Net unrealized appreciation     $    3,288
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.6%)
AEROSPACE/DEFENSE (3.4%):
        113,400   GenCorp, Inc.                   $    1,432
         29,500   General Dynamics Corp.               1,368
         86,700   Thiokol Corp. Delaware               2,416
                                                  ----------
                                                       5,216
                                                  ----------
AUTOMOTIVE PARTS (4.7%):
         44,200   Genuine Parts Co.                    1,713
         46,600   Hayes Wheels                           874
         72,200   Kaydon Corp.                         1,985
         51,600   Mascotech, Inc.                        574
         13,000   Stewart & Stevenson
                  Services,
                  Inc.                                   487
         95,775   T B C Corp.(c)                       1,017
         33,915   Walbro Corp.                           634
                                                  ----------
                                                       7,284
                                                  ----------
BANKS (5.7%):
         30,100   Central Fidelity Banks, Inc.           769
        119,200   Comerica, Inc.                       3,427
         36,401   Michigan National Corp.              3,818
         17,500   Star Bank                              731
                                                  ----------
                                                       8,745
                                                  ----------
BEVERAGES (1.0%):
         71,000   Coca Cola Enterprises, Inc.          1,588
                                                  ----------
CHEMICALS (7.8%):
         57,875   A. Schulman, Inc.                    1,816
         42,550   Avery Dennison Corp.                 1,729
         22,400   Geon Co.                               605
         32,000   Lubrizol Corp.                       1,116
         12,900   Lyondell Petrochemical                 320
         57,500   Olin Corp.                           3,213
         96,500   RPM, Inc.                            1,905
         30,000   WD 40 Co.                            1,320
                                                  ----------
                                                      12,024
                                                  ----------
CONSTRUCTION (1.2%):
         71,100   Foster Wheeler Corp.                 2,631
                                                  ----------
CONTAINERS (1.1%):
         71,000   Sonoco Products Co.                  1,766
                                                  ----------
ELECTRICAL EQUIPMENT (8.4%):
         39,200   Arrow Electronics, Inc.(c)           1,823
         22,500   W.W. Grainger, Inc.                  1,361
        121,332   Mark IV Industries                   2,184
         33,300   Molex Corp.                          1,257
         45,400   Teleflex, Inc.                       1,878
         75,529   Vishay Intertechnology,
                  Inc.(c)                              4,466
                                                  ----------
                                                      12,969
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
ENVIRONMENTAL CONTROL (1.1%):
        179,650   Laidlaw, Inc. Class B           $    1,617
                                                  ----------
FINANCIAL SERVICES (4.6%):
         53,300   Equifax, Inc.                        1,726
         61,850   MBNA Corp.                           1,870
         42,800   PMI Group, Inc.(c)                   1,594
         69,100   UJB Financial Corp.                  1,892
                                                  ----------
                                                       7,082
                                                  ----------
FOOD DISTRIBUTORS (0.3%):
         15,500   SuperValu, Inc.                        409
                                                  ----------
FOOD PROCESSING & PACKAGING (2.4%):
         72,100   Dean Foods Co.                       2,055
         45,250   IBP, Inc.                            1,674
                                                  ----------
                                                       3,729
                                                  ----------
FOREST PRODUCTS (1.9%):
         62,262   Pentair, Inc.                        2,848
                                                  ----------
FUNERAL SERVICES (1.8%)
         95,500   Service Corp. International          2,698
                                                  ----------
FURNITURE (0.7%):
         28,300   Leggett & Platt, Inc.                1,090
                                                  ----------
HEAVY MACHINERY (2.3%):
         61,800   Baker Hughes, Inc.                   1,391
         40,650   Tyco Laboratories, Inc.              2,134
                                                  ----------
                                                       3,525
                                                  ----------
HOLDING COMPANIES (0.2%):
          7,900   Northern Trust Corp.(c)                289
                                                  ----------
HOTELS & MOTELS (1.4%):
         72,300   Mirage Resorts, Inc.(c)              2,169
                                                  ----------
INSURANCE (5.4%):
         46,200   American Re Corp.                    1,756
         55,200   Kemper Corp.                         2,498
         47,500   Progressive Corp.                    1,793
         34,500   TransAtlantic Holdings               2,190
                                                  ----------
                                                       8,237
                                                  ----------
MACHINE TOOLS (2.9%):
         90,900   Albany International Corp.           1,988
         22,900   Greenfield Industries                  676
         67,200   Manitowoc Industries                 1,756
                                                  ----------
                                                       4,420
                                                  ----------
MANUFACTURING (2.2%):
         38,000   Briggs & Stratton Corp.              1,335
         19,100   Hillenbrand                            566
         56,466   Pall Corp.                           1,320
         11,100   Paragon Trade Brands,                  172
                  Inc.(c)
                                                  ----------
                                                       3,393
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
SPECIAL VALUE FUND                                                   (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (3.8%):
        139,300   Community Psychiatric
                  Centers, Inc.(c)                $    1,845
         43,200   Lincare Holdings(c)                  1,334
         60,100   Quorum Health Group(c)               1,240
          7,100   Ventritex(c)                           107
         42,437   Vivra, Inc.(c)                       1,363
                                                  ----------
                                                       5,889
                                                  ----------
MEDICAL SUPPLIES (0.2%):
         10,000   Sunrise Medical, Inc.(c)               303
                                                  ----------
METALS (3.3%):
         86,100   CBI Industries, Inc.                 2,132
         28,000   Kennametal, Inc.                       938
         31,800   Minerals Technologies, Inc.          1,057
         32,500   USX U.S. Steel Group                   991
                                                  ----------
                                                       5,118
                                                  ----------
NEWSPAPERS (1.6%):
         41,100   Tribune Co.                          2,430
                                                  ----------
OIL & GAS EXPLORATION (2.1%):
         80,100   Anadarko Petroleum                   3,294
                                                  ----------
OIL & GAS PRODUCTION (1.2%):
         46,100   Snyder Oil Corp.                       663
         42,500   Vastar Resources, Inc.               1,137
                                                  ----------
                                                       1,800
                                                  ----------
RETAIL (1.7%):
         70,800   Hannaford Brothers                   1,867
         22,500   TJX Companies, Inc.                    259
         13,800   Tiffany & Co.                          443
                                                  ----------
                                                       2,569
                                                  ----------
RUBBER (1.0%):
         15,800   Bandag, Inc.                           938
          4,500   Bandag, Inc. Class A                   249
         19,125   Standard Products Co.                  378
                                                  ----------
                                                       1,565
                                                  ----------
SEMICONDUCTORS (0.5%):
         13,500   Applied Materials Inc.(c)              832
                                                  ----------
SHOES, LEATHER GOODS (1.3%):
         25,600   Nike, Inc.                           1,962
                                                  ----------
SOFTWARE & COMPUTER SERVICES (1.2%):
         10,000   American Software, Inc.                 41
         14,750   Analysts International Corp.           372
         28,300   Policy Management
                  Systems(c)                           1,426
                                                  ----------
                                                       1,839
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (1.5%):
         36,700   A.K. Steel Holding Corp.(c)     $      987
         68,620   Worthington Industries, Inc.         1,295
                                                  ----------
                                                       2,282
                                                  ----------
TELECOMMUNICATIONS (0.8%):
          4,600   Comsat Corp.                            92
         53,333   Federal Signal Corp.                 1,207
                                                  ----------
                                                       1,299
                                                  ----------
TOBACCO (0.4%):
         23,773   Universal Corp.                        544
                                                  ----------
TRANSPORTATION (3.8%):
         45,350   Gatx Corp.                           2,041
         40,800   Pittston Services Group                969
         80,750   Illinois Central Corp.               2,836
                                                  ----------
                                                       5,846
                                                  ----------
UTILITIES -- ELECTRIC & GAS (8.0%):
         32,400   Brooklyn Union Gas Co.                 786
         27,020   DQE Co.                                912
        118,600   Florida Progress Corp.               3,617
        148,300   Northeast Utilities                  3,244
         79,400   Public Service Co. of                2,392
                  Colorado
          8,500   Raychem Corp.                          303
         27,700   Washington Gas Light Co.             1,080
                                                  ----------
                                                      12,334
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (1.1%):
         69,400   LDDS Communications(c)               1,665
------------------------------------------------------------
  TOTAL COMMON STOCKS                                145,300
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.6%)
      1,806,695   Federated Treasury                   1,806
                  Obligation
      6,859,515   Shearson U.S. Treasury Fund          6,860
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           8,666
------------------------------------------------------------
TOTAL (COST $142,586)(A)                          $  153,966
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $153,591.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   16,787
                  Unrealized depreciation             (5,407)
                                                  ----------
                  Net unrealized appreciation     $   11,380
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                         Schedule of Portfolio Investments
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.8%)
AUTOMOTIVE PARTS (3.8%):
          8,900   Breed Technologies, Inc.        $      179
         20,000   Kaydon Corp.                           550
                                                  ----------
                                                         729
                                                  ----------
BANKS (1.7%):
          8,163   First Bank Systems, Inc.               331
                                                  ----------
COMPUTERS & PERIPHERALS (4.9%):
         12,000   Optical Data Systems(c)                486
         10,000   Sungard Data Systems,
                  Inc.(c)                                466
                                                  ----------
                                                         952
                                                  ----------
DRUG STORES (1.0%):
          7,000   Eckerd Corp.(c)                        204
                                                  ----------
ELECTRONIC & ELECTRICAL (2.5%):
         11,000   Avnet, Inc.                            490
                                                  ----------
FINANCIAL SERVICES (4.0%):
         34,300   Aames Financial Corp.                  429
          8,500   Green Tree Financial Corp.             347
                                                  ----------
                                                         776
                                                  ----------
FURNITURE (4.1%):
         24,000   Juno Lighting                          498
         11,000   LaZBoy Chair Co.                       297
                                                  ----------
                                                         795
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (3.1%):
         15,000   Invacare Corp.                         593
                                                  ----------
INSURANCE -- LIFE (5.3%):
         48,090   Gainsco, Inc.                          511
         14,500   Reliastar Financial Corp.              520
                                                  ----------
                                                       1,031
                                                  ----------
LEISURE -- RECREATION, GAMING (2.2%):
         16,000   Aldila(c)                               98
         26,200   Callaway Golf Co.                      324
                                                  ----------
                                                         422
                                                  ----------
MISCELLANEOUS MANUFACTURING (5.0%):
         18,000   Keystone International, Inc.           378
         25,000   Pall Corp.                             584
                                                  ----------
                                                         962
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
MEDICAL SERVICES (7.4%):
         15,800   Lincare Holdings(c)             $      488
         14,300   Mid Atlantic Medical
                  Services,
                  Inc.(c)                                247
          5,400   Pacificare Health System(c)            335
         15,200   Sun Healthcare Group(c)                366
                                                  ----------
                                                       1,436
                                                  ----------
METALS (7.3%):
         40,000   Addington Resources, Inc.(c)           450
         13,000   Commercial Metals Co.                  345
         15,000   Mueller Industries, Inc.(c)            624
                                                  ----------
                                                       1,419
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.5%):
         50,000   Checkmate Electronics(c)               481
                                                  ----------
OIL & GAS EXPLORATION (5.6%):
         10,000   Barrett Resources Corp.(c)             235
         13,000   Devon Energy Corp.                     270
         10,000   H.S. Resource, Inc.(c)                 165
         18,000   Newfield Exploration(c)                414
                                                  ----------
                                                       1,084
                                                  ----------
PHARMACEUTICALS (3.2%):
         18,000   Teva Pharmaceutical
                  Industries Ltd.                        617
                                                  ----------
PUBLISHING (2.9%):
          5,000   Belo Corp.                             300
         15,000   Valassis Communications(c)             263
                                                  ----------
                                                         563
                                                  ----------
RETAIL (5.1%):
         23,000   Lillian Vernon Corp.                   469
         16,000   Medicine Shoppe
                  International, Inc.                    512
                                                  ----------
                                                         981
                                                  ----------
SEMICONDUCTORS (11.7%):
         12,000   Advanced Micro Devices(c)              432
          5,300   Alliance Semiconductor
                  Corp.(c)                               215
         14,100   Atmel Corp.(c)                         620
         30,000   Integrated Circuit                     311
                  Systems(c)
          5,000   Lam Research Corp.(c)                  253
          7,400   Linear Technology                      442
                                                  ----------
                                                       2,273
                                                  ----------
SERVICES (NON-FINANCIAL) (1.8%):
         20,000   Safecard Services                      350
                                                  ----------
TELECOMMUNICATIONS (2.4%):
         21,000   Digi International, Inc.(c)            467
            352   Intellicall, Inc.(c)                     2
                                                  ----------
                                                         469
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS            Schedule of Portfolio Investments -- Continued
SPECIAL GROWTH FUND                                               April 30, 1995
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
TRANSPORTATION -- RAIL (2.3%):
         16,000   Railtex, Inc.(c)                $      444
                                                  ----------
TRUCKING (5.0%):
         21,000   American Freightways,                  491
                  Inc.(c)
         20,500   TNT Freightways Corp.                  481
                                                  ----------
                                                         972
------------------------------------------------------------
TOTAL COMMON STOCKS                                   18,374
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (6.0%)
        295,621   Federated Treasury                     296
                  Obligation
        868,947   Shearson U.S. Treasury Fund            869
------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                             1,165
------------------------------------------------------------
TOTAL (COST $18,177)(B)                           $   19,539
----------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $19,386.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $    2,271
                  Unrealized depreciation               (943)
                                                  ----------
                  Net unrealized appreciation     $    1,328
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
----------------------------------------------
  COMMON STOCKS (94.7%)
AEROSPACE/DEFENSE (0.2%):
          5,361   GenCorp, Inc.                   $       67
                                                  ----------
AMUSEMENT & RECREATION SERVICES (0.6%):
          7,000   Cedar Fair L.P.                        219
                                                  ----------
AUTOMOTIVE PARTS (5.2%):
         24,000   Dana Corp.                             617
         15,000   Lamson & Sessions Co.(c)                96
         15,000   TRW, Inc.                            1,115
                                                  ----------
                                                       1,828
                                                  ----------
BANKS (7.2%):
         26,000   Charter One Financial, Inc.            594
         14,000   First Merit Corp.                      324
          9,375   Huntington Bancshares, Inc.            176
         23,000   National City Corp.                    630
         15,000   Provident Bancorp                      506
          2,000   Second Bancorp                          45
          6,000   Star Bank                              250
                                                  ----------
                                                       2,525
                                                  ----------
BUILDING MATERIALS (1.2%):
         10,000   Medusa Corp.                           226
          5,000   Owens Corning Fiberglas
                  Corp.(c)                               183
                                                  ----------
                                                         409
                                                  ----------
CHEMICALS (8.1%):
         12,500   A. Schulman, Inc.                      392
         16,000   Chemed Corp.                           492
         23,500   Chempower, Inc.(c)                      73
         20,000   Ferro Corp.                            568
          6,000   Lesco, Inc.                             95
         20,000   Lubrizol Corp.                         697
         26,250   RPM, Inc.                              518
                                                  ----------
                                                       2,835
                                                  ----------
CONSUMER GOODS (2.1%):
         12,000   American Greetings Corp.               327
         43,000   Gibson Greetings, Inc.                 430
                                                  ----------
                                                         757
                                                  ----------
ELECTRICAL EQUIPMENT (4.7%):
         60,000   Pioneer-Standard
                  Electronics,
                  Inc.                                 1,170
         20,000   Robbins & Myers Inc.                   485
                                                  ----------
                                                       1,655
                                                  ----------
ENGINEERING (0.3%):
          5,000   Corrpro(c)                              93
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
FINANCIAL SERVICES (2.4%):
         15,000   Haverfield Corp.                $      203
         16,000   McDonald & Co. Investments             232
         24,000   State Auto Financial                   402
                                                  ----------
                                                         837
                                                  ----------
FOOD DISTRIBUTORS (0.9%):
         10,000   Chiquita Brands                        134
                  International
          7,000   Kroger Co.(c)                          178
                                                  ----------
                                                         312
                                                  ----------
FOREST PRODUCTS (2.9%):
         12,000   Mead Corp.                             621
         15,000   Reynolds & Reynolds Co.                398
                                                  ----------
                                                       1,019
                                                  ----------
HEALTH CARE (0.4%):
          9,000   Health Power, Inc.(c)                  138
                                                  ----------
HOSPITAL & NURSING EQUIPMENT (5.6%):
         25,000   Invacare Corp.                         988
         20,000   Omnicare, Inc.                         972
                                                  ----------
                                                       1,960
                                                  ----------
HOUSEHOLD GOODS (3.1%):
         26,221   Lancaster Colony Corp.                 911
         20,000   Sun Television & Appliance             168
                                                  ----------
                                                       1,079
                                                  ----------
INDUSTRIAL SERVICES (3.9%):
         45,000   ACME Cleveland Corp.                   934
         22,000   Amcast Industrial Corp.                440
                                                  ----------
                                                       1,374
                                                  ----------
INSURANCE (2.4%):
         10,000   Ohio Casualty                          293
         15,000   Progressive Corp.                      566
                                                  ----------
                                                         859
                                                  ----------
MACHINE TOOLS (8.3%):
         15,750   Bearings, Inc.                         488
         17,000   Cincinnati Milacron, Inc.              455
         37,050   Commercial Intertech Corp.             820
         46,500   Gorman Rupp Co.                        703
          8,250   LDI Corp.(c)                            27
          5,000   Monarch Machine Tool Co.                49
         25,000   Telxon Corp.                           393
                                                  ----------
                                                       2,935
                                                  ----------
MANUFACTURING (2.2%):
         10,000   Parker-Hannifin Corp.                  520
          7,000   TRINOVA Corp.                          243
                                                  ----------
                                                         763
                                                  ----------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
OHIO REGIONAL STOCK FUND                                             (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
METALS (1.0%):
         10,000   Brush Wellman, Inc.             $      197
          5,000   Cold Metal Products, Inc.(c)            34
         10,000   Park-Ohio Industries,                  114
                  Inc.(c)
                                                  ----------
                                                         345
                                                  ----------
OFFICE EQUIPMENT & SUPPLIES (2.7%):
         23,000   Diebold, Inc.                          955
                                                  ----------
OIL & GAS EXPLORATION (1.8%):
         33,000   USX -- Marathon Group                  619
                                                  ----------
PAINT, VARNISHES & ENAMELS (1.4%):
         14,000   Sherwin Williams Co.                   499
                                                  ----------
POLLUTION CONTROL SERVICES (0.7%):
         51,100   Mid American Waste
                  Systems(c)                             243
                                                  ----------
PRECISION INSTRUMENTS (1.4%):
         30,000   Keithley Instruments, Inc.             506
                                                  ----------
PRINTING (0.3%):
         20,000   Multi-Color Corp.(c)                    98
                                                  ----------
PUBLISHING (2.0%):
         25,000   Scripps (E.W.) Co.                     716
                                                  ----------
REAL ESTATE INVESTMENT TRUSTS (1.0%):
         16,000   Health Care REIT, Inc.                 348
                                                  ----------
RESTAURANTS (3.3%):
         30,000   Bob Evans Farms, Inc.                  615
         20,000   Frisch's Restaurants                   185
         22,000   Wendy's International                  374
                                                  ----------
                                                       1,174
                                                  ----------
RETAIL (2.8%):
         15,000   Consolidated Stores Corp.(c)           257
         17,000   Fabri-Centers of America,              315
                  Inc.(c)
         15,000   The Limited, Inc.                      320
         10,000   Value City Department
                  Stores,
                  Inc.(c)                                 90
                                                  ----------
                                                         982
                                                  ----------
RUBBER & RUBBER PRODUCTS (1.6%):
          5,000   Cooper Tire & Rubber Co.               123
         12,000   Goodyear Tire & Rubber Co.             456
                                                  ----------
                                                         579
                                                  ----------
SERVICES (NON-FINANCIAL) (0.3%):
          4,200   Roto Rooter, Inc.                      103
                                                  ----------
SHIPPING (0.3%):
          3,000   Oglebay Norton Co.                      98
                                                  ----------

     SHARES OR                                      MARKET
     PRINCIPAL                                      VALUE
       AMOUNT         SECURITY DESCRIPTION          (000)
STEEL (3.3%):
         35,000   Shiloh(c)                       $      333
          9,000   Timken Co.                             363
         25,000   Worthington Industries, Inc.           472
                                                  ----------
                                                       1,168
                                                  ----------
TEXTILE MANUFACTURING (1.1%):
         25,000   Essef Corp.(c)                         394
                                                  ----------
TRANSPORTATION (1.6%):
         22,500   Comair Holding, Inc.                   567
                                                  ----------
TRUCKS (1.2%):
         20,000   Thor Industries, Inc.                  418
                                                  ----------
UTILITIES -- ELECTRIC (3.2%):
         14,000   American Electric Power                459
         22,500   D.P.L., Inc.                           470
         10,000   Ohio Edison                            200
                                                  ----------
                                                       1,129
                                                  ----------
UTILITIES -- TELECOMMUNICATIONS (2.0%):
         30,000   Cincinnati Bell                        720
------------------------------------------------------------
TOTAL COMMON STOCKS                                   33,325
------------------------------------------------------------
----------------------------------------------
  RIGHTS & WARRANTS (0.2%)
         10,000   Cincinnati Microwave,                   59
                  Inc.(c)
------------------------------------------------------------
TOTAL RIGHTS & WARRANTS                                   59
------------------------------------------------------------
----------------------------------------------
  INVESTMENT COMPANIES (5.1%)
        303,843   Federated Treasury                     304
                  Obligation
      1,476,549   Shearson U.S. Treasury Fund          1,476
------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           1,780
------------------------------------------------------------
TOTAL (COST $24,640)(B)                           $   35,164
---------------------------------------------------------

---------------

(a) Percentages indicated are based on net assets of $35,183.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation         $   12,135
                  Unrealized depreciation             (1,611)
                                                  ----------
                  Net unrealized appreciation     $   10,524
                                                  ==========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                               Schedule of Portfolio Investments
THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
----------------------------------------------
  CORPORATE BONDS (0.1%)
FRANCE (0.1%):
          1,313   Axa SA Convertible(c),
                    4.50%, 1/1/99                 $     78
----------------------------------------------------------
TOTAL CORPORATE BONDS                                   78
----------------------------------------------------------
----------------------------------------------
  COMMON STOCKS (97.2%)
AUSTRALIA (1.0%):
  Energy Sources
         60,000   The Broken Hill Proprietary
                    Co., Ltd.(c)                       873
----------------------------------------------------------
TOTAL AUSTRALIA                                        873
----------------------------------------------------------
BRITAIN (9.1%):
  BANKS (1.3%):
        231,000   Standard Chartered Bank            1,119
                                                  --------
  BROADCASTING & PUBLISHING (1.2%):
         78,400   Reed International                 1,009
                                                  --------
  BUSINESS & PUBLIC SERVICES (4.3%):
        122,200   British Airport Authority            932
        122,600   Cable Wireless                       792
         65,800   Carlton Communications Plc.        1,000
        127,800   Reuters                              972
                                                  --------
                                                     3,696
                                                  --------
  OIL & GAS PRODUCTION (1.2%):
        144,400   British Petroleum                  1,040
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.1%):
        311,000   Vodafone                             973
----------------------------------------------------------
TOTAL BRITAIN                                        7,837
----------------------------------------------------------
FINLAND (1.2%):
  ELECTRONIC & ELECTRICAL (1.2%):
         25,000   Nokia AB                           1,022
----------------------------------------------------------
TOTAL FINLAND                                        1,022
----------------------------------------------------------
FRANCE (9.9%):
  ADVERTISING (0.7%):
          5,750   Euro RSCG Worldwide                  634
                                                  --------
  AUTOMOTIVE PARTS (1.3%):
         18,700   Valeo                              1,067
                                                  --------
  ELECTRONIC & ELECTRICAL (2.3%):
            680   LeGrand                              987
         13,300   Schneider                          1,024
                                                  --------
                                                     2,011
                                                  --------
  INSURANCE (1.2%):
         19,700   Axa                                1,040
                                                  --------
  MANUFACTURING - CONSUMER GOODS (1.3%):
          4,550   Pinault-Printemps                  1,031
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  RECREATION/OTHER CONSUMER GOODS (1.9%):
          6,700   BIC Corp.                       $  1,119
          3,600   Castorama(c)                         597
                                                  --------
                                                     1,716
                                                  --------
  RETAIL (1.2%):
          2,120   Carrefour                          1,065
----------------------------------------------------------
TOTAL FRANCE                                         8,564
----------------------------------------------------------
GERMANY (7.6%):
  BANKS (2.1%):
          1,980   Depfa Bank                         1,007
          1,620   Deutsche Bank(c)                     796
                                                  --------
                                                     1,803
                                                  --------
  COSMETICS & RELATED (1.2%):
          1,360   Beiersdorf AG                      1,061
                                                  --------
  ENGINEERING/INDUSTRIAL
  CONSTRUCTION (1.0%):
          2,620   AGIV                                 844
                                                  --------
  HEALTH & PERSONAL CARE (1.1%):
          1,260   Schering                             938
                                                  --------
  MACHINE TOOLS (1.1%):
          3,550   Mannesmann                           970
                                                  --------
  UTILITIES - ELECTRIC (1.1%):
          2,660   Veba                                 994
----------------------------------------------------------
TOTAL GERMANY                                        6,610
----------------------------------------------------------
HOLLAND (8.4%):
  BREWERIES (1.0%):
          6,400   Heineken Holdings                    839
                                                  --------
  COMPUTERS & PERIPHERALS (0.5%):
         10,900   Getronics                            447
                                                  --------
  FOREST PRODUCTS (1.0%):
         29,300   Koninklijke KNP                      885
                                                  --------
  INSURANCE (1.1%):
         18,600   Internationale Nederlanden           982
                                                  --------
  LEISURE (1.2%):
         18,400   Polygram                           1,040
                                                  --------
  POLLUTION CONTROL SERVICES (1.0%):
          7,500   Ver Ned Uitgevers(c)                 840
                                                  --------
  SERVICES (NON-FINANCIAL) (1.2%):
         16,600   Randstad Holdings                    996
                                                  --------
  SHIPPING & SHIPBUILDING (1.0%):
         32,600   IHC Caland                           892
                                                  --------
  WHOLESALE & INTERNATIONAL TRADE (0.4%):
          4,500   Hagemeyer                            389
----------------------------------------------------------
TOTAL HOLLAND                                        7,310
----------------------------------------------------------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
HONG KONG (5.3%):
  BANKS (1.0%):
        217,000   Guoco Group                     $    824
                                                  --------
  DIVERSIFIED (1.9%):
        197,000   Hutchinson Whampoa                   855
        122,000   Swire Pacific "A"                    816
                                                  --------
                                                     1,671
                                                  --------
  RADIO & TELEVISION (0.8%):
        179,000   Television Broadcast                 666
                                                  --------
  REAL ESTATE (1.6%):
      3,000,000   China Resources                      752
        124,000   Henderson Land                       639
                                                  --------
                                                     1,391
----------------------------------------------------------
TOTAL HONG KONG                                      4,552
----------------------------------------------------------
ITALY (1.8%):
  AUTOMOBILES (0.4%):
         37,800   Pininfarina                          363
                                                  --------
  INSURANCE (0.5%):
         20,000   Assicurazioni Generali               481
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.9%):
        282,000   Telecom Italia                       751
----------------------------------------------------------
TOTAL ITALY                                          1,595
----------------------------------------------------------
JAPAN (33.3%):
  AEROSPACE/DEFENSE (0.8%):
        100,000   Mitsubishi Heavy Industry            726
                                                  --------
  BANKS (4.0%):
         62,000   Asahi Bank                           797
         32,000   Mitsubishi Bank                      785
         47,000   Sanwa Bank                         1,027
         38,000   Sumitomo Bank                        823
                                                  --------
                                                     3,432
                                                  --------
  BUILDING MATERIALS (0.9%):
         22,000   Tostem Corp.                         799
                                                  --------
  BUSINESS & PUBLIC SERVICE (0.6%):
         17,600   Mos Food Services                    517
                                                  --------
  CHEMICALS (1.6%):
         36,000   Shin Etsu Chemical                   698
        127,000   Tosoh Corp.(c)                       676
                                                  --------
                                                     1,374
                                                  --------
  ELECTRICAL EQUIPMENT (3.5%):
          7,300   Keyence(c)                           779
         14,000   Kyocera                            1,083
         28,000   Murata Manufacturing               1,126
                                                  --------
                                                     2,988
                                                  --------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  ELECTRONIC & ELECTRICAL (5.2%):
         52,000   Canon, Inc.                     $    860
         88,000   Hitachi, Ltd.                        896
          9,000   Riso Kagaku                          614
         25,000   Rohm Co., Ltd.                     1,157
         32,000   Tokyo Electron                       998
                                                  --------
                                                     4,525
                                                  --------
  ENGINEERING/INDUSTRIAL CONSTRUCTION (0.3%):
         11,000   Kinden                               219
                                                  --------
  FINANCE (1.6%):
         50,000   Daiwa Securities                     631
         12,000   Nichiei Co.                          767
                                                  --------
                                                     1,398
                                                  --------
  HOUSEHOLD GOODS (0.9%):
         20,400   Amway Japan                          760
                                                  --------
  MANUFACTURING - CAPITAL GOODS (1.2%):
         16,000   Secom & Co.                        1,044
                                                  --------
  MERCHANDISING (0.9%):
         11,000   Seven-eleven Japan                   792
                                                  --------
  PHARMACEUTICALS (1.3%):
         51,000   Yamanouchi Pharmaceutical          1,147
                                                  --------
  RADIO & TELEVISION (0.9%):
          3,270   Nippon Television Network            728
                                                  --------
  REAL ESTATE (0.9%):
         60,000   Sekisui House                        793
                                                  --------
  RUBBER & RUBBER PRODUCTS (1.0%):
         56,000   Bridgestone                          906
                                                  --------
  STEEL (1.8%):
        195,000   Nippon Steel                         775
        268,000   NKK Corp.(c)                         750
                                                  --------
                                                     1,525
                                                  --------
  STORAGE & WAREHOUSING (1.0%):
         51,000   Mitsubishi Warehouse                 880
                                                  --------
  TELECOMMUNICATIONS EQUIPMENT (1.0%):
             98   DDI Corp.                            863
                                                  --------
  UTILITIES - ELECTRIC (0.9%):
         66,000   Matsushita Electric Works            793
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (1.0%):
             99   Nippon Telephone & Telegraph         875
                                                  --------

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
  WHOLESALE & INTERNATIONAL TRADE (2.0%):
         33,000   Canon Sales                     $    872
        122,000   Itochu Corp.                         828
                                                  --------
                                                     1,700
----------------------------------------------------------
TOTAL JAPAN                                         28,784
----------------------------------------------------------
MALAYSIA (1.9%):
  DIVERSIFIED (0.9%):
        496,000   Renong Berhad                        759
                                                  --------
  FINANCIAL SERVICES (0.5%):
        125,000   Hong Leong Credit                    456
                                                  --------
  FOREST PRODUCTS (0.5%):
         99,000   Adkam Perdana                        445
----------------------------------------------------------
TOTAL MALAYSIA                                       1,660
----------------------------------------------------------
NEW ZEALAND (1.1%):
  FOREST PRODUCTS (1.1%):
        338,000   Fletcher Challenge                   910
----------------------------------------------------------
TOTAL NEW ZEALAND                                      910
----------------------------------------------------------
SINGAPORE (2.0%):
  AIRLINES (1.0%):
         84,000   Singapore Airlines, Series F         808
                                                  --------
  BANKS (1.0%):
         81,000   Overseas Chinese Banking
                    Corp.                              884
----------------------------------------------------------
TOTAL SINGAPORE                                      1,692
----------------------------------------------------------
SPAIN (1.3%):
  DIVERSIFIED (0.3%):
         92,000   Cofir                                299
                                                  --------
  FOOD DISTRIBUTORS (1.0%):
         48,600   Pryca                                861
----------------------------------------------------------
TOTAL SPAIN                                          1,160
----------------------------------------------------------
SWEDEN (5.1%):
  AUTOMOBILES (0.9%):
         41,400   Volvo AB                             777
                                                  --------
  COSMETICS & RELATED (1.3%):
         37,300   Astra A Free(c)                    1,088
                                                  --------
  ELECTRONIC & ELECTRICAL (0.9%):
         41,000   Allgon                               804
                                                  --------
  MANUFACTURING (1.2%):
         16,000   Ericsson (L.M.) Series B           1,059
                                                  --------
  MEDICAL SUPPLIES (0.8%):
         45,000   Arjo                                 700
----------------------------------------------------------
TOTAL SWEDEN                                         4,428
----------------------------------------------------------

     SHARES OR                                     MARKET
     PRINCIPAL                                     VALUE
       AMOUNT         SECURITY DESCRIPTION         (000)
SWITZERLAND (4.3%):
  DIVERSIFIED (0.9%):
            750   Baer Holdings Bearer            $    788
                                                  --------
  FOOD PROCESSING (1.1%):
            960   Nestle Registered                    941
                                                  --------
  PHARMACEUTICALS (1.1%):
            165   Roche Holdings AG
                    Genusscheine NPV                   995
                                                  --------
  UTILITIES - ELECTRIC (1.2%):
          1,020   Brown Boveri, Series A             1,010
----------------------------------------------------------
TOTAL SWITZERLAND                                    3,734
----------------------------------------------------------
UNITED STATES (3.9%):
  BROKERAGE FIRMS & SECURITY DEALERS (0.3%):
          8,700   Brazilian Investment Co.             273
                                                  --------
  INDUSTRIAL SERVICES (0.9%):
        750,000   China North Industries(c)            750
                                                  --------
  INVESTMENT FUNDS - CLOSED END (2.2%):
         17,000   Chile Fund                           805
         12,700   India Magnum Fund NV A(c)            722
            122   Korea Eurofund(c)                    435
                                                  --------
                                                     1,962
                                                  --------
  UTILITIES - TELECOMMUNICATIONS (0.5%):
         25,700   Videotron Holdings PLC.(c)           402
----------------------------------------------------------
TOTAL UNITED STATES                                  3,387
----------------------------------------------------------
TOTAL COMMON STOCKS                                 84,118
----------------------------------------------------------
---------------------------------------------------------
  INVESTMENT COMPANIES (0.8%)
        667,222   Shearson U.S. Treasury Fund          667
---------------------------------------------------------
  TOTAL INVESTMENT COMPANIES                           667
----------------------------------------------
TOTAL (COST $80,808)(B)                           $ 84,863
---------------------------------------------------------

---------------
(a) Percentages indicated are based on net assets of $86,530.

(b) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

        Unrealized appreciation      $ 6,255
        Unrealized depreciation       (2,199)
                                     -------
        Net unrealized
          appreciation               $ 4,056
                                     ========

(c) Represents non-income producing securities.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                            April 30, 1995
INTERNATIONAL GROWTH FUND                                            (Unaudited)
--------------------------------------------------------------------------------

---------------------------------------------------------
  FORWARD CURRENCY CONTRACTS

                                                            CONTRACT
                                                             VALUE
                                            CONTRACT         (U.S.         APPRECIATION DELIVERY
                CURRENCY                      PRICE         DOLLARS)       (DEPRECIATION)  DATE
-----------------------------------------   ---------      ----------      --------     -------
CURRENCY SOLD:
Japanese Yen                                84.125032      $ (258,668)     $   (331)     5/2/95
                                                           ----------      --------
     Total currency sold                                   $ (258,668)     $   (331)
                                                            =========      ========
CURRENCY PURCHASED:
Dutch Guilder                                1.514748      $  258,668      $ (5,760)     5/2/95
                                                           ----------      --------
     Total currency purchased                              $  258,668      $ (5,760)
                                                            =========      ========
Net payable for forward currency
  contracts purchased and sold                                             $ (6,091)
                                                                           ========

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                                   Notes to Financial Statements
                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Portfolios (collectively, the "Funds" and individually, a "Fund") were organized on February 5, 1986, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company established as a Massachusetts business trust. The Funds are authorized to issue an unlimited number of shares which are units of beneficial interest without par value. The Funds presently offer shares of the U.S. Government Obligations Fund, Prime Obligations Fund, Tax-Free Money Market Fund, Limited Term Income Fund, Government Mortgage Fund, Intermediate Income Fund, Investment Quality Bond Fund, Ohio Municipal Bond Fund, Balanced Fund, Stock Index Fund, Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, and International Growth Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITIES VALUATION:
--------------------

Investments of the U.S. Government Obligations Fund, the Prime Obligations Fund and the Tax-Free Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, the Balanced Fund, the Stock Index Fund, the Value Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities in the Balanced Fund and the International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FOREIGN CURRENCY TRANSLATION:
-----------------------------

The accounting records of the Funds are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on a Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities resulting from changes in the exchange rate.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS:
-----------------------

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which Society Asset Management, Inc. (the Funds' investment adviser) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

FORWARD CURRENCY CONTRACTS:
----------------------------

A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a Forward or if the value of the currency changes unfavorably.

FUTURES CONTRACTS:
-----------------

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS:
------------------------------------------------------------------

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement no payment is made and no interest accrues. A segregated account is established and maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until settlement date.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Stock Index Fund, the Value Stock Fund, the Diversified Stock Fund, the Growth Fund, the Special Value Fund, the Special Growth Fund, the Ohio Regional Stock Fund, and the International Growth Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Limited Term Income Fund, the Government Mortgage Fund, the Intermediate Income Fund, the Investment Quality Bond Fund, the Ohio Municipal Bond Fund, and the Balanced Fund.

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL INCOME TAXES:
---------------------

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OTHER:
-----

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Victory Portfolios are prorated to each Fund on the basis of relative net assets or other appropriate basis.

All expenses in connection with Intermediate Income, Investment Quality Bond, Balanced, Stock Index, Value, Growth, Special Value, and Special Growth Funds' organization and registration under the 1940 Act and the Securities Act of 1933 were paid by those Funds. Such expenses are being amortized over a period of two years commencing with the respective inception dates.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   Limited Term Income Fund.............  $108,053,386       $ 27,036,296
                   Government Mortgage Fund.............  $ 34,141,401       $ 41,957,068
                   Intermediate Income Fund.............  $ 45,696,863       $ 32,245,604
                   Investment Quality Bond Fund.........  $ 53,718,571       $ 49,102,816
                   Ohio Municipal Bond Fund.............  $ 35,466,334       $ 36,043,062
                   Balanced Fund........................  $ 79,112,448       $ 62,383,648
                   Stock Index Fund.....................  $ 20,540,742       $  9,328,966
                   Value Fund...........................  $ 63,655,162       $ 17,814,533
                   Diversified Stock Fund...............  $142,784,968       $116,116,919
                   Growth Fund..........................  $  1,331,614       $ 25,478,542
                   Special Value Fund...................  $ 47,216,203       $ 23,119,184
                   Special Growth Fund..................  $  7,686,792       $ 11,925,297
                   Ohio Regional Stock Fund.............  $  1,531,661       $  2,110,048
                   International Growth Fund............  $ 30,178,013       $ 19,936,541

4. RELATED PARTY TRANSACTIONS:

Investment advisory services are provided to all the Funds by Society Asset Management, Inc. ("SAM"), a wholly owned subsidiary of KeyCorp Asset Management Holdings, Inc., which is a wholly owned subsidiary of Society National Bank ("Society"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment and sub-investment advisory agreements, SAM is entitled to receive fees based on a percentage of the average net assets of the Funds. Society serves the Funds as custodian for all funds except the International Growth Fund. Society received no fees from the Funds for providing custodian services except for reimbursement of actual out-of-pocket expenses incurred. During the year ended October 31, 1994, KeyCorp made a capital contribution of $2,506,027 to the Prime Obligations Fund.

Society also serves as Shareholder Servicing Agent for all the Funds. As such, Society provides support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests,

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Society may receive a fee computed daily as a percentage of the average net assets of the Funds.

Affiliates of The BISYS Group, Inc. ("BISYS") serve as the Fund's administrator and distributor. Effective March 29, 1995, Concord Holding Corporation (the "Administrator"), an indirect, wholly-owned subsidiary of BISYS, became the administrator to the Funds and Victory Broker Dealer Services, Inc. (the "Distributor") became the distributor to the Funds. Prior to March 29, 1995, other affiliates of BISYS served as the Fund's administrator and distributor. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments from the Funds for serving as officers of the Funds. Such officers are paid no fees directly by the Funds for serving as officers of the Funds.

    Under the terms of the administration agreement, the Administrator's fees are computed daily as a percentage of the average net assets of the Funds. The Distributor receives no fees from the Funds for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended April 30, 1995, the Distributor received $171,000 from commissions earned on sales of shares of the variable net asset value funds all of which the Distributor reallowed to dealers of the Funds' shares, including $74,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average net assets.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

Information regarding related party transactions is as follows for the six months ended April 30, 1995:

                                                U.S.                        TAX-FREE
                                              GOVERNMENT      PRIME          MONEY
                                              OBLIGATIONS    OBLIGATIONS     MARKET
                                              FUND             FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .35%           .35%           .35%
Voluntary fee reductions                                                    $ 16,151
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                     $    260
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $140,500       $193,436       $ 67,915

                                              LIMITED                                      INVESTMENT
                                                TERM         GOVERNMENT     INTERMEDIATE   QUALITY
                                               INCOME        MORTGAGE        INCOME          BOND
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .50%           .50%           .75%           .75%
Voluntary fee reductions                      $ 11,015       $ 12,348       $160,661       $122,074
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 38,451       $ 48,386       $ 39,466       $ 32,928

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

                                                OHIO
                                              MUNICIPAL                      STOCK
                                                BOND         BALANCED        INDEX
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .60%          1.00%           .60%
Voluntary fee reductions                      $ 85,187       $293,792       $ 72,524
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                                                    $ 70,657
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 20,140       $ 47,761       $ 10,560
Voluntary fee reductions:                                                   $ 17,703

                                                             DIVERSIFIED
                                               VALUE          STOCK          GROWTH
                                                FUND           FUND           FUND
                                              --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%           .65%          1.00%
Voluntary fee reductions                      $434,192       $ 58,363       $ 93,184
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%
Voluntary fee reductions                      $    303       $    240
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 70,468       $ 84,805       $ 16,607

                                                                              OHIO
                                              SPECIAL        SPECIAL        REGIONAL       INTERNATIONAL
                                               VALUE          GROWTH         STOCK          GROWTH
                                                FUND           FUND           FUND           FUND
                                              --------       --------       --------       --------
INVESTMENT ADVISORY FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)             1.00%          1.00%           .75%          1.10%
Voluntary fee reductions                      $192,792       $ 39,953       $  7,022       $ 61,413
ADMINISTRATION FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .15%           .15%           .15%           .15%
Voluntary fee reductions                      $    144
SHAREHOLDER SERVICE FEES:
Annual fee before voluntary fee reductions
  (percentage of average net assets)              .25%           .25%           .25%           .25%
MUTUAL FUND ACCOUNTANT FEES:                  $ 40,759       $  7,725       $ 11,588       $ 59,708

                                                                  April 30, 1995
THE VICTORY PORTFOLIOS                                               (Unaudited)
--------------------------------------------------------------------------------

5. MERGERS:

As approved by vote of shareholders of The Victory Funds via proxy dated April 28, 1995, effective June 5, 1995, certain portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Victory Fund to a corresponding investment fund of The Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The portfolios of The Victory Funds merged into existing funds of The Victory Portfolios as follows:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following portfolios of The Victory Funds merged into newly created funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

On March 17, 1994, the Growth Fund acquired all the net assets of the Society Earnings Momentum Fund pursuant to a plan of reorganization approved by the shareholders of the Society Earnings Momentum Fund. The acquisition was accomplished by a tax-free exchange of 858,745 shares of the Growth Fund for the 882,905 shares of the Society Earnings Momentum Fund outstanding on March 17, 1994. These share transactions are included in the Growth Fund's statement of changes in net assets. The Society Earnings Momentum Fund's net assets at March 17, 1994 of approximately $8,794,000, including $649,000 of unrealized appreciation, were combined with those of the Growth Fund. The combined net assets immediately after the acquisition were approximately $70,777,000.
---------------

1 Not included in this report.

THE VICTORY FUNDS                                  Notes to Financial Statements
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Victory Funds (the "Fund"), organized as a Massachusetts business trust on January 6, 1982, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's Declaration of Trust permits the Board of Trustees (the "Trustees") to create an unlimited number of Portfolios. Victory New York Tax-Free Portfolio and the Fund for Income Portfolio are two series (of a total of 14 series) of the Fund. Each Portfolio's capitalization consists of an unlimited number of shares of beneficial interest without par value.

On April 30, 1994, all of the assets and liabilities of the Investors Preference New York Tax-Free Fund, Inc. ("IPNY") and the Investors Preference Fund for Income, Inc. ("IPFFI") were acquired by the New York Tax-Free Portfolio and the Fund for Income Portfolio, respectively, of the Fund pursuant to separate Agreements and Plans of Reorganization approved by the shareholders of each IPNY and IPFFI.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies for New York Tax-Free Portfolio and Fund for Income Portfolio (the "Portfolios").

The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

SECURITIES VALUATION:
--------------------

The securities of the Fund for Income Portfolio that are traded on an exchange or on the over-the-counter market are valued based upon the last sale price, or if no sale has occurred, at the closing bid price. Securities for which market quotations are not readily available are valued at the closing over-the counter bid price, if available, or at their fair value as determined in good faith by management following procedures approved by the Fund's Trustees. Short term debt instruments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost or original cost plus accrued interest, both of which approximates market value.

The securities of New York Tax-Free Portfolio are valued by a pricing service based upon a computerized matrix system or appraisals, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management following procedures approved by the Fund's Trustees.

REPURCHASE AGREEMENTS:
-----------------------

When each Portfolio enters into a repurchase agreement, the repurchase price of the securities will generally equal the amount paid by each Portfolio plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to each Portfolio whose value will be at least equal to the repurchase agreement amount. Each Portfolio monitors the value of the collateral on a daily basis, and if the value of the collateral falls below required levels, each Portfolio intends to seek additional collateral from the seller to terminate the repurchase agreements. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on the disposing of such securities. A repurchase agreement entered into by each Portfolio will be limited to transactions with broker-dealers or domestic banks believed to present minimal credit risks, and each Portfolio will take delivery of all securities underlying the repurchase agreement until such agreement expires.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION:
----------------------------------------------

The New York Tax-Free Portfolio may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Portfolio will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolio will maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

INCOME TAXES:
-------------

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SECURITIES TRANSACTIONS AND RELATED INCOME:
-------------------------------------------

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DIVIDENDS TO SHAREHOLDERS:
-------------------------

Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the New York Tax-Free Portfolio and the Fund for Income Portfolio.

During the year ended October 31, 1994, the Funds adopted Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified to additional paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 1995 were as follows:

                                                           PURCHASES            SALES
                                                          ------------       ------------
                   New York Tax-Free                      $  1,117,454       $  1,736,206
                   Fund for Income                        $  7,973,666       $ 15,709,007

4. RELATED PARTY TRANSACTIONS:

ADVISORY AGREEMENT:
-------------------

Key Trust Company ("Key Trust") is the investment adviser for each Portfolio and receives a fee based on average daily net assets at an annual rate of 0.55% and 0.50% for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively. For the six months ended April 30, 1995, Key Trust accrued $44,599 and $64,663 in advisory fees, of which $41,068 and $42,981 was voluntarily waived, for New York Tax-Free Portfolio and Fund for Income Portfolio, respectively.

ADMINISTRATION AGREEMENT:
-------------------------

Concord Financial Group (the "Administrator" or "Concord") is the Administrator to each Portfolio under an Administration Agreement with respect to each Portfolio. The Administrator receives an annual fee of 0.15% of each Portfolio's average net assets for services performed under each Portfolio's Administration Agreement. For the six months ended April 30, 1995, the administrator accrued $12,094 and $19,284 from the New York Tax-Free Portfolio and Fund for Income Portfolio, respectively, in administration fees, none of which were waived.

Effective March 29, 1995 Concord became BISYS Investment Services Inc., a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). BISYS serves as administrator on substantially identical terms as described above.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT:
-----------------------

Victory Broker Dealer Services, Inc. (the "Distributor"), an affiliate of the Administrator, serves as Distributor to each Portfolio. The Distributor sells shares of the Portfolios as agent on behalf of the Fund at no cost to the Portfolios. The Fund has adopted a Distribution and Service Plan (the "Plan") for the Class A shares of New York Tax-Free Portfolio and The Fund for Income Portfolio under Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Adviser or Administrator may use their fee revenues, or other resources to pay expenses associated with activities primarily intended to result in the sale of the shares of the Portfolios. The Fund has adopted a Distribution Plan for Class B shares of New York Tax-Free Portfolio to compensate the Distributor for its services and costs in distributing Class B shares and servicing accounts. Under the Distribution Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less. This fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day.

* Directors fees and expenses for the six months ended April 30, 1995 of $777 for New York Tax-Free Portfolio and $126 for Fund for Income Portfolio were paid to directors having no affiliation with the Fund other than in their capacity as directors.

5. MERGERS:

Effective June 5, 1995, certain Portfolios of The Victory Funds merged into corresponding series of The Victory Portfolios. The mergers were accomplished by the tax-free transfer of all assets of each Portfolio of the Victory Funds to a corresponding investment fund of the Victory Portfolios in exchange for the assumption of liabilities of each Victory Fund. The following Portfolios of The Victory Funds merged into existing funds of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Aggressive Growth Portfolio1               to         Special Growth Fund
Corporate Bond Portfolio1                  to         Investment Quality Bond Fund
Equity Income Portfolio1                   to         Value Fund
Equity Portfolio1                          to         Growth Fund
Foreign Markets Portfolio1                 to         International Growth Fund
Short-Term Government Income Portfolio1    to         Limited Term Income Fund
U.S. Treasury Money Market Portfolio1      to         U.S. Government Obligations Money Fund

Additionally, the following series of The Victory Funds merged into newly created series of The Victory Portfolios:

           THE VICTORY FUNDS                                          THE VICTORY PORTFOLIOS
----------------------------------------              ------------------------------------------------------
Financial Reserves Portfolio1              to         Financial Reserves Fund
Fund for Income Portfolio                  to         Fund for Income
Government Bond Portfolio1                 to         Government Bond Fund
Institutional Money Market Portfolio1      to         Institutional Money Market Fund
National Municipal Bond Portfolio1         to         National Municipal Bond Fund
New York Tax-Free Portfolio                to         New York Tax-Free Fund
Ohio Municipal Money Market Portfolio1     to         Ohio Municipal Money Market Fund

As of June 2, 1995 the fund accounting for the Portfolios is being performed by BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of the The BISYS Group, Inc.

6. SPECIAL SHAREHOLDER MEETING:

On April 28, 1995, a special meeting of the shareholders of The Victory Funds was held to consider various proposals, including, among other things, the approval of an Agreement and Plan of Reorganization whereby the 14 series portfolios of The Victory Funds were reorganized into corresponding series of The Victory Portfolios, the election of certain nominees to serve on the Board of Trustees of The Victory Funds and the ratification of the selection of Coopers & Lybrand L.L.P. as independent auditors for each portfolio of The Victory Funds2.
---------------

1 Not included in this report.

2 The April 28, 1995 meeting was adjourned until May 26, 1995 with respect to the New York Tax Free and Fund For Income Portfolios due to a lack of a quorum on such date. On May 26, 1995, a quorum was present and voted the shares of such portfolios as indicated.

THE VICTORY FUNDS                       Notes to Financial Statements--Continued
New York Tax-Free Portfolio                                       April 30, 1995
Fund for Income Portfolio                                            (Unaudited)
--------------------------------------------------------------------------------

Election of Trustees -- The shareholders of The Victory Funds, as a group, were requested to direct the proxies to vote for or withhold authority to vote for the election of certain individuals to serve as Trustees of The Victory Funds. The shareholders of The Victory Funds approved each nominee. The results of such solicitation are as follows:

                           NOMINEE                        VOTES FOR       VOTES WITHHELD
          ------------------------------------------    --------------    ---------------
          Robert G. Brown                               1,306,537,258       38,671,464
          Edward P. Cambell                             1,308,422,096       36,786,627
          Harry Gazelle                                 1,307,262,991       37,945,462
          Thomas F. Morrissey                           1,310,379,551       34,828,901
          Stanley I. Landgraf                           1,308,450,924       36,757,800
          Leigh A. Wilson                               1,310,734,626       34,474,098
          H. Patrick Swygert                            1,311,252,568       34,456,155

Agreement and Plan of Reorganization -- the shareholders of each Portfolio approved an Agreement and Plan of Reorganization with respect to each Portfolio as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,430        15,011         37,413
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,834,471        11,902        105,207

Reclassification and Changes in Fundamental Policies -- The shareholders of the below-listed Portfolios approved certain reclassifications and changes in fundamental policies of the relevant Portfolio (and the successor Portfolio post-reorganization) by the following votes:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          871,550        15,011         37,293
          NY Tax Free-Class B                           29,267            --          1,666
          Fund for Income                            1,803,283        40,439        107,858

Ratification of Independent Auditors -- the shareholders of each Portfolio ratified the appointment of Coopers & Lybrand L.L.P. as independent auditors for each Portfolio for the next fiscal year as follows:

                       PORTFOLIO                    IN FAVOR       OPPOSED        ABSTAIN
          ------------------------------------    ------------    ----------    -----------
          NY Tax Free-Class A                          891,636           727         31,490
          NY Tax Free-Class B                           29,267            --          1,666
          Fund For Income                            1,860,529         7,123         83,928

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus. Neither the Fund nor Victory Broker Dealer Services, Inc. is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC, the Federal Reserve Board, or any other agency. Victory Broker Dealer Services, Inc., which distributes The Victory Funds, is not affiliated with Key Trust Company. Investing in mutual funds involves risks, including the possible loss of principal amount invested. An investment in a money market Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that a money market Portfolio will maintain a stable $1.00 share price.
--------------------------------------------------------------------------------

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.032        0.026        0.036        0.060        0.076
Distributions
  Net investment income                       (0.025)       (0.032)      (0.026)      (0.036)      (0.060)      (0.076)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.57%(a)      3.30%        2.62%        3.66%        6.14%        7.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $524,143      $412,048     $515,734     $579,836     $430,248     $376,021
Ratio of expenses to
  average net assets                           0.62%(b)      0.63%        0.60%        0.60%        0.60%        0.62%
Ratio of net investment income
  to average net assets                        5.15%(b)      3.20%        2.57%        3.50%        5.92%        7.56%
Ratio of expenses to
  average net assets*                                        0.80%
Ratio of net investment income
  to average net assets*                                     3.03%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

                                                                     PRIME OBLIGATIONS FUND
                                           ---------------------------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                          ------------------------------------------------------------
                                                            1994         1993         1992         1991         1990
                                           SIX MONTHS     --------     --------     --------     --------     --------
                                             ENDED
                                           APRIL 30,
                                              1995
                                           ----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.025         0.035        0.030        0.037        0.061        0.078
  Net realized losses on investments                        (0.003)
----------------------------------------------------------------------------------------------------------------------
         Total from Investment
           Activities                          0.025         0.032        0.030        0.037        0.061        0.078
----------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.025)       (0.035)      (0.030)      (0.037)      (0.061)      (0.078)
Capital transactions                                         0.003
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                   2.53%(a)      3.57%        3.05%        3.77%        6.32%        8.06%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $430,000      $782,303     $720,024     $524,338     $442,263     $444,238
Ratio of expenses to average net assets        0.69%(b)      0.62%        0.60%        0.61%        0.62%        0.62%
Ratio of net investment income to
  average net assets                           5.02%(b)      3.52%        2.96%        3.68%        6.14%        7.76%
Ratio of expenses to average net
  assets*                                                    0.79%
Ratio of net investment income to
  average net assets*                                        3.35%

---------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    TAX-FREE MONEY MARKET FUND
                                           ----------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                           ------------------------------------------------------------
                                                             1994         1993         1992         1991         1990
                                           SIX MONTHS      --------     --------     --------     --------     --------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $    100
-----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.016         0.021        0.020        0.027        0.043        0.054
Distributions
  Net investment income                        (0.016)       (0.021)      (0.020)      (0.027)      (0.043)      (0.054)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------------------------------
Total Return                                    1.66%(a)      2.17%        2.06%        2.77%        4.44%        5.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)             $ 209,606      $198,561     $189,351     $151,012     $129,601     $134,652
Ratio of expenses to average net assets         0.61%(b)      0.60%        0.59%        0.61%        0.62%        0.63%
Ratio of net investment income to
  average net assets                            3.32%(b)      2.14%        2.04%        2.70%        4.29%        5.32%
Ratio of expenses to average net
  assets*                                       0.63%(b)      0.79%        0.60%
Ratio of net investment income to
  average net assets*                           3.30%(b)      1.95%        2.02%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY FUNDS                                           Financial Highlights
--------------------------------------------------------------------------------

                                                                  NEW YORK TAX-FREE PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                                                                             CLASS A
                                                                        -------------------------------------------------
                                                 CLASS B                                 PERIOD
                                      -----------------------------                       FROM
                                                       PERIOD FROM                     JANUARY 1,
                                                      SEPTEMBER 26,                     1994 TO           YEARS ENDED
                                                         1994 TO                        OCTOBER          DECEMBER 31,
                                                       OCTOBER 31,                        31,         -------------------
                                                          1994          SIX MONTHS        1994         1993        1992
                                                      -------------       ENDED        ----------     -------     -------
                                                                        APRIL 30,
                                                                           1995
                                                                        ----------
                                      SIX MONTHS                        (UNAUDITED)
                                         ENDED
                                       APRIL 30,
                                         1995
                                      -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $ 12.39            $12.62        $  12.39       $  13.54      $ 12.76     $ 12.50
-------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                  0.31             0.07             0.32           0.57         0.70        0.74
    Net realized and unrealized
      gains (losses) on
      investments                          0.27            (0.23)            0.30          (1.15)        0.84        0.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment
      activities                           0.58            (0.16)            0.62          (0.58)        1.54        1.00
-------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                 (0.30)           (0.07)           (0.33)         (0.57)       (0.70)      (0.74)
    Net realized gains                    (0.17)              --            (0.17)            --        (0.06)         --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                   (0.47)           (0.07)           (0.50)         (0.57)       (0.76)      (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 12.50           $12.39         $  12.51       $  12.39      $ 13.54     $ 12.76
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charge)                                  4.80%(b)        (1.25)%(b)        5.16%(b)      (4.31)%(b)   12.34%       8.26%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $   834               --         $ 15,974       $ 17,840      $28,530     $26,034
Ratio of expenses to average net
  assets                                   2.72%(c)         0.52%(c)         1.10%(c)       0.91%(c)     0.87%       0.66%
Ratio of net investment income to
  average net assets                       9.48%(c)         5.94%(c)         5.18%(c)       5.33%(c)     5.28%       5.89%
Ratio of expenses to average net
  assets*                                  3.07%(c)         0.86%(c)         1.45%(c)       1.25%(c)     0.96%       0.96%
Ratio of net investment income to
  average net assets*                      9.13%(c)         5.60%(c)         4.83%(c)       4.99%(c)     5.19%       5.59%
Portfolio turnover rate                   17.00%           18.00%           17.00%         18.00%       12.00%      14.00%


                                    PERIOD FROM
                                    FEBRUARY 11,
                                      1991 TO
                                    DECEMBER 31,
                                      1991(A)
                                    ------------

NET ASSET VALUE, BEGINNING OF
 PERIOD                               $  12.00
----------------------------------
Investment Activities
    Net investment income                 0.64
    Net realized and unrealized
      gains (losses) on
      investments                         0.50
----------------------------------
    Total from investment
      activities                          1.14
----------------------------------
Distributions
    Net investment income                (0.64)
    Net realized gains                      --
----------------------------------
    Total Distributions                  (0.64)
----------------------------------
NET ASSET VALUE, END OF PERIOD        $  12.50
----------------------------------
Total Return (excludes sales
  charge)                                11.06%(b)
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 20,995
Ratio of expenses to average net
  assets                                  0.45%(c)
Ratio of net investment income to
  average net assets                      6.28%(c)
Ratio of expenses to average net
  assets*                                 0.95%(c)
Ratio of net investment income to
  average net assets*                     5.78%(c)
Portfolio turnover rate                  61.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                          FUND FOR INCOME PORTFOLIO
                                            --------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                           FEBRUARY 1,
                                                             1994 TO                       YEARS ENDED JANUARY 31,
                                                           OCTOBER 31,     -------------------------------------------------------
                                                              1994          1994        1993        1992        1991        1990
                                            SIX MONTHS     -----------     -------     -------     -------     -------     -------
                                              ENDED
                                            APRIL 30,
                                               1995
                                            ----------
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $   9.43        $ 10.14       $ 10.57     $ 10.55     $ 10.19     $  9.90     $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
    Net investment income                       (0.05)          0.52          0.80        0.80        0.85        0.91        0.93
    Net realized and unrealized gains
      (losses) on investments                    0.58          (0.71)        (0.41)       0.06        0.36        0.29        0.17
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment activities             0.53          (0.19)         0.39        0.86        1.21        1.20        1.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
    Net investment income                       (0.35)         (0.52)        (0.80)      (0.80)      (0.85)      (0.91)      (0.93)
    Net realized gains                             --             --         (0.02)      (0.04)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (0.35)         (0.52)        (0.82)      (0.84)      (0.85)      (0.91)      (0.93)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   9.61        $  9.43       $ 10.14     $ 10.57     $ 10.55     $ 10.19     $  9.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)             5.70%(a)      (1.99)%(a)     3.75%       8.45%      12.34%      12.75%      11.77%
RATIOS -- SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 24,713        $29,358       $46,632     $55,075     $58,055     $44,097     $35,788
Ratio of expenses to average net assets          0.57%(b)       1.12%(b)      1.13%       1.12%       0.92%       0.50%       0.29%
Ratio of net investment income to
  average net assets                             3.51%(b)       7.21%(b)      7.65%       7.56%       8.18%       9.15%       9.34%
Ratio of expenses to average net assets*         0.74%(b)       1.26%(b)
Ratio of net investment income to
  average net assets*                            3.34%(b)       7.07%(b)
Portfolio turnover                              27.00%         18.00%        47.00%      23.00%      24.00%       5.00%       5.00%

---------------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Aggregate.

(b) Annualized

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 79 TO 82.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                   LIMITED TERM INCOME FUND
                                         ----------------------------------------------------------------------------
                                                                           YEARS ENDED OCTOBER 31,
                                                         ------------------------------------------------------------
                                                           1994         1993         1992         1991         1990
                                         SIX MONTHS      --------     --------     --------     --------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.88      $  10.53     $  10.45     $  10.33     $  10.02     $  10.04
---------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.27          0.54         0.57         0.64         0.73         0.76
  Net realized and unrealized gains
    (losses) on investments                    0.11         (0.61)        0.08         0.13         0.31        (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.38         (0.07)        0.65         0.77         1.04         0.75
---------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.28)        (0.54)       (0.57)       (0.64)       (0.73)       (0.77)
  Net realized gains                                        (0.04)                    (0.01)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.28)        (0.58)       (0.57)       (0.65)       (0.73)       (0.77)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $    9.98      $   9.88     $  10.53     $  10.45     $  10.33     $  10.02
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          3.80%(a)     (0.66)%       6.39%        7.77%       10.82%        7.75%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 168,112      $ 79,150     $ 81,771     $ 55,565     $ 43,763     $ 31,303
  Ratio of expenses to average net
    assets                                     0.77%(b)      0.79%        0.77%        0.78%        0.80%        0.82%
  Ratio of net investment income to
    average net assets                         5.86%(b)      5.29%        5.49%        6.18%        7.20%        7.63%
  Ratio of expenses to average net
    assets*                                    0.79%(b)      0.97%        0.78%
  Ratio of net investment income to
    average net assets*                        5.84%(b)      5.10%        5.48%
  Portfolio turnover                          24.49%        41.26%       50.27%       14.97%        9.79%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

                                                                     GOVERNMENT MORTGAGE FUND
                                         ---------------------------------------------------------------------------------
                                         SIX MONTHS                 YEARS ENDED OCTOBER 31,                  MAY 18, 1990
                                         ENDED APRIL     ----------------------------------------------     TO OCTOBER 31,
                                          30, 1995         1994         1993         1992        1991          1990(A)
                                         -----------     --------     --------     --------     -------     --------------

                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD      $   10.33      $  11.36     $  11.07     $  10.73     $ 10.18        $  10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                        0.36          0.68         0.66         0.74        0.80            0.35
  Net realized and unrealized gains
    (losses) on investments                    0.32         (1.02)        0.32         0.34        0.55            0.18
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities           0.68         (0.34)        0.98         1.08        1.35            0.53
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                       (0.37)        (0.67)       (0.66)       (0.74)      (0.80)          (0.35)
  Net realized gains                          (0.08)        (0.02)       (0.03)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (0.45)        (0.69)       (0.69)       (0.74)      (0.80)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   10.56      $  10.33     $  11.36     $  11.07     $ 10.73        $  10.18
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)          6.64%(b)     (3.01)%       9.05%       10.34%      13.77%           5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $ 143,435      $148,168     $132,738     $ 73,660     $42,616        $ 31,972
  Ratio of expenses to average net
    assets                                     0.77%(c)      0.76%        0.75%        0.77%       0.78%           0.82%(c)
  Ratio of net investment income to
    average net assets                         6.99%(c)      6.38%        5.92%        6.82%       7.68%           7.98%(c)
  Ratio of expenses to average net
    assets*                                    0.79%(c)      0.96%        0.76%
  Ratio of net investment income to
    average net assets*                        6.97%(c)      6.18%        5.92%
  Portfolio turnover                          24.12%       131.63%       50.18%       11.19%      20.70%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                          INTERMEDIATE INCOME FUND          INVESTMENT QUALITY BOND FUND
                                     ----------------------------------  ----------------------------------
                                                         DECEMBER 10,                        DECEMBER 10,
                                                             1993                                1993
                                                        TO OCTOBER 31,                      TO OCTOBER 31,
                                                           1994(A)                             1994(A)
                                     SIX MONTHS ENDED  ----------------  SIX MONTHS ENDED  ----------------
                                        APRIL 30,                           APRIL 30,
                                           1995                                1995
                                     ----------------                    ----------------
                                       (UNAUDITED)                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.25          $  10.00          $   9.10          $  10.00
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.30              0.52              0.31              0.53
  Net realized and unrealized gains
    (losses) on investments                  0.17             (0.76)             0.29             (0.92)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.47             (0.24)             0.60             (0.39)
-----------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.31)            (0.51)            (0.32)            (0.51)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $   9.41          $   9.25          $   9.38          $   9.10
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   5.07%(b)         (2.48)%(b)         6.74%(b)         (3.92)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $133,225          $112,923          $ 92,202          $ 94,685
  Ratio of expenses to average net
    assets                                   0.81%(c)          0.79%(c)          0.84%(c)          0.79%(c)
  Ratio of net investment income to
    average net assets                       6.65%(c)          6.23%(c)          6.89%(c)          6.33%(c)
  Ratio of expenses to average net
    assets*                                  1.08%(c)          1.25%(c)          1.10%(c)          1.25%(c)
  Ratio of net investment income to
    average net assets*                      6.38%(c)          5.77%(c)          6.63%(c)          5.87%(c)
  Portfolio turnover                        28.74%            55.06%            54.92%            89.92%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations.

(b) Aggregate.

(c) Annualized.

                                                                     OHIO MUNICIPAL BOND FUND
                                           -----------------------------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31,                MAY 18, 1990
                                                           ------------------------------------------     TO OCTOBER 31,
                                                            1994        1993        1992        1991         1990(A)
                                           SIX MONTHS      -------     -------     -------     ------     --------------
                                              ENDED
                                            APRIL 30,
                                              1995
                                           -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.33       $ 11.52     $ 10.52     $ 10.37     $10.06         $10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                         0.26          0.49        0.52        0.60       0.65           0.28
  Net realized and unrealized gains
    (losses) on investments                     0.52         (0.94)       1.00        0.15       0.31           0.04
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities            0.78         (0.45)       1.52        0.75       0.96           0.32
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                         0.26         (0.49)      (0.52)      (0.60)     (0.65)         (0.26)
  Net realized gains                                         (0.25)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                        (0.26)        (0.74)      (0.52)      (0.60)     (0.65)         (0.26)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $ 10.85       $ 10.33     $ 11.52     $ 10.52     $10.37         $10.06
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           7.67%(b)     (4.08)%     14.75%       7.34%      9.87%          3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)            $58,137       $57,704     $50,676     $17,676     $8,042         $6,315
  Ratio of expenses to average net
    assets                                      0.64%(c)      0.51%       0.42%       0.09%      0.01%          0.38%(c)
  Ratio of net investment income to
    average net assets                          4.88%(c)      4.58%       4.77%       5.76%      6.39%          6.11%(c)
  Ratio of expenses to average net
    assets*                                     0.95%(c)      1.09%       0.86%       0.84%      0.82%          1.17%(c)
  Ratio of net investment income to
    average net assets*                         4.58%(c)      4.01%       4.33%       5.01%      5.58%          5.32%(c)
  Portfolio turnover                           64.80%        52.59%     150.76%      47.28%     15.06%         17.62%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                               BALANCED FUND                 STOCK INDEX FUND                  VALUE FUND
                                        ---------------------------     --------------------------     ---------------------------
                                                       DECEMBER 10,                    DECEMBER 3,                    DECEMBER 3,
                                                         1993 TO                         1993 TO                        1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,     SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED         1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      -----------     APRIL 30,      ------------
                                                                           1995                           1995
                                        SIX MONTHS                      ----------                     ----------
                                          ENDED                         (UNAUDITED)                    (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.62        $  10.00        $  10.18       $   10.00       $  10.13        $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.21            0.33            0.12            0.20           0.14            0.21
  Net realized and unrealized gains
    (losses) on investments                  0.62           (0.39)           0.92            0.16           0.79            0.11
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.83           (0.06)           1.04            0.36           0.93            0.32
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.24)          (0.32)          (0.13)          (0.18)         (0.14)          (0.19)
  Net realized gains                                                                                       (0.17)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.24)          (0.32)          (0.13)          (0.18)         (0.31)          (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.21        $   9.62        $  11.09       $   10.18       $  10.75        $  10.13
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   8.77%(b)       (0.57)%(b)      10.28%(b)        3.66%(b)       9.43%(b)        3.27%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $158,762        $127,285        $105,834       $  89,686       $261,830        $188,184
  Ratio of expenses to average net
    assets                                   0.91%(c)        0.87%(c)        0.58%(c)        0.58%(c)       0.91%(c)        0.92%(c)
  Ratio of net investment income to
    average net assets                       4.30%(c)        3.97%(c)        2.48%(c)        2.35%(c)       2.88%(c)        2.32%(c)
  Ratio of expenses to average net assets*      1.32%(c)       1.49%(c)      0.92%(c)        1.10%(c)       1.29%(c)        1.48%(c)
  Ratio of net investment income to
    average net assets*                      3.89%(c)        3.35%(c)        2.14%(c)        1.82%(c)       2.50%(c)        1.76%(c)
  Portfolio turnover                        45.32%         118.49%          11.06%           1.44%          8.95%          39.05%

------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                  DIVERSIFIED STOCK FUND
                                        ---------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                       ------------------------------------------------------------
                                                         1994         1993         1992         1991         1990
                                        SIX MONTHS     --------     --------     --------     --------     --------
                                          ENDED
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  12.68      $  13.39     $  12.16     $  11.44     $   9.25     $   9.90
-------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.14          0.25         0.18         0.19         0.23         0.26
  Net realized and unrealized gains
    (losses) on investments                  1.05          0.64         1.50         1.11         2.20        (0.67)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         1.19          0.89         1.68         1.30         2.43        (0.41)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.15)        (0.23)       (0.21)       (0.19)       (0.24)       (0.24)
  Net realized gains                        (1.38)        (1.37)       (0.24)       (0.39)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (1.53)        (1.60)       (0.45)       (0.58)       (0.24)       (0.24)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  12.34      $  12.68     $  13.39     $  12.16     $  11.44     $   9.25
-------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                  10.83%(a)      7.39%       14.04%       11.57%       27.50%       (4.29)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $321,593      $263,227     $257,405     $227,839     $177,472     $121,754
  Ratio of expenses to average net
    assets                                   0.87%(b)      0.89%        0.89%        0.91%        0.91%        0.91%
  Ratio of net investment income to
    average net assets                       2.35%(b)      2.06%        1.45%        1.63%        2.06%        2.75%
  Ratio of expenses to average net
    assets*                                  0.91%(b)      1.10%        0.90%
  Ratio of net investment income to
    average net assets*                      2.31%(b)      1.86%        1.43%
  Portfolio turnover                        43.76%       103.62%       86.32%       74.83%       50.78%       63.10%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                GROWTH FUND                 SPECIAL VALUE FUND              SPECIAL GROWTH FUND
                                        ---------------------------     ---------------------------     ---------------------------
                                                       DECEMBER 3,                     DECEMBER 3,                     DECEMBER 3,
                                                         1993 TO                         1993 TO                         1993 TO
                                                       OCTOBER 31,      SIX MONTHS     OCTOBER 31,      SIX MONTHS     OCTOBER 31,
                                                         1994 (A)         ENDED          1994 (A)         ENDED          1994 (A)
                                                       ------------     APRIL 30,      ------------     APRIL 30,      ------------
                                                                           1995                            1995
                                        SIX MONTHS                      ----------                      ----------
                                          ENDED                         (UNAUDITED)                     (UNAUDITED)
                                        APRIL 30,
                                           1995
                                        ----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD     $  10.23        $  10.00        $  10.49        $  10.00        $   8.90       $    10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                      0.06            0.10            0.08            0.11            0.01             0.02
  Net realized and unrealized gains
    (losses) on investments                  0.64            0.22            0.82            0.48            0.45            (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities         0.70            0.32            0.90            0.59            0.46            (1.08)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                     (0.06)          (0.09)          (0.08)          (0.10)          (0.01)           (0.02)
  Net realized gains                        (0.05)                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                     (0.11)          (0.09)          (0.13)          (0.10)          (0.01)           (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  10.82        $  10.23        $  11.26        $  10.49        $   9.35       $     8.90
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales
  charges)                                   6.91%(b)        3.22%(b)        8.65%(b)        5.92%(b)        5.20%(b)    (10.81)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)        $ 43,861        $ 66,921        $153,591        $118,600        $ 19,386       $   24,593
  Ratio of expenses to average net
    assets                                   1.03%(c)        0.94%(c)        1.01%(c)        1.00%(c)        1.16%(c)      0.98%(c)
  Ratio of net investment income to
    average net assets                       1.11%(c)        1.10%(c)        1.57%(c)        1.23%(c)        0.25%(c)      0.24%(c)
  Ratio of expenses to average net assets*      1.39%(c)       1.51%(c)      1.31%(c)        1.49%(c)        1.54%(c)      1.58%(c)
  Ratio of net investment income
    (loss) to average net assets*            0.75%(c)        0.52%(c)        1.27%(c)        0.74%(c)       (0.14)%(c)     (0.36)(c)
  Portfolio turnover                         2.56%          28.09%          18.88%          17.90%          39.58%          118.39%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Period from commencement of operations.
(b) Aggregate.
(c) Annualized.

                                                                 OHIO REGIONAL STOCK FUND
                                         ------------------------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------
                                                          1994        1993        1992        1991         1990
                                         SIX MONTHS      -------     -------     -------     -------     --------
                                            ENDED
                                          APRIL 30,
                                            1995
                                         -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 14.56       $ 14.69     $ 12.12     $ 11.15     $  6.75     $   9.72
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                       0.09          0.18        0.16        0.20        0.21         0.24
  Net realized and unrealized gains
    (losses) on investments                   0.85          0.39        2.63        1.07        4.39        (2.98)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          0.94          0.57        2.79        1.27        4.60        (2.74)
-----------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                      (0.09)        (0.17)      (0.18)      (0.21)      (0.20)       (0.23)
  Net realized gains                         (0.74)        (0.53)      (0.04)      (0.09)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                      (0.83)        (0.70)      (0.22)      (0.30)      (0.20)       (0.23)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $ 14.67       $ 14.56     $ 14.69     $ 12.12     $ 11.15     $   6.75
-----------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         7.06%(a)      3.96%      23.16%      11.50%      68.68%      (28.63)%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)          $35,183       $33,965     $34,926     $36,115     $27,092     $ 13,039
  Ratio of expenses to average net
    assets                                    1.18%(b)      1.04%       1.04%       1.04%       1.08%        1.11%
  Ratio of net investment income to
    average net assets                        1.27%(b)      1.27%       1.17%       1.73%       2.16%        2.66%
  Ratio of expenses to average net
    assets*                                   1.22%(b)      1.27%       1.06%
  Ratio of net investment income to
    average net assets*                       1.22%(b)      1.04%       1.15%
  Portfolio turnover                          4.86%        14.38%       7.25%       7.56%      14.59%       11.17%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.
(a) Aggregate.
(b) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

THE VICTORY PORTFOLIOS                                      Financial Highlights
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL GROWTH FUND
                                         -------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                  YEARS ENDED OCTOBER 31,                 MAY 18, 1990
                                          APRIL 30,      --------------------------------------------     TO OCTOBER 31,
                                            1995          1994         1993        1992        1991          1990(A)
                                         -----------     -------     --------     -------     -------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD      $   13.32      $ 11.93     $   8.93     $  9.20     $  9.46        $  10.00
------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                             (0.01)       (0.03)      (0.02)       0.51            0.09
  Net realized and unrealized gains
    (losses) on investments                   (0.79)        1.40         3.03       (0.17)      (0.25)          (0.55)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Activities          (0.79)        1.39         3.00       (0.19)       0.26           (0.46)
------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                             (0.01)      (0.52)          (0.08)
  Net realized gains                          (0.62)                                (0.07)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $   11.91      $ 13.32     $  11.93     $  8.93     $  9.20        $   9.46
---------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         (5.82)%(b)   11.65%       33.59%      (2.08)%      2.93%          (4.54)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000)         $  86,530      $81,307     $ 30,629     $11,091     $ 5,682        $  9,878
  Ratio of expenses to average net
    assets                                     1.51%(c)     1.48%        1.46%       1.56%       1.72%           1.70%(c)
  Ratio of net investment income
    (loss) to average net assets              (0.29)%(c)   (0.51)%      (0.74)%     (0.20)%      5.97%           2.51%%(c)
  Ratio of expenses to average net
    assets*                                    1.66%(c)     1.83%        1.63%       1.72%
  Ratio of net investment loss to
    average net assets*                       (0.45)%(c)   (0.86)%      (0.91)%     (0.35)%
  Portfolio turnover                          26.04%       50.66%       45.43%      91.92%     102.53%          12.16%

---------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would be as indicated.

(a) Period from commencement of operations

(b) Aggregate.

(c) Annualized.

              SEE NOTES TO FINANCIAL STATEMENTS ON PAGES 73 TO 78.

                                    [LOGO]

                              THE VICTORY FUNDS


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                                RS/VP-001 5/95

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                              THE VICTORY FUNDS

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

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

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:

           Included in Part A:

           --     Condensed Financial Information.

           Included in Part B:

           Unaudited financial reports for the six months ended April 30, 1995.

     (b)   Exhibits:

           (1)    (a)    Amended and Restated  Declaration of Trust dated as
                         of  September  19,  1986  is  incorporated   herein  by
                         reference to Exhibit 1 to the Registrant's Registration
                         Statement on Form N-1A filed on September 24, 1986.

                  (b) Amendment to the Declaration of Trust dated October 22, 1986 is incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

                  (c) Certificate of Secretary of Resolution of the Board of Trustees of the Trust dated February 24, 1993, whereby the Trustees changed the name of the Trust to "The Society Funds" is incorporated herein by reference to
                         Exhibit 1(c) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on
                         Form N-1A filed on February 26, 1993.

                  (d) Amended and Restated Declaration of Trust dated September 2, 1994 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A filed on September 2, 1994.

                  (e) Certificate of Secretary of Resolution of the Board of Trustees of the Trust dated August 30, 1994, whereby the Trustees changed the name of the Trust to "The Victory Portfolios" is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on
                         Form N-1A filed on September 2, 1994.

                  (f) Amendment to the Declaration of Trust dated October 20, 1995 is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

           (2)    Code of Regulations is incorporated herein by reference to
                  Exhibit 2 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

           (3)    None.

           (4)    None.

           (5)    (a)    Form of Investment  Advisory  Agreement dated as of
                         January 1, 1996,  between the Funds and KeyCorp  Mutual
                         Fund Advisers, Inc. is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

                  (b) Form of Investment Sub-Advisory Agreement between KeyCorp Mutual Fund Advisers, Inc. and Society Asset Management, Inc. dated as of January 1, 1996, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on
                         October 31, 1995.

                  (c) Form of Investment Sub-Advisory Agreement between KeyCorp Mutual Fund Advisers, Inc. and T. Rowe Price Associates Inc. dated as of January 1, 1996, regarding the Special Growth Fund is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

                  (d) Form of Investment Sub-Advisory Agreement between KeyCorp Mutual Fund Advisers, Inc. and First Albany Asset Management Corporation dated as of January 1,
                         1996, regarding the Fund for Income is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

           (6)    (a)    Distribution  Agreement  between the Registrant and
                         Victory  Broker-Dealer  Services,  Inc. dated March 31,
                         1995 with an  amended  Schedule A dated June 5, 1995 is
                         incorporated   by   reference   to   Exhibit   6(a)  to
                         Post-Effective  Amendment  No.  22 to the  Registrant's
                         Registration Statement on Form N-1A filed on August 28,
                         1995.

           (7)    None.

           (8)    (a)    Amended and Restated Mutual Fund Custody  Agreement
                         dated May 24, 1995 by and between the Registrant and Society National Bank is incorporated by reference to
                         Exhibit 8(a) to Post-Effective  Amendment No. 22 to the
                         Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

           (9)    (a)    Administration Agreement dated June 5, 1995 between the
                         Registrant and Concord Holding Corporation is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 22 to the Registrant's
                         Registration Statement on Form N-1A filed on
                         August 28, 1995.

                  (b) Transfer Agency and Dividend Disbursing Agreement dated September 6, 1994 as amended June 5, 1995, between the Registrant and Primary Funds Service Corporation is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (c) Form of Asset Purchase and Liquidation Agreement is incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

                  (d) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., and Schedule A thereto, are incorporated by reference to
                         Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

                  (e) Shareholder Servicing Agreement is incorporated herein by reference to Exhibit 9(e) to Post-Effective
                         Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

                  (f) Shareholder Servicing Plan dated June 5, 1995 for The Victory Portfolios is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1995.

           (10)   (a)    Opinion of Counsel was filed with Registrant's Rule
                         24f-2  Notice in  respect  of the  fiscal  year  ending
                         October 31, 1994, submitted on December 21, 1994.

           (11)   (a)    Consent of Kramer, Levin, Naftalis, Nessen, Kamin &
                         Frankel is filed herewith.

                  (b)    Consent of Coopers & Lybrand L.L.P. is filed herewith.

           (12) Financial reports for the year ended October 31, 1994 is incorporated by reference to Exhibit 12 to Post Effective Amendment No. 20 Registrant's Registration Statement on Form N-1A filed February 28, 1995.


           (13)   (a)    Purchase  Agreement dated November 12, 1986 between
                         Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's
                         Registration  Statement  on Form N-1A filed on November
                         13, 1986.

                  (b) Purchase Agreement dated October 15, 1989 is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

                  (c)    Purchase Agreement is incorporated by reference to
                         Exhibit 13(c) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

           (14)   None.

           (15)   (a)    Distribution and Service Plan dated June 5, 1995 for
                         The Victory Portfolios Class A Shares of Government
                         Bond Fund, National Municipal Bond Fund, New York
                         Tax-Free Fund, Fund for Income, Financial Reserves
                         Fund, Institutional Money Market Fund and Ohio
                         Municipal Money Market Fund is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment
                         No. 22 to the Registrant's Registration Statement on
                         Form N-1A filed on August 28, 1995.

                  (b) Distribution Plan dated June 5, 1995 for Class B Shares of National Municipal Bond Fund, Government Bond Fund and New York Tax-Free Fund is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

           (16)   (a)    Forms of computation  of performance  quotation are
                         incorporated    by   reference   to   Exhibit   16   to
                         Post-Effective  Amendment  No.  19 to the  Registrant's
                         Registration  Statement  on Fund N-1A filed on December
                         23, 1994.

                  (b) Computation of performance quotation dated August 31, 1995 for the Ohio Municipal Money Market Fund is to be filed by amendment.


           (17)   Financial Data Schedules are filed herewith.

           (18) Rule 18f-3 Multi-Class Plan adopted effective June 5, 1995 is incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on August 28, 1995.

           (19)   Powers of Attorney are incorporated by reference to
                  Exhibit 17 to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on December 23, 1994.


Item 25.   Persons Controlled by or under Common Control with Registrant.

           None.

Item 26.   Number of Holders of Securities.

           As of October 31, 1995 the number of record holders of each series of Class A Shares of the Registrant were as follows:
                                                                    Number of
           Title of Series                                        Record Holders

           U.S. Government Obligations Fund                            135

           Prime Obligations Fund                                      827

           Tax Free Money Market Fund                                   66

           Balanced Fund                                               884

           Stock Index Fund                                             45

           Value Fund                                                   63

           Diversified Stock Fund                                    3,671

           Growth Fund                                                 272

           Special Value Fund                                          565

           Special Growth Fund                                          82

           Ohio Regional Stock Fund                                    948

           International Growth Fund                                   988

           Limited Term Income Fund                                    152

           Government Mortgage Fund                                    297

           Ohio Municipal Bond Fund                                    261

           Intermediate Income Fund                                     22

           Investment Quality Bond Fund                                 76

           Florida Tax-Free Bond Fund                                    0

           Municipal Bond Fund                                           0

           Convertible Securities Fund                                   0

           Short-Term U.S. Government                                    0

           Income Fund                                                   0

           Financial Reserves Fund                                      79

           Fund For Income                                           1,485

           Government Bond Fund                                        141

           Institutional Money Market Fund                               8

           National Municipal Bond Fund                                 94

           New York Tax-Free Fund                                      551

           Ohio Municipal Money Market Fund                            100


           As of October 31, 1995 the number of record holders of each series of Class B Shares of the Registrant were as follows:

                                                                    Number of
           Title of Series                                        Record Holders

           Government Bond                                              49

           National Municipal Bond Fund                                 16

           New York Tax-Free Fund                                       78

           As of October 31, 1995 the number of record holders of each series of Service shares of the Registrant were as follows:

                                                                    Number of
           Title of Series                                        Record Holders

           Institutional Money Market Fund                               8


Item 27.   Indemnification

           Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1(a) hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Fund's principal underwriter, custodian, investment adviser, manager and administrator, and transfer agent is provided for, respectively, in Section 1.11 of the Distribution Agreement incorporated by reference as Exhibit 6(a), hereto, Section 16 of the Custodian Agreement incorporated by reference as Exhibit 8(a) hereto, Section 8 of the Investment Advisory Agreements incorporated by reference as Exhibits 5(a) through 5(d) hereto,
           Section 4 of the Management and Administration Agreement incorporated by reference as Exhibit 9(a) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.   Business and Other Connections of Investment Adviser

           Society Asset Management, Inc. is the investment adviser to each fund of the Victory Portfolios. Society Asset Management, Inc. is a wholly-owned subsidiary of Society National Bank, the lead affiliate bank of KeyCorp, a bank holding company which had projected total assets of approximately $66.8 billion as of December 31, 1994. KeyCorp is a leading financial institution in 25 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. Society Asset Management, Inc. advises and manages over $17 billion in assets, and provides a full range of investment management services to personal and corporate clients. Society Asset Management, Inc. manages private money market portfolios similar to those of the Society Funds with assets totalling over $2 billion as of December 31, 1994.

           T. Rowe Price, which maintains its principal office at 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. As of December 31, 1994, the firm and its affiliates managed over $57 billion for over 3 million individual and institutional investor accounts.

           First Albany Asset Management Corporation, 41 State Street, Albany, New York 12207, was incorporated on July 3, 1991, as a newly formed subsidiary of First Albany Companies, Inc. It utilizes the expertise of an experienced staff of research personnel employed by its affiliate, First Albany Corporation.

           To the knowledge of Registrant, none of the directors or officers of Society Asset Management, Inc. T. Rowe Price Associates, Inc., or First Albany Asset Management Corporation, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Society Asset Management, Inc. also hold positions with KeyCorp or its subsidiaries.


                             Position With                 Other
                             Society Asset                Substantial
Name                         Management, Inc.             Occupation

Frank J. Riccardi        Senior Vice President       From 1986 to July, 1992,
                                                     served as Portfolio Manager
                                                     for First Boston Asset
                                                     Management, New York,
                                                     New York (an investment
                                                     adviser).

James R. Kirk           Director, President and      Director of The Astrup
                             COO                     Company, 2937 West 25th
                                                     Street, Cleveland, Ohio;
                                                     Director of Fund Securities
                                                     Corporation,  1105 North
                                                     Market Street, Suite 1300,
                                                     P.O. Box 8985, Wilmington,
                                                     Delaware.

Item 29.   Principal Underwriter

     (a) Victory Broker-Dealer Services, Inc. acts solely as distributor for the Registrant and Concord Holding Corporation serves as administrator for the Registrant. Victory Broker-Dealer Services, Inc.

     (b) Directors, officers and partners of Victory Broker-Dealer Services, Inc. as of October 31, 1995 were as follows:

Name and Principal       Positions and Officers with      Positions and Offices
Business Addresses           Victory Broker-                with the Registrant
                          Dealer Services, Inc.


BISYS Fund Services, Inc.       None                      None
3435 Stelzer Road
Columbus, Ohio  43215

Lynn J. Mangum               Chairman                     None
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio  43215


Richard E. Stierwalt
BISYS Fund Services, Inc.
3435 Stelzer Road            President/CEO               None
Columbus, Ohio  43215


Robert J. McMullen
BISYS Fund Services, Inc.
3435 Stelzer Road         Executive Vice President       None
Columbus, Ohio  43215


William B. Blundin
BISYS Fund Services, Inc.
3435 Stelzer Road            Vice President              None
Columbus, Ohio  43215


Dennis Sheehan
BISYS Fund Services, Inc.
3435 Stelzer Road            Vice President              None
Columbus, Ohio  43215


Catherine T. Dwyer
BISYS Fund Services, Inc.
3435 Stelzer Road         Vice President/Secretary       None
Columbus, Ohio  43215


Michael D. Burns
BISYS Fund Services, Inc.
3435 Stelzer Road         Vice President-Compliance      None
Columbus, Ohio  43215


Annamarie Porcaro
BISYS Fund Services, Inc.
3435 Stelzer Road            Assistant Secretary         None
Columbus, Ohio  43215


Robert Tuch
BISYS Fund Services, Inc.
3435 Stelzer Road            Assistant Secretary         None
Columbus, Ohio  43215


Kristen Hiestand
BISYS Fund Services, Inc.
3435 Stelzer Road            Assistant Secretary         None
Columbus, Ohio  43215


George O. Martinez
BISYS Fund Services, Inc.
3435 Stelzer Road          Senior Vice President         None
Columbus, Ohio  43215


Dale Smith
BISYS Fund Services, Inc.
3435 Stelzer Road           Vice President/CFO           None
Columbus, Ohio  43215


Sean Kelly
BISYS Fund Services, Inc.
3435 Stelzer Road          First Vice President         None
Columbus, Ohio  43215




     (c)   Inapplicable.

Item 30.   Location of Accounts and Records

     (1) Society Asset Management, Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and custodian).

     (2) Society National Bank, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as shareholder servicing agent).

     (3) T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 and First Albany Asset Management Corporation, 41 State Street, Albany, New York 12207 (records relating to its functions as sub-investment adviser).

     (4)   BISYS Fund Services Ohio,  Inc.,  3435 Stelzer Road,  Columbus,  Ohio
           43219  (records   relating  to  its  functions  as  general  manager,
           administrator).

     (5) Primary Funds Service Corporation, 859 Williard Street, Quincy, Massachusetts, 02269- 9110 (records relating to its function as transfer agent).

     (6) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as foreign sub-custodian).


Item 31.   Management Services

           None.

Item 32.   Undertakings

           Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

           Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.



NOTICE

     A copy of the Agreement and Declaration of Trust of The Victory Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of November, 1995.


                                                      THE VICTORY PORTFOLIOS


                                                      By: /s/Leigh A. Wilson
                                                          Leigh A. Wilson,
                                                          President and Trustee



As required by the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of November, 1995.

  /s/ Leigh A. Wilson                                         President
Leigh A. Wilson

  /s/ Martin Dean                                             Treasurer
Martin Dean

      *                                                       Trustee
Robert G. Brown

      *                                                       Trustee
Edward P. Campbell

      *                                                       Trustee
Harry Gazelle

      *                                                       Trustee
Stanley I. Landgraf

      *                                                       Trustee
Thomas F. Morrissey

      *                                                       Trustee
H. Patrick Swygert

*By: /s/ Carl Frischling
      Carl Frischling
      Power of Attorney

     Attorney-in-Fact pursuant to powers of attorney, dated December 12, 1994, as filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on December 23, 1994.


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The Victory Portfolios



                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number

11(a)      Consent of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel.

11(b)      Consent of Coopers & Lybrand L.L.P.

17.1       Financial Data Schedule under Article 6 for The Balanced Fund

17.2       Financial Data Schedule under Article 6 for The Diversified
           Stock Fund

17.3       Financial Data Schedule under Article 6 for The International
           Growth Fund

17.4       Financial Data Schedule under Article 6 for The Ohio Regional
           Stock Fund

17.5       Financial Data Schedule under Article 6 for The Special Value Fund

17.6       Financial Data Schedule under Article 6 for U.S. Government
           Obligations Fund